[LOGO] MANULIFE FINANCIAL

VENTURE(R) Variable Products

         Audited Financial Statements

         Manufacturers Investment Trust
         Annual Report
         December 31, 2001



Venture(R) Annuities, Venture(R) SPVL,Venture(R) VUL, Survivorship VUL and COL
VUL:

Issued by The Manufacturers Life Insurance Company (U.S.A.)

MANUFACTURERS INVESTMENT TRUST ANNUAL REPORT

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

February 15, 2002

Dear Fellow Investors:

I am pleased to present the 2001 annual financial statements of the Manufacturers Investment Trust (the Trust), the mutual fund that is the underlying investment vehicle for your variable annuity, variable life insurance product, or retirement plan. These financial statements reflect operations for the 12 months ended December 31, 2001. At year-end, net assets of the Trust totaled $20.01 billion, nearly the same as the $20.26 billion in assets at the beginning of the year.

I am certain you will agree that the year 2001 was extremely difficult. As a nation, we were tested by the tragic events of September 11. The loss of more than 3000 innocent people and the call to war against terrorism dominated the year for all of us. While these events put humbling perspective on our economic difficulties, we were also challenged on that front. By year-end, the U.S. equity market had posted its first back-to-back decline in nearly 3 decades; the S&P 500 Index fell 12% after falling 9% in 2000; the technology-laden NASDAQ dropped 21% after plunging 39% the previous year; and the MSCI EAFE Index declined 21% after dropping 14% in 2000. The National Bureau of Economic Research declared that a U.S. recession had begun in March. In so many ways, we were challenged to recover and, indeed, to grow.

Just as our nation responded to unprovoked attack with strength and resolve, those qualities were also evident in our financial system. Diversification and patience, two cornerstones of our investment approach at Manulife, were back in favor. While many of the headline indices posted negative returns during 2001, our investors could still grow wealth in mid-cap value stocks, small-cap value stocks, REITs and high quality fixed income securities which all posted strong gains. Since there is no way to predict short-term market winners or losers, diversification to these asset classes helped many improve overall performance and lower volatility. Patience is equally important. Patient investors, who did not panic after the tragedy of September 11, were rewarded with a powerful rally in the fourth quarter, fueled by signs of better economic times ahead. Gains in the fourth quarter by the S&P 500 Index and the NASDAQ were in sharp contrast to market performance earlier in the year.

Manulife Financial's goals always include offering our clients the proper building blocks for diversification. The Trust offers a multi-manager platform with a wide range of investment options available across asset classes and investment management styles. Additionally, we offer our clients five Lifestyle portfolios: Pre-constructed, fully diversified, fund-of-fund portfolios ranging from conservative to aggressive. More and more, our clients are turning to these portfolios because they help answer the basic investing questions regarding an appropriate asset allocation mix and the most appropriate funds for you. Manulife Financial continues to be dedicated to offering a wide variety of investment options to meet our client's needs.

I am also pleased to report on the results of our December 19, 2001 Shareholder Meeting. As you know, the Trust's Board of Trustees recommended shareholder approval for a number of proposals, primarily involving the price structure of portfolios available from the Trust. Shareholders voted to approve all proposals at the meeting. Consequently, adviser fee breakpoints are now available on most portfolios allowing shareholders to benefit from lower expenses associated with managing larger investment portfolios. Also, a distribution plan and related multi-class share structure are now in place to help enhance the competitive position of the Trust in distributing its shares and attracting new assets.

We urge you to review your financial program regularly with your financial consultant to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to take advantage of our investment options or to increase your diversification among different asset classes. Thank you for choosing Manulife Financial. We look forward to continuing to serve your investment needs.

Sincerely,

/s/ James D. Gallagher
JAMES D. GALLAGHER
President

---------------
(diamond) "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated.

MANUFACTURERS INVESTMENT TRUST
INDEX TO ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Portfolio Performance and Manager's Commentary ..........................    iii

Report of Independent Accountants .......................................      1

Statements of Assets and Liabilities ....................................      2

Statements of Operations ................................................     17

Statements of Changes in Net Assets .....................................     32

Financial Highlights ....................................................     52

Portfolio of Investments:

     Internet Technologies Trust ........................................     82
     Pacific Rim Emerging Markets Trust .................................     82
     Telecommunications Trust ...........................................     84
     Science & Technology Trust .........................................     85
     International Small Cap Trust ......................................     87
     Health Sciences Trust ..............................................     90
     Aggressive Growth Trust ............................................     91
     Emerging Small Company Trust .......................................     93
     Small Company Blend Trust ..........................................     95
     Dynamic Growth Trust ...............................................     98
     Mid Cap Growth Trust ...............................................    100
     Mid Cap Opportunities Trust ........................................    102
     Mid Cap Stock Trust ................................................    104
     All Cap Growth Trust ...............................................    105
     Financial Services Trust ...........................................    107
     Overseas Trust .....................................................    108
     International Stock Trust ..........................................    109
     International Value Trust ..........................................    112
     Capital Appreciation Trust .........................................    113
     Strategic Opportunities Trust ......................................    114
     Quantitative Mid Cap Trust .........................................    116
     Global Equity Trust ................................................    117
     Strategic Growth Trust .............................................    119
     Growth Trust .......................................................    121
     Large Cap Growth Trust .............................................    122
     All Cap Value Trust ................................................    125
     Capital Opportunities Trust ........................................    127
     Quantitative Equity Trust ..........................................    129
     Blue Chip Growth Trust .............................................    131
     Utilities Trust ....................................................    133
     Real Estate Securities Trust .......................................    135
     Small Company Value Trust ..........................................    135
     Mid Cap Value Trust ................................................    137
     Value Trust ........................................................    138
     Equity Index Trust .................................................    139
     Tactical Allocation Trust ..........................................    145
     Fundamental Value Trust ............................................    150
     Growth & Income Trust ..............................................    151
     U S  Large Cap Value Trust .........................................    153
     Equity-Income Trust ................................................    155

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT, CONTINUED
--------------------------------------------------------------------------------

     Income & Value Trust ...............................................    158
     Balanced Trust .....................................................    163
     High Yield Trust ...................................................    166
     Strategic Bond Trust ...............................................    171
     Global Bond Trust ..................................................    177
     Total Return Trust .................................................    181
     Investment Quality Bond Trust ......................................    184
     Diversified Bond Trust .............................................    193
     U S  Government Securities Trust ...................................    197
     Money Market Trust .................................................    198
     Small Cap Index Trust ..............................................    199
     International Index Trust ..........................................    213
     Mid Cap Index Trust ................................................    222
     Total Stock Market Index Trust .....................................    227
     500 Index Trust ....................................................    253
     Lifestyle Aggressive 1000 Trust ....................................    259
     Lifestyle Growth 820 Trust .........................................    259
     Lifestyle Balanced 640 Trust .......................................    259
     Lifestyle Moderate 460 Trust .......................................    259
     Lifestyle Conservative 280 Trust ...................................    259

Notes to Financial Statements ...........................................    261

Results of Special Meeting of Shareholders ..............................    281

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY
--------------------------------------------------------------------------------


                                TRUST PERFORMANCE

In the following pages we have set forth information regarding the performance of each Portfolio of the Manufacturers Investment Trust (the "Trust"), excluding the Money Market Trust. There are several ways to evaluate a Portfolio's historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. WITH RESPECT TO ALL PERFORMANCE INFORMATION PRESENTED, IT IS IMPORTANT TO UNDERSTAND THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND PRINCIPAL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                               PERFORMANCE TABLES

The Performance Tables show two types of total return information: CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS. A CUMULATIVE TOTAL RETURN is an expression of a Portfolio's total change in share value in percentage terms over a set period of time -- one, five and ten years (or since the Portfolio's inception if less than the applicable period). An AVERAGE ANNUAL TOTAL RETURN takes the Portfolio's cumulative total return for a time period greater than one year and shows what would have happened if the Portfolio had performed at a constant rate each year. In addition, seventeen Portfolios have had portfolio management changes, namely the Aggressive Growth, Emerging Small Company, All Cap Growth, Overseas, Mid Cap Blend, Global Equity, Growth, Large Cap Growth, Blue Chip Growth, Real Estate Securities, Equity-Income, Income & Value, Balanced, Global Bond, Investment Quality Bond, Diversified Bond and U.S. Government Securities Trusts. For these Portfolios, the tables also show a cumulative total return for the period since the current portfolio manager assumed responsibility. THE TABLES SHOW ALL CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS, NET OF FEES AND EXPENSES OF THE TRUST, BUT DO NOT REFLECT THE INSURANCE (SEPARATE ACCOUNT) EXPENSES (INCLUDING A POSSIBLE CONTINGENT DEFERRED SALES CHARGE) OF THE VARIABLE ANNUITY AND VARIABLE LIFE PRODUCTS THAT INVEST IN THE TRUST. IF THESE WERE INCLUDED, PERFORMANCE WOULD BE LOWER.


     GRAPH -- CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

The performance graph for each Portfolio shows the change in value of a $10,000 investment over the life of each Portfolio. Each Portfolio's performance is compared with the performance of one or more broad-based securities indices as a "benchmark." All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and Portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the Portfolio invests.


                         PORTFOLIO MANAGER'S COMMENTARY

Finally, we have provided a commentary by each portfolio manager regarding each Portfolio's performance during the period ended December 31, 2001. The views expressed are those of the portfolio manager as of December 31, 2001, and are subject to change based on market and other conditions. Information about a Portfolio's holdings, asset allocation or country diversification is historical and is no indication of future portfolio composition, which will vary.

"Standard & Poor's," "Standard & Poor's 500," "S&P 500," and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000," "Russell 2000," "Russell 3000," and "Russell Midcap" are trademarks of Frank Russell Company. "Wilshire 5000" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free", "EAFE" and "MSCI" are trademarks of Morgan Stanley & Co. Incorporated." "Lehman Brothers" is a registered trademark of Lehman Brothers Inc. "Lipper" is a registered trademark of Reuters S.A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                          INTERNET TECHNOLOGIES TRUST

INVESTMENT OBJECTIVE &   To seek long-term capital appreciation by investing the
  POLICIES:              portfolio's assets primarily in companies engaged in
                         Internet-and Intranet-related business.
SUBADVISER:              Munder Capital Management
PORTFOLIO MANAGER:       Paul T. Cook, Brian A. Salerno and Kenneth A. Smith
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INTERNET TECHNOLIGIES TRUST]

                                                                                                  AMEX INTER@CTIVE WEEK INTERNET
                                                                INTERNET TECHNOLOGIES TRUST                   INDEX
                                                                ---------------------------       ------------------------------
Apr.2000                                                                   10000                              10000
May2000                                                                     8696                               8225
Jun.2000                                                                   10432                               9669
Jul.2000                                                                    9952                               9491
Aug.2000                                                                   11232                              10936
Sep.2000                                                                    9792                               9941
Oct.2000                                                                    8264                               8682
Nov.2000                                                                    5721                               6239
Dec.2000                                                                    5624                               5531
Jan.2001                                                                    6160                               6150
Feb.2001                                                                    4400                               4256
Mar.2001                                                                    3432                               3311
Apr.2001                                                                    4160                               3947
May2001                                                                     4120                               3864
Jun.2001                                                                    4136                               3737
Jul.2001                                                                    3528                               3329
Aug.2001                                                                    2840                               2643
Sep.2001                                                                    2216                               2024
Oct.2001                                                                    2520                               2372
Nov.2001                                                                    2928                               2917
Dec.2001                                                                    3032                               2888

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                             --------------------------------------------------------------
                                                                                Since                        Since
Periods Ending December 31, 2001                              1 Year          Inception                    Inception
AMEX Inter@active Week Internet Index*                       -47.78%          -52.53%                   -71.12%
Internet Technologies Trust                                  -46.09%          -51.09%                   -69.68%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Internet Technologies Trust returned -46.09%, outperforming the -47.78% return of the AMEX Inter@active Week Internet Index.

ENVIRONMENT: The year was one of the worst for equity investors in general, but especially for investors in Technology. However, the fourth quarter was particularly strong for Technology and Internet stocks, with the NASDAQ Composite Index rebounding 30% and the S&P 500 Index Technology sector leading the quarter with a 35% gain. This rebound was fueled by fundamentals as well as investor anticipation of an economic recovery and higher technology capital spending in 2002. The events of September 11 re-emphasized the growing need for data redundancy, backup and security. Additionally, the cost-cutting of the past several quarters, as companies try to meet bottom line expectations, should boost earnings in 2002 when we expect revenue growth to return.

OUTLOOK: We believe the economy and the Internet sector are poised for recovery. One major positive trend is the move toward wireless. Although there are relatively few Internet-attached wireless devices today, over time we expect that they will leverage the strength of data availability and mobile convenience. Another trend is broadband, which encourages increased online usage. Broadband has great potential to drive Internet usage, which translates into opportunities for pure play media companies, software enablers and manufacturers of servers and routers. We remain optimistic about the Internet-related area of the market and are committed to our long-term strategy. We continue to seek companies that will benefit from the build-out of the Internet. These include companies that were born on the web, including non-technology sectors such as Retail, Media and Finance; companies that help build the web or enable other firms to leverage the web for their own businesses; and offline companies that digitally leverage a traditional business through the power of web tools and delivery methods.

                       PACIFIC RIM EMERGING MARKETS TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing, under
  POLICIES:              normal conditions, at least 65% of the portfolio's net
                         assets in common stocks and equity-related securities of
                         established, larger capitalization, non-U.S. companies in
                         the Pacific Rim that have attractive long-term prospects for capital growth.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Samantha Ho and Seton Lor
INCEPTION DATE:          October 4, 1994

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [PACIFIC RIM EMERGING MARKETS TRUST PERFORMANCE GRAPH]

                                                                PACIFIC RIM EMERGING MARKETS
                                                                           TRUST                        MSCI PACIFIC INDEX
                                                                ----------------------------            ------------------
Sept.1994                                                                 10000.00                           10000.00
Dec.1994                                                                   9473.00                            9750.00
Mar.1995                                                                   9303.00                            9597.00
Sept.1995                                                                 10097.00                            9588.00
Dec.1995                                                                  10548.00                           10042.00
Mar.1996                                                                  11184.00                           10255.00
Sept.1996                                                                 11422.00                            9901.00
Dec.1996                                                                  11582.00                            9198.00
Mar.1997                                                                  11284.00                            8289.00
Sept.1997                                                                 10328.00                            8648.00
Dec.1997                                                                   7630.00                            6868.00
Mar.1998                                                                   7971.00                            7090.00
Sept.1998                                                                  5850.00                            5589.00
Dec.1998                                                                   7279.00                            7053.00
Mar.1999                                                                   7823.00                            7847.00
Sept.1999                                                                  9623.00                            9589.00
Dec.1999                                                                  11854.00                           11140.00
Mar.2000                                                                  11647.00                           11094.00
Sept.2000                                                                  9960.00                            9472.00
Dec.2000                                                                   8966.00                            8284.00
Mar.2001                                                                   8026.00                            7536.00
Sep.2001                                                                   6444.00                            6234.00
Dec.2001                                                                   7301.00                            6194.00

                              PERFORMANCE TABLE**

                                    Average Annual Total Return         Cumulative Total Return
                                    ------------------------------------------------------------
                                                         Since                          Since
 Periods Ending December 31, 2001   1 Year    5 Year   Inception         5 Year       Inception
MSCI Pacific Index*                 -25.22%   -7.60%    -6.39%          -32.66%        -38.06%
Pacific Rim Emerging Markets Trust  -18.57%   -8.82%    -4.25%          -36.96%        -26.99%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Pacific Rim Emerging Markets Trust returned -18.57%, outperforming the -25.22% return of the MSCI Pacific Index.

ENVIRONMENT: The year 2001 saw the global economy fall into a synchronized recession. In an attempt to fight off the downturn, central bankers acted by easing monetary policy. By the end of the year, there were 41 rate cuts by major OECD (Organisation for Economic Co-operation and Development) central banks and 114 rate cuts worldwide. Even the Bank of Japan joined in on the global easing campaign. During the final quarter, there were signs that the global economy might be recovering, with improving exports growth for some Asian economies. In Singapore, the government announced 2 fiscal stimulus packages in an attempt to dampen the impact of economic deceleration. The Trust outperformed for the year due to overweight positions in Hong Kong, Korea, Taiwan, Malaysia and Thailand and an underweight exposure in Japan.

OUTLOOK: Recent economic releases have been encouraging for non-Japan Asia markets. The latest export data for Korea, Taiwan and Singapore shows signs of a trough, suggesting that Asia's trade cycle has bottomed. Equity markets in the region continue to be supported by attractive valuation, very accommodative monetary policy and the potential recovery in global economic growth later in 2002. The Trust will maintain an underweight position in Japan and overweight positions in Hong Kong, China, Korea, Taiwan and Singapore.

                            TELECOMMUNICATIONS TRUST

INVESTMENT OBJECTIVE     To seek capital appreciation by investing primarily in
  & POLICIES:            equity securities of companies engaged in the
                         telecommunications sector. The telecommunications sector
                         includes companies that offer telephone service, wireless
                         communications, satellite communications, television and
                         movie programming, broadcast and Internet access. A
                         secondary objective is to earn income.
SUBADVISER:              INVESCO Funds Group, Inc.
PORTFOLIO MANAGER:       Brian B. Hayward
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [TELECOMMUNCATIONS TRUST PERFORMANCE GRAPH]

                                                                                                  LIPPER TELECOMMUNICATIONS AVG.
                                                                  TELECOMMUNICATIONS TRUST             FUNDS CLASSIFICATION
                                                                  ------------------------        ------------------------------
Apr. 2001                                                                 10000.00                           10000.00
May 2001                                                                   9176.00                            9351.00
Jun. 2001                                                                  8448.00                            8868.00
Jul. 2001                                                                  7464.00                            8404.00
Aug. 2001                                                                  6408.00                            7262.00
Sep. 2001                                                                  5296.00                            6452.00
Oct. 2001                                                                  5552.00                            6436.00
Nov. 2001                                                                  6344.00                            7018.00
Dec. 2001                                                                  6344.00                            6991.00

                              PERFORMANCE TABLE**

                                                                      Cumulative Total Return
                                                                               Since
Periods Ending December 31, 2001                                             Inception
Lipper Telecommunications Avg. Funds Classification*                          -30.09%
Telecommunications Trust                                                      -36.56%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                          PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Telecommunications Trust returned -36.56%, underperforming the -30.09% return of the Lipper Telecommunications Avg. Funds Classification.

ENVIRONMENT: The telecommunications sector endured another year of poor performance, as the economic recession, which officially started in the second quarter, affected the group's fundamental progress perhaps more adversely than any other sector. The economic downturn not only hurt many companies' revenues, but also forced them to reconsider their budgets. In many cases, telecommunications spending was cut, which spurred a downturn in demand that caught equipment companies off guard. Consequently, extreme inventory excesses plagued the equipment group for most of the period. Meanwhile, poor equity market performance during 2000 had many investors feeling risk averse. As a result, alternative telecommunication service providers could not receive the funding required to advance their business plans or to complete the construction of their networks, which further depressed demand for equipment. All in all, there were few bright spots in the sector during 2001 as regional Bell operating companies, competitive local exchange carriers, wireless service providers and equipment makers all declined in varying degrees.

OUTLOOK: We remain as confident as ever that the economy will improve during the next year. Furthermore, we fully expect the market to begin to discount the recovery before it actually materializes. And if we see, as we expect, corporate capital expenditures on telecommunications equipment improve in the coming year, 2002 should see more encouraging performance.

                           SCIENCE & TECHNOLOGY TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing at least
  POLICIES:              65% of the portfolio's total assets in the common stocks of companies expected to benefit from the development,
                         advancement and use of science and technology. Current
                         income is incidental to the portfolio's objective.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Charles A. Morris+
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [SCIENCE & TECHNOLOGY TRUST PERFORMANCE GRAPH]

                                                                                                 LIPPER SCIENCE & TECHNOLOGY AVG.
                                                                 SCIENCE & TECHNOLOGY TRUST            FUNDS CLASSIFICATION
                                                                 --------------------------      --------------------------------
Dec. 1996                                                                 10000.00                           10000.00
                                                                          10744.00                           10760.00
                                                                           9896.00                            9787.00
Mar. 1997                                                                  9344.00                            9050.00
                                                                           9704.00                            9446.00
                                                                          10840.00                           10570.00
Jun. 1997                                                                 11040.00                           10668.00
                                                                          12336.00                           12164.00
                                                                          12168.00                           12239.00
Sep. 1997                                                                 12616.00                           12758.00
                                                                          11680.00                           11410.00
                                                                          11632.00                           11313.00
Dec. 1997                                                                 11071.00                           10783.00
                                                                          11242.00                           10974.00
                                                                          12607.00                           12280.00
Mar. 1998                                                                 12827.00                           12381.00
                                                                          13436.00                           12912.00
                                                                          12323.00                           11965.00
Jun. 1998                                                                 12981.00                           12667.00
                                                                          12339.00                           12548.00
                                                                           9575.00                           10192.00
Sep. 1998                                                                 10787.00                           11395.00
                                                                          12063.00                           12264.00
                                                                          13510.00                           13639.00
Dec. 1998                                                                 15867.00                           15846.00
                                                                          17882.00                           17898.00
                                                                          16069.00                           16029.00
Mar. 1999                                                                 17873.00                           17663.00
                                                                          18004.00                           17884.00
                                                                          18233.00                           17859.00
Jun. 1999                                                                 20674.00                           20178.00
                                                                          20649.00                           20172.00
                                                                          21797.00                           21282.00
Sep. 1999                                                                 22333.00                           21571.00
                                                                          23749.00                           23843.00
                                                                          26654.00                           27379.00
Dec. 1999                                                                 31652.00                           33895.00
                                                                          29971.00                           33628.00
                                                                          35711.00                           42688.00
Mar. 2000                                                                 35719.00                           41390.00
                                                                          31386.00                           36560.00
                                                                          27633.00                           32147.00
Jun. 2000                                                                 30622.00                           37020.00
                                                                          29238.00                           35062.00
                                                                          34697.00                           40381.00
Sep. 2000                                                                 30540.00                           36242.00
                                                                          28213.00                           32266.00
                                                                          20553.00                           23948.00
Dec. 2000                                                                 20872.00                           23634.00
                                                                          23485.00                           26030.00
                                                                          15996.00                           19247.00
Mar. 2001                                                                 13041.00                           16427.00
                                                                          16967.00                           19634.00
                                                                          15991.00                           18719.00
Jun. 2001                                                                 15227.00                           18410.00
                                                                          14194.00                           16935.00
                                                                          11919.00                           14818.00
Sep. 2001                                                                  9070.00                           11638.00
                                                                          10638.00                           13401.00
                                                                          12310.00                           15352.00
Dec. 2001                                                                 12262.00                           15278.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
Periods Ending December 31, 2001                              1 Year          Inception                    Inception
Lipper Science & Technology Avg. Funds Classification*       -35.36%            8.85%                       52.78%
Science & Technology Trust                                   -41.25%            4.16%                       22.62%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
 + As of January 16, 2002, Michael Sola took over management responsibilities of the T. Rowe Price Science & Technology Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Science & Technology Trust returned -41.25%, underperforming the -35.36% return of the Lipper Science & Technology Avg. Funds Classification.

ENVIRONMENT: Science and Technology stocks ended a disappointing year on a high note, although fourth quarter gains did not offset the losses of the first nine months. The Federal Reserve dominated the economic headlines throughout the year, lowering key short-term interest rates 11 times in one of the most aggressive rate-cutting campaigns in its history as it tried to lift the economy out of recession. Although the tragic events of September unnerved global economies and financial markets, many economists believe that sizable doses of monetary and fiscal stimulus should help ensure stronger economic activity in 2002. While semiconductor names helped overall performance, the Trust's lower relative weighting compared to the Index negatively impacted performance. Wireline equipment holdings also negatively affected performance due to lower handset growth and reduced capital spending from the telecommunications service providers. The recent increase in health care exposure helped performance, as these companies typically become a safe haven during turbulent times.

OUTLOOK: We believe that a potential recovery in 2002 will help bring the Technology sector back to more normal returns, but caution that the industry drivers experienced in the past -- PC evolution, Internet, handset growth, etc. -- are not visible this time. We are placing emphasis on bellwether companies who are managing their costs, growing their market shares and have seasoned management teams. We anticipate gains in the market overall, and we are bullish about the prospects for the diversified sectors in which we invest. However, because of the sharp recovery in most markets during the fourth quarter, the gains are likely to be modest until the corporate earnings environment comes into better focus later in 2002.

                         INTERNATIONAL SMALL CAP TRUST

INVESTMENT OBJECTIVE     To seek long-term capital appreciation through investments
  & POLICIES:            in the common stocks of foreign companies with market
                         capitalizations or annual revenues of $1.5 billion or less.
SUBADVISER:              Founders Asset Management LLC
PORTFOLIO MANAGER:       Tracy Stouffer
INCEPTION DATE:          March 4, 1996

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INTERNATIONAL SMALL CAP TRUST]

                                                               INTERNATIONAL SMALL CAP TRUST         MSCI WORLD EX-U.S. INDEX
                                                               -----------------------------         ------------------------
                                                                           10000                              10000
Mar. 1996                                                                  10048                              10214
                                                                           10344                              10518
                                                                           10576                              10342
Jun. 1996                                                                  10624                              10389
                                                                           10240                              10088
                                                                           10304                              10129
Sept. 1996                                                                 10424                              10406
                                                                           10632                              10339
                                                                           10832                              10768
Dec. 1996                                                                  10920                              10622
                                                                           11033                              10294
                                                                           11298                              10452
Mar. 1997                                                                  11257                              10466
                                                                           10998                              10533
                                                                           11496                              11230
Jun. 1997                                                                  11641                              11832
                                                                           11601                              12052
                                                                           11143                              11167
Sept. 1997                                                                 11560                              11797
                                                                           11086                              10910
                                                                           11151                              10790
Dec. 1997                                                                  11006                              10896
                                                                           11255                              11363
                                                                           11801                              12106
Mar. 1998                                                                  12476                              12507
                                                                           12827                              12607
                                                                           13359                              12544
Jun. 1998                                                                  13383                              12613
                                                                           13383                              12699
                                                                           11514                              11080
Sept. 1998                                                                 10853                              10766
                                                                           11328                              11890
                                                                           11804                              12495
Dec. 1998                                                                  12311                              12978
                                                                           12738                              12983
                                                                           12125                              12660
Mar. 1999                                                                  12681                              13191
                                                                           13210                              13760
                                                                           12749                              13068
Jun. 1999                                                                  13322                              13581
                                                                           13831                              13975
                                                                           13945                              14019
Sept. 1999                                                                 14349                              14173
                                                                           15036                              14724
                                                                           18819                              15242
Dec. 1999                                                                  22767                              16642
                                                                           23730                              15633
                                                                           30870                              16079
Mar. 2000                                                                  26400                              16742
                                                                           21561                              15876
                                                                           19565                              15495
Jun. 2000                                                                  20764                              16169
                                                                           19958                              15555
                                                                           21198                              15761
Sept. 2000                                                                 20009                              14948
                                                                           18022                              14543
                                                                           15926                              13960
Dec. 2000                                                                  16128                              14453
                                                                           15970                              14480
                                                                           14879                              13335
Mar. 2001                                                                  13100                              12436
                                                                           13641                              13309
                                                                           13276                              12882
Jun. 2001                                                                  12667                              12362
                                                                           11693                              12145
                                                                           11398                              11823
Sept. 2001                                                                  9834                              10633
                                                                           10267                              10893
                                                                           11212                              11323
Dec. 2001                                                                  11113                              11395

                              PERFORMANCE TABLE**

                                                      Average Annual Total Return               Cumulative Total Return
                                                                           Since                                  Since
Periods Ending December 31, 2001                      1 Year    5 Year   Inception            5 Year            Inception
MSCI World ex-US Index*                               -21.16%    1.42%       2.26%             7.29%               13.95%
International Small Cap Trust                         -31.10%    0.35%       1.83%             1.76%               11.13%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the International Small Cap Trust returned -31.10%, underperforming the -21.16% return of the MSCI World ex-U.S. Index.

ENVIRONMENT: The year was divided sharply in 2, with last year's unfavorable investment environment persisting until September and an improved atmosphere emerging afterwards. We faced a synchronized global economic slowdown in 2001 and a negative investment environment for the growth-oriented equities the Trust seeks. In the first half, hoof-and-mouth disease hurt our holdings in the United Kingdom, the Trust's largest country weighting. While the United Kingdom rebounded nicely in the fourth quarter, the bounce was not sufficient to make up for earlier losses. The portfolio saw a similar pattern in its technology-related holdings, hurting returns in 2001. Also, the European Central Bank did not keep pace with the U.S. Federal Reserve in cutting interest rates, which slowed growth and thus investment opportunities. From a currency perspective, the euro failed to boost returns. Additionally, Japan's recession hampered not only the portfolio's holdings, but also our efforts to find new opportunities.

OUTLOOK: We are optimistic about 2002 in light of recent economic indicators. Korea's economy appears to be rebounding, and we like choice stocks in Singapore and Thailand. We've found attractive Latin American names, except in Argentina and Brazil, and like several Mexican firms. Historically, Mexican companies have demonstrated solid growth when the U.S. economy accelerates, which we believe it may do in 2002.

                             HEALTH SCIENCES TRUST

INVESTMENT OBJECTIVE     To seek long-term capital appreciation by investing at least
  & POLICIES:            65% of the portfolio's total assets in common stocks of
                         companies engaged in the research, development, production or distribution of products or services related to
                         healthcare, medicine or the life sciences (collectively, the
                         "health sciences").
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Kris H. Jenner
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES HEALTH SCIENCES TRUST

                                                                                                 LIPPER HEALTH/BIOTECHNOLOGY AVG.
                                                                   HEALTH SCIENCES TRUST               FUNDS CLASSIFICATION
                                                                   ---------------------         --------------------------------
Apr. 2001                                                                 10000.00                           10000.00
May 2001                                                                  10472.00                           10378.00
Jun. 2001                                                                 10808.00                           10509.00
Jul. 2001                                                                 10272.00                           10185.00
Aug. 2001                                                                 10224.00                           10047.00
Sep. 2001                                                                  9607.00                            9504.00
Oct. 2001                                                                 10160.00                            9821.00
Nov. 2001                                                                 10784.00                           10316.00
Dec. 2001                                                                 10832.00                           10308.00

                              PERFORMANCE TABLE**

                                                                      Cumulative Total Return
                                                                               Since
              Periods Ending December 31, 2001                               Inception
Lipper Health/Biotechnology Avg. Funds Classification*                          3.08%
Health Sciences Trust                                                           8.32%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the eight months since the Trust's inception on April 30, 2001, the Health Sciences Trust returned 8.32%, outperforming the 3.08% return of the Lipper Health/Biotechnology Avg. Funds Classification.

ENVIRONMENT: Pharmaceuticals and Biotechnology stocks were hard hit by a retrenching market. In 2001 investors grew concerned that Pharmaceutical stock prices were too optimistic, given deteriorating economic conditions. In addition, new drug approvals were limited, and patent protection for established blockbusters expired. In Biotechnology, the news was more encouraging. A number of smaller firms closed in on profitability or became takeover candidates. Yet investors were uncomfortable with higher-risk investments, and the segment declined despite a strong fourth quarter rally. Health Care Services and Product and Device stocks fared relatively well, as investors were drawn by improving fundamentals. However, this trend diminished by year-end. The Trust strongly outperformed its key benchmarks. We achieved this by pursuing a strategy that could control losses during market downdrafts while participating in rallies. A little less than half of assets remained in Biotechnology and related Life Sciences stocks, notably companies developing marketable treatments. Despite overall losses, 4 out of our 5 top contributors came from this sector. As the major Pharmaceuticals struggled, we built positions in lesser-known companies that had better fundamentals. We increased our stake in Health Care Service stocks, an important factor in our superior showing. We also benefited from our Product and Device holdings, but this segment was a fairly minor portion of the Trust.

OUTLOOK: Ongoing uncertainty may pressure Health Care stocks in 2002, but we remain optimistic. An expected upturn in the economy should help draw investors back toward growth segments and improve earnings prospects across the board. We expect to maintain our heavy exposure to Biotech in anticipation of continued positive earnings news.

                            AGGRESSIVE GROWTH TRUST

INVESTMENT OBJECTIVE     To seek long-term capital appreciation by investing
  & POLICIES:            primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies that the
                         subadviser expects to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are small and medium sized.
SUB-ADVISER:             A I M Capital Management, Inc.
PORTFOLIO MANAGER:       Ryan E. Crane, Robert M. Kippes and Jay K. Rushin
INCEPTION DATE:          January 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES AGGRESSIVE GROWTH TRUST

                                                                  AGGRESSIVE GROWTH TRUST           RUSSELL 2000 GROWTH INDEX
                                                                  -----------------------           -------------------------
Dec.1996                                                                  10000.00                           10000.00
                                                                          10128.00                           10250.00
                                                                           9296.00                            9631.00
Mar.1997                                                                   8488.00                            8951.00
                                                                           8504.00                            8848.00
                                                                           9384.00                           10177.00
Jun.1997                                                                   9792.00                           10523.00
                                                                          10584.00                           11062.00
                                                                          10256.00                           11394.00
Sep.1997                                                                  10704.00                           12303.00
                                                                          10088.00                           11564.00
                                                                           9872.00                           11288.00
Dec.1997                                                                  10000.00                           11295.00
                                                                           9600.00                           11144.00
                                                                          10432.00                           12128.00
Mar.1998                                                                  10920.00                           12637.00
                                                                          10976.00                           12714.00
                                                                           9944.00                           11790.00
Jun.1998                                                                  10480.00                           11911.00
                                                                           9544.00                           10916.00
                                                                           7384.00                            8396.00
Sep.1998                                                                   7888.00                            9248.00
                                                                           8328.00                            9730.00
                                                                           9120.00                           10485.00
Dec.1998                                                                  10432.00                           11434.00
                                                                          10640.00                           11949.00
                                                                           9584.00                           10855.00
Mar.1999                                                                  10008.00                           11242.00
                                                                           9559.00                           12234.00
                                                                           9640.00                           12254.00
Jun.1999                                                                  10384.00                           12900.00
                                                                          10440.00                           12501.00
                                                                          10336.00                           12034.00
Sep.1999                                                                  10648.00                           12266.00
                                                                          11112.00                           12580.00
                                                                          12056.00                           13909.00
Dec.1999                                                                  13872.00                           16361.00
                                                                          13608.00                           16209.00
                                                                          17960.00                           19981.00
Mar.2000                                                                  17465.00                           17881.00
                                                                          16336.00                           16075.00
                                                                          14873.00                           14667.00
Jun.2000                                                                  16705.00                           16562.00
                                                                          15856.00                           15142.00
                                                                          18121.00                           16735.00
Sep.2000                                                                  17057.00                           15903.00
                                                                          16233.00                           14612.00
                                                                          13209.00                           11958.00
Dec.2000                                                                  14288.00                           12691.00
                                                                          14368.00                           13718.00
                                                                          12169.00                           11837.00
Mar.2001                                                                  10864.00                           10761.00
                                                                          11984.00                           12078.00
                                                                          12056.00                           12358.00
Jun.2001                                                                  12256.00                           12696.00
                                                                          11721.00                           11613.00
                                                                          10809.00                           10887.00
Sep.2001                                                                   9273.00                            9131.00
                                                                           9729.00                           10009.00
                                                                          10281.00                           10845.00
Dec.2001                                                                  10576.00                           11520.00

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return               Cumulative Total Return
                                                                    Since       Since++                       Since
Periods Ending December 31, 2001                        1 Year    Inception   May 1, 1999                   Inception
Russell 2000 Growth Index*                               -9.23%     2.87%       -2.23%                       15.20%
Aggressive Growth Trust                                 -25.98%     1.13%        3.67%                        5.76%

 ++ Current sub-adviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Aggressive Growth Trust returned -25.98%, underperforming the -9.23% return of the Russell 2000 Growth Index.

ENVIRONMENT: Through the first three quarters of the year, value stocks strongly outperformed growth stocks. However, since the market lows in late September, growth stocks rebounded strongly and outperformed value stocks. While the Trust benefited from a recovery in Technology and small-cap stocks late in the year, it was not enough to recoup the losses suffered during the first nine months of the year. Overall, the Trust's strongest returns came from the Consumer Discretionary, Materials and Utilities sectors. An underweight position in Health Care was the largest positive contributor to our performance, while superior stock selection in Materials and Utilities also helped. Stock selection in Information Technology was the largest detractor from performance, while stock selection and overweight positions in the Industrial sector also negatively impacted relative performance.

OUTLOOK: Economic indicators have begun to show signs of stabilization and point to an improving economy. In 2001, an unprecedented amount of fiscal and monetary stimulus was injected into the economy. Corporate inventories declined dramatically and are now more in line with consumer demand, and the price of oil has declined. While a few drags on the economy remain, including high levels of consumer debt, a post technology bubble environment and deflation risk, the overall evidence points to an economic recovery by the second half of 2002.

                          EMERGING SMALL COMPANY TRUST

INVESTMENT OBJECTIVE &   To seek long-term growth of capital by investing at least
  POLICIES:              65% of the portfolio's total assets in common stocks of
                         companies that have market capitalizations which match the approximate range of capitalization of the Russell 2000
                         Index at the time of purchase.
SUBADVISER:              Franklin Advisors, Inc.
PORTFOLIO MANAGER:       Edward B. Jamieson, Michael McCarthy and Aidan O'Connell
INCEPTION DATE:          January 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [EMERGING SMALL COMPANY TRUST]

                                                                EMERGING SMALL COMPANY TRUST        RUSSELL 2000 GROWTH INDEX
                                                                ----------------------------        -------------------------
Dec.1996                                                                  10000.00                           10000.00
                                                                          10186.00                           10250.00
                                                                           9731.00                            9631.00
Mar.1997                                                                   9133.00                            8951.00
                                                                           9079.00                            8848.00
                                                                          10127.00                           10177.00
Jun.1997                                                                  10578.00                           10523.00
                                                                          11191.00                           11062.00
                                                                          11298.00                           11394.00
Sep.1997                                                                  12293.00                           12303.00
                                                                          11651.00                           11564.00
                                                                          11514.00                           11288.00
Dec.1997                                                                  11823.00                           11295.00
                                                                          11303.00                           11144.00
                                                                          12386.00                           12128.00
Mar.1998                                                                  13077.00                           12637.00
                                                                          13103.00                           12714.00
                                                                          12223.00                           11790.00
Jun.1998                                                                  12551.00                           11911.00
                                                                          11210.00                           10916.00
                                                                           9189.00                            8396.00
Sep.1998                                                                   9904.00                            9248.00
                                                                          10435.00                            9730.00
                                                                          10982.00                           10485.00
Dec.1998                                                                  11722.00                           11434.00
                                                                          12081.00                           11949.00
                                                                          10910.00                           10855.00
Mar.1999                                                                  11732.00                           11242.00
                                                                          11434.00                           12234.00
                                                                          11334.00                           12254.00
Jun.1999                                                                  12443.00                           12900.00
                                                                          12138.00                           12501.00
                                                                          12357.00                           12034.00
Sep.1999                                                                  12786.00                           12266.00
                                                                          14349.00                           12580.00
                                                                          16401.00                           13909.00
Dec.1999                                                                  20341.00                           16361.00
                                                                          20176.00                           16209.00
                                                                          25594.00                           19981.00
Mar.2000                                                                  23846.00                           17881.00
                                                                          21490.00                           16075.00
                                                                          20138.00                           14667.00
Jun.2000                                                                  23024.00                           16562.00
                                                                          22096.00                           15142.00
                                                                          25114.00                           16735.00
Sep.2000                                                                  24619.00                           15903.00
                                                                          22891.00                           14612.00
                                                                          17866.00                           11958.00
Dec.2000                                                                  19467.00                           12691.00
                                                                          20273.00                           13718.00
                                                                          16365.00                           11837.00
Mar.2001                                                                  14370.00                           10761.00
                                                                          16555.00                           12078.00
                                                                          16428.00                           12358.00
Jun.2001                                                                  16213.00                           12696.00
                                                                          15313.00                           11613.00
                                                                          14285.00                           10887.00
Sep.2001                                                                  12101.00                            9131.00
                                                                          13112.00                           10009.00
                                                                          14412.00                           10845.00
Dec.2001                                                                  15138.00                           11520.00

                              PERFORMANCE TABLE**

                                                                 Average Annual Total Return         Cumulative Total Return
                                                                          Since       Since++                 Since
Periods Ending December 31, 2001                              1 Year    Inception   May 1, 1999             Inception
Russell 2000 Growth Index*                                     -9.23%     2.87%       -2.23%             15.20%
Emerging Small Company Trust                                  -22.24%     8.64%       11.12%             51.38%

 ++ Current sub-adviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Emerging Small Company Trust returned -22.24%, underperforming the -9.23% return of the Russell 2000 Growth Index.

ENVIRONMENT: Equity markets staged a rally early in the year. However, as companies reported their fourth quarter 2000 earnings, equity markets began their dramatic decline. Virtually all growth sectors sold off as equity investors sought refuge in stocks of "value" companies whose earnings grow more slowly but consistently than the growth companies in which this Trust was invested. Specifically, our Technology holdings were the largest negative contributors to relative performance last year. However, the year ended quite strongly as the equity markets rebounded in the fourth quarter partially in response to housing stability, surprisingly good retail sales early in the quarter, and scattered indications that some technology companies would have flat or increased sales in the fourth quarter. While encouraged by these signs, we are not convinced that they necessarily predict an immediate economic recovery.

OUTLOOK: Though the Trust is positioned to benefit from any economic rebound that may occur. Recovery may take longer than anticipated. If the economy does not rebound perceptibly in the coming year, we believe there are still opportunities to invest in rapidly growing small- and mid-cap companies. We will continue to scour the market for more opportunities, confident that when the economy does rebound the Trust should be well-positioned to benefit from their inclusion.

                           SMALL COMPANY BLEND TRUST

INVESTMENT OBJECTIVE &   To seek long-term growth of capital by investing primarily
  POLICIES:              in equity and equity related securities of companies with
                         market capitalizations that match the approximate range of capitalization of the Russell 2000 Index at the time of
                         purchase.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGER:       Michael R. Ericksen, James Kang, Robert G. Kirby, Karen A.
                         Miller and Lawrence R. Solomon
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES SMALL COMPANY BLEND TRUST

                                                                 SMALL COMPANY BLEND TRUST              RUSSELL 2000 INDEX
                                                                 -------------------------              ------------------
May1999                                                                   10024.00                           10146.00
Jun.1999                                                                  10904.00                           10605.00
                                                                          10688.00                           10314.00
                                                                          10432.00                            9932.00
Sep.1999                                                                  10456.00                            9934.00
                                                                          10696.00                            9974.00
                                                                          11536.00                           10570.00
Dec.1999                                                                  12856.00                           11767.00
                                                                          12978.00                           11578.00
                                                                          15099.00                           13489.00
Mar.2000                                                                  14437.00                           12600.00
                                                                          12966.00                           11842.00
                                                                          11981.00                           11151.00
Jun.2000                                                                  13977.00                           12124.00
                                                                          13295.00                           11733.00
                                                                          14362.00                           12628.00
Sep.2000                                                                  12909.00                           12257.00
                                                                          11825.00                           11710.00
                                                                           9583.00                           10508.00
Dec.2000                                                                  10319.00                           11411.00
                                                                          11733.00                           12006.00
                                                                           9807.00                           11218.00
Mar.2001                                                                   8986.00                           10669.00
                                                                          10145.00                           11504.00
                                                                          10476.00                           11787.00
Jun.2001                                                                  10714.00                           12193.00
                                                                          10145.00                           11534.00
                                                                           9540.00                           11161.00
Sep.2001                                                                   7942.00                            9659.00
                                                                           8640.00                           10224.00
                                                                           9412.00                           11015.00
Dec.2001                                                                  10081.00                           11695.00

                              PERFORMANCE TABLE**

                                                            Average Annual Total Return             Cumulative Total Return
                                                            ---------------------------------------------------------------
                                                                                Since                        Since
             Periods Ending December 31, 2001                1 Year           Inception                    Inception
Russell 2000 Index*                                           2.49%              6.05%                      16.95%
Small Company Blend Trust                                    -2.31%              0.30%                       0.81%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Small Company Blend Trust returned -2.31%, underperforming the 2.49% return of the Russell 2000 Index.

ENVIRONMENT: The portfolio's large position in Technology-related companies hurt relative returns in 2001. Hardest hit were Internet-related companies, which lost advertising revenue and were hindered by concerns over the growing list of failed dot-com companies. Several Telecommunications and Telecom Equipment stocks also tumbled. Being underweight cyclical companies, such as Retailers, Industrials and Financials, which enjoyed big rallies, also hindered results. The April bounce back helped returns, and we trimmed some positions on strength. Stock selection, especially in Media, Software, Biotechnology and Internet, also contributed. In this challenging market, we have pared back our holdings significantly, with a focus on attractively-valued market-leading companies. Prior to September 11th, we had added to our Technology holdings at what we thought were very attractive valuations on signs of a recovery. However, the September terrorist attacks significantly changed the recovery horizon for this sector. With consumer confidence falling, exposure to the Consumer Discretionary area hurt in late September. In late September we began establishing positions in cyclical industries, in anticipation of an economic recovery. Meanwhile, we began trimming Consumer Staples and other defensive stocks. This shift helped the portfolio recoup some of its earlier losses. The portfolio also benefited from the fourth quarter rally in Technology-related shares. We have since trimmed some of these names. We also started to reduce Financials and our small exposure to REITs. We used the pullback in Energy and Energy-related shares to purchase drilling, equipment and exploration stocks.

OUTLOOK: Low oil prices and interest rates, along with tax cuts and increased government spending, point toward an economic recovery in 2002. This should be especially beneficial to small-cap stocks, which tend to be more closely leveraged to economic growth. Also, with lower valuations, small-cap stocks have the potential to outperform large-cap stocks in 2002 as they have in the early stages of previous recoveries.

                              DYNAMIC GROWTH TRUST

INVESTMENT OBJECTIVE     To seek long-term growth of capital by investing primarily
  & POLICIES:            in equity securities of companies with significant capital appreciation potential, with an emphasis on medium size
                         companies.
SUBADVISER:              Janus Capital Corporation
PORTFOLIO MANAGER:       Jim Goff+
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [DYNAMIC GROWTH TRUST]

                                                                    DYNAMIC GROWTH TRUST           RUSSELL MIDCAP GROWTH INDEX
                                                                    --------------------           ---------------------------
Apr.2000                                                                  10000.00                           10000.00
May 2000                                                                   8960.00                            9271.00
Jun.2000                                                                   9616.00                           10255.00
Jul.2000                                                                   9032.00                            9606.00
Aug.2000                                                                  10009.00                           11054.00
Sep.2000                                                                   9416.00                           10514.00
Oct.2000                                                                   8816.00                            9794.00
Nov.2000                                                                   6081.00                            7666.00
Dec.2000                                                                   6384.00                            8069.00
Jan.2001                                                                   7416.00                            8530.00
Feb.2001                                                                   5680.00                            7054.00
Mar.2001                                                                   4984.00                            6045.00
Apr.2001                                                                   5346.00                            7052.00
May 2001                                                                   4969.00                            7019.00
Jun.2001                                                                   4616.00                            7023.00
Jul.2001                                                                   4352.00                            6549.00
Aug.2001                                                                   3975.00                            6075.00
Sep.2001                                                                   3342.00                            5070.00
Oct.2001                                                                   3558.00                            5603.00
Nov.2001                                                                   3783.00                            6207.00
Dec.2001                                                                   3815.00                            6443.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
             Periods Ending December 31, 2001                 1 Year          Inception                    Inception
Russell Midcap Growth Index*                                 -20.15%           -23.18%                      -35.57%
Dynamic Growth Trust                                         -40.24%           -43.87%                      -61.85%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
 + As of February 1, 2002, Jonathan Coleman took over management responsibilities of the Janus Dynamic Growth Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Dynamic Growth Trust returned -40.24%, underperforming the -20.15% return of the Russell Midcap Growth Index.

ENVIRONMENT: Stocks gained sharply in November and December, making up much of the lost ground following the September 11 downturn. As investors made their way back into the market, it seemed as if no one wanted to be left behind, particularly in Technology. As such, select stocks that had suffered in the previous periods rose dramatically at the expense of many Health Care and Financial issues. Unfortunately, we had begun to ratchet down our Technology positions throughout the second and third quarters as a defensive move. We also picked up additional Health Care and Financial issues, which offered steadier performance but still enjoyed attractive growth rates consistent with the Trust's objective. While this helped to buffer our performance then, it worked against us in the fourth quarter as investors gravitated back to high Technology names. The result was that we underperformed the Russell Mid Cap Growth Index for 2001.

OUTLOOK: It's important to note that we have not abandoned Technology interests. The significant role that technology plays in our lives creates many overlooked opportunities for mid-sized companies to transform a single idea into a significant market position. We believe that the tragedies of September 11 and the resulting government stimulus probably accelerated the prospects for an upturn in the economy. While we will not likely return to the peak margins and capital spending experienced in the recent past, we may get in the ballpark. The fact remains that the Trust still trails its benchmark, and we are being much more selective as a result. The mix is purely mid-cap at this juncture. Yet we are also focused on companies with earnings that reflect realistic valuations and which consistently meet or beat their quarterly estimates. While this has yet to pay off strongly, we are optimistic as we move into the new year in the wake of a positive quarterly return.

                              MID CAP GROWTH TRUST

INVESTMENT OBJECTIVE     To seek capital appreciation by investing primarily in
  & POLICIES:            common stocks of mid-sized companies (market caps between $2 and $15 billion at time of purchase). The portfolio's core investments are securities of established companies that
                         INVESCO believes are leaders in attractive growth markets
                         and have a history of strong returns.
SUBADVISER:              INVESCO Funds Group, Inc.
PORTFOLIO MANAGER:       Timothy J. Miller
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES MID CAP GROWTH TRUST

                                                                    MID CAP GROWTH TRUST           RUSSELL MIDCAP GROWTH INDEX
                                                                    --------------------           ---------------------------
Apr. 2001                                                                 10000.00                           10000.00
May 2001                                                                   9816.00                            9953.00
Jun. 2001                                                                  9704.00                            9958.00
Jul. 2001                                                                  9040.00                            9287.00
Aug. 2001                                                                  8161.00                            8614.00
Sep. 2001                                                                  6512.00                            7190.00
Oct. 2001                                                                  7176.00                            7945.00
Nov. 2001                                                                  8120.00                            8801.00
Dec. 2001                                                                  8376.00                            9136.00

                              PERFORMANCE TABLE**

                                                    Cumulative Total Return
                                                             Since
         Periods Ending December 31, 2001                  Inception
Russell Midcap Growth Index*                                 -8.64%
Mid Cap Growth Trust                                        -16.24%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the eight months since the Trust's inception on April 30, 2001, the Mid Cap Growth Trust returned -16.24%, underperforming the -8.64% return of the Russell Midcap Growth Index.

ENVIRONMENT: The bear market in stocks had investors growing increasingly risk averse, a sentiment that led to growth stocks being out of favor. In particular, the Telecommunications and Technology sectors, two areas that enjoyed rapid growth during the late 1990s, declined sharply. For most of the year, the Trust's overweight exposure in those areas hindered performance. Other areas of weakness included the portfolio's Energy, Consumer Staples and Industrial holdings.

The Trust's Financial Services stocks also endured a challenging year. The business fundamentals for many of our holdings in this sector are tied to the health of the stock market. Considering stocks were mired in a bear market, these companies came under pressure. Meanwhile, our exposure to Basic Materials, Health Care and Utilities -- areas often regarded as more defensive sectors -- performed well during 2001. During the fourth quarter, the market's tone improved, and investors became more optimistic about an economic recovery during 2002. This change in sentiment bolstered the Trust's Consumer Discretionary stocks.

OUTLOOK: We remain optimistic that the economy will recover in the coming year, and that all sectors will benefit. Furthermore, we are confident that corporate earnings will improve dramatically to the surprise of many observers. As such, we continue to search for leading mid-cap companies in strong growth areas of the economy.

                          MID CAP OPPORTUNITIES TRUST

INVESTMENT OBJECTIVE &   To seek capital appreciation by investing primarily in
  POLICIES:              common stocks and other equity securities of mid-sized U.S.
                         companies with a focus on stocks issued by companies
                         believed by Putnam to be fast growing and likely to increase earnings over time.
SUBADVISER:              Putnam Investment Management, LLC
PORTFOLIO MANAGER:       Eric M. Wetlaufer
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES MID CAP OPPORTUNITIES TRUST

                                                                MID CAP OPPORTUNITIES TRUST        RUSSELL MIDCAP GROWTH INDEX
                                                                ---------------------------        ---------------------------
Apr. 2001                                                                 10000.00                           10000.00
May 2001                                                                   9968.00                            9953.00
Jun. 2001                                                                  9784.00                            9958.00
Jul. 2001                                                                  8895.00                            9287.00
Aug. 2001                                                                  8208.00                            8614.00
Sep. 2001                                                                  6768.00                            7190.00
Oct. 2001                                                                  7376.00                            7945.00
Nov. 2001                                                                  8168.00                            8801.00
Dec. 2001                                                                  8472.00                            9136.00

                              PERFORMANCE TABLE**

                                                                      Cumulative Total Return
                                                                               Since
              Periods Ending December 31, 2001                               Inception
Russell Midcap Growth Index*                                                   -8.64%
Mid Cap Opportunities Trust                                                   -15.28%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the eight months since the Trust's inception on April 30, 2001, the Mid Cap Opportunities Trust returned -15.28% underperforming the -8.64% return of the Russell Midcap Growth Index.

ENVIRONMENT: The primary reason for the Trust's underperformance was weakness within our Technology holdings, particularly in Software stocks. Software demand generally maintains its strength due to the high return-on-investment associated with a customer's technology purchase. This year, however, the U.S. economic downturn was severe enough to prompt companies to cut even these high return-on-investment purchases, resulting in an unexpected and steep drop-off in software demand. Stocks in the Computer and Electronics industries also contributed negatively to performance. Health Care holdings also posed a drag on results, primarily due to our underweight position in Pharmaceuticals. Stock selection in Utilities was the greatest positive contributor to relative performance during the year due to robust results from independent power producers.

OUTLOOK: We believe that the rebound in global equity markets since mid-September heralds the onset of a healthier investment climate for stocks in 2002. Prospects for a U.S.-led upturn in economic growth appear to be improving, which should lead to a recovery in corporate profits. Looking ahead, the portfolio's current positioning, while driven by our bottom-up process, includes overweights in the Financial (regional banks, credit cards) and Consumer Staples (restaurants, food distribution) sectors and underweights in Consumer Cyclicals and Health Care.

                              MID CAP STOCK TRUST

INVESTMENT OBJECTIVE     To seek growth of capital by investing primarily in equity
  & POLICIES:            securities of companies with market capitalizations in the range of the Russell Mid Cap Growth Index.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Michael Carmen
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES MID CAP STOCK TRUST

                                                                    MID CAP STOCK TRUST            RUSSELL MIDCAP GROWTH INDEX
                                                                    -------------------            ---------------------------
May1999                                                                   10104.00                            9871.00
Jun.1999                                                                  10544.00                           10560.00
                                                                          10320.00                           10224.00
                                                                           9536.00                           10118.00
Sep.1999                                                                   9312.00                           10032.00
                                                                           9327.00                           10807.00
                                                                           9415.00                           11927.00
Dec.1999                                                                  10080.00                           13992.00
                                                                           9680.00                           13989.00
                                                                           9880.00                           16930.00
Mar.2000                                                                  10536.00                           16947.00
                                                                           9544.00                           15301.00
                                                                           8816.00                           14186.00
Jun.2000                                                                   9719.00                           15691.00
                                                                           9839.00                           14698.00
                                                                          11206.00                           16914.00
Sep.2000                                                                  11135.00                           16087.00
                                                                          10454.00                           14987.00
                                                                           8702.00                           11730.00
Dec.2000                                                                   9680.00                           12348.00
                                                                           9928.00                           13053.00
                                                                           8648.00                           10795.00
Mar.2001                                                                   7392.00                            9250.00
                                                                           8433.00                           10792.00
                                                                           8472.00                           10742.00
Jun.2001                                                                   8688.00                           10747.00
                                                                           8488.00                           10023.00
                                                                           8152.00                            9296.00
Sep.2001                                                                   7136.00                            7759.00
                                                                           7513.00                            8575.00
                                                                           8321.00                            9498.00
Dec.2001                                                                   8616.00                            9860.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
             Periods Ending December 31, 2001                 1 Year          Inception                    Inception
Russell Midcap Growth Index*                                 -20.15%            -0.53%                       -1.40%
Mid Cap Stock Trust                                          -10.99%            -5.43%                      -13.84%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Mid Cap Stock Trust returned -10.99%, outperforming the -20.15% return of the Russell Midcap Growth Index.

ENVIRONMENT: Last year was the second year in a row of market declines, driven by a deteriorating economic situation, earnings shortfalls, and the continued unwinding of the Technology bubble. We navigated these muddy waters relatively well as we remained underweight Technology, overweight Health Care, and selectively owned Consumer Discretionary stocks that held up well. After September 11, we became somewhat more aggressive in our portfolio structure, taking advantage of opportunities provided by the market's weakness. We added to Technology stocks we believed would benefit from an economic recovery in 2002, specifically Semiconductor stocks. Our Health Care positions were generally flat for the year. We believed that earnings would be tenuous in 2001 and Health Care stocks would continue to appreciate as investors gravitated to sectors providing consistent earnings growth. Health Care performed relatively well, but unlike 2000, the stocks did not help the portfolio significantly. Consumer Discretionary stocks were a large overweight throughout the year. Companies in that sector did perform quite well. Secondarily, we identified consumer stocks that provided mini-product cycles or changes in management that would enable the companies to perform well despite the environment. This overweight combined with the Technology underweight provided much of our outperformance. Lastly, a few Telecommunication Services companies detracted from performance.

OUTLOOK: Our belief in a recovery is based on the unprecedented combinations of fiscal and monetary stimulus infused into the system. The effects of an additional 1.0% cut in interest rates, coupled with about $150 billion of initiatives including fiscal stimulus, the impact of mortgage refinancings and lower energy prices cannot be underestimated. Accordingly, we feel more confident regarding equities as we look towards 2002.

                              ALL CAP GROWTH TRUST

INVESTMENT OBJECTIVE &   To seek long-term capital appreciation by investing the
  POLICIES:              portfolio's assets, under normal market conditions,
                         principally in common stocks of companies that are likely to benefit from new or innovative products, services or
                         processes, as well as those that have experienced
                         above-average, long-term growth in earnings and have
                         excellent prospects for future growth.
SUBADVISER:              A I M Capital Management, Inc.
PORTFOLIO MANAGER:       David Barnard, Ryan E. Crane, Robert M. Kippes, Jay K.
                         Rushin and Kenneth A. Zschappel
INCEPTION DATE:          March 4, 1996++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                    [MID CAP BLEND TRUST PERFORMANCE GRAPH]

ALL CAP GROWTH TRUST

                                                  ALL CAP GROWTH TRUST      RUSSELL 3000 GROWTH INDEX        COMBINED INDEX
                                                  --------------------      -------------------------        --------------
Feb. 1996                                               10000.00                    10000.00                    10000.00
Mar. 1996                                               10312.00                    10031.00                    10079.00
                                                        10824.00                    10346.00                    10566.00
                                                        10976.00                    10726.00                    10781.00
Jun. 1996                                               10504.00                    10663.00                    10456.00
                                                         9368.00                     9968.00                     9644.00
                                                         9904.00                    10272.00                    10166.00
Sept. 1996                                              10456.00                    10997.00                    10812.00
                                                        10248.00                    11010.00                    10685.00
                                                        10864.00                    11786.00                    11315.00
Dec. 1996                                               10696.00                    11598.00                    11124.00
                                                        11232.00                    12360.00                    11616.00
                                                        10584.00                    12214.00                    11361.00
Mar. 1997                                                9984.00                    11535.00                    10719.00
                                                        10064.00                    12223.00                    10981.00
                                                        10848.00                    13182.00                    11965.00
Jun. 1997                                               11448.00                    13703.00                    12297.00
                                                        12520.00                    14866.00                    13474.00
                                                        12384.00                    14119.00                    13341.00
Sept. 1997                                              13264.00                    14858.00                    14017.00
                                                        12544.00                    14273.00                    13314.00
                                                        12576.00                    14781.00                    13454.00
Dec. 1997                                               12328.00                    14932.00                    13630.00
                                                        12320.00                    15316.00                    13385.00
                                                        13408.00                    16486.00                    14643.00
Mar. 1998                                               14288.00                    17147.00                    15257.00
                                                        14176.00                    17372.00                    15464.00
                                                        13720.00                    16807.00                    14829.00
Jun. 1998                                               14792.00                    17760.00                    15248.00
                                                        14536.00                    17522.00                    14596.00
                                                        11592.00                    14776.00                    11809.00
Sept. 1998                                              12408.00                    15939.00                    12702.00
                                                        13128.00                    17186.00                    13637.00
                                                        14080.00                    18495.00                    14556.00
Dec. 1998                                               15816.00                    20163.00                    16064.00
                                                        15672.00                    21327.00                    16546.00
                                                        14912.00                    20280.00                    15737.00
Mar. 1999                                               16224.00                    21324.00                    16614.00
                                                        16237.00                    21480.00                    17371.00
                                                        16192.00                    20872.00                    17147.00
Jun. 1999                                               17304.00                    22306.00                    18344.00
                                                        16771.00                    21599.00                    17761.00
                                                        16697.00                    21866.00                    17576.00
Sept. 1999                                              16818.00                    21466.00                    17427.00
                                                        18050.00                    23012.00                    18774.00
                                                        19622.00                    24333.00                    20719.00
Dec. 1999                                               22884.00                    26983.00                    22975.00
                                                        22488.00                    25790.00                    21959.00
                                                        25403.00                    27402.00                    23332.00
Mar. 2000                                               26066.00                    28953.00                    24652.00
                                                        24064.00                    27465.00                    23385.00
                                                        22601.00                    26012.00                    22148.00
Jun. 2000                                               24757.00                    28074.00                    23904.00
                                                        24479.00                    26817.00                    22834.00
                                                        27713.00                    29270.00                    24923.00
Sept. 2000                                              26192.00                    26589.00                    22640.00
                                                        24492.00                    25268.00                    21515.00
                                                        19794.00                    21485.00                    18294.00
Dec. 2000                                               20415.00                    20933.00                    17824.00
                                                        21364.00                    22396.00                    19070.00
                                                        18072.00                    18645.00                    15875.00
Mar.2001                                                16046.00                    16641.00                    14169.00
                                                        17641.00                    18741.00                    15957.00
                                                        17461.00                    18518.00                    15767.00
Jun.2001                                                17145.00                    18160.00                    15463.00
                                                        16490.00                    17630.00                    15011.00
                                                        15056.00                    16211.00                    13803.00
Sep.2001                                                13168.00                    14526.00                    12369.00
                                                        13917.00                    15328.00                    13052.00
                                                        15310.00                    16788.00                    14294.00
Dec.2001                                                15562.00                    16825.00                    14326.00

                              PERFORMANCE TABLE**

                                                       Average Annual Total Return                    Cumulative Total Return
                                                                    Since       Since++                                Since
      Periods Ending December 31, 2001          1 Year   5 Year   Inception   May 1, 1999              5 Year        Inception
Russell 3000 Growth Index*                      -19.63%   7.72%      9.33%       -8.75%                 45.05%         68.25%
Combined Index+*                                -19.63%   5.19%      6.36%       -6.97%                 28.80%         43.26%
All Cap Growth Trust                            -23.77%   7.79%      7.88%       -1.95%                 45.50%         55.62%

 + The Combined Index is a blend of the Russell Midcap Growth Index since inception until November 30, 1999, and the performance of the Russell 3000 Growth Index from December 1, 1999 and thereafter.
 ++ Current sub-adviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the All Cap Growth Trust returned -23.77%, underperforming the -19.63% return of the Russell 3000 Growth Index.

ENVIRONMENT: The markets and the economy remained volatile throughout 2001. Negative earnings announcements and revisions were prevalent during the year as many corporations were affected by the economic slowdown that began late in 2000. The September 11 attacks dealt a huge blow to an already faltering U.S. economy, costing over $60 billion in real estate, income and job losses. The year ended with value stocks outperforming growth stocks for the full year. The Trust's leading sectors were Health Care and Industrials, thanks to good stock selection. During the final quarter, the portfolio benefited from stocks in the Consumer Discretionary and Financials sectors. We took advantage of stock valuations during the third quarter and positioned the portfolio with heavy weightings in these sectors in anticipation of an economic turnaround. Information Technology and Energy sectors detracted from relative performance as these sectors were hit very hard during the year. The Trust remained underweight in Information Technology, selecting core stocks where opportunities for value occurred.

OUTLOOK: In 2001, an unprecedented amount of fiscal and monetary stimulus was injected into the economy. The U.S. government spent approximately $100 billion to help the airline industry and rebuild the United States after the terrorist attacks in September. The Federal Reserve cut short-term interest rates from 6.50% to 1.75%. Corporate inventories declined dramatically during the year and the price of oil fell in recent months. While a few drags on the economy remain, including high levels of consumer debt, a post technology bubble environment and deflation risk, the overall evidence points to an economic recovery by the second half of 2002. Economic indicators have already begun to show signs of stabilization.

                            FINANCIAL SERVICES TRUST

INVESTMENT OBJECTIVE &   To seek growth of capital by investing primarily in common
  POLICIES:              stock of banking or financial services companies. Companies in the banking industry include commercial banks, industrial banks and savings institutions. Companies in the financial services industry include finance companies, diversified
                         financial services companies, investment banking firms,
                         securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies
                         providing similar services.
SUBADVISER:              Davis Advisors
PORTFOLIO MANAGER:       Christopher C. Davis and Kenneth C. Feinberg
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [FINANCIAL SERVICES TRUST]

                                                                                                  LIPPER FINANCIAL SERVICES AVG.
                                                                  FINANCIAL SERVICES TRUST             FUNDS CLASSIFICATION
                                                                  ------------------------        ------------------------------
Apr.2001                                                                  10000.00                           10000.00
May2001                                                                   10328.00                           10400.00
Jun.2001                                                                  10008.00                           10398.00
Jul.2001                                                                   9728.00                           10275.00
Aug.2001                                                                   9264.00                            9773.00
Sep.2001                                                                   8472.00                            9266.00
Oct.2001                                                                   8432.00                            9007.00
Nov.2001                                                                   9024.00                            9627.00
Dec.2001                                                                   9307.00                            9342.00

                              PERFORMANCE TABLE**

                                                                      Cumulative Total Return
                                                                               Since
              Periods Ending December 31, 2001                               Inception
Lipper Financial Services Avg. Funds Classification*                           -6.58%
Financial Services Trust                                                       -6.93%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the eight months since the Trust's inception on April 30, 2001, the Financial Services Trust returned -6.93%, underperforming the -6.58% return of the Lipper Financial Services Avg. Funds Classification.

ENVIRONMENT: The period from April 30, 2001 through December 31, 2001 was challenging for equity investors. Stock market prices were volatile as a result of uncertainty surrounding the near-term direction and health of the U.S. economy, as well as fear provoked by the tragic events of September 11. However, in the fourth quarter, the U.S. stock market recovered some of its losses in spite of U.S. military action overseas and the exposure of potentially misleading accounting practices involving one of America's largest energy companies. In 2001, the Trust benefited from the positive performance contributions of property and casualty reinsurance companies. Portfolio Managers Chris Davis and Ken Feinberg continue to maintain a positive outlook for this industry for the foreseeable future. The Trust's underperformance can largely be attributed to 2 positions within the Consumer Finance industry. The Trust maintains positions across a diversity of industries in the Financial sector, including insurance companies, investment banks/brokerages, consumer finance, regional banks, and savings and loan companies.

OUTLOOK: We maintain a realistic long-term view for the U.S. stock market. Inflation remains muted, consumer confidence is relatively strong and both the federal government and Federal Reserve are striving to invigorate the U.S. economy. However, many stocks remain at high valuations, and the quality of earnings for many public companies is poor. The U.S. stock market may remain in a trading range for a protracted period. We remind investors that absolute or relative performance over any short-term period is often unpredictable and less meaningful in terms of long-term accumulation of wealth. We maintain a long-term investment outlook and are committed to seeking out high quality, well-managed, sensibly-priced companies with strong long-term growth prospects.

                                      xviii

                                 OVERSEAS TRUST

INVESTMENT OBJECTIVE &   To seek growth of capital by investing at least 65% of the
  POLICIES:              portfolio's total assets in foreign securities (including
                         American Depository Receipts and European Depository
                         Receipts). The portfolio expects to invest primarily in
                         equity securities. The portfolio may also invest in U.S.
                         issuers.
SUBADVISER:              Fidelity(R) Management & Research Company
PORTFOLIO MANAGER:       Richard R. Mace Jr.
INCEPTION DATE:          January 9, 1995++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES OVERSEAS TRUST

                                                                       OVERSEAS TRUST                    MSCI EAFE INDEX
                                                                       --------------                    ---------------
Dec.1994                                                                  10000.00                           10000.00
                                                                           9820.00                            9618.00
                                                                           9620.00                            9593.00
                                                                          10060.00                           10194.00
Apr.1995                                                                  10390.00                           10581.00
                                                                          10190.00                           10457.00
                                                                          10010.00                           10276.00
                                                                          10480.00                           10918.00
Aug.1995                                                                  10200.00                           10505.00
                                                                          10270.00                           10713.00
                                                                          10080.00                           10428.00
                                                                          10280.00                           10721.00
Dec.1995                                                                  10698.00                           11155.00
                                                                          10810.00                           11203.00
                                                                          10790.00                           11243.00
                                                                          10984.00                           11485.00
Apr.1996                                                                  11187.00                           11821.00
                                                                          11177.00                           11606.00
                                                                          11320.00                           11675.00
                                                                          11054.00                           11336.00
Aug.1996                                                                  11167.00                           11363.00
                                                                          11453.00                           11668.00
                                                                          11545.00                           11551.00
                                                                          11955.00                           12013.00
Dec.1996                                                                  12047.00                           11862.00
                                                                          11791.00                           11449.00
                                                                          11883.00                           11639.00
                                                                          11976.00                           11685.00
Apr.1997                                                                  11983.00                           11749.00
                                                                          12485.00                           12516.00
                                                                          12912.00                           13209.00
                                                                          13054.00                           13426.00
Aug.1997                                                                  12278.00                           12426.00
                                                                          12715.00                           13124.00
                                                                          11993.00                           12119.00
                                                                          11829.00                           11998.00
Dec.1997                                                                  12037.00                           12106.00
                                                                          12387.00                           12662.00
                                                                          13196.00                           13478.00
                                                                          13786.00                           13896.00
Apr.1998                                                                  14015.00                           14008.00
                                                                          13809.00                           13944.00
                                                                          13602.00                           14053.00
                                                                          13682.00                           14199.00
Aug.1998                                                                  11352.00                           12442.00
                                                                          10778.00                           12064.00
                                                                          12064.00                           13325.00
                                                                          12672.00                           14011.00
Dec.1998                                                                  13006.00                           14567.00
                                                                          13225.00                           14528.00
                                                                          12834.00                           14185.00
                                                                          13558.00                           14781.00
Apr.1999                                                                  13949.00                           15382.00
                                                                          13190.00                           14593.00
                                                                          13765.00                           15165.00
                                                                          14270.00                           15620.00
Aug.1999                                                                  14454.00                           15681.00
                                                                          14547.00                           15843.00
                                                                          15236.00                           16440.00
                                                                          16420.00                           17015.00
Dec.1999                                                                  18274.00                           18549.00
                                                                          17115.00                           17373.00
                                                                          17999.00                           17844.00
                                                                          18240.00                           18540.00
Apr.2000                                                                  17072.00                           17568.00
                                                                          16461.00                           17143.00
                                                                          17246.00                           17817.00
                                                                          16424.00                           17074.00
Aug.2000                                                                  16997.00                           17226.00
                                                                          16025.00                           16390.00
                                                                          15252.00                           16007.00
                                                                          14679.00                           15410.00
Dec.2000                                                                  14853.00                           15960.00
                                                                          14966.00                           15952.00
                                                                          13806.00                           14757.00
Mar.2001                                                                  13132.00                           13780.00
                                                                          14088.00                           14746.00
                                                                          13677.00                           14238.00
Jun.2001                                                                  13089.00                           13661.00
                                                                          12623.00                           13414.00
                                                                          12047.00                           13077.00
Sep.2001                                                                  10856.00                           11755.00
                                                                          11212.00                           12056.00
                                                                          11759.00                           12501.00
Dec.2001                                                                  11720.00                           12575.00

                              PERFORMANCE TABLE**

                                                    Average Annual Total Return                     Cumulative Total Return
                                                                 Since        Since++                              Since
    Periods Ending December 31, 2001       1 Year    5 Year    Inception    May 1, 1999              5 Year      Inception
MSCI EAFE Index*                           -21.21%     1.17%      3.33%        -7.29%                 5.99%        25.75%
Overseas Trust                             -21.10%    -0.55%      2.30%        -6.35%                -2.72%        17.20%

 ++ Current sub-adviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Overseas Trust returned -21.10%, outperforming the -21.21% return of the MSCI EAFE Index.

ENVIRONMENT: The year 2001 proved to be another difficult one for international investors as the world's major markets plunged to their lowest levels in more than three years. Many foreign economies sank into recession, mirroring the decline in the United States. Strong stock selection within the Information Technology sector contributed most to Trust performance. Semiconductor and semiconductor equipment manufacturers staged a strong advance on a more favorable outlook for the U.S. economy. Although overweighted in the troubled Telecommunications Services sector, better-than-average stock selection within the group aided relative performance versus the MSCI EAFE Index. However, unfavorable stock selection within the consumer discretionary, industrials and financials sectors detracted from performance.

OUTLOOK: Stock selection has become increasingly important as the globalization of capital flows continues and potentially accelerates. We seek to identify the best companies in their industry groups. The objective is to generate excess return primarily through stock selection rather than through large country or industry weights. In aggregate, we will try to keep regional weights relatively close to the benchmark unless valuation differences are extreme.

                           INTERNATIONAL STOCK TRUST

INVESTMENT OBJECTIVE &   Long-term growth of capital by investing the portfolio's
  POLICIES:              assets primarily in common stocks of established, non- U.S.
                         companies. The portfolio may also invest up to 35% of its
                         assets in other equity-related securities, such as preferred stocks, warrants and convertible securities as well as
                         corporate and governmental debt securities. T. Rowe Price
                         International, Inc. intends to diversify the portfolio
                         geographically, including developed, newly industrialized
                         and emerging markets.
SUBADVISER:              T. Rowe Price International, Inc.
PORTFOLIO MANAGER:       Mark C.J. Bickford-Smith, John R. Ford, James B.M. Seddon
                         and David J.L. Warren
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES INTERNATIONAL STOCK TRUST

                                                                 INTERNATIONAL STOCK TRUST               MSCI EAFE INDEX
                                                                 -------------------------               ---------------
Dec. 1996                                                                 10000.00                           10000.00
                                                                           9929.00                            9652.00
                                                                          10026.00                            9813.00
Mar. 1997                                                                 10018.00                            9850.00
                                                                          10097.00                            9905.00
                                                                          10733.00                           10552.00
Jun. 1997                                                                 11183.00                           11136.00
                                                                          11474.00                           11319.00
                                                                          10424.00                           10476.00
Sept. 1997                                                                11086.00                           11065.00
                                                                          10247.00                           10217.00
                                                                          10229.00                           10115.00
Dec. 1997                                                                 10264.00                           10206.00
                                                                          10604.00                           10675.00
                                                                          11221.00                           11363.00
Mar. 1998                                                                 11615.00                           11715.00
                                                                          11696.00                           11810.00
                                                                          11642.00                           11756.00
Jun. 1998                                                                 11651.00                           11847.00
                                                                          11803.00                           11970.00
                                                                          10300.00                           10490.00
Sept. 1998                                                                10067.00                           10171.00
                                                                          10962.00                           11234.00
                                                                          11437.00                           11812.00
Dec. 1998                                                                 11650.00                           12281.00
                                                                          11497.00                           12248.00
                                                                          11228.00                           11959.00
Mar. 1999                                                                 11677.00                           12461.00
                                                                          12058.00                           12968.00
                                                                          11448.00                           12303.00
Jun. 1999                                                                 11888.00                           12785.00
                                                                          12067.00                           13169.00
                                                                          12175.00                           13220.00
Sept. 1999                                                                12228.00                           13356.00
                                                                          12659.00                           13860.00
                                                                          13466.00                           14345.00
Dec. 1999                                                                 15112.00                           15633.00
                                                                          14240.00                           14642.00
                                                                          14995.00                           15039.00
Mar. 2000                                                                 15161.00                           15625.00
                                                                          14291.00                           14806.00
                                                                          13769.00                           14448.00
Jun. 2000                                                                 14439.00                           15016.00
                                                                          13966.00                           14390.00
                                                                          14271.00                           14518.00
Sept. 2000                                                                13385.00                           13814.00
                                                                          12853.00                           13490.00
                                                                          12184.00                           12987.00
Dec. 2000                                                                 12608.00                           13451.00
                                                                          12727.00                           13444.00
                                                                          11654.00                           12437.00
Mar. 2001                                                                 10758.00                           11614.00
                                                                          11626.00                           12428.00
                                                                          11120.00                           11999.00
Jun. 2001                                                                 10666.00                           11513.00
                                                                          10408.00                           11305.00
                                                                          10129.00                           11021.00
Sept. 2001                                                                 9077.00                            9907.00
                                                                           9325.00                           10161.00
                                                                           9696.00                           10535.00
Dec. 2001                                                                  9892.00                           10599.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                               ---------------------------
                                                                                  Since                        Since
            Periods Ending December 31, 2001                    1 Year          Inception                    Inception
MSCI EAFE Index*                                               -21.21%             1.17%                       5.99%
International Stock Trust                                      -21.54%            -0.22%                      -1.08%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower.
   Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the International Stock Trust returned -21.54%, underperforming the -21.21% return of the MSCI EAFE Index.

ENVIRONMENT: The Trust ended 2001 on a high note, posting a solid gain in the final quarter. However, fourth quarter results could not overcome earlier weakness. In the final months of trading, we made up some lost ground against our benchmark by underweighting Japan, which did poorly, and overweighting the stronger markets of South Korea, Taiwan, Sweden and Brazil. Successful stock selection in the Netherlands and Switzerland benefited the Trust in November, while our holdings in France, the United Kingdom and Italy overcame disappointing stock returns in Japan in December.

OUTLOOK: A combination of monetary easing and tax reductions in the United States should help stimulate economic growth worldwide, leading to improved stock market results in 2002. We expect these results to be moderate, however, until the corporate earnings picture comes more clearly into focus later this year. Outside the United States, Europe is probably in the best shape in that consumers have been less extended than in the United States and are less exposed to equity markets. The arrival of the euro as the official currency throughout most of Europe could help bolster it against the powerful U.S. dollar. Much of what happens in Japan depends on the ability of the government to finally implement much-needed economic reforms. In Latin America, the Argentine crisis has not led to any immediate fallout as Argentina's slow-motion disintegration gave Latin America and emerging market countries plenty of time to prepare.

                           INTERNATIONAL VALUE TRUST

INVESTMENT OBJECTIVE &   To seek long-term growth of capital by investing primarily
  POLICIES:              in equity securities of companies located outside the United
                         States, including those in emerging markets.
SUBADVISER:              Templeton(R) Investments Counsel, Inc.
PORTFOLIO MANAGER:       Gary R. Clemens and Edgerton Scott, III
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES INTERNATIONAL VALUE TRUST

                                                                 INTERNATIONAL VALUE TRUST               MSCI EAFE INDEX
                                                                 -------------------------               ---------------
Apr.1999                                                                  10000.00                           10000.00
May.1999                                                                   9504.00                            9487.00
Jun.1999                                                                   9920.00                            9859.00
Jul.1999                                                                   9840.00                           10155.00
Aug.1999                                                                   9743.00                           10194.00
Sep.1999                                                                   9519.00                           10299.00
Oct.1999                                                                   9447.00                           10688.00
Nov.1999                                                                   9623.00                           11062.00
Dec.1999                                                                  10384.00                           12055.00
Jan.2000                                                                   9728.00                           11291.00
Feb.2000                                                                   9703.00                           11597.00
Mar.2000                                                                  10143.00                           12049.00
Apr.2000                                                                   9704.00                           11418.00
May.2000                                                                   9752.00                           11141.00
Jun.2000                                                                  10316.00                           11579.00
Jul.2000                                                                  10155.00                           11096.00
Aug.2000                                                                  10171.00                           11195.00
Sep.2000                                                                   9632.00                           10652.00
Oct.2000                                                                   9302.00                           10403.00
Nov.2000                                                                   9229.00                           10015.00
Dec.2000                                                                   9713.00                           10373.00
Jan.2001                                                                   9826.00                           10369.00
Feb.2001                                                                   9471.00                            9592.00
Mar.2001                                                                   8730.00                            8957.00
Apr.2001                                                                   9375.00                            9585.00
May.2001                                                                   9317.00                            9255.00
Jun.2001                                                                   9126.00                            8880.00
Jul.2001                                                                   8935.00                            8719.00
Aug.2001                                                                   8860.00                            8500.00
Sep.2001                                                                   7740.00                            7641.00
Oct.2001                                                                   7989.00                            7836.00
Nov.2001                                                                   8553.00                            8126.00
Dec.2001                                                                   8745.00                            8173.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                                                  Since                        Since
            Periods Ending December 31, 2001                    1 Year          Inception                    Inception
MSCI EAFE Index*                                               -21.21%            -7.29%                     -18.27%
International Value Trust                                       -9.97%            -4.91%                     -12.55%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the International Value Trust returned -9.97%, outperforming the -21.21% return of the MSCI EAFE Index.

ENVIRONMENT: After a very difficult first quarter, optimism about stock prices sparked a rally in April. However, renewed signs of global economic weakness during May and June, aggravated by profit warnings by large companies, reminded us of the high downside risk in stock prices. By the end of the second quarter, most of the world's stock markets had recovered part of their losses, but remained down for the year. The third quarter posed significant obstacles to global equity investors. Prior to the terrorist attacks, we concluded that many stocks looked undervalued. This included isolated pockets within Information Technology. We did, however, remain extremely cautious in selecting IT stocks, as we believe the industry will continue to face many challenges. Our relative overweight in the economically sensitive Materials industry also caused the portfolio to give up some relative performance. Despite further interest rate cuts by the U.S. Federal Reserve during the fourth quarter, economic data remained mixed, and there was no clear sign of an economic recovery. The tragedy of September 11 exacerbated trends already in evidence: declining consumer confidence, falling economic expectations and diminished corporate earnings in Asia, Europe and the United States.

OUTLOOK: Our investment outlook for 2002 is positive. We expect that the strong fiscal and monetary stimuli set by the United States and other nations during 2001 should begin to show results. In our view, a synchronized global recovery is likely to begin during 2002. We believe the Trust is well positioned to benefit from the recovery.

                           CAPITAL APPRECIATION TRUST

INVESTMENT OBJECTIVE &   Long-term growth of capital by investing at least 65% of the
  POLICIES:              portfolio's total assets in equity-related securities of
                         companies that exceed $1 billion in market capitalization
                         and that Jennison Associates believes have above-average
                         growth prospects.
SUBADVISER:              Jennison Associates LLC
PORTFOLIO MANAGER:       Michael Del Balso, Kathleen McCarragher, and Spiros Segalas
INCEPTION DATE:          November 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [CAPITAL APPRECIATION TRUST]

                                                                 CAPITAL APPRECIATION TRUST         RUSSELL 1000 GROWTH INDEX
                                                                 --------------------------         -------------------------
Oct. 2000                                                                 10000.00                           10000.00
Nov. 2000                                                                  8640.00                            8526.00
Dec. 2000                                                                  8776.00                            8256.00
Jan. 2001                                                                  9279.00                            8129.00
Feb. 2001                                                                  7960.00                            6748.00
Mar. 2001                                                                  7432.00                            6014.00
Apr. 2001                                                                  8064.00                            6775.00
May 2001                                                                   8032.00                            6675.00
Jun. 2001                                                                  7656.00                            6520.00
Jul. 2001                                                                  7447.00                            6357.00
Aug. 2001                                                                  6815.00                            5837.00
Sep. 2001                                                                  6151.00                            5255.00
Oct. 2001                                                                  6495.00                            5531.00
Nov. 2001                                                                  7127.00                            6062.00
Dec. 2001                                                                  7160.00                            6570.00

                              PERFORMANCE TABLE**

CAPITAL APPRECIATION

                                                            Average Annual Total Return             Cumulative Total Return
                                                            ---------------------------------------------------------------
                                                                                Since                        Since
Periods Ending December 31, 2001                             1 Year           Inception                    Inception
Russell 1000 Growth Index*                                  -20.42%            -30.24%                     -34.30%
Capital Appreciation Trust                                  -18.41%            -24.94%                     -28.40%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Capital Appreciation Trust returned -18.41%, outperforming the -20.42% return of the Russell 1000 Growth Index.

ENVIRONMENT: Large cap growth indices were down as a result of a troubled economy that downshifted to an outright recession. The Trust saw declines from holdings in almost every economic sector, though pockets of strength appeared in stock picks. Two of the Trust's top Technology stocks announced that second and third quarter earnings were in line with expectations and expressed confidence in continuing to increase market share in 2002. The Trust was also aided by its Health Care holdings, which had high quality earnings and revenue growth. On the downside, we were hurt by some of our large Technology holdings. Large-cap growth stocks have experienced their biggest bear market since the early 1970s. We believe overall prospects for growth stocks are improving as we see corporate profits recovering sometime in 2002 and valuations at more reasonable levels. Most recently, we have been gradually moving toward increasing our weightings in the more volatile, economically sensitive stocks while maintaining an exposure to the less economically sensitive stocks that we believe have attractive growth prospects.

OUTLOOK: We remain focused on growth stocks possessing strong balance sheets and sizable cash flows. The challenge going forward centers on recovering fundamentals and identifying companies with greater visibility in revenue, earnings, and cash flow growth and valuations. We will continue to invest on a stock-specific basis, combining in-depth, bottom-up research with a keen attention to reasonably-valued companies that have the characteristics and infrastructure to allow them to grow faster than the market over the next few years.

                         STRATEGIC OPPORTUNITIES TRUST

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing the portfolio's
  POLICIES:              assets primarily in common stocks of U.S. issuers or
                         securities convertible into, or that carry the right to buy, common stocks. Although current income is a secondary
                         objective, growth of income may accompany growth of capital.
SUBADVISER:              Fidelity(R) Management & Research Company
PORTFOLIO MANAGER:       Bahaa W. Fam
INCEPTION DATE:          June 18, 1985++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES STRATEGIC OPPORTUNITIES FUND

                                             STRATEGIC
                                        OPPORTUNITIES TRUST     RUSSELL 3000 INDEX    RUSSELL MIDCAP INDEX      COMBINED INDEX
                                        --------------------    ------------------    --------------------      --------------
Dec.1991                                      10000.00               10000.00               10000.00               10000.00
                                              10259.00                9932.00               10188.00               10188.00
                                              10335.00               10064.00               10422.00               10422.00
                                               9824.00                9842.00               10156.00               10156.00
                                               9572.00               10040.00               10235.00               10235.00
                                               9549.00               10108.00               10301.00               10301.00
                                               9271.00                9926.00               10134.00               10134.00
                                               9603.00               10336.00               10558.00               10558.00
                                               9379.00               10112.00               10315.00               10315.00
                                               9518.00               10248.00               10529.00               10529.00
                                               9912.00               10349.00               10787.00               10787.00
                                              10507.00               10775.00               11330.00               11330.00
Dec.1992                                      10793.00               10968.00               11635.00               11635.00
                                              11086.00               11075.00               11868.00               11868.00
                                              10754.00               11147.00               11881.00               11881.00
                                              11117.00               11426.00               12267.00               12267.00
                                              10900.00               11123.00               11942.00               11942.00
                                              11690.00               11442.00               12320.00               12320.00
                                              11779.00               11517.00               12460.00               12460.00
                                              11561.00               11497.00               12519.00               12519.00
                                              12045.00               11944.00               13077.00               13077.00
                                              12448.00               11943.00               13126.00               13126.00
                                              12578.00               12114.00               13137.00               13137.00
                                              12256.00               11927.00               12832.00               12832.00
Dec.1993                                      12553.00               12161.00               13297.00               13297.00
                                              13022.00               12533.00               13663.00               13663.00
                                              12925.00               12230.00               13478.00               13478.00
                                              12393.00               11696.00               12904.00               12904.00
                                              12546.00               11829.00               12993.00               12993.00
                                              12393.00               11959.00               13011.00               13011.00
                                              11831.00               11631.00               12626.00               12626.00
                                              12095.00               11992.00               13059.00               13059.00
                                              12699.00               12515.00               13678.00               13678.00
                                              12410.00               12248.00               13344.00               13344.00
                                              12844.00               12450.00               13447.00               13447.00
                                              12401.00               11996.00               12854.00               12854.00
Dec.1994                                      12487.00               12182.00               13021.00               13021.00
                                              12393.00               12449.00               13288.00               13288.00
                                              12887.00               12956.00               13976.00               13976.00
                                              13381.00               13279.00               14376.00               14376.00
                                              13997.00               13626.00               14593.00               14593.00
                                              14520.00               14120.00               15073.00               15073.00
                                              15677.00               14528.00               15579.00               15579.00
                                              16930.00               15112.00               16337.00               16337.00
                                              17109.00               15247.00               16586.00               16586.00
                                              17633.00               15838.00               16961.00               16961.00
                                              17573.00               15702.00               16581.00               16581.00
                                              18010.00               16399.00               17405.00               17405.00
Dec.1995                                      17830.00               16667.00               17506.00               17506.00
                                              18285.00               17150.00               17876.00               17876.00
                                              18715.00               17402.00               18296.00               18296.00
                                              18894.00               17576.00               18561.00               18561.00
                                              19556.00               17910.00               19086.00               19086.00
                                              20162.00               18369.00               19375.00               19375.00
                                              19783.00               18310.00               19084.00               19084.00
                                              18542.00               17350.00               17903.00               17903.00
                                              19225.00               17876.00               18755.00               18755.00
                                              20238.00               18849.00               19681.00               19681.00
                                              20428.00               19193.00               19839.00               19839.00
                                              21564.00               20547.00               21047.00               21047.00
Dec.1996                                      21422.00               20300.00               20832.00               20832.00
                                              22690.00               21423.00               21611.00               21611.00
                                              21810.00               21446.00               21579.00               21579.00
                                              20446.00               20477.00               20662.00               20662.00
                                              21328.00               21486.00               21176.00               21176.00
                                              22908.00               22954.00               22722.00               22722.00
                                              23632.00               23909.00               23465.00               23465.00
                                              25355.00               25783.00               25422.00               25422.00
                                              24926.00               24736.00               25148.00               25148.00
                                              26090.00               26139.00               26584.00               26584.00
                                              24533.00               25261.00               25550.00               25550.00
                                              24996.00               26228.00               26158.00               26158.00
Dec.1997                                      25544.00               26753.00               26880.00               26880.00
                                              25472.00               26892.00               26374.00               26374.00
                                              27505.00               28815.00               28437.00               28437.00
                                              28822.00               30244.00               29785.00               29785.00
                                              28992.00               30540.00               29859.00               29859.00
                                              28189.00               29786.00               28937.00               28937.00
                                              28533.00               30793.00               29339.00               29339.00
                                              27386.00               30232.00               27939.00               27939.00
                                              22610.00               25601.00               23469.00               23469.00
                                              23386.00               27347.00               24987.00               24987.00
                                              25481.00               29422.00               26692.00               26692.00
                                              26658.00               31223.00               27957.00               27957.00
Dec.1998                                      27948.00               33209.00               29598.00               29598.00
                                              27876.00               34338.00               29547.00               29547.00
                                              26800.00               33122.00               28564.00               28564.00
                                              27647.00               34338.00               29458.00               29458.00
                                              31072.00               35886.00               31635.00               31635.00
                                              31168.00               35205.00               31543.00               31543.00
                                              32814.00               36982.00               32656.00               32656.00
                                              31606.00               35862.00               31761.00               31761.00
                                              30775.00               35453.00               30939.00               30939.00
                                              30024.00               34545.00               29850.00               29850.00
                                              30253.00               36711.00               31265.00               31265.00
                                              32062.00               37739.00               32165.00               32165.00
Dec.1999                                      35697.00               40147.00               34996.00               34996.00
                                              34034.00               38573.00               33837.00               33837.00
                                              37015.00               38932.00               36439.00               36439.00
                                              38337.00               41980.00               38527.00               38527.00
                                              35864.00               40503.00               36705.00               36705.00
                                              34071.00               39365.00               35732.00               35732.00
                                              35369.00               40530.00               36790.00               36790.00
                                              34644.00               39812.00               36378.00               36378.00
                                              38022.00               42766.00               39863.00               39863.00
                                              35714.00               40829.00               39293.00               39293.00
                                              35064.00               40249.00               38688.00               38688.00
                                              30867.00               36538.00               35206.00               35206.00
Dec.2000                                      33422.00               37152.00               37885.00               37885.00
                                              35157.00               38423.00               38495.00               38495.00
                                              32429.00               34911.00               36151.00               36151.00
                                              30139.00               32635.00               33909.00               33909.00
                                              33431.00               35252.00               36809.00               36809.00
                                              32802.00               35534.00               37493.00               37103.00
                                              33117.00               34880.00               37141.00               36420.00
                                              31928.00               34305.00               36079.00               35819.00
                                              29083.00               32281.00               34693.00               33706.00
                                              24063.00               29434.00               30509.00               30733.00
                                              25452.00               30119.00               31717.00               31449.00
                                              27536.00               32439.00               34375.00               33871.00
Dec.2001                                      28326.00               32901.00               35738.00               34329.00

                              PERFORMANCE TABLE**

                                                      Average Annual Total Return                   Cumulative Total Return
                                                                              Since++
Periods Ending December 31, 2001               1 Year    5 Year   10 Year   Dec 13, 1991             5 Year         10 Year
Russell 3000 Index*+                           -11.46%   10.14%   12.65%       13.17%                 62.06%        229.01%
Russell Midcap Index*                           -5.62%   11.40%   13.58%       14.06%                 71.56%        257.38%
Combined Index++*                               -9.34%   10.51%   13.13%       13.61%                 64.80%        243.29%
Strategic Opportunities Trust                  -15.25%    5.75%   10.97%       11.15%                 32.24%        183.26%

 ++ Current sub-adviser assignment became effective December 13, 1991.
 + The Russell 3000 Index was added to more accurately reflect the investment objective of the Trust.
++ The Combined Index represents the performance of the Russell Midcap Index through April 2001, and the performance of the Russell 3000 Index from May 1, 2001 and thereafter.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Strategic Opportunities Trust returned -15.25%, underperforming the -11.46% return of the Russell 3000 Index.

ENVIRONMENT: The market spiraled downward following the terrorist attacks in September. But the steep decline ended abruptly and the U.S. equity markets came roaring back in the fourth quarter. Fueling the advance were interest rate cuts by the Federal Reserve coupled with optimism for an economic recovery in 2002. Technology companies were some of the most handsomely rewarded, rebounding from a steep selloff that began in March 2000. Despite this strong fourth quarter, 2001 was one of the worst years for the U.S. equity markets since 1974. Investors were generally pessimistic as companies missed earnings and lowered earnings estimates. Economic news generally indicated slower growth, especially after the terrorist attacks. Technology and other potentially high-growth companies were hit the hardest as investors fled to quality, stable companies. The Trust underperformed its benchmark. Our exposure to the more volatile economic sectors -- Information Technology and Consumer Discretionary hurt performance. Though these sectors performed well when markets were rising, they were hit particularly hard in the down periods. The Trust was slightly ahead of the benchmark through the first half, but an overweight position in Semiconductors and Consumer stocks led to lackluster performance in the third quarter. While these stocks rebounded strongly and helped the Trust immensely in the fourth quarter, this was still not enough to overcome the previous losses.

OUTLOOK: The combination of low interest rates, low energy prices and fiscal stimulus are typically positives for the economy and the stock market. The Trust is positioned for more optimistic economic conditions. It remains overweight in smaller stocks that are more sensitive to areas of the market such as Semiconductors and Retailing.

                                      xxiii

                           QUANTITATIVE MID CAP TRUST

INVESTMENT OBJECTIVE     To seek long-term capital growth by investing at least 65%
  & POLICIES:            of the portfolio's total assets in U.S. mid cap stocks,
                         convertible preferred stocks, convertible bonds and
                         warrants.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Rhonda Chang and Mark Schmeer
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                           [QUANTATIVE MID CAP TRUST]

                              PERFORMANCE TABLE**

                                                                      Cumulative Total Return
                                                                               Since
              Periods Ending December 31, 2001                               Inception
S&P MidCap 400 Index*                                                           0.33%
Quantitative Mid Cap Trust                                                    -18.40%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the eight months since the Trust's inception on April 30, 2001, the Quantitative Mid Cap Trust returned -18.40%, underperforming the 0.33% return of the S&P MidCap 400 Index.

ENVIRONMENT: From May to December 2001, the best-performing sectors in the S&P MidCap 400 Index were Financials and Consumer Staples. The Federal Reserve's record 11 interest rate cuts in 2001 helped improve net interest margin, providing immediate benefit to banks, while the defensive attributes of the Consumer Staples sector provided a safe haven for investors during the recession. Notable underperformers included Energy, Technology and Communications Services. The Trust underperformed due to an underweight position in the Financial sector, an overweight position in Energy and Utilities and positions held in the Technology sector.

OUTLOOK: The outlook for 2002 is positive. The Fed's aggressive rate cuts in 2001 and increased fiscal spending, combined with easing energy prices and an inventory reorder cycle argue for an economic upturn. We expect the economy to bottom by the first quarter of 2002, which bodes well for equity market returns. Historically, coming out of a recession, small-cap stocks have outperformed large-cap stocks by an average of 7.5%. This makes us more optimistic on the outlook for mid-cap stocks, but we would be cautious near term given that the MidCap Index had appreciated 25.7% by December 2001 since hitting bottom on September 21. We would view any pullback as an attractive buying opportunity.

                              GLOBAL EQUITY TRUST

INVESTMENT OBJECTIVE &   Long-term capital appreciation by investing at least 65% of
  POLICIES:              the portfolio's total assets in equity securities of
                         companies in at least three different countries, including the United States, that have stock prices that Putnam
                         believes are undervalued.
SUBADVISER:              Putnam Investment Management, LLC
PORTFOLIO MANAGER:       Paul C. Warren
INCEPTION DATE:          March 18, 1988++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES GLOBAL EQUITY TRUST

                                                                    GLOBAL EQUITY TRUST                  MSCI WORLD INDEX
                                                                    -------------------                  ----------------
Dec.1991                                                                   10000                              10000
                                                                           10065                               9816
                                                                           10122                               9648
                                                                            9763                               9196
                                                                           10043                               9325
                                                                           10515                               9697
                                                                           10226                               9374
                                                                           10036                               9401
                                                                           10069                               9631
                                                                            9837                               9544
                                                                            9564                               9288
                                                                            9920                               9456
Dec.1992                                                                    9928                               9534
                                                                            9960                               9568
                                                                           10101                               9796
                                                                           10713                              10366
                                                                           11297                              10848
                                                                           11926                              11100
                                                                           11826                              11009
                                                                           12127                              11238
                                                                           12790                              11755
                                                                           12856                              11540
                                                                           13082                              11860
                                                                           12269                              11191
Dec.1993                                                                   13191                              11740
                                                                           13980                              12516
                                                                           14014                              12356
                                                                           13586                              11826
                                                                           13984                              12194
                                                                           13780                              12227
                                                                           13933                              12195
                                                                           14266                              12429
                                                                           14735                              12806
                                                                           14198                              12471
                                                                           14376                              12828
                                                                           13446                              12274
Dec.1994                                                                   13421                              12395
                                                                           12688                              12212
                                                                           12679                              12393
                                                                           13182                              12992
                                                                           13500                              13447
                                                                           13527                              13564
                                                                           13483                              13563
                                                                           14263                              14244
                                                                           14155                              13929
                                                                           14298                              14337
                                                                           13966                              14113
                                                                           14065                              14606
Dec.1995                                                                   14451                              15035
                                                                           14604                              15310
                                                                           14738                              15407
                                                                           15089                              15666
                                                                           15609                              16037
                                                                           15463                              16053
                                                                           15453                              16137
                                                                           14596                              15568
                                                                           14933                              15751
                                                                           15070                              16370
                                                                           14989                              16488
                                                                           15956                              17414
Dec.1996                                                                   16275                              17139
                                                                           16311                              17348
                                                                           16722                              17551
                                                                           16585                              17207
                                                                           16737                              17773
                                                                           17904                              18873
                                                                           18786                              19817
                                                                           19568                              20733
                                                                           18615                              19350
                                                                           19620                              20404
                                                                           18890                              19333
                                                                           18981                              19679
Dec.1997                                                                   19660                              19921
                                                                           19751                              20479
                                                                           21293                              21867
                                                                           22460                              22795
                                                                           22694                              23020
                                                                           22433                              22735
                                                                           22130                              23278
                                                                           21774                              23243
                                                                           18375                              20147
                                                                           18895                              20508
                                                                           20660                              22366
                                                                           21472                              23699
Dec.1998                                                                   22066                              24860
                                                                           21861                              25407
                                                                           20812                              24734
                                                                           21201                              25768
                                                                           22558                              26788
                                                                           22217                              25813
                                                                           22886                              27021
                                                                           23117                              26943
                                                                           22909                              26899
                                                                           21961                              26641
                                                                           22108                              28029
                                                                           22424                              28822
Dec.1999                                                                   22875                              31160
                                                                           21877                              29378
                                                                           21280                              29460
                                                                           22863                              31499
                                                                           22623                              30169
                                                                           23234                              29409
                                                                           23803                              30403
                                                                           23499                              29552
                                                                           23957                              30518
                                                                           23305                              28898
                                                                           24070                              28418
                                                                           24125                              26696
Dec.2000                                                                   25667                              27131
                                                                           25541                              27657
                                                                           24887                              25323
                                                                           23844                              23664
                                                                           24831                              25420
                                                                           24533                              25105
                                                                           23738                              24322
                                                                           23309                              24001
                                                                           22034                              22853
                                                                           19714                              20842
                                                                           19781                              21245
                                                                           21057                              22504
Dec.2001                                                                   21537                              22652

                              PERFORMANCE TABLE**

                                                                                            Cumulative Total Return
                                                Average Annual Total Return                                    Since++
      Periods Ending December 31, 2001          1 Year     5 Year    10 Year          5 Year     10 Year    April 30, 2001
MSCI World Index*                               -16.52%    5.74%      8.52%            32.16%    126.52%       -10.90%
Global Equity Trust                             -16.09%    5.76%      7.97%            32.32%    115.37%       -13.28%

 ++ Current sub-adviser assignment became effective April 30, 2001.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Global Equity Trust returned -16.09% outperforming the -16.52% return of the MSCI World Index.

ENVIRONMENT: It was a difficult period for investors as global economies steadily worsened despite a steady diet of interest rate cuts, fiscal stimulus packages and corporate downsizing. Stock selection was especially negative among Financial, Health Care, Consumer Cyclical and Consumer Staples stocks. These declines were partially offset by strong selection of Technology stocks. Country and sector allocations were slightly positive. Among countries, the portfolio's returns were helped by underweighting the poorly performing equity markets of Japan, Finland and Germany.

OUTLOOK: As we enter 2002, we are overweight in the United States, which continues to have the most attractive businesses globally. We have dramatically reduced our underweight to Japan. Although we are negative on Japan's longer-term economic growth prospects, we believe the country's equity market will fare better than most in a global economic recovery. As a result, Continental Europe represents our biggest underweight. Among sectors, we continue to add selectively to our Technology holdings while overweighting Financial and Media stocks.

                             STRATEGIC GROWTH TRUST

INVESTMENT OBJECTIVE     Capital appreciation by investing at least 65% of the
  & POLICIES:            portfolio's total assets in common stocks and related
                         securities of companies that MFS believes offer superior
                         prospects for growth.
SUBADVISER:              MFS Investment Management(R)
PORTFOLIO MANAGER:       S. Irfan Ali
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES STRATEGIC GROWTH TRUST

                                                                   STRATEGIC GROWTH TRUST           RUSSELL 1000 GROWTH INDEX
                                                                   ----------------------           -------------------------
Apr.2001                                                                   10000                              10000
May.2001                                                                   10000                               9853
Jun.2001                                                                    9704                               9624
Jul.2001                                                                    9232                               9384
Aug.2001                                                                    8432                               8616
Sep.2001                                                                    7384                               7756
Oct.2001                                                                    7920                               8164
Nov.2001                                                                    8680                               8948
Dec.2001                                                                    8816                               8931

                              PERFORMANCE TABLE**

                                                    Cumulative Total Return
                                                             Since
         Periods Ending December 31, 2001                  Inception
Russell 1000 Growth*                                        -10.69%
Strategic Growth Trust                                      -11.84%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the eight months since the Trust's inception on April 30, 2001, the Strategic Growth Trust returned -11.84%, underperforming the -10.69% return of the Russell 1000 Growth Index.

ENVIRONMENT: The past year was a particularly difficult time for growth investors. A sharp slowdown in corporate earnings growth led to an even sharper decline in investment spending. Some of the worst performance occurred in formerly high-growth market sectors, particularly in Technology. Throughout the year, uncertainty dampened investors' willingness to look beyond the next quarter or 2 of a company's potential performance. Despite the tough environment, we stayed fully invested and remained in growth stocks. We used what we believed was short-term weakness in many growth stocks as buying opportunities. On both an emotional and an economic level, the terrorist attacks of September 11 were the most significant event of the period. Beyond the tragedy's enormous human dimensions, our sense is that September 11 accelerated an economic process that was already in place. Corporate earnings were already declining and the economy was slowing down. By driving business activity down sharply, the terrorist attacks may have caused the economy to reach a bottom earlier than would otherwise have been the case.

OUTLOOK: We think the conditions that may bring about a recovery are already in place. As of year-end, both interest rates and energy prices were down significantly from a year earlier. Business inventories have been drawn down to a point where we think new production will be necessary to meet demand. And companies have reined in their costs, making them more competitive. We think the combination of these factors points to a potential gradual recovery in the second half of 2002. We see long-term growth opportunities in Technology Software, advertising-sensitive media in the Leisure sector and Pharmaceuticals. We think these industries may benefit from long-term ongoing growth trends. Within those industries, we have identified selected firms that we believe may be leaders in profiting from underlying secular trends.

                                  GROWTH TRUST

INVESTMENT OBJECTIVE &   To seek long-term growth of capital by investing primarily
  POLICIES:              in equity securities of large capitalization growth
                         companies with market capitalizations of approximately $1
                         billion or greater.
SUBADVISER:              SSgA Funds Management, Inc.
PORTFOLIO MANAGER:       F. Matthew Griswold, David A. Hanna, Susan L. Reigel and
                         Brian F. Shannahan
INCEPTION DATE:          July 15, 1996++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [GROWTH TRUST]

                                                                        GROWTH TRUST                RUSSELL 1000 GROWTH INDEX
                                                                        ------------                -------------------------
Jun.1996                                                                   10000                              10000
                                                                            9936                               9414
                                                                           10304                               9657
Sep.1996                                                                   10808                              10360
                                                                           10768                              10422
                                                                           11400                              11205
Dec.1996                                                                   11053                              10985
                                                                           11697                              11755
                                                                           11432                              11675
Mar.1997                                                                   11077                              11044
                                                                           11593                              11777
                                                                           12293                              12627
Jun.1997                                                                   12937                              13132
                                                                           14056                              14293
                                                                           13412                              13457
Sep.1997                                                                   14081                              14119
                                                                           13485                              13597
                                                                           13598                              14175
Dec.1997                                                                   13855                              14333
                                                                           14016                              14762
                                                                           14894                              15872
Mar.1998                                                                   15658                              16505
                                                                           15892                              16733
                                                                           15657                              16258
Jun.1998                                                                   16503                              17253
                                                                           16269                              17139
                                                                           13621                              14566
Sep.1998                                                                   14442                              15685
                                                                           15330                              16946
                                                                           16009                              18236
Dec.1998                                                                   17173                              19881
                                                                           18320                              21048
                                                                           17860                              20086
Mar.1999                                                                   18823                              21144
                                                                           18697                              21172
                                                                           18416                              20522
Jun.1999                                                                   19713                              21958
                                                                           19204                              21260
                                                                           19485                              21607
Sep.1999                                                                   19064                              21153
                                                                           20343                              22750
                                                                           21342                              23976
Dec.1999                                                                   23563                              26477
                                                                           21406                              25235
                                                                           22581                              26469
Mar.2000                                                                   24335                              28364
                                                                           23075                              27014
                                                                           21992                              25653
Jun.2000                                                                   23481                              27597
                                                                           22399                              26446
                                                                           24332                              28840
Sep.2000                                                                   21456                              26112
                                                                           20171                              24877
                                                                           17155                              21210
Dec.2000                                                                   17133                              20540
                                                                           17770                              21959
                                                                           14689                              18231
Mar.2001                                                                   12951                              16247
                                                                           14786                              18302
                                                                           14718                              18033
Jun.2001                                                                   14651                              17615
                                                                           14284                              17175
                                                                           13106                              15770
Sep.2001                                                                   11782                              14196
                                                                           12371                              14941
                                                                           13356                              16377
Dec.2001                                                                   13473                              16345

                              PERFORMANCE TABLE**

                                                        Average Annual Total Return                    Cumulative Total Return
                                                                      Since       Since++                             Since
Periods Ending December 31, 2001                 1 Year    5 Year   Inception   May 1, 1999            5 Year       Inception
Russell 1000 Growth Index*                       -20.42%   8.27%      9.34%        -9.25%              48.78%        63.45%
Growth Trust                                     -21.36%   4.04%      5.61%       -11.68%              21.89%        34.73%

 ++ Current sub-adviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Growth Trust returned -21.36%, underperforming the -20.42% return of the Russell 1000 Growth Index.

ENVIRONMENT: The year began with high hopes as the Federal Reserve made a surprise interest rate cut in January, the first of 11 in 2001, and many investors figured the market had to rebound after the declines of 2000. Interest rate reductions, a tax cut, lower oil prices and tumbling mortgage rates did surprisingly little for the slumping economy other than stave off a more painful downturn. Instead, the U.S. economy moved into a recession, largely due to a sharp fall in corporate spending. By the fourth quarter, however, stocks began to surge, despite the terrorist attacks of September 11, on new hopes of an economic upturn. The largest detractor from the quarter's performance was stock selection in the Technology sector. Holdings in the Financials sector also weakened performance. Offsetting poor performance in those two sectors was strong stock selection in the Consumer Discretionary and Consumer Staples sectors. Within the Technology sector, the semiconductor and computer hardware industries contributed to the bulk of the Strategy's under-performance.

OUTLOOK: In an effort to enhance our stock selection and portfolio construction we expect to add 2 balance sheet factors to our investment process during the first quarter. The first will focus on net operating assets to determine if changes in a company's capital structure will benefit shareholders. The second addresses how a company's business pattern is changing relative to sales, specifically looking at accruals. For example, if receivables increase more quickly than sales, this could indicate increasing credit risk for a company. We are also reviewing ways to improve our overall portfolio construction methodology. All of these efforts are designed to enhance our overall risk-reward profile.

                                      xxvii

                             LARGE CAP GROWTH TRUST

INVESTMENT OBJECTIVE &   To seek long-term growth of capital by investing primarily
  POLICIES:              in equity securities of companies with large market
                         capitalizations.
SUBADVISER:              Fidelity Management & Research Company
PORTFOLIO MANAGER:       Karen Firestone
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LARGE CAP GROWTH TRUST]

                                                 LARGE CAP GROWTH TRUST     RUSSELL 1000 GROWTH INDEX        COMBINED INDEX
                                                 ----------------------     -------------------------        --------------
Dec.1991                                                  10000                       10000                       10000
                                                           9860                        9758                        9957
                                                           9981                        9773                        9983
                                                           9795                        9506                        9739
                                                          10054                        9574                        9828
                                                          10160                        9645                       10030
                                                          10112                        9403                        9871
                                                          10506                        9824                       10058
                                                          10381                        9704                       10112
                                                          10506                        9817                       10158
                                                          10478                        9964                       10083
                                                          10737                       10398                       10316
Dec.1992                                                  10824                       10501                       10451
                                                          10911                       10380                       10564
                                                          11045                       10216                       10694
                                                          11219                       10413                       11035
                                                          11095                        9997                       11120
                                                          11274                       10346                       11349
                                                          11393                       10251                       11389
                                                          11383                       10068                       11490
                                                          11730                       10481                       11866
                                                          11701                       10403                       11836
                                                          11850                       10692                       12030
                                                          11780                       10622                       11720
Dec.1993                                                  11939                       10805                       12012
                                                          12325                       11055                       12442
                                                          12048                       10854                       12266
                                                          11601                       10330                       11826
                                                          11718                       10378                       11960
                                                          11857                       10535                       12004
                                                          11612                       10224                       11890
                                                          11941                       10574                       12127
                                                          12217                       11163                       12453
                                                          11961                       11010                       12237
                                                          12121                       11270                       12420
                                                          11759                       10909                       12078
Dec.1994                                                  11855                       11092                       12199
                                                          11823                       11328                       12286
                                                          12087                       11803                       12590
                                                          12396                       12149                       12936
                                                          12697                       12415                       13246
                                                          13003                       12848                       13542
                                                          13207                       13344                       13729
                                                          13682                       13899                       14185
                                                          13717                       13915                       14181
                                                          14012                       14556                       14534
                                                          13864                       14566                       14431
                                                          14272                       15133                       14852
Dec.1995                                                  14555                       15219                       15145
                                                          14815                       15729                       15391
                                                          14895                       16017                       15501
                                                          14964                       16038                       15634
                                                          15115                       16459                       15905
                                                          15274                       17034                       16064
                                                          15322                       17058                       16064
                                                          14895                       16058                       15580
                                                          15078                       16472                       15842
                                                          15665                       17672                       16403
                                                          15897                       17778                       16552
                                                          16582                       19113                       17280
Dec.1996                                                  16447                       18738                       17138
                                                          16789                       20052                       17480
                                                          16826                       19915                       17567
                                                          16423                       18838                       17172
                                                          16887                       20089                       17610
                                                          17801                       21539                       18494
                                                          18415                       22401                       19165
                                                          19439                       24381                       20052
                                                          18675                       22955                       19376
                                                          19698                       24084                       20215
                                                          19058                       23193                       19645
                                                          19495                       24179                       19948
Dec.1997                                                  19590                       24449                       20211
                                                          19849                       25180                       20520
                                                          21050                       27074                       21505
                                                          21950                       28154                       22185
                                                          22174                       28543                       22380
                                                          21837                       27732                       22127
                                                          22311                       29429                       22576
                                                          22188                       29235                       22416
                                                          19146                       24847                       20184
                                                          20079                       26755                       20771
                                                          21149                       28906                       21897
                                                          22251                       31106                       22889
Dec.1998                                                  23337                       33912                       23781
                                                          23934                       35903                       24243
                                                          23262                       34262                       23644
                                                          24118                       36067                       24325
                                                          24453                       36114                       25130
                                                          23707                       35006                       24358
                                                          24895                       37456                       26063
                                                          24454                       36265                       25235
                                                          24828                       36856                       25646
                                                          24200                       36082                       25107
                                                          25676                       38806                       27003
                                                          26829                       40898                       28459
Dec.1999                                                  29239                       45151                       31418
                                                          28306                       43034                       29945
                                                          29953                       45138                       31409
                                                          30462                       48370                       33658
                                                          28903                       46067                       32056
                                                          27767                       43746                       30440
                                                          29402                       47062                       32747
                                                          28485                       45099                       31382
                                                          30499                       49181                       34222
                                                          28526                       44528                       30985
                                                          27610                       42422                       29519
                                                          24918                       36169                       25168
Dec.2000                                                  25077                       35026                       24373
                                                          25536                       37446                       26057
                                                          23105                       31088                       21632
                                                          21511                       27706                       19279
                                                          23301                       31210                       21717
                                                          23238                       30751                       21398
                                                          22822                       30038                       20902
                                                          22217                       29287                       20379
                                                          20695                       26891                       18712
                                                          18549                       24208                       16845
                                                          19258                       25479                       17729
                                                          20633                       27927                       19433
Dec.2001                                                  20604                       27874                       19397

                              PERFORMANCE TABLE**

                                                      Average Annual Total Return                   Cumulative Total Return
                                                                               Since++
Periods Ending December 31, 2001                1 Year    5 Year   10 Year   May 1, 1999            5 Year         10 Year
Russell 1000 Growth Index*                      -20.42%   8.27%    10.80%      -9.25%               48.78%         178.74%
Combined Index+*                                -20.42%   2.51%     6.85%      -9.25%               13.19%          93.97%
Large Cap Growth Trust                          -17.81%   4.61%     7.50%      -6.51%               25.27%         106.04%

 + The Combined Index is comprised of 47.5% of the return of the Wilshire 5000
   Index, 20% of the MSCI EAFE Index, 15% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index since inception and 100% return of the Russell 1000 Growth Index from May 1, 1999 and thereafter. The Combined Index was prepared by the adviser using Ibbotson Associates Software and Data.
 ++ Current sub-adviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Large Cap Growth Trust returned -17.81%, outperforming the -20.42% return of the Russell 1000 Growth Index.

ENVIRONMENT: Despite a strong fourth quarter, 2001 posted the worst one-year performance for the U.S. equity markets since 1974. Throughout most of the year, investors were pessimistic as companies missed earnings and lowered earnings estimates. Economic news was mixed, but generally indicated slower growth, especially after the terrorist attacks. Technology and other potentially high-growth companies were hit the hardest as investors fled to quality, stable companies. The Trust easily outperformed its Index for the year. Security selection in Technology was a main performance driver. Technology issues that led the market in the late 1990s generally faltered in 2001, and the portfolio was underweight in some of these. Despite a nice fourth quarter rally, Technology stocks plummeted about 30% for the year, and an underweighting this sector also contributed positively to relative returns.

OUTLOOK: The timing of the economic recovery is the major issue now, particularly as it relates to Technology and Telecommunications, currently 2 weak industries. Unemployment poses a big threat to the economy, as does the impact that fear and uncertainty may have on consumer and business spending in the wake of September's terrorist attacks. Our challenge is to own stocks with attractive valuations in the more aggressive market segments, and balance them with stocks in industry groups that show strong fundamentals and are expected to outperform.

                                      xxviii

                              ALL CAP VALUE TRUST

INVESTMENT OBJECTIVE     To seek capital appreciation by investing at least 65% of
  & POLICIES:            the portfolio's total assets in the stocks of value
                         companies of any size. These are companies that appear
                         underpriced according to certain financial measurements of their intrinsic worth or business prospects.
SUBADVISER:              The Dreyfus Corporation
PORTFOLIO MANAGER:       Quinn R. Stills
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES ALL CAP VALUE TRUST

                                                                    ALL CAP VALUE TRUST              RUSSELL 3000 VALUE INDEX
                                                                    -------------------              ------------------------
Apr.2001                                                                   10000                              10000
May.2001                                                                   10184                              10227
Jun.2001                                                                   10008                              10045
Jul.2001                                                                    9928                              10010
Aug.2001                                                                    9496                               9633
Sep.2001                                                                    8543                               8928
Oct.2001                                                                    8831                               8872
Nov.2001                                                                    9783                               9396
Dec.2001                                                                   10090                               9642

                              PERFORMANCE TABLE**

                                                                      Cumulative Total Return
                                                                               Since
              Periods Ending December 31, 2001                               Inception
Russell 3000 Value Index*                                                      -3.58%
All Cap Value Trust                                                             0.90%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the eight months since its inception on April 30, 2001, the All Cap Value Trust returned 0.90%, outperforming the -3.58% return of the Russell 3000 Value Index.

ENVIRONMENT: Investors sought the safety of defensive stocks after the tragic events of September 11. At the end of the year we continued to see a massive migration to defensive stocks within the market. We continued to sell the Trust's defensive stocks as they reached their price targets. In addition, we redeployed this capital by purchasing high quality, economically sensitive stocks that were selling at historically low valuations. Our analysis of these companies led us to conclude that the market was ascribing irrationally low valuations to these stocks and that many of these companies were already in the process of fixing themselves. The Trust was overweight in the Technology sector and Capital Goods at year-end.

OUTLOOK: We noted in the third quarter that we believed the current valuations were truly an anomaly. Since then the Trust has benefited as valuations have risen to more normalized levels. Looking ahead to the new year, we remain optimistic about the prospects for a continued, but more moderate recovery. Through our value style investment process we are constantly evaluating inexpensive new purchases while trimming less attractive positions. Our time-tested process of investing in attractively valued companies with strong fundamentals and positive business momentum drives our stock selection.

                          CAPITAL OPPORTUNITIES TRUST

INVESTMENT OBJECTIVE &   To seek capital appreciation by investing at least 65% of
  POLICIES:              the portfolio's total assets in common stocks and related
                         securities. The portfolio focuses on companies that MFS
                         believes have favorable growth prospects and attractive
                         valuations based on current and expected earnings or cash
                         flow.
SUBADVISER:              MFS Investment Management(R)
PORTFOLIO MANAGER:       Maura A. Shaughnessy
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES CAPITAL OPPORTUNITIES TRUST PERFORMANCE GRAPH

                                                                CAPITAL OPPORTUNITIES TRUST               S&P 500 INDEX
                                                                ---------------------------               -------------
Apr.2001                                                                   10000                              10000
May.2001                                                                    9960                              10067
Jun.2001                                                                    9568                               9822
Jul.2001                                                                    9135                               9726
Aug.2001                                                                    8296                               9117
Sep.2001                                                                    7303                               8381
Oct.2001                                                                    7712                               8541
Nov.2001                                                                    8383                               9196
Dec.2001                                                                    8560                               9276

                              PERFORMANCE TABLE**

                                                              Cumulative Total Return
                                                                       Since
              Periods Ending December 31, 2001                       Inception
S&P 500 Index*                                                         -7.24%
Capital Opportunities Trust                                           -14.40%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the eight months since the Trust's inception on April 30, 2001, the Capital Opportunities Trust returned -14.40%, underperforming the -7.24% return of the S&P 500 Index.

ENVIRONMENT: The market environment of the past year has been very difficult. The Trust's holdings were selected on the basis of their potential for delivering consistent growth over time and their reasonable valuations. However, when the market stumbles, it can drag strong stocks down with the weak. The Trust's results were hurt by our significant weighting in Technology, Telecommunications and Utilities stocks. After years of expansion, a combination of rising interest rates, high valuations and rising energy prices stalled business and consumer demand. Recent conditions particularly affected Technology and Telecommunications companies because many had been priced in expectation of uninterrupted business expansion. We identified stocks that we believed would continue to deliver attractive performance in a downturn. Unfortunately, these companies were punished along with the rest of the growth sector. Most Gas and Electric stocks have fared poorly, as natural gas prices have dropped and demand for electricity has declined. Despite their recent rally, most Technology and Telecommunications stocks had negative annual returns. Computer Software and Telecommunications stocks were hurt by the slowdown in spending. However, Financial Services stocks helped performance. Lower interest rates, strong balance sheets and reliable earnings growth helped these stocks.

OUTLOOK: The aggressive interest rate cuts of 2001, the drop in the price of oil, the strength in refinancing activity and a record amount of fiscal stimulus all indicate an economic rebound. Stock prices will most likely start to move up in advance of an improvement in company fundamentals or the economy. We expect corporate earnings to recover in 2002, and we believe the Trust is in a good position to benefit whenever the turnaround comes. In anticipation of an economic recovery, we increased our exposure to Semiconductor stocks and other economically-sensitive groups, such as Media and Basic Materials.

                           QUANTITATIVE EQUITY TRUST

INVESTMENT OBJECTIVE &   Intermediate and long-term growth through capital
  POLICIES:              appreciation and current income by investing the portfolio's assets in common stocks and other equity securities of
                         well-established companies with promising prospects for
                         providing an above-average rate of return.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Rhonda Chang and Mark Schmeer
INCEPTION DATE:          April 30, 1987

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES QUANTITIVE EQUITY TRUST PERFORMANCE GRAPH

                                                                 QUANTITATIVE EQUITY TRUST                S&P 500 INDEX
                                                                 -------------------------                -------------
Dec.1991                                                                   10000                              10000
                                                                           10081                               9814
                                                                           10169                               9940
                                                                            9677                               9745
                                                                            9594                              10028
                                                                            9809                              10083
                                                                            9533                               9936
                                                                            9966                              10337
                                                                            9646                              10128
                                                                            9895                              10244
                                                                           10082                              10281
                                                                           10569                              10628
Dec.1992                                                                   10607                              10767
                                                                           10879                              10846
                                                                           10983                              10992
                                                                           11154                              11228
                                                                           11042                              10953
                                                                           11388                              11249
                                                                           11393                              11286
                                                                           11434                              11233
                                                                           11865                              11661
                                                                           11831                              11575
                                                                           11965                              11810
                                                                           11876                              11699
Dec.1993                                                                   12028                              11843
                                                                           12521                              12239
                                                                           12163                              11909
                                                                           11431                              11391
                                                                           11576                              11539
                                                                           11612                              11727
                                                                           11233                              11437
                                                                           11705                              11816
                                                                           12177                              12297
                                                                           11965                              12000
                                                                           12067                              12275
                                                                           11540                              11825
Dec.1994                                                                   11521                              11997
                                                                           11588                              12309
                                                                           11988                              12787
                                                                           12219                              13165
                                                                           12229                              13549
                                                                           12520                              14084
                                                                           12862                              14415
                                                                           13312                              14895
                                                                           13314                              14935
                                                                           13980                              15561
                                                                           13902                              15506
                                                                           14558                              16189
Dec.1995                                                                   14889                              16488
                                                                           15259                              17055
                                                                           15514                              17219
                                                                           15533                              17384
                                                                           15850                              17640
                                                                           16194                              18095
                                                                           16148                              18169
                                                                           15271                              17361
                                                                           15786                              17729
                                                                           16607                              18725
                                                                           17127                              19238
                                                                           18031                              20698
Dec.1996                                                                   17558                              20293
                                                                           18561                              21553
                                                                           18663                              21727
                                                                           17933                              20823
                                                                           18816                              22067
                                                                           19879                              23421
                                                                           20740                              24466
                                                                           22594                              26409
                                                                           21672                              24940
                                                                           22899                              26307
                                                                           21845                              25428
                                                                           22352                              26606
Dec.1997                                                                   22797                              27063
                                                                           22788                              27364
                                                                           24449                              29337
                                                                           25696                              30839
                                                                           25871                              31150
                                                                           25242                              30614
                                                                           26143                              31857
                                                                           25550                              31520
                                                                           21758                              26962
                                                                           23083                              28690
                                                                           24888                              31023
                                                                           26396                              32903
Dec.1998                                                                   28806                              34798
                                                                           30224                              36252
                                                                           29241                              35125
                                                                           30715                              36530
                                                                           30964                              37944
                                                                           30137                              37048
                                                                           31988                              39104
                                                                           31373                              37884
                                                                           30947                              37695
                                                                           30145                              36662
                                                                           31873                              38983
                                                                           32622                              39774
Dec.1999                                                                   35225                              42117
                                                                           34450                              40003
                                                                           35377                              39246
                                                                           39194                              43085
                                                                           37845                              41788
                                                                           36676                              40931
                                                                           38814                              41938
                                                                           38430                              41284
                                                                           41908                              43848
                                                                           40781                              41533
                                                                           40226                              41358
                                                                           36232                              38099
Dec.2000                                                                   37445                              38286
                                                                           38187                              39645
                                                                           34066                              36029
                                                                           31470                              33749
                                                                           34605                              36371
                                                                           34204                              36615
                                                                           32593                              35725
                                                                           31719                              35375
                                                                           29086                              33160
                                                                           25899                              30481
                                                                           26940                              31063
                                                                           28583                              33446
Dec.2001                                                                   28855                              33735

                              PERFORMANCE TABLE**

                                    -Average-Annual-Total-Return---------Cumulative-Total-Return-
 Periods Ending December 31, 2001    1 Year    5 Year    10 Year          5 Year         10 Year
S&P 500 Index*                      -11.88%    10.70%     12.93%           66.24%        237.35%
Quantitative Equity Trust           -22.95%    10.44%     11.18%           64.32%        188.55%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Quantitative Equity Trust returned -22.95%, underperforming the -11.88% return of the S&P 500 Index.

ENVIRONMENT: The S&P 500 Index ended the year down nearly 12%, its second consecutive year of negative returns and the first time since 1973-1974 that the market posted 2 consecutive declining years. This was due to weaker economic growth, falling corporate profits and the events of September 11. The U.S. economy went into recession for the first time since 1991. Energy and Health Care underperformed, while Retail and Staples outperformed. The Trust underperformed due to poor relative performance of its stock holdings in Technology, Utilities and Telecommunications.

OUTLOOK: We believe the U.S. stock market will post returns in line with or better than the long-term historical averages driven by an improving economic environment. We expect the current recession, which began in March 2001, to end in the first quarter of 2002. Monetary and fiscal policies are highly stimulative, which historically is positive for future economic growth and stock market returns. Our outlook is tempered by the market's above-average valuation and the risk of future geopolitical-related volatility. The Trust is well positioned to provide outstanding performance in an improving economic environment. The average earnings growth rates and earnings revisions for the Trust's holdings are greater than those of the S&P 500 Index, yet the Trust's valuation characteristics continue to remain more attractive than those of the market.

                             BLUE CHIP GROWTH TRUST

INVESTMENT OBJECTIVE &   Long-term growth of capital by investing at least 65% of the
  POLICIES:              portfolio's total assets in the common stocks of large and medium sized blue chip companies as defined by the T. Rowe
                         Price Associates, Inc. These are firms that the managers
                         believe are well established in their industries and have
                         the potential for above-average earnings growth. Current
                         income is a secondary objective.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Larry J. Puglia
INCEPTION DATE:          December 11, 1992++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES BLUE CHIP GROWTH TRUST PERFORMANCE GRAPH

                                                                   BLUE CHIP GROWTH TRUST                 S&P 500 INDEX
                                                                   ----------------------                 -------------
                                                                           10000                              10000
Dec.1992                                                                    9930                              10064
                                                                            9930                              10137
                                                                            9530                              10274
                                                                            9590                              10495
                                                                            8832                              10238
                                                                            9112                              10515
                                                                            9052                              10549
                                                                            8782                              10500
                                                                            9102                              10900
                                                                            9102                              10819
                                                                            9332                              11039
                                                                            9393                              10935
Dec.1993                                                                    9553                              11069
                                                                            9663                              11440
                                                                            9473                              11131
                                                                            8962                              10647
                                                                            9114                              10786
                                                                            9064                              10961
                                                                            8702                              10691
                                                                            8933                              11044
                                                                            9476                              11494
                                                                            9275                              11217
                                                                            9365                              11474
                                                                            9164                              11053
Dec.1994                                                                    9094                              11214
                                                                            9305                              11506
                                                                            9506                              11952
                                                                            9787                              12306
                                                                            9922                              12664
                                                                           10235                              13164
                                                                           10659                              13474
                                                                           11103                              13922
                                                                           11093                              13960
                                                                           11416                              14545
                                                                           11244                              14494
                                                                           11577                              15132
Dec.1995                                                                   11507                              15411
                                                                           11890                              15942
                                                                           12173                              16095
                                                                           12264                              16249
                                                                           12756                              16488
                                                                           13252                              16913
                                                                           13120                              16983
                                                                           12260                              16227
                                                                           12725                              16571
                                                                           13728                              17502
                                                                           13677                              17982
                                                                           14689                              19347
Dec.1996                                                                   14487                              18968
                                                                           15094                              20145
                                                                           15115                              20309
                                                                           14426                              19464
                                                                           15067                              20626
                                                                           15937                              21892
                                                                           16599                              22869
                                                                           17850                              24684
                                                                           17040                              23312
                                                                           17862                              24589
                                                                           17445                              23768
                                                                           17984                              24869
Dec.1997                                                                   18389                              25296
                                                                           18597                              25577
                                                                           20007                              27421
                                                                           20914                              28825
                                                                           21131                              29116
                                                                           20606                              28615
                                                                           21543                              29777
                                                                           21306                              29462
                                                                           17871                              25201
                                                                           18933                              26817
                                                                           20569                              28997
                                                                           21830                              30754
Dec.1998                                                                   23629                              32526
                                                                           24302                              33886
                                                                           23615                              32832
                                                                           24488                              34145
                                                                           25115                              35466
                                                                           24397                              34629
                                                                           25871                              36551
                                                                           25009                              35411
                                                                           24722                              35234
                                                                           24252                              34268
                                                                           25947                              36438
                                                                           26507                              37177
Dec.1999                                                                   28220                              39632
                                                                           27308                              37642
                                                                           27582                              36931
                                                                           29956                              40543
                                                                           29052                              39323
                                                                           28410                              38516
                                                                           30100                              39464
                                                                           29486                              38848
                                                                           32007                              41261
                                                                           30371                              39082
                                                                           29691                              38918
                                                                           26841                              35851
Dec.2000                                                                   27441                              36024
                                                                           27822                              37303
                                                                           24865                              33901
                                                                           22751                              31755
                                                                           24972                              34222
                                                                           25179                              34452
                                                                           24557                              33614
                                                                           23921                              33285
                                                                           22249                              31201
                                                                           20636                              28680
                                                                           21435                              29228
                                                                           23122                              31470
Dec.2001                                                                   23432                              31742

                              PERFORMANCE TABLE**

                                                          Average Annual Total Return                 Cumulative Total Return
                                                                        Since        Since++                          Since
Periods Ending December 31, 2001                 1 Year     5 Year    Inception    Oct 1, 1996        5 Year        Inception
S&P 500 Index*                                   -11.88%    10.70%     13.56%        11.87%           66.24%         217.42%
Blue Chip Growth Trust                           -14.61%    10.10%      9.85%        10.81%           61.75%         134.32%
 ++ Current sub-adviser assignment became effective October 1, 1996.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Blue Chip Growth Trust returned -14.61%, underperforming the -11.88% return of the S&P 500 Index.

ENVIRONMENT: All major U.S. stock indexes had annual losses in 2001 for the second consecutive year, and the economy slipped into recession. The shattering events of September 11 tipped the scales from weakness to decline. Consumer spending decelerated and unemployment rose to 5.7%. The fragile economy prompted the Federal Reserve to reduce short-term interest rates to their lowest levels in 40 years. After trading down early in the year, stocks fell sharply in the third quarter. As in 2000, growth underperformed value, with Technology, Telecommunications and Biotechnology suffering most. Fortunately, growth stock losses were pared by a dramatic fourth quarter rebound. Having fallen the farthest, Technology shares led the charge. For the year, however, Technology remained weak. In Health Care, stocks of Pharmaceutical and Biotech companies were mostly lower, but medical device makers advanced amid favorable tests of drug-coated stints. Financials also dipped, but proved remarkably resilient considering the difficult environment. We eliminated several holdings that experienced sharp deterioration in earnings prospects. We were cautious in the Consumer Staples sector, where we cut an already modest position. Meanwhile, we heightened the stake in industrials to take advantage of fundamental improvements among top-notch companies.

OUTLOOK: We anticipate an economic recovery in 2002. However, many foreign economies continue to struggle. The strength of the recovery and corporate earnings growth in certain sectors may be less than robust. Market gains may be slow after recent strong results.

                                      xxxii

                                UTILITIES TRUST

INVESTMENT OBJECTIVE     To seek capital growth and current income (income above that
  & POLICIES:            available from a portfolio invested entirely in equity
                         securities) by investing at least 65% of the portfolio's
                         total assets in equity and debt securities of domestic and foreign companies in the utilities industry.
SUBADVISER:              MFS Investment Management(R)
PORTFOLIO MANAGER:       Maura A. Shaughnessy
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES UTILITIES TRUST PERFORMANCE GRAPH

                                                                      UTILITIES TRUST                  S&P UTILITIES INDEX
                                                                      ---------------                  -------------------
Apr. 2001                                                                  10000                              10000
May 2001                                                                    9688                               9681
Jun. 2001                                                                   9048                               8909
Jul. 2001                                                                   8712                               8504
Aug. 2001                                                                   8216                               8274
Sep. 2001                                                                   7424                               7318
Oct. 2001                                                                   7424                               7292
Nov. 2001                                                                   7336                               6899
Dec. 2001                                                                   7470                               7080

                              PERFORMANCE TABLE**

                                                              Cumulative Total Return
                                                                       Since
              Periods Ending December 31, 2001                       Inception
S&P Utilities Index*                                                  -29.20%
Utilities Trust                                                       -25.30%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Utilities Trust returned -25.30%, outperforming the -29.20% return of the S&P Utilities Index.

ENVIRONMENT: Early in the year, the environment for Utility stocks turned negative as the economy began to falter. Demand for power weakened, hurting both commodity and stock prices. Moderate temperatures further reduced demand. Natural Gas companies found themselves with excess supply and declining prices. On the Telecommunications services side, providers were hit hard as the weak economy slowed growth rates for both voice and data traffic. Excess capacity and increased competition pressured pricing. Also, many newer entrants faced financing and execution problems. Many Telecommunications Services stocks declined 50% or more in 2001. In this difficult environment, the more conservative companies turned in flat or minimal declines while many Utilities stocks declined substantially. Established providers benefited from fairly predictable earnings in a time of economic uncertainty. Among the Gas and Electric Utilities, investors favored slower growth companies with fully integrated operations that paid a generous dividend. The portfolio's performance was hurt by Telecommunications stocks, where even companies with strong execution and solid long-term prospects saw share prices plummet as the economy headed toward recession.

OUTLOOK: How Utilities stocks do in 2002 depends on prices for gas and electricity and on the economy. We expect a recovery sometime toward the second half of 2002 and believe that natural gas prices should improve over the next few months, as gas supplies remain tight and demand increases with the colder weather. As the economy improves, we expect demand to strengthen further and boost pricing. Utilities companies should benefit from higher prices for gas and electricity, and Telecommunications Service providers should profit from increased voice and data traffic. Broadcast and cable companies should continue to benefit from stable and predictable cash flow streams.

                                      xxxiii

                          REAL ESTATE SECURITIES TRUST

INVESTMENT OBJECTIVE     It seeks to achieve a combination of long-term capital
  & POLICIES:            appreciation and current income by investing substantially in common stocks and other equity securities issued by real estate companies, such as real estate investment trusts
                         (REITs).
SUBADVISER:              Cohen & Steers Capital Management, Inc.
PORTFOLIO MANAGER:       Martin Cohen and Robert H. Steers
INCEPTION DATE:          April 30, 1987++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [REAL ESTATE SECURITIES TRUST]

                                                                     REAL ESTATE TRUST                 NAREIT EQUITY INDEX
                                                                     -----------------                 -------------------
Dec.1991                                                                   10000                              10000
                                                                           10902                              10487
                                                                           10660                              10236
                                                                           10793                              10066
                                                                           10393                              10030
                                                                           10680                              10469
                                                                           10155                              10331
                                                                           10605                              10780
                                                                           10437                              10813
                                                                           10930                              11036
                                                                           11026                              11022
                                                                           11547                              11255
Dec.1992                                                                   12129                              11458
                                                                           12632                              12193
                                                                           12973                              12849
                                                                           14206                              13938
                                                                           13635                              13325
                                                                           13401                              13114
                                                                           13716                              13539
                                                                           13930                              13776
                                                                           14364                              14116
                                                                           15062                              14805
                                                                           15013                              14522
                                                                           14273                              13735
Dec.1993                                                                   14871                              13712
                                                                           15136                              14111
                                                                           16005                              14723
                                                                           15417                              14178
                                                                           15347                              14419
                                                                           15557                              14741
                                                                           15325                              14440
                                                                           15011                              14369
                                                                           15191                              14413
                                                                           14813                              14145
                                                                           14096                              13654
                                                                           13483                              13184
Dec.1994                                                                   14460                              14146
                                                                           14010                              13838
                                                                           14293                              14180
                                                                           14238                              14123
                                                                           14239                              14119
                                                                           14802                              14719
                                                                           15305                              14953
                                                                           15579                              15210
                                                                           15998                              15393
                                                                           16171                              15656
                                                                           15757                              15321
                                                                           15749                              15460
Dec.1995                                                                   16648                              16304
                                                                           16819                              16573
                                                                           16952                              16767
                                                                           16847                              16675
                                                                           16876                              16760
                                                                           17348                              17193
                                                                           17650                              17416
                                                                           17585                              17547
                                                                           18327                              18238
                                                                           18650                              18555
                                                                           19299                              19107
                                                                           20003                              19978
Dec.1996                                                                   22421                              22053
                                                                           22354                              22300
                                                                           22367                              22256
                                                                           22459                              22209
                                                                           21666                              21601
                                                                           22353                              22236
                                                                           23583                              23316
                                                                           24297                              24037
                                                                           23979                              23979
                                                                           26240                              26072
                                                                           25419                              25369
                                                                           25894                              25916
Dec.1997                                                                   26541                              26528
                                                                           26183                              26387
                                                                           25785                              25939
                                                                           26487                              26403
                                                                           25522                              25542
                                                                           25387                              25364
                                                                           25298                              25191
                                                                           23558                              23556
                                                                           21230                              21333
                                                                           22506                              22540
                                                                           22101                              22123
                                                                           22430                              22448
Dec.1998                                                                   22175                              21883
                                                                           21514                              21425
                                                                           21140                              20922
                                                                           20839                              20828
                                                                           22902                              22804
                                                                           23283                              23306
                                                                           22696                              22928
                                                                           21856                              22199
                                                                           21509                              21917
                                                                           20590                              21084
                                                                           20290                              20566
                                                                           19831                              20230
Dec.1999                                                                   20400                              20872
                                                                           19831                              20941
                                                                           19230                              20691
                                                                           20480                              21372
                                                                           21543                              22808
                                                                           21873                              23032
                                                                           21989                              23624
                                                                           23422                              25689
                                                                           23225                              24646
                                                                           23869                              25429
                                                                           23210                              24328
                                                                           23639                              24640
Dec.2000                                                                   25649                              26374
                                                                           25436                              26649
                                                                           24843                              26222
                                                                           24712                              26477
                                                                           25317                              27109
                                                                           25573                              27765
                                                                           26936                              29392
                                                                           26287                              28807
                                                                           27036                              29862
                                                                           25638                              28623
                                                                           24718                              27804
                                                                           25877                              29333
Dec.2001                                                                   26469                              30050

                              PERFORMANCE TABLE**

                                           Average Annual Total Return           Cumulative Total Return              Since++
    Periods Ending December 31, 2001       1 Year    5 Year    10 Year            5 Year         10 Year           April 30, 2001
Morgan Stanley REIT Index+*                12.83%     6.12%        N/A            34.56%             N/A               10.81%
NAREIT Equity Index*                       13.93%     6.38%     11.63%            36.25%         200.50%               10.84%
Real Estate Securities Trust                3.15%     3.37%     10.22%            18.02%         164.69%                4.51%

 + The Morgan Stanley REIT Index commenced on December 30, 1994, therefore the
   10 year return period is not applicable for this index.
 ++ Current subadviser assignment became effective April 30, 2001.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Real Estate Securities Trust returned 3.15%, underperforming the 12.83% return of the Morgan Stanley REIT Index.

ENVIRONMENT: In 2001, REITs delivered stellar performance. For the second year in a row, REITs outperformed stocks and bonds. The shares of smaller, high yield companies led the REIT market as they benefited from the dramatic decline in interest rates and from the increased demand for yield. Our underperformance can be attributed to the Trust's underweight position in smaller REITs with high dividend yields. Our investment strategy focuses on larger, high quality companies in the REIT market that have strong balance sheets, value-added managements, and portfolios in protected markets. We believe that these companies should outperform REITs without some or all of these characteristics over the long term.

OUTLOOK: We believe that REITs are well positioned to deliver solid performance in 2002. The high current income and dividend growth for REITs are attractive relative to the lower yields on bonds. Additionally, while corporate America has reduced earnings expectations, the long-term leases for REITs support their stable earnings growth. Finally, REITs are trading at attractive valuations. The Trust has been positioned to benefit from the improving fundamentals in the economically sensitive property sectors. We favor Office REITs in the Northeast corridor and Southern California, and select regional mall and industrial companies. We continue to focus on companies with superior cash flow growth and dividend growth that are attractively valued.

                                      xxxiv

                           SMALL COMPANY VALUE TRUST

INVESTMENT OBJECTIVE &   To seek long-term growth of capital by investing primarily
  POLICIES:              in common stocks of companies with relatively small market capitalizations that are believed to be undervalued and have good prospects for capital appreciation.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Preston G. Athey
INCEPTION DATE:          October 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES SMALL COMPANY VALUE TRUST

                                                                 SMALL COMPANY VALUE TRUST           RUSSELL 2000 VALUE INDEX
                                                                 -------------------------           ------------------------
Sep.1997                                                                  10000.00                           10000.00
                                                                           9512.00                            9728.00
                                                                           9496.00                            9835.00
Dec.1997                                                                   9552.00                           10168.00
                                                                           9368.00                            9984.00
                                                                          10032.00                           10587.00
Mar.1998                                                                  10448.00                           11017.00
                                                                          10622.00                           11071.00
                                                                          10141.00                           10679.00
Jun.1998                                                                   9965.00                           10620.00
                                                                           9213.00                            9788.00
                                                                           7652.00                            8255.00
Sep.1998                                                                   8140.00                            8722.00
                                                                           8164.00                            8981.00
                                                                           8677.00                            9224.00
Dec.1998                                                                   9101.00                            9514.00
                                                                           9037.00                            9298.00
                                                                           8341.00                            8663.00
Mar.1999                                                                   8356.00                            8591.00
                                                                           8627.00                            9375.00
                                                                           8771.00                            9663.00
Jun.1999                                                                   9276.00                           10013.00
                                                                           9139.00                            9775.00
                                                                           8891.00                            9419.00
Sep.1999                                                                   8899.00                            9230.00
                                                                           8810.00                            9046.00
                                                                           9099.00                            9093.00
Dec.1999                                                                   9828.00                            9371.00
                                                                           9660.00                            9126.00
                                                                          10541.00                            9684.00
Mar.2000                                                                  10125.00                            9730.00
                                                                           9746.00                            9787.00
                                                                           9240.00                            9637.00
Jun.2000                                                                   9898.00                            9919.00
                                                                           9673.00                           10249.00
                                                                          10234.00                           10707.00
Sep.2000                                                                  10106.00                           10646.00
                                                                          10058.00                           10608.00
                                                                           9408.00                           10391.00
Dec.2000                                                                  10412.00                           11509.00
                                                                          10533.00                           11827.00
                                                                          10420.00                           11810.00
Mar.2001                                                                  10067.00                           11621.00
                                                                          10610.00                           12159.00
                                                                          10876.00                           12472.00
Jun.2001                                                                  11044.00                           12973.00
                                                                          10892.00                           12682.00
                                                                          10611.00                           12638.00
Sep.2001                                                                   9622.00                           11243.00
                                                                           9976.00                           11536.00
                                                                          10426.00                           12366.00
Dec.2001                                                                  11092.00                           13124.00

                              PERFORMANCE TABLE**

                                                Average Annual Total
                                               --------Return----------------Cumulative-Total-Return
                                                              Since                   Since                      Since
      Periods Ending December 31, 2001         1 Year       Inception               Inception               April 30, 2001++
Russell 2000 Value Index*                       14.03%        6.61%                  31.24%                      7.93%
Small Company Value Trust                        6.54%        2.47%                  10.92%                      4.55%

 ++ Current sub-adviser assignment became effective April 30, 2001.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Small Company Value Trust returned 6.54%, underperforming the 14.03% return of the Russell 2000 Value Index.

ENVIRONMENT: The broad stock market declined in 2001. Equity markets faced many challenges including a recession that started in March, the September terrorist attacks and extreme volatility. Though the economy remained in recession, investors turned bullish in the fourth quarter toward the economy's long-term recovery prospects, corporate earnings and the war on terrorism. Small-cap value stocks were among the few bastions of strength in an otherwise dreadful year for equity investors. The small-cap benchmark Russell 2000 Index managed a small 2.49% gain. However, the value component of the Index outperformed the growth component by a 23% margin, +14.03% versus -9.23%. The Trust underperformed the benchmark for the year primarily due to an overweight position in Energy and Health Care combined with poor stock selection in Technology during the first few months of 2001. Since that time, the Trust's concentration in micro-cap holdings has been beneficial. During the second half of 2001, stock selection was successful in many sectors including Consumer Discretionary, Financials and Industrial names. Stable consumer spending lifted Consumer Discretionary names, a favorable policy repricing cycle benefited the insurance group, and anticipation of an economic recovery in 2002 helped the industrial names.

OUTLOOK: Historically, stocks rally well before a recession has ended, and small-cap stocks typically outperform as the economy emerges from a slowdown. This trend appears to be repeating itself today. If indeed the economy stabilizes and improves within the next 6 months, we have probably seen the lows in the stock market. Small-cap companies are more sensitive to U.S. economic growth than larger, more multinational companies, and should benefit disproportionately if the United States leads the global recovery. Lower short-term interest rates typically cause price/earnings ratios to rise, and prospects for earnings are improving. Our conclusion is that as sharp and as sudden as this market rally has been, it is not unusual based on the experience of past recessions and subsequent recoveries. Gains in the coming months may be more muted, however. We believe the cycle of small-cap outperformance that began in mid-1999 is poised to continue.

                              MID CAP VALUE TRUST

INVESTMENT OBJECTIVE     To seek capital appreciation by investing at least 65% of
  & POLICIES:            the portfolio's total assets in equity securities that Lord
                         Abbett believes to be undervalued in the marketplace.
                         Normally, at least 65% of the portfolio's total assets will consist of investments in mid-sized companies.
SUBADVISER:              Lord, Abbett & Co.
PORTFOLIO MANAGER:       Eileen K. Banko, David G. Builder, Howard E. Hansen and
                         Edward K. von der Linde
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [MID CAP VALUE TRUST]

                                                                    MID CAP VALUE TRUST             RUSSELL MIDCAP VALUE INDEX
                                                                    -------------------             --------------------------
Apr. 2001                                                                 10000.00                           10000.00
May 2001                                                                  10240.00                           10284.00
Jun. 2001                                                                 10096.00                           10147.00
Jul. 2001                                                                 10047.00                           10107.00
Aug. 2001                                                                  9920.00                            9922.00
Sep. 2001                                                                  9248.00                            8975.00
Oct. 2001                                                                  9656.00                            9023.00
Nov. 2001                                                                 10152.00                            9654.00
Dec. 2001                                                                 10472.00                           10054.00

                              PERFORMANCE TABLE**

                                                                      Cumulative Total Return
                                                                               Since
              Periods Ending December 31, 2001                               Inception
Russell Midcap Value Index*                                                     0.54%
Mid Cap Value Trust                                                             4.72%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the eight months since the Trust's inception on April 30, 2001, the Mid Cap Value Trust returned 4.72%, outperforming the 0.54% return of the Russell Midcap Value Index.

ENVIRONMENT: Our positive performance was primarily driven by superior stock selection in the Materials & Processing sector. There were winners in various industries including packaging, chemical manufacturing and agricultural products. Also contributing positively was our stock selection and significant overweighting in Health Care. Strong stock selection in both the Consumer Discretionary and Auto & Transportation sectors also benefited the Trust. The Energy sector hurt our performance as that group was the worst-performing sector for the year within the benchmark. Energy stocks experienced broad weakness early in the year as the economy slowed and continued to be hit hard later as demand declined. Towards the end of the year, most power companies suffered from Enron's collapse (not owned by the portfolio). As a result, some of the Trust's holdings suffered due to this environment coupled with earlier fears about a slow economy and declining demand. The Trust's performance was also negatively affected by stock selection in the Consumer Staples sector.

OUTLOOK: While the broader stock market has displayed exceptional volatility this past year, which we expect to continue into the foreseeable future, our investing style has delivered considerable calm in a surrounding storm. We expect this trend to continue, as we remain focused on our objectives. Despite market volatility, we believe there are significant opportunities in the mid-cap sector. By using our value-driven, research-intensive process, we will attempt to capture as many of them as possible.

                                      xxxvi

                                  VALUE TRUST

INVESTMENT OBJECTIVE:    To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk by investing the portfolio's assets primarily in common and
                         preferred stocks, convertible securities, rights and
                         warrants to purchase common stocks, American Depository
                         Receipts and other equity securities of companies with
                         equity capitalizations usually greater than $300 million.
                         MAS seeks equity securities it believes to be undervalued
                         relative to the stock market in general as measured by the
                         S&P 500 Index, based on value measures such as
                         price/earnings and price/book ratios as well as fundamental research.
SUBADVISER:              Miller Anderson & Sherrerd, LLP
PORTFOLIO MANAGER:       Richard M. Behler
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
VALUE TRUST

                                                                        VALUE TRUST                 RUSSELL MIDCAP VALUE INDEX
                                                                        -----------                 --------------------------
Dec.1996                                                                  10000.00                           10000.00
                                                                          10328.00                           10314.00
                                                                          10464.00                           10489.00
Mar.1997                                                                  10144.00                           10170.00
                                                                          10536.00                           10427.00
                                                                          11168.00                           11041.00
Jun.1997                                                                  11576.00                           11451.00
                                                                          12232.00                           12302.00
                                                                          12120.00                           12158.00
Sep.1997                                                                  12480.00                           12912.00
                                                                          11904.00                           12519.00
                                                                          12120.00                           12942.00
Dec.1997                                                                  12214.00                           13437.00
                                                                          11991.00                           13176.00
                                                                          12882.00                           14056.00
Mar.1998                                                                  13328.00                           14780.00
                                                                          13353.00                           14697.00
                                                                          13155.00                           14354.00
Jun.1998                                                                  12858.00                           14400.00
                                                                          12330.00                           13670.00
                                                                          10563.00                           11748.00
Sep.1998                                                                  10613.00                           12433.00
                                                                          11537.00                           13238.00
                                                                          12065.00                           13703.00
Dec.1998                                                                  12003.00                           14120.00
                                                                          11739.00                           13791.00
                                                                          11611.00                           13488.00
Mar.1999                                                                  11842.00                           13680.00
                                                                          13174.00                           14976.00
                                                                          13191.00                           15039.00
Jun.1999                                                                  13439.00                           15210.00
                                                                          12986.00                           14830.00
                                                                          12320.00                           14317.00
Sep.1999                                                                  11347.00                           13593.00
                                                                          11749.00                           13994.00
                                                                          11475.00                           13737.00
Dec.1999                                                                  11669.00                           14104.00
                                                                          10866.00                           13261.00
                                                                          10196.00                           12706.00
Mar.2000                                                                  11774.00                           14246.00
                                                                          12330.00                           14303.00
                                                                          12065.00                           14549.00
Jun.2000                                                                  11236.00                           14007.00
                                                                          11598.00                           14334.00
                                                                          12339.00                           15213.00
Sep.2000                                                                  12515.00                           15359.00
                                                                          13679.00                           15651.00
                                                                          13511.00                           15447.00
Dec.2000                                                                  14535.00                           16810.00
                                                                          15179.00                           16749.00
                                                                          14827.00                           16679.00
Mar.2001                                                                  14438.00                           16217.00
                                                                          15361.00                           17109.00
                                                                          15662.00                           17595.00
Jun.2001                                                                  15306.00                           17361.00
                                                                          15489.00                           17291.00
                                                                          15087.00                           16975.00
Sep.2001                                                                  13582.00                           15356.00
                                                                          13618.00                           15437.00
                                                                          14568.00                           16518.00
Dec.2001                                                                  15033.00                           17201.00

                              PERFORMANCE TABLE**

                                                            Average Annual Total Return             Cumulative Total Return
                                                            ---------------------------------------------------------------
                                                                                Since                        Since
             Periods Ending December 31, 2001                1 Year           Inception                    Inception
Russell Midcap Value Index*                                   2.33%             11.46%                      72.01%
Value Trust                                                   3.42%              8.49%                      50.33%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Value Trust returned 3.42%, outperforming the 2.33% return of the Russell Midcap Value Index.

ENVIRONMENT: Sector selection was a mild negative while stock selection was a strong positive. However, sector selection was beneficial in several areas, most notably in the Trust's underweight in Utilities and overweights in Technology and Consumer Durables. We were also helped by a modest underweight in Retail. However, our exposure to the Telephone Services sector had a meaningful negative impact on results. Stock selection was solid and a strong contributor to our annual results. Holdings in Telephone Services companies were the strongest, followed by individual positions in Technology, Energy, Basic Resources, heavy Industry and Beverages & Personal products stocks. The Trust's Financial Services holdings were the primary negative factor overall.

OUTLOOK: As the year ended, the Trust was operating in an environment that rewarded momentum and stocks with higher valuations. However, we believe that the profitability and valuation characteristics of our holdings bode well for relative performance, as does the economic backdrop. In the past, tough economic conditions and falling interest rates have often set up promising opportunities among value stocks. Given the Federal Reserve's aggressive action to lower interest rates, and our relatively positive economic outlook for 2002, we believe the Trust's prospects are favorable.

                                      xxxvii

                               EQUITY INDEX TRUST

INVESTMENT OBJECTIVE &   To approximate aggregate total return of a broad U.S.
  POLICIES:              domestic equity market index by attempting to track the
                         performance of the S&P 500 Index.&
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Martin Ayow and Ram Brahmachari
INCEPTION DATE:          February 14, 1996

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES EQUITY INDEX TRUST

                                                                     EQUITY INDEX TRUST                   S&P 500 INDEX
                                                                     ------------------                   -------------
Jan.1996                                                                  10000.00                           10000.00
                                                                           9740.00                            9779.00
Mar.1996                                                                   9895.00                            9873.00
                                                                          10038.00                           10018.00
                                                                          10283.00                           10276.00
Jun.1996                                                                  10369.00                           10319.00
                                                                           9888.00                            9859.00
                                                                          10069.00                           10068.00
Sept.1996                                                                 10633.00                           10634.00
                                                                          10951.00                           10926.00
                                                                          11749.00                           11755.00
Dec.1996                                                                  11486.00                           11525.00
                                                                          12206.00                           12240.00
                                                                          12303.00                           12339.00
Mar.1997                                                                  11733.00                           11826.00
                                                                          12475.00                           12532.00
                                                                          13281.00                           13302.00
Jun.1997                                                                  13807.00                           13895.00
                                                                          14946.00                           14998.00
                                                                          14130.00                           14164.00
Sept.1997                                                                 14871.00                           14940.00
                                                                          14441.00                           14441.00
                                                                          15054.00                           15110.00
Dec.1997                                                                  15337.00                           15370.00
                                                                          15533.00                           15540.00
                                                                          16627.00                           16661.00
Mar.1998                                                                  17475.00                           17514.00
                                                                          17656.00                           17691.00
                                                                          17343.00                           17387.00
Jun.1998                                                                  18032.00                           18092.00
                                                                          17831.00                           17901.00
                                                                          15264.00                           15312.00
Sept.1998                                                                 16266.00                           16294.00
                                                                          17581.00                           17618.00
                                                                          18645.00                           18686.00
Dec.1998                                                                  19718.00                           19762.00
                                                                          20536.00                           20588.00
                                                                          19898.00                           19948.00
Mar.1999                                                                  20664.00                           20746.00
                                                                          21472.00                           21549.00
                                                                          20971.00                           21040.00
Jun.1999                                                                  22127.00                           22208.00
                                                                          21434.00                           21515.00
                                                                          21319.00                           21408.00
Sept.1999                                                                 20728.00                           20821.00
                                                                          22038.00                           22139.00
                                                                          22474.00                           22589.00
Dec.1999                                                                  23776.00                           23919.00
                                                                          22582.00                           22718.00
                                                                          22162.00                           22289.00
Mar.2000                                                                  24325.00                           24469.00
                                                                          23579.00                           23732.00
                                                                          23093.00                           23246.00
Jun.2000                                                                  23631.00                           23818.00
                                                                          23277.00                           23446.00
                                                                          24710.00                           24902.00
Sept.2000                                                                 23408.00                           23587.00
                                                                          23303.00                           23488.00
                                                                          21462.00                           21637.00
Dec.2000                                                                  21568.00                           21743.00
                                                                          22332.00                           22515.00
                                                                          20293.00                           20462.00
Mar.2001                                                                  19004.00                           19167.00
                                                                          20479.00                           20656.00
                                                                          20600.00                           20794.00
Jun.2001                                                                  20087.00                           20289.00
                                                                          19884.00                           20090.00
                                                                          18641.00                           18832.00
Sep.2001                                                                  17127.00                           17311.00
                                                                          17439.00                           17641.00
                                                                          18777.00                           18994.00
Dec.2001                                                                  18924.00                           19131.00

                              PERFORMANCE TABLE**

                                  Average-Annual-Total-Return            Cumulative Total Return
                                                      Since                             Since
Periods Ending December 31, 2001  1 Year   5 Year   Inception            5 Year       Inception
S&P 500 Index                     -11.88%  10.70%    11.70%              66.24%         91.31%
Equity Index Trust                -12.26%  10.50%    11.45%              64.76%         89.24%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Equity Index Trust returned -12.26%, underperforming the -11.88% return of the S&P 500 Index.

ENVIRONMENT: The U.S. economy slid into a recession early in 2001. Just when the economy was showing some signs of rebounding, the terrorist attacks and the threat of an impending war, along with a subsequent reduction in consumer spending, removed all chances of an early recovery. The Federal Reserve reduced rates 11 times in 2001, totaling 4.75%. Standard & Poor's canceled its third quarter rebalancing due to the tragic events of September 11. The quarterly rebalancing in the first, second and fourth quarters did not significantly affect the Index's composition. More significant were the individual changes that took place throughout the year. Utilities and Technology were the worst-performing sectors, with losses of well over 20% in 2001. Consumer Cyclicals was the best performer, returning double-digit gains in 2001.

OUTLOOK: A rebound in stocks, low oil prices, fewer job cuts and U.S. military success in Afghanistan are helping counter worries about high unemployment. Recent statistics showing increased consumer confidence, a rise in home sales and a pickup in orders to manufacturing and service companies may herald an end to the recession. The U.S. index of leading economic indicators rose for the second straight month in November, a sign that the recession may end soon, perhaps by the middle of 2002.
---------------

& "Standard & Poor's(R)," "Standard & Poor's 500(R)," "S&P 500(R)," and "S&P
  MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                     xxxviii

                           TACTICAL ALLOCATION TRUST

INVESTMENT OBJECTIVE &   To seek total return, consisting of long-term capital
  POLICIES:              appreciation and current income, by allocating the
                         portfolio's assets between (i) a stock portion that is
                         designed to track the performance of the S&P 500 Composite
                         Stock Price Index and (ii) a fixed income portion that
                         consists of either five-year U.S. Treasury notes or U.S.
                         Treasury bills with remaining maturities of 30 days.
SUBADVISER:              Brinson Advisors, Inc.
PORTFOLIO MANAGER:       Kirk Barneby
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [TOTAL ALLOCATION TRUST]

                                                                 TACTICAL ALLOCATION TRUST                S&P 500 INDEX
                                                                 -------------------------                -------------
Apr.2000                                                                  10000.00                           10000.00
May.2000                                                                   9840.00                            9795.00
Jun.2000                                                                   9968.00                           10036.00
Jul.2000                                                                   9856.00                            9879.00
Aug.2000                                                                  10321.00                           10493.00
Sept.2000                                                                 10080.00                            9939.00
Oct.2000                                                                  10056.00                            9897.00
Nov.2000                                                                   9680.00                            9117.00
Dec.2000                                                                   9680.00                            9161.00
Jan.2001                                                                  10003.00                            9487.00
Feb.2001                                                                   9091.00                            8622.00
Mar.2001                                                                   8502.00                            8076.00
Apr.2001                                                                   9128.00                            8704.00
May.2001                                                                   9178.00                            8762.00
Jun.2001                                                                   8946.00                            8549.00
Jul.2001                                                                   8847.00                            8465.00
Aug.2001                                                                   8283.00                            7935.00
Sep.2001                                                                   7602.00                            7294.00
Oct.2001                                                                   7735.00                            7434.00
Nov.2001                                                                   8316.00                            8004.00
Dec.2001                                                                   8385.00                            8073.00

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return             Cumulative Total Return
                                                                               Since                        Since
Periods Ending December 31, 2001                            1 Year           Inception                    Inception
S&P 500 Index*                                             -11.88%            -12.06%                      -19.27%
Tactical Allocation Trust                                  -13.38%            -10.02%                      -16.15%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Tactical Allocation Trust returned -13.38%, underperforming the -11.88% return of the S&P 500 Index.

ENVIRONMENT: The Trust uses the proprietary Tactical Allocation Model in an attempt to identify when to move assets into stocks and when to shift assets away from stocks and into bonds or cash. The Model studies three variables: the current level of equity market prices; the risk-free hurdle rate as represented by the yield on the Treasury's one-year maturity; and the outlook for earnings and dividend growth. Stock prices had dropped in 2000 and short-term interest rates had begun to decline in anticipation of easing by the Federal Reserve, triggering the portfolio to shift back to a 100% stock allocation in January 2001. The Model viewed equities as attractively priced and anticipated an economic recovery in 2001. As a general rule, the Model tends to be early in and early out of a cycle. If investors are not in the market during the early stages of a recovery, they may miss out on significant gains. However, there can be a risk in being early in -- the loss of value if the equity market continues to decline, as was the case in 2001.

OUTLOOK: The Tactical Allocation Model indicated an Equity Risk Premium of 8.73% on January 2, 2002 (well above the 5.5% historical average) dictating a continuation of the Trust's 100% stock allocation. This reading suggests that the U.S. equity market presents investors with a tremendous buying opportunity. In the short term, we expect that the economy will begin to recover, most likely in early 2002, in response to the Fed's stimulative monetary measures. Using history as a guide, the markets will likely anticipate that recovery and respond positively. Longer term, it is likely that equities will remain a solid performing asset class.

                                      xxxix

                            FUNDAMENTAL VALUE TRUST

INVESTMENT OBJECTIVE     To seek growth of capital by investing primarily in common
  & POLICIES:            stocks of U.S. companies with market capitalizations of at least $10 billion.
SUBADVISER:              Davis Advisors
PORTFOLIO MANAGER:       Christopher C. Davis and Kenneth C. Feinberg
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES FUNDAMENTAL VALUE TRUST

                                                                  FUNDAMENTAL VALUE TRUST            RUSSELL 1000 VALUE INDEX
                                                                  -----------------------            ------------------------
Apr. 2001                                                                 10000.00                           10000.00
May 2001                                                                  10168.00                           10225.00
Jun. 2001                                                                  9816.00                            9998.00
Jul. 2001                                                                  9608.00                            9977.00
Aug. 2001                                                                  9168.00                            9577.00
Sep. 2001                                                                  8464.00                            8903.00
Oct. 2001                                                                  8536.00                            8826.00
Nov. 2001                                                                  9216.00                            9339.00
Dec. 2001                                                                  9384.00                            9559.00

                              PERFORMANCE TABLE**

                                                                      Cumulative Total Return
                                                                               Since
              Periods Ending December 31, 2001                               Inception
Russell 1000 Value*                                                            -4.41%
Fundamental Value Trust                                                        -6.16%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the eight months since the Trust's inception on April 30, 2001, the Fundamental Value Trust returned -6.16%, underperforming the -4.41% return of the Russell 1000 Value Index.

ENVIRONMENT: The period from April 30, 2001 through December 31, 2001 was challenging for equity investors. Stock market prices were volatile as a result of uncertainty surrounding the near-term direction and health of the U.S. economy, as well as fear provoked by the tragic events of September 11. However, in the fourth quarter, the U.S. stock market recovered some of its losses in spite of U.S. military action overseas and the exposure of potentially misleading accounting practices involving one of America's largest energy companies. Our underperformance relative to the Index can be largely attributed to our discipline of avoiding highly cyclical and capital-intensive businesses in favor of high quality, growing companies. These cyclical businesses have performed well this past year as investors seek short-term safe havens, but we find them less attractive investments over a full market cycle. Second, the Trust had some notable disappointments in individual holdings.

OUTLOOK: The Trust continues to reflect strategic allocations to Financials, Capital Goods, Consumer Products and select Pharmaceutical companies. Our allocation to Technology, by contrast, declined over the period as a result of active paring and declines in Technology shares. These allocations reflect long-term investment themes, based on demographic trends, globalization, consolidation and business capital spending trends. We have chosen to maintain exposures to businesses that we believe will fare better over full market cycles rather than attempt to rotate from sector to sector in the short term.

                                        xl

                             GROWTH & INCOME TRUST

INVESTMENT OBJECTIVE     To provide long-term growth of capital and income consistent
  & POLICIES:            with prudent investment risk by investing the portfolio's
                         assets primarily in common stocks of U.S. issuers the
                         manager believes are of high quality. The portfolio may also invest in securities convertible into, or that carry the
                         right to buy, common stocks. The portfolio may also invest up to 20% of its assets in foreign securities.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Matthew E. Megargel
INCEPTION DATE:          April 23, 1991

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES GROWTH & INCOME TRUST

                                                                   GROWTH & INCOME TRUST               S&P 500 INDEX TOTAL
                                                                   ---------------------               -------------------
Dec.1991                                                                  10000.00                           10000.00
                                                                           9756.00                            9814.00
                                                                           9909.00                            9940.00
                                                                           9692.00                            9745.00
                                                                           9856.00                           10028.00
                                                                           9910.00                           10083.00
                                                                           9856.00                            9936.00
                                                                          10266.00                           10337.00
                                                                          10202.00                           10128.00
                                                                          10457.00                           10244.00
                                                                          10530.00                           10281.00
                                                                          10812.00                           10628.00
Dec.1992                                                                  11022.00                           10767.00
                                                                          11168.00                           10846.00
                                                                          11222.00                           10992.00
                                                                          11578.00                           11228.00
                                                                          11342.00                           10953.00
                                                                          11564.00                           11249.00
                                                                          11592.00                           11286.00
                                                                          11546.00                           11233.00
                                                                          11916.00                           11661.00
                                                                          11879.00                           11575.00
                                                                          12083.00                           11810.00
                                                                          11842.00                           11699.00
Dec.1993                                                                  12082.00                           11843.00
                                                                          12499.00                           12239.00
                                                                          12369.00                           11909.00
                                                                          11907.00                           11391.00
                                                                          12036.00                           11539.00
                                                                          12246.00                           11727.00
                                                                          11961.00                           11437.00
                                                                          12465.00                           11816.00
                                                                          12837.00                           12297.00
                                                                          12598.00                           12000.00
                                                                          12788.00                           12275.00
                                                                          12206.00                           11825.00
Dec.1994                                                                  12426.00                           11997.00
                                                                          12436.00                           12309.00
                                                                          12941.00                           12787.00
                                                                          13246.00                           13165.00
                                                                          13672.00                           13549.00
                                                                          14113.00                           14084.00
                                                                          14407.00                           14415.00
                                                                          14819.00                           14895.00
                                                                          14946.00                           14935.00
                                                                          15407.00                           15561.00
                                                                          15171.00                           15506.00
                                                                          15788.00                           16189.00
Dec.1995                                                                  16053.00                           16488.00
                                                                          16436.00                           17055.00
                                                                          16475.00                           17219.00
                                                                          16760.00                           17384.00
                                                                          17013.00                           17640.00
                                                                          17420.00                           18095.00
                                                                          17441.00                           18169.00
                                                                          16809.00                           17361.00
                                                                          17176.00                           17729.00
                                                                          18174.00                           18725.00
                                                                          18672.00                           19238.00
                                                                          20085.00                           20698.00
Dec.1996                                                                  19719.00                           20293.00
                                                                          20788.00                           21553.00
                                                                          21023.00                           21727.00
                                                                          20210.00                           20823.00
                                                                          21360.00                           22067.00
                                                                          22598.00                           23421.00
                                                                          23893.00                           24466.00
                                                                          25747.00                           26409.00
                                                                          24365.00                           24940.00
                                                                          25637.00                           26307.00
                                                                          24750.00                           25428.00
                                                                          25900.00                           26606.00
Dec.1997                                                                  26196.00                           27063.00
                                                                          26492.00                           27364.00
                                                                          28301.00                           29337.00
                                                                          29727.00                           30839.00
                                                                          30138.00                           31150.00
                                                                          29369.00                           30614.00
                                                                          30523.00                           31857.00
                                                                          30383.00                           31520.00
                                                                          25977.00                           26962.00
                                                                          27585.00                           28690.00
                                                                          30021.00                           31023.00
                                                                          31675.00                           32903.00
Dec.1998                                                                  33145.00                           34798.00
                                                                          34196.00                           36252.00
                                                                          33461.00                           35125.00
                                                                          34930.00                           36530.00
                                                                          36411.00                           37944.00
                                                                          35457.00                           37048.00
                                                                          37375.00                           39104.00
                                                                          36384.00                           37884.00
                                                                          36202.00                           37695.00
                                                                          35142.00                           36662.00
                                                                          37155.00                           38983.00
                                                                          37531.00                           39774.00
Dec.1999                                                                  39400.00                           42117.00
                                                                          37615.00                           40003.00
                                                                          36926.00                           39246.00
                                                                          40859.00                           43085.00
                                                                          39723.00                           41788.00
                                                                          39068.00                           40931.00
                                                                          39658.00                           41938.00
                                                                          38952.00                           41284.00
                                                                          41223.00                           43848.00
                                                                          38762.00                           41533.00
                                                                          38634.00                           41358.00
                                                                          36235.00                           38099.00
Dec.2000                                                                  36593.00                           38286.00
                                                                          37592.00                           39645.00
                                                                          34656.00                           36029.00
                                                                          32414.00                           33749.00
                                                                          34693.00                           36371.00
                                                                          35248.00                           36615.00
                                                                          34053.00                           35725.00
                                                                          33713.00                           35375.00
                                                                          31622.00                           33160.00
                                                                          29532.00                           30481.00
                                                                          30143.00                           31063.00
                                                                          32317.00                           33446.00
Dec.2001                                                                  32467.00                           33735.00

                              PERFORMANCE TABLE**

                                  Average Annual Total Return             Cumulative Total Return
Periods Ending December 31, 2001  1 Year    5 Year    10 Year              5 Year         10 Year
S&P 500 Index*                    -11.88%   10.70%     12.93%               66.24%        237.35%
Growth & Income Trust             -11.28%   10.48%     12.50%               64.62%        224.67%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Growth & Income Trust returned -11.28%, outperforming the -11.88% return of the S&P 500 Index.

ENVIRONMENT: U.S. equity markets staged a strong rally in the fourth quarter, reducing losses for the year as investors began to anticipate better earnings trends in 2002 and some improvement on the geopolitical front. Despite this move up from the September lows, most U.S. equity indices ended lower in 2001, marking the second consecutive year of negative returns. The S&P 500 Index was off nearly 12% following a 9% drop in 2000. While select Technology holdings contributed positively to the portfolio's positive relative performance, Technology was hard hit again in 2001. The technology-heavy NASDAQ Composite Index was down 21% for the year on the heels of a 39% decline in 2000. Small-cap stocks were the exception, showing positive gains for the year.

OUTLOOK: The key issue is the pace and magnitude of economic recovery. Extremely low inventories nearly assure a turn in production trends even if end-demand only stabilizes. The combination of lower interest rates, rising fiscal spending, money supply growth and tax cuts probably points to an improved consumer environment by the second half of 2002. Offsetting this bullish outlook are high individual debt levels, weak employment trends, soft corporate profit growth due to competitive pricing, and weak capital spending. The strength and breadth of the recovery may lag recently raised investor expectations. We will tilt the portfolio toward select cyclical areas, focus on stocks that can sustain growth beyond the anticipated production turn, and look to mid-sized stocks that are likely to continue to generate investor interest.

                                       xli

                           U.S. LARGE CAP VALUE TRUST

INVESTMENT OBJECTIVE &   To seek long-term growth of capital and income by investing
  POLICIES:              primarily in equity and equity-related securities of
                         companies with market capitalizations greater than $500
                         million.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGER:       Terry Berkemeier, Michael R. Ericksen, David I. Fisher,
                         Karen A. Miller, Theodore R. Samuels, Eugene P. Stein and
                         Alan J. Wilson
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [U.S. LARGE CAP VALUE TRUST]

                                                                  US LARGE CAP VALUE TRUST           RUSSELL 1000 VALUE INDEX
                                                                  ------------------------           ------------------------
Apr.1999                                                                  10000.00                           10000.00
                                                                           9744.00                            9890.00
Jun.1999                                                                  10168.00                           10177.00
                                                                          10040.00                            9879.00
                                                                           9808.00                            9512.00
Sep.1999                                                                   9416.00                            9179.00
                                                                           9743.00                            9708.00
                                                                           9807.00                            9632.00
Dec.1999                                                                  10272.00                            9679.00
                                                                           9799.00                            9363.00
                                                                           9696.00                            8668.00
Mar.2000                                                                  10655.00                            9725.00
                                                                          10605.00                            9612.00
                                                                          10589.00                            9713.00
Jun.2000                                                                  10565.00                            9269.00
                                                                          10509.00                            9385.00
                                                                          11042.00                            9907.00
Sep.2000                                                                  10712.00                            9998.00
                                                                          10687.00                           10244.00
                                                                           9978.00                            9864.00
Dec.2000                                                                  10558.00                           10358.00
                                                                          11059.00                           10398.40
                                                                          10219.00                           10109.30
Mar.2001                                                                   9807.00                            9752.46
                                                                          10689.00                           10230.30
                                                                          10869.00                           10460.50
Jun.2001                                                                  10592.00                           10228.30
                                                                          10510.00                           10206.80
                                                                           9931.00                            9797.52
Sep.2001                                                                   8780.00                            9107.77
                                                                           9179.00                            9029.45
                                                                          10028.00                            9554.06
Dec.2001                                                                  10289.00                            9778.58

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
Periods Ending December 31, 2001                             1 Year           Inception                    Inception
Russell 1000 Value Index*                                    -5.59%             -0.84%                      -2.21%
U.S. Large Cap Value Trust                                   -2.54%              1.08%                       2.89%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the U.S. Large Cap Value Trust returned -2.54% outperforming the -5.59% return of the Russell 1000 Value Index.

ENVIRONMENT: Though the terrorist attacks of September 11 traumatized Americans and sent shock waves through the financial system, the impact of the global slowdown and the possibility of recession were clear even earlier. Increasingly poor economic data, profit warnings and layoff announcements were prevalent throughout the year. Despite a resounding fourth quarter rally in Technology and Cyclical stocks, Semiconductor-related, Networking, Storage and Telecommunications Equipment stocks had poor annual returns. Despite the negative environment, our relative results were good. Stock selection was the key. A number of our Energy-related, Financial, Food, Health Care and specialty Retail stocks posted strong results. Within Information Technology, the Trust was hurt by a sell-off early in the year, but we held numerous stocks that ended the year with gains. Our increase of holdings in economically-sensitive stocks prior to September 11 detracted from returns following the attacks. However, this helped fourth quarter results. Stock selection significantly contributed to performance in Food, Health Care and Financials. As the quarter progressed, we trimmed our Technology holdings on strength and purchased oil stocks on weakness.

OUTLOOK: We expect that the monetary and fiscal stimuli already introduced will help the economy to recover in 2002. Reduced inventories, lower energy prices and the high level of recent mortgage refinancing also point to improvement in the economy and in corporate profits. However, stocks may have run ahead of themselves in the fourth quarter, and the unwinding of the boom in valuations for Technology and Mega-cap stocks may not be over.

                                       xlii

                              EQUITY-INCOME TRUST

INVESTMENT OBJECTIVE &   To provide substantial dividend income and also long-term
  POLICIES:              capital appreciation by investing at least 65% of the
                         portfolio's total assets in common stocks of
                         well-established companies, paying above-average dividends.
                         The portfolio seeks equity securities that appear to be
                         temporarily undervalued by various measures and may be
                         temporarily out of favor but have good prospects for capital appreciation and dividend growth.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Brian C. Rogers
INCEPTION DATE:          February 19, 1993++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [EQUITY INCOME TRUST]

                                                                    EQUITY INCOME TRUST              RUSSELL 1000 VALUE INDEX
                                                                    -------------------              ------------------------
Feb. 1993                                                                 10170.00                           10000.00
                                                                          10520.00                           10295.00
                                                                          10180.00                           10163.00
                                                                          10470.00                           10368.00
                                                                          10560.00                           10597.00
                                                                          10720.00                           10715.00
                                                                          10760.00                           11102.00
                                                                          10820.00                           11120.00
                                                                          10930.00                           11112.00
                                                                          10970.00                           10883.00
Dec. 1993                                                                 11310.00                           11090.00
                                                                          11530.00                           11509.00
                                                                          11710.00                           11116.00
                                                                          11380.00                           10702.00
                                                                          11399.00                           10908.00
                                                                          11490.00                           11033.00
                                                                          11329.00                           10768.00
                                                                          11490.00                           11103.00
                                                                          12003.00                           11422.00
                                                                          11933.00                           11043.00
                                                                          11721.00                           11196.00
                                                                          11188.00                           10744.00
Dec. 1994                                                                 11399.00                           10867.00
                                                                          11329.00                           11202.00
                                                                          12073.00                           11644.00
                                                                          12335.00                           11899.00
                                                                          12517.00                           12275.00
                                                                          12875.00                           12792.00
                                                                          13283.00                           12965.00
                                                                          13681.00                           13416.00
                                                                          13824.00                           13605.00
                                                                          13855.00                           14098.00
                                                                          13385.00                           13958.00
                                                                          13926.00                           14666.00
Dec. 1995                                                                 14100.00                           15034.00
                                                                          14437.00                           15503.00
                                                                          14723.00                           15621.00
                                                                          14896.00                           15887.00
                                                                          15255.00                           15947.00
                                                                          15573.00                           16146.00
                                                                          15233.00                           16159.00
                                                                          14695.00                           15548.00
                                                                          15145.00                           15993.00
                                                                          15902.00                           16630.00
                                                                          16066.00                           17273.00
                                                                          17020.00                           18525.00
Dec. 1996                                                                 18900.00                           18288.00
                                                                          17382.00                           19175.00
                                                                          17832.00                           19457.00
                                                                          17437.00                           18757.00
                                                                          17902.00                           19544.00
                                                                          18766.00                           20637.00
                                                                          19491.00                           21522.00
                                                                          20648.00                           23141.00
                                                                          20078.00                           22317.00
                                                                          21055.00                           23665.00
                                                                          20496.00                           23005.00
                                                                          21284.00                           24021.00
Dec. 1997                                                                 21920.00                           24723.00
                                                                          21767.00                           24372.00
                                                                          22835.00                           26012.00
                                                                          23916.00                           27604.00
                                                                          23777.00                           27789.00
                                                                          23387.00                           27378.00
                                                                          23320.00                           27728.00
                                                                          22646.00                           27240.00
                                                                          20411.00                           23187.00
                                                                          21529.00                           24518.00
                                                                          22848.00                           26418.00
                                                                          23777.00                           27649.00
Dec. 1998                                                                 23939.00                           28589.00
                                                                          23319.00                           28818.00
                                                                          23130.00                           28411.00
                                                                          23764.00                           28999.00
                                                                          26395.00                           31708.00
                                                                          26175.00                           31359.00
                                                                          26901.00                           32269.00
                                                                          26306.00                           31323.00
                                                                          25493.00                           30161.00
                                                                          24578.00                           29105.00
                                                                          25377.00                           30782.00
                                                                          24971.00                           30542.00
Dec. 1999                                                                 24753.00                           30688.00
                                                                          23518.00                           29688.00
                                                                          21601.00                           27482.00
                                                                          24012.00                           30835.00
                                                                          24214.00                           30477.00
                                                                          25344.00                           30797.00
                                                                          24031.00                           29390.00
                                                                          24329.00                           29757.00
                                                                          25526.00                           31412.00
                                                                          25677.00                           31701.00
                                                                          26956.00                           32481.00
                                                                          26673.00                           31276.00
Dec. 2000                                                                 27968.00                           32842.00
                                                                          28318.00                           32971.00
                                                                          27918.00                           32054.00
                                                                          27153.00                           30922.00
                                                                          28329.00                           32438.00
                                                                          29284.00                           33167.00
                                                                          28704.00                           32431.00
                                                                          28816.00                           32363.00
                                                                          28329.00                           31065.00
                                                                          26306.00                           28878.00
                                                                          26288.00                           28630.00
                                                                          27841.00                           30293.00
Dec. 2001                                                                 28329.00                           31005.00

                              PERFORMANCE TABLE**

                                                    Average Annual Total Return                    Cumulative Total Return
                                                                Since        Since++                               Since
Periods Ending December 31, 2001            1 Year   5 Year   Inception    Oct 1, 1996              5 Year       Inception
Russell 1000 Value Index*                   -5.59%   11.13%     13.67%        12.60%                69.52%        210.05%
Equity-Income Trust                          1.29%   10.88%     12.46%        11.58%                67.63%        183.29%

 ++ Current sub-adviser assignment became effective October 1, 1996.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Equity-Income Trust returned 1.29%, outperforming the -5.59% return of the Russell 1000 Value Index.

ENVIRONMENT: Stocks limped across the finish line in 2001. The major market indices inched higher in December, continuing the rally that began 2 weeks after the terrorist attacks on September 11, although the rally ran out of steam at year-end. From their September troughs, the S&P 500 Index climbed 19% through the end of the year, the Dow Jones Industrial Average rose 22% and the Nasdaq Composite Index surged 37%. The picture was different for the year overall. The S&P 500 and Nasdaq Composite Indices concluded their worst 2 year performances in nearly 3 decades, while the Dow Jones Industrial Average suffered its first back-to-back losses since 1977-1978. The Trust, however, outpaced the Indexes and managed a slight gain of 1.29% for the year. The Trust outperformed its benchmark mostly through good sector positioning. Weak stock selection in Industrials and Business Services was offset by a significantly overweight position relative to the benchmark in the strong performing sectors. The Trust also benefited from strong stock selection in Telecom Services and Utilities. An underweight position in Technology, along with weak stock selection, led Technology to be the largest detractor to performance relative to the benchmark.

OUTLOOK: We are looking for a pickup in economic activity by mid-year. The Federal Reserve appears willing to ease further if necessary, and the fiscal stimulus engendered by recent and future tax cuts should boost economic results in the year ahead. We anticipate gains in the market overall, and we are bullish about the prospects for the equity income sectors in which we invest. However, because of the sharp recovery in most markets during the fourth quarter, gains are likely to be modest until the corporate earnings environment comes into better focus later in 2002.

                                      xliii

                              INCOME & VALUE TRUST

INVESTMENT OBJECTIVE     To seek both the conservation of principal and long-term
  & POLICIES:            growth of capital and income by investing in both equity and fixed income securities.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGER:       James S. Baker, Terry Berkemeier, Michael R. Ericksen, David
                         I. Fisher, Karen A. Miller, James R. Mulally, John W.
                         Ressner, Theodore R. Samuels, Eugene P. Stein and Alan J.
                         Wilson
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INCOME AND VALUE TRUST]

                                                                        SALOMON BROTHERS
                                 INCOME & VALUE                         BROAD INVESTMENT
                                      TRUST           S&P 500 INDEX     GRADE BOND INDEX    CUSTOMIZED INDEX     COMBINED INDEX
                                 --------------       -------------     ----------------    ----------------     --------------
Dec. 1991                           10000.00            10000.00            10000.00            10000.00            10000.00
Jan. 1992                            9888.00             9814.00             9872.00             9837.00             9947.00
Feb. 1992                            9991.00             9940.00             9936.00             9938.00            10004.00
Mar. 1992                            9842.00             9745.00             9884.00             9800.00             9849.00
Apr. 1992                           10033.00            10028.00             9959.00            10001.00             9931.00
May 1992                            10169.00            10083.00            10141.00            10107.00            10107.00
Jun. 1992                           10189.00             9936.00            10285.00            10077.00            10061.00
Jul. 1992                           10548.00            10337.00            10489.00            10400.00            10267.00
Aug. 1992                           10490.00            10128.00            10605.00            10320.00            10315.00
Sep. 1992                           10616.00            10244.00            10729.00            10440.00            10395.00
Oct. 1992                           10558.00            10281.00            10590.00            10409.00            10319.00
Nov. 1992                           10733.00            10628.00            10594.00            10621.00            10483.00
Dec. 1992                           10831.00            10767.00            10759.00            10771.00            10628.00
Jan. 1993                           10957.00            10846.00            10976.00            10905.00            10774.00
Feb. 1993                           11113.00            10992.00            11163.00            11068.00            10914.00
Mar 1993                            11249.00            11228.00            11206.00            11228.00            11136.00
Apr. 1993                           11180.00            10953.00            11295.00            11099.00            11181.00
May 1993                            11302.00            11249.00            11302.00            11281.00            11339.00
Jun. 1993                           11444.00            11286.00            11517.00            11389.00            11440.00
Jul. 1993                           11465.00            11233.00            11582.00            11384.00            11518.00
Aug. 1993                           11769.00            11661.00            11780.00            11722.00            11816.00
Sep. 1993                           11758.00            11575.00            11820.00            11686.00            11817.00
Oct. 1993                           11879.00            11810.00            11857.00            11842.00            11955.00
Nov. 1993                           11788.00            11699.00            11757.00            11736.00            11755.00
Dec. 1993                           11920.00            11843.00            11823.00            11848.00            11946.00
Jan. 1994                           12224.00            12239.00            11983.00            12150.00            12257.00
Feb. 1994                           11971.00            11909.00            11784.00            11873.00            12075.00
Mar. 1994                           11585.00            11391.00            11492.00            11446.00            11701.00
Apr. 1994                           11620.00            11539.00            11405.00            11501.00            11742.00
May 1994                            11707.00            11727.00            11404.00            11612.00            11775.00
Jun. 1994                           11533.00            11437.00            11380.00            11430.00            11687.00
Jul. 1994                           11826.00            11816.00            11597.00            11744.00            11913.00
Aug. 1994                           11999.00            12297.00            11609.00            12037.00            12129.00
Sep. 1994                           11771.00            12000.00            11442.00            11794.00            11948.00
Oct. 1994                           11892.00            12275.00            11431.00            11950.00            12055.00
Nov. 1994                           11642.00            11825.00            11400.00            11674.00            11840.00
Dec. 1994                           11729.00            11997.00            11486.00            11812.00            11947.00
Jan. 1995                           11773.00            12309.00            11724.00            12095.00            12097.00
Feb. 1995                           12012.00            12787.00            11999.00            12489.00            12400.00
Mar. 1995                           12251.00            13165.00            12068.00            12740.00            12633.00
Apr. 1995                           12509.00            13549.00            12234.00            13032.00            12884.00
May 1995                            12841.00            14084.00            12719.00            13548.00            13246.00
Jun. 1995                           13011.00            14415.00            12808.00            13777.00            13412.00
Jul. 1995                           13286.00            14895.00            12783.00            14041.00            13683.00
Aug. 1995                           13366.00            14935.00            12930.00            14128.00            13752.00
Sep. 1995                           13594.00            15561.00            13051.00            14536.00            14022.00
Oct. 1995                           13571.00            15506.00            13226.00            14584.00            14026.00
Nov. 1995                           13891.00            16189.00            13432.00            15060.00            14360.00
Dec. 1995                           14154.00            16488.00            13618.00            15310.00            14600.00
Jan. 1996                           14382.00            17055.00            13710.00            15668.00            14797.00
Feb. 1996                           14359.00            17219.00            13477.00            15652.00            14792.00
Mar. 1996                           14370.00            17384.00            13380.00            15698.00            14837.00
Apr. 1996                           14418.00            17640.00            13281.00            15790.00            14973.00
May 1996                            14517.00            18095.00            13273.00            16032.00            15081.00
Jun. 1996                           14604.00            18169.00            13444.00            16154.00            15141.00
Jul. 1996                           14368.00            17361.00            13481.00            15740.00            14861.00
Aug. 1996                           14493.00            17729.00            13462.00            15931.00            15029.00
Sep. 1996                           14942.00            18725.00            13696.00            16579.00            15467.00
Oct. 1996                           15191.00            19238.00            14004.00            17000.00            15675.00
Nov. 1996                           15702.00            20698.00            14235.00            17886.00            16213.00
Dec. 1996                           15565.00            20293.00            14110.00            17612.00            16090.00
Jan. 1997                           15814.00            21553.00            14165.00            18296.00            16350.00
Feb. 1997                           15852.00            21727.00            14181.00            18393.00            16417.00
Mar. 1997                           15529.00            20823.00            14037.00            17859.00            16106.00
Apr. 1997                           15920.00            22067.00            14238.00            18600.00            16461.00
May 1997                            16547.00            23421.00            14372.00            19356.00            17044.00
Jun. 1997                           17007.00            24466.00            14543.00            19965.00            17501.00
Jul. 1997                           17759.00            26409.00            14937.00            21133.00            18198.00
Aug. 1997                           17244.00            24940.00            14809.00            20356.00            17784.00
Sep. 1997                           17955.00            26307.00            15026.00            21143.00            18362.00
Oct. 1997                           17635.00            25428.00            15243.00            20841.00            18144.00
Nov. 1997                           17914.00            26606.00            15314.00            21460.00            18373.00
Dec. 1997                           18039.00            27063.00            15471.00            21769.00            18595.00
Jan. 1998                           18263.00            27364.00            15670.00            22026.00            18838.00
Feb. 1998                           19043.00            29337.00            15659.00            22973.00            19413.00
Mar. 1998                           19627.00            30839.00            15720.00            23715.00            19838.00
Apr. 1998                           19798.00            31150.00            15802.00            23907.00            19987.00
May 1998                            19642.00            30614.00            15954.00            23752.00            19899.00
Jun. 1998                           19952.00            31857.00            16085.00            24410.00            20225.00
Jul. 1998                           19874.00            31520.00            16118.00            24275.00            20138.00
Aug. 1998                           17990.00            26962.00            16365.00            22319.00            18934.00
Sep. 1998                           18675.00            28690.00            16751.00            23388.00            19468.00
Oct. 1998                           19267.00            31023.00            16676.00            24487.00            20077.00
Nov. 1998                           20030.00            32903.00            16768.00            25432.00            20724.00
Dec. 1998                           20762.00            34798.00            16820.00            26343.00            21267.00
Jan. 1999                           21197.00            36252.00            16944.00            27080.00            21605.00
Feb. 1999                           20670.00            35125.00            16647.00            26384.00            21145.00
Mar. 1999                           21275.00            36530.00            16742.00            27078.00            21572.00
Apr. 1999                           21675.00            37944.00            16798.00            27744.00            22062.00
May 1999                            21430.00            37048.00            16643.00            27251.00            21669.00
Jun. 1999                           22093.00            39104.00            16586.00            28120.00            22360.00
Jul. 1999                           21832.00            37884.00            16520.00            27549.00            21906.00
Aug. 1999                           21535.00            37695.00            16509.00            27458.00            21834.00
Sep. 1999                           21081.00            36662.00            16707.00            27137.00            21579.00
Oct. 1999                           21603.00            38983.00            16757.00            28201.00            22424.00
Nov. 1999                           21778.00            39774.00            16755.00            28545.00            22698.00
Dec. 1999                           22530.00            42117.00            16678.00            29501.00            23458.00
Jan. 2000                           21813.00            40003.00            16631.00            28578.00            22724.00
Feb. 2000                           21778.00            39246.00            16826.00            28386.00            22572.00
Mar. 2000                           23209.00            43085.00            17045.00            30200.00            24014.00
Apr. 2000                           22970.00            41788.00            16994.00            29620.00            23553.00
May 2000                            22970.00            40931.00            16978.00            29244.00            23254.00
Jun. 2000                           23083.00            41938.00            17333.00            29919.00            23791.00
Jul. 2000                           23083.00            41284.00            17491.00            29749.00            23656.00
Aug. 2000                           24022.00            43848.00            17741.00            31028.00            24673.00
Sep. 2000                           23619.00            41533.00            17862.00            30128.00            23957.00
Oct. 2000                           23597.00            41358.00            17976.00            30128.00            23957.00
Nov. 2000                           22545.00            38099.00            18267.00            28899.00            22980.00
Dec. 2000                           23643.00            38286.00            18612.00            29203.00            23221.00
Jan. 2001                           24539.00            39645.00            18919.00            30017.00            23869.00
Feb. 2001                           23285.00            36029.00            19088.00            28480.00            22647.00
Mar. 2001                           22659.00            33749.00            19187.00            27458.00            21834.00
Apr. 2001                           24041.00            36371.00            19097.00            28685.00            22810.00
May 2001                            24370.00            36615.00            19221.00            28875.00            22960.00
Jun. 2001                           23992.00            35725.00            19284.00            28491.00            22655.00
Jul. 2001                           24016.00            35375.00            19730.00            28585.00            22730.00
Aug. 2001                           23169.00            33160.00            19947.00            27638.00            21977.00
Sep. 2001                           21306.00            30481.00            20192.00            26436.00            21021.00
Oct. 2001                           22107.00            31063.00            20600.00            26952.00            21431.00
Nov. 2001                           23497.00            33446.00            20316.00            28043.00            22299.00
Dec. 2001                           23902.00            33735.00            20198.00            28122.00            22375.00

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return              Cumulative Total Return
                                                                                    Since++
         Periods Ending December 31, 2001            1 Year    5 Year   10 Year   May 1, 1999        5 Year         10 Year
S&P 500 Index*                                       -11.88%   10.70%    12.93%        -4.32%         66.24%        237.35%
Salomon Brothers Broad Investment Grade Bond Index*    8.52%    7.44%     7.28%         7.16%         43.14%        101.98%
Customized Index+*                                    -3.68%    9.82%    10.89%         0.52%         59.17%        181.22%
Combined Index++++*                                   -3.68%    6.80%     8.39%         0.52%         38.97%        123.75%
Income & Value Trust                                   0.98%    8.96%     9.10%         3.26%         53.59%        139.02%

 + The Customized Index represents 60% of the performance of the S&P 500 Index and 40% of the performance of the Salomon Brothers Broad Investment Grade Bond Index. The Customized Index was prepared by the adviser using Ibboston Associates Software and Data.
 ++ Current sub-adviser assignment became effective May 1, 1999.
++++ The Combined Index represents 32.5% of the return of the Wilshire 5000
     Index, 10% of the MSCI EAFE Index, 40% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index through April 30, 1999, and 60% of the returns of the S&P 500 Index and 40% of the returns of the Salomon Brothers Broad Investment Grade Bond Index from May 1, 1999 and thereafter. The Combined Index was prepared by the adviser using Ibboston Associates Software and Data.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Income & Value Trust returned 0.98%, outperforming the -3.68% return of the blend of 60% the S&P 500 Index and 40% of the Salomon Smith Barney Broad Investment Grade Bond Index.

ENVIRONMENT: In a global environment of slowing economic growth and falling interest rates, bonds outperformed stocks despite the equity market's fourth quarter rebound. Small-cap stocks outperformed large-cap stocks globally. In fixed income, high-grade corporate bonds largely outperformed government paper despite a deterioration in corporate credit quality. Our overweight in equities hurt performance, but the portfolio finished ahead of its benchmark. Stock selection in large-cap equities helped. The portfolio held a number of Financial, Food, Health Care and Specialty Retail stocks that provided strong results. Our small-cap holdings underperformed, as our emphasis on a number of companies in Technology-related industries hurt returns. The fixed income portion of the Trust's large exposure to corporate securities helped early in the year and hurt later. Our emphasis on intermediate-term securities was somewhat beneficial. The Trust's returns were also aided by our relatively small exposure to the investment-grade Telecommunications sector, and by an underweight in Mortgage-Backed securities. The terrorist attacks of September 11 postponed the recovery that we had anticipated. Results were pulled down by our overweighting in equities and increased exposure to cyclical stocks. However, our overweight in stocks, especially small-caps, was beneficial in the fourth quarter. We gradually raised our equity overweighting as the quarter progressed.

OUTLOOK: We anticipate an eventual return to economic growth. Reduced inventories, lower energy prices and the high level of mortgage refinancing point to a stronger economy in 2002. We expect to overweight stocks given the likelihood of improving corporate profits and a deteriorating environment for bonds. Within equities, we expect to continue overweighting small-cap stocks, which tend to outperform early in an economic recovery.

                                       xliv

                                 BALANCED TRUST

INVESTMENT OBJECTIVE &   Current income and capital appreciation by investing in a
  POLICIES:              balanced portfolio of common stocks, U.S. and foreign
                         government obligations and a variety of corporate fixed
                         income securities.
SUB-ADVISER:             Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Rhonda Chang, Adrian Hussey, John McIntyre, Mark Schmeer,
                         Gary Stewart
INCEPTION DATE:          January 1, 1997*

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [BALANCED TRUST]

                                                                       LEHMAN             LEHMAN
                                                                      BROTHERS          BROTHERS IT
                                                                   AGGREGATE BOND    GOVERNMENT/CREDIT
                               BALANCED TRUST     S&P 500 INDEX         INDEX           BOND INDEX       COMBINED INDEX
                               --------------     -------------    --------------    -----------------   --------------
Dec. 1996                         10000.00          10000.00          10000.00            10000.00          10000.00
Jan. 1997                         10374.00          10625.00          10031.00            10039.00          10326.00
Feb. 1997                         10362.00          10708.00          10056.00            10058.00          10381.00
Mar. 1997                         10196.00          10268.00           9944.00             9989.00          10107.00
Apr. 1997                         10515.00          10881.00          10094.00            10107.00          10485.00
May. 1997                         10901.00          11543.00          10190.00            10190.00          10857.00
Jun. 1997                         11239.00          12081.00          10311.00            10283.00          11164.00
Jul. 1997                         11570.00          13021.00          10589.00            10492.00          11758.00
Aug. 1997                         11208.00          12291.00          10499.00            10439.00          11382.00
Sep. 1997                         11655.00          12965.00          10655.00            10561.00          11778.00
Oct. 1997                         11563.00          12532.00          10809.00            10678.00          11667.00
Nov. 1997                         11704.00          13112.00          10859.00            10701.00          11964.00
Dec. 1997                         11852.00          13338.00          10968.00            10787.00          12126.00
Jan. 1998                         12170.00          13486.00          11109.00            10928.00          12272.00
Feb. 1998                         12532.00          14459.00          11100.00            10919.00          12710.00
Mar. 1998                         12777.00          15199.00          11138.00            10954.00          13057.00
Apr. 1998                         12891.00          15352.00          11196.00            11009.00          13156.00
May. 1998                         12821.00          15088.00          11302.00            11090.00          13106.00
Jun. 1998                         12982.00          15701.00          11398.00            11160.00          13428.00
Jul. 1998                         12710.00          15534.00          11422.00            11200.00          13371.00
Aug. 1998                         12019.00          13288.00          11608.00            11375.00          12514.00
Sep. 1998                         12654.00          14139.00          11880.00            11661.00          13061.00
Oct. 1998                         13066.00          15289.00          11817.00            11649.00          13557.00
Nov. 1998                         13345.00          16216.00          11884.00            11648.00          14007.00
Dec. 1998                         13458.00          17150.00          11920.00            11695.00          14431.00
Jan. 1999                         13298.00          17867.00          12004.00            11759.00          14785.00
Feb. 1999                         12972.00          17311.00          11794.00            11586.00          14426.00
Mar. 1999                         13159.00          18004.00          11859.00            11673.00          14754.00
Apr. 1999                         13427.00          18700.00          11897.00            11709.00          15064.00
May. 1999                         13383.00          18259.00          11792.00            11619.00          14820.00
Jun. 1999                         13598.00          19272.00          11755.00            11627.00          15207.00
Jul. 1999                         13331.00          18671.00          11705.00            11617.00          14938.00
Aug. 1999                         13360.00          18578.00          11700.00            11626.00          14898.00
Sep. 1999                         13093.00          18069.00          11835.00            11734.00          14780.00
Oct. 1999                         13293.00          19213.00          11879.00            11765.00          15275.00
Nov. 1999                         13137.00          19603.00          11878.00            11779.00          15429.00
Dec. 1999                         13235.00          20757.00          11821.00            11740.00          15847.00
Jan. 2000                         12842.00          19715.00          11782.00            11696.00          15347.00
Feb. 2000                         13392.00          19342.00          11924.00            11792.00          15222.00
Mar. 2000                         14053.00          21234.00          12082.00            11915.00          16180.00
Apr. 2000                         13142.00          20595.00          12047.00            11888.00          15872.00
May. 2000                         12707.00          20173.00          12041.00            11907.00          15687.00
Jun. 2000                         13352.00          20669.00          12291.00            12116.00          16029.00
Jul. 2000                         13236.00          20347.00          12403.00            12208.00          15928.00
Aug. 2000                         14206.00          21610.00          12583.00            12352.00          16597.00
Sep. 2000                         13515.00          20469.00          12662.00            12465.00          16132.00
Oct. 2000                         13111.00          20383.00          12746.00            12522.00          16121.00
Nov. 2000                         11923.00          18777.00          12955.00            12692.00          15445.00
Dec. 2000                         12000.00          18867.00          13196.00            12926.00          15604.00
Jan. 2001                         12497.00          19537.00          13411.00            13138.00          16038.00
Feb. 2001                         11636.00          17755.00          13527.00            13263.00          15222.00
Mar. 2001                         10991.00          16631.00          13595.00            13365.00          14691.00
Apr. 2001                         11666.00          17923.00          13538.00            13330.00          15360.00
May. 2001                         11610.00          18043.00          13619.00            13405.00          15457.00
Jun. 2001                         11324.00          17605.00          13671.00            13454.00          15255.00
Jul. 2001                         11237.00          17432.00          13977.00            13734.00          15291.00
Aug. 2001                         10729.00          16341.00          14138.00            13872.00          14778.00
Sep. 2001                         10071.00          15021.00          14302.00            14074.00          14148.00
Oct. 2001                         10412.00          15308.00          14601.00            14308.00          14404.00
Nov. 2001                         10753.00          16482.00          14399.00            14165.00          15009.00
Dec. 2001                         10777.00          16624.00          14307.00            14087.00          15048.00


                                 CUSTOMIZED
                                    INDEX
                                 ----------
Dec. 1996                         10000.00
Jan. 1997                         10326.00
Feb. 1997                         10381.00
Mar. 1997                         10107.00
Apr. 1997                         10485.00
May. 1997                         10857.00
Jun. 1997                         11164.00
Jul. 1997                         11758.00
Aug. 1997                         11382.00
Sep. 1997                         11778.00
Oct. 1997                         11667.00
Nov. 1997                         11964.00
Dec. 1997                         12126.00
Jan. 1998                         12272.00
Feb. 1998                         12710.00
Mar. 1998                         13057.00
Apr. 1998                         13156.00
May. 1998                         13106.00
Jun. 1998                         13428.00
Jul. 1998                         13371.00
Aug. 1998                         12514.00
Sep. 1998                         13061.00
Oct. 1998                         13557.00
Nov. 1998                         14007.00
Dec. 1998                         14431.00
Jan. 1999                         14785.00
Feb. 1999                         14426.00
Mar. 1999                         14754.00
Apr. 1999                         15064.00
May. 1999                         14820.00
Jun. 1999                         15207.00
Jul. 1999                         14938.00
Aug. 1999                         14898.00
Sep. 1999                         14780.00
Oct. 1999                         15275.00
Nov. 1999                         15429.00
Dec. 1999                         15847.00
Jan. 2000                         15347.00
Feb. 2000                         15222.00
Mar. 2000                         16180.00
Apr. 2000                         15872.00
May. 2000                         15687.00
Jun. 2000                         16029.00
Jul. 2000                         15928.00
Aug. 2000                         16597.00
Sep. 2000                         16132.00
Oct. 2000                         16121.00
Nov. 2000                         15445.00
Dec. 2000                         15604.00
Jan. 2001                         16038.00
Feb. 2001                         15222.00
Mar. 2001                         14691.00
Apr. 2001                         15360.00
May. 2001                         15459.00
Jun. 2001                         15300.00
Jul. 2001                         15396.00
Aug. 2001                         15002.00
Sep. 2001                         14483.00
Oct. 2001                         14772.00
Nov. 2001                         15238.00
Dec. 2001                         15249.00

                              PERFORMANCE TABLE***

                                                                 Average Annual Total Return           Cumulative Total Return
                                                                         Since         Since*                   Since
Periods Ending December 31, 2001                             1 Year    Inception   April 30, 2001             Inception
S&P 500 Index**                                              -11.88%    10.70%         -7.24%                  66.24%
Lehman Brothers Aggregate Bond Index+**                        8.42%     7.43%          5.68%                  43.07%
Lehman Brothers IT Government/Credit Bond Index**              8.98%     7.09%          5.68%                  40.87%
Combined Index++**                                            -3.52%     8.52%         -1.99%                  50.48%
Customized Index++++**                                        -2.24%     8.80%         -0.68%                  52.49%
Balanced Trust                                               -10.19%     1.51%         -7.62%                   7.77%

  * Current sub-advisor assignment became effective April 30, 2001.
  + The Lehman Brothers Aggregate Bond Index was added to more accurately reflect the investment objective of the Balanced Trust.
 ++ The Combined Index represents 50% of the return of the S&P 500 Index and 50% of the return of the Lehman Brothers Aggregate Bond Index through December 31, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers Intermediate Term Government/Credit Bond Index from January 1, 2000 and thereafter. The Combined Index was prepared using Ibbotson Associates Software and Data. This index was added to more accurately reflect the investment objective of the Balanced Trust.
 ++++ The Customized Index represents 50% of the return of the S&P 500 Index and
      50% of the return of the Lehman Brothers Aggregate Bond Index through December 31, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers Intermediate Term Government/Credit Bond Index from January 1, 2000 through April 30, 2001. As of May 1, 2001, the index represents 50% of the return of the S&P 500 Index and 50% of the return of the Lehman Brothers Aggregate Bond Index. The Customized Index was prepared using Ibbotson Associates Software and Data.
 ** All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
*** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Balanced Trust returned -10.19%, underperforming the -2.24% return of the blend of 50% S&P 500 Index/50% Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: The year 2001 was a poor one for stocks. The S&P 500 Index returned -11.88% despite a fourth quarter rally. Weakness was precipitated by poor economic growth, which became evident in the first half of the year. The terrorist attacks of September 11 produced a selling climax. Technology was volatile, Merchandising was strong while the Electric Utility sector was weak. The yield curve steepened during the year, with short rates falling the most and the 30-year Treasury rate basically unchanged. The Federal Reserve lowered rates by a total of 4.75% in an ongoing attempt to revive the weakening economy. Towards year-end, there were signs that the economy was beginning to stabilize. The Trust purchased stocks at times of price weakness in 2001. While the decision to overallocate to equities was prudent, the negative performance of the actual selected securities caused the Trust to underperform.

OUTLOOK: We expect the economy will recover early in 2002, with interest rates generally moving higher and higher yielding bonds performing well over the intermediate term. Stocks generally bottom 4 to 5 months before the end of a recession and return on average 25% in the first 2 calendar quarters of the recovery. The Trust will maintain a slight overweight position in equities.

                                       xlv

                                HIGH YIELD TRUST

INVESTMENT OBJECTIVE &   To realize an above average total return over a market cycle
  POLICIES:              of 3 to 5 years, consistent with reasonable risk by
                         investing the portfolio's assets primarily in high yield
                         debt securities, including corporate bonds and other fixed income securities. The portfolio's average weighted maturity for the securities that it purchases will be greater than 5 years. The portfolio may invest in foreign fixed income
                         securities, including emerging markets securities.
SUBADVISER:              Miller Anderson & Sherrerd, LLP
PORTFOLIO MANAGER:       Stephen F. Esser, Gordon Loery, Deanna L. Loughnane and
                         Christian G. Roth.
DATE:                    January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [HIGH YIELD TRUST LINE GRAPH]

                                                                                                   CSFB GLOBAL HIGH YIELD BOND
                                                                      HIGH YIELD TRUST                        INDEX
                                                                      ----------------             ---------------------------
Dec. 1996                                                                 10000.00                           10000.00
Jan. 1997                                                                 10058.00                           10073.00
Feb. 1997                                                                 10144.00                           10262.00
Mar. 1997                                                                  9904.00                           10147.00
Apr. 1997                                                                 10144.00                           10240.00
May 1997                                                                  10392.00                           10446.00
Jun. 1997                                                                 10576.00                           10588.00
Jul. 1997                                                                 10944.00                           10812.00
Aug. 1997                                                                 10912.00                           10870.00
Sep. 1997                                                                 11136.00                           11086.00
Oct. 1997                                                                 11032.00                           11085.00
Nov. 1997                                                                 11138.00                           11163.00
Dec. 1997                                                                 11268.00                           11265.00
Jan. 1998                                                                 11443.00                           11456.00
Feb. 1998                                                                 11575.00                           11546.00
Mar. 1998                                                                 11725.00                           11604.00
Apr. 1998                                                                 11780.00                           11691.00
May 1998                                                                  11722.00                           11726.00
Jun. 1998                                                                 11747.00                           11750.00
Jul. 1998                                                                 11864.00                           11832.00
Aug. 1998                                                                 10922.00                           11029.00
Sep. 1998                                                                 10981.00                           11028.00
Oct. 1998                                                                 10831.00                           10808.00
Nov. 1998                                                                 11589.00                           11356.00
Dec. 1998                                                                 11581.00                           11330.00
Jan. 1999                                                                 11698.00                           11437.00
Feb. 1999                                                                 11654.00                           11413.00
Mar. 1999                                                                 11869.00                           11517.00
Apr. 1999                                                                 12326.00                           11771.00
May 1999                                                                  12012.00                           11644.00
Jun. 1999                                                                 12056.00                           11650.00
Jul. 1999                                                                 12083.00                           11656.00
Aug. 1999                                                                 11993.00                           11552.00
Sep. 1999                                                                 12047.00                           11463.00
Oct. 1999                                                                 12074.00                           11407.00
Nov. 1999                                                                 12370.00                           11562.00
Dec. 1999                                                                 12508.00                           11702.00
Jan. 2000                                                                 12449.00                           11655.00
Feb. 2000                                                                 12556.00                           11727.00
Mar. 2000                                                                 12411.00                           11551.00
Apr. 2000                                                                 12373.00                           11534.00
May 2000                                                                  12080.00                           11350.00
Jun. 2000                                                                 12343.00                           11604.00
Jul. 2000                                                                 12266.00                           11713.00
Aug. 2000                                                                 12393.00                           11791.00
Sep. 2000                                                                 12119.00                           11683.00
Oct. 2000                                                                 11641.00                           11320.00
Nov. 2000                                                                 10967.00                           10874.00
Dec. 2000                                                                 11387.00                           11092.00
Jan. 2001                                                                 12150.00                           11757.00
Feb. 2001                                                                 12188.00                           11875.00
Mar. 2001                                                                 11680.00                           11640.00
Apr. 2001                                                                 11363.00                           11519.00
May 2001                                                                  11460.00                           11749.00
Jun. 2001                                                                 11112.00                           11567.00
Jul. 2001                                                                 11112.00                           11691.00
Aug. 2001                                                                 11210.00                           11855.00
Sep. 2001                                                                 10404.00                           11107.00
Oct. 2001                                                                 10491.00                           11360.00
Nov. 2001                                                                 10818.00                           11727.00
Dec. 2001                                                                 10763.00                           12407.00

                              PERFORMANCE TABLE**

                                                            Average Annual Total Return            Cumulative Total Return
                                                                               Since                        Since
Periods Ending December 31, 2001                            1 Year           Inception                    Inception
CSFB Global High Yield Bond Index*                          11.85%             4.41%                       24.07%
High Yield Trust                                            -5.48%             1.48%                        7.63%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the High Yield Trust returned -5.48%, underperforming the 11.85% return of the CSFB High Yield Index.

ENVIRONMENT: The high yield market experienced a very volatile year. January was one of the highest returning months ever (+6%), led by the Federal Reserve's initial reduction in the Fed funds rate and strong investment flows into high yield bonds. The rally stopped near the end of February as a declining economy, continued trouble in Telecommunications and a rising default rate overrode the Fed's continued easing. Furthermore, September was one of the high yield market's worst months ever after the events of September 11th. Finally, rising equity markets and strong flows into high yield bonds resumed in October and continued through November, and the market regained much of the loss experienced in September. Our poor performance was due largely to our overweight to fixed-line Telecommunications as this sector declined by more than 40% for the year. This sector was hit hard by a large number of defaults triggered by lower revenue growth and cash flow problems. Performance was also hurt by our security selection in the Transportation sector and our overweight to the Cable sector. However, we had good security selection in the Finance, Retail and Forest Products sectors. In addition, our overweight to Health Care added to results as that sector was one of the strongest performers.

OUTLOOK: Our research into the relationship between yield spreads and likely default scenarios leads us to the conclusion that high yield bonds represent excellent value, making us optimistic about future results. In addition, we believe that the high degree of monetary and fiscal policy moves that have already been implemented will work and bring the economy back to more normal growth levels. This should lead the high yield market back on the path of strong returns. We feel the Trust is well positioned for the current environment and look forward to the coming year.

                                       xlvi

                              STRATEGIC BOND TRUST

INVESTMENT OBJECTIVE     To seek a high level of total return consistent with
  & POLICIES:            preservation of capital by investing the portfolio's assets among five segments of the fixed income market: (i) United
                         States government obligations, (ii) investment-grade
                         domestic corporate fixed income securities, (iii) high
                         yield, high risk corporate fixed income securities (commonly called "junk bonds"), (iv) mortgage-backed securities and
                         (v) investment-grade and high yield international fixed
                         income securities. Salomon Brothers Asset Management (SaBAM)
                         Inc. will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from investment in these securities without incurring undue risks to
                         principal value. In pursuing its objective, the portfolio
                         may invest without limitation in high yield, high risk
                         securities.
SUBADVISER:              Salomon Brothers Asset Management Inc
PORTFOLIO MANAGER:       Roger M. Lavan, David J. Scott and Peter J. Wilby
INCEPTION DATE:          February 19, 1993

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES STRATEGIC BOND TRUST

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                    STRATEGIC BOND TRUST                      INDEX
                                                                    --------------------          ------------------------------
Feb. 1993                                                                 10000.00                           10000.00
                                                                          10050.00                           10042.00
                                                                          10080.00                           10112.00
                                                                          10150.00                           10125.00
                                                                          10400.00                           10309.00
                                                                          10460.00                           10367.00
                                                                          10550.00                           10549.00
                                                                          10560.00                           10577.00
                                                                          10760.00                           10617.00
                                                                          10760.00                           10526.00
Dec. 1993                                                                 10880.00                           10583.00
                                                                          11050.00                           10726.00
                                                                          10820.00                           10539.00
                                                                          10440.00                           10279.00
                                                                          10372.00                           10197.00
                                                                          10393.00                           10196.00
                                                                          10383.00                           10173.00
                                                                          10403.00                           10376.00
                                                                          10414.00                           10388.00
                                                                          10445.00                           10236.00
                                                                          10424.00                           10226.00
                                                                          10383.00                           10204.00
Dec. 1994                                                                 10228.00                           10274.00
                                                                          10207.00                           10478.00
                                                                          10290.00                           10727.00
                                                                          10300.00                           10792.00
                                                                          10710.00                           10944.00
                                                                          11154.00                           11367.00
                                                                          11284.00                           11450.00
                                                                          11360.00                           11425.00
                                                                          11436.00                           11563.00
                                                                          11620.00                           11675.00
                                                                          11706.00                           11827.00
                                                                          11912.00                           12004.00
Dec. 1995                                                                 12194.00                           12173.00
                                                                          12651.00                           12253.00
                                                                          12464.00                           12040.00
                                                                          12475.00                           11955.00
                                                                          12640.00                           11888.00
                                                                          12745.00                           11865.00
                                                                          12886.00                           12024.00
                                                                          12979.00                           12056.00
                                                                          13155.00                           12036.00
                                                                          13576.00                           12245.00
                                                                          13893.00                           12517.00
                                                                          13939.00                           12731.00
Dec. 1996                                                                 13986.00                           12613.00
                                                                          14126.00                           12652.00
                                                                          14302.00                           12683.00
                                                                          14056.00                           12542.00
                                                                          14205.00                           12731.00
                                                                          14531.00                           12852.00
                                                                          14731.00                           13004.00
                                                                          15120.00                           13356.00
                                                                          15082.00                           13242.00
                                                                          15371.00                           13438.00
                                                                          15170.00                           13633.00
                                                                          15346.00                           13696.00
Dec. 1997                                                                 15521.00                           13834.00
                                                                          15684.00                           14011.00
                                                                          15797.00                           14000.00
                                                                          15910.00                           14047.00
                                                                          15952.00                           14120.00
                                                                          15952.00                           14255.00
                                                                          15926.00                           14376.00
                                                                          15979.00                           14406.00
                                                                          14946.00                           14641.00
                                                                          15402.00                           14983.00
                                                                          15362.00                           14904.00
                                                                          15738.00                           14989.00
Dec. 1998                                                                 15724.00                           15034.00
                                                                          15710.00                           15141.00
                                                                          15589.00                           14876.00
                                                                          15816.00                           14957.00
                                                                          16057.00                           15005.00
                                                                          15768.00                           14873.00
                                                                          15782.00                           14826.00
                                                                          15739.00                           14763.00
                                                                          15595.00                           14756.00
                                                                          15754.00                           14927.00
                                                                          15796.00                           14982.00
                                                                          15926.00                           14981.00
Dec. 1999                                                                 16074.00                           14909.00
                                                                          16002.00                           14860.00
                                                                          16218.00                           15040.00
                                                                          16377.00                           15238.00
                                                                          16218.00                           15194.00
                                                                          16075.00                           15186.00
                                                                          16422.00                           15502.00
                                                                          16596.00                           15643.00
                                                                          16802.00                           15870.00
                                                                          16755.00                           15970.00
                                                                          16676.00                           16076.00
                                                                          16881.00                           16339.00
Dec. 2000                                                                 17245.00                           16643.00
                                                                          17496.00                           16914.00
                                                                          17638.00                           17062.00
                                                                          17654.00                           17147.00
                                                                          17569.00                           17075.00
                                                                          17671.00                           17177.00
                                                                          17689.00                           17243.00
                                                                          18013.00                           17629.00
                                                                          18234.00                           17831.00
                                                                          18148.00                           18038.00
                                                                          18508.00                           18415.00
                                                                          18338.00                           18161.00
Dec. 2001                                                                 18338.00                           18045.00

                              PERFORMANCE TABLE**

                                                          Average Annual Total Return             Cumulative Total Return
                                                                               Since                              Since
            Periods Ending December 31, 2001              1 Year   5 Year    Inception             5 Year       Inception
Lehman Brothers Aggregate Bond Index*                     8.42%     7.43%      6.91%              43.07%          80.45%
Strategic Bond Trust                                      6.24%     5.57%      7.08%              31.12%          83.38%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Strategic Bond Trust returned 6.24%, underperforming the 8.42% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: Overall, the performance of the U.S. investment-grade fixed income market over the past year was quite strong. Short-term Treasuries were some of the stronger performers as a result of the Fed's aggressive activity. However, lower credit quality issues such as those in the U.S. high yield market struggled. Emerging market debt generally performed poorly amid high volatility and Argentina's continued fiscal and political turmoil. During the year, we maintained a defensive asset allocation, with roughly 50% of assets in U.S. investment grade bonds, 20% or less in high yield, 20% or less in emerging markets bonds and 10% or less in cash. The Trust underperformed primarily due to its allocations to high yield securities despite the fact that securities in the poor performing Telecommunication sector were largely avoided. We believe valuations for U.S. high-yield securities are still attractive. However, we remain cautious, as we believe that the longer-term positive effects of any future interest-rate cuts from the Fed will be offset by concerns about defaults, disappointing corporate profitability and the poor state of the U.S. and global economies. We believe credit risk remains uncertain for most emerging market countries, as worldwide political turmoil unfolds.

OUTLOOK: We continue to pursue a conservative investment strategy. We have reduced our exposure to credit risk and market risk. We plan to increase our allocation to high yield bonds and emerging debt as the economy recovers, as we expect it will in mid-2002.

                                      xlvii

                               GLOBAL BOND TRUST

INVESTMENT OBJECTIVE &   To seek maximum total return consistent with preservation of
  POLICIES:              capital and prudent investment management by investing
                         primarily in fixed income securities denominated in major
                         foreign currencies, baskets of foreign currencies (such as the euro) and the U.S. dollar.
SUBADVISER:              Pacific Investment Management Company
PORTFOLIO MANAGER:       Michael R. Asay
INCEPTION DATE:          March 18, 1988++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [GLOBAL BOND TRUST]

                                                                                                  JP MORGAN GLOBAL UNHEDGED BOND
                                                                     GLOBAL BOND TRUST                        INDEX
                                                                     -----------------            ------------------------------
Dec. 1991                                                                 10000.00                           10000.00
Jan. 1992                                                                  9798.00                            9804.00
Feb. 1992                                                                  9798.00                            9776.00
Mar. 1992                                                                  9705.00                            9686.00
Apr. 1992                                                                  9735.00                            9766.00
May 1992                                                                   9998.00                           10043.00
Jun. 1992                                                                 10236.00                           10318.00
Jul. 1992                                                                 10432.00                           10545.00
Aug. 1992                                                                 10596.00                           10825.00
Sep. 1992                                                                 10416.00                           10814.00
Oct. 1992                                                                 10285.00                           10544.00
Nov. 1992                                                                 10064.00                           10357.00
Dec. 1992                                                                 10228.00                           10455.00
Jan. 1993                                                                 10466.00                           10632.00
Feb. 1993                                                                 10744.00                           10803.00
Mar. 1993                                                                 10851.00                           10970.00
Apr. 1993                                                                 11060.00                           11170.00
May 1993                                                                  11165.00                           11240.00
Jun. 1993                                                                 11236.00                           11249.00
Jul. 1993                                                                 11454.00                           11253.00
Aug. 1993                                                                 12004.00                           11586.00
Sep. 1993                                                                 11925.00                           11709.00
Oct. 1993                                                                 12065.00                           11703.00
Nov. 1993                                                                 11855.00                           11618.00
Dec. 1993                                                                 12169.00                           11737.00
Jan. 1994                                                                 12440.00                           11847.00
Feb. 1994                                                                 11995.00                           11717.00
Mar. 1994                                                                 11715.00                           11663.00
Apr. 1994                                                                 11626.00                           11653.00
May 1994                                                                  11314.00                           11557.00
Jun. 1994                                                                 11314.00                           11694.00
Jul. 1994                                                                 11470.00                           11804.00
Aug. 1994                                                                 11387.00                           11773.00
Sep. 1994                                                                 11415.00                           11831.00
Oct. 1994                                                                 11764.00                           12008.00
Nov. 1994                                                                 11460.00                           11857.00
Dec. 1994                                                                 11470.00                           11884.00
Jan. 1995                                                                 11561.00                           12125.00
Feb. 1995                                                                 11828.00                           12437.00
Mar. 1995                                                                 12132.00                           13070.00
Apr. 1995                                                                 12431.00                           13278.00
May 1995                                                                  12760.00                           13649.00
Jun. 1995                                                                 12760.00                           13733.00
Jul. 1995                                                                 12994.00                           13798.00
Aug. 1995                                                                 13052.00                           13414.00
Sep. 1995                                                                 13275.00                           13716.00
Oct. 1995                                                                 13469.00                           13850.00
Nov. 1995                                                                 13799.00                           14006.00
Dec. 1995                                                                 14129.00                           14179.00
Jan. 1996                                                                 14167.00                           14033.00
Feb. 1996                                                                 14041.00                           13952.00
Mar. 1996                                                                 14061.00                           13931.00
Apr. 1996                                                                 14197.00                           13879.00
May 1996                                                                  14315.00                           13893.00
Jun. 1996                                                                 14507.00                           14014.00
Jul. 1996                                                                 14646.00                           14272.00
Aug. 1996                                                                 14848.00                           14332.00
Sep. 1996                                                                 15179.00                           14411.00
Oct. 1996                                                                 15627.00                           14696.00
Nov. 1996                                                                 16011.00                           14906.00
Dec. 1996                                                                 15968.00                           14802.00
Jan. 1997                                                                 15585.00                           14432.00
Feb. 1997                                                                 15574.00                           14332.00
Mar. 1997                                                                 15446.00                           14223.00
Apr. 1997                                                                 15551.00                           14144.00
May 1997                                                                  15680.00                           14477.00
Jun. 1997                                                                 15925.00                           14643.00
Jul. 1997                                                                 15971.00                           14588.00
Aug. 1997                                                                 15844.00                           14571.00
Sep. 1997                                                                 16241.00                           14894.00
Oct. 1997                                                                 16230.00                           15210.00
Nov. 1997                                                                 16266.00                           15028.00
Dec. 1997                                                                 16441.00                           15011.00
Jan. 1998                                                                 16663.00                           15161.00
Feb. 1998                                                                 16733.00                           15273.00
Mar. 1998                                                                 16768.00                           15159.00
Apr. 1998                                                                 16867.00                           15392.00
May 1998                                                                  16881.00                           15458.00
Jun. 1998                                                                 16649.00                           15502.00
Jul. 1998                                                                 16649.00                           15544.00
Aug. 1998                                                                 16391.00                           15973.00
Sep. 1998                                                                 17242.00                           16806.00
Oct. 1998                                                                 17461.00                           17183.00
Nov. 1998                                                                 17281.00                           16989.00
Dec. 1998                                                                 17694.00                           17308.00
Jan. 1999                                                                 17540.00                           17166.00
Feb. 1999                                                                 16960.00                           16593.00
Mar. 1999                                                                 16844.00                           16634.00
Apr. 1999                                                                 16984.00                           16629.00
May 1999                                                                  16585.00                           16337.00
Jun. 1999                                                                 16228.00                           16064.00
Jul. 1999                                                                 16542.00                           16417.00
Aug. 1999                                                                 16570.00                           16460.00
Sep. 1999                                                                 16755.00                           16697.00
Oct. 1999                                                                 16784.00                           16677.00
Nov. 1999                                                                 16514.00                           16478.00
Dec. 1999                                                                 16514.00                           16431.00
Jan. 2000                                                                 16058.00                           16107.00
Feb. 2000                                                                 16029.00                           16026.00
Mar. 2000                                                                 16414.00                           16493.00
Apr. 2000                                                                 15908.00                           15991.00
May 2000                                                                  15937.00                           16108.00
Jun. 2000                                                                 16407.00                           16499.00
Jul. 2000                                                                 16187.00                           16240.00
Aug. 2000                                                                 16098.00                           16124.00
Sep. 2000                                                                 16069.00                           16091.00
Oct. 2000                                                                 15834.00                           15900.00
Nov. 2000                                                                 16099.00                           16229.00
Dec. 2000                                                                 16789.00                           16813.00
Jan. 2001                                                                 16863.00                           16801.00
Feb. 2001                                                                 16863.00                           16806.00
Mar. 2001                                                                 16275.00                           16338.00
Apr. 2001                                                                 16304.00                           16272.00
May 2001                                                                  16231.00                           16225.00
Jun. 2001                                                                 16025.00                           16079.00
Jul. 2001                                                                 16525.00                           16486.00
Aug. 2001                                                                 17186.00                           17104.00
Sep. 2001                                                                 17333.00                           17225.00
Oct. 2001                                                                 17569.00                           17380.00
Nov. 2001                                                                 17290.00                           17123.00
Dec. 2001                                                                 16874.00                           16678.00

                              PERFORMANCE TABLE**

                                                        Average Annual Total Return                  Cumulative Total Return
                                                                                Since++
Periods Ending December 31, 2001                  1 Year   5 Year   10 Year   May 1, 1999            5 Year         10 Year
JP Morgan Global Unhedged Bond Index*             -0.80%   2.42%     5.25%       0.11%               12.67%          66.78%
Global Bond Trust                                  0.53%   1.11%     5.37%      -0.26%                5.68%          68.74%

 ++ Current sub-adviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Global Bond Trust returned 0.53%, outperforming the -0.80% return of the J.P. Morgan Global Unhedged Bond Index.

ENVIRONMENT: Global bonds were among the best-performing investments in 2001, as slower growth drove bond yields lower. Sour news dominated 2001 economic headlines amid a global economic slowdown. Short-term rates fell to levels not seen since the 1960s, as central banks slashed overnight rates to prop up ailing economies. In the United States, the Federal Reserve cut rates 11 times over the year by a total of 4.75%. The European Central Bank reduced rates by 1.5%, while the Bank of England cut rates by 2.0%. Weaker consumer and business confidence, lower capacity utilization and higher unemployment led to decreasing inflationary prospects worldwide. By the fourth quarter, however, hopes that rate cuts were finally taking effect and the global economy had reached a bottom caused bond markets to give back some of their earlier gains.

OUTLOOK: The global economy will rebound only modestly over the next year, with the United States as the main engine of growth, with modest real GDP growth of 2.0% to 2.5%. In Europe, recovery will be more tepid while Japan will see continued contraction in growth and further deflation.

                                      xlviii

                               TOTAL RETURN TRUST

INVESTMENT OBJECTIVE &   To seek maximum total return, consistent with preservation
  POLICIES:              of capital and prudent investment management by investing at least 65% of the portfolio's total assets in a diversified portfolio of fixed income securities of varying maturities.
                         The average portfolio duration will normally vary within a
                         3- to 6-year time frame based on Pacific Investment
                         Management Company's (PIMCO) forecast for interest rates.
SUBADVISER:              Pacific Investment Management Company
PORTFOLIO MANAGER:       William H. Gross
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [TOTAL RETURN TRUST]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                     TOTAL RETURN TRUST                       INDEX
                                                                     ------------------           ------------------------------
Apr. 1999                                                                 10000.00                           10000.00
May 1999                                                                   9928.00                            9912.00
Jun. 1999                                                                  9896.00                            9880.00
Jul. 1999                                                                  9840.00                            9839.00
Aug. 1999                                                                  9824.00                            9834.00
Sep. 1999                                                                  9928.00                            9948.00
Oct. 1999                                                                  9936.00                            9985.00
Nov. 1999                                                                  9968.00                            9984.00
Dec. 1999                                                                  9896.00                            9936.00
Jan. 2000                                                                  9776.00                            9903.00
Feb. 2000                                                                  9849.00                           10023.00
Mar. 2000                                                                 10049.00                           10155.00
Apr. 2000                                                                 10032.00                           10126.00
May 2000                                                                  10024.00                           10121.00
Jun. 2000                                                                 10213.00                           10331.00
Jul. 2000                                                                 10303.00                           10425.00
Aug. 2000                                                                 10467.00                           10577.00
Sep. 2000                                                                 10475.00                           10643.00
Oct. 2000                                                                 10565.00                           10713.00
Nov. 2000                                                                 10778.00                           10889.00
Dec. 2000                                                                 10934.00                           11091.00
Jan. 2001                                                                 11049.00                           11272.00
Feb. 2001                                                                 11147.00                           11370.00
Mar. 2001                                                                 11196.00                           11427.00
Apr. 2001                                                                 11107.00                           11379.00
May. 2001                                                                 11123.00                           11447.00
Jun. 2001                                                                 11140.00                           11490.00
Jul. 2001                                                                 11506.00                           11748.00
Aug. 2001                                                                 11634.00                           11883.00
Sep. 2001                                                                 11856.00                           12021.00
Oct. 2001                                                                 12078.00                           12272.00
Nov. 2001                                                                 11908.00                           12103.00
Dec. 2001                                                                 11884.00                           12026.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2001                              1 Year            Inception                    Inception
Lehman Brothers Aggregate Bond Index*                          8.42%              7.16%                       20.26%
Total Return Trust                                             8.28%              6.69%                       18.84%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Total Return Trust returned 8.28%, underperforming the 8.42% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: Fixed income assets were among the best-performing investments in an otherwise volatile and disappointing year. The Federal Reserve lowered interest rates 11 times by a total of 4.75%. Seeking to revive the flagging U.S. economy and calm the markets after the terrorist attacks, the central bank drove the Federal funds rate to its lowest level in 40 years. The Fed action fueled a strong rally on the short end of the yield curve. Two-year Treasury yields fell by more than 2.0%, closing at 3.0%, while the 10-year Treasury yield held firm, finishing the year at 5.05%, down slightly. Most fixed income sectors provided positive total returns in 2001. The best performers were short/intermediate maturity Treasuries and corporate bonds. Despite the superior performance of corporates overall, rising defaults and bankruptcies indicated that many companies continued to struggle with high debt levels, overcapacity and declining profit margins. High-grade corporates outpaced Treasuries and mortgages. Mortgages continued to offer attractive yield premiums but the sector modestly lagged Treasures on a duration-adjusted basis. Heightened market volatility detracted from mortgage returns relative to like-duration Treasuries. Emerging market returns were split, with poor performance by Argentina countering the healthy gains posted by most other countries. Treasuries, especially short maturities, outpaced most non-U.S. developed markets.

OUTLOOK: The global economy will continue to rely on the United States as the main engine of growth. We expect the U.S. economy to rebound and settle into modest growth (2.0% to 2.5%). In Europe, recovery is expected to be more tepid, while Japan should see more economic contraction. We expect modest disinflation in the United States and Europe, and continued deflation in Japan. Tame inflation and modest growth should result in less volatile financial markets and steadier interest rates. We will increase exposure to assets with attractive yield premiums, including mortgages and corporate and emerging market bonds. Attractive valuations and improving credit fundamentals present opportunities to increase our investment grade corporate allocation and selectively add to high yield positions.

                                       xlix

                         INVESTMENT QUALITY BOND TRUST

INVESTMENT OBJECTIVE     To provide a high level of current income consistent with
  & POLICIES:            the maintenance of principal and liquidity by investing
                         primarily in a diversified portfolio of investment-grade
                         corporate bonds and U.S. Government bonds with
                         intermediate -- long-term maturities. At least 65% of the
                         portfolio's assets will be invested in (i) fixed income
                         securities of U.S. and foreign issuers (payable in U.S.
                         dollars) rated A or better by Moody's or Standard & Poor's
                         (or, if unrated, of comparable quality), (ii) U.S.
                         government securities and (iii) cash and cash equivalents.
                         The portfolio may also invest up to 20% of its assets in
                         domestic and foreign high yield corporate and government
                         fixed income securities, commonly known as "junk bonds".
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Thomas L. Pappas
INCEPTION DATE:          June 18, 1985++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES INVESTMENT QUALITY BOND TRUST

                                                 INVESTMENT QUALITY BOND    LEHMAN BROTHERS AGGREGATE
                                                          TRUST                    BOND INDEX             CUSTOMIZED BENCHMARK
                                                 -----------------------    -------------------------     --------------------
Dec. 1991                                               10000.00                    10000.00                    10000.00
                                                         9832.00                     9864.00                     9860.00
                                                         9912.00                     9928.00                     9927.00
                                                         9841.00                     9873.00                     9876.00
                                                         9888.00                     9944.00                     9932.00
                                                        10128.00                    10132.00                    10134.00
                                                        10267.00                    10271.00                    10285.00
                                                        10516.00                    10481.00                    10552.00
                                                        10609.00                    10587.00                    10641.00
                                                        10738.00                    10713.00                    10781.00
                                                        10562.00                    10570.00                    10607.00
                                                        10562.00                    10572.00                    10606.00
Dec. 1992                                               10719.00                    10740.00                    10793.00
                                                        10960.00                    10947.00                    11034.00
                                                        11173.00                    11138.00                    11271.00
                                                        11247.00                    11185.00                    11309.00
                                                        11306.00                    11263.00                    11396.00
                                                        11306.00                    11278.00                    11397.00
                                                        11530.00                    11482.00                    11662.00
                                                        11579.00                    11548.00                    11739.00
                                                        11813.00                    11750.00                    12016.00
                                                        11861.00                    11781.00                    12053.00
                                                        11900.00                    11825.00                    12106.00
                                                        11735.00                    11724.00                    11966.00
Dec. 1993                                               11793.00                    11788.00                    12024.00
                                                        11949.00                    11947.00                    12223.00
                                                        11658.00                    11739.00                    11949.00
                                                        11317.00                    11449.00                    11631.00
                                                        11195.00                    11357.00                    11529.00
                                                        11185.00                    11356.00                    11500.00
                                                        11165.00                    11331.00                    11472.00
                                                        11369.00                    11557.00                    11723.00
                                                        11389.00                    11571.00                    11732.00
                                                        11216.00                    11401.00                    11540.00
                                                        11186.00                    11390.00                    11523.00
                                                        11156.00                    11365.00                    11504.00
Dec. 1994                                               11247.00                    11444.00                    11586.00
                                                        11452.00                    11670.00                    11817.00
                                                        11707.00                    11948.00                    12115.00
                                                        11789.00                    12021.00                    12203.00
                                                        11967.00                    12189.00                    12386.00
                                                        12458.00                    12661.00                    12927.00
                                                        12557.00                    12753.00                    13035.00
                                                        12513.00                    12725.00                    12981.00
                                                        12665.00                    12879.00                    13162.00
                                                        12796.00                    13004.00                    13303.00
                                                        13014.00                    13173.00                    13490.00
                                                        13221.00                    13371.00                    13724.00
Dec. 1995                                               13440.00                    13558.00                    13935.00
                                                        13505.00                    13648.00                    14023.00
                                                        13233.00                    13410.00                    13713.00
                                                        13124.00                    13316.00                    13598.00
                                                        13011.00                    13242.00                    13498.00
                                                        12976.00                    13215.00                    13475.00
                                                        13138.00                    13392.00                    13661.00
                                                        13172.00                    13428.00                    13691.00
                                                        13149.00                    13406.00                    13654.00
                                                        13392.00                    13639.00                    13912.00
                                                        13658.00                    13942.00                    14255.00
                                                        13925.00                    14180.00                    14531.00
Dec. 1996                                               13786.00                    14048.00                    14357.00
                                                        13820.00                    14092.00                    14374.00
                                                        13855.00                    14127.00                    14414.00
                                                        13680.00                    13970.00                    14226.00
                                                        13906.00                    14180.00                    14436.00
                                                        14031.00                    14314.00                    14580.00
                                                        14218.00                    14485.00                    14766.00
                                                        14667.00                    14876.00                    15246.00
                                                        14492.00                    14749.00                    15056.00
                                                        14730.00                    14968.00                    15300.00
                                                        14905.00                    15185.00                    15530.00
                                                        14980.00                    15255.00                    15614.00
Dec. 1997                                               15130.00                    15409.00                    15778.00
                                                        15391.00                    15606.00                    15989.00
                                                        15367.00                    15593.00                    15965.00
                                                        15416.00                    15646.00                    16018.00
                                                        15485.00                    15728.00                    16104.00
                                                        15643.00                    15877.00                    16283.00
                                                        15762.00                    16012.00                    16436.00
                                                        15801.00                    16046.00                    16441.00
                                                        15934.00                    16307.00                    16694.00
                                                        16396.00                    16689.00                    17190.00
                                                        16263.00                    16600.00                    17028.00
                                                        16382.00                    16695.00                    17192.00
Dec. 1998                                               16448.00                    16745.00                    17237.00
                                                        16566.00                    16864.00                    17373.00
                                                        16183.00                    16569.00                    16959.00
                                                        16316.00                    16660.00                    17053.00
                                                        16390.00                    16713.00                    17097.00
                                                        16181.00                    16566.00                    16907.00
                                                        16112.00                    16513.00                    16846.00
                                                        16043.00                    16444.00                    16787.00
                                                        15986.00                    16436.00                    16767.00
                                                        16140.00                    16626.00                    16926.00
                                                        16154.00                    16688.00                    16979.00
                                                        16196.00                    16686.00                    16977.00
Dec. 1999                                               16154.00                    16606.00                    16877.00
                                                        16127.00                    16551.00                    16859.00
                                                        16307.00                    16752.00                    17057.00
                                                        16503.00                    16973.00                    17279.00
                                                        16409.00                    16923.00                    17179.00
                                                        16319.00                    16915.00                    17153.00
                                                        16650.00                    17267.00                    17522.00
                                                        16800.00                    17424.00                    17713.00
                                                        17025.00                    17677.00                    17959.00
                                                        17100.00                    17788.00                    18031.00
                                                        17144.00                    17905.00                    18127.00
                                                        17340.00                    18199.00                    18424.00
Dec. 2000                                               17671.00                    18537.00                    18787.00
                                                        18017.00                    18840.00                    19140.00
                                                        18243.00                    19004.00                    19333.00
                                                        18303.00                    19099.00                    19426.00
                                                        18166.00                    19018.00                    19292.00
                                                        18293.00                    19132.00                    19412.00
                                                        18309.00                    19205.00                    19505.00
                                                        18774.00                    19635.00                    19993.00
                                                        18983.00                    19861.00                    20250.00
                                                        18983.00                    20092.00                    20410.00
                                                        19431.00                    20511.00                    20927.00
                                                        19126.00                    20228.00                    20602.00
Dec. 2001                                               18970.00                    20099.00                    20444.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return             Cumulative Total Return
             Periods Ending December 31, 2001                1 Year    5 Year    10 Year              5 Year         10 Year
Lehman Brothers Aggregate Bond Index*                         8.42%     7.43%      7.23%              43.07%         100.99%
Customized Benchmark+*                                        8.82%     7.32%      7.41%              42.37%         104.44%
Investment Quality Bond Trust                                 7.33%     6.59%      6.61%              37.61%          89.70%

 + The Customized Benchmark is comprised of 50% of the return of the Lehman
   Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Investment Quality Bond Trust returned 7.33%, underperforming the 8.82% return of the blend of 50% Lehman Brothers Government Index/50% Lehman Brothers Corporate Index.

ENVIRONMENT: In 2001, the Federal Reserve aggressively reduced interest rates. The Fed funds rate fell by 4.75%, the largest one-year decline since 1958. The low interest rate environment led many income-oriented investors to demand more credit risk in order to realize their return targets. At the same time, economic uncertainty prompted other investors to flee the credit markets for the safety of Treasury bonds. The Trust's allocation to the Mortgage sector performed well considering that refinancing rates hit a new record high, while the Corporate sector outperformed Treasuries. However, the Trust's allocation to the High Yield sector detracted from performance, as investors preferred the relative safety of investment-grade credits. These tensions led to wide swings in yields in 2001. The yield curve steepened sharply in response to the Fed actions but the 10- and 30-year Treasury bond yields ended the year virtually unchanged. The Mortgage sector performed well considering that refinancing rates hit a new record high, while the Corporate sector outperformed Treasuries.

OUTLOOK: We believe market expectations for an economic recovery will become increasingly optimistic as we progress into 2002. The enormous fiscal and monetary stimulus should begin to reinvigorate the economy in the next few months, although the improvement is likely to be restrained and narrow. Further consumer weakness is one speed bump still in the road ahead, and until bank lending standards ease and corporate profitability returns, capital spending will be limited. As some pressure builds for interest rates to recognize this economic rebound and move modestly higher, high quality bonds, including Investment-grade Corporate bonds, Asset-backed securities, and Mortgage-backed securities, should also outperform Treasuries as yield spreads narrow. However, even these attractively priced sectors will find it difficult to repeat the 8%-10% total returns of 2001.

                                        l

                             DIVERSIFIED BOND TRUST

INVESTMENT OBJECTIVE     To seek as high a total return as is consistent with the
  & POLICIES:            conservation of capital by investing primarily in fixed
                         income securities, including up to 20% in non
                         investment-grade, fixed income securities.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGER:       James S. Baker, James R. Mulally and John W. Ressner
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES DIVERSIFIED BOND TRUST

                                                                                                SALOMON BROTHERS BROAD INVESTMENT
                                                                  DIVERSIFIED BOND TRUST                GRADE BOND INDEX
                                                                  ----------------------        ---------------------------------
Dec. 1991                                                                10000.00                           10000.00
                                                                          9878.00                            9872.00
                                                                          9963.00                            9936.00
                                                                          9869.00                            9884.00
                                                                          9990.00                            9959.00
                                                                         10140.00                           10141.00
                                                                         10210.00                           10285.00
                                                                         10498.00                           10489.00
                                                                         10508.00                           10605.00
                                                                         10628.00                           10729.00
                                                                         10548.00                           10590.00
                                                                         10628.00                           10594.00
Dec. 1992                                                                10738.00                           10759.00
                                                                         10887.00                           10976.00
                                                                         11036.00                           11163.00
                                                                         11125.00                           11206.00
                                                                         11131.00                           11295.00
                                                                         11183.00                           11302.00
                                                                         11339.00                           11517.00
                                                                         11381.00                           11582.00
                                                                         11599.00                           11780.00
                                                                         11610.00                           11820.00
                                                                         11693.00                           11857.00
                                                                         11610.00                           11757.00
Dec. 1993                                                                11704.00                           11823.00
                                                                         11913.00                           11983.00
                                                                         11704.00                           11784.00
                                                                         11413.00                           11492.00
                                                                         11389.00                           11405.00
                                                                         11422.00                           11404.00
                                                                         11333.00                           11380.00
                                                                         11555.00                           11597.00
                                                                         11644.00                           11609.00
                                                                         11488.00                           11442.00
                                                                         11554.00                           11431.00
                                                                         11410.00                           11400.00
Dec. 1994                                                                11487.00                           11486.00
                                                                         11609.00                           11724.00
                                                                         11843.00                           11999.00
                                                                         11987.00                           12068.00
                                                                         12170.00                           12234.00
                                                                         12510.00                           12719.00
                                                                         12639.00                           12808.00
                                                                         12791.00                           12783.00
                                                                         12884.00                           12930.00
                                                                         13048.00                           13051.00
                                                                         13083.00                           13226.00
                                                                         13317.00                           13432.00
Dec. 1995                                                                13563.00                           13618.00
                                                                         13704.00                           13710.00
                                                                         13622.00                           13477.00
                                                                         13610.00                           13380.00
                                                                         13632.00                           13281.00
                                                                         13682.00                           13273.00
                                                                         13782.00                           13444.00
                                                                         13670.00                           13481.00
                                                                         13733.00                           13462.00
                                                                         14045.00                           13696.00
                                                                         14270.00                           14004.00
                                                                         14631.00                           14235.00
Dec. 1996                                                                14518.00                           14110.00
                                                                         14681.00                           14165.00
                                                                         14717.00                           14181.00
                                                                         14517.00                           14037.00
                                                                         14777.00                           14238.00
                                                                         15093.00                           14372.00
                                                                         15368.00                           14543.00
                                                                         15835.00                           14937.00
                                                                         15588.00                           14809.00
                                                                         15959.00                           15026.00
                                                                         15932.00                           15243.00
                                                                         16069.00                           15314.00
Dec. 1997                                                                16178.00                           15471.00
                                                                         16356.00                           15670.00
                                                                         16659.00                           15659.00
                                                                         16934.00                           15720.00
                                                                         17044.00                           15802.00
                                                                         17059.00                           15954.00
                                                                         17240.00                           16085.00
                                                                         17240.00                           16118.00
                                                                         16619.00                           16365.00
                                                                         17013.00                           16751.00
                                                                         17255.00                           16676.00
                                                                         17572.00                           16768.00
Dec. 1998                                                                17904.00                           16820.00
                                                                         18132.00                           16944.00
                                                                         17815.00                           16647.00
                                                                         18087.00                           16742.00
                                                                         18234.00                           16798.00
                                                                         17984.00                           16643.00
                                                                         17917.00                           16586.00
                                                                         17833.00                           16520.00
                                                                         17817.00                           16509.00
                                                                         18017.00                           16707.00
                                                                         18051.00                           16757.00
                                                                         18083.00                           16755.00
Dec. 1999                                                                18033.00                           16678.00
                                                                         17915.00                           16631.00
                                                                         18066.00                           16826.00
                                                                         18232.00                           17045.00
                                                                         18146.00                           16994.00
                                                                         18108.00                           16978.00
                                                                         18545.00                           17333.00
                                                                         18715.00                           17491.00
                                                                         18981.00                           17741.00
                                                                         19133.00                           17862.00
                                                                         19209.00                           17976.00
                                                                         19475.00                           18267.00
Dec. 2000                                                                19893.00                           18612.00
                                                                         20253.00                           18919.00
                                                                         20423.00                           19088.00
                                                                         20462.00                           19187.00
                                                                         20337.00                           19097.00
                                                                         20437.00                           19221.00
                                                                         20437.00                           19284.00
                                                                         20881.00                           19730.00
                                                                         21062.00                           19947.00
                                                                         21264.00                           20192.00
                                                                         21688.00                           20600.00
                                                                         21486.00                           20316.00
Dec. 2001                                                                21304.00                           20198.00

                              PERFORMANCE TABLE**

                                                       Average Annual Total Return                Cumulative Total Return
                                                                               Since++
       Periods Ending December 31, 2001          1 Year   5 Year   10 Year   May 1, 1999           5 Year         10 Year
Salomon Brothers Broad Investment Grade Bond
  Index*                                          8.52%    7.44%    7.28%       7.16%              43.14%         101.98%
Diversified Bond Trust                            7.09%    7.97%    7.86%       6.05%              46.76%         113.04%

 ++ Current sub-adviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Diversified Bond Trust returned 7.09%, underperforming the 8.52% return of the Salomon Smith Barney Broad Investment-Grade Bond Index.

ENVIRONMENT: Early in 2001, investors flocked to bond markets as the global economy spiraled downward. Corporate spreads widened, as the Federal Reserve tried to pull markets out of their tailspin. This helped overall Trust returns as strong security selection within Corporate bonds boosted returns early in the year. Mortgages were hurt by a refinancing wave, which meaningfully lowered the Index's duration. Over the course of the year, we raised the Trust's duration slightly, ending the year with duration a bit longer than that of the Index. After September 11, bonds provided very strong returns as investors fled the stock market and hopes of an economic recovery were put on hold. The Trust's returns were hurt by our large exposure to Corporate securities, which didn't fare as well as Treasury securities during the crisis. Treasuries benefited as investors sought a safe haven. Corporate securities fell as investors feared balance sheets would deteriorate in an economic contraction. While bond holdings from defensive industries held up well, we were also exposed to Airlines, Hotels, Leisure, Autos, Media and Gaming, which were dealt a blow by dimmer economic prospects. With corporate spreads narrowing late in 2001, our overweight in Corporate securities was beneficial as was out emphasis on BBB-rated credits.

OUTLOOK: The economy will likely improve in 2002, which will put upward pressure on bond yields. The yield curve is now steep and likely to flatten, and that will influence our positioning along it. Mortgage-backed securities have become more attractive now that rates are no longer moving lower. At the same time, we are cautious about the risk of duration extension as prepayment rates slow in a rising rate environment. Therefore we may favor commercial mortgages over residential ones. We expect to continue to overweight Corporates securities. We have recently witnessed a renewed focus on balance sheets. This may curb the trend of deteriorating credit quality among investment-grade issuers, which would be favorable for corporate bonds relative to Treasuries.

                                        li

                        U.S. GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVE     To obtain a high level of current income consistent with the
  & POLICIES:            preservation of capital and maintenance of liquidity by
                         investing primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as Collateralized Mortgage Obligations (CMOs) backed by such securities.
SUBADVISER:              Salomon Brothers Asset Management Inc
PORTFOLIO MANAGER:       Roger M. Lavan
INCEPTION DATE:          March 18, 1988++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [U.S. GOVERNMENT SECURITIES TRUST]

                                                                                                    SALOMON BROTHERS 1-10 YEAR
                                                              U.S. GOVERNMENT SECURITIES TRUST            TREASURY INDEX
                                                              --------------------------------      --------------------------
Dec. 1991                                                                 10000.00                           10000.00
                                                                           9837.00                            9900.00
                                                                           9876.00                            9934.00
                                                                           9798.00                            9891.00
                                                                           9912.00                            9986.00
                                                                          10067.00                           10127.00
                                                                          10238.00                           10275.00
                                                                          10450.00                           10470.00
                                                                          10564.00                           10587.00
                                                                          10710.00                           10733.00
                                                                          10548.00                           10601.00
                                                                          10491.00                           10554.00
Dec. 1992                                                                 10621.00                           10695.00
                                                                          10800.00                           10902.00
                                                                          10955.00                           11056.00
                                                                          11004.00                           11095.00
                                                                          11077.00                           11189.00
                                                                          11042.00                           11152.00
                                                                          11220.00                           11317.00
                                                                          11237.00                           11340.00
                                                                          11381.00                           11510.00
                                                                          11423.00                           11561.00
                                                                          11440.00                           11578.00
                                                                          11380.00                           11521.00
Dec. 1993                                                                 11432.00                           11572.00
                                                                          11541.00                           11688.00
                                                                          11389.00                           11529.00
                                                                          11254.00                           11356.00
                                                                          11236.00                           11285.00
                                                                          11253.00                           11297.00
                                                                          11226.00                           11301.00
                                                                          11351.00                           11441.00
                                                                          11404.00                           11474.00
                                                                          11271.00                           11380.00
                                                                          11244.00                           11384.00
                                                                          11217.00                           11327.00
Dec. 1994                                                                 11289.00                           11369.00
                                                                          11485.00                           11561.00
                                                                          11726.00                           11776.00
                                                                          11798.00                           11839.00
                                                                          11929.00                           11973.00
                                                                          12360.00                           12311.00
                                                                          12436.00                           12391.00
                                                                          12408.00                           12398.00
                                                                          12522.00                           12495.00
                                                                          12608.00                           12573.00
                                                                          12752.00                           12713.00
                                                                          12905.00                           12875.00
Dec. 1995                                                                 13048.00                           13001.00
                                                                          13134.00                           13113.00
                                                                          12924.00                           12980.00
                                                                          12848.00                           12914.00
                                                                          12800.00                           12866.00
                                                                          12749.00                           12870.00
                                                                          12891.00                           12996.00
                                                                          12931.00                           13034.00
                                                                          12941.00                           13052.00
                                                                          13143.00                           13218.00
                                                                          13386.00                           13437.00
                                                                          13588.00                           13593.00
Dec. 1996                                                                 13486.00                           13521.00
                                                                          13558.00                           13577.00
                                                                          13608.00                           13590.00
                                                                          13507.00                           13521.00
                                                                          13687.00                           13666.00
                                                                          13784.00                           13772.00
                                                                          13913.00                           13891.00
                                                                          14185.00                           14150.00
                                                                          14120.00                           14094.00
                                                                          14293.00                           14249.00
                                                                          14456.00                           14414.00
                                                                          14488.00                           14449.00
Dec. 1997                                                                 14628.00                           14570.00
                                                                          14803.00                           14767.00
                                                                          14813.00                           14743.00
                                                                          14856.00                           14792.00
                                                                          14939.00                           14861.00
                                                                          15042.00                           14962.00
                                                                          15122.00                           15064.00
                                                                          15179.00                           15124.00
                                                                          15384.00                           15421.00
                                                                          15692.00                           15789.00
                                                                          15612.00                           15821.00
                                                                          15635.00                           15764.00
Dec. 1998                                                                 15726.00                           15826.00
                                                                          15794.00                           15898.00
                                                                          15623.00                           15668.00
                                                                          15726.00                           15773.00
                                                                          15773.00                           15817.00
                                                                          15642.00                           15716.00
                                                                          15583.00                           15744.00
                                                                          15477.00                           15760.00
                                                                          15477.00                           15790.00
                                                                          15701.00                           15914.00
                                                                          15761.00                           15935.00
                                                                          15737.00                           15945.00
Dec. 1999                                                                 15667.00                           15903.00
                                                                          15560.00                           15859.00
                                                                          15773.00                           15981.00
                                                                          15928.00                           16182.00
                                                                          15950.00                           16176.00
                                                                          15963.00                           16242.00
                                                                          16244.00                           16478.00
                                                                          16333.00                           16586.00
                                                                          16550.00                           16759.00
                                                                          16718.00                           16886.00
                                                                          16820.00                           16996.00
                                                                          17075.00                           17242.00
Dec. 2000                                                                 17369.00                           17527.00
                                                                          17586.00                           17728.00
                                                                          17714.00                           17893.00
                                                                          17805.00                           18036.00
                                                                          17764.00                           17964.00
                                                                          17846.00                           18042.00
                                                                          17860.00                           18106.00
                                                                          18199.00                           18431.00
                                                                          18334.00                           18587.00
                                                                          18658.00                           18968.00
                                                                          18916.00                           19245.00
                                                                          18698.00                           19037.00
Dec. 2001                                                                 18619.00                           18958.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return             Cumulative Total Return
             Periods Ending December 31, 2001                1 Year    5 Year    10 Year              5 Year         10 Year
Salomon Brothers 1-10 year Treasury Index*                    8.12%     6.99%      6.61%              40.17%          89.58%
U.S. Government Securities Trust                              7.03%     6.66%      6.41%              38.05%          86.19%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the U.S. Government Securities Trust returned 7.03%, underperforming the 8.12% return of the Salomon Brothers 1-10 year Treasury Index.

ENVIRONMENT: We entered the year with a somewhat pessimistic economic outlook. We expected the Federal Reserve would be active throughout 2001, taking aggressive action to stem a recession. Therefore, with expectations that interest rates would decline and the yield curve would steepen, we implemented a long- and intermediate-duration strategy. By early spring of 2001, market observers began embracing a quick V-shaped economic recovery. The stock market rallied and bond prices declined. By the summer, it was clear the economy was not recovering as quickly as some had anticipated. Bond prices rallied, and the Trust's performance improved significantly. After the tragic events of September 11 and the ensuing economic slowdown, the Fed continued to try to boost consumer confidence by cutting interest rates. The Fed made its 11th rate reduction of the year in December. As a result of the Fed's aggressive approach, bond prices rallied even further than they had earlier in the year, particularly bonds with maturities of 5 years and under. In November, the economy changed directions again, with newfound optimism, and bond prices reversed course. The Trust's performance was positively impacted by our longer duration stance relative to the Index. Additionally, the Trust's Mortgage allocation also proved beneficial to performance.

OUTLOOK: We believe the stage is set for a possible economic rebound in the second half of 2002, when we believe the effects of the Fed's rate cuts and a possible Congressional economic stimulus package will start to work their way into the U.S. economy. We anticipate modest growth early in the year and believe that it will gain momentum throughout the middle and later portions of 2002. We do not anticipate that rates will trend significantly higher in the short-term.

                                       lii

                             SMALL CAP INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a small
  POLICIES:              cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.&
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [SMALL CAP INDEX TRUST]

                                                                   SMALL CAP INDEX TRUST                RUSSELL 2000 INDEX
                                                                   ---------------------                ------------------
Apr. 2000                                                                 10000.00                           10000.00
May. 2000                                                                  9168.00                            9186.00
Jun. 2000                                                                 10000.00                            9987.00
Jul. 2000                                                                  9728.00                            9665.00
Aug. 2000                                                                 10375.00                           10403.00
Sep. 2000                                                                 10112.00                           10097.00
Oct. 2000                                                                  9656.00                            9647.00
Nov. 2000                                                                  8704.00                            8656.00
Dec. 2000                                                                  9362.00                            9400.00
Jan. 2001                                                                  9826.00                            9889.00
Feb. 2001                                                                  9187.00                            9241.00
Mar. 2001                                                                  8740.00                            8789.00
Apr. 2001                                                                  9412.00                            9476.00
May 2001                                                                   9636.00                            9709.00
Jun. 2001                                                                  9960.00                           10044.00
Jul. 2001                                                                  9396.00                            9501.00
Aug. 2001                                                                  9089.00                            9194.00
Sep. 2001                                                                  7870.00                            7956.00
Oct. 2001                                                                  8318.00                            8422.00
Nov. 2001                                                                  8957.00                            9074.00
Dec. 2001                                                                  9503.00                            9633.00

                              PERFORMANCE TABLE**

                                                                  Average Annual Total
                                                                         Return                     Cumulative Total Return
                                                                                 Since                       Since
            Periods Ending December 31, 2001                     1 Year        Inception                   Inception
Russell 2000 Index                                               2.49%          -2.62%                      -3.67%
Small Cap Index Trust                                            1.50%          -3.01%                      -4.97%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Small Cap Index Trust returned 1.50%, underperforming the 2.49% return of the Russell 2000 Index.

ENVIRONMENT: The U.S. economy slid into recession early in 2001. Just when the economy showed signs of rebounding, the terrorist attacks and the threat of an impending war, along with a subsequent reduction in consumer spending, removed all chances of an early recovery. The Federal Reserve reduced rates 11 times in 2001 by a total of 4.75%. The Russell 2000 Index had its annual rebalancing on June 29, 2001. Overall there were more than 400 deletions and 600 additions to the Index. Consumer Staples, Consumer Discretionary and Auto & Transmission returned double-digit gains in 2001. Financial Services, Materials & Processing and Producer Durables also had gains. Energy, Technology, Utilities and Health Care had double-digit losses for the year.

OUTLOOK: A rebound in stocks, low oil prices, fewer job cuts and U.S. military success in Afghanistan are helping counter worries about high unemployment. Recent statistics showing increased consumer confidence, a rise in home sales and a pickup in orders to manufacturing and service companies may herald an end to the recession. The U.S. index of leading economic indicators rose for the second straight month in November, a sign that the recession may end soon, perhaps by the middle of 2002.
---------------

& "Standard & Poor's(R)," "Standard & Poor's 500(R)," "S&P 500(R)," and "S&P
  MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       liii

                           INTERNATIONAL INDEX TRUST

INVESTMENT OBJECTIVE     To seek the approximate aggregate total return of a foreign equity market index by attempting to
  & POLICIES:            track the performance of the Morgan Stanley European Australian Far East Free Index (the MSCI EAFE
                         Index).&
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE CHART]

                                                                 INTERNATIONAL INDEX TRUST               MSCI EAFE INDEX
                                                                 -------------------------               ---------------
Jan. 2001                                                                 9000.00                            9035.00
Feb. 2001                                                                 8319.00                            8359.00
Mar. 2001                                                                 7727.00                            7805.00
Apr. 2001                                                                 8295.00                            8353.00
May 2001                                                                  7995.00                            8064.00
Jun. 2001                                                                 7686.00                            7738.00
Jul. 2001                                                                 7532.00                            7598.00
Aug. 2001                                                                 7345.00                            7407.00
Sep. 2001                                                                 6598.00                            6658.00
Oct. 2001                                                                 6752.00                            6829.00
Nov. 2001                                                                 6964.00                            7081.00
Dec. 2001                                                                 6996.00                            7102.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
             Periods Ending December 31, 2001                  1 Year           Inception                    Inception
MSCI EAFE Index                                               -21.21%            -18.48%                     -28.98%
International Index Trust                                     -22.41%            -19.28%                     -30.04%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the International Index Trust returned -22.41%, underperforming the -21.21% return of the MSCI EAFE Index.

ENVIRONMENT: All of the EAFE sectors lost ground in 2001. Information Technology was the worst performer, followed by Telecommunications services, Industrials and Financials, all of which had high double-digit losses. Consumer Discretionary, Health Care, Utilities, Consumer Staples and Materials also had double-digit losses. Likewise, most countries in the Index were in negative territory for 2001. Finland was the worst performer, losing about 40% in value. Greece, Japan, Sweden, Italy, Singapore, Netherlands, Germany, France and Portugal all had high double-digit losses. New Zealand was the best performer. During the quarterly rebalance, effective May 31, 2001, Greece was included in the MSCI EAFE Index. At the November quarterly rebalance, MSCI converted the Index to 50% free float. The Index will become 100% free float by May 2002.

OUTLOOK: The European Central Bank started the year with its interest rate at 4.75% and progressively reduced it to 3.25% by year-end. Another rate cut is possible in the future. The Bank of England lowered its benchmark rate by a total of 2% in 2001, down to 4%. With various structural reform measures beginning to take shape in Japan, further deflation and economic deceleration is likely. The key focus is on the fiscal/monetary measures taken to accommodate such deflationary pressure.
---------------

& "Standard & Poor's(R)," "Standard & Poor's 500(R)," "S&P 500(R)," and "S&P
  MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       liv

                              MID CAP INDEX TRUST

INVESTMENT OBJECTIVE     To seek the approximate aggregate total return of a mid cap U.S. domestic equity market index by
  & POLICIES:            attempting to track the performance of the S&P Mid Cap 400 Index.&
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE CHART]

                                                                    MID CAP INDEX TRUST                S&P MIDCAP 400 INDEX
                                                                    -------------------                --------------------
Apr. 2000                                                                 10000.00                           10000.00
May 2000                                                                   9752.00                            9742.00
Jun. 2000                                                                  9920.00                            9885.00
Jul. 2000                                                                 10056.00                           10041.00
Aug. 2000                                                                 11160.00                           11162.00
Sep. 2000                                                                 11087.00                           11085.00
Oct. 2000                                                                 10695.00                           10709.00
Nov. 2000                                                                  9918.00                            9901.00
Dec. 2000                                                                 10715.00                           10658.00
Jan. 2001                                                                 10877.00                           10896.00
Feb. 2001                                                                 10248.00                           10274.00
Mar. 2001                                                                  9490.00                            9510.00
Apr. 2001                                                                 10527.00                           10559.00
May 2001                                                                  10764.00                           10805.00
Jun. 2001                                                                 10715.00                           10762.00
Jul. 2001                                                                 10552.00                           10602.00
Aug. 2001                                                                 10209.00                           10255.00
Sep. 2001                                                                  8944.00                            8979.00
Oct. 2001                                                                  9336.00                            9376.00
Nov. 2001                                                                 10021.00                           10074.00
Dec. 2001                                                                 10529.00                           10595.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
Periods Ending December 31, 2001                               1 Year          Inception                    Inception
S&P MidCap 400 Index                                           -0.61%            3.05%                        5.95%
Mid Cap Index Trust                                            -1.73%            3.14%                        5.29%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Mid Cap Index Trust returned -1.73%, underperforming the -0.61% return of the S&P MidCap 400 Index.

ENVIRONMENT: The U.S. economy slid into a recession early in 2001. Just when the economy showed some signs of rebounding, the September 11 terrorist attacks and the threat of an impending war, along with a subsequent reduction in consumer spending, removed all chances of an early recovery. The Federal Reserve reduced interest rates 11 times in 2001, totaling 4.75%. Standard & Poor's canceled its third quarter rebalancing due to the tragic events in September. The quarterly rebalancing in the first, second and fourth quarters did not significantly affect the Index's composition. More significant were the individual changes that took place within the sector throughout the year. Communications Services, Utilities and Energy were the worst-performing sectors, with double-digit losses in 2001. Consumer Staples, Capital Goods and Basic Materials had double-digit gains for the year.

OUTLOOK: A rebound in stocks, low oil prices, fewer job cuts and U.S. military success in Afghanistan are helping counter worries about high unemployment. Recent statistics showing increased consumer confidence, a rise in home sales, and a pickup in orders to manufacturing and service companies may herald an end to the recession. The U.S. index of leading economic indicators rose for the second straight month in November, a sign that the recession may soon end, perhaps by the middle of 2002.
---------------

& "Standard & Poor's(R)," "Standard & Poor's 500(R)," "S&P 500(R)," and "S&P
  MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                        lv

                         TOTAL STOCK MARKET INDEX TRUST

INVESTMENT OBJECTIVE &   To seek to approximate aggregate total return of a broad U.S. domestic equity market index by
  POLICIES:              attempting to track the performance of the Wilshire 5000 Index.&
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE CHART]

                                                                    WILSHIRE 5000 INDEX           TOTAL STOCK MARKET INDEX TRUST
                                                                    -------------------           ------------------------------
Apr. 2000                                                                 10000.00                           10000.00
May 2000                                                                   9651.00                            9480.00
Jun. 2000                                                                 10077.00                            9960.00
Jul. 2000                                                                  9871.00                            9744.00
Aug. 2000                                                                 10588.00                           10431.00
Sep. 2000                                                                 10093.00                            9952.00
Oct. 2000                                                                  9879.00                            9768.00
Nov. 2000                                                                  8896.00                            8840.00
Dec. 2000                                                                  9055.00                            8996.00
Jan. 2001                                                                  9401.00                            9326.00
Feb. 2001                                                                  8510.00                            8438.00
Mar. 2001                                                                  7937.00                            7873.00
Apr. 2001                                                                  8591.00                            8519.00
May 2001                                                                   8677.00                            8600.00
Jun. 2001                                                                  8531.00                            8447.00
Jul. 2001                                                                  8390.00                            8310.00
Aug. 2001                                                                  7882.00                            7801.00
Sep. 2001                                                                  7175.00                            7107.00
Oct. 2001                                                                  7357.00                            7284.00
Nov. 2001                                                                  7920.00                            7834.00
Dec. 2001                                                                  7952.00                            7969.00

                              PERFORMANCE TABLE**

                                                                                                  Cumulative Total Return
                                                           Average Annual Total Return
                                                                              Since                        Since
            Periods Ending December 31, 2001               1 Year           Inception                    Inception
Wilshire 5000 Index                                        -10.97%           -13.19%                      -20.48%
Total Stock Market Index Trust                             -11.41%           -12.72%                      -20.31%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Total Stock Market Index returned -11.41%, underperforming the -10.97% return of the Wilshire 5000 Index.

ENVIRONMENT: The U.S. economy slid into recession early in 2001. Just when the economy showed signs of rebounding, the terrorist attacks and the threat of an impending war, along with a subsequent reduction in consumer spending, removed all chances of an early recovery. The Federal Reserve reduced rates 11 times in 2001 by a total of 4.75%. Technology was the worst performer for the year, followed by Utilities, Energy and Capital Goods, all of which returned double-digit losses. Materials & Services, Consumer Non Durables, Finance and Transportation were also in negative territory. Consumer Durables was the best-performing sector for the year, with single-digit gains.

OUTLOOK: A rebound in stocks, low oil prices, fewer job cuts and U.S. military success in Afghanistan are helping counter worries about high unemployment. Recent statistics showing increased consumer confidence, a rise in home sales, and a pickup in orders to manufacturing and service companies may herald an end to the recession. The U.S. index of leading economic indicators rose for the second straight month in November, a sign that the recession may end soon, perhaps by the middle of 2002.
---------------

& "Standard & Poor's(R)," "Standard & Poor's 500(R)," "S&P 500(R)," and "S&P
  MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       lvi

                                500 INDEX TRUST

INVESTMENT OBJECTIVE &   To seek to approximate aggregate total return of a broad U.S. domestic equity market index by
  POLICIES:              attempting to track the performance of the S&P 500 Index.&
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE CHART]

                                                                      500 INDEX TRUST                     S&P 500 INDEX
                                                                      ---------------                     -------------
Apr. 2000                                                                 10000.00                           10000.00
May 2000                                                                   9680.00                            9689.00
Jun. 2000                                                                  9896.00                            9927.00
Jul. 2000                                                                  9743.00                            9772.00
Aug. 2000                                                                 10344.00                           10379.00
Sep. 2000                                                                  9800.00                            9831.00
Oct. 2000                                                                  9767.00                            9790.00
Nov. 2000                                                                  9000.00                            9019.00
Dec. 2000                                                                  9043.00                            9063.00
Jan. 2001                                                                  9356.00                            9384.00
Feb. 2001                                                                  8498.00                            8529.00
Mar. 2001                                                                  7961.00                            7989.00
Apr. 2001                                                                  8570.00                            8609.00
May. 2001                                                                  8626.00                            8667.00
Jun. 2001                                                                  8410.00                            8457.00
Jul. 2001                                                                  8321.00                            8374.00
Aug. 2001                                                                  7800.00                            7849.00
Sep. 2001                                                                  7167.00                            7215.00
Oct. 2001                                                                  7303.00                            7353.00
Nov. 2001                                                                  7856.00                            7917.00
Dec. 2001                                                                  7924.00                            7976.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                 Since                       Since
Periods Ending December 31, 2001                             1 Year            Inception                   Inception
S&P 500 Index                                                -11.88%            -13.06%                     -20.24%
500 Index Trust                                              -12.37%            -13.01%                     -20.76%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the 500 Index Trust returned -12.37%, underperforming the -11.88% return of the S&P 500 Index.

ENVIRONMENT: The U.S. economy slid into a recession early in 2001. Just when the economy was showing some signs of rebounding, the terrorist attacks and the threat of an impending war along with a subsequent reduction in consumer spending, removed all chances of an early recovery. The Federal Reserve reduced short-term interest rates 11 times in 2001 totaling 4.75%. Standard & Poor's canceled its third quarter rebalancing due to the tragic events of September 11. The quarterly rebalancing in the first, second and fourth quarters did not significantly affect the S&P 500 Index's composition. More significant were the individual Index changes that took place within the sectors throughout the year. Utilities and Technology were the worst-performing sectors, with losses of well over 20.00% in 2001. Consumer Cyclicals was the best performer, returning double-digit gains in 2001.

OUTLOOK: A rebound in stocks, low oil prices, fewer job cuts, and U.S. military success in Afghanistan are helping counter worries about high unemployment. Recent statistics showing increased consumer confidence, a rise in home sales, and a pickup in orders to manufacturing and service companies may herald an end to the recession. The U.S. index of leading economic indicators rose for the second straight month in November, a sign that the recession may end soon, perhaps by the middle of 2002.
---------------

& "Standard & Poor's(R)," "Standard & Poor's 500(R)," "S&P 500(R)," and "S&P
  MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       lvii

                        LIFESTYLE AGGRESSIVE 1000 TRUST

INVESTMENT OBJECTIVE     To provide long-term growth of capital by investing 100% of
  & POLICIES:            the portfolio's assets in other portfolios of the Trust
                         (underlying portfolios) that invest primarily in equity
                         securities. Current income is not a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE AGGRESSIVE 1000 TRUST]

                                        LIFESTYLE AGGRESSIVE                          LIFESTYLE AGGRESSIVE
                                             1000 TRUST         RUSSELL 2000 INDEX      COMPOSITE INDEX       RUSSELL 3000 INDEX
                                        --------------------    ------------------    --------------------    ------------------
Dec. 1996                                     10000.00               10000.00               10000.00               10000.00
                                              10112.00               10200.00               10200.00               10553.00
                                               9920.00                9952.00                9952.00               10565.00
Mar. 1997                                      9568.00                9482.00                9483.00               10087.00
                                               9637.00                9509.00                9509.00               10584.00
                                              10302.00               10566.00               10567.00               11307.00
Jun. 1997                                     10738.00               11020.00               11020.00               11778.00
                                              11321.00               11532.00               11533.00               12701.00
                                              10886.00               11796.00               11797.00               12185.00
Sept. 1997                                    11543.00               12660.00               12660.00               12876.00
                                              10968.00               12104.00               12104.00               12444.00
                                              10960.00               12025.00               12026.00               12920.00
Dec. 1997                                     11090.00               12236.00               12236.00               13179.00
                                              10991.00               12042.00               12043.00               13247.00
                                              11691.00               12932.00               12933.00               14194.00
Mar. 1998                                     12210.00               13465.00               13467.00               14898.00
                                              12287.00               13539.00               13541.00               15044.00
                                              11854.00               12809.00               12812.00               14673.00
Jun. 1998                                     12036.00               12836.00               12839.00               15169.00
                                              11403.00               11798.00               11800.00               14893.00
                                               9523.00                9507.00                9508.00               12611.00
Sept. 1998                                     9895.00               10251.00               10252.00               13471.00
                                              10345.00               10669.00               10671.00               14494.00
                                              10926.00               11228.00               11230.00               15381.00
Dec. 1998                                     11628.00               11923.00               11924.00               16359.00
                                              11733.00               12082.00               12083.00               16915.00
                                              11029.00               11103.00               11104.00               16316.00
Mar. 1999                                     11385.00               11277.00               11278.00               16915.00
                                              11625.00               12287.00               12288.00               17678.00
                                              11371.00               12466.00               12026.00               17342.00
Jun. 1999                                     11944.00               13030.00               12575.00               18218.00
                                              11835.00               12673.00               12445.00               17666.00
                                              11635.00               12204.00               12288.00               17464.00
Sept. 1999                                    11480.00               12206.00               12191.00               17017.00
                                              11880.00               12255.00               12687.00               18084.00
                                              12298.00               12987.00               13168.00               18591.00
Dec. 1999                                     13327.00               14457.00               14274.00               19777.00
                                              12741.00               14224.00               13683.00               19002.00
                                              13217.00               16573.00               14397.00               19178.00
Mar. 2000                                     13886.00               15480.00               14858.00               20680.00
                                              13247.00               14548.00               14164.00               19952.00
                                              12862.00               13700.00               13682.00               19391.00
Jun. 2000                                     13508.00               14895.00               14319.00               19965.00
                                              13218.00               14415.00               13906.00               19612.00
                                              14086.00               15515.00               14654.00               21067.00
Sept. 2000                                    13517.00               15059.00               14031.00               20113.00
                                              13179.00               14387.00               13688.00               19827.00
                                              11983.00               12910.00               12632.00               17999.00
Dec. 2000                                     12646.00               14022.00               13122.00               18302.00
                                              13004.00               14753.00               13482.00               18927.00
                                              11826.00               13785.00               12404.00               17197.00
                                              10975.00               13111.00               11640.00               16076.00
                                              11952.00               14136.00               12531.00               17366.00
                                              11910.00               14484.00               12511.00               17504.00
                                              11637.00               14983.00               12349.00               17182.00
                                              11341.00               14173.00               12028.00               16899.00
                                              10802.00               13715.00               11525.00               15902.00
                                               9630.00               11869.00               10333.00               14499.00
                                              10011.00               12563.00               10668.00               14837.00
                                              10697.00               13536.00               11354.00               15980.00
Dec. 2001                                     10917.00               14371.00               11624.00               16206.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
              Periods Ending December 31, 2001                 1 Year           Inception                    Inception
Russell 2000 Index*                                             2.49%              7.52%                      43.71%
Russell 3000 Index++*                                         -11.46%             10.14%                      62.06%
Lifestyle Aggressive Composite Index+*                        -11.49%              3.05%                      16.24%
Lifestyle Aggressive 1000 Trust                               -13.67%              1.78%                       9.17%

 + The Lifestyle Aggressive Composite Index is a blend of returns of the previous benchmark, the Russell 2000 Index since inception and the new blended benchmark (41% Russell 1000 Index, 27% Russell 2000 Index, and 32% MSCI EAFE Index) since May 1, 1999. The Lifestyle Aggressive Composite Index was created by the adviser using Ibbotson Associates Software and Data.
++ The Russell 3000 Index was added to more accurately reflect the investment objective of the Trust.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                                      lviii

                         PORTFOLIO MANAGER'S COMMENTARY

LIFESTYLE AGGRESSIVE:

PERFORMANCE: For 2001, the Lifestyle Aggressive 1000 Trust returned -13.67%, underperforming the -11.49% return of the Lifestyle Aggressive Composite Index.

ENVIRONMENT: The major domestic and international equity indexes posted double digit declines in 2001. Domestic equities registered consecutive yearly losses for the first time in 3 decades. Losses were spurred by the bursting of the tech bubble, an industrial recession and capped by the tragic events of September 11, 2001. In response, the U.S. Federal Reserve and its international counterparts lowered interest rates aggressively and the U.S. government provided fiscal stimulus to bolster slumping economic activity and consumer confidence. International equities were the biggest losers with the MSCI EAFE Index declining 21%. Mid-cap and small-cap equities outperformed large-caps. Within all assets classes, value outperformed growth. Relative to their categories, the Trust had positive contributions from the International Value, Equity-Income and U.S. Large Cap Value Trusts. Conversely, allocations to growth managers, Aggressive Growth, Capital Appreciation, Large Cap Growth, Dynamic Growth and Mid Cap Growth Trusts, detracted from performance.

OUTLOOK: As always, we remain fully invested and exposed to a broad range of domestic and international equities and management styles. Falling inventory levels, declining energy costs, lower mortgage rates, U.S. Federal Reserve monetary stimulus and domestic fiscal spending on tax cuts and homeland security point to renewed domestic economic strength and brighter prospects globally later in 2002. Our goal in being fully diversified is to participate in the recovery regardless of which domestic or international segments of the equity market perform.

                                       lix

                           LIFESTYLE GROWTH 820 TRUST

INVESTMENT OBJECTIVE &   To provide long-term growth of capital by investing
  POLICIES:              approximately 20% of the portfolio's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 80% of its assets in underlying portfolios that invest primarily in equity securities. Current income is also a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE GROWTH 820 TRUST]

                                                                         LEHMAN BROTHERS
                                LIFESTYLE GROWTH                        GOVERNMENT/CREDIT   LIFESTYLE GROWTH    LIFESTYLE GROWTH
                                    820 TRUST         S&P 500 INDEX        BOND INDEX        COMPOSITE INDEX     COMBINED INDEX
                                ----------------      -------------     -----------------   ----------------    ----------------
Dec. 1996                           10000.00            10000.00            10000.00            10000.00            10000.00
Jan. 1997                           10144.00            10621.00            10012.00            10230.00            10226.00
Feb. 1997                           10104.00            10707.00            10033.00            10184.00            10180.00
Mar. 1997                            9824.00            10262.00             9914.00             9857.00             9846.00
Apr. 1997                            9967.00            10874.00            10058.00            10051.00            10044.00
May 1997                            10517.00            11542.00            10152.00            10724.00            10717.00
Jun. 1997                           10894.00            12057.00            10274.00            11108.00            11105.00
Jul. 1997                           11420.00            13014.00            10588.00            11670.00            11683.00
Aug. 1997                           11132.00            12290.00            10470.00            11547.00            11550.00
Sep. 1997                           11641.00            12964.00            10634.00            12138.00            12150.00
Oct. 1997                           11173.00            12531.00            10804.00            11717.00            11737.00
Nov. 1997                           11247.00            13111.00            10861.00            11839.00            11865.00
Dec. 1997                           11384.00            13336.00            10975.00            12027.00            12057.00
Jan. 1998                           11367.00            13484.00            11130.00            12034.00            12066.00
Feb. 1998                           11971.00            14457.00            11107.00            12722.00            12753.00
Mar. 1998                           12401.00            15197.00            11142.00            13177.00            13210.00
Apr. 1998                           12467.00            15350.00            11198.00            13252.00            13285.00
May 1998                            12188.00            15086.00            11317.00            12898.00            12937.00
Jun. 1998                           12293.00            15699.00            11433.00            13026.00            13073.00
Jul. 1998                           11901.00            15532.00            11442.00            12570.00            12610.00
Aug. 1998                           10302.00            13286.00            11665.00            10886.00            10928.00
Sep. 1998                           10615.00            14137.00            11999.00            11429.00            11480.00
Oct. 1998                           11102.00            15287.00            11914.00            12041.00            12085.00
Nov. 1998                           11641.00            16214.00            11985.00            12552.00            12608.00
Dec. 1998                           12090.00            17148.00            12014.00            13152.00            13208.00
Jan. 1999                           12134.00            17865.00            12099.00            13244.00            13304.00
Feb. 1999                           11677.00            17309.00            11811.00            12667.00            12706.00
Mar. 1999                           12010.00            18002.00            11870.00            12969.00            13004.00
Apr. 1999                           12456.00            18698.00            11900.00            13719.00            13755.00
May 1999                            12281.00            18257.00            11777.00            13460.00            13482.00
Jun. 1999                           12777.00            19270.00            11741.00            13964.00            13980.00
Jul. 1999                           12668.00            18669.00            11708.00            13805.00            13826.00
Aug. 1999                           12512.00            18576.00            11699.00            13677.00            13677.00
Sep. 1999                           12392.00            18067.00            11804.00            13574.00            13545.00
Oct. 1999                           12751.00            19210.00            11835.00            14082.00            14036.00
Nov. 1999                           12165.00            19600.00            11828.00            14483.00            14460.00
Dec. 1999                           14093.00            20757.00            11756.00            15393.00            15386.00
Jan. 2000                           13583.00            19715.00            11752.00            14870.00            14860.00
Feb. 2000                           14047.00            19342.00            11899.00            15380.00            15362.00
Mar. 2000                           14632.00            21234.00            12071.00            15953.00            15882.00
Apr. 2000                           14055.00            20595.00            12012.00            15384.00            15326.00
May 2000                            13683.00            20173.00            12001.00            14992.00            14904.00
Jun. 2000                           14236.00            20669.00            12246.00            15551.00            15469.00
Jul. 2000                           14035.00            20347.00            12375.00            15244.00            15174.00
Aug. 2000                           14810.00            21610.00            12550.00            15981.00            15899.00
Sep. 2000                           14327.00            20469.00            12598.00            15455.00            15333.00
Oct. 2000                           14066.00            20383.00            12677.00            15198.00            15017.00
Nov. 2000                           13081.00            18777.00            12894.00            14271.00            14005.00
Dec. 2000                           13663.00            18867.00            13147.00            14750.00            14439.00
Jan. 2001                           14055.00            19537.00            13368.00            15131.00            14900.00
Feb. 2001                           13070.00            17755.00            13506.00            14159.00            13948.00
Mar. 2001                           12305.00            16631.00            13568.00            13471.00            13224.00
Apr. 2001                           13133.00            17923.00            13466.00            14297.00            14012.00
May 2001                            13156.00            18043.00            13544.00            14310.00            14043.00
Jun. 2001                           12902.00            17605.00            13609.00            14147.00            13831.00
Jul. 2001                           12713.00            17432.00            13948.00            13940.00            13626.00
Aug. 2001                           12249.00            16341.00            14126.00            13460.00            13166.00
Sep. 2001                           11222.00            15021.00            14256.00            12427.00            12014.00
Oct. 2001                           11620.00            15308.00            14619.00            12767.00            12372.00
Nov. 2001                           12250.00            16482.00            14379.00            13422.00            13074.00
Dec. 2001                           12437.00            16624.00            14266.00            13626.00            13269.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2001                               1 Year           Inception                    Inception
S&P 500 Index*                                                -11.88%             10.70%                      66.24%
Lehman Brothers Government/Credit Bond Index*                   8.51%              7.36%                      42.66%
Lifestyle Growth Composite Index++*                            -7.62%              6.38%                      36.26%
Lifestyle Growth Combined Index+++*                            -8.10%              5.82%                      32.69%
Lifestyle Growth 820 Trust                                     -8.97%              4.48%                      24.37%

 ++ The Lifestyle Growth Composite Index is a blend of returns of the previous benchmark (20% Russell 1000 Index, 50% Russell 2500 Index, 10% MSCI EAFE Index, 15% Lehman Brothers Government/Credit Bond Index, 5% U.S. 30-day T-Bill) since inception and the new blended benchmark (42% Russell 1000 Index, 17% Russell 2000 Index, 21% MSCI EAFE Index, 20% Lehman Brothers IT Government/ Credit Bond Index) since May 1, 1999. The Lifestyle Growth Composite Index was prepared by the adviser using Ibbotson Associates Software and Data.
+++ The Lifestyle Growth Combined Index is a blend of returns of the previous benchmark (20% Russell 1000 Index, 50% Russell 2500 Index, 10% MSCI EAFE Index, 15% Lehman Brothers Government/Credit Bond Index, 5% U.S. 30-day T-Bill) since inception and the Policy Weightbenchmark (42% Russell 1000 Index, 17% Russell 2000 Index, 21% MSCI EAFE Index, 3% Lehman Brothers IT Government/ Credit Bond Index, 2% Lehman Brothers LT Government/Credit Bond Index, 3% Lehman Brothers 1-3 Year Government Bond Index, 12% Salomon Brothers High Yield Index) since May 1, 1999 and thereafter. The Lifestyle Growth Combined Index was prepared by the adviser using Ibbotson Associates Software and Data. The Lifestyle Growth Combined Index is being added to more accurately reflect the investment objective of the Trust.
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                                        lx

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2001, the Lifestyle Growth 820 Trust returned -8.97%, underperforming the -8.10% return of the Lifestyle Growth Combined Index.

ENVIRONMENT: The major domestic and international equity indexes posted double digit declines in 2001. The S&P 500 Index fell -11.88%. Real Estate was the only equity class to post positive returns. Mid-cap and small-cap equities outperformed large caps. Within all asset classes, value outperformed growth. International stocks fell the furthest. Domestic equities registered consecutive yearly losses for the first time in 3 decades. Losses were spurred by the bursting of the tech bubble, an industrial recession and capped by the tragic events of September 11.

In response, the U.S. Federal Reserve and its international counterparts lowered interest rates aggressively. Treasury Bill rates fell to a 40-year low of 1.75%, pushing intermediate term bonds significantly higher, the best performance among fixed income securities. Higher default risks from the economic slowdown caused lower credit qualities and high yield bonds to underperform.

Relative to their categories, the Trust had positive contributions from the International Value, Equity-Income and U.S. Large Cap Value Trusts. These gains did not fully offset the negative contributions from growth-oriented portfolios like Blue Chip Growth, Growth, Quantitative Equity, Dynamic Growth and Mid Cap Opportunities Trusts. The High Yield Trust was the main detractor from performance within the fixed income allocation.

OUTLOOK: For the second consecutive year, the Trust's diversification particularly to fixed income has lessened the losses being suffered by the headline equity indexes and significantly dampened volatility. We remain fully invested and exposed to a broad range of domestic and international equities, management styles and fixed income assets. Falling inventory levels, declining energy costs, lower mortgage rates, U.S. Federal Reserve monetary stimulus and domestic fiscal spending on tax cuts and homeland security point to renewed domestic economic strength and brighter prospects globally later in 2002. Our goal in being fully diversified is to participate in the recovery regardless of which asset classes lead going forward.

                                       lxi

                          LIFESTYLE BALANCED 640 TRUST

INVESTMENT OBJECTIVE &   To provide a balance between a high level of current income
  POLICIES:              and growth of capital with a greater emphasis on income by investing approximately 40% of the portfolio's assets in
                         underlying portfolios that invest primarily in fixed income securities and approximately 60% of its assets in underlying portfolios that invest primarily in equity securities.
                         Current income is also a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE BALANCED 640 TRUST]

                                                                       LEHMAN BROTHERS
                             LIFESTYLE BALANCED                       GOVERNMENT/CREDIT   LIFESTYLE BALANCED   LIFESTYLE BALANCED
                                 640 TRUST          S&P 500 INDEX        BOND INDEX        COMPOSITE INDEX       COMBINED INDEX
                             ------------------     -------------     -----------------   ------------------   ------------------
Dec.1996                          10000.00            10000.00            10000.00             10000.00             10000.00
                                  10147.00            10621.00            10012.00             10230.00             10222.00
                                  10151.00            10707.00            10033.00             10213.00             10206.00
Mar.1997                           9907.00            10262.00             9914.00              9944.00              9922.00
                                  10099.00            10874.00            10058.00             10159.00             10144.00
                                  10528.00            11542.00            10152.00             10666.00             10653.00
Jun.1997                          10842.00            12057.00            10274.00             10970.00             10967.00
                                  11330.00            13014.00            10588.00             11468.00             11499.00
                                  11127.00            12290.00            10470.00             11326.00             11334.00
Sep.1997                          11541.00            12964.00            10634.00             11780.00             11802.00
                                  11176.00            12531.00            10804.00             11524.00             11564.00
                                  11261.00            13111.00            10861.00             11670.00             11722.00
Dec.1997                          11411.00            13336.00            10975.00             11835.00             11896.00
                                  11397.00            13484.00            11130.00             11881.00             11946.00
                                  11887.00            14457.00            11107.00             12392.00             12455.00
Mar.1998                          12235.00            15197.00            11142.00             12748.00             12811.00
                                  12282.00            15350.00            11198.00             12824.00             12888.00
                                  12069.00            15086.00            11317.00             12606.00             12681.00
Jun.1998                          12149.00            15699.00            11433.00             12761.00             12853.00
                                  11803.00            15532.00            11442.00             12486.00             12563.00
                                  10526.00            13286.00            11665.00             11299.00             11384.00
Sep.1998                          10890.00            14137.00            11999.00             11803.00             11904.00
                                  11271.00            15287.00            11914.00             12292.00             12375.00
                                  11723.00            16214.00            11985.00             12700.00             12808.00
Dec.1998                          12064.00            17148.00            12014.00             13179.00             13285.00
                                  12100.00            17865.00            12099.00             13315.00             13428.00
                                  11725.00            17309.00            11811.00             12877.00             12950.00
Mar.1999                          12002.00            18002.00            11870.00             13144.00             13209.00
                                  12422.00            18698.00            11900.00             13678.00             13744.00
                                  12224.00            18257.00            11777.00             13455.00             13523.00
Jun.1999                          12545.00            19270.00            11741.00             13841.00             13844.00
                                  12403.00            18669.00            11708.00             13715.00             13715.00
                                  12337.00            18576.00            11699.00             13634.00             13623.00
Sep.1999                          12262.00            18067.00            11804.00             13572.00             13481.00
                                  12610.00            19210.00            11835.00             13988.00             13844.00
                                  12939.00            19600.00            11828.00             14281.00             14092.00
Dec.1999                          13562.00            20757.00            11756.00             14922.00             14675.00
                                  13266.00            19715.00            11752.00             14527.00             14314.00
                                  13609.00            19342.00            11899.00             14856.00             14476.00
Mar.2000                          14085.00            21234.00            12071.00             15376.00             14998.00
                                  13776.00            20595.00            12012.00             14975.00             14755.00
                                  13624.00            20173.00            12001.00             14710.00             14521.00
Jun.2000                          14025.00            20669.00            12246.00             15150.00             14909.00
                                  13967.00            20347.00            12375.00             14962.00             14862.00
                                  14472.00            21610.00            12550.00             15548.00             15323.00
Sep.2000                          14157.00            20469.00            12598.00             15191.00             14977.00
                                  13964.00            20383.00            12677.00             15034.00             14743.00
                                  13411.00            18777.00            12894.00             14391.00             14094.00
Dec.2000                          13859.00            18867.00            13147.00             14819.00             14437.00
                                  14226.00            19537.00            13368.00             15154.00             14844.00
                                  13590.00            17755.00            13506.00             14443.00             14204.00
Mar.2001                          13068.00            16631.00            13568.00             13935.00             13701.00
                                  13622.00            17923.00            13466.00             14572.00             14248.00
                                  13656.00            18043.00            13544.00             14598.00             14305.00
Jun.2001                          13466.00            17605.00            13609.00             14465.00             14141.00
                                  13422.00            17432.00            13948.00             14385.00             14084.00
                                  13131.00            16341.00            14126.00             14030.00             13812.00
Sep.2001                          12357.00            15021.00            14256.00             13285.00             12966.00
                                  12649.00            15308.00            14619.00             13589.00             13231.00
                                  13142.00            16482.00            14379.00             14089.00             13802.00
Dec.2001                          13242.00            16624.00            14266.00             14220.00             13894.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                 Since                       Since
             Periods Ending December 31, 2001                1 Year            Inception                   Inception
S&P 500 Index*                                               -11.88%            10.70%                      66.24%
Lehman Brothers Government/Credit Bond Index*                  8.51%             7.36%                      42.66%
Lifestyle Balanced Composite Index++*                         -4.04%             7.30%                      42.20%
Lifestyle Balanced Combined Index+++*                         -3.73%             6.80%                      38.94%
Lifestyle Balanced 640 Trust                                  -4.71%             5.80%                      32.42%

 ++ The Lifestyle Balanced Composite Index is a blend of returns of the previous benchmark (25% Russell 1000 Index, 30% Russell 2500 Index, 5% MSCI EAFE Index, 30% Lehman Brothers Government/Credit Bond Index, 10% U.S. 30-day T-Bill) since inception and the new blended benchmark (35% Russell 1000 Index, 10% Russell 2000 Index, 15% MSCI EAFE Index, 35% Lehman Brothers IT Government/Credit Bond Index, and 5% of the 3-month Treasury Bill) since May 1, 1999. The Lifestyle Balanced Composite Index was prepared by the adviser using Ibbotson Associates Software and Data.
+++ The Lifestyle Balanced Combined Index is a blend of returns of the previous benchmark (25% Russell 1000 Index, 30% Russell 2500 Index, 5% MSCI EAFE Index, 30% Lehman Brothers Government/Credit Bond Index, 10% U.S. 30-day T-Bill) since inception and the Policy Weight benchmark (35% Russell 1000 Index, 4% Russell 2000 Index, 14% MSCI EAFE Index, 6% Lehman Brothers IT Government/Credit Bond Index, 4% Lehman Brothers LT Government/Credit Bond Index, 9% Lehman Brothers 1-3 Year Government Bond Index, 16% Salomon Brothers High Yield Index, 7% NAREIT Index, 5% Salomon Brothers 3-month T-Bill) since May 1, 1999 and thereafter. The Lifestyle Balanced Combined Index was prepared by the adviser using Ibbotson Associates Software and Data. The Lifestyle Balanced Combined Index is being added to more accurately reflect the investment objective of the Trust.
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                                       lxii

                         PORTFOLIO MANAGER'S COMMENTARY

LIFESTYLE BALANCED

PERFORMANCE: For 2001, the Lifestyle Balanced 640 Trust returned -4.71%, underperforming the -3.73% return of the Lifestyle Balanced Combined Index.

ENVIRONMENT: The major domestic and international equity indexes posted double digit declines in 2001. The S&P 500 fell -11.88%. Real Estate was the only equity class to post positive returns. Mid-cap and small-cap equities outperformed large-caps. Within all asset classes, value outperformed growth. MSCI EAFE, the Index of International stocks fell furthest with a -21.21% decline. Domestic equities registered consecutive yearly losses for the first time in 3 decades. Losses were spurred by the bursting of the tech bubble, an industrial recession and capped by the tragic events of September 11. In response, the U.S. Federal Reserve and its international counterparts lowered interest rates aggressively. Treasury Bill rates fell to a 40-year low of 1.75%, pushing intermediate term bonds significantly higher, the best performance among fixed income securities. Higher default risks from the economic slowdown caused lower credit qualities and high yield bonds to underperform. Relative to their categories, the Trust had positive contributions from the International Value, Equity-Income and U.S. Large Cap Value Trusts. The Real Estate Securities Trust underperformed its category. Negative contributions also came from growth-oriented portfolios like Quantitative Equity, Growth and Emerging Small Company Trusts. U.S. Government Securities and High Yield Trusts detracted from performance within the fixed income allocation.

OUTLOOK: The Trust's diversification across fixed income, equity and management styles continues to lessen volatility particularly relative to the headline equity indexes. The Trust is, as always, fully invested. Falling inventory levels, declining energy costs, lower mortgage rates, U.S. Federal Reserve monetary stimulus and domestic fiscal spending on tax cuts and homeland security point to renewed domestic economic strength and brighter prospects globally later in 2002. Our goal in being fully diversified is to participate in the recovery regardless of which asset classes lead going forward.

                                      lxiii

                          LIFESTYLE MODERATE 460 TRUST

INVESTMENT OBJECTIVE &   To provide a balance between a high level of current income
  POLICIES:              and growth of capital with a greater emphasis on income by investing approximately 60% of the portfolio's assets in
                         underlying portfolios that invest primarily in fixed income securities and approximately 40% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                         [LIFESTYLE MODERATE 460 TRUST]

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2001                               1 Year           Inception                    Inception
S&P 500 Index*                                                -11.88%             10.70%                      66.24%
Lehman Brothers Government/Credit Bond Index*                   8.51%              7.36%                      42.66%
Lifestyle Moderate Composite Index++*                           0.21%              7.85%                      45.94%
Lifestyle Moderate Combined Index+++*                           0.33%              7.32%                      42.37%
Lifestyle Moderate 460 Trust                                   -1.09%              6.81%                      38.86%

 ++ The Lifestyle Moderate Composite Index is a blend of returns of the previous benchmark (25% Russell 1000 Index, 10% Russell 2500 Index, 5% MSCI EAFE Index, 35% Lehman Brothers Government/Credit Bond Index, 25% U.S. 30-day T-Bill) since inception and the new blended benchmark (22% Russell 1000 Index, 8% Russell 2000 Index, 10% MSCI EAFE Index, 50% Lehman Brothers IT Government/Credit Bond Index, and 10% of the 3-month Treasury Bill) since May 1, 1999. The Lifestyle Moderate Composite Index was prepared by the adviser using Ibbotson Associates Software and Data.
+++ The Lifestyle Moderate Combined Index is a blend of returns of the previous benchmark (25% Russell 1000 Index, 10% Russell 2500 Index, 5% MSCI EAFE Index, 35% Lehman Brothers Government/Credit Bond Index, 25% U.S. 30-day T-Bill) since inception and the Policy Weight benchmark (22% Russell 1000 Index, 1% Russell 2000 Index, 10% MSCI EAFE Index, 14% Lehman Brothers IT Government/Credit Bond Index, 6% Lehman Brothers LT Government/Credit Bond Index, 17% Lehman Brothers 1-3 Year Government Bond Index, 15% Salomon Brothers High Yield Index, 7% NAREIT Index, 8% Salomon Brothers 3-month T-Bill) since May 1, 1999 and thereafter. The Lifestyle Moderate Combined Index was prepared by the adviser using Ibbotson Associates Software and Data. The Lifestyles Moderate Combined Index is being added to more accurately reflect the investment objective of the Trust.
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                                       lxiv

                         PORTFOLIO MANAGER'S COMMENTARY

LIFESTYLE MODERATE

PERFORMANCE: For 2001, the Lifestyle Moderate 460 Trust returned -1.09%, underperforming the 0.33% return of the Lifestyle Moderate Combined Index.

ENVIRONMENT: The major domestic and international equity indexes posted double digit declines in 2001. The S&P 500 Index fell -11.88%. Real Estate was the only equity class to post positive returns. Mid-cap and small-cap equities outperformed large-caps. Within all asset classes, value outperformed growth. MSCI EAFE, the Index of International stocks fell furthest with a -21.21% decline. Domestic equities registered consecutive yearly losses for the first time in 3 decades. Losses were spurred by the bursting of the tech bubble, an industrial recession and capped by the tragic events of September 11. In response, the U.S. Federal Reserve and its international counterparts lowered interest rates aggressively. Treasury bill rates fell to a 40-year low of 1.75%, pushing intermediate term bonds significantly higher, the best performance among fixed income securities. Higher default risks from the economic slowdown caused lower credit qualities and high yield bonds to underperform. Relative to their categories, the Trust had positive contributions from the International Value and U.S. Large Cap Value Trusts. Negative contributions came from growth-oriented portfolios including Growth and Blue Chip Growth Trusts. Within the fixed income allocation, negative contributions from U.S. Government Securities, Total Return and High Yield Trusts were only partially offset by the positive contribution of the Investment Quality Bond Trust.

OUTLOOK: The Trust's diversification across fixed income, equity and management styles continues to lessen volatility particularly relative to the headline equity indexes. The Trust is, as always, fully invested. Falling inventory levels, declining energy costs, lower mortgage rates, U.S. Federal Reserve monetary stimulus and domestic fiscal spending on tax cuts and homeland security point to renewed domestic economic strength and brighter prospects globally later in 2002. Our goal in being fully diversified is to participate in the recovery regardless of which asset classes lead going forward.

                                       lxv

                        LIFESTYLE CONSERVATIVE 280 TRUST

INVESTMENT OBJECTIVE &   To provide a high level of current income with some
  POLICIES:              consideration given to growth of capital by investing
                         approximately 80% of the portfolio's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 20% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                       [LIFESTYLE CONSERVATIVE 280 TRUST]

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
Periods Ending December 31, 2001                              1 Year           Inception                    Inception
Lehman Brothers Government/Credit Bond Index*                  8.51%              7.36%                       42.66%
Lifestyle Conservative Composite Index+*                       3.43%              6.07%                       34.27%
Lifestyle Conservative Combined Index++*                       4.35%              6.09%                       34.38%
Lifestyle Conservative 280 Trust                               3.30%              7.47%                       43.19%

 + The Lifestyle Conservative Composite Index is a blend of returns of the previous benchmark, the Lehman Brothers Government/Credit Bond Index since inception and the new blended benchmark (15% Russell 1000 Index, 5% MSCI EAFE Index, 65% Lehman Brothers IT Government/Credit Bond Index, and 15% of the 3-month Treasury Bill) since May 1, 1999. The Lifestyle Conservative Composite Index was prepared by the adviser using Ibbotson Associates Software and Data.
++ The Lifestyle Conservative Combined Index is a blend of returns of the previous benchmark, the Lehman Brothers Government/Credit Bond Index since inception and the Policy Weight Benchmark (10% Russell 1000 Index, 5% MSCI EAFE Index, 25% Lehman Brothers IT Government/Credit Bond Index, 2% Lehman Brothers LT Government/Credit Bond Index, 30% Lehman Brothers 1-3 Year Government Bond Index, 8% Salomon Brothers High Yield Index, 5% NAREIT Index, 15% Salomon Brothers 3-month T-Bill) since May 1, 1999 and thereafter. The Lifestyle Conservative Combined Index was prepared by the adviser using Ibbotson Associates Software and Data. The Lifestyle Conservative Combined Index is being added to more accurately reflect the investment objective of the Trust.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                                       lxvi

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2001, the Lifestyle Conservative 280 Trust returned 3.30%, underperforming the 4.35% return of the Lifestyle Conservative Combined Index.

ENVIRONMENT: Even though the U.S. Federal Reserve cut interest rates 11 times to a post-war low of 1.75%, this did little to lure investors back into equities in 2001. Bonds benefited from the uncertainty of equity markets as investors flocked to this safe haven throughout the year. Within investment-grade fixed income markets, intermediate-term bonds emerged on top, as the Lehman Brothers Intermediate-Term Government/Credit Bond Index returned 8.98%. Despite the U.S. Treasury's fourth quarter announcement that long bonds will no longer be issued, the Lehman Brothers Long-Term Government/Credit Bond Index returned 7.26%, taking a back seat to intermediate term issues. Apart from investment grade issues, high yield bonds also managed to finish the year in positive territory, as the Salomon Brothers High Yield Index posted returns of 5.44% for the year. Within equities, Real Estate securities emerged as the best performing asset class, as the NAREIT Equity Index posted a return of 13.93% for 2001. In contrast, foreign equities did not perform well as the MSCI EAFE Index posted a return of -21.21%. On a market capitalization basis, small company stocks outperformed their large cap counterparts, while on a style basis; value-oriented stocks outperformed their growth counterparts.

Within fixed income, relative underperformance from High Yield, Diversified Bond, U.S. Government Securities and Total Return Trusts served as the main detractors of performance. In regard to the non-fixed income allocations, value-oriented Trusts including U.S. Large Cap Value and Fundamental Value managed to slightly offset negative contributions from the Real Estate Securities and International Stock Trusts.

OUTLOOK: The Trust's diversification across fixed income and equities should continue to provide low volatility appreciation going forward. The Trust is, as always, fully invested. Falling inventory levels, declining energy costs, lower mortgage rates, US Federal Reserve monetary stimulus and domestic fiscal spending on tax cuts and homeland security point to renewed domestic economic strength and brighter prospects globally later in 2002. Our goal in being fully diversified is to participate in the recovery regardless of which asset classes lead going forward.

                                       lxvii

 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Board of Trustees of Manufacturers Investment Trust and
Shareholders of the Portfolios Constituting the Manufactures Investment Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Internet Technologies, Pacific Rim Emerging Markets, Telecommunications, Science & Technology, International Small Cap, Health Sciences, Aggressive Growth, Emerging Small Company, Small Company Blend, Dynamic Growth, Mid Cap Growth, Mid Cap Opportunities, Mid Cap Stock, All Cap Growth, Financial Services, Overseas, International Stock, International Value, Capital Appreciation, Strategic Opportunities (formerly Mid Cap Blend), Quantitative Mid Cap, Global Equity, Strategic Growth, Growth, Large Cap Growth, All Cap Value, Capital Opportunities, Quantitative Equity, Blue Chip Growth, Utilities, Real Estate Securities, Small Company Value, Mid Cap Value, Value, Equity Index, Tactical Allocation, Fundamental Value, Growth & Income, U.S. Large Cap Value, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Global Bond, Total Return, Investment Quality Bond, Diversified Bond, U.S. Government Securities, Money Market, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index, 500 Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, (60 of the 67 funds comprising Manufacturers Investment Trust, hereafter referred to as the "Trust") at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

BALTIMORE, MARYLAND
February 20, 2002

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                 INTERNET       PACIFIC RIM            TELE-          SCIENCE &
                                                               TECHNOLOGIES   EMERGING MARKETS    COMMUNICATIONS      TECHNOLOGY
                                                                  TRUST            TRUST               TRUST            TRUST
                                                             ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)             $    42,456,706   $    59,546,513   $    18,272,010   $   762,976,487
Repurchase agreements, at value                                    2,677,000           384,000         3,208,000        18,834,000
Cash                                                                     493               557               665               989
Foreign currency                                                          --           279,251                --                --
Receivables:
     Forward foreign currency contracts (Note 7)                          --                --                90                --
     Investments sold                                                     --                --                --         7,459,905
     Fund shares sold                                                 36,633                --            47,090                --
     Dividends and interest                                            1,158             5,656             6,830           250,489
     Foreign tax withholding reclaims                                     --                --                76                --
Other assets                                                             130               208                34             2,802
                                                             ---------------   ---------------   ---------------   ---------------
     TOTAL ASSETS                                                 45,172,120        60,216,185        21,534,795       789,524,672
                                                             ---------------   ---------------   ---------------   ---------------
LIABILITIES
Payables:
     Forward foreign currency contracts (Note 7)                          --                --                28                --
     Investments purchased                                             1,151                --           386,651         1,677,588
     Fund shares redeemed                                                 --         1,120,081                --         1,967,450
     Dividend and interest withholding tax                                --               796               104             8,643
     Other payables and accrued expenses                               7,573            22,457             3,675           126,944
     Collateral for securities lending                             3,965,425         3,091,805         4,218,216        56,157,114
Written options outstanding, at value: (premiums
     received: $8,372 in the Telecommunications Trust)
     (Note 3)                                                             --                --             8,260                --
                                                             ---------------   ---------------   ---------------   ---------------
     TOTAL LIABILITIES                                             3,974,149         4,235,139         4,616,934        59,937,739
                                                             ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                   $    41,197,971   $    55,981,046   $    16,917,861   $   729,586,933
                                                             ===============   ===============   ===============   ===============

Net assets consist of:
Undistributed net investment income (loss)                                --   $        67,950             ($694)               --
Accumulated undistributed net realized loss on
     investments, options, foreign currency and forward
     foreign currency contracts                                  (43,634,983)       (9,880,468)       (2,993,917)     (752,454,521)
Unrealized appreciation (depreciation) on:
     Investments                                                 (20,473,426)      (12,292,236)       (2,469,458)      (91,481,827)
     Written options contracts                                            --                --               112                --
     Foreign currency and forward foreign currency
     contracts                                                            --            (2,678)                2                --
Capital shares at par value of $.01                                  108,562            84,143            21,338           568,498
Additional paid-in capital                                       105,197,818        78,004,335        22,360,478     1,572,954,783
                                                             ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                   $    41,197,971   $    55,981,046   $    16,917,861   $   729,586,933
                                                             ===============   ===============   ===============   ===============
Capital shares outstanding                                        10,856,226         8,414,257         2,133,785        56,849,781
                                                             ---------------   ---------------   ---------------   ---------------
Net asset value, offering price and redemption price
     per share                                               $          3.79   $          6.65   $          7.93   $         12.83
                                                             ===============   ===============   ===============   ===============
Investments in securities, including repurchase agreements,
     at identified cost                                      $    65,607,132   $    72,222,749   $    23,949,468   $   873,292,314
                                                             ---------------   ---------------   ---------------   ---------------
Investments in foreign currency, at identified cost                       --   $       281,915                --                --
                                                             ===============   ===============   ===============   ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                 INTERNATIONAL        HEALTH         AGGRESSIVE         EMERGING
                                                                   SMALL CAP         SCIENCES          GROWTH        SMALL COMPANY
                                                                     TRUST            TRUST            TRUST             TRUST
                                                                 -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                 $ 140,686,961    $  65,381,394    $ 359,589,940    $ 444,001,835
Repurchase agreements, at value                                     12,830,000        1,517,000               --       57,007,000
Cash                                                                    36,677              802            1,578              198
Foreign currency                                                       801,372               --               --               12
Receivables:
     Forward foreign currency contracts (Note 7)                        19,485              589               --               --
     Investments sold                                                1,728,904          162,012          210,860           92,250
     Fund shares sold                                                       --          229,226           51,307               --
     Dividends and interest                                            104,977           17,569           31,184           67,841
     Foreign tax withholding reclaims                                   52,740               --               --               --
Other assets                                                               586               44            1,019            1,390
                                                                 -------------    -------------    -------------    -------------
     TOTAL ASSETS                                                  156,261,702       67,308,636      359,885,888      501,170,526
                                                                 -------------    -------------    -------------    -------------
LIABILITIES
Payables:
     Forward foreign currency contracts (Note 7)                         9,287               --               --               --
     Investments purchased                                           7,866,347        3,450,237               --          254,817
     Fund shares redeemed                                            1,828,466               --               --        1,023,540
     Dividend and interest withholding tax                               5,300               23               --               --
     Other payables and accrued expenses                               101,763            7,209           51,229           69,282
     Collateral for securities lending                                      --       12,283,625       50,088,567       52,149,627
                                                                 -------------    -------------    -------------    -------------
     TOTAL LIABILITIES                                               9,811,163       15,741,094       50,139,796       53,497,266
                                                                 -------------    -------------    -------------    -------------
NET ASSETS                                                       $ 146,450,539    $  51,567,542    $ 309,746,092    $ 447,673,260
                                                                 =============    =============    =============    =============

Net assets consist of:
Undistributed net investment loss                                     ($10,677)           ($588)              --    $      62,894
Accumulated undistributed net realized loss on
     investments, foreign currency and forward foreign
     currency contracts                                           (118,056,003)        (257,609)    (102,177,519)     (25,113,812)
Unrealized appreciation (depreciation) on:
     Investments                                                      (511,409)       2,704,285          682,899       16,856,622
     Foreign currency and forward foreign currency contracts            (4,469)            (368)              --               --
Capital shares at par value of $.01                                    129,612           38,081          234,302          171,773
Additional paid-in capital                                         264,903,485       49,083,741      411,006,410      455,695,783
                                                                 -------------    -------------    -------------    -------------
NET ASSETS                                                       $ 146,450,539    $  51,567,542    $ 309,746,092    $ 447,673,260
                                                                 =============    =============    =============    =============
Capital shares outstanding                                          12,961,195        3,808,068       23,430,185       17,177,323
                                                                 -------------    -------------    -------------    -------------
Net asset value, offering price and redemption price per share   $       11.30    $       13.54    $       13.22    $       26.06
                                                                 =============    =============    =============    =============
Investments in securities, including repurchase agreements, at
     identified cost                                             $ 154,028,370    $  64,194,109    $ 358,907,041    $ 484,152,213
                                                                 -------------    -------------    -------------    -------------
Investments in foreign currency, at identified cost              $     794,813               --               --    $          12
                                                                 =============    =============    =============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                               SMALL COMPANY         DYNAMIC           MID CAP          MID CAP
                                                                   BLEND             GROWTH            GROWTH        OPPORTUNITIES
                                                                   TRUST             TRUST             TRUST             TRUST
                                                               -------------     -------------     -------------     -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)               $ 189,178,241     $ 155,530,745     $  37,264,464     $  35,864,699
Repurchase agreements, at value                                   12,039,000        11,378,000         1,839,000           816,000
Cash                                                                     412               403             1,337               180
Foreign currency                                                          --                --               342                --
Receivables:
     Investments sold                                                163,036                --             9,691            64,932
     Fund shares sold                                                     --           170,829                --           166,317
     Dividends and interest                                          146,047            13,559             7,693             9,149
     Foreign tax withholding reclaims                                    534                --                --                --
Other assets                                                             351               402                54                57
                                                               -------------     -------------     -------------     -------------
     TOTAL ASSETS                                                201,527,621       167,093,938        39,122,581        36,921,334
                                                               -------------     -------------     -------------     -------------
LIABILITIES
Payables:
     Investments purchased                                           415,267         2,001,177            46,558            30,884
     Fund shares redeemed                                          1,068,833                --           219,562                --
     Dividend and interest withholding tax                               132                --                --                18
     Other payables and accrued expenses                              24,053            22,177             6,751             6,841
     Collateral for securities lending                            38,769,369        32,361,297         7,479,406         7,327,218
                                                               -------------     -------------     -------------     -------------
     TOTAL LIABILITIES                                            40,277,654        34,384,651         7,752,277         7,364,961
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 161,249,967     $ 132,709,287     $  31,370,304     $  29,556,373
                                                               =============     =============     =============     =============
Net assets consist of:
Undistributed net investment income (loss)                     $     356,978                --             ($232)               --
Accumulated undistributed net realized loss on
     investments, foreign currency and forward foreign
     currency contracts                                          (21,557,589)     (118,166,286)       (1,891,842)       (3,337,349)
Unrealized appreciation (depreciation) on:
     Investments                                                  (7,244,194)       (8,886,927)         (690,519)        1,061,082
     Foreign currency and forward foreign currency
     contracts                                                            --                --                (2)               --
Capital shares at par value of $.01                                  146,860           278,571            29,967            27,909
Additional paid-in capital                                       189,547,912       259,483,929        33,922,932        31,804,731
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 161,249,967     $ 132,709,287     $  31,370,304     $  29,556,373
                                                               =============     =============     =============     =============
Capital shares outstanding                                        14,686,000        27,857,124         2,996,666         2,790,876
                                                               -------------     -------------     -------------     -------------
Net asset value, offering price and redemption price
     per share                                                 $       10.98     $        4.76     $       10.47     $       10.59
                                                               =============     =============     =============     =============
Investments in securities, including repurchase agreements,
     at identified cost                                        $ 208,461,435     $ 175,795,672     $  39,793,983     $  35,619,617
                                                               -------------     -------------     -------------     -------------
Investments in foreign currency, at identified cost                       --                --     $         342                --
                                                               =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                  MID CAP           ALL CAP          FINANCIAL
                                                                   STOCK            GROWTH           SERVICES           OVERSEAS
                                                                   TRUST             TRUST             TRUST             TRUST
                                                               -------------     -------------     -------------     -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)               $ 164,665,578     $ 685,374,182     $  31,242,607     $ 398,505,309
Repurchase agreements, at value                                   11,902,000                --                --        57,207,000
Cash                                                                     588             1,856             1,844             1,220
Foreign currency                                                          --                --                --         9,292,780
Receivables:
     Forward foreign currency contracts (Note 7)                          --                --                --             2,117
     Investments sold                                                534,226           907,800           112,295           298,349
     Fund shares sold                                                     --                --           126,810                --
     Dividends and interest                                           37,988           133,474            22,624           159,663
     Foreign tax withholding reclaims                                     --             1,131                --            96,518
Other assets                                                             358             2,157                29               780
                                                               -------------     -------------     -------------     -------------
     TOTAL ASSETS                                                177,140,738       686,420,600        31,506,209       465,563,736
                                                               -------------     -------------     -------------     -------------
LIABILITIES
Payables:
     Investments purchased                                         5,786,779         2,848,781         1,114,472         2,305,910
     Fund shares redeemed                                            161,679         6,141,885                --         5,737,574
     Variation margin for open futures contracts                          --                --                --           115,394
     Dividend and interest withholding tax                                --                --                --            16,160
     Other payables and accrued expenses                              19,448           101,771             4,037           104,023
     Collateral for securities lending                            17,440,975        39,449,488         5,547,840        28,373,929
                                                               -------------     -------------     -------------     -------------
     TOTAL LIABILITIES                                            23,408,881        48,541,925         6,666,349        36,652,990
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 153,731,857     $ 637,878,675     $  24,839,860     $ 428,910,746
                                                               =============     =============     =============     =============

Net assets consist of:
Undistributed net investment income (loss)                                --                --             ($152)    $   2,259,971
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts                      (29,399,482)     (179,858,122)         (374,402)     (101,355,528)
Unrealized appreciation (depreciation) on:
     Investments                                                  13,819,303        (2,126,723)         (138,896)      (51,802,452)
     Futures contracts                                                    --                --                --          (141,107)
     Foreign currency and forward foreign currency
     contracts                                                            --                --                (5)         (102,881)
Capital shares at par value of $.01                                  142,688           432,429            21,352           501,077
Additional paid-in capital                                       169,169,348       819,431,091        25,331,963       579,551,666
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 153,731,857     $ 637,878,675     $  24,839,860     $ 428,910,746
                                                               =============     =============     =============     =============
Capital shares outstanding                                        14,268,766        43,242,893         2,135,155        50,107,670
                                                               -------------     -------------     -------------     -------------
Net asset value, offering price and redemption price
     per share                                                 $       10.77     $       14.75     $       11.63     $        8.56
                                                               =============     =============     =============     =============
Investments in securities, including repurchase agreements,
     at identified cost                                        $ 162,748,275     $ 687,500,905     $  31,381,503     $ 507,514,761
                                                               -------------     -------------     -------------     -------------
Investments in foreign currency, at identified cost                       --                --                --     $   9,393,107
                                                               =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                               INTERNATIONAL     INTERNATIONAL        CAPITAL          STRATEGIC
                                                                   STOCK             VALUE         APPRECIATION      OPPORTUNITIES
                                                                   TRUST             TRUST             TRUST             TRUST
                                                              ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)              $   297,790,952   $   202,730,276   $    47,067,159   $ 1,152,420,629
Repurchase agreements, at value                                    10,043,000        20,652,000                --        32,750,000
Cash                                                                    3,682             2,341               872               698
Foreign currency                                                    1,401,917           741,352                --                --
Receivables:
     Forward foreign currency contracts (Note 7)                        5,489               104                --                --
     Investments sold                                                      --                --           205,147        28,349,996
     Fund shares sold                                                      --                --           149,487                --
     Dividends and interest                                           140,884           294,360            34,649           150,425
     Foreign tax withholding reclaims                                  89,494           113,901                --                --
Other assets                                                              803               501                61             3,840
                                                              ---------------   ---------------   ---------------   ---------------
     TOTAL ASSETS                                                 309,476,221       224,534,835        47,457,375     1,213,675,588
                                                              ---------------   ---------------   ---------------   ---------------
LIABILITIES
Payables:
     Forward foreign currency contracts (Note 7)                           --               906                --                --
     Investments purchased                                          1,429,577         2,083,512           515,134        41,156,758
     Fund shares redeemed                                           1,942,435         3,677,372                --         7,634,040
     Dividend and interest withholding tax                             15,625            29,852               253                --
     Other payables and accrued expenses                               66,056            41,024             7,979           163,918
     Collateral for securities lending                             40,669,362        10,471,926         6,731,614       107,435,926
                                                              ---------------   ---------------   ---------------   ---------------
     TOTAL LIABILITIES                                             44,123,055        16,304,592         7,254,980       156,390,642
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                    $   265,353,166   $   208,230,243   $    40,202,395   $ 1,057,284,946
                                                              ===============   ===============   ===============   ===============

Net assets consist of:
Undistributed net investment income (loss)                    $     1,140,094   $     1,856,849                --                --
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts                       (22,735,236)       (8,956,838)       (4,797,371)     (370,858,699)
Unrealized appreciation (depreciation) on:
     Investments                                                  (46,102,592)      (15,834,145)          172,304        29,391,258
     Foreign currency and forward foreign currency contracts            3,242             2,913                --                --
Capital shares at par value of $.01                                   276,776           197,550            44,906           836,744
Additional paid-in capital                                        332,770,882       230,963,914        44,782,556     1,397,915,643
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                    $   265,353,166   $   208,230,243   $    40,202,395   $ 1,057,284,946
                                                              ===============   ===============   ===============   ===============
Capital shares outstanding                                         27,677,630        19,754,956         4,490,554        83,674,359
                                                              ---------------   ---------------   ---------------   ---------------
Net asset value, offering price and redemption price
     per share                                                $          9.59   $         10.54   $          8.95   $         12.64
                                                              ===============   ===============   ===============   ===============
Investments in securities, including repurchase agreements,
     at identified cost                                       $   353,936,544   $   239,216,421   $    46,894,855   $ 1,155,779,371
                                                              ---------------   ---------------   ---------------   ---------------
Investments in foreign currency, at identified cost           $     1,395,137   $       739,639                --                --
                                                              ===============   ===============   ===============   ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                QUANTITATIVE         GLOBAL          STRATEGIC
                                                                   MID CAP           EQUITY           GROWTH            GROWTH
                                                                   TRUST             TRUST             TRUST             TRUST
                                                               -------------     -------------     -------------     -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)               $  92,506,687     $ 547,298,381     $ 110,796,921     $ 523,038,519
Repurchase agreements, at value                                    9,877,000         5,916,000                --         2,315,000
Cash                                                                     657               853           203,248                64
Foreign currency                                                          --         1,390,150                --                --
Receivables:
     Forward foreign currency contracts (Note 7)                          --               184               233                --
     Investments sold                                              1,139,358         1,620,273            72,206                --
     Fund shares sold                                                     --                --           319,642         1,105,286
     Dividends and interest                                           49,543           736,922            55,164           301,560
     Foreign tax withholding reclaims                                     --           209,773                --               160
Other assets                                                           3,867             1,859               133             1,607
                                                               -------------     -------------     -------------     -------------
     TOTAL ASSETS                                                103,577,112       557,174,395       111,447,547       526,762,196
                                                               -------------     -------------     -------------     -------------
LIABILITIES
Payables:
     Forward foreign currency contracts (Note 7)                          --               525                --                --
     Investments purchased                                         3,561,192         2,456,393         4,890,464                --
     Fund shares redeemed                                            454,009         7,835,091                --                --
     Dividend and interest withholding tax                                --             1,956               494                --
     Other payables and accrued expenses                              16,173           108,137            14,009            76,590
     Collateral for securities lending                                    --        18,745,438        15,149,894        32,162,410
                                                               -------------     -------------     -------------     -------------
     TOTAL LIABILITIES                                             4,031,374        29,147,540        20,054,861        32,239,000
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $  99,545,738     $ 528,026,855     $  91,392,686     $ 494,523,196
                                                               =============     =============     =============     =============

Net assets consist of:
Undistributed net investment income (loss)                                --     $   6,120,122             ($233)               --
Accumulated undistributed net realized loss on
     investments, foreign currency and forward foreign
     currency contracts                                          (24,322,190)      (42,297,184)       (5,627,819)     (208,863,426)
Unrealized appreciation (depreciation) on:
     Investments                                                   3,192,793       (14,546,951)        1,980,219       (42,544,599)
     Foreign currency and forward foreign currency
     contracts                                                            --           (33,017)              104               (18)
Capital shares at par value of $.01                                   97,623           406,213            82,941           354,432
Additional paid-in capital                                       120,577,512       578,377,672        94,957,474       745,576,807
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $  99,545,738     $ 528,026,855     $  91,392,686     $ 494,523,196
                                                               =============     =============     =============     =============
Capital shares outstanding                                         9,762,329        40,621,283         8,294,124        35,443,237
                                                               -------------     -------------     -------------     -------------
Net asset value, offering price and redemption price
     per share                                                 $       10.20     $       13.00     $       11.02     $       13.95
                                                               =============     =============     =============     =============
Investments in securities, including repurchase agreements,
     at identified cost                                        $  99,190,894     $ 567,761,332     $ 108,816,702     $ 567,898,118
                                                               -------------     -------------     -------------     -------------
Investments in foreign currency, at identified cost                       --     $   1,410,948                --                --
                                                               =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                  LARGE CAP         ALL CAP           CAPITAL        QUANTITATIVE
                                                                   GROWTH            VALUE         OPPORTUNITIES         EQUITY
                                                                   TRUST             TRUST             TRUST             TRUST
                                                               -------------     -------------     -------------     -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)               $ 503,741,977     $  22,386,949     $  43,301,898     $ 457,302,990
Repurchase agreements, at value                                   32,379,000                --                --        13,083,000
Cash                                                                     875                --           541,463               551
Foreign currency                                                      21,944                --                17                --
Receivables:
     Forward foreign currency contracts (Note 7)                         125                --               332                --
     Investments sold                                              3,853,513           100,953           113,715           983,455
     Fund shares sold                                                     --            87,749            80,420                --
     Dividends and interest                                          441,791             5,776            20,138           261,738
     Foreign tax withholding reclaims                                  5,673                --                --                --
Other assets                                                           1,490                28                36             1,556
                                                               -------------     -------------     -------------     -------------
     TOTAL ASSETS                                                540,446,388        22,581,455        44,058,019       471,633,290
                                                               -------------     -------------     -------------     -------------
LIABILITIES
Payables:
     Forward foreign currency contracts (Note 7)                       1,539                --               128                --
     Investments purchased                                        12,022,014         1,371,672         4,195,916         3,047,863
     Fund shares redeemed                                            511,625                --                --         2,883,748
     Dividend and interest withholding tax                                --                --               376               694
     Due to custodian                                                     --               303                --                --
     Other payables and accrued expenses                              74,454             4,298             7,712            77,138
     Collateral for securities lending                            31,787,586           328,660         6,426,296        17,621,359
                                                               -------------     -------------     -------------     -------------
     TOTAL LIABILITIES                                            44,397,218         1,704,933        10,630,428        23,630,802
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 496,049,170     $  20,876,522     $  33,427,591     $ 448,002,488
                                                               =============     =============     =============     =============
Net assets consist of:
Undistributed net investment income (loss)                     $   1,467,318     $         841     $          15     $   1,077,630
Accumulated undistributed net realized loss on
     investments, foreign currency and forward foreign
     currency contracts                                         (119,705,697)         (308,445)       (2,228,205)     (134,094,952)
Unrealized appreciation (depreciation) on:
     Investments                                                 (31,010,047)          861,766         1,391,164       (10,088,206)
     Foreign currency and forward foreign currency
     contracts                                                          (507)               --               (14)               --
Capital shares at par value of $.01                                  501,620            16,550            31,246           260,505
Additional paid-in capital                                       644,796,483        20,305,810        34,233,385       590,847,511
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 496,049,170     $  20,876,522     $  33,427,591     $ 448,002,488
                                                               =============     =============     =============     =============
Capital shares outstanding                                        50,162,031         1,654,981         3,124,556        26,050,477
                                                               -------------     -------------     -------------     -------------
Net asset value, offering price and redemption price
     per share                                                 $        9.89     $       12.61     $       10.70     $       17.20
                                                               =============     =============     =============     =============
Investments in securities, including repurchase agreements,
     at identified cost                                        $ 567,131,024     $  21,525,183     $  41,910,734     $ 480,474,196
                                                               -------------     -------------     -------------     -------------
Investments in foreign currency, at identified cost            $      21,902                --     $          18                --
                                                               =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                 BLUE CHIP                        REAL ESTATE      SMALL COMPANY
                                                                  GROWTH          UTILITIES        SECURITIES           VALUE
                                                                  TRUST             TRUST             TRUST             TRUST
                                                             ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)             $ 1,701,539,112   $    22,419,357   $   217,583,877   $   234,906,591
Repurchase agreements, at value                                    2,887,000                --        14,664,000         2,242,000
Cash                                                                     383           192,223               717                --
Receivables:
     Investments sold                                                     --           115,808         1,176,016            59,792
     Fund shares sold                                                     --           434,740                --                --
     Dividends and interest                                        1,291,630            27,968         1,377,858           209,024
Other assets                                                           5,146                61               662               406
                                                             ---------------   ---------------   ---------------   ---------------
     TOTAL ASSETS                                              1,705,723,271        23,190,157       234,803,130       237,417,813
                                                             ---------------   ---------------   ---------------   ---------------
LIABILITIES
Payables:
     Forward foreign currency contracts (Note 7)                          --               231                --                --
     Investments purchased                                         2,681,548           921,238         3,374,260         2,177,161
     Fund shares redeemed                                          1,456,759                --           647,467         2,508,119
     Dividend and interest withholding tax                            11,204               501             5,700                --
     Due to custodian                                                     --                --                --            15,197
     Other payables and accrued expenses                             236,637             6,595            33,497            25,234
     Collateral for securities lending                            68,143,336         4,001,700         9,822,952        19,646,466
                                                             ---------------   ---------------   ---------------   ---------------
     TOTAL LIABILITIES                                            72,529,484         4,930,265        13,883,876        24,372,177
                                                             ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                   $ 1,633,193,787   $    18,259,892   $   220,919,254   $   213,045,636
                                                             ===============   ===============   ===============   ===============

Net assets consist of:
Undistributed net investment income (loss)                                --   $           493   $     9,130,356   $     1,019,301
Accumulated undistributed net realized gain (loss) on
     investments, futures, foreign currency
     and forward foreign currency contracts                      (74,691,800)       (2,440,628)      (17,246,750)          803,273
Unrealized appreciation (depreciation) on:
     Investments                                                  83,406,669          (856,621)       11,480,516        11,316,339
     Foreign currency and forward foreign currency
     contracts                                                            --                47                --                --
Capital shares at par value of $.01                                1,031,623            19,649           142,380           154,370
Additional paid-in capital                                     1,623,447,295        21,536,952       217,412,752       199,752,353
                                                             ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                   $ 1,633,193,787   $    18,259,892   $   220,919,254   $   213,045,636
                                                             ===============   ===============   ===============   ===============
Capital shares outstanding                                       103,162,287         1,964,877        14,238,022        15,436,954
                                                             ---------------   ---------------   ---------------   ---------------
Net asset value, offering price and redemption price
     per share                                               $         15.83   $          9.29   $         15.52   $         13.80
                                                             ===============   ===============   ===============   ===============
Investments in securities, including repurchase agreements,
     at identified cost                                      $ 1,621,019,443   $    23,275,978   $   220,767,361   $   225,832,252
                                                             ===============   ===============   ===============   ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                  MID CAP                             EQUITY           TACTICAL
                                                                   VALUE             VALUE            INDEX          ALLOCATION
                                                                   TRUST             TRUST            TRUST             TRUST
                                                               -------------     -------------    -------------     -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)               $  94,888,482     $ 359,876,300    $ 105,137,281     $  74,239,636
Repurchase agreements, at value                                    6,064,000         4,538,000          522,000           339,000
Cash                                                                     101                98            3,137                22
Receivables:
     Investments sold                                                     --                --               --             7,986
     Fund shares sold                                                485,469            54,722           75,336            94,176
     Dividends and interest                                           75,489           320,461          103,896            73,158
Other assets                                                              64               833              315               169
                                                               -------------     -------------    -------------     -------------
     TOTAL ASSETS                                                101,513,605       364,790,414      105,841,965        74,754,147
                                                               -------------     -------------    -------------     -------------
LIABILITIES
Payables:
     Investments purchased                                         1,895,126         1,111,429           70,130           355,068
     Variation margin for open futures contracts                          --                --            5,050                --
     Other payables and accrued expenses                               8,043            42,564           46,736            24,816
     Collateral for securities lending                            18,873,248         3,609,355        2,712,585           659,900
                                                               -------------     -------------    -------------     -------------
     TOTAL LIABILITIES                                            20,776,417         4,763,348        2,834,501         1,039,784
                                                               -------------     -------------    -------------     -------------
NET ASSETS                                                     $  80,737,188     $ 360,027,066    $ 103,007,464     $  73,714,363
                                                               =============     =============    =============     =============

Net assets consist of:
Undistributed net investment income                            $       7,042         2,730,137    $   1,019,639     $       1,756
Accumulated undistributed net realized gain (loss) on
     investments and futures                                        (470,630)        1,368,679         (793,781)       (5,638,199)
Unrealized appreciation (depreciation) on:
     Investments                                                   3,882,505        16,706,557       (5,245,909)       (6,967,696)
     Futures contracts                                                    --                --            1,834                --
Capital shares at par value of $.01                                   61,827           218,546           73,563            73,420
Additional paid-in capital                                        77,256,444       339,003,147      107,952,118        86,245,082
                                                               -------------     -------------    -------------     -------------
NET ASSETS                                                     $  80,737,188     $ 360,027,066    $ 103,007,464     $  73,714,363
                                                               =============     =============    =============     =============
Capital shares outstanding                                         6,182,654        21,854,584        7,356,344         7,342,003
                                                               -------------     -------------    -------------     -------------
Net asset value, offering price and redemption price
     per share                                                 $       13.06     $       16.47    $       14.00     $       10.04
                                                               =============     =============    =============     =============
Investments in securities, including repurchase agreements,
     at identified cost                                        $  97,069,977     $ 347,707,743    $ 110,905,190     $  81,546,332
                                                               =============     =============    =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                 FUNDAMENTAL        GROWTH &        U.S. LARGE         EQUITY-
                                                                   VALUE            INCOME          CAP VALUE          INCOME
                                                                   TRUST            TRUST             TRUST            TRUST
                                                              --------------    --------------   --------------    --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)              $  129,075,994    $2,367,648,735   $  524,921,231    $1,173,076,554
Repurchase agreements, at value                                           --        27,683,000       17,777,000        12,674,000
Cash                                                                   1,737                45              893               776
Receivables:
     Investments sold                                                     --                --        1,954,538                --
     Fund shares sold                                                376,461                --        2,977,603                --
     Dividends and interest                                          129,678         2,332,310          529,427         1,617,367
Other assets                                                              96             7,706            1,313             3,068
                                                              --------------    --------------   --------------    --------------
     TOTAL ASSETS                                                129,583,966     2,397,671,796      548,162,005     1,187,371,765
                                                              --------------    --------------   --------------    --------------
LIABILITIES
Payables:
     Investments purchased                                         3,636,555                --        8,410,880         1,162,835
     Fund shares redeemed                                                 --           132,312               --         2,291,813
     Other payables and accrued expenses                               8,683           352,256           66,296           145,550
     Collateral for securities lending                            14,348,792         9,468,996       21,063,402        36,696,677
                                                              --------------    --------------   --------------    --------------
     TOTAL LIABILITIES                                            17,994,030         9,953,564       29,540,578        40,296,875
                                                              --------------    --------------   --------------    --------------
NET ASSETS                                                    $  111,589,936    $2,387,718,232   $  518,621,427    $1,147,074,890
                                                              ==============    ==============   ==============    ==============

Net assets consist of:
Undistributed net investment income                           $      152,780    $   12,307,222   $    1,472,309    $   15,350,754
Accumulated undistributed net realized gain (loss) on
     investments, foreign currency and forward foreign
     currency contracts                                             (267,391)       74,262,640       (6,139,071)       30,313,167
Unrealized appreciation on investments                               928,953       319,974,640        7,132,501        59,471,834
Capital shares at par value of $.01                                   95,172           998,468          411,321           758,032
Additional paid-in capital                                       110,680,422     1,980,175,262      515,744,367     1,041,181,103
                                                              --------------    --------------   --------------    --------------
NET ASSETS                                                    $  111,589,936    $2,387,718,232   $  518,621,427    $1,147,074,890
                                                              ==============    ==============   ==============    ==============
Capital shares outstanding                                         9,517,205        99,846,848       41,132,116        75,803,169
                                                              --------------    --------------   --------------    --------------
Net asset value, offering price and redemption price
     per share                                                $        11.73    $        23.91   $        12.61    $        15.13
                                                              ==============    ==============   ==============    ==============
Investments in securities, including repurchase agreements,
     at identified cost                                       $  128,147,041    $2,075,357,095   $  535,565,730    $1,126,278,720
                                                              ==============    ==============   ==============    ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                   INCOME &                             HIGH            STRATEGIC
                                                                    VALUE           BALANCED            YIELD             BOND
                                                                    TRUST            TRUST              TRUST             TRUST
                                                                -------------     -------------     -------------     -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                $ 610,665,931     $ 175,194,143     $ 336,346,791     $ 333,244,846
Repurchase agreements, at value                                    23,536,000         4,490,000        20,577,000                --
Cash                                                                      565               635               449            36,659
Receivables:
     Forward foreign currency contracts (Note 7)                           --                --            71,218            39,896
     Investments sold                                               1,551,955           209,551         3,963,812        17,411,445
     Fund shares sold                                               2,434,842                --                --                --
     Variation margin for open futures contracts                           --                --             3,657                --
     Dividends and interest                                         2,394,663           984,881         8,662,945         5,291,512
     Foreign tax withholding reclaims                                   2,774             3,878             2,823             5,321
Other assets                                                            4,302               557               825               932
                                                                -------------     -------------     -------------     -------------
     TOTAL ASSETS                                                 640,591,032       180,883,645       369,629,520       356,030,611
                                                                -------------     -------------     -------------     -------------
LIABILITIES
Payables:
     Forward foreign currency contracts (Note 7)                           --                --                --            49,925
     Investments purchased                                         10,334,330           679,869         3,963,812        30,631,844
     Fund shares redeemed                                                  --            50,501           400,211           102,088
     Dividend and interest withholding tax                                 --               251             2,844             3,793
     Other payables and accrued expenses                               81,606            27,300            45,283            52,203
     Collateral for securities lending                             68,551,777         5,386,232        41,908,191        22,658,604
Deferred mortgage dollar roll income                                       --                --                --            32,944
                                                                -------------     -------------     -------------     -------------
     TOTAL LIABILITIES                                             78,967,713         6,144,153        46,320,341        53,531,401
                                                                -------------     -------------     -------------     -------------
NET ASSETS                                                      $ 561,623,319     $ 174,739,492     $ 323,309,179     $ 302,499,210
                                                                =============     =============     =============     =============

Net assets consist of:
Undistributed net investment income                             $  10,532,305     $   3,966,826     $  29,164,805     $  21,138,844
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts                        (5,596,612)      (42,382,461)      (14,414,747)      (27,225,748)
Unrealized appreciation (depreciation) on:
     Investments                                                   11,195,210        (1,575,858)      (92,882,353)      (15,437,264)
     Futures contracts                                                     --                --            (1,024)               --
     Foreign currency and forward foreign currency contracts             (330)             (438)           69,076           (10,029)
Capital shares at par value of $.01                                   554,357           128,668           327,122           281,758
Additional paid-in capital                                        544,938,389       214,602,755       401,046,300       323,751,649
                                                                -------------     -------------     -------------     -------------
NET ASSETS                                                      $ 561,623,319     $ 174,739,492     $ 323,309,179     $ 302,499,210
                                                                =============     =============     =============     =============
Capital shares outstanding                                         55,435,665        12,866,792        32,712,205        28,175,808
                                                                -------------     -------------     -------------     -------------
Net asset value, offering price and redemption price
     per share                                                  $       10.13     $       13.58     $        9.88     $       10.74
                                                                =============     =============     =============     =============
Investments in securities, including repurchase agreements,
     at identified cost                                         $ 623,006,721     $ 181,260,001     $ 449,806,144     $ 348,682,110
                                                                =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                    GLOBAL            TOTAL         INVESTMENT        DIVERSIFIED
                                                                    BOND             RETURN        QUALITY BOND          BOND
                                                                    TRUST             TRUST            TRUST             TRUST
                                                                -------------     -------------    -------------     -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                $ 178,504,444     $ 873,252,745    $ 446,114,775     $ 343,461,546
Repurchase agreements, at value                                     1,012,000         7,790,000       20,070,000        27,465,000
Cash                                                                      430               703              487               378
Foreign currency                                                    2,188,586           750,607               --                --
Receivables:
     Forward foreign currency contracts (Note 7)                      297,553         1,668,900               --                --
     Investments sold                                              13,329,406         9,241,119           61,690                --
     Fund shares sold                                                  63,774                --           57,544         1,200,421
     Variation margin for open futures contracts                           --           556,700               --                --
     Dividends and interest                                         2,097,093         5,029,695        6,689,242         3,573,874
     Interest on swap agreements                                      203,365         1,107,548               --                --
     Foreign tax withholding reclaims                                   2,746            22,225           16,368               413
Interest rate swap contracts                                          198,607            24,596               --                --
Other assets                                                              314             1,422              985               677
                                                                -------------     -------------    -------------     -------------
     TOTAL ASSETS                                                 197,898,318       899,446,260      473,011,091       375,702,309
                                                                -------------     -------------    -------------     -------------
LIABILITIES
Payables:
     Forward foreign currency contracts (Note 7)                    1,073,498           682,495               --                --
     Investments purchased                                         98,869,670       157,514,677        3,637,292        18,759,422
     Fund shares redeemed                                                  --         1,096,849               --                --
     Interest on swap agreements                                      351,934           999,109               --                --
     Variation margin for open futures contracts                       48,854                --               --                --
     Dividend and interest withholding tax                                 --                --            1,954                --
     Other payables and accrued expenses                               27,372            80,435           58,124            36,473
     Collateral for securities lending                                     --                --       61,662,146        70,164,194
Written options outstanding, at value:  (premiums
     received: $747,289 and $4,170,584 in the Global
     Bond and Total Return Trusts, respectively) (Note 3)             797,333         2,600,802               --                --
                                                                -------------     -------------    -------------     -------------
     TOTAL LIABILITIES                                            101,168,661       162,974,367       65,359,516        88,960,089
                                                                -------------     -------------    -------------     -------------
NET ASSETS                                                      $  96,729,657     $ 736,471,893    $ 407,651,575     $ 286,742,220
                                                                =============     =============    =============     =============

Net assets consist of:
Undistributed net investment income                             $     741,992     $  24,825,101    $  22,927,211     $  13,614,706
Accumulated undistributed net realized gain (loss) on
     investments, futures, options, swaps, foreign currency
     and forward foreign currency contracts                        (6,840,016)       16,435,374      (13,947,131)         (620,832)
Unrealized appreciation (depreciation) on:
     Investments                                                   (2,267,781)        3,911,815       (3,572,124)          763,628
     Futures contracts                                                188,869           110,862               --                --
     Written options contracts                                        (50,044)        1,569,782               --                --
     Interest rate swap agreements                                    198,607            24,596               --                --
     Foreign currency and forward foreign currency contracts         (591,959)        1,003,546               --               (49)
Capital shares at par value of $.01                                    84,230           530,629          344,031           270,790
Additional paid-in capital                                        105,265,759       688,060,188      401,899,588       272,713,977
                                                                -------------     -------------    -------------     -------------
NET ASSETS                                                      $  96,729,657     $ 736,471,893    $ 407,651,575     $ 286,742,220
                                                                =============     =============    =============     =============
Capital shares outstanding                                          8,423,017        53,062,926       34,403,084        27,079,021
                                                                -------------     -------------    -------------     -------------
Net asset value, offering price and redemption price
     per share                                                  $       11.48     $       13.88    $       11.85     $       10.59
                                                                =============     =============    =============     =============
Investments in securities, including repurchase agreements,
     at identified cost                                         $ 181,784,225     $ 877,130,930    $ 469,756,899     $ 370,162,918
                                                                -------------     -------------    -------------     -------------
Investments in foreign currency, at identified cost             $   2,240,348     $     734,402               --                --
                                                                =============     =============    =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                              U.S. GOVERNMENT        MONEY           SMALL CAP       INTERNATIONAL
                                                                 SECURITIES          MARKET            INDEX            INDEX
                                                                   TRUST             TRUST             TRUST            TRUST
                                                               --------------    --------------   --------------    --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)               $  591,860,397    $1,381,824,743   $   56,415,553    $   50,775,838
Repurchase agreements, at value                                   115,844,000        66,894,000        5,183,000         1,469,000
Cash                                                                      682                96              134               557
Foreign currency                                                           --                --               --           132,244
Receivables:
     Investments sold                                                     938                --               15                --
     Fund shares sold                                                      --        36,128,959          837,614           110,132
     Variation margin for open futures contracts                       51,563                --               --                --
     Dividends and interest                                         2,814,997             2,843           50,403            28,053
     Foreign tax withholding reclaims                                      --                --               --            17,442
Other assets                                                            1,194             3,363              122               139
                                                               --------------    --------------   --------------    --------------
     TOTAL ASSETS                                                 710,573,771     1,484,854,004       62,486,841        52,533,405
                                                               --------------    --------------   --------------    --------------
LIABILITIES
Payables:
     Forward foreign currency contracts (Note 7)                           --                --               --                 1
     Investments purchased                                        150,891,608                --               --                --
     Fund shares redeemed                                             975,337                --               --                --
     Variation margin for open futures contracts                           --                --           51,700             5,460
     Dividend and interest withholding tax                                 --                --               --             2,781
     Other payables and accrued expenses                               69,037           160,449            6,509             7,276
     Collateral for securities lending                                     --                --       12,148,812         2,845,085
Deferred mortgage dollar roll income                                  245,293                --               --                --
                                                               --------------    --------------   --------------    --------------
     TOTAL LIABILITIES                                            152,181,275           160,449       12,207,021         2,860,603
                                                               --------------    --------------   --------------    --------------
NET ASSETS                                                     $  558,392,496    $1,484,693,555   $   50,279,820    $   49,672,802
                                                               ==============    ==============   ==============    ==============

Net assets consist of:
Undistributed net investment income (loss)                     $   23,760,280                --   $       26,280          ($46,237)
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts                        (9,870,008)               --       (5,576,452)       (3,634,092)
Unrealized appreciation (depreciation) on:
     Investments                                                    3,567,429                --        1,399,380       (14,314,153)
     Futures contracts                                                 57,213                --           99,596            17,593
     Foreign currency and forward foreign currency contracts               --                --               --               411
Capital shares at par value of $.01                                   406,911    $    1,484,693           44,593            58,276
Additional paid-in capital                                        540,470,671     1,483,208,862       54,286,423        67,591,004
                                                               --------------    --------------   --------------    --------------
NET ASSETS                                                     $  558,392,496    $1,484,693,555   $   50,279,820    $   49,672,802
                                                               ==============    ==============   ==============    ==============
Capital shares outstanding                                         40,691,114       148,469,346        4,459,312         5,827,567
                                                               --------------    --------------   --------------    --------------
Net asset value, offering price and redemption price
     per share                                                 $        13.72    $        10.00   $        11.28    $         8.52
                                                               ==============    ==============   ==============    ==============
Investments in securities, including repurchase agreements,
     at identified cost                                        $  704,136,968    $1,448,718,743   $   60,199,173    $   66,558,991
                                                               --------------    --------------   --------------    --------------
Investments in foreign currency, at identified cost                        --                --               --    $      132,224
                                                               ==============    ==============   ==============    ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                  MID CAP        TOTAL STOCK            500            LIFESTYLE
                                                                   INDEX         MARKET INDEX          INDEX         AGGRESSIVE 1000
                                                                   TRUST             TRUST             TRUST             TRUST
                                                               -------------     -------------     -------------     -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)               $  61,916,031     $  72,203,524     $ 779,400,681     $ 187,447,556
Repurchase agreements, at value                                    3,533,000         4,455,000        14,666,000                --
Cash                                                                     743               892               797             2,349
Receivables:
     Investments sold                                                350,968             3,149                --           987,922
     Fund shares sold                                                 67,734           127,760                --                --
     Dividends and interest                                           34,372            69,142           763,620                --
     Due from adviser                                                     --                --                --            41,252
Other assets                                                           2,106               182             2,035               470
                                                               -------------     -------------     -------------     -------------
     TOTAL ASSETS                                                 65,904,954        76,859,649       794,833,133       188,479,549
                                                               -------------     -------------     -------------     -------------
LIABILITIES
Payables:
     Investments purchased                                           244,973                --           513,974           188,218
     Fund shares redeemed                                                 --                --         2,298,187           799,051
     Variation margin for open futures contracts                      55,500            44,100           151,500                --
     Dividend and interest withholding tax                                --                12                --                --
     Other payables and accrued expenses                               6,561             9,122            90,592            19,414
     Collateral for securities lending                             7,400,604         3,149,234        19,219,518                --
                                                               -------------     -------------     -------------     -------------
     TOTAL LIABILITIES                                             7,707,638         3,202,468        22,273,771         1,006,683
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $  58,197,316     $  73,657,181     $ 772,559,362     $ 187,472,866
                                                               =============     =============     =============     =============

NET ASSETS CONSIST OF:

Undistributed net investment income                            $       4,698     $       7,357     $      17,936                --
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts                         (372,965)         (573,773)      (11,148,063)     ($24,469,297)
Unrealized appreciation (depreciation) on:
     Investments                                                    (217,938)      (13,822,592)     (119,284,294)      (10,342,443)
     Futures contracts                                                41,510            26,306            44,428                --
Capital shares at par value of $.01                                   45,399            75,271           787,831           181,232
Additional paid-in capital                                        58,696,612        87,944,612       902,141,524       222,103,374
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $  58,197,316     $  73,657,181     $ 772,559,362     $ 187,472,866
                                                               =============     =============     =============     =============
Capital shares outstanding                                         4,539,907         7,527,081        78,783,101        18,123,185
                                                               -------------     -------------     -------------     -------------
Net asset value, offering price and redemption price
     per share                                                 $       12.82     $        9.79     $        9.81     $       10.34
                                                               =============     =============     =============     =============
Investments in securities, including repurchase agreements,
     at identified cost                                        $  65,666,969     $  90,481,116     $ 913,350,975     $ 197,789,999
                                                               =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                 LIFESTYLE        LIFESTYLE         LIFESTYLE          LIFESTYLE
                                                                 GROWTH 820      BALANCED 640      MODERATE 460     CONSERVATIVE 280
                                                                   TRUST             TRUST             TRUST             TRUST
                                                               -------------     -------------     -------------     -------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)               $ 726,538,196     $ 745,201,776     $ 245,478,054     $ 174,015,057
Cash                                                                     938             2,175               462               226
Receivables:
     Investments sold                                              3,051,557         3,069,295           917,455           299,965
     Dividends and interest                                               --                --             3,168             4,475
     Due from adviser                                                 76,756            75,977            42,408            39,895
Other assets                                                           1,733             1,742               581               366
                                                               -------------     -------------     -------------     -------------
     TOTAL ASSETS                                                729,669,180       748,350,965       246,442,128       174,359,984
                                                               -------------     -------------     -------------     -------------
LIABILITIES
Payables:
     Investments purchased                                         1,703,643         2,078,934           490,958           240,504
     Fund shares redeemed                                          1,345,782           988,180           428,855            63,323
     Other payables and accrued expenses                              71,804            68,561            23,075            15,397
                                                               -------------     -------------     -------------     -------------
     TOTAL LIABILITIES                                             3,121,229         3,135,675           942,888           319,224
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 726,547,951     $ 745,215,290     $ 245,499,240     $ 174,040,760
                                                               =============     =============     =============     =============

Net assets consist of:
Accumulated undistributed net realized loss on investments      ($74,944,747)     ($55,839,985)     ($14,133,005)      ($3,393,380)
Unrealized appreciation (depreciation) on investments
     Investments                                                 (20,426,001)      (12,982,869)        1,213,294         3,239,787
Capital shares at par value of $.01                                  645,661           630,220           202,732           134,535
Additional paid-in capital                                       821,273,038       813,407,924       258,216,219       174,059,818
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 726,547,951     $ 745,215,290     $ 245,499,240     $ 174,040,760
                                                               =============     =============     =============     =============
Capital shares outstanding                                        64,566,072        63,022,032        20,273,186        13,453,509
                                                               -------------     -------------     -------------     -------------
Net asset value, offering price and redemption price
     per share                                                 $       11.25     $       11.82     $       12.11     $       12.94
                                                               =============     =============     =============     =============
Investments in securities, including repurchase agreements,
      at identified cost                                       $ 746,964,197     $ 758,184,645     $ 244,264,760     $ 170,775,270
                                                               =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                           INTERNET      PACIFIC RIM      TELE-         SCIENCE &
                                                                         TECHNOLOGIES     EMERGING    COMMUNICATIONS   TECHNOLOGY
                                                                             TRUST      MARKETS TRUST     TRUST *        TRUST
                                                                             -----      -------------     -------        -----
Investment Income:
   Interest                                                               $    175,414   $    134,249   $    57,963   $   2,627,869
   Dividends                                                                   125,927      1,010,033        47,744         580,974
   Less: Foreign taxes withheld                                                     --       (104,110)         (473)        (50,970)
                                                                          ------------   ------------   -----------   -------------
   Total income                                                                301,341      1,040,172       105,234       3,157,873
                                                                          ------------   ------------   -----------   -------------

Expenses:
   Investment adviser fee (Note 5)                                             485,996        569,417        92,665       9,777,934
   Custodian fee                                                                33,911        189,146        25,013         198,187
   Fund administration fees (Note 5)                                             2,577          8,074           899         113,998
   Printing and postage fees                                                     4,475          8,978         1,234         120,994
   Audit and legal fees                                                          2,723          5,094           689          70,275
   Registration and filing fees                                                  1,309          2,113           413          28,049
   Trustees fees and expenses (Note 6)                                             710          1,245           166          17,024
   Miscellaneous                                                                 1,113         42,624           144          20,041
                                                                          ------------   ------------   -----------   -------------
   Expenses before reimbursement by investment adviser                         532,814        826,691       121,223      10,346,502
   Less reimbursement of expenses by investment adviser (Note 5)                    --             --            --        (106,768)
                                                                          ------------   ------------   -----------   -------------
   Total expenses                                                              532,814        826,691       121,223      10,239,734

                                                                          ------------   ------------   -----------   -------------
Net investment income (loss)                                                  (231,473)       213,481       (15,989)     (7,081,861)
                                                                          ------------   ------------   -----------   -------------

Realized and unrealized loss on investments, written options contracts, foreign currency and forward foreign currency
   contracts:
Net realized gain (loss) on:
   Investment transactions                                                 (38,019,078)    (9,058,662)   (3,002,479)   (717,122,928)
   Written options contracts                                                        --             --         8,562              --
   Foreign currency and forward foreign currency contracts                          --       (157,589)       (3,980)        (74,559)
Change in unrealized appreciation (depreciation) on:
   Investments                                                              10,064,164     (2,856,511)   (2,469,458)    189,464,485
   Written options contracts                                                        --             --           112              --
   Translation of foreign currency and forward foreign currency
   contracts                                                                       --          8,412             2           8,098
                                                                          ------------   ------------   -----------   -------------
   Net loss on investments, written options contracts, foreign
   currency and forward foreign currency contracts                         (27,954,914)   (12,064,350)   (5,467,241)   (527,724,904)
                                                                          ------------   ------------   -----------   -------------

Net decrease in net assets resulting from operations                      $(28,186,387)  $(11,850,869)  $(5,483,230)  $(534,806,765)
                                                                          ============   ============   ===========   =============


*     For the period April 30, 2001 (commencement of operations) to December 31,
      2001.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                   INTERNATIONAL      HEALTH         AGGRESSIVE         EMERGING
                                                                     SMALL CAP       SCIENCES          GROWTH         SMALL COMPANY
                                                                       TRUST          TRUST *           TRUST            TRUST
                                                                       -----          -------           -----            -----
Investment Income:
   Interest                                                        $    325,221     $    60,208     $     785,783     $   2,052,262
   Dividends                                                          2,985,103          49,507           346,019         1,701,632
   Less: Foreign taxes withheld                                        (358,670)            (38)             (290)               --
                                                                   ------------     -----------     -------------     -------------
   Total income                                                       2,951,654         109,677         1,131,512         3,753,894
                                                                   ------------     -----------     -------------     -------------

Expenses:
   Investment adviser fee (Note 5)                                    2,047,647         178,264         3,333,853         4,812,040
   Custodian fee                                                        842,529          51,431           123,078           141,226
   Fund administration fees (Note 5)                                     23,817             972            37,565            50,274
   Printing and postage fees                                             26,332           1,387            37,237            53,997
   Audit and legal fees                                                  14,543             929            24,390            31,995
   Registration and filing fees                                           5,796             460             9,627            13,003
   Trustees fees and expenses (Note 6)                                    3,547             194             5,998             7,800
   Miscellaneous                                                          8,376           1,616             8,137             9,243
                                                                   ------------     -----------     -------------     -------------
   Expenses before reimbursement by investment adviser                2,972,587         235,253         3,579,885         5,119,578
   Less reimbursement of expenses by investment adviser (Note 5)             --          (1,973)               --                --
                                                                   ------------     -----------     -------------     -------------
   Total expenses                                                     2,972,587         233,280         3,579,885         5,119,578
                                                                   ------------     -----------     -------------     -------------
Net investment loss                                                     (20,933)       (123,603)       (2,448,373)       (1,365,684)
                                                                   ------------     -----------     -------------     -------------

Realized and unrealized gain (loss) on investments, foreign
   currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                          (66,221,063)       (135,654)      (96,483,267)      (25,364,630)
   Foreign currency and forward foreign currency contracts           (3,147,127)          1,060                --                14
Change in unrealized appreciation (depreciation) on:
   Investments                                                       (5,699,681)      2,704,285       (11,296,191)     (102,379,467)
   Translation of foreign currency and forward foreign currency
   contracts                                                             10,018            (368)               --               (46)
                                                                   ------------     -----------     -------------     -------------
   Net gain (loss) on investments, foreign currency and forward
   foreign currency contracts                                       (75,057,853)      2,569,323      (107,779,458)     (127,744,129)
                                                                   ------------     -----------     -------------     -------------

Net increase (decrease) in net assets resulting from operations    $(75,078,786)    $ 2,445,720     $(110,227,831)    $(129,109,813)
                                                                   ============     ===========     =============     =============

*     For the period April 30, 2001 (commencement of operations) to December 31,
      2001.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                   SMALL COMPANY      DYNAMIC          MID CAP          MID CAP
                                                                       BLEND           GROWTH          GROWTH        OPPORTUNITIES
                                                                       TRUST            TRUST           TRUST *          TRUST *
                                                                       -----            -----           -------          -------
Investment Income:
   Interest                                                        $    429,221     $     684,897     $    70,596     $    37,493
   Dividends                                                          1,384,217           175,254          31,730          53,218
   Less: Foreign taxes withheld                                          (1,050)               --            (450)            (28)
                                                                   ------------     -------------     -----------     -----------
   Total income                                                       1,812,388           860,151         101,876          90,683
                                                                   ------------     -------------     -----------     -----------

Expenses:
   Investment adviser fee (Note 5)                                    1,310,363         1,333,584         141,833         146,945
   Custodian fee                                                        108,421            60,931          50,898          61,115
   Fund administration fees (Note 5)                                     10,168            12,779           1,106             726
   Printing and postage fees                                             11,748            12,032           1,654           1,505
   Audit and legal fees                                                   7,299             8,667             984             844
   Registration and filing fees                                           3,309             3,599             492             513
   Trustees fees and expenses (Note 6)                                    1,810             2,100             217             165
   Miscellaneous                                                          1,780             3,536             172             200
                                                                   ------------     -------------     -----------     -----------
   Total expenses                                                     1,454,898         1,437,228         197,356         212,013
                                                                   ------------     -------------     -----------     -----------
Net investment income (loss)                                            357,490          (577,077)        (95,480)       (121,330)
                                                                   ------------     -------------     -----------     -----------

Realized and unrealized gain (loss) on investments, foreign
   currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                          (18,640,622)     (104,787,897)     (1,891,842)     (3,337,349)
   Foreign currency and forward foreign currency contracts                   25                --            (571)             (1)
Change in unrealized appreciation (depreciation) on:
   Investments                                                       17,954,113        33,400,009        (690,519)      1,061,082
   Translation of foreign currency and forward foreign currency
   contracts                                                                 --                --              (2)             --
                                                                   ------------     -------------     -----------     -----------
   Net loss on investments, foreign currency and forward
   foreign currency contracts                                          (686,484)      (71,387,888)     (2,582,934)     (2,276,268)
                                                                   ------------     -------------     -----------     -----------

Net decrease in net assets resulting from operations               $   (328,994)    $ (71,964,965)    $(2,678,414)    $(2,397,598)
                                                                   ============     =============     ===========     ===========


*     For the period April 30, 2001 (commencement of operations) to December 31,
      2001.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                     MID CAP         ALL CAP         FINANCIAL
                                                                      STOCK           GROWTH          SERVICES        OVERSEAS
                                                                      TRUST            TRUST           TRUST *          TRUST
                                                                      -----            -----           -------          -----
Investment Income:
   Interest                                                        $    402,297     $   1,686,264     $  36,681     $   3,505,199
   Dividends                                                            406,541         2,716,903        78,402         5,522,972
   Less: Foreign taxes withheld                                          (2,491)           (4,319)         (436)         (606,653)
                                                                   ------------     -------------     ---------     -------------
   Total income                                                         806,347         4,398,848       114,647         8,421,518
                                                                   ------------     -------------     ---------     -------------

Expenses:
   Investment adviser fee (Note 5)                                    1,156,805         6,696,156        84,457         4,303,036
   Custodian fee                                                         56,250           159,104        18,917           553,281
   Fund administration fees (Note 5)                                     10,323            83,646           652            40,542
   Printing and postage fees                                             11,570            87,851           919            46,016
   Audit and legal fees                                                   6,712            52,351         1,359            26,864
   Registration and filing fees                                           2,803            21,419           287            11,657
   Trustees fees and expenses (Note 6)                                    1,667            14,136           127             6,468
   Miscellaneous                                                          8,427            13,449           459            10,558
                                                                   ------------     -------------     ---------     -------------
   Total expenses                                                     1,254,557         7,128,112       107,177         4,998,422
                                                                   ------------     -------------     ---------     -------------
Net investment income (loss)                                           (448,210)       (2,729,264)        7,470         3,423,096
                                                                   ------------     -------------     ---------     -------------

Realized and unrealized gain (loss) on investments, futures
   contracts, foreign currency and forward foreign currency
   contracts:
Net realized gain (loss) on:
   Investment transactions                                          (19,631,534)     (179,517,736)     (374,402)      (91,304,510)
   Futures contracts                                                         --           333,597            --        (3,971,155)
   Foreign currency and forward foreign currency contracts                   --                --          (944)         (874,743)
Change in unrealized appreciation (depreciation) on:
   Investments                                                        8,363,181       (30,013,712)     (138,896)      (14,402,843)
   Futures contracts                                                         --                --            --           177,128
   Translation of foreign currency and forward foreign currency
   contracts                                                                 --                --            (5)          (67,516)
                                                                   ------------     -------------     ---------     -------------
   Net loss on investments, futures contracts, foreign
   currency and forward foreign currency contracts                  (11,268,353)     (209,197,851)     (514,247)     (110,443,639)
                                                                   ------------     -------------     ---------     -------------

Net decrease in net assets resulting from operations               ($11,716,563)    ($211,927,115)    ($506,777)    ($107,020,543)
                                                                   ============     =============     =========     =============


*     For the period April 30, 2001 (commencement of operations) to December 31,
      2001.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                    INTERNATIONAL   INTERNATIONAL      CAPITAL         STRATEGIC
                                                                        STOCK           VALUE        APPRECIATION    OPPORTUNITIES
                                                                        TRUST           TRUST            TRUST           TRUST
                                                                        -----           -----            -----           -----
Investment Income:
   Interest                                                         $    568,651     $    378,389     $    60,758     $   1,860,117
   Dividends                                                           4,503,763        4,415,101         177,748         7,982,904
   Less: Foreign taxes withheld                                         (483,847)        (464,117)           (865)          (10,436)
                                                                    ------------     ------------     -----------     -------------
   Total income                                                        4,588,567        4,329,373         237,641         9,832,585
                                                                    ------------     ------------     -----------     -------------

Expenses:
   Investment adviser fee (Note 5)                                     2,820,263        1,754,852         219,568        10,518,817
   Custodian fee                                                         382,932          227,560          67,737           278,080
   Fund administration fees (Note 5)                                      23,459            9,569           1,025           144,201
   Printing and postage fees                                              24,751           10,908           1,254           159,758
   Audit and legal fees                                                   14,541            6,222             900            91,887
   Registration and filing fees                                            6,138            3,107             580            36,881
   Trustees fees and expenses (Note 6)                                     3,572            1,568             192            22,565
   Miscellaneous                                                           7,782            2,793             820            27,339
                                                                    ------------     ------------     -----------     -------------
   Expenses before reimbursement by investment adviser                 3,283,438        2,016,579         292,076        11,279,528
   Less reimbursement of expenses by investment adviser (Note 5)         (33,317)              --              --                --
                                                                    ------------     ------------     -----------     -------------
   Total expenses                                                      3,250,121        2,016,579         292,076        11,279,528
                                                                    ------------     ------------     -----------     -------------
Net investment income (loss)                                           1,338,446        2,312,794         (54,435)       (1,446,943)
                                                                    ------------     ------------     -----------     -------------

Realized and unrealized gain (loss) on investments, futures
   contracts, foreign currency and forward foreign currency
   contracts:
Net realized gain (loss) on:
   Investment transactions                                           (21,400,547)      (8,906,833)     (4,657,431)     (348,512,026)
   Futures contracts                                                          --               --              --          (871,219)
   Foreign currency and forward foreign currency contracts               (26,465)        (449,239)             --            25,120
Change in unrealized appreciation (depreciation) on:
   Investments                                                       (43,456,091)      (8,319,235)        644,764       135,591,523
   Translation of foreign currency and forward foreign currency
   contracts                                                              (2,493)          (2,353)             --                --
                                                                    ------------     ------------     -----------     -------------
   Net loss on investments, futures contracts, foreign
   currency and forward foreign currency contracts                   (64,885,596)     (17,677,660)     (4,012,667)     (213,766,602)
                                                                    ------------     ------------     -----------     -------------

Net decrease in net assets resulting from operations                $(63,547,150)    $(15,364,866)    $(4,067,102)    $(215,213,545)
                                                                    ============     ============     ===========     =============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                   QUANTITATIVE       GLOBAL          STRATEGIC
                                                                      MID CAP         EQUITY            GROWTH          GROWTH
                                                                      TRUST *          TRUST            TRUST *          TRUST
                                                                      -------          -----            -------          -----
Investment Income:
   Interest                                                        $     88,178     $     606,644     $   141,606     $     235,766
   Dividends                                                            469,044        11,048,251         201,759         2,402,026
   Less: Foreign taxes withheld                                          (1,102)         (660,763)           (586)               --
                                                                   ------------     -------------     -----------     -------------
   Total income                                                         556,120        10,994,132         342,779         2,637,792
                                                                   ------------     -------------     -----------     -------------

Expenses:
   Investment adviser fee (Note 5)                                      536,941         5,441,314         341,869         4,516,825
   Custodian fee                                                         34,151           432,342          65,747           109,879
   Fund administration fees (Note 5)                                      7,809            70,464           1,329            57,545
   Printing and postage fees                                             10,627            78,060           3,216            59,973
   Audit and legal fees                                                   5,963            45,292           1,887            37,589
   Registration and filing fees                                           2,631            18,179           1,215            14,539
   Trustees fees and expenses (Note 6)                                    1,440            11,089             335             8,889
   Miscellaneous                                                          2,383            26,084             667            11,210
                                                                   ------------     -------------     -----------     -------------
   Total expenses                                                       601,945         6,122,824         416,265         4,816,449
                                                                   ------------     -------------     -----------     -------------
Net investment income (loss)                                            (45,825)        4,871,308         (73,486)       (2,178,657)
                                                                   ------------     -------------     -----------     -------------

Realized and unrealized gain (loss) on investments,
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                          (24,322,190)      (37,576,105)     (5,627,819)     (183,700,852)
   Foreign currency and forward foreign currency contracts                   --         1,257,454            (381)            1,203
Change in unrealized appreciation (depreciation) on:
   Investments                                                        3,192,793       (78,976,365)      1,980,219        44,704,221
   Translation of foreign currency and forward foreign currency
   contracts                                                                 --          (166,982)            104            (1,547)
                                                                   ------------     -------------     -----------     -------------
   Net loss on investments, foreign currency and forward
   foreign currency contracts                                       (21,129,397)     (115,461,998)     (3,647,877)     (138,996,975)
                                                                   ------------     -------------     -----------     -------------

Net decrease in net assets resulting from operations               ($21,175,222)    ($110,590,690)    ($3,721,363)    ($141,175,632)
                                                                   ============     =============     ===========     =============


*     For the period April 30, 2001 (commencement of operations) to December 31,
      2001.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                       LARGE CAP       ALL CAP         CAPITAL       QUANTITATIVE
                                                                        GROWTH          VALUE       OPPORTUNITIES       EQUITY
                                                                        TRUST           TRUST *         TRUST *         TRUST
                                                                        -----           -------         -------         -----
Investment Income:
   Interest                                                         $     849,227     $  22,574     $    61,016     $     696,636
   Dividends                                                            5,410,513        98,655          70,834         4,253,158
   Less: Foreign taxes withheld                                           (20,642)         (800)           (709)          (13,014)
                                                                    -------------     ---------     -----------     -------------
   Total income                                                         6,239,098       120,429         131,141         4,936,780
                                                                    -------------     ---------     -----------     -------------

Expenses:
   Investment adviser fee (Note 5)                                      4,373,161        77,758         104,520         3,549,317
   Custodian fee                                                          194,326        34,276          61,809           113,620
   Fund administration fees (Note 5)                                       55,153           653             787            54,911
   Printing and postage fees                                               56,077           908           1,124            57,491
   Audit and legal fees                                                    36,283           566             726            35,089
   Registration and filing fees                                            14,669           273             358            14,033
   Trustees fees and expenses (Note 6)                                      8,795           125             153             8,686
   Miscellaneous                                                            9,149         1,410             135            26,002
                                                                    -------------     ---------     -----------     -------------
   Expenses before reimbursement by investment adviser                  4,747,613       115,969         169,612         3,859,149
   Less reimbursement of expenses by investment adviser (Note 5)               --            --          (7,025)               --
                                                                    -------------     ---------     -----------     -------------
   Total expenses                                                       4,747,613       115,969         162,587         3,859,149
                                                                    -------------     ---------     -----------     -------------
Net investment income (loss)                                            1,491,485         4,460         (31,446)        1,077,631
                                                                    -------------     ---------     -----------     -------------

Realized and unrealized gain (loss) on investments, foreign
   currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                           (111,377,029)     (308,445)     (2,228,205)     (130,908,913)
   Foreign currency and forward foreign currency contracts                  1,167            (6)           (607)               --
Change in unrealized appreciation (depreciation) on:
   Investments                                                          8,561,420       861,766       1,391,164        (8,259,196)
   Translation of foreign currency and forward foreign currency
   contracts                                                                   30            --             (14)               --
                                                                    -------------     ---------     -----------     -------------
   Net gain (loss) on investments, foreign currency and forward
   foreign currency contracts                                        (102,814,412)      553,315        (837,662)     (139,168,109)
                                                                    -------------     ---------     -----------     -------------

Net increase (decrease) in net assets resulting from operations     $(101,322,927)    $ 557,775     $  (869,108)    $(138,090,478)
                                                                    =============     =========     ===========     =============


*     For the period April 30, 2001 (commencement of operations) to December 31,
      2001.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                                                                                          SMALL
                                                                      BLUE CHIP                        REAL ESTATE       COMPANY
                                                                       GROWTH         UTILITIES        SECURITIES         VALUE
                                                                        TRUST           TRUST *           TRUST            TRUST
                                                                        -----           -------           -----            -----
Investment Income:
   Interest                                                         $   1,111,385     $    66,319     $    280,565     $    252,106
   Dividends                                                           14,574,922         140,978       12,558,742        2,534,901
   Less: Foreign taxes withheld                                           (81,880)         (1,401)         (19,746)            (533)
                                                                    -------------     -----------     ------------     ------------
   Total income                                                        15,604,427         205,896       12,819,561        2,786,474
                                                                    -------------     -----------     ------------     ------------

Expenses:
   Investment adviser fee (Note 5)                                     14,947,138          75,125        1,681,267        1,568,527
   Custodian fee                                                          291,710          47,771           64,475          119,347
   Fund administration fees (Note 5)                                      182,945             692           20,282           10,046
   Printing and postage fees                                              197,021             975           45,776           11,757
   Audit and legal fees                                                   115,548             605           13,093            7,022
   Registration and filing fees                                            47,870             293            5,483            3,150
   Trustees fees and expenses (Note 6)                                     31,089             133            3,245            1,683
   Miscellaneous                                                           33,169             127            6,734            4,674
                                                                    -------------     -----------     ------------     ------------
   Expenses before reimbursement by investment adviser                 15,846,490         125,721        1,840,355        1,726,206
   Less reimbursement of expenses by investment adviser (Note 5)         (210,916)         (8,860)              --          (13,505)
                                                                    -------------     -----------     ------------     ------------
   Total expenses                                                      15,635,574         116,861        1,840,355        1,712,701
                                                                    -------------     -----------     ------------     ------------
Net investment income (loss)                                              (31,147)         89,035       10,979,206        1,073,773
                                                                    -------------     -----------     ------------     ------------

Realized and unrealized gain (loss) on investments, futures
   contracts, foreign currency and forward foreign currency
   contracts:
Net realized gain (loss) on:
   Investment transactions                                            (70,097,243)     (2,440,628)      18,144,221       14,270,461
   Futures contracts                                                           --              --               --           (3,144)
   Foreign currency and forward foreign currency contracts                 (5,932)           (922)              --               --
Change in unrealized appreciation (depreciation) on:
   Investments                                                       (230,852,159)       (856,621)     (22,629,568)      (3,627,303)
   Translation of foreign currency and forward foreign currency
   contracts                                                                   --              47               --               --
                                                                    -------------     -----------     ------------     ------------
   Net gain (loss) on investments, futures contracts, foreign
   currency and forward foreign currency contracts                   (300,955,334)     (3,298,124)      (4,485,347)      10,640,014
                                                                    -------------     -----------     ------------     ------------

Net increase (decrease) in net assets resulting from operations     $(300,986,481)    $(3,209,089)    $  6,493,859     $ 11,713,787
                                                                    =============     ===========     ============     ============


*     For the period April 30, 2001 (commencement of operations) to December 31,
      2001.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                        MID CAP                        EQUITY          TACTICAL
                                                                        VALUE          VALUE            INDEX         ALLOCATION
                                                                        TRUST *        TRUST            TRUST           TRUST
                                                                        -------        -----            -----           -----
Investment Income:
   Interest                                                         $    69,325     $   603,648     $     46,654     $    40,510
   Dividends                                                            389,643       4,689,853        1,404,985         807,710
   Less: Foreign taxes withheld                                            (938)         (8,814)          (6,038)         (3,443)
                                                                    -----------     -----------     ------------     -----------
   Total income                                                         458,030       5,284,687        1,445,601         844,777
                                                                    -----------     -----------     ------------     -----------

Expenses:
   Investment adviser fee (Note 5)                                      228,711       2,384,288          263,993         536,962
   Custodian fee                                                         42,598          79,019           99,302         215,506
   Fund administration fees (Note 5)                                      1,311          26,038           11,698           5,792
   Printing and postage fees                                              1,883          29,787           12,792           6,182
   Audit and legal fees                                                   1,317          18,786            7,646           3,899
   Registration and filing fees                                             661           7,975           30,344           1,626
   Trustees fees and expenses (Note 6)                                      270           4,448            1,876           1,010
   Miscellaneous                                                            144           4,209            6,984           5,794
                                                                    -----------     -----------     ------------     -----------
   Expenses before reimbursement by investment adviser                  276,895       2,554,550          434,635         776,771
   Less reimbursement of expenses by investment adviser (Note 5)             --              --           (9,292)             --
                                                                    -----------     -----------     ------------     -----------
   Total expenses                                                       276,895       2,554,550          425,343         776,771
                                                                    -----------     -----------     ------------     -----------
Net investment income                                                   181,135       2,730,137        1,020,258          68,006
                                                                    -----------     -----------     ------------     -----------

Realized and unrealized gain (loss) on investments and futures contracts:
Net realized gain (loss) on:
   Investment transactions                                             (470,630)      3,924,741         (158,997)     (4,315,065)
   Futures contracts                                                         --              --         (302,844)             --
Change in unrealized appreciation (depreciation) on:
   Investments                                                        3,882,505      (2,769,433)     (15,065,974)     (4,722,337)
   Futures contracts                                                         --              --            5,842              --
                                                                    -----------     -----------     ------------     -----------
   Net gain (loss) on investments  and futures contracts              3,411,875       1,155,308      (15,521,973)     (9,037,402)
                                                                    -----------     -----------     ------------     -----------

Net increase (decrease) in net assets resulting from operations     $ 3,593,010     $ 3,885,445     $(14,501,715)    $(8,969,396)
                                                                    ===========     ===========     ============     ===========


*     For the period April 30, 2001 (commencement of operations) to December 31,
      2001.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                   FUNDAMENTAL       GROWTH &       U.S. LARGE        EQUITY-
                                                                      VALUE           INCOME        CAP VALUE          INCOME
                                                                     TRUST *          TRUST           TRUST            TRUST
                                                                     -------          -----           -----            -----
Investment Income:
   Interest                                                         $ 104,748     $     861,698     $ 1,065,856     $  1,868,948
   Dividends                                                          422,789        32,091,644       4,665,000       23,279,904
   Less: Foreign taxes withheld                                          (128)         (142,511)        (57,591)        (106,493)
                                                                    ---------     -------------     -----------     ------------
   Total income                                                       527,409        32,810,831       5,673,265       25,042,359
                                                                    ---------     -------------     -----------     ------------

Expenses:
   Investment adviser fee (Note 5)                                    330,440        19,161,761       3,973,517        9,253,824
   Custodian fee                                                       33,434           386,911         114,868          185,727
   Fund administration fees (Note 5)                                    1,701           282,919          33,075          102,360
   Printing and postage fees                                            2,736           319,357          35,383          115,555
   Audit and legal fees                                                 1,822           182,728          21,721           69,273
   Registration and filing fees                                           966            75,862           9,346           28,845
   Trustees fees and expenses (Note 6)                                    355            44,402           5,432           16,701
   Miscellaneous                                                          286            49,669           7,600           15,090
                                                                    ---------     -------------     -----------     ------------
   Expenses before reimbursement by investment adviser                371,740        20,503,609       4,200,942        9,787,375
   Less reimbursement of expenses by investment adviser (Note 5)           --                --              --         (131,392)
                                                                    ---------     -------------     -----------     ------------
   Total expenses                                                     371,740        20,503,609       4,200,942        9,655,983
                                                                    ---------     -------------     -----------     ------------
Net investment income                                                 155,669        12,307,222       1,472,323       15,386,376
                                                                    ---------     -------------     -----------     ------------

Realized and unrealized gain (loss) on investments, foreign
   currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                           (270,275)       74,262,640      (4,419,433)      32,722,537
   Foreign currency and forward foreign currency contracts                 (5)               --             (14)              --
Change in unrealized appreciation (depreciation) on:
   Investments                                                        928,953      (416,319,255)     (2,865,924)     (35,971,745)
   Translation of foreign currency and forward foreign currency
   contracts                                                               --                --            (162)              --
                                                                    ---------     -------------     -----------     ------------
   Net gain (loss) on investments, foreign currency and forward
   foreign currency contracts                                         658,673      (342,056,615)     (7,285,533)      (3,249,208)
                                                                    ---------     -------------     -----------     ------------

Net increase (decrease) in net assets resulting from operations     $ 814,342     $(329,749,393)    $(5,813,210)    $ 12,137,168
                                                                    =========     =============     ===========     ============


*     For the period April 30, 2001 (commencement of operations) to December 31,
      2001.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                     INCOME &                             HIGH          STRATEGIC
                                                                      VALUE          BALANCED            YIELD             BOND
                                                                      TRUST            TRUST             TRUST            TRUST
                                                                      -----            -----             -----            -----
Investment Income:
   Interest                                                        $ 10,978,928     $  4,510,403     $ 30,905,504     $ 23,242,642
   Mortgage dollar rolls                                                     --               --               --          953,384
   Dividends                                                          4,042,288          945,504          489,245           18,099
   Less: Foreign taxes withheld                                         (43,705)          (4,508)              --               --
                                                                   ------------     ------------     ------------     ------------
   Total income                                                      14,977,511        5,451,399       31,394,749       24,214,125
                                                                   ------------     ------------     ------------     ------------

Expenses:
   Investment adviser fee (Note 5)                                    4,325,874        1,380,116        2,225,724        2,434,979
   Custodian fee                                                        169,543           93,951          107,980          159,817
   Fund administration fees (Note 5)                                     58,385           20,882           17,916           30,394
   Printing and postage fees                                             65,471           43,758           22,402           34,098
   Audit and legal fees                                                  38,284           13,497           12,447           19,399
   Registration and filing fees                                          15,567            5,483            5,983            7,961
   Trustees fees and expenses (Note 6)                                    9,293            3,277            2,985            4,818
   Miscellaneous                                                          9,903           11,106            4,844           12,327
                                                                   ------------     ------------     ------------     ------------
   Total expenses                                                     4,692,320        1,572,070        2,400,281        2,700,321
                                                                   ------------     ------------     ------------     ------------
Net investment income                                                10,285,191        3,879,329       28,994,468       21,513,804
                                                                   ------------     ------------     ------------     ------------

Realized and unrealized gain (loss) on investments, futures
   contracts, foreign currency and forward foreign currency
   contracts:
Net realized gain (loss) on:
   Investment transactions                                           (4,524,140)     (34,810,368)      (6,212,523)      (1,823,550)
   Futures contracts                                                         --               --          425,172               --
   Foreign currency and forward foreign currency contracts                  818          (50,114)        (466,165)      (1,774,803)
Change in unrealized appreciation (depreciation) on:
   Investments                                                         (720,583)      10,222,965      (39,293,696)         516,464
   Futures contracts                                                         --               --         (261,757)              --
   Translation of foreign currency and forward foreign currency
   contracts                                                               (471)          14,528          492,635          688,671
                                                                   ------------     ------------     ------------     ------------
   Net loss on investments, futures contracts, foreign
   currency and forward foreign currency contracts                   (5,244,376)     (24,622,989)     (45,316,334)      (2,393,218)
                                                                   ------------     ------------     ------------     ------------

Net increase (decrease) in net assets resulting from operations    $  5,040,815     $(20,743,660)    $(16,321,866)    $ 19,120,586
                                                                   ============     ============     ============     ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                     GLOBAL           TOTAL         INVESTMENT        DIVERSIFIED
                                                                      BOND           RETURN        QUALITY BOND          BOND
                                                                      TRUST           TRUST            TRUST             TRUST
                                                                      -----           -----            -----             -----
Investment Income:
   Interest                                                        $ 4,381,614     $ 27,925,960     $ 24,844,076     $ 15,066,452
   Dividends                                                           117,420          721,525           13,152              499
   Less: Foreign taxes withheld                                         (1,791)         (72,153)            (189)              --
                                                                   -----------     ------------     ------------     ------------
   Total income                                                      4,497,243       28,575,332       24,857,039       15,066,951
                                                                   -----------     ------------     ------------     ------------

Expenses:
   Investment adviser fee (Note 5)                                     835,163        4,137,218        2,299,238        1,817,049
   Custodian fee                                                       179,376          204,304          214,054           85,174
   Fund administration fees (Note 5)                                    11,451           25,884           32,348           21,693
   Printing and postage fees                                            12,976           32,338           37,436           24,432
   Audit and legal fees                                                  7,493           18,853           22,681           14,420
   Registration and filing fees                                          3,049            9,374            9,672            5,971
   Trustees fees and expenses (Note 6)                                   1,817            4,491            5,366            3,529
   Miscellaneous                                                        12,796           15,397            7,995            4,873
                                                                   -----------     ------------     ------------     ------------
   Total expenses                                                    1,064,121        4,447,859        2,628,790        1,977,141
                                                                   -----------     ------------     ------------     ------------
Net investment income                                                3,433,122       24,127,473       22,228,249       13,089,810
                                                                   -----------     ------------     ------------     ------------

Realized and unrealized gain (loss) on investments, futures, options, swaps, foreign currency and forward foreign
   currency contracts:
Net realized gain (loss) on:
   Investment transactions                                           4,434,236       15,243,748       (2,186,914)       4,066,690
   Interest rate swaps                                                  31,850         (344,232)              --               --
   Futures contracts                                                 1,183,811          263,619               --               --
   Written options contracts                                           (39,553)         739,715               --               --
   Foreign currency and forward foreign currency contracts          (4,445,191)        (144,485)              --               --
Change in unrealized appreciation (depreciation) on:
   Investments                                                      (6,576,551)      (4,461,208)       2,963,983       (1,412,423)
   Futures contracts                                                    55,700        1,951,833               --               --
   Written options contracts                                           (54,063)       1,568,125               --               --
   Interest rate swap agreements                                       629,433        1,942,784               --               --
   Translation of foreign currency and forward foreign currency
   contracts                                                         1,918,869        1,230,284               --              (70)
                                                                   -----------     ------------     ------------     ------------
   Net gain (loss) on investments, futures contracts, written options contracts, interest rate swaps, and foreign currency
   and forward foreign currency contracts                           (2,861,459)      17,990,183          777,069        2,654,197
                                                                   -----------     ------------     ------------     ------------

Net increase in net assets resulting from operations               $   571,663     $ 42,117,656     $ 23,005,318     $ 15,744,007
                                                                   ===========     ============     ============     ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                  U.S. GOVERNMENT      MONEY         SMALL CAP      INTERNATIONAL
                                                                     SECURITIES        MARKET          INDEX           INDEX
                                                                        TRUST           TRUST          TRUST           TRUST
                                                                        -----           -----          -----           -----
Investment Income:
   Interest                                                         $ 22,629,433     $47,941,936    $   574,971     $    116,248
   Mortgage dollar rolls                                               3,017,207              --             --               --
   Dividends                                                                  --              --        449,528          855,327
   Less: Foreign taxes withheld                                               --              --           (314)         (94,698)
                                                                    ------------     -----------    -----------     ------------
   Total income                                                       25,646,640      47,941,936      1,024,185          876,877
                                                                    ------------     -----------    -----------     ------------

Expenses:
   Investment adviser fee (Note 5)                                     2,867,055       6,098,304        217,964          260,680
   Custodian fee                                                         176,273         184,572         18,000           18,000
   Fund administration fees (Note 5)                                      29,892         110,663          4,238            5,114
   Printing and postage fees                                              28,757         127,078          4,557            5,544
   Audit and legal fees                                                   21,841          76,568          2,871            3,391
   Registration and filing fees                                           10,236          32,083          1,167            1,371
   Trustees fees and expenses (Note 6)                                     5,057          18,383            697              821
   Miscellaneous                                                           7,443          16,115          1,200              902
                                                                    ------------     -----------    -----------     ------------
   Expenses before reimbursement by investment adviser                 3,146,554       6,663,766        250,694          295,823
   Less reimbursement of expenses by investment adviser (Note 5)              --              --         (1,593)         (11,445)
                                                                    ------------     -----------    -----------     ------------
   Total expenses                                                      3,146,554       6,663,766        249,101          284,378
                                                                    ------------     -----------    -----------     ------------
Net investment income                                                 22,500,086      41,278,170        775,084          592,499
                                                                    ------------     -----------    -----------     ------------

Realized and unrealized gain (loss) on investments, futures
   contracts, foreign currency and forward foreign currency
   contracts:
Net realized gain (loss) on:
   Investment transactions                                             6,205,486              --        493,907       (2,805,241)
   Futures contracts                                                     393,271              --       (910,347)        (437,019)
   Foreign currency and forward foreign currency contracts                    --              --             --          (21,842)
Change in unrealized appreciation (depreciation) on:
   Investments                                                        (1,165,524)             --         26,146       (9,145,454)
   Futures contracts                                                      57,213              --       (302,121)           6,632
   Translation of foreign currency and forward foreign currency
   contracts                                                                  --              --             --             (943)
                                                                    ------------     -----------    -----------     ------------
   Net gain (loss) on investments, futures contracts, foreign
   currency and forward foreign currency contracts                     5,490,446              --       (692,415)     (12,403,867)
                                                                    ------------     -----------    -----------     ------------

Net increase (decrease) in net assets resulting from operations     $ 27,990,532     $41,278,170    $    82,669     $(11,811,368)
                                                                    ============     ===========    ===========     ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                     MID CAP      TOTAL STOCK         500             LIFESTYLE
                                                                      INDEX       MARKET INDEX       INDEX          AGGRESSIVE 1000
                                                                      TRUST          TRUST           TRUST             TRUST
                                                                      -----          -----           -----             -----
Investment Income:
   Interest                                                         $ 152,945     $   166,873     $    660,129               --
   Dividends                                                          477,290         800,695        9,286,483               --
   Income distributions received                                           --              --               --     $    604,269
   Less: Foreign taxes withheld                                            --            (170)         (40,325)              --
                                                                    ---------     -----------     ------------     ------------
   Total income                                                       630,235         967,398        9,906,287          604,269
                                                                    ---------     -----------     ------------     ------------

Expenses:
   Investment adviser fee (Note 5)                                    228,135         335,107        3,685,814          106,769
   Custodian fee                                                       18,000          18,000           69,841               --
   Fund administration fees (Note 5)                                    4,099           6,475           74,245           16,810
   Printing and postage fees                                            4,310           6,959           76,513           17,931
   Audit and legal fees                                                 2,893           4,417           53,453           11,380
   Registration and filing fees                                         1,185           1,800           21,596            4,604
   Trustees fees and expenses (Note 6)                                    691           1,059           12,902            2,748
   Miscellaneous                                                        3,399             987           10,056            1,793
                                                                    ---------     -----------     ------------     ------------
   Expenses before reimbursement by investment adviser                262,712         374,804        4,004,420          162,035
   Less reimbursement of expenses by investment adviser (Note 5)       (1,986)             --               --          (39,382)
                                                                    ---------     -----------     ------------     ------------
   Total expenses                                                     260,726         374,804        4,004,420          122,653
                                                                    ---------     -----------     ------------     ------------
Net investment income                                                 369,509         592,594        5,901,867          481,616
                                                                    ---------     -----------     ------------     ------------

Realized and unrealized gain (loss) on investments, futures
   contracts, foreign currency and forward foreign currency
   contracts:
Net realized gain (loss) on:
   Investment transactions                                            204,824          74,977       (6,154,436)     (24,980,206)
   Futures contracts                                                 (455,007)       (641,501)      (3,005,324)              --
   Foreign currency and forward foreign currency contracts                 --               5               --               --
Capital gain distributions received                                        --              --               --        6,343,669
Change in unrealized appreciation (depreciation) on:
   Investments                                                       (677,510)     (7,613,386)     (88,649,161)      (4,592,553)
   Futures contracts                                                   99,837          90,732          884,058               --
                                                                    ---------     -----------     ------------     ------------
   Net loss on investments, futures contracts, foreign
   currency and forward foreign currency contracts                   (827,856)     (8,089,173)     (96,924,863)     (23,229,090)
                                                                    ---------     -----------     ------------     ------------

Net decrease in net assets resulting from operations                $(458,347)    $(7,496,579)    $(91,022,996)    $(22,747,474)
                                                                    =========     ===========     ============     ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                                                     LIFESTYLE       LIFESTYLE        LIFESTYLE         LIFESTYLE
                                                                     GROWTH 820     BALANCED 640     MODERATE 460   CONSERVATIVE 280
                                                                       TRUST           TRUST            TRUST             TRUST
                                                                   ------------     ------------     ------------      -----------
Investment Income:
   Income distributions received                                   $  8,534,826     $ 15,729,235     $  6,793,664      $ 5,212,913
                                                                   ------------     ------------     ------------      -----------
   Total income                                                       8,534,826       15,729,235        6,793,664        5,212,913
                                                                   ------------     ------------     ------------      -----------

Expenses:
   Investment adviser fee (Note 5)                                      329,528          334,001          127,899           91,970
   Fund administration fees (Note 5)                                     61,371           61,888           20,589           12,745
   Printing and postage fees                                             67,178           67,565           22,826           14,298
   Audit and legal fees                                                  41,801           42,015           13,942            8,756
   Registration and filing fees                                          17,000           17,136            5,713            3,609
   Trustees fees and expenses (Note 6)                                   10,095           10,129            3,354            2,102
   Miscellaneous                                                          6,681            6,700            2,264            1,434
                                                                   ------------     ------------     ------------      -----------
   Expenses before reimbursement by investment adviser                  533,654          539,434          196,587          134,914
   Less reimbursement of expenses by investment adviser (Note 5)        (76,867)         (75,925)         (42,237)         (34,452)
                                                                   ------------     ------------     ------------      -----------
   Total expenses                                                       456,787          463,509          154,350          100,462
                                                                   ------------     ------------     ------------      -----------
Net investment income                                                 8,078,039       15,265,726        6,639,314        5,112,451
                                                                   ------------     ------------     ------------      -----------

Realized and unrealized gain (loss) on investments:
Net realized loss on investments transactions                       (74,778,362)     (45,707,299)     (12,153,521)      (1,955,403)
Capital gain distributions received                                  21,977,604       16,505,833        4,263,539          358,572
Change in unrealized appreciation (depreciation) on:                 (6,610,154)     (11,169,287)        (298,450)         993,833
                                                                   ------------     ------------     ------------      -----------
   Net loss on investments                                          (59,410,912)     (40,370,753)      (8,188,432)        (602,998)
                                                                   ------------     ------------     ------------      -----------

Net increase (decrease) in net assets resulting from operations    $(51,332,873)    $(25,105,027)    $ (1,549,118)     $ 4,509,453
                                                                   ============     ============     ============      ===========



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                       INTERNET                          PACIFIC RIM                    TELE-
                                                     TECHNOLOGIES                      EMERGING MARKETS            COMMUNICATIONS
                                                         TRUST                               TRUST                      TRUST
                                           --------------------------------    --------------------------------    --------------

                                                YEAR            5/1/2000*           YEAR              YEAR           4/30/2001*
                                                ENDED              TO               ENDED             ENDED              TO
                                              12/31/01          12/31/00          12/31/01          12/31/00          12/31/01
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)               $     (231,473)   $     (200,016)   $      213,481    $      589,005    $      (15,989)
Net realized gain (loss) on:
    Investment transactions                   (38,019,078)       (5,615,905)       (9,058,662)        6,031,370        (3,002,479)
    Futures contracts                                  --                --                --                               8,562
    Foreign currency and forward foreign
    currency contracts                                 --                --          (157,589)          125,896            (3,980)
Change in unrealized appreciation
(depreciation) on:
    Investments                                10,064,164       (30,537,590)       (2,856,511)      (30,788,978)       (2,469,458)
    Written options contracts                          --                --                --                --               112
    Foreign currency and forward foreign
    currency contracts                                 --                --             8,412           (44,128)                2
                                           --------------    --------------    --------------    --------------    --------------
Net decrease in net assets
resulting from operations                     (28,186,387)      (36,353,511)      (11,850,869)      (24,086,835)       (5,483,230)
Distribution to shareholders from:
    Net investment income                              --                --          (273,042)         (349,336)               --
                                           --------------    --------------    --------------    --------------    --------------
    Total distributions                                --                --          (273,042)         (349,336)               --
Capital Shares Transactions+:
    Net proceeds from sales of shares          23,178,306        98,782,917       256,227,434       278,504,552        24,774,132
    Reinvestment of distributions                      --                --           273,042           349,336                --
    Cost of shares redeemed                    (7,108,024)       (9,115,330)     (271,765,686)     (265,800,555)       (2,373,041)
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets
from capital share transactions                16,070,282        89,667,587       (15,265,210)       13,053,333        22,401,091
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets             (12,116,105)       53,314,076       (27,389,121)      (11,382,838)       16,917,861
Net assets at beginning of period              53,314,076                --        83,370,167        94,753,005                --
                                           --------------    --------------    --------------    --------------    --------------
Net assets at end of period                $   41,197,971    $   53,314,076    $   55,981,046    $   83,370,167    $   16,917,861
                                           ==============    ==============    ==============    ==============    ==============

+ Capital Shares Issued and Redeemed:
    Shares sold                                 4,899,620         8,538,887        36,550,282        29,195,716         2,448,232
    Reinvestment of distributions                      --                --            38,457            33,365                --
    Shares redeemed                            (1,626,612)         (955,669)      (38,337,893)      (27,771,311)         (314,447)
                                           --------------    --------------    --------------    --------------    --------------
  Net increase                                  3,273,008         7,583,218        (1,749,154)        1,457,770         2,133,785
                                           ==============    ==============    ==============    ==============    ==============


* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                       SCIENCE &                        INTERNATIONAL                 HEALTH
                                                      TECHNOLOGY                          SMALL CAP                  SCIENCES
                                                         TRUST                              TRUST                      TRUST
                                           --------------------------------     -------------------------------    --------------

                                                YEAR              YEAR              YEAR              YEAR           4/30/2001*
                                                ENDED             ENDED             ENDED             ENDED              TO
                                              12/31/01          12/31/00          12/31/01          12/31/00          12/31/01
                                           --------------    --------------    --------------    -------------     --------------
Increase (decrease) in net assets:
Operations:
Net investment loss                        $   (7,081,861)   $  (11,206,075)   $      (20,933)   $   (2,083,362)   $     (123,603)
Net realized gain (loss) on:
    Investment transactions                  (717,122,928)       14,942,384       (66,221,063)      (51,301,139)         (135,654)
    Foreign currency and forward foreign
    currency contracts                            (74,559)         (445,548)       (3,147,127)       (3,021,848)            1,060
Change in unrealized appreciation
(depreciation) on:
    Investments                               189,464,485      (642,458,134)       (5,699,681)      (61,573,091)        2,704,285
    Foreign currency and forward foreign
    currency contracts                              8,098            (6,826)           10,018            34,762              (368)
                                           --------------    --------------    --------------    --------------    --------------
Net increase (decrease) in net assets
resulting from operations                    (534,806,765)     (639,174,199)      (75,078,786)     (117,944,678)        2,445,720
Distribution to shareholders from:
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                              --       (30,101,502)               --       (42,197,219)               --
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                     (49,029,735)       (8,851,142)               --       (20,435,590)               --
                                           --------------    --------------    --------------    --------------    --------------
    Total distributions                       (49,029,735)      (38,952,644)               --       (62,632,809)               --
Capital Shares Transactions+:
    Net proceeds from sales of shares         186,107,043       831,898,443       204,813,579       574,345,070        57,303,024
    Reinvestment of distributions              49,029,735        38,952,644                --        62,632,809                --
    Cost of shares redeemed                  (183,894,785)      (74,996,869)     (240,689,846)     (438,955,474)       (8,181,202)
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets from
capital share transactions                     51,241,993       795,854,218       (35,876,267)      198,022,405        49,121,822
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets            (532,594,507)      117,727,375      (110,955,053)       17,444,918        51,567,542
Net assets at beginning of period           1,262,181,440     1,144,454,065       257,405,592       239,960,674                --
                                           --------------    --------------    --------------    --------------    --------------
Net assets at end of period                   729,586,933    $1,262,181,440    $  146,450,539    $  257,405,592    $   51,567,542
                                           ==============    ==============    ==============    ==============    ==============

+ Capital Shares Issued and Redeemed:
    Shares sold                                11,718,129        24,028,473        16,260,416        24,509,131         4,437,008
    Reinvestment of distributions               3,433,455         1,111,345                --         2,564,816                --
    Shares redeemed                           (12,611,226)       (2,474,126)      (18,998,584)      (19,896,702)         (628,940)
                                           --------------    --------------    --------------    --------------    --------------
  Net increase (decrease)                       2,540,358        22,665,692        (2,738,168)        7,177,245         3,808,068
                                           ==============    ==============    ==============    ==============    ==============


* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                 EMERGING                     SMALL COMPANY
                                             AGGRESSIVE GROWTH                 SMALL COMPANY                      BLEND
                                                   TRUST                           TRUST                          TRUST
                                       -----------------------------   -----------------------------   ----------------------------

                                           YEAR            YEAR            YEAR            YEAR            YEAR            YEAR
                                           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                         12/31/01        12/31/00        12/31/01        12/31/00        12/31/01        12/31/00
                                       -------------   -------------   -------------   -------------   -------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)           $  (2,448,373)  $  (1,926,462)  $  (1,365,684)  $    (261,724)  $     357,490   $     (7,855)
Net realized gain (loss) on:
    Investment transactions              (96,483,267)     (4,968,236)    (25,364,630)     18,631,628     (18,640,622)     6,874,622
    Foreign currency and forward
    foreign currency contracts                    --              --              14              --              25             --
Change in unrealized appreciation
(depreciation) on:
    Investments                          (11,296,191)    (28,429,808)   (102,379,467)    (60,108,199)     17,954,113    (33,134,505)
    Foreign currency and forward
    foreign currency contracts                    --              --             (46)             46              --             --
                                       -------------   -------------   -------------   -------------   -------------   ------------
Net decrease in net assets resulting
from operations                        $(110,227,831)    (35,324,506)   (129,109,813)    (41,738,249)       (328,994)   (26,267,738)
Distribution to shareholders from:
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                         --              --              --     (33,360,093)       (542,014)    (9,479,461)
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                         --              --     (18,772,975)    (21,631,217)             --       (304,299)
                                       -------------   -------------   -------------   -------------   -------------   ------------
    Total distributions                           --              --     (18,772,975)    (54,991,310)       (542,014)    (9,783,760)
Capital Shares Transactions+:
    Net proceeds from sales of shares     95,252,617     382,242,262     108,061,726     266,697,559     111,971,975     88,118,576
    Reinvestment of distributions                 --              --      18,772,975      54,991,310         542,014      9,783,760
    Cost of shares redeemed              (91,921,935)    (65,777,456)   (104,750,092)   (104,639,819)    (45,516,262)   (20,241,850)
                                       -------------   -------------   -------------   -------------   -------------   ------------
Increase in net assets from capital
share transactions                         3,330,682     316,464,806      22,084,609     217,049,050      66,997,727     77,660,486
                                       -------------   -------------   -------------   -------------   -------------   ------------
Increase (decrease) in net assets       (106,897,149)    281,140,300    (125,798,179)    120,319,491      66,126,719     41,608,988
Net assets at beginning of period        416,643,241     135,502,941     573,471,439     453,151,948      95,123,248     53,514,260
                                       -------------   -------------   -------------   -------------   -------------   ------------
Net assets at end of period            $ 309,746,092   $ 416,643,241   $ 447,673,260   $ 573,471,439   $ 161,249,967   $ 95,123,248
                                       =============   =============   =============   =============   =============   ============

+ Capital Shares Issued and Redeemed:
    Shares sold                            6,445,535      18,836,730       3,835,601       6,393,582      10,362,577      5,469,719
    Reinvestment of distributions                 --              --         745,847       1,425,384          55,878        866,833
    Shares redeemed                       (6,342,270)     (3,326,474)     (3,780,291)     (2,565,285)     (4,144,059)    (1,320,233)
                                       -------------   -------------   -------------   -------------   -------------   ------------
  Net increase                               103,265      15,510,256         801,157       5,253,681       6,274,396      5,016,319
                                       =============   =============   =============   =============   =============   ============




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                       DYNAMIC                    MID CAP           MID CAP
                                                       GROWTH                     GROWTH         OPPORTUNITIES
                                                        TRUST                      TRUST             TRUST
                                           --------------------------------    --------------    --------------

                                                YEAR            5/1/2000*        4/30/2001*        4/30/2001*
                                                ENDED              TO                TO                TO
                                              12/31/01          12/31/00          12/31/01          12/31/01
                                           --------------    --------------    --------------    --------------
Increase in net assets:
Operations:
Net investment income (loss)               $     (577,077)   $      231,237    $      (95,480)   $     (121,330)
Net realized loss on:
    Investment transactions                  (104,787,897)      (13,378,389)       (1,891,842)       (3,337,349)
    Foreign currency and forward foreign
    currency contracts                                 --                --              (571)               (1)
Change in unrealized appreciation
(depreciation) on:
    Investments                                33,400,009       (42,286,936)         (690,519)        1,061,082
    Foreign currency and forward foreign
    currency contracts                                 --                --                (2)
                                           --------------    --------------    --------------    --------------
Net decrease in net assets resulting
from operations                               (71,964,965)      (55,434,088)       (2,678,414)       (2,397,598)
Distribution to shareholders from:
    Net investment income                        (231,237)               --                --                --
                                           --------------    --------------    --------------    --------------
    Total distributions                          (231,237)               --                --                --
Capital Shares Transactions+:
    Net proceeds from sales of shares          97,496,404       203,817,019        35,863,308        36,320,588
    Reinvestment of distributions                 231,237                --                --                --
    Cost of shares redeemed                   (28,579,719)      (12,625,364)       (1,814,590)       (4,366,617)
                                           --------------    --------------    --------------    --------------
Increase in net assets from capital
share transactions                             69,147,922       191,191,655        34,048,718        31,953,971
                                           --------------    --------------    --------------    --------------
Increase (decrease) in net assets              (3,048,280)      135,757,567        31,370,304        29,556,373
Net assets at beginning of period             135,757,567                --                --                --
                                           --------------    --------------    --------------    --------------
Net assets at end of period                $  132,709,287    $  135,757,567    $   31,370,304    $   29,556,373
                                           ==============    ==============    ==============    ==============

+ Capital Shares Issued and Redeemed:
    Shares sold                                15,776,881        18,304,658         3,173,998         3,197,453
    Reinvestment of distributions                  37,908                --                --
    Shares redeemed                            (4,975,933)       (1,286,391)         (177,332)         (406,577)
                                           --------------    --------------    --------------    --------------
  Net increase                                 10,838,856        17,018,267         2,996,666         2,790,876
                                           ==============    ==============    ==============    ==============

* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                         MID CAP                             ALL CAP                  FINANCIAL
                                                          STOCK                              GROWTH                    SERVICES
                                                          TRUST                               TRUST                     TRUST
                                            --------------------------------    --------------------------------    --------------

                                                 YEAR              YEAR              YEAR             YEAR            4/30/2001*
                                                 ENDED             ENDED             ENDED            ENDED               TO
                                               12/31/01          12/31/00          12/31/01         12/31/00           12/31/01
                                            --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                $     (448,210)   $     (114,368)   $   (2,729,264)   $   (3,334,894)   $        7,470
Net realized gain (loss) on:
    Investment transactions                    (19,631,534)       (7,799,563)     (179,517,736)       38,059,185          (374,402)
    Futures contracts and written options               --                --           333,597         4,663,881                --
    Foreign currency and forward foreign
    currency contracts                                  --                --                --                --              (944)
Change in unrealized appreciation
(depreciation) on:
    Investments                                  8,363,181         1,849,710       (30,013,712)     (167,605,066)         (138,896)
    Foreign currency and forward foreign
    currency contracts                                  --                --                --                --                (5)
                                            --------------    --------------    --------------    --------------    --------------
Net decrease in net assets resulting
from operations                                (11,716,563)       (6,064,221)     (211,927,115)     (128,216,894)         (506,777)
Distribution to shareholders from:
    Net investment income                               --                --                --                --            (6,678)
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                               --                --                --       (49,795,560)               --
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                               --                --       (42,761,463)       (8,609,756)               --
                                            --------------    --------------    --------------    --------------    --------------
    Total distributions                                 --                --       (42,761,463)      (58,405,316)           (6,678)
Capital Shares Transactions+:
    Net proceeds from sales of shares           89,343,026       110,185,041       321,376,236       487,336,225        32,446,217
    Reinvestment of distributions                       --                --        42,761,463        58,405,316             6,678
    Cost of shares redeemed                    (46,244,767)      (81,280,834)     (344,784,760)     (148,578,819)       (7,099,580)
                                            --------------    --------------    --------------    --------------    --------------
Increase in net assets from capital
share transactions                              43,098,259        28,904,207        19,352,939       397,162,722        25,353,315
                                            --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets               31,381,696        22,839,986      (235,335,639)      210,540,512        24,839,860
Net assets at beginning of period              122,350,161        99,510,175       873,214,314       662,673,802                --
                                            --------------    --------------    --------------    --------------    --------------
Net assets at end of period                 $  153,731,857    $  122,350,161    $  637,878,675    $  873,214,314    $   24,839,860
                                            ==============    ==============    ==============    ==============    ==============

+ Capital Shares Issued and Redeemed:
    Shares sold                                  8,501,473         9,017,917        20,002,840        19,390,820         2,720,438
    Reinvestment of distributions                       --                --         2,780,329         2,398,576               576
    Shares redeemed                             (4,346,181)       (6,799,903)      (21,830,986)       (6,119,546)         (585,859)
                                            --------------    --------------    --------------    --------------    --------------
  Net increase                                   4,155,292         2,218,014           952,183        15,669,850         2,135,155
                                            ==============    ==============    ==============    ==============    ==============

* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                               INTERNATIONAL                  INTERNATIONAL
                                                 OVERSEAS                          STOCK                          VALUE
                                                   TRUST                           TRUST                          TRUST
                                       -----------------------------   -----------------------------   ----------------------------

                                           YEAR            YEAR            YEAR            YEAR            YEAR           YEAR
                                           ENDED           ENDED           ENDED           ENDED           ENDED          ENDED
                                         12/31/01        12/31/00        12/31/01        12/31/00        12/31/01       12/31/00
                                       -------------   -------------   -------------   -------------   ------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income                  $   3,423,096   $   1,924,602   $   1,338,446   $     277,396   $  2,312,794   $   2,170,231
Net realized gain (loss) on:
    Investment transactions              (91,304,510)     33,187,007     (21,400,547)     12,343,861     (8,906,833)      2,749,492
    Futures contracts                     (3,971,155)       (102,924)             --              --             --              --
    Foreign currency and forward
    foreign currency contracts              (874,743)       (398,996)        (26,465)        119,994       (449,239)       (369,715)
Change in unrealized appreciation
(depreciation) on:
    Investments                          (14,402,843)   (125,362,488)    (43,456,091)    (59,936,079)    (8,319,235)    (11,847,716)
    Futures contracts                        177,128        (383,121)             --              --             --              --
    Foreign currency and forward
    foreign currency contracts               (67,516)        (28,968)         (2,493)         10,749         (2,353)          5,712
                                       -------------   -------------   -------------   -------------   ------------   -------------
Net decrease in net assets resulting
from operations                         (107,020,543)    (91,164,888)    (63,547,150)    (47,184,079)   (15,364,866)     (7,291,996)
Distribution to shareholders from:
    Net investment income                 (1,221,043)     (3,816,198)       (537,526)        (67,065)    (1,789,959)       (509,256)
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                (17,586,272)    (17,348,163)             --        (237,845)    (2,799,497)       (303,161)
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                (20,465,625)    (15,883,168)    (12,045,532)       (987,858)            --              --
                                       -------------   -------------   -------------   -------------   ------------   -------------
    Total distributions                  (39,272,940)    (37,047,529)    (12,583,058)     (1,292,768)    (4,589,456)       (812,417)
Capital Shares Transactions+:
    Net proceeds from sales of shares    469,259,871     999,763,771     278,376,091     448,671,191    153,951,470     175,744,193
    Reinvestment of distributions         39,272,940      37,047,529      12,583,058       1,292,768      4,589,456         812,417
    Cost of shares redeemed             (421,910,284)   (824,240,448)   (247,529,382)   (335,162,209)   (88,867,055)   (110,911,091)
                                       -------------   -------------   -------------   -------------   ------------   -------------
Increase in net assets from capital
share transactions                        86,622,527     212,570,852      43,429,767     114,801,750     69,673,871      65,645,519
                                       -------------   -------------   -------------   -------------   ------------   -------------
Increase (decrease) in net assets        (59,670,956)     84,358,435     (32,700,441)     66,324,903     49,719,549      57,541,106
Net assets at beginning of period        488,581,702     404,223,267     298,053,607     231,728,704    158,510,694     100,969,588
                                       =============   =============   =============   =============   ============   =============
Net assets at end of period            $ 428,910,746   $ 488,581,702   $ 265,353,166   $ 298,053,607   $208,230,243   $ 158,510,694
                                       =============   =============   =============   =============   ============   =============

+ Capital Shares Issued and Redeemed:
    Shares sold                           49,336,625      73,124,253      26,879,353      31,731,922     14,445,181      14,385,562
    Reinvestment of distributions          4,040,426       2,625,622       1,182,618          86,185        428,921          65,254
    Shares redeemed                      (44,302,875)    (60,110,687)    (23,650,658)    (23,565,852)    (8,262,631)     (9,084,699)
                                       -------------   -------------   -------------   -------------   ------------   -------------
  Net increase                             9,074,176      15,639,188       4,411,313       8,252,255      6,611,471       5,366,117
                                       =============   =============   =============   =============   ============   =============




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                       CAPITAL                             STRATEGIC                QUANTITATIVE
                                                     APPRECIATION                        OPPORTUNITIES                 MID CAP
                                                         TRUST                               TRUST                      TRUST
                                           --------------------------------    --------------------------------    --------------

                                                YEAR           11/1/2000*           YEAR              YEAR           4/30/2001*
                                                ENDED              TO               ENDED             ENDED              TO
                                              12/31/01          12/31/00          12/31/01          12/31/00          12/31/01
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)               $      (54,435)   $       (1,777)   $   (1,446,943)   $    6,526,561    $      (45,825)
Net realized gain (loss) on:
    Investment transactions                    (4,657,431)         (139,941)     (348,512,026)      170,334,772       (24,322,190)
    Futures contracts                                  --                --          (871,219)         (178,808)               --
    Foreign currency and forward foreign
    currency contracts                                 --                --            25,120            (2,837)               --
Change in unrealized appreciation
(depreciation) on:
    Investments                                   644,764          (472,460)      135,591,523      (275,712,170)        3,192,793
    Foreign currency and forward foreign
    currency contracts                                 --                --                --             1,004                --
                                           --------------    --------------    --------------    --------------    --------------
Net decrease in net assets resulting
from operations                                (4,067,102)         (614,178)     (215,213,545)      (99,031,478)      (21,175,222)
Distribution to shareholders from:
    Net investment income                              --                --        (6,217,172)       (5,093,411)               --
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                              --                --      (182,312,892)     (191,516,137)               --
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                              --                --                --       (45,859,588)               --
                                           --------------    --------------    --------------    --------------    --------------
    Total distributions                                --                --      (188,530,064)     (242,469,136)               --
Capital Shares Transactions+:
    Net proceeds from sales of shares          52,122,731         6,745,667       186,663,946       164,566,304       124,777,518
    Reinvestment of distributions                      --                --       188,530,064       242,469,136                --
    Cost of shares redeemed                   (13,133,083)         (851,640)     (339,842,687)     (313,085,581)       (4,056,558)
                                           --------------    --------------    --------------    --------------    --------------
Increase in net assets from capital
share transactions                             38,989,648         5,894,027        35,351,323        93,949,859       120,720,960
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets              34,922,546         5,279,849      (368,392,286)     (247,550,755)       99,545,738
Net assets at beginning of period               5,279,849                --     1,425,677,232     1,673,227,987                --
                                           --------------    --------------    --------------    --------------    --------------
Net assets at end of period                $   40,202,395    $    5,279,849    $1,057,284,946    $1,425,677,232    $   99,545,738
                                           ==============    ==============    ==============    ==============    ==============

+ Capital Shares Issued and Redeemed:
    Shares sold                                 5,466,590           553,840        12,810,905         8,572,161        10,141,082
    Reinvestment of distributions                      --                --        13,791,519        12,674,811                --
    Shares redeemed                            (1,457,323)          (72,553)      (24,281,739)      (16,292,690)         (378,753)
                                           --------------    --------------    --------------    --------------    --------------
  Net increase                                  4,009,267           481,287         2,320,685         4,954,282         9,762,329
                                           ==============    ==============    ==============    ==============    ==============


* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                     GLOBAL EQUITY            STRATEGIC GROWTH                 GROWTH
                                                         TRUST                     TRUST                       TRUST
                                           --------------------------------    --------------    --------------------------------

                                                YEAR              YEAR           4/30/2001*           YEAR              YEAR
                                                ENDED             ENDED              TO               ENDED             ENDED
                                              12/31/01          12/31/00          12/31/01          12/31/01          12/31/00
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)               $    4,871,308    $   10,652,938    $      (73,486)   $   (2,178,657)   $   (1,986,170)
Net realized gain (loss) on:
    Investment transactions                   (37,576,105)       89,545,885        (5,627,819)     (183,700,852)      (24,296,339)
    Foreign currency and forward foreign
    currency contracts                          1,257,454         8,234,605              (381)            1,203                --
Change in unrealized appreciation
(depreciation) on:
    Investments                               (78,976,365)      (24,156,941)        1,980,219        44,704,221      (209,392,147)
    Foreign currency and forward foreign
    currency contracts                           (166,982)       (3,898,701)              104            (1,547)             (272)
                                           --------------    --------------    --------------    --------------    --------------
Net increase (decrease) in net assets
resulting from operations                    (110,590,690)       80,377,786        (3,721,363)     (141,175,632)     (235,674,928)
Distribution to shareholders from:
    Net investment income                     (14,822,943)      (14,174,688)               --                --                --
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                     (10,191,405)      (12,974,667)               --                --       (47,710,945)
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                     (78,780,951)      (67,859,622)               --                --       (28,385,057)
                                           --------------    --------------    --------------    --------------    --------------
      Total distributions                    (103,795,299)      (95,008,977)               --                --       (76,096,002)
Capital Shares Transactions+:
    Net proceeds from sales of shares         157,405,287       432,461,816       100,742,822       150,589,562       355,804,669
    Reinvestment of distributions             103,795,299        95,008,977                --                --        76,096,002
    Cost of shares redeemed                  (244,206,976)     (625,148,098)       (5,628,773)     (152,085,231)     (125,883,014)
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets
from capital share transactions                16,993,610       (97,677,305)       95,114,049        (1,495,669)      306,017,657
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets            (197,392,379)     (112,308,496)       91,392,686      (142,671,301)       (5,753,273)
Net assets at beginning of period             725,419,234       837,727,730                --       637,194,497       642,947,770
                                           --------------    --------------    --------------    --------------    --------------
Net assets at end of period                $  528,026,855    $  725,419,234    $   91,392,686    $  494,523,196    $  637,194,497
                                           ==============    ==============    ==============    ==============    ==============

+ Capital Shares Issued and Redeemed:
    Shares sold                                10,934,469        25,063,249         8,842,577        10,074,877        14,341,569
    Reinvestment of distributions               7,085,003         5,709,674                --                --         2,965,550
    Shares redeemed                           (16,646,926)      (36,117,269)         (548,453)      (10,551,629)       (5,304,947)
                                           --------------    --------------    --------------    --------------    --------------
  Net increase (decrease)                       1,372,546        (5,344,346)        8,294,124          (476,752)       12,002,172
                                           ==============    ==============    ==============    ==============    ==============

* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                       LARGE CAP                                    CAPITAL
                                                        GROWTH                 ALL CAP VALUE     OPPORTUNITIES
                                                         TRUST                     TRUST             TRUST
                                           --------------------------------    --------------    --------------

                                                YEAR              YEAR           4/30/2001*        4/30/2001*
                                                ENDED             ENDED              TO                TO
                                              12/31/01          12/31/00          12/31/01          12/31/01
                                           --------------    --------------    --------------    --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)               $    1,491,485    $      (49,081)   $        4,460    $      (31,446)
Net realized gain (loss) on:
    Investment transactions                  (111,377,029)       14,601,898          (308,445)       (2,228,205)
    Foreign currency and forward foreign
    currency contracts                              1,167             7,019                (6)             (607)
Change in unrealized appreciation
(depreciation) on:
    Investments                                 8,561,420      (101,263,374)          861,766         1,391,164
    Foreign currency and forward foreign
    currency contracts                                 30               (28)               --               (14)
                                           --------------    --------------    --------------    --------------
Net increase (decrease) in net assets
resulting from operations                    (101,322,927)      (86,703,566)          557,775          (869,108)
Distribution to shareholders from:
    Net investment income                              --        (1,269,911)           (3,613)               --
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                      (1,595,308)      (12,345,952)               --                --
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                     (19,079,750)      (60,798,694)               --                --
                                           --------------    --------------    --------------    --------------
    Total distributions                       (20,675,058)      (74,414,557)           (3,613)               --
Capital Shares Transactions+:
    Net proceeds from sales of shares         192,902,861       342,330,170        24,163,222        34,382,412
    Reinvestment of distributions              20,675,058        74,414,557             3,613                --
    Cost of shares redeemed                  (137,223,484)     (116,519,141)       (3,844,475)          (85,713)
                                           --------------    --------------    --------------    --------------
Increase in net assets from capital
share transactions                             76,354,435       300,225,586        20,322,360        34,296,699
                                           --------------    --------------    --------------    --------------
Increase (decrease) in net assets             (45,643,550)      139,107,463        20,876,522        33,427,591
Net assets at beginning of period             541,692,720       402,585,257                --                --
                                           --------------    --------------    --------------    --------------
Net assets at end of period                $  496,049,170    $  541,692,720    $   20,876,522    $   33,427,591
                                           ==============    ==============    ==============    ==============

+ Capital Shares Issued and Redeemed:
    Shares sold                                17,864,579        22,586,555         1,972,647         3,132,752
    Reinvestment of distributions               1,991,817         4,980,894               288                --
    Shares redeemed                           (12,758,176)       (7,870,281)         (317,954)           (8,196)
                                           --------------    --------------    --------------    --------------
  Net increase                                  7,098,220        19,697,168         1,654,981         3,124,556
                                           ==============    ==============    ==============    ==============


* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                      QUANTITATIVE                         BLUE CHIP
                                                        EQUITY                              GROWTH                   UTILITIES
                                                         TRUST                               TRUST                     TRUST
                                           --------------------------------    --------------------------------    --------------

                                                YEAR              YEAR              YEAR              YEAR           4/30/2001*
                                                ENDED             ENDED             ENDED             ENDED              TO
                                              12/31/01          12/31/00          12/31/01          12/31/00          12/31/01
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)               $    1,077,631    $    1,523,497    $      (31,147)   $   (1,454,277)   $       89,035
Net realized gain (loss) on:
    Investment transactions                  (130,908,913)       75,887,609       (70,097,243)      130,400,392        (2,440,628)
    Foreign currency and forward foreign
    currency contracts                                 --                --            (5,932)          (19,570)             (922)
Change in unrealized depreciation on:
    Investments                                (8,259,196)      (54,352,471)     (230,852,159)     (195,435,034)         (856,621)
    Foreign currency and forward foreign
    currency contracts                                 --                --                --                (1)               47
                                           --------------    --------------    --------------    --------------    --------------
Net increase (decrease) in net assets
resulting from operations                    (138,090,478)       23,058,635      (300,986,481)      (66,508,490)       (3,209,089)
Distribution to shareholders from:
    Net investment income                      (1,523,499)       (1,884,589)               --          (796,216)          (87,620)
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                     (56,520,330)      (52,217,075)               --                --                --
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                     (22,252,930)       (7,334,839)     (132,653,982)      (82,180,080)               --
                                           --------------    --------------    --------------    --------------    --------------
    Total distributions                       (80,296,759)      (61,436,503)     (132,653,982)      (82,976,296)          (87,620)
Capital Shares Transactions+:
    Net proceeds from sales of shares         111,881,250       238,992,370       206,429,570       486,262,775        22,375,048
    Reinvestment of distributions              80,296,759        61,436,503       132,653,982        82,976,296            87,620
    Cost of shares redeemed                  (138,600,864)      (81,147,786)     (271,287,887)     (154,948,767)         (906,067)
                                           --------------    --------------    --------------    --------------    --------------
Increase in net assets from capital
share transactions                             53,577,145       219,281,087        67,795,665       414,290,304        21,556,601
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets            (164,810,092)      180,903,219      (365,844,798)      264,805,518        18,259,892
Net assets at beginning of period             612,812,580       431,909,361     1,999,038,585     1,734,233,067                --
                                           --------------    --------------    --------------    --------------    --------------
Net assets at end of period                $  448,002,488    $  612,812,580    $1,633,193,787    $1,999,038,585    $   18,259,892
                                           ==============    ==============    ==============    ==============    ==============

+ Capital Shares Issued and Redeemed:
    Shares sold                                 5,511,209         8,652,685        12,063,353        22,565,894         2,041,176
    Reinvestment of distributions               4,241,773         2,268,704         8,558,321         3,815,002             9,462
    Shares redeemed                            (7,039,794)       (2,922,936)      (16,769,591)       (7,197,956)          (85,761)
                                           --------------    --------------    --------------    --------------    --------------
  Net increase                                  2,713,188         7,998,453         3,852,083        19,182,940         1,964,877
                                           ==============    ==============    ==============    ==============    ==============


* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                     REAL ESTATE
                                                      SECURITIES                      SMALL COMPANY VALUE          MID CAP VALUE
                                                         TRUST                               TRUST                     TRUST
                                           --------------------------------    --------------------------------    --------------

                                                YEAR              YEAR              YEAR              YEAR           4/30/2001*
                                                ENDED             ENDED             ENDED             ENDED              TO
                                              12/31/01          12/31/00          12/31/01          12/31/00          12/31/01
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets:
Operations:
Net investment income                      $   10,979,206    $   10,417,633    $    1,073,773    $      355,772    $      181,135
Net realized gain (loss) on:
    Investment transactions                    18,144,221        (2,253,978)       14,270,461         1,604,317          (470,630)
    Futures contracts                                  --                --            (3,144)               --                --
Change in unrealized appreciation
(depreciation) on:
    Investments                               (22,629,568)       42,437,156        (3,627,303)        5,064,744         3,882,505
                                           --------------    --------------    --------------    --------------    --------------
Net increase in net assets resulting
from operations                                 6,493,859        50,600,811        11,713,787         7,024,833         3,593,010
Distribution to shareholders from:
    Net investment income                      (8,304,834)       (7,799,525)         (247,360)         (125,033)         (177,922)
                                           --------------    --------------    --------------    --------------    --------------
    Total distributions                        (8,304,834)       (7,799,525)         (247,360)         (125,033)         (177,922)
Capital Shares Transactions+:
    Net proceeds from sales of shares         118,301,794        57,725,738       158,818,319        69,912,952        79,588,919
    Reinvestment of distributions               8,304,834         7,799,525           247,360           125,033           177,922
    Cost of shares redeemed                  (161,517,778)      (47,441,193)      (73,468,484)      (50,123,064)       (2,444,741)
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets
from capital share transactions               (34,911,150)       18,084,070        85,597,195        19,914,921        77,322,100
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets             (36,722,125)       60,885,356        97,063,622        26,814,725        80,737,188
Net assets at beginning of period             257,641,379       196,756,023       115,982,014        89,167,293                --
                                           --------------    --------------    --------------    --------------    --------------
Net assets at end of period                $  220,919,254    $  257,641,379    $  213,045,636    $  115,982,014    $   80,737,188
                                           ==============    ==============    ==============    ==============    ==============

+ Capital Shares Issued and Redeemed:
    Shares sold                                 7,745,194         4,144,815        12,117,503         5,695,138         6,372,439
    Reinvestment of distributions                 577,125           611,248            19,757            10,333            13,655
    Shares redeemed                           (10,633,885)       (3,473,015)       (5,637,627)       (4,032,872)         (203,440)
                                           --------------    --------------    --------------    --------------    --------------
  Net increase (decrease)                      (2,311,566)        1,283,048         6,499,633         1,672,599         6,182,654
                                           ==============    ==============    ==============    ==============    ==============


* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                                 TACTICAL
                                                  VALUE                        EQUITY INDEX                     ALLOCATION
                                                  TRUST                           TRUST                           TRUST
                                       ----------------------------    ----------------------------    ----------------------------

                                           YEAR            YEAR            YEAR            YEAR            YEAR          5/1/2000*
                                           ENDED           ENDED           ENDED           ENDED           ENDED            TO
                                         12/31/01        12/31/00        12/31/01        12/31/00        12/31/01        12/31/00
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)           $  2,730,137    $  1,564,997    $  1,020,258    $  1,085,568    $     68,006    $    522,476
Net realized gain (loss) on:
    Investment transactions               3,924,741       6,550,491        (158,997)      1,699,684      (4,315,065)        119,275
    Futures contracts                            --              --        (302,844)       (129,466)             --              --
Change in unrealized appreciation
(depreciation) on:
    Investments                          (2,769,433)     26,097,496     (15,065,974)    (14,412,449)     (4,722,337)     (2,245,359)
    Futures contracts                            --              --           5,842         (87,609)             --              --
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
resulting from operations                 3,885,445      34,212,984     (14,501,715)    (11,844,272)     (8,969,396)     (1,603,608)
Distribution to shareholders from:
    Net investment income                (1,564,997)             --      (1,085,568)             --         (66,640)       (521,630)
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                (1,415,761)             --         (11,933)       (151,402)       (418,743)     (1,024,122)
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                (5,141,047)             --      (1,646,150)       (195,548)             --              --
                                       ------------    ------------    ------------    ------------    ------------    ------------
    Total distributions                  (8,121,805)             --      (2,743,651)       (346,950)       (485,383)     (1,545,752)
Capital Shares Transactions+:
    Net proceeds from sales of shares   225,625,200      62,603,243      16,320,530      35,240,596      53,607,078      58,037,817
    Reinvestment of distributions         8,121,805              --       2,743,651         346,950         485,383       1,545,752
    Cost of shares redeemed             (58,729,028)    (53,849,766)    (12,965,466)    (24,017,163)    (14,186,683)    (13,170,845)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase in net assets from capital
share transactions                      175,017,977       8,753,477       6,098,715      11,570,383      39,905,778      46,412,724
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets       170,781,617      42,966,461     (11,146,651)       (620,839)     30,450,999      43,263,364
Net assets at beginning of period       189,245,449     146,278,988     114,154,115     114,774,954      43,263,364              --
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net assets at end of period            $360,027,066    $189,245,449    $103,007,464    $114,154,115    $ 73,714,363    $ 43,263,364
                                       ============    ============    ============    ============    ============    ============

+ Capital Shares Issued and Redeemed:
    Shares sold                          13,555,272       4,373,816       1,104,630       1,976,809       4,967,051       4,635,974
    Reinvestment of distributions           501,966              --         193,761          18,724          47,922         131,890
    Shares redeemed                      (3,686,537)     (3,944,248)       (900,623)     (1,368,017)     (1,380,394)     (1,060,439)
                                       ------------    ------------    ------------    ------------    ------------    ------------
  Net increase                           10,370,701         429,568         397,768         627,516       3,634,579       3,707,425
                                       ============    ============    ============    ============    ============    ============


* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                            FUNDAMENTAL
                                               VALUE                  GROWTH & INCOME                   U.S. LARGE CAP VALUE
                                               TRUST                       TRUST                               TRUST
                                           --------------    --------------------------------    --------------------------------

                                             4/30/2001*           YEAR              YEAR              YEAR              YEAR
                                                 TO               ENDED             ENDED             ENDED             ENDED
                                              12/31/01          12/31/01          12/31/00          12/31/01          12/31/00
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets:
Operations:
Net investment income                      $      155,669    $   12,307,222    $   10,407,561    $    1,472,323    $    1,729,835
Net realized gain (loss) on:
    Investment transactions                      (270,275)       74,262,640       130,574,062        (4,419,433)        1,661,946
    Foreign currency and forward foreign
    currency contracts                                 (5)               --                --               (14)              (45)
Change in unrealized appreciation
(depreciation)
    Investments                                   928,953      (416,319,255)     (367,751,541)       (2,865,924)        4,562,557
    Foreign currency and forward foreign
    currency contracts                                 --                --                --              (162)              162
                                           --------------    --------------    --------------    --------------    --------------
Net increase (decrease) in net assets
resulting from operations                         814,342      (329,749,393)     (226,769,918)       (5,813,210)        7,954,455
Distribution to shareholders from:
    Net investment income                              --       (10,407,561)      (17,382,011)       (1,729,790)         (565,664)
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                              --                --                --        (1,904,287)       (1,533,279)
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                              --      (130,574,062)     (182,201,245)       (1,477,297)               --
                                           --------------    --------------    --------------    --------------    --------------
    Total distributions                                --      (140,981,623)     (199,583,256)       (5,111,374)       (2,098,943)
Capital Shares Transactions+:
    Net proceeds from sales of shares         111,719,341        85,933,060       228,489,228       205,544,501       257,597,133
    Reinvestment of distributions                      --       140,981,623       199,583,256         5,111,374         2,098,943
    Cost of shares redeemed                      (943,747)     (282,803,088)     (274,601,266)     (116,504,676)      (40,881,301)
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets from
capital share transactions                    110,775,594       (55,888,405)      153,471,218        94,151,199       218,814,775
                                           --------------    --------------    --------------    --------------    --------------
Increase (decrease) in net assets             111,589,936      (526,619,421)     (272,881,956)       83,226,615       224,670,287
Net assets at beginning of period                      --     2,914,337,653     3,187,219,609       435,394,812       210,724,525
                                           --------------    --------------    --------------    --------------    --------------
Net assets at end of period                $  111,589,936    $2,387,718,232    $2,914,337,653    $  518,621,427    $  435,394,812
                                                             ==============    ==============    ==============    ==============

+ Capital Shares Issued and Redeemed:
    Shares sold                                 9,599,115         3,397,492         7,246,993        16,511,788        19,836,973
    Reinvestment of distributions                      --         5,818,474         6,264,383           424,533           157,815
    Shares redeemed                               (81,910)      (11,497,378)       (8,952,787)       (9,061,394)       (3,152,784)
                                           --------------    --------------    --------------    --------------    --------------
  Net increase (decrease)                       9,517,205        (2,281,412)        4,558,589         7,874,927        16,842,004
                                           ==============    ==============    ==============    ==============    ==============

* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                EQUITY-INCOME                   INCOME & VALUE                   BALANCED
                                                    TRUST                           TRUST                          TRUST
                                       -------------------------------   ----------------------------   ---------------------------

                                            YEAR             YEAR            YEAR           YEAR            YEAR           YEAR
                                            ENDED            ENDED           ENDED          ENDED           ENDED          ENDED
                                          12/31/01         12/31/00        12/31/01       12/31/00        12/31/01       12/31/00
                                       --------------   --------------   ------------   -------------   ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income                  $   15,386,376   $   17,798,516   $ 10,285,191   $  14,430,984   $  3,879,329   $  4,066,071
Net realized gain (loss) on:
    Investment transactions                32,722,537       90,403,152     (4,524,140)     10,979,985    (34,810,368)    (6,964,662)
    Foreign currency and forward
    foreign currency contracts                     --          (43,755)           818            (696)       (50,114)         1,405
Change in unrealized appreciation
(depreciation) on:
    Investments                           (35,971,745)      (1,907,634)      (720,583)      2,131,937     10,222,965    (17,657,715)
    Foreign currency and forward
    foreign currency contracts                     --             (462)          (471)            576         14,528         (9,451)
                                       --------------   --------------   ------------   -------------   ------------   ------------
Net increase (decrease) in net assets
resulting from operations                  12,137,168      106,249,817      5,040,815      27,542,786    (20,743,660)   (20,564,352)
Distribution to shareholders from:
    Net investment income                 (17,359,680)     (18,891,147)   (14,473,276)    (15,210,363)    (4,067,476)    (8,076,392)
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                  (5,228,578)     (11,095,898)    (6,543,105)    (26,433,524)            --             --
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                 (87,618,922)     (89,376,773)    (5,023,868)    (97,088,216)            --     (2,284,425)
                                       --------------   --------------   ------------   -------------   ------------   ------------
    Total distributions                  (110,207,180)    (119,363,818)   (26,040,249)   (138,732,103)    (4,067,476)   (10,360,817)
Capital Shares Transactions+:
    Net proceeds from sales of shares     307,713,293      124,557,099    104,256,565      55,921,921     15,557,180     20,673,669
    Reinvestment of distributions         110,207,180      119,363,818     26,040,249     138,732,103      4,067,476     10,360,817
    Cost of shares redeemed              (138,450,204)    (276,392,535)   (93,985,218)   (176,977,493)   (22,039,190)   (56,301,850)
                                       --------------   --------------   ------------   -------------   ------------   ------------
Increase (decrease) in net assets
from capital share transactions           279,470,269      (32,471,618)    36,311,596      17,676,531     (2,414,534)   (25,267,364)
                                       --------------   --------------   ------------   -------------   ------------   ------------
Increase (decrease) in net assets         181,400,257      (45,585,619)    15,312,162     (93,512,786)   (27,225,670)   (56,192,533)
Net assets at beginning of period         965,674,633    1,011,260,252    546,311,157     639,823,943    201,965,162    258,157,695
                                       --------------   --------------   ------------   -------------   ------------   ------------
Net assets at end of period            $1,147,074,890   $  965,674,633   $561,623,319   $ 546,311,157   $174,739,492   $201,965,162
                                       ==============   ==============   ============   =============   ============   ============

+ Capital Shares Issued and Redeemed:
    Shares sold                            19,958,928        7,935,903     10,337,331       5,074,888      1,097,232      1,200,694
    Reinvestment of distributions           7,502,191        8,027,157      2,709,703      13,314,021        290,742        590,697
    Shares redeemed                        (9,048,219)     (17,871,133)    (9,341,470)    (16,214,666)    (1,584,784)    (3,215,454)
                                       --------------   --------------   ------------   -------------   ------------   ------------
  Net increase (decrease)                  18,412,900       (1,908,073)     3,705,564       2,174,243       (196,810)    (1,424,063)
                                       ==============   ==============   ============   =============   ============   ============




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                  HIGH YIELD                   STRATEGIC BOND                  GLOBAL BOND
                                                    TRUST                          TRUST                          TRUST
                                        -----------------------------   -----------------------------   ---------------------------

                                             YEAR            YEAR            YEAR            YEAR           YEAR           YEAR
                                             ENDED           ENDED           ENDED           ENDED          ENDED          ENDED
                                           12/31/01        12/31/00        12/31/01        12/31/00       12/31/01       12/31/00
                                        -------------   -------------   -------------   -------------   ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income                   $  28,994,468   $  24,324,852   $  21,513,804   $  27,792,237   $  3,433,122   $  5,540,748
Net realized gain (loss) on:
    Investment transactions                (6,212,523)     (5,906,879)     (1,823,550)     (2,246,256)     4,434,236      7,334,015
    Futures contracts and written
    options                                   425,172         431,608              --        (708,065)     1,144,258     (6,960,095)
    Interest rate swap agreements                  --              --              --              --         31,850             --
    Foreign currency and forward
    foreign currency contracts               (466,165)      2,349,715      (1,774,803)     (3,297,080)    (4,445,191)   (14,470,631)
Change in unrealized appreciation
(depreciation) on:
    Investments                           (39,293,696)    (42,561,798)        516,464       2,460,607     (6,576,551)    11,613,085
    Futures contracts                        (261,757)         87,670              --              --         55,700         23,513
    Written options contracts                      --              --              --              --        (54,062)         1,539
    Interest rate swap agreements                  --              --              --              --        629,432       (430,826)
    Foreign currency and forward
    foreign currency contracts                492,635        (579,348)        688,671        (594,541)     1,918,869     (1,546,276)
                                        -------------   -------------   -------------   -------------   ------------   ------------
Net increase (decrease) in net assets     (16,321,866)    (21,854,180)     19,120,586      23,406,902        571,663      1,105,072
resulting from operations
Distribution to shareholders from:
    Net investment income                 (26,393,060)       (801,552)    (25,014,970)    (30,615,111)            --     (4,056,680)
                                        -------------   -------------   -------------   -------------   ------------   ------------
    Total distributions                   (26,393,060)       (801,552)    (25,014,970)    (30,615,111)            --     (4,056,680)
Capital Shares Transactions+:
    Net proceeds from sales of shares     230,721,143     105,317,852      89,953,453      51,008,181     40,662,751     29,411,125
    Reinvestment of distributions          26,393,060         801,552      25,014,970      30,615,111             --      4,056,680
    Cost of shares redeemed              (129,297,591)    (86,259,691)   (139,868,039)   (109,520,546)   (60,875,216)   (60,137,908)
                                        -------------   -------------   -------------   -------------   ------------   ------------
Increase (decrease) in net assets from
capital share transactions                127,816,612      19,859,713     (24,899,616)    (27,897,254)   (20,212,465)   (26,670,103)
                                        -------------   -------------   -------------   -------------   ------------   ------------
Increase (decrease) in net assets          85,101,686      (2,796,019)    (30,794,000)    (35,105,463)   (19,640,802)   (29,621,712)
Net assets at beginning of period         238,207,493     241,003,512     333,293,210     368,398,673    116,370,459    145,992,171
                                        -------------   -------------   -------------   -------------   ------------   ------------
Net assets at end of period             $ 323,309,179   $ 238,207,493   $ 302,499,210   $ 333,293,210   $ 96,729,657   $116,370,459
                                        =============   =============   =============   =============   ============   ============

+ Capital Shares Issued and Redeemed:
    Shares sold                            21,689,973       8,506,889       8,361,863       4,748,172      3,528,052      2,667,111
    Reinvestment of distributions           2,547,593          62,916       2,423,931       2,955,127             --        365,138
    Shares redeemed                       (11,979,871)     (6,895,930)    (13,141,994)    (10,249,016)    (5,291,978)    (5,428,624)
                                        -------------   -------------   -------------   -------------   ------------   ------------
  Net increase (decrease)                  12,257,695       1,673,875      (2,356,200)     (2,545,717)    (1,763,926)    (2,396,375)
                                        =============   =============   =============   =============   ============   ============




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                    TOTAL                        INVESTMENT                     DIVERSIFIED
                                                   RETURN                       QUALITY BOND                       BOND
                                                    TRUST                           TRUST                          TRUST
                                        -----------------------------   -----------------------------   ---------------------------

                                             YEAR            YEAR            YEAR            YEAR           YEAR           YEAR
                                             ENDED           ENDED           ENDED           ENDED          ENDED          ENDED
                                           12/31/01        12/31/00        12/31/01        12/31/00       12/31/01       12/31/00
                                        -------------   -------------   -------------   -------------   ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income                   $  24,127,473   $  19,282,083   $  22,228,249   $  19,312,067   $ 13,089,810   $ 13,221,989
Net realized gain (loss) on:
    Investment transactions                15,243,748       6,916,516      (2,186,914)     (6,044,242)     4,066,690     (4,005,729)
    Futures contracts and written
    options                                 1,003,334      (1,303,541)             --              --             --             --
    Interest rate swap agreements            (344,232)     (2,450,216)             --              --             --             --
    Foreign currency and forward
    foreign currency contracts               (144,485)       (486,208)             --              --             --           (105)
Change in unrealized appreciation
(depreciation) on:
    Investments                            (4,461,208)     14,447,338       2,963,983      11,684,456     (1,412,423)    10,096,681
    Futures contracts                       1,951,833      (1,013,597)             --              --             --             --
    Written options contracts               1,568,125          48,652              --              --             --             --
    Interest rate swap agreements           1,942,784      (1,918,188)             --              --             --             --
    Foreign currency and forward
    foreign currency contracts              1,230,284        (280,929)             --              --            (70)            80
                                        -------------   -------------   -------------   -------------   ------------   ------------
Net increase in net assets resulting
from operations                            42,117,656      33,241,910      23,005,318      24,952,281     15,744,007     19,312,916
Distribution to shareholders from:
    Net investment income                 (19,174,896)     (6,889,595)    (19,361,929)    (21,087,951)   (13,274,035)   (11,144,465)
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                          --              --              --              --             --    (14,635,985)
                                        -------------   -------------   -------------   -------------   ------------   ------------
    Total distributions                   (19,174,896)     (6,889,595)    (19,361,929)    (21,087,951)   (13,274,035)   (25,780,450)
Capital Shares Transactions+:
    Net proceeds from sales of shares     402,310,031     219,608,210     163,905,351      51,343,273    124,772,690     55,262,636
    Reinvestment of distributions          19,174,896       6,889,595      19,361,929      21,087,951     13,274,035     25,780,450
    Cost of shares redeemed               (95,603,157)   (105,218,838)    (61,984,361)    (82,164,082)   (66,236,226)   (80,982,119)
                                        -------------   -------------   -------------   -------------   ------------   ------------
Increase (decrease) in net assets from
capital share transactions                325,881,770     121,278,967     121,282,919      (9,732,858)    71,810,499         60,967
                                        -------------   -------------   -------------   -------------   ------------   ------------
Increase (decrease) in net assets         348,824,530     147,631,282     124,926,308      (5,868,528)    74,280,471     (6,406,567)
Net assets at beginning of period         387,647,363     240,016,081     282,725,267     288,593,795    212,461,749    218,868,316
                                        -------------   -------------   -------------   -------------   ------------   ------------
Net assets at end of period             $ 736,471,893   $ 387,647,363   $ 407,651,575   $ 282,725,267   $286,742,220   $212,461,749
                                        =============   =============   =============   =============   ============   ============

+ Capital Shares Issued and Redeemed:
    Shares sold                            29,596,890      17,447,731      13,955,035       4,463,850     11,877,766      5,501,034
    Reinvestment of distributions           1,464,851         559,675       1,704,395       1,911,872      1,311,664      2,671,549
    Shares redeemed                        (7,079,582)     (8,327,412)     (5,338,700)     (7,176,143)    (6,404,047)    (8,109,703)
                                        -------------   -------------   -------------   -------------   ------------   ------------
  Net increase (decrease)                  23,982,159       9,679,994      10,320,730        (800,421)     6,785,383         62,880
                                        =============   =============   =============   =============   ============   ============




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                              U.S. GOVERNMENT                       MONEY                         SMALL CAP
                                                SECURITIES                         MARKET                           INDEX
                                                  TRUST                             TRUST                           TRUST
                                       ----------------------------   ---------------------------------   -------------------------

                                           YEAR            YEAR             YEAR              YEAR            YEAR       5/1/2000*
                                           ENDED           ENDED            ENDED             ENDED           ENDED         TO
                                         12/31/01        12/31/00         12/31/01          12/31/00        12/31/01     12/31/00
                                       ------------   -------------   ---------------   ---------------   ------------  -----------
Increase (decrease) in net assets:
Operations:
Net investment income                  $ 22,500,086   $  21,016,982   $    41,278,170   $    51,882,754   $    775,084  $ 1,220,277
Net realized gain (loss) on:
    Investment transactions               6,205,486      (7,692,160)               --           (13,223)       493,907        2,048
    Futures contracts                       393,271              --                --                --       (910,347)  (5,181,012)
Change in unrealized appreciation
(depreciation) on:
    Investments                          (1,165,524)     18,880,314                --                --         26,146    1,373,234
    Futures contracts                        57,213              --                --                --       (302,121)     401,717
                                       ------------   -------------   ---------------   ---------------   ------------  -----------
Net increase (decrease) in net
assets resulting from operations         27,990,532      32,205,136        41,278,170        51,869,531         82,669   (2,183,736)
Distribution to shareholders from:
    Net investment income               (20,935,256)    (24,755,195)      (41,278,170)      (51,869,531)      (769,668)  (1,217,237)
                                       ------------   -------------   ---------------   ---------------   ------------  -----------
    Total distributions                 (20,935,256)    (24,755,195)      (41,278,170)      (51,869,531)      (769,668)  (1,217,237)
Capital Shares Transactions+:
    Net proceeds from sales of shares   288,252,067      85,621,817     3,125,325,639     3,683,958,507     45,030,260   42,427,882
    Reinvestment of distributions        20,935,256      24,755,195        41,278,170        51,869,531        769,668    1,217,237
    Cost of shares redeemed             (91,013,388)   (147,932,179)   (2,632,065,627)   (3,870,531,211)   (29,657,937)  (5,419,318)
                                       ------------   -------------   ---------------   ---------------   ------------  -----------
Increase (decrease) in net assets
from capital share transactions         218,173,935     (37,555,167)      534,538,182      (134,703,173)    16,141,991   38,225,801
                                       ------------   -------------   ---------------   ---------------   ------------  -----------
Increase (decrease) in net assets       225,229,211     (30,105,226)      534,538,182      (134,703,173)    15,454,992   34,824,828
Net assets at beginning of period       333,163,285     363,268,511       950,155,373     1,084,858,546     34,824,828           --
                                       ------------   -------------   ---------------   ---------------   ------------  -----------
Net assets at end of period            $558,392,496   $ 333,163,285   $ 1,484,693,555   $   950,155,373   $ 50,279,820  $34,824,828
                                       ============   =============   ===============   ===============   ============  ===========

+ Capital Shares Issued and Redeemed:
    Shares sold                          21,278,640       6,556,645       312,532,569       368,395,851      4,045,272    3,447,194
    Reinvestment of distributions         1,595,675       1,977,252         4,127,817         5,186,953         67,634      108,392
    Shares redeemed                      (6,731,468)    (11,412,808)     (263,206,563)     (387,053,136)    (2,737,123)    (472,057)
                                       ------------   -------------   ---------------   ---------------   ------------  -----------
  Net increase (decrease)                16,142,847      (2,878,911)       53,453,823       (13,470,332)     1,375,783    3,083,529
                                       ============   =============   ===============   ===============   ============  ===========

* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                  INTERNATIONAL                    MID CAP                    TOTAL STOCK
                                                      INDEX                         INDEX                     MARKET INDEX
                                                      TRUST                         TRUST                         TRUST
                                           ---------------------------   ---------------------------   ---------------------------

                                               YEAR         5/1/2000*        YEAR         5/1/2000*        YEAR         5/1/2000*
                                               ENDED          TO             ENDED           TO            ENDED           TO
                                             12/31/01       12/31/00       12/31/01       12/31/00       12/31/01       12/31/00
                                           ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income                      $    592,499   $    365,152   $    369,509   $    182,720   $    592,594   $    315,135
Net realized gain (loss) on:
    Investment transactions                  (2,805,241)       (35,131)       204,824        376,248         74,977        250,861
    Futures contracts                          (437,019)      (380,764)      (455,007)       (58,053)      (641,501)       (55,787)
    Foreign currency and forward foreign
    currency contracts                          (21,842)       300,678             --             --              5              3
Change in unrealized appreciation
(depreciation) on:
    Investments                              (9,145,454)    (5,168,699)      (677,510)       459,572     (7,613,386)    (6,209,206)
    Futures contracts                             6,632         10,961         99,837        (58,327)        90,732        (64,426)
    Foreign currency and forward foreign
    currency contracts                             (943)         1,354             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
resulting from operations                   (11,811,368)    (4,906,449)      (458,347)       902,160     (7,496,579)    (5,763,420)
Distribution to shareholders from:
    Net investment income                      (577,137)      (681,523)      (367,723)      (179,453)      (589,908)      (313,523)
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions                                                                   (338,597)                     (128,223)
    Net realized long term gains on
    investments, futures, and foreign
    currency transactions                                                                   (102,735)                      (83,800)
                                           ------------   ------------   ------------   ------------   ------------   ------------
    Total distributions                        (577,137)      (681,523)      (367,723)      (620,785)      (589,908)      (525,546)
Capital Shares Transactions+:
    Net proceeds from sales of shares        40,238,571     57,557,032     54,332,656     45,165,651     36,252,217     63,690,255
    Reinvestment of distributions               577,137        681,523        367,723        620,785        589,908        525,546
    Cost of shares redeemed                 (27,934,014)    (3,470,970)   (27,684,432)   (14,060,372)   (11,488,949)    (1,536,343)
                                           ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets from capital
share transactions                           12,881,694     54,767,585     27,015,947     31,726,064     25,353,176     62,679,458
                                           ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                          493,189     49,179,613     26,189,877     32,007,439     17,266,689     56,390,492
Net assets at beginning of period            49,179,613             --     32,007,439             --     56,390,492             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                $ 49,672,802   $ 49,179,613   $ 58,197,316   $ 32,007,439   $ 73,657,181   $ 56,390,492
                                           ============   ============   ============   ============   ============   ============

+ Capital Shares Issued and Redeemed:
    Shares sold                               4,201,000      4,670,187      4,291,835      3,476,147      3,582,140      5,140,403
    Reinvestment of distributions                68,401         62,069         28,595         47,388         59,889         46,966
    Shares redeemed                          (2,868,355)      (305,735)    (2,221,812)    (1,082,246)    (1,176,519)      (125,798)
                                           ------------   ------------   ------------   ------------   ------------   ------------
  Net increase                                1,401,046      4,426,521      2,098,618      2,441,289      2,465,510      5,061,571
                                           ============   ============   ============   ============   ============   ============


* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                       500                       LIFESTYLE                      LIFESTYLE
                                                      INDEX                   AGGRESSIVE 1000                  GROWTH 820
                                                      TRUST                        TRUST                          TRUST
                                           ---------------------------   ---------------------------   ---------------------------

                                               YEAR         5/1/2000*        YEAR           YEAR           YEAR           YEAR
                                               ENDED           TO            ENDED          ENDED          ENDED          ENDED
                                             12/31/01       12/31/00       12/31/01       12/31/00       12/31/01       12/31/00
                                           ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets:
Operations:
Net investment income                      $  5,901,867   $  1,456,522   $    481,616   $    404,430   $  8,078,039   $  4,603,943
Capital gain distributions received                  --             --      6,343,669      5,023,321     21,977,604     19,225,366
Net realized gain (loss) on:
    Investment transactions                  (6,154,436)      (320,804)   (24,980,206)     2,396,080    (74,778,362)    11,816,266
    Futures contracts                        (3,005,324)    (1,672,003)            --             --             --             --
Change in unrealized appreciation
(depreciation)
    Investments                             (88,649,161)   (30,635,133)    (4,592,553)   (15,152,538)    (6,610,154)   (51,997,624)
    Futures contracts                           884,058       (839,630)            --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net decrease in net assets resulting
from operations                             (91,022,996)   (32,011,048)   (22,747,474)    (7,328,707)   (51,332,873)   (16,352,049)
Distribution to shareholders from:
    Net investment income                    (5,897,069)    (1,438,881)      (604,269)      (471,693)    (8,534,826)    (4,859,629)
    Net realized short term gains on
    investments and futures                          --             --     (2,618,810)      (230,631)   (13,001,498)   (10,172,060)
    Net realized long term gains on
    investments and futures                          --             --     (3,038,622)            --     (6,661,537)    (1,380,825)
    Capital gain distributions
    received from mutual funds                       --             --     (1,497,885)    (5,023,321)    (7,596,753)   (19,225,366)
    Return of capital                                --             --     (4,845,784)            --    (14,380,851)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    Total distributions                      (5,897,069)    (1,438,881)   (12,605,370)    (5,725,645)   (50,175,465)   (35,637,880)
Capital Shares Transactions+:
    Net proceeds from sales of shares       205,673,315    744,043,738     69,584,381     68,303,340    240,114,904    156,900,313
    Reinvestment of distributions             5,897,069      1,438,881     12,605,370      5,725,645     50,175,465     35,637,880
    Cost of shares redeemed                 (22,355,290)   (31,768,357)    (8,056,785)    (5,354,641)    (7,339,867)    (9,699,517)
                                           ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets from capital
share transactions                          189,215,094    713,714,262     74,132,966     68,674,344    282,950,502    182,838,676
                                           ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                       92,295,029    680,264,333     38,780,122     55,619,992    181,442,164    130,848,747
Net assets at beginning of period           680,264,333             --    148,692,744     93,072,752    545,105,787    414,257,040
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                $772,559,362   $680,264,333   $187,472,866   $148,692,744   $726,547,951   $545,105,787
                                           ============   ============   ============   ============   ============   ============

+ Capital Shares Issued and Redeemed:
    Shares sold                              20,121,337     62,777,763      6,298,782      4,931,029     20,628,397     10,979,586
    Reinvestment of distributions               596,848        126,774      1,198,229        409,993      4,471,967      2,506,180
    Shares redeemed                          (2,242,689)    (2,596,931)      (735,917)      (380,779)      (631,982)      (672,613)
                                           ------------   ------------   ------------   ------------   ------------   ------------
  Net increase                               18,475,496     60,307,606      6,761,094      4,960,243     24,468,382     12,813,153
                                           ============   ============   ============   ============   ============   ============


* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                  LIFESTYLE                     LIFESTYLE                     LIFESTYLE
                                                 BALANCED 640                  MODERATE 460                CONSERVATIVE 280
                                                    TRUST                         TRUST                         TRUST
                                         ---------------------------   ---------------------------   ---------------------------

                                             YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           12/31/01       12/31/00       12/31/01       12/31/00       12/31/01       12/31/00
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income                    $ 15,265,726   $  9,079,114   $  6,639,314   $  7,614,413   $  5,112,451   $  3,996,908
Capital gain distributions received        16,505,833     14,315,982      4,263,539      5,101,901        358,572      1,131,383
Net realized gain (loss) on investment
transactions                              (45,707,299)    11,755,734    (12,153,521)    (4,262,717)    (1,955,403)      (450,018)
Change in unrealized appreciation
(depreciation)
    Investments                           (11,169,287)   (24,405,809)      (298,450)    (1,271,259)       993,833      2,589,424
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
resulting from operations                 (25,105,027)    10,745,021     (1,549,118)     7,182,338      4,509,453      7,267,697
Distribution to shareholders from:
    Net investment income                 (15,729,235)    (9,333,611)    (6,793,664)    (7,703,235)    (5,212,913)    (4,047,372)
    Net realized short term gains on
    investments and futures                (9,162,438)   (10,244,465)            --     (6,740,209)      (516,724)    (1,521,230)
    Net realized long term gains on
    investments and futures                (4,902,994)            --             --       (748,318)            --       (153,741)
    Capital gain distributions
    received from mutual funds            (16,505,833)   (14,315,982)    (1,509,219)    (5,101,901)      (358,572)    (1,131,383)
    Return of capital                              --             --     (2,754,320)            --             --             --
                                         ------------   ------------   ------------   ------------   ------------   ------------
    Total distributions                   (46,300,500)   (33,894,058)   (11,057,203)   (20,291,663)    (6,088,209)    (6,853,726)
Capital Shares Transactions+:
    Net proceeds from sales of shares     237,964,380    129,644,082     71,796,900     22,567,686     76,072,314     16,964,115
    Reinvestment of distributions          46,300,500     33,894,058     11,057,203     20,291,663      6,088,209      6,853,726
    Cost of shares redeemed               (13,362,268)   (11,376,930)    (6,786,499)   (15,212,074)   (12,168,165)   (25,039,767)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
from capital share transactions           270,902,612    152,161,210     76,067,604     27,647,275     69,992,358     (1,221,926)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets         199,497,085    129,012,173     63,461,283     14,537,950     68,413,602       (807,955)
Net assets at beginning of period         545,718,205    416,706,032    182,037,957    167,500,007    105,627,158    106,435,113
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $745,215,290   $545,718,205   $245,499,240   $182,037,957   $174,040,760   $105,627,158
                                         ============   ============   ============   ============   ============   ============

+ Capital Shares Issued and Redeemed:
    Shares sold                            19,792,814      9,406,907      5,900,822      1,711,232      5,897,659      1,318,501
    Reinvestment of distributions           3,961,646      2,488,578        928,346      1,581,272        481,349        542,847
    Shares redeemed                        (1,079,913)      (818,163)      (553,064)    (1,150,041)      (945,450)    (1,935,943)
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)                  22,674,547     11,077,322      6,276,104      2,142,463      5,433,558        (74,595)
                                         ============   ============   ============   ============   ============   ============






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  INTERNET TECHNOLOGIES
                                                                       TRUST
                                                            ------------------------------
                                                            YEAR ENDED       5/1/2000 *
                                                            DECEMBER 31,         TO
                                                              2001 **       12/31/2000 **
                                                            ------------------------------

NET  ASSET VALUE, BEGINNING OF PERIOD                          $7.03          $12.50
Income from investment operations:
          Net investment loss                                  (0.03)          (0.05)
          Net realized and unrealized loss on
          investments and foreign
          currency transactions                                (3.21)          (5.42)
                                                             -------         -------
          Total from investment operations                     (3.24)          (5.47)
                                                             -------         -------
Net asset value, end of period                                 $3.79           $7.03
                                                             =======         =======
           Total return                                      (46.09%)        (43.76%) +
Net assets, end of period (000's)                            $41,198         $53,314
Ratio of expenses to average net assets                        1.26%           1.28% (A)
Ratio of net investment loss to average net assets            (0.55%)         (0.63%)(A)
Portfolio turnover rate                                          70%             29% (A)



                                                                                 PACIFIC RIM EMERGING MARKETS TRUST
                                                                    ------------------------------------------------------------
                                                                                      Years Ended December 31,
                                                                    ------------------------------------------------------------
                                                                     2001 **      2000 **        1999         1998        1997
                                                                    ------------------------------------------------------------

NET  ASSET VALUE, BEGINNING OF PERIOD                                 $8.20       $10.88        $6.83        $7.16      $10.90
Income from investment operations:
          Net investment income                                        0.02         0.06         0.09         0.08        0.05
          Net realized and unrealized gain (loss) on investments
          and foreign currency transactions                           (1.54)       (2.70)        4.17        (0.41)      (3.77)
                                                                     -------      -------      -------      -------     -------
          Total from investment operations                            (1.52)       (2.64)        4.26        (0.33)      (3.72)
                                                                     -------      -------      -------      -------     -------
Less distributions:
          Dividends from net investment income                        (0.03)       (0.04)       (0.21)           -           -
          Distributions from capital gains                                -            -            -            -       (0.02)
                                                                     -------      -------      -------      -------     -------
          Total distributions                                         (0.03)       (0.04)       (0.21)           -       (0.02)
                                                                     -------      -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD                                        $6.65        $8.20       $10.88        $6.83       $7.16
                                                                     =======      =======      =======      =======     =======
           Total return                                             (18.57%)     (24.37%)      62.87%       (4.61%)    (34.12%)
Net assets, end of period (000's)                                   $55,981      $83,370      $94,753      $27,995     $23,850
Ratio of expenses to average net assets                               1.23%        1.03%        1.11%        1.21%       1.42%
Ratio of net investment income to average net assets                  0.32%        0.61%        0.90%        1.21%       0.65%
Portfolio turnover rate                                                 76%          55%          42%          62%         63%


-------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                            TELECOMMUNICATIONS
                                                                                  TRUST
                                                                            ------------------
                                                                               4/30/2001*
                                                                                    TO
                                                                               12/31/2001**
                                                                            ------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                           $12.50
Income from investment operations:
          Net investment loss                                                   (0.01)
          Net realized and unrealized loss on
          investments and foreign
          currency transactions                                                 (4.56)
                                                                            ------------------
          Total from investment operations                                      (4.57)
                                                                            ------------------
NET ASSET VALUE, END OF PERIOD                                                  $7.93
                                                                            ==================
          Total return                                                        (36.56%) +
Net assets, end of period (000's)                                             $16,918
Ratio of expenses to average net assets                                         1.44% (A)
Ratio of net investment loss to average net assets                             (0.19%)(A)
Portfolio turnover rate                                                           80% (A)



                                                                           SCIENCE & TECHNOLOGY TRUST
                                                            -------------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,               01/01/1997*
                                                            ----------------------------------------------------       to
                                                                2001 **          2000 **      1999        1998     12/31/1997
                                                            -------------------------------------------------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                               $23.24        $36.17       $19.52     $13.62     $12.50
Income from investment operations:
          Net investment loss                                        (0.13)        (0.24)       (0.06)     (0.09)     (0.04)
          Net realized and unrealized gain (loss)
          on investments and foreign currency transactions           (9.36)       (11.77)       19.43       5.99       1.38
                                                                  --------    ----------   ----------   --------    -------
          Total from investment operations                           (9.49)       (12.01)       19.37       5.90       1.34
                                                                  --------    ----------   ----------   --------    -------
Less distributions:
          Distributions from capital gains                           (0.92)        (0.92)       (2.72)         -      (0.22)
                                                                  --------    ----------   ----------   --------    -------
          Total distributions                                        (0.92)        (0.92)       (2.72)         -      (0.22)
                                                                  --------    ----------   ----------   --------    -------
NET ASSET VALUE, END OF PERIOD                                      $12.83        $23.24       $36.17     $19.52     $13.62
                                                                  ========    ==========   ==========   ========    =======
          Total return (B)                                         (41.25%)      (34.06%)      99.49%     43.32%     10.71%
Net assets, end of period (000's)                                 $729,587    $1,262,181   $1,144,454   $179,285    $67,348
Ratio of expenses to average net assets                              1.16%         1.15%        1.16%      1.21%      1.26%
Ratio of expenses to average net
assets after expense reductions                                      1.15%         1.14%        1.16%      1.21%      1.26%
Ratio of net investment loss to average net assets                  (0.80%)       (0.73%)      (0.40%)    (0.73%)    (0.54%)
Portfolio turnover rate                                               144%          133%         113%       105%       121%

-------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

(B) The total return for the year ended 2001 and 2000 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                        INTERNATIONAL SMALL CAP TRUST
                                                        --------------------------------------------------------------
                                                                          YEARS ENDED DECEMBER 31,
                                                        --------------------------------------------------------------
                                                                2001(**)    2000(**)   1999        1998       1997
                                                        --------------- ----------- ---------- ----------- -----------

NET  ASSET VALUE, BEGINNING OF PERIOD                           $16.40      $28.16     $15.28      $13.70      $13.60
Income from investment operations:
           Net investment income (loss)                            -   #     (0.15)     (0.07)       0.07        0.08
           Net realized and unrealized gain (loss)
           on  investments and foreign
           currency transactions                                 (5.10)      (6.33)     13.00        1.56        0.03
                                                              --------    --------   --------    --------    --------
           Total from investment operations                      (5.10)      (6.48)     12.93        1.63        0.11
                                                              --------    --------   --------    --------    --------
Less distributions:
           Dividends from net investment income                      -           -      (0.05)      (0.05)      (0.01)
           Distributions from capital gains                          -       (5.28)         -           -           -
                                                              --------    --------   --------    --------    --------
           Total distributions                                       -       (5.28)     (0.05)      (0.05)      (0.01)
                                                              --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                                  $11.30      $16.40     $28.16      $15.28      $13.70
                                                              ========    ========   ========    ========    ========
           Total return                                        (31.10%)    (29.16%)    84.92%      11.86%       0.79%
Net assets, end of period (000's)                             $146,451    $257,406   $239,961    $147,898    $128,576
Ratio of expenses to average net assets                          1.60%       1.54%      1.37%       1.25%       1.31%
Ratio of net investment income (loss)                           (0.01%)     (0.67%)    (0.41%)      0.44%       0.63%
to average net assets
Portfolio turnover rate                                           721%        529%       309%         45%         74%

                                                            HEALTH SCIENCES
                                                               TRUST
                                                           ----------------

                                                              4/30/2001*
                                                                  TO
                                                             12/31/2001**
                                                           ----------------

NET ASSET VALUE, BEGINNING OF PERIOD                          $12.50
Income from investment operations:
           Net investment loss                                 (0.07)
           Net realized and unrealized gain on
           investments and foreign
           currency transactions                                1.11
                                                           ----------------
           Total from investment operations                     1.04
                                                           ----------------
NET ASSET VALUE, END OF PERIOD                                $13.54
                                                           ================
           Total return (B)                                    8.32% +
Net assets, end of period (000's)                            $51,568
Ratio of expenses to average net assets                        1.45% (A)
Ratio of expenses to average net assets
after expense reductions                                       1.44% (A)
Ratio of net investment loss to average net assets            (0.76%)(A)
Portfolio turnover rate                                          81% (A)

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

(B) The total return for the periods ended December 31, 2001 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                         AGGRESSIVE GROWTH TRUST
                                                      ------------------------------------------------------------
                                                                       Years Ended December 31,
                                                      -------------------------------------------------  01/01/1997*
                                                                                                             to
                                                             2001**     2000**      1999       1998      12/31/97
                                                      ------------------------------------------------------------

NET  ASSET VALUE, BEGINNING OF PERIOD                        $17.86      $17.34      $13.04     $12.50      $12.50
Income from investment operations:
          Net investment loss                                 (0.11)      (0.12)      (0.06)     (0.07)      (0.03)
          Net realized and unrealized gain (loss)
          on investments and
          foreign currency transactions                       (4.53)       0.64        4.36       0.61        0.03
                                                           --------    --------    --------   --------     -------
          Total from investment operations                    (4.64)       0.52        4.30       0.54           -
                                                           --------    --------    --------   --------     -------
NET ASSET VALUE, END OF PERIOD                               $13.22      $17.86      $17.34     $13.04      $12.50
                                                           ========    ========    ========   ========     =======
          Total return                                      (25.98%)      3.00%      32.98%      4.32%       0.00%
Net assets, end of period (000's)                          $309,746    $416,643    $135,503   $143,010     $93,335
Ratio of expenses to average net assets                       1.07%       1.07%       1.15%      1.14%       1.18%
Ratio of net investment loss to average net assets           (0.73%)     (0.61%)     (0.59%)    (0.64%)     (0.46%)
Portfolio turnover rate                                         96%         70%        161%       189%         63%


                                                                       EMERGING SMALL COMPANY TRUST
                                                      ----------------------------------------------------------------------------
                                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------------------------------------      01/01/1997*
                                                                                                                               to
                                                          2001**          2000**           1999            1998          12/31/97
                                                      ------------ --------------- --------------- --------------- ---------------

NET  ASSET VALUE, BEGINNING OF PERIOD                      $35.02          $40.74          $23.82          $24.13          $20.60
Income from investment operations:
          Net investment loss                               (0.08)          (0.02)          (0.09)          (0.12)          (0.02)
          Net realized and unrealized gain (loss)
          on investments and foreign
          currency transactions                             (7.75)          (1.33)          17.35            0.17            3.55
                                                         --------        --------        --------        --------        --------
          Total from investment operations                  (7.83)          (1.35)          17.26            0.05            3.53
                                                         --------        --------        --------        --------        --------
Less distributions:
          Distributions from capital gains                  (1.13)          (4.37)          (0.34)          (0.36)              -
                                                         --------        --------        --------        --------        --------
          Total distributions                               (1.13)          (4.37)          (0.34)          (0.36)              -
                                                         --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD                             $26.06          $35.02          $40.74          $23.82          $24.13
                                                         ========        ========        ========        ========        ========
          Total return                                    (22.24%)         (4.30%)         73.53%           0.07%          17.14%
Net assets, end of period (000's)                        $447,673        $573,471        $453,152        $300,637        $275,774
Ratio of expenses to average net assets                     1.12%           1.10%           1.12%           1.10%           1.11%
Ratio of net investment loss to average net assets         (0.30%)         (0.04%)         (0.35%)         (0.54%)         (0.13%)
Portfolio turnover rate                                       48%             23%            136%             77%            120%

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                               SMALL COMPANY
                                                                               BLEND TRUST
                                                             ----------------------------------------------

                                                                YEARS ENDED DECEMBER 31,
                                                             -----------------------------    05/01/1999 *
                                                                                                   to
                                                                  2001**          2000**      12/31/1999
                                                             -------------   -------------   --------------

NET  ASSET VALUE, BEGINNING OF PERIOD                              $11.31          $15.76       $12.50
Income from investment operations:
           Net investment income (loss)                              0.03             -  #       (0.01)
           Net realized and unrealized gain (loss) on
           investments and foreign currency transactions            (0.30)          (3.11)        3.58
                                                                 --------         -------      -------
           Total from investment operations                         (0.27)          (3.11)        3.57
                                                                 --------         -------      -------
Less distributions:
           Distributions from capital gains                         (0.06)          (1.34)       (0.31)
                                                                 --------         -------      -------
           Total distributions                                      (0.06)          (1.34)       (0.31)
                                                                 --------         -------      -------
NET ASSET VALUE, END OF PERIOD                                     $10.98          $11.31       $15.76
                                                                 ========         =======      ======-
           Total return                                            (2.31%)        (19.74%)      28.56% +
Net assets, end of period (000's)                                $161,250         $95,123      $53,514
Ratio of expenses to average net assets                             1.17%           1.19%        1.30% (A)
Ratio of net investment income
(loss) to average net assets                                        0.29%          (0.01%)      (0.12%)(A)
Portfolio turnover rate                                               39%             49%          28% (A)

                                                                  DYNAMIC GROWTH
                                                                    TRUST
                                                            --------------------------
                                                            YEAR ENDED      5/1/2000*
                                                            DECEMBER 31,       TO
                                                              2001**       12/31/2000**
                                                            ----------      ---------

NET  ASSET VALUE, BEGINNING OF PERIOD                          $7.98          $12.50
Income from investment operations:
           Net investment income (loss)                        (0.02)           0.02
           Net realized and unrealized loss on
           investments and foreign currency
           transactions                                        (3.19)          (4.54)
                                                            --------        --------
           Total from investment operations                    (3.21)          (4.52)
                                                            --------        --------
Less distributions:
           Dividends from net investment income                (0.01)              -
                                                            --------        --------
           Total distributions                                 (0.01)              -
                                                            --------        --------
NET ASSET VALUE, END OF PERIOD                                 $4.76           $7.98
                                                            ========        ========
            Total return                                     (40.24%)        (36.16%) +
Net assets, end of period (000's)                           $132,709        $135,758
Ratio of expenses to average net assets                        1.08%           1.07% (A)
Ratio of net investment income
(loss) to average net assets                                  (0.43%)          0.35% (A)
Portfolio turnover rate                                         180%             80% (A)

----------
** Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  MID CAP GROWTH
                                                                      TRUST
                                                                 ---------------
                                                                    4/30/2001*
                                                                       TO
                                                                    12/31/2001**
                                                                 ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $12.50
Income from investment operations:
          Net investment loss                                        (0.05)
                                                                 ---------------
          Net realized and unrealized loss on
          investments and foreign currency transactions              (1.98)
                                                                 ---------------
          Total from investment operations                           (2.03)
                                                                 ---------------
NET ASSET VALUE, END OF PERIOD                                      $10.47
                                                                 ===============
          Total return                                             (16.24%)+
Net assets, end of period (000's)                                  $31,370
Ratio of expenses to average net assets                              1.39% (A)
Ratio of net investment loss to average net assets                  (0.67%)(A)
Portfolio turnover rate                                                39% (A)

                                                             MID CAP OPPORTUNITIES
                                                                    TRUST
                                                             ---------------------
                                                                 4/30/2001*
                                                                    TO
                                                               12/31/2001**
                                                             ---------------------
NET  ASSET VALUE, BEGINNING OF PERIOD
Income from investment operations:                                 $12.50
          Net investment loss                                       (0.06)
          Net realized and unrealized loss on
          investments and foreign currency transactions             (1.85)
                                                             ---------------------
          Total from investment operations                          (1.91)
                                                             ---------------------
NET ASSET VALUE, END OF PERIOD                                     $10.59
                                                             =====================
          Total return                                             (15.28)%+
Net assets, end of period (000's)                                 $29,556
Ratio of expenses to average net assets                             1.44% (A)
Ratio of net investment loss to average net assets                  (0.83)%(A)
Portfolio turnover rate                                              117% (A)

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                 MID CAP STOCK TRUST
                                                                 -----------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,
                                                                 -------------------------------     05/01/1999*
                                                                                                         to
                                                                       2001**          2000**        12/31/1999
                                                                 --------------  --------------  ---------------

NET  ASSET VALUE, BEGINNING OF PERIOD                                    $12.10          $12.60          $12.50
Income from investment operations:
          Net investment loss                                             (0.04)          (0.01)          (0.01)
          Net realized and unrealized gain (loss) on
          investments and foreign currency transactions                   (1.29)          (0.49)           0.11
                                                                       --------        --------         -------
          Total from investment operations                                (1.33)          (0.50)           0.10
                                                                       --------        --------         -------
NET ASSET VALUE, END OF PERIOD                                           $10.77          $12.10          $12.60
                                                                       ========        ========         =======
          Total return                                                  (10.99%)         (3.97%)          0.80% +
Net assets, end of period (000's)                                      $153,732        $122,350         $99,504
Ratio of expenses to average net assets                                   1.00%           1.00%          1.025% (A)
Ratio of net investment loss to average net assets                       (0.36%)         (0.11%)         (0.15%)(A)
Portfolio turnover rate                                                    170%            300%             36% (A)


                                                                                  ALL CAP GROWTH TRUST
                                                           ------------------------------------------------------------
                                                                                 YEARS ENDED DECEMBER 31,
                                                           ------------------------------------------------------------
                                                                2001**       2000**      1999        1998        1997
                                                           ------------ ----------- ------------ ----------- ----------

NET  ASSET VALUE, BEGINNING OF PERIOD                           $20.65      $24.89       $19.77      $15.41      $13.37
Income from investment operations:
          Net investment loss                                    (0.06)      (0.09)       (0.08)      (0.04)      (0.04)
          Net realized and unrealized gain
          (loss) on investments
          and foreign currency transactions                      (4.81)      (2.32)        7.87        4.40        2.08
                                                              --------    --------     --------    --------    --------
          Total from investment operations                       (4.87)      (2.41)        7.79        4.36        2.04
                                                              --------    --------     --------    --------    --------
Less distributions:
          Distributions from capital gains                       (1.03)      (1.83)       (2.67)          -           -
                                                              --------    --------     --------    --------    --------
          Total distributions                                    (1.03)      (1.83)       (2.67)          -           -
                                                              --------    --------     --------    --------    --------
NET ASSET VALUE, END OF PERIOD                                  $14.75      $20.65       $24.89      $19.77      $15.41
                                                              ========    ========     ========    ========    ========
          Total return                                         (23.77%)    (10.79%)      44.69%      28.29%      15.26%
Net assets, end of period (000's)                             $637,879    $873,214     $662,674    $395,109    $268,377
Ratio of expenses to average net assets                          1.01%       1.00%        1.03%       1.04%       1.05%
Ratio of net investment loss to average net assets              (0.39%)     (0.37%)      (0.46%)     (0.27%)     (0.33%)
Portfolio turnover rate                                            69%        103%         193%        150%        151%


----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   FINANCIAL SERVICES
                                                                        TRUST
                                                                  ----------------

                                                                      4/30/2001*
                                                                              TO
                                                                    12/31/2001**
                                                                  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $12.50
Income from investment operations:
           Net investment income                                       0.01
           Net realized and unrealized loss on
           investments and foreign currency transactions              (0.88)
                                                                  ----------------
           Total from investment operations                           (0.87)
                                                                  ----------------
Less distributions:
           Dividends from net investment income                           - #
                                                                  ----------------
           Total distributions                                            -
                                                                  ----------------
NET ASSET VALUE, END OF PERIOD                                       $11.63
                                                                  ================
           Total return                                              (6.93%)+
Net assets, end of period (000's)                                   $24,840
Ratio of expenses to average net assets                               1.21% (A)
Ratio of net investment income to average net assets                  0.08% (A)
Portfolio turnover rate                                                 53% (A)



                                                                                OVERSEAS TRUST
                                                        ---------------------------------------------------------------
                                                                             Years Ended December 31,
                                                        ---------------------------------------------------------------
                                                              2001**      2000**       1999         1998        1997
                                                        ---------------------------------------------------------------

NET  ASSET VALUE, BEGINNING OF PERIOD                        $11.91       $15.92       $11.33       $11.01      $11.77
Income from investment operations:
           Net investment income                               0.07         0.05         0.08         0.06        0.23
           Net realized and unrealized gain
           (loss) on investments and
           foreign currency transactions                      (2.47)       (2.84)        4.51         0.88       (0.26)
                                                           --------     --------     --------     --------    --------
           Total from investment operations                   (2.40)       (2.79)        4.59         0.94       (0.03)
                                                           --------     --------     --------     --------    --------
Less distributions:
           Dividends from net investment income               (0.03)       (0.13)           -        (0.26)      (0.22)
           Distributions from capital gains                   (0.92)       (1.09)           -        (0.36)      (0.51)
                                                           --------     --------     --------     --------    --------
           Total distributions                                (0.95)       (1.22)           -        (0.62)      (0.73)
                                                           --------     --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                                $8.56       $11.91       $15.92       $11.33      $11.01
                                                           ========     ========     ========     ========    ========
           Total return                                     (21.10%)     (18.72%)      40.51%        8.04%      (0.08%)
Net assets, end of period (000's)                          $428,911     $488,582     $404,223     $218,551    $203,776
Ratio of expenses to average net assets                       1.10%        1.15%        1.21%        1.16%       1.12%
Ratio of net investment income to average net assets          0.76%        0.40%        0.73%        0.61%       2.08%
Portfolio turnover rate                                        100%         142%         147%         150%        166%

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                         INTERNATIONAL STOCK TRUST
                                                          --------------------------------------------------------------------------
                                                                         YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------------------------     01/01/1997*
                                                                                                                             to
                                                            2001**           2000**           1999             1998     12/31/1997
                                                            ------           ------           ----             ----      --------

NET  ASSET VALUE, BEGINNING OF PERIOD                       $12.81          $15.43          $12.98          $11.47           $11.47
Income from investment operations:
           Net investment income                              0.04            0.01            0.08            0.09             0.04
           Net realized and unrealized gain (loss) on
           investments and foreign currency transactions     (2.75)          (2.56)           3.76            1.62             0.12
                                                          --------        --------        --------        --------         --------
           Total from investment operations                  (2.71)          (2.55)           3.84            1.71             0.16
                                                          --------        --------        --------        --------         --------
Less distributions:
           Dividends from net investment income              (0.02)              -           (0.07)          (0.09)           (0.03)
           Distributions from capital gains                  (0.49)          (0.07)          (1.32)          (0.11)           (0.13)
                                                          --------        --------        --------        --------         --------
           Total Distributions                               (0.51)          (0.07)          (1.39)          (0.20)           (0.16)
                                                          --------        --------        --------        --------         --------
NET ASSET VALUE, END OF PERIOD                               $9.59          $12.81          $15.43          $12.98           $11.47
                                                          ========        ========        ========        ========         ========
           Total return (B)                                (21.54%)        (16.57%)         29.71%          14.91%            1.38%
Net assets, end of period (000's)                         $265,353        $298,054        $231,729        $234,103         $145,253
Ratio of expenses to average net assets                      1.22%           1.24%           1.25%           1.25%            1.38%
Ratio of expenses to average
net assets after expense reductions                          1.21%           1.23%           1.25%           1.25%            1.38%
Ratio of net investment income to
average net assets                                           0.42%           0.10%           0.58%           0.82%            0.56%
Portfolio turnover rate                                        31%             39%             39%             27%              43%


                                                                          INTERNATIONAL VALUE TRUST
                                                                        ------------------------------------------
                                                                          YEARS ENDED DECEMBER 31,
                                                                        --------------------------        05/01/1999*
                                                                                                            to
                                                                           2001**           2000**        12/31/1999
                                                                           ------           ------        ----------

NET  ASSET VALUE, BEGINNING OF PERIOD                                      $12.06          $12.98          $12.50
Income from investment operations:
           Net investment income                                             0.14            0.20            0.08
           Net realized and unrealized gain
           (loss) on investments and
           foreign currency transactions                                    (1.34)          (1.04)           0.40
                                                                         --------        --------        --------
           Total from investment operations                                 (1.20)          (0.84)           0.48
                                                                         --------        --------        --------
Less Distributions
           Dividends from net investment income                             (0.12)          (0.05)              -
           Distributions from capital gains                                 (0.20)          (0.03)              -
                                                                         --------        --------        --------
           Total Distributions                                              (0.32)          (0.08)              -
                                                                         --------        --------        --------
NET ASSET VALUE, END OF PERIOD                                             $10.54          $12.06          $12.98
                                                                         ========        ========        ========
           Total return                                                    (9.97%)         (6.46%)          3.84% +
Net assets, end of period (000's)                                        $208,230        $158,511        $100,970
Ratio of expenses to average net assets                                     1.15%           1.18%           1.23%(A)
Ratio of net investment income to average net assets                        1.32%           1.63%           1.27%(A)
Portfolio turnover rate                                                       33%             41%              4%(A)

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

(B) The total return for the year ended 2001 and 2000 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            CAPITAL APPRECIATION
                                                                  TRUST
                                                       -------------------------------

                                                        YEAR ENDED       11/1/2000*
                                                         DECEMBER 31,         TO
                                                           2001**        12/31/2000**
                                                       --------------   --------------

NET  ASSET VALUE, BEGINNING OF PERIOD                      $10.97          $12.50
Income from investment operations:
           Net investment loss                              (0.02)               -#
           Net realized and unrealized loss on
           investments and foreign currency transactions    (2.00)          (1.53)
                                                          -------          ------
           Total from investment operations                 (2.02)          (1.53)
                                                          -------          ------
NET ASSET VALUE, END OF PERIOD                              $8.95          $10.97
                                                          =======          ======
            TOTAL RETURN (B)                              (18.41%)        (12.24%)+
Net assets, end of period (000's)                         $40,202          $5,280
Ratio of expenses to average net assets                     1.20%           1.60% (A)
Ratio of expenses to average net assets
after expense reductions                                    1.20%           1.40% (A)
Ratio of net investment loss to average net assets         (0.22%)         (0.21%)(A)
Portfolio turnover rate                                      102%            143% (A)


                                                                              STRATEGIC OPPORTUNITIES TRUST
                                                        ----------------------------------------------------------------------------
                                                                              YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                         2001**           2000**            1999            1998            1997
                                                         ------           ------            ----            ----            ----

NET  ASSET VALUE, BEGINNING OF PERIOD                        $17.52          $21.90          $19.48          $21.50          $22.62
Income from investment operations:
           Net investment income                              (0.02)           0.08            0.07            0.08            0.08
           Net realized and unrealized gain
           (loss) on investments and
            foreign currency transactions                     (2.47)          (1.20)           4.75            2.13            3.31
                                                         ----------      ----------      ----------      ----------      ----------
           Total from investment operations                   (2.49)          (1.12)           4.82            2.21            3.39
                                                         ----------      ----------      ----------      ----------      ----------
Less distributions:
           Dividends from net investment income               (0.08)          (0.07)          (0.09)          (0.07)          (0.14)
           Distributions from capital gains                   (2.31)          (3.19)          (2.31)          (4.16)          (4.37)
                                                         ----------      ----------      ----------      ----------      ----------
           Total distributions                                (2.39)          (3.26)          (2.40)          (4.23)          (4.51)
                                                         ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                               $12.64          $17.52          $21.90          $19.48          $21.50
                                                         ==========      ==========      ==========      ==========      ==========
           Total return                                     (15.25%)         (6.37%)         27.75%           9.41%          19.25%
Net assets, end of period (000's)                        $1,057,285      $1,425,677      $1,673,228      $1,556,169      $1,521,382
Ratio of expenses to average net assets                       0.91%           0.90%           0.88%           0.80%           0.80%
Ratio of net investment income to average net assets         (0.12%)          0.41%           0.34%           0.42%           0.35%
Portfolio turnover rate                                        260%            165%            129%             93%            224%

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

(B) The total return for the period ended December 31, 2000 would have been lower had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         QUANTITATIVE MID CAP
                                                              TRUST
                                                        --------------------
                                                            4/30/2001*
                                                               TO
                                                           12/31/2001**
                                                        --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $12.50
Income from investment operations:
          Net investment loss                                   - #
          Net realized and unrealized loss on
          investments and foreign currency transactions     (2.30)
                                                        --------------------
          Total from investment operations                  (2.30)
                                                        --------------------
NET ASSET VALUE, END OF PERIOD                             $10.20
                                                        ====================
          Total return                                    (18.40%)+
Net assets, end of period (000's)                         $99,546
Ratio of expenses to average net assets                     0.90% (A)
Ratio of net investment loss to average net assets         (0.07%)(A)
Portfolio turnover rate                                      320% (A)



                                                                                   GLOBAL EQUITY TRUST
                                                       -----------------------------------------------------------------------------
                                                                                YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                             2001**          2000**           1999            1998            1997
                                                       ------------- --------------- --------------- --------------- ---------------

NET ASSET VALUE, BEGINNING OF PERIOD                         $18.48          $18.79          $20.38          $19.38          $17.84
Income from investment operations:
          Net investment income                                0.12            0.25            0.23            0.17            0.19
          Net realized and unrealized gain
          (loss) on investments and
          foreign currency transactions                       (2.78)           1.78            0.38            2.27            3.16
                                                           --------        --------        --------        --------        --------
          Total from investment operations                    (2.66)           2.03            0.61            2.44            3.35
                                                           --------        --------        --------        --------        --------
Less distributions:
          Dividends from net investment income                (0.40)          (0.35)          (0.13)          (0.36)          (0.27)
          Distributions from capital gains                    (2.42)          (1.99)          (2.07)          (1.08)          (1.54)
                                                           --------        --------        --------        --------        --------
          Total distributions                                 (2.82)          (2.34)          (2.20)          (1.44)          (1.81)
                                                           --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD                               $13.00          $18.48          $18.79          $20.38          $19.38
                                                           ========        ========        ========        ========        ========
          Total return                                      (16.09%)         12.19%           3.66%          12.24%          20.80%
Net assets, end of period (000's)                          $528,027        $725,419        $837,728        $928,564        $868,413
Ratio of expenses to average net assets                       1.01%           1.02%           1.06%           1.01%           1.01%
Ratio of net investment income to average net assets          0.81%           1.44%           1.14%           0.84%           1.02%
Portfolio turnover rate                                        156%             43%             43%             32%             33%

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                        STRATEGIC GROWTH
                                                            TRUST
                                                        ---------------
                                                          4/30/2001*
                                                             TO
                                                          12/31/2001**
                                                        ---------------

NET ASSET VALUE, BEGINNING OF PERIOD                       $12.50
Income from investment operations:
          Net investment loss                               (0.01)
          Net realized and unrealized loss on
          investments and foreign currency transactions     (1.47)
                                                        ---------------
          Total from investment operations                  (1.48)
                                                        ---------------
NET ASSET VALUE, END OF PERIOD                             $11.02
                                                        ===============
          Total return                                    (11.84%)+
Net assets, end of period (000's)                         $91,393
Ratio of expenses to average net assets                     1.10% (A)
Ratio of net investment loss to average net assets         (0.19%)(A)
Portfolio turnover rate                                      107% (A)



                                                                       GROWTH TRUST
                                                   --------------------------------------------------------------------------
                                                                   YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------------
                                                      2001**           2000**          1999            1998            1997
                                                   ---------- --------------- --------------- --------------- ---------------

NET  ASSET VALUE, BEGINNING OF PERIOD                 $17.74          $26.88          $20.50          $17.21          $13.73
Income from investment operations:
          Net investment income (loss)                 (0.06)          (0.06)          (0.04)           0.06            0.08
          Net realized and unrealized gain
          (loss) on investments and
          foreign currency transactions                (3.73)          (6.47)           7.46            4.00            3.40
                                                    --------        --------        --------        --------        --------
          Total from investment operations             (3.79)          (6.53)           7.42            4.06            3.48
                                                    --------        --------        --------        --------        --------
Less distributions:
          Dividends from net investment income             -               -           (0.05)          (0.07)              -
          Distribution from capital gains                  -           (2.61)          (0.99)          (0.70)              -
                                                    --------        --------        --------        --------        --------
          Total distributions                              -           (2.61)          (1.04)          (0.77)              -
                                                    --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD                        $13.95          $17.74          $26.88          $20.50          $17.21
                                                    ========        ========        ========        ========        ========
          Total return                               (21.36%)        (27.29%)         37.20%          23.95%          25.35%
Net assets, end of period (000's)                   $494,523        $637,194        $642,948        $299,994        $167,388
Ratio of expenses to average net assets                0.91%           0.90%           0.90%           0.90%           0.95%
Ratio of net investment income
(loss) to average net assets                          (0.41%)         (0.26%)         (0.18%)          0.42%           0.74%
Portfolio turnover rate                                 121%            147%            156%            136%            179%

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                           LARGE CAP GROWTH TRUST
                                                   --------------------------------------------------------------------------
                                                                         YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------------
                                                       2001**          2000**          1999            1998            1997
                                                       ------          ------          ----            ----            ----

NET  ASSET VALUE, BEGINNING OF PERIOD                 $12.58          $17.23          $15.26          $14.36          $13.45
Income from investment operations:
          Net investment income (loss)                  0.03           (0.01)           0.06            0.24            0.29
          Net realized and unrealized gain
          (loss) on investments and
          foreign currency transactions                (2.25)          (2.03)           3.52            2.43            2.01
                                                    --------        --------        --------        --------        --------
          Total from investment operations             (2.22)          (2.04)           3.58            2.67            2.30
                                                    --------        --------        --------        --------        --------
Less distributions:
          Dividends from net investment income             -           (0.04)          (0.23)          (0.29)          (0.38)
          Distributions from capital gains             (0.47)          (2.57)          (1.38)          (1.48)          (1.01)
                                                    --------        --------        --------        --------        --------
          Total distributions                          (0.47)          (2.61)          (1.61)          (1.77)          (1.39)
                                                    --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD                         $9.89          $12.58          $17.23          $15.26          $14.36
                                                    ========        ========        ========        ========        ========
          Total return                               (17.81%)        (14.24%)         25.28%          19.12%          19.09%
Net assets, end of period (000's)                   $496,049        $541,693        $402,585        $262,882        $243,533
Ratio of expenses to average net assets                0.95%           0.94%           0.94%           0.88%           0.90%
Ratio of net investment income
(loss) to average net assets                           0.30%          (0.01%)          0.45%           1.58%           1.99%
Portfolio turnover rate                                 123%             92%            164%             64%             91%


                                                                   ALL CAP VALUE
                                                                      TRUST
                                                                 ---------------
                                                                   4/30/2001*
                                                                      TO
                                                                  12/31/2001**
                                                                 ---------------

NET ASSET VALUE, BEGINNING OF PERIOD                                $12.50
Income from investment operations:
          Net investment income                                          - #
          Net realized and unrealized gain on
          investments and foreign currency transactions               0.11
                                                                 ---------------
          Total from investment operations                            0.11
                                                                 ---------------
Less distributions:
          Dividends from net investment income                           - #
          Total distributions                                            - #
                                                                 ---------------
NET ASSET VALUE, END OF PERIOD                                      $12.61
                                                                 ===============
          Total return                                               0.90% +
Net assets, end of period (000's)                                  $20,877
Ratio of expenses to average net assets                              1.42% (A)
Ratio of net investment income to average net assets                 0.05% (A)
Portfolio turnover rate                                               194% (A)

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                          CAPITAL OPPORTUNITIES
                                                               TRUST
                                                          ---------------------

                                                              4/31/2001*
                                                                TO
                                                            12/31/2001**
                                                          ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $12.50
Income from investment operations:
          Net investment loss                                 (0.02)
          Net realized and unrealized loss on
          investments and foreign currency
          transactions                                        (1.78)
                                                          ---------------------
          Total from investment operations                    (1.80)
                                                          ---------------------
NET ASSET VALUE, END OF PERIOD                               $10.70
                                                          =====================
          Total return (B)                                  (14.40%)+
Net assets, end of period (000's)                           $33,428
Ratio of expenses to average net assets                       1.46% (A)
Ratio of expenses to average net assets after
expense reductions                                            1.40% (A)
Ratio of net investment loss to average net assets           (0.27%)(A)
Portfolio turnover rate                                         86% (A)



                                                                                QUANTITATIVE EQUITY TRUST
                                                  -----------------------------------------------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------------
                                                        2001**           2000**           1999            1998            1997
                                                        ------           ------           ----            ----            ----
NET  ASSET VALUE, BEGINNING OF PERIOD                    $26.26          $28.16          $25.22         $22.50          $17.33
Income from investment operations:
          Net investment income                            0.04            0.08            0.10           0.20            0.26
          Net realized and unrealized gain
          (loss) on investments and
          foreign currency transactions                   (5.76)           1.81            5.26           5.42            4.91
                                                       --------        --------        --------       --------        --------
          Total from investment operations                (5.72)           1.89            5.36           5.62            5.17
                                                       --------        --------        --------       --------        --------
Less distributions:
          Dividends from net investment income            (0.06)          (0.12)          (0.18)         (0.25)              -
          Distributions from capital gains                (3.28)          (3.67)          (2.24)         (2.65)              -
                                                       --------        --------        --------       --------        --------
          Total distributions                             (3.34)          (3.79)          (2.42)         (2.90)              -
                                                       --------        --------        --------       --------        --------
NET ASSET VALUE, END OF PERIOD                           $17.20          $26.26          $28.16         $25.22          $22.50
                                                       ========        ========        ========       ========        ========
          Total return (C)                              (22.95%)          6.30%          22.30%         26.35%          29.83%
Net assets, end of period (000's)                      $448,002        $612,813        $431,909       $254,475        $167,530
Ratio of expenses to average net assets                   0.76%           0.75%           0.76%          0.76%           0.77%
Ratio of expenses to average net
assets after expense reductions                           0.76%           0.75%           0.76%          0.76%           0.50%
Ratio of net investment income to
average net assets                                        0.21%           0.28%           0.57%          1.06%           1.50%
Portfolio turnover rate                                    111%            120%            159%           225%            114%

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

(B) The total return for the periods ended December 31, 2001 would have been lower, had operating expenses not been reduced.

(C) The total return for the year ended December 31, 1997, would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------


                                                                             BLUE CHIP GROWTH TRUST
                                                  ------------------------------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,
                                                  ------------------------------------------------------------------------------
                                                         2001**         2000**           1999             1998            1997
                                                         ------         ------           ----             ----            ----

NET  ASSET VALUE, BEGINNING OF PERIOD                   $20.13          $21.64          $18.92           $15.00          $14.31
Income from investment operations:
           Net investment income (loss)                    -  #          (0.02)           0.01             0.05            0.09
           Net realized and unrealized gain
           (loss) on investments and
           foreign currency transactions                 (2.97)          (0.50)           3.58             4.19            3.13
                                                    ----------      ----------      ----------       ----------        --------
           Total from investment operations              (2.97)          (0.52)           3.59             4.24            3.22
                                                    ----------      ----------      ----------       ----------        --------
Less distributions:
           Dividends from net investment income              -           (0.01)          (0.05)           (0.08)          (0.03)
           Distributions from capital gains              (1.33)          (0.98)          (0.82)           (0.24)          (2.50)
                                                    ----------      ----------      ----------       ----------        --------
           Total distributions                           (1.33)          (0.99)          (0.87)           (0.32)          (2.53)
                                                    ----------      ----------      ----------       ----------        --------
NET ASSET VALUE, END OF PERIOD                          $15.83          $20.13          $21.64           $18.92          $15.00
                                                    ==========      ==========      ==========       ==========        ========
           Total return (B)                            (14.61%)         (2.76%)         19.43%           28.49%          26.94%
Net assets, end of period (000's)                   $1,633,194      $1,999,039      $1,734,233       $1,141,162        $708,807
Ratio of expenses to average net assets                  0.93%           0.92%           0.94%            0.97%          0.975%
Ratio of expenses to average net
assets after expense reductions                          0.92%           0.91%           0.94%            0.97%          0.975%
Ratio of net investment income
(loss) to average net assets                             0.00%          (0.07%)          0.06%            0.37%           0.74%
Portfolio turnover rate                                    48%             48%             42%              42%             37%


                                                                     UTILITIES
                                                                      TRUST
                                                                 ---------------
                                                                    4/30/2001*
                                                                      TO
                                                                    12/31/2001**
                                                                 ---------------

NET ASSET VALUE, BEGINNING OF PERIOD                               $12.50
Income from investment operations:
           Net investment income                                     0.07
           Net realized and unrealized
           loss on investments and
           foreign currency transactions                            (3.23)
                                                                 ---------------
           Total from investment operations                         (3.16)
                                                                 ---------------
Less distributions:
           Dividends from net investment income                     (0.05)
                                                                 ---------------
           Total distributions                                      (0.05)
                                                                 ---------------
NET ASSET VALUE, END OF PERIOD                                      $9.29
                                                                 ===============
           Total return (C)                                        25.30%)+
Net assets, end of period (000's)                                  18,260
Ratio of expenses to average net assets                             1.51% (A)
Ratio of expenses to average net assets
after expense reductions                                            1.40% (A)
Ratio of net investment income
to average net assets                                               1.07% (A)
Portfolio turnover rate                                               81% (A)

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

(B) The total return for the year ended 2001 and 2000 would have been lower, had operating expenses not been reduced.

(C) The total return for the periods ended December 31, 2001 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------


                                                                          REAL ESTATE SECURITIES TRUST
                                                          -------------------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------------------------------
                                                            2001**          2000**          1999            1998            1997
                                                            ------          ------          ----            ----            ----

NET  ASSET VALUE, BEGINNING OF PERIOD                       $15.57          $12.89          $14.76          $20.07          $16.95
Income from investment operations:
          Net investment income                               0.75            0.67            0.78            0.78            0.80
          Net realized and unrealized gain
          (loss) on investments and
          foreign currency transactions                      (0.30)           2.53           (1.94)          (3.72)           2.32
                                                          --------        --------        --------        --------        --------
          Total from investment operations                    0.45            3.20           (1.16)          (2.94)           3.12
                                                          --------        --------        --------        --------        --------
Less distributions:
          Dividends from net investment income               (0.50)          (0.52)          (0.71)          (0.53)              -
          Distributions from capital gains                       -               -               -           (1.84)              -
                                                          --------        --------        --------        --------        --------
          Total distributions                                (0.50)          (0.52)          (0.71)          (2.37)              -
                                                          --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD                              $15.52          $15.57          $12.89          $14.76          $20.07
                                                          ========        ========        ========        ========        ========
          Total return (B)                                   3.15%          25.71%          (8.00%)        (16.44%)         18.41%
Net assets, end of period (000's)                         $220,919        $257,641        $196,756        $161,832        $161,759
Ratio of expenses to average net assets                      0.83%           0.76%           0.77%           0.76%           0.77%
Ratio of expenses to average net assets
after expense reductions                                     0.83%           0.76%           0.77%           0.76%           0.50%
Ratio of net investment income
to average net assets                                        4.96%           4.89%           5.88%           5.57%           5.42%
Portfolio turnover rate                                       116%            147%            201%            122%            148%



                                                                            SMALL COMPANY VALUE TRUST
                                                        -------------------------------------------------------------------------
                                                                              YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------       10/01/1997*
                                                                                                                         to
                                                          2001**          2000**           1999            1998         12/31/1997
                                                          ------          ------           ----            ----         ----------

NET  ASSET VALUE, BEGINNING OF PERIOD                     $12.98          $12.27          $11.37          $11.94          $12.50
Income from investment operations:
          Net investment income                             0.09            0.04            0.02            0.01            0.01
          Net realized and unrealized gain
           (loss) on investments and foreign
          currency transactions                             0.76            0.69            0.89           (0.57)          (0.57)
                                                        --------        --------         -------        --------         -------
          Total from investment operations                  0.85            0.73            0.91           (0.56)          (0.56)
                                                        --------        --------         -------        --------         -------
Less distributions:
          Dividends from net investment income             (0.03)          (0.02)          (0.01)          (0.01)              -
                                                        --------        --------         -------        --------         -------
          Total distributions                              (0.03)          (0.02)          (0.01)          (0.01)              -
                                                        --------        --------         -------        --------         -------
NET ASSET VALUE, END OF PERIOD                            $13.80          $12.98          $12.27          $11.37          $11.94
                                                        ========        ========         =======        ========         =======
          Total return (C)                                 6.54%           5.93%           8.00%          (4.72%)         (4.48%) +
Net assets, end of period (000's)                       $213,046        $115,982         $89,167        $162,335         $67,091
Ratio of expenses to average net assets                    1.16%           1.24%           1.22%           1.23%        1.19% (A)
Ratio of expenses to average net assets
after expense reductions                                   1.15%           1.24%           1.22%           1.23%        1.19% (A)
Ratio of net investment income
to average net assets                                      0.72%           0.35%           0.15%           0.16%        0.54% (A)
Portfolio turnover rate                                     119%            178%            142%            131%          81% (A)

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

(B) The total return for the year ended December 31, 1997 would have been lower, had operating expenses not been reduced.

(C) The total return for the year 2001 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                                   MID CAP VALUE
                                                                       TRUST
                                                                 --------------
                                                                      4/30/2001*
                                                                        TO
                                                                    12/31/2001**
                                                                 --------------

NET ASSET VALUE, BEGINNING OF PERIOD                               $12.50
Income from investment operations:
           Net investment income                                     0.06
           Net realized and unrealized gain on
           investments and foreign currency transactions             0.53
                                                                 --------------
           Total from investment operations                          0.59
                                                                 --------------
Less distributions:
           Dividends from net investment income                     (0.03)
                                                                 --------------
           Total distributions                                      (0.03)
                                                                 --------------
NET ASSET VALUE, END OF PERIOD                                     $13.06
                                                                ===============
           Total return                                             4.72% +
Net assets, end of period (000's)                                 $80,737
Ratio of expenses to average net assets                             1.15%(A)
Ratio of net investment income to average net assets                0.75%(A)
Portfolio turnover rate                                               23%(A)


                                                                               VALUE TRUST
                                                   -----------------------------------------------------------------------------
                                                                          YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------    01/01/1997*
                                                                                                                       to
                                                         2001**          2000**           1999           1998       12/31/1997
                                                         ------          ------           ----           ----       ----------

NET  ASSET VALUE, BEGINNING OF PERIOD                    $16.48          $13.23          $14.06          $14.81          $12.50
Income from investment operations:
           Net investment income                           0.15            0.14            0.20            0.18            0.10
           Net realized and unrealized gain
           (loss) on investments and
           foreign currency transactions                   0.40            3.11           (0.59)          (0.45)           2.67
                                                       --------        --------        --------        --------        --------
           Total from investment operations                0.55            3.25           (0.39)          (0.27)           2.77
                                                       --------        --------        --------        --------        --------
Less distributions:
           Dividends from net investment income           (0.11)              -           (0.20)          (0.18)          (0.10)
           Distributions from capital gains               (0.45)              -           (0.24)          (0.30)          (0.36)
                                                       --------        --------        --------        --------        --------
           Total distributions                            (0.56)              -           (0.44)          (0.48)          (0.46)
                                                       --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD                           $16.47          $16.48          $13.23          $14.06          $14.81
                                                       ========        ========        ========        ========        ========
           Total return                                   3.42%          24.57%          (2.79%)         (1.72%)         22.14%
Net assets, end of period (000's)                      $360,027        $189,245        $146,279        $255,554        $144,672
Ratio of expenses to average net assets                   0.86%           0.86%           0.87%           0.85%           0.96%
Ratio of net investment income to
average net assets                                        0.92%           1.05%           1.12%           1.50%           1.50%
Portfolio turnover rate                                     27%             65%             54%             45%             43%


----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                         EQUITY INDEX TRUST
                                                                   -------------------------------------------------------------
                                                                                      YEARS ENDED DECEMBER 31,
                                                                   -------------------------------------------------------------
                                                                      2001**        2000**       1999         1998        1997
                                                                   ---------     ---------    ---------    ---------   ---------

NET  ASSET VALUE, BEGINNING OF PERIOD                              $   16.40     $   18.13    $   15.43    $   12.48   $   10.69
Income from investment operations:
         Net investment income                                          0.14          0.16         0.17         0.18        0.32
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions                 (2.14)        (1.84)        3.00         3.36        3.26
                                                                   ---------     ---------    ---------    ---------   ---------
         Total from investment operations                              (2.00)        (1.68)        3.17         3.54        3.58
                                                                   ---------     ---------    ---------    ---------   ---------
Less distributions:
         Dividends from net investment income                          (0.16)         --          (0.17)       (0.18)      (0.32)
         Distributions from capital gains                              (0.24)        (0.05)       (0.30)       (0.41)      (1.47)
                                                                   ---------     ---------    ---------    ---------   ---------
         Total distributions                                           (0.40)        (0.05)       (0.47)       (0.59)      (1.79)
                                                                   ---------     ---------    ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                                     $   14.00     $   16.40    $   18.13    $   15.43   $   12.48
                                                                   =========     =========    =========    =========   =========
         TOTAL RETURN (B)                                             (12.26%)       (9.29%)      20.58%       28.56%      33.53%

Net assets, end of period (000's)                                  $ 103,007     $ 114,154    $ 114,775    $  63,292   $  27,075
Ratio of expenses to average net assets                                 0.41%         0.40%        0.41%        0.55%       0.57%
Ratio of expenses to average net assets after expense reductions        0.40%         0.40%        0.40%        0.40%       0.40%
Ratio of net investment income to average net assets                    0.97%         0.91%        1.17%        1.70%       3.64%
Portfolio turnover rate                                                    4%            8%          10%           3%          7%


                                                                     TACTICAL ALLOCATION
                                                                           TRUST
                                                              ------------------------------
                                                               YEAR ENDED        5/1/2000*
                                                              DECEMBER 31,           TO
                                                                 2001**         12/31/2000**
                                                              ------------      ------------

NET  ASSET VALUE, BEGINNING OF PERIOD                         $    11.67        $    12.50
Income from investment operations:
         Net investment income                                      0.01              0.15
         Net realized and unrealized loss on investments
         and foreign currency transactions                         (1.57)            (0.55)
                                                              ----------        ----------
         Total from investment operations                          (1.56)            (0.40)
                                                              ----------        ----------
Less distributions:
         Dividends from net investment income                      (0.01)            (0.15)
         Distributions from capital gains                          (0.06)            (0.28)
                                                              ----------        ----------
         Total distributions                                       (0.07)            (0.43)
                                                              ----------        ----------
NET ASSET VALUE, END OF PERIOD                                $    10.04        $    11.67
                                                              ==========        ==========
          TOTAL RETURN                                            (13.38%)           (3.20%)+

Net assets, end of period (000's)                             $   73,714        $   43,263
Ratio of expenses to average net assets                             1.30%        1.33% (A)
Ratio of net investment income to average net assets                0.11%        1.74% (A)
Portfolio turnover rate                                               25%         133% (A)

----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

(B) The total return for the years ended 2001, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                              FUNDAMENTAL
                                                                VALUE
                                                                TRUST
                                                              -----------
                                                               4/30/2001*
                                                                  TO
                                                              12/31/2001**
                                                              -----------

NET ASSET VALUE, BEGINNING OF PERIOD                           $     12.50
Income from investment operations:
         Net investment income                                        0.03
         Net realized and unrealized loss on investments
         and foreign currency transactions                           (0.80)
                                                               -----------
         Total from investment operations                            (0.77)
                                                               -----------
NET ASSET VALUE, END OF PERIOD                                 $     11.73
                                                               ===========
         TOTAL RETURN                                                (6.16%)+

Net assets, end of period (000's)                              $111,590
Ratio of expenses to average net assets                          1.07% (A)
Ratio of net investment income to average net assets             0.45% (A)
Portfolio turnover rate                                            16% (A)



                                                                                   GROWTH & INCOME TRUST
                                                          ------------------------------------------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------------
                                                              2001**          2000**         1999           1998           1997
                                                          -----------     -----------    -----------    -----------    -----------

NET  ASSET VALUE, BEGINNING OF PERIOD                     $     28.54     $     32.67    $     28.43    $     23.89    $     19.38
Income from investment operations:
         Net investment income                                   0.12            0.10           0.17           0.19           0.22
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions          (3.32)          (2.21)          5.12           5.98           5.73
                                                          -----------     -----------    -----------    -----------    -----------
         Total from investment operations                       (3.20)          (2.11)          5.29           6.17           5.95
                                                          -----------     -----------    -----------    -----------    -----------
Less distributions:
         Dividends from net investment income                   (0.11)          (0.18)         (0.19)         (0.22)         (0.24)
         Distributions from capital gains                       (1.32)          (1.84)         (0.86)         (1.41)         (1.20)
                                                          -----------     -----------    -----------    -----------    -----------
         Total distributions                                    (1.43)          (2.02)         (1.05)         (1.63)         (1.44)
                                                          -----------     -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD                            $     23.91     $     28.54    $     32.67    $     28.43    $     23.89
                                                          ===========     ===========    ===========    ===========    ===========
         TOTAL RETURN                                          (11.28%)         (7.12%)        18.87%         26.52%         32.83%

Net assets, end of period (000's)                         $ 2,387,718     $ 2,914,338    $ 3,187,220    $ 2,290,118    $ 1,605,387
Ratio of expenses to average net assets                          0.80%           0.79%          0.80%          0.79%          0.79%
Ratio of net investment income to average net assets             0.48%           0.33%          0.63%          0.85%          1.14%
Portfolio turnover rate                                            24%             32%            19%            16%            34%


----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                         U.S. LARGE CAP VALUE TRUST
                                                            ------------------------------------------------
                                                              YEARS ENDED DECEMBER 31,           05/01/1999*
                                                                                                    TO
                                                               2001**            2000**          12/31/1999
                                                            ----------        ----------        ------------

NET  ASSET VALUE, BEGINNING OF PERIOD                       $    13.09        $    12.84        $      12.50
Income from investment operations:
         Net investment income                                    0.04              0.07                0.04
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions           (0.38)             0.29                0.30
                                                            ----------        ----------        ------------
         Total from investment operations                        (0.34)             0.36                0.34
                                                            ----------        ----------        ------------
Less distributions:
         Dividends from net investment income                    (0.05)            (0.03)               --
         Distributions from capital gains                        (0.09)            (0.08)               --
                                                            ----------        ----------        ------------
         Total distributions                                     (0.14)            (0.11)               --
                                                            ----------        ----------        ------------
NET ASSET VALUE, END OF PERIOD                              $    12.61        $    13.09        $      12.84
                                                            ==========        ==========        ============
         TOTAL RETURN                                            (2.54%)           2.78%             2.72% +

Net assets, end of period (000's)                           $  518,621        $  435,395        $    210,725
Ratio of expenses to average net assets                           0.93%            0.930%         0.945% (A)
Ratio of net investment income to average net assets              0.32%             0.53%          0.64% (A)
Portfolio turnover rate                                             38%               31%            30% (A)



                                                                                  EQUITY-INCOME TRUST
                                                            ----------------------------------------------------------------------
                                                                                 YEARS ENDED DECEMBER 31,
                                                            ----------------------------------------------------------------------
                                                               2001**          2000**        1999           1998           1997
                                                            -----------      ---------   -----------     -----------     ---------

NET  ASSET VALUE, BEGINNING OF PERIOD                       $     16.83      $   17.05   $     17.78     $     17.24     $   15.41
Income from investment operations:
                                                                                                                         ---------
         Net investment income                                     0.22           0.30          0.35            0.34          0.34
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions            (0.06)          1.63          0.25            1.26          3.68
                                                            -----------      ---------   -----------     -----------     ---------
         Total from investment operations                          0.16           1.93          0.60            1.60          4.02
                                                            -----------      ---------   -----------     -----------     ---------
Less distributions:
         Dividends from net investment income                     (0.29)         (0.34)        (0.37)          (0.33)        (0.21)
         Distributions from capital gains                         (1.57)         (1.81)        (0.96)          (0.73)        (1.98)
                                                            -----------      ---------   -----------     -----------     ---------
         Total distributions                                      (1.86)         (2.15)        (1.33)          (1.06)        (2.19)
                                                            -----------      ---------   -----------     -----------     ---------
NET ASSET VALUE, END OF PERIOD                              $     15.13      $   16.83   $     17.05     $     17.78     $   17.24
                                                            ===========      =========   ===========     ===========     =========
         TOTAL RETURN (B)                                          1.29%         12.99%         3.40%           9.21%        29.71%

Net assets, end of period (000's)                           $ 1,147,075      $ 965,675   $ 1,011,260     $ 1,088,342     $ 941,705
Ratio of expenses to average net assets                            0.93%          0.92%         0.91%           0.85%         0.85%
Ratio of expenses to average net assets after
  expense reductions                                               0.91%          0.91%         0.91%           0.85%         0.85%
Ratio of net investment income to average net assets               1.45%          1.94%         1.83%           2.13%         2.47%
Portfolio turnover rate                                              19%            34%           30%             21%           25%


----------

** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

(B) The total return for the year 2001 and 2000 would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                INCOME & VALUE TRUST
                                                           ------------------------------------------------------------------
                                                                                YEARS ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------
                                                              2001**         2000**        1999          1998          1997
                                                           ---------      ---------     ---------     ---------     ---------

NET  ASSET VALUE, BEGINNING OF PERIOD                      $   10.56      $   12.91     $   13.36     $   12.95     $   12.49
Income from investment operations:
         Net investment income                                  0.19           0.27          0.32          0.40          0.48
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions         (0.11)          0.33          0.77          1.51          1.29
                                                           ---------      ---------     ---------     ---------     ---------
         Total from investment operations                       0.08           0.60          1.09          1.91          1.77
                                                           ---------      ---------     ---------     ---------     ---------
Less distributions:
         Dividends from net investment income                  (0.28)         (0.33)        (0.40)        (0.46)        (0.57)
         Distributions from capital gains                      (0.23)         (2.62)        (1.14)        (1.04)        (0.74)
                                                           ---------      ---------     ---------     ---------     ---------
         Total distributions                                   (0.51)         (2.95)        (1.54)        (1.50)        (1.31)
                                                           ---------      ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                             $   10.13      $   10.56     $   12.91     $   13.36     $   12.95
                                                           =========      =========     =========     =========     =========
         TOTAL RETURN                                           0.98%          4.94%         8.52%        15.27%        15.87%

Net assets, end of period (000's)                          $ 561,623      $ 546,311     $ 639,824     $ 618,011     $ 609,142
Ratio of expenses to average net assets                         0.87%          0.86%         0.86%         0.84%         0.85%
Ratio of net investment income to average net assets            1.90%          2.46%         2.39%         2.89%         3.37%
Portfolio turnover rate                                           70%            51%          165%           85%           78%





                                                                                         BALANCED TRUST
                                                               --------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,           01/01/1997*
                                                                                                                           TO
                                                                  2001**        2000**       1999**         1998        12/31/97
                                                                  ------        ------       ------         ----        --------
NET  ASSET VALUE, BEGINNING OF PERIOD                              $15.46        $17.82       $19.40        $19.33        $16.41
Income from investment operations:
         Net investment income                                       0.30          0.30         0.55          0.41          0.51
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions              (1.87)        (1.87)       (0.85)         2.23          2.41
                                                                   ------        ------       ------        ------        ------
         Total from investment operations                           (1.57)        (1.57)       (0.30)         2.64          2.92
                                                                   ------        ------       ------        ------        ------
Less distributions:
         Dividends from net investment income                       (0.31)        (0.62)       (0.37)        (0.48)            -
         Distributions from capital gains                               -         (0.17)       (0.91)        (2.09)            -
                                                                   ------        ------       ------        ------        ------
         Total distributions                                        (0.31)        (0.79)       (1.28)        (2.57)            -
                                                                   ------        ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                                     $13.58        $15.46       $17.82        $19.40        $19.33
                                                                   ======        ======       ======        ======        ======
         TOTAL RETURN                                             (10.19%)       (9.33%)      (1.65%)       14.25%        17.79%

Net assets, end of period (000's)                                $174,739      $201,965     $258,158      $254,454      $177,045
Ratio of expenses to average net assets                             0.85%         0.86%        0.87%         0.87%         0.88%
Ratio of net investment income to average net assets                2.09%         1.76%        2.98%         2.71%         2.97%
Portfolio turnover rate                                              236%          132%         215%          199%          219%



** Net investment income has been calculated using the average shares method.

*        Commencement of operations



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------




                                                                               HIGH YIELD TRUST
                                                              ---------------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,             01/01/1997*
                                                                                                                      TO
                                                               2001**      2000**         1999         1998        12/31/97
                                                               -----       ------        ------       ------      -----------

NET  ASSET VALUE, BEGINNING OF PERIOD                         $11.65       $12.83        $12.92       $13.56        $12.50
Income from investment operations:
         Net investment income                                  1.06         1.26          1.14         0.91          0.46
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions         (1.64)       (2.40)        (0.12)       (0.53)         1.13
                                                               -----       ------        ------       ------        ------
         Total from investment operations                      (0.58)       (1.14)         1.02         0.38          1.59
                                                               -----       ------        ------       ------        ------
Less distributions:
         Dividends from net investment income                  (1.19)       (0.04)        (1.11)       (0.89)        (0.46)
         Distributions from capital gains                          -            -             -        (0.13)        (0.07)
                                                               -----       ------        ------       ------        ------
         Total distributions                                   (1.19)       (0.04)        (1.11)       (1.02)        (0.53)
                                                               -----       ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                                 $9.88       $11.65        $12.83       $12.92        $13.56
                                                               =====       ======        ======       ======        ======
         TOTAL RETURN                                         (5.48%)      (8.97%)        8.00%        2.78%        12.68%

Net assets, end of period (000's)                           $323,309     $238,207      $241,054     $192,354       $92,748
Ratio of expenses to average net assets                        0.84%        0.84%         0.84%        0.84%         0.89%
Ratio of net investment income to average net assets          10.10%       10.15%         8.59%        8.34%         7.40%
Portfolio turnover rate                                          64%          57%           62%          94%           75%




                                                                                    STRATEGIC BOND TRUST
                                                          -----------------------------------------------------------------
                                                                                 YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                              2001**      2000**         1999         1998          1997
                                                              -----       ------        ------       ------        ------

NET  ASSET VALUE, BEGINNING OF PERIOD                         $10.92       $11.14        $11.72       $12.38        $11.94
Income from investment operations:
         Net investment income                                  0.73         0.87          1.00         0.76          0.67
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions         (0.07)       (0.11)        (0.75)       (0.59)         0.57
                                                               -----       ------        ------       ------        ------
         Total from investment operations                       0.66         0.76          0.25         0.17          1.24
                                                               -----       ------        ------       ------        ------
Less distributions:
         Dividends from net investment income                  (0.84)       (0.98)        (0.83)       (0.71)        (0.71)
         Distributions from capital gains                          -            -             -        (0.12)        (0.09)
                                                               -----       ------        ------       ------        ------
         Total distributions                                   (0.84)       (0.98)        (0.83)       (0.83)        (0.80)
                                                               -----       ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                                $10.74       $10.92        $11.14       $11.72        $12.38
                                                              ======       ======        ======       ======        ======
         TOTAL RETURN                                          6.24%        7.28%         2.22%        1.31%        10.98%

Net assets, end of period (000's)                           $302,499     $333,293      $368,380     $443,414      $365,590
Ratio of expenses to average net assets                        0.86%        0.87%         0.87%        0.85%         0.87%
Ratio of net investment income to average net assets           6.85%        8.15%         8.15%        7.59%         7.54%
Portfolio turnover rate                                          85%         175%          107%         209%          131%


** Net investment income has been calculated using the average shares method.

*        Commencement of operations



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------




                                                                                        GLOBAL BOND TRUST
                                                               -----------------------------------------------------------------
                                                                                     YEARS ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                   2001**       2000**        1999         1998          1997
                                                                   -----       ------        ------       ------        ------

NET  ASSET VALUE, BEGINNING OF PERIOD                             $11.42        $11.60       $13.73        $14.07        $14.97
Income from investment operations:
         Net investment income                                      0.38          0.51         0.67          0.81          0.93
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions             (0.32)        (0.33)       (1.55)         0.20         (0.57)
                                                                   -----       -------       ------       -------       -------
         Total from investment operations                           0.06          0.18        (0.88)         1.01          0.36
                                                                   -----       -------       ------       -------       -------
Less distributions:
         Dividends from net investment income                          -         (0.36)       (1.25)        (0.95)        (1.23)
         Distributions from capital gains                              -             -            -         (0.40)        (0.03)
                                                                   -----       -------       ------       -------       -------
         Total distributions                                           -         (0.36)       (1.25)        (1.35)        (1.26)
                                                                   -----       -------       ------       -------       -------
NET ASSET VALUE, END OF PERIOD                                    $11.48        $11.42       $11.60        $13.73        $14.07
                                                                  ======        ======       ======        ======        ======
         TOTAL RETURN                                              0.53%         1.68%       (6.67%)        7.61%         2.95%

Net assets, end of period (000's)                                $96,534      $116,370     $145,992      $196,990      $216,117
Ratio of expenses to average net assets                            1.02%         1.00%        0.98%         0.94%         0.93%
Ratio of net investment income to average net assets               3.29%         4.61%        4.38%         5.46%         5.87%
Portfolio turnover rate                                             527%          644%         471%          140%          160%





                                                                           TOTAL RETURN TRUST
                                                                       --------------------------------------
                                                                        YEARS ENDED DECEMBER 31,  05/01/1999*
                                                                                                       TO
                                                                          2001**       2000**      12/31/1999
                                                                         --------     --------     ----------

NET  ASSET VALUE, BEGINNING OF PERIOD                                     $13.33        $12.37       $12.50
Income from investment operations:
         Net investment income                                              0.61          0.79         0.35
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions                      0.51          0.48        (0.48)
                                                                        --------      --------     --------
         Total from investment operations                                   1.12          1.27        (0.13)
                                                                        --------      --------     --------
Less distributions:
         Dividends from net investment income                              (0.57)        (0.31)           -
                                                                        --------      --------     --------
         Total distributions                                               (0.57)        (0.31)           -
                                                                        --------      --------     --------
NET ASSET VALUE, END OF PERIOD                                            $13.88        $13.33       $12.37
                                                                        ========      ========     ========
         TOTAL RETURN                                                      8.28%        10.49%       (1.04%)+

Net assets, end of period (000's)                                       $736,472      $387,647     $240,016
Ratio of expenses to average net assets                                    0.83%        0.840%       0.835% (A)
Ratio of net investment income to average net assets                       4.52%         6.23%        5.72% (A)
Portfolio turnover rate                                                     439%          551%          95% (A)



** Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                INVESTMENT QUALITY BOND TRUST
                                                              -------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                   2001**        2000**        1999          1998          1997
                                                                   ----          ----          ----          ----          ----

NET  ASSET VALUE, BEGINNING OF PERIOD                              $11.74        $11.60       $12.46        $12.13        $11.89
Income from investment operations:
         Net investment income                                       0.74          0.79         0.81          0.62          0.77
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions               0.09          0.24        (1.02)         0.40          0.30
                                                                 --------      --------     --------      --------      --------
         Total from investment operations                            0.83          1.03        (0.21)         1.02          1.07
                                                                 --------      --------     --------      --------      --------
Less distributions:
         Dividends from net investment income                       (0.72)        (0.89)       (0.65)        (0.69)        (0.83)
                                                                 --------      --------     --------      --------      --------
         Total distributions                                        (0.72)        (0.89)       (0.65)        (0.69)        (0.83)
                                                                 --------      --------     --------      --------      --------
NET ASSET VALUE, END OF PERIOD                                     $11.85        $11.74       $11.60        $12.46        $12.13
                                                                 ========      ========     ========      ========      ========
         TOTAL RETURN                                               7.33%         9.40%       (1.79%)        8.73%         9.75%

Net assets, end of period (000's)                                $407,652      $282,725     $288,594      $312,111      $188,545
Ratio of expenses to average net assets                             0.74%         0.73%        0.77%         0.72%         0.74%
Ratio of net investment income to average net assets                6.28%         6.95%        6.79%         6.89%         7.15%
Portfolio turnover rate                                               50%           35%          36%           41%           47%





                                                                                       DIVERSIFIED BOND TRUST
                                                                 ------------------------------------------------------------------
                                                                                        YEARS ENDED DECEMBER 31,
                                                                 ------------------------------------------------------------------
                                                                     2001**        2000**        1999          1998          1997
                                                                     ----          ----          ----          ----          ----

NET  ASSET VALUE, BEGINNING OF PERIOD                                $10.47        $10.82       $11.83        $11.78        $11.64
Income from investment operations:
         Net investment income                                         0.57          0.66         0.56          0.51          0.54
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions                 0.14          0.34        (0.46)         0.69          0.67
                                                                     ------        ------        -----          -----        -----
         Total from investment operations                              0.71          1.00         0.10          1.20          1.21
                                                                     ------        ------        -----          -----        -----
Less distributions:
         Dividends from net investment income                         (0.59)        (0.58)       (0.49)        (0.55)        (0.59)
         Distributions from capital gains                                 -         (0.77)       (0.62)        (0.60)        (0.48)
                                                                     ------        ------        -----          -----        -----
         Total distributions                                          (0.59)        (1.35)       (1.11)        (1.15)        (1.07)
                                                                     ------        ------        -----          -----        -----
NET ASSET VALUE, END OF PERIOD                                       $10.59        $10.47       $10.82        $11.83        $11.78
                                                                     ======        ======       ======        ======        ======
         TOTAL RETURN                                                 7.09%        10.32%        0.72%        10.68%        11.44%

Net assets, end of period (000's)                                  $286,742      $212,462     $218,868      $196,800      $204,348
Ratio of expenses to average net assets                               0.82%         0.81%        0.84%         0.89%         0.89%
Ratio of net investment income to average net assets                  5.40%         6.50%        5.18%         4.03%         4.39%
Portfolio turnover rate                                                140%           76%         173%          125%           86%

** Net investment income has been calculated using the average shares method.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                           U.S. GOVERNMENT SECURITIES TRUST
                                                       ----------------------------------------------------------------------

                                                                                YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------
                                                           2001**        2000**         1999         1998             1997
                                                       ----------------------------------------------------------------------

NET  ASSET VALUE, BEGINNING OF PERIOD                      $13.57         $13.24         $13.82         $13.50         $13.32
Income from investment operations:
         Net investment income                               0.69           0.85           0.74           0.79           0.75
         Net realized and unrealized
         gain (loss) on investments                          0.23           0.50          (0.77)          0.18           0.31
                                                       ----------     ----------     ----------     ----------     ----------
         Total from investment operations                    0.92           1.35          (0.03)          0.97           1.06
                                                       ----------     ----------     ----------     ----------     ----------
Less distributions:
         Dividends from net investment income               (0.77)         (1.02)         (0.55)         (0.65)         (0.88)
                                                       ----------     ----------     ----------     ----------     ----------
         Total distributions                                (0.77)         (1.02)         (0.55)         (0.65)         (0.88)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $13.72         $13.57         $13.24         $13.82         $13.50
                                                       ==========     ==========     ==========     ==========     ==========
         TOTAL RETURN                                        7.03%         10.87%         (0.23%)         7.49%          8.47%

Net assets, end of period (000's)                        $558,392       $333,163       $363,269       $363,615       $251,277
Ratio of expenses to average net assets                      0.71%          0.72%          0.72%          0.72%          0.72%
Ratio of net investment income to average net assets         5.10%          6.56%          6.03%          5.92%          6.27%
Portfolio turnover rate                                        41%            58%            40%           287%           110%








                                                                                 MONEY MARKET TRUST
                                                       ----------------------------------------------------------------------

                                                                                YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------
                                                           2001**        2000**         1999         1998             1997
                                                       ----------------------------------------------------------------------

NET  ASSET VALUE, BEGINNING OF PERIOD                      $10.00         $10.00         $10.00         $10.00         $10.00
Income from investment operations:
         Net investment income                               0.34           0.57           0.45           0.50           0.50
                                                         --------       --------       --------       --------       --------
         Total from investment operations                    0.34           0.57           0.45           0.50           0.50
                                                         --------       --------       --------       --------       --------
Less distributions:
         Dividends from net investment income               (0.34)         (0.57)         (0.45)         (0.50)         (0.50)
                                                         --------       --------       --------       --------       --------
         Total distributions                                (0.34)         (0.57)         (0.45)         (0.50)         (0.50)
                                                         --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                             $10.00         $10.00         $10.00         $10.00         $10.00
                                                         ========       ========       ========       ========       ========
         TOTAL RETURN                                        3.59%          5.88%          4.60%          5.03%          5.15%

Net assets, end of period (000's)                        $1,484,694     $950,155       $1,084,859     $609,837       $439,714
Ratio of expenses to average net assets                      0.55%          0.54%          0.55%          0.55%          0.54%
Ratio of net investment income to average net assets         3.38%          5.71%          4.54%          4.94%          5.03%


** Net investment income has been calculated using the average shares method.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                        SMALL CAP INDEX TRUST
                                                                      ---------------------------

                                                                      YEAR ENDED      5/1/2000*
                                                                     DECEMBER 31,        TO
                                                                       2001**         12/31/2000**
                                                                     ----------       ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                    $11.29           $12.50
Income from investment operations:
         Net investment income                                             0.20             0.46
         Net realized and unrealized loss on
         investments and foreign currency transactions                    (0.03)           (1.26)
                                                                     ----------       ----------
         Total from investment operations                                  0.17            (0.80)
                                                                     ----------       ----------
Less distributions:
         Dividends from net investment income                             (0.18)           (0.41)
                                                                     ----------       ----------
         Total distributions                                              (0.18)           (0.41)
                                                                     ----------       ----------
NET ASSET VALUE, END OF PERIOD                                           $11.28           $11.29
                                                                     ==========       ==========
          TOTAL RETURN (B)                                                 1.50%           (6.38%)+

Net assets, end of period (000's)                                       $50,280          $34,825
Ratio of expenses to average net assets                                    0.60%            0.65%(A)
Ratio of expenses to average net assets after expense reductions           0.60%            0.60%(A)
Ratio of net investment income to average net assets                       1.87%            5.63%(A)
Portfolio turnover rate                                                      32%               1%(A)

                                                                      INTERNATIONAL INDEX TRUST
                                                                      ---------------------------

                                                                      YEAR ENDED      5/1/2000*
                                                                     DECEMBER 31,        TO
                                                                       2001**         12/31/2000**
                                                                     ----------       ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                    $11.11           $12.50
Income from investment operations:
         Net investment income                                             0.12             0.09
         Net realized and unrealized loss on
         investments and foreign currency transactions                    (2.61)           (1.32)
                                                                     ----------       ----------
         Total from investment operations                                 (2.49)           (1.23)
                                                                     ----------       ----------
Less distributions:
         Dividends from net investment income                             (0.10)           (0.16)
                                                                     ----------       ----------
         Total distributions                                              (0.10)           (0.16)
                                                                     ----------       ----------
NET ASSET VALUE, END OF PERIOD                                            $8.52           $11.11
                                                                     ==========       ==========
          TOTAL RETURN (B)                                               (22.41%)          (9.84%)+
Net assets, end of period (000's)                                        $49,673          $49,180

Ratio of expenses to average net assets                                    0.62%             0.65% (A)

Ratio of expenses to average net assets after expense reductions           0.60%             0.60% (A)

Ratio of net investment income to average net assets                       1.25%             1.17% (A)

Portfolio turnover rate                                                      12%                8% (A)


**    Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended 2001 and the period ended December 31, 2000 would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                        MID CAP INDEX TRUST
                                                                     ---------------------------

                                                                      YEAR ENDED      5/1/2000*
                                                                     DECEMBER 31,        TO
                                                                       2001**         12/31/2000**
                                                                     ----------       ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                    $13.11           $12.50
Income from investment operations:
         Net investment income                                             0.11             0.10
         Net realized and unrealized loss on
         investments and foreign currency transactions                    (0.32)            0.77
                                                                     ----------       ----------
         Total from investment operations                                 (0.21)            0.87
                                                                     ----------       ----------
Less distributions:
         Dividends from net investment income                             (0.08)           (0.08)
         Distributions from capital gains                                    --            (0.18)
                                                                     ----------       ----------
         Total distributions                                              (0.08)           (0.26)
                                                                     ----------       ----------
NET ASSET VALUE, END OF PERIOD                                           $12.82           $13.11
                                                                     ==========       ==========
          TOTAL RETURN (B)                                                (1.73%)           7.15% +

Net assets, end of period (000's)                                       $58,197          $32,007
Ratio of expenses to average net assets                                    0.60%            0.69% (A)
Ratio of expenses to average net assets after expense reductions           0.60%            0.60% (A)
Ratio of net investment income to average net assets                       0.85%            1.17% (A)
Portfolio turnover rate                                                      19%              49% (A)



                                                                         TOTAL STOCK MARKET
                                                                            INDEX TRUST
                                                                     ---------------------------

                                                                      YEAR ENDED      5/1/2000*
                                                                     DECEMBER 31,        TO
                                                                       2001**         12/31/2000**
                                                                     ----------       ----------

NET  ASSET VALUE, BEGINNING OF PERIOD                                       $11.14       $12.50
Income from investment operations:
         Net investment income                                                0.09         0.08
         Net realized and unrealized loss on
         investments and foreign currency transactions                       (1.36)       (1.33)
                                                                     ------------   ----------
         Total from investment operations                                    (1.27)       (1.25)
                                                                     ------------   ----------
Less distributions:
         Dividends from net investment income                                (0.08)       (0.06)
         Distributions from capital gains                                        -        (0.05)
                                                                     ------------   ----------
         Total distributions                                                 (0.08)       (0.11)
                                                                     ------------   ----------
NET ASSET VALUE, END OF PERIOD                                               $9.79       $11.14
                                                                      ==============   =========
          TOTAL RETURN (C)                                                 (11.41%)     (10.04%)+

Net assets, end of period (000's)                                          $73,657      $56,390
Ratio of expenses to average net assets                                      0.59%        0.62% (A)
Ratio of expenses to average net assets after expense reductions             0.59%        0.60% (A)
Ratio of net investment income to average net assets                         0.93%        0.93% (A)
Portfolio turnover rate                                                         5%          16% (A)


**    Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended 2001 and the period ended December 31, 2000 would have been lower, had operating expenses not been reduced.

(C) The total return for the period ended December 31, 2000 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------



                                                                    500 INDEX TRUST
                                                              --------------------------

                                                              YEAR ENDED      5/1/2000*
                                                             DECEMBER 31,        TO
                                                               2001**         12/31/2000**
                                                             ----------       ----------

NET  ASSET VALUE, BEGINNING OF PERIOD                           $11.28            $12.50
Income from investment operations:
         Net investment income                                    0.09              0.09
         Net realized and unrealized loss on
         investments and foreign currency transactions           (1.48)            (1.29)
                                                           -----------       -----------
         Total from investment operations                        (1.39)            (1.20)
                                                           -----------       -----------
Less distributions:
         Dividends from net investment income                    (0.08)            (0.02)
                                                           -----------       -----------
         Total distributions                                     (0.08)            (0.02)
                                                           -----------       -----------
NET ASSET VALUE, END OF PERIOD                                   $9.81            $11.28
                                                           ===========       ===========
          TOTAL RETURN                                          (12.37%)           (9.57%)+

Net assets, end of period (000's)                             $772,559          $680,264
Ratio of expenses to average net assets                           0.57%             0.55% (A)
Ratio of net investment income to average net assets              0.84%             1.08% (A)
Portfolio turnover rate                                              1%                6% (A)


                                                                              LIFESTYLE AGGRESSIVE 1000 TRUST
                                                         ----------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31,                        01/07/1997*
                                                                                                                        TO
                                                            2001**         2000**         1999          1998         12/31/1997
                                                         ----------     ----------     ----------     ----------     ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                        $13.09         $14.54         $13.39         $13.47         $12.50
Income from investment operations:
         Net investment income                                 0.04           0.05           0.08           0.07           0.05
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions        (1.84)         (0.78)          1.77           0.62           1.26
                                                         ----------     ----------     ----------     ----------     ----------
         Total from investment operations                     (1.80)         (0.73)          1.85           0.69           1.31
                                                         ----------     ----------     ----------     ----------     ----------
Less distributions:
         Dividends from net investment income                 (0.04)         (0.05)         (0.08)         (0.07)         (0.05)
         Distributions from capital gains                     (0.53)         (0.67)         (0.62)         (0.70)         (0.29)
         Return of capital                                    (0.38)            --             --             --             --
                                                         ----------     ----------     ----------     ----------     ----------
         Total distributions                                  (0.95)         (0.72)         (0.70)         (0.77)         (0.34)
                                                         ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                               $10.34         $13.09         $14.54         $13.39         $13.47
                                                         ==========     ==========     ==========     ==========     ==========
         TOTAL RETURN (B)                                    (13.67%)        (5.11%)        14.61%          4.86%        10.89% +

Net assets, end of period (000's)                          $187,473       $148,693        $93,073        $80,525        $49,105
Ratio of expenses to average net assets                        0.10%         0.075%          0.03%          0.02%         0.03% (A)
Ratio of expenses to average net assets after
  expense reductions                                          0.075%          0.05%          0.03%          0.02%         0.03% (A)
Ratio of net investment income to average net assets           0.29%          0.33%          0.64%          0.48%         1.29% (A)
Portfolio turnover rate                                          82%           104%           136%            59%           67% (A)

** Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended 2001, 2000, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                               LIFESTYLE GROWTH 820 TRUST
                                                         ----------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,                        01/07/1997*
                                                                                                                        TO
                                                            2001**         2000**         1999          1998         12/31/1997
                                                         ----------     ----------     ----------     ----------     ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                        $13.59         $15.18         $13.78         $13.77         $12.50
Income from investment operations:
         Net investment income                                 0.18           0.13           0.23           0.24           0.30
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions        (1.43)         (0.57)          1.94           0.63           1.38
                                                         ----------     ----------     ----------     ----------     ----------
         Total from investment operations                     (1.25)         (0.44)          2.17           0.87           1.68
                                                         ----------     ----------     ----------     ----------     ----------
Less distributions:
         Dividends from net investment income                 (0.18)         (0.13)         (0.23)         (0.24)         (0.30)
         Distributions from capital gains                     (0.59)         (1.02)         (0.54)         (0.62)         (0.11)
         Return of capital                                    (0.32)            --             --             --             --
                                                         ----------     ----------     ----------     ----------     ----------
         Total distributions                                  (1.09)         (1.15)         (0.77)         (0.86)         (0.41)
                                                         ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                               $11.25         $13.59         $15.18         $13.78         $13.77
                                                         ==========     ==========     ==========     ==========     ==========
         TOTAL RETURN (B)                                     (8.97%)        (3.05%)        16.56%          6.20%      13.84% +

Net assets, end of period (000's)                          $726,548       $545,106       $414,257       $380,309       $217,158

Ratio of expenses to average net assets                        0.09%          0.06%          0.04%          0.02%     0.03% (A)

Ratio of expenses to average net assets after
  expense reductions                                          0.075%          0.05%          0.04%          0.02%     0.03% (A)

Ratio of net investment income to average net assets           1.33%          0.94%          1.73%          1.74%     2.44% (A)

Portfolio turnover rate                                          84%           102%           127%            49%       51% (A)





                                                                             LIFESTYLE BALANCED 640 TRUST
                                                         ----------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,                      01/07/1997*
                                                                                                                        TO
                                                            2001**         2000**         1999          1998         12/31/1997
                                                         ----------     ----------     ----------     ----------     ----------

NET  ASSET VALUE, BEGINNING OF PERIOD                        $13.53         $14.24         $13.49         $13.56         $12.50
Income from investment operations:
         Net investment income                                 0.35           0.26           0.39           0.31           0.50
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions        (1.02)          0.06           1.20           0.47           1.19
                                                         ----------     ----------     ----------     ----------     ----------
         Total from investment operations                     (0.67)          0.32           1.59           0.78           1.69
                                                         ----------     ----------     ----------     ----------     ----------
Less distributions:
         Dividends from net investment income                 (0.35)         (0.26)         (0.39)         (0.31)         (0.50)
         Distributions from capital gains                     (0.69)         (0.77)         (0.45)         (0.54)         (0.13)
                                                         ----------     ----------     ----------     ----------     ----------
         Total distributions                                  (1.04)         (1.03)         (0.84)         (0.85)         (0.63)
                                                         ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                               $11.82         $13.53         $14.24         $13.49         $13.56
                                                         ==========     ==========     ==========     ==========     ==========
         TOTAL RETURN (B)                                     (4.71%)         2.45%         12.42%          5.72%         14.11% +

Net assets, end of period (000's)                          $745,215       $545,718       $416,706       $377,531        186,653

Ratio of expenses to average net assets                        0.09%          0.06%          0.03%          0.02%          0.03% (A)

Ratio of expenses to average net assets after
 expense reductions                                           0.075%          0.05%          0.03%          0.02%          0.03% (A)

Ratio of net investment income to average net assets           2.47%          1.87%          2.93%          2.21%          3.24% (A)

Portfolio turnover rate                                          71%            85%           126%            52%            44% (A)

**    Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended 2001, 2000, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                          LIFESTYLE MODERATE 460 TRUST
                                                         ----------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,                      01/07/1997*
                                                                                                                        TO
                                                            2001**         2000**         1999          1998         12/31/1997
                                                         ----------     ----------     ----------     ----------     ----------

NET  ASSET VALUE, BEGINNING OF PERIOD                        $13.01         $14.13         $13.91         $13.35         $12.50
Income from investment operations:
         Net investment income                                 0.45           0.58           0.41           0.45           0.65
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions        (0.61)         (0.07)          0.65           0.84           0.98
                                                         ----------     ----------     ----------     ----------     ----------
         Total from investment operations                     (0.16)          0.51           1.06           1.29           1.63
                                                         ----------     ----------     ----------     ----------     ----------
Less distributions:
         Dividends from net investment income                 (0.45)         (0.58)         (0.41)         (0.45)         (0.65)
         Distributions from capital gains                     (0.10)         (1.05)         (0.43)         (0.28)         (0.13)
         Return of capital                                    (0.19)            --             --             --             --
                                                         ----------     ----------     ----------     ----------     ----------
         Total distributions                                  (0.74)         (1.63)         (0.84)         (0.73)         (0.78)
                                                         ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                               $12.11         $13.01         $14.13         $13.91         $13.35
                                                         ==========     ==========     ==========     ==========     ==========
         TOTAL RETURN (B)                                     (1.09%)         4.26%          7.89%          9.76%         13.70% +

Net assets, end of period (000's)                          $245,499       $182,038       $167,500       $138,128        $52,746

Ratio of expenses to average net assets                        0.10%         0.075%          0.04%          0.05%          0.03% (A)

Ratio of expenses to average net assets after
  expense reductions                                          0.075%          0.05%          0.04%          0.05%          0.03% (A)

Ratio of net investment income to average net assets           3.23%          4.37%          2.92%          3.03%          3.91% (A)

Portfolio turnover rate                                          84%            86%           109%            45%            39% (A)





                                                                           LIFESTYLE CONSERVATIVE 280 TRUST
                                                         ----------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,                      01/07/1997*
                                                                                                                        TO
                                                            2001**         2000**         1999          1998         12/31/1997
                                                         ----------     ----------     ----------     ----------     ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                        $13.17         $13.15         $13.53         $13.01         $12.50
Income from investment operations:
         Net investment income                                 0.55           0.51           0.60           0.50           0.76
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions        (0.14)          0.41          (0.05)          0.79           0.67
                                                         ----------     ----------     ----------     ----------     ----------
         Total from investment operations                      0.41           0.92           0.55           1.29           1.43
                                                         ----------     ----------     ----------     ----------     ----------
Less distributions:
         Dividends from net investment income                 (0.55)         (0.51)         (0.60)         (0.50)         (0.76)
         Distributions from capital gains                     (0.09)         (0.39)         (0.33)         (0.27)         (0.16)
                                                         ----------     ----------     ----------     ----------     ----------
         Total distributions                                  (0.64)         (0.90)         (0.93)         (0.77)         (0.92)
                                                         ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                               $12.94         $13.17         $13.15         $13.53         $13.01
                                                         ==========     ==========     ==========     ==========     ==========
         TOTAL RETURN (B)                                      3.30%          7.62%          4.21%         10.20%      12.15% +

Net assets, end of period (000's)                          $174,041       $105,627       $106,435        $78,404        $19,750

Ratio of expenses to average net assets                        0.10%          0.08%          0.03%          0.03%     0.03% (A)

Ratio of expenses to average net assets after
  expense reductions                                          0.075%          0.05%          0.03%          0.03%     0.03% (A)

Ratio of net investment income to average net assets           3.82%          4.00%          4.40%          2.98%     3.95% (A)

Portfolio turnover rate                                          38%            53%            93%            32%       38% (A)

** Net investment income has been calculated using the average shares method.

*       Commencement of operations

+       Not Annualized

(A)    Annualized

(B) The total return for the year ended 2001, 2000, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

INTERNET TECHNOLOGIES TRUST

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----

COMMON STOCK - 85.28%
ADVERTISING - 0.45%
TMP Worldwide, Inc. * (a)                                                                           4,700         $201,630
                                                                                                              ------------

BUSINESS SERVICES - 1.16%
Cross Media Marketing Corp. *                                                                       3,734           33,606
DiamondCluster International, Inc., Class A                                                        19,300          252,830
Travelocity.com, Inc. *                                                                             8,300          238,293
                                                                                                              ------------
                                                                                                                   524,729
CABLE AND TELEVISION - 0.83%
Charter Communications, Inc., Class A * (a)                                                        22,700          372,961
                                                                                                              ------------

COMPUTERS & BUSINESS EQUIPMENT - 11.18%
Brocade Communications Systems, Inc. *                                                             16,500          546,480
Cisco Systems, Inc. *                                                                             130,000        2,354,300
Dell Computer Corp. *                                                                              36,300          986,634
EMC Corp.                                                                                          71,700          963,648
Sun Microsystems, Inc.                                                                             15,900          195,570
                                                                                                              ------------
                                                                                                                 5,046,632
FINANCIAL SERVICES - 4.81%
E*TRADE Group, Inc. * (a)                                                                          61,000          625,250
Charles Schwab Corp. *                                                                            100,000        1,547,000
                                                                                                              ------------
                                                                                                                 2,172,250
INTERNET CONTENT - 13.42%
CNET Networks, Inc. * (a)                                                                         101,600          911,352
DoubleClick, Inc.                                                                                 200,000        2,268,000
Equinix, Inc. *                                                                                    40,300          116,870
InfoSpace, Inc. *                                                                                 239,000          489,950
Multex.com, Inc. (a)                                                                               33,100          148,950
SportsLine.com, Inc. * (a)                                                                         33,000           96,360
Vicinity Corp. *                                                                                   56,400          102,084
Yahoo!, Inc. (a)                                                                                  108,350        1,922,129
                                                                                                              ------------
                                                                                                                 6,055,695
INTERNET RETAIL - 4.34%
1-800-Flowers.com, Inc.                                                                             4,200           65,520
eBay, Inc.                                                                                         28,300        1,893,270
                                                                                                              ------------
                                                                                                                 1,958,790
INTERNET SERVICE PROVIDER - 8.21%
Check Point Software Technologies, Ltd. (a)                                                        50,500        2,014,445
HomeStore.com, Inc. (a)                                                                            59,100          148,932
Overture Service, Inc.                                                                             36,000        1,275,480
Register.com, Inc. *                                                                                7,500           86,250
Ticketmaster, Class B *                                                                            11,000          180,290
                                                                                                              ------------
                                                                                                                 3,705,397
INTERNET SOFTWARE - 9.75%
Digex, Inc., Class A *                                                                             27,600           82,524
Genuity, Inc., Class A *                                                                           64,000          101,120
Inktomi Corp. *                                                                                    78,200          524,722
Internet Security Systems, Inc. *                                                                  27,100          868,826
TIBCO Software, Inc. *                                                                             48,700          727,091
Tumbleweed Communications Corp. * (a)                                                              19,000          112,860
VeriSign, Inc. * (a)                                                                               49,600        1,886,784
WebEx Communications, Inc.                                                                          3,900           96,915
                                                                                                              ------------
                                                                                                                 4,400,842
LEISURE TIME - 4.67%
AOL Time Warner, Inc. *                                                                            65,700        2,108,970
                                                                                                              ------------

SEMICONDUCTORS - 1.21%
Applied Micro Circuits Corp. *                                                                     17,600          199,232
Broadcom Corp., Class A *                                                                           8,500          347,395
                                                                                                              ------------
                                                                                                                   546,627
SOFTWARE - 19.37%
Intertrust Technologies Corp. *                                                                    21,200          $26,076
Intuit, Inc. *                                                                                     40,900        1,749,702
Micromuse, Inc. *                                                                                  69,700        1,045,500
Microsoft Corp.                                                                                    29,000        1,921,250
Oracle Corp. *                                                                                    133,700        1,846,397
VERITAS Software Corp. *                                                                           48,000        2,151,840
                                                                                                              ------------
                                                                                                                 8,740,765
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.78%
Comverse Technology, Inc. *                                                                         5,150          115,206
Gilat Satellite Networks, Ltd.                                                                     29,900          163,852
QUALCOMM, Inc. *                                                                                   10,400          525,200
                                                                                                                   804,258
TELEPHONE - 2.45%
AT&T Corp. *                                                                                       29,200          529,688
Qwest Communications International, Inc. *                                                         40,900          577,917
                                                                                                              ------------
                                                                                                                 1,107,605
TRAVEL SERVICES - 1.65%
Expedia, Inc., Class A *                                                                           13,000          527,930
Hotel Reservations Network, Inc., Class A *                                                         4,700          216,200
                                                                                                              ------------
                                                                                                                   744,130
TOTAL COMMON STOCK
(Cost:$58,964,707)                                                                                             $38,491,281
                                                                                                              ------------

                                                                                               PRINCIPAL
                                                                                                AMOUNT             VALUE
                                                                                                ------             -----

SHORT TERM INVESTMENTS - 8.79%
Navigator Securities Lending Trust, 2.25%                                                      $3,965,425       $3,965,425
                                                                                                              ------------


REPURCHASE AGREEMENTS - 5.93%
Repurchase Agreement with State Street Corp.,
   dated 12/31/2001 at 0.85%, to be repurchased
   at $2,677,126 on 01/02/2002, collateralized
   by $2,600,000 U.S. Treasury Notes, 6.38% due
   08/15/2002 (valued at $2,734,061, including
   interest)                                                                                   $2,677,000       $2,677,000
                                                                                                              ------------

TOTAL INVESTMENTS
(INTERNET TECHNOLOGIES TRUST)
(Cost: $65,607,132)                                                                                            $45,133,706
                                                                                                              ============

PACIFIC RIM EMERGING MARKETS TRUST

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
COMMON STOCK - 94.20%
AUSTRALIA - 3.63%
Aristocrat Leisure, Ltd. *                                                                         23,500          $79,388
Australia & New Zealand Bank Group                                                                 19,000          173,195
BHP, Ltd.                                                                                          34,302          184,354
CSR, Ltd.                                                                                          65,000          225,905
David Jones, Ltd.                                                                                  70,000           42,279
John Fairfax Holdings, Ltd.                                                                        41,000           80,649
Lend Lease Corp.                                                                                   12,000           80,156
Mayne Nickless, Ltd.                                                                               38,708          136,311
National Australia Bank, Ltd.                                                                      18,500          301,690
News Corp., Ltd. *                                                                                 21,500          171,917
Novus Petroleum PLC                                                                                66,000           60,470
Oil Search, Ltd.                                                                                   55,000           34,345
Rio Tinto, Ltd. - AUD * (a)                                                                         8,000          152,351
Santos, Ltd. *                                                                                     24,000           76,163
Westpac Banking Corp., Ltd.                                                                        28,000          225,797


    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
AUSTRALIA - CONTINUED
WMC, Ltd. *                                                                                        30,600         $149,938
                                                                                                              ------------
                                                                                                                 2,174,908
BERMUDA - 0.31%
Clear Media, Ltd. *                                                                                26,000           19,005
Guoco Group *                                                                                       8,931           49,364
 HKCB Bank Holding  Company, Ltd.*                                                                426,000          117,457
                                                                                                              ------------
                                                                                                                   185,826
CHINA - 0.49%
Beijing Datang Power Generation Company, Ltd.,
   Class H                                                                                        252,000           79,985
Beijing North Star Company, Ltd., Class H *                                                       248,000           44,526
PetroChina Company, Ltd., Class H *                                                               760,000          134,500
Yanzhou Coal Mining Company, Ltd.,
  Class H *                                                                                        40,000           12,696
Zhejiang Expressway Company, Ltd., Class H                                                         64,000           15,758
Zhejiang Glass Company. Ltd., Class H                                                              24,000            8,772
                                                                                                              ------------
                                                                                                                   296,237
HONG KONG - 17.14%
Amoy Properties, Ltd. * (a)                                                                        94,000           97,644
ASM Pacific Technology, Ltd.                                                                       15,000           29,528
Bank of East Asia *                                                                                69,000          148,658
Beijing Enterprise Holdings, Ltd. *                                                                26,000           31,843
Cheung Kong Holdings, Ltd.                                                                        133,000        1,381,552
Cheung Kong Infrastructure Holdings, Ltd. (a)                                                       9,000           14,023
China Everbright Holdings Company, Ltd. *                                                          78,000           58,517
China Merchants Holdings International Company,
   Ltd. * (a)                                                                                     158,000          101,311
China Mobile (Hong Kong), Ltd.                                                                    367,500        1,293,690
China Resources Enterprises, Ltd.                                                                  18,000           16,736
China Unicom, Ltd. *                                                                               76,000           83,819
Citic Pacific, Ltd.                                                                                56,000          124,600
CLP Holdings, Ltd.                                                                                106,200          405,175
Cofco International, Ltd. *                                                                       338,000           66,753
Cosco Pacific, Ltd. *                                                                             114,000           58,844
Denway Motors, Ltd.                                                                                38,000           11,818
Hang Seng Bank, Ltd. * (a)                                                                         68,400          752,178
Henderson Land Development *                                                                       75,000          341,445
Hong Kong & China Gas Company, Ltd. *                                                              57,000           70,174
Hong Kong Electric Holdings, Ltd. *                                                                17,000           63,223
Hong Kong Exchanges & Clearing, Ltd.                                                               74,000          112,456
Huaneng Power International, Inc., Class H                                                        144,000           86,794
Hutchison Whampoa, Ltd. *                                                                         229,000        2,217,242
Hysan Development Company, Ltd.                                                                    54,000           54,362
Johnson Electronic Holdings, Ltd.                                                                 171,000          179,821
Legend Holdings, Ltd.                                                                              38,000           19,371
Li & Fung, Ltd. *                                                                                  68,000           76,304
MTR Corp.                                                                                         112,000          146,504
Pacific Century CyberWorks, Ltd. (a)                                                              958,804          264,362
Shanghai Industrial Holdings                                                                       48,000           88,025
Sun Hung Kai Properties, Ltd. *                                                                   120,000          969,510
Swire Pacific, Ltd., Class A                                                                       62,000          337,918
Television Broadcast, Ltd.                                                                         28,000          121,368
Tom.Com, Ltd.                                                                                     110,000           53,958
The Wharf (Holdings), Ltd.                                                                        160,000          390,882
                                                                                                              ------------
                                                                                                                10,270,408
JAPAN - 33.23%
Amada Company, Ltd. * (a)                                                                          90,000          357,225
Asahi Glass Company *                                                                              47,000          278,032
Asahi National Broadcasting Company, Ltd.                                                             240          415,846
Canon, Inc.                                                                                        17,000          585,222
Chuo Trust & Banking (a)                                                                           50,000           49,614
Credit Saison Company, Ltd. (a)                                                                    19,000          369,819
Dainippon Ink & Chemicals, Inc.                                                                   174,000          248,363


JAPAN - CONTINUED

Daiwa Securities Group, Inc. * (a)                                                                 65,000         $341,844
Hino Motors, Ltd. *                                                                               106,000          352,767
Hitachi, Ltd. *                                                                                    66,000          483,627
Hosiden Corp. * (a)                                                                                32,000          567,896
Hoya Corp.                                                                                          7,000          418,365
Ito-Yokado Company, Ltd. *                                                                         14,000          632,623
Japan Medical Dynamic Marketing, Inc.                                                              18,400          404,488
JSR Corp.                                                                                          70,000          469,659
Kuraray Company (a)                                                                                77,000          491,940
Kyorin Pharmaceuticals Company, Ltd.                                                               38,000          986,184
Marui Company, Ltd.                                                                                61,000          721,701
Mitsubishi Corp. * (a)                                                                            123,000          798,970
Mitsubishi Estate Company, Ltd. *                                                                 105,000          768,605
Mitsui Fudosan Company (a)                                                                         50,000          381,650
Mitsui Marine & Fire Insurance
   Company, Ltd. (a)                                                                              125,000          586,787
Mizuho Holdings, Inc. (a)                                                                             105          213,991
Mori Seiki Company                                                                                 26,000          155,790
Nikko Cordial Corp.                                                                                54,000          241,127
Nippon Sanso Corp.                                                                                262,000          673,949
Nippon Steel Corp. (a)                                                                            209,000          301,511
Nippon Telegraph & Telephone Corp.                                                                     50          162,965
Nissan Motor Company                                                                               80,000          424,395
NTT DoCoMo, Inc.                                                                                       39          458,438
Obayashi Corp.                                                                                     54,000          153,332
Orix Corp. (a)                                                                                      4,500          403,252
Rengo Company, Ltd.                                                                               159,000          331,326
Sankei Building *                                                                                  30,000           79,002
Shohkoh Fund & Company, Ltd. *                                                                      3,000          238,150
Sony Corp. * (a)                                                                                   11,000          502,939
Sumitomo Bakelite Company, Ltd.                                                                    74,000          452,439
Sumitomo Bank, Ltd. *                                                                              24,000          101,672
Sumitomo Heavy Industries, Ltd. *                                                                 279,000          149,073
Sumitomo Trust & Banking Company *                                                                 20,000           81,215
Suruga Bank                                                                                        18,000           84,772
Tabuchi Electric Company, Ltd.                                                                     34,000           28,547
Taiyo Yuden Company *                                                                              19,000          287,879
Takeda Chemical Industries, Ltd.                                                                   19,542          884,544
Teijin, Ltd.                                                                                      112,000          430,013
The Asahi Bank, Ltd.                                                                               31,000           19,403
THK Company, Ltd. * (a)                                                                            18,000          262,697
Tokyo Electron, Ltd. *                                                                             10,500          515,342
Tokyo Seimitsu Company, Ltd.                                                                        8,000          271,735
Toyota Industries Corp.                                                                            30,000          437,371
Wacoal Corp.                                                                                       48,000          382,505
Wowow,  Inc. *                                                                                         31           70,750
Yasuda Fire & Marine Insurance * (a)                                                               70,000          400,733
                                                                                                              ------------
                                                                                                                19,912,084
SOUTH KOREA - 18.75%

Cheil Communications, Inc.                                                                          1,600          165,074
Good Morning Securities Company *                                                                  52,500          231,104
Hana Bank                                                                                          18,720          241,779
Hyundai Motor Company                                                                              29,000          596,179
Kia Motors Corp.                                                                                   37,500          253,917
Kookmin Bank *                                                                                     34,954        1,330,309
Korea Electric Power Corp., ADR *                                                                  15,000          248,758
Korea Telecom Corp., ADR * (a)                                                                     13,130          266,933
LG Electronics, Inc.                                                                               13,000          246,389
Pacific Corp.                                                                                       2,000          201,758
Pohang Iron & Steel Company, Ltd., ADR                                                              8,000          745,892
Samsung Electro Mechanics *                                                                         9,500          317,998
Samsung Electronics Company, Ltd., GDR *                                                           13,100        2,793,198
Samsung Fire & Marine Insurance Company, Ltd.                                                      17,500          748,949

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
SOUTH KOREA - CONTINUED

Samsung Heavy Industries Company, Ltd.                                                             50,000         $143,485
Samsung SDI Company, Ltd.                                                                           5,500          243,791
Samsung Securities Company *                                                                       10,500          383,970
Shinhan Financial Group Company, Ltd. *                                                            23,000          308,483
Shinsegae Department Store Company *                                                                7,000          743,600
SK Telecom Company, Ltd., ADR *                                                                     5,000        1,024,073
                                                                                                              ------------
                                                                                                                11,235,639
MALAYSIA - 0.39%
British American Tobacco Malaysia Berhad                                                            5,000           48,684
Gamuda Berhad                                                                                      12,000           14,274
Genting Berhad                                                                                     21,000           58,027
Malayan Bank Berhad *                                                                              28,500           62,250
Petronas Gas Berhad *                                                                              12,000           23,684
Public Bank Berhad *                                                                               40,000           28,105
                                                                                                              ------------
                                                                                                                   235,024
PHILIPPINES - 0.15%
Manila Electric Company, Class B *                                                                 58,080           33,205
Philippine Long Distance Telephone
   Company, ADR * (a)                                                                               6,580           54,219
                                                                                                              ------------
                                                                                                                    87,424
SINGAPORE - 4.25%
CapitaLand, Ltd. *                                                                                 67,000           67,853
City Developments, Ltd.                                                                            31,600          103,536
DBS Group Holdings, Ltd.                                                                           52,000          388,627
Keppel Corp.                                                                                       40,000           61,522
Overseas-Chinese Banking Corp., Ltd. *                                                             45,000          268,075
Singapore Airlines, Ltd.                                                                           64,800          386,028
Singapore Exchange, Ltd. *                                                                        130,000           87,300
Singapore Finance, Ltd.                                                                           101,442           95,591
Singapore Press Holdings, Ltd.                                                                     15,600          184,175
Singapore Technologies Engineering, Ltd. *                                                        157,000          199,810
Singapore Telecommunications, Ltd.                                                                180,000          171,568
United Overseas Bank                                                                               66,208          455,371
Venture Manufacturing (Singapore), Ltd.                                                            11,000           79,231
                                                                                                              ------------
                                                                                                                 2,548,687
TAIWAN - 11.60%
Acer Communications & Multimedia, Inc.                                                             60,000           85,837
Acer Display Technology, Inc.                                                                     133,000          142,323
Acer, Inc., GDR*                                                                                  110,122           61,126
Advanced Semiconductor Engineering, Inc.                                                          140,400          130,558
Asustek Computer Company                                                                          103,750          454,185
Bank Sinopac *                                                                                    138,600           57,899
Cathay Financial Holdings Company *                                                                77,051          125,663
China Development Financial Holding Corp. *                                                       608,500          409,149
China Steel Corp. *                                                                               525,300          205,160
Chinatrust Commercial Bank                                                                        763,696          458,873
Compal Electronics, Inc. *                                                                        106,750          135,003
Delta Electronics, Inc.                                                                            56,350           97,544
Elan Microelectronics Corp.                                                                        39,000           48,206
Evergreen Marine Corp.                                                                             89,760           32,360
Far Eastern Department Stores, Ltd. *                                                              54,000           10,197
Far Eastern Textile, Ltd., GDR *                                                                  148,792           55,345
Formosa Chemicals & Fibre Corp.                                                                   140,400           94,403
Formosa Plastic Corp.                                                                             426,800          391,997
Fubon Group Company, Ltd. *                                                                        62,745           54,576
Hon Hai Precision Industry Company, Ltd. *                                                         90,000          412,017
Macronix International Company                                                                     15,000           11,545
MediaTek, Inc. *                                                                                    5,600           94,215
Pacific Construction Company, Ltd. *                                                               50,000            5,164
Pou Chen Corp. *                                                                                   55,082           45,547
President Chain Store Corp. *                                                                      93,000          196,910
Procomp Informatics Company, Ltd.                                                                  33,000           62,318
Quanta Computer, Inc.                                                                             107,500          350,644


TAIWAN - CONTINUED
Taiwan Semiconductor Manufacturing
    Company, Ltd.                                                                                 643,800       $1,611,802
Teco Electric & Machinery Company, Ltd.                                                            87,236           27,456
United Microelectronics Corp.                                                                     481,650          702,837
Via Technologies, Inc.                                                                             12,800           52,006
Yageo Corp. *                                                                                      81,900           60,458
Yuanta Core Pacific Securities Company                                                            393,580          271,396
                                                                                                              ------------
                                                                                                                 6,954,719
THAILAND - 1.04%
Advanced Info Service PCL *                                                                       115,000          105,952
BEC World Public Company, Ltd.                                                                     27,800          129,478
Electricity Generating Public Company, Ltd.                                                        90,000           74,779
PTT Exploration & Production
   Public Company, Ltd.                                                                           124,200          314,501
                                                                                                              ------------
                                                                                                                   624,710
UNITED KINGDOM - 1.42%
HSBC Holdings PLC                                                                                  66,800          781,700
Tanjong PLC                                                                                        31,000           69,342
                                                                                                              ------------
                                                                                                                   851,042
UNITED STATES - 1.80%
iShares, Inc. *                                                                                   100,000        1,078,000
                                                                                                              ------------

TOTAL COMMON STOCK
(Cost: $68,746,944)                                                                                            $56,454,708
                                                                                                              ------------


                                                                                               PRINCIPAL
                                                                                                AMOUNT            VALUE
                                                                                                ------            -----
SHORT TERM INVESTMENTS - 5.16%
Navigator Securities Lending Trust, 2.25%                                                      $3,091,805       $3,091,805
                                                                                                              ------------

REPURCHASE AGREEMENTS - 0.64%
Repurchase Agreement with State Street Corp. dated
   12/31/2001 at 1.53%, to be repurchased at $384,033 on
   1/2/2002, collateralized by $370,000 U.S. Treasury
   Bonds, 6.25% due 8/15/2023
   (valued at $396,825, including interest)                                                      $384,000         $384,000
                                                                                                              ------------

TOTAL INVESTMENTS
(PACIFIC RIM EMERGING MARKETS TRUST) (Cost: $72,222,749)                                                       $59,930,513
                                                                                                              ============


The Trust had the following five top industry concentrations at December 31, 2001 (as a percentage of total value of investments):


Banking                        10.31%
Real Estate                    8.37%
Electrical Equipment           6.91%
Financial Services             6.89%
Chemicals                      5.27%


TELECOMMUNICATIONS TRUST

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
COMMON STOCK - 65.16%
BROADCASTING - 3.63%
EchoStar Communications Corp., Class A (a)                                                          6,300         $173,061
Liberty Media Corp., Series A *                                                                    43,300          606,200
                                                                                                              ------------
                                                                                                                   779,261

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
CABLE AND TELEVISION - 1.39%
Comcast Corp., Class A *                                                                            8,300         $298,800
                                                                                                              ------------

CELLULAR COMMUNICATIONS - 7.02%
China Mobile (Hong Kong), Ltd.                                                                     28,700          101,031
China Unicom, Ltd. *                                                                              104,000          114,700
Nextel Communications, Inc., Class A (a)                                                           29,500          323,320
Nextel Partners, Inc., Class A (a)                                                                 17,900          214,800
NTT DoCoMo, Inc.                                                                                        5           58,774
Sprint Corp. (PCS Group), Series 1 * (a)                                                            3,400           82,994
Vodafone Group PLC                                                                                132,600          346,511
Western Wireless Corp., Class A *                                                                   9,410          265,832
                                                                                                              ------------
                                                                                                                 1,507,962
COMPUTERS & BUSINESS EQUIPMENT - 5.97%
Brocade Communications Systems, Inc. * (a)                                                          4,800          158,976
Cisco Systems, Inc. *                                                                              23,100          418,341
EMC Corp.                                                                                          14,100          189,504
Extreme Networks, Inc. * (a)                                                                       11,850          152,865
Juniper Networks, Inc. *                                                                            3,900           73,905
ONI Systems Corp. * (a)                                                                            18,900          118,503
Research In Motion, Ltd. * (a)                                                                        900           21,348
Riverstone Networks, Inc. * (a)                                                                     9,000          149,400
                                                                                                              ------------
                                                                                                                 1,282,842
ELECTRICAL EQUIPMENT - 3.64%
AT & T Canada, Inc., ADR, Class B * (a),                                                           10,100          304,919
Flextronics International, Ltd. * (a)                                                              19,900          477,401
                                                                                                              ------------
                                                                                                                   782,320
ELECTRONICS - 3.18%
Celestica, Inc. * (a)                                                                              10,300          416,017
Sanmina-SCI Corp.                                                                                  13,400          266,660
                                                                                                              ------------
                                                                                                                   682,677
GAS & PIPELINE UTILITIES - 1.22%
Dynegy, Inc., Class A *                                                                               800           20,400
El Paso Corp. * (a)                                                                                 5,400          240,894
                                                                                                              ------------
                                                                                                                   261,294
INTERNET SOFTWARE - 0.78%
Digex, Inc., Class A *                                                                             19,600           58,604
Openwave Systems, Inc.                                                                             11,100          108,669
                                                                                                              ------------
                                                                                                                   167,273
LEISURE TIME - 1.78%
AOL Time Warner, Inc. * (a)                                                                         8,000          256,800
Gemstar TV Guide International, Inc. * (a)                                                          4,500          124,650
                                                                                                              ------------
                                                                                                                   381,450
SEMICONDUCTORS - 2.96%
Agere Systems, Inc., Class A *                                                                     30,400          172,976
Applied Micro Circuits Corp. * (a)                                                                 13,600          153,952
PMC-Sierra, Inc. (a)                                                                                7,000          148,820
Vitesse Semiconductor Corp. * (a)                                                                  12,800          159,104
                                                                                                              ------------
                                                                                                                   634,852
SOFTWARE - 1.86%
BEA Systems, Inc. *                                                                                 6,600          101,640
Micromuse, Inc. *                                                                                  14,600          219,000
Signalsoft Corp. *                                                                                 17,900           80,013
                                                                                                              ------------
                                                                                                                   400,653
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 15.96%
Amdocs, Ltd. * (a)                                                                                  6,100          207,217
Asia Global Crossing, Ltd., Class A * (a)                                                          35,200           41,888
Cable & Wireless ADS                                                                               19,200           92,252
CIENA Corp. *                                                                                       3,400           48,654
Colt Telecom Group PLC, ADR * (a)                                                                  12,460           85,476
Comverse Technology, Inc. *                                                                         7,800          174,486
JDS Uniphase Corp. * (a)                                                                           17,400          151,032
Leap Wireless International, Inc. (a)                                                               5,200         $109,044
Lucent Technologies, Inc.                                                                          13,600           85,544
Nokia Corp., ADR *                                                                                 12,100          296,813
Nortel Networks Corp. (a)                                                                          11,400           85,500
Powerwave Technologies, Inc. *                                                                      6,700          115,776
QUALCOMM, Inc. * (a)                                                                                7,100          358,550
RF Micro Devices, Inc. *                                                                            6,500          124,995
Tekelec (a)                                                                                        13,300          240,863
Telefonaktiebolaget LM
   Ericsson, ADR, Class B                                                                          28,500          148,770
Time Warner Telecom, Inc., Class A * (a)                                                           41,000          725,290
UTStarcom, Inc. (a)                                                                                11,800          336,300
                                                                                                              ------------
                                                                                                                 3,428,450
TELEPHONE - 15.77%
Allegiance Telecom, Inc. * (a)                                                                     71,800          595,222
AT&T Corp. *                                                                                       14,100          255,774
AT&T Wireless Services, Inc. * (a)                                                                 13,200          189,684
BellSouth Corp.                                                                                     6,600          251,790
Broadwing, Inc. *                                                                                  24,800          235,600
Portugal Telecom SGPS SA, ADR * (a)                                                                24,000          182,640
Qwest Communications International, Inc. *                                                         17,100          241,623
SBC Communications, Inc.                                                                            8,300          325,111
Telecom Italia Mobile SPA                                                                          55,800          311,434
Telefonos de Mexico SA, ADR *                                                                       5,200          182,104
Verizon Communications, Inc. *                                                                      7,300          346,458
WorldCom, Inc.-MCI Group (a)                                                                        6,300           80,010
WorldCom, Inc.-WorldCom Group                                                                      13,465          189,587
                                                                                                              ------------
                                                                                                                 3,387,037
TOTAL COMMON STOCK
(Cost: $16,464,329)                                                                                            $13,994,871
                                                                                                              ------------


                                                                                                PRINCIPAL
                                                                                                 AMOUNT           VALUE
                                                                                                 ------           -----
SHORT TERM INVESTMENTS - 19.91%
Navigator Securities Lending Trust, 2.25%                                                      $4,218,216       $4,218,216

Federal Home Loan Mortgage Discount Notes,
   1.67% due 01/29/2002                                                                            59,000           58,923
                                                                                                              ------------
                                                                                                                $4,277,139
REPURCHASE AGREEMENTS - 14.93%
Repurchase Agreement with State Street
   Corp., dated 12/31/2001 at 1.53%, to be repurchased
   at $3,208,273 on 01/02/2002, collateralized by
   $2,695,000 U.S.
    Treasury Bonds, 12.38% due 05/15/2004 (valued at
   $3,275,956, including interest)                                                             $3,208,000       $3,208,000
                                                                                                              ------------

TOTAL INVESTMENTS
(TELECOMMUNICATIONS TRUST) (Cost: $23,949,468)                                                                 $21,480,010
                                                                                                              ============


SCIENCE & TECHNOLOGY TRUST

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
COMMON STOCK - 88.38%
ADVERTISING - 1.21%
TMP Worldwide, Inc. * (a)                                                                         220,100       $9,442,290
                                                                                                              ------------

BIOTECHNOLOGY - 3.55%
Amgen, Inc. *                                                                                      81,000        4,571,640
Biogen, Inc. *                                                                                     82,000        4,702,700

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                  SHARES        VALUE
                                                                                                  ------        -----

BIOTECHNOLOGY - CONTINUED
Genetech, Inc. *                                                                                  138,000       $7,486,500
Gilead Sciences, Inc. *                                                                            57,000        3,746,040
Immunex Corp. *                                                                                    94,000        2,604,740
MedImmune, Inc. *                                                                                 101,000        4,681,350
                                                                                                              ------------
                                                                                                                27,792,970
BROADCASTING - 0.99%
Viacom, Inc., Class B *                                                                           175,000        7,726,250
                                                                                                              ------------

BUSINESS SERVICES - 5.89%
Automatic Data Processing, Inc.                                                                    63,000        3,710,700
Certegy, Inc. *                                                                                   308,000       10,539,760
First Data Corp.                                                                                  200,000       15,690,000
Fiserv, Inc.                                                                                       88,000        3,724,160
Paychex, Inc. *                                                                                   250,000        8,712,500
SunGuard Data Systems, Inc.                                                                       126,000        3,645,180
                                                                                                              ------------
                                                                                                                46,022,300
CABLE AND TELEVISION - 0.87%
Comcast Corp., Class A *                                                                          188,000        6,768,000
                                                                                                              ------------

CELLULAR COMMUNICATIONS - 2.47%
Vodafone Group PLC, ADR * (a)                                                                     752,000       19,311,360
                                                                                                              ------------

COMPUTERS & BUSINESS EQUIPMENT - 11.36%
Brocade Communications Systems, Inc. *                                                            439,000       14,539,680
Cisco Systems, Inc. *                                                                           1,198,000       21,695,780
Dell Computer Corp. *                                                                             126,000        3,424,680
EMC Corp.                                                                                       1,000,000       13,440,000
Extreme Networks, Inc. * (a)                                                                      276,000        3,560,400
Juniper Networks, Inc. *                                                                          252,000        4,775,400
Maxim Integrated Products, Inc.                                                                   404,000       21,214,040
ONI Systems Corp. * (a)                                                                           314,500        1,971,915
Riverstone Networks, Inc. * (a)                                                                   252,000        4,183,200
                                                                                                              ------------
                                                                                                                88,805,095
DRUGS & HEALTH CARE - 3.14%
American Home Products Corp. *                                                                    125,000        7,670,000
Boston Scientific Corp.                                                                           150,000        3,618,000
Bristol-Myers Squibb Company *                                                                     75,000        3,825,000
Cephalon, Inc. (a)                                                                                 75,000        5,668,875
Genzyme Corp. *                                                                                    63,000        3,771,180
                                                                                                              ------------
                                                                                                                24,553,055
ELECTRICAL EQUIPMENT - 2.70%
Flextronics International, Ltd. *                                                                 880,000       21,111,200
                                                                                                              ------------

ELECTRONICS - 6.36%
Analog Devices, Inc. *                                                                            530,000       23,526,700
Celestica, Inc. *                                                                                 252,000       10,178,280
Sanmina-SCI Corp.                                                                                 806,200       16,043,380
                                                                                                              ------------
                                                                                                                49,748,360
FINANCIAL SERVICES - 2.10%
Concord EFS, Inc. *                                                                               502,000       16,455,560
                                                                                                              ------------

HEALTHCARE PRODUCTS - 1.42%
Johnson & Johnson                                                                                 125,000        7,387,500
Sanofi-Synthelabo SA                                                                               50,000        3,729,729
                                                                                                              ------------
                                                                                                                11,117,229
INDUSTRIAL MACHINERY - 0.81%
Cognex Corp. *                                                                                    247,000        6,325,670
                                                                                                              ------------
INTERNET RETAIL - 0.54%
eBay, Inc.                                                                                         63,000        4,214,700
                                                                                                              ------------

INTERNET SERVICE PROVIDER - 1.56%
Network Appliance, Inc. *                                                                         557,000       12,181,590
                                                                                                              ------------

INTERNET SOFTWARE - 5.23%
Openwave Systems, Inc.                                                                          1,240,000       12,139,600
VeriSign, Inc. * (a)                                                                              755,000       28,720,200
                                                                                                              ------------
                                                                                                                40,859,800
LEISURE TIME - 2.06%
AOL Time Warner, Inc. *                                                                           503,000       16,146,300
                                                                                                              ------------

MEDICAL-HOSPITALS - 0.50%
IDEC Pharmaceuticals Corp.                                                                         57,000        3,929,010
                                                                                                              ------------

PHARMACEUTICALS - 2.44%
Baxter International, Inc. *                                                                       75,000        4,022,250
Eli Lilly & Company *                                                                              50,000        3,927,000
Pfizer, Inc.                                                                                      188,000        7,491,800
Schering-Plough Corp.                                                                             101,000        3,616,810
                                                                                                              ------------
                                                                                                                19,057,860
SEMICONDUCTORS - 6.34%
Agere Systems, Inc., Class A *                                                                  1,377,000        7,835,130
Altera Corp. *                                                                                    565,000       11,989,300
QLogic Corp.                                                                                      186,000        8,278,860
Texas Instruments, Inc. *                                                                         250,000        7,000,000
Xilinx, Inc.                                                                                      370,000       14,448,500
                                                                                                              ------------
                                                                                                                49,551,790
SOFTWARE - 20.46%
Adobe Systems, Inc. *                                                                             509,000       15,804,450
Citrix Systems, Inc. *                                                                            194,300        4,402,838
Electronic Arts, Inc. *                                                                           567,000       33,991,650
Informatica Corp. *                                                                               468,300        6,795,033
Mercury Interactive Corp. * (a)                                                                   308,000       10,465,840
Microsoft Corp.                                                                                   277,000       18,351,250
Oracle Corp. *                                                                                  1,176,000       16,240,560
Peregrine Systems, Inc.                                                                           252,000        3,737,160
SAP AG *                                                                                           88,000       11,460,149
Siebel Systems, Inc. *                                                                            495,000       13,850,100
SmartForce PLC *                                                                                  102,300        2,531,925
VERITAS Software Corp. *                                                                          498,000       22,325,340
                                                                                                              ------------
                                                                                                               159,956,295
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 6.38%
CIENA Corp. *                                                                                     315,000        4,507,650
JDS Uniphase Corp. *                                                                              877,000        7,612,360
Nokia Corp., ADR *                                                                                741,000       18,176,730
QUALCOMM, Inc. *                                                                                  353,000       17,826,500
Sonus Networks, Inc. * (a)                                                                        375,000        1,732,500
                                                                                                              ------------
                                                                                                                49,855,740
TOTAL COMMON STOCK
(Cost: $782,414,251)                                                                                          $690,932,424
                                                                                                              ============


                                                                                                PRINCIPAL
                                                                                                 AMOUNT           VALUE
                                                                                                 ------           -----
SHORT TERM INVESTMENTS - 9.21%
Navigator Securities Lending Trust, 2.25%                                                     $56,157,114      $56,157,114
T. Rowe Price Reserve Investment Fund
                                                                                               15,886,949       15,886,949
                                                                                                              ------------
                                                                                                               $72,044,063

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                                PRINCIPAL
                                                                                                 AMOUNT           VALUE
                                                                                                 ------           -----
REPURCHASE AGREEMENTS - 2.41%
Repurchase Agreement with State Street Corp.,
   dated 12/31/2001 at 0.85%, to be
   repurchased at $18,834,889 on
   01/02/2002, collateralized by
   $15,225,000 U.S. Treasury Bonds, 7.88%
   due 02/15/2021 (valued at $19,214,422,
   including interest)
                                                                                              $18,834,000      $18,834,000
                                                                                                              ------------
TOTAL INVESTMENTS
(SCIENCE & TECHNOLOGY TRUST) (Cost: $873,292,314)                                                             $781,810,487
                                                                                                              ============


INTERNATIONAL SMALL CAP TRUST

                                                                                                  SHARES           VALUE
                                                                                                  ------           -----
COMMON STOCK - 91.62%
AUSTRALIA - 4.60%
Austereo Group, Ltd.                                                                              300,525         $344,565
Billabong International, Ltd. *                                                                   122,425          525,118
Globe International, Ltd.                                                                         392,039          471,563
John Fairfax Holdings, Ltd.                                                                       570,835        1,122,855
OneSteel, Ltd. *                                                                                1,294,525          731,514
Orbital Engine Corp.                                                                              948,950          267,146
Origin Energy, Ltd.                                                                               773,350        1,116,663
Pacific Dunlop, Ltd. *                                                                          1,391,175          733,435
Pacifica Group, Ltd.                                                                              151,350          254,871
Powerlan, Ltd.                                                                                  1,772,775          421,939
Singleton Group, Ltd.                                                                             207,475          430,838
Village Roadshow, Ltd.                                                                            237,700          229,950
Vision Systems, Ltd.                                                                              380,000          369,556
Wattyl, Ltd. *                                                                                     37,829           42,017
                                                                                                              ------------
                                                                                                                 7,062,030
AUSTRIA - 0.18%
Gericom AG                                                                                          9,962          272,238
                                                                                                              ------------

BERMUDA - 0.49%
Clear Media, Ltd. *                                                                               559,000          408,618
Wah Sang Gas Holdings Ltd.                                                                      3,804,000          341,483
                                                                                                              ------------
                                                                                                                   750,101
BRITISH VIRGIN ISLANDS - 0.11%
OpenTV Corp., Class A                                                                              19,977          163,412
                                                                                                              ------------

CANADA - 6.50%
A.L.I. Technologies, Inc. *                                                                        45,900          547,698
ATI Technologies, Inc. *                                                                           99,100        1,250,964
Baytex Energy, Ltd.                                                                                 4,750           13,036
CFM Majestic, Inc. *                                                                                8,700           72,122
Cinram International, Inc. *                                                                      119,200          344,357
Cognicase, Inc. *                                                                                 159,250        1,020,128
Cott Corp. *                                                                                       49,750          796,725
Dofasco, Inc. *                                                                                    31,250          506,539
Domtar, Inc. *                                                                                     60,650          609,814
Geac Computer Corp., Ltd. *                                                                       116,750          541,113
Intrawest Corp. *                                                                                  45,300          782,359
Kingsway Financial Services, Inc., New York                                                         5,550           69,542
Kingsway Financial Services, Inc., Toronto *                                                       33,675          422,973
Leons Furniture, Ltd.                                                                               1,025           14,806
Mosaic Group, Inc.                                                                                222,350          565,545
MOSAID Technologies, Inc.                                                                          13,800          114,834
Royal Group Technologies, Ltd. *                                                                   61,850        1,141,213
The Descartes Systems Group, Inc. *                                                                51,400          382,199
Vincor International, Inc. *                                                                       16,950         $254,947
Zarlink Semiconductor, Inc. *                                                                      47,475          534,094
                                                                                                              ------------
                                                                                                                 9,985,008
CAYMAN ISLANDS - 0.53%
TCL International Holdings, Ltd.                                                                4,514,000          752,551
Xinao Gas Holdings, Ltd.                                                                          198,000           59,036
                                                                                                              ------------
                                                                                                                   811,587
CHILE - 0.48%
Distribucion Servicio D&S, ADR *                                                                   55,400          725,740

FINLAND - 2.88%
Amer Group, Ltd. *                                                                                 14,450          379,449
Elisa Communications Oyj, Series A                                                                 93,300        1,130,324
JOT Automation Group Oyj *                                                                         69,325           29,621
Kone Corp., Series B *                                                                              2,275          168,082
Nokian Renkaat Oyj *                                                                               24,825          775,418
Oyj Hartwall ABP                                                                                   72,350        1,474,814
Stockmann AB, Class B                                                                               1,600           19,085
Stonesoft Oyj *                                                                                   242,800          447,386
                                                                                                              ------------
                                                                                                                 4,424,179
FRANCE - 4.08%
A Novo *                                                                                           32,400          507,599
Cereol *                                                                                           13,775          348,849
Devoteam SA                                                                                        17,494          247,911
Eurofins Scientific                                                                                16,850          245,234
Eurotunnel SA                                                                                     896,975          902,240
InfoVista SA                                                                                       12,723           43,036
Net2S SA *                                                                                         78,996          340,341
Penauille Polyservices                                                                             19,625          690,033
Rodriguez Group *                                                                                   6,950          395,939
SCOR SA                                                                                            32,725        1,031,499
Silicon-On-Insulator Technologies *                                                                41,123          814,476
Wavecom SA                                                                                         18,711          702,866
                                                                                                              ------------
                                                                                                                 6,270,023
GERMANY - 2.37%
ADVA AG Optical Networking *                                                                       52,625          222,041
Articon Integralis AG *                                                                            34,075          265,101
Ceyoniq AG *                                                                                       47,475          236,655
Continental AG                                                                                     74,125          979,838
GFK AG                                                                                              8,725          158,360
IPC Archtec AG                                                                                      4,030          129,143
Parsytec AG *                                                                                      45,025          250,494
Phenomedia AG *                                                                                    28,550          304,965
Singulus Technology AG                                                                             14,833          415,913
Sixt AG                                                                                            15,500          162,809
Techem AG *                                                                                        23,850          514,830
                                                                                                              ------------
                                                                                                                 3,640,149
GREECE - 1.18%
Athens Stock Exchange SA (ASE)                                                                     18,650          130,818
Delta Singular SA                                                                                 100,000          357,840
Folli-Follie SA *                                                                                  20,225          355,385
Intralot SA *                                                                                      12,515          180,695
Jumbo SA                                                                                           90,675          297,029
Kleeman Hellas SA *                                                                                27,060          159,459
Michaniki SA                                                                                       82,480          174,739
Motor Oil (Hellas) Corinth Refineries SA *                                                         11,750           86,184
Papastratos Cigarette Company                                                                       5,490           71,349
                                                                                                              ------------
                                                                                                                 1,813,498
HONG KONG - 3.19%
Digital China Holdings, Ltd. *                                                                    751,000          327,453
Global Tech Holdings, Ltd.                                                                      4,302,000          347,570

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
HONG KONG - CONTINUED
Guangzhou Investments Company, Ltd.                                                             7,596,000         $603,959
Hang Lung Development Company                                                                     275,000          243,339
Hysan Development Company, Ltd.                                                                    30,000           30,201
Kingboard Chemical Holdings, Ltd.                                                                 414,000          265,461
New World China Land, Ltd.                                                                        943,600          302,523
QPL International Holdings, Ltd.                                                                1,893,000          679,735
Roadshow Holdings, Ltd. *                                                                       1,246,000          327,569
Shangri-La Asia, Ltd. *                                                                           584,000          456,850
Sino Land Company, Ltd.                                                                         2,416,000          960,482
Yue Yuen Industrial (Holdings), Ltd.                                                              186,000          349,447
                                                                                                              ------------
                                                                                                                 4,894,589
INDONESIA - 0.43%
PT Astra International, Inc. *                                                                  1,550,500          290,719
PT Bank Central Asia                                                                            2,640,000          374,423
                                                                                                              ------------
                                                                                                                   665,142
IRELAND - 1.29%
Anglo Irish Bank Corp. PLC                                                                        213,225          813,404
DCC PLC                                                                                           108,300        1,161,659
                                                                                                              ------------
                                                                                                                 1,975,063
ISRAEL - 1.14%
Given Imaging, Ltd.                                                                                45,800          817,988
Batm Advanced Communications, Ltd. *                                                            1,426,675          933,344
                                                                                                              ------------
                                                                                                                 1,751,332
ITALY - 3.67%
Autogrill SPA *                                                                                   170,875        1,583,407
Brembo SPA                                                                                         60,250          477,857
Cairo Communications SPA                                                                            6,425          159,280
Class Editore SPA                                                                                 205,375          648,992
Data Service SPA *                                                                                 19,250          861,910
Ericsson SPA                                                                                       14,800          359,261
Impregilo SPA *                                                                                   732,500          378,180
Marzotto SPA *                                                                                    145,250        1,166,235
                                                                                                                 5,635,122
JAPAN - 2.66%
Alpha Systems, Inc. *                                                                               6,100          268,659
Crosswave Communications, Inc.,  ADR *                                                            232,375          257,936
Cybird Company, Ltd. *                                                                                  5           24,426
Internet Initiative Japan, Inc., ADR *                                                             19,100          114,218
Kappa Create Company, Ltd.                                                                         12,200          535,455
MegaChips Corp. *                                                                                   2,500           76,712
Pasona, Inc. *                                                                                         58          788,031
Planex Communications, Inc.                                                                            20          106,862
Serviceware Corp.                                                                                   2,600           61,522
Sugi Pharmacy Company, Ltd.                                                                         6,900          316,006
Trans Cosmos, Inc.                                                                                 38,800        1,009,908
UMC Japan *                                                                                            57          522,098
                                                                                                              ------------
                                                                                                                 4,081,833
SOUTH KOREA - 6.23%
Asiana Airlines, Inc.                                                                             170,580          384,571
C&C Enterprise Company                                                                             80,360          712,400
Cheil Jedang Corp.                                                                                 20,930          791,773
CJ39 Shopping Corp. *                                                                              14,210          390,409
Handan BroadinfoCom., Ltd. *                                                                        5,550          387,673
Hotel Shilla Company, Ltd. *                                                                      121,560          789,652
Hyundai Merchant & Marine
   Company, Ltd. *                                                                                232,740          442,891
Kangwon Land *                                                                                      2,980          301,758
Korea Electronic Banking Technology
   Company *                                                                                       13,827          383,584
Korea Reinsurance Company, Ltd.                                                                    37,220          756,631
Korea Technology & Banking Network Corp.                                                          225,810          724,801
LG Ad, Inc.                                                                                        45,590          522,621
LG Chemical, Ltd.                                                                                  16,800         $279,251
LG Investment & Securities Company, Ltd. *                                                         76,910          875,781
Pulmuone Company, Ltd.                                                                             52,610          852,374
SK Corp. *                                                                                         32,800          374,750
Tae Young Corp. *                                                                                  19,740          595,896
                                                                                                              ------------
                                                                                                                 9,566,816
LUXEMBOURG - 0.37%
Arbed SA *                                                                                          4,600          573,257
                                                                                                              ------------

MALAYSIA - 1.10%
Malaysian Pacific Industries Berhad *                                                             306,000        1,264,263
Perusahaan Otomobil Kedua Nasional                                                                199,000          421,566
                                                                                                              ------------
                                                                                                                 1,685,829
MEXICO - 0.69%
Grupo Aeroportuario, ADR *                                                                         18,225          280,665
Organiz Soriana, Series B *                                                                       205,575          556,822
TV Azteca, SA, ADR *                                                                               31,475          213,715
                                                                                                              ------------
                                                                                                                 1,051,202
NETHERLANDS - 2.38%
Getronics NV                                                                                      255,000          826,237
KLM NV *                                                                                           70,825          815,801
Teleplan International NV                                                                          61,566          916,854
Vedior NV *                                                                                        91,175        1,093,218
                                                                                                              ------------
                                                                                                                 3,652,110
NORWAY - 2.51%
Frontline, Ltd. *                                                                                 105,225        1,090,159
Merkantildata ASA *                                                                               811,225          957,933
Opticom ASA *                                                                                      12,500          512,443
Photocure ASA *                                                                                    41,500          554,776
Schibsted ASA                                                                                      38,400          370,029
TGS Nopec Geophysical Company *                                                                    26,425          366,499
                                                                                                              ------------
                                                                                                                 3,851,839
PORTUGAL - 1.16%
Impresa SGPS SA                                                                                   332,275          647,746
Merloni Eletrodomesticos SA *                                                                      96,250          505,494
PT Multimedia.com                                                                                  90,925          631,308
                                                                                                              ------------
                                                                                                                 1,784,548
SINGAPORE - 1.83%
Hyflux, Ltd.                                                                                    1,305,000          671,405
Neptune Orient Lines, Ltd.                                                                      3,099,000        1,627,961
Singapore Exchange, Ltd. *                                                                        769,000          516,415
                                                                                                              ------------
                                                                                                                 2,815,781
SPAIN - 2.04%
Abengoa SA                                                                                         26,050          160,232
Grupo Prisa SA                                                                                    130,625        1,220,897
Iberia Lineas Aereas de Espana SA                                                                 662,250          648,452
Recoletos Grupo De Comunicacion SA                                                                 64,600          281,193
Red Electrica De Espana                                                                            52,575          489,056
Sol Melia SA                                                                                       43,077          327,466
                                                                                                              ------------
                                                                                                                 3,127,296
SWEDEN - 4.62%
Arkivator AB                                                                                      212,000        1,571,798
Axis AB *                                                                                          15,500           37,071
Clas Ohlson AB, Series B                                                                           65,200          913,786
Elekta, Series B                                                                                   86,900          706,639
Eniro AB *                                                                                        179,300        1,286,473
Frontec AB, Series B *                                                                            313,625          345,038
Lindex AB *                                                                                        12,500          203,291
Obsever AB *                                                                                      111,900          738,649
Peab AB, Series B *                                                                                49,000          173,912
SAS AB                                                                                             42,000          273,223


    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
SWEDEN - CONTINUED
Semcon AB *                                                                                        23,925          $90,408
Switchcore AB                                                                                     468,050          564,185
Utfors AB *                                                                                       129,500          185,832
                                                                                                              ------------
                                                                                                                 7,090,305
SWITZERLAND - 1.49%
Berna Biotech AG *                                                                                    925          478,218
ESEC Holding AG                                                                                     4,208          519,788
Logitech International SA                                                                          25,125          919,706
SEZ Holding AG                                                                                      7,900          375,102
                                                                                                              ------------
                                                                                                                 2,292,814
TAIWAN - 3.55%
Epox International, Inc.                                                                          266,000          193,316
EVA Airways Corp.                                                                               2,698,000          694,764
Picvue Electronics, Ltd.                                                                          786,000          395,811
Realtek Semiconductor Corp.                                                                       157,000          768,155
SmartASIC Technology, Inc.                                                                        341,000          384,418
Taiwan Secom Company                                                                              714,000          692,549
Test-Rite International Company, Ltd.                                                           1,077,000          730,326
Topco Scientific Company, Ltd. *                                                                  173,000          772,189
United World Chinese Commercial Bank                                                              549,000          331,442
Weltrend Semiconductor, Inc. *                                                                    315,000          482,189
                                                                                                              ------------
                                                                                                                 5,445,159
THAILAND - 2.48%
Capital Nomura Securities PCL                                                                     870,875          610,380
Kiatnakin Finance Public Company, Ltd. *                                                          145,550           60,879
Land & House PLC                                                                                  290,050          255,753
National Finance PLC                                                                            4,988,325        1,065,785
TelecomAsia Corp., PCL *                                                                        1,822,500          416,171
Thai Farmers Bank Public Company, Ltd.                                                          3,324,225        1,397,933
                                                                                                              ------------
                                                                                                                 3,806,901
UNITED KINGDOM - 24.72%
Acambis PLC                                                                                       158,250          805,223
Aegis Group PLC *                                                                                 494,050          667,972
Airtours PLC                                                                                      302,375        1,098,981
AIT Group PLC                                                                                      13,650          163,468
Amey PLC                                                                                          133,175          719,938
Anite Group PLC *                                                                                 322,750          804,701
Arena Leisure PLC *                                                                             1,072,975          619,276
Arganaut Games PLC *                                                                              426,175          390,331
Avis Europe PLC                                                                                   165,534          392,265
BBA Group PLC                                                                                     187,700          772,245
Berisford PLC *                                                                                   866,050        1,196,739
Biotrace International PLC *                                                                       43,700           87,508
Business Post Group PLC                                                                            85,200          418,882
Chloride Group PLC                                                                                365,150          371,598
Chubb                                                                                             108,625          271,621
Cranswick PLC                                                                                      91,975        1,125,865
D.F.S. Furniture Company PLC                                                                      117,650          766,000
easyJet PLC *                                                                                     197,081        1,353,216
Easynet Group PLC *                                                                                37,100          138,076
Egg PLC                                                                                           256,125          580,873
Electron Boutique PLC                                                                             609,400        1,213,745
Enterprise Inns PLC                                                                                39,700          360,147
Filtronic PLC                                                                                      26,825          142,538
First Choice Holidays PLC                                                                         177,900          326,444
Future Network PLC                                                                                858,400          590,276
Garban PLC                                                                                         32,100          406,002
Go-Ahead Group PLC                                                                                 86,150          745,206
Hit Entertainment PLC                                                                             587,125        3,102,697
Incepta Group PLC                                                                                 965,800          663,427
Intec Telecom Systems PLC *                                                                       423,350          470,831
Intermediate Capital Group PLC                                                                     45,650          486,130

UNITED KINDOM - CONTINUED
IQE PLC *                                                                                         258,825          670,718
Jarvis PLC                                                                                        215,775        1,709,629
Laird Group PLC                                                                                   208,050          482,428
Lastminute.com PLC *                                                                              525,250          221,446
Leica Geosystems AG                                                                                98,825          135,770
Marconi PLC                                                                                       354,800          215,350
Millennium & Copthorne Hotels PLC                                                                  96,275          380,703
NDS Group PLC, ADR *                                                                               25,300          507,265
New Look Group PLC                                                                                326,475          779,341
Orchestream Holdings PLC *                                                                      1,892,575          536,528
Paragon Group Of Companies                                                                        131,775          511,504
Patientline PLC *                                                                                  99,850          329,517
Power Leisure PLC *                                                                               241,750          860,775
Scipher Ordinary *                                                                                 37,074           80,470
SFI Group PLC                                                                                     476,025        1,501,737
Signet Group PLC                                                                                  956,825        1,328,435
Spectris PLC                                                                                       56,025          388,512
Speedy Hire PLC                                                                                   112,425          478,889
Spirent PLC                                                                                       456,450        1,048,467
Sportingbet PLC                                                                                   242,050          580,622
Star Cruises, Ltd.                                                                              1,985,000          744,375
Surf Control PLC *                                                                                 34,975          253,216
TBI PLC                                                                                           343,350          287,018
Telewest Communications PLC                                                                       776,000          699,452
The Berkeley Group PLC                                                                             65,350          674,541
TTP Telecommunications PLC                                                                        228,675          438,831
Warthog PLC *                                                                                     208,450          134,855
Weston Medical Group PLC *                                                                        230,200          689,409
Xenova Group *                                                                                     27,775           30,486
                                                                                                              ------------
                                                                                                                37,952,510
UNITED STATES - 0.67%
AsiaInfo Holdings, Inc. *                                                                          20,600          358,852
Decode Genetics, Inc. *                                                                            65,175          638,715
Generex Biotechnology Corp.                                                                         5,600           36,680
                                                                                                              ------------
                                                                                                                 1,034,247
TOTAL COMMON STOCK
(Cost: $141,198,370)                                                                                          $140,651,660
                                                                                                              ------------

RIGHTS - 0.02%
SWEDEN - 0.02%
Utfors AB, (Expiration date 01/24/2002;
   strike price SEK 7.5)                                                                           98,400          $35,301
                                                                                                              ------------

TOTAL RIGHTS
(Cost: $0)                                                                                                         $35,301
                                                                                                              ------------


                                                                                                PRINCIPAL
                                                                                                 AMOUNT           VALUE
                                                                                                 ------           -----
REPURCHASE AGREEMENTS - 8.36%
   Repurchase Agreement with State Street Corp.
   dated 12/31/2001 at 0.85%, to be repurchased
   at $12,830,606 on 1/2/2002, collateralized by
   $13,170,000 U.S. Treasury Bill 0.00% due
   11/8/2002 (valued at $13,088,346, including
   interest)                                                                                  $12,830,000      $12,830,000
                                                                                                              ------------

TOTAL INVESTMENTS
(INTERNATIONAL SMALL CAP TRUST)
(Cost: $154,028,370)                                                                                          $153,516,961
                                                                                                              ============


    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
The Trust had the following five top industry concentrations at December 31, 2001 (as a percentage of total value of investments):

Business Services                                                      6.21%
Electronics                                                            5.51%
Hotels & Restaurants                                                   4.49%
Software                                                               4.13%
Financial Services 4.08%

HEALTH SCIENCES TRUST

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
COMMON STOCK - 75.09%
BIOTECHNOLOGY - 15.27%
Adolor Corp. * (a)                                                                                  1,700          $30,515
Amgen, Inc. *                                                                                      14,600          824,024
Arena Pharmaceuticals, Inc. * (a)                                                                     900           10,827
Aviron * (a)                                                                                       11,000          547,030
Celltech Group PLC *                                                                               26,600          337,985
COR Therapeutics, Inc. * (a)                                                                        3,000           71,790
Exelixis, Inc. * (a)                                                                               10,600          176,172
Genetech, Inc. *                                                                                   17,600          954,800
Gilead Sciences, Inc. *                                                                            16,200        1,064,664
Human Genome Sciences, Inc. *                                                                       8,000          269,760
Immunex Corp. *                                                                                    10,000          277,100
Invitrogen Corp. * (a)                                                                             21,700        1,343,881
Medicines Company (a)                                                                              34,400          398,696
MedImmune, Inc. * (a)                                                                              33,000        1,529,550
Neose Technologies, Inc. (a)                                                                        1,150           42,113
Neurocrine Biosciences, Inc. * (a)                                                                 10,350          531,058
Orchid Biosciences, Inc.                                                                              500            2,750
Serologicals Corp. *                                                                                8,300          178,450
Tanox, Inc. (a)                                                                                     3,200           59,208
Telik, Inc. *                                                                                      22,600          305,100
Transkaryotic Therapies, Inc. *                                                                     1,100           47,080
Trimeris, Inc. * (a)                                                                               25,300        1,137,741
Tularik, Inc. *                                                                                       800           19,216
Visible Genetics, Inc. *                                                                            5,200           57,980
                                                                                                              ------------
                                                                                                                10,217,490
CHEMICALS - 1.47%
Waters Corp.                                                                                       25,300          980,375
                                                                                                              ------------

DRUGS & HEALTH CARE - 18.30%
Abbott Laboratories,                                                                                  900           50,175
Alkermes, Inc. * (a)                                                                               25,100          661,636
Allergan, Inc. (a)                                                                                 18,700        1,403,435
American Home Products Corp. *,                                                                    41,600        2,552,576
AmerisourceBergen Corp. (a)                                                                         7,980          507,129
BEI Medical Systems, Inc. * (a)                                                                    23,300          147,955
Biovail Corp. * (a)                                                                                14,700          826,875
Boston Scientific Corp.                                                                             3,100           74,772
Bristol-Myers Squibb Company *                                                                     13,700          698,700
Cardinal Health, Inc.                                                                               5,500          355,630
Cephalon, Inc. (a)                                                                                 32,700        2,471,629
Corvas International, Inc.                                                                          6,300           41,265
CV Therapeutics, Inc. * (a)                                                                        14,600          759,492
Diversa Corp. *                                                                                     3,700           52,355
Durect Corp., Inc.                                                                                 11,650          135,024
Emisphere Technologies, Inc. * (a)                                                                  2,400           76,584
ICOS Corp. *                                                                                        1,000           57,440
ImClone Systems, Inc. * (a)                                                                         7,499          348,404
NeoRx Corp. (a)                                                                                    14,000           80,780
Sepracor, Inc. * (a)                                                                                9,800          559,188
Versicor, Inc. *                                                                                   18,600          378,510
                                                                                                              ------------
                                                                                                                12,239,554
HEALTHCARE PRODUCTS - 3.68%
Advanced Neuromodulation Systems, Inc. * (a)                                                       18,600          655,650
Aspect Medical Systems, Inc. * (a)                                                                 24,200          242,000
Bruker Daltonics, Inc. * (a)                                                                        3,500           57,225
EPIX Medical, Inc. *                                                                                   50              714
Fischer Imaging Corporation * (a)                                                                  19,700          237,188
Johnson & Johnson                                                                                   6,700          395,970
Sanofi-Synthelabo SA                                                                               11,700          872,757
                                                                                                              ------------
                                                                                                                 2,461,504
HEALTHCARE SERVICES - 9.78%
Davita, Inc. *                                                                                      6,700          163,815
HCA-The Healthcare Company *                                                                       14,600          562,684
Laboratory Corp. of America Holdings * (a)                                                         22,600        1,827,210
McKesson, Inc.                                                                                      3,600          134,640
Omnicare, Inc.                                                                                      7,200          179,136
Radiologix Inc.                                                                                    17,500          177,625
Unitedhealth Group, Inc. * (a)                                                                     28,800        2,038,176
Wellpoint Health Networks, Inc.,
   Class A * (a)                                                                                   12,500        1,460,625
                                                                                                              ------------
                                                                                                                 6,543,911
INSURANCE - 0.83%
Anthem, Inc. * (a)                                                                                 11,200          554,400
                                                                                                              ------------
LIFE SCIENCES - 1.41%
Protein Design Laboratories, Inc. * (a)                                                            13,300          436,240
Symyx Technologies, Inc.                                                                           23,900          507,636
                                                                                                              ------------
                                                                                                                   943,876
MEDICAL-HOSPITALS - 4.84%
Deltagen, Inc. (a)                                                                                 41,100          378,120
IDEC Pharmaceuticals Corp. (a)                                                                     24,500        1,688,785
Tenet Healthcare Corp. *                                                                           20,000        1,174,400
                                                                                                              ------------
                                                                                                                 3,241,305
PHARMACEUTICALS - 19.51%
Abgenix, Inc. *,                                                                                   10,100          339,764
Alexion Pharmaceuticals, Inc. * (a)                                                                 1,000           24,440
Baxter International, Inc. *                                                                       19,900        1,067,237
Biocryst Pharmaceuticals, Inc. *                                                                    7,800           30,888
Cubist Pharmaceuticals, Inc. *                                                                     12,500          449,500
Eli Lilly & Company *                                                                              11,750          922,845
Esperion Therapeutics, Inc.                                                                         5,800           42,630
Forest Laboratories, Inc. * (a)                                                                     7,100          581,845
Fujisawa Pharmaceutical Company, Ltd.                                                               4,700          108,343
Guilford Pharmaceuticals, Inc. * (a)                                                               21,700          260,400
ICN Pharmaceuticals, Inc. (a)                                                                      10,700          358,450
Inkine Pharmaceutical, Inc. *                                                                       8,250           12,870
Isis Pharmaceuticals, Inc. (a)                                                                      2,000           44,380
King Pharmaceuticals, Inc.                                                                         33,299        1,402,887
Ligand Pharmaceuticals, Inc., Class B *                                                             3,150           56,385
Noven Pharmaceuticals, Inc.                                                                         9,300          165,075
NPS Pharmaceuticals, Inc. * (a)                                                                    28,700        1,099,210
OSI Pharmaceuticals, Inc. * (a)                                                                    14,150          647,221
Pfizer, Inc.                                                                                       77,300        3,080,405
Pharmacia Corp. *                                                                                  14,600          622,690
Progenics Pharmaceuticals, Inc. *                                                                   4,300           79,421
Regeneron Pharmaceuticals, Inc. * (a)                                                               4,100          115,456
Schering-Plough Corp.                                                                               2,900          103,849
Serono SA  ADR *                                                                                    1,900           42,160
Shire Pharmaceuticals Group PLC, ADR *                                                              8,000          292,800
Triangle Pharmaceuticals, Inc. * (a)                                                               22,400           89,824
Vertex Pharmaceuticals, Inc. *                                                                     16,004          393,538
ViroPharma, Inc. * (a)                                                                             24,500          562,275
Women First Healthcare, Inc.                                                                        5,700           56,943
                                                                                                              ------------
                                                                                                                13,053,731

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                                   VALUE
                                                                                                                   -----
TOTAL COMMON STOCK
(Cost: $47,531,861)                                                                                            $50,236,146
                                                                                                              ------------

                                                                                               PRINCIPAL
                                                                                                AMOUNT             VALUE
                                                                                                ------             -----
SHORT TERM INVESTMENTS - 22.64%
Navigator Securities Lending Trust, 2.25%                                                     $12,283,625      $12,283,625

T. Rowe Price Reserve Investment Fund                                                           2,861,623        2,861,623
                                                                                                              ------------
                                                                                                               $15,145,248
REPURCHASE AGREEMENTS - 2.27%
Repurchase Agreement with State Street Corp.,
   dated 12/31/2001 at 0.85%, to be repurchased
   at $1,517,072 on 01/02/2002, collateralized by
   $1,420,000 U.S. Treasury Notes, 6.13% due
   08/15/2007 (valued at $1,552,238, including
   interest)                                                                                   $1,517,000       $1,517,000
                                                                                                              ------------
TOTAL INVESTMENTS
(HEALTH SCIENCES TRUST)(Cost:$64,194,109)                                                                      $66,898,394
                                                                                                              ============


AGGRESSIVE GROWTH TRUST

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
COMMON STOCK - 81.30%
ADVERTISING - 0.47%
Lamar Advertising Company, Class A                                                                 40,200       $1,702,068
                                                                                                              ------------

APPAREL & TEXTILES - 0.65%
Cintas Corp. * (a)                                                                                 33,900        1,627,200
Vans, Inc. *                                                                                       54,800          698,152
                                                                                                              ------------
                                                                                                                 2,325,352
AUTO PARTS - 1.46%
AutoZone, Inc. *                                                                                   19,600        1,407,280
Danaher Corp.                                                                                      24,900        1,501,719
Gentex Corp. *                                                                                     88,200        2,357,586
                                                                                                              ------------
                                                                                                                 5,266,585
BANKING - 2.57%
Doral Financial Corp. *                                                                            24,500          764,645
Investors Financial Services Corp. *                                                               80,900        5,356,389
Southwest BanCorp of Texas, Inc. *                                                                 49,000        1,483,230
TCF Financial Corp. *                                                                              34,300        1,645,714
                                                                                                              ------------
                                                                                                                 9,249,978
BIOTECHNOLOGY - 0.67%
Invitrogen Corp. *                                                                                 38,900        2,409,077
                                                                                                              ------------

BROADCASTING - 0.92%
Hispanic Broadcasting Corp.                                                                        64,100        1,634,550
Univision Communications, Inc., Class A * (a)                                                      41,500        1,679,090
                                                                                                              ------------
                                                                                                                 3,313,640
BUILDING MATERIALS & CONSTRUCTION - 1.17%
Jacobs Engineering Group, Inc.                                                                     63,700        4,204,200
                                                                                                              ------------

BUSINESS SERVICES - 11.40%
Administaff, Inc. * (a)                                                                            51,600        1,414,356
Catalina Marketing Corp.                                                                           29,400        1,020,180
Corporate Executive Board Company * (a)                                                            24,200          888,140
DeVry, Inc. *                                                                                      28,800          819,360
DiamondCluster International, Inc., Class A                                                        49,400          647,140
Fiserv, Inc.                                                                                       73,500        3,110,520
Hall Kinion & Associates, Inc. (a)                                                                 49,800          467,124

BUSINESS SERVICES - CONTINUED
Iron Mountain, Inc.                                                                                51,700       $2,264,460
Kronos, Inc. *                                                                                     58,750        2,842,325
Paychex, Inc. *                                                                                   127,300        4,436,405
Robert Half International, Inc. *                                                                 244,900        6,538,830
SEI Investment Company                                                                             49,000        2,210,390
Sonicwall, Inc. * (a)                                                                             146,900        2,855,736
SunGuard Data Systems, Inc.                                                                       195,900        5,667,387
TETRA Technologies, Inc. (a)                                                                      292,499        5,823,655
                                                                                                              ------------
                                                                                                                41,006,008
CHEMICALS - 2.04%
OM Group, Inc.                                                                                     58,800        3,891,972
Techne Corp. *                                                                                     25,700          947,045
Waters Corp.                                                                                       64,600        2,503,250
                                                                                                              ------------
                                                                                                                 7,342,267
CELLULAR COMMUNICATIONS - 0.62%
AirGate PCS, Inc. * (a)                                                                            49,000        2,231,950
                                                                                                              ------------

COMPUTERS & BUSINESS EQUIPMENT - 3.06%
Aspen Technology, Inc. *                                                                           48,600          816,480
Brocade Communications Systems, Inc. *                                                             33,500        1,109,520
Henry, Jack & Associates, Inc.                                                                    195,900        4,278,456
National Instruments Corp. (a)                                                                     63,700        2,386,202
NetIQ Corp.                                                                                        49,000        1,727,740
Plexus Corp.                                                                                       25,200          669,312
                                                                                                              ------------
                                                                                                                10,987,710
CONSTRUCTION MATERIALS - 2.27%
Fastenal Company * (a)                                                                             29,400        1,953,042
Insituform Technologies, Inc., Class A (a)                                                         85,700        2,192,206
Shaw Group, Inc. * (a)                                                                            122,400        2,876,400
Simpson Manufacturing, Inc. *                                                                      19,600        1,123,080
                                                                                                              ------------
                                                                                                                 8,144,728
CRUDE PETROLEUM & NATURAL GAS - 1.51%
National Oilwell, Inc. *                                                                           97,900        2,017,719
Patterson Energy, Inc. *                                                                          146,900        3,424,239
                                                                                                              ------------
                                                                                                                 5,441,958
DRUGS & HEALTH CARE - 6.67%
AmerisourceBergen Corp.                                                                            29,400        1,868,370
Caremark Rx, Inc. *                                                                               146,900        2,395,939
CIMA Laboratories, Inc. *                                                                          15,700          567,555
Express Scripts, Inc., Class A * (a)                                                               97,900        4,577,804
First Health Group Corp. *                                                                        134,300        3,322,582
Henry Schein, Inc.                                                                                 39,200        1,451,576
IMS Health, Inc.                                                                                   49,800          971,598
Lifepoint Hospitals, Inc.                                                                          44,100        1,501,164
Lincare Holdings, Inc. *                                                                           85,500        2,449,575
Patterson Dental Company *                                                                         44,100        1,805,013
Quest Diagnostics, Inc. *                                                                          42,900        3,076,359
                                                                                                              ------------
                                                                                                                23,987,535
EDUCATIONAL SERVICES - 1.23%
Apollo Group, Inc., Class A *                                                                      97,950        4,408,730
                                                                                                              ------------

ELECTRICAL EQUIPMENT - 0.95%
Anaren Microwave, Inc. *                                                                           88,100        1,525,892
Tektronix, Inc.                                                                                    73,500        1,894,830
                                                                                                              ------------
                                                                                                                 3,420,722
ELECTRONICS - 2.87%
Jabil Circuit, Inc. *                                                                              31,700          720,224
Microchip Technology, Inc. *                                                                       97,950        3,794,583
PerkinElmer, Inc.                                                                                  69,800        2,444,396
Polycom, Inc. * (a)                                                                                97,900        3,367,760
                                                                                                              ------------
                                                                                                                10,326,963


    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
FINANCIAL SERVICES - 6.76%
Affiliated Managers Group, Inc. * (a)                                                              49,000       $3,453,520
Americredit Corp. * (a)                                                                            40,500        1,277,775
Arthur J. Gallagher & Company                                                                      38,800        1,338,212
Concord EFS, Inc. *                                                                                53,700        1,760,286
Countrywide Credit Industries, Inc. *                                                              28,700        1,175,839
Eaton Vance Corp. *                                                                                73,500        2,612,925
Federated Investors, Inc., Class B *                                                               49,000        1,562,120
Investment Technology Group, Inc. *                                                               110,150        4,303,560
Labranche & Company, Inc. * (a)                                                                    49,200        1,695,432
Legg Mason, Inc. *                                                                                 39,200        1,959,216
Waddell & Reed Financial, Inc., Class A *                                                          97,900        3,152,380
                                                                                                              ------------
                                                                                                                24,291,265
GAS & PIPELINE UTILITIES - 0.46%
Kinder Morgan, Inc. *                                                                              29,400        1,637,286
                                                                                                              ------------

HEALTHCARE PRODUCTS - 1.80%
Apria Healthcare Group, Inc. *                                                                     98,100        2,451,519
Cytyc Corp. * (a)                                                                                  73,500        1,918,350
Varian Medical Systems, Inc.                                                                       29,400        2,095,044
                                                                                                              ------------
                                                                                                                 6,464,913
HEALTHCARE SERVICES - 1.38%
Laboratory Corp. of America Holdings *                                                             29,400        2,376,990
McKesson, Inc.                                                                                     69,200        2,588,080
                                                                                                              ------------
                                                                                                                 4,965,070
HOTELS & RESTAURANTS - 2.48%
CBRL Group, Inc. *                                                                                 79,000        2,325,760
CEC Entertainment, Inc. *                                                                          19,750          856,953
Sonic Corp. *                                                                                      63,700        2,293,200
Starbucks Corp. * (a)                                                                             153,200        2,918,460
The Cheesecake Factory, Inc. *                                                                     14,700          511,119
                                                                                                              ------------
                                                                                                                 8,905,492
INSURANCE - 1.99%
ACE, Ltd. *                                                                                        41,600        1,670,240
Brown & Brown, Inc. *                                                                              47,800        1,304,940
HCC Insurance Holdings, Inc. * (a)                                                                122,400        3,372,120
Nationwide Financial Services, Inc., Class A                                                       19,100          791,886
                                                                                                              ------------
                                                                                                                 7,139,186
LEISURE TIME - 0.65%
International Game Technology                                                                      34,300        2,342,690
                                                                                                              ------------

MEDICAL-HOSPITALS - 1.76%
Community Health Systems, Inc. *                                                                   88,200        2,249,100
Health Management Association,                                                                    142,000        2,612,800
   Inc., Class A *
Province Healthcare Company * (a)                                                                  48,049        1,482,792
                                                                                                              ------------
                                                                                                                 6,344,692
PETROLEUM SERVICES - 4.27%
Cal Dive International, Inc. *                                                                     97,900        2,416,172
Cooper Cameron Corp. *                                                                             49,000        1,977,640
Core Laboratories NV * (a)                                                                         86,100        1,207,122
Hanover Compressor Company (a)                                                                    127,300        3,215,598
Newfield Exploration Company                                                                       49,000        1,739,990
Pride International, Inc. *                                                                       220,400        3,328,040
Varco International, Inc., Delaware *                                                              97,900        1,466,542
                                                                                                              ------------
                                                                                                                15,351,104
PHARMACEUTICALS - 0.66%
Medicis Pharmaceutical Corp., Class A *                                                            36,700        2,370,453
                                                                                                              ------------


RETAIL TRADE - 6.45%
99 Cents Only Stores * (a)                                                                         19,600         $746,760
American Eagle Outfitters, Inc. * (a)                                                              62,000        1,622,540
Barnes & Noble, Inc.                                                                               53,900        1,595,440
Bed Bath & Beyond, Inc.                                                                            83,300        2,823,870
BJ's Wholesale Club, Inc. *                                                                        19,300          851,130
CDW Computer Centers, Inc. *                                                                       68,600        3,684,506
Dollar Tree Stores, Inc. *                                                                         56,400        1,743,324
Foot Locker, Inc. *                                                                               293,800        4,597,970
Genesco, Inc. (a)                                                                                  49,000        1,017,240
Kohls Corp. *                                                                                      29,400        2,070,936
Too, Inc. *                                                                                        58,500        1,608,750
Williams-Sonoma, Inc. *                                                                            19,300          827,970
                                                                                                              ------------
                                                                                                                23,190,436
SEMICONDUCTORS - 5.24%
Alpha Industries, Inc. * (a)                                                                      107,700        2,347,860
Applied Micro Circuits Corp. *                                                                    107,700        1,219,164
Axcelis Technologies, Inc. *                                                                       71,700          924,213
Broadcom Corp., Class A * (a)                                                                      66,100        2,701,507
Cree, Inc. * (a)                                                                                   38,300        1,128,318
Intersil Corp., Class A *                                                                          49,000        1,580,250
LAM Research Corp. *                                                                               38,300          889,326
LTX Corp. *                                                                                        63,700        1,333,878
Micrel, Inc. *                                                                                     49,000        1,285,270
QLogic Corp.                                                                                       49,000        2,180,990
Semtech Corp. * (a)                                                                                63,700        2,273,453
Varian Semiconductor Equipment, Inc. *                                                             28,700          992,733
                                                                                                              ------------
                                                                                                                18,856,962
SOFTWARE - 3.74%
Activision, Inc. *                                                                                 62,400        1,623,024
Cerner Corp. *                                                                                     49,000        2,446,570
Citrix Systems, Inc. *                                                                             33,300          754,578
Compuware Corp. *                                                                                  95,600        1,127,124
Electronic Arts, Inc. *                                                                            38,700        2,320,065
Keane, Inc.                                                                                        88,900        1,602,867
Macrovision Corp. *                                                                                26,000          915,720
Secure Computing Corp. *                                                                           88,200        1,812,510
SmartForce PLC * (a)                                                                               33,900          839,025
                                                                                                              ------------
                                                                                                                13,441,483
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.63%
Commscope, Inc. *                                                                                  73,500        1,563,345
Comverse Technology, Inc. *                                                                        47,800        1,069,286
RF Micro Devices, Inc. *                                                                           61,200        1,176,876
Scientific-Atlanta, Inc.                                                                           96,700        2,314,998
UTStarcom, Inc.                                                                                   117,500        3,348,751
                                                                                                              ------------
                                                                                                                 9,473,256
TRUCKING & FREIGHT - 0.50%
Expeditores International of Washington, Inc.                                                      31,700        1,805,315
                                                                                                              ------------

TOTAL COMMON STOCK
(Cost: $291,666,174)                                                                                         $292,349,074
                                                                                                              ------------

                                                                                               PRINCIPAL
                                                                                                AMOUNT           VALUE
                                                                                                ------           -----
SHORT TERM INVESTMENTS - 18.70%

Navigator Securities Lending Trust, 2.25%                                                     $50,088,567      $50,088,567
Federal Home Loan Bank Consolidated
   Discount Notes, 1.47% due 01/02/2002
                                                                                               17,153,000       17,152,299
                                                                                                              ------------
                                                                                                               $67,240,866
TOTAL INVESTMENTS
(AGGRESSIVE GROWTH TRUST) (Cost:$358,907,041)                                                                 $359,589,940
                                                                                                              ============

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----

EMERGING SMALL COMPANY TRUST

COMMON STOCK - 78.21%
ADVERTISING - 0.20%
Lamar Advertising Company, Class A                                                                 23,500         $994,990
                                                                                                              ------------

AGRICULTURE - 1.02%
Bunge, Ltd. *                                                                                     219,700        5,114,616
                                                                                                              ------------

AIR TRAVEL - 0.41%
Alaska Air Group, Inc. *                                                                           49,400        1,437,540
SkyWest, Inc. *                                                                                    25,000          636,250
                                                                                                              ------------
                                                                                                                 2,073,790
APPAREL & TEXTILES - 0.92%
Jones Apparel Group, Inc.                                                                          32,000        1,061,440
Tommy Hilfiger Corp.                                                                               94,100        1,293,875
Wolverine World Wide, Inc. *                                                                      150,100        2,259,005
                                                                                                              ------------
                                                                                                                 4,614,320
AUTO PARTS - 1.15%
Gentex Corp. *                                                                                    215,000        5,746,950
                                                                                                              ------------

BANKING - 3.04%
Commerce Bancorp, Inc.                                                                             17,100          672,714
Golden State Bancorp, Inc. *                                                                      160,000        4,184,000
National Commerce Financial Corp.                                                                 105,100        2,659,030
Silicon Valley Bancshares * (a)                                                                   167,100        4,466,583
TCF Financial Corp. *                                                                              58,500        2,806,830
Wilmington Trust Corp.                                                                              7,000          443,170
                                                                                                              ------------
                                                                                                                15,232,327
BIOTECHNOLOGY - 0.93%
Aviron * (a)                                                                                       31,100        1,546,603
Exelixis, Inc. * (a)                                                                               17,200          285,864
Intermune, Inc. * (a)                                                                              29,000        1,428,540
Medicines Company (a)                                                                              51,600          598,044
Visible Genetics, Inc. * (a)                                                                       71,600          798,340
                                                                                                              ------------
                                                                                                                 4,657,391
BROADCASTING - 3.64%
Cox Radio, Inc., Class A *                                                                         49,394        1,258,559
Entercom Communications Corp.                                                                      19,900          995,000
Entravision Communications Corp., Class A                                                         399,900        4,778,805
Hispanic Broadcasting Corp.                                                                       342,900        8,743,950
Mediacom Communications Corp., Class A *                                                           81,100        1,480,886
Radio One, Inc., Class A (a)                                                                       27,300          504,231
Radio One, Inc., Class D * (a)                                                                     25,300          455,653
                                                                                                              ------------
                                                                                                                18,217,084
BUSINESS SERVICES - 4.61%
Answerthink Consulting Group *                                                                    188,400        1,230,252
Aramark Corp., Class B                                                                              6,000          161,400
Brio Technology, Inc. *                                                                            63,600          183,168
Corporate Executive Board Company *                                                                56,400        2,069,880
Cuno, Inc.                                                                                         44,200        1,348,100
DeVry, Inc. *                                                                                      51,000        1,450,950
Entrust Technologies, Inc.                                                                         97,900          997,601
HNC Software, Inc. *                                                                              150,000        3,090,000
Learning Tree International, Inc. *                                                                45,000        1,255,500
MAXIMUS, Inc. (a)                                                                                  14,700          618,282
PDI, Inc. *                                                                                       100,000        2,232,000
Probusiness Services, Inc.                                                                         50,000          940,000
Quest Software, Inc. * (a)                                                                        120,000        2,653,200
Robert Half International, Inc. *                                                                  25,000          667,500
Sapient Corp. *                                                                                   197,000        1,520,840
Sonicwall, Inc. * (a)                                                                              57,300        1,113,912

BUSINESS SERVICES - CONTINUED
Waste Connections, Inc. *                                                                          50,000       $1,549,500
                                                                                                              ------------
                                                                                                                23,082,085
CHEMICALS - 2.25%
Cambrex Corp. *                                                                                    21,000          915,600
Valspar Corp. *                                                                                   102,600        4,062,960
Waters Corp.                                                                                      163,100        6,320,125
                                                                                                              ------------
                                                                                                                11,298,685
CELLULAR COMMUNICATIONS - 1.04%
AirGate PCS, Inc. *                                                                                47,400        2,159,070
UbiquiTel, Inc. *                                                                                 174,100        1,297,045
US Unwired, Inc., Class A                                                                          31,000          315,580
Western Wireless Corp., Class A *                                                                  51,000        1,440,750
                                                                                                              ------------
                                                                                                                 5,212,445
COMPUTERS & BUSINESS EQUIPMENT - 4.70%
DMC Stratex Networks, Inc. *                                                                       52,300          406,894
Integrated Circuit Systems, Inc. *                                                                315,700        7,131,663
National Instruments Corp. (a)                                                                    123,200        4,615,072
NetIQ Corp.                                                                                        86,400        3,046,464
Precise Software Solutions, Ltd. (a)                                                               44,400          917,304
Redback Networks, Inc. * (a)                                                                      132,700          524,165
Sierra Wireless, Inc. (a)                                                                          21,200          399,620
Verity, Inc. *                                                                                     69,600        1,409,400
Western Digital Corp. *                                                                           400,000        2,508,000
Western Multiplex Corp., Class A *                                                                100,200          541,080
Wind River Systems, Inc. *                                                                        114,600        2,052,486
                                                                                                              ------------
                                                                                                                23,552,148
CONSTRUCTION MATERIALS - 1.27%
Roper Industries, Inc. *                                                                          129,000        6,385,500
                                                                                                              ------------

CRUDE PETROLEUM & NATURAL GAS - 0.75%
Cabot Oil & Gas Corp., Class A                                                                     75,700        1,820,585
Hydril Company                                                                                    110,100        1,941,063
                                                                                                              ------------
                                                                                                                 3,761,648
DOMESTIC OIL - 1.75%
Chesapeake Energy Corp. *                                                                         184,000        1,216,240
Oil States International, Inc.                                                                    100,000          910,000
Spinnaker Exploration Company                                                                      47,400        1,950,984
Stone Energy Corp. *                                                                               25,910        1,023,445
Swift Energy Company *                                                                             80,000        1,616,000
Tom Brown, Inc.                                                                                    75,500        2,039,255
                                                                                                              ------------
                                                                                                                 8,755,924
DRUGS & HEALTH CARE - 2.51%
Alkermes, Inc. * (a)                                                                               63,000        1,660,680
ALPHARMA, Inc., Class A * (a)                                                                      67,400        1,782,730
Corixa Corp. * (a)                                                                                 34,702          522,959
Inhale Therapeutic Systems, Inc. * (a)                                                            165,800        3,075,590
Parexel International Corp.                                                                        32,800          470,680
Renal Care Group, Inc. *                                                                           62,900        2,019,090
Titan Pharmaceuticals, Inc. *                                                                     104,200        1,022,202
Ventana Medical Systems, Inc. (a)                                                                  39,900          902,538
Versicor, Inc. *                                                                                   54,600        1,111,110
                                                                                                              ------------
                                                                                                                12,567,579
ELECTRICAL EQUIPMENT - 2.96%
Advanced Energy Industries, Inc. * (a)                                                            188,600        5,024,304
Anaren Microwave, Inc. *                                                                          102,800        1,780,496
Power-One, Inc. * (a)                                                                              90,000          936,900
Tektronix, Inc.                                                                                   274,400        7,074,032
                                                                                                              ------------
                                                                                                                14,815,732
ELECTRIC UTILITIES - 0.30%
Orion Power Holdings, Inc. (a)                                                                     40,300        1,051,830

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
ELECTRIC UTILITIES - CONTINUED
Sierra Pacific Resources * (a)                                                                     30,100         $453,005
                                                                                                              ------------
                                                                                                                 1,504,835
ELECTRONICS - 6.98%
DDI Corp. *                                                                                       340,900        3,354,456
Jabil Circuit, Inc. *                                                                              70,000        1,590,400
L-3 Communications Holdings, Inc. *                                                                25,000        2,250,000
Mettler-Toledo International, Inc. *                                                              174,600        9,053,010
Nanometrics, Inc. * (a)                                                                            55,500        1,076,700
PerkinElmer, Inc.                                                                                 338,745       11,862,850
Polycom, Inc. *                                                                                    76,800        2,641,920
Varian, Inc. *                                                                                     96,200        3,120,728
                                                                                                              ------------
                                                                                                                34,950,064
FINANCIAL SERVICES - 3.79%
Allied Capital Corp.                                                                               41,000        1,066,000
Concord EFS, Inc. *                                                                               142,000        4,654,760
Federated Investors, Inc., Class B *                                                              135,000        4,303,800
Instinet Group, Inc. (a)                                                                          114,900        1,154,745
Investment Technology Group, Inc. *                                                                26,785        1,046,490
Knight Trading Group, Inc.                                                                        150,000        1,653,000
Labranche & Company, Inc. * (a)                                                                    86,800        2,991,128
Radian Group, Inc.                                                                                 11,400          489,630
Waddell & Reed Financial, Inc., Class A *                                                          50,600        1,629,320
                                                                                                              ------------
                                                                                                                18,988,873
FOOD & BEVERAGES - 1.21%
Dean Foods Company * (a)                                                                           52,500        3,580,500
Performance Food Group Company * (a)                                                               70,000        2,461,900
                                                                                                              ------------
                                                                                                                 6,042,400
GAS & PIPELINE UTILITIES - 0.19%
Atmos Energy Corp.                                                                                 43,800          930,750
                                                                                                              ------------

HEALTHCARE PRODUCTS - 0.85%
Varian Medical Systems, Inc.                                                                       60,000        4,275,600
                                                                                                              ------------

HEALTHCARE SERVICES - 0.34%
Laboratory Corp. of America Holdings *                                                             21,400        1,730,190
                                                                                                              ------------

HOTELS & RESTAURANTS - 0.74%
Brinker International, Inc. *                                                                      27,250          810,960
Jack In the Box, Inc. *                                                                            64,000        1,762,560
Station Casinos, Inc. * (a)                                                                       100,000        1,119,000
                                                                                                              ------------
                                                                                                                 3,692,520
INDUSTRIAL MACHINERY - 0.31%
AGCO Corp. *                                                                                      100,000        1,578,000
                                                                                                              ------------

INSURANCE - 0.75%
Mutual Risk Mangement, Ltd. (a)                                                                    30,300          221,190
Reinsurance Group America, Inc. *                                                                 106,300        3,537,664
                                                                                                              ------------
                                                                                                                 3,758,854
INTERNATIONAL OIL - 0.23%
Trico Marine Services, Inc.                                                                       150,000        1,132,500
                                                                                                              ------------

INTERNET CONTENT - 0.30%
CNET Networks, Inc. * (a)                                                                         103,248          926,135
I2 Technologies, Inc. *                                                                            71,000          560,900
                                                                                                              ------------
                                                                                                                 1,487,035
INTERNET SERVICE PROVIDER - 2.03%
Check Point Software
    Technologies, Ltd. (a)                                                                        118,200        4,714,998
Overture Service, Inc. (a)                                                                         68,500        2,426,955
RSA Security, Inc. * (a)                                                                          119,700        2,089,962

INTERNET SERVICE PROVIDER - CONTINUED
Ticketmaster, Class B *                                                                            57,627         $944,507
                                                                                                              ------------
                                                                                                                10,176,422
INTERNET SOFTWARE - 1.49%
Centillium Communications, Inc. *                                                                 250,000        1,965,000
Interwoven, Inc. *                                                                                 85,700          834,718
Liberate Technologies, Inc. * (a)                                                                  58,500          671,580
Openwave Systems, Inc.                                                                             40,460          396,103
Retek, Inc. *                                                                                     106,100        3,169,207
WebMethods, Inc. * (a)                                                                             25,800          432,408
                                                                                                              ------------
                                                                                                                 7,469,016
INVESTMENT COMPANIES - 0.21%
Affiliated Managers Group, Inc. * (a),                                                             15,000        1,057,200
                                                                                                              ------------

LEISURE TIME - 0.74%
Callaway Golf Company *                                                                            50,000          957,500
Gemstar TV Guide International, Inc. *                                                            100,000        2,770,000
                                                                                                              ------------
                                                                                                                 3,727,500
LIQUOR - 1.07%
Adolph Coors Company, Class B *                                                                   100,000        5,340,000
                                                                                                              ------------

PETROLEUM SERVICES - 2.92%
Atwood Oceanics, Inc. *                                                                           113,400        3,951,990
Newfield Exploration Company                                                                      114,400        4,062,344
Pride International, Inc. *                                                                       120,300        1,816,530
Rowan Companies, Inc. *                                                                            53,800        1,042,106
Superior Energy Services, Inc.                                                                     99,300          858,945
Varco International, Inc., Delaware *                                                             192,374        2,881,763
                                                                                                              ------------
                                                                                                                14,613,678
PHARMACEUTICALS - 2.06%
Abgenix, Inc. *,                                                                                  108,300        3,643,212
Alexion Pharmaceuticals, Inc. *                                                                    19,900          486,356
ICN Pharmaceuticals, Inc.                                                                          60,000        2,010,000
NPS Pharmaceuticals, Inc. *                                                                        35,700        1,367,310
OSI Pharmaceuticals, Inc. *                                                                        27,900        1,276,146
Pharmaceutical Product Development, Inc. *                                                         33,100        1,069,461
Shire Pharmaceuticals Group PLC, ADR *                                                             13,200          483,120
                                                                                                              ------------
                                                                                                                10,335,605
REAL ESTATE - 1.35%
Alexandria Real Estate Equities, Inc., REITS                                                        9,900          406,890
Brandywine Realty Trust, SBI                                                                       16,400          345,548
Duke-Weeks Realty Investments, Inc. *                                                              25,800          627,714
General Growth Properties, Inc. *                                                                  30,800        1,195,040
MeriStar Hospitality Corp., REIT                                                                   51,300          728,460
Security Capital Group, Inc., Class B *                                                            99,900        2,534,463
SL Green Realty Corp.                                                                              30,900          948,939
                                                                                                              ------------
                                                                                                                 6,787,054
RETAIL TRADE - 0.24%
Abercrombie & Fitch Company, Class A *                                                             29,900          793,247
Mens Wearhouse, Inc. (a)                                                                           21,000          433,650
                                                                                                              ------------
                                                                                                                 1,226,897
SEMICONDUCTORS - 8.72%
AXT, Inc. * (a),                                                                                   56,000          808,080
Cirrus Logic, Inc. * (a)                                                                          187,900        2,484,038
Credence Systems Corp.                                                                            160,700        2,984,199
Emcore Corp. * (a)                                                                                101,800        1,369,210
Intersil Holding Corp., Class A *                                                                  67,900        2,189,775
LAM Research Corp. *                                                                              186,700        4,335,174
Lattice Semiconductor Corp. *                                                                     140,000        2,879,800
Micrel, Inc. *                                                                                    154,300        4,047,289
Novellus Systems, Inc. *                                                                           60,000        2,367,000
PMC-Sierra, Inc. (a)                                                                              115,271        2,450,661

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
SEMICONDUCTORS - CONTINUED
QLogic Corp.                                                                                       15,700         $698,807
Rudolph Technologies, Inc. * (a)                                                                  175,000        6,006,000
Semtech Corp. *                                                                                   110,700        3,950,883
Silicon Laboratories, Inc. * (a)                                                                   54,900        1,850,679
Triquint Semiconductor, Inc. *                                                                     62,500          766,250
Varian Semiconductor Equipment, Inc. *                                                            130,000        4,496,700
                                                                                                              ------------
                                                                                                                43,684,545
SOFTWARE - 4.34%
Actuate Corp. * (a)                                                                               106,500          561,255
Avocent Corp.                                                                                      89,996        2,182,403
BEA Systems, Inc. *                                                                               188,400        2,901,360
Informatica Corp. *                                                                                54,100          784,991
Intuit, Inc. *                                                                                     75,600        3,234,168
Matrixone, Inc.                                                                                    23,900          310,461
Mercury Interactive Corp. *                                                                        58,300        1,981,034
Micromuse, Inc. *                                                                                 340,600        5,109,000
Serena Software, Inc. *                                                                            39,100          850,034
Synopsys, Inc.                                                                                     64,600        3,815,922
                                                                                                              ------------
                                                                                                                21,730,628
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.73%
Advanced Fibre Communications, Inc. *                                                              98,500        1,740,495
Alaska Communications Systems, Inc. *                                                             106,500          848,805
Powerwave Technologies, Inc. *                                                                    105,000        1,814,400
Tekelec , Inc.(a)                                                                                  94,000        1,702,340
TeleCorp PCS, Inc., Class A * (a)                                                                 204,900        2,555,103
                                                                                                              ------------
                                                                                                                 8,661,143
TELEPHONE - 0.19%
CenturyTel, Inc. *                                                                                 29,500          967,600
                                                                                                              ------------

TRANSPORTATION - 0.81%
C. H. Robinson Worldwide, Inc. *                                                                  141,000        4,077,015
                                                                                                              ------------

TRUCKING & FREIGHT - 1.17%
Expeditores International of Washington, Inc.                                                     102,600        5,843,070
                                                                                                              ------------

TOTAL COMMON STOCK
(Cost: $374,995,586)                                                                                          $391,852,208
                                                                                                              ------------


                                                                                               PRINCIPAL
                                                                                                AMOUNT             VALUE
                                                                                                ------             -----

SHORT TERM INVESTMENTS - 10.41%

Navigator Securities Lending Trust, 2.25%                                                     $52,149,627      $52,149,627
                                                                                                              ------------
REPURCHASE AGREEMENTS - 11.38%
Repurchase Agreement with State Street Corp.,
   dated 12/31/2001at 0.85%, to be repurchased
   at 57,009,692 on 01/02/2002, collaterized by
   54,210,000 U.S. Treasury Bonds, 6.25% due
   08/15/2003 (valued at 58,148,682, including
   interest)                                                                                  $57,007,000      $57,007,000
                                                                                                              ------------
TOTAL INVESTMENTS
(EMERGING SMALL COMPANY TRUST)
(Cost: $484,152,213)                                                                                          $501,008,835
                                                                                                              ============



SMALL COMPANY BLEND TRUST

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
COMMON STOCK - 74.75%
AIR TRAVEL - 0.23%
America West Holding Corp., Class B * (a)                                                          14,000          $49,000
SkyWest, Inc. *                                                                                    16,100          409,745
                                                                                                              ------------
                                                                                                                   458,745
APPAREL & TEXTILES - 0.76%
Kellwood Company (a)                                                                               15,500         $372,155
Novel Denim Holdings, Ltd. *                                                                       32,000          374,400
Stride Rite Corp. *                                                                                43,100          282,305
Tefron, Ltd. *                                                                                     14,500           26,825
Vans, Inc. *                                                                                       37,000          471,380
                                                                                                              ------------
                                                                                                                 1,527,065
AUTO PARTS - 0.52%
Borg-Warner Automotive, Inc. *                                                                      8,500          444,125
CSK Auto Corp. *                                                                                   60,000          597,000
                                                                                                              ------------
                                                                                                                 1,041,125
AUTO SERVICES - 0.48%
Dollar Thrifty Automotive Group, Inc. * (a)                                                        16,000          248,000
Lithia Motors, Inc., Class A                                                                        4,600           95,220
Pennzoil-Quaker State Company *                                                                    43,000          621,350
                                                                                                              ------------
                                                                                                                   964,570
AUTOMOBILES - 1.00%
Polaris Industries, Inc. * (a)                                                                     35,000        2,021,250
                                                                                                              ------------

BANKING - 4.17%
Banknorth Group, Inc.                                                                              13,687          308,231
BankUnited Financial Corp., Class A                                                                72,000        1,069,200
BOK Financial Corp. *                                                                              33,979        1,070,678
Citizens Banking Corp.                                                                             24,900          818,712
Commerce Bancorp, Inc.                                                                             19,000          747,460
Community First Bankshares, Inc. *                                                                 20,500          526,645
First Midwest Bancorp, Inc.                                                                        32,250          941,378
Net.B@nk, Inc. * (a)                                                                               30,000          314,400
Pacific Century Financial Corp. *                                                                  22,000          569,580
Provident Bankshares Corp.                                                                         20,000          486,000
Santander Bancorp *                                                                                12,000          232,920
South Financial Group, Inc. * (a)                                                                   8,100          143,775
Sterling Bancshares, Inc. *                                                                        16,500          206,580
Waypoint Financial Corp.                                                                           63,000          950,040
                                                                                                              ------------
                                                                                                                 8,385,599
BIOTECHNOLOGY - 2.10%
Aviron *                                                                                           16,000          795,680
COR Therapeutics, Inc. * (a)                                                                       20,000          478,600
Exelixis, Inc. * (a)                                                                               95,700        1,590,534
Tanox, Inc. (a)                                                                                    16,000          296,040
Trimeris, Inc. * (a)                                                                               23,500        1,056,795
                                                                                                              ------------
                                                                                                                 4,217,649
BROADCASTING - 3.30%
Acme Communications, Inc. * (a)                                                                    10,800           72,792
Classic Communications, Inc., Class A *                                                            10,000              100
Cox Radio, Inc., Class A *                                                                         17,000          433,160
Cumulus Media, Inc., Class A *                                                                     18,500          299,330
Emmis Communications Corp., Class A * (a)                                                          27,400          647,736
Entercom Communications Corp.                                                                      14,500          725,000
Entravision Communications Corp., Class A (a)                                                      34,000          406,300
Gray Communications Systems, Inc., Class B *                                                        5,000           51,950
Mediacom Communications Corp., Class A * (a)                                                       34,800          635,448
Radio One, Inc., Class A (a)                                                                        9,400          173,618
Radio One, Inc., Class D * (a)                                                                     68,800        1,239,088
Regent Communications, Inc. *                                                                      14,200           95,850
Westwood One, Inc.                                                                                 24,500          736,225
World Wrestling Federation
   Entertainment, Inc., Class A * (a)                                                              24,400          320,860
XM Satellite Radio Holdings, Inc., Class A * (a)                                                   30,000          550,800
Young Broadcasting, Inc., Class A *                                                                14,500          260,275
                                                                                                              ------------
                                                                                                                 6,648,532

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
BUSINESS SERVICES - 4.03%
Administaff, Inc. * (a)                                                                             6,000         $164,460
ADVO, Inc. *                                                                                       18,800          808,400
Arbitron, Inc. *                                                                                   27,800          949,370
Armor Holdings, Inc. * (a)                                                                         45,000        1,214,550
Banta Corp.                                                                                        23,400          690,768
Costar Group, Inc. *                                                                               32,000          768,320
Kendle International, Inc. * (a)                                                                   30,000          604,800
Penton Media, Inc.                                                                                 37,100          232,246
Quanta Services, Inc. * (a)                                                                        66,400        1,024,552
Quest Software, Inc. * (a)                                                                         25,700          568,227
Resources Connection, Inc.                                                                         23,500          618,755
StarTek, Inc. *                                                                                    25,000          473,750
                                                                                                              ------------
                                                                                                                 8,118,198
CABLE AND TELEVISION - 0.70%
Insight Communications, Inc., Class A *                                                            58,000        1,401,280
                                                                                                              ------------

CHEMICALS - 2.81%
Ferro Corp.                                                                                        64,500        1,664,100
Lyondell Chemical Company                                                                          27,700          396,941
NOVA Chemicals Corp. (a)                                                                           59,000        1,136,930
OM Group, Inc.                                                                                      8,500          562,615
Scotts Company, Class A                                                                            31,500        1,499,400
Spartech Corp. *                                                                                    6,900          141,795
Valence Technology, Inc. (a)                                                                       73,000          246,010
                                                                                                              ------------
                                                                                                                 5,647,791
COAL - 0.14%
Massey Energy Corp. *                                                                              13,500          279,855
                                                                                                              ------------

COMPUTERS & BUSINESS EQUIPMENT - 3.93%
Alliance Fiber Optic Products, Inc. *                                                              61,200           86,904
Avanex Corp. *                                                                                    128,900          760,510
FEI Company *                                                                                      10,000          315,100
Helix Technology Corp. * (a)                                                                       47,400        1,068,870
Intergraph Corp.                                                                                   39,000          535,860
Ixia * (a)                                                                                         33,000          424,050
Logicvision, Inc * (a)                                                                             45,000          573,750
Microtune, Inc.                                                                                    21,200          497,352
NetIQ Corp. (a)                                                                                    43,000        1,516,180
NetScreen Technologies, Inc. * (a)                                                                  1,700           37,621
ONI Systems Corp. *                                                                                21,600          135,432
Optical Communication Products, Class A *                                                          64,900          255,706
Pinnacle Systems, Inc.                                                                            100,000          794,000
Pixar * (a)                                                                                        12,000          431,520
Witness Systems, Inc. *                                                                            35,000          466,200
                                                                                                              ------------
                                                                                                                 7,899,055
CONSTRUCTION MATERIALS - 0.51%
Columbus McKinnon Corp. *                                                                          41,000          420,250
Oshkosh Truck Corp., Class B                                                                       12,350          602,062
                                                                                                              ------------
                                                                                                                 1,022,312
CONSTRUCTION & MINING EQUIPMENT - 0.30%
Astec Industries, Inc. *                                                                           41,900          605,874
                                                                                                              ------------

CRUDE PETROLEUM & NATURAL GAS - 0.64%
Helmerich & Payne, Inc. *                                                                          21,500          717,670
Hydril Company                                                                                     22,700          400,201
Pioneer Natural Resources Company                                                                   8,400          161,784
                                                                                                              ------------
                                                                                                                 1,279,655
DRUGS & HEALTH CARE - 4.21%
3-Dimensional Pharmaceutical, Inc. *                                                               21,500          182,535
Aclara Biosciences, Inc. *                                                                         25,000          126,750


DRUGS & HEALTH CARE - CONTINUED
Antigenics, Inc. (a)                                                                               34,000         $557,600
Charles River Laboratories International, Inc. *                                                    2,700           90,396
Chromavision Medical Systems, Inc. * (a)                                                           82,000          368,180
Diversa Corp. *                                                                                    20,100          284,415
Durect Corp., Inc.                                                                                 36,300          420,717
Genaissance Pharmaceuticals, Inc. * (a)                                                            19,900           92,535
Gene Logic, Inc. * (a)                                                                             13,800          259,992
Heska Corp.                                                                                        83,000           83,000
ILEX Oncology, Inc.                                                                                29,500          797,680
Illumina, Inc. * (a)                                                                               43,500          511,560
Lexicon Genetics, Inc.                                                                             28,500          328,890
Lifepoint Hospitals, Inc.                                                                          29,000          987,160
Scios, Inc. * (a)                                                                                  24,200          575,234
Sicor, Inc. * (a)                                                                                  19,700          308,896
SonoSight, Inc. * (a)                                                                              17,000          436,730
Trigon Healthcare, Inc. *                                                                           9,000          625,050
Vical, Inc. *                                                                                       8,200          100,368
Wilson Greatbatch Technologies, Inc. *                                                             25,100          906,110
Wright Medical Group, Inc. *                                                                       24,400          436,760
                                                                                                              ------------
                                                                                                                 8,480,558
ELECTRICAL EQUIPMENT - 3.35%
Advanced Energy Industries, Inc. * (a)                                                             62,600        1,667,664
Anaren Microwave, Inc. * (a)                                                                       20,100          348,132
Cable Design Technologies Corp. *                                                                  50,000          684,000
Dupont Photomasks, Inc.                                                                             7,000          304,150
Electro Scientific Industries, Inc. *                                                              59,500        1,785,595
Power-One, Inc. *                                                                                  86,000          895,260
Rayovac Corp. * (a)                                                                                18,500          325,600
UCAR International, Inc.                                                                           52,500          561,750
Wesco International, Inc. * (a)                                                                    33,000          163,350
                                                                                                              ------------
                                                                                                                 6,735,501
ELECTRIC UTILITIES - 0.22%
Consol Energy, Inc. *                                                                              17,500          434,700
                                                                                                              ------------

ELECTRONICS - 1.93%
Anadigics, Inc. *                                                                                  29,300          446,825
Cymer, Inc. *                                                                                      48,000        1,283,040
LoJack Corp.                                                                                       25,000          136,250
Nanometrics, Inc. * (a)                                                                            22,000          426,800
Photon Dynamics, Inc.                                                                               6,000          273,900
Polycom, Inc. * (a)                                                                                23,000          791,200
Zygo Corp.                                                                                         33,400          531,060
                                                                                                              ------------
                                                                                                                 3,889,075
ENERGY - 0.50%
Energen Corp. *                                                                                    40,400          995,860
                                                                                                              ------------

FINANCIAL SERVICES - 2.93%
America First Mortgage Investments, Inc.                                                           20,000          175,000
Americredit Corp. * (a)                                                                            32,800        1,034,840
Annaly Mortgage Management, Inc., REIT                                                             95,500        1,528,000
Fulton Financial Corp. * (a)                                                                       23,537          513,813
Harbor Florida Bancshares, Inc.                                                                     6,000          102,000
Jeffries Group, Inc. *                                                                             22,000          930,820
Lendingtree, Inc. * (a)                                                                            92,700          546,930
Numerical Technologies, Inc. * (a)                                                                 18,800          661,760
San Juan Basin Royalty Trust *                                                                     42,000          402,780
                                                                                                              ------------
                                                                                                                 5,895,943
FOOD & BEVERAGES - 2.59%
Dreyers Grand Ice Cream, Inc. * (a)                                                                73,700        2,838,187
Flowers Foods, Inc. *                                                                               1,600           63,872

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
FOOD & BEVERAGES - CONTINUED
Hain Celestial Group, Inc. *                                                                       20,500         $562,930
Robert Mondavi Corp., Class A (a)                                                                  15,500          589,000
Suprema Specialties, Inc.                                                                           3,800           49,400
Tootsie Roll Industries, Inc. *                                                                    28,604        1,117,844
                                                                                                              ------------
                                                                                                                 5,221,233
FUNERAL SERVICES - 0.31%
Carriage Services, Inc., Class A *                                                                 28,500          150,195
Stewart Enterprises, Inc., Class A                                                                 80,000          479,200
                                                                                                              ------------
                                                                                                                   629,395
GAS & PIPELINE UTILITIES - 0.89%
New Jersey Resources Corp. *                                                                        8,000          374,400
South Jersey Industries, Inc. *                                                                    10,100          329,260
Southwest Gas Corp. *                                                                              25,500          569,925
WGL Holdings, Inc. * (a)                                                                           18,000          523,260
                                                                                                              ------------
                                                                                                                 1,796,845
HEALTHCARE PRODUCTS - 0.19%
Aspect Medical Systems, Inc. *                                                                     38,500          385,000
                                                                                                              ------------

HEALTHCARE SERVICES - 0.71%
Triad Hospitals, Inc. (a)                                                                          20,000          587,000
Unilab Corp. *                                                                                     33,400          838,340
                                                                                                              ------------
                                                                                                                 1,425,340
HOMEBUILDERS - 0.13%
NVR, Inc. *                                                                                         1,300          263,145
                                                                                                              ------------

HOTELS & RESTAURANTS - 1.61%
California Pizza Kitchen, Inc. * (a)                                                               44,200        1,093,950
CEC Entertainment, Inc. *                                                                          23,500        1,019,665
Ruby Tuesday, Inc. *                                                                               54,600        1,126,398
                                                                                                              ------------
                                                                                                                 3,240,013
HOUSEHOLD APPLIANCES - 0.44%
Libbey, Inc. *                                                                                     27,000          881,550
                                                                                                              ------------

HOUSEHOLD PRODUCTS - 0.29%
Martha Stewart Living Omnimedia, Inc.,
   Class A (a)                                                                                     35,500          583,975
                                                                                                              ------------

INDUSTRIAL MACHINERY - 2.89%
AptarGroup, Inc.                                                                                   38,600        1,352,158
Briggs & Stratton Corp. * (a)                                                                      28,900        1,234,030
Cummins Engine, Inc. * (a)                                                                         11,000          423,940
Donaldson Company, Inc. * (a)                                                                      13,500          524,340
Gardner Denver, Inc. *                                                                             27,500          613,800
Pentair, Inc. *                                                                                    40,800        1,489,608
UNOVA, Inc. * (a)                                                                                  30,000          174,000
                                                                                                              ------------
                                                                                                                 5,811,876
INSURANCE - 2.96%
Everest Re Group, Ltd. *                                                                           13,000          919,100
Fidelity National Financial, Inc. *                                                                38,400          952,320
First American Financial Corp  . (a)                                                               40,000          749,600
Harleysville Group, Inc.                                                                            3,500           83,615
Max Re Capital, Ltd *                                                                              13,000          203,580
Philadelphia Consolidated Holding Corp. *                                                          24,800          935,208
W.R. Berkley Corp. *                                                                               23,600        1,267,320
Willis Group Holdings, Ltd. * (a)                                                                   9,400          221,370
Zenith National Insurance Corp. *                                                                  22,000          614,680
                                                                                                              ------------
                                                                                                                 5,946,793
INTERNET CONTENT - 1.57%
Alloy, Inc. * (a)                                                                                  24,000          516,720
Click2learn, Inc. * (a)                                                                            28,000           84,000

INTERNET CONTENT - CONTINUED

CNET Networks, Inc. * (a)                                                                          66,700         $598,299
Digital Insight Corp. * (a)                                                                        39,500          883,220
DoubleClick, Inc.                                                                                  36,000          408,240
NDS Group PLC, ADR *                                                                                5,600          112,280
Netratings, Inc. (a)                                                                               33,000          517,440
Online Resources *                                                                                 20,500           47,150
                                                                                                              ------------
                                                                                                                 3,167,349
INTERNET SERVICE PROVIDER - 0.15%
HomeStore.com, Inc. (a)                                                                           120,000          302,400
                                                                                                              ------------

INTERNET SOFTWARE - 0.53%
Ariba, Inc. * (a)                                                                                 103,000          634,480
Macromedia, Inc. * (a)                                                                             20,000          356,000
National Information Consortium, Inc.                                                              23,300           74,094
                                                                                                              ------------
                                                                                                                 1,064,574
INVESTMENT COMPANIES - 1.02%
American Capital Strategies, Ltd.                                                                  60,500        1,715,175
Medallion Financial Corp. *                                                                        43,500          343,650
                                                                                                              ------------
                                                                                                                 2,058,825
LEISURE TIME - 1.45%
Arctic Cat, Inc. *                                                                                 15,000          255,000
International Speedway Corp., Class A                                                              10,300          402,730
Intrawest Corp. *                                                                                  14,000          245,000
Speedway Motorsports, Inc. (a)                                                                     59,000        1,491,520
Steiner Leisure, Ltd. *                                                                            24,600          522,750
                                                                                                              ------------
                                                                                                                 2,917,000
LIFE SCIENCES - 0.19%
Protein Design Laboratories, Inc. * (a)                                                            11,800          387,040
                                                                                                              ------------

LIQUOR - 0.56%
Adolph Coors Company, Class B *                                                                    21,000        1,121,400
                                                                                                              ------------

MANUFACTURING - 0.35%
York International Corp. *                                                                         18,500          705,405
                                                                                                              ------------

PAPER - 0.25%
Potlatch Corp. *                                                                                   17,400          510,168
                                                                                                              ------------

PETROLEUM SERVICES - 0.27%
SEACOR SMIT, Inc. *                                                                                11,550          535,920
                                                                                                              ------------

PHARMACEUTICALS - 0.03%
American Pharmaceutical Partners, Inc. * (a)                                                        3,100           64,480
                                                                                                              ------------

PUBLISHING - 0.48%
American Greetings Corp., Class A * (a)                                                            21,700          299,026
Media General, Inc., Class A *                                                                      7,200          358,776
PRIMEDIA, Inc. *                                                                                   71,631          311,595
                                                                                                              ------------
                                                                                                                   969,397
REAL ESTATE - 1.60%
ANC Rental Corp. * (a)                                                                            694,000           55,520
Anthracite Capital, Inc., REIT                                                                     68,500          752,815
Insignia Financial Group, Inc. * (a)                                                               49,000          529,200
MeriStar Hospitality Corp., REIT                                                                   61,300          870,460
SL Green Realty Corp. (a)                                                                          15,500          476,005
Trammell Crow Company *                                                                            46,300          541,710
                                                                                                              ------------
                                                                                                                 3,225,710
RETAIL TRADE - 4.00%
American Eagle Outfitters, Inc. * (a)                                                              36,500          955,205


    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
RETAIL TRADE - CONTINUED
Charlotte Russe Holding, Inc. (a)                                                                  35,400         $658,794
Dollar Tree Stores, Inc. *                                                                         62,300        1,925,693
Factory 2-U Stores, Inc. *                                                                         31,800          637,272
FTD.com, Inc., Class A                                                                             90,000          630,000
Gaiam, Inc., Class A *                                                                              2,500           54,500
Galyan's Trading, Inc. (a)                                                                          6,100           86,864
Genesco, Inc. (a)                                                                                  28,100          583,356
School Specialty, Inc. * (a)                                                                       23,000          526,240
Williams-Sonoma, Inc. * (a)                                                                        46,500        1,994,850
                                                                                                              ------------
                                                                                                                 8,052,774
SANITARY SERVICES - 0.29%
Ionics, Inc. (a)                                                                                   19,500          585,585
                                                                                                              ------------

SEMICONDUCTORS - 6.99%
American Superconductor Corp. *                                                                    33,900          415,614
ASM International NV * (a)                                                                         35,000          682,850
BE Semiconductor Industries * (a)                                                                  17,000          141,950
Bookham Technology PLC, ADR * (a)                                                                  25,100           61,495
Credence Systems Corp.                                                                             76,000        1,411,320
Electroglas, Inc. *                                                                                40,200          593,754
Emcore Corp. * (a)                                                                                105,300        1,416,285
Exar Corp. *                                                                                       67,700        1,411,545
Kulicke & Soffa Industries, Inc. (a)                                                              100,500        1,723,575
LTX Corp. *                                                                                        92,600        1,939,044
MIPS Technologies, Inc., Class A (a)                                                               21,500          185,760
MIPS Technologies, Inc., Class B                                                                    4,000           31,920
Monolithic System Technology, Inc. * (a)                                                           10,500          216,300
Multilink Technology Corp. * (a)                                                                   74,000          479,520
Power Integrations, Inc. *                                                                         23,200          529,888
Therma-Wave, Inc. *                                                                                49,000          731,080
TranSwitch Corp. *                                                                                 26,000          117,000
Triquint Semiconductor, Inc. *                                                                     27,222          333,742
Tvia, Inc. * (a)                                                                                    8,200           14,350
Veeco Instruments, Inc. * (a)                                                                      45,100        1,625,855
                                                                                                              ------------
                                                                                                                14,062,847
SOFTWARE - 1.36%
Adept Technology, Inc. * (a)                                                                       30,000          120,000
Click Commerce, Inc.                                                                              138,700          438,292
Cognizant Technology Solutions Corp.,
   Class A * (a)                                                                                   12,000          491,760
Earthlink, Inc.                                                                                    47,200          574,424
Informax, Inc. (a)                                                                                 15,000           44,250
Matrixone, Inc.                                                                                    27,400          355,926
MicroStrategy, Inc., Class A * (a)                                                                 65,000          250,250
Moldflow Corp. * (a)                                                                                5,300           75,896
Saba Software, Inc. (a)                                                                            37,800          197,316
Selectica, Inc. *                                                                                  31,700          191,785
                                                                                                              ------------
                                                                                                                 2,739,899
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.86%
Advanced Fibre Communications, Inc. * (a)                                                          22,700          401,109
Aspect Communications, Inc. *                                                                      89,000          345,320
Carrier Access Corp. *                                                                             43,500          127,020
Metawave Communications Corp. * (a)                                                                15,600           48,672
MRV Communications, Inc.                                                                           31,003          131,453
New Focus, Inc. * (a)                                                                              17,700           67,437
Newport Corp. (a)                                                                                  32,000          616,960
                                                                                                              ------------
                                                                                                                 1,737,971
TELEPHONE - 0.00%
WorldCom, Inc.-MCI Group                                                                               47              597
                                                                                                              ------------


TIRES & RUBBER - 0.12%
Bandag, Inc.                                                                                        7,000         $243,320
                                                                                                              ------------

TRANSPORTATION - 0.05%
U. S. Xpress Enterprises, Inc., Class A                                                            10,500           95,130
                                                                                                              ------------

TRAVEL SERVICES - 0.29%
Hotel Reservations Network, Inc., Class A *                                                        12,600          579,600
                                                                                                              ------------

TRUCKING & FREIGHT - 0.57%
Hub Group, Inc., Class A *                                                                         22,300          233,704
Swift Transportation, Inc.                                                                         17,000          365,670
Werner Enterprises, Inc. *                                                                         22,500          546,750
                                                                                                              ------------
                                                                                                                 1,146,124
TOTAL COMMON STOCK
(Cost: $157,653,066)                                                                                          $150,408,872
                                                                                                              ------------


                                                                                               PRINCIPAL
                                                                                                AMOUNT              VALUE
                                                                                                ------              -----

SHORT TERM INVESTMENTS - 19.27%
Navigator Securities Lending Trust, 2.25%                                                     $38,769,369      $38,769,369

REPURCHASE AGREEMENTS - 5.98%
   Repurchase Agreement with State Street Corp.,
   dated 12/31/2001 at 0.85%, to be repurchased
   at $12,039,569 on 01/02/2002, collateralized
   by $12,330,000 U.S. Treasury Bills, zero
   coupon due 03/21/2002 (valued at $12,283,689,
   including interest)                                                                        $12,039,000      $12,039,000
                                                                                                              ------------


TOTAL INVESTMENTS
(SMALL COMPANY BLEND TRUST)(Cost:$208,461,435)                                                                $201,217,241
                                                                                                              ============


DYNAMIC GROWTH TRUST

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
COMMON STOCK - 72.60%
ADVERTISING - 2.62%
Lamar Advertising Company, Class A                                                                 64,005       $2,709,972
TMP Worldwide, Inc. * (a)                                                                          38,655        1,658,299
                                                                                                              ------------
                                                                                                                 4,368,271
AIR TRAVEL - 1.59%
Ryanair Holdings PLC, ADR * (a)                                                                    82,580        2,646,689
                                                                                                              ------------

BANKING - 0.74%
National Commerce Financial Corp.                                                                  25,365          641,735
North Fork BanCorp, Inc.                                                                           18,295          585,257
                                                                                                              ------------
                                                                                                                 1,226,992
BIOTECHNOLOGY - 4.44%
Human Genome Sciences, Inc. *                                                                      98,285        3,314,170
Invitrogen Corp. * (a)                                                                             31,765        1,967,207
Millennium Pharmaceuticals, Inc. (a)                                                               86,710        2,125,262
                                                                                                              ------------
                                                                                                                 7,406,639
BROADCASTING - 2.35%
Cox Radio, Inc., Class A * (a)                                                                     25,475          649,103
EchoStar Communications Corp., Class A (a)                                                         63,405        1,741,735
Entercom Communications Corp. (a)                                                                  14,255          712,750
Hispanic Broadcasting Corp.                                                                        31,930          814,215
                                                                                                              ------------
                                                                                                                 3,917,803

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                                     SHARES        VALUE
                                                                                                     ------        -----
BUSINESS SERVICES - 4.73%
Affiliated Computer Services, Inc., Class A *                                                       7,410         $786,423
Cendant Corp.                                                                                     129,120        2,532,043
Certegy, Inc. *                                                                                    13,920          476,343
Paychex, Inc. *                                                                                   117,605        4,098,534
                                                                                                              ------------
                                                                                                                 7,893,343
CABLE AND TELEVISION - 1.61%
Charter Communications, Inc., Class A * (a)                                                       163,535        2,686,880
                                                                                                              ------------

CELLULAR COMMUNICATIONS - 1.11%
Western Wireless Corp., Class A *                                                                  65,745        1,857,296
                                                                                                              ------------

COMPUTERS & BUSINESS EQUIPMENT - 0.45%
Brocade Communications Systems, Inc. * (a)                                                          9,435          312,487
Plexus Corp. (a)                                                                                   16,730          444,349
                                                                                                              ------------
                                                                                                                   756,836
CRUDE PETROLEUM & NATURAL GAS - 0.74%
EOG Resources, Inc. *                                                                              31,525        1,232,943
                                                                                                              ------------

DRUGS & HEALTH CARE - 10.16%
Andrx Corp. *                                                                                      44,720        3,148,735
Apogent Technologies, Inc. *                                                                       41,640        1,074,312
Cerus Corp. * (a)                                                                                  24,935        1,140,776
Curagen Corp. *                                                                                    61,900        1,384,703
Enzon, Inc. (a)                                                                                    60,150        3,385,242
Manor Care, Inc. *                                                                                  5,130          121,632
Medarex, Inc. * (a)                                                                                77,620        1,394,055
Quest Diagnostics, Inc. * (a)                                                                      23,065        1,653,991
Sepracor, Inc. * (a)                                                                               31,495        1,797,105
Stryker Corp. *                                                                                    31,810        1,856,750
                                                                                                              ------------
                                                                                                                16,957,301
EDUCATIONAL SERVICES - 3.65%
Apollo Group, Inc. *                                                                               23,050          751,199
Apollo Group, Inc., Class A * (a)                                                                 118,700        5,342,687
                                                                                                              ------------
                                                                                                                 6,093,886
ELECTRICAL EQUIPMENT - 0.31%
Symbol Technologies, Inc. *                                                                        33,010          524,199
                                                                                                              ------------

FINANCIAL SERVICES - 3.48%
Concord EFS, Inc. * (a)                                                                           117,865        3,863,615
E*TRADE Group, Inc. * (a)                                                                          93,940          962,885
Moodys Corp.                                                                                       24,775          987,531
                                                                                                              ------------
                                                                                                                 5,814,031
GAS & PIPELINE UTILITIES - 3.28%
Kinder Morgan, Inc. *                                                                              98,195        5,468,480
                                                                                                              ------------

HEALTHCARE PRODUCTS - 1.59%
Biomet, Inc. *                                                                                        660           20,394
St. Jude Medical, Inc.                                                                             33,945        2,635,829
                                                                                                              ------------
                                                                                                                 2,656,223
HEALTHCARE SERVICES - 2.15%
Laboratory Corp. of America Holdings * (a)                                                         29,190        2,360,012
McKesson, Inc.                                                                                     32,820        1,227,468
                                                                                                              ------------
                                                                                                                 3,587,480
HOTELS & RESTAURANTS - 0.29%
Starwood Hotels & Resorts Worldwide,
   Inc. SBI, Class B *                                                                             16,405          489,689
                                                                                                              ------------

HOUSEHOLD PRODUCTS - 2.57%
Crown Castle International Corp.                                                                  402,180        4,295,282
                                                                                                              ------------

INSURANCE - 3.01%
AFLAC, Inc.                                                                                        50,975       $1,251,946
Everest Re Group, Ltd. *                                                                           14,790        1,045,653
MGIC Investment Corp. *                                                                            24,265        1,497,636
Renaissancere Holdings *                                                                            7,490          714,546
W.R. Berkley Corp. *                                                                                9,495          509,881
                                                                                                              ------------
                                                                                                                 5,019,662
INTERNET RETAIL - 2.66%
eBay, Inc. (a)                                                                                     66,335        4,437,812
                                                                                                              ------------

MEDICAL-HOSPITALS - 1.70%
Community Health Systems, Inc. *                                                                   34,460          878,730
Health Management Association, Inc.,
   Class A * (a)                                                                                  106,135        1,952,884
                                                                                                              ------------
                                                                                                                 2,831,614
PETROLEUM SERVICES - 3.23%
Hanover Compressor Company (a)                                                                    131,945        3,332,931
Universal Compression Holdings, Inc. *                                                             69,835        2,059,434
                                                                                                              ------------
                                                                                                                 5,392,365
PHARMACEUTICALS - 3.56%
Abgenix, Inc. *,                                                                                   41,930        1,410,525
Forest Laboratories, Inc. * (a)                                                                    16,765        1,373,892
King Pharmaceuticals, Inc.                                                                         42,402        1,786,396
OSI Pharmaceuticals, Inc. * (a)                                                                    30,115        1,377,460
                                                                                                              ------------
                                                                                                                 5,948,273
SEMICONDUCTORS - 6.74%
Cree, Inc. * (a)                                                                                  160,275        4,721,701
Integrated Device Technology, Inc. *                                                               99,225        2,638,393
NVIDIA Corp. * (a)                                                                                 58,255        3,897,260
                                                                                                              ------------
                                                                                                                11,257,354
SOFTWARE - 2.64%
Cadence Design Systems, Inc. *                                                                     60,635        1,329,119
Electronic Arts, Inc. *                                                                            51,320        3,076,634
                                                                                                              ------------
                                                                                                                 4,405,753
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.14%
Amdocs, Ltd. * (a)                                                                                 18,600          631,842
CIENA Corp. *                                                                                      37,285          533,548
SBA Communications Corp. * (a)                                                                     56,635          737,388
                                                                                                              ------------
                                                                                                                 1,902,778
TRUCKING & FREIGHT - 0.06%
Expeditores International of Washington, Inc.                                                       1,670           95,107
                                                                                                              ------------

TOTAL COMMON STOCK
(Cost: $130,057,908)                                                                                          $121,170,981
                                                                                                              ------------


                                                                                              PRINCIPAL
                                                                                              AMOUNT             VALUE
                                                                                              ------             -----

SHORT TERM INVESTMENTS - 20.58%

Navigator Securities Lending Trust, 2.25%                                                     $32,361,297      $32,361,297
Federal Home Loan Bank Consolidated
   Discount Note, 1.84% due 01/16/2002                                                          2,000,000        1,998,467
                                                                                                              ------------
                                                                                                               $34,359,764
REPURCHASE AGREEMENTS - 6.82%
   Repurchase Agreement with State Street Corp.,
   dated 12/31/2001 at 0.85%, to be repurchased
   at $11,378,537 on 01/02/2002, collateralized
   by $8,600,000 U.S. Treasury Bonds, 8.88% due
   08/15/2017 (valued at $11,605,966, including
   interest)                                                                                  $11,378,000      $11,378,000
TOTAL INVESTMENTS
(DYNAMIC GROWTH TRUST)(Cost:$175,795,672)                                                                     $166,908,745
                                                                                                              ============

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

MID CAP GROWTH TRUST

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
COMMON STOCK - 76.17%
ADVERTISING - 2.45%
Interpublic Group Companies, Inc. * (a)                                                   1,900    $       56,126
Lamar Advertising Company, Class A (a)                                                    7,800           330,252
Omnicom Group, Inc.                                                                       3,100           276,985
TMP Worldwide, Inc. * (a)                                                                 5,300           227,370
WPP Group PLC *                                                                           6,100            67,398
                                                                                                   --------------
                                                                                                          958,131

AEROSPACE - 0.43%
General Dynamics Corp. *                                                                  1,100            87,604
Northrop Grumman Corp. (a)                                                                  800            80,648
                                                                                                   --------------
                                                                                                          168,252

BANKING - 1.66%
Banknorth Group, Inc.                                                                     5,000           112,600
Golden West Financial Corp. * (a)                                                         1,300            76,505
National Commerce Financial Corp.                                                         2,200            55,660
Northern Trust Corp.                                                                      5,100           307,122
TCF Financial Corp. * (a)                                                                 2,000            95,960
                                                                                                   --------------
                                                                                                          647,847

BIOTECHNOLOGY - 0.39%
Gilead Sciences, Inc. *                                                                   2,300           151,156
                                                                                                   --------------

BROADCASTING - 2.21%
Cablevision Systems Corp.-Rainbow
  Media Group * (a)                                                                       5,400           133,380
Cox Radio, Inc., Class A *                                                                2,900            73,892
EchoStar Communications Corp., Class A (a)                                                8,900           244,483
Entercom Communications Corp. (a)                                                         5,200           260,000
Hispanic Broadcasting Corp.                                                               2,600            66,300
Univision Communications, Inc., Class A * (a)                                             2,100            84,966
                                                                                                   --------------
                                                                                                          863,021
BUSINESS SERVICES - 4.72%
Accenture, Ltd., Class A *                                                                3,300            88,836
BISYS Group, Inc. *                                                                       5,700           364,743
Fluor Corp. *                                                                             3,000           112,200
KPMG Consulting, Inc.                                                                    20,800           344,656
Paychex, Inc. *                                                                           7,600           264,860
Quest Software, Inc. * (a)                                                                9,800           216,678
Robert Half International, Inc. *                                                        10,400           277,680
SEI Investment Company                                                                    3,100           139,841
SunGuard Data Systems, Inc.                                                               1,300            37,609
                                                                                                   --------------
                                                                                                        1,847,103
CABLE AND TELEVISION - 1.04%
USA Networks, Inc. *                                                                     14,900           406,919
                                                                                                   --------------

CELLULAR COMMUNICATIONS - 0.79%
Nextel Partners, Inc., Class A (a)                                                        19,600           235,200
Western Wireless Corp., Class A *                                                         2,600            73,450
                                                                                                   --------------
                                                                                                          308,650

COMPUTERS & BUSINESS EQUIPMENT - 4.32%
Brocade Communications Systems, Inc. * (a)                                               13,000           430,560
Extreme Networks, Inc. * (a)                                                             17,100           220,590
Juniper Networks, Inc. * (a)                                                              6,300           119,385
Maxim Integrated Products, Inc.                                                           8,800           462,088
McDATA Corp., Class A * (a)                                                               7,400           181,300
McDATA Corp., Class B * (a)                                                               1,900            47,709
ONI Systems Corp. *                                                                      13,100            82,137
Riverstone Networks, Inc. * (a)                                                           8,800           146,080
                                                                                                   --------------
                                                                                                        1,689,849

COSMETICS & TOILETRIES - 0.16%
Estee Lauder Companies, Inc., Class A * (a)                                               2,000            64,120
                                                                                                   --------------

DOMESTIC OIL - 0.95%
Anadarko Petroleum Corp.                                                                  3,100    $      176,235
Kerr-McGee Corp. *                                                                        2,200           120,560
Murphy Oil Corp. *                                                                          900            75,636
                                                                                                   --------------
                                                                                                          372,431

DRUGS & HEALTH CARE - 4.35%
Allergan, Inc.                                                                            2,300           172,615
AmerisourceBergen Corp.                                                                   4,450           282,798
Andrx Corp. *                                                                             5,000           352,050
First Health Group Corp. *                                                                7,600           188,024
Genzyme Corp. * (a)                                                                       6,200           371,132
Guidant Corp. *                                                                           6,700           333,660
                                                                                                   --------------
                                                                                                        1,700,279

EDUCATIONAL SERVICES - 0.53%
Apollo Group, Inc., Class A *                                                             4,600           207,046
                                                                                                   --------------

ELECTRICAL EQUIPMENT - 1.62%
AVX Corp.                                                                                 3,100            73,129
Flextronics International, Ltd. * (a)                                                    10,100           242,299
Molex, Inc. * (a)                                                                         5,000           154,750
Power-One, Inc. * (a)                                                                    15,600           162,396
                                                                                                   --------------
                                                                                                          632,574

ELECTRONICS - 3.47%
Analog Devices, Inc. *                                                                    6,400           284,096
Celestica, Inc. * (a)                                                                     4,900           197,911
Foundry Networks, Inc. * (a)                                                              3,400            27,710
L-3 Communications Holdings, Inc. * (a)                                                   1,200           108,000
Linear Technology Corp.                                                                   8,600           335,744
Microchip Technology, Inc. *                                                              8,300           321,542
Sanmina-SCI Corp.                                                                         4,200            83,580
                                                                                                   --------------
                                                                                                        1,358,583

FINANCIAL SERVICES - 6.25%
A.G. Edwards, Inc. *                                                                      6,300           278,271
Ambac Financial Group, Inc. (a)                                                           2,200           127,292
Bear Stearns Companies, Inc. (a)                                                          4,800           281,472
E*TRADE Group, Inc. * (a)                                                                 7,300            74,825
Federated Investors, Inc., Class B                                                        3,000            95,640
Investment Technology Group, Inc. *                                                       3,000           117,210
John Hancock Financial Services, Inc. (a)                                                 5,000           206,500
Legg Mason, Inc. *                                                                        5,900           294,882
Lehman Brothers Holdings, Inc. *                                                          4,200           280,560
Neuberger Berman, Inc. *                                                                  1,900            83,410
Synovus Financial Corp. *                                                                 5,700           142,785
T. Rowe Price Group, Inc.                                                                 4,500           156,285
USA Education, Inc.                                                                       2,400           201,648
Waddell & Reed Financial, Inc.,  Class A *                                                3,200           103,040
                                                                                                   --------------
                                                                                                         2,443,820

GAS & PIPELINE UTILITIES - 0.13%
Dynegy, Inc., Class A *                                                                   2,000            51,000
                                                                                                   --------------

HEALTHCARE PRODUCTS - 1.60%
St. Jude Medical, Inc.                                                                    4,000           310,600
Varian Medical Systems, Inc.                                                              2,600           185,276
Zimmer Holdings, Inc. *                                                                   4,200           128,268
                                                                                                   --------------
                                                                                                          624,144

HEALTHCARE SERVICES - 0.79%
Laboratory Corp. of America Holdings *  (a)                                               3,800           307,230
                                                                                                   --------------

HOTELS & RESTAURANTS - 0.55%
MGM Grand, Inc. (a)                                                                       7,500           216,525
                                                                                                   --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
HOUSEHOLD PRODUCTS - 0.35%
Crown Castle International  Corp. (a)                                                    12,700    $      135,636
                                                                                                   --------------

INSURANCE - 0.98%
Nationwide Financial Services, Inc.,  Class A                                             5,900           244,614
Sun Life Financial Services Canada,  Inc. *                                               2,200            47,520
Sun Life Financial Services, Inc. *                                                       4,300            91,681
                                                                                                   --------------
                                                                                                          383,815

INTERNET RETAIL - 1.10%
eBay, Inc. (a)                                                                            6,400           428,160
                                                                                                   --------------

INTERNET SERVICE PROVIDER - 1.43%
Check Point Software Technologies,  Ltd. (a)                                             10,200           406,878
Network Appliance, Inc. *                                                                 6,900           150,903
                                                                                                   --------------
                                                                                                          557,781

INTERNET SOFTWARE - 1.48%
Liberate Technologies, Inc. * (a)                                                        10,400           119,392
Macromedia, Inc. *                                                                        2,600            46,280
Openwave Systems, Inc.                                                                    6,200            60,698
VeriSign, Inc. * (a)                                                                      5,200           197,808
WebMethods, Inc. * (a)                                                                    9,300           155,868
                                                                                                   --------------
                                                                                                          580,046

INVESTMENT COMPANIES - 0.93%
Midcap SPDR Trust Series 1 *                                                              3,900           361,920
                                                                                                   --------------

MANUFACTURING - 0.85%
Illinois Tool Works, Inc. *  (a)                                                          2,300           155,756
SPX Corp. *                                                                               1,300           177,970
                                                                                                   --------------
                                                                                                          333,726
MEDICAL-HOSPITALS - 0.39%
IDEC Pharmaceuticals Corp.                                                                2,200           151,646
                                                                                                   --------------

OFFICE FURNISHINGS & SUPPLIES - 0.31%
Office Depot, Inc. *                                                                      6,600           122,364
                                                                                                   --------------

PETROLEUM SERVICES - 2.71%
Apache Corp. (a)                                                                          5,060           252,393
BJ Services Company * (a)                                                                 7,300           236,885
Cooper Cameron Corp. *                                                                    5,400           217,944
Nabors Industries, Inc. * (a)                                                             2,800            96,124
Smith International, Inc. *                                                               4,800           257,376
                                                                                                   --------------
                                                                                                        1,060,722

PHARMACEUTICALS - 3.33%
Forest Laboratories, Inc. * (a)                                                           8,200           671,990
King Pharmaceuticals, Inc.                                                                6,633           279,448
Teva Pharmaceutical Industries, Ltd.,  ADR * (a)                                          5,700           351,291
                                                                                                   --------------
                                                                                                        1,302,729

RETAIL TRADE - 2.35%
American Eagle Outfitters,  Inc. * (a)                                                    3,600            94,212
Best Buy Company, Inc. *                                                                  3,100           230,888
CDW Computer Centers, Inc. *                                                              5,400           290,034
Kohls Corp. * (a)                                                                         4,300           302,892
                                                                                                   --------------
                                                                                                          918,026

SEMICONDUCTORS - 9.95%
Altera Corp. *                                                                           11,600           246,152
Applied Micro Circuits Corp. * (a)                                                       23,900           270,548
ASM Lithography Holding NV * (a)                                                          8,400           143,220
Broadcom Corp., Class A * (a)                                                             4,400           179,828
Cree, Inc. * (a)                                                                         11,500           338,790
Cypress Semiconductor Corp. *                                                             8,200           163,426
GlobespanVirata, Inc. (a)                                                                 8,500           110,075
Integrated Device Technology, Inc.  * (a)                                                 3,700    $       98,383
KLA-Tencor Corp. *                                                                        3,300           163,548
LSI Logic Corp.                                                                          13,800           217,764
Micron Technology, Inc. * (a)                                                             8,500           263,500
Novellus Systems, Inc. * (a)                                                              7,100           280,095
NVIDIA Corp. * (a)                                                                        5,900           394,710
PMC-Sierra, Inc. (a)                                                                      3,200            68,032
QLogic Corp.                                                                              4,600           204,746
Teradyne, Inc. * (a)                                                                      6,900           207,966
TranSwitch Corp. *                                                                       11,200            50,400
Vitesse Semiconductor Corp. * (a)                                                        10,900           135,487
Xilinx, Inc.                                                                              9,100           355,355
                                                                                                   --------------
                                                                                                        3,892,025

SOFTWARE - 7.79%
Adobe Systems, Inc. * (a)                                                                 6,300           195,615
BEA Systems, Inc. *                                                                      14,600           224,840
Earthlink, Inc.                                                                           9,800           119,266
Intuit, Inc. *                                                                            5,000           213,900
Mercury Interactive Corp. *  (a)                                                          7,800           265,044
Micromuse, Inc. *                                                                        15,900           238,500
PeopleSoft, Inc.                                                                          7,800           313,560
Peregrine Systems, Inc. (a)                                                               8,600           127,538
Rational Software Corp. * (a)                                                            15,500           302,250
Siebel Systems, Inc. * (a)                                                               10,500           293,790
SmartForce PLC * (a)                                                                      5,900           146,025
Symantec Corp. * (a)                                                                      3,700           245,421
VERITAS Software Corp. *                                                                  8,000           358,640
                                                                                                   --------------
                                                                                                        3,044,389

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.09%
Amdocs, Ltd. * (a)                                                                        4,100           139,277
CIENA Corp. *                                                                             3,500            50,085
Comverse Technology, Inc. *                                                               9,100           203,567
Finisar Corp. (a)                                                                        13,800           140,346
JDS Uniphase Corp. * (a)                                                                 13,500           117,180
RF Micro Devices, Inc. * (a)                                                             10,400           199,992
Sonus Networks, Inc. * (a)                                                               11,600            53,592
Time Warner Telecom, Inc., Class A  * (a)                                                17,300           306,037
                                                                                                   --------------
                                                                                                        1,210,076

TELEPHONE - 0.39%
Allegiance Telecom, Inc. * (a)                                                           18,500           153,365
                                                                                                   --------------

TRAVEL SERVICES - 0.33%
Expedia, Inc., Class A * (a)                                                              3,200           129,952
                                                                                                   --------------

TOTAL COMMON STOCK
(Cost: $30,475,577)                                                                                $   29,785,058
                                                                                                   --------------

                                                                                    PRINCIPAL
                                                                                     AMOUNT            VALUE
                                                                                 --------------    --------------
SHORT TERM INVESTMENTS - 19.13%
Navigator Securities Lending
  Trust, 2.25%                                                                   $    7,479,406    $    7,479,406
                                                                                                   --------------

REPURCHASE AGREEMENTS - 4.70%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.53%, to be
  repurchased at $1,839,156
  on 01/02/2002,
  collateralized by
  $1,310,000 U.S. Treasury
  Bonds, 12.00% due
  08/15/2013 (valued at
  $1,879,440, including
  interest)                                                                      $    1,839,000    $    1,839,000
                                                                                                   --------------

TOTAL INVESTMENTS (MID CAP GROWTH
Trust) (Cost: $39,793,983)                                                                         $   39,103,464
                                                                                                   ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

MID CAP OPPORTUNITIES TRUST

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
COMMON STOCK - 77.80%
ADVERTISING - 2.51%
Interpublic Group Companies, Inc. * (a)                                                  16,800    $      496,272
Lamar Advertising Company, Class A                                                       10,000           423,400
                                                                                                   --------------
                                                                                                          919,672

AEROSPACE - 0.34%
Northrop Grumman Corp. (a)                                                                1,250           126,013
                                                                                                   --------------

APPAREL & TEXTILES - 0.49%
Columbia Sportswear Company *  (a)                                                        4,800           159,840
Jones Apparel Group, Inc. (a)                                                               600            19,902
                                                                                                   --------------
                                                                                                          179,742

AUTOMOBILES - 0.71%
Lear Corp.                                                                                6,800           259,352
                                                                                                   --------------

BANKING - 2.18%
Greenpoint Financial Corp. *                                                              1,250            44,687
M & T Bank Corp. *                                                                        2,900           211,265
North Fork BanCorp, Inc. (a)                                                              3,400           108,766
Southtrust Corp. *                                                                        1,480            36,512
Zions BanCorp *                                                                           7,600           399,608
                                                                                                   --------------
                                                                                                          800,838

BIOTECHNOLOGY - 4.23%
Applera Corp.-Applied Biosystems  Group *                                                 6,300           247,401
Chiron Corp. * (a)                                                                          380            16,659
Gilead Sciences, Inc. *                                                                   4,250           279,310
Immunex Corp. *                                                                             700            19,397
Invitrogen Corp. * (a)                                                                    4,500           278,685
MedImmune, Inc. * (a)                                                                    11,800           546,930
Millennium Pharmaceuticals,  Inc. (a)                                                     6,700           164,217
                                                                                                   --------------
                                                                                                        1,552,599

BROADCASTING - 1.34%
Univision Communications, Inc., Class  A * (a)                                           11,400           461,244
Westwood One, Inc.                                                                        1,050            31,553
                                                                                                   --------------
                                                                                                          492,797

BUSINESS SERVICES - 4.10%
Affiliated Computer Services, Inc.,  Class A * (a)                                        2,500           265,325
Convergys Corp. *                                                                        18,100           678,569
Fiserv, Inc.                                                                              5,525           233,818
SunGuard Data Systems, Inc.                                                              11,300           326,909
                                                                                                   --------------
                                                                                                        1,504,621

CABLE AND TELEVISION - 0.24%
Charter Communications, Inc., Class A  * (a)                                              1,600            26,288
USA Networks, Inc. *                                                                      2,300            62,813
                                                                                                   --------------
                                                                                                           89,101

CHEMICALS - 1.06%
Waters Corp.                                                                             10,000           387,500
                                                                                                   --------------

CELLULAR COMMUNICATIONS - 0.09%
Western Wireless Corp., Class A                                                           1,170            33,053
                                                                                                   --------------

COMPUTERS & BUSINESS EQUIPMENT - 3.61%
Brocade Communications Systems, Inc. *  (a)                                               6,040           200,045
Emulex Corp. (a)                                                                          9,600           379,296
Extreme Networks, Inc. * (a)                                                             11,500           148,350
FEI Company *                                                                               675            21,269
Henry, Jack & Associates, Inc.                                                            2,400            52,416
Juniper Networks, Inc. *                                                                  3,300            62,535
Lexmark International Group, Inc., Class A                                                  750    $       44,250
Maxim Integrated Products, Inc.                                                           1,075            56,448
McDATA Corp., Class A * (a)                                                               5,400           132,300
NetIQ Corp. (a)                                                                           6,400           225,664
                                                                                                   --------------
                                                                                                        1,322,573

COSMETICS & TOILETRIES - 0.94%
Alberto Culver Company, Class B (a)                                                         400            17,896
Estee Lauder Companies, Inc., Class A *  (a)                                             10,200           327,012
                                                                                                   --------------
                                                                                                          344,908

CRUDE PETROLEUM & NATURAL GAS - 0.76%
Burlington Resources, Inc. *                                                              6,200           232,748
EOG Resources, Inc. *                                                                     1,200            46,932
                                                                                                   --------------
                                                                                                          279,680

DOMESTIC OIL - 2.07%
Kerr-McGee Corp. *                                                                          355            19,454
Murphy Oil Corp. *                                                                        3,900           327,756
Ultramar Diamond Shamrock Corp.                                                           3,900           192,972
Valero Energy Corp. * (a)                                                                 5,700           217,284
                                                                                                   --------------
                                                                                                          757,466

DRUGS & HEALTH CARE - 7.73%
Allergan, Inc.                                                                              400            30,020
AmerisourceBergen Corp. (a)                                                               6,800           432,140
Andrx Corp. * (a)                                                                         6,700           471,747
Barr Laboratories, Inc.                                                                     675            53,568
Caremark Rx, Inc. *                                                                       2,825            46,076
Cephalon, Inc.                                                                              300            22,675
Charles River Laboratories International, Inc. *                                           755            25,277
CIMA Laboratories, Inc. *                                                                   470            16,990
Enzon, Inc.                                                                                 325            18,291
Express Scripts, Inc., Class A * (a)                                                        845            39,512
Genzyme Corp. * (a)                                                                       5,400           323,244
Guidant Corp. * (a)                                                                       4,300           214,140
Health Net, Inc.                                                                          1,600            34,848
IDEXX Laboratories, Inc. * (a)                                                            4,800           136,848
Ivax Corp.                                                                                6,826           137,476
Lincare Holdings, Inc. *                                                                  9,600           275,040
Qiagen NV (a)                                                                             1,100            20,416
Quest Diagnostics, Inc. *                                                                 4,300           308,353
Scios, Inc. *                                                                             1,006            23,913
Stryker Corp. *                                                                           2,945           171,900
Trigon Healthcare, Inc. *                                                                   480            33,336
                                                                                                   --------------
                                                                                                        2,835,810

ELECTRICAL EQUIPMENT - 0.43%
Symbol Technologies, Inc. *                                                               9,860           156,577
                                                                                                   --------------

ELECTRIC UTILITIES - 0.07%
Allegheny Energy, Inc. *                                                                    700            25,354
                                                                                                   --------------

ELECTRONICS - 4.24%
Celestica, Inc. * (a)                                                                     5,300           214,067
Jabil Circuit, Inc. * (a)                                                                10,550           239,696
L-3 Communications Holdings, Inc. * (a)                                                   1,900           171,000
Linear Technology Corp.                                                                   5,100           199,104
Mirant Corp. *                                                                            1,600            25,632
PerkinElmer, Inc. (a)                                                                    19,700           689,894
Solectron Corp. * (a)                                                                     1,330            15,002
                                                                                                   --------------
                                                                                                        1,554,395

ENERGY - 0.06%
Calpine Corp. * (a)                                                                       1,375            23,086
                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
FINANCIAL SERVICES - 4.10%
A.G. Edwards, Inc. *                                                                        670    $       29,594
Ambac Financial Group, Inc.                                                                 900            52,074
Americredit Corp. * (a)                                                                  12,000           378,600
Bear Stearns Companies, Inc.                                                                875            51,310
Capital One Financial Corp.                                                               1,350            72,832
Charter One Financial, Inc. *                                                             3,900           105,885
Concord EFS, Inc. *                                                                       2,400            78,672
Legg Mason, Inc. *                                                                        2,400           119,952
Metris Companies, Inc. * (a)                                                             12,300           316,233
Moodys Corp.                                                                              2,900           115,594
USA Education, Inc.                                                                       2,200           184,844
                                                                                                   --------------
                                                                                                        1,505,590

FOOD & BEVERAGES - 1.09%
SYSCO Corp. *                                                                            15,200           398,544
                                                                                                   --------------

HEALTHCARE PRODUCTS - 1.62%
Cytyc Corp. * (a)                                                                        10,200           266,220
St. Jude Medical, Inc.                                                                      690            53,579
Zimmer Holdings, Inc. *                                                                   9,000           274,860
                                                                                                   --------------
                                                                                                          594,659

HEALTHCARE SERVICES - 1.46%
Laboratory Corp. of America Holdings *  (a)                                               5,100           412,335
Universal Health Services, Inc., Class  B *                                               2,900           124,062
                                                                                                   --------------
                                                                                                          536,397

HOTELS & RESTAURANTS - 2.78%
Darden Restaurants, Inc.                                                                  4,000           141,600
Four Seasons Hotels, Inc. * (a)                                                           3,400           158,984
MGM Grand, Inc.                                                                           1,165            33,634
Starbucks Corp. * (a)                                                                    35,900           683,895
                                                                                                   --------------
                                                                                                        1,018,113

HOUSEHOLD PRODUCTS - 0.06%
Crown Castle International Corp.                                                          2,200            23,496
                                                                                                   --------------

INSURANCE - 0.80%
ACE, Ltd. *                                                                               6,600           264,990
Everest Re Group, Ltd. *                                                                    389            27,502
                                                                                                   --------------
                                                                                                          292,492

INTERNET SERVICE PROVIDER - 0.06%
Network Appliance, Inc. *                                                                   930            20,339
                                                                                                   --------------

INTERNET SOFTWARE - 1.94%
Internet Security Systems, Inc.  * (a)                                                    5,000           160,300
Retek, Inc. *                                                                             5,482           163,747
TIBCO Software, Inc. *                                                                    1,650            24,635
VeriSign, Inc. * (a)                                                                      9,530           362,521
                                                                                                   --------------
                                                                                                          711,203

LEISURE TIME - 1.17%
International Game Technology  (a)                                                        6,300           430,290
                                                                                                   --------------

LIFE SCIENCES - 0.57%
Protein Design Laboratories,  Inc. * (a)                                                  6,425           210,740
                                                                                                   --------------

MEDICAL-HOSPITALS - 1.01%
IDEC Pharmaceuticals Corp. (a)                                                            5,375           370,499
                                                                                                   --------------

PETROLEUM SERVICES - 2.52%
Cooper Cameron Corp. *                                                                    4,700           189,692
GlobalSantaFe Corp. * (a)                                                                10,138           289,136
Nabors Industries, Inc. *                                                                   575            19,740
Noble Drilling Corp. *                                                                      920            31,317
Smith International, Inc. *                                                               6,600    $      353,892
Transocean Sedco Forex, Inc. *                                                            1,197            40,482
                                                                                                   --------------
                                                                                                          924,259

PHARMACEUTICALS - 2.18%
Abgenix, Inc. *,                                                                          2,800            94,192
Forest Laboratories, Inc. *                                                                 770            63,101
King Pharmaceuticals, Inc.                                                               10,300           433,939
Shire Pharmaceuticals Group PLC, ADR  * (a)                                               5,700           208,620
                                                                                                   --------------
                                                                                                          799,852

REAL ESTATE - 0.70%
Boston Properties, Inc.                                                                   6,800           258,400
                                                                                                   --------------

RETAIL TRADE - 5.22%
Bed Bath & Beyond, Inc.                                                                   4,700           159,330
Best Buy Company, Inc. *                                                                  2,530           188,435
CDW Computer Centers, Inc. *                                                              4,700           252,437
Family Dollar Stores, Inc. *                                                             11,000           329,780
Lands' End, Inc. (a)                                                                        520            26,083
Radioshack Corp. * (a)                                                                    3,100            93,310
Ross Stores, Inc. *                                                                         639            20,499
Talbots, Inc. * (a)                                                                       5,900           213,875
Tiffany & Company *                                                                       4,300           135,321
TJX Companies, Inc.                                                                      12,400           494,264
                                                                                                   --------------
                                                                                                        1,913,334

SANITARY SERVICES - 0.54%
Ecolab, Inc. *                                                                            4,900           197,225
                                                                                                   --------------

SEMICONDUCTORS - 6.87%
Alpha Industries, Inc. *                                                                    550            11,990
Atmel Corp. *                                                                             1,100             8,107
Broadcom Corp., Class A * (a)                                                             7,100           290,177
Integrated Device Technology, Inc. *  (a)                                                 7,500           199,425
KLA-Tencor Corp. *                                                                        4,715           233,675
LAM Research Corp. * (a)                                                                  5,300           123,066
LSI Logic Corp.                                                                          15,500           244,590
Marvell Technology Group, Ltd. * (a)                                                        720            25,790
Micrel, Inc. *                                                                            8,000           209,840
Novellus Systems, Inc. * (a)                                                              7,710           304,160
PMC-Sierra, Inc. (a)                                                                     14,000           297,640
QLogic Corp. (a)                                                                          9,200           409,492
Semtech Corp. * (a)                                                                       4,500           160,605
                                                                                                   --------------
                                                                                                        2,518,557

SOFTWARE - 4.94%
Adobe Systems, Inc. *                                                                    10,470           325,093
BEA Systems, Inc. *                                                                         850            13,090
DST Systems, Inc.                                                                         3,500           174,475
Electronic Arts, Inc. *                                                                     645            38,668
Intuit, Inc. *                                                                            1,000            42,780
Mentor Graphics Corp.                                                                     2,040            48,083
Networks Associates, Inc.                                                                 1,165            30,115
Peregrine Systems, Inc. (a)                                                              35,200           522,016
Siebel Systems, Inc. * (a)                                                                2,100            58,758
Symantec Corp. * (a)                                                                        755            50,079
Synopsys, Inc.                                                                              480            28,354
VERITAS Software Corp. * (a)                                                             10,700           479,681
                                                                                                   --------------
                                                                                                        1,811,192

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.21%
Amdocs, Ltd. *                                                                              800            27,176
RF Micro Devices, Inc. *                                                                    861            16,557
Sonus Networks, Inc. * (a)                                                                2,340            10,811

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES  - CONTINUED
Time Warner Telecom, Inc.,  Class A *                                                     1,340    $       23,703
                                                                                                   --------------
                                                                                                           78,247

TELEPHONE - 0.54%
Telephone & Data Systems, Inc. *                                                          2,200           197,450
                                                                                                   --------------

TRANSPORTATION - 0.22%
Harley Davidson, Inc. *                                                                   1,500            81,466
                                                                                                   --------------

TOTAL COMMON STOCK
(Cost: $27,476,399)                                                                                $   28,537,481
                                                                                                   --------------


                                                                                   PRINCIPAL
                                                                                     AMOUNT            VALUE
                                                                                 --------------    --------------
SHORT TERM INVESTMENTS - 19.98%
Navigator Securities Lending Trust, 2.25%                                        $    7,327,218    $    7,327,218
                                                                                                   --------------


REPURCHASE AGREEMENTS - 2.22%
Lehman Brothers Repurchase Agreement, dated 12/31/2001 at
  1.77%, to be repurchased at
  $816,080 on 1/2/2002, collateralized
  by $740,000 Federal Farm Credit
  Bank 7.35% due 5/2/2030 (valued at
  $843,692, including interest)                                                  $      816,000    $      816,000
                                                                                                   --------------

TOTAL INVESTMENTS (MID CAP
OPPORTUNITIES TRUST)  (Cost: $35,619,617)                                                          $   36,680,699
                                                                                                   ==============

MID CAP STOCK TRUST

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
COMMON STOCK - 83.38%
ADVERTISING - 1.15%
Lamar Advertising Company, Class A  (a)                                                  47,800    $    2,023,852
                                                                                                   --------------

AEROSPACE - 4.01%
Alliant Techsystems, Inc. *                                                              30,100         2,323,720
Northrop Grumman Corp.                                                                   31,400         3,165,434
Precision Castparts Corp. * (a)                                                          56,000         1,587,326
                                                                                                   --------------
                                                                                                        7,076,480

BANKING - 1.01%
Golden West Financial Corp. *                                                            30,200         1,777,270
                                                                                                   --------------

BIOTECHNOLOGY - 1.07%
Immunex Corp. *                                                                          68,300         1,892,593
                                                                                                   --------------

BROADCASTING - 5.32%
Cablevision Systems Corp.-Rainbow
  Media Group *                                                                          60,200         1,486,940
Cox Radio, Inc., Class A *                                                               67,800         1,727,544
EchoStar Communications Corp., Class  A                                                 113,300         3,112,351
Entravision Communications Corp.,  Class A                                              128,700         1,537,965
Fox Entertainment Group, Inc., Class  A *                                                57,800         1,533,434
                                                                                                   --------------
                                                                                                        9,398,234

BUSINESS SERVICES - 4.91%
Affiliated Computer Services, Inc.,  Class A *                                           14,800         1,570,724
BISYS Group, Inc. *                                                                      30,500         1,951,695
Cendant Corp.                                                                           214,400         4,204,384
Global Payments, Inc. *                                                                  18,600           639,840
Robert Half International, Inc. *                                                        11,600           309,720
                                                                                                   --------------
                                                                                                        8,676,363

CABLE AND TELEVISION - 2.59%
Adelphia Communications
  Corp., Class A * (a)                                                                  100,800    $    3,142,944
USA Networks, Inc. *                                                                     52,700         1,439,237
                                                                                                   --------------
                                                                                                        4,582,181

CHEMICALS - 1.35%
Cambrex Corp. *                                                                          54,800         2,389,280
                                                                                                   --------------

COMPUTERS & BUSINESS EQUIPMENT - 1.91%
Brocade Communications Systems, Inc.                                                     44,200         1,463,904
Enterasys Networks, Inc. *                                                              215,200         1,904,520
                                                                                                   --------------
                                                                                                        3,368,424

CONSTRUCTION MATERIALS - 0.77%
Vulcan Materials Company                                                                 28,400         1,361,496
                                                                                                   --------------

DRUGS & HEALTH CARE - 4.35%
Beckman Coulter, Inc. *                                                                  81,000         3,588,300
Edwards Lifesciences Corp. *                                                             99,300         2,743,659
Ivax Corp.                                                                               66,600         1,341,324
                                                                                                   --------------
                                                                                                        7,673,283

EDUCATIONAL SERVICES - 0.72%
Edison Schools, Inc., Class A  * (a)                                                     64,300         1,263,495
                                                                                                   --------------

ELECTRICAL EQUIPMENT - 0.81%
Flextronics International,  Ltd. *                                                       59,800         1,434,602
                                                                                                   --------------

ELECTRONICS - 3.74%
Analog Devices, Inc. *                                                                   16,800           745,752
Sanmina-SCI Corp.                                                                       147,240         2,930,076
Solectron Corp. *                                                                       148,400         1,673,952
Varian, Inc. *                                                                           38,500         1,248,940
                                                                                                   --------------
                                                                                                        6,598,720

FINANCIAL SERVICES - 1.11%
Legg Mason, Inc. *                                                                       39,100         1,954,218
                                                                                                   --------------

FOOD & BEVERAGES - 0.12%
Smithfield Foods, Inc.                                                                   10,000           220,400
                                                                                                   --------------

HEALTHCARE PRODUCTS - 1.94%
Cytyc Corp. * (a)                                                                        56,000         1,461,600
St. Jude Medical, Inc.                                                                   20,800         1,615,120
Viasys Healthcare, Inc. *                                                                17,137           346,339
                                                                                                   --------------
                                                                                                        3,423,059

HEALTHCARE SERVICES - 1.54%
McKesson, Inc.                                                                           72,700         2,718,980
                                                                                                   --------------

HOTELS & RESTAURANTS - 1.26%
MGM Grand, Inc. (a)                                                                      42,000         1,212,540
Starbucks Corp. *                                                                        52,800         1,005,840
                                                                                                   --------------
                                                                                                        2,218,380

HOUSEHOLD APPLIANCES - 1.46%
American Standard Companies, Inc. *                                                      37,900         2,585,917
                                                                                                   --------------

HOUSEHOLD PRODUCTS - 0.62%
Newell Rubbermaid, Inc.                                                                  39,900         1,100,043
                                                                                                   --------------

INDUSTRIAL MACHINERY - 3.91%
Donaldson Company, Inc. *                                                                40,800         1,584,672
Pentair, Inc. *                                                                          69,100         2,522,841
Thermo Electron Corp. *                                                                 117,300         2,798,778
                                                                                                   --------------
                                                                                                        6,906,291

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
INTERNET SERVICE PROVIDER - 0.82%
S1 Corp. *                                                                               89,300    $    1,444,874
                                                                                                   --------------

INTERNET SOFTWARE - 1.11%
Retek, Inc. * (a)                                                                        25,100           749,737
WebEx Communications, Inc. (a)                                                           48,500         1,205,225
                                                                                                   --------------
                                                                                                        1,954,962

LEISURE TIME - 1.61%
Six Flags, Inc. * (a)                                                                    86,300         1,327,294
THQ, Inc. * (a)                                                                          31,300         1,517,111
                                                                                                   --------------
                                                                                                        2,844,405

MANUFACTURING - 0.91%
SPX Corp. *                                                                              11,700         1,601,730
                                                                                                   --------------

MEDICAL-HOSPITALS - 1.79%
Health Management Association, Inc.,  Class A *                                          91,900         1,690,960
Tenet Healthcare Corp. *                                                                 25,100         1,473,872
                                                                                                   --------------
                                                                                                        3,164,832

NEWSPAPERS - 1.01%
Knight-Ridder, Inc.                                                                      27,500         1,785,575
                                                                                                   --------------

OFFICE FURNISHINGS & SUPPLIES - 2.80%
Staples, Inc. *                                                                         264,300         4,942,410
                                                                                                   --------------

PETROLEUM SERVICES - 2.38%
BJ Services Company *                                                                    29,100           944,295
GlobalSantaFe Corp. *                                                                    27,797           792,770
Nabors Industries, Inc. *                                                                24,300           834,219
Noble Drilling Corp. *                                                                   22,800           776,112
Pride International, Inc. *                                                              29,800           449,980
Varco International, Inc.,  Delaware *                                                   26,600           398,468
                                                                                                   --------------
                                                                                                        4,195,844

PHARMACEUTICALS - 2.07%
Regeneron Pharmaceuticals, Inc. *  (a)                                                   35,100           988,416
Vertex Pharmaceuticals, Inc. *                                                           48,400         1,190,156
Watson Pharmaceuticals, Inc. *                                                           47,200         1,481,608
                                                                                                   --------------
                                                                                                        3,660,180

REAL ESTATE - 0.87%
Host Marriott Corp.                                                                     171,500         1,543,500
                                                                                                   --------------

RETAIL TRADE - 6.74%
Barnes & Noble, Inc. (a)                                                                208,500         6,171,600
Circuit City Stores, Inc.                                                                79,100         2,052,645
Circuit City Stores, Inc., CarMax  Shares*                                                9,200           209,208
Foot Locker, Inc. *                                                                     118,700         1,857,655
Williams-Sonoma, Inc. * (a)                                                              37,400         1,604,460
                                                                                                   --------------
                                                                                                       11,895,568

SANITARY SERVICES - 0.79%
Waste Management, Inc. *                                                                 43,900         1,400,849
                                                                                                   --------------

SEMICONDUCTORS - 6.25%
Altera Corp. *                                                                           78,500         1,665,770
Fairchild Semiconductor Corp., Class  A *                                                75,600         2,131,920
International Rectifier Corp. (a)                                                        42,100         1,468,448
Intersil Corp., Class A *                                                                42,100         1,357,725
LAM Research Corp. *                                                                     62,600         1,453,572
Novellus Systems, Inc. *                                                                 36,500         1,439,925
Teradyne, Inc. *                                                                         50,400         1,519,056
                                                                                                   --------------
                                                                                                       11,036,416

SOFTWARE - 4.39%
Adobe Systems, Inc. *                                                                    46,100         1,431,405
Computer Associates International,  Inc. *                                               37,400         1,289,926
Intuit, Inc. *                                                                           79,300    $    3,392,454
SmartForce PLC *                                                                         66,100         1,635,975
                                                                                                   --------------
                                                                                                        7,749,760

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.53%
Time Warner Telecom, Inc., Class A *  (a)                                                52,800           934,032
                                                                                                   --------------

TOBACCO - 0.79%
R.J. Reynolds Tobacco Holdings, Inc.                                                     24,700         1,390,610
                                                                                                   --------------

TOYS, AMUSEMENTS & SPORTING GOODS - 1.73%
Mattel, Inc. *                                                                           89,000         1,530,800
NIKE, Inc., Class B *                                                                    27,000         1,518,480
                                                                                                   --------------
                                                                                                        3,049,280

TRAVEL SERVICES - 1.12%
Sabre Holdings, Inc. *                                                                   46,900         1,986,215
                                                                                                   --------------

TOTAL COMMON STOCK
(Cost: $133,405,300)                                                                               $  147,224,603
                                                                                                   --------------

                                                                                    PRINCIPAL
                                                                                     AMOUNT            VALUE
                                                                                 --------------    --------------
SHORT TERM INVESTMENTS - 9.88%
Navigator Securities Lending
  Trust, 2.25%                                                                   $   17,440,975    $   17,440,975
                                                                                                   --------------

REPURCHASE AGREEMENTS - 6.74%
Repurchase Agreement with Banque Paribas, dated 12/31/2001 at 1.67%, to be repurchased at $11,903,104 on 01/02/2002, collateralized by $12,146,000 U.S.
  Treasury Bills, 1.62% due 01/10/2002 (valued at $12,140,595, including
  interest)                                                                      $   11,902,000    $   11,902,000
                                                                                                   --------------

TOTAL INVESTMENTS (MID CAP STOCK TRUST)(Cost: $162,748,275)                                       $  176,567,578
                                                                                                   ==============


ALL CAP GROWTH

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
COMMON STOCK - 91.45%
ADVERTISING - 3.65%
Interpublic Group Companies, Inc. *                                                     105,800    $    3,125,332
Lamar Advertising Company, Class A  (a)                                                 238,000        10,076,920
Omnicom Group, Inc.                                                                     132,200        11,812,070
                                                                                                   --------------
                                                                                                       25,014,322

AEROSPACE - 1.55%
General Dynamics Corp. *                                                                 39,900         3,177,636
Lockheed Martin Corp.                                                                   158,700         7,406,529
                                                                                                   --------------
                                                                                                       10,584,165

AUTO PARTS - 0.34%
AutoZone, Inc. *                                                                         32,000         2,297,600
                                                                                                   --------------

BANKING - 0.81%
State Street Corp. *                                                                    105,800         5,528,050
                                                                                                   --------------

BROADCASTING - 2.83%
Clear Channel Communications, Inc. *                                                     66,100         3,365,151
Hispanic Broadcasting Corp.                                                             109,000         2,779,500
Univision Communications, Inc., Class  A * (a)                                          168,200         6,805,372
Viacom, Inc., Class B *                                                                 145,400         6,419,410
                                                                                                   --------------
                                                                                                       19,369,433

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
BUSINESS SERVICES - 6.74%
Accenture, Ltd., Class A *                                                              158,700    $    4,272,204
Electronic Data Systems Corp.*                                                          158,700        10,878,885
Fiserv, Inc.                                                                            476,025        20,145,378
Paychex, Inc. *                                                                          93,450         3,256,732
SunGuard Data Systems, Inc.                                                             264,400         7,649,092
                                                                                                   --------------
                                                                                                       46,202,291

CABLE AND TELEVISION - 1.11%
Comcast Corp., Class A *                                                                211,500         7,614,000
                                                                                                   --------------

CELLULAR COMMUNICATIONS - 0.85%
Sprint Corp. (PCS Group), Series 1  * (a)                                               238,800         5,829,108
                                                                                                   --------------

COMPUTERS & BUSINESS EQUIPMENT - 5.46%
Cisco Systems, Inc. *                                                                   528,900         9,578,379
Dell Computer Corp. *                                                                   211,500         5,748,570
IBM Corp. *                                                                              79,300         9,592,128
Maxim Integrated Products,  Inc                                                          76,000         3,990,760
McDATA Corp., Class A * (a)                                                              82,729         2,026,860
Sun Microsystems, Inc.                                                                  528,900         6,505,470
                                                                                                   --------------
                                                                                                       37,442,167

DRUGS & HEALTH CARE - 3.57%
Cardinal Health, Inc.                                                                    66,150         4,277,259
Caremark Rx, Inc. * (a)                                                                 264,400         4,312,364
Elan PLC, ADR * (a)                                                                     158,700         7,151,022
First Health Group Corp. *                                                               79,300         1,961,882
Medtronic, Inc.                                                                         132,200         6,769,962
                                                                                                   --------------
                                                                                                       24,472,489

ELECTRICAL EQUIPMENT - 1.08%
General Electric Company *                                                              185,100         7,418,808
                                                                                                   --------------

ELECTRONICS - 6.44%
Analog Devices, Inc. *                                                                  246,300        10,933,257
Celestica, Inc. * (a)                                                                   252,100        10,182,319
L-3 Communications Holdings, Inc. *  (a)                                                 48,100         4,329,000
Linear Technology Corp.                                                                 131,700         5,141,568
Microchip Technology, Inc. *                                                            267,350        10,357,139
Sanmina-SCI Corp.                                                                       158,640         3,156,936
                                                                                                   --------------
                                                                                                       44,100,219

FINANCIAL SERVICES - 11.12%
American Express Company *                                                               80,000         2,855,200
Capital One Financial Corp.                                                              92,600         4,995,770
Citigroup, Inc.                                                                         211,500        10,676,520
Concord EFS, Inc. *                                                                      57,200         1,875,016
Countrywide Credit Industries,  Inc. *                                                   66,100         2,708,117
Federal Home Loan Mortgage Corp. *                                                       80,300         5,251,620
Federal National Mortgage  Association *                                                 39,700         3,156,150
J.P. Morgan Chase & Company                                                              84,580         3,074,483
MBNA Corp.                                                                              105,800         3,724,160
Merrill Lynch & Company, Inc.                                                           217,900        11,356,948
Morgan Stanley Dean Witter &  Company                                                   211,500        11,831,310
The Goldman Sachs Group, Inc. *                                                         158,500        14,700,875
                                                                                                   --------------
                                                                                                       76,206,169

HEALTHCARE PRODUCTS - 0.95%
Biomet, Inc. *                                                                          211,575         6,537,668
                                                                                                   --------------

HEALTHCARE SERVICES - 2.79%
HCA-The Healthcare Company *                                                            158,700         6,116,298
Unitedhealth Group, Inc. *                                                               52,900         3,743,733
Wellpoint Health Networks, Inc.,  Class A *                                              79,300         9,266,206
                                                                                                   --------------
                                                                                                       19,126,237

HOTELS & RESTAURANTS - 1.84%
Brinker International, Inc. *                                                           158,650    $    4,721,424
Darden Restaurants, Inc.                                                                 79,100         2,800,140
Outback Steakhouse, Inc.                                                                 62,400         2,137,200
Tricon Global Restaurants,  Inc. *                                                       52,900         2,602,680
Wendy's International, Inc. *                                                            12,900           376,293
                                                                                                   --------------
                                                                                                       12,637,737

INSURANCE - 4.21%
ACE, Ltd. *                                                                             132,700         5,327,905
AFLAC, Inc.                                                                             210,400         5,167,424
American International Group,  Inc                                                      173,500        13,775,900
The Principal Financial Group,  Inc. * (a)                                               41,000           984,000
XL Capital, Ltd., Class A *                                                              39,700         3,626,992
                                                                                                   --------------
                                                                                                       28,882,221

INVESTMENT COMPANIES - 0.90%
Nasdaq-100 Index Tracking Stock,  Series 1 *                                            158,700         6,175,017
                                                                                                   --------------

LEISURE TIME - 1.49%
AOL Time Warner, Inc. *                                                                 317,350        10,186,935
                                                                                                   --------------

MEDICAL-HOSPITALS - 0.90%
Health Management Association,
  Inc., Class A *                                                                       166,200         3,058,080
Tenet Healthcare Corp. *                                                                 52,900         3,106,288
                                                                                                   --------------
                                                                                                        6,164,368

OFFICE FURNISHINGS & SUPPLIES - 0.79%
Office Depot, Inc. *                                                                    211,500         3,921,210
Staples, Inc. *                                                                          79,100         1,479,170
                                                                                                   --------------
                                                                                                        5,400,380

PETROLEUM SERVICES - 0.37%
Noble Drilling Corp. *                                                                   75,100         2,556,404
                                                                                                   --------------

PHARMACEUTICALS - 4.72%
Forest Laboratories, Inc. *                                                              79,300         6,498,635
Medicis Pharmaceutical Corp., Class A  * (a)                                            105,800         6,833,622
Pfizer, Inc.                                                                            317,300        12,644,405
Shire Pharmaceuticals Group PLC, ADR  * (a)                                              41,200         1,507,920
Teva Pharmaceutical Industries,  Ltd., ADR * (a)                                         79,300         4,887,259
                                                                                                   --------------
                                                                                                       32,371,841

RETAIL GROCERY - 0.41%
Safeway, Inc.                                                                            67,100         2,801,425
                                                                                                   --------------

RETAIL TRADE - 12.06%
Bed Bath & Beyond, Inc.                                                                 370,200        12,549,780
Borders Group, Inc.                                                                     211,500         4,196,160
CDW Computer Centers, Inc. *                                                            102,000         5,478,420
Circuit City Stores, Inc.                                                               105,800         2,745,510
Family Dollar Stores, Inc. *                                                             79,300         2,377,414
Home Depot, Inc.                                                                        158,700         8,095,287
Kohls Corp. *                                                                           182,400        12,848,256
Lowe's Companies, Inc.                                                                  285,700        13,259,337
Ross Stores, Inc. *                                                                      79,300         2,543,944
Talbots, Inc. * (a)                                                                      70,500         2,555,625
TJX Companies, Inc.                                                                     160,200         6,385,572
Wal-Mart Stores, Inc.                                                                   105,800         6,088,790
Walgreen Company *                                                                      105,800         3,561,228
                                                                                                   --------------
                                                                                                       82,685,323

SANITARY SERVICES - 0.37%
Waste Management, Inc. *                                                                 79,300         2,530,463
                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
SEMICONDUCTORS - 4.09%
Altera Corp. *                                                                          160,500    $    3,405,810
Applied Materials, Inc. *                                                               158,700         6,363,870
Intel Corp. *                                                                            53,300         1,676,285
KLA-Tencor Corp. *                                                                       52,200         2,587,032
LAM Research Corp. *                                                                    130,400         3,027,888
Novellus Systems, Inc. * (a)                                                            158,700         6,260,715
Teradyne, Inc. *                                                                        156,800         4,725,952
                                                                                                   --------------
                                                                                                       28,047,552

SOFTWARE - 6.78%
Cadence Design Systems, Inc. *                                                           79,300         1,738,256
Citrix Systems, Inc. *                                                                  105,800         2,397,428
Electronic Arts, Inc. *                                                                  79,300         4,754,035
Intuit, Inc. *                                                                          264,400        11,311,032
Microsoft Corp.                                                                         396,700        26,281,375
                                                                                                   --------------
                                                                                                       46,482,126

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.28%
Nokia Corp., ADR *                                                                       79,300         1,945,229
                                                                                                   --------------

TELEPHONE - 0.71%
WorldCom, Inc.-WorldCom Group                                                           343,800         4,840,704
                                                                                                   --------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.67%
NIKE, Inc., Class B *                                                                    81,000         4,555,440
                                                                                                   --------------

TRANSPORTATION - 1.17%
Harley Davidson, Inc. *                                                                 147,000         7,983,570
                                                                                                   --------------

TRUCKING & FREIGHT - 0.40%
Fedex Corp.                                                                              53,200         2,760,016
                                                                                                   --------------

TOTAL COMMON STOCK
(Cost: $628,876,200)                                                                              $  626,749,477
                                                                                                   --------------


                                                                                    PRINCIPAL
                                                                                     AMOUNT            VALUE
                                                                                 --------------    --------------
SHORT TERM INVESTMENTS - 8.55%
Navigator Securities Lending
  Trust, 2.25%                                                                   $   39,449,488    $   39,449,488
Federal Home Loan Bank
  Consolidated Discount
  Notes, 1.47% due 01/02/2002                                                        19,176,000        19,175,217
                                                                                                   --------------
                                                                                                   $   58,624,705
TOTAL INVESTMENTS (ALL CAP GROWTH
Trust)  (Cost: $687,500,905)                                                                       $  685,374,182
                                                                                                   ==============


FINANCIAL SERVICES TRUST

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
COMMON STOCK - 72.37%
BANKING - 7.46%
Bank One Corp.                                                                            2,500    $       97,625
Fifth Third BanCorp * (a)                                                                 2,200           134,926
Golden West Financial Corp. * (a)                                                        10,400           612,040
Julius Baer Holdings, Ltd. *                                                              2,500           843,577
Lloyds TSB Group PLC-SP, ADR (a)                                                         10,000           449,900
State Street Corp. *                                                                      3,700           193,325
                                                                                                   --------------
                                                                                                        2,331,393

BUSINESS SERVICES - 8.90%
Dun & Bradstreet Corp. *                                                                 23,600           833,080
First Data Corp.                                                                          7,700           604,065
Tyco International, Ltd. * (a)                                                           22,800         1,342,920
                                                                                                   --------------
                                                                                                        2,780,065

COMPUTERS & BUSINESS EQUIPMENT - 1.64%
Lexmark International Group,
  Inc., Class A (a)                                                                       8,700           513,300
                                                                                                   --------------

CONSTRUCTION MATERIALS - 1.31%
Martin Marietta Materials,  Inc. (a)                                                      8,800           410,080
                                                                                                   --------------

CONTAINERS & GLASS - 2.14%
Sealed Air Corp. * (a)                                                                   16,400           669,448
                                                                                                   --------------

FINANCIAL SERVICES - 19.89%
American Express Company *,                                                              38,300         1,366,927
Citigroup, Inc.                                                                          17,500           883,400
Household International, Inc.  (a)                                                       16,900           979,186
MBNA Corp.                                                                               10,300           362,560
Moodys Corp.                                                                             33,500         1,335,310
Morgan Stanley Dean Witter & Company                                                      6,200           346,828
Providian Financial Corp. (a)                                                            24,600            87,330
Stilwell Financial, Inc. (a)                                                             26,700           726,774
The Charles Schwab Corp. * (a)                                                            8,000           123,760
                                                                                                   --------------
                                                                                                        6,212,075

HOLDINGS COMPANIES/CONGLOMERATES - 7.49%
Berkshire Hathaway, Inc.,  Class A *                                                          6           453,600
Berkshire Hathaway, Inc.,  Class B *                                                        200           505,000
Horace Mann Educators Corp.                                                              17,600           373,472
Loews Corp. *                                                                            18,200         1,007,916
                                                                                                   --------------
                                                                                                        2,339,988

INSURANCE - 18.01%
American International Group,  Inc                                                        6,500           516,100
Aon Corp.                                                                                24,600           873,792
Cincinnati Financial Corp. *                                                             19,000           724,850
Everest Re Group, Ltd. * (a)                                                              7,800           551,460
FPIC Insurance Group, Inc. *  (a)                                                         6,900           102,810
Markel Corp.                                                                              1,800           323,370
Sun Life Financial Services Canada,  Inc. * (a)                                          25,900           559,440
The Principal Financial Group, Inc. *  (a)                                               22,600           542,400
Transatlantic Holdings, Inc.  * (a)                                                      15,750         1,433,250
                                                                                                   --------------
                                                                                                        5,627,472

RETAIL TRADE - 2.36%
Costco Wholesale Corp. *                                                                 16,600           736,708
                                                                                                   --------------

TOBACCO - 3.17%
Philip Morris Companies, Inc.                                                            21,600           990,360
                                                                                                   --------------

TOTAL COMMON STOCK
(Cost: $22,749,785)                                                                                $   22,610,889
                                                                                                   --------------


                                                                                    PRINCIPAL
                                                                                     AMOUNT            VALUE
                                                                                 --------------    --------------
SHORT TERM INVESTMENTS - 27.63%
Navigator Securities Lending  Trust, 2.25%                                       $    5,547,840    $    5,547,840
Federal National Mortgage
  Association Discount Notes, 1.43% due 01/02/2002                                    3,084,000         3,083,878
                                                                                                   --------------
                                                                                                   $    8,631,718

TOTAL INVESTMENTS (FINANCIAL SERVICES
TRUST)  (Cost: $31,381,503)                                                                        $   31,242,607
                                                                                                   ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

OVERSEAS TRUST

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
COMMON STOCK - 80.10%
AUSTRALIA - 0.16%
BRL Hardy, Ltd.                                                                         124,558    $      704,493
                                                                                                   --------------

CANADA - 2.27%
Alcan Aluminum, Ltd.                                                                    107,800         3,869,101
Canadian Natural Resources,  Ltd                                                         34,600           832,460
Suncor Energy, Inc. *                                                                    69,500         2,287,132
Talisman Energy, Inc. *                                                                  88,600         3,366,388
                                                                                                   --------------
                                                                                                       10,355,081

FINLAND - 1.22%
Nokia AB Oyj                                                                            215,300         5,550,164
                                                                                                   --------------

FRANCE - 6.13%
Aventis SA                                                                               20,001         1,419,860
AXA *                                                                                   148,800         3,108,703
BNP Paribas SA                                                                           74,076         6,626,846
Sanofi-Synthelabo SA                                                                     49,000         3,655,135
TotalFinaElf SA, B Shares *                                                              78,197        11,164,974
Vivendi Environment * (a)                                                                18,400           613,548
Vivendi Universal SA *                                                                   24,754         1,355,139
                                                                                                   --------------
                                                                                                       27,944,205

GERMANY - 3.62%
Allianz AG Holding (a)                                                                   19,550         4,629,048
BASF AG * (a)                                                                            58,750         2,183,371
Deutsche Boerse AG * (a)                                                                 27,450         1,055,820
Deutsche Lufthansa AG * (a)                                                              82,300         1,086,436
Infineon Technologies AG * (a)                                                          116,000         2,369,758
Munchener  Ruckversicherungs-Gesellschaft AG                                              8,200         2,225,900
SAP AG *                                                                                  7,600           989,740
Schering AG *                                                                            36,900         1,957,654
                                                                                                   --------------
                                                                                                       16,497,727

HONG KONG - 2.26%
China Mobile (Hong Kong), Ltd.                                                        1,012,500         3,564,249
Cnooc, Ltd. (a)                                                                         718,000           676,772
Hutchison Whampoa, Ltd. *                                                               551,200         5,336,873
Johnson Electric Holdings,  Ltd                                                         672,000           706,666
                                                                                                   --------------
                                                                                                       10,284,560

IRELAND - 0.89%
Elan Corp. PLC, ADR *                                                                    90,400         4,073,424
                                                                                                   --------------

ITALY - 1.05%
Telecom Italia SPA (a)                                                                  363,400         3,105,413
UniCredito Italiano SPA * (a)                                                           421,800         1,693,349
                                                                                                   --------------
                                                                                                        4,798,762

JAPAN - 21.84%
Advantest Corp. *                                                                        36,200         2,050,256
Canon, Inc.                                                                             114,000         3,924,433
Credit Saison Company, Ltd.  (a)                                                        113,300         2,205,290
Daiwa Securities Group, Inc. *                                                        1,348,000         7,089,322
Fujitsu, Ltd.                                                                           228,000         1,660,270
Furukawa Electric Company,  Ltd. *                                                      190,000         1,009,389
Ito-Yokado Company, Ltd. *                                                              114,000         5,151,363
Jafco Company, Ltd.                                                                      53,300         3,201,824
Japan Telecom Company, Ltd.                                                                 271           812,938
Konami Company                                                                           34,000         1,009,541
Kyocera Corp.                                                                            51,900         3,387,108
Matsushita Electric Industrial  Company, Ltd. *                                         111,000         1,425,945
Mitsubishi Electric Corp.                                                               777,000         3,006,939
Mizuho Holdings, Inc. (a)                                                                   461           939,524
Murata Manufacturing Company, Ltd.                                                       63,100    $    3,785,711
NEC Corp.                                                                               179,000         1,826,754
Nikko Cordial Corp.                                                                   2,647,000        11,819,671
Nikon Corp.                                                                             224,000         1,725,181
Nippon Telegraph & Telephone Corp.                                                          895         2,917,067
Nissan Motor Company                                                                    489,000         2,594,115
Nomura Holdings, Ltd.                                                                   809,000        10,374,170
Nomura Research Institute,  Ltd                                                           1,400           164,354
Omron Corp.                                                                             104,000         1,389,207
Orix Corp. (a)                                                                           69,100         6,192,153
Ricoh Company, Ltd. *                                                                    45,000           838,104
Rohm Company                                                                             30,800         3,998,993
Sony Corp. *                                                                             75,900         3,470,277
Takeda Chemical Industries,  Ltd                                                        121,000         5,476,910
Tokyo Electron, Ltd. * (a)                                                               39,600         1,943,577
Toshiba Corp.                                                                           529,000         1,817,037
Toyota Motor Corp.                                                                       78,900         1,999,450
Yamada Denki Company, Ltd.                                                                4,800           337,074
                                                                                                   --------------
                                                                                                       99,543,947

SOUTH KOREA - 2.81%
Kookmin Bank *                                                                           19,310           734,916
Samsung Electronics Company *                                                            56,500        12,047,001
                                                                                                   --------------
                                                                                                       12,781,917

MEXICO - 0.92%
Grupo Televisa SA, ADR *                                                                 53,200         2,297,176
Telefonos de Mexico SA, ADR, Class L                                                     54,000         1,891,080
                                                                                                   --------------
                                                                                                        4,188,256

NETHERLANDS - 3.64%
Akzo Nobel NV, ADS *                                                                     61,600         2,749,887
ASML Holding NV*                                                                         92,800         1,612,468
ING Groep NV                                                                            181,828         4,635,505
Koninklijke (Royal) Philips  Electronics NV                                              31,500           935,966
Koninklijke Ahold NV (a)                                                                 75,045         2,183,067
Unilever NV-CVA *                                                                        52,300         3,065,637
VNU NV                                                                                   45,700         1,403,862
                                                                                                   --------------
                                                                                                       16,586,392

NORWAY - 0.25%
Norsk Hydro AS                                                                           26,800         1,122,563
                                                                                                   --------------

SINGAPORE - 0.72%
Chartered Semiconductor
  Manufacturing, Ltd., ADR *                                                            102,500         2,709,998
United Overseas Bank                                                                     85,738           589,695
                                                                                                   --------------
                                                                                                        3,299,693

SPAIN - 1.47%
Banco Popular Espanol SA (a)                                                             42,900         1,408,353
Banco Santander Central, Hispano, SA  (a)                                               315,548         2,643,129
Telefonica SA                                                                           196,500         2,628,965
                                                                                                   --------------
                                                                                                        6,680,447

SWITZERLAND - 6.05%
Credit Suisse Group                                                                     154,180         6,577,455
Nestle SA *                                                                              24,710         5,270,752
Novartis AG *                                                                           161,200         5,827,910
STMicroelectronics NV                                                                    22,800           722,076
Swiss Reinsurance Company *                                                              17,061         1,716,792
Syngenta AG                                                                                 606            31,403
UBS AG (a)                                                                               99,350         5,016,588
Zurich Financial Services AG                                                             10,292         2,415,482
                                                                                                   --------------
                                                                                                       27,578,458


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
TAIWAN - 2.81%
Siliconware Precision Industries  Company                                             1,041,000    $      920,369
Taiwan Semiconductor Manufacturing
  Company, Ltd.                                                                       2,000,000         5,007,153
United Microelectronics Corp.                                                         4,697,000         6,853,991
                                                                                                   --------------
                                                                                                       12,781,513

UNITED KINGDOM - 15.18%
AstraZeneca PLC                                                                         279,300        12,579,307
BAA PLC                                                                                  74,600           597,036
BHP Billiton PLC                                                                        274,900         1,394,776
BT Group PLC                                                                            308,800         1,135,801
Cable & Wireless ADS                                                                    357,500         1,717,718
Carlton Communciations PLC                                                              212,000           748,939
Diageo PLC                                                                              162,800         1,857,926
GlaxoSmithKline PLC *                                                                   341,337         8,550,136
HSBC Holdings PLC                                                                       272,200         3,189,536
Kingfisher PLC *                                                                          1,343             7,829
Lloyds TSB Group PLC *                                                                  686,800         7,448,580
Logica PLC                                                                              114,600         1,066,274
mm02 PLC                                                                                308,800           388,327
Old Mutual PLC                                                                          451,600           574,469
Prudential PLC. *                                                                       184,900         2,139,707
Reed International PLC                                                                  100,300           831,152
Rio Tinto, PLC                                                                          161,600         3,091,730
Vodafone Group PLC                                                                    7,809,178        20,406,973
WPP Group PLC *                                                                         132,500         1,463,976
                                                                                                   --------------
                                                                                                       69,190,192

UNITED STATES - 6.81%
Alcan Aluminum, Ltd. *                                                                  125,300         4,502,029
Alcoa, Inc.                                                                             103,800         3,690,090
Apropos Technology, Inc. *                                                                  100               245
Bristol-Myers Squibb Company *                                                          106,800         5,446,800
Canadian Natural Resources, Ltd.                                                            200             4,880
European Warrants Fund, Inc.                                                             55,900           224,718
Micron Technology, Inc. *                                                               536,300        16,625,300
Phelps Dodge Corp.                                                                       15,300           495,720
Talisman Energy, Inc.                                                                     1,500            56,775
                                                                                                   --------------
                                                                                                       31,046,557

TOTAL COMMON STOCK
(Cost: $415,773,708)                                                                               $  365,008,351
                                                                                                   --------------

PREFERRED STOCK - 0.88%
AUSTRALIA - 0.88%
The News Corp., Ltd., ADR                                                               151,800         4,016,628
                                                                                                   --------------

TOTAL PREFERRED STOCK
(Cost: $5,061,295)                                                                                 $    4,016,628
                                                                                                   --------------

WARRANTS - 0.00%
FRANCE - 0.00%
Vivendi Environment (a),
  (Expiration date 03/08/06; strike price EUR 55.00)                                     18,400    $        7,534
                                                                                                   --------------

TOTAL WARRANTS
(Cost: $0)                                                                                         $        7,534
                                                                                                   --------------


                                                                                    PRINCIPAL
                                                                                     AMOUNT            VALUE
                                                                                 --------------    --------------
SHORT TERM INVESTMENTS - 6.47%
Navigator Securities Lending
  Trust, 2.25%                                                                   $   28,373,929    $   28,373,929
United States Treasury Bills,
zero coupon due 01/03/2002 -
  02/14/2002 ****                                                                     1,100,000         1,098,867


REPURCHASE AGREEMENTS - 12.55%
Repurchase Agreement with
  State Street Corp.
  Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.25% to be
  repurchased at $57,210,973
  on 01/02/2002,
  collateralized by
  $6,225,000 U.S. Treasury
  Bonds, 7.50% due 11/15/2016
  (valued at $7,356,188,
  including interest) and
  $37,400,000 U.S. Treasury
  Bonds, 8.75% due 8/15/2020
  (valued at $51,004,250,
  including interest)                                                            $   57,207,000    $   57,207,000
                                                                                                   --------------

TOTAL INVESTMENTS (OVERSEAS TRUST)
(Cost: $507,514,761)                                                                               $  455,712,309
                                                                                                   ==============

The Trust had the following five top industry concentrations at December 31, 2001 (as a percentage of total value of investments):

Financial Services                                                                                          11.21%
Drugs & Heath Care                                                                                           9.64%
Semiconductors                                                                                               8.51%
Banking                                                                                                      6.08%
Cellular Communications                                                                                      5.35%


INTERNATIONAL STOCK TRUST


                                                                                     SHARES            VALUE
                                                                                 --------------    --------------
COMMON STOCK - 82.98%
AUSTRALIA - 0.33%
Brambles Industries, Ltd. *                                                             189,861    $    1,010,676
                                                                                                   --------------

BELGIUM - 0.57%
Dexia *                                                                                  62,280           895,333
Fortis *                                                                                 25,798           669,403
UCB SA                                                                                    4,620           186,995
                                                                                                   --------------
                                                                                                        1,751,731

BRAZIL - 0.65%
Companhia Brasileira de
  Destribuicao Grupo Pao de  Acucar, ADR                                                 19,000           418,000
Petrol Brasileiros *                                                                     71,090         1,573,795
                                                                                                   --------------
                                                                                                        1,991,795

CANADA - 0.78%
Alcan Aluminum, Ltd.                                                                     11,440           410,599
Celestica, Inc. * (a)                                                                    34,669         1,400,281
Royal Bank of Canada *                                                                   18,320           596,323
                                                                                                   --------------
                                                                                                        2,407,203

DENMARK - 0.29%
Novo Nordisk AS *                                                                         6,700           273,959
Tele Danmark AS                                                                          17,436           621,089
                                                                                                   --------------
                                                                                                          895,048

FINLAND - 1.98%
Nokia AB Oyj                                                                            192,529         4,963,156
Sonera Oyi * (a)                                                                        226,050         1,144,933
                                                                                                   --------------
                                                                                                        6,108,089

FRANCE - 12.34%
Altran Technologies (a)                                                                   4,050           182,959
Aventis SA                                                                               60,312         4,281,517
Aventis SA-DEM                                                                            9,647           672,813
AXA *                                                                                    98,068         2,048,819


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
FRANCE - CONTINUED
BNP Paribas SA                            45,606     $4,079,917
Bouygues SA *                             17,000        556,878
Cap Gemini SA * (a)                        6,777        489,240
Compagnie de Staint-Gobain                10,385      1,566,894
Groupe Danone                              5,590        681,704
Hermes International                       5,496        846,362
L'Oreal SA                                 2,758        198,612
Lafarge SA *                               2,557        238,764
LVMH Moet Hennessy (a)                     6,489        263,972
Orange SA (a)                             68,660        622,178
Pinault-Printemps-Redoute (a)              2,156        277,511
Sanofi-Synthelabo SA                      57,358      4,278,596
Schneider Electric SA *                   33,077      1,589,949
Societe Generale *                        13,766        770,152
Sodexho Alliance (a)                      56,257      2,404,205
STMicroelectronics NV *                   37,239      1,194,996
Television Francaise 1 (a)                59,265      1,497,707
TotalFinaElf SA, B Shares *               51,545      7,359,599
Vivendi Universal SA *                    34,506      1,889,005
                                                     ----------
                                                     37,992,349
GERMANY - 3.06%
Allianz AG Holding (a)                    10,678      2,528,336
Bayer AG *                                12,091        385,308
Bayerische Hypo-Und Vereinsbank AG *       7,567        231,171
Deutsche Bank AG NPV * (a)                18,552      1,311,217
Deutsche Telekom AG *                      9,558        164,205
Gehe AG * (a)                             24,719        957,158
Rhoen-Klinikum AG                          8,541        443,318
SAP AG *                                  11,240      1,463,774
Siemens AG NPV * (a)                       7,852        519,666
VEBA AG *                                 27,460      1,422,124
                                                      ---------
                                                      9,426,277
GREECE - 0.07%
Ote Hellenic Telecom                      13,380        217,957
                                                      ---------

HONG KONG - 1.64%
Cheung Kong Holdings, Ltd.               179,000      1,859,383
China Unicom, Ltd. * (a)                 260,000        286,749
Henderson Land Development *             184,000        837,678
Hutchison Whampoa, Ltd. *                178,200      1,725,382
Li & Fung, Ltd. *                         54,000         60,594
Sun Hung Kai Properties, Ltd.*            35,000        282,774
                                                      ---------
                                                      5,052,560
INDIA - 0.27%
Icici, Ltd., ADR * (a)                    41,709        249,420
Reliance Industries, Ltd., GDR            43,800        595,680
                                                      ---------
                                                        845,100
ITALY - 5.42%
Alleanza Assicuraz (a)                   143,270      1,575,018
Assicurazioni Generali SPA*(a)            20,917        580,921
Bipop-Carire SPA (a)                      98,150        162,505
Eni SPA (a)                              218,281      2,735,784
IntesaBci SPA (a)                      1,101,893      2,756,189
Mediaset SPA * (a)                        27,524        201,149
Mediolanum SPA * (a)                      67,720        610,043
Olivetti SPA (a)                         309,380        396,293
San Paolo-IMI SPA                         16,475        176,716
Telecom Italia Mobile SPA (a)            483,462      2,698,318
Telecom Italia SPA (a)                   187,862      1,605,364
Telecom Italia SPA-RNC *                  66,300        354,102
Telefonica SA, ADR *                      17,685        708,815
UniCredito Italiano SPA * (a)            529,758      2,126,754
                                                      ---------
                                                     16,687,971

                                         SHARES          VALUE
                                         ------          -----

JAPAN - 9.42%
Aiful Corp. *                              2,950       $190,947
Canon, Inc.                              103,000      3,545,760
Fanuc, Ltd.                               16,200        689,993
Fuji Television Network, Inc.                152        613,755
Fujisawa Pharmaceutical Company,          59,000      1,360,049
  Ltd. (a)
Ito-Yokado Company, Ltd. *                14,000        632,624
Kao Corp.                                 28,000        582,398
Kyocera Corp.                             11,900        776,620
Marui Company, Ltd.                       81,000        958,324
Matsushita Communication
  Industrial Company, Ltd.                 6,700        181,551
Matsushita Electric Industrial           137,000      1,759,950
  Company, Ltd. *
Mitsui Fudosan Company                   120,000        915,961
Mizuho Holdings, Inc. (a)                    499      1,016,968
Murata Manufacturing Company, Ltd.        20,900      1,253,904
NEC Corp.                                 57,000        581,704
Nippon Telegraph & Telephone Corp.           199        648,599
Nomura Securities Company, Ltd.          159,000      2,038,928
NTT DoCoMo, Inc.                             170      1,998,321
Sankyo Company *                          38,000        651,172
Seven Eleven Japan Company, Ltd.          29,000      1,058,087
Shin-Etsu Chemical Company, Ltd.          26,400        949,119
Shiseido Company                          62,000        573,101
Sony Corp. *                              54,600      2,496,405
Sumitomo Bank, Ltd. *                    175,000        741,356
Sumitomo Corp. *                         117,000        536,730
Toshiba Corp.                            126,000        432,791
Toyota Motor Corp.                        14,100        357,316
UFJ Holdings (a)                              90        198,535
Yamanouchi Pharmaceutical
Company, Ltd.                             47,000      1,241,279
                                                     ----------
                                                     28,982,247
SOUTH KOREA - 1.73%
Korea Telecom Corp., ADR * (a)            31,502        640,436
Pohang Iron & Steel, Ltd.,                21,596        496,708
  ADR *
Samsung Electronics Company *             12,196      2,600,446
Shinhan Financial Group
Company, Ltd.*                            66,400        890,577
SK Telecom Company, Ltd., ADR*             3,400        696,370
                                                     ----------
                                                      5,324,537
LUXEMBOURG - 0.08%
Societe Europeenne des
  Satellites *                            23,170        252,653
                                                     ----------

MEXICO - 0.90%
America Movil S.A. de C.V.,
  ADR, Series L (a)                       32,400        631,152
Fomento Econ Mexico, Series B *          294,000        995,413
Grupo Televisa SA, ADR * (a)              21,484        927,679
Telefonos de Mexico SA, ADR *              6,503        227,735
                                                     ----------
                                                      2,781,979
NETHERLANDS - 7.05%
Akzo Nobel NV, ADS *                       3,420        152,672
ASML Holding NV* *                        85,120      1,479,022
Elsevier NV                               68,490        809,634
Equant NV                                  4,444         53,245
Fortis                                    71,330      1,847,687
ING Groep NV                             191,788      4,889,424
Koninklijke (Royal) Philips              146,329      4,347,905
  Electronics NV
Koninklijke Ahold NV                      29,600        861,067
KPN NV *                                 140,600        714,636
Royal Dutch Petroleum Company*            38,798      1,965,101

VNU NV                                   111,000      3,409,818
Wolters Kluwer *                          50,922      1,160,403
                                                     ----------
                                                     21,690,614

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES          VALUE
NORWAY - 0.37%
Orkla SA                                  52,830       $894,566
Statoil ASA                               35,550        243,558
                                                   ------------
                                                      1,138,124
PORTUGAL - 0.32%
Jeronimo Martins SGPS                     31,920        262,826
Portugal Telecom *                        91,341        711,438
                                                   ------------
                                                        974,264
SINGAPORE - 0.95%
Flextronics International,                21,287        510,675
  Ltd. * (a)
Singapore Press Holdings, Ltd.            28,000        330,571
United Overseas Bank                     300,824      2,069,031
                                                      2,910,277
SPAIN - 2.33%
Banco Bilbao Vizcaya SA (a)              155,295      1,921,479
Banco Santander Central,
Hispano, SA (a)                          203,629      1,705,660

Endesa SA (a)                             61,580        963,107
Repsol-YPF SA * (a)                       34,210        498,804
Telefonica SA                            155,779      2,084,161
                                                   ------------
                                                      7,173,211
SWEDEN - 3.02%
Electrolux AB, Series B *                 49,530        741,552
Hennes & Mauritz AB, Series B*(a)         74,380      1,544,098
L.M. Ericsson
  Telefonaktiebolaget, Series B*(a)      304,880      1,662,504

Nordea AB                                193,376      1,026,726
Sandvik AB (a)                            11,230        241,188
Securitas AB, Series B * (a)             214,238      4,078,577
                                                   ------------
                                                      9,294,645
SWITZERLAND - 4.68%
Adecco SA *                               66,190      3,599,450
Credit Suisse Group                       16,424        700,662
Nestle SA *                               24,480      5,221,692
Roche Holdings  AG                        20,200      1,442,336
Swiss Reinsurance Company *                3,040        305,905
UBS AG                                    62,048      3,133,058
                                                   ------------
                                                     14,403,103
TAIWAN - 0.86%
Taiwan Semiconductor
  Manufacturing Company, Ltd.            871,800      2,182,618
United Microelectronics Corp.            311,000        453,820
                                                   ------------
                                                      2,636,438
UNITED KINGDOM - 23.87%
Abbey National                            58,619        835,158
AstraZeneca Group PLC                     84,755      3,817,254
Autonomy Corp., PLC *                      4,000         19,016
Barclays PLC                               8,700        287,743
BG Group PLC                              56,067        228,228
BP Amoco PLC                             267,000      2,072,798
Brambles Industrie *                     209,720      1,036,628
Cable & Wireless ADS                     140,990        677,430
Cadbury Schweppes PLC *                  201,547      1,283,379
Celltech Group PLC *                      65,744        835,357
Centrica PLC *                           110,000        355,018
Compass Group PLC                        589,490      4,413,550
David S. Smith Holdings                   75,750        173,998
Diageo PLC                               269,923      3,080,448
Dimension Data Holdings PLC *             28,000         33,786
Electrocomponents PLC                    155,580      1,212,336
Friends Provident Ethical                 68,160        198,182
  Investment Trust
GKN PLC *                                  8,000         30,821
GlaxoSmithKline PLC *                    443,795     11,116,602


                                         SHARES          VALUE
                                         ------          -----
UNITED KINGDOM - CONTINUED
Granada Compass PLC                      573,844     $1,197,154
Hays PLC                                 314,013        949,544
Hilton Group PLC                          87,227        267,570
HSBC Holdings PLC (a)                     69,400        812,125
J. Sainsbury PLC                         150,900        802,924
Kingfisher PLC *                         160,288        934,436
Lattice Group PLC                        139,556        316,503
Reckitt & Colman *                        29,643        430,950
Reed International PLC                   694,605      5,755,951
Rio Tinto, Ltd.                          151,003      2,888,989
Royal Bank Scotland Group                252,745      6,143,604
Shell Transport &
Trading Company PLC                      690,239      4,736,373
SmartForce PLC * (a)                      18,975        469,631
Standard Chartered                        79,500        947,732
Tesco PLC *                              411,200      1,488,527
Tomkins PLC *                            388,586      1,197,643
Unilever PLC                             199,051      1,632,104
United Business Media PLC *               43,052        300,427
Vodafone Group PLC                     2,457,217      6,421,208
Woolworths Group                         165,317        113,872
WPP Group PLC *                          358,130      3,956,932
                                                   ------------
                                                     73,471,931
TOTAL COMMON STOCK
(Cost: $300,453,266)                               $255,420,779
                                                   ============

PREFERRED STOCK - 0.55%
AUSTRALIA - 0.55%
News Corp., Ltd.-Limited Voting
  Shares (a)                             254,626      1,700,811
                                                   ------------

TOTAL PREFERRED STOCK
(Cost: $2,559,519)                                   $1,700,811
                                                   ------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                                 ------          -----
SHORT TERM INVESTMENTS - 13.21%
Navigator Securities Lending
  Trust, 2.25%                                   $40,669,362    $40,669,362
                                                                -----------
REPURCHASE AGREEMENTS - 3.26%
Repurchase Agreement with State
  Street Corp. dated 12/31/2001
  at 0.85%, to be repurchased at
  $10,043,474 on 01/02/2002,
  collateralized by $9,955,000
  U.S. Treasury Notes, 5.13% due
  12/31/2002 (valued at
  $10,244,312, including
  interest).                                     $10,043,000    $10,043,000
                                                                -----------

TOTAL INVESTMENTS(INTERNATIONAL STOCK
TRUST)(Cost: $353,936,544)                      $307,833,952
                                                ============

The Trust had the following five top industry concentrations at December 31, 2001 (as a percentage of total value of investments):

Banking                               9.76%
Drugs & Heath Care                    6.66%
Insurance                             4.34%
Telecommunications Equipment &        4.15%
Services
Food & Beverages                      4.06%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

INTERNATIONAL VALUE TRUST

                                          SHARES          VALUE
                                          ------          -----
COMMON STOCK - 85.08%
BERMUDA - 2.38%
Accenture, Ltd., Class A *                77,000     $2,072,840
XL Capital, Ltd., Class A *               35,600      3,252,416
                                                     ----------
                                                      5,325,256
BRAZIL - 1.21%
Companhia Vale Do Rio Doce, ADR *         75,780      1,761,256
Embratel Participacoes SA, ADR *         226,500        942,240
                                                     ----------
                                                      2,703,496
CANADA - 3.00%
Husky Energy, Inc. *                     214,380      2,217,446
Nortel Networks Corp.                    253,000      1,897,500
Transcanada Pipelines, Ltd. *            207,000      2,583,112
                                                     ----------
                                                      6,698,058
CHILE - 0.54%
Compania De Telecom De Chile              90,220      1,214,361
                                                     ----------

CHINA - 0.86%
PetroChina Company, Ltd.,
Class H *                             10,835,936      1,917,680
                                                     ----------

DENMARK - 0.39%
Danske Trealastkom                        77,500        858,348
                                                     ----------

FINLAND - 3.79%
Sampo Oyj, A Shares                      327,100      2,562,279
Stora Enso Oyj                           300,400      3,845,228
Valmet Rauma *                           195,000      2,048,236
                                                     ----------
                                                      8,455,743
FRANCE - 6.68%
Alstom *                                 114,390      1,271,785
Aventis SA                                30,300      2,150,981
Aventis SA-DEM                             8,927        622,598
AXA *                                    106,664      2,228,405
Michelin (CGDE)-B                         30,700      1,012,488
Pechiney SA                               49,300      2,540,907
Societe BIC SA                            85,500      2,919,497
TotalFinaElf SA, B Shares *               15,164      2,165,117
                                                     ----------
                                                     14,911,778
GERMANY - 5.28%
Adidas-Salomon AG *                       31,240      2,344,239
BASF AG *                                 73,040      2,714,442
Deutsche Bank AG NPV *                    40,100      2,834,185
Deutsche Post AG *                       166,700      2,224,336
VEBA AG *                                 32,500      1,683,140
                                                     ----------
                                                     11,800,342
HONG KONG - 5.35%
Cheung Kong Holdings, Ltd.               315,000      3,272,098
China Mobile Hong Kong, Ltd., ADR *      132,300      2,312,604
CLP Holdings, Ltd.                       396,600      1,513,109
Hutchison Whampoa, Ltd. *                245,000      2,372,159
Swire Pacific                          3,450,000      2,477,638
                                                     ----------
                                                     11,947,608
INDIA - 0.64%
Satyam Computer Services, Ltd., ADR      131,000      1,438,380
                                                     ----------

ITALY - 2.49%
Banca Naz Del Lavoro (a)                 811,600      1,643,564
San Paolo-IMI SPA (a)                    202,000      2,166,715
Telefonica SA, ADR *                      43,946      1,761,356
                                                     ----------
                                                      5,571,635

                                         SHARES          VALUE
                                         ------          -----
JAPAN - 8.51%
Fujitsu, Ltd.                            131,000       $953,927
Hitachi, Ltd. *                          383,000      2,806,503
Komatsu                                  310,000      1,109,763
Kurita Water Industries                   84,000      1,043,188
NEC Corp.                                386,000      3,939,257
Nippon Telegraph & Telephone Corp.,
  ADR *                                  205,800      3,333,960
Nomura Securities Company,
  Ltd.                                   105,000      1,346,462
Ono Pharmaceutical                        69,000      2,075,109
Sony Corp. *                              52,600      2,404,961
                                                     ----------
                                                     19,013,130
SOUTH KOREA - 3.32%
Korea Electric Power Corp. *              16,000        265,342
Korea Electric Power Corp.,
  ADR *                                  227,300      2,079,795
Korea Telecom Corp., ADR *               128,200      2,606,306
Samsung Electronics Company *             11,500      2,452,044
                                                     ----------
                                                      7,403,487
MEXICO - 2.75%
Grupo Carso, Series A1 *               1,135,630      3,782,953
Telefonos de Mexico SA, ADR *             67,100      2,349,842
                                                     ----------
                                                      6,132,795
NETHERLANDS - 7.75%
Akzo Nobel NV, ADS *                      85,920      3,835,557
ING Groep NV                             130,940      3,338,171
Koninklijke (Royal) Philips              136,508      4,056,091
  Electronics NV
Rodamco Europe NV                         58,000      2,047,595
Unilever NV-CVA *                         37,000      2,168,806
Wolters Kluwer *                          81,970      1,867,920
                                                     ----------
                                                     17,314,140
NEW ZEALAND - 1.11%
Telecom Corp. of New Zealand,
Ltd. (a)                               1,195,600      2,488,641
                                                     ----------

SINGAPORE - 0.23%
Creative Technology, Ltd.                 63,600        521,520
                                                     ----------

SOUTH AFRICA - 1.31%
Anglogold, Ltd., ADR                     161,700      2,920,302
                                                     ----------

SPAIN - 2.42%
Iberdrola SA * (a)                       178,700      2,325,601
Repsol-YPF SA * (a)                      211,500      3,083,809
                                                     ----------
                                                      5,409,410
SWEDEN - 4.54%
Autoliv, Inc. *                           96,500      1,959,915
ForeningsSparbanken AB, Series A *       250,250      3,112,265
Nordic Baltic Holding-DKK *              373,998      1,974,821
Nordic Baltic Holding-EUR                175,420        935,339
Volvo AB, B Shares (a)                   128,100      2,156,855
                                                     ----------
                                                     10,139,195
SWITZERLAND - 2.89%
Nestle SA *                                9,000      1,919,740
Swiss Reinsurance Company *               23,540      2,368,751
UBS AG (a)                                43,000      2,171,246
                                                     ----------
                                                      6,459,737
UNITED KINGDOM - 17.64%
BAE Systems PLC                          707,254      3,182,295
BHP Billiton PLC                         693,960      3,520,985
British Airways                          202,700        574,636
Cable & Wireless ADS                     819,420      3,937,154
Imperial Chemical Industries             405,800      2,235,917
  PLC
J. Sainsbury PLC                         574,042      3,054,423
Kidde PLC                              2,903,300      2,827,946

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                         SHARES          VALUE
                                         ------          -----
UNITED KINGDOM - CONTINUED
Lloyds TSB Group PLC *                   218,400      2,368,622
Marks & Spencer PLC                      445,770      2,339,496
Nycomed Amersham PLC                     373,200      3,605,296
Rolls Royce *                          1,094,500      2,649,320
Shell Transport & Trading
Company PLC                              291,800      2,002,311
Smiths Industries PLC *                   78,200        769,662
Stagecoach Holdings PLC                2,519,400      2,710,399
TI Automotive, Ltd., A Shares            170,000              0
United Business Media PLC *              518,963      3,621,445
                                                   ------------
                                                     39,399,907
TOTAL COMMON STOCK
(Cost: $205,731,935)                               $190,044,949


PREFERRED STOCK - 0.99%
GERMANY - 0.99%
Volkswagen AG - Non Voting Preferred      71,350     $2,213,401
                                                   ------------

TOTAL PREFERRED STOCK
(Cost: $2,360,560)                                   $2,213,401


                                         PRINCIPAL
                                          AMOUNT          VALUE
                                          ------          -----
SHORT TERM INVESTMENTS - 4.69%
Navigator Securities Lending
  Trust, 2.25%                            $10,471,926    $10,471,926
                                                        ------------

REPURCHASE AGREEMENTS - 9.24%
Repurchase Agreement with
  State Street Corp. dated
  12/31/2001 at 0.85%, to be
  repurchased at $20,652,975
  on 01/02/2002,
  collateralized by
  $16,695,000 U.S. Treasury
  Bonds, 7.88% due 02/15/2021
  (valued at $21,069,608,
  including interest).                    $20,652,000    $20,652,000
                                                        ------------

TOTAL INVESTMENTS (INTERNATIONAL VALUE
TRUST) (Cost: $239,216,421)                             $223,382,276
                                                        ============

The Trust had the following five top industry concentrations at December 31, 2001 (as a percentage of total value of investments):

Telecommunications Equipment &        5.44%
Services
Financial Services                    5.38%
Insurance                             5.01%
Electrical Equipment                  4.69%
Banking                               4.07%


CAPITAL APPRECIATION TRUST

                                          SHARES       VALUE
                                          ------       -----
COMMON STOCK - 81.98%
ADVERTISING - 1.63%
Omnicom Group, Inc.                        8,600       $768,410
                                                      ---------

AEROSPACE - 0.88%
Northrop Grumman Corp. (a)                 4,100        413,321
                                                      ---------


                                          SHARES          VALUE
                                          ------          -----
BANKING - 1.49%
Bank One Corp.                            17,900       $698,995
                                                      ---------

BIOTECHNOLOGY - 3.37%
Amgen, Inc. *                             10,000        564,400
Genetech, Inc. *                          12,800        694,400
MedImmune, Inc. * (a)                      7,100        329,085
                                                      ---------
                                                      1,587,885

BROADCASTING - 4.49%
Liberty Media Corp., Series A*            52,700        737,800
Univision Communications, Inc.,
Class A * (a)                              9,000        364,140
Viacom, Inc., Class B * (a)               22,900      1,011,035
                                                      ---------
                                                      2,112,975

BUSINESS SERVICES - 2.19%
Tyco International, Ltd. * (a)            17,500      1,030,750
                                                      ---------

CELLULAR COMMUNICATIONS - 2.16%
Sprint Corp. (PCS Group),
Series 1* (a)                             17,300        422,293
Vodafone Group PLC, ADR * (a)             23,100        593,208
                                                      ---------
                                                      1,015,501

COMPUTERS & BUSINESS
EQUIPMENT - 7.18%
Arm Holdings PLC, ADR * (a)                3,200         49,888
Cisco Systems, Inc. *                     37,100        671,881
Dell Computer Corp. *                     27,400        744,732
Hewlett-Packard Company                    7,100        145,834
IBM Corp. *                               10,100      1,221,696
Maxim Integrated Products,
  Inc.                                     1,300         68,263
Sun Microsystems, Inc.                    38,600        474,780
                                                      ---------
                                                      3,377,074
COSMETICS & TOILETRIES - 0.70%
Gillette Company                           9,800        327,320
                                                      ---------

DRUGS & HEALTH CARE - 4.19%
Abbott Laboratories,                      14,000        780,500
American Home Products Corp.*,            10,900        668,824

Sepracor, Inc. * (a)                       9,200        524,952
                                                      ---------
                                                      1,974,276

ELECTRICAL EQUIPMENT - 2.53%
General Electric Company *                29,700      1,190,376
                                                      ---------

FINANCIAL SERVICES - 8.64%
Citigroup, Inc.                           28,900      1,458,872
Household International, Inc.              9,200        533,048
MBNA Corp.                                14,900        524,480
Merrill Lynch & Company, Inc.              9,500        495,140
Morgan Stanley Dean Witter & Company       8,500        475,490
The Goldman Sachs Group, Inc.*             6,300        584,325
                                                      ---------
                                                      4,071,355

FOOD & BEVERAGES - 2.23%
PepsiCo, Inc.                             21,600      1,051,704
                                                      ---------

HEALTHCARE PRODUCTS - 2.17%
Johnson & Johnson                         17,300      1,022,430
                                                      ---------

HOTELS & RESTAURANTS - 0.70%
Marriott International, Inc.,
  Class A                                  8,100        329,265
                                                      ---------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------


                                          SHARES        VALUE
                                          ------        -----
INSURANCE - 4.50%
American International Group,             15,500     $1,230,700
  Inc.
Hartford Financial Services Group,         6,300        395,829
  Inc.
XL Capital, Ltd., Class A*(a)              5,400        493,344
                                                      ---------
                                                      2,119,873

INTERNET RETAIL - 0.44%
eBay, Inc. (a)                             3,100        207,390
                                                      ---------

INVESTMENT COMPANIES - 0.39%
Nasdaq-100 Index Tracking Stock,
  Series 1 *                               4,700        182,877
                                                      ---------

LEISURE TIME - 0.87%
AOL Time Warner, Inc. *                   12,800        410,880
                                                      ---------

MANUFACTURING - 0.93%
Minnesota Mining &
Manufacturing Company*                     3,700        437,377
                                                      ---------

PETROLEUM SERVICES - 2.47%
Halliburton Company                       11,400        149,340
Schlumberger, Ltd. *                      18,400      1,011,080
                                                      ---------
                                                      1,160,420

PHARMACEUTICALS - 5.96%
Aventis, ADR (a)                           7,000        497,000
Baxter International, Inc. *              11,400        611,382
Pfizer, Inc.                              27,600      1,099,860
Pharmacia Corp. *                         14,000        597,100
                                                      ---------
                                                      2,805,342

PUBLISHING - 0.83%
New York Times Company,
Class A                                    9,000        389,250
                                                      ---------

RETAIL TRADE - 9.65%
Bed Bath & Beyond, Inc.                   10,700        362,730
BJ's Wholesale Club, Inc. *                6,200        273,420
Home Depot, Inc.                          20,500      1,045,705
Kohls Corp. * (a)                         15,700      1,105,908
Lowe's Companies, Inc. (a)                 6,000        278,460
Tiffany & Company *                       19,400        610,518
Wal-Mart Stores, Inc.                     15,000        863,250
                                                      ---------
                                                      4,539,991

SEMICONDUCTORS - 5.70%
Applied Materials, Inc. *                  6,100        244,610
Intel Corp. *                             33,400      1,050,430
KLA-Tencor Corp. * (a)                     4,800        237,888
Novellus Systems, Inc. * (a)               5,600        220,920
STMicroelectronics NV (a)                  4,600        145,682
Texas Instruments, Inc. *                 27,900        781,200
                                                      ---------
                                                      2,680,730

SOFTWARE - 3.79%
Microsoft Corp.                           21,200      1,404,500
Oracle Corp. *                            23,800        328,678
SAP AG, ADR * (a)                          1,600         51,088
                                                      ---------
                                                      1,784,266

TELECOMMUNICATIONS
EQUIPMENT & SERVICES - 1.37%
Nokia Corp., ADR *                        26,200        642,686
                                                      ---------


                                           SHARES          VALUE
                                           ------          -----
TRANSPORTATION - 0.53%
Harley Davidson, Inc. *                    4,600       $249,826


TOTAL COMMON STOCK
(Cost: $38,410,241)                                 $38,582,545
                                                    -----------

                                            PRINCIPAL
                                             AMOUNT          VALUE
                                             ------          -----
SHORT TERM INVESTMENTS - 18.02%
Navigator Securities Lending
  Trust, 2.25%                              $6,731,614     $6,731,614
American Express Credit
  Corp., 1.50% due 01/02/2002                1,753,000      1,753,000
                                                          -----------
                                                           $8,484,614
TOTAL INVESTMENTS
(CAPITAL APPRECIATION
TRUST)  (Cost: $46,894,855)                               $47,067,159
                                                          ===========


STRATEGIC OPPORTUNITIES TRUST

                                         SHARES          VALUE
                                         ------          -----
COMMON STOCK - 88.17%
AEROSPACE - 3.66%
Lockheed Martin Corp.                    396,300    $18,495,321
United Technologies Corp. *              384,900     24,876,087
                                                     ----------
                                                     43,371,408

APPAREL & TEXTILES - 0.84%
Coach, Inc. *                            256,790     10,009,674
                                                     ----------

AUTO PARTS - 0.59%
AutoZone, Inc. *                          97,500      7,000,500
                                                     ----------

BANKING - 4.27%
FleetBoston Financial Corp.              398,100     14,530,650
Golden West Financial Corp. *            105,500      6,208,675
North Fork BanCorp, Inc.                 273,700      8,755,663
Silicon Valley Bancshares *(a)           790,750     21,136,748
                                                     ----------
                                                     50,631,736

BIOTECHNOLOGY - 5.55%
Gilead Sciences, Inc. *                  431,600     28,364,752
MedImmune, Inc. * (a)                    807,800     37,441,530
                                                     ----------
                                                     65,806,282

BROADCASTING - 1.88%
Clear Channel Communications,
 Inc.*                                   201,062     10,236,066
EchoStar Communications
  Corp., Class A (a)                     438,100     12,034,607
                                                     ----------
                                                     22,270,673

BUILDING MATERIALS
& CONSTRUCTION - 1.68%
Jacobs Engineering Group, Inc.           301,100     19,872,600
                                                     ----------

BUSINESS SERVICES - 2.31%
Tyco International, Ltd. *               465,100     27,394,390
                                                     ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
CELLULAR COMMUNICATIONS - 1.19%
AirGate PCS, Inc. *                      310,100      $14,125,055
                                                       ----------

COMPUTERS & BUSINESS
EQUIPMENT - 0.90%
Brocade Communications Systems,
  Inc. *                                 254,200        8,419,104
Sybase, Inc. *                           144,800        2,282,048
                                                       ----------
                                                       10,701,152
CONSTRUCTION MATERIALS - 0.70%
Cemex SA, ADR *                          333,400        8,234,980
                                                       ----------

DRUGS & HEALTH CARE - 5.83%
Cephalon, Inc. (a)                       357,400       27,014,079
Mylan Laboratories, Inc.                 819,900       30,746,250
Sepracor, Inc. * (a)                     198,700       11,337,822
                                                       ----------
                                                       69,098,151

ELECTRICAL EQUIPMENT - 3.78%
Flextronics International,
  Ltd. *                               1,869,000       44,837,310
                                                       ----------

ELECTRONICS - 3.21%
Amphenol Corp., Class A * (a)            171,700       $8,250,185
Vishay Intertechnology, Inc. *         1,526,480       29,766,360
                                                       ----------
                                                       38,016,545

FINANCIAL SERVICES - 7.72%
Bank of America Corp.                    170,500       10,732,975
Bear Stearns Companies, Inc.             332,600       19,503,664
Lehman Brothers Holdings,
  Inc. *                                 286,300       19,124,840
Mellon Financial Corp.                   175,500        6,602,310
Merrill Lynch & Company, Inc.            307,300       16,016,476
The Charles Schwab Corp. *             1,262,500       19,530,875
                                                       ----------
                                                       91,511,140

HEALTHCARE SERVICES - 0.42%
McKesson, Inc.                           131,500        4,918,100
                                                       ----------

INSURANCE - 0.51%
The Allstate Corp.                       178,100        6,001,970
                                                       ----------

LEISURE TIME - 1.33%
Gemstar TV Guide International,
  Inc. *                                 568,500       15,747,450
                                                       ----------

MEDICAL-HOSPITALS - 4.14%
IDEC Pharmaceuticals Corp. (a)           711,670       49,055,413
                                                       ----------

PETROLEUM SERVICES - 10.59%
BJ Services Company * (a)                628,600       20,398,070
ENSCO International, Inc.                432,300       10,742,655
GlobalSantaFe Corp. *                    218,710        6,237,609
Nabors Industries, Inc. *              1,071,800       36,794,894
Noble Drilling Corp. *                 1,178,000       40,099,120
Rowan Companies, Inc. *                  579,300       11,221,041
                                                       ----------
                                                      125,493,389

PHARMACEUTICALS - 0.88%
Forest Laboratories, Inc. *              126,900       10,399,455
                                                       ----------


                                         SHARES            VALUE
                                         ------            -----
RETAIL TRADE - 8.84%
American Eagle Outfitters,
  Inc. * (a)                             794,200      $20,784,214
Best Buy Company, Inc. *                 496,900       37,009,112
BJ's Wholesale Club, Inc. *              104,130        4,592,133
Lowe's Companies, Inc.                   900,200       41,778,282
Rite Aid Corp. *                         130,000          657,800
                                                   --------------
                                                      104,821,541
SEMICONDUCTORS - 15.90%
Alltel Corp.                             188,900       11,660,797
ASM Lithography
Holding NV * (a)                       1,312,600       22,379,830
Cypress Semiconductor Corp. *          1,627,300       32,432,089
Fairchild Semiconductor
  Corp., Class A * (a)                   793,700       22,382,340
Intel Corp. *                            165,400        5,201,830
Lattice Semiconductor Corp. *            121,800        2,505,426
LSI Logic Corp. (a)                    1,432,400       22,603,272
Micron Technology, Inc. *                304,900        9,451,900
NVIDIA Corp. *                            76,900        5,144,610
Teradyne, Inc. *                       1,816,100       54,737,254
                                                   --------------
                                                      188,499,348

SOFTWARE - 0.35%
Adobe Systems, Inc. *                    132,200        4,104,810
                                                   --------------

TELECOMMUNICATIONS
EQUIPMENT & SERVICES - 1.10%
Triton PCS Holdings, Inc.,
Class A* (a)                             445,030       13,061,631
                                                   --------------

TOTAL COMMON STOCK
(Cost: $1,015,593,445)                             $1,044,984,703
                                                   --------------

                                         PRINCIPAL
                                          AMOUNT                VALUE
                                          ------                -----
SHORT TERM INVESTMENTS - 9.07%
Navigator Securities Lending
  Trust, 2.25%                           $107,435,926        $107,435,926
                                                           --------------

REPURCHASE AGREEMENTS - 2.76%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.25% to be
  repurchased at $32,752,274
  on 01/02/2002
  collateralized by
  $30,525,000 U.S. Treasury
  Bonds,6.50% due 11/15/2026
  (valued at $33,405,125,
  including interest).                    $32,750,000         $32,750,000
                                                           --------------

TOTAL INVESTMENTS (STRATEGIC
OPPORTUNITIES TRUST) (Cost:
$1,155,779,371)                                            $1,185,170,629
                                                           ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001

(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

QUANTITATIVE MID CAP TRUST

                                                      SHARES          VALUE
                                                      ------          -----
COMMON STOCK - 90.35%
APPAREL & TEXTILES - 2.69%
Cintas Corp. *                                        24,200        $1,161,600
Reebok International, Ltd. *                          60,000         1,590,000
                                                                    ----------
                                                                     2,751,600

AUTO PARTS - 1.24%
Lear Corp.                                            33,200         1,266,248
                                                                    ----------

BANKING - 7.29%

Astoria Financial Corp.                               32,300           854,658
First Tennessee National Corp. *                      54,200         1,965,292
North Fork BanCorp, Inc.                              64,800         2,072,952
Northern Trust Corp.                                  16,100           969,542
Southtrust Corp. *                                    23,900           589,613
US  Bancorp *                                         48,400         1,013,012
                                                                    ----------
                                                                     7,465,069

BIOTECHNOLOGY - 1.55%
Chiron Corp. *                                         6,000           263,040
Invitrogen Corp. *                                    21,400         1,325,302
                                                                    ----------
                                                                     1,588,342

BUSINESS SERVICES - 4.06%
Electronic Data Systems Corp. *                       13,100           898,005
First Data Corp.                                      12,400           972,780
Fiserv, Inc.                                          34,750         1,470,620
Tyco International, Ltd. *                            13,800           812,820
                                                                    ----------
                                                                     4,154,225

CABLE AND TELEVISION - 0.50%
Charter Communications, Inc., Class A *               30,400           507,376
                                                                    ----------

CHEMICALS - 2.22%
Engelhard Corp.                                       56,200         1,555,616
Waters Corp.                                          18,500           716,875
                                                                    ----------
                                                                     2,272,491

COMPUTERS & BUSINESS EQUIPMENT - 3.35%
Apple Computer, Inc. *                                23,200           508,080
Lexmark International Group, Inc., Class A            34,700         2,047,300
Pitney Bowes, Inc.                                    23,200           872,552
                                                                    ----------
                                                                     3,427,932

CONSTRUCTION MATERIALS - 2.06%
Sherwin-Williams Company *                            76,700         2,109,250
                                                                    ----------

CRUDE PETROLEUM & NATURAL GAS - 3.75%
EOG Resources, Inc. *                                 29,200         1,142,012
Occidental Petroleum Corp.                            25,900           687,127
Sunoco, Inc. *                                        53,900         2,012,626
                                                                    ----------
                                                                     3,841,765

DRUGS & HEALTH CARE - 9.67%
AmerisourceBergen Corp.                               28,800         1,830,240
Caremark Rx, Inc. *                                  121,500         1,981,665
Lifepoint Hospitals, Inc.                             50,500         1,719,020
Manor Care, Inc. *                                    19,400           459,974
Quest Diagnostics, Inc. *                             29,100         2,086,761
Stryker Corp. *                                       31,300         1,826,981
                                                                    ----------
                                                                     9,904,641

EDUCATIONAL SERVICES - 1.85%
Apollo Group, Inc., Class A *                         42,200         1,899,422
                                                                    ----------

ELECTRICAL EQUIPMENT - 1.10%
Tektronix, Inc.                                       43,600        $1,124,008
                                                                    ----------

ELECTRIC UTILITIES - 0.93%
Dominion Resources, Inc.                              15,800           949,580
                                                                    ----------

ELECTRONICS - 4.40%
L-3 Communications Holdings, Inc. *                   20,700         1,863,000
Microchip Technology, Inc. *                          53,500         2,072,590
Mirant Corp. *                                        35,700           571,914
                                                                    ----------
                                                                     4,507,504

ENERGY - 2.56%
Entergy Corp.                                         48,300         1,889,013
Utilicorp United, Inc.                                29,000           729,930
                                                                    ----------
                                                                     2,618,943

FINANCIAL SERVICES - 5.44%
Bank of America Corp.                                 14,300           900,185
Capital One Financial Corp.                           18,600         1,003,470
E*TRADE Group, Inc. *                                103,400         1,059,850
John Hancock Financial Services, Inc.                 46,200         1,908,060
Washington Mutual, Inc. *                             21,300           696,510
                                                                    ----------
                                                                     5,568,075

GAS & PIPELINE UTILITIES - 1.53%
Kinder Morgan, Inc. *                                 28,200         1,570,458
                                                                    ----------

HEALTHCARE SERVICES - 1.55%
McKesson, Inc.                                        25,200           942,480
Unitedhealth Group, Inc. *                             9,100           644,007
                                                                    ----------
                                                                     1,586,487

HOTELS & RESTAURANTS - 2.09%
Darden Restaurants, Inc.                              60,400         2,138,160
                                                                    ----------

HOUSEHOLD APPLIANCES - 0.60%
American Standard Companies, Inc. *                    9,000           614,070
                                                                    ----------

HOUSEHOLD PRODUCTS - 0.58%
The Clorox Company *                                  14,900           589,295
                                                                    ----------

INSURANCE - 5.11%
Everest Re Group, Ltd. *                              16,200         1,145,340
Fidelity National Financial, Inc. *                   73,370         1,819,576
Progressive Corp. *                                   15,200         2,269,360
                                                                    ----------
                                                                     5,234,276

INTERNATIONAL OIL - 0.92%
USX-Marathon Oil Corp. *                              31,300           939,000
                                                                    ----------

LEISURE TIME - 1.71%
International Game Technology                         25,700         1,755,310
                                                                    ----------
MEDICAL-HOSPITALS - 0.90%
Health Management Association, Inc., Class A *        22,400           412,160
IDEC Pharmaceuticals Corp.                             7,400           510,082
                                                                    ----------
                                                                       922,242

OFFICE FURNISHINGS & SUPPLIES - 1.42%
Avery Dennison Corp.                                  25,400         1,435,862
Imagistics International, Inc.                         1,856            22,922
                                                                    ----------
                                                                     1,458,784

  The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES            VALUE
                                                      ------            -----
PETROLEUM SERVICES - 1.41%
BJ Services Company *                                 44,400         $ 1,440,780
                                                                     -----------

PHARMACEUTICALS - 1.49%
King Pharmaceuticals, Inc.                            36,200           1,525,106
                                                                     -----------

PUBLISHING - 1.91%
New York Times Company, Class A                       45,200           1,954,900
                                                                     -----------

RETAIL TRADE - 4.12%
Bed Bath & Beyond, Inc.                               39,100           1,325,490
BJ's Wholesale Club, Inc. *                           24,500           1,080,450
Lowe's Companies, Inc.                                18,900             877,149
Ross Stores, Inc. *                                   29,200             936,736
                                                                     -----------
                                                                       4,219,825

SANITARY SERVICES - 0.75%
Allied Waste Industries, Inc. *                       54,500             766,270
                                                                     -----------

SEMICONDUCTORS - 0.62%
Marvell Technology Group, Ltd. *                      17,800             637,596
                                                                     -----------

SOFTWARE - 4.37%
Computer Associates International, Inc. *             26,600             917,434
Electronic Arts, Inc. *                               32,800           1,966,360
Parametric Technology Corp.                           90,300             705,243
PeopleSoft, Inc.                                      21,900             880,380
                                                                     -----------
                                                                       4,469,417

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.51%
Amdocs, Ltd. *                                        23,000             781,310
RF Micro Devices, Inc. *                              93,200           1,792,236
                                                                     -----------
                                                                       2,573,546

TOBACCO - 0.78%
Philip Morris Companies, Inc.                         17,500             802,375
                                                                     -----------

TRANSPORTATION - 1.32%
Harley Davidson, Inc. *                               24,900           1,352,319
                                                                     -----------

TOTAL COMMON STOCK
(Cost: $89,313,894)                                                  $92,506,687
                                                                     -----------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
REPURCHASE AGREEMENTS - 9.65%

Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.53%, to be
  repurchased at $9,877,840
  on 01/02/2002,
  collateralized by
  $9,395,000 U.S. Treasury
  Bonds 6.25% due 08/15/2023
  (valued at $10,076,138,
  including interest)                              $  9,877,000     $  9,877,000
                                                                    ------------

TOTAL INVESTMENTS (QUANTITATIVE MID CAP
  TRUST) (Cost: $99,190,894)                                        $102,383,687
                                                                    ============


GLOBAL EQUITY TRUST

                                                       SHARES           VALUE
                                                      -------        ------------
COMMON STOCK - 94.76%
BELGIUM - 0.41%
Dexia *                                               156,700        $  2,252,707
                                                                     ------------

BRAZIL - 0.63%
Companhia De Bebidas, ADR                             170,700           3,463,503
                                                                     ------------

BERMUDA - 3.98%
ACE, Ltd. *                                           135,300           5,432,295
Tyco International, Ltd. *                            255,550          15,051,895
XL Capital, Ltd., Class A *                            16,600           1,516,576
                                                                     ------------
                                                                       22,000,766

FRANCE - 5.43%
Bouygues SA * (a)                                     101,000           3,308,510
Havas Advertising * (a)                               537,870           3,892,522
Orange SA (a)                                         339,940           3,080,444
Sanofi-Synthelabo SA                                   56,860           4,241,448
TotalFinaElf SA, B Shares *                           108,540          15,497,350
                                                                     ------------
                                                                       30,020,274

GERMANY - 1.35%
Allianz AG Holding (a)                                 31,540           7,468,039
                                                                     ------------

GUERNSEY - 0.31%
Amdocs, Ltd. *                                         51,000           1,732,470
                                                                     ------------

ITALY - 0.50%
Telecom Italia SPA (a)                                324,500           2,772,996
                                                                     ------------

JAPAN - 5.79%
Fast Retailing Company                                 15,000           1,335,012
Honda Motor Company *                                  69,100           2,758,515
Kinden Corp.                                           94,000             439,829
NEC Corp.                                             310,000           3,163,652
Nichicon Corp.                                         40,100             440,760
Nikko Cordial Corp.                                   428,000           1,911,152
NTT DoCoMo, Inc.                                          715           8,404,702
Rohm Company                                           31,400           4,076,895
Sankyo Company *                                      145,000           2,484,734
Taisho Pharmaceutical Company                           1,000              15,724
Toyota Motor Corp.                                    276,800           7,014,549
                                                                     ------------
                                                                       32,045,524

SOUTH KOREA - 3.28%
Korea Tobacco & Ginseng Corp., 144A, GDR *            186,800           1,401,000
Samsung Electronics Company *                          62,100          13,241,039
SK Telecom Company, Ltd., ADR *                       161,450           3,490,549
                                                                     ------------
                                                                       18,132,588

MEXICO - 0.52%
Telefonos de Mexico SA, ADR *                          81,900           2,868,138
                                                                     ------------

NETHERLANDS - 1.95%
ING Groep NV                                          405,340          10,333,697
Royal Dutch Petroleum Company-NY Shares *               8,670             425,004
                                                                     ------------
                                                                       10,758,701

SINGAPORE - 1.04%
Flextronics International, Ltd. *                     111,400           2,672,486
Overseas-Chinese Banking Corp., Ltd. *                504,000           3,002,437


  The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES           VALUE
                                                      -------        ------------
SINGAPORE - CONTINUED
Singapore Airlines, Ltd.                               12,000        $      1,487
                                                                     ------------
                                                                        5,746,410

SPAIN - 1.48%
Altadis SA, Series A                                  481,110           8,179,768
                                                                     ------------

SWEDEN - 0.90%
L.M. Ericsson
  Telefonaktiebolaget, Series B * (a)                 410,000           2,235,722
Svenska Handelsbanken AB-A Shares                     186,580           2,748,811
                                                                     ------------
                                                                        4,984,533

SWITZERLAND - 1.76%
Compagnie Financiere Richemont AG *                   203,020           3,773,902
Nestle SA *                                            28,000           5,972,523
                                                                     ------------
                                                                        9,746,425

TAIWAN - 0.62%
Taiwan Semiconductor
  Manufacturing Company, Ltd.                       1,377,800           3,449,428
                                                                     ------------

UNITED KINGDOM - 10.21%
Abbey National                                        189,040           2,693,296
AstraZeneca Group PLC                                 227,810          10,260,265
BAE Systems PLC                                       885,670           3,985,079
BHP Billiton PLC                                      741,400           3,761,685
Cadbury Schweppes PLC *                               315,422           2,008,494
P&O Princess Cruises PLC                              302,500           1,759,097
Shell Transport & Trading Company PLC               1,732,230          11,886,443
Smiths Industries PLC *                               331,560           3,263,286
South African Breweries PLC                           242,000           1,646,515
Vodafone Group PLC                                  2,318,100           6,057,667
WPP Group PLC *                                       828,900           9,158,410
                                                                     ------------
                                                                       56,480,237

UNITED STATES - 54.60%
Adobe Systems, Inc. *                                  86,100           2,673,405
American Express Company *,                           110,100           3,929,469
American Home Products Corp. *,                        87,300           5,356,728
Avaya, Inc. *                                         112,700           1,369,305
Bank of New York, Inc.                                316,700          12,921,360
Carnival Corp., Class A                               158,700           4,456,296
Charter One Financial, Inc. *                          75,600           2,052,540
Citigroup, Inc.                                       255,550          12,900,164
Clear Channel Communications, Inc. *                  169,570           8,632,809
Colgate-Palmolive Company *                            38,100           2,200,275
Comerica, Inc. *                                      161,900           9,276,870
Compaq Computer Corp. *                               312,400           3,049,024
CVS Corp.                                              92,600           2,740,960
Edison International *                                 84,700           1,278,970
EMC Corp.                                              85,100           1,143,744
Emerson Electric Company                               57,700           3,294,670
Entergy Corp.                                         129,450           5,062,789
Equity Office Properties
  Trust *                                              94,300           2,836,544
Exelon Corp. *                                         37,600           1,800,288
Exxon Mobil Corp.                                      99,600           3,914,280
Federal Home Loan Mortgage Corp. *                     20,100           1,314,540
Federal National Mortgage
  Association *                                        37,430           2,975,685
Federated Investors, Inc., Class B *                   96,200           3,066,856
Fortune Brands, Inc. *                                 53,000           2,098,270
FPL Group, Inc. *                                      54,400           3,068,160
General Electric Company *                            197,600           7,919,808
GlobalSantaFe Corp. *                                 112,900           3,219,908
HCA-The Healthcare Company *                           38,600        $  1,487,644
Hewlett-Packard Company                               234,000           4,806,360
IBM Corp. *                                            31,700           3,834,432
Intel Corp. *                                          74,000           2,327,300
Interpublic Group Companies,
  Inc. *                                              241,080           7,121,503
J.P. Morgan Chase & Company                            87,888           3,194,729
Jones Apparel Group, Inc.                              43,400           1,439,578
Kimberly-Clark Corp. *                                 63,400           3,791,320
KPMG Consulting, Inc.                                 280,550           4,648,714
Kroger Company                                         82,400           1,719,688
Lexmark International Group, Inc.,
  Class A                                              40,700           2,401,300
M & T Bank Corp. *                                     29,600           2,156,360
MBNA Corp.                                            117,000           4,118,400
McDonalds Corp.                                        49,200           1,302,324
Medtronic, Inc.                                        64,500           3,303,045
Merck & Company, Inc.                                 115,700           6,803,160
Microsoft Corp.                                       203,600          13,492,572
Moodys Corp.                                           58,100           2,315,866
Morgan Stanley Dean Witter & Company                   61,800           3,457,092
Motorola, Inc.                                        269,300           4,044,886
Networks Associates, Inc.                              65,400           1,690,590
Oracle Corp. *                                        251,400           3,471,834
Pfizer, Inc.                                          369,600          14,728,560
PG&E Corp.                                             66,400           1,277,536
Pharmacia Corp. *                                     216,550           9,235,857
Philip Morris Companies, Inc.                         317,100          14,539,035
Rite Aid Corp. *                                      740,600           3,747,436
Sanmina-SCI Corp.                                     234,500           4,666,550
SBC Communications, Inc.                              168,400           6,596,228
Schering-Plough Corp.                                 110,150           3,944,472
Service Master Company *                              214,800           2,964,240
Sprint Corp. (PCS Group),
  Series 1 *                                          150,700           3,678,587
Starwood Hotels & Resorts
  Worldwide, Inc. SBI, Class B *                      117,800           3,516,330
Stilwell Financial, Inc.                              188,200           5,122,804
The Limited, Inc. *                                   205,550           3,025,696
The Walt Disney Company *                              76,400           1,583,008
US Bancorp *                                          665,600          13,931,008
Waste Management, Inc. *                              208,000           6,637,280
Wells Fargo & Company                                 125,600           5,457,320
                                                                     ------------
                                                                      302,134,361

TOTAL COMMON STOCK
(Cost: $538,730,990)                                                 $524,236,867
                                                                     ------------

PREFERRED STOCK - 0.78%

GERMANY - 0.78%
Munchener Ruckversicherungs-Gesellschaft
  AG (a)                                               15,900           4,316,076
                                                                     ------------

TOTAL PREFERRED STOCK
(Cost: $4,368,904)                                                   $  4,316,076
                                                                     ------------

  The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                       PRINCIPAL
                                                                                        AMOUNT                 VALUE
                                                                                        ------                 -----
SHORT TERM INVESTMENTS - 3.39%
Navigator Securities Lending
  Trust, 2.25%                                                                      $    18,745,438         $ 18,745,438
                                                                                                            ------------

REPURCHASE AGREEMENTS - 1.07%

Lehman Brothers
  Repurchase Agreement dated 12/31/2001 at 1.77%,
  to be repurchased at $5,916,582
  on 01/02/2002, collateralized by $5,845,000 Federal
  Home Loan Mortgage
  Corporation 4.50% due 08/15/2004
  (valued at $6,051,122,
  including interest)                                                               $     5,916,000         $  5,916,000
                                                                                                            ------------

TOTAL INVESTMENTS (GLOBAL EQUITY TRUST)
(Cost: $567,761,332)                                                                                        $553,214,381
                                                                                                            ============

The Trust had the following five top industry concentrations at December 31, 2001 (as a percentage of total value of investments):

Banking                                                                    8.95%
Financial Services                                                         8.79%
Pharmaceuticals                                                            6.27%
Insurance                                                                  5.74%
Electrical Equipment                                                       5.63%



STRATEGIC GROWTH TRUST

                                                            SHARES            VALUE
                                                            ------            -----
COMMON STOCK - 77.96%

ADVERTISING - 0.85%

Lamar Advertising Company, Class A (a)                      10,510        $   444,993
Omnicom Group, Inc. (a)                                      5,560            496,786
                                                                            ---------
                                                                              941,779

AUTO PARTS - 0.64%
Danaher Corp. (a)                                           11,800            711,658
                                                                            ---------

BANKING - 0.73%
Comerica, Inc. *                                            14,030            803,919
                                                                            ---------

BIOTECHNOLOGY - 1.66%
Amgen, Inc. *                                               11,700            660,348
Applera Corp.-Applied Biosystems Group * (a)                29,960          1,176,529
                                                                            ---------
                                                                            1,836,877

BROADCASTING - 5.66%
Clear Channel Communications, Inc. *                        27,040          1,376,606
Cox Communications, Inc., Class A * (a)                     13,760            576,682
EchoStar Communications Corp., Class A (a)                  51,140          1,404,816
Fox Entertainment Group, Inc., Class A *                    39,870          1,057,751
Viacom, Inc., Class B *                                     42,140          1,860,481
                                                                            ---------
                                                                            6,276,336

BUSINESS SERVICES - 8.36%
Affiliated Computer Services, Inc., Class A *,              12,470          1,323,441
Aramark Corp., Class B (a)                                  19,600            527,240
Automatic Data Processing, Inc                              23,090        $ 1,360,001
BISYS Group, Inc. *                                         19,770          1,265,082
First Data Corp.                                             9,740            764,103
SunGuard Data Systems, Inc.                                 23,220            671,755
Tyco International, Ltd. *                                  56,910          3,351,999
                                                                            ---------
                                                                            9,263,621

CABLE AND TELEVISION - 0.58%
Charter Communications, Inc., Class A * (a)                  8,640            141,955
Comcast Corp., Class A *                                    13,900            500,400
                                                                            ---------
                                                                              642,355

CELLULAR COMMUNICATIONS - 2.16%
Sprint Corp. (PCS Group), Series 1   * (a)                  44,310          1,081,607
Vodafone Group PLC                                         200,930            525,071
Vodafone Group PLC, ADR * (a)                               30,685            787,991
                                                                            ---------
                                                                            2,394,669

COMPUTERS & BUSINESS EQUIPMENT - 1.07%
Dell Computer Corp. *                                       34,710            943,418
Sun Microsystems, Inc.                                      19,770            243,171
                                                                            ---------
                                                                            1,186,589

DRUGS & HEALTH CARE - 5.17%
Abbott Laboratories,                                         9,000            501,750
Allergan, Inc. (a)                                           8,440            633,422
American Home Products Corp. *,                             33,240          2,039,606
Bristol-Myers Squibb Company *                              15,600            795,600
Genzyme Corp. * (a)                                         13,300            796,138
Guidant Corp. *                                             19,200            956,160
                                                                            ---------
                                                                            5,722,676

ELECTRICAL EQUIPMENT - 0.72%
General Electric Company *                                  19,860            795,989
                                                                            ---------

ELECTRIC UTILITIES - 0.17%
The AES Corp. * (a)                                         11,370            185,900
                                                                            ---------

ELECTRONICS - 2.14%
Analog Devices, Inc. *                                      24,060          1,068,023
General Motors Corp., Class H *                              7,320            113,094
Linear Technology Corp.                                     30,600          1,194,624
                                                                            ---------
                                                                            2,375,741

ENERGY - 0.37%
Calpine Corp. * (a)                                         24,420            410,012
                                                                            ---------

FINANCIAL SERVICES - 8.17%
Arthur J. Gallagher & Company                               36,410          1,255,781
Bank of America Corp.                                       15,820            995,869
Citigroup, Inc.                                             40,070          2,022,734
Concord EFS, Inc. * (a)                                     18,980            622,164
Federal Home Loan Mortgage Corp. *                          18,600          1,216,440
Household International, Inc.                               14,600            845,924
J.P. Morgan Chase & Company                                  3,480            126,498
Merrill Lynch & Company, Inc.                               13,000            677,560
Morgan Stanley Dean Witter & Company                        16,480            921,891
The Goldman Sachs Group, Inc. *                              3,920            363,580
                                                                            ---------
                                                                            9,048,441

HEALTHCARE PRODUCTS - 1.01%
Johnson & Johnson                                           19,000          1,122,900
                                                                            ---------

  The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES           VALUE
                                                            ------           -----
HOTELS & RESTAURANTS - 0.59%
Starwood Hotels & Resorts
  Worldwide, Inc. SBI, Class B *                            21,900        $   653,715
                                                                          -----------

INSURANCE - 10.21%
ACE, Ltd. *                                                 27,500          1,104,125
AFLAC, Inc.                                                  4,970            122,063
American International Group, Inc.                          33,700          2,675,780
Chubb Corp. *                                               17,900          1,235,100
Hartford Financial Services Group, Inc.                     26,260          1,649,916
Metlife, Inc. * (a)                                         19,860            629,165
Prudential Financial, Inc. * (a)                             4,370            145,040
Renaissancere Holdings *                                     4,790            456,966
SAFECO Corp. * (a)                                          29,300            912,695
St. Paul Companies, Inc. *                                   7,560            332,413
The Allstate Corp.                                          21,980            740,726
The Principal Financial Group, Inc. * (a)                    9,500            228,000
Willis Group Holdings, Ltd. * (a)                           30,400            715,920
XL Capital, Ltd., Class A * (a)                              4,000            365,440
                                                                          -----------
                                                                           11,313,349

INTERNET CONTENT - 0.08%
I2 Technologies, Inc. * (a)                                 11,650             92,035
                                                                          -----------
INTERNET SERVICE PROVIDER - 0.02%
Internap Network Services Corp. *                           18,000             20,880
                                                                          -----------

INTERNET SOFTWARE - 1.17%
VeriSign, Inc. * (a)                                        28,710          1,092,128
Vignette Corp. *                                            38,700            207,819
                                                                          -----------
                                                                            1,299,947

LEISURE TIME - 0.99%
AOL Time Warner, Inc. *                                     34,010          1,091,721
                                                                          -----------

LIQUOR - 0.73%
Anheuser-Busch Companies, Inc.                              18,000            813,780
                                                                          -----------

PETROLEUM SERVICES - 0.63%
GlobalSantaFe Corp. *                                       24,390            695,603
                                                                          -----------

PHARMACEUTICALS - 3.58%
Eli Lilly & Company *                                       10,570            830,168
Forest Laboratories, Inc. * (a)                              7,800            639,210
Pfizer, Inc.                                                54,170          2,158,675
Schering-Plough Corp.                                        9,540            341,627
                                                                          -----------
                                                                            3,969,680

RETAIL GROCERY - 1.04%
Kroger Company (a)                                          24,510            511,524
Safeway, Inc.                                               15,290            638,357
                                                                          -----------
                                                                            1,149,881

RETAIL TRADE - 3.11%
Costco Wholesale Corp. *                                    21,990            975,916
Home Depot, Inc.                                             7,300            372,373
Target Corp. *                                              25,490          1,046,365
Wal-Mart Stores, Inc.                                       18,300          1,053,165
                                                                          -----------
                                                                            3,447,819

SEMICONDUCTORS - 4.09%
Atmel Corp. *                                               85,110        $   627,261
LSI Logic Corp. (a)                                         45,670            720,672
Micron Technology, Inc. *                                   18,640            577,840
QLogic Corp. (a)                                            10,790            480,263
STMicroelectronics NV (a)                                   31,710          1,004,256
Texas Instruments, Inc. *                                   39,830          1,115,240
                                                                          -----------
                                                                            4,525,532

SOFTWARE - 6.75%
Adobe Systems, Inc. *                                        7,670            238,153
Cadence Design Systems, Inc. *                              38,840            851,373
Microsoft Corp.                                             29,260          1,938,475
Oracle Corp. *                                              27,300            377,013
PeopleSoft, Inc.                                            25,760          1,035,552
Rational Software Corp. * (a)                               59,550          1,161,225
SAP AG, ADR * (a)                                            2,690             85,892
VERITAS Software Corp. *                                    39,870          1,787,372
                                                                          -----------
                                                                            7,475,055

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.35%
Amdocs, Ltd. * (a)                                          20,110            683,137
American Tower Corp., Class A * (a)                         46,020            435,809
Comverse Technology, Inc. *                                 30,150            674,455
Nokia Corp., ADR *                                          18,630            456,994
Nortel Networks Corp. (a)                                   25,840            193,800
QUALCOMM, Inc. *                                            18,110            914,555
SBA Communications Corp. * (a)                              27,050            352,191
                                                                          -----------
                                                                            3,710,941

TELEPHONE - 1.37%
AT&T Wireless Services, Inc. * (a)                          85,720          1,231,797
Qwest Communications International, Inc. *                  19,970            282,176
                                                                          -----------
                                                                            1,513,973

TRANSPORTATION - 0.26%
Harley Davidson, Inc. * (a)                                  5,340            290,015
                                                                          -----------
TRUCKING & FREIGHT - 0.54%
Fedex Corp.                                                  6,270            325,288
United Parcel Service, Inc., Class B *                       5,000            272,500
                                                                          -----------
                                                                              597,788

TOTAL COMMON STOCK
(Cost: $84,457,098)                                                       $86,381,176
                                                                          -----------

PREFERRED STOCK - 0.66%

INSURANCE - 0.66%
Munchener Ruckversicherungs-Gesellschaft AG                  2,690            730,204
                                                                          -----------
TOTAL PREFERRED STOCK
(Cost: $674,063)                                                          $   730,204
                                                                          -----------


  The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            PRINCIPAL
                                              AMOUNT              VALUE
                                              ------              -----
SHORT TERM INVESTMENTS - 21.37%

Federal Home Loan Mortgage
  Discount Notes, 1.49% due
  01/02/2002                               $  8,536,000        $  8,535,647
Navigator Securities Lending
  Trust, 2.25%                               15,149,894          15,149,894
                                                               ------------
                                                               $ 23,685,541

TOTAL INVESTMENTS (STRATEGIC GROWTH
TRUST)(Cost: $108,816,702)                                     $110,796,921
                                                               ============

GROWTH TRUST

                                                             SHARES            VALUE
                                                             ------            -----
COMMON STOCK - 93.44%

AUTO PARTS - 1.35%
AutoZone, Inc. *                                             98,800        $  7,093,840
                                                                           ------------

BIOTECHNOLOGY - 2.24%
Amgen, Inc. *                                               140,900           7,952,396
Chiron Corp. * (a)                                           87,400           3,831,616
                                                                           ------------
                                                                             11,784,012

BUSINESS SERVICES - 4.43%
Corporate Executive Board Company * (a)                      98,500           3,614,950
First Data Corp.                                             72,500           5,687,625
Fiserv, Inc.                                                138,900           5,878,248
H & R Block, Inc.                                            80,900           3,616,230
Tyco International, Ltd. *                                   75,800           4,464,620
                                                                           ------------
                                                                             23,261,673

CHEMICALS - 0.73%
Cabot Microelectronics Corp. * (a)                           48,300           3,827,775
                                                                           ------------


COMPUTERS & BUSINESS EQUIPMENT - 8.39%
Cisco Systems, Inc. *                                       963,900          17,456,229
Dell Computer Corp. *                                       274,000           7,447,320
IBM Corp. *                                                  70,300           8,503,488
Maxim Integrated Products, Inc.                              47,500           2,494,225
Sun Microsystems, Inc.                                      309,400           3,805,620
Tech Data Corp.                                             100,600           4,353,968
                                                                           ------------
                                                                             44,060,850

COSMETICS & TOILETRIES - 0.60%
Procter & Gamble Company *                                   40,000           3,165,200
                                                                           ------------

DOMESTIC OIL - 0.57%
XTO Energy, Inc. *                                          171,000           2,992,500
                                                                           ------------

DRUGS & HEALTH CARE - 4.84%
Allergan, Inc.                                               50,600           3,797,530
American Home Products Corp. *                               22,900           1,405,144
Barr Laboratories, Inc. (a)                                  67,700           5,372,672
Bristol-Myers Squibb Company *                               15,600             795,600
Cardinal Health, Inc.                                        48,000           3,103,680
Genzyme Corp. *                                              20,900           1,251,074
Guidant Corp. *                                              96,100           4,785,780
Quest Diagnostics, Inc. *                                    68,600           4,919,306
                                                                           ------------
                                                                             25,430,786

EDUCATIONAL SERVICES - 0.92%
Apollo Group, Inc., Class A *                               107,150        $  4,822,822
                                                                           ------------

ELECTRICAL EQUIPMENT - 7.06%
General Electric Company *                                  925,700          37,102,056
                                                                           ------------

ELECTRONICS - 0.98%
Analog Devices, Inc. *                                       34,200           1,518,138
Linear Technology Corp.                                      52,100           2,033,984
Polycom, Inc. *                                              46,000           1,582,400
                                                                           ------------
                                                                              5,134,522

FINANCIAL SERVICES - 4.40%
Americredit Corp. * (a)                                      84,400           2,662,820
Federal Home Loan Mortgage Corp. *                           91,500           5,984,100
Federal National Mortgage
  Association *                                              47,000           3,736,500
Household International, Inc.                                64,000           3,708,160
Metris Companies, Inc. * (a)                                 85,100           2,187,921
USA Education, Inc.                                          57,500           4,831,150
                                                                           ------------
                                                                             23,110,651

FOOD & BEVERAGES - 2.72%
Pepsi Bottling Group, Inc.                                  161,200           3,788,200
PepsiCo, Inc.                                                65,000           3,164,850
Smithfield Foods, Inc.                                      111,900           2,466,276
The Coca-Cola Company *                                     102,900           4,851,735
                                                                           ------------
                                                                             14,271,061

HEALTHCARE PRODUCTS - 5.63%
Johnson & Johnson                                           322,100          19,036,110
St. Jude Medical, Inc.                                       86,600           6,724,490
Varian Medical Systems, Inc.                                 53,700           3,826,662
                                                                           ------------
                                                                             29,587,262

HEALTHCARE SERVICES - 1.80%
Davita, Inc. *                                              192,000           4,694,400
Unitedhealth Group, Inc. *                                   67,500           4,776,975
                                                                           ------------
                                                                              9,471,375

HOMEBUILDERS - 1.08%
NVR, Inc. *                                                  27,700           5,650,800
                                                                           ------------

INSURANCE - 2.00%
American International Group, Inc.                          132,300          10,504,620
                                                                           ------------

INTERNATIONAL OIL - 0.60%
USX-Marathon Oil Corp. *                                    104,400           3,132,000
                                                                           ------------

INTERNET RETAIL - 0.31%
Priceline.com, Inc. (a)                                     278,900           1,623,198
                                                                           ------------

INTERNET SERVICE PROVIDER - 0.51%
Overture Service, Inc.                                       75,000           2,657,250
                                                                           ------------

LEISURE TIME - 3.52%
AOL Time Warner, Inc. *                                     485,700          15,590,970
International Game Technology                                42,700           2,916,410
                                                                           ------------
                                                                             18,507,380

  The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                     ------            -----
MEDICAL-HOSPITALS - 1.10%
IDEC Pharmaceuticals Corp. (a)                       59,000        $  4,066,870
Tenet Healthcare Corp. *                             29,500           1,732,240
                                                                   ------------
                                                                      5,799,110

PHARMACEUTICALS - 10.20%
Forest Laboratories, Inc. *                          89,200           7,309,940
King Pharmaceuticals, Inc.                          149,300           6,290,009
Medicis Pharmaceutical Corp., Class
  A *                                                47,500           3,068,025
Merck & Company, Inc.                                91,500           5,380,200
Pfizer, Inc.                                        715,625          28,517,656
Pharmaceutical Product Development,
  Inc. *                                             93,200           3,011,292
                                                                   ------------
                                                                     53,577,122

RETAIL GROCERY - 0.91%
Kroger Company                                       76,000           1,586,120
Whole Foods Market, Inc. * (a)                       74,000           3,223,440
                                                                   ------------
                                                                      4,809,560

RETAIL TRADE - 6.31%
99 Cents Only Stores * (a)                           93,300           3,554,730
Best Buy Company, Inc. *                            111,000           8,267,280
Home Depot, Inc.                                    155,300           7,921,853
Kohls Corp. *                                        30,000           2,113,200
Wal-Mart Stores, Inc.                               196,400          11,302,820
                                                                   ------------
                                                                     33,159,883

SEMICONDUCTORS - 6.88%
Applied Materials, Inc. *                            94,900           3,805,490
Intel Corp. *                                       629,900          19,810,355
Intersil Corp., Class A *                            47,100           1,518,975
KLA-Tencor Corp. *                                   48,000           2,378,880
LAM Research Corp. *                                 56,500           1,311,930
NVIDIA Corp. * (a)                                   40,000           2,676,000
Semtech Corp. *                                      40,500           1,445,445
Texas Instruments, Inc. *                           115,000           3,220,000
                                                                   ------------
                                                                     36,167,075

SOFTWARE - 9.56%
Citrix Systems, Inc. *                              183,500           4,158,110
Computer Associates International,
  Inc. *                                            132,800           4,580,272
Direct Focus, Inc. * (a)                             73,500           2,293,200
Microsoft Corp.                                     453,500          30,044,375
Oracle Corp.                                        214,300           2,959,483
Symantec Corp. *                                     93,000           6,168,690
                                                                   ------------
                                                                     50,204,130

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.57%
QUALCOMM, Inc. *                                     26,000           1,313,000
Scientific-Atlanta, Inc.                             70,000           1,675,800
                                                                   ------------
                                                                      2,988,800

TELEPHONE - 0.80%
AT&T Wireless Services, Inc. *                      194,200           2,790,654
SBC Communications, Inc.                             35,800           1,402,286
                                                                   ------------
                                                                      4,192,940

TOBACCO - 0.61%
Philip Morris Companies, Inc.                        69,700           3,195,745
                                                                   ------------

TRANSPORTATION - 1.50%
Harley Davidson, Inc. *                             145,400           7,896,674
                                                                   ------------

TRAVEL SERVICES - 0.32%
Expedia, Inc., Class A * (a)                         41,700        $  1,693,437
                                                                   ------------

TOTAL COMMON STOCK
(Cost: $533,420,708)                                               $490,876,109
                                                                   ------------

                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                     ------          -----
SHORT TERM INVESTMENTS - 6.12%

Navigator Securities Lending
  Trust, 2.25%                                    $ 32,162,410    $ 32,162,410
                                                                  ------------

REPURCHASE AGREEMENTS - 0.44%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85%, to be
  repurchased at $2,315,109
  on 01/02/2002,
  collateralized by
  $2,120,000 U.S. Treasury
  Note 6.50% due 02/15/2010
  (valued at $2,366,117,
  including interest)                             $  2,315,000    $  2,315,000
                                                                  ------------

TOTAL INVESTMENTS (GROWTH TRUST)
  (Cost: $567,898,118)                                            $525,353,519
                                                                  ============

LARGE CAP GROWTH TRUST

                                               SHARES                VALUE
                                               -------            -----------
COMMON STOCK - 88.03%
AEROSPACE - 1.76%
Honeywell International, Inc.*                 137,800            $ 4,660,396
Northrop Grumman Corp.                          15,800              1,592,798
Textron, Inc. *                                 76,400              3,167,544
                                                                  -----------
                                                                    9,420,738

AIR TRAVEL - 0.23%
Southwest Airlines Company *                    65,600              1,212,288
                                                                  -----------

AMUSEMENT & THEME PARKS - 0.37%
The Walt Disney Company *                       94,357              1,955,077
                                                                  -----------

APPAREL & TEXTILES - 0.30%
Swatch Group AG                                 80,360              1,593,061
                                                                  -----------

AUTO PARTS - 0.50%
TRW, Inc. *                                     72,400              2,681,696
                                                                  -----------

AUTOMOBILES - 0.23%
Ford Motor Company *                            78,400              1,232,448
                                                                  -----------

BANKING - 1.88%
Bank One Corp.                                  64,500              2,518,725
FleetBoston Financial Corp.                     71,500              2,609,750
Mercantile Bankshares Corp. *                   23,100                994,224
Wachovia Corp. *                                32,800              1,028,608
Wells Fargo & Company                           67,700              2,941,565
                                                                  -----------
                                                                  $10,092,872

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                     ------            -----
BIOTECHNOLOGY - 1.32%
Amgen, Inc. *                                         65,090       $  3,673,680
Human Genome Sciences, Inc. *                         47,950          1,616,874
Millennium Pharmaceuticals, Inc. (a)                  72,900          1,786,779
                                                                   ------------
                                                                      7,077,333

BROADCASTING - 2.11%
Grupo Televisa SA, ADR *                              84,300          3,640,074
RTL Group *                                           48,400          1,899,180
Television Francaise 1 (T.F.1)                        38,900            983,056
Viacom, Inc., Class B *                              108,951          4,810,186
                                                                   ------------
                                                                     11,332,496

BUILDING MATERIALS & CONSTRUCTION - 0.22%
Standard-Pacific Corp. *                              48,100          1,169,792
                                                                   ------------
BUSINESS SERVICES - 0.81%
AMR Corp. *                                           76,900          1,704,873
Fluor Corp. *                                         34,700          1,297,780
Paychex, Inc. *                                       38,300          1,342,032
                                                                   ------------
                                                                      4,344,685

CABLE AND TELEVISION - 0.85%
Adelphia Communications Corp., Class A * (a)         110,700          3,451,626
Comcast Corp., Class A *                              30,700          1,105,200
                                                                   ------------
                                                                      4,556,826

CHEMICALS - 0.14%
Engelhard Corp.                                       27,000            747,360
                                                                   ------------
CELLULAR COMMUNICATIONS - 0.57%
Sprint Corp. (PCS Group), Series 1 * (a)              44,900          1,096,009
Vodafone Group PLC, ADR * (a)                         76,600          1,967,088
                                                                   ------------
                                                                      3,063,097

COMPUTERS & BUSINESS EQUIPMENT - 5.72%
Brocade Communications Systems, Inc. *                37,100          1,228,752
Cisco Systems, Inc. *                                389,180          7,048,050
Dell Computer Corp. *                                202,200          5,495,796
EMC Corp.                                            179,260          2,409,254
IBM Corp. *                                           96,700         11,696,832
Integrated Circuit Systems, Inc. * (a)                39,500            892,305
Sun Microsystems, Inc.                               156,000          1,918,800
                                                                   ------------
                                                                     30,689,789

CONSTRUCTION MATERIALS - 0.37%
Martin Marietta Materials, Inc.                       42,200          1,966,520
                                                                   ------------

CONSTRUCTION & MINING EQUIPMENT - 0.06%
The Stanley Works *                                    7,200            335,304
                                                                   ------------
COSMETICS & TOILETRIES - 2.00%
Alberto Culver Company, Class B (a)                   55,800          2,496,492
Gillette Company                                     125,100          4,178,340
Procter & Gamble Company *                            51,400          4,067,282
                                                                   ------------
                                                                     10,742,114

DOMESTIC OIL - 1.89%
Amerada Hess Corp.                                    48,500          3,031,250
Conoco, Inc. *                                       152,600          4,318,580
Phillips Petroleum Company *                          45,930          2,767,742
                                                                   ------------
                                                                     10,117,572

DRUGS & HEALTH CARE - 5.77%
Abbott Laboratories,                                  72,900       $  4,064,175
Alkermes, Inc. * (a)                                  65,800          1,734,488
Allergan, Inc.                                        50,400          3,782,520
Boston Scientific Corp.                               78,500          1,893,420
Bristol-Myers Squibb Company *                        52,300          2,667,300
Cell Therapeutics, Inc. * (a)                         59,700          1,441,158
Cephalon, Inc. (a)                                    11,200            846,552
Elan PLC, ADR * (a)                                   39,100          1,761,846
ILEX Oncology, Inc. (a)                               61,700          1,668,368
ImClone Systems, Inc. * (a)                            5,249            243,869
Medtronic, Inc.                                       78,200          4,004,622
Mylan Laboratories, Inc.                              24,900            933,750
Stryker Corp. *                                       47,900          2,795,923
Trigon Healthcare, Inc. *                             44,800          3,111,360
                                                                   ------------
                                                                     30,949,351

ELECTRICAL EQUIPMENT - 3.72%
Emerson Electric Company                              46,600          2,660,860
General Electric Company *                           390,400         15,647,232
Sony Corp., ADR *                                     35,700          1,610,070
                                                                   ------------
                                                                     19,918,162

ELECTRONICS - 1.03%
Agilent Technologies, Inc. *                          70,100          1,998,551
Analog Devices, Inc. *                                45,800          2,033,062
Kyocera Corp.                                          9,700            633,043
Mirant Corp. *                                             6                 96
Samsung Electronics, Ltd., 144A, GDR *                 7,300            846,800
                                                                   ------------
                                                                      5,511,552

FINANCIAL SERVICES - 7.55%
American Express Company *,                          124,400          4,439,836
Bank of America Corp.                                 67,800          4,268,010
Charles Schwab Corp. *                               160,400          2,481,388
Citigroup, Inc.                                      173,766          8,771,708
Credit Saison Company, Ltd.                           43,100            838,905
Federal Home Loan Mortgage Corp. *                    55,000          3,597,000
Federal National Mortgage Association *              103,200          8,204,400
Jafco Company, Ltd.                                   10,000            600,718
Merrill Lynch & Company, Inc.                         70,800          3,690,096
Morgan Stanley Dean Witter & Company                  64,400          3,602,536
                                                                   ------------
                                                                     40,494,597

FOOD & BEVERAGES - 2.39%
Kellogg Company *                                     25,700            773,570
PepsiCo, Inc.                                         90,100          4,386,969
The Coca-Cola Company *                              161,700          7,624,155
                                                                   ------------
                                                                     12,784,694

HEALTHCARE PRODUCTS - 0.30%
Johnson & Johnson                                     27,500          1,625,250
                                                                   ------------
HOMEBUILDERS - 0.28%
Champion Enterprises, Inc. * (a)                     123,400          1,519,054
                                                                   ------------

HOTELS & RESTAURANTS - 0.82%
Hilton Hotels Corp. *                                 62,970            687,632
McDonalds Corp.                                      106,600          2,821,702
Starwood Hotels & Resorts
  Worldwide, Inc. SBI, Class B *                      29,500            880,575
                                                                   ------------
                                                                      4,389,909

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                     ------            -----
HOUSEHOLD APPLIANCES - 0.46%
American Standard Companies, Inc. *                   36,400       $  2,483,572
                                                                   ------------
HOUSEHOLD PRODUCTS - 0.58%
Crown Castle International Corp.                      84,600            903,528
Fortune Brands, Inc. *                                56,300          2,228,917
                                                                   ------------
                                                                      3,132,445

INDUSTRIAL MACHINERY - 0.78%
Graco, Inc.                                           68,000          2,655,400
Ingersoll-Rand Company *                              37,100          1,551,151
                                                                   ------------
                                                                      4,206,551

INSURANCE - 1.63%
AFLAC, Inc.                                           60,900          1,495,704
American International Group, Inc.                    79,256          6,292,926
Hartford Financial Services Group, Inc.               15,100            948,733
                                                                   ------------
                                                                      8,737,363

LEISURE TIME - 1.36%
AOL Time Warner, Inc. *                              193,050          6,196,905
Vivendi Universal, ADR (a)                            19,960          1,073,648
                                                                   ------------
                                                                      7,270,553

LIFE SCIENCES - 0.42%
Protein Design Laboratories, Inc. * (a)               67,600          2,226,068
                                                                   ------------

LIQUOR - 0.73%
Anheuser-Busch Companies, Inc.                        86,800          3,924,228
                                                                   ------------
MANUFACTURING - 1.34%
Illinois Tool Works, Inc. *                           50,600          3,426,632
Minnesota Mining & Manufacturing
  Company *                                           31,600          3,735,436
                                                                   ------------
                                                                      7,162,068

OFFICE FURNISHINGS & SUPPLIES - 0.23%
Staples, Inc. *                                       65,300          1,221,110
                                                                   ------------
PAPER - 0.58%
Georgia-Pacific Corp. *                              112,300          3,100,603
                                                                   ------------
PETROLEUM SERVICES - 3.36%
BP PLC, ADR                                           37,600          1,748,776
ChevronTexaco Corp.                                   28,600          2,562,846
Exxon Mobil Corp.                                    221,000          8,685,300
Nabors Industries, Inc. *                             22,030            756,290
Schlumberger, Ltd. *                                  56,500          3,104,675
Tidewater, Inc. *                                     34,600          1,172,940
                                                                   ------------
                                                                     18,030,827

PHARMACEUTICALS - 5.50%
Forest Laboratories, Inc. *                           28,300          2,319,185
Merck & Company, Inc.                                101,600          5,974,080
NPS Pharmaceuticals, Inc. * (a)                       27,900          1,068,570
Pfizer, Inc.                                         396,082         15,783,868
Schering-Plough Corp.                                 64,300          2,302,583
Watson Pharmaceuticals, Inc. *                        65,700          2,062,323
                                                                   ------------
                                                                     29,510,609

PHOTOGRAPHY - 0.33%
Eastman Kodak Company * (a)                           59,590          1,753,734
                                                                   ------------
PUBLISHING - 0.82%
Tribune Company *                                    117,500       $  4,398,025
                                                                   ------------
RAILROADS & EQUIPMENT - 1.48%
Canadian National Railway Company-CAD                 19,700            948,936
Canadian National Railway Company (a)                 53,230          2,569,944
Union Pacific Corp. *                                 77,000          4,389,000
                                                                   ------------
                                                                      7,907,880

RETAIL TRADE - 5.48%
Barnes & Noble, Inc.                                  45,100          1,334,960
Best Buy Company, Inc. *                              31,517          2,347,386
Big Lots, Inc.                                       176,890          1,839,656
BJ's Wholesale Club, Inc. *                           25,680          1,132,488
Costco Wholesale Corp. *                              55,500          2,463,090
Dillards, Inc., Class A *                            115,030          1,840,480
Lowe's Companies, Inc.                               125,500          5,824,455
Wal-Mart Stores, Inc.                                219,300         12,620,715
                                                                   ------------
                                                                     29,403,230

SEMICONDUCTORS - 6.00%
Altera Corp. *                                        47,600          1,010,072
Applied Materials, Inc. *                             37,700          1,511,770
ASM Lithography Holding NV * (a)                      96,200          1,640,210
Chartered Semiconductor
 Manufacturing, Ltd., ADR * (a)                       55,850          1,476,618
Integrated Device Technology, Inc. *                  53,000          1,409,270
Intel Corp. *                                        379,400         11,932,130
International Rectifier Corp. (a)                     33,300          1,161,504
LAM Research Corp. *                                  47,100          1,093,662
LTX Corp. * (a)                                      114,400          2,395,536
Marvell Technology Group, Ltd. * (a)                  41,600          1,490,112
Micrel, Inc. *                                        39,300          1,030,839
Micron Technology, Inc. *                             79,400          2,461,400
QLogic Corp.                                          18,900            841,239
Texas Instruments, Inc. *                             78,100          2,186,800
Tokyo Electron, Ltd. *                                10,900            534,975
                                                                   ------------
                                                                     32,176,137

SOFTWARE - 6.20%
Adobe Systems, Inc. *                                 36,200          1,124,010
BEA Systems, Inc. *                                   83,600          1,287,440
Microsoft Corp.                                      431,100         28,568,997
Oracle Corp. *                                       163,600          2,259,316
                                                                   ------------
                                                                     33,239,763

TELECOMMUNICATIONS EQUIPMENT &
  SERVICES - 1.45%
American Tower Corp., Class A *                      112,900          1,069,163
Anritsu Corp. * (a)                                   40,000            321,502
CIENA Corp. *                                         40,300            576,693
Lucent Technologies, Inc.                            229,300          1,442,297
QUALCOMM, Inc. *                                      19,700            994,850
Scientific-Atlanta, Inc.                              71,300          1,706,922
Tekelec                                               64,100          1,160,851
UTStarcom, Inc.                                       18,200            518,700
                                                                   ------------
                                                                      7,790,978

TELEPHONE - 3.07%
AT&T Corp. *                                         264,613          4,800,080
BellSouth Corp.                                       87,700          3,345,755
SBC Communications, Inc.                              73,900          2,894,663
Verizon Communications, Inc. *                       114,200          5,419,932
                                                                   ------------
                                                                     16,460,430

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                     ------            -----
TOBACCO - 2.73%
Philip Morris Companies, Inc.                        287,730       $ 13,192,420
UST, Inc. *                                           41,800          1,463,000
                                                                   ------------
                                                                     14,655,420

TOYS, AMUSEMENTS & SPORTING GOODS - 0.31%
Mattel, Inc. *                                        95,300          1,639,160
                                                                   ------------
TOTAL COMMON STOCK
(Cost: $502,964,438)                                               $471,954,391
                                                                   ------------

                                              PRINCIPAL
                                               AMOUNT               VALUE
                                            ------------         ------------
SHORT TERM INVESTMENTS - 5.93%

Navigator Securities Lending
  Trust, 2.25%                              $ 31,787,586         $ 31,787,586
                                                                 ------------
REPURCHASE AGREEMENTS - 6.04%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.25% to be
  repurchased at $32,381,249
  on 01/02/2002,
  collateralized by
  $34,820,000 U.S. Treasury
  Bonds, 5.25% due 02/15/2029
  (valued at $33,030,008,
  including interest)                       $ 32,379,000         $ 32,379,000
                                                                 ------------
TOTAL INVESTMENTS (LARGE CAP GROWTH
TRUST) (Cost: $567,131,024)                                      $536,120,977
                                                                 ============

ALL CAP VALUE TRUST

                                                         SHARES        VALUE
                                                         ------     -----------
COMMON STOCK - 91.30%

AEROSPACE - 2.22%
Rockwell Collins, Inc. *                                  1,900     $    37,050
United Technologies Corp. *                               7,100         458,873
                                                                    -----------
                                                                        495,923

AIR TRAVEL - 1.80%
KLM Royal Dutch Air                                       2,200          24,376
Southwest Airlines Company *                             20,500         378,840
                                                                    -----------
                                                                        403,216

APPAREL & TEXTILES - 0.12%
Jones Apparel Group, Inc.                                   800          26,536
                                                                    -----------
AUTO PARTS - 0.80%
Eaton Corp.                                               2,400         178,584
                                                                    -----------
AUTOMOBILES - 0.49%
Ford Motor Company *                                      7,000         110,040
                                                                    -----------
BROADCASTING - 2.45%
Fox Entertainment Group, Inc., Class A*                   4,000         106,120
Liberty Media Corp., Series A *                          30,000         420,000

BROADCASTING - CONTINUED
Young Broadcasting, Inc., Class A *                       1,200     $    21,540
                                                                    -----------
                                                                        547,660

BUSINESS SERVICES - 1.12%
Computer Sciences Corp. *                                 2,300         112,654
KPMG Consulting, Inc.                                     1,600          26,512
NCR Corp.                                                 3,000         110,580
                                                                    -----------
                                                                        249,746

CHEMICALS - 1.08%
Air Products & Chemicals,                                 3,500         164,185
  Inc.,
Solutia, Inc. *                                           5,600          78,512
                                                                    -----------
                                                                        242,697

CELLULAR COMMUNICATIONS - 0.34%
mm02 PLC, ADR *                                           1,500          18,900
Sprint Corp. (PCS Group), Series 1 * (a)                  2,300          56,143
                                                                    -----------
                                                                         75,043

COMPUTERS & BUSINESS EQUIPMENT - 11.09%
3Com Corp. *                                             45,800         292,204
Apple Computer, Inc. *                                   15,400         337,260
Enterasys Networks, Inc. *                                7,500          66,375
IBM Corp. *                                               7,900         955,584
Pitney Bowes, Inc.                                        1,000          37,610
Riverstone Networks, Inc. *                               3,762          62,449
Sun Microsystems, Inc.                                    3,400          41,820
Xerox Corp. *                                            66,100         688,762
                                                                    -----------
                                                                      2,482,064

COSMETICS & TOILETRIES - 0.25%
Procter & Gamble Company *                                  700          55,391
                                                                    -----------
DRUGS & HEALTH CARE - 0.53%
Oxford Health Plans, Inc.                                 3,900         117,546
                                                                    -----------
ELECTRICAL EQUIPMENT - 0.79%
Emerson Electric Company                                  3,100         177,010
                                                                    -----------
ELECTRIC UTILITIES - 0.51%
Scottish Power PLC, ADR *                                 5,300         115,010
                                                                    -----------
ELECTRONICS - 2.13%
Koninklijke Philips Electronics NV *                     14,900         433,739
Mirant Corp. *                                              600           9,612
Rockwell International Corp. *                            1,900          33,934
                                                                    -----------
                                                                        477,285

FINANCIAL SERVICES - 16.26%
Alliance Capital Management Holding                      13,500         652,320
  LP (a)
American Express Company *,                               5,800         209,990
Citigroup, Inc.                                          12,400         625,952
Federal National Mortgage Association *                     700          55,650
Lehman Brothers Holdings,                                 7,900         527,720
  Inc. *
Merrill Lynch & Company, Inc.                             3,900         203,268
Morgan Stanley Dean Witter & Company                      7,300         408,362
Stilwell Financial, Inc.                                 16,400         446,408
The Goldman Sachs Group, Inc. *                           5,500         510,125
                                                                    -----------
                                                                      3,639,795

FOOD & BEVERAGES - 1.11%
Constellation Brands, Inc.,  Class A *                    5,800         248,530
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------      -----------
FURNITURE & FIXTURES - 0.53%
Furniture Brands International, Inc.                      3,700     $   118,474
                                                                    -----------
GAS & PIPELINE UTILITIES - 0.14%
El Paso Corp. *                                             700          31,227
                                                                    -----------
HEALTHCARE SERVICES - 4.02%
Wellpoint Health Networks, Inc., Class                    7,700         899,745
  A * (a)

HOTELS & RESTAURANTS - 1.04%
Mandalay Resort Group *                                  10,900         233,260
                                                                    -----------
HOUSEHOLD APPLIANCES - 1.80%
Maytag Corp. *                                           13,000         403,390
                                                                    -----------
HOUSEHOLD PRODUCTS - 0.53%
Fortune Brands, Inc. *                                    3,000         118,770
                                                                    -----------
INSURANCE - 5.92%
Allmerica Financial Corp. *                               5,300         236,115
American International Group,                             2,247         178,412
  Inc
Marsh & McLennan Companies,                               2,400         257,880
  Inc
Old Republic International                               15,400         431,354
  Corp
The Allstate Corp.                                        6,600         222,420
                                                                    -----------
                                                                      1,326,181

INTERNATIONAL OIL - 0.64%
Royal Dutch Petroleum Company-NY Shares *                 2,900         142,158
                                                                    -----------
LEISURE TIME - 1.15%
Carnival Corp., Class A                                   9,200         258,336
                                                                    -----------
MANUFACTURING - 1.06%
Illinois Tool Works, Inc. *                               3,500         237,020
                                                                    -----------
PETROLEUM SERVICES - 3.99%
BP PLC, ADR                                               7,400         344,174
ChevronTexaco Corp.                                         462          41,400
Exxon Mobil Corp.                                        12,900         506,970
                                                                    -----------
                                                                        892,544

PHARMACEUTICALS - 0.68%
Merck & Company, Inc.                                     2,600         152,880
                                                                    -----------
RAILROADS & EQUIPMENT - 0.54%
Canadian National Railway
  Company (a)                                             2,500         120,700
                                                                    -----------
RETAIL TRADE - 5.66%
Abercrombie & Fitch Company, Class A *                    7,700         204,281
Circuit City Stores, Inc.                                 7,200         186,840
Federated Department Stores,                              9,200         376,280
  Inc
Radioshack Corp. *                                       12,200         367,220
Wal-Mart Stores, Inc.                                     2,300         132,365
                                                                    -----------
                                                                      1,266,986

SEMICONDUCTORS - 1.93%
Axcelis Technologies, Inc. *                              2,200          28,358
Intel Corp. *                                             4,200         132,090

SEMICONDUCTORS - CONTINUED
KLA-Tencor Corp. *                                        5,500     $   272,580
                                                                    -----------
                                                                        433,028

SOFTWARE - 6.01%
BMC Software, Inc. *                                     26,500         433,805
Computer Associates International,                       16,000         551,840
  Inc. *
Compuware Corp. *                                        21,000         247,590
Microsoft Corp.                                           1,700         112,625
                                                                    -----------
                                                                      1,345,860

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 8.20%
Advanced Fibre Communications, Inc. *                       500           8,835
Andrew Corp. *                                            5,100         111,639
Avaya, Inc. *                                             3,600          43,740
BT Group PLC, ADR *                                       2,100          77,175
Cable & Wireless PLC, ADR *                               3,600          53,316
  (a)
Corning, Inc.                                            86,200         768,904
Motorola, Inc.                                           15,900         238,818
Nortel Networks Corp.                                    71,200         534,000
                                                                    -----------
                                                                      1,836,427

TELEPHONE - 1.40%
AT&T Wireless Services, Inc. *                              700          10,059
Sprint Corp. (FON Group)                                  6,600         132,528
Telephone & Data Systems, Inc. *                          1,900         170,525
                                                                    -----------
                                                                        313,112

TOBACCO - 0.73%
UST, Inc. *                                               4,700         164,500
                                                                    -----------
TOYS, AMUSEMENTS & SPORTING GOODS - 1.03%
NIKE, Inc., Class B *                                     4,100         230,584
                                                                    -----------
TRAVEL SERVICES - 0.47%
Sabre Holdings, Inc. *                                    2,500         105,875
                                                                    -----------
TRUCKING & FREIGHT - 0.74%
U.S. Freightways Corp. *                                  5,300         166,420
                                                                    -----------
TOTAL COMMON STOCK
(Cost: $19,557,018)                                                 $20,439,553
                                                                    -----------

PREFERRED STOCK - 0.84%

BROADCASTING - 0.84%

The News Corp., Ltd., ADR                                 7,100         187,866
                                                                    -----------

TOTAL PREFERRED STOCK
(Cost: $208,635)                                                    $   187,866
                                                                    -----------

                                             PRINCIPAL
                                              AMOUNT                  VALUE
                                              ------                  -----
SHORT TERM INVESTMENTS - 7.86%
Navigator Securities Lending
  Trust, 2.25%                               $328,660                $328,660
United States Treasury Bills,
    1.60% due 01/03/2002 -                    236,000                 235,847
     01/24/2002
    1.64% due 01/10/2002                       76,000                  75,969

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                             PRINCIPAL
                                              AMOUNT                  VALUE
                                              ------                  -----
SHORT TERM INVESTMENTS - CONTINUED
    1.65% due 01/10/2002 - 02/21/2002           $   205,000         $   204,588
    1.67% due 01/10/2002                             46,000              45,981
    1.68% due 02/14/2002                            136,000             135,721
    1.69% due 01/24/2002                            356,000             355,616
    1.71% due 02/28/2002                            282,000             281,223
    2.15% due 01/10/2002                             42,000              41,977
    2.17% due 01/17/2002                             54,000              53,948
                                                                    -----------
                                                                    $ 1,759,530

TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
(Cost: $21,525,183)                                                 $22,386,949
                                                                    ===========

CAPITAL OPPORTUNITIES TRUST

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCK - 70.63%

ADVERTISING - 0.92%

Lamar Advertising Company, Class A (a)               9,390          $  397,573
                                                                    ----------
AUTO PARTS - 1.21%
Danaher Corp. (a)                                    7,450             449,310
Visteon Corp. * (a)                                  4,900              73,696
                                                                    ----------
                                                                       523,006

BANKING - 0.54%
Comerica, Inc. *                                     4,090             234,357
                                                                    ----------
BIOTECHNOLOGY - 1.23%
Applera Corp.-Applied Biosystems Group * (a)        13,570             532,894
                                                                    ----------
BROADCASTING - 5.24%
Clear Channel Communications, Inc. *                 9,390             478,045
EchoStar Communications Corp., Class                17,470             479,901
  A (a)
Fox Entertainment Group, Inc., Class A              10,370             275,116
  * (a)
Viacom, Inc., Class B *                             22,170             978,806
Westwood One, Inc.                                   1,900              57,095
                                                                    ----------
                                                                     2,268,963

BUSINESS SERVICES - 2.75%
SunGuard Data Systems, Inc.                          6,000             173,580
Tyco International, Ltd. *                          17,250           1,016,025
                                                                    ----------
                                                                     1,189,605

CABLE AND TELEVISION - 1.28%
Charter Communications, Inc., Class A               21,370             351,109
  * (a)
USA Networks, Inc. * (a)                             7,500             204,825
                                                                    ----------
                                                                       555,934

CHEMICALS - 1.37%
Dow Chemical Company                                 4,400             148,632
Praxair, Inc. *                                      8,010             442,553
                                                                    ----------
                                                                       591,185

CELLULAR COMMUNICATIONS - 2.30%
China Mobile (Hong Kong), Ltd.                      59,500             209,455
Libertel NV *                                        7,100              65,286
Nextel Partners, Inc., Class                         8,870             106,440
  A (a)
Partner Communication Company, Ltd.,                31,280             214,268
  ADR *
Vodafone Group PLC                                 152,620             398,827
                                                                    ----------
                                                                       994,276
COMPUTERS & BUSINESS EQUIPMENT - 2.02%
Dell Computer Corp. * (a)                           12,790          $  347,632
EMC Corp.                                            3,700              49,728
Emulex Corp. (a)                                     2,840             112,208
Enterasys Networks, Inc. *                           8,810              77,969
Sun Microsystems, Inc.                              23,230             285,729
                                                                    ----------
                                                                       873,266

CONTAINERS & GLASS - 0.46%
Smurfit-Stone Container Corp. * (a)                 12,520             199,944
                                                                    ----------
DOMESTIC OIL - 0.76%
Anadarko Petroleum Corp.                             4,420             251,277
Devon Energy Corp. * (a)                             1,970              76,141
                                                                    ----------
                                                                       327,418

DRUGS & HEALTH CARE - 1.70%
American Home Products Corp. *,                      6,590             404,362
Bristol-Myers Squibb Company *                       6,500             331,500
                                                                    ----------
                                                                       735,862

ELECTRICAL EQUIPMENT - 2.91%
Flextronics International,                          19,380             464,926
  Ltd. * (a)
General Electric Company *                           8,030             321,842
Molex, Inc. *                                        3,000              92,850
Samsung Electronics Company *                        1,250             266,527
Tektronix, Inc.                                      4,400             113,432
                                                                    ----------
                                                                     1,259,577

ELECTRIC UTILITIES - 0.64%
The AES Corp. * (a)                                 16,940             276,969
                                                                    ----------
ELECTRONICS - 1.37%
Analog Devices, Inc. *                               7,980             354,232
Celestica, Inc. * (a)                                2,330              94,109
General Motors Corp., Class H *                      9,500             146,775
                                                                    ----------
                                                                       595,116

ENERGY - 0.55%
Calpine Corp. * (a)                                 14,160             237,746
                                                                    ----------
FINANCIAL SERVICES - 7.18%
American Express Company *,                          6,200             221,278
Bank of America Corp.                                3,830             241,098
Citigroup, Inc.                                     14,000             706,720
Goldman Sachs Group, Inc. * (a)                      2,290             212,398
Household International, Inc.                        7,500             434,550
Mellon Financial Corp.                              10,700             402,534
Merrill Lynch & Company, Inc.                        9,100             474,292
Morgan Stanley Dean Witter & Company                 7,450             416,753
                                                                    ----------
                                                                     3,109,623

GAS & PIPELINE UTILITIES - 1.80%
Dynegy, Inc., Class A *                             14,900             379,950
El Paso Corp. * (a)                                  8,930             398,367
                                                                    ----------
                                                                       778,317

HEALTHCARE PRODUCTS - 0.80%
Johnson & Johnson                                    5,900             348,690
                                                                    ----------
HOTELS & RESTAURANTS - 1.37%
Hilton Hotels Corp. *                               17,280             188,698
Marriott International, Inc., Class A                  800              32,520
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------      -----------
HOTELS & RESTAURANTS - CONTINUED
Starwood Hotels & Resorts
  Worldwide, Inc. SBI, Class B *                         12,510     $   373,423
                                                                    -----------
                                                                        594,641

INDUSTRIAL MACHINERY - 1.02%
Grant Prideco, Inc.                                      38,430         441,945
                                                                    -----------
INSURANCE - 7.51%
ACE, Ltd. *                                              11,000         441,650
AFLAC, Inc.                                               7,330         180,025
American International Group,                             5,510         437,494
  Inc
Anthem, Inc. * (a)                                        1,230          60,885
Chubb Corp. *                                               200          13,738
Hartford Financial Services Group,                        7,700         483,791
  Inc. (a)
Metlife, Inc. * (a)                                       7,270         230,313
SAFECO Corp. *                                            9,420         293,433
St. Paul Companies, Inc. *                                7,530         331,094
UNUMProvident Corp. * (a)                                10,700         283,657
Willis Group Holdings, Ltd. * (a)                         9,000         211,950
XL Capital, Ltd., Class A * (a)                           3,100         283,216
                                                                    -----------
                                                                      3,251,246

INTERNET SOFTWARE - 0.72%
VeriSign, Inc. * (a)                                      8,200         311,928
                                                                    -----------
LEISURE TIME - 1.62%
AOL Time Warner, Inc. *                                  21,920         703,632
                                                                    -----------
PAPER - 2.48%
Abitibi Consolidated, Inc.                               27,830         203,716
Aracruz Celulose SA, ADR (a)                             14,580         265,064
Bowater, Inc. *                                           3,740         178,398
International Paper Company                               3,490         140,822
Smurfit Jefferson                                       132,040         286,634
                                                                    -----------
                                                                      1,074,634

PETROLEUM SERVICES - 3.87%
Apache Corp.                                              6,580         328,211
BJ Services Company * (a)                                   600          19,470
Cooper Cameron Corp. *                                    2,700         108,972
GlobalSantaFe Corp. * (a)                                31,918         910,301
Noble Drilling Corp. *                                    4,870         165,775
Schlumberger, Ltd. *                                        900          49,455
Transocean Sedco Forex, Inc. * (a)                        2,750          93,005
                                                                    -----------
                                                                      1,675,189

PHARMACEUTICALS - 2.35%
Pfizer, Inc.                                             19,700         785,045
Pharmacia Corp. *                                         5,460         232,869
                                                                    -----------

                                                                      1,017,914

PUBLISHING - 0.53%
Tribune Company * (a)                                     6,100         228,323
                                                                    -----------
RETAIL GROCERY - 0.87%
Kroger Company                                            6,920         144,420
Safeway, Inc.                                             5,560         232,130
                                                                    -----------
                                                                        376,550

RETAIL TRADE - 1.50%
BJ's Wholesale Club, Inc. *                               1,100          48,510
Costco Wholesale Corp. *                                  3,590         159,324
Home Depot, Inc.                                          5,130         261,682

RETAIL TRADE - CONTINUED
Target Corp. *                                            2,400     $    98,520
Wal-Mart Stores, Inc.                                     1,440          82,872
                                                                    -----------
                                                                        650,908

SEMICONDUCTORS - 4.65%
Atmel Corp. *                                            38,370         282,787
Cypress Semiconductor Corp. *                               540          10,762
Fairchild Semiconductor Corp., Class A * (a)              8,440         238,008
Intel Corp. *                                             4,080         128,316
LAM Research Corp. * (a)                                  6,050         140,481
LSI Logic Corp. (a)                                      12,760         201,353
Micron Technology, Inc. * (a)                            10,770         333,870
National Semiconductor Corp. *                            1,600          49,919
Novellus Systems, Inc. *                                  1,180          46,551
QLogic Corp.                                              3,170         141,097
STMicroelectronics NV (a)                                 4,390         139,031
Texas Instruments, Inc. *                                10,770         301,560
                                                                    -----------
                                                                      2,013,735

SOFTWARE - 2.32%
Microsoft Corp.                                           6,440         426,650
Oracle Corp. *                                           18,300         252,723
Rational Software Corp. * (a)                             3,320          64,740
VERITAS Software Corp. * (a)                              5,780         259,117
                                                                    -----------
                                                                      1,003,230

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.21%
Amdocs, Ltd. * (a)                                        9,990         339,360
Motorola, Inc.                                           10,000         150,200
Nokia Corp., ADR *                                        1,400          34,342
Winstar Communications, Inc. * (a)                        2,170              37
                                                                    -----------
                                                                        523,939

TELEPHONE - 0.98%
AT&T Wireless Services, Inc. * (a)                       29,490         423,771
                                                                    -----------
TRUCKING & FREIGHT - 0.60%
Fedex Corp.                                               5,030         260,956
                                                                    -----------
TOTAL COMMON STOCK
(Cost: $29,191,698)                                                 $30,582,862
                                                                    ===========

                                                   PRINCIPAL
                                                    AMOUNT              VALUE
                                                    ------              -----
SHORT TERM INVESTMENTS - 29.37%
Federal Home Loan Mortgage
  Discount Notes, 1.49% due
  01/02/2002                                     $ 6,293,000         $ 6,292,740
                                                                     -----------
Navigator Securities Lending
  Trust, 2.25%                                     6,426,296           6,426,296
                                                                     -----------
                                                                     $12,719,036

TOTAL INVESTMENTS (CAPITAL OPPORTUNITIES
TRUST) (Cost: $41,910,734)                                           $43,301,898
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
QUANTITATIVE EQUITY TRUST

                                                       SHARES           VALUE
                                                       ------           -----

COMMON STOCK - 93.47%
AEROSPACE - 1.33%
United Technologies Corp. *                            96,900        $ 6,262,647
                                                                     -----------
AIR TRAVEL - 1.65%
Southwest Airlines Company *                          421,050          7,781,004
                                                                     -----------
APPAREL & TEXTILES - 0.50%
Cintas Corp. * (a)                                     20,700            993,600
Reebok International, Ltd. *                           51,100          1,354,150
                                                                     -----------
                                                                       2,347,750

AUTOMOBILES - 0.24%
Lear Corp.                                             29,100          1,109,874
                                                                     -----------
BANKING - 1.17%
Astoria Financial Corp.                                29,000            767,340
First Tennessee National                               48,600          1,762,236
  Corp. *
North Fork BanCorp, Inc. (a)                           49,800          1,593,102
Northern Trust Corp.                                   14,300            861,146
Southtrust Corp. *                                     21,000            518,070
                                                                     -----------
                                                                       5,501,894

BIOTECHNOLOGY - 0.26%
Chiron Corp. * (a)                                      5,200            227,968
Invitrogen Corp. * (a)                                 15,700            972,301
                                                                     -----------
                                                                       1,200,269

BUSINESS SERVICES - 3.64%
Electronic Data Systems Corp. *                        71,700          4,915,035
Fiserv, Inc.                                           27,450          1,161,684
Tyco International, Ltd. *                            187,600         11,049,640
                                                                     -----------
                                                                      17,126,359

CABLE AND TELEVISION - 0.09%
Charter Communications, Inc., Class A *                25,900            432,271
                                                                     -----------
CHEMICALS - 0.51%
Engelhard Corp.                                        63,200          1,749,376
Waters Corp.                                           16,900            654,875
                                                                     -----------
                                                                       2,404,251

CELLULAR COMMUNICATIONS - 0.33%
Vodafone Group PLC, ADR * (a)                          59,950          1,539,516
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT - 4.71%
Apple Computer, Inc. * (a)                             26,100            571,590
Cisco Systems, Inc. *                                 153,500          2,779,885
Dell Computer Corp. *                                 192,000          5,218,560
IBM Corp. *                                            83,200         10,063,872
Juniper Networks, Inc. * (a)                          103,100          1,953,745
Lexmark International Group, Inc., Class A             26,600          1,569,400
                                                                     -----------
                                                                      22,157,052

CONSTRUCTION MATERIALS - 0.40%
Sherwin-Williams Company *                             68,500          1,883,750
                                                                     -----------
COSMETICS & TOILETRIES - 0.59%
Colgate-Palmolive Company *                            48,000          2,772,000
                                                                     -----------
CRUDE PETROLEUM & NATURAL GAS - 0.54%
EOG Resources, Inc. * (a)                              25,700        $ 1,005,127
Sunoco, Inc. *                                         40,600          1,516,004
                                                                     -----------
                                                                       2,521,131

DOMESTIC OIL - 3.03%
Conoco, Inc. *                                        265,700          7,519,310
Unocal Corp. *                                        186,600          6,730,662
                                                                     -----------
                                                                      14,249,972

DRUGS & HEALTH CARE - 4.48%
American Home Products Corp. *,                        95,900          5,884,424
AmerisourceBergen Corp. (a)                            26,400          1,677,720
Bristol-Myers Squibb Company *                         80,500          4,105,500
Cardinal Health, Inc.                                  47,500          3,071,350
Caremark Rx, Inc. * (a)                               101,000          1,647,310
Lifepoint Hospitals, Inc. (a)                          39,100          1,330,964
Manor Care, Inc. *                                     16,600            393,586
Quest Diagnostics, Inc. *                              16,400          1,176,044
Stryker Corp. *                                        30,700          1,791,959
                                                                     -----------
                                                                      21,078,857

EDUCATIONAL SERVICES - 0.36%
Apollo Group, Inc., Class A *                          37,600          1,692,376
                                                                     -----------
ELECTRICAL EQUIPMENT - 2.91%
General Electric Company *                            320,700         12,853,656
Tektronix, Inc.                                        32,600            840,428
                                                                     -----------
                                                                      13,694,084

ELECTRIC UTILITIES - 2.49%
Dominion Resources, Inc.                               71,700          4,309,170
Duke Energy Company *                                 188,600          7,404,436
                                                                     -----------
                                                                      11,713,606

ELECTRONICS - 1.19%
L-3 Communications Holdings, Inc. * (a)                18,800          1,692,000
Microchip Technology, Inc. *                           45,000          1,743,300
Mirant Corp. *                                         31,300            501,426
Solectron Corp. *                                     147,700          1,666,056
                                                                     -----------
                                                                       5,602,782

ENERGY - 0.44%
Entergy Corp.                                          36,300          1,419,693
Utilicorp United, Inc.                                 26,600            669,522
                                                                     -----------
                                                                       2,089,215

FINANCIAL SERVICES - 11.58%
Bank of America Corp.                                 143,000          9,001,850
Capital One Financial Corp.                            17,700            954,915
Citigroup, Inc.                                       192,766          9,730,828
E*TRADE Group, Inc. *                                  89,700            919,425
Federal National Mortgage                              85,900          6,829,050
  Association *
Household International, Inc.                         103,500          5,996,790
John Hancock Financial Services, Inc.                  41,200          1,701,560
MBNA Corp.                                            217,000          7,638,400
Merrill Lynch & Company, Inc.                         100,800          5,253,696
Washington Mutual, Inc. *                             197,000          6,441,900
                                                                     -----------
                                                                      54,468,414

FOOD & BEVERAGES - 2.43%
Pepsi Bottling Group, Inc.                            199,000          4,676,500
The Coca-Cola Company *                               143,200          6,751,880
                                                                     -----------
                                                                      11,428,380

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                     ------            -----
GAS & PIPELINE UTILITIES - 1.97%

Dynegy, Inc., Class A *                             100,300         $2,557,650
El Paso Corp. *                                     119,012          5,309,125
Kinder Morgan, Inc. *                                25,000          1,392,250
                                                                   -----------
                                                                     9,259,025

HEALTHCARE PRODUCTS - 1.92%
Johnson & Johnson                                   153,000          9,042,300
                                                                   -----------

HEALTHCARE SERVICES - 2.17%
McKesson, Inc.                                      123,200          4,607,680
Unitedhealth Group, Inc. *                           79,100          5,597,907
                                                                   -----------
                                                                    10,205,587

HOTELS & RESTAURANTS - 0.35%
Darden Restaurants, Inc.                             46,200          1,635,480
                                                                   -----------

HOUSEHOLD APPLIANCES - 0.11%
American Standard Companies, Inc.*                    7,800            532,194
                                                                   -----------

HOUSEHOLD PRODUCTS - 0.11%
The Clorox Company *                                 12,900            510,195
                                                                   -----------

INSURANCE - 5.59%
American International Group, Inc.                  158,625         12,594,825
Everest Re Group, Ltd. *                             13,000            919,100
Fidelity National Financial, Inc. *                  65,360          1,620,928
Marsh & McLennan Companies, Inc.                     69,750          7,494,638
Progressive Corp. *                                  14,000          2,090,200
Prudential Financial, Inc. *                         48,000          1,593,120
                                                                   -----------
                                                                    26,312,811

INTERNATIONAL OIL - 1.44%
USX-Marathon Group Inc. *                           226,300          6,789,000

LEISURE TIME - 1.32%
AOL Time Warner, Inc. *                             143,000          4,590,300
International Game Technology (a)                    24,000          1,639,200
                                                                   -----------
                                                                     6,229,500

MEDICAL-HOSPITALS - 0.17%
Health Management Association, Inc.,                 19,600            360,640
  Class A *
IDEC Pharmaceuticals Corp. (a)                        6,600            454,938
                                                                   -----------
                                                                       815,578

OFFICE FURNISHINGS & SUPPLIES - 2.06%
Avery Dennison Corp.                                 21,800          1,232,354
Staples, Inc. *                                     452,850          8,468,295
                                                                   -----------
                                                                     9,700,649

PETROLEUM SERVICES - 1.42%

Baker Hughes, Inc.                                   95,500          3,482,885
BJ Services Company *                                39,800          1,291,510
Halliburton Company                                 144,000          1,886,400
                                                                   -----------
                                                                     6,660,795

PHARMACEUTICALS - 6.44%

King Pharmaceuticals, Inc.                           29,500          1,242,835
Merck & Company, Inc.                                47,800          2,810,640
Pfizer, Inc.                                        322,100         12,835,685
Pharmacia Corp. *                                   158,000          6,738,700
Schering-Plough Corp.                               185,400          6,639,174
                                                                   -----------
                                                                    30,267,034

PUBLISHING - 1.48%
McGraw-Hill Companies, Inc.                          85,400          5,207,692
New York Times Company, Class A                      40,600          1,755,950
                                                                   -----------
                                                                     6,963,642

RETAIL GROCERY - 2.91%
Kroger Company                                      302,200          6,306,914
Safeway, Inc.                                       177,100          7,393,925
                                                                   -----------
                                                                    13,700,839

RETAIL TRADE - 4.73%
Bed Bath & Beyond, Inc.                              34,600          1,172,940
BJ's Wholesale Club, Inc. *                          18,900            833,490
Kohls Corp. *                                        73,800          5,198,472
Lowe's Companies, Inc.                              160,000          7,425,600
Ross Stores, Inc. *                                  25,500            818,040
Target Corp. *                                      165,800          6,806,090
                                                                   -----------
                                                                    22,254,632

SANITARY SERVICES - 0.15%
Allied Waste Industries, Inc. * (a)                  48,700            684,722
                                                                   -----------

SEMICONDUCTORS - 2.38%
Agere Systems, Inc., Class A *                      318,100          1,809,989
Alltel Corp.                                         95,500          5,895,215
Applied Materials, Inc. *                            73,100          2,931,310
Marvell Technology Group, Ltd. * (a)                 15,600            558,792
                                                                   -----------
                                                                    11,195,306

SOFTWARE - 6.52%
BEA Systems, Inc. *                                 230,200          3,545,080
Computer Associates International, Inc. *           155,300          5,356,297
Electronic Arts, Inc. *                              25,700          1,540,715
Microsoft Corp.                                     191,100         12,660,375
Oracle Corp. *                                      438,700          6,058,447
Parametric Technology Corp.                          80,100            625,581
PeopleSoft, Inc.                                     21,300            856,260
                                                                   -----------
                                                                    30,642,755

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.85%
Amdocs, Ltd. * (a)                                   14,900            506,153
Global Crossing, Ltd. * (a)                         532,800            447,552
Lucent Technologies, Inc.                           272,300          1,712,767
RF Micro Devices, Inc. *                             69,500          1,336,485
                                                                   -----------
                                                                     4,002,957

TELEPHONE - 3.35%
Qwest Communications
  International, Inc. *                             209,476          2,959,896
SBC Communications, Inc.                            237,300          9,295,041
WorldCom, Inc.-WorldCom Group                       248,955          3,505,286
                                                                   -----------
                                                                    15,760,223

TOBACCO - 0.94%
Philip Morris Companies, Inc.                        96,200          4,410,770
                                                                   -----------

TRANSPORTATION - 0.22%
Harley Davidson, Inc. *                              19,300          1,048,183
                                                                   -----------

TOTAL COMMON STOCK
(Cost: $449,769,837)                                              $439,681,631
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                     ------            -----
SHORT TERM INVESTMENTS - 3.75%
Navigator Securities Lending
  Trust, 2.25%                                    $17,621,359      $17,621,359
                                                                   -----------

REPURCHASE AGREEMENTS - 2.78%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.53%, to be
  repurchased at $13,084,112
  on 01/02/2002,
  collateralized by
  $12,445,000 U.S. Treasury
  Bonds 6.25% due 08/15/2023                      $13,083,000      $13,083,000
  (valued at $13,347,263,                                          -----------
  including interest)

TOTAL INVESTMENTS   (QUANTITATIVE EQUITY
TRUST)  (Cost: $480,474,196)                                      $470,385,990
                                                                   ===========


BLUE CHIP GROWTH TRUST

                                                     SHARES            VALUE
                                                     ------            -----
COMMON STOCK - 95.34%

ADVERTISING - 1.54%

Omnicom Group, Inc.                                   227,000      $20,282,450
TMP Worldwide, Inc. * (a)                             139,400        5,980,260
                                                                   -----------
                                                                    26,262,710

AUTO PARTS - 0.82%
Danaher Corp.                                         231,900       13,985,889
                                                                   -----------

BANKING - 4.03%
Bank of New York, Inc.                                264,900       10,807,920
Fifth Third BanCorp *                                 269,800       16,546,834
Northern Trust Corp.                                   98,400        5,925,648
State Street Corp. *                                  360,800       18,851,800
US  Bancorp *                                         170,000        3,558,100
Wells Fargo & Company                                 300,200       13,043,690
                                                                   -----------
                                                                    68,733,992

BIOTECHNOLOGY - 1.71%
Amgen, Inc. *                                         179,600       10,136,624
Genetech, Inc. *                                      111,400        6,043,450
MedImmune, Inc. * (a)                                 279,100       12,936,285
                                                                   -----------
                                                                    29,116,359

BROADCASTING - 3.51%

Clear Channel Communications, Inc. *                  365,000       18,582,150
Liberty Media Corp., Series A *                       695,600        9,738,400
Viacom, Inc., Class B *                               714,284       31,535,639
                                                                   -----------
                                                                    59,856,189

BUSINESS SERVICES - 7.58%
Affiliated Computer Services, Inc., Class A *          94,500       10,029,285
Automatic Data Processing, Inc.                       280,800       16,539,120
Cendant Corp.                                         812,200       15,927,242
Convergys Corp. *                                      53,300        1,998,217
Electronic Data Systems Corp. *                       118,300        8,109,465
First Data Corp.                                      491,800       38,581,710
Paychex, Inc. *                                        53,200        1,854,020
Tyco International, Ltd. *                            614,496       36,193,814
                                                                   -----------
                                                                   129,232,873

CABLE AND TELEVISION - 0.57%
Comcast Corp., Class A *                              271,700       $9,781,200
                                                                   -----------

CHEMICALS - 0.58%
Waters Corp.                                          255,400        9,896,750
                                                                   -----------

CELLULAR COMMUNICATIONS - 2.37%
Sprint Corp. (PCS Group), Series 1 * (a)              571,300       13,945,433
Vodafone Group PLC, ADR * (a)                       1,031,250       26,482,500
                                                                   -----------
                                                                    40,427,933

COMPUTERS & BUSINESS EQUIPMENT - 3.08%
Brocade Communications Systems, Inc. *                 24,900          824,688
Cisco Systems, Inc. *                               1,069,700       19,372,267
Dell Computer Corp. *                                 278,700        7,575,066
IBM Corp. *                                            33,800        4,088,448
Maxim Integrated Products, Inc.                       369,500       19,402,445
Sun Microsystems, Inc.                                 96,800        1,190,640
                                                                   -----------
                                                                    52,453,554

COSMETICS & TOILETRIES - 0.33%
Colgate-Palmolive Company *                            96,900        5,595,975
                                                                   -----------
DOMESTIC OIL - 0.10%
Amerada Hess Corp.                                     25,900        1,618,750
                                                                   -----------

DRUGS & HEALTH CARE - 5.55%
Abbott Laboratories,                                  338,100       18,849,075
Allergan, Inc.                                        164,400       12,338,220
American Home Products Corp. *                        581,100       35,656,296
AmerisourceBergen Corp. (a)                           116,300        7,390,865
Biovail Corp. * (a)                                    72,800        4,095,000
Cardinal Health, Inc.                                  75,100        4,855,966
Guidant Corp. *                                       133,000        6,623,400
Medtronic, Inc.                                        92,400        4,731,804
                                                                   -----------
                                                                    94,540,626

EDUCATIONAL SERVICES - 0.51%
Apollo Group, Inc., Class A *                         194,100        8,736,441
                                                                   -----------

ELECTRICAL EQUIPMENT - 4.15%
Flextronics International, Ltd. *                     808,700       19,400,713
General Electric Company *                          1,194,400       47,871,552
Samsung Electronics Company *                          13,200        2,814,520
Symbol Technologies, Inc. *                            37,100          589,148
                                                                   -----------
                                                                    70,675,933

ELECTRONICS - 0.84%
Analog Devices, Inc. *                                255,700       11,350,523
Sanmina-SCI Corp.                                     144,800        2,881,520
                                                                   -----------
                                                                    14,232,043

ENERGY - 0.07%
Calpine Corp. * (a)                                    72,700        1,220,633
                                                                   -----------

FINANCIAL SERVICES - 14.85%
American Express Company *                             72,500        2,587,525
Bank of America Corp.                                 179,200       11,280,640
Capital One Financial Corp.                           147,200        7,941,440
Citigroup, Inc.                                     1,390,096       70,172,046


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                     ------            -----
FINANCIAL SERVICES - CONTINUED
Concord EFS, Inc. *                                   787,600      $25,817,528
Federal Home Loan Mortgage Corp. *                    885,900       57,937,860
Federal National Mortgage Association *               323,600       25,726,200
Franklin Resources, Inc. *                             48,600        1,714,122
Mellon Financial Corp.                                487,200       18,328,464
Merrill Lynch & Company, Inc.                         103,800        5,410,056
Morgan Stanley Dean Witter & Company                  262,600       14,689,844
The Charles Schwab Corp. *                            255,000        3,944,850
The Goldman Sachs Group, Inc. *                        80,700        7,484,925
                                                                   -----------
                                                                   253,035,500

FOOD & BEVERAGES - 2.38%
Hershey Foods Corp.                                    24,200        1,638,340
PepsiCo, Inc.                                         460,270       22,410,546
The Coca-Cola Company *                               350,500       16,526,075
                                                                   -----------
                                                                    40,574,961

GAS & PIPELINE UTILITIES - 0.44%
El Paso Corp. *                                       166,300        7,418,643
                                                                   -----------

HEALTHCARE PRODUCTS - 1.93%
Johnson & Johnson                                     556,000       32,859,600
                                                                   -----------

HEALTHCARE SERVICES - 4.49%
HCA-The Healthcare Company *                          194,500        7,496,030
Laboratory Corp. of America Holdings * (a)             89,900        7,268,415
Unitedhealth Group, Inc. *                            567,600       40,169,052
Wellpoint Health Networks, Inc., Class A *            185,500       21,675,675
                                                                   -----------
                                                                    76,609,172

HOLDINGS COMPANIES/CONGLOMERATES - 0.21%
Berkshire Hathaway, Inc., Class A *                        48        3,628,800
                                                                   -----------


INSURANCE - 5.51%
ACE, Ltd. *                                           460,300       18,481,045
American International Group, Inc.                    351,627       27,919,184
Hartford Financial Services Group, Inc.               199,600       12,540,868
Marsh & McLennan Companies, Inc.                      177,000       19,018,650
Progressive Corp. *                                    72,700       10,854,110
Prudential Financial, Inc. *                           22,900          760,051
XL Capital, Ltd., Class A *                            47,900        4,376,144
                                                                   -----------
                                                                    93,950,052

INTERNET SERVICE PROVIDER - 0.14%
Check Point Software Technologies, Ltd. (a)            60,350        2,407,361
                                                                   -----------

INTERNET SOFTWARE - 0.64%
VeriSign, Inc. * (a)                                  286,000       10,879,440
                                                                   -----------

LEISURE TIME - 1.90%
AOL Time Warner, Inc. *                             1,007,100       32,327,910
                                                                   -----------

MEDICAL-HOSPITALS - 0.57%
IDEC Pharmaceuticals Corp.                             82,400        5,679,832
Tenet Healthcare Corp. *                               67,900        3,987,088
                                                                   -----------
                                                                     9,666,920

PETROLEUM SERVICES - 4.56%
Baker Hughes, Inc.                                    458,900       16,736,083
BJ Services Company *                                 264,900        8,596,005
ChevronTexaco Corp.                                   223,000       19,983,030
Exxon Mobil Corp.                                     722,766       28,404,704
Smith International, Inc. * (a)                        75,200       $4,032,224
                                                                   -----------
                                                                    77,752,046

PHARMACEUTICALS - 6.43%
Baxter International, Inc. *                          322,400      $17,290,312
Eli Lilly & Company *                                  33,500        2,631,090
Forest Laboratories, Inc. *                            70,000        5,736,500
King Pharmaceuticals, Inc.                            159,133        6,704,274
Pfizer, Inc.                                        1,612,500       64,258,125
Pharmacia Corp. *                                      72,665        3,099,162
Schering-Plough Corp.                                 277,100        9,922,951
                                                                   -----------
                                                                   109,642,414

PUBLISHING - 0.45%
McGraw-Hill Companies, Inc.                           124,700        7,604,206
                                                                   -----------

RETAIL GROCERY - 0.71%
Kroger Company                                         97,400        2,032,738
Safeway, Inc.                                         243,100       10,149,425
                                                                   -----------
                                                                    12,182,163

RETAIL TRADE - 4.24%
Best Buy Company, Inc. *                               72,800        5,422,144
Home Depot, Inc.                                      461,300       23,530,913
Target Corp. *                                        464,000       19,047,200
Wal-Mart Stores, Inc.                                 340,300       19,584,265
Walgreen Company *                                    139,200        4,685,472
                                                                   -----------
                                                                    72,269,994

SANITARY SERVICES - 0.38%
Waste Management, Inc. *                              205,100        6,544,741
                                                                   -----------

SEMICONDUCTORS - 1.59%
Altera Corp. *                                        133,200        2,826,504
Applied Materials, Inc. *                             139,200        5,581,920
Intel Corp. *                                         346,800       10,906,860
KLA-Tencor Corp. *                                     24,200        1,199,352
QLogic Corp.                                           78,700        3,502,937
Texas Instruments, Inc. *                              75,500        2,114,000
Xilinx, Inc.                                           24,800          968,440
                                                                   -----------
                                                                    27,100,013

SOFTWARE - 3.86%
Adobe Systems, Inc. *                                  60,600        1,881,630
Electronic Arts, Inc. *                                38,800        2,326,060
Microsoft Corp.                                       738,700       48,938,875
Oracle Corp. *                                        108,800        1,502,528
Siebel Systems, Inc. *                                149,400        4,180,212
VERITAS Software Corp. *                              155,325        6,963,220
                                                                   -----------
                                                                    65,792,525

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.12%
Amdocs, Ltd. *                                         24,200          822,074
Nokia Corp., ADR *                                    532,500       13,062,225
QUALCOMM, Inc. *                                      104,200        5,262,100
                                                                   -----------
                                                                    19,146,399

TELEPHONE - 0.06%
WorldCom, Inc.-WorldCom Group                          72,700        1,023,616
                                                                   -----------

TOBACCO - 1.11%
Philip Morris Companies, Inc.                         412,800       18,926,880
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                     ------            -----
TOYS, AMUSEMENTS & SPORTING GOODS - 0.04%
NIKE, Inc., Class B *                                  13,000         $731,120
                                                                 -------------
TRANSPORTATION - 0.39%
Harley Davidson, Inc. *                               120,900        6,566,079
                                                                 -------------
TOTAL COMMON STOCK
(Cost: $1,541,601,736)                                          $1,625,008,405
                                                                 -------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                     ------            -----
SHORT TERM INVESTMENTS - 4.49%

Navigator Securities Lending
  Trust, 2.25%                                    $68,143,336      $68,143,336
T. Rowe Price Reserve
  Investment Fund                                   8,387,371        8,387,371
                                                                   -----------
                                                                   $76,530,707

REPURCHASE AGREEMENTS - 0.17%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85%, to be
  repurchased at $2,887,136
  on 01/02/2002,
  collateralized by
  $2,160,000 U.S. Treasury
  Bonds, 8.75% due 08/15/2020                      $2,887,000       $2,887,000
  (valued at $2,945,700,
  including interest).

TOTAL INVESTMENTS   (BLUE CHIP GROWTH
TRUST)  (Cost: $1,621,019,443)                                  $1,704,426,112
                                                                ==============

UTILITIES TRUST

                                                     SHARES            VALUE
                                                     ------            -----
COMMON STOCK - 65.32%
BROADCASTING - 3.61%
Cablevision Systems Corp., Class A (a)                  2,000          $94,900
Cox Communications, Inc., Class A * (a)                 4,050          169,736
EchoStar Communications Corp., Class A (a)              5,080          139,548
Viacom, Inc., Class B *                                 9,170          404,855
                                                                   -----------
                                                                       809,039

BUSINESS SERVICES - 1.87%
Kinder Morgan Management LLC                           11,047          418,681
                                                                   -----------

CABLE AND TELEVISION - 2.46%
Adelphia Communications Corp., Class A * (a)            2,200           68,596
Charter Communications, Inc., Class A * (a)            28,800          473,184
Insight Communications, Inc., Class A *                   400            9,664
                                                                   -----------
                                                                       551,444

CELLULAR COMMUNICATIONS - 5.80%
China Mobile (Hong Kong), Ltd.                         66,500          234,096
China Mobile Hong Kong, Ltd., ADR * (a)                 1,420           24,822
Libertel NV -EUR*                                       8,220           75,585
Nextel Partners, Inc., Class A (a)                     10,700          128,400
Partner Communication Company, LTD., ADR *             33,295          228,071
Sprint Corp. (PCS Group), Series 1 * (a)                3,300          $80,553
Vodafone Group PLC                                    156,870          409,933
Western Wireless Corp., Class A *                       4,230          119,498
                                                                   -----------
                                                                     1,300,958

DOMESTIC OIL - 0.74%
Anadarko Petroleum Corp.                                1,930          109,720
Devon Energy Corp. * (a)                                1,430           55,270
                                                                   -----------
                                                                       164,990

ELECTRIC UTILITIES - 13.33%
AES Corp. *                                            23,430          383,080
Allegheny Energy, Inc. *                                2,300           83,306
Cinergy Corp. *                                         3,100          171,120
Duke Energy Company * (a)                               5,900          231,634
FirstEnergy Corp. * (a)                                13,100          458,238
Gas Natural SDG SA *                                    5,490           91,385
Iberdrola SA *                                         16,230          211,217
National Grid Group                                    38,000          236,446
Pinnacle West Capital Corp. (a)                         8,850          370,373
PPL Corp. *                                             9,350          325,848
Public Service Enterprise Group, Inc. * (a)             6,460          272,547
Union Electrica Fenosa SA                               9,490          153,576
                                                                   -----------
                                                                     2,988,770

ELECTRONICS - 0.91%
General Motors Corp., Class H *                         3,200           49,440
Mirant Corp. *                                          9,700          155,394
                                                                   -----------
                                                                       204,834

ENERGY - 9.20%
Calpine Corp. * (a)                                    17,770          298,358
Energen Corp. *                                         8,620          212,483
Energy East Corp. *                                    13,490          256,175
Entergy Corp.                                          11,320          442,725
MDU Resources Group, Inc. * (a)                         9,190          258,699
NRG Energy, Inc. - Corp. Units *                          920           16,183
NRG Energy, Inc. * (a)                                 17,270          267,685
TXU Corp. (a)                                           6,570          309,775
                                                                   -----------
                                                                     2,062,083

GAS & PIPELINE UTILITIES - 13.81%
Atmos Energy Corp.                                     10,720          227,800
Dynegy, Inc., Class A *                                20,730          528,615
El Paso CGP Company * (a)                               3,540          111,510
El Paso Corp. *                                        13,170          587,514
Equitable Resources, Inc. *                            11,510          392,146
Keyspan Corp. (a)                                      12,720          440,748
Kinder Morgan, Inc. *                                   7,660          426,585
Snam Rete Gas SpA *                                    18,210           48,143
Williams Companies, Inc. *                             13,080          333,801
                                                                   -----------
                                                                     3,096,862

LEISURE TIME - 0.96%
AOL Time Warner, Inc. *                                 6,710          215,391
                                                                   -----------

PETROLEUM SERVICES - 0.86%
Apache Corp. (a)                                        3,861          192,587
                                                                   -----------

SANITARY SERVICES - 0.94%
Vivendi Environment *                                   6,300          210,074
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                     ------            -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.07%
Korea Telecom Corp., ADR * (a)                          7,850         $159,590
Portugal Telecom *                                     10,400           81,004
Winstar Communications, Inc. * (a)                      3,270               56
                                                                   -----------
                                                                       240,650

TELEPHONE - 9.15%
AT&T Corp. *                                            2,400           43,536
AT&T Wireless Services, Inc. * (a)                     34,130          490,448
BCE, Inc. (a)                                           9,980          227,544
BellSouth Corp.                                         4,200          160,230
KPN NV *                                               15,600           79,291
Qwest Communications International, Inc. *             18,180          256,883
SBC Communications, Inc.                                3,260          127,694
Telefonica SA, ADR *                                    8,800          352,704
Verizon Communications, Inc. *                          6,610          313,711
                                                                   -----------
                                                                     2,052,041

TRANSPORTATION - 0.61%
Lattice Group PLC                                      59,700          135,395
                                                                   -----------

TOTAL COMMON STOCK
(Cost: $15,384,325)                                                $14,643,799
                                                                   -----------

PREFERRED STOCK - 2.55%
ELECTRIC UTILITIES - 1.27%
AES Trust III                                           1,810           62,626
AES Trust VII (a)                                       1,880           56,165
PPL Capital Funding Trust I (a)                         8,450          166,042
                                                                   -----------
                                                                       284,833

ENERGY - 0.17%
TXU Corp.                                                 720           37,253

FINANCIAL SERVICES - 0.72%
Equity Securities Trust I, Series CVC                   2,800          124,600
Equity Securities Trust II                              1,600           37,632
                                                                   -----------
                                                                       162,232

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.39%
Cox Communications, Inc.                                1,520           86,868
                                                                   -----------

TOTAL PREFERRED STOCK
(Cost: $657,825)                                                      $571,186
                                                                   -----------

WARRANTS - 0.01%
SANITARY SERVICES - 0.01%
Vivendi Environment, (Expiration
  date 03/08/06; strike price EUR 55.00)                6,300            2,580
                                                                   -----------

TOTAL WARRANTS
(Cost: $0)                                                              $2,580
                                                                   -----------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                     ------            -----
U.S. TREASURY OBLIGATIONS - 7.30%
U.S. TREASURY NOTES - 7.30%
    3.375% due 01/15/2007                             $15,709          $15,748
    4.625% due 05/15/2006                           1,600,000        1,621,744
                                                                   -----------
                                                                     1,637,492

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,642,112)                                                  $1,637,492
                                                                   -----------


CORPORATE BONDS - 0.72%
BROADCASTING - 0.72%
EchoStar Communications,
  4.875% due 01/01/2007                               103,000           91,629
Liberty Media, 144A,
  3.25% due 03/15/2031                                 71,000           69,491
                                                                   -----------
                                                                       161,120

TOTAL CORPORATE BONDS
(Cost: $172,166)                                                      $161,120
                                                                   -----------


CONVERTIBLE BONDS - 0.96%
BROADCASTING - 0.60%
Charter Communications, Inc.,
  4.75% due 06/01/2006                                146,000          135,035

CABLE AND TELEVISION - 0.36%
Adelphia Communications
  Corp., 3.25% due 05/01/2021                          79,000           79,494

TOTAL CONVERTIBLE BONDS
(Cost: $230,899)                                                      $214,529
                                                                   -----------

SHORT TERM INVESTMENTS - 23.14%
Federal Home Loan Mortgage
  Discount Notes, 1.49% due
  01/02/2002                                       $1,187,000       $1,186,951
Navigator Securities Lending
  Trust, 2.25%                                      4,001,700        4,001,700
                                                                   -----------
                                                                    $5,188,651

TOTAL INVESTMENTS   (UTILITIES TRUST)
(Cost: $23,275,978)                                                $22,419,357
                                                                   ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)



REAL ESTATE SECURITIES TRUST


                                                                                       SHARES      VALUE
                                                                                       ------      -----
COMMON STOCK - 89.46%
HOTELS & RESTAURANTS - 0.87%
Starwood Hotels & Resorts
  Worldwide, Inc. SBI, Class B *                                                       67,600  $   2,017,860
                                                                                               -------------


REAL ESTATE - 88.59%
AMB Property Corp.                                                                    396,800     10,316,800
Apartment Investment & Management
  Company, Class A                                                                     76,600      3,502,918
Archstone-Smith Trust                                                                 451,567     11,876,212
Arden Realty, Inc.                                                                    376,000      9,964,000
Avalon Bay Communities, Inc.                                                          193,500      9,154,485
Boston Properties, Inc.                                                               343,400     13,049,200
Brookfield Properties Corp *                                                          380,800      6,549,760
CarrAmerica Realty Corp. *                                                            259,400      7,807,940
Catellus Development Corp. *                                                            6,600        121,440
CBL & Associates Properties, Inc. *                                                   207,200      6,526,800
Chelsea Property Group, Inc. *                                                        102,100      5,013,110
Crescent Real Estate Equities  Company *                                              131,700      2,385,087
Developers Diversified Realty *                                                       107,800      2,058,980
Equity Office Properties Trust *                                                      348,100     10,470,848
Equity Residential Properties  Trust SBI *                                            229,900      6,600,429
Essex Property Trust                                                                   74,900      3,700,809
Felcor Lodging Trust, Inc.                                                             74,800      1,249,908
Gables Residential Trust, SBI *                                                        70,300      2,080,880
General Growth Properties, Inc. *                                                     269,200     10,444,960
Health Care Property Investors,  Inc. (a)                                             148,000      5,359,080
Host Marriott Corp.                                                                   222,900      2,006,100
Kilroy Realty Corp., REIT *                                                           181,500      4,768,005
Liberty Property Trust, SBI                                                           182,900      5,459,565
Mack-California Realty Corp.                                                          128,500      3,986,070
Nationwide Health Properties, Inc. *                                                  249,500      4,663,155
Prologis Trust, SBI *                                                                 465,500     10,012,905
Reckson Associates Realty Corp. *  (a)                                                271,500      6,342,240
Rouse Company *                                                                       178,500      5,228,265
Simon Property Group, Inc. *                                                          359,000     10,529,470
SL Green Realty Corp. (a)                                                             213,500      6,556,585
Summit Properties, Inc. *                                                              90,700      2,269,314
Taubman Centers, Inc., REIT *                                                          70,900      1,052,865
Vornado Realty Trust *                                                                351,800     14,634,880
                                                                                               -------------
                                                                                                 205,743,065
TOTAL COMMON STOCK
(Cost: $196,280,409)                                                                           $ 207,760,925
                                                                                               -------------



                                                                                  PRINCIPAL
                                                                                   AMOUNT            VALUE
                                                                                   ------            -----
SHORT TERM INVESTMENTS - 4.23%
Navigator Securities Lending
  Trust, 2.25%                                                                 $    9,822,952   $  9,822,952
REPURCHASE AGREEMENTS - 6.31%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85%, to be
  repurchased at $14,664,692
  on 1/2/2002, collaterized
  by $12,525,000 U.S.
  Treasury Bonds 7.25% due
  8/15/2022 (valued at                                                         $   14,664,000   $ 14,664,000
  $14,957,580, including                                                                        ------------
  interest)

TOTAL INVESTMENTS (REAL ESTATE
SECURITIES TRUST)  (Cost: $220,767,361)                                                         $232,247,877
                                                                                                ============

SMALL COMPANY VALUE TRUST

                                                                                      SHARES        VALUE
                                                                                      ------        -----
COMMON STOCK - 87.01%
APPAREL & TEXTILES - 1.75%
Culp, Inc.                                                                             81,400   $    309,320
Dan River, Inc. *                                                                     194,200        106,810
G & K Services, Class A *                                                              70,500      2,277,150
Unifi, Inc.                                                                           201,600      1,461,600
                                                                                                ------------
                                                                                                   4,154,880
AUTO PARTS - 1.38%
Modine Manufacturing Company *                                                         46,500      1,084,845
TBC Corp. *                                                                           162,800      2,179,892
                                                                                                ------------
                                                                                                   3,264,737
BANKING - 4.30%
Community First Bankshares, Inc. *                                                    136,200      3,498,978
Silicon Valley Bancshares * (a)                                                       117,400      3,138,102
Texas Regional Bancshares, Inc., Class A *                                             94,000      3,557,900
                                                                                                ------------
                                                                                                  10,194,980
BROADCASTING - 1.24%
Paxson Communications Corp. * (a)                                                      43,000        449,350
Saga Communications, Inc., Class A *                                                   86,400      1,788,480
Sinclair Broadcast Group, Inc., Class A * (a)                                          75,000        709,500
                                                                                                ------------
                                                                                                   2,947,330
BUSINESS SERVICES - 2.31%
Analysts International Corp.                                                           50,800        209,804
Electro Rent Corp. *                                                                  220,300      2,839,667
IT Group, Inc. * (a)                                                                   80,500          4,025
Modis Professional Services, Inc.                                                     186,000      1,328,040
Newpark Resources, Inc.                                                               139,500      1,102,050
                                                                                                ------------
                                                                                                   5,483,586
CHEMICALS - 2.79%
Airgas, Inc. *                                                                        164,100      2,481,192
Arch Chemicals, Inc. *                                                                 93,900      2,178,480
TETRA Technologies, Inc.                                                               93,000      1,948,350
                                                                                                ------------
                                                                                                   6,608,022
COMPUTERS & BUSINESS EQUIPMENT - 0.51%
Packeteer, Inc. (a)                                                                   162,800      1,199,836
                                                                                                ------------

CONSTRUCTION MATERIALS - 3.75%
Ameron International Corp. *                                                           16,400      1,134,880
Dal-Tile International, Inc. *                                                         62,800      1,460,100
Florida Rock Industries, Inc. *                                                        48,850      1,786,933
Insituform Technologies, Inc.,  Class A (a)                                           176,100      4,504,638
                                                                                                ------------
                                                                                                   8,886,551

CONSTRUCTION & MINING EQUIPMENT - 1.73%
Carbo Ceramics, Inc. * (a)                                                             56,400      2,208,624
Layne Christensen Company *                                                            68,000        544,000
W H Energy Services, Inc. *                                                            70,300      1,339,215
                                                                                                ------------
                                                                                                   4,091,839
CONTAINERS & GLASS - 0.73%
Liqui Box Corp. *                                                                      42,200      1,740,750
                                                                                                ------------

DOMESTIC OIL - 3.20%
Forest Oil Corp. *                                                                     82,200      2,318,862
XTO Energy, Inc. *                                                                    301,600      5,278,000
                                                                                                ------------
                                                                                                   7,596,862
DRUGS & HEALTH CARE - 3.43%
Bone Care International, Inc.                                                         139,200      2,384,496
Landauer, Inc.                                                                         46,500      1,574,025




    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                      SHARES        VALUE
                                                                                      ------        -----
DRUGS & HEALTH CARE - CONTINUED
Owens & Minor, Inc. (a)                                                               164,400   $  3,041,400
Sola International, Inc. *                                                             57,900      1,123,260
                                                                                                ------------
                                                                                                   8,123,181
ELECTRICAL EQUIPMENT - 3.08%
Edo Corp.                                                                              81,400      2,153,030
Littelfuse, Inc.                                                                       82,200      2,156,928
Methode Electronics, Inc.,  Class A                                                    82,200        657,600
Thomas Industries, Inc. *                                                              93,900      2,347,500
                                                                                                ------------
                                                                                                   7,315,058
ELECTRIC UTILITIES - 2.19%
Black Hills Corp. *                                                                    42,300      1,431,432
Cleco Corp. *                                                                         108,000      2,372,760
Otter Tail Power Company                                                               47,400      1,381,236
                                                                                                ------------
                                                                                                   5,185,428
ELECTRONICS - 3.05%
Analogic Corp. *                                                                       65,800      2,533,958
Brooks Automation, Inc. (a)                                                            54,000      2,196,180
Franklin Electric, Inc. *                                                              30,500      2,501,000
                                                                                                ------------
                                                                                                   7,231,138
FINANCIAL SERVICES - 4.12%
Allied Capital Corp.                                                                  147,900      3,845,400
First Republic Bank                                                                   116,200      2,806,230
Triad Guaranty, Inc.                                                                   85,800      3,111,966
                                                                                                ------------
                                                                                                   9,763,596
FOOD & BEVERAGES - 0.71%
American Italian Pasta Company,  Class A *                                             34,900      1,466,847
Packaged Ice, Inc. *                                                                  197,600        211,432
                                                                                                ------------
                                                                                                   1,678,279
FOREST PRODUCTS - 0.89%
Wausau-Mosinee Paper Corp.                                                            174,400      2,110,240
                                                                                                ------------
GAS & PIPELINE UTILITIES - 0.75%
Vectren Corp. * (a)                                                                    74,400      1,784,112
                                                                                                ------------
HOTELS & RESTAURANTS - 3.58%
RARE Hospitality International, Inc. *                                                140,700      3,171,378
Ruby Tuesday, Inc. *                                                                  257,800      5,318,414
                                                                                                ------------
                                                                                                   8,489,792
HOUSEHOLD APPLIANCES - 0.75%
Stanley Furniture, Inc. *                                                              74,400      1,768,488
                                                                                                ------------
INDUSTRIAL MACHINERY - 3.31%
AptarGroup, Inc.                                                                       84,500      2,960,035
Idex Corp. *                                                                           58,700      2,025,150
Woodward Governor Company *                                                            49,300      2,871,725
                                                                                                ------------
                                                                                                   7,856,910
INSURANCE - 4.95%
Brown & Brown, Inc. *                                                                 222,100      6,063,330
Markel Corp.                                                                           11,750      2,110,888
Ohio Casualty Corp.                                                                    58,600        940,530
Presidential Life Corp. *                                                              46,900        964,264
Proassurance Corp. *                                                                   94,500      1,661,310
                                                                                                ------------
                                                                                                  11,740,322
INVESTMENT COMPANIES - 3.14%
American Capital Strategies, Ltd.                                                      82,200      2,330,370
First Financial Fund, Inc. *                                                          176,400      2,205,000
Gladstone Capital Corp. *                                                              44,600        825,100
iShares Russell 2000 Value Index  Fund * (a)                                           16,300      2,086,400
                                                                                                ------------
                                                                                                   7,446,870
LEISURE TIME - 1.22%
SCP Pool Corp. *                                                                      105,700   $  2,901,465
                                                                                                ------------

MANUFACTURING - 1.61%
Mathews International Corp.,  Class A                                                 155,500      3,822,190
                                                                                                ------------
MINING - 1.70%
Gibraltor Steel Corp. *                                                                92,300      1,617,096
Penn Virginia Corp.                                                                    70,500      2,404,050
                                                                                                ------------
                                                                                                   4,021,146
MOBILE HOMES - 0.95%
Skyline Corp. *                                                                        69,800      2,251,050
                                                                                                ------------
PAPER - 1.82%
Deltic Timber Corp.                                                                    63,000      1,726,200
Ivex Packaging Corp. *                                                                135,900      2,582,100
                                                                                                ------------
                                                                                                   4,308,300
PETROLEUM SERVICES - 1.12%
Atwood Oceanics, Inc. *                                                                46,900      1,634,465
Lone Star Technologies, Inc. (a)                                                       58,600      1,031,360
                                                                                                ------------
                                                                                                   2,665,825
PHARMACEUTICALS - 0.70%
Guilford Pharmaceuticals, Inc. *                                                      139,200     1,670,400
                                                                                                ------------
REAL ESTATE - 7.82%
Aaron Rents, Inc., Class A *                                                            2,300         31,050
Aaron Rents, Inc., Class B                                                            111,200      1,812,560
Glenborough Realty Trust, Inc., REIT                                                  140,600      2,727,640
Innkeepers USA Trust, REIT *                                                          139,500      1,367,100
JP Realty, Inc., REIT *                                                                93,900      2,233,881
Kilroy Realty Corp., REIT *                                                            94,500      2,482,515
Lasalle Hotel Properties, REIT, SBI                                                   104,100      1,222,134
McGrath Rentcorp * (a)                                                                 76,500      2,870,280
Sun Communities, Inc., REIT *                                                          70,500      2,626,125
Washington REIT,  SBI *                                                                46,900      1,167,341
                                                                                                ------------
                                                                                                  18,540,626
RETAIL GROCERY - 0.96%
Caseys General Stores, Inc. *                                                         152,600      2,273,740
                                                                                                ------------

RETAIL TRADE - 5.83%
CSS Industries, Inc.                                                                   68,900      2,129,699
Fred's, Inc., Class A                                                                 121,900      4,993,024
Hancock Fabrics, Inc.                                                                  93,000      1,222,950
Haverty Furniture Companies, Inc                                                      187,900      3,109,745
Stein Mart, Inc. *                                                                    283,600      2,370,896
                                                                                                ------------
                                                                                                  13,826,314
SEMICONDUCTORS - 0.59%
ATMI, Inc. * (a)                                                                       58,600      1,397,610
                                                                                                ------------

SOFTWARE - 1.81%
Progress Software Corp. *                                                             129,200      2,232,576
SPSS, Inc. * (a)                                                                      116,300      2,064,325
                                                                                                ------------
                                                                                                   4,296,901
TIRES & RUBBER - 0.54%
Myers Indiana, Inc.                                                                    93,600      1,277,640
                                                                                                ------------

TRUCKING & FREIGHT - 2.71%
Hub Group, Inc., Class A *                                                             45,300        474,744
Landstar Systems, Inc. *                                                               42,300      3,067,173
Midwest Express Holdings,   Inc. (a)                                                   73,600      1,074,560

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                     SHARES         VALUE
                                                                                     ------         -----
TRUCKING & FREIGHT - CONTINUED
UTI Worldwide Inc * (a)                                                                93,000   $  1,820,010
                                                                                                ------------
                                                                                                   6,436,487
TOTAL COMMON STOCK
(Cost: $195,036,142)                                                                            $206,352,481
                                                                                                ------------

                                                                                 PRINCIPAL
                                                                                   AMOUNT          VALUE
                                                                                   ------          -----
SHORT TERM INVESTMENTS - 12.04%
Navigator Securities Lending Trust, 2.25%                                      $   19,646,466   $ 19,646,466
T. Rowe Price Reserve Investment Fund                                               8,907,644      8,907,644
                                                                                                ------------
                                                                                                $ 28,554,110
REPURCHASE AGREEMENTS - 0.95%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85%, to be
  repurchased at $2,242,106
  on 01/02/2002,
  collateralized by
  $2,415,000 U.S. Treasury
  Bonds, 5.25% due 02/15/2029
  (valued at $2,290,852,
  including interest)                                                          $    2,242,000   $  2,242,000
                                                                                                ------------

TOTAL INVESTMENTS (SMALL COMPANY VALUE TRUST)  (Cost: $225,832,252)                             $237,148,591
                                                                                                ============


MID CAP VALUE TRUST

                                                                                      SHARES         VALUE
                                                                                      ------         -----
COMMON STOCK - 75.30%
APPAREL & TEXTILES - 1.95%
Tommy Hilfiger Corp.                                                                  143,200   $  1,969,000
                                                                                                ------------
AUTO PARTS - 2.45%
Dana Corp. *                                                                           39,200        544,096
Genuine Parts Company *                                                                52,600      1,930,420
                                                                                                ------------
                                                                                                   2,474,516
CHEMICALS - 7.02%
Crompton Corp. *                                                                      190,100      1,710,900
Eastman Chemical Company *                                                             44,600      1,740,292
IMC Global, Inc. (a)                                                                  145,400      1,890,200
Solutia, Inc. *                                                                       124,600      1,746,892
                                                                                                ------------
                                                                                                   7,088,284
COMPUTERS & BUSINESS EQUIPMENT - 1.12%
Sybase, Inc. *                                                                         71,900      1,133,144
                                                                                                ------------

CONTAINERS & GLASS - 3.70%
Ball Corp. * (a)                                                                       21,000      1,484,700
Pactiv Corp. *                                                                        126,700      2,248,925
                                                                                                ------------
                                                                                                   3,733,625
CRUDE PETROLEUM & NATURAL GAS - 1.72%
EOG Resources, Inc. * (a)                                                              44,400      1,736,484
                                                                                                ------------

DOMESTIC OIL - 1.50%
Kerr-McGee Corp. *                                                                     27,600      1,512,480
                                                                                                ------------

DRUGS & HEALTH CARE - 10.79%
Becton Dickinson & Company *                                                           34,800      1,153,620
Boston Scientific Corp.                                                                93,800      2,262,456
Caremark Rx, Inc. * (a)                                                               113,500      1,851,185
Health Net, Inc.                                                                       92,300      2,010,294
Mylan Laboratories, Inc.                                                               52,600   $  1,972,500
Trigon Healthcare, Inc. * (a)                                                          23,700      1,645,965
                                                                                                ------------
                                                                                                  10,896,020
ELECTRICAL EQUIPMENT - 2.49%
Hubbell, Inc., Class B                                                                 54,400      1,598,272
W.W. Grainger, Inc. *                                                                  19,100        916,800
                                                                                                ------------
                                                                                                   2,515,072
ELECTRIC UTILITIES - 7.03%
Ameren Corp. * (a)                                                                     36,700      1,552,410
CMS Energy Corp. * (a)                                                                 71,200      1,710,936
Niagara Mohawk Holdings, Inc. *  (a)                                                   39,900        707,427
Northeast Utilities                                                                    86,800      1,530,284
TECO Energy, Inc. * (a)                                                                61,000      1,600,640
                                                                                                ------------
                                                                                                   7,101,697
FOOD & BEVERAGES - 2.86%
Archer-Daniels-Midland  Company *                                                     120,800      1,733,480
Corn Products International,  Inc. *                                                   32,800      1,156,200
                                                                                                ------------
                                                                                                   2,889,680
FURNITURE & FIXTURES - 1.10%
Leggett & Platt, Inc. *                                                                48,300      1,110,900
                                                                                                ------------
GAS & PIPELINE UTILITIES - 3.29%
Dynegy, Inc., Class A *                                                                80,200      2,045,100
Southwest Gas Corp. * (a)                                                              56,900      1,271,715
                                                                                                ------------
                                                                                                   3,316,815
HEALTHCARE PRODUCTS - 0.81%
St. Jude Medical, Inc.                                                                 10,500        815,325
                                                                                                ------------
HOTELS & RESTAURANTS - 2.45%
CBRL Group, Inc. *                                                                     50,300      1,480,832
Harrah's Entertainment, Inc. (a)                                                       26,800        991,868
                                                                                                ------------
                                                                                                   2,472,700
HOUSEHOLD PRODUCTS - 3.73%
Newell Rubbermaid, Inc. (a)                                                            57,400      1,582,518
Snap-On, Inc. *                                                                        65,000      2,187,900
                                                                                                ------------
                                                                                                   3,770,418
INSURANCE - 8.26%
ACE, Ltd. * (a)                                                                        49,000      1,967,350
Anthem, Inc. * (a)                                                                      4,700        232,650
Everest Re Group, Ltd. * (a)                                                           22,300      1,576,610
PartnerRe, Ltd. * (a)                                                                  31,500      1,701,000
Transatlantic Holdings, Inc. *                                                          9,900        900,900
XL Capital, Ltd., Class A *   (a)                                                      21,400      1,955,104
                                                                                                ------------
                                                                                                   8,333,614
METAL & METAL PRODUCTS - 0.97%
Timken Company * (a)                                                                   60,400        977,272
                                                                                                ------------
MINING - 1.56%
Potash Corporation of Saskatchewan,  Inc. * (a)                                        25,700      1,577,466
                                                                                                ------------
OFFICE FURNISHINGS & SUPPLIES - 1.42%
Office Depot, Inc. *                                                                   77,300      1,433,142
                                                                                                ------------
PAPER - 1.76%
Georgia-Pacific Corp. * (a)                                                            64,200      1,772,562
                                                                                                ------------
REAL ESTATE - 1.66%
Healthcare Realty Trust *                                                              59,800      1,674,400
                                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                      SHARES        VALUE
                                                                                      ------        -----
RETAIL GROCERY - 0.89%
Albertsons, Inc. * (a)                                                                 28,400   $    894,316
                                                                                                ------------

RETAIL TRADE - 4.77%
Big Lots, Inc.                                                                        104,900      1,090,960
J. C. Penney, Inc. (a)                                                                 63,500      1,708,150
Kmart Corp. (a)                                                                       221,800      1,211,028
May Department Stores, Inc. *                                                          21,800        806,164
                                                                                                ------------
                                                                                                   4,816,302

TOTAL COMMON STOCK
(Cost: $72,132,729)                                                                             $ 76,015,234
                                                                                                ------------


                                                                                 PRINCIPAL
                                                                                   AMOUNT          VALUE
                                                                                   ------          -----
SHORT TERM INVESTMENTS - 18.69%
Navigator Securities Lending
  Trust, 2.25%                                                                 $   18,873,248   $ 18,873,248
                                                                                                ------------

REPURCHASE AGREEMENTS - 6.01%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85%, to be
  repurchased at $6,064,286
  on 1/2/2002, collaterized
  by $5,930,000 U.S. Treasury
  Notes 5.88% due 9/30/2002
  (valued at $6,189,438,
  including interest)                                                          $    6,064,000   $  6,064,000
                                                                                                ------------
TOTAL INVESTMENTS (MID CAP VALUE TRUST)
(Cost: $97,069,977)                                                                             $100,952,482
                                                                                                ============

VALUE TRUST
                                                                                      SHARES       VALUE
                                                                                      ------       -----
COMMON STOCK - 97.76%
AEROSPACE - 0.94%
Honeywell International, Inc.                                                          64,400   $  2,178,008
Textron, Inc.*                                                                         29,800      1,235.508
                                                                                                ------------
                                                                                                   3,413,516
AIR TRAVEL - 0.68%
Delta Air Lines, Inc. *                                                                84,900      2,484,174
                                                                                                ------------

APPAREL & TEXTILES - 3.76%
Liz Claiborne, Inc. * (a)                                                             155,200      7,721,200
V.F. Corp. *                                                                          153,300      5,980,233
                                                                                                ------------
                                                                                                  13,701,433
AUTO PARTS - 2.23%
Dana Corp. *                                                                          106,700      1,480,996
Eaton Corp.                                                                            68,300      5,082,203
TRW, Inc. *                                                                            42,200      1,563,088
                                                                                                ------------
                                                                                                   8,126,287
AUTOMOBILES - 1.13%
Ford Motor Company *                                                                  261,624      4,112,729
                                                                                                ------------

BANKING - 3.90%
FleetBoston Financial Corp.                                                           138,951      5,071,712
Wachovia Corp. *                                                                      234,220      7,345,139
Wells Fargo & Company                                                                  41,500      1,803,175
                                                                                                ------------
                                                                                                  14,220,026
BUSINESS SERVICES - 3.60%
AMR Corp. *                                                                           104,500      2,316,765
Computer Sciences Corp. *                                                              29,900      1,464,502
First Data Corp.                                                                       45,200      3,545,940
Tyco International, Ltd. *                                                             98,600      5,807,540
                                                                                                ------------
                                                                                                  13,134,747
CHEMICALS - 7.38%
Air Products & Chemicals,  Inc.,                                                      102,900      4,827,039
Dow Chemical Company                                                                   58,200      1,965,996
Engelhard Corp.                                                                       226,100      6,258,448
IMC Global, Inc.                                                                      151,500      1,969,500
Lubrizol Corp.                                                                        162,700      5,709,143
Praxair, Inc. *                                                                        42,100      2,326,025
Rohm & Haas Company                                                                    59,800      2,070,874
Solutia, Inc. *                                                                       126,800      1,777,736
                                                                                                ------------
                                                                                                  26,904,761
COMPUTERS & BUSINESS EQUIPMENT - 3.55%
Lexmark International Group, Inc.,
  Class A                                                                             111,400      6,572,600
Quantum Corp.                                                                         647,600      6,378,860
                                                                                                ------------
                                                                                                  12,951,460
CONSTRUCTION MATERIALS - 1.39%
Masco Corp.                                                                           206,700      5,064,150
                                                                                                ------------

CONSTRUCTION & MINING EQUIPMENT - 0.72%
Caterpillar, Inc. *                                                                    50,400      2,633,400
                                                                                                ------------

CRUDE PETROLEUM & NATURAL GAS - 0.70%
Occidental Petroleum Corp.                                                             96,500      2,560,145
                                                                                                ------------

DOMESTIC OIL - 1.53%
Amerada Hess Corp.                                                                     30,400      1,900,000
Conoco, Inc. *                                                                         77,900      2,204,570
Kerr-McGee Corp. *                                                                     26,700      1,463,160
                                                                                                ------------
                                                                                                   5,567,730
DRUGS & HEALTH CARE - 5.62%
Beckman Coulter, Inc. *                                                                89,600      3,969,280
Guidant Corp. *                                                                        80,700      4,018,860
Health Net, Inc. (a)                                                                  573,340     12,487,345
                                                                                                ------------
                                                                                                  20,475,485
ELECTRICAL EQUIPMENT - 0.76%
Cooper Industries, Inc.                                                                79,300      2,769,156
                                                                                                ------------

ELECTRIC UTILITIES - 1.43%
Duke Energy Company *                                                                  44,078      1,730,502
Reliant Energy, Inc. *                                                                130,900      3,471,468
                                                                                                ------------
                                                                                                   5,201,970
ELECTRONICS - 1.94%
Arrow Electronics, Inc. *                                                             122,800      3,671,720
Avnet, Inc.                                                                           133,600      3,402,792
                                                                                                ------------
                                                                                                   7,074,512
FINANCIAL SERVICES - 9.26%
Bank of America Corp.                                                                  64,500      4,060,275
Citigroup, Inc.                                                                       110,135      5,559,615
Federal Home Loan Mortgage Corp. *                                                     29,700      1,942,380
Federal National Mortgage
  Association *                                                                        24,700      1,963,650
Household International, Inc.                                                          40,000      2,317,600
J.P. Morgan Chase & Company                                                           153,400      5,576,090
Radian Group, Inc.                                                                     54,100      2,323,595
Washington Mutual, Inc. *                                                             306,150     10,011,105
                                                                                                ------------
                                                                                                  33,754,310

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                   SHARES          VALUE
                                                                                   ------          -----
HEALTHCARE SERVICES - 4.46%
HEALTHSOUTH Corp. *                                                                 1,095,400   $ 16,233,828
                                                                                                ------------
HOTELS & RESTAURANTS - 1.63%
Tricon Global Restaurants,  Inc. *
                                                                                      120,600      5,933,520
                                                                                                ------------

HOUSEHOLD APPLIANCES - 3.90%
Black & Decker Corp. *                                                                 80,600      3,041,038
Maytag Corp. *                                                                         82,900      2,572,387
Whirlpool Corp.                                                                       117,000      8,579,610
                                                                                                ------------
                                                                                                  14,193,035
HOUSEHOLD PRODUCTS - 1.35%
Fortune Brands, Inc. *                                                                124,600      4,932,914
                                                                                                ------------

INDUSTRIAL MACHINERY - 6.32%
Cummins Engine, Inc. *                                                                165,900      6,393,786
Dover Corp.                                                                            41,400      1,534,698
Ingersoll-Rand Company *                                                               50,200      2,098,862
Parker-Hannifin Corp.                                                                 234,450     10,763,600
Tecumseh Products Company, Class A *                                                   44,000      2,227,720
                                                                                                ------------
                                                                                                  23,018,666
INSURANCE - 8.23%
Everest Re Group, Ltd. *                                                               52,800      3,732,960
Hartford Financial Services
  Group, Inc.                                                                         101,200      6,358,396
MGIC Investment Corp. *                                                                70,900      4,375,948
St. Paul Companies, Inc. *                                                            179,700      7,901,409
The Allstate Corp.                                                                    123,100      4,148,470
UNUMProvident Corp. *                                                                 130,600      3,462,206
                                                                                                ------------
                                                                                                  29,979,389
INTERNATIONAL OIL - 1.04%
USX-Marathon Oil Corp. *                                                              126,800      3,804,000
                                                                                                ------------

MANUFACTURING - 0.60%
Illinois Tool Works, Inc. *                                                            32,300      2,187,356
                                                                                                ------------

PAPER - 1.79%
International Paper Company                                                            79,600      3,211,860
Weyerhaeuser Company *                                                                 61,400      3,320,512
                                                                                                ------------
                                                                                                   6,532,372
PETROLEUM SERVICES - 4.00%
BP PLC, ADR                                                                            77,900      3,623,129
ChevronTexaco Corp.                                                                    68,766      6,162,121
Nabors Industries, Inc. *                                                             139,900      4,802,767
                                                                                                ------------
                                                                                                  14,588,017
PHARMACEUTICALS - 0.67%
Merck & Company, Inc.                                                                  41,800      2,457,840
                                                                                                ------------

RAILROADS & EQUIPMENT - 0.41%
Burlington Northern Santa Fe Corp. *
                                                                                       52,000      1,483,560
                                                                                                ------------

RETAIL GROCERY - 1.24%
Albertsons, Inc. *                                                                     62,700      1,974,423
Kroger Company                                                                        122,700      2,560,749
                                                                                                ------------
                                                                                                   4,535,172
RETAIL TRADE - 0.68%
Toys R Us, Inc.                                                                       120,200      2,492,948
                                                                                                ------------
SANITARY SERVICES - 0.99%
Waste Management, Inc. *                                                              112,600   $  3,593,066
SEMICONDUCTORS - 0.37%
Applied Materials, Inc. *                                                               2,700        108,270
Axcelis Technologies, Inc. *                                                           94,836      1,222,436
                                                                                                ------------
                                                                                                   1,330,706
SOFTWARE - 3.03%
Computer Associates International, Inc. *
                                                                                      319,700     11,026,453
                                                                                                ------------

TELEPHONE - 4.34%
AT&T Corp. *,                                                                          83,300      1,511,062
SBC Communications, Inc.                                                              114,800      4,496,716
Verizon Communications, Inc. *                                                         84,602      4,015,211
WorldCom, Inc.-WorldCom Group                                                         411,100      5,788,288
                                                                                                ------------
                                                                                                  15,811,277
TRUCKING & FREIGHT - 2.19%
CNF Transportation, Inc.                                                               75,700      2,539,735
Navistar International Corp. *                                                        137,800      5,443,100
                                                                                                ------------
                                                                                                   7,982,835
TOTAL COMMON STOCK
(Cost: $339,560,388)                                                                          $  356,266,945
                                                                                                ------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT           VALUE
                                                                                  ------           -----
SHORT TERM INVESTMENTS - 0.99%
Navigator Securities Lending
  Trust, 2.25%                                                                 $    3,609,355   $  3,609,355
                                                                                                ------------

REPURCHASE AGREEMENTS - 1.25%
Repurchase Agreement with
  State Street Corp.,
  Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85% to be
  repurchased at $4,538,214
  on 01/02/2002,
  collateralized by
  $4,110,000 U.S. Treasury
  Bonds, 6.63% due 02/15/2027
  (valued at $4,634,025)                                                       $    4,538,000   $  4,538,000
                                                                                                ------------

TOTAL INVESTMENTS (VALUE TRUST)(Cost:
$  347,707,743)                                                                                 $364,414,300
                                                                                                ============


EQUITY INDEX TRUST
                                                                                   SHARES          VALUE
                                                                                   ------          -----
COMMON STOCK - 96.90%
ADVERTISING - 0.30%
Interpublic Group Companies,  Inc. *                                                    3,692   $    109,062
Omnicom Group, Inc.                                                                     1,818        162,438
TMP Worldwide, Inc. *                                                                   1,081         46,375
                                                                                                ------------
                                                                                                     317,875
AEROSPACE - 1.51%
B.F. Goodrich Company *                                                                   991         26,380
Boeing Company *                                                                        8,184        317,375
General Dynamics Corp. *                                                                1,973        157,130
Honeywell International, Inc.                                                           7,960        269,207
Lockheed Martin Corp.                                                                   4,307        201,008
Northrop Grumman Corp.                                                                  1,080        108,875
Raytheon Company *                                                                      3,820        124,035
Rockwell Collins, Inc. *                                                                1,848         36,036


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                       SHARES      VALUE
                                                                                       ------      -----
AEROSPACE - CONTINUED
Textron, Inc. *                                                                         1,380   $     57,215
United Technologies Corp. *                                                             4,587        296,458
                                                                                                ------------
                                                                                                   1,593,719
AIR TRAVEL - 0.17%
Delta Air Lines, Inc. *                                                                 1,184         34,644
Southwest Airlines Company *                                                            7,488        138,378
U.S. Airways Group, Inc. (a)                                                              655          4,153
                                                                                                ------------
                                                                                                     177,175
ALUMINUM - 0.39%
Alcan Aluminum, Ltd. *                                                                  3,144        112,964
Alcoa, Inc.                                                                             8,314        295,563
                                                                                                ------------
                                                                                                     408,527
AMUSEMENT & THEME PARKS - 0.39%
The Walt Disney Company *                                                              19,927        412,887
                                                                                                ------------
APPAREL & TEXTILES - 0.19%
Cintas Corp. * (a)                                                                      1,645         78,960
Jones Apparel Group, Inc.                                                               1,232         40,865
Liz Claiborne, Inc. *                                                                     530         26,367
Reebok International, Ltd. *  (a)                                                         575         15,238
V.F. Corp. *                                                                            1,108         43,223
                                                                                                ------------
                                                                                                     204,653
AUTO PARTS - 0.41%
AutoZone, Inc. *                                                                        1,056         75,821
Dana Corp. *                                                                            1,433         19,890
Danaher Corp.                                                                           1,383         83,409
Delphi Automotive Systems  Corp. *                                                      5,431         74,188
Eaton Corp.                                                                               681         50,673
Genuine Parts Company *                                                                 1,677         61,546
TRW, Inc. * (a)                                                                         1,255         46,485
Visteon Corp. *                                                                         1,280         19,251
                                                                                                ------------
                                                                                                     431,263
AUTOMOBILES - 0.56%
Ford Motor Company *                                                                   17,727        278,668
General Motors Corp. *                                                                  5,435        264,141
PACCAR, Inc. *                                                                            748         49,084
                                                                                                ------------
                                                                                                     591,893
BANKING - 4.31%
AmSouth BanCorp                                                                         3,574         67,549
Bank of New York, Inc.                                                                  7,221        294,617
Bank One Corp.                                                                         11,402        445,248
BB&T Corp.                                                                              4,432        160,040
Comerica, Inc. *                                                                        1,742         99,817
Fifth Third BanCorp *                                                                   5,651        346,576
FleetBoston Financial Corp.                                                            10,217        372,920
Golden West Financial Corp. *                                                           1,532         90,158
Huntington Bancshares, Inc.                                                             2,428         41,737
KeyCorp                                                                                 4,136        100,670
National City Corp.                                                                     5,902        172,574
Northern Trust Corp.                                                                    2,186        131,641
PNC Bank Corp. *                                                                        2,775        155,955
Southtrust Corp. *                                                                      3,356         82,793
State Street Corp. *                                                                    3,197        167,043
SunTrust Banks, Inc. *                                                                  2,825        177,128
Union Planters Corp. *                                                                  1,346         60,745
US  Bancorp *                                                                          19,080        399,344
Wachovia Corp. *                                                                       13,308        417,339
Wells Fargo & Company                                                                  16,576        720,227
Zions BanCorp *                                                                           898         47,217
                                                                                                ------------
                                                                                                   4,551,338
BIOTECHNOLOGY - 1.01%
Amgen, Inc. *                                                                          10,225   $    577,099
Applera Corp.-Applied Biosystems Group *                                                2,088         81,996
Biogen, Inc. *                                                                          1,447         82,985
Chiron Corp. * (a)                                                                      1,830         80,227
Immunex Corp. *                                                                         5,327        147,611
MedImmune, Inc. * (a)                                                                   2,094         97,057
                                                                                                ------------
                                                                                                   1,066,975
BROADCASTING - 1.09%
Clear Channel Communications, Inc. *                                                    5,848        297,722
Univision Communications, Inc., Class  A * (a)                                          2,078         84,076
Viacom, Inc., Class B *                                                                17,340        765,561
                                                                                                ------------
                                                                                                   1,147,359
BUSINESS SERVICES - 2.87%
AMR Corp. *                                                                             1,559         34,563
Automatic Data Processing,  Inc.                                                        6,031        355,226
Cendant Corp. (a)                                                                       9,602        188,295
Computer Sciences Corp. *                                                               1,682         82,384
Convergys Corp. *                                                                       1,703         63,845
Deluxe Corp. *                                                                            654         27,193
Electronic Data Systems Corp.                                                           4,637        317,866
First Data Corp.                                                                        3,732        292,775
Fiserv, Inc.                                                                            1,832         77,530
Fluor Corp. *                                                                             787         29,434
H & R Block, Inc.                                                                       1,786         79,834
ITT Industries, Inc. *                                                                    857         43,279
NCR Corp.                                                                                 938         34,575
Paychex, Inc. *                                                                         3,668        127,830
R.R. Donnelley & Sons Company                                                           1,123         33,342
Robert Half International,   Inc. *                                                     1,720         45,924
Sapient Corp. *                                                                         1,146          8,847
Tyco International, Ltd. *                                                             19,514      1,149,375
Unisys Corp. *                                                                          3,053         38,285
                                                                                                ------------
                                                                                                   3,030,402
CABLE AND TELEVISION - 0.32%
Comcast Corp., Class A *                                                                9,241        332,676
                                                                                                ------------

CHEMICALS - 1.19%
Air Products & Chemicals, Inc.,                                                         2,205        103,436
Dow Chemical Company                                                                    8,823        298,041
E.I. Du Pont De Nemours & Company                                                      10,028        426,290
Eastman Chemical Company *                                                                750         29,265
Engelhard Corp.                                                                         1,255         34,738
FMC Corp.                                                                                 298         17,731
Great Lakes Chemical Corp.                                                                488         11,849
Hercules, Inc. * (a)                                                                    1,058         10,580
PPG Industries, Inc. *                                                                  1,651         85,390
Praxair, Inc. *                                                                         1,576         87,074
Rohm & Haas Company                                                                     2,176         75,355
Sigma-Aldrich Corp. *                                                                     721         28,415
Waters Corp.                                                                            1,267         49,122
                                                                                                ------------
                                                                                                   1,257,286
CELLULAR COMMUNICATIONS - 0.30%
Nextel Communications, Inc., Class  A (a)                                               7,804         85,532
Sprint Corp. (PCS Group), Series 1  * (a)                                               9,641        235,337
                                                                                                ------------
                                                                                                     320,869
COMPUTERS & BUSINESS EQUIPMENT - 5.48%
Apple Computer, Inc. *                                                                  3,438         75,292
Cisco Systems, Inc. *                                                                  71,744      1,299,284
Compaq Computer Corp. *                                                                16,592        161,938
Dell Computer Corp. *                                                                  25,510        693,362
EMC Corp.                                                                              21,707        291,742

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                       SHARES      VALUE
                                                                                       ------      -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Gateway, Inc.                                                                           3,142   $     25,262
Hewlett-Packard Company                                                                18,978        389,808
IBM Corp. *                                                                            16,850      2,038,176
Lexmark International Group, Inc.,Class A                                               1,274         75,166
Maxim Integrated Products, Inc.                                                         3,160        165,931
Palm, Inc.                                                                              5,508         21,371
Pitney Bowes, Inc.                                                                      2,393         90,001
Sun Microsystems, Inc.                                                                 31,706        389,984
Xerox Corp. * (a)                                                                       7,049         73,450
                                                                                                ------------
                                                                                                   5,790,767
CONSTRUCTION MATERIALS - 0.19%
Masco Corp.                                                                             4,456        109,172
Sherwin-Williams Company *                                                              1,516         41,690
Vulcan Materials Company                                                                  973         46,646
                                                                                                ------------
                                                                                                     197,508
CONSTRUCTION & MINING EQUIPMENT - 0.20%
Caterpillar, Inc. *                                                                     3,343        174,672
The Stanley Works *                                                                       835         38,886
                                                                                                ------------
                                                                                                     213,558
CONTAINERS & GLASS - 0.13%
Ball Corp. *                                                                              256         18,099
Bemis, Inc.                                                                               519         25,524
Pactiv Corp. *                                                                          1,519         26,962
Sealed Air Corp. * (a)                                                                    807         32,942
Temple-Inland, Inc. *                                                                     498         28,252
                                                                                                ------------
                                                                                                     131,779
COSMETICS & TOILETRIES - 2.01%
Alberto Culver Company, Class B (a)                                                       533         23,846
Avon Products, Inc.                                                                     2,315        107,648
Colgate-Palmolive Company *                                                             5,395        311,561
Gillette Company                                                                       10,323        344,788
International Flavors & Fragrances, Inc.                                                  952         28,284
Kimberly-Clark Corp. *                                                                  5,135        307,073
Procter & Gamble Company *                                                             12,671      1,002,656
                                                                                                ------------
                                                                                                   2,125,856
CRUDE PETROLEUM & NATURAL GAS - 0.23%
Burlington Resources, Inc. *                                                            1,964         73,729
EOG Resources, Inc. * (a)                                                               1,130         44,194
Occidental Petroleum Corp.                                                              3,691         97,922
Sunoco, Inc. *                                                                            773         28,864
                                                                                                ------------
                                                                                                     244,709
DOMESTIC OIL - 0.78%
Amerada Hess Corp.                                                                        856         53,500
Anadarko Petroleum Corp.                                                                2,433        138,316
Ashland, Inc. *                                                                           665         30,643
Conoco, Inc. *                                                                          6,115        173,054
Devon Energy Corp. * (a)                                                                1,244         48,081
Freeport McMoran Copper & Gold, Inc., Class B * (a)                                     1,369         18,331
Kerr-McGee Corp. *                                                                        980         53,704
Phillips Petroleum Company *                                                            3,715        223,866
Unocal Corp. *                                                                          2,370         85,486
                                                                                                ------------
                                                                                                     824,981
DRUGS & HEALTH CARE - 4.20%
Abbott Laboratories,                                                                   15,183        846,452
Aetna United States Healthcare, Inc.                                                    1,431         47,209
Allergan, Inc.                                                                          1,277         95,839
American Home Products Corp. *                                                          12,922        792,894
AmerisourceBergen Corp. (a)                                                             1,006         63,931
Bausch & Lomb, Inc.                                                                       504         18,981
Becton Dickinson & Company *                                                            2,530         83,869
Boston Scientific Corp.                                                                 3,948   $     95,226
Bristol-Myers Squibb Company *                                                         18,921        964,971
C.R. Bard, Inc. *                                                                         502         32,379
Cardinal Health, Inc.                                                                   4,410        285,151
Genzyme Corp. *                                                                         2,075        124,209
Guidant Corp. *                                                                         2,981        148,454
Humana, Inc.                                                                            1,606         18,935
IMS Health, Inc.                                                                        2,841         55,428
Manor Care, Inc. *                                                                        999         23,686
Medtronic, Inc.                                                                        11,841        606,378
Quintiles Transnational Corp. * (a)                                                     1,210         19,420
Stryker Corp. *                                                                         1,925        112,362
                                                                                                ------------
                                                                                                   4,435,774
ELECTRICAL EQUIPMENT - 4.22%
American Power Conversion  Corp. *                                                      1,897         27,431
Cooper Industries, Inc.                                                                   911         31,812
Emerson Electric Company                                                                4,192        239,363
General Electric Company *                                                             97,092      3,891,447
Johnson Controls, Inc.                                                                    865         69,849
Millipore Corp.                                                                           452         27,437
Molex, Inc. * (a)                                                                       1,913         59,207
Power-One, Inc. *                                                                         718          7,474
Symbol Technologies, Inc. *                                                             2,175         34,539
Tektronix, Inc.                                                                           938         24,182
W.W. Grainger, Inc. *                                                                     931         44,688
                                                                                                ------------
                                                                                                   4,457,429
ELECTRIC UTILITIES - 2.08%
Allegheny Energy, Inc. *                                                                1,214         43,971
Ameren Corp. *                                                                          1,338         56,597
American Electric Power, Inc. *                                                         3,155        137,337
Cinergy Corp. (a)                                                                       1,533         51,248
CMS Energy Corp. * (a)                                                                  1,306         31,383
Consolidated Edison, Inc. *                                                             2,073         83,666
Constellation Energy Group, Inc. *                                                      1,619         42,984
Dominion Resources, Inc.                                                                2,581        155,118
DTE Energy Company *                                                                    1,604         67,272
Duke Energy Company *                                                                   7,599        298,337
Edison International * (a)                                                              3,180         48,018
Exelon Corp. *                                                                          3,159        151,253
FirstEnergy Corp. *                                                                     2,929        102,456
FPL Group, Inc. *                                                                       1,735         97,854
Niagara Mohawk Holdings, Inc. *                                                         1,568         27,801
PG&E Corp.                                                                              3,764         72,419
Pinnacle West Capital Corp.                                                               830         34,736
PPL Corp. *                                                                             1,412         49,208
Progress Energy, Inc. *                                                                 2,153         96,950
Public Service Enterprise Group, Inc. *                                                 2,037         85,941
Reliant Energy, Inc. * (a)                                                              2,892         76,696
Southern Company *                                                                      6,765        171,493
TECO Energy, Inc. *                                                                     1,342         35,214
The AES Corp. *                                                                         5,157         84,317
Xcel Energy, Inc. * (a)                                                                 3,398         94,261
                                                                                                ------------
                                                                                                   2,196,530
ELECTRONICS - 0.75%
Agilent Technologies, Inc. *                                                            4,505        128,437
Analog Devices, Inc. *                                                                  3,539        157,096
Jabil Circuit, Inc. *                                                                   1,889         42,918
Linear Technology Corp.                                                                 3,097        120,907
Mirant Corp. *                                                                          3,930         62,959
PerkinElmer, Inc.                                                                       1,206         42,234
Rockwell International Corp. *                                                          1,848         33,005
Sanmina-SCI Corp.                                                                       5,094        101,371

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                                       SHARES       VALUE
                                                                                       ------       -----
ELECTRONICS - CONTINUED
Solectron Corp. *                                                                       8,025   $     90,522
Thomas & Betts Corp. *                                                                    572         12,098
                                                                                                ------------
                                                                                                     791,547
ENERGY - 0.24%
Calpine Corp. * (a)                                                                     3,032         50,907
Entergy Corp.                                                                           2,144         83,852
TXU Corp.                                                                               2,599        122,543
                                                                                                ------------
                                                                                                     257,302
FINANCIAL SERVICES - 9.04%
Ambac Financial Group, Inc.                                                             1,033         59,769
American Express Company *                                                             13,054        465,897
Bank of America Corp.                                                                  15,386        968,549
Bear Stearns Companies, Inc.                                                              924         54,183
Capital One Financial Corp.                                                             2,101        113,349
Charter One Financial, Inc. *                                                           2,201         59,757
Citigroup, Inc.                                                                        50,318      2,540,053
Concord EFS, Inc. *                                                                     4,930        161,605
Countrywide Credit Industries, Inc. *                                                   1,197         49,041
Equifax, Inc. *                                                                         1,378         33,279
Federal Home Loan Mortgage Corp. *                                                      6,799        444,655
Federal National Mortgage  Association *                                                9,771        776,795
Franklin Resources, Inc. *                                                              2,557         90,185
Household International, Inc.                                                           4,477        259,397
J.P. Morgan Chase & Company                                                            19,291        701,228
John Hancock Financial Services, Inc.                                                   2,910        120,183
Lehman Brothers Holdings, Inc. *                                                        2,334        155,911
MBIA, Inc.                                                                              1,468         78,729
MBNA Corp.                                                                              8,322        292,934
Mellon Financial Corp.                                                                  4,570        171,923
Merrill Lynch & Company, Inc.                                                           8,280        431,554
Moodys Corp.                                                                            1,529         60,946
Morgan Stanley Dean Witter & Company                                                   10,730        600,236
Providian Financial Corp.                                                               2,808          9,968
Regions Financial Corp.                                                                 2,230         66,766
Stilwell Financial, Inc.                                                                2,138         58,196
Synovus Financial Corp. *                                                               2,850         71,393
T. Rowe Price Group, Inc.                                                               1,187         41,225
The Charles Schwab Corp. *                                                             13,369        206,819
USA Education, Inc.                                                                     1,535        128,971
Washington Mutual, Inc. *                                                               8,571        280,272
                                                                                                ------------
                                                                                                   9,553,768
FOOD & BEVERAGES - 3.60%
Archer-Daniels-Midland Company *                                                        6,478         92,959
Campbell Soup Company *                                                                 4,009        119,749
Coca-Cola Enterprises, Inc.(a)                                                          4,352         82,427
ConAgra, Inc. *                                                                         5,211        123,865
General Mills, Inc. *                                                                   3,564        185,364
H.J. Heinz Company                                                                      3,432        141,124
Hershey Foods Corp.                                                                     1,327         89,838
Kellogg Company *                                                                       3,955        119,045
Pepsi Bottling Group, Inc.                                                              2,781         65,353
PepsiCo, Inc.                                                                          17,111        833,135
Sara Lee Corp. *                                                                        7,664        170,371
SUPERVALU, Inc.                                                                         1,303         28,822
SYSCO Corp. *                                                                           6,519        170,928
The Coca-Cola Company *                                                                24,319      1,146,641
Unilever NV *                                                                           5,598        322,501
William Wrigley Jr. Company *                                                           2,205        113,271
                                                                                                ------------
                                                                                                  3,805,393
FOREST PRODUCTS - 0.01%
Louisiana Pacific Corp. *                                                               1,033          8,719

FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc. *                                                                 1,919   $     44,137
                                                                                                ------------
GAS & PIPELINE UTILITIES - 0.63%
Dynegy, Inc., Class A *                                                                 3,161         80,606
El Paso Corp. *                                                                         5,004        223,229
Keyspan Corp.                                                                           1,368         47,401
Kinder Morgan, Inc. *                                                                   1,096         61,036
NICOR, Inc. *                                                                             435         18,113
NiSource, Inc. *                                                                        2,017         46,512
Peoples Energy Corp. (a)                                                                  337         12,782
Sempra Energy                                                                           2,041         50,107
Williams Companies, Inc. *                                                              5,043        128,697
                                                                                                ------------
                                                                                                     668,483
GOLD - 0.11%
Barrick Gold Corp.                                                                      5,289         84,360
Placer Dome, Inc.                                                                       3,187         34,770
                                                                                                ------------
                                                                                                     119,130
HEALTHCARE PRODUCTS - 1.87%
Biomet, Inc. *                                                                          2,617         80,865
Johnson & Johnson                                                                      30,000      1,773,000
St. Jude Medical, Inc.                                                                    852         66,158
Zimmer Holdings, Inc. *                                                                 1,913         58,423
                                                                                                ------------
                                                                                                   1,978,446
HEALTHCARE SERVICES - 0.61%
HCA-The Healthcare Company *                                                            5,034        194,010
HEALTHSOUTH Corp. *                                                                     3,907         57,902
McKesson, Inc.                                                                          2,825        105,655
Unitedhealth Group, Inc. *                                                              3,048        215,707
Wellpoint Health Networks, Inc., Class A * (a)                                            629         73,499
                                                                                                ------------
                                                                                                     646,773
HOLDINGS COMPANIES/CONGLOMERATES - 0.10%
Loews Corp. *                                                                           1,876        103,893
                                                                                                ------------
HOMEBUILDERS - 0.06%
Centex Corp.                                                                              585         33,398
Pulte Corp. *                                                                             581         25,953
                                                                                                ------------
                                                                                                      59,351
HOTELS & RESTAURANTS - 0.74%
Darden Restaurants, Inc.                                                                1,147         40,604
Harrah's Entertainment, Inc.                                                            1,081         40,008
Hilton Hotels Corp. *                                                                   3,629         39,629
Marriott International, Inc., Class A                                                   2,355         95,731
McDonalds Corp.                                                                        12,580        332,992
Starbucks Corp. *                                                                       3,733         71,113
Starwood Hotels & Resorts Worldwide, Inc. SBI, Class B *                                1,914         57,133
Tricon Global Restaurants, Inc. *                                                       1,410         69,372
Wendy's International, Inc. *                                                           1,034         30,162
                                                                                                ------------
                                                                                                     776,744
HOUSEHOLD APPLIANCES - 0.11%
Black & Decker Corp. *                                                                    760         28,675
KB HOME                                                                                   499         20,010
Maytag Corp. *                                                                            761         23,614
Whirlpool Corp.                                                                           659         48,324
                                                                                                ------------
                                                                                                     120,623
HOUSEHOLD PRODUCTS - 0.24%
Fortune Brands, Inc. *                                                                  1,454         57,564
Newell Rubbermaid, Inc.                                                                 2,578         71,075

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
HOUSEHOLD PRODUCTS - CONTINUED
Snap-On, Inc. *                                             595       $   20,028
The Clorox Company *                                      2,289           90,530
Tupperware Corp.                                            593           11,415
                                                                      ----------
                                                                         250,612
INDUSTRIAL MACHINERY - 0.37%
Crane Company                                               583           14,948
Cummins Engine, Inc. * (a)                                  390           15,031
Deere & Company *                                         2,299          100,374
Dover Corp.                                               1,978           73,324
Ingersoll-Rand Company *                                  1,644           68,736
Pall Corp. *                                              1,215           29,233
Parker-Hannifin Corp.                                     1,147           52,659
Thermo Electron Corp. *                                   1,700           40,562
                                                                      ----------
                                                                         394,867
INSURANCE - 3.93%
AFLAC, Inc.                                               5,099          125,231
American International Group, Inc.                       25,551        2,028,749
Aon Corp.                                                 2,633           93,524
Chubb Corp. *                                             1,660          114,540
CIGNA Corp.                                               1,412          130,822
Cincinnati Financial Corp. *                              1,571           59,934
Conseco, Inc. (a)                                         3,587           15,998
Hartford Financial Services
  Group, Inc.                                             2,397          150,604
Jefferson-Pilot Corp.                                     1,472           68,109
Lincoln National Corp. *                                  1,850           89,855
Marsh & McLennan Companies, Inc.                          2,686          288,611
Metlife, Inc. *                                           7,085          224,453
MGIC Investment Corp. *                                   1,037           64,004
Progressive Corp. *                                         715          106,750
SAFECO Corp. *                                            1,256           39,124
St. Paul Companies, Inc. *                                2,028           89,171
The Allstate Corp.                                        6,972          234,956
Torchmark, Inc. *                                         1,238           48,691
UNUMProvident Corp. *                                     2,348           62,245
XL Capital, Ltd., Class A *                               1,298          118,585
                                                                      ----------
                                                                       4,153,956
INTERNATIONAL OIL - 1.05%
Royal Dutch Petroleum Company-NY
  Shares *                                               20,772        1,018,243
USX-Marathon Oil Corp. *                                  3,054           91,620
                                                                      ----------
                                                                       1,109,863
INTERNET CONTENT - 0.09%
Yahoo!, Inc.                                              5,573           98,865
                                                                      ----------

INTERNET SERVICE PROVIDER - 0.07%
Network Appliance, Inc. *                                 3,240           70,859
                                                                      ----------

LEISURE TIME - 1.54%
AOL Time Warner, Inc. *                                  43,297        1,389,834
Brunswick Corp. * (a)                                       879           19,127
Carnival Corp., Class A                                   5,732          160,955
International Game Technology (a)                           871           59,489
                                                                      ----------
                                                                       1,629,405
LIQUOR - 0.43%
Adolph Coors Company, Class B                               361           19,277
Anheuser-Busch Companies, Inc.                            8,644          390,795
Brown Forman Corp., Class B                                 669           41,880
                                                                      ----------
                                                                         451,952
MANUFACTURING - 0.62%
Illinois Tool Works, Inc. *                               2,992          202,618
Minnesota Mining & Manufacturing
  Company *                                               3,835          453,336
                                                                      ----------
                                                                         655,954
MEDICAL-HOSPITALS - 0.22%
Health Management Association, Inc.,
  Class A *                                               2,395           44,068
Tenet Healthcare Corp. *                                  3,182          186,847
                                                                      ----------
                                                                         230,915
METAL & METAL PRODUCTS - 0.03%
Inco, Ltd. * (a)                                          1,755           29,730
                                                                      ----------

MINING - 0.06%
Newmont Mining Corp. (a)                                  1,913           36,557
Phelps Dodge Corp.                                          779           25,240
                                                                      ----------
                                                                          61,797
NEWSPAPERS - 0.09%
Dow Jones & Company, Inc. *                                 840           45,973
Knight-Ridder, Inc. (a)                                     823           53,438
                                                                      ----------
                                                                          99,411
OFFICE FURNISHINGS & SUPPLIES - 0.19%
Avery Dennison Corp.                                      1,078           60,939
Office Depot, Inc. *                                      3,041           56,380
Staples, Inc. *                                           4,521           84,543
                                                                      ----------
                                                                         201,862
PAPER - 0.47%
Boise Cascade Corp.                                         563           19,147
Georgia-Pacific Corp. *                                   2,251           62,150
International Paper Company                               4,694          189,403
Mead Corp.                                                  974           30,087
Westvaco Corp. *                                            997           28,365
Weyerhaeuser Company *                                    2,119          114,595
Willamette Industries, Inc. * (a)                         1,081           56,342
                                                                      ----------
                                                                         500,089
PETROLEUM SERVICES - 4.10%
Apache Corp.                                              1,351           67,378
Baker Hughes, Inc.                                        3,287          119,877
ChevronTexaco Corp.                                      10,425          934,184
Exxon Mobil Corp.                                        66,903        2,629,288
Halliburton Company                                       4,196           54,968
McDermott International, Inc.                               579            7,104
Nabors Industries, Inc. *                                 1,361           46,723
Noble Drilling Corp. *                                    1,298           44,184
Rowan Companies, Inc. *                                     925           17,917
Schlumberger, Ltd. *                                      5,630          309,368
Transocean Sedco Forex, Inc. *                            3,118          105,451
                                                                      ----------
                                                                       4,336,442
PHARMACEUTICALS - 5.92%
Baxter International, Inc. *                              5,774          309,660
Eli Lilly & Company *                                    10,994          863,469
Forest Laboratories, Inc. *                               1,741          142,675
King Pharmaceuticals, Inc.                                2,404          101,280
Merck & Company, Inc.                                    22,245        1,308,006
Pfizer, Inc.                                             61,488        2,450,297
Pharmacia Corp. *                                        12,609          537,774
Schering-Plough Corp.                                    14,316          512,656
Watson Pharmaceuticals, Inc. *                            1,063           33,367
                                                                      ----------
                                                                       6,259,184
PHOTOGRAPHY - 0.08%
Eastman Kodak Company *                                   2,864           84,288
                                                                      ----------

PUBLISHING - 0.46%
American Greetings Corp., Class A * (a)                     654            9,012


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES       VALUE
                                                           ------       -----
PUBLISHING - CONTINUED
Gannett, Inc. *                                             2,596     $  174,529
McGraw-Hill Companies, Inc.                                 1,875        114,338
Meredith Corp. (a)                                            499         17,789
New York Times Company, Class A                             1,485         64,226
Tribune Company *                                           2,914        109,071
                                                                      ----------
                                                                         488,965
RAILROADS & EQUIPMENT - 0.37%
Burlington Northern Santa Fe
  Corp. *                                                   3,785        107,986
CSX Corp. *                                                 2,088         73,184
Norfolk Southern Corp. *                                    3,741         68,573
Union Pacific Corp. *                                       2,437        138,909
                                                                      ----------
                                                                         388,652
REAL ESTATE - 0.19%
Equity Office Properties Trust *                            4,035        121,373
Equity Residential Properties
  Trust SBI *                                               2,667         76,569
                                                                      ----------
                                                                         197,942
RETAIL GROCERY - 0.49%
Albertsons, Inc. *                                          3,978        125,267
Kroger Company                                              7,864        164,122
Safeway, Inc.                                               4,910        204,992
Winn-Dixie Stores, Inc. (a)                                 1,363         19,423
                                                                      ----------
                                                                         513,804
RETAIL TRADE - 6.22%
Bed Bath & Beyond, Inc.                                     2,839         96,242
Best Buy Company, Inc. *                                    2,064        153,727
Big Lots, Inc.                                              1,126         11,710
Circuit City Stores, Inc.                                   2,039         52,912
Costco Wholesale Corp. *                                    4,409        195,672
CVS Corp.                                                   3,851        113,990
Dillards, Inc., Class A *                                     829         13,264
Dollar General Corp. *                                      3,204         47,740
Family Dollar Stores, Inc. *                                1,695         50,816
Federated Department Stores,
  Inc.                                                      1,897         77,587
Home Depot, Inc.                                           22,921      1,169,200
J. C. Penney, Inc.                                          2,611         70,236
Kmart Corp. (a)                                             4,886         26,678
Kohls Corp. *                                               3,279        230,973
Lowe's Companies, Inc.                                      7,576        351,602
May Department Stores, Inc. *                               2,934        108,499
Nordstrom, Inc. *                                           1,262         25,530
Radioshack Corp. *                                          1,753         52,765
Sears Roebuck & Company *                                   3,139        149,542
Target Corp. *                                              8,836        362,718
The Gap, Inc. *                                             8,352        116,427
The Limited, Inc. *                                         4,156         61,176
Tiffany & Company *                                         1,409         44,341
TJX Companies, Inc.                                         2,649        105,589
Toys R Us, Inc.                                             1,902         39,448
Wal-Mart Stores, Inc.                                      43,598      2,509,065
Walgreen Company *                                          9,979        335,893
                                                                      ----------
                                                                       6,573,342
SANITARY SERVICES - 0.26%
Allied Waste Industries, Inc.                               1,968         27,670
Ecolab, Inc. *                                              1,233         49,628
Waste Management, Inc. *                                    6,168        196,821
                                                                      ----------
                                                                         274,119
SEMICONDUCTORS - 3.94%
Advanced Micro Devices, Inc. *                              3,346         53,068
Alltel Corp.                                                3,037        187,474
Altera Corp. *                                              3,769         79,978
Applied Materials, Inc. *                                   8,007        321,081
Applied Micro Circuits Corp. *                              2,870         32,488
Broadcom Corp., Class A * (a)                               2,542        103,892
Conexant Systems, Inc. *                                    2,494         35,814
Intel Corp. *                                              65,648      2,064,630
KLA-Tencor Corp. *                                          1,804         89,406
LSI Logic Corp.                                             3,589         56,634
Micron Technology, Inc. *                                   5,846        181,226
National Semiconductor Corp. *                              1,717         52,866
Novellus Systems, Inc. * (a)                                1,393         54,954
NVIDIA Corp. * (a)                                          1,416         94,730
PMC-Sierra, Inc. (a)                                        1,615         34,335
QLogic Corp.                                                  909         40,460
Teradyne, Inc. *                                            1,770         53,348
Texas Instruments, Inc. *                                  16,943        474,404
Vitesse Semiconductor Corp. *                               1,937         24,077
Xilinx, Inc.                                                3,267        127,576
                                                                      ----------
                                                                       4,162,441
SOFTWARE - 4.95%
Adobe Systems, Inc. *                                       2,329         72,315
Autodesk, Inc. *                                              544         20,275
BMC Software, Inc. *                                        2,379         38,944
Citrix Systems, Inc. * (a)                                  1,811         41,037
Computer Associates International,
  Inc. *                                                    5,636        194,386
Compuware Corp. *                                           3,634         42,845
Intuit, Inc. *                                              2,076         88,811
Mercury Interactive Corp. *                                   830         28,203
Microsoft Corp.                                            52,678      3,489,918
Novell, Inc. *                                              3,552         16,304
Oracle Corp. *                                             54,398        751,236
Parametric Technology Corp.                                 2,685         20,970
PeopleSoft, Inc.                                            2,963        119,113
Siebel Systems, Inc. *                                      4,522        126,526
VERITAS Software Corp. *                                    3,921        175,778
                                                                      ----------
                                                                       5,226,661
STEEL - 0.08%
Allegheny Technologies, Inc. *                                779         13,048
Nucor Corp. *                                                 765         40,515
USX-United States Steel Group                                 825         14,941
Worthington Industries, Inc. *                                867         12,311
                                                                      ----------
                                                                          80,815
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.53%
ADC Telecommunications, Inc. *                              7,527         34,624
Andrew Corp. *                                                792         17,337
Avaya, Inc. * (a)                                           2,816         34,214
CIENA Corp. *                                               3,234         46,279
Comverse Technology, Inc. *                                 1,813         40,557
Corning, Inc. (a)                                           9,248         82,492
JDS Uniphase Corp. *                                       12,982        112,684
Lucent Technologies, Inc.                                  33,340        209,709
Motorola, Inc.                                             21,821        327,751
Nortel Networks Corp.                                      31,297        234,728
QUALCOMM, Inc. *                                            7,477        377,588
Scientific-Atlanta, Inc.                                    1,548         37,059
Tellabs, Inc. *                                             4,072         60,917
                                                                      ----------
                                                                       1,615,939
TELEPHONE - 4.84%
AT&T Corp. *                                               34,603        627,698
AT&T Wireless Services, Inc. *                             24,750        355,657
BellSouth Corp.                                            18,355        700,243
CenturyTel, Inc. *                                          1,371         44,969
Citizens Communications Company (a)                         2,807         29,923
Qwest Communications International,
  Inc. *                                                   16,325        230,672
SBC Communications, Inc.                                   32,874      1,287,675


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
TELEPHONE - CONTINUED
Sprint Corp. (FON Group)                                  8,700     $    174,696
Verizon Communications, Inc. *                           26,546        1,259,873
WorldCom, Inc.-WorldCom Group                            28,847          406,166
                                                                    ------------
                                                                       5,117,572
TIRES & RUBBER - 0.05%
Cooper Tire & Rubber Company *                              681           10,869
Goodyear Tire &  Rubber Company *                         1,597           38,024
                                                                    ------------
                                                                          48,893
TOBACCO - 0.97%
Philip Morris Companies, Inc.                            21,197          971,882
UST, Inc. *                                               1,597           55,895
                                                                    ------------
                                                                       1,027,777
TOYS, AMUSEMENTS & SPORTING GOODS - 0.23%
Hasbro, Inc. *                                            1,633           26,504
Mattel, Inc. *                                            4,227           72,704
NIKE, Inc., Class B *                                     2,613          146,955
                                                                    ------------
                                                                         246,163
TRANSPORTATION - 0.15%
Harley Davidson, Inc. *                                   2,960          160,758
                                                                    ------------

TRAVEL SERVICES - 0.05%
Sabre Holdings, Inc. *                                    1,327           56,198
                                                                    ------------

TRUCKING & FREIGHT - 0.18%
Fedex Corp.                                               2,919          151,438
Navistar International Corp. *                              579           22,870
Ryder Systems, Inc.                                         558           12,360
                                                                    ------------
                                                                         186,668
TOTAL COMMON STOCK
(Cost: $107,630,766)                                                $102,384,857
                                                                    ------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                     ------            -----
SHORT TERM INVESTMENTS - 2.61%
Navigator Securities Lending
  Trust, 2.25%                                    $  2,712,585      $  2,712,585
United States Treasury Bills
    zero coupon due 03/28/2002                          40,000            39,839
                                                                    ------------
                                                                    $  2,752,424
REPURCHASE AGREEMENTS - 0.49%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.53%, to be
  repurchased at $522,044.37
  on 1/2/2002, collaterized
  by $500,000 U.S. Treasury
  Bond 6.25% due 8/15/2023
  (valued at $536,250
  including interest)                             $    522,000      $    522,000
                                                                    ------------

TOTAL INVESTMENTS (EQUITY INDEX TRUST)
(Cost: $110,905,190)                                                $105,659,281
                                                                    ============


TACTICAL ALLOCATION TRUST

                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCK - 98.66%
ADVERTISING - 0.31%
Interpublic Group Companies,
  Inc. *                                                2,700         $   79,758
Omnicom Group, Inc.                                     1,300            116,155
TMP Worldwide, Inc. *                                     800             34,320
                                                                      ----------
                                                                         230,233
AEROSPACE - 1.54%
B.F. Goodrich Company *                                   800             21,296
Boeing Company *                                        5,900            228,802
General Dynamics Corp. *                                1,400            111,496
Honeywell International, Inc.                           5,700            192,774
Lockheed Martin Corp.                                   3,100            144,677
Northrop Grumman Corp.                                    800             80,648
Raytheon Company * (a)                                  2,800             90,916
Rockwell Collins, Inc. *                                1,300             25,350
Textron, Inc. *                                         1,000             41,460
United Technologies Corp. *                             3,300            213,279
                                                                      ----------
                                                                       1,150,698
AIR TRAVEL - 0.17%
Delta Air Lines, Inc. *                                   900             26,334
Southwest Airlines Company *                            5,300             97,944
                                                                      ----------
                                                                         124,278
ALUMINUM - 0.40%
Alcan Aluminum, Ltd. *                                  2,400             86,232
Alcoa, Inc.                                             6,000            213,300
                                                                      ----------
                                                                         299,532
AMUSEMENT & THEME PARKS - 0.40%
The Walt Disney Company *                              14,400            298,368
                                                                      ----------

APPAREL & TEXTILES - 0.19%
Cintas Corp. *                                          1,200             57,600
Jones Apparel Group, Inc.                                 900             29,853
Liz Claiborne, Inc. *                                     400             19,900
V.F. Corp. *                                              800             31,208
                                                                      ----------
                                                                         138,561
AUTO PARTS - 0.44%
AutoZone, Inc. *                                          800             57,440
Dana Corp. * (a)                                        1,200             16,656
Danaher Corp.                                           1,000             60,310
Delphi Automotive Systems
  Corp. *                                               4,100             56,006
Eaton Corp.                                               500             37,205
Genuine Parts Company *                                 1,300             47,710
TRW, Inc. *                                               900             33,336
Visteon Corp. *                                         1,100             16,544
                                                                      ----------
                                                                         325,207
AUTOMOBILES - 0.58%
Ford Motor Company *                                   12,800            201,216
General Motors Corp. *                                  3,900            189,540
PACCAR, Inc. *                                            600             39,372
                                                                      ----------
                                                                         430,128
BANKING - 4.40%
AmSouth BanCorp                                         2,700             51,030
Bank of New York, Inc.                                  5,200            212,160
Bank One Corp.                                          8,200            320,210
BB&T Corp.                                              3,200            115,552
Comerica, Inc. *                                        1,300             74,490
Fifth Third BanCorp *                                   4,000            245,320
FleetBoston Financial Corp.                             7,300            266,450
Golden West Financial Corp. *                           1,100             64,735
Huntington Bancshares, Inc.                             1,900             32,661
KeyCorp                                                 3,100             75,454
National City Corp.                                     4,300            125,732
Northern Trust Corp.                                    1,600             96,352
PNC Bank Corp. *                                        2,000            112,400
Southtrust Corp. *                                      2,400             59,208
State Street Corp. *                                    2,300            120,175
SunTrust Banks, Inc. *                                  2,000            125,400
Union Planters Corp. *                                  1,000             45,130


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES       VALUE
                                                           ------       -----
BANKING - CONTINUED
US  Bancorp *                                              13,700     $  286,741
Wachovia Corp. *                                            9,500        297,920
Wells Fargo & Company                                      11,900        517,055
Zions BanCorp *                                               700         36,806
                                                                      ----------
                                                                       3,280,981
BIOTECHNOLOGY - 1.03%
Amgen, Inc. *                                               7,400        417,656
Applera Corp.-Applied Biosystems Group *                    1,500         58,905
Biogen, Inc. *                                              1,000         57,350
Chiron Corp. *                                              1,300         56,992
Immunex Corp. *                                             3,800        105,298
MedImmune, Inc. *                                           1,500         69,525
                                                                      ----------
                                                                         765,726
BROADCASTING - 1.11%
Clear Channel Communications, Inc. *                        4,200        213,822
Univision Communications, Inc., Class A * (a)               1,500         60,690
Viacom, Inc., Class B *                                    12,500        551,875
                                                                      ----------
                                                                         826,387
BUSINESS SERVICES - 2.89%
AMR Corp. *                                                 1,200         26,604
Automatic Data Processing, Inc                              4,300        253,270
Cendant Corp.                                               6,900        135,309
Computer Sciences Corp. *                                   1,200         58,776
Convergys Corp. *                                           1,200         44,988
Electronic Data Systems Corp.                               3,300        226,215
First Data Corp.                                            2,700        211,815
Fiserv, Inc.                                                1,300         55,016
Fluor Corp. *                                                 600         22,440
H & R Block, Inc.                                           1,300         58,110
ITT Industries, Inc. *                                        600         30,300
NCR Corp.                                                     700         25,802
Paychex, Inc. *                                             2,600         90,610
R.R. Donnelley & Sons Company                               1,000         29,690
Robert Half International, Inc. *                           1,300         34,710
Tyco International, Ltd. *                                 14,000        824,600
Unisys Corp. *                                              2,300         28,842
                                                                      ----------
                                                                       2,157,097
CABLE AND TELEVISION - 0.32%
Comcast Corp., Class A *                                    6,700        241,200
                                                                      ----------

CHEMICALS - 1.15%
Air Products & Chemicals, Inc.,                             1,600         75,056
Dow Chemical Company                                        6,400        216,192
E.I. Du Pont De Nemours & Company                           7,200        306,072
Eastman Chemical Company *                                    600         23,412
Engelhard Corp.                                             1,000         27,680
PPG Industries, Inc. *                                      1,200         62,064
Praxair, Inc. *                                             1,200         66,300
Rohm & Haas Company                                         1,600         55,408
Sigma-Aldrich Corp. *                                         600         23,646
                                                                      ----------
                                                                         855,830
CELLULAR COMMUNICATIONS - 0.31%
Nextel Communications, Inc.,
  Class A                                                   5,700         62,472
Sprint Corp. (PCS Group), Series 1 * (a)                    6,900        168,429
                                                                      ----------
                                                                         230,901
COMPUTERS & BUSINESS EQUIPMENT - 5.59%
Apple Computer, Inc. *                                      2,500         54,750
Cisco Systems, Inc. *                                      51,600        934,476
Compaq Computer Corp. *                                    12,000        117,120
Dell Computer Corp. *                                      18,400        500,112
EMC Corp.                                                  15,600        209,664
Gateway, Inc.                                               2,400         19,296
Hewlett-Packard Company                                    13,700        281,398
IBM Corp. *                                                12,100      1,463,616
Lexmark International Group, Inc.,
  Class A                                                     900         53,100
Maxim Integrated Products, Inc.                             2,300        120,773
Palm, Inc.                                                  4,300         16,684
Pitney Bowes, Inc.                                          1,700         63,937
Sun Microsystems, Inc.                                     22,800        280,440
Xerox Corp. *                                               5,100         53,142
                                                                      ----------
                                                                       4,168,508
CONSTRUCTION MATERIALS - 0.20%
Masco Corp.                                                 3,300         80,850
Sherwin-Williams Company *                                  1,200         33,000
Vulcan Materials Company                                      800         38,352
                                                                      ----------
                                                                         152,202
CONSTRUCTION & MINING EQUIPMENT - 0.21%
Caterpillar, Inc. *                                         2,400        125,400
The Stanley Works *                                           700         32,599
                                                                      ----------
                                                                         157,999
CONTAINERS & GLASS - 0.11%
Ball Corp. *                                                  200         14,140
Pactiv Corp. *                                              1,300         23,075
Sealed Air Corp. *                                            600         24,492
Temple-Inland, Inc. *                                         400         22,692
                                                                      ----------
                                                                          84,399
COSMETICS & TOILETRIES - 2.05%
Alberto Culver Company, Class B (a)                           400         17,896
Avon Products, Inc.                                         1,700         79,050
Colgate-Palmolive Company *                                 3,900        225,225
Gillette Company                                            7,400        247,160
International Flavors &
  Fragrances, Inc.                                            700         20,797
Kimberly-Clark Corp. *                                      3,700        221,260
Procter & Gamble Company *                                  9,100        720,083
                                                                      ----------
                                                                       1,531,471
CRUDE PETROLEUM & NATURAL GAS - 0.24%
Burlington Resources, Inc. *                                1,400         52,556
EOG Resources, Inc. *                                         800         31,288
Occidental Petroleum Corp.                                  2,700         71,631
Sunoco, Inc. * (a)                                            600         22,404
                                                                      ----------
                                                                         177,879
DOMESTIC OIL - 0.82%
Amerada Hess Corp.                                            700         43,750
Anadarko Petroleum Corp.                                    1,800        102,330
Ashland, Inc. *                                               600         27,648
Conoco, Inc. *                                              4,400        124,520
Devon Energy Corp. *                                          900         34,785
Freeport McMoran Copper &
  Gold, Inc., Class B * (a)                                 1,100         14,729
Kerr-McGee Corp. *                                            700         38,360
Phillips Petroleum Company *                                2,700        162,702
Unocal Corp. *                                              1,800         64,926
                                                                      ----------
                                                                         613,750
DRUGS & HEALTH CARE - 4.28%
Abbott Laboratories,                                       10,900        607,675
Aetna United States
  Healthcare, Inc.                                          1,000         32,990
Allergan, Inc.                                                900         67,545
American Home Products Corp.                                9,300        570,648
AmerisourceBergen Corp.                                       700         44,485
Bausch & Lomb, Inc.                                           400         15,064
Becton Dickinson & Company *                                1,800         59,670
Boston Scientific Corp.                                     2,800         67,536


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
DRUGS & HEALTH CARE - CONTINUED
Bristol-Myers Squibb Company *                           13,600       $  693,600
C.R. Bard, Inc. *                                           400           25,800
Cardinal Health, Inc.                                     3,200          206,912
Genzyme Corp. *                                           1,500           89,790
Guidant Corp. *                                           2,100          104,580
Humana, Inc.                                              1,300           15,327
IMS Health, Inc.                                          2,100           40,971
Manor Care, Inc. *                                          700           16,597
Medtronic, Inc.                                           8,500          435,285
Quintiles Transnational Corp.                               900           14,445
Stryker Corp. *                                           1,400           81,718
                                                                      ----------
                                                                       3,190,638
ELECTRICAL EQUIPMENT - 4.30%
American Power Conversion
  Corp. *                                                 1,500           21,690
Cooper Industries, Inc.                                     700           24,444
Emerson Electric Company                                  3,000          171,300
General Electric Company *                               69,900        2,801,592
Johnson Controls, Inc. (a)                                  600           48,450
Millipore Corp.                                             300           18,210
Molex, Inc. *                                             1,400           43,330
Symbol Technologies, Inc. *                               1,700           26,996
Tektronix, Inc.                                             700           18,046
W.W. Grainger, Inc. *                                       700           33,600
                                                                      ----------
                                                                       3,207,658
ELECTRIC UTILITIES - 2.11%
Allegheny Energy, Inc. *                                  1,000           36,220
Ameren Corp. * (a)                                        1,000           42,300
American Electric Power, Inc. *                           2,300          100,119
Cinergy Corp. (a)                                         1,200           40,116
CMS Energy Corp. *                                        1,100           26,433
Consolidated Edison, Inc. * (a)                           1,500           60,540
Constellation Energy Group, Inc. *                        1,200           31,860
Dominion Resources, Inc.                                  1,900          114,190
DTE Energy Company *                                      1,200           50,328
Duke Energy Company *                                     5,500          215,930
Edison International *                                    2,400           36,240
Exelon Corp. *                                            2,300          110,124
FirstEnergy Corp. *                                       2,100           73,458
FPL Group, Inc. *                                         1,300           73,320
Niagara Mohawk Holdings, Inc. *                           1,200           21,276
PG&E Corp.                                                2,800           53,872
PPL Corp. *                                               1,100           38,335
Progress Energy, Inc. *                                   1,600           72,048
Progress Energy, Inc., CVO                                  200               90
Public Service Enterprise Group, Inc.                     1,500           63,285
Reliant Energy, Inc. *                                    2,200           58,344
Southern Company *                                        4,900          124,215
The AES Corp. *                                           3,800           62,130
Xcel Energy, Inc. * (a)                                   2,500           69,350
                                                                      ----------
                                                                       1,574,123
ELECTRONICS - 0.75%
Agilent Technologies, Inc. *                              3,200           91,232
Analog Devices, Inc. *                                    2,500          110,975
Jabil Circuit, Inc. *                                     1,400           31,808
Linear Technology Corp.                                   2,200           85,888
Mirant Corp. *                                            2,900           46,458
PerkinElmer, Inc.                                           900           31,518
Rockwell International Corp. *                            1,400           25,004
Sanmina-SCI Corp.                                         3,700           73,630
Solectron Corp. *                                         5,800           65,424
                                                                      ----------
                                                                         561,937
ENERGY - 0.25%
Calpine Corp. * (a)                                       2,200           36,938
Entergy Corp.                                             1,600           62,576
TXU Corp.                                                 1,900           89,585
                                                                      ----------
                                                                         189,099
FINANCIAL SERVICES - 9.20%
Ambac Financial Group, Inc.                                 700           40,502
American Express Company *                                9,400          335,486
Bank of America Corp.                                    11,000          692,450
Bear Stearns Companies, Inc.                                700           41,048
Capital One Financial Corp.                               1,500           80,925
Charter One Financial, Inc. *                             1,600           43,440
Citigroup, Inc.                                          36,200        1,827,376
Concord EFS, Inc. *                                       3,500          114,730
Countrywide Credit Industries, Inc.                         900           36,873
Equifax, Inc. *                                           1,000           24,150
Federal Home Loan Mortgage Corp. *                        4,900          320,460
Federal National Mortgage
  Association *                                           7,000          556,500
Franklin Resources, Inc. *                                1,800           63,486
Household International, Inc.                             3,200          185,408
J.P. Morgan Chase & Company                              13,900          505,265
John Hancock Financial Services, Inc                      2,100           86,730
Lehman Brothers Holdings, Inc. *                          1,700          113,560
MBIA, Inc.                                                1,000           53,630
MBNA Corp.                                                6,000          211,200
Mellon Financial Corp.                                    3,300          124,146
Merrill Lynch & Company, Inc.                             5,900          307,508
Moodys Corp.                                              1,100           43,846
Morgan Stanley Dean Witter & Company                      7,700          430,738
Regions Financial Corp.                                   1,700           50,898
Stilwell Financial, Inc.                                  1,600           43,552
Synovus Financial Corp. *                                 2,100           52,605
T. Rowe Price Group, Inc.                                   900           31,257
The Charles Schwab Corp. *                                9,600          148,512
USA Education, Inc.                                       1,100           92,422
Washington Mutual, Inc. *                                 6,100          199,470
                                                                      ----------
                                                                       6,858,173
FOOD & BEVERAGES - 3.69%
Archer-Daniels-Midland
  Company *                                               4,700           67,445
Campbell Soup Company *                                   2,900           86,623
Coca-Cola Enterprises, Inc.                               3,200           60,608
ConAgra, Inc. *                                           3,800           90,326
General Mills, Inc. *                                     2,600          135,226
H.J. Heinz Company                                        2,500          102,800
Hershey Foods Corp.                                       1,000           67,700
Kellogg Company *                                         2,900           87,290
Pepsi Bottling Group, Inc.                                2,000           47,000
PepsiCo, Inc.                                            12,300          598,887
Sara Lee Corp. *                                          5,500          122,265
SUPERVALU, Inc.                                           1,000           22,120
SYSCO Corp. *                                             4,700          123,234
The Coca-Cola Company *                                  17,500          825,125
Unilever NV *                                             4,000          230,440
William Wrigley Jr. Company *                             1,600           82,192
                                                                      ----------
                                                                       2,749,281
FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc. *                                   1,400           32,200
                                                                      ----------

GAS & PIPELINE UTILITIES - 0.63%
Dynegy, Inc., Class A *                                   2,500           63,750
El Paso Corp. *                                           3,600          160,596
Keyspan Corp.                                             1,000           34,650


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
GAS & PIPELINE UTILITIES - CONTINUED
Kinder Morgan, Inc. *                                       800       $   44,552
NiSource, Inc. *                                          1,500           34,590
Sempra Energy                                             1,500           36,825
Williams Companies, Inc. *                                3,700           94,424
                                                                      ----------
                                                                         469,387
GOLD - 0.12%
Barrick Gold Corp.                                        3,900           62,205
Placer Dome, Inc.                                         2,400           26,184
                                                                      ----------
                                                                          88,389
HEALTHCARE PRODUCTS - 1.91%
Biomet, Inc. *                                            1,900           58,710
Johnson & Johnson                                        21,600        1,276,560
St. Jude Medical, Inc.                                      600           46,590
Zimmer Holdings, Inc. *                                   1,400           42,756
                                                                      ----------
                                                                       1,424,616
HEALTHCARE SERVICES - 0.61%
HCA-The Healthcare Company *                              3,600          138,744
HEALTHSOUTH Corp. *                                       2,800           41,496
McKesson, Inc.                                            2,000           74,800
Unitedhealth Group, Inc. *                                2,200          155,694
Wellpoint Health Networks, Inc.,
  Class A *                                                 400           46,740
                                                                      ----------
                                                                         457,474
HOLDINGS COMPANIES/CONGLOMERATES - 0.10%
Loews Corp. *                                             1,400           77,532
                                                                      ----------

HOMEBUILDERS - 0.07%
Centex Corp.                                                500           28,545
Pulte Corp. *                                               500           22,335
                                                                      ----------
                                                                          50,880
HOTELS & RESTAURANTS - 0.76%
Darden Restaurants, Inc.                                    800           28,320
Harrah's Entertainment, Inc.                                800           29,608
Hilton Hotels Corp. *                                     2,800           30,576
Marriott International, Inc.,
  Class A                                                 1,700           69,105
McDonalds Corp.                                           9,000          238,230
Starbucks Corp. *                                         2,700           51,435
Starwood Hotels & Resorts
  Worldwide, Inc. SBI, Class B *                          1,500           44,775
Tricon Global Restaurants, Inc. *                         1,000           49,200
Wendy's International, Inc. * (a)                           800           23,336
                                                                      ----------
                                                                         564,585
HOUSEHOLD APPLIANCES - 0.10%
Black & Decker Corp. *                                      600           22,638
Maytag Corp. *                                              600           18,618
Whirlpool Corp.                                             500           36,665
                                                                      ----------
                                                                          77,921
HOUSEHOLD PRODUCTS - 0.22%
Fortune Brands, Inc. *                                    1,100           43,549
Newell Rubbermaid, Inc.                                   1,900           52,383
The Clorox Company *                                      1,700           67,235
                                                                      ----------
                                                                         163,167
INDUSTRIAL MACHINERY - 0.37%
Deere & Company *                                         1,700           74,222
Dover Corp.                                               1,500           55,605
Ingersoll-Rand Company *                                  1,200           50,172
Pall Corp. *                                              1,000           24,060
Parker-Hannifin Corp.                                       900           41,319
Thermo Electron Corp. *                                   1,300           31,018
                                                                      ----------
                                                                         276,396
INSURANCE - 4.00%
AFLAC, Inc.                                               3,600           88,416
American International Group, Inc.                       18,400        1,460,960
Aon Corp.                                                 1,900           67,488
Chubb Corp. *                                             1,200           82,800
CIGNA Corp.                                               1,000           92,650
Cincinnati Financial Corp. *                              1,100           41,965
Conseco, Inc. (a)                                         2,700           12,042
Hartford Financial Services
  Group, Inc.                                             1,700          106,811
Jefferson-Pilot Corp.                                     1,100           50,897
Lincoln National Corp. *                                  1,300           63,141
Marsh & McLennan Companies, Inc.                          1,900          204,155
Metlife, Inc. *                                           5,100          161,568
MGIC Investment Corp. *                                     800           49,376
Progressive Corp. *                                         500           74,650
SAFECO Corp. *                                              900           28,035
St. Paul Companies, Inc. *                                1,500           65,955
The Allstate Corp.                                        5,000          168,500
Torchmark, Inc. *                                           900           35,397
UNUMProvident Corp. *                                     1,700           45,067
XL Capital, Ltd., Class A *                                 900           82,224
                                                                      ----------
                                                                       2,982,097
INTERNATIONAL OIL - 1.07%
Royal Dutch Petroleum Company-NY
  Shares *                                               14,900          730,398
USX-Marathon Oil Corp. *                                  2,200           66,000
                                                                      ----------
                                                                         796,398
INTERNET CONTENT - 0.10%
Yahoo!, Inc.                                              4,000           70,960
                                                                      ----------

INTERNET SERVICE PROVIDER - 0.07%
Network Appliance, Inc. *                                 2,300           50,301
                                                                      ----------
LEISURE TIME - 1.55%
AOL Time Warner, Inc. *                                  31,100          998,310
Carnival Corp., Class A                                   4,100          115,128
International Game Technology                               600           40,980
                                                                      ----------
                                                                       1,154,418
LIQUOR - 0.42%
Anheuser-Busch Companies, Inc.                            6,200          280,302
Brown Forman Corp., Class B                                 500           31,300
                                                                      ----------
                                                                         311,602
MANUFACTURING - 0.64%
Illinois Tool Works, Inc. *                               2,200          148,984
Minnesota Mining & Manufacturing
  Company *                                               2,800          330,988
                                                                      ----------
                                                                         479,972
MEDICAL-HOSPITALS - 0.22%
Health Management Association, Inc.,
  Class A *                                               1,700           31,280
Tenet Healthcare Corp. *                                  2,300          135,056
                                                                      ----------
                                                                         166,336
METAL & METAL PRODUCTS - 0.03%
Inco, Ltd. *                                              1,500           25,410
                                                                      ----------
MINING - 0.06%
Newmont Mining Corp.                                      1,400           26,754
Phelps Dodge Corp.                                          600           19,440
                                                                      ----------
                                                                          46,194
NEWSPAPERS - 0.11%
Dow Jones & Company, Inc. *                                 700           38,311
Knight-Ridder, Inc.                                         700           45,451
                                                                      ----------
                                                                          83,762


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES         VALUE
                                                         ------         -----
OFFICE FURNISHINGS & SUPPLIES - 0.20%
Avery Dennison Corp.                                        800       $   45,224
Office Depot, Inc. *                                      2,200           40,788
Staples, Inc. *                                           3,300           61,710
                                                                      ----------
                                                                         147,722
PAPER - 0.49%
Georgia-Pacific Corp. *                                   1,700           46,937
International Paper Company                               3,500          141,225
Mead Corp.                                                  800           24,712
Westvaco Corp. *                                            900           25,605
Weyerhaeuser Company *                                    1,600           86,528
Willamette Industries, Inc. *                               800           41,696
                                                                      ----------
                                                                         366,703
PETROLEUM SERVICES - 4.17%
Apache Corp.                                                990           49,381
Baker Hughes, Inc.                                        2,400           87,528
ChevronTexaco Corp.                                       7,500          672,075
Exxon Mobil Corp.                                        48,100        1,890,330
Halliburton Company                                       3,200           41,920
Nabors Industries, Inc. *                                 1,000           34,330
Noble Drilling Corp. *                                    1,000           34,040
Schlumberger, Ltd. *                                      4,100          225,295
Transocean Sedco Forex, Inc. *                            2,300           77,786
                                                                      ----------
                                                                       3,112,685
PHARMACEUTICALS - 6.04%
Baxter International, Inc. *                              4,100          219,883
Eli Lilly & Company *                                     7,900          620,466
Forest Laboratories, Inc. *                               1,300          106,535
King Pharmaceuticals, Inc.                                1,700           71,621
Merck & Company, Inc.                                    16,000          940,800
Pfizer, Inc.                                             44,200        1,761,370
Pharmacia Corp. *                                         9,100          388,115
Schering-Plough Corp.                                    10,300          368,843
Watson Pharmaceuticals, Inc. *                              800           25,112
                                                                      ----------
                                                                       4,502,745
PHOTOGRAPHY - 0.08%
Eastman Kodak Company *                                   2,100           61,803
                                                                      ----------

PUBLISHING - 0.46%
Gannett, Inc. *                                           1,900          127,737
McGraw-Hill Companies, Inc.                               1,400           85,372
New York Times Company, Class A                           1,100           47,575
Tribune Company *                                         2,200           82,346
                                                                      ----------
                                                                         343,030
RAILROADS & EQUIPMENT - 0.38%
Burlington Northern Santa Fe Corp. *                      2,700           77,031
CSX Corp. *                                               1,500           52,575
Norfolk Southern Corp. *                                  2,800           51,324
Union Pacific Corp. *                                     1,800          102,600
                                                                      ----------
                                                                         283,530
REAL ESTATE - 0.20%
Equity Office Properties Trust *                          3,000           90,240
Equity Residential Properties
  Trust SBI *                                             2,000           57,420
                                                                      ----------
                                                                         147,660
RETAIL GROCERY - 0.50%
Albertsons, Inc. *                                        2,900           91,321
Kroger Company                                            5,600          116,872
Safeway, Inc.                                             3,500          146,125
Winn-Dixie Stores, Inc.                                   1,100           15,675
                                                                      ----------
                                                                         369,993
RETAIL TRADE - 6.35%
Bed Bath & Beyond, Inc.                                   2,000           67,800
Best Buy Company, Inc. *                                  1,500          111,720
Circuit City Stores, Inc.                                 1,500           38,925
Costco Wholesale Corp. *                                  3,200          142,016
CVS Corp.                                                 2,800           82,880
Dollar General Corp. *                                    2,400           35,760
Family Dollar Stores, Inc. *                              1,200           35,976
Federated Department Stores, Inc.                         1,400           57,260
Home Depot, Inc.                                         16,500          841,665
J. C. Penney, Inc.                                        1,900           51,110
Kmart Corp.                                               3,800           20,748
Kohls Corp. *                                             2,400          169,056
Lowe's Companies, Inc.                                    5,400          250,614
May Department Stores, Inc. *                             2,200           81,356
Nordstrom, Inc. *                                         1,000           20,230
Radioshack Corp. *                                        1,300           39,130
Sears Roebuck & Company *                                 2,300          109,572
Target Corp. *                                            6,400          262,720
The Gap, Inc. *                                           6,100           85,034
The Limited, Inc. *                                       3,100           45,632
Tiffany & Company *                                       1,000           31,470
TJX Companies, Inc.                                       1,900           75,734
Toys R Us, Inc.                                           1,400           29,036
Wal-Mart Stores, Inc.                                    31,400        1,807,070
Walgreen Company *                                        7,200          242,352
                                                                      ----------
                                                                       4,734,866
SANITARY SERVICES - 0.27%
Allied Waste Industries, Inc.                             1,400           19,684
Ecolab, Inc. *                                            1,000           40,250
Waste Management, Inc. *                                  4,400          140,404
                                                                      ----------
                                                                         200,338
SEMICONDUCTORS - 4.02%
Advanced Micro Devices, Inc. *                            2,400           38,064
Alltel Corp.                                              2,200          135,806
Altera Corp. *                                            2,700           57,294
Applied Materials, Inc. *                                 5,700          228,570
Applied Micro Circuits Corp. *                            2,100           23,772
Broadcom Corp., Class A *                                 1,800           73,566
Conexant Systems, Inc. *                                  1,800           25,848
Intel Corp. *                                            47,200        1,484,440
KLA-Tencor Corp. *                                        1,300           64,428
LSI Logic Corp.                                           2,600           41,028
Micron Technology, Inc. *                                 4,200          130,200
National Semiconductor Corp. *                            1,200           36,948
Novellus Systems, Inc. *                                  1,000           39,450
NVIDIA Corp. *                                            1,000           66,900
PMC-Sierra, Inc. (a)                                      1,200           25,512
QLogic Corp.                                                700           31,157
Teradyne, Inc. *                                          1,300           39,182
Texas Instruments, Inc. *                                12,200          341,600
Vitesse Semiconductor Corp. *                             1,400           17,402
Xilinx, Inc.                                              2,400           93,720
                                                                      ----------
                                                                       2,994,887
SOFTWARE - 5.05%
Adobe Systems, Inc. *                                     1,700           52,785
Autodesk, Inc. *                                            400           14,908
BMC Software, Inc. *                                      1,700           27,829
Citrix Systems, Inc. *                                    1,300           29,458
Computer Associates International, Inc. *                 4,100          141,409
Compuware Corp. *                                         2,600           30,654
Intuit, Inc. *                                            1,500           64,170
Mercury Interactive Corp. *                                 600           20,388


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES        VALUE
                                                          ------        -----
SOFTWARE - CONTINUED
Microsoft Corp.                                           37,900     $ 2,510,875
Novell, Inc. *                                             2,700          12,393
Oracle Corp. *                                            39,200         541,352
Parametric Technology Corp.                                1,900          14,839
PeopleSoft, Inc.                                           2,100          84,420
Siebel Systems, Inc. *                                     3,300          92,334
VERITAS Software Corp. *                                   2,800         125,524
                                                                     -----------
                                                                       3,763,338
STEEL - 0.04%
Nucor Corp. *                                                600          31,776
                                                                     -----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.57%
ADC Telecommunications, Inc. *                             5,700          26,220
Andrew Corp. *                                               600          13,134
Avaya, Inc. *                                              2,100          25,515
CIENA Corp. *                                              2,300          32,913
Comverse Technology, Inc. *                                1,300          29,081
Corning, Inc.                                              6,800          60,656
JDS Uniphase Corp. *                                       9,400          81,592
Lucent Technologies, Inc.                                 24,100         151,589
Motorola, Inc.                                            15,700         235,814
Nortel Networks Corp.                                     22,600         169,500
QUALCOMM, Inc. *                                           5,400         272,700
Scientific-Atlanta, Inc.                                   1,100          26,334
Tellabs, Inc. *                                            2,900          43,384
                                                                     -----------
                                                                       1,168,432
TELEPHONE - 4.94%
AT&T Corp. *                                              24,900         451,686
AT&T Wireless Services, Inc. *                            17,800         255,786
BellSouth Corp.                                           13,200         503,580
CenturyTel, Inc. *                                         1,000          32,800
Citizens Communications Company (a)                        2,100          22,386
Qwest Communications International, Inc. *                11,800         166,734
SBC Communications, Inc.                                  23,700         928,329
Sprint Corp. (FON Group)                                   6,300         126,504
Verizon Communications, Inc. *                            19,100         906,486
WorldCom, Inc.-WorldCom Group                             20,800         292,864
                                                                     -----------
                                                                       3,687,155
TIRES & RUBBER - 0.04%
Goodyear Tire &  Rubber Company *                          1,300          30,953
                                                                     -----------
TOBACCO - 1.00%
Philip Morris Companies, Inc.                             15,300         701,505
UST, Inc. *                                                1,200          42,000
                                                                     -----------
                                                                         743,505
TOYS, AMUSEMENTS & SPORTING GOODS - 0.24%
Hasbro, Inc. *                                             1,300          21,099
Mattel, Inc. *                                             3,100          53,320
NIKE, Inc., Class B *                                      1,900         106,856
                                                                     -----------
                                                                         181,275
TRANSPORTATION - 0.15%
Harley Davidson, Inc. *                                    2,100         114,051
                                                                     -----------
TRAVEL SERVICES - 0.06%
Sabre Holdings, Inc. *                                     1,000          42,350
                                                                     -----------
TRUCKING & FREIGHT - 0.17%
Fedex Corp.                                                2,100         108,948
Navistar International Corp. *                               500          19,750
                                                                     -----------
                                                                         128,698
TOTAL COMMON STOCK
(Cost: $80,547,432)                                                  $73,579,736
                                                                     -----------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
SHORT TERM INVESTMENTS - 0.89%
Navigator Securities Lending
  Trust, 2.25%                                     $   659,900       $   659,900
                                                                     -----------
REPURCHASE AGREEMENTS - 0.45%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85%, to be
  repurchased at $339,016 on
  1/2/2002, collaterized by
  $325,000 U.S. Treasury
  Bonds 6.13% due 8/15/2029
  (valued at $348,766,
  including interest)                              $   339,000       $   339,000
                                                                     -----------
TOTAL INVESTMENTS
(TACTICAL ALLOCATION TRUST)
(Cost: $81,546,332)                                                  $74,578,636
                                                                     ===========


FUNDAMENTAL VALUE TRUST

                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCK - 81.37%
BANKING - 6.36%
Bank One Corp.                                          39,700       $ 1,550,285
Golden West Financial Corp. * (a)                       39,600         2,330,460
Lloyds TSB Group PLC-SP, ADR (a)                        24,400         1,097,756
Wells Fargo & Company                                   74,500         3,237,025
                                                                     -----------
                                                                       8,215,526
BUSINESS SERVICES - 8.50%
Dun & Bradstreet Corp. *                                25,000           882,500
First Data Corp.                                         2,400           188,280
Tyco International, Ltd. * (a)                         161,256         9,497,978
WPP Group PLC, ADR * (a)                                 7,500           404,250
                                                                     -----------
                                                                      10,973,008
COMPUTERS & BUSINESS EQUIPMENT - 3.21%
Hewlett-Packard Company                                 64,400         1,322,776
Lexmark International Group, Inc.,
  Class A                                               47,800         2,820,200
                                                                     -----------
                                                                       4,142,976
CONSTRUCTION MATERIALS - 3.45%
Martin Marietta Materials,
  Inc. (a)                                              15,800           736,280
Masco Corp. (a)                                        115,600         2,832,200
Vulcan Materials Company (a)                            18,400           882,096
                                                                     -----------
                                                                       4,450,576
CONTAINERS & GLASS - 1.85%
Sealed Air Corp. * (a)                                  58,400         2,383,888
                                                                     -----------

CRUDE PETROLEUM & NATURAL GAS - 0.82%
EOG Resources, Inc. * (a)                               26,900         1,052,059
                                                                     -----------

DOMESTIC OIL - 3.30%
Conoco, Inc. *                                           8,100           229,230
Devon Energy Corp. * (a)                                40,600         1,569,190
Phillips Petroleum Company *                            41,000         2,470,660
                                                                     -----------
                                                                       4,269,080
DRUGS & HEALTH CARE - 1.71%
American Home Products Corp. *                          22,300         1,368,328
Bristol-Myers Squibb Company *                          16,500           841,500
                                                                     -----------
                                                                       2,209,828


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES         VALUE
                                                        ------         -----
ELECTRONICS - 0.41%
Agilent Technologies, Inc. *                             18,700     $    533,137
                                                                    ------------
FINANCIAL SERVICES - 15.35%
American Express Company *                              196,400        7,009,516
Citigroup, Inc.                                          84,700        4,275,656
Household International, Inc.                            85,700        4,965,458
Moodys Corp.                                             27,400        1,092,164
Morgan Stanley Dean Witter & Company                     30,100        1,683,794
Providian Financial Corp.                                22,800           80,940
Stilwell Financial, Inc.                                 26,200          713,164
                                                                    ------------
                                                                      19,820,692
FOOD & BEVERAGES - 0.61%
Hershey Foods Corp.                                       1,000           67,700
Kraft Foods, Inc., Class A                               21,300          724,839
                                                                    ------------
                                                                         792,539
GAS & PIPELINE UTILITIES - 1.10%
Kinder Morgan, Inc. *                                    25,400        1,414,526
                                                                    ------------
HOLDINGS COMPANIES/CONGLOMERATES - 2.68%
Berkshire Hathaway, Inc., Class A * (a)                      27        2,041,200
Loews Corp. *                                            25,600        1,417,728
                                                                    ------------
                                                                       3,458,928
HOTELS & RESTAURANTS - 1.96%
Marriott International, Inc., Class A                    26,700        1,085,355
McDonalds Corp.                                          54,600        1,445,262
                                                                    ------------
                                                                       2,530,617
INDUSTRIAL MACHINERY - 0.94%
Dover Corp.                                              32,600        1,208,482
                                                                    ------------
INSURANCE - 7.57%
American International Group, Inc.                       48,200        3,827,080
Aon Corp.                                                38,000        1,349,760
Chubb Corp. *                                             6,600          455,400
Markel Corp.                                                400           71,860
Progressive Corp. *                                       9,600        1,433,280
Sun Life Financial Services
  Canada, Inc. * (a)                                      9,400          203,040
The Principal Financial Group, Inc. * (a)                 8,600          206,400
Transatlantic Holdings, Inc. * (a)                       24,450        2,224,950
                                                                    ------------
                                                                       9,771,770
MANUFACTURING - 1.46%
Minnesota Mining & Manufacturing
  Company *                                              15,900        1,879,539
                                                                    ------------
PHARMACEUTICALS - 5.53%
Eli Lilly & Company *                                    27,900        2,191,266
Merck & Company, Inc.                                    76,000        4,468,800
Pharmacia Corp. *                                        11,100          473,415
                                                                    ------------
                                                                       7,133,481
PHOTOGRAPHY - 0.44%
Eastman Kodak Company * (a)                              19,500          573,885
                                                                    ------------
PUBLISHING - 0.61%
Gannett, Inc. *                                          11,700          786,591
                                                                    ------------
REAL ESTATE - 1.24%
Avalon Bay Communities, Inc.                              1,700           80,427
CenterPoint Properties Trust                             30,600        1,523,880
                                                                    ------------
                                                                       1,604,307
RETAIL GROCERY - 0.85%
Safeway, Inc.                                            26,200        1,093,850
                                                                    ------------
RETAIL TRADE - 3.08%
Costco Wholesale Corp. *                                 62,800     $  2,787,064
J. C. Penney, Inc. (a)                                   13,200          355,080
Radioshack Corp. *                                       27,700          833,770
                                                                    ------------
                                                                       3,975,914
SEMICONDUCTORS - 0.99%
Agere Systems, Inc., Class A * (a)                      223,800        1,273,422
                                                                    ------------
SOFTWARE - 0.40%
BMC Software, Inc. *                                     27,000          441,990
Novell, Inc. *                                           15,300           70,227
                                                                    ------------
                                                                         512,217
TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 0.98%
Loral Space & Communications, Ltd. * (a)                 10,500           31,395
Lucent Technologies, Inc. (a)                            43,600          274,244
Tellabs, Inc. * (a)                                      64,000          957,440
                                                                    ------------
                                                                       1,263,079
TOBACCO - 3.56%
Philip Morris Companies, Inc.                           100,200        4,594,170
                                                                    ------------
TRUCKING & FREIGHT - 2.41%
United Parcel Service, Inc.,
  Class B *                                              57,000        3,106,500
                                                                    ------------
TOTAL COMMON STOCK
(Cost: $104,095,634)                                                $105,024,587
                                                                    ------------

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                    ------             -----
SHORT TERM INVESTMENTS - 18.63%
Navigator Securities Lending
  Trust, 2.25%                                   $ 14,348,792       $ 14,348,792
Federal National Mortgage
  Association Discount Notes,
  1.43% due 01/02/2002                              9,703,000          9,702,615
                                                                    ------------
                                                                    $ 24,051,407
TOTAL INVESTMENTS (FUNDAMENTAL VALUE
TRUST)  (Cost: $128,147,041)                                        $129,075,994
                                                                    ============


GROWTH & INCOME TRUST

                                                      SHARES            VALUE
                                                      ------            -----
COMMON STOCK - 98.45%
AEROSPACE - 1.41%
Boeing Company *                                       511,800       $19,847,604
Lockheed Martin Corp.                                  300,000        14,001,000
                                                                     -----------
                                                                      33,848,604
ALUMINUM - 1.20%
Alcoa, Inc.                                            808,000        28,724,400
                                                                     -----------
BANKING - 3.61%
Bank One Corp.                                         719,300        28,088,665
US  Bancorp *                                        1,641,331        34,353,058
Wells Fargo & Company                                  554,000        24,071,300
                                                                     -----------
                                                                      86,513,023
BIOTECHNOLOGY - 0.97%
Amgen, Inc. *                                          411,500        23,225,060
                                                                     -----------
BROADCASTING - 1.84%
Clear Channel Communications, Inc. *                   303,400        15,446,094
Liberty Media Corp., Series A                        2,051,800        28,725,200
                                                                     -----------
                                                                      44,171,294


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES           VALUE
                                                      ------           -----
BUSINESS SERVICES - 4.18%
Accenture, Ltd., Class A *                             316,700      $  8,525,564
Automatic Data Processing, Inc                         580,000        34,162,000
Computer Sciences Corp. *                              244,600        11,980,508
Tyco International, Ltd. *                             772,300        45,488,470
                                                                    ------------
                                                                     100,156,542
CHEMICALS - 2.15%
Dow Chemical Company                                   750,500        25,351,890
E.I. Du Pont De Nemours & Company                      612,300        26,028,873
                                                                    ------------
                                                                      51,380,763
COMPUTERS & BUSINESS EQUIPMENT - 6.40%
Cisco Systems, Inc. *                                2,416,200        43,757,382
Dell Computer Corp. *                                  804,500        21,866,310
EMC Corp.                                              914,400        12,289,536
Hewlett-Packard Company                                628,800        12,915,552
IBM Corp. *                                            516,200        62,439,552
                                                                    ------------
                                                                     153,268,332
COSMETICS & TOILETRIES - 3.11%
Gillette Company                                       371,300        12,401,420
Kimberly-Clark Corp. *                                 587,600        35,138,480
Procter & Gamble Company *                             339,300        26,848,809
                                                                    ------------
                                                                      74,388,709
DRUGS & HEALTH CARE - 3.93%
Abbott Laboratories                                    766,800        42,749,100
American Home Products Corp. *                         838,900        51,474,904
                                                                    ------------
                                                                      94,224,004
ELECTRICAL EQUIPMENT - 4.65%
Emerson Electric Company                               296,300        16,918,730
General Electric Company *                           2,354,000        94,348,320
                                                                    ------------
                                                                     111,267,050
ELECTRIC UTILITIES - 2.20%
Exelon Corp. *                                         432,287        20,697,901
FPL Group, Inc. *                                      566,600        31,956,240
                                                                    ------------
                                                                      52,654,141
ELECTRONICS - 0.72%
Solectron Corp. *                                    1,525,100        17,203,128
                                                                    ------------
FINANCIAL SERVICES - 8.00%
Citigroup, Inc.                                      1,750,665        88,373,569
J.P. Morgan Chase & Company                            851,150        30,939,303
Merrill Lynch & Company, Inc.                          833,300        43,431,596
The Goldman Sachs Group, Inc.*                         310,400        28,789,600
                                                                    ------------
                                                                     191,534,068
FOOD & BEVERAGES - 3.09%
PepsiCo, Inc.                                          850,200        41,396,238
The Coca-Cola Company *                                694,300        32,736,245
                                                                    ------------
                                                                      74,132,483
GAS & PIPELINE UTILITIES - 1.07%
El Paso Corp. *                                        575,900        25,690,899
                                                                    ------------
HEALTHCARE PRODUCTS - 1.78%
Johnson & Johnson                                      722,800        42,717,480
                                                                    ------------
HEALTHCARE SERVICES - 1.03%
HCA-The Healthcare Company *                           638,600      $ 24,611,644
                                                                    ------------
HOTELS & RESTAURANTS - 0.92%
McDonalds Corp.                                        836,100        22,131,567
                                                                    ------------
INSURANCE - 4.87%
American International Group,                          744,675        59,127,195
  Inc
Marsh & McLennan Companies,
  Inc                                                  534,800        57,464,260
                                                                    ------------
                                                                     116,591,455
INTERNATIONAL OIL - 1.04%
Royal Dutch Petroleum Company-NY
  Shares *                                             506,900        24,848,238
                                                                    ------------

INTERNET SOFTWARE - 0.35%
VeriSign, Inc. * (a)                                   219,427         8,347,003
                                                                    ------------

LEISURE TIME - 1.96%
AOL Time Warner, Inc. *                              1,459,000        46,833,900
                                                                    ------------

MANUFACTURING - 1.73%
Illinois Tool Works, Inc. *                            219,700        14,878,084
Minnesota Mining & Manufacturing                       225,500        26,656,355
  Company *
                                                                    ------------
                                                                      41,534,439
PETROLEUM SERVICES - 5.95%
ChevronTexaco Corp.                                    359,200        32,187,912
Exxon Mobil Corp.                                    2,032,800        79,889,040
Schlumberger, Ltd. *                                   553,700        30,425,815
                                                                    ------------
                                                                     142,502,767
PHARMACEUTICALS - 7.08%
Eli Lilly & Company *                                  148,200        11,639,628
Merck & Company, Inc.                                  620,900        36,508,920
Pfizer, Inc.                                         1,463,775        58,331,434
Pharmacia Corp. *                                      997,419        42,539,920
Schering-Plough Corp.                                  575,000        20,590,750
                                                                    ------------
                                                                     169,610,652
PUBLISHING - 1.45%
Gannett, Inc. *                                        516,800        34,744,464
                                                                    ------------
RETAIL GROCERY - 0.89%
Safeway, Inc.                                          510,700        21,321,725
                                                                    ------------
RETAIL TRADE - 6.33%
CVS Corp.                                              798,600        23,638,560
Home Depot, Inc.                                       889,100        45,352,991
Wal-Mart Stores, Inc.                                1,435,700        82,624,535
                                                                    ------------
                                                                     151,616,086
SANITARY SERVICES - 0.54%
Waste Management, Inc. *                               403,300        12,869,303
                                                                    ------------
SEMICONDUCTORS - 2.88%
Intel Corp. *                                        1,395,000        43,872,750
Novellus Systems, Inc. * (a)                           220,100         8,682,945
Texas Instruments, Inc. *                              587,500        16,450,000
                                                                    ------------
                                                                      69,005,695


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES           VALUE
                                                     ------           -----
SOFTWARE - 5.24%
Microsoft Corp.                                     1,555,100     $  103,025,375
Oracle Corp. *                                      1,636,300         22,597,303
                                                                  --------------
                                                                     125,622,678
TELECOMMUNICATIONS EQUIPMENT &
  SERVICES - 1.07%
Motorola, Inc.                                      1,703,600         25,588,072
                                                                  --------------
TELEPHONE - 4.81%
Qwest Communications International, Inc. *          1,604,900         22,677,237
SBC Communications, Inc.                              778,100         30,478,177
Verizon Communications, Inc. *                        600,798         28,513,873
WorldCom, Inc.-WorldCom Group                       2,388,550         33,630,784
                                                                  --------------
                                                                     115,300,071
TOTAL COMMON STOCK
(Cost: $2,038,205,099)                                            $2,358,179,739
                                                                  --------------

                                                 PRINCIPAL
                                                   AMOUNT             VALUE
                                                   ------             -----
SHORT TERM INVESTMENTS - 0.40%
Navigator Securities Lending
  Trust, 2.25%                                 $    9,468,996     $    9,468,996
                                                                  --------------
REPURCHASE AGREEMENTS - 1.15%
Repurchase Agreement with Banque Paribas,
  dated 12/31/2001 at 1.67%, to be
  repurchased at $27,685,568 on
  01/02/2002, collaterized by
  $27,296,000 U.S. Treasury Notes,
  4.25% due 3/31/2003 (valued at
  $28,245,394, including interest)                 27,683,000     $   27,683,000
                                                                  --------------
TOTAL INVESTMENTS (GROWTH & INCOME
Trust)  (Cost: $2,075,357,095)                                    $2,395,331,735
                                                                  ==============


US LARGE CAP VALUE TRUST

                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCK - 91.55%
ADVERTISING - 0.75%
Interpublic Group Companies, Inc. *                     49,200       $ 1,453,368
TMP Worldwide, Inc. * (a)                               61,300         2,629,770
                                                                     -----------
                                                                       4,083,138
AEROSPACE - 1.37%
United Technologies Corp. *                            115,300         7,451,839
                                                                     -----------
ALUMINUM - 0.26%
Alcoa, Inc.                                             40,020         1,422,711
                                                                     -----------
AMUSEMENT & THEME PARKS - 0.35%
The Walt Disney Company *                               91,900         1,904,168
                                                                     -----------
APPAREL & TEXTILES - 0.33%
V.F. Corp. *                                            45,900         1,790,559
                                                                     -----------
AUTO SERVICES - 0.28%
AutoNation, Inc. *                                     125,000         1,541,250
                                                                     -----------
BANKING - 2.97%
Bank One Corp.                                         267,200        10,434,160
Wells Fargo & Company                                  130,800         5,683,260
                                                                     -----------
                                                                      16,117,420
BIOTECHNOLOGY - 1.53%
Applera Corp.-Applied Biosystems
  Group *                                              211,800       $ 8,317,386
                                                                     -----------
BROADCASTING - 4.24%
Cablevision Systems Corp., Class A (a)                 118,200         5,608,590
Cablevision Systems Corp.-Rainbow Media
  Group * (a)                                          123,950         3,061,565
Cox Communications, Inc., Class A *                     84,400         3,537,204
Liberty Media Corp., Series A *                        439,600         6,154,400
Viacom, Inc., Class A *                                 23,000         1,017,750
Viacom, Inc., Class B *                                 82,100         3,624,715
                                                                     -----------
                                                                      23,004,224
BUSINESS SERVICES - 2.99%
Fluor Corp. *                                          117,000         4,375,800
Kinder Morgan Management LLC                            49,222         1,865,514
Robert Half International,                              72,500         1,935,750
  Inc. *
Tyco International, Ltd. *                             136,400         8,033,960
                                                                     -----------
                                                                      16,211,024
CABLE AND TELEVISION - 1.38%
Charter Communications, Inc.,                          147,000         2,415,210
  Class A *
USA Networks, Inc. *                                   186,200         5,085,122
                                                                     -----------
                                                                       7,500,332
CHEMICALS - 0.56%
Air Products & Chemicals,                               54,400         2,551,904
  Inc.,
Dow Chemical Company                                    14,500           489,810
                                                                     -----------
                                                                       3,041,714
CELLULAR COMMUNICATIONS - 1.13%
Sprint Corp. (PCS Group), Series
  1 * (a)                                              250,500         6,114,705
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT - 2.48%
Brocade Communications Systems,                         38,900         1,288,368
  Inc. *
Cisco Systems, Inc. *                                  403,400         7,305,574
Compaq Computer Corp. *                                119,100         1,162,416
Hewlett-Packard Company                                103,200         2,119,728
IBM Corp. *                                             13,200         1,596,672
                                                                     -----------
                                                                      13,472,758
COSMETICS & TOILETRIES - 0.26%
Avon Products, Inc.                                     30,000         1,395,000
                                                                     -----------
DOMESTIC OIL - 0.62%
Unocal Corp. *                                          93,600         3,376,152
                                                                     -----------
DRUGS & HEALTH CARE - 6.70%
Astrazeneca PLC, ADR                                   300,200        13,989,320
Becton Dickinson & Company *                            83,100         2,754,765
Guidant Corp. *                                        191,349         9,529,180
Medtronic, Inc.                                        150,800         7,722,468
Pacificare Health Systems,                              15,200           243,200
  Inc. (a)
Quintiles Transnational Corp.                          131,000         2,102,550
                                                                     -----------
                                                                      36,341,483
ELECTRICAL EQUIPMENT - 2.39%
Emerson Electric Company                                78,400         4,476,640
General Electric Company *                             186,200         7,462,896
Sony Corp., ADR *                                       23,200         1,046,320
                                                                     -----------
                                                                      12,985,856
ELECTRIC UTILITIES - 2.23%
Cinergy Corp.                                           47,300         1,581,239
Edison International *                                 268,700         4,057,370
The AES Corp. *                                        395,300         6,463,155
                                                                     -----------
                                                                      12,101,764


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES          VALUE
                                                        ------          -----
ELECTRONICS - 1.80%
Agilent Technologies, Inc. *                            153,204      $ 4,367,846
General Motors Corp., Class H *                         149,700        2,312,865
Koninklijke Philips Electronics                          69,700        2,028,967
  NV *
Linear Technology Corp.                                  27,000        1,054,080
                                                                     -----------
                                                                       9,763,758
ENERGY - 0.40%
NRG Energy, Inc. * (a)                                  140,100        2,171,550
                                                                     -----------
FINANCIAL SERVICES - 9.23%
Americredit Corp. * (a)                                  62,000        1,956,100
Bank of America Corp.                                    70,000        4,406,500
Citigroup, Inc.                                          74,956        3,783,779
Household International, Inc.                            63,300        3,667,602
J.P. Morgan Chase & Company                             129,500        4,707,325
The Goldman Sachs Group, Inc.                            27,000        2,504,250
USA Education, Inc.                                     208,600       17,526,572
Washington Mutual, Inc. *                               353,000       11,543,100
                                                                     -----------
                                                                      50,095,228
FOOD & BEVERAGES - 4.91%
Campbell Soup Company *                                 222,400        6,643,088
General Mills, Inc. *                                    64,800        3,370,248
H.J. Heinz Company                                      105,800        4,350,496
Kellogg Company *                                       245,400        7,386,540
Kraft Foods, Inc., Class A                               41,900        1,425,857
PepsiCo, Inc.                                            71,700        3,491,073
                                                                     -----------
                                                                      26,667,302
GAS & PIPELINE UTILITIES - 1.45%
NiSource, Inc. *                                         60,400        1,392,824
Williams Companies, Inc. *                              253,300        6,464,216
                                                                     -----------
                                                                       7,857,040
HOLDINGS COMPANIES/CONGLOMERATES - 1.02%
Berkshire Hathaway, Inc.,
  Class A *                                                  73        5,518,800
                                                                     -----------
HOTELS & RESTAURANTS - 0.40%
McDonalds Corp.                                          82,000        2,170,540
                                                                     -----------
HOUSEHOLD PRODUCTS - 0.48%
The Clorox Company *                                     66,500        2,630,075
                                                                     -----------
INDUSTRIAL MACHINERY - 0.48%
Dover Corp.                                              70,900        2,628,263
                                                                     -----------
INSURANCE - 3.55%
ACE, Ltd. *                                               7,600          305,140
American International Group, Inc.                       27,187        2,158,648
Cincinnati Financial Corp. *                             77,700        2,964,255
Hartford Financial Services Group,                       33,700        2,117,371
  Inc
The Allstate Corp.                                      100,500        3,386,850
The PMI Group, Inc.                                      39,000        2,613,390
The Principal Financial Group, Inc.                      22,800          547,200
  * (a)
XL Capital, Ltd., Class A *                              56,800        5,189,248
                                                                     -----------
                                                                      19,282,102
INTERNATIONAL OIL - 1.42%
Royal Dutch Petroleum Company-NY Shares *                73,000        3,578,460
Shell Transport & Trading Company PLC,
  ADR *                                                  99,500        4,124,275
                                                                     -----------
                                                                       7,702,735
INTERNET CONTENT - 0.23%
DoubleClick, Inc.                                       109,800        1,245,132
                                                                     -----------
INTERNET RETAIL - 0.03%
Amazon.com, Inc. *                                       13,500      $   146,070
                                                                     -----------
INTERNET SOFTWARE - 1.08%
Macromedia, Inc. *                                       66,300        1,180,140
VeriSign, Inc. *                                        123,000        4,678,920
                                                                     -----------
                                                                       5,859,060
LEISURE TIME - 1.81%
AOL Time Warner, Inc. *                                 175,700        5,639,970
                                                                     -----------
LEISURE TIME - CONTINUED
Carnival Corp., Class A                                 125,200        3,515,616
Vivendi Universal, ADR (a)                               12,500          672,375
                                                                     -----------
                                                                       9,827,961
LIQUOR - 0.82%
Anheuser-Busch Companies, Inc.                           98,000        4,430,580
                                                                     -----------
MANUFACTURING - 0.87%
Illinois Tool Works, Inc. *                              69,400        4,699,768
                                                                     -----------
NEWSPAPERS - 0.17%
Knight-Ridder, Inc.                                      14,100          915,513
                                                                     -----------
PAPER - 0.25%
Bowater, Inc. *                                          29,000        1,383,300
                                                                     -----------
PETROLEUM SERVICES - 4.17%
Baker Hughes, Inc.                                      200,600        7,315,882
BJ Services Company *                                    34,200        1,109,790
Exxon Mobil Corp.                                       202,900        7,973,970
Schlumberger, Ltd. *                                     39,000        2,143,050
Transocean Sedco Forex, Inc. *                           48,000        1,623,360
Weatherford International, Inc. *                        66,800        2,488,968
                                                                     -----------
                                                                      22,655,020
PHARMACEUTICALS - 4.70%
Eli Lilly & Company *                                    30,000        2,356,200
Forest Laboratories, Inc. *                              98,000        8,031,100
Pfizer, Inc.                                            379,600       15,127,060
                                                                     -----------
                                                                      25,514,360
PUBLISHING - 0.30%
Gannett, Inc. *                                          23,900        1,606,797
                                                                     -----------
RAILROADS & EQUIPMENT - 0.27%
Union Pacific Corp. *                                    25,400        1,447,800
                                                                     -----------
REAL ESTATE - 0.44%
IndyMac Mortgage Holdings, Inc                          102,000        2,384,760
                                                                     -----------
RETAIL TRADE - 2.97%
Dollar General Corp. *                                  108,800        1,621,120
Lowe's Companies, Inc.                                  234,500       10,883,145
Wal-Mart Stores, Inc.                                    33,000        1,899,150
Williams-Sonoma, Inc. * (a)                              39,600        1,698,840
                                                                     -----------
                                                                      16,102,255
SANITARY SERVICES - 0.26%
Ecolab, Inc. *                                           35,000        1,408,750
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES         VALUE
                                                        ------         -----
SEMICONDUCTORS - 7.98%
Agere Systems, Inc., Class A *                           45,600     $    259,464
Altera Corp. *                                           62,100        1,317,762
Applied Materials, Inc. *                               280,800       11,260,080
Applied Micro Circuits Corp. *                          135,000        1,528,200
ASM Lithography Holding NV * (a)                         87,100        1,485,055
Broadcom Corp., Class A *                                37,300        1,524,451
Credence Systems Corp.                                   72,300        1,342,611
Intel Corp. *                                            72,400        2,276,980
Intersil Corp., Class A *                                14,300          461,175
KLA-Tencor Corp. *                                      127,000        6,294,120
MIPS Technologies, Inc., Class A (a)                      9,600           82,944
MIPS Technologies, Inc., Class B                         19,700          157,206
Novellus Systems, Inc. *                                 38,400        1,514,880
PMC-Sierra, Inc. (a)                                    121,500        2,583,090
Teradyne, Inc. *                                        213,700        6,440,918
Texas Instruments, Inc. *                               123,320        3,452,960
Xilinx, Inc.                                             33,600        1,312,080
                                                                    ------------
                                                                      43,293,976
SOFTWARE - 1.72%
Cadence Design Systems, Inc. *                           61,200        1,341,504
Checkfree Corp.                                         124,500        2,241,000
Micromuse, Inc. *                                         9,500          142,500
Microsoft Corp.                                          84,400        5,591,500
                                                                    ------------
                                                                       9,316,504
TELECOMMUNICATIONS EQUIPMENT &
  SERVICES - 2.96%
Corning, Inc.                                           148,000        1,320,160
Nokia Corp., ADR *                                      468,700       11,497,211
Nortel Networks Corp. (a)                               199,500        1,496,250
QUALCOMM, Inc. *                                         17,600          888,800
Telefonaktiebolaget LM Ericsson, ADR,
  Class B                                                94,500          493,290
Williams Communications
  Group, Inc. * (a)                                     149,410          351,113
                                                                    ------------
                                                                      16,046,824
TELEPHONE - 0.82%
AT&T Corp. *                                            109,100        1,979,074
SBC Communications, Inc.                                 62,700        2,455,959
WorldCom, Inc.-MCI Group (a)                              1,401           17,793
                                                                    ------------
                                                                       4,452,826
TOBACCO - 0.60%
Philip Morris Companies, Inc.                            70,500        3,232,425
                                                                    ------------
TOYS, AMUSEMENTS & SPORTING GOODS - 0.26%
Hasbro, Inc. *                                           86,400        1,402,272
                                                                    ------------
TRAVEL SERVICES - 0.41%
Sabre Holdings, Inc. *                                   53,000        2,244,550
                                                                    ------------
TRUCKING & FREIGHT - 0.47%
Navistar International Corp. *                           64,800        2,559,600
                                                                    ------------
TOTAL COMMON STOCK
(Cost: $489,701,873)                                                $496,836,979
                                                                    ------------

                                                        SHARES          VALUE
                                                        ------          -----
PREFERRED STOCK - 0.22%
FINANCIAL SERVICES - 0.22%
Equity Securities Trust I, Series CVC                   27,500        $1,223,750
                                                                      ----------
TOTAL PREFERRED STOCK
(Cost: $996,775)                                                      $1,223,750
                                                                      ----------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          ------         -----
CONVERTIBLE BONDS - 1.07%
INTERNET RETAIL - 0.32%
Amazon.com, Inc.
  4.75% due 02/01/2009 (a)                              3,504,000     $1,735,531
                                                                      ----------
MINING - 0.49%
Freeport-McMoRan Copper &
  Gold, Inc.,144A, 8.25% due
  01/31/2006                                            2,269,000      2,670,840
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.26%
Nortel Networks Corp., 144A
    4.25% due 09/01/2008                                1,437,000      1,390,729
                                                                      ----------
TOTAL CONVERTIBLE BONDS
(Cost: $6,026,680)                                                    $5,797,100
                                                                      ----------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                     ------            -----
SHORT TERM INVESTMENTS - 3.88%
Navigator Securities Lending
  Trust, 2.25%                                    $ 21,063,402      $ 21,063,402
                                                                    ------------
REPURCHASE AGREEMENTS - 3.28%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85% to be
  repurchased at $17,777,839
  on 01/02/2002,
  collateralized by
  $17,295,000 U.S. Treasury
  Bonds, 6.13% due 11/15/2027
  (valued at $18,134,914,
  including interest)                             $ 17,777,000      $ 17,777,000
                                                                    ------------
TOTAL INVESTMENTS (U.S. LARGE CAP VALUE
TRUST)  (Cost: $535,565,730)                                        $542,698,231
                                                                    ============


EQUITY-INCOME TRUST

                                                      SHARES            VALUE
                                                      ------            -----
COMMON STOCK - 93.18%
AEROSPACE - 4.74%
Honeywell International, Inc. *                       604,900        $20,457,718
Lockheed Martin Corp.                                 368,300         17,188,561
Raytheon Company * (a)                                196,500          6,380,355
Rockwell Collins, Inc. *                              462,000          9,009,000
Textron, Inc. *                                        76,800          3,184,128
                                                                     -----------
                                                                      56,219,762
AMUSEMENT & THEME PARKS - 1.24%
The Walt Disney Company *                             709,900         14,709,128
                                                                     -----------
AUTO PARTS - 1.83%
Eaton Corp.                                            90,000          6,696,900
Genuine Parts Company *                               320,450         11,760,515
TRW, Inc. *                                            87,500          3,241,000
                                                                     -----------
                                                                      21,698,415
AUTOMOBILES - 0.41%
Ford Motor Company *                                  310,500          4,881,060
                                                                     -----------
BANKING - 4.77%
Bank One Corp.                                        430,300         16,803,215


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES          VALUE
                                                        ------          -----
BANKING - CONTINUED
FleetBoston Financial Corp.                             449,860      $16,419,890
Mercantile Bankshares Corp. * (a)                       187,450        8,067,848
National City Corp.                                     224,600        6,567,304
Wells Fargo & Company                                   199,700        8,676,965
                                                                     -----------
                                                                      56,535,222
BUILDING MATERIALS & CONSTRUCTION - 0.03%
Armstrong Holdings, Inc. * (a)                           90,300          307,923
                                                                     -----------
BUSINESS SERVICES - 1.28%
Dun & Bradstreet Corp. *                                151,150        5,335,595
R.R. Donnelley & Sons Company *                         240,600        7,143,414
Unisys Corp. *                                          217,000        2,721,180
                                                                     -----------
                                                                      15,200,189
CHEMICALS - 2.73%
Dow Chemical Company                                    230,200        7,776,156
E.I. Du Pont De Nemours & Company                       318,500       13,539,435
Great Lakes Chemical Corp. (a)                          260,000        6,312,800
Hercules, Inc. *                                        472,200        4,722,000
                                                                     -----------
                                                                      32,350,391
COMPUTERS & BUSINESS EQUIPMENT - 1.05%
Compaq Computer Corp. *                                 509,900        4,976,624
Hewlett-Packard Company                                 267,600        5,496,504
Xerox Corp. * (a)                                       189,700        1,976,674
                                                                     -----------
                                                                      12,449,802
CONSTRUCTION & MINING EQUIPMENT - 0.43%
The Stanley Works *                                     109,400        5,094,758
                                                                     -----------
COSMETICS & TOILETRIES - 3.49%
Gillette Company                                        360,800       12,050,720
International Flavors &
  Fragrances, Inc.                                      347,000       10,309,370
Kimberly-Clark Corp. *                                  117,300        7,014,540
Procter & Gamble Company *                              151,500       11,988,195
                                                                     -----------
                                                                      41,362,825
DOMESTIC OIL - 2.07%
Amerada Hess Corp.                                      190,700       11,918,750
Unocal Corp. *                                          348,900       12,584,823
                                                                     -----------
                                                                      24,503,573
DRUGS & HEALTH CARE - 3.96%
Abbott Laboratories                                     183,800       10,246,850
American Home Products Corp. *                          294,000       18,039,840
Becton Dickinson & Company *                            192,500        6,381,375
Bristol-Myers Squibb Company *                          240,200       12,250,200
                                                                     -----------
                                                                      46,918,265
ELECTRICAL EQUIPMENT - 2.38%
Cooper Industries, Inc.                                 218,100        7,616,052
General Electric Company *                              306,200       12,272,496
Hubbell, Inc., Class B (a)                              284,400        8,355,672
                                                                     -----------
                                                                      28,244,220
ELECTRIC UTILITIES - 2.94%
Constellation Energy Group, Inc. *                      430,500       11,429,775
Duke Energy Company *                                   143,900        5,649,514
Exelon Corp. *                                          146,325        7,006,041
FirstEnergy Corp. *                                     196,375        6,869,198
Niagara Mohawk Holdings, Inc. *                         218,400        3,872,232
                                                                     -----------
                                                                      34,826,760
ELECTRONICS - 0.46%
Rockwell International Corp. *                          305,200      $ 5,450,872
                                                                     -----------
FINANCIAL SERVICES - 7.30%
American Express Company *                              348,300       12,430,827
Bank of America Corp.                                   164,900       10,380,455
Citigroup, Inc.                                         294,464       14,864,543
Federal National Mortgage
  Association *                                         152,500       12,123,750
J.P. Morgan Chase & Company                             321,300       11,679,255
Mellon Financial Corp.                                  439,200       16,522,704
Moodys Corp.                                            216,000        8,609,760
                                                                     -----------
                                                                      86,611,294
FOOD & BEVERAGES - 3.07%
Campbell Soup Company *                                 328,600        9,815,282
General Mills, Inc. *                                   168,600        8,768,886
Hershey Foods Corp.                                     162,400       10,994,480
Kellogg Company *                                        76,500        2,302,650
McCormick & Company, Inc. *                             109,000        4,574,730
                                                                     -----------
                                                                      36,456,028
GAS & PIPELINE UTILITIES - 0.21%
NiSource, Inc. *                                        110,100        2,538,906
                                                                     -----------
HOTELS & RESTAURANTS - 2.51%
Hilton Hotels Corp. *                                   606,100        6,618,612
McDonalds Corp.
Starwood Hotels & Resorts                               382,100       10,114,187
  Worldwide, Inc. SBI, Class B                          436,071       13,016,719
                                                                     -----------
                                                                      29,749,518
HOUSEHOLD APPLIANCES - 0.35%
Black & Decker Corp. *                                  108,500        4,093,705
                                                                     -----------
HOUSEHOLD PRODUCTS - 1.78%
Fortune Brands, Inc. *                                  311,100       12,316,449
The Clorox Company * (a)                                222,700        8,807,785
                                                                     -----------
                                                                      21,124,234
INDUSTRIAL MACHINERY - 0.93%
Pall Corp. *                                            459,000       11,043,540
                                                                     -----------
INSURANCE - 5.49%
American International Group, Inc                       144,661       11,486,083
Aon Corp.                                               196,200        6,969,024
Chubb Corp. *                                           175,100       12,081,900
Lincoln National Corp. *                                125,600        6,100,392
Prudential Financial, Inc. *                             58,400        1,938,296
SAFECO Corp. *                                          326,800       10,179,820
St. Paul Companies, Inc. *                              105,548        4,640,946
UNUMProvident Corp. *                                   441,600       11,706,816
                                                                     -----------
                                                                      65,103,277
INTERNATIONAL OIL - 1.50%
Royal Dutch Petroleum Company-NY Shares                 234,000       11,470,680
USX-Marathon Oil Corp. *                                210,500        6,315,000
                                                                     -----------
                                                                      17,785,680
LIQUOR - 0.83%
Brown Forman Corp., Class B                             157,200        9,840,720
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES          VALUE
                                                      ------          -----
MANUFACTURING - 1.37%
Minnesota Mining & Manufacturing Company              137,000     $   16,194,770
                                                                  --------------
METAL & METAL PRODUCTS - 0.15%
Inco, Ltd. * (a)                                      106,100          1,797,334
                                                                  --------------
MINING - 0.20%
Phelps Dodge Corp. (a)                                 73,100          2,368,440
                                                                  --------------
NEWSPAPERS - 1.92%
Dow Jones & Company, Inc. *                           164,800          9,019,504
Knight-Ridder, Inc. (a)                               212,600         13,804,118
                                                                  --------------
                                                                      22,823,622
PAPER - 1.74%
International Paper Company                           407,455         16,440,809
Mead Corp.                                            135,800          4,194,862
                                                                  --------------
                                                                      20,635,671
PETROLEUM SERVICES - 6.78%
Baker Hughes, Inc.                                    138,900          5,065,683
BP PLC, ADR                                           421,060         19,583,500
ChevronTexaco Corp.                                   327,367         29,335,357
Exxon Mobil Corp.                                     671,290         26,381,697
                                                                  --------------
                                                                      80,366,237
PHARMACEUTICALS - 1.85%
Merck & Company, Inc.                                 218,500         12,847,800
Schering-Plough Corp.                                 253,100          9,063,511
                                                                  --------------
                                                                      21,911,311
PHOTOGRAPHY - 0.78%
Eastman Kodak Company * (a)                           314,500          9,255,735
                                                                  --------------
PUBLISHING - 0.89%
McGraw-Hill Companies, Inc.                            54,600          3,329,508
Readers Digest Association, Inc.,
  Class A *                                           312,500          7,212,500
                                                                  --------------
                                                                      10,542,008
RAILROADS & EQUIPMENT - 2.39%
Norfolk Southern Corp. *                              479,900          8,796,567
Union Pacific Corp. *                                 342,500         19,522,500
                                                                  --------------
                                                                      28,319,067
REAL ESTATE - 1.40%
Rouse Company *                                       263,400          7,714,986
Simon Property Group, Inc. *                          301,300          8,837,129
                                                                  --------------
                                                                      16,552,115
RETAIL TRADE - 2.20%
J. C. Penney, Inc.                                    164,300          4,419,670
May Department Stores, Inc. *                         286,650         10,600,317
Toys R Us, Inc.                                       534,300         11,081,382
                                                                  --------------
                                                                      26,101,369
SANITARY SERVICES - 1.40%
Waste Management, Inc. *                              518,932         16,559,120
                                                                  --------------
SEMICONDUCTORS - 2.31%
Agere Systems, Inc., Class A *                        732,100     $    4,165,649
Alltel Corp.                                          234,800         14,494,204
Texas Instruments, Inc. *                             310,300          8,688,400
                                                                  --------------
                                                                      27,348,253
SOFTWARE - 0.65%
Microsoft Corp.                                       116,700          7,731,375
                                                                  --------------
TELECOMMUNICATIONS EQUIPMENT
  & SERVICES - 1.19%
Corning, Inc.                                         263,300          2,348,636
Lucent Technologies, Inc.                             577,600          3,633,104
Lucent Technologies, Inc. 144A                          6,900            790,913
Motorola, Inc.                                        492,300          7,394,346
                                                                  --------------
                                                                      14,166,999
TELEPHONE - 5.65%
AT&T Corp. *                                          466,450          8,461,403
BellSouth Corp.                                       274,300         10,464,545
Qwest Communications International,
  Inc. *                                              656,500          9,276,345
SBC Communications, Inc.                              374,264         14,659,921
Sprint Corp. (FON Group)                              380,700          7,644,456
Verizon Communications, Inc. *                        348,036         16,517,788
                                                                  --------------
                                                                      67,024,458
TOBACCO - 1.79%
Philip Morris Companies, Inc.                         163,800          7,510,230
UST, Inc. *                                           393,200         13,762,000
                                                                  --------------
                                                                      21,272,230
TOYS, AMUSEMENTS & SPORTING GOODS - 0.74%
Hasbro, Inc. *                                        543,500          8,821,005
                                                                  --------------

TOTAL COMMON STOCK
(Cost: $1,045,419,352)                                            $1,104,891,186
                                                                  --------------


                                                 PRINCIPAL
                                                   AMOUNT             VALUE
                                                   ------             -----
SHORT TERM INVESTMENTS - 5.75%
Navigator Securities Lending
  Trust, 2.25%                                 $   36,696,677     $   36,696,677
T. Rowe Price Reserve
  Investment Fund                                  31,488,691         31,488,691
                                                                  --------------
                                                                  $   68,185,368
REPURCHASE AGREEMENTS - 1.07%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85%, to be
  repurchased at $12,674,598
  on 01/02/2002,
  collateralized by $9,150,000
  U.S. Treasury Bonds, 9.88%
  due 11/15/2015 (valued at
  $12,931,960, including
  interest)                                    $   12,674,000     $   12,674,000
                                                                  --------------
TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
(Cost: $1,126,278,720)                                            $1,185,750,554
                                                                  ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


INCOME & VALUE TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCK - 61.02%
ADVERTISING - 0.49%
Interpublic Group Companies, Inc. *                       41,500    $  1,225,910
TMP Worldwide, Inc. * (a)                                 43,900       1,883,310
                                                                    ------------
                                                                       3,109,220
AEROSPACE - 0.92%
United Technologies Corp. *                               90,000       5,816,700
                                                                    ------------

ALUMINUM - 0.16%
Alcoa, Inc.                                               29,000       1,030,950
                                                                    ------------

AMUSEMENT & THEME PARKS - 0.25%
The Walt Disney Company *                                 76,100       1,576,792
                                                                    ------------

APPAREL & TEXTILES - 0.49%
V.F. Corp. *                                              79,400       3,097,394
                                                                    ------------

BANKING - 1.87%
Bank One Corp.                                           191,400       7,474,170
Wells Fargo & Company                                    100,500       4,366,725
                                                                    ------------
                                                                      11,840,895
BIOTECHNOLOGY - 1.02%
Applera Corp.-Applied Biosystems Group *                 165,500       6,499,185
                                                                    ------------

BROADCASTING - 2.93%
Cablevision Systems Corp., Class A (a)                    81,000       3,843,450
Cablevision Systems Corp.-Rainbow
   Media Group * (a)                                      87,950       2,172,365
Cox Communications, Inc., Class A *                       68,000       2,849,880
Fox Entertainment Group, Inc., Class A *                  15,900         421,827
Liberty Media Corp., Series A *                          372,500       5,215,000
Viacom, Inc., Class A                                     92,000       4,071,000
                                                                    ------------
                                                                      18,573,522
BUSINESS SERVICES - 2.09%
Fluor Corp. *                                             97,700       3,653,980
Kinder Morgan Management LLC                              42,633       1,615,791
Robert Half International, Inc. *                         61,500       1,642,050
Tyco International, Ltd. *                               108,100       6,367,090
                                                                    ------------
                                                                      13,278,911
CABLE AND TELEVISION - 0.68%
USA Networks, Inc. *                                     158,300       4,323,173
                                                                    ------------

CHEMICALS - 0.34%
Air Products & Chemicals, Inc.,                           36,900       1,730,979
Dow Chemical Company                                      12,000         405,360
                                                                    ------------
                                                                       2,136,339
CELLULAR COMMUNICATIONS - 0.75%
Nextel International, Inc.,144A                              576             959
Sprint Corp. (PCS Group), Series 1 * (a)                 193,800       4,730,658
                                                                    ------------
                                                                       4,731,617
COMPUTERS & BUSINESS EQUIPMENT - 1.70%
Brocade Communications Systems, Inc. * (a)                30,500       1,010,160
Cisco Systems, Inc. *                                    321,000       5,813,310
Compaq Computer Corp. *                                   89,200         870,592
Hewlett-Packard Company                                   83,000       1,704,820
IBM Corp. *                                               11,300       1,366,848
                                                                    ------------
                                                                      10,765,730

COSMETICS & TOILETRIES - 0.17%
Avon Products, Inc.                                       22,700    $  1,055,550
                                                                    ------------

DOMESTIC OIL - 0.41%
Unocal Corp. *                                            71,500       2,579,005
                                                                    ------------

DRUGS & HEALTH CARE - 4.48%
Astrazeneca PLC, ADR                                     239,100      11,142,060
Becton Dickinson & Company *                              63,454       2,103,500
Guidant Corp. *                                          144,563       7,199,237
Medtronic, Inc.                                          116,000       5,940,360
Quintiles Transnational Corp. *                          126,000       2,022,300
                                                                    ------------
                                                                      28,407,457
ELECTRICAL EQUIPMENT - 1.62%
Emerson Electric Company                                  60,400       3,448,840
General Electric Company *                               144,700       5,799,576
Sony Corp., ADR *                                         22,200       1,001,220
                                                                    ------------
                                                                      10,249,636
ELECTRIC UTILITIES - 1.51%
Cinergy Corp.                                             32,700       1,093,161
Edison International *                                   229,500       3,465,450
The AES Corp. *                                          306,500       5,011,275
                                                                    ------------
                                                                       9,569,886
ELECTRONICS - 1.19%
Agilent Technologies, Inc. *                             116,026       3,307,901
General Motors Corp., Class H *                          123,500       1,908,075
Koninklijke Philips Electronics NV *                      53,100       1,545,741
Linear Technology Corp.                                   20,200         788,608
                                                                    ------------
                                                                       7,550,325
ENERGY - 0.25%
NRG Energy, Inc. *                                       100,800       1,562,400
                                                                    ------------

FINANCIAL SERVICES - 5.96%
Americredit Corp. * (a)                                   27,900         880,245
Bank of America Corp.                                     49,400       3,109,730
Citigroup, Inc.                                           71,822       3,625,575
Household International, Inc.                             45,000       2,607,300
J.P. Morgan Chase & Company                              101,500       3,689,525
The Goldman Sachs Group, Inc. *                           14,000       1,298,500
USA Education, Inc.                                      162,000      13,611,241
Washington Mutual, Inc. *                                274,800       8,985,960
                                                                    ------------
                                                                      37,808,076
FOOD & BEVERAGES - 3.28%
Campbell Soup Company *                                  183,799       5,490,076
General Mills, Inc. *                                     52,700       2,740,927
H.J. Heinz Company                                        71,100       2,923,632
Kellogg Company *                                        192,500       5,794,250
Kraft Foods, Inc., Class A                                31,900       1,085,557
PepsiCo, Inc.                                             57,600       2,804,544
                                                                    ------------
                                                                      20,838,986
GAS & PIPELINE UTILITIES - 0.92%
NiSource, Inc. *                                          40,200         927,012
Williams Companies, Inc. *                               192,800       4,920,256
                                                                    ------------
                                                                       5,847,268
HOLDINGS COMPANIES/CONGLOMERATES - 0.60%
Berkshire Hathaway, Inc., Class A * (a)                       50       3,780,000
                                                                    ------------

HOTELS & RESTAURANTS - 0.23%
McDonalds Corp.                                           55,000       1,455,850
                                                                    ------------




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                       SHARES          VALUE
                                                       ------          -----
HOUSEHOLD PRODUCTS - 0.33%
The Clorox Company *                                      53,600    $  2,119,880
                                                                    ------------

INDUSTRIAL MACHINERY - 0.25%
Dover Corp.                                               43,000       1,594,010
                                                                    ------------

INSURANCE - 2.34%
ACE, Ltd. *                                                6,100         244,915
American International Group, Inc.                        23,875       1,895,675
Cincinnati Financial Corp. *                              48,700       1,857,905
Hartford Financial Services Group, Inc.                   26,700       1,677,561
The Allstate Corp.                                        65,400       2,203,980
The PMI Group, Inc.                                       31,800       2,130,918
The Principal Financial Group, Inc. * (a)                 19,600         470,400
XL Capital, Ltd., Class A *                               47,500       4,339,600
                                                                    ------------
                                                                      14,820,954
INTERNATIONAL OIL - 1.00%
Royal Dutch Petroleum Company-NY Shares *                 56,400       2,764,728
Shell Transport & Trading Company PLC, ADR *              86,500       3,585,425
                                                                    ------------
                                                                       6,350,153
INTERNET CONTENT - 0.17%
DoubleClick, Inc.                                         93,300       1,058,022
                                                                    ------------

INTERNET SOFTWARE - 0.68%
Macromedia, Inc. * (a)                                    58,400       1,039,520
VeriSign, Inc. * (a)                                      85,500       3,252,420
                                                                    ------------
                                                                       4,291,940
LEISURE TIME - 1.19%
AOL Time Warner, Inc. *                                  134,400       4,314,240
Carnival Corp., Class A                                   95,300       2,676,024
Vivendi Universal, ADR (a)                                10,600         570,174
                                                                    ------------
                                                                       7,560,438
LIQUOR - 0.47%
Anheuser-Busch Companies, Inc.                            65,400       2,956,734
                                                                    ------------

MANUFACTURING - 0.60%
Illinois Tool Works, Inc. *                               56,600       3,832,952
                                                                    ------------

PAPER - 0.17%
Bowater, Inc. *                                           22,500       1,073,250
                                                                    ------------

PETROLEUM SERVICES - 2.65%
Baker Hughes, Inc.                                       152,200       5,550,734
BJ Services Company *                                     26,700         866,415
Exxon Mobil Corp.                                        154,400       6,067,920
Schlumberger, Ltd. *                                      30,000       1,648,500
Transocean Sedco Forex, Inc. *                            33,500       1,132,970
Weatherford International, Inc. *                         41,900       1,561,194
                                                                    ------------
                                                                      16,827,733
PHARMACEUTICALS - 3.08%
Eli Lilly & Company *                                     18,700       1,468,698
Forest Laboratories, Inc. *                               78,100       6,400,295
Pfizer, Inc.                                             293,600      11,699,960
                                                                    ------------
                                                                      19,568,953
PUBLISHING - 0.22%
Gannett, Inc. *                                           20,700       1,391,661
                                                                    ------------

RAILROADS & EQUIPMENT - 0.18%
Union Pacific Corp. *                                     20,500       1,168,500
                                                                    ------------

REAL ESTATE - 0.87%
IndyMac Mortgage Holdings, Inc.                          236,300    $  5,524,694
                                                                    ------------

RETAIL TRADE - 1.98%
Dollar General Corp. *                                    72,800       1,084,720
Lowe's Companies, Inc.                                   181,800       8,437,338
Wal-Mart Stores, Inc.                                     26,500       1,525,075
Williams-Sonoma, Inc. * (a)                               35,400       1,518,660
                                                                    ------------
                                                                      12,565,793
SANITARY SERVICES - 0.20%
Ecolab, Inc. *                                            31,500       1,267,875
                                                                    ------------

SEMICONDUCTORS - 5.15%
Altera Corp. *                                            57,900       1,228,638
Applied Materials, Inc. *                                211,700       8,489,170
Applied Micro Circuits Corp. *                           105,100       1,189,732
ASM Lithography Holding NV * (a)                          73,100       1,246,355
Broadcom Corp., Class A * (a)                             30,700       1,254,709
Credence Systems Corp.                                    38,500         714,945
Intel Corp. *                                             61,600       1,937,320
Intersil Corp., Class A *                                 12,600         406,350
KLA-Tencor Corp. *                                        98,600       4,886,616
Novellus Systems, Inc. *                                  31,300       1,234,785
PMC-Sierra, Inc. (a)                                      95,200       2,023,952
Teradyne, Inc. *                                         151,500       4,566,210
Texas Instruments, Inc. *                                 87,850       2,459,800
Xilinx, Inc.                                              26,600       1,038,730
                                                                    ------------
                                                                      32,677,312
SOFTWARE - 1.20%
Cadence Design Systems, Inc. *                            49,100       1,076,272
Checkfree Corp. (a)                                      102,000       1,836,000
Micromuse, Inc. * (a)                                      7,900         118,500
Microsoft Corp.                                           69,000       4,571,250
                                                                    ------------
                                                                       7,602,022

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.00%
Corning, Inc.                                            121,500       1,083,780
Nokia Corp., ADR *                                       374,300       9,181,579
Nortel Networks Corp.                                    163,500       1,226,250
QUALCOMM, Inc. *                                          15,000         757,500
Telefonaktiebolaget LM Ericsson,
   ADR, Class B                                           85,000         443,700
                                                                    ------------
                                                                      12,692,809
TELEPHONE - 0.52%
AT&T Corp. *,                                             90,900       1,648,926
SBC Communications, Inc.                                  41,800       1,637,306
                                                                    ------------
                                                                       3,286,232
TOBACCO - 0.41%
Philip Morris Companies, Inc.                             57,300       2,627,205
                                                                    ------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.50%
Hasbro, Inc. *                                           194,400       3,155,112
                                                                    ------------

TRAVEL SERVICES - 0.24%
Sabre Holdings, Inc. *                                    36,700       1,554,245
                                                                    ------------

TRUCKING & FREIGHT - 0.31%
Navistar International Corp. *                            50,000       1,975,000
                                                                    ------------

TOTAL COMMON STOCK
(Cost: $375,995,263)                                                $387,028,345
                                                                    ------------




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                       SHARES          VALUE
                                                       ------          -----
PREFERRED STOCK - 0.17%
FINANCIAL SERVICES - 0.17%
Equity Securities Trust I, Series CVC                     23,800    $  1,059,100
                                                                    ------------
TOTAL PREFERRED STOCK
(Cost: $862,731)                                                    $  1,059,100
                                                                    ------------


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
U.S. TREASURY OBLIGATIONS - 5.77%
U.S. TREASURY BONDS - 1.34%
5.25% due 02/15/2029 (a)                            $  4,250,000    $  3,979,062
6.25% due 05/15/2030                                     335,000         362,534
6.625% due 02/15/2027                                    292,000         324,666
7.875% due 02/15/2021 (a)                              2,500,000       3,109,775
8.00% due 11/15/2021 (a)                                 180,000         227,869
8.50% due 02/15/2020 (a)                                 385,000         503,688
                                                                    ------------
                                                                       8,507,594
U.S. TREASURY NOTES - 4.43%
5.00% due 02/15/2011 (a)                                 275,000         273,969
5.25% due 08/15/2003 (a)                                 750,000         779,880
5.625% due 05/15/2008 (a)                              4,890,000       5,123,057
5.75% due 08/15/2010 (a)                               4,300,000       4,510,958
5.875% due 02/15/2004 (a)                                 70,000          73,872
6.125% due 08/15/2007 (a)                                265,000         284,875
6.25% due 02/15/2003 - 02/15/2007 (a)                 15,765,000      16,618,375
6.75% due 05/15/2005 (a)                                 390,000         424,004
                                                                    ------------
                                                                      28,088,990

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $36,444,215)                                                 $ 36,596,584
                                                                    ------------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.67%
FEDERAL HOME LOAN BANK - 0.16%
5.25% due 02/13/2004                                   1,000,000       1,035,780
                                                                    ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.23%
4.50% due 06/15/2003 (a)                                 466,000         477,725
5.125% due 10/15/2008 (a)                                285,000         281,392
6.00% due 08/01/2016                                     720,982         723,909
                                                                    ------------
                                                                       1,483,026
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.14%
5.125% due 02/13/2004 (a)                              1,500,000       1,551,330
6.00% due 12/15/2005 - 06/01/2016 (a)                  3,888,748       3,973,280
6.00% TBA **                                           3,937,000       3,849,638
6.25% due 05/15/2029 (a)                               1,750,000       1,742,615
6.50% due 06/01/2014 - 11/01/2031                      8,386,440       8,429,567
6.50% due 06/01/2031                                   6,913,832       6,913,832
6.625% due 11/15/2010                                    360,000         382,612
7.00% due 09/01/2031 - 12/01/2031                      6,849,998       6,978,436
7.125% due 01/15/2030 (a)                                244,000         270,765
7.50% due 09/01/2029 - 10/01/2031                      4,008,667       4,138,571
7.50% due 05/01/2031                                     665,103         686,299
                                                                    ------------
                                                                      38,916,945
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.14%
6.00% due 02/15/2029 - 06/15/2029                      2,483,917       2,438,623
6.50% due 05/15/2029 - 06/15/2029                      8,131,303       8,159,193
7.00% due 04/15/2029                                   1,912,570       1,953,212
8.00% due 06/15/2027 - 04/15/2029                        945,241         994,178
                                                                    ------------
                                                                      13,545,206

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $54,404,554)                                                 $ 54,980,957
                                                                    ------------


FOREIGN GOVERNMENT OBLIGATIONS - 0.07%
GOVERNMENT OF MEXICO - 0.07%
8.625% due 03/12/2008                                    195,000         209,391
9.875% due 02/01/2010                                    195,000         217,795
                                                                    ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $420,761)                                                    $    427,186
                                                                    ------------

CORPORATE BONDS - 7.19%
AIR TRAVEL - 0.14%
American Airlines, Inc.,
   Series 2001-2, Class B, 144A,                         220,000         220,251
   8.608% due 04/01/2011
   Series 2001-1, Class A-2,
   144A, 6.817% due 05/23/2011                            70,000          64,224
Delta Air Lines, Inc.,
   Series 2001-1, Class A-2,
   7.111% due 03/18/2013                                 125,000         119,265
US Airways, Series 2000-3, Class G,
   7.89% due 03/01/2019                                  495,537         496,969
                                                                    ------------
                                                                         900,709
APPAREL & TEXTILES - 0.03% VF Corp.,
   8.10% due 10/01/2005                                  200,000         210,426
                                                                    ------------

AUTO SERVICES - 0.03%
Hertz Corp.,
   7.625% due 08/15/2007                                 200,000         204,546
                                                                    ------------

AUTOMOBILES - 0.01%
Ford Motor Company,
   7.45% due 07/16/2031                                   50,000          45,876
                                                                    ------------

BANKING - 0.31%
Bank of America Corp.,
   7.125% due 09/15/2006                                 375,000         403,361
Capital One Bank,
   6.875% due 02/01/2006                                 300,000         292,137
   8.25% due 06/15/2005                                  750,000         766,012
Capital One Financial Corp.,
   7.25% due 05/01/2006                                  250,000         241,165
First Union National Bank,
   7.80% due 08/18/2010                                  250,000         274,088
                                                                    ------------
                                                                       1,976,763
BROADCASTING - 0.79%
Acme Television/Finance, Series B,
   10.875% due 09/30/2004                                500,000         480,000
Adelphia Communications Corp.,
   10.25% due 06/15/2011                                 300,000         297,000
CBS Corp.,
   7.15% due 05/20/2005                                  500,000         527,700
Charter Communications Holdings,
   10.00% due 05/15/2011                               1,000,000       1,005,000




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
BROADCASTING - CONTINUED
Clear Channel Communications,
   7.65% due 09/15/2010                             $    250,000    $    258,100
   7.875% due 06/15/2005                                 190,000         198,935
Cox Radio, Inc.,
   6.375% due 05/15/2005                               1,000,000         992,330
Fox/Liberty Networks LLC,
   8.875% due 08/15/2007                                 625,000         650,000
Viacom, Inc.,
   7.70% due 07/30/2010                                  370,000         402,834
Young Broadcasting, Inc., Series B,
   8.75% due 06/15/2007                                  250,000         228,125
                                                                    ------------
                                                                       5,040,024
BUSINESS SERVICES - 0.14%
Comcast Cable Communications,
   7.125% due 06/15/2013                                 190,000         194,262
Williams Companies, Inc.,
   6.50% due 12/01/2008                                  750,000         724,710
                                                                    ------------
                                                                         918,972
CABLE AND TELEVISION - 0.29%
Telemundo Holdings, Inc., Series D,
   zero coupon due 08/15/2003 due 08/15/2008             475,000         446,500
Univision Communications, Inc.,
   7.85% due 07/15/2011                                1,350,000       1,364,665
                                                                    ------------
                                                                       1,811,165
CELLULAR COMMUNICATIONS - 0.55%
Cingular Wireless LLC, 144A,
   7.125% due 12/15/2031                                 250,000         252,153
   6.50% due 12/15/2011                                  250,000         251,975
Nextel Communications, Inc.,
   12.00% due 11/01/2008                               1,750,000       1,526,875
Nextel Partners, Inc.,
   11.00% due 03/15/2010                               1,075,000         870,750
Telus Corp.,
   7.50% due 06/01/2007                                  550,000         572,489
                                                                    ------------
                                                                       3,474,242
ELECTRICAL EQUIPMENT - 0.12%
Peco Energy Company, 144A,
   5.95% due 11/01/2011                                   80,000          77,743
Progress Energy, Inc.,
   5.85% due 10/30/2008                                  670,000         654,322
                                                                    ------------
                                                                         732,065
ELECTRIC UTILITIES - 0.21%
Coastal Corp.,
   6.50% due 06/01/2008                                1,250,000       1,212,488
Edison Mission,
   9.875% due 04/15/2011                                 120,000         125,018
                                                                    ------------
                                                                       1,337,506
FINANCIAL SERVICES - 1.22%
AIG Sunamerica Global Financing
   VII, 144A, 5.85% due 08/01/2008                       250,000         251,562
Associates Corp. of North America,
   5.75% due 11/01/2003                                1,000,000       1,041,270
Ford Motor Credit Company,
   FRN 4.225% due 10/25/2004                             300,000         301,089
   5.80% due 01/12/2009                                1,750,000       1,586,182
   7.25% due 10/25/2011                                  140,000         136,349
   7.375% due 10/28/2009                                 500,000         493,640
Ford Motor Credit Company,
   7.375% due 02/01/2011                            $    150,000    $    148,020
Gemstone Investors, Ltd., 144A,
   7.71% due 10/31/2004                                  700,000         680,427
General Motors Acceptance Corp.,
   6.125% due 09/15/2006                                 225,000         222,649
   6.875% due 09/15/2011                                 100,000          97,805
Household Finance Corp.,
   6.40% due 06/17/2008                                2,350,000       2,346,475
   8.00% due 05/09/2005                                  400,000         430,364
                                                                    ------------
                                                                       7,735,832
FOOD & BEVERAGES - 0.40%
ConAgra Foods, Inc.,
   7.875% due 09/15/2010                                 375,000         415,260
Delhaize America, Inc.,
   9.00% due 04/15/2031                                  320,000         383,571
Kellogg Company, Series B,
   6.60% due 04/01/2011                                  150,000         153,932
Kroger Company,
   6.80% due 04/01/2011                                  750,000         764,512
   7.50% due 04/01/2031                                  300,000         311,772
Nabisco, Inc.,
   7.55% due 06/15/2015                                  480,000         529,666
                                                                    ------------
                                                                       2,558,713
GAS & PIPELINE UTILITIES - 0.14%
El Paso Energy Corp.,
   7.80% due 08/01/2031                                  250,000         247,840
Williams Companies, Inc.,
   144A, FRN 3.145% due 07/31/2002                       320,000         320,267
   7.125% due 09/01/2011                                 300,000         296,742
                                                                    ------------
                                                                         864,849
HEALTHCARE SERVICES - 0.10%
Aetna, Inc.,
   7.375% due 03/01/2006                                 495,000         497,416
Humana, Inc.,
   7.25% due 08/01/2006                                  120,000         120,763
                                                                    ------------
                                                                         618,179
HOTELS & RESTAURANTS - 0.05%
Harrahs Operating Company,  Inc.,
   7.125% due 06/01/2007                                 300,000         303,577
                                                                    ------------

HOUSEHOLD APPLIANCES - 0.12%
Koninklijke Philips Electronics NV,
   7.20% due 06/01/2026                                  750,000         770,272
                                                                    ------------

INDUSTRIALS - 0.04%
Raytheon Company,
   8.30% due 03/01/2010                                  200,000         223,028
                                                                    ------------

INSURANCE - 0.10%
Prudential Financial, 144A,
   6.375% due 07/23/2006                                 100,000         103,126
Unumprovident Corp.,
   7.625% due 03/01/2011                                 500,000         519,395
                                                                    ------------
                                                                         622,521




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
LEISURE TIME - 0.04%
Royal Caribbean Cruises Ltd.,
   7.00% due 10/15/2007                             $    300,000    $    238,500
                                                                    ------------

PAPER - 0.13%
Bowater Canada Finance Corp., 144A,
   7.95% due 11/15/2011                                  550,000         554,043
Georgia-Pacific Corp.,
   8.125% due 05/15/2011                                 125,000         122,476
International Paper Company,
   6.75% due 09/01/2011                                  175,000         176,223
                                                                    ------------
                                                                         852,742
PUBLISHING - 0.50%
Belo A.H. Corp.,
   7.125% due 06/01/2007                                 720,000         711,425
Belo Corp.,
   7.75% due 06/01/2027                                   30,000          26,341
Time Warner, Inc.,
   7.25% due 10/15/2017                                  250,000         255,275
   7.57% due 02/01/2024                                1,000,000       1,034,330
   8.18% due 08/15/2007                                1,000,000       1,118,350
                                                                    ------------
                                                                       3,145,721
REAL ESTATE - 0.04%
EOP Operating LP,
   7.75% due 11/15/2007                                  250,000         266,960
                                                                    ------------

RETAIL TRADE - 0.11%
Federated Department Stores, Inc.,
   6.625% due 09/01/2008                                 240,000         239,213
   6.625% due 04/01/2011                                 375,000         368,494
Gap, Inc., 144A,
   8.80% due 12/15/2008                                  110,000          96,248
                                                                    ------------
                                                                         703,955
SANITARY SERVICES - 0.03%
Waste Management, Inc.,
   7.375% due 08/01/2010                                 170,000         174,745
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.60%
American Tower Corp.,
   9.375% due 02/01/2009                                 375,000         297,188
Centennial Cellular Operating Company,
   LLC, 10.75% due 12/15/2008                            275,000         222,750
Crown Castle International Corp.,
   Step up to 10.375% due 05/15/2011                   1,500,000         941,250
   10.75% due 08/01/2011                                 500,000         488,750
Dobson Communications Corp.,
   10.875% due 07/01/2010                              1,200,000       1,260,000
France Telecom SA, 144A,
   7.75% due 03/01/2011                                  550,000         589,006
Koninklijke (Royal) KPN NV,
   8.375% due 10/01/2030                                 250,000         244,635
Nortel Networks, Ltd.,
   6.125% due 02/15/2006                                 250,000         208,075
PCCW-HKTC Capital, Ltd., 144A,
   7.75% due 11/15/2011                                   70,000          69,837
                                                                    ------------
                                                                       3,832,741
TELEPHONE - 0.68%
Liberty Media Corp.,
   7.875% due 07/15/2009                            $    875,000    $    886,524
Qwest Capital Funding, Inc.,
   7.25% due 02/15/2011                                  170,000         165,836
   7.625% due 08/03/2021                                 375,000         357,703
   7.75% due 08/15/2006                                  500,000         510,910
   7.90% due 08/15/2010                                  215,000         219,012
SBA Communications Corp.,
   10.25% due 02/01/2009                                 625,000         528,125
   Step up to 12.00% due 03/01/2008                      300,000         222,750
Vodafone Group PLC,
   7.625% due 02/15/2005                                 875,000         940,853
                                                                    ------------
                                                                       4,320,463
TOYS, AMUSEMENTS & SPORTING GOODS - 0.22%
Centurytel, Inc., Series H,
   8.375% due 10/15/2010                                 825,000         876,604
Toys R Us, Inc., 144A,
   7.625% due 08/01/2011                                 550,000         531,271
                                                                    ------------
                                                                       1,407,875
TRANSPORTATION - 0.05%
International Shipholding Corp.,
   Series B, 7.75% due 10/15/2007                        375,000         300,469
                                                                    ------------

TOTAL CORPORATE BONDS
(Cost: $46,364,019)                                                 $ 45,593,436
                                                                    ------------


CONVERTIBLE BONDS - 0.80%
INTERNET RETAIL - 0.26%
Amazon.com, Inc.,
   4.75% due 02/01/2009                                3,397,000       1,682,534
                                                                    ------------

MINING - 0.36%
Freeport-McMoRan Copper & Gold, Inc.,
   144A, 8.25% due 01/31/2006                          1,928,000       2,269,449
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.18%
Nortel Networks Corp ., 144A,,
   4.25% due 09/01/2008                                1,191,000       1,152,650
                                                                    ------------

TOTAL CONVERTIBLE BONDS
(Cost: $5,524,311)                                                  $  5,104,633
                                                                    ------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 0.92%
Chase Commercial Mortgage Securities
   Corp., Series 2000-2, Class C,
   7.928% due 07/15/2032                                 250,000         269,958
CS First Boston Mortgage Securities
   Corp., Series 2001-CF2, Class A2,
   5.935% due 02/15/2034                               1,125,000       1,152,792
DLJ Mortgage Acceptance Corp., Series
   1995-CF2, Class A1B, 144A, 6.85%
   due 12/17/2027                                        364,060         382,179
GMAC Commercial Mortgage Security,
   Inc., Series 1997-C1, Class A3,
   6.869% due 08/15/2007                                 375,000         392,479




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
Merrill Lynch Mortgage Investors, Inc.,
   Series 1995-C2, Class A1,
   6.8325% due 06/15/2021                           $    496,531    $    502,437
   Series 1997-C1, Class A3, 7.12%
   due 06/18/2029                                        375,000         397,389
Residential Funding Mortgage
   Series 2000-HI5, Class AI4, 6.94%                     500,000         521,818
   FRN due 12/25/2014
   Series 2001 HS2, Class A4,
   6.43% due 04/25/2016                                  750,000         765,835
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A, 144A,
   8.52723% due 07/15/2027                             1,325,596       1,425,427
                                                                    ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,648,583)                                                  $  5,810,314
                                                                    ------------


ASSET BACKED SECURITIES - 0.87%
Citibank Credit Card Master Trust
   I, Series 1999-1, Class A, 5.50%
   due 02/15/2006                                        375,000         386,719
Government Lease Trust, Series
   1999-GSA1, Class A2, 144A, 6.18%
   due 05/18/2005                                      2,000,000       2,079,368
GRCT Consumer Loan Trust, Series
   2001-1A, Class 2BRV, 144A,
   6.251% due 02/15/2020                                 500,000         510,625
Green Tree Financial Corp., Series
   1997-6, Class A7, 7.14% due
   01/15/2029                                            249,796         264,143
Pegasus Aviation Lease
   Securitization, Series 2000-1,
   Class A2, 144A, 8.37%  due
   03/25/2030                                            375,000         345,720
Sears Credit Account Master Trust,
   Series 1998-2, Class A, 5.25%
   due 10/16/2008                                      1,500,000       1,538,430
   Series 1999-1, Class A, 5.65%
   due 03/17/2009                                        375,000         388,594
                                                                    ------------

TOTAL ASSET BACKED SECURITIES
(Cost: $5,312,870)                                                  $  5,513,599
                                                                    ------------


SHORT TERM INVESTMENTS - 10.81%
Navigator Securities Lending Trust, 2.25%           $ 68,551,777    $ 68,551,777
                                                                    ------------

REPURCHASE AGREEMENTS - 3.71% ***
Repurchase Agreement with State
   Street Corp., 12/31/2001 at
   0.85% to be repurchased at
   $23,537,111 on 01/02/2002,
   collateralized by $18,280,000
   U.S. Treasury Bonds, 8.75% due
   05/15/2017 (valued at
   $24,010,085, including
   interest)                                        $ 23,536,000    $ 23,536,000
                                                                    ------------

TOTAL INVESTMENTS (INCOME & VALUE TRUST)
(Cost: $623,006,721)                                                $634,201,931
                                                                    ============

BALANCED TRUST

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCK - 55.90%
AEROSPACE - 0.95%
United Technologies Corp. *                               26,550    $  1,715,927
                                                                    ------------
AIR TRAVEL - 0.88%
Southwest Airlines Company                                86,050       1,590,204
                                                                    ------------
APPAREL & TEXTILES - 0.29%
Cintas Corp. * (a)                                         4,600         220,800
Reebok International, Ltd. * (a)                          11,000         291,500
                                                                    ------------
                                                                         512,300
AUTOMOBILES - 0.14%
Lear Corp.                                                 6,400         244,096
                                                                    ------------
BANKING - 0.69%
Astoria Financial Corp.                                    6,200         164,052
First Tennessee National Corp. *                          10,700         387,982
North Fork BanCorp, Inc.                                  11,550         369,485
Northern Trust Corp.                                       3,500         210,770
Southtrust Corp. *                                         4,500         111,015
                                                                    ------------
                                                                       1,243,304
BIOTECHNOLOGY - 0.30%
Chiron Corp. * (a)                                         1,200          52,608
Invitrogen Corp. * (a)                                     7,850         486,151
                                                                    ------------
                                                                         538,759
BUSINESS SERVICES - 1.98%
Electronic Data Systems Corp. *                           15,200       1,041,960
Fiserv, Inc.                                               5,800         245,456
Tyco International, Ltd. *                                38,600       2,273,540
                                                                    ------------
                                                                       3,560,956
CABLE AND TELEVISION - 0.05%
Charter Communications, Inc., Class A *                    5,800          96,802
                                                                    ------------

CHEMICALS - 0.28%
Engelhard Corp.                                           13,500         373,680
Waters Corp.                                               3,400         131,750
                                                                    ------------
                                                                         505,430
CELLULAR COMMUNICATIONS - 0.29%
Vodafone Group PLC, ADR * (a)                             20,300         521,304
                                                                    ------------

COMPUTERS & BUSINESS EQUIPMENT - 2.80%
Apple Computer, Inc. *                                     5,700         124,830
Cisco Systems, Inc. *                                     35,350         640,188
Dell Computer Corp. *                                     41,900       1,138,842
IBM Corp. *                                               17,900       2,165,184
Juniper Networks, Inc. * (a)                              24,000         454,800
Lexmark International Group, Inc., Class A                 8,450         498,550
                                                                    ------------
                                                                       5,022,394
CONSTRUCTION MATERIALS - 0.26%
Sherwin-Williams Company *                                16,700         459,250
                                                                    ------------

COSMETICS & TOILETRIES - 0.34%
Colgate-Palmolive Company *                               10,500         606,375
                                                                    ------------

CRUDE PETROLEUM & NATURAL GAS - 0.32%
EOG Resources, Inc. * (a)                                  5,900         230,749
Sunoco, Inc. * (a)                                         9,000         336,060
                                                                    ------------
                                                                         566,809




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                       SHARES          VALUE
                                                       ------          -----
DOMESTIC OIL - 1.67%
Conoco, Inc. *                                            52,600    $  1,488,580
Unocal Corp. *                                            42,000       1,514,940
                                                                    ------------
                                                                       3,003,520
DRUGS & HEALTH CARE - 2.57%
American Home Products Corp. *                            21,100       1,294,696
AmerisourceBergen Corp. (a)                                5,600         355,880
Bristol-Myers Squibb Company *                            17,400         887,400
Cardinal Health, Inc.                                     10,700         691,862
Caremark Rx, Inc. * (a)                                   21,600         352,296
Lifepoint Hospitals, Inc. (a)                              8,700         296,148
Manor Care, Inc. *                                         3,700          87,727
Quest Diagnostics, Inc. *                                  3,600         258,156
Stryker Corp. *                                            6,700         391,079
                                                                    ------------
                                                                       4,615,244
EDUCATIONAL SERVICES - 0.18%
Apollo Group, Inc., Class A *                              7,250         326,323
                                                                    ------------
ELECTRICAL EQUIPMENT - 1.61%
General Electric Company *                                67,450       2,703,396
Tektronix, Inc.                                            7,600         195,928
                                                                    ------------
                                                                       2,899,324
ELECTRIC UTILITIES - 1.46%
Dominion Resources, Inc.                                  15,200         913,520
Duke Energy Company *                                     43,700       1,715,662
                                                                    ------------
                                                                       2,629,182
ELECTRONICS - 0.68%
L-3 Communications Holdings, Inc. * (a)                    4,000         360,000
Microchip Technology, Inc. *                              10,100         391,274
Mirant Corp. *                                             6,900         110,538
Solectron Corp. *                                         32,500         366,600
                                                                    ------------
                                                                       1,228,412
ENERGY - 0.26%
Entergy Corp.                                              8,200         320,702
Utilicorp United, Inc.                                     5,800         145,986
                                                                    ------------
                                                                         466,688
FINANCIAL SERVICES - 6.87%
Bank of America Corp.                                     30,700       1,932,565
Capital One Financial Corp.                                3,900         210,405
Citigroup, Inc.                                           44,800       2,261,504
E*TRADE Group, Inc. *                                     20,100         206,025
Federal National Mortgage Association *                   20,900       1,661,550
Household International, Inc.                             22,400       1,297,856
John Hancock Financial Services, Inc.                      9,000         371,700
MBNA Corp.                                                51,200       1,802,240
Merrill Lynch & Company, Inc.                             22,800       1,188,336
Washington Mutual, Inc. *                                 43,400       1,419,180
                                                                    ------------
                                                                      12,351,361
FOOD & BEVERAGES - 1.41%
Pepsi Bottling Group, Inc.                                45,700       1,073,950
The Coca-Cola Company *                                   31,000       1,461,650
                                                                    ------------
                                                                       2,535,600
GAS & PIPELINE UTILITIES - 1.19%
Dynegy, Inc., Class A * (a)                               21,500         548,250
El Paso Corp. *                                           28,750       1,282,538
Kinder Morgan, Inc. * (a)                                  5,400         300,726
                                                                    ------------
                                                                       2,131,514
HEALTHCARE PRODUCTS - 1.16%
Johnson & Johnson                                         35,200       2,080,320
                                                                    ------------
HEALTHCARE SERVICES - 1.35%
McKesson, Inc.                                            26,800    $  1,002,320
Unitedhealth Group, Inc. *                                20,150       1,426,015
                                                                    ------------
                                                                       2,428,335
HOTELS & RESTAURANTS - 0.20%
Darden Restaurants, Inc.                                   9,900         350,460
                                                                    ------------
HOUSEHOLD APPLIANCES - 0.06%
American Standard Companies, Inc. *                        1,700         115,991
                                                                    ------------
HOUSEHOLD PRODUCTS - 0.07%
The Clorox Company *                                       3,000         118,650
                                                                    ------------
INSURANCE - 2.91%
American International Group, Inc.                        28,100       2,231,140
Everest Re Group, Ltd. *                                   2,800         197,960
Fidelity National Financial, Inc. *                       11,320         280,736
Marsh & McLennan Companies, Inc.                          16,000       1,719,200
Progressive Corp. *                                        3,000         447,900
Prudential Financial, Inc. *                              10,700         355,133
                                                                    ------------
                                                                       5,232,069
INTERNATIONAL OIL - 1.16%
USX-Marathon Oil Corp. *                                  69,300       2,079,000
                                                                    ------------
LEISURE TIME - 0.75%
AOL Time Warner, Inc. *                                   30,900         991,890
International Game Technology (a)                          5,200         355,160
                                                                    ------------
                                                                       1,347,050
MEDICAL-HOSPITALS - 0.10%
Health Management Association, Inc., Class A *             4,300          79,120
IDEC Pharmaceuticals Corp. (a)                             1,500         103,395
                                                                    ------------
                                                                         182,515
OFFICE FURNISHINGS & SUPPLIES - 1.39%
Avery Dennison Corp.                                       4,800         271,344
Staples, Inc. *                                          119,250       2,229,975
                                                                    ------------
                                                                       2,501,319
PETROLEUM SERVICES - 0.80%
Baker Hughes, Inc.                                        20,500         747,635
BJ Services Company *                                      8,400         272,580
Halliburton Company                                       31,400         411,340
                                                                    ------------
                                                                       1,431,555
PHARMACEUTICALS - 3.68%
King Pharmaceuticals, Inc.                                 6,500         273,845
Merck & Company, Inc.                                     10,700         629,160
Pfizer, Inc.                                              73,700       2,936,945
Pharmacia Corp. *                                         33,800       1,441,570
Schering-Plough Corp.                                     37,300       1,335,713
                                                                    ------------
                                                                       6,617,233
PUBLISHING - 0.88%
McGraw-Hill Companies, Inc.                               19,800       1,207,404
New York Times Company, Class A                            8,800         380,600
                                                                    ------------
                                                                       1,588,004
RETAIL GROCERY - 2.02%
Kroger Company                                            75,300       1,571,511
Safeway, Inc.                                             49,100       2,049,925
                                                                    ------------
                                                                       3,621,436
RETAIL TRADE - 2.96%
Bed Bath & Beyond, Inc.                                    7,800         264,420
BJ's Wholesale Club, Inc. *                                4,250         187,425

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                       SHARES          VALUE
                                                       ------          -----
RETAIL TRADE - CONTINUED
Kohls Corp. *                                             16,200    $  1,141,128
Lowe's Companies, Inc.                                    39,800       1,847,118
Ross Stores, Inc. *                                        5,600         179,648
Target Corp. *                                            41,300       1,695,365
                                                                    ------------
                                                                       5,315,104
SANITARY SERVICES - 0.08%
Allied Waste Industries, Inc. * (a)                       10,700         150,442
                                                                    ------------

SEMICONDUCTORS - 1.33%
Agere Systems, Inc., Class A *                            70,150         399,153
Alltel Corp.                                              20,200       1,246,946
Applied Materials, Inc. *                                 15,200         609,520
Marvell Technology Group, Ltd. * (a)                       3,600         128,952
                                                                    ------------
                                                                       2,384,571
SOFTWARE - 4.06%
BEA Systems, Inc. *                                       49,000         754,600
Computer Associates International, Inc. *                 32,050       1,105,404
Electronic Arts, Inc. *                                   10,900         653,455
Microsoft Corp.                                           47,300       3,133,625
Oracle Corp. *                                            96,900       1,338,189
Parametric Technology Corp.                               17,400         135,894
PeopleSoft, Inc.                                           4,500         180,900
                                                                    ------------
                                                                       7,302,067
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.50%
Amdocs, Ltd. * (a)                                         3,700         125,689
Global Crossing, Ltd. * (a)                              105,800          88,872
Lucent Technologies, Inc.                                 60,700         381,803
RF Micro Devices, Inc. * (a)                              15,800         303,834
                                                                    ------------
                                                                         900,198
TELEPHONE - 1.96%
Qwest Communications International, Inc. *                47,850         676,120
SBC Communications, Inc.                                  51,600       2,021,172
WorldCom, Inc.-WorldCom Group                             58,250         820,160
                                                                    ------------
                                                                       3,517,452
TOBACCO - 0.88%
Philip Morris Companies, Inc.                             34,400       1,577,240
                                                                    ------------

TRANSPORTATION - 0.13%
Harley Davidson, Inc. *                                    4,300         233,533
                                                                    ------------

TOTAL COMMON STOCK
(Cost: $102,845,116)                                                $100,445,622
                                                                    ------------


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
U.S. TREASURY OBLIGATIONS - 8.35%
U.S. TREASURY BONDS - 1.64%
5.375% due 02/15/2031                               $  3,000,000    $  2,956,410
                                                                    ------------

U.S. TREASURY NOTES - 6.71%
4.625% due 05/15/2006                                  1,500,000       1,520,385
5.00% due 08/15/2011                                   2,000,000       1,993,740
6.125% due 08/15/2007                                  2,000,000       2,150,000
6.375% due 04/30/2002                                  3,400,000       3,450,456
7.25% due 05/15/2004                                   2,700,000       2,937,519
                                                                    ------------
                                                                      12,052,100

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $14,944,372)                                                 $ 15,008,510
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.63%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.74%
6.45% due 04/29/2009                                $  1,325,000    $  1,338,568
                                                                    ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.47%
4.75% due 03/15/2004                                   2,500,000       2,564,850
5.50% due 02/15/2006                                   1,000,000       1,030,310
6.00% due 05/15/2008 - 03/01/2028                      7,901,085       7,948,209
6.50% due 11/01/2028                                   4,476,449       4,486,208
6.625% due 11/15/2030                                  2,500,000       2,612,100
7.00% due 12/01/2029                                   5,453,377       5,555,627
                                                                    ------------
                                                                      24,197,304

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.42%
6.50% due 12/15/2028                                     825,242         828,073
7.00% due 02/15/2028                                   3,350,208       3,432,891
7.50% due 12/15/2030                                   1,815,872       1,878,283
                                                                    ------------
                                                                       6,139,247

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $31,369,479)                                                 $ 31,675,119
                                                                    ------------


FOREIGN GOVERNMENT OBLIGATIONS - 1.12%
GOVERNMENT OF CANADA - 1.12%
5.50% due 10/01/2008                                   2,000,000       2,006,180
                                                                    ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,974,623)                                                  $  2,006,180
                                                                    ------------


CORPORATE BONDS - 11.50%
BROADCASTING - 1.22%
TCI Communciations, Inc.,
   8.65% due 09/15/2004                                2,000,000       2,192,580
                                                                    ------------
CABLE AND TELEVISION - 1.12%
Cox Communications, Inc.,
   6.75% due 03/15/2011                                2,000,000       2,011,040
                                                                    ------------
CELLULAR COMMUNICATIONS - 1.16%
Telus Corp.,
   7.50% due 06/01/2007                                2,000,000       2,081,780
                                                                    ------------
DRUGS & HEALTH CARE - 1.11%
Merck & Company, Inc.,
   6.40% due 03/01/2028                                2,000,000       1,993,480
                                                                    ------------
FINANCIAL SERVICES - 4.55%
General Motors Acceptance Corp.,
   6.75% due 01/15/2006                                2,000,000       2,025,660
Household Finance Corp.,
   6.50% due 01/24/2006                                2,000,000       2,056,180
J.P. Morgan Chase & Company,
   6.75% due 02/01/2011                                2,000,000       2,050,120
Salomon Smith Barney Holdings,
   Inc., 5.875% due 03/15/2006                         2,000,000       2,049,920
                                                                    ------------
                                                                       8,181,880




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
RETAIL TRADE - 1.18%
Wal Mart Stores, Inc.,
   6.55% due 08/10/2004                             $  2,000,000    $  2,130,780
                                                                    ------------

TELEPHONE - 1.16%
New York Telephone Company,
   5.875% due 09/01/2003                               2,000,000       2,080,940
                                                                    ------------

TOTAL CORPORATE BONDS
(Cost: $20,269,028)                                                 $ 20,672,480
                                                                    ------------


SHORT TERM INVESTMENTS - 3.00%
Navigator Securities Lending Trust, 2.25%           $  5,386,232    $  5,386,232
                                                                    ------------

REPURCHASE AGREEMENTS - 2.50%
Repurchase Agreement with State
   Street Corp., dated 12/31/2001
   at 1.53%, to be repurchased at
   $4,490,382 on 1/2/2002,
   collateralized by $4,275,000
   U.S. Treasury Bonds 6.25% due
   8/15/2023 (valued at $4,584,938,
   including interest)                              $  4,490,000    $  4,490,000
                                                                    ------------

TOTAL INVESTMENTS (BALANCED TRUST)
(Cost: $181,260,001)                                                $179,684,143
                                                                    ============


HIGH YIELD TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCK - 0.12%
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.12%
Focal Communications Corp. * (a)                          651,937    $   397,682
Song Networks Holdings AB, ADR *                           29,128         23,885
                                                                     -----------

TOTAL COMMON STOCK
(Cost: $1,330,530)                                                   $   421,567
                                                                     -----------


PREFERRED STOCK - 4.41%
BROADCASTING - 0.60%
Paxson Communications Corp. JR CRT
   PIK, 144A                                                   27        235,575
Paxson Communications Corp. JR
   EXEC                                                       224      1,909,600
                                                                     -----------
                                                                       2,145,175
ELECTRONICS - 0.91%
TNP Enterprises, Inc., Series D                            29,860      3,262,205
                                                                     -----------
PUBLISHING - 0.12%
PRIMEDIA, Inc., Series D                                    5,215        241,193
PRIMEDIA, Inc., Series F                                    3,795        175,519
                                                                     -----------
                                                                         416,712
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.85%
Broadwing Communications, Inc., Series B                    5,145    $ 3,357,112
Intermedia Communications, Inc, Series B                    1,520      1,584,197
NEXTEL Communications, Inc., Series D                      27,750      1,644,188
                                                                     -----------
                                                                       6,585,497
TELEPHONE - 0.93%
Dobson Communications Corp.                                 3,303      3,311,257
XO Communications, Inc.                                    23,875            239
XO Communications, Inc., Series B                           2,181          5,671
                                                                     -----------
                                                                       3,317,167
TOTAL PREFERRED STOCK
(Cost: $17,842,294)                                                  $15,726,756
                                                                     -----------


WARRANTS - 0.08%
BROADCASTING - 0.01%
Paxson Communications Corp., 144A *,
   (Expiration date 06/30/2003; strike
   price $16.00)                                              832          2,496
XM Satellite Radio, Inc. *,
   (Expiration date 03/15/2010;
   strike price $49.50)                                     1,295         39,498
                                                                     -----------
                                                                          41,994
ELECTRONICS - 0.02%
TNP Enterprises, Inc. 144A *,
   (Expiration date 04/01/2011;
   strike price $0.01)                                      1,975         59,250
                                                                     -----------

STEEL - 0.00%
Republic Technologies
   International LLC, Class D,
   144A *, (Expiration date
   07/15/2009; strike price $.01)                           1,315             13
                                                                     -----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.01%
Globalstar Telecommunications,
   144A *, (Expiration date
   02/15/2004; strike price $17.39)                         1,540             15
GT Group Telecom, Inc., 144A *,
   (Expiration date 02/01/2010;
   strike price $4.9106)                                    5,970         32,835
Maxcom Telecomunicaciones SA de
   CV, 144A *, (Expiration date
   04/01/2007; strike price $0.01)                          1,675            168
Motient Corp., 144A *, (Expiration
   date 04/01/2008; strike price $12.28)                    2,200            308
                                                                     -----------
                                                                          33,326
TELEPHONE - 0.04%
Occidente y Caribe Celular SA,
   144A *, (Expiration date
   03/15/2004; strike price $1.00)                         15,400        154,000
                                                                     -----------

TOTAL WARRANTS
(Cost: $602,308)                                                     $   288,583
                                                                     -----------




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                         ------        -----
U.S. TREASURY OBLIGATIONS - 0.54%
U.S. TREASURY NOTES - 0.54%
6.50% due 10/15/2006                                  $  1,775,000  $  1,930,312
                                                                    ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,773,899)                                                  $  1,930,312
                                                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.74%
FEDERAL REPUBLIC OF BRAZIL - 0.87%
8.00% due 04/15/2014                                  $  4,075,967     3,089,991
                                                                    ------------

REPUBLIC OF COLOMBIA - 0.36%
9.75% due 04/23/2009                                     1,250,000     1,285,937
                                                                    ------------

GOVERNMENT OF MEXICO - 0.36%
8.375% due 01/14/2011                                    1,250,000     1,293,750
                                                                    ------------

REPUBLIC OF PHILLIPINES - 0.15%
10.625% due 03/16/2025                                     540,000       529,200
                                                                    ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $5,881,858)                                                  $  6,198,878
                                                                    ------------


CORPORATE BONDS - 74.68%
AIR TRAVEL - 0.38%
Air Canada,
   10.25% due 03/15/2011                                 2,150,000     1,373,313
                                                                    ------------

AUTO PARTS - 1.37%
Collins & Aikman Products Company,
   11.50% due 04/15/2006                                   425,000       410,125
   144A, 10.75% due 12/31/2011                           1,295,000     1,298,237
Dana Corp., 144A,
   9.00% due 08/15/2011                          EUR     2,655,000     2,367,498
Hayes Lemmerz International, Inc.,
   Series B, 8.25% due 12/15/2008 **                  $  3,520,000       140,800
Hayes Wheels International, Inc.,
   Series B, 9.125% due 07/15/2007                       1,285,000        51,400
TRW, Inc.,
   7.625% due 03/15/2006                                   605,000       632,261
                                                                    ------------
                                                                       4,900,321
AUTOMOBILES - 0.88%
AutoNation Inc., 144A,
   9.00% due 08/01/2008                                  1,285,000     1,310,700
Ford Motor Company,
   7.45% due 07/16/2031                                  2,000,000     1,835,060
                                                                    ------------
                                                                       3,145,760
BROADCASTING - 7.48%
AMSC Acquisition Company, Inc.,
   Series B, 12.25% due 04/01/2008 **                    2,000,000       600,000
British Sky Broadcasting Group, PLC,
   6.875% due 02/23/2009                                 1,562,000     1,498,770
   8.20% due 07/15/2009                                  4,650,000     4,802,567
Cablevision SA,
   13.75% due 05/01/2009 (a)                               845,000       169,000
Callahan Nordrhein Westfalen,
   14.00% due 07/15/2010 (a)                          $  4,800,000  $  3,144,000
HMV Media Group PLC,
   15.61106 due 05/15/2008                       GBP     1,450,000     1,943,584
ONO Finance PLC,
   13.00% due 05/01/2009                              $    855,000       648,731
   14.00% due 02/15/2011                                 1,485,000     1,171,294
   144A, zero coupon due 03/16/2011                          1,485         1,559
Pegasus Communications Corp.,
   Series B, 9.625% due 10/15/2005                         395,000       351,550
   Series B, 12.50% due 08/01/2007 (a)                     180,000       181,800
Quebecor Media, Inc.,
   13.75% due 07/15/2011                                   625,000       353,125
Radio One, Inc.,
   8.875% due 07/01/2011                                   860,000       885,800
Salem Communications Holding
   Corp., 9.00% due 07/01/2011                           1,740,000     1,798,725
Telewest Communications PLC,
   Step up to 9.875% due 04/15/2009              GBP     3,845,000     2,347,740
   9.875% due 02/01/2010 (a)                          $  2,275,000     1,638,000
TV Azteca SA DE CV, Series B,
   10.50% due 02/15/2007                                 2,550,000     2,397,000
United Pan Europe. Series B,
   10.875% due 08/01/2009 (a)                            2,700,000       351,000
XM Satellite Radio, Inc.,
   14.00% due 03/15/2010                                   785,000       608,375
Young Broadcasting, Inc.,
   10.00% due 03/01/2011                                 1,915,000     1,790,525
                                                                    ------------
                                                                      26,683,145
BUILDING MATERIALS & CONSTRUCTION - 1.41%
D.R. Horton, Inc.,
   8.00% due 02/01/2009 (a)                              1,130,000     1,121,525
Encompass Services Corp., 144A,
   10.50% due 05/01/2009                                 1,440,000       936,000
Schuler Homes Inc.,
   9.375% due 07/15/2009                                 2,715,000     2,810,025
   10.50% due 07/15/2011                                   150,000       156,375
                                                                    ------------
                                                                       5,023,925
BUSINESS SERVICES - 0.52%
Nextmedia Operating, Inc., 144A,
   10.75% due 07/01/2011                                 1,795,000     1,853,338
                                                                    ------------

CABLE AND TELEVISION - 1.15%
CSC Holdings, Inc.,
   Series B, 7.625% due 04/01/2011                       1,850,000     1,854,089
   7.875% due 02/15/2018                                 2,340,000     2,267,062
                                                                    ------------
                                                                       4,121,151
CHEMICALS - 3.46%
Acetex Corp.,
   10.875% due 08/01/2009                                  470,000       467,650
Equistar Chemicals LP,
   10.125% due 09/01/2008                                1,055,000     1,060,275
Huntsman ICI Chemicals,
   10.125% due 07/01/2009                        EUR     1,200,000       954,419
   10.125% due 07/01/2009 (a)                         $  2,620,000     2,436,600




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                         ------        -----
CHEMICALS - CONTINUED
International Specialty Holdings,
   144A, 10.625% due 12/15/2009                       $  1,500,000  $  1,500,000
ISP Chemco, Inc., 144A,
   10.25% due 07/01/2011                                 1,050,000     1,097,250
Lyondell Chemical Company, Series
   A, 9.625% due 05/01/2007                              2,190,000     2,200,950
Messer Griesheim Holding AG,
   10.375% due 06/01/2011                        EUR     1,560,000     1,430,293
Millennium America, Inc.,
   9.25% due 06/15/2008                               $    500,000       508,520
OM Group, Inc., 144A,
   9.25% due 12/15/2011                                    680,000       693,600
                                                                    ------------
                                                                      12,349,557
CELLULAR COMMUNICATIONS - 1.08%
American Cellular Corp.,
   9.50% due 10/15/2009                                  1,875,000     1,837,500
Dobson/Sygnet Communications,
   12.25% due 12/15/2008 (a)                               775,000       821,500
Nextel Communications, Inc.,
   9.375% due 11/15/2009 (a)                             1,500,000     1,162,500
Winstar Communications, Inc.,
   Step up to 14.75% due 04/15/2010                     14,830,000        18,537
   12.75% due 04/15/2010 (a)                               700,000           875
                                                                    ------------
                                                                       3,840,912
COMPUTERS & BUSINESS EQUIPMENT - 1.06%
Globix Corp.,
   12.50% due 02/01/2010                                 3,660,000       841,800
International Game Technology,
   8.375% due 05/15/2009                                 2,800,000     2,947,000
                                                                    ------------
                                                                       3,788,800
CONSTRUCTION MATERIALS - 0.10%
Pindo Deli Finance Mauritius,
   Ltd., 10.75% due 10/01/2007                           2,845,000       369,850
                                                                    ------------

CONSTRUCTION & MINING EQUIPMENT - 0.20%
Case Corp., Series B,
   6.25% due 12/01/2003                                    775,000       724,625
                                                                    ------------

CONTAINERS & GLASS - 2.52%
Norampac, Inc.,
   9.50% due 02/01/2008                                  3,260,000     3,406,700
Owens-Illinois, Inc.,
   7.80% due 05/15/2018                                    570,000       478,800
   Series 2008, 7.35% due
   05/15/2008 (a)                                        1,025,000       907,125
   Series 2010, 7.50% due
   05/15/2010                                            3,800,000     3,363,000
Riverwood International Corp.,
   10.875% due 04/01/2008                                  835,000       847,525
                                                                    ------------
                                                                       9,003,150
CRUDE PETROLEUM & NATURAL GAS - 2.04%
Chesapeake Energy Corp., 144A,
   8.125% due 04/01/2011                                 4,925,000     4,801,875
Vintage Petroleum, Inc.,
   8.625% due 02/01/2009 (a)                               750,000       761,250
   9.75% due 06/30/2009                                  1,595,000     1,702,662
                                                                    ------------
                                                                       7,265,787
DOMESTIC OIL - 0.23%
Hanover Equipment Test, 144A,
   8.50% due 09/01/2008                               $    390,000  $    405,600
   8.75% due 09/01/2011                                    400,000       414,000
                                                                    ------------
                                                                         819,600
DRUGS & HEALTH CARE - 3.71%
Columbia/HCA Healthcare Corp.,
   6.91% due 06/15/2005                                  2,825,000     2,839,125
   7.69% due 06/15/2025                                  1,000,000       950,000
Fresenius Medical Care Capital
   Trust I, 7.875% due 02/01/2008                        3,250,000     3,258,125
   Trust II, 9.00% due 12/01/2006                        1,000,000     1,032,500
HCA-The Healthcare Company,
   7.125% due 06/01/2006                                   585,000       593,775
   8.75% due 09/01/2010                                  3,200,000     3,464,000
Omnicare, Inc., Series B,
   8.125% due 03/15/2011                                 1,085,000     1,116,194
                                                                    ------------
                                                                      13,253,719
ELECTRIC UTILITIES - 3.61%
BRL Universal Equipment, 144A,
   8.875% due 02/15/2008                                 1,235,000     1,284,400
Calpine Corp.,
   8.50% due 02/15/2011 (a)                              3,770,000     3,374,150
CMS Energy Corp.,
   7.50% due 01/15/2009                                    155,000       147,363
Mirant Americas Generation LLC,
   8.30% due 05/01/2011                                  1,745,000     1,561,775
PG&E National Energy Group, Inc.,
   10.375% due 05/16/2011                                1,235,000     1,302,183
USA Waste Services, Inc.,
   7.125% due 10/01/2007                                 2,675,000     2,740,457
   7.125% due 12/15/2017                                   500,000       481,575
WMX Technologies, Inc.,
   7.00% due 10/15/2006                                  1,905,000     1,976,857
                                                                    ------------
                                                                      12,868,760
ELECTRONICS - 0.47%
BRL Universal Equipment, 144A,
   8.875% due 02/15/2008                                   425,000       442,000
Flextronics International, Ltd.,
   9.875% due 07/01/2010 (a)                               300,000       315,000
Muzak LLC/Muzak Finance Corp.,
   9.875% due 03/15/2009                                 1,035,000       910,800
                                                                    ------------
                                                                       1,667,800
FINANCIAL SERVICES - 3.15%
Case Credit Corp.,
   6.125% due 02/15/2003                                   920,000       874,000
Ford Motor Credit Company,
   7.25% due 10/25/2011                                    855,000       832,702
General Motors Acceptance Corp.,
   8.00% due 11/01/2031                                  1,460,000     1,477,067
GS Escrow Corp.,
   7.125% due 08/01/2005                                 2,385,000     2,377,654
Istar Financial, Inc.,
   8.75% due 08/15/2008                                  1,915,000     1,916,333
Pemex Project Funding Master Trust
   (a), 9.125% due 10/13/2010                            1,400,000     1,477,000
PTC International Finance II SA,
   11.25% due 12/01/2009                                 2,500,000     2,272,551
                                                                    ------------
                                                                      11,227,307




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                         ------        -----
FOOD & BEVERAGES - 2.24%
Michael Foods, Inc., Series B,
   11.75% due 04/01/2011                              $  1,375,000  $  1,485,000
Smithfield Foods, Inc.,
   7.625% due 02/15/2008 (a)                             4,925,000     4,875,750
   144A, 8.00% due 10/15/2009 (a)                        1,610,000     1,642,200
                                                                    ------------
                                                                       8,002,950
FOREST PRODUCTS - 1.00%
Tembec Industries, Inc.,
   8.50% due 02/01/2011                                  3,460,000     3,563,800
                                                                    ------------

HEALTHCARE PRODUCTS - 0.58%
Fresenius Medical Care Capital
   Trust IV, 7.875% due 06/15/2011                       2,065,000     2,054,675
                                                                    ------------

HEALTHCARE SERVICES - 0.56%
Health Net, Inc.,
   8.375% due 04/15/2011                                 2,000,000     2,012,880
                                                                    ------------

HOMEBUILDERS - 2.39%
Beazer Homes USA, Inc.,
   8.625% due 05/15/2011                                 1,995,000     2,054,850
Centex Corp.,
   7.875% due 02/01/2011                                 2,830,000     2,891,043
Toll Brothers, Inc.,
   8.25% due 02/01/2011                                  3,600,000     3,591,000
                                                                    ------------
                                                                       8,536,893
HOTELS & RESTAURANTS - 1.65%
Hilton Hotels Corp.,
   7.95% due 04/15/2007                                  1,565,000     1,557,363
HMH Properties, Inc., Series A,
   7.875% due 08/01/2005                                 2,500,000     2,375,000
   Series B, 7.875% due 08/01/2008                         820,000       758,500
Park Place Entertainment Corp.,
   7.875% due 12/15/2005                                   425,000       425,000
   8.50% due 11/15/2006                                    725,000       757,668
                                                                    ------------
                                                                       5,873,531
INDUSTRIAL MACHINERY - 0.84%
Flowserve Corp.,
   12.25% due 08/15/2010                                 1,762,000     1,964,630
The Manitowoc Company, Inc.,
   10.375% due 05/15/2011                        EUR     1,155,000     1,041,489
                                                                    ------------
                                                                       3,006,119
INDUSTRIALS - 0.70%
Amerisourcebergen Corp., 144A,
   8.125% due 09/01/2008                              $    425,000       435,625
Louisiana Pacific Corp.
   8.875% due 08/15/2010                                   525,000       504,000
   10.875% due 11/15/2008 (a)                            1,635,000     1,569,600
                                                                    ------------
                                                                       2,509,225
INSURANCE - 1.55%
Aetna, Inc.,
   7.875% due 03/01/2011                                 3,010,000     2,958,499
Anthem Insurance Companies, Inc.,
   144A, 9.125% due 04/01/2010                           2,455,000     2,575,000
                                                                    ------------
                                                                       5,533,499
INTERNATIONAL OIL - 0.56%
Vintage Petroleum, Inc.,
   7.875% due 05/15/2011                              $  2,000,000  $  1,990,000
                                                                    ------------

INTERNET CONTENT - 0.10% PSINet, Inc.,
   Series B, 10.00% due 02/15/2005 **                    3,320,000       257,300
   11.00% due 08/01/2009                                 1,300,000       100,750
                                                                    ------------
                                                                         358,050
LEISURE TIME - 6.59%
Alliance Atlantis Communicatons,
   Inc., 13.00% due 12/15/2009                           3,425,000     3,699,000
Charter Communications Holdings,
   LLC, 10.25% due 01/15/2010                            4,850,000     4,947,000
Harrahs Operating, Inc.,
   7.875% due 12/15/2005                                   915,000       949,313
   8.00% due 02/01/2011                                  2,840,000     2,962,148
Horseshoe Gaming LLC, Series B,
   8.625% due 05/15/2009                                 4,300,000     4,445,125
Park Place Entertainment Corp.,
   9.375% due 02/15/2007                                 1,425,000     1,482,000
Station Casinos, Inc.
   8.375% due 02/15/2008 (a)                               615,000       623,456
   8.875% due 12/01/2008 (a)                             2,985,000     2,895,450
   9.75% due 04/15/2007                                  1,485,000     1,510,988
                                                                    ------------
                                                                      23,514,480
METAL & METAL PRODUCTS - 0.48%
Glencore Nickel Property, Ltd.,
   9.00% due 12/01/2014                                    630,000       346,500
Phelps Dodge Corp.,
   8.75% due 06/01/2011                                  1,420,000     1,372,288
                                                                    ------------
                                                                       1,718,788
MINING - 0.93%
Murrin Murrin Holdings Property,
   9.375% due 08/31/2007                                 4,510,000     3,326,125
                                                                    ------------

PAPER - 1.17%
Indah Kiat Finance Mauritius, Ltd.,
   10.00% due 07/01/2007 (a) **                          1,850,000       370,000
Pacifica Papers, Inc.,
   10.00% due 03/15/2009                                 3,525,000     3,789,375
                                                                    ------------
                                                                       4,159,375
PETROLEUM SERVICES - 1.54%
Husky Oil, Ltd.,
   8.9% due 08/15/2028                                   4,260,000     4,446,239
Stone Energy, Corp., 144A,
   8.25% due 12/15/2011                                  1,060,000     1,062,650
                                                                    ------------
                                                                       5,508,889
PUBLISHING - 2.32%
Belo Corp.,
   8.00% due 11/01/2008                                  1,100,000     1,118,711
Hollinger Participation Trust,
   144A,  8.125% due 11/15/2010                          1,635,000     1,359,094
Primedia, Inc.,
   8.875% due 05/15/2011                                 3,220,000     2,881,900
Quebecor Media, Inc.,
   11.125% due 07/15/2011                                2,725,000     2,908,937
                                                                    ------------
                                                                       8,268,642




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                         ------        -----
REAL ESTATE - 0.36%
CB Richard Ellis Services, Inc.,
   11.25% due 06/15/2011                              $  1,510,000  $  1,291,050
                                                                    ------------

RETAIL TRADE - 0.31%
K Mart Funding Corp., Series F,
   8.80% due 07/01/2010 **                               1,274,848     1,089,205
                                                                    ------------

SANITARY SERVICES - 1.61%
Allied Waste North America, Inc.,
   Series B, 8.875% due 04/01/2008                       2,700,000     2,774,250
Waste Management, Inc.,
   6.875% due 05/15/2009                                 1,280,000     1,275,046
   7.375% due 08/01/2010                                   900,000       925,119
   7.65% due 03/15/2011                                    730,000       762,120
                                                                    ------------
                                                                       5,736,535
SEMICONDUCTORS - 0.25%
Fairchild Semiconductor Corp.,
   10.50% due 02/01/2009 (a)                               845,000       891,475
                                                                    ------------

SOFTWARE - 0.20%
Exodus Communications, Inc.,
   11.625% due 07/15/2010 (a)                            3,900,000       721,500
                                                                    ------------

STEEL - 0.31%
National Steel Corp., Series D,
   9.875% due 03/01/2009                                 2,850,000     1,026,000
Republic Technologies
   International LLC/RTI Capital
   Corp., 13.75% due 07/15/2009                          1,315,000        85,475
                                                                    ------------
                                                                       1,111,475
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 9.42%
Adelphia Communications Corp.,
   Series B, 7.75% due 01/15/2009                        4,180,000     3,777,676
   Series B, 8.375% due 02/01/2008                       1,615,000     1,477,725
   9.375% due 11/15/2009                                 2,000,000     1,900,000
   Series B, 9.875% due 03/01/2007                         275,000       269,500
Bayan Telecommunications, 144A,
   Defaulted due 07/15/2006                              2,000,000       350,000
Centennial Cellular Operating
   Company, LLC, 10.75% due
   12/15/2008 (a)                                        3,845,000     3,114,450
Dolphin Telecom PLC,
   Step up to 11.625% due 06/01/2008             EUR     2,070,000        18,426
   Series B, zero coupon due 05/15/2009               $  1,380,000           138
Echostar DBS Corp.,
   144A, 9.125% due 01/15/2009                             725,000       726,812
   9.375% due 02/01/2009                                 2,300,000     2,357,500
Global Crossing Holdings,  Ltd.,
   8.70% due 08/01/2007 **                               4,705,000       399,925
   9.625% due 05/15/2008 (a) **                          1,675,000       167,500
Globalstar LP,
   11.375% due 02/15/2004                                1,700,000       123,250
Globalstar LP/Capital,
   11.50% due 06/01/2005 **                                275,000        19,937
Grupo Iusacell (a),
   14.25% due 12/01/2006                                 2,200,000     2,365,000
GT Group Telecom, Inc.,
   Step up to 13.25% due 02/01/2010                      5,970,000       805,950
Level 3 Communications, Inc.,
   13.50% due 06/15/2009                              $  1,200,000  $    175,716
Maxcom Telecomunicaciones SA de CV,
   Series B, 13.75% due 04/01/2007                       1,675,000       335,000
McleodUSA, Inc.,
   11.375% due 01/01/2009 (a)                            4,005,000       921,150
   11.50% due 05/01/2009 (a)                               450,000        96,750
Metromedia Fiber Network, Inc.,
   10.00% due 12/15/2009                                 3,600,000     1,062,000
Netia Holdings II B.V., Series B,
   10.25% due 11/01/2007                         EUR       600,000       103,500
NEXTEL Communications, Inc.,
   Step up to 10.65% due 09/15/2007                   $  8,100,000     6,115,500
NTL Communications Corp.,
   9.875% due 11/15/2009                         EUR       650,000       170,108
   Series B, 11.875% due 10/01/2010 (a)               $  3,100,000     1,007,500
NTL, Inc., Series B,
   Step up to 10.75% due 04/01/2008              GBP     3,775,000     1,319,886
RCN Corp.,
   Step up to 11.125% due 10/15/2007                  $  4,375,000     1,312,500
RCN Corp., Series B,
   Step up to 9.80% due 02/15/2008                       1,125,000       302,344
Satelites Mexicanos SA De CV,
   10.125% due 11/01/2004                                2,675,000     1,498,000
Song Networks N.V.-EUR,
   11.492 due 05/15/2009                                 1,550,000       573,500
Song Networks N.V.-USD,
   13.00% due 05/15/2009 (a)                             1,200,000       408,000
Tele1 Europe Bv,
   12.375% due 02/01/2008                        EUR     1,100,000       361,312
                                                                    ------------
                                                                      33,636,555
TELEPHONE - 2.20%
CTI Holdings SA,
   Step up to 11.50% due 04/15/2008                   $  2,790,000       279,000
Esprit Telecom Group, PLC,
   11.00% due 06/15/2008                         DEM     1,505,000        16,097
   Series DM, 11.50% due 12/15/2007                      1,200,000        14,473
Focal Communications Corp., Series B,
   11.875% due 01/15/2010 (a)                         $  2,535,000     1,026,675
   Step up to 12.125% due 02/15/2008 (a)                   351,000       108,810
Hermes Europe Railtel BV,
   10.375% due 01/15/2009                                  900,000        83,250
   11.50% due 08/15/2007 **                              1,025,000       102,500
Hyperion Telecommunications, Inc.,
   Series B (a), Step up to 13.00%
   due 04/15/2003                                        3,440,000       111,800
Intermedia Communications, Inc.,
   8.60% due 06/01/2008                                    510,000       525,937
   Series B (a), Step up to 11.25%
   due 07/15/2007                                        2,795,000     2,900,651
Primus Telecommunications Group, Inc.,
   Series B, 9.875% due 05/15/2008                       1,175,000       240,875
   11.25% due 01/15/2009                                 1,070,000       219,350
   12.75% due 10/15/2009                                   710,000       145,550
PTC International Financial  BV,
   Step up to 10.75% due 07/01/2007              EUR       800,000       686,000
Rhythms NetConnections, Inc., Series B,
   Step up to 13.50% due 05/15/2008                   $  5,010,000       501,000
   14.00% due 02/15/2010                                 2,405,000       120,250




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                         ------        -----
TELEPHONE - CONTINUED
RSL Communications PLC,
   9.125% due 03/01/2008                         DEM  $  2,630,000  $     88,762
   9.875% due 11/15/2009 **                           $    365,000        12,319
   Step up to 10.00% due 03/15/2008                      3,400,000        15,474
   Step up to 10.125% due 03/01/2008                     3,000,000       101,250
   12.25% due 11/15/2006 **                                346,000        11,678
Viatel, Inc.,
   Step up to 12.50% due 04/15/2008                      3,300,000         4,125
XO Communications, Inc.,
   Step up to 9.45% due 04/15/2008                       2,200,000       195,250
   10.75% due 11/15/2008                                 2,250,000       270,000
   Step up to 12.25% due 06/01/2009 (a)                    750,000        59,063
                                                                    ------------
                                                                       7,840,139

TOTAL CORPORATE BONDS
(Cost: $356,150,051)                                                $266,536,675
                                                                    ------------


CONVERTIBLE BONDS - 0.13%
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.13%
Corning, Inc.,
   zero coupon due 11/08/2015                              925,000       483,312
                                                                    ------------

TOTAL CONVERTIBLE BONDS
(Cost: $491,806)                                                    $    483,312
                                                                    ------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 0.43%
CA FM Lease Trust, 144A,
   8.50% due 07/15/2017                                  1,468,137     1,522,473
                                                                    ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $1,550,139)                                                  $  1,522,473
                                                                    ------------


ASSET BACKED SECURITIES - 0.34%
DR Structured Finance, Series A-1,
   6.66% due 08/15/2010                                    505,470       410,897
   Series A-2, 8.375% due 08/15/2015                       550,000       334,400
Jet Equipment Trust, Series C1,
   11.79% due 06/15/2013                                   300,000       294,666
OHA Auto Grantor Trust, Series
   1997-1, Class A, 144A, 11.00%
   due 01/15/2004                                          374,683       190,151
                                                                    ------------

TOTAL ASSET BACKED SECURITIES
(Cost: $1,722,030)                                                  $  1,230,114
                                                                    ------------


SHORT TERM INVESTMENTS - 11.77%
Navigator Securities Lending Trust, 2.25%             $ 41,908,191  $ 41,908,191
United States Treasury Bills
   zero coupon due 01/17/2002                              100,000        99,930
                                                                    ------------
                                                                    $ 42,008,121
REPURCHASE AGREEMENTS - 5.76%
Repurchase Agreement with State
   Street Corp., dated
   12/31/2001at 0.85% to be
   repurchased at $20,577,972 on
   01/02/2002 collateralized by
   $15,980,000 U.S. Treasury
   Bonds, 8.75% due 08/15/2020
   (valued at $20,989,123
   including interest)                                $ 20,577,000  $ 20,577,000
                                                                    ------------

TOTAL INVESTMENTS (HIGH YIELD TRUST)
(Cost: $449,806,144)                                                $356,923,791
                                                                    ============


STRATEGIC BOND

                                                           SHARES         VALUE
                                                           ------         -----
COMMON STOCK - 0.07%
COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Axiohm Transaction Solutions *                               8,111      $     81
                                                                        --------

FOOD & BEVERAGES - 0.07%
Imperial Sugar Company *                                    29,245       226,649
                                                                        --------

TOTAL COMMON STOCK
(Cost: $1,337,437)                                                      $226,730
                                                                        --------


PREFERRED STOCK - 0.02%
BROADCASTING - 0.02%
CSC Holdings, Inc., Series M                                   500        52,875
                                                                        --------

ELECTRIC UTILITIES - 0.00%
TCR Holdings, Class B                                        3,003             3
TCR Holdings, Class C                                        1,652             2
TCR Holdings, Class D                                        4,355             4
TCR Holdings, Class E                                        9,009             9
                                                                        --------
                                                                              18
TOTAL PREFERRED STOCK
(Cost: $54,446)                                                         $ 52,893
                                                                        --------


WARRANTS - 0.00%
FINANCIAL SERVICES - 0.00%
BPC Holdings Corp. *, (Expiration
   date 04/15/2004; strike price $18.797)                    1,000             0
                                                                        --------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
Leap Wireless International, Inc.
   *, (Expiration date 04/15/2010;
   strike price $96.80)                                        370        14,846
                                                                        --------

TELEPHONE - 0.00%
In Flight Phone Corp. *,
   (Expiration date 05/15/2002;
   strike price $100.00)                                     1,500             0
                                                                        --------




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                           SHARES         VALUE
                                                           ------         -----
REPUBLIC OF VENEZUELA - 0.00%
Republic of Venezuela*, (Expiration
   date 04/15/2020; strike price $26.00)                    10,000      $      0
                                                                        --------

TOTAL WARRANTS
(Cost: $0)                                                              $ 14,846
                                                                        --------

RIGHTS - 0.02%
TRUCKING & FREIGHT - 0.02%
Terex Corp., (Expiration date
   05/15/2002; strike price $20.00)                          4,000        70,660
                                                                        --------

TOTAL RIGHTS
(Cost: $0)                                                              $ 70,660
                                                                        --------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
U.S. TREASURY OBLIGATIONS - 9.70%
U.S. TREASURY BONDS - 6.66%
5.25% due 11/15/2028 - 02/15/2029                   $  8,250,000    $  7,712,363
5.375% due 02/15/2031                                  2,000,000       1,970,940
5.50% due 08/15/2028                                   3,500,000       3,379,670
6.125% due 08/15/2029                                  2,000,000       2,116,880
6.25% due 05/15/2030                                   6,500,000       7,034,235
                                                                    ------------
                                                                      22,214,088
U.S. TREASURY NOTES - 3.04%
5.125% due 12/31/2002                                  5,000,000       5,150,800
5.75% due 11/15/2005                                     200,000         211,218
5.875% due 11/15/2004                                  4,500,000       4,762,980
                                                                    ------------
                                                                      10,124,998
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $32,184,373)                                                 $ 32,339,086
                                                                    ------------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.64%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.28%
REMIC, IO 759.5% due 07/15/2006                          217,966          13,260
8.00% due 05/01/2010                                     192,814         200,954
8.50% due 05/01/2008                                     184,958         197,249
10.00% due 05/15/2020                                    489,537         517,686
                                                                    ------------
                                                                         929,149
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.93%
REMIC, IO, 0.9455% due 02/17/2002                     60,977,467          47,660
IO, 0.98547% due 06/25/2038                           36,791,750       1,446,342
IO, 1.5896% due 02/25/2035                            22,261,886         901,477
FRN 7.37% due 01/17/2013                               8,921,615       9,494,155
7.00% TBA **                                          12,000,000      12,225,000
7.50% due 07/01/2030 - 02/01/2031                      3,335,102       3,441,392
8.00% TBA **                                           1,000,000       1,048,120
8.80% due 01/25/2019                                     728,835         775,298
REMIC, 10.40% due 04/25/2019                             251,139         275,230
FRN 13.00% due 11/01/2015                                 87,546         104,015
                                                                    ------------
                                                                      29,758,689
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.43%
7.50% due 04/15/2022 - 02/15/2028                      1,383,038       1,434,237
                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $32,863,675)                                                 $ 32,122,075
                                                                    ------------



FOREIGN GOVERNMENT OBLIGATIONS - 17.91%
GOVERNMENT OF ALGERIA - 0.45%
4.3125% due 03/04/2010                              $  1,741,806    $  1,497,953
                                                                    ------------

REPUBLIC OF ARGENTINA - 0.11%
6.00% due 03/31/2023                                     500,000         200,000
7.00% due 12/19/2008                                     550,000         165,000
                                                                    ------------
                                                                         365,000
FEDERAL REPUBLIC OF BRAZIL - 3.37%
11.00% due 08/17/2040                                 15,025,000      11,249,217
                                                                    ------------

NATIONAL REPUBLIC OF BULGARIA - 0.96%
2.75% due 07/28/2012                                   3,050,000       2,752,625
FRN, 4.5625% due 07/28/2011                              519,750         454,781
                                                                    ------------
                                                                       3,207,406
REPUBLIC OF COLOMBIA - 0.53%
8.375% due 02/15/2027                                    250,000         179,208
11.75% due 02/25/2020                                  1,600,000       1,600,000
                                                                    ------------
                                                                       1,779,208
REPUBLIC OF ECUADOR - 0.78%
5.00% due 08/15/2030                                   5,450,000       2,576,814
12.00% due 11/15/2012                                     14,000          10,290
                                                                    ------------
                                                                       2,587,104
GOVERNMENT OF IVORY COAST - 0.04%
2.00% due 03/29/2018                                     851,000         125,523
                                                                    ------------

GOVERNMENT OF JAMAICA - 0.10%
12.75% due 09/01/2007                                    300,000         328,500
                                                                    ------------

GOVERNMENT OF MEXICO - 3.39%
6.25% due 12/31/2019                                   1,000,000         942,500
8.375% due 01/14/2011                                  9,435,000       9,764,281
11.375% due 09/15/2016                                   500,000         612,500
                                                                    ------------
                                                                      11,319,281
GOVERNMENT OF MOROCCO - 0.76%
2.875% due 01/01/2009                                  2,365,000       2,093,025
7.75% due 01/01/2009                                     489,900         434,786
                                                                    ------------
                                                                       2,527,811
REPUBLIC OF PANAMA - 0.62%
4.75% due 07/17/2014                                   2,335,186       2,069,117
                                                                    ------------

REPUBLIC OF PERU - 0.64%
4.00% due 03/07/2017                                   1,025,000         717,500
4.50% due 03/07/2017                                   1,825,000       1,418,211
                                                                    ------------
                                                                       2,135,711
REPUBLIC OF PHILLIPINES - 0.41%
9.875% due 01/15/2019                                  1,440,000       1,380,600
                                                                    ------------

REPUBLIC OF POLAND - 0.46%
6.00% due 10/27/2014                                   1,534,500       1,525,293
                                                                    ------------

GOVERNMENT OF RUSSIA - 3.54%
2.50% due 03/31/2030                                         500             289
FRN, 5.00% due 03/31/2030                             14,650,000       8,505,790
8.25% due 03/31/2010                                   3,800,000       3,283,200
8.25% due 03/31/2010, 144A                                 3,000           2,610
                                                                    ------------
                                                                      11,791,889




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
REPUBLIC OF TURKEY - 0.52%
11.875% due 01/15/2030                              $  1,800,000    $  1,737,000
                                                                    ------------

REPUBLIC OF VENEZUELA - 1.23%
FRN, 2.875% due 12/18/2007                             3,285,671       2,373,897
6.75% due 03/31/2020                                   2,000,000       1,470,000
13.625% due 08/15/2018                                   300,000         256,500
                                                                    ------------
                                                                       4,100,397
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $58,397,576)                                                 $ 59,727,010
                                                                    ------------


CORPORATE BONDS - 28.35%
ADVERTISING - 0.08%
Lamar Media Corp.,
   9.625% due 12/01/2006                                 250,000         263,125
                                                                    ------------

AEROSPACE - 0.11%
Sequa Corp.,
   9.00% due 08/01/2009                                  375,000         354,375
Stellex Industries, Inc.,
   9.50% due 11/01/2007                                1,000,000          25,000
                                                                    ------------
                                                                         379,375
AGRICULTURE - 0.25%
Hines Horticulture, Series B,
   Step up to 12.75% due 10/15/2005                      839,000         839,000
                                                                    ------------

AIR TRAVEL - 0.63%
US Airways, Series 2000-3, Class G,
   7.89% due 03/01/2019                                2,081,254       2,087,269
                                                                    ------------

AUTO PARTS - 0.45%
Advance Stores Company, Inc., 144A,
   10.25% due 04/15/2008                                 500,000         507,500
Breed Technologies, Inc.,
   9.25% due 04/15/2008                                1,000,000           5,000
Collins & Aikman Products Company,
   144A, 10.75% due 12/31/2011                           750,000         751,875
Dura Operating Corp., Series D (a),
   9.00% due 05/01/2009                                  260,000         244,400
                                                                    ------------
                                                                       1,508,775
AUTOMOBILES - 0.46%
Goodyear Tire & Rubber Company,
   8.125% due 03/15/2003                               1,500,000       1,539,120
                                                                    ------------

BANKING - 1.80%
Bank America Corp.,
   7.40% due 01/15/2011                                1,900,000       2,038,016
Capital One Financial Corp.,
   7.25% due 05/01/2006                                2,000,000       1,929,320
Standard Chartered Bank, 144A,
   8.00% due 05/30/2031                                2,000,000       2,032,620
                                                                    ------------
                                                                       5,999,956
BROADCASTING - 2.83%
Adelphia Communications Corp.,
   10.25% due 11/01/2006                                 350,000         353,500
   10.875% due 10/01/2010                                500,000         505,000
Century Communications Corp.,
   zero coupon due 01/15/2008                       $  1,125,000    $    573,750
Charter Communications Holdings,
    8.625% due 04/01/2009                                375,000         358,125
    Step up to 9.92% due 04/01/2011                      885,000         637,200
    11.125% due 01/15/2011                               425,000         450,500
Cox Communications Inc.,
   7.75% due 11/01/2010                                2,000,000       2,151,220
CSC Holdings Inc.,
   7.625% due 07/15/2018                                 375,000         354,814
   10.50% due 05/15/2016                               1,000,000       1,100,000
Lin Television Corporation,
   8.00% due 01/15/2008                                  125,000         125,937
Mediacom LLC/Capital Corp.,
   9.50% due 01/15/2013                                  500,000         518,750
Radio One, Inc.,
   8.875% due 07/01/2011                                 125,000         128,750
Rogers Communications, Inc., 8.875%
   due 07/15/2007 (a)                                    750,000         763,125
United Pan-Europe Communications,
    11.25% due 11/01/2009                                110,000          14,300
    Step up to 13.75% due 02/01/2010                     210,000          16,800
Viacom, Inc.,
   6.625% due 05/15/2011                               1,000,000       1,016,510
Young Broadcasting, Inc., 144A,
   8.50% due 12/15/2008                                  375,000         376,875
                                                                    ------------
                                                                       9,445,156
BUSINESS SERVICES - 1.00%
Cendant Corp.,
   7.75% due 12/01/2003                                2,100,000       2,134,377
Iron Mountain, Inc.,
   8.625% due 04/01/2013                                 750,000         772,500
Jordan Industries, Inc., Series B,
   Step up to 11.75% due 04/01/2009                    1,212,580         157,635
Nextmedia Operating, Inc., 144A,
   10.75% due 07/01/2011                                 275,000         283,938
                                                                    ------------
                                                                       3,348,450
CABLE AND TELEVISION - 0.05%
Mediacom Broadband LLC,
   11.00% due 07/15/2013                                 150,000         164,625
                                                                    ------------

CHEMICALS - 0.88%
Borden Chemcials & Plastics
   Operating, 9.50% due 05/01/2005**                     525,000          73,500
ISP Chemco, Inc., 144A,
   10.25% due 07/01/2011                                 700,000         731,500
Millennium America, Inc.,
   9.25% due 06/15/2008                                  425,000         432,242
OM Group, Inc., 144A,
   9.25% due 12/15/2011                                  750,000         765,000
PCI Chemicals Canada, Inc.,
   9.25% due 10/15/2007**                                875,000         350,000
Polymer Group, Inc., Series B,
   9.00% due 07/01/2007                                  375,000         105,000




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
CHEMICALS - CONTINUED
United Industries Corp., Series B,
   9.875% due 04/01/2009                            $    500,000    $    470,000
                                                                    ------------
                                                                       2,927,242
CELLULAR COMMUNICATIONS - 0.87%
American Cellular Corp.,
   9.50% due 10/15/2009                                  450,000         441,000
Nextel Communications, Inc.,
   Step up to 9.75% due 10/31/2007                       750,000         531,562
   Step up to 9.95% due 02/15/2008                     1,000,000         687,500
   9.375% due 11/15/2009 (a)                             275,000         213,125
Price Communications Wireless, Inc.,
   11.75% due 07/15/2007 (a)                             625,000         665,625
Triton PCS, Inc., 144A,
   8.75% due 11/15/2011                                  350,000         350,000
                                                                    ------------
                                                                       2,888,812
COAL - 0.18%
P&L Coal Holdings Corp., Series B,
   8.875% due 05/15/2008                                 184,000         196,880
   9.625% due 05/15/2008                                 375,000         401,250
                                                                    ------------
                                                                         598,130
COMPUTERS & BUSINESS EQUIPMENT - 0.43%
Unisys Corporation,
   7.875% due 04/01/2008                                 750,000         731,250
Xerox Capital Europe PLC,
   5.75% due 05/15/2002                                  725,000         715,938
                                                                    ------------
                                                                       1,447,188
COSMETICS & TOILETRIES - 0.50%
Elizabeth Arden Inc., Series B,
   11.75% due 02/01/2011                                 450,000         463,500
Playtex Products, Inc.,
   9.375% due 06/01/2011                                 725,000         761,250
Revlon Consumer Products Corp.,
   8.125% due 02/01/2006 (a)                             125,000          85,312
    9.00% due 11/01/2006                                 500,000         343,750
                                                                    ------------
                                                                       1,653,812
DOMESTIC OIL - 0.54%
Forest Oil Corp.,
   8.00% due 06/15/2008                                  375,000         376,875
Ocean Energy Inc., Series B,
   8.875% due 07/15/2007                                 750,000         789,127
Pride Petroleum Services, Inc.,
   9.375% due 05/01/2007 (a)                             625,000         652,344
                                                                    ------------
                                                                       1,818,346
DRUGS & HEALTH CARE - 0.65%
Cole National Group, Inc.,
   8.625% due 08/15/2007                                 500,000         465,000
Columbia/HCA Healthcare Corp.,
   6.91% due 06/15/2005                                  750,000         753,750
Iasis Healthcare Corp.,
   13.00% due 10/15/2009 (a)                             700,000         756,000
Tenet Healthcare Corp., Series B,
   8.125% due 12/01/2008                                 175,000         187,581
                                                                    ------------
                                                                       2,162,331
ELECTRICAL EQUIPMENT - 0.68%
Dominion Fiber Ventures LLC, 144A,
   7.05% due 03/15/2005                                2,000,000       2,055,540
Fedders North America, Inc.,
   9.375% due 08/15/2007                            $    275,000    $    201,437
                                                                    ------------
                                                                       2,256,977
ELECTRIC UTILITIES - 0.42%
AES Corp.,
   9.375% due 09/15/2010                                  75,000          65,093
Calpine Corp.,
   8.75% due 07/15/2007                                  750,000         678,750
CMS Energy Corp.,
   9.875% due 10/15/2007                                 625,000         654,988
                                                                    ------------
                                                                       1,398,831
ELECTRONICS - 0.05%
Motors & Gears, Incorporated,
   Series B, 10.75% due 11/15/2006                       175,000         152,250
                                                                    ------------

FINANCIAL SERVICES - 3.15%
Contifinancial Corp.,
   8.375% due 08/15/2003 (a)**                         1,379,134         110,331
Delta Funding NIM Trust, 144A,
   12.50% due 10/26/2030                               1,121,562       1,127,170
DVI, Inc.,
   9.875% due 02/01/2004                                 350,000         350,000
Foamex Capital Corp.,
   9.875% due 06/15/2007                                 235,000         164,500
General Electric Capital Corp.,
   6.125% due 02/22/2011                               2,000,000       2,032,519
General Motors Acceptance Corp.,
   6.875% due 09/15/2011                               2,000,000       1,956,100
Household Finance Corp.,
   8.00% due 07/15/2010                                1,500,000       1,628,895
RG Receivables, Ltd.,
   9.60% due 02/10/2005                                  626,792         419,950
Washington Mutual Finance Corp.,
   6.875% due 05/15/2011                               1,900,000       1,955,480
Yell Finance BV,
   10.75% due 08/01/2011(a)                              700,000         752,500
                                                                    ------------
                                                                      10,497,445
FOREST PRODUCTS - 0.18%
APP FIN II Mauritius, Ltd., Series B,
   Step up to 12.00% due 02/15/2004                    1,000,000          20,000
Tembec Industries, Inc.,
   8.625% due 06/30/2009                                 550,000         567,875
                                                                    ------------
                                                                         587,875
GAS & PIPELINE UTILITIES - 1.48%
Devon Financing Corp., ULC, 144A,
   6.875% due 09/30/2011                               2,500,000       2,436,550
Western Gas Resources, Inc.,
   10.00% due 06/15/2009                                 500,000         530,000
Williams Companies, Series A,
   6.75% due 01/15/2006                                2,000,000       1,980,340
                                                                    ------------
                                                                       4,946,890
HEALTHCARE PRODUCTS - 0.08%
Conmed Corp.,
   9.00% due 03/15/2008                                  275,000         280,500
                                                                    ------------




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
HEALTHCARE SERVICES - 0.42%
Davita, Inc.,
   9.25% due 04/15/2011                             $    725,000    $    763,063
Triad Hospitals, Inc., Series B,
   8.75% due 05/01/2009                                  625,000         653,125
                                                                    ------------
                                                                       1,416,188
HOLDINGS COMPANIES/CONGLOMERATES - 0.00%
Nebco Evans Holding Company,
   Step up to 12.375% due 07/15/2007                   1,500,000             150
                                                                    ------------

HOTELS & RESTAURANTS - 0.47%
Capstar Hotel Company,
   8.75% due 08/15/2007                                  450,000         376,875
Felcore Lodging, LP,
   9.50% due 09/15/2008                                  375,000         370,646
HMH Properties Inc., Series B,
   7.875% due 08/01/2008                                 875,000         809,375
                                                                    ------------
                                                                       1,556,896
HOUSEHOLD APPLIANCES - 0.11%
Flooring America, Inc. Series B,
   9.25% due 10/15/2007                                  369,000             369
Windmere Durable Holdings, Inc.,
   10.00% due 07/31/2008                                 375,000         363,750
                                                                    ------------
                                                                         364,119
INDUSTRIAL MACHINERY - 0.26%
R&B Falcon Corp.,
   9.50% due 12/15/2008                                  750,000         858,458
                                                                    ------------

LEISURE TIME - 1.48%
Agrosy Gaming Company,
   10.75% due 06/01/2009                                 650,000         711,750
Harrahs Operating, Inc.,
   7.875% due 12/15/2005                                 625,000         648,437
Horseshoe Gaming LLC, Series B,
   9.375% due 06/15/2007                                 750,000         780,000
MGM Grand, Inc.,
   9.75% due 06/01/2007                                  660,000         691,350
Mohegan Tribal Gaming Authority,
   8.75% due 01/01/2009 (a)                              750,000         783,750
Park Place Entertainment Corp.,
   8.875% due 09/15/2008                                 150,000         151,875
   9.375% due 02/15/2007                                 650,000         676,000
Station Casinos, Inc.,
   8.375% due 02/15/2008                                 500,000         506,875
                                                                    ------------
                                                                       4,950,037
MANUFACTURING - 0.02%
Indesco International, Inc.,
   9.75% due 04/15/2008                                  750,000          52,500
                                                                    ------------

MINING - 0.16%
Compass Minerals Group, Inc., 144A,
   10.00% due 08/15/2011                                 500,000         518,750
                                                                    ------------

PAPER - 0.33%
Appleton Papers, Inc., 144A,
   12.50% due 12/15/2008                                 750,000         720,000
Riverwood International Corp.,
   10.625% due 08/01/2007                           $    375,000    $    393,750
                                                                    ------------
                                                                       1,113,750
PETROLEUM SERVICES - 0.59%
Benton Oil & Gas Company,
   11.625% due 05/01/2003                                115,000          81,075
Costilla Energy, Inc.,
   10.25% due 10/01/2006                                 750,000               0
Grey Wolf, Inc., Series C,
   8.875% due 07/01/2007                                 250,000         243,750
Plains Resources, Inc., Series B,
   10.25% due 03/15/2006                                 500,000         508,750
Stone Energy, Corp., 144A,
   8.25% due 12/15/2011                                  750,000         751,875
United Refining Company, Series B,
   10.75% due 06/15/2007                                 500,000         377,500
                                                                    ------------
                                                                       1,962,950
PLASTICS - 0.00%
Key Plastics Inc., Series B,
   10.25% due 03/15/2007                                 500,000           3,700
                                                                    ------------

POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.,
   9.25% due 06/01/2008                                1,000,000             100
                                                                    ------------

PUBLISHING - 0.33%
Hollinger International,
   9.25% due 02/01/2006                                  410,000         403,850
Mail Well I Corp.,
   8.75% due 12/15/2008                                  250,000         192,500
World Color Press, Inc.,
   8.375% due 11/15/2008                                 500,000         508,600
                                                                    ------------
                                                                       1,104,950
REAL ESTATE - 0.08%
Radnor Holdings Corp.,
   10.00% due 12/01/2003                                 375,000         270,000
                                                                    ------------

RETAIL GROCERY - 0.52%
Fleming Companies, Inc.,
   10.625% due 07/31/2007 (a)                            600,000         600,000
Safeway, Inc.,
   7.25% due 02/01/2031                                1,000,000       1,044,710
Vlasic Food  International, Inc.,
   Series B, 10.25% due 07/01/2009                       375,000          82,500
                                                                    ------------
                                                                       1,727,210
RETAIL TRADE - 0.80%
Finlay Fine Jewelry Corp.,
   8.375% due 05/01/2008 (a)                             500,000         460,000
Petco Animal Supplies, Inc., 144A,
   10.75% due 11/01/2011                                 350,000         360,500
R. H. Donnelley, Inc.,
   9.125% due 06/01/2008                                 400,000         412,500
Saks, Inc., 144A,
   9.875% due 10/01/2011                                 425,000         397,375




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
RETAIL TRADE - CONTINUED
Wal-Mart Stores, Inc.,
   7.55% due 02/15/2030                              $   900,000     $ 1,039,086
                                                                     -----------
                                                                       2,669,461
SANITARY SERVICES - 0.47%
Allied Waste North America, Inc.,
   7.875% due 01/01/2009                                 125,000         121,563
   Series B, 8.875% due 04/01/2008                       250,000         256,875
   10.00% due 08/01/2009 (a)                             500,000         512,500
Azurix Corp.,
   10.375% due 02/15/2007 (a)                            500,000         350,000
   10.75% due 02/15/2010                                 450,000         315,000
                                                                     -----------
                                                                       1,555,938
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.98%
American Tower Corp.,
   9.375% due 02/01/2009 (a)                             900,000         713,250
AT & T Wireless Services, Inc.,
   7.875% due 03/01/2011                                 650,000         692,835
Crown Castle International Corp.,
   10.75% due 08/01/2011(a)                              690,000         674,475
Diamond Cable Communications PLC,
   Step up to 10.75% due 02/15/2007                      375,000         114,375
   Step up to 11.75% due 12/15/2005                      750,000         221,250
Dobson Communications Corp.,
   10.875% due 07/01/2010                                150,000         157,500
Echostar DBS Corp.,
   144A, 9.125% due 01/15/2009                           550,000         551,375
   9.375% due 02/01/2009                                 725,000         743,125
Global Crossing Holdings,  Ltd.,
   8.70% due 08/01/2007 **                               420,000          35,700
   9.625% due 05/15/2008 (a) **                          655,000          65,500
Insight Midwest LP/ Insight
   Capital, Inc., 10.50% due                             775,000         833,125
   11/01/2010
International Cabletel Inc., Series
   B, 11.50% due 02/01/2006                              267,000          85,440
Leap Wireless,
   12.50% due 04/15/2010                                 370,000         281,200
Nextlink Communications, Inc.,
   10.75% due 06/01/2009 (a) **                          875,000         105,000
NTL Communications Corp.,
   11.50% due 10/01/2008 (a)                             115,000          37,087
NTL, Inc., Series A,
   12.75% due 04/15/2005                                  65,000          20,475
Spectrasite Holdings, Inc.,
   Step up to 10.00% due 03/15/2010                      175,000          42,875
   10.75% due 03/15/2010 (a)                             225,000         114,750
   Step up to 12.00% due 07/15/2008                      275,000         101,750
Telewest Communication PLC,
   11.00% due 10/01/2007                                 825,000         585,750
United International Holdings,
   Inc., Step up to 10.75% due                         1,715,000         420,175
   02/15/2008                                                        -----------
                                                                       6,667,012
TELEPHONE - 1.71%
France Telecom SA, 144A,
   7.20% due 03/01/2006                                2,000,000       2,100,500
NTL, Inc., Series B,
   10.00% due 02/15/2007                                 600,000         192,000
Qwest Capital Funding, Inc.,
   7.00% due 08/03/2009                                2,000,000       2,013,080
Rogers Cantel, Inc.,
   8.80% due 10/01/2007                                  325,000         313,625
SBA Communications Corp.,
   10.25% due 02/01/2009                                 500,000         422,500
                                                                     -----------
                                                                       5,041,705
TRANSPORTATION - 0.90%
CSX Corp.,
   7.95% due 05/01/2027                                1,975,000       2,188,260
Holt Group, Inc.,
   9.75% due 01/15/2006                                1,000,000          30,000
Teekay Shipping Corp.,
   8.32% due 02/01/2008                                  750,000         769,688
                                                                     -----------
                                                                       2,987,948
TRUCKING & FREIGHT - 0.17%
Stena AB,
   8.75% due 06/15/2007 (a)                              625,000         567,969
                                                                     -----------
TOTAL CORPORATE BONDS
(Cost: $109,844,951)                                                 $94,511,271
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.24%
Commercial Mortgage Asset Trust,
   Series 1999-C1, 7.35% due
   08/17/2013                                        $ 8,000,000     $ 8,303,151
Contimortgage Home Equity Loan
   Trust, Series 1999-3, Class B,
   144A, 7.00% due 12/25/2029                          3,600,000       3,137,796
DLJ Commercial Mortgage Corp.,
   Series 1998-CF2, Class S, FRN
   0.82745% due 11/12/2031                            39,721,029       1,730,633
   Series 1998-CG1, Class S, FRN
   0.68918% due 05/10/2023                            44,501,950       1,530,475
DLJ Mortgage Acceptance Corp.,
   Series 1997, 144A, FRN 1.363%
   due 11/15/2004                                     89,000,000       3,131,946
First Boston Mortgage Securities Corp.,
   Series D, Class I-O, Interest Only
   10.965% due 05/25/2017                                264,445          68,779
First Union Residential
   Securitization Trust, Series
   1998-A, Class B2, REMIC 7.00%
   due 08/25/2028                                      1,058,895       1,032,200
GE Capital Mortgage Services Inc.,
   Series 1998-14, Class B1, 6.75%
   due 10/25/2028                                      3,670,312       3,614,303
Green Tree Financial Corp., Series
   1997-6, Class A8, 7.07% due
   01/15/2029                                          7,341,122       7,646,219
LB Commercial Conduit Mortgage
   Trust, Series 1999-C1, Class A2,
   6.78% due 06/15/2031                                4,930,000       5,158,594
PNC Mortgage Securities Corp.,
   Series 1998-4, Class 3B3, 6.75%
   due 05/25/2028                                      1,514,946       1,449,970




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
PNC Mortgage Securities Corp.,
   Series 1998-4, Class CB3, 6.838%
   due 05/25/2028                                   $  2,201,919    $  2,131,942
   Series 1999-1, Class CB2, FRN
   6.772% due 03/25/2029                               4,052,435       3,987,394
   Series 1999-2, Class DB3, FRN
   6.91% due 04/25/2029                                2,895,021       2,629,229
   Series 98-5, Class C, 6.74% due
   07/25/2028                                          2,009,036       1,921,241
                                                                    ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $46,903,658)                                                 $ 47,473,872
                                                                    ------------


ASSET BACKED SECURITIES - 4.25%
Airplane Pass Through Trust, Series 1,
   Class D, 10.875% due 03/15/2019                     1,481,550         444,465
Bayview Financial Acquisition
   Trust, Series 2001-CA, Class M3,
   144A, 3.18% due 08/25/2036                          3,000,000       3,317,344
Countrywide Mortgage Backed
   Securities Inc., Series 1994-J,
   Class B1, 7.75% due 06/25/2024                      4,096,982       4,241,483
Mid State Trust VI, Class A,
   7.34% due 07/01/2035                                5,701,115       6,014,676
                                                                    ------------

TOTAL ASSET BACKED SECURITIES
(Cost: $14,447,703)                                                 $ 14,017,968
                                                                    ------------


SHORT TERM INVESTMENTS - 15.80%
Navigator Securities Lending Trust, 2.25%           $ 22,658,604    $ 22,658,604
Daimler Chrysler North America
   Holding Corp., 2.58% due
   01/14/2002                                          6,380,000       6,374,056
Duke Energy Field
   2.35% due 01/02/2002                                3,974,000       3,973,740
Ford Motor Credit Company
   2.55% due 01/14/2002                               14,850,000      14,836,326
Mermaid Funding Corp.
   2.45% due 01/14/2002                                4,850,000       4,845,709
                                                                    ------------
                                                                    $ 52,688,435

TOTAL INVESTMENTS (STRATEGIC BOND TRUST)
(Cost: $348,682,110)                                                $333,244,846
                                                                    ============



GLOBAL BOND TRUST

                                                    SHARES              VALUE
                                                    ------              -----
PREFERRED STOCK - 1.72%
UNITED STATES - 1.72%
DG Funding Trust, 144A                                   300          $3,090,000
                                                                      ----------
TOTAL PREFERRED STOCK
(Cost: $3,180,000)                                                    $3,090,000
                                                                      ----------


                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            ------       -----
U.S. TREASURY OBLIGATIONS - 13.06%
U.S. TREASURY BONDS - 12.68%
3.875% due 04/15/2029                                    $    108,508  $    115,561
6.25% due 08/15/2023                                       10,900,000    11,531,873
8.125% due 08/15/2019                                       5,400,000     6,818,364
zero coupon PO due 11/15/2016                              10,400,000     4,305,912
                                                                       ------------
                                                                         22,771,710

U.S. TREASURY NOTES - 0.38%
3.375% due 01/15/2007 ****                                    673,248       674,931
                                                                       ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $23,965,298)                                                    $ 23,446,641
                                                                       ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.80%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.15%
5.125% due 01/15/2012                                         300,000       264,575
                                                                       ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.58%
6.00% TBA **                                               19,200,000    19,028,146
6.50% TBA **                                               10,500,000    10,500,000
7.00% due 07/01/2003                                          235,482       241,915
                                                                       ------------
                                                                         29,770,061
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.75%
FRN 5.25% due 06/20/2030                                    1,091,381     1,101,618
FRN 6.00% due 04/20/2030                                      131,889       133,786
6.00% due 05/20/2030                                          426,593       432,727
6.25% due 01/20/2030                                          881,472       893,178
6.375% due 03/20/2028                                         194,081       197,023
6.50% TBA **                                                  300,000       301,032
FRN 6.375% due 02/20/2024                                     270,187       274,283
7.00% TBA **                                                3,000,000     3,063,750
8.50% TBA **                                                2,000,000     2,120,620
                                                                       ------------
                                                                          8,518,017
RESOLUTION FUNDING CORP. - 0.32%
zero coupon PO due 10/15/2020                               1,900,000       582,863
                                                                       ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $39,260,626)                                                    $ 39,135,516
                                                                       ------------


FOREIGN GOVERNMENT OBLIGATIONS - 19.63%
AUSTRALIA - 1.86%
6.50% due 06/14/2005                                AUD     6,300,000     3,335,584
                                                                       ------------

AUSTRIA - 0.61%
5.50% due 01/15/2010                                EUR     1,200,000     1,099,691
                                                                       ------------

BELGIUM - 0.46%
7.50% due 07/29/2008                                          800,000       816,517
                                                                       ------------

CANADA - 5.81%
5.50% due 06/01/2010                                CAD     1,200,000       762,520
7.00% due 12/01/2006                                       14,000,000     9,668,906
                                                                       ------------
                                                                         10,431,426
FRANCE - 2.73%
4.00% due 04/25/2009                                EUR       140,000       117,979
5.50% due 04/25/2010                                        5,190,000     4,776,031
                                                                       ------------
                                                                          4,894,010




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            ------       -----
GERMANY - 3.87%
4.75% due 07/04/2008                                EUR  $  2,800,000  $  2,505,381
5.625% due 01/04/2028                                       1,500,000     1,378,353
6.25% due 01/04/2024                                          350,000       345,823
6.50% due 07/04/2027                                        2,660,000     2,725,337
                                                                       ------------
                                                                          6,954,894
ITALY - 1.34%
4.25% due 11/01/2009                                          140,000       118,864
4.75% due 07/01/2005                                        1,050,000       952,790
5.50% due 11/01/2010                                          360,000       329,555
7.75% due 11/01/2006                                        1,000,000     1,008,540
                                                                       ------------
                                                                          2,409,749
MEXICO - 0.95%
3.10% due 04/24/2002                                JPY   150,000,000     1,149,531
4.00% due 03/11/2004                                       34,000,000       269,654
10.375% due 01/29/2003                              DEM       590,000       280,635
                                                                       ------------
                                                                          1,699,820
NEW ZEALAND - 0.03%
4.50% due 02/15/2016                                NZD       100,000        45,258
                                                                       ------------

PERU - 0.43%
4.50% due 03/07/2017                                     $  1,000,000       777,102
                                                                       ------------

SPAIN - 1.46%
5.15% due 07/30/2009                                EUR     2,910,000     2,614,453
                                                                       ------------

UNITED KINGDOM - 0.08%
8.00% due 06/10/2003                                GBP       100,000  $    151,995
                                                                       ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $36,327,255)                                                    $ 35,230,499
                                                                       ------------


CORPORATE BONDS - 23.67%
AUSTRALIA - 0.98%
GMAC Australia Finance, Ltd.,
   FRN 3.539% due 03/25/2002                        EUR     2,000,000     1,769,619
                                                                       ------------

BELGIUM(EUROCLEAR) - 0.50%
Diageo Enterprises PLC,
   FRN 3.40% due 12/19/2002                                 1,000,000       890,061
                                                                       ------------

CAYMAN ISLAND - 0.64%
Geldilux 99 1 Ltd,
   FRN 3.524% due 02/12/2002                                1,300,000     1,157,195
                                                                       ------------

DENMARK - 0.38%
Nykredit,
   6.00% due 10/01/2029                             DKK     4,897,794       567,963
Unikredit Realkredit Mortgage,
   6.00% due 07/01/2029                                       978,064       113,888
                                                                       ------------
                                                                            681,851
FRANCE - 1.39%
Compagnie Financiere de CIC et de
   l'Union Europeene, FRN 3.9062%
   due 10/29/2049                                        $  1,800,000     1,782,720
France Telecom SA, 144A,
   FRN 3.613% due 03/14/2003                             $    700,000  $    705,318
                                                                       ------------
                                                                          2,488,038
GERMANY - 1.70%
Commerzbank AG, Class A2,
   FRN 4.029% due 10/25/2032                        EUR     1,300,000     1,158,280
Landesbank Baden Wurttemberg,
   5.50% due 04/02/2007                                       600,000       552,249
Landesbank Rheinland Pfalz,
   4.75% due 04/04/2008                                     1,230,000     1,084,483
Westdt Landesbank,
   4.75% due 09/28/2007                             EUR       300,000       266,164
                                                                       ------------
                                                                          3,061,176
ITALY - 1.89%
Findomestic,
   FRN 3.65% due 12/20/2008                                 2,100,000     1,869,502
Finmeccanica,
   2.00% due 06/08/2005                                       300,000       259,955
First Italian Auto Trans Class A,
   FRN 3.599% due 07/01/2008                                1,420,000     1,258,325
                                                                       ------------
                                                                          3,387,782
JAPAN - 0.62%
Korea Development Bank,
   1.65% due 12/02/2002                             JPY   139,000,000  $  1,111,915
                                                                       ------------

SPAIN - 0.57%
Hipotebansa V Hipotecaria,
   FRN 3.4966% due 01/18/2018                       ESP   190,222,760     1,017,500
                                                                       ------------

UNITED KINGDOM - 3.32%
Bank Nederlandse Gemeenten,
   7.375% due 08/06/2007                            GBP     1,000,000     1,572,356
British Telecom PLC,
   FRN 3.165% due 12/15/2003                             $  2,700,000     2,728,183
Lloyds TSB Bank PLC,
   FRN 5.625% due 07/15/2049                        EUR     1,020,000       885,527
Orginated Mortgage Loans PLC,
   FRN 4.44125% due 12/06/2032                      GBP       536,712       780,583
                                                                       ------------
                                                                          5,966,649
UNITED STATES - 11.68%
AIG SunAmerica Global Financing
   IV, 144A, 5.85% due 02/01/2006                        $  3,000,000     3,094,290
AT&T Corp.,
   FRN 4.873% due 11/21/2003                        EUR     1,400,000     1,242,490
Chicago Illinois Board Of
   Education, 5.00% due 12/01/2031                       $    100,000        93,546
Chicago Illinois Water Revenue,
   5.00% due 11/01/2026                                       100,000        94,303
CIT Group, Inc.,
   FRN 2.32563% due 04/07/2003                                300,000       299,790
Coastal Corp., 144A,
   FRN 2.53125% due 03/06/2002                              1,000,000     1,000,204
DQE Capital Corp. 144A,
   FRN 6.7812% due 01/15/2002                                 200,000       200,041
Ford Motor Credit Company,
    1.20% due 02/07/2005                            JPY   163,000,000     1,202,637
    FRN 2.20% due 06/20/2003                             $  1,000,000       976,648




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            ------       -----
UNITED STATES - CONTINUED
General Motors Acceptance Corp.
   Medium Term Note, FRN 2.12% due
   07/21/2004                                            $  1,000,000  $    977,480
J. P. Morgan & Company, Inc.,
   FRN 6.902% due 02/15/2012                                  360,000       337,093
KFW International Finance, Inc.,
   5.75% due 01/15/2008                                     5,500,000     5,584,700
Louisville & Jefferson Kentucky
   Sewer, Series A, 5.00% due
   05/15/2036                                                 100,000        94,243
Maryland State Health & Higher
   Education, Series B, 5.00% due
   07/01/2041                                                 100,000        94,146
Morgan Stanley Dean Witter,
   FRN 2.02% due 04/22/2004                                   500,000       499,220
National Rural Utilities
   Cooperative Medium Term Note,
   FRN 1.91% due 07/17/2003                                   400,000       400,018
Oneok, Inc.,
   FRN 3.0025% due 04/24/2002                                 600,000       600,428
Pinto Totta International Finance,
   Ltd., Series A, 144A, 7.77% due
   12/31/2049                                                     251       253,746
Premium Asset Trust, Series
   2000-10 Trust 144A, FRN
   2.48125% due 11/27/2004                                  1,000,000     1,001,365
Protective Life Fund Trust, 144A,
   FRN 2.12% due 01/17/2003                                   500,000       501,314
Small Business Administration
   Participation Certificate,
   6.64% due 02/10/2011                                       799,229       820,775
Walt Disney Company,
   3.90% due 09/15/2003                                     1,100,000     1,098,887
Williams Companies, Inc., 144A,
   FRN 3.145% due 07/31/2002                                  500,000       500,418
                                                                       ------------
                                                                         20,967,782
TOTAL CORPORATE BONDS
(Cost: $42,774,293)                                                    $ 42,499,568
                                                                       ============


CONVERTIBLE BONDS - 0.36%
FRANCE - 0.11%
AXA SA,
   2.50% due 01/01/2014                                       234,630       196,831
                                                                       ------------

GREECE - 0.25%
Hellenic Finance SCA,
   2.00% due 07/15/2003                             EUR       500,000       446,188
                                                                       ------------

TOTAL CONVERTIBLE BONDS
(Cost: $763,463)                                                       $    643,019
                                                                       ============


COLLATERALIZED MORTGAGE OBLIGATIONS - 9.88%
IRELAND - 0.47%
Emerald Mortgages PLC Series 2
   Class A, FRN 3.685% due
   06/30/2028                                                 942,263       838,840
                                                                       ------------

ITALY - 0.26%
Island Finance SPA, Series 1,
   Class A, 144A, FRN 4.052% due
   01/30/2015                                       EUR  $    523,859  $    467,711
                                                                       ------------

JAPAN - 0.12%
SHL Corp., Ltd., Series 1999-1A,
   Class A1, 144A, FRN 0.48388%
   due 12/25/2024                                   JPY     9,214,920        70,373
   Class A2, 144A, FRN 0.78388%
   due 12/25/2024                                          20,000,000       152,660
                                                                       ------------
                                                                            223,033
UNITED KINGDOM - 4.38%
Bauhaus Securities Ltd.,
   FRN 3.899% due 10/30/2052                        EUR     1,750,000     1,556,205
Bauhaus Securities Ltd., Series 1,
   Class A1, FRN 3.769% due
   10/30/2052                                                 345,249       307,324
Haus, Ltd.,Series 2000-1A, Class
   A2 144A, FRN 3.56% due
   12/10/2037                                               2,000,000     2,003,437
Holmes Financing PLC, Series 2
   Class 2A, FRN 2.00688% due
   07/15/2017                                               1,100,000     1,099,230
Holmes Financing PLC Series 3A
   Registered S, FRN 3.1769% due
   07/15/2040                                               1,200,000     1,069,141
Holmes Funding PLC, Series 1999-1
   Class A2, FRN 3.542% due
   12/15/2025                                                 571,370       508,249
Ocwen Mortgage Loans,
   FRN 3.903% due 12/15/2031                                  252,372       225,267
RMAC, Series 1999,  Class A,
   FRN 4.42781% due 09/12/2041                                228,361       331,991
    Series 2001 Class A3,
   10.00% due 06/12/2003                            GBP     3,200,000       758,767
                                                                       ------------
                                                                          7,859,611
UNITED STATES - 4.65%
Bear Stearns Arm Trust, Series
   2001-2 Class 2A2B, FRN 5.8756%
   due 02/25/2031                                        $    744,672       752,174
CDC Securitization Corp., Series
   1999-FL1, Class-A, 144A, FRN
   2.28% due 12/14/2007                                        22,833        22,833
Crusade Global Trust, Series
   1999-1, Class A2, FRN 2.3413%
   due 02/15/2030                                           2,558,615     2,562,613
First Alliance Mortgage Loan,
   Series 1997 4, Class A3, FRN
   1.96875% due 12/20/2027                                    309,090       309,214
GMAC Commercial Mortgage
   Securities Inc. 144A Class B,
   FRN 2.6425% due 09/11/2006                                 700,000       560,000
Government Lease Trust, Series
   1999 Class 1, 144A, 4.00% due
   05/18/2011                                                 500,000       409,142
Homeside Mortgage Securities,
   Series 2001 1 Class A, FRN
   2.58% due 10/20/2026                                       374,501       374,033
Merrill Lynch Credit Corp.
   Mortgage Investors, Inc.,
   Series 1999-A, Class A, FRN
   2.46% due 03/15/2025                                       421,675       423,035




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            ------       -----
UNITED STATES - CONTINUED
Restructured Asset Securities,
   Series 2000 5 Mm Aig Class 3C7
   144A, FRN 2.33125% due                                $  1,700,000  $  1,701,382
   03/03/2003
Salomon Brothers Mortgage
   Securities VII, Inc., Series
   1999-AQB, Class A1, FRN
   2.31563% due 12/15/2029                                    286,753       287,908
   Series 1999-LB1, Class A, FRN
   2.23% due 06/25/2029                                       516,249       515,555
Torrens Trust, Series 2000-1GA,
   Series 2000 Class A, 144A, FRN
   2.08% due 07/15/2031                                       428,173       428,307
                                                                       ------------
                                                                          8,346,196
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $17,714,224)                                                    $ 17,735,391
                                                                       ------------


ASSET BACKED SECURITIES - 4.91%
AUSTRALIA - 0.11%
Racers 2000-5-MM-AIG, 144A,
   FRN 3.389% due 09/26/2032                        EUR       212,763       189,561
                                                                       ------------

CAYMAN ISLANDS - 0.38%
International Credit Recovery -
   Japan, FRN 0.3775% due
   08/25/2005                                       JPY    22,712,500       173,365
   Series 3A Class A 144A, FRN
   0.35875% due 05/22/2006                               $ 65,929,331       503,239
                                                                       ------------
                                                                            676,604
GERMANY - 0.11%
Core, Inc.,
   FRN 3.45938% due 01/16/2006                      EUR       438,275       199,940
                                                                       ------------

UNITED STATES - 4.31%
Amresco Residential Securities,
   Series 1999 1, Certificate
   Class A, FRN 2.40% due 06/25/2029                     $    755,853       756,964
Bayview Financial Acquisition
   Trust, Series 2000-D Class A
   144A 3C7, FRN 2.32% due
   11/25/2030                                               1,700,000     1,705,844
Core, Inc. Class 3B 144A,
   FRN 3.537% due 03/17/2009                                  498,782       495,976
Credit Suisse First Boston
   Mortgage, Series 2000-HE1,
   Class A2, FRN 2.08% due
   12/15/2030                                                 748,866       749,203
Indymac Mortgage Trust, Series
   1998-A Class AF3, FRN 6.20% due
   06/25/2025                                                 262,222       264,959
Irwin Home Equity, Series 2001 2,
   FRN 2.15% due 11/25/2011                                   981,842       981,994
Long Beach Mortgage Loan Trust,
   Series 2001 3 Class A2, FRN
   2.3575% due 09/25/2031                                   1,078,809     1,078,845
Marriott Vacation Club Owner
   Trust, Series 2000 1 Class A
   144A, FRN 2.08875% due
   09/20/2017                                                 680,895       676,427
Providian Gateway Master Trust,
   Series 2000 C Certificate Class
   A FRN, FRN 2.04% due 03/15/2007                            900,000       900,160
Sovereign Bank Home Equity Loan
   Trust, Class A1, 7.26% due
   10/25/2002                                            $    133,871  $    134,081
                                                                       ------------
                                                                          7,744,453
TOTAL ASSET BACKED SECURITIES
(Cost: $8,863,914)                                                     $  8,810,558
                                                                       ------------


SUPRANATIONAL OBLIGATIONS - 2.03%
BELGIUM (EUROCLEAR) - 1.05%
European Investment Bank, FRN
   2.47125% due 04/22/2008                                  1,911,275     1,895,921
                                                                       ------------

SWITZERLAND - 0.98%
Eurofima, 4.75% due 07/07/2004                      SEK    18,500,000     1,755,403
                                                                       ------------

TOTAL SUPRANATIONAL OBLIGATIONS (Cost: $3,674,770)                     $  3,651,324
                                                                       ------------


SHORT TERM INVESTMENTS - 2.31%
American Electric Power
   4.26% due 02/13/2002                                  $    763,000  $    759,118
General Mills, Inc.
   3.015% due 01/18/2002                                    1,500,000     1,497,864
Sprint Capital Corp.
   3.48% due 05/09/2002                                       600,000       592,576
UBS Finance, Inc.
   1.80% due 03/27/2002                                       400,000       398,300
 Walt Disney Company
   2.96% due 02/06/2002                                       900,000       897,336
                                                                       ------------
                                                                       $  4,145,194
REPURCHASE AGREEMENTS - 0.56% ***
Repurchase Agreement with State
   Street Corp. dated 12/31/2001 at
   0.85%, to be repurchased at
   1,012,048 on 01/02/2002,
   collateralized by 995,000 U.S.
   Treasury Note, 4.63% due
   2/28/2003 (valued at 1,036,316
   including interest)                                   $  1,012,000  $  1,012,000
                                                                       ------------



PUT OPTIONS - 0.00%


   NUMBER OF                           EXPIRATION MONTH/
   CONTRACTS                              STRIKE PRICE                VALUE
   ---------                              ------------                -----
  11,000,000       Federal National     February 2002/
                        Mortgage           $84.90625                    $88
                       Association
      14         Government of Japan      March 2002/
                     Bond Futures         YEN 127.50                    534
  14,000,000     Government of Canada     March 2002/
                                             $98.00                       9
  25,000,000         Japanese Yen         March 2002/
                                          YEN 147.30                  2,750
   6,200,000     U.S. Treasury Bonds      April 2002/
                       Futures              $88.00                        6
      90          Eurodollar Futures      June 2002/
                                            $92.50                      563
                                                                     ------
TOTAL PUT OPTIONS (Cost: $7,982)                                     $3,950
                                                                     ------




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

CALL OPTIONS - 0.07%

   NUMBER OF                          EXPIRATION MONTH/
   CONTRACTS                             STRIKE PRICE               VALUE
   ---------                             ------------               -----
      63         U.S. Treasury Notes    February 2002/
                         Futures            $117.50                $    984
      86          Eurodollar Futures    December 2002/
                                            $96.25                  111,800
                                                                   --------

TOTAL CALL OPTIONS (Cost: $106,418)                            $    112,784
                                                               ------------


TOTAL INVESTMENTS (GLOBAL BOND TRUST)
(Cost: 4,225)                                                  $179,516,444
                                                               ============


TOTAL RETURN TRUST

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 3.80%
U.S. TREASURY BONDS - 1.91%
3.625% due 04/15/2028                                $    989,244    $  1,008,722
3.875% due 04/15/2029                                  11,138,626      11,862,637
6.00% due 02/15/2026                                    3,000,000       3,086,730
6.25% due 08/15/2023                                      800,000         846,376
6.50% due 11/15/2026                                      100,000         109,531
                                                                     ------------
                                                                       16,913,996
U.S. TREASURY NOTES - 1.89%
3.375% due 01/15/2007                                   2,580,784       2,587,236
3.50% due 01/15/2011                                      612,864         610,946
3.625% due 01/15/2008                                   4,291,638       4,337,215
3.875% due 01/15/2009                                   7,262,867       7,428,533
3.625% due 07/15/2002                                   1,665,045       1,680,646
                                                                     ------------
                                                                       16,644,576
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $ 32,857,377)                                                 $ 33,558,572
                                                                     ------------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.70%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.73%
5.625% due 03/15/2011                                  69,000,000      68,385,210
6.278% due 01/01/2029                                   5,526,385       5,602,373
7.50% due 08/15/2030                                    5,524,135       5,826,195
7.50% due 12/20/2029                                    5,806,460       5,941,408
                                                                     ------------
                                                                       85,755,186
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.49%
5.158% due 10/01/2040                                   5,938,835       5,966,688
5.384% due 05/01/2036                                  20,601,057      20,933,086
5.50% TBA **                                            2,000,000       1,966,260
6.00% due 04/01/2016 - 11/01/2016                       6,733,888       6,750,723
6.00% TBA **                                            9,000,000       8,985,960
7.125% due 06/15/2010                                  11,500,000      12,610,440
                                                                     ------------
                                                                       57,213,157
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 19.48%
5.50% due 05/20/2030                                    3,862,991       3,920,936
6.00% due 01/15/2029 - 08/15/2031                      12,679,952      12,448,089
6.00% TBA **                                           59,000,000      57,912,040
6.375% due 05/20/2023                                   4,084,168       4,160,746
FRN 6.375% due 02/20/2024                               1,464,050       1,486,245
6.50% TBA **                                           61,100,000      61,310,073
6.75% due 09/20/2021                                      694,170         712,392
7.00% due 05/15/2029 - 12/15/2029                      12,750,730      13,005,022
7.00% TBA **                                            5,000,000       5,106,250
7.50% TBA **                                         $ 11,000,000    $ 11,378,180
                                                                     ------------
                                                                      171,439,973
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $312,105,608)                                                 $314,408,316
                                                                     ------------


FOREIGN GOVERNMENT OBLIGATIONS - 1.76%
FEDERAL REPUBLIC OF BRAZIL - 0.33%
FRN 3.1875% due 04/15/2006                              3,340,800       2,906,496
                                                                     ------------

REPUBLIC OF EGYPT - 0.83%
8.75% due 07/11/2011                                    7,500,000       7,350,000
                                                                     ------------

GOVERNMENT OF MEXICO - 0.45%
11.375% due 09/15/2016                                    100,000         123,025
8.30% due 08/15/2031                                    3,700,000       3,635,250
9.875% due 02/01/2010                                     200,000         223,380
                                                                     ------------
                                                                        3,981,655
REPUBLIC OF PANAMA - 0.08%
8.25% due 04/22/2008                                      700,000         693,000
                                                                     ------------

REPUBLIC OF POLAND - 0.07%
Step up to 4.50% due 10/27/2024                           300,000         216,000
Step up to 3.75% due 10/27/2024                           500,000         400,013
                                                                     ------------
                                                                          616,013
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $15,711,603)                                                  $ 15,547,164
                                                                     ------------

CORPORATE BONDS - 24.66%
AIR TRAVEL - 0.17%
American Airlines, Inc., Series
   2001-2 Class A-1, 144A, 6.978%
   due 04/01/2011                                       1,500,000       1,499,700
                                                                     ------------

AMUSEMENT & THEME PARKS - 1.08%
Walt Disney Company,
   4.50% due 09/15/2004                                 9,600,000       9,548,256
                                                                     ------------

AUTOMOBILES - 2.15%
DaimlerChrysler North America Holding,
   FRN 2.64% due 12/16/2002                             3,500,000       3,482,878
   FRN 2.73% due 08/01/2003                             3,200,000       3,152,253
   6.59% due 06/18/2002                                 8,400,000       8,506,344
Ford Motor Company,
   7.45% due 07/16/2031                                 4,200,000       3,853,626
                                                                     ------------
                                                                       18,995,101

BANKING - 1.66%
Bank One Corp.,
   5.90% due 11/15/2011                                 1,300,000       1,258,556
Bank One NA Illinois,
   FRN 2.21625% due 05/10/2004                          1,300,000       1,299,294
Credit Suisse First Boston USA,
   Inc., 6.125% due 11/15/2011                          1,100,000       1,073,226
Royal Bank of Scotland,
   FRN 30.00% due 12/01/2003                    GBP     3,000,000       3,434,600




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
BANKING - CONTINUED
Royal Bank of Scotland PLC,
   7.648% due 08/31/2049                             $  5,000,000    $  5,061,800
Wachovia Corp.,
   4.95% due 11/01/2006                                 2,000,000       1,964,300
Westdeutsche Landesbank Giroze Series
   2008, 6.05% due 01/15/2009                             500,000         496,580
                                                                     ------------
                                                                       14,588,356
BUILDING MATERIALS & CONSTRUCTION - 0.35%
Cemex SA 144A,
   9.25% due 06/17/2002                                 3,000,000       3,087,000
                                                                     ------------

DOMESTIC OIL - 0.10%
Kerr Mcgee Corp., 144A,
   4.48% due 06/28/2004                                   900,000         898,125
                                                                     ------------

ELECTRIC UTILITIES - 1.83%
Entergy Louisiana, Inc.,
   8.50% due 06/01/2003                                 3,000,000       3,177,060
Indiana Michigan Power Company, Series
   B, FRN 2.70625% due 09/03/2002                       1,500,000       1,501,513
LG&E Capital Corp., 144A,
   6.205% due 05/01/2004                                6,000,000       6,171,120
Pacific Gas & Electric Company, 144A,
   FRN 7.575% due 10/31/2049                              300,000         283,500
TX Electric Company, Series C
   144A, FRN 2.50% due 06/15/2003                       5,000,000       5,002,965
                                                                     ------------
                                                                       16,136,158
ELECTRONICS - 0.55%
Sierra Pacific Resources, Series
   144A, FRN 2.37% due 04/20/2003                       5,000,000       4,835,955
                                                                     ------------

FINANCIAL SERVICES - 8.49%
Atlas Reinsurance  PLC, Class A 144A,
   FRN 4.28777% due 01/07/2005                          1,000,000       1,000,000
Bear Stearns Companies, Inc.
   Medium Term Note Bank, FRN 2.39
   due 12/01/2003                                       1,900,000       1,900,973
Donaldson Lufkin Jenrette,
   FRN 2.23563% due 07/18/2003                          2,800,000       2,808,350
Ford Credit Canada, Ltd., 144A,
   FRN 2.03% due 12/16/2002                             7,000,000       6,916,049
Ford Motor Credit Company,
   5.219% due 07/18/2005                                4,000,000       3,776,576
   7.50% due 03/15/2005                                 5,000,000       5,115,150
Gemstone Investors, Ltd., 144A,
   7.71% due 10/31/2004                                 1,300,000       1,263,651
General Motors Acceptance Corp.,
   FRN 2.20% due 08/18/2003                             4,500,000       4,423,950
   2.716% due 05/10/2004                                1,600,000       1,559,061
   3.11% due 01/20/2004                                 2,700,000       2,640,897
   8.00% due 11/01/2031                                   100,000         101,169
General Motors Acceptance Corp.
   Medium Term Note
   FRN 2.12% due 07/21/2004                            10,600,000      10,361,288
   FRN 2.54% due 08/04/2003                             1,800,000       1,768,437
   2.80% due 05/17/2004                                 3,000,000       2,923,602
Household Finance Corp.,
   6.125% due 02/27/2003                                2,000,000       2,059,000
Household Finance Corp. Medium
   Term Note Bank Ent, 4.406% due
   05/28/2004                                        $  4,200,000    $  4,197,509
Merrill Lynch & Company Inc.,
   4.34% due 05/21/2004                                 1,000,000       1,000,602
Morgan Stanley & Company, Inc.,
   7.187% due 09/15/2011                                2,870,000       3,047,595
Morgan Stanley Dean Witter, Series C,
   FRN 2.415% due 08/07/2003                            1,300,000       1,300,918
   4.37% due 05/14/2004                                 1,900,000       1,894,384
Pemex Finance, Ltd.,
   5.72% due 11/15/2003                                 5,000,000       5,119,650
Pemex Project Funding Master Trust,
   FRN 3.37563% due 01/07/2005                          2,100,000       2,100,000
Premium Asset Trust, Series
   2000-10 Trust 144A, FRN
   2.48125% due 11/27/2004                                500,000         500,682
Small Business Administration
   Participation Certificate, Series
   2000-10B, 7.449% due 08/01/2010                        973,775       1,046,023
Textron Financial Corp.,
   FRN 2.02375% due 09/17/2002                          5,000,000       4,953,450
Trinom Ltd., Class A 2 144A,
   7.90% due 12/18/2004                                 1,000,000       1,002,030
                                                                     ------------
                                                                       74,780,996
FOOD & BEVERAGES - 0.15%
Kroger Company,
   4.31% due 08/16/2012                                 1,300,000       1,300,571
                                                                     ------------

INDUSTRIALS - 1.27%
Boise Cascade Corp.,
   9.85% due 06/15/2002                                 6,000,000       6,139,800
Cox Enterprises, Inc. 144A,
   6.625% due 06/14/2002                                5,000,000       5,085,700
                                                                     ------------
                                                                       11,225,500
INTERNATIONAL OIL - 0.83%
Conoco Funding Company,
   7.25% due 10/15/2031                                 6,900,000       7,270,392
                                                                     ------------

SANITARY SERVICES - 0.46%
Waste Management, Inc.,
   6.50% due 05/15/2004                                 4,000,000       4,099,920
                                                                     ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.14%
Dominion Resources, Inc., Series
   D, FRN 2.52% due 09/16/2002                         10,000,000      10,011,770
                                                                     ------------

TELEPHONE - 4.43%
AT&T Corp., 144A,
   7.30% due 11/15/2011                                 6,900,000       7,090,233
Bellsouth Corp.,
   6.875% due 10/15/2031                                  100,000         102,825
British Telecom PLC,
   FRN 8.375% due 12/15/2010                              700,000         773,402
France Telecom SA, 144A,
   FRN 3.613% due 03/14/2003                           12,800,000      12,897,242




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
TELEPHONE - CONTINUED
Sprint Capital Corp.,
   6.00% due 01/15/2007                              $    100,000    $     99,288
  7.625% due 01/30/2011                                10,900,000      11,432,247
Verizon Pennsylvania, Series A,
   5.65% due 11/15/2011                                 6,900,000       6,625,380
                                                                     ------------
                                                                       39,020,617
TOTAL CORPORATE BONDS
(Cost: $217,674,650)                                                 $217,298,417
                                                                     ------------

MUNICIPAL BONDS - 0.30%
NORTH CAROLINA - 0.18%
North Carolina State Education
    Assistance Authority Revenue,
   3.65% due 06/01/2009                                 1,569,712       1,569,712
                                                                     ------------

PENNSYLVANIA - 0.12%
Philadelphia Pennsylvania School
   District, Series 496, 4.75% due
   04/01/2027                                           1,300,000       1,032,122
                                                                     ------------

TOTAL MUNICIPAL BONDS
(Cost: $2,599,562)                                                   $  2,601,834
                                                                     ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.87%
ABN AMRO Mortgage Corp., Series 1999-4,
   Class IA4, 6.50% due 06/25/2029                      5,000,000       4,916,600
Aurora Loan Services, Series 2000-2 Class
   2A1, FRN 2.63% due 05/25/2030                        3,806,521       3,817,840
Bear Stearns Arm Trust,
   Series 2000-1 Class 1A, FRN
   7.478% due 12/25/2030                                  448,687         454,923
   Series 2000-1 Class 2A, FRN
   7.491% due 12/25/2030                                  621,635         634,691
   Series 2001-8, Class VIA, FRN
   6.7339% due 11/25/2031                               3,664,507       3,719,802
   Series 2001-9 Class IA, FRN
   6.299 due 01/25/2032                                 6,900,000       7,064,416
   Series 2001-10 Class VIA,
   6.147% due 12/25/2031                                1,800,000       1,823,862
   Series 2001-10 Class VA, FRN
   6.195% due 12/25/2031                                3,000,000       3,052,501
Cendant Mortgage Corp., Series
   1999-A, Class A2 144A, FRN
   2.58% due 08/25/2030                                 3,081,925       3,089,630
Credit Suisse First Boston
   Mortgage,
   Series 2001-3 Class 1A1,
   6.75% due 08/21/2031                                   989,806         998,467
   Series 2001-4 Class 4A1, FRN
   2.48% due 09/25/2031                                 2,558,532       2,528,137
E-Trade Bank Arm Trust, Series
   2001-1 Class A1, FRN 7.09667%
   due 09/25/2031                                       7,116,168       7,236,431
GE Capital Mortgage Services,
   Inc., REMIC, 1998-6, Class 1A6,
   6.75% due 03/25/2028                              $  3,350,000    $  3,378,441
GMAC Commercial Mortgage Security,
   Inc., Series 99 C2, Class A,
   6.57% due 09/15/2033                                 4,970,267       5,163,597
Indymac Arm Trust, Series 2001-H2
   Class A2, 6.444% due 01/25/2032                      1,275,653       1,282,684
Morgan Stanley Dean Witter Capital
   I, 2001-SGMA, Class A 144A, FRN
   2.32% due 07/11/2011                              $  3,479,744    $  3,479,744
Norwest Asset Securities Corp.,
   Series 1999-25 Class A4, 6.25%
   due 10/25/2029                                       5,857,710       5,757,250
Residential Funding Mortgage
   Security I, Series 1998-S6,
   Class A6, 6.75% due 03/25/2028                       4,335,000       4,373,625
   Series 2000-S13 Class A1, 7.75%
   due 10/25/2030                                          66,889          67,537
Salomon Brothers Mortgage Securities
   VII Inc., Series 1999-NC4 Class A,
   FRN 2.33% due 09/25/2029                             3,601,207       3,613,909
    Series 2000-BOA1 Class A,
   7.5999% due 12/25/2030                                 313,556         319,803
Small Business Administration
   Participation Certificate, Series
   2001-P10B Class 1, 6.344% due                        6,343,772       6,388,464
   08/10/2011
Structured Asset Securities Corp.,
   Series 2001-15A, Class 2A1,
   6.50% due 09/25/2031                                 1,818,314       1,848,675
   Series 2001-21A, Class 1A1,
   6.25% due 01/25/2032                                 3,600,000       3,662,439
Structured Product Asset Certificate
   Trust, 144A, 5.086% due 06/20/2004                   8,700,000       8,586,900
Wells Fargo Mortgage Back
   Securities 2001-34 Trust, Class                      7,100,000       7,177,658
   2A, 6.251% due 01/25/2032
Wells Fargo Securities Trust, Series
   2001-2 Class A, 7.00% due 02/25/2016                 1,294,958       1,336,267
                                                                     ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $95,041,605)                                                  $ 95,774,293
                                                                     ------------

ASSET BACKED SECURITIES - 10.01%
Ameriquest Mortgage Securities,
   Inc., Series 2000-1, Class A,
   FRN 2.21563% due 06/15/2030                          2,515,035       2,519,500
   Series 2000-2, Class A, FRN
   2.12% due 07/15/2030                                 1,492,825       1,494,800
Asset Backed Securities Corp Home Equity,
   Series 2001-HE2, Class A1, FRN
   2.15563% due 06/15/2031                              6,327,767       6,331,751
Bayview Financial Acquisition Trust,
   Series 2000-D Class A 144A 3C7, FRN
   2.32% due 11/25/2030                                11,700,000      11,740,219
   Series 2001-AA Class A, 144A,
   FRN 2.33% due 04/25/2031                               939,369         938,781
Bayview Financial Asset Trust,
   Series 2001-BA Class A, 144A,
   FRN 2.21% due 07/25/2031                          $  1,766,868    $  1,760,243
Brazos Student Finance
   Corp.,Series 1998-A, Class A2,
   FRN 3.3681% due 06/01/2023                           5,000,000       5,002,233
Conseco Finance Lease LLC, Series 2000-1,
   Class A2, 7.25% due 04/20/2003                         659,836         662,684
Conseco Finance Securitizations,
   Series 2001-4 Class A1, FRN
   3.22% due 09/01/2023                                11,600,000      11,598,187




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
ASSET BACKED SECURITIES - CONTINUED
Credit Suisse First Boston
   Mortgage, Series 2000-HE1,
   Class A2, FRN 2.08% due                           $  6,671,714    $  6,674,721
   12/15/2030
EMC Mortgage Loan Trust, Series
   2001-A Class A, 144A, FRN 2.30%
   due 05/25/2040                                      13,559,941      13,597,167
FHA 220 NP Reilly 60,
   7.43% due 12/01/2023                                 5,241,597       5,284,938
Green Tree Financial Corp., Series
   1999-5, Class A3, 6.97% due 04/01/2031               4,000,000       4,156,240
Irwin Low Balance Home Loan Trust,
   Series 2000 Class A, 144A,
   7.0488% due 06/25/2021                               1,817,350       1,822,011
Team Fleet Financing Corp., Series 1998
   Class A 144A, 6.13% due 10/25/2004                  14,738,412      14,595,183
                                                                     ------------

TOTAL ASSET BACKED SECURITIES
(Cost: $87,666,895)                                                  $ 88,178,658
                                                                     ------------

SUPRANATIONAL OBLIGATIONS - 0.21%
Inter-American Development Bank,
   5.375% due 01/18/2006                                1,800,000       1,838,682
                                                                     ------------

TOTAL SUPRANATIONAL OBLIGATIONS (Cost:
$1,793,805)                                                          $  1,838,682
                                                                     ------------

SHORT TERM INVESTMENTS - 11.81%
Abbey National North America
   5.48% due 03/20/2002                              $  3,300,000    $  3,285,557
ABN AMRO Mortgage Corp.
   1.84% due 03/20/2002                                 6,900,000       6,872,492
American Electric Power
   6.70% due 02/13/2002                                 4,000,000       3,979,647
American Express Credit Corp.,
   4.83% due 03/27/2002                                 7,000,000       6,970,250
Danske Corporation
   1.83% due 03/11/2002                                 6,800,000       6,776,149
Federal Home Loan Mortgage Discount Notes,
   1.74% due 01/10/2002****                               115,000         114,954
   1.76% due 01/15/2002****                             1,000,000         999,316
General Electric Capital Corp.,
   4.80% due 03/27/2002                                   900,000         896,069
   4.81% due 01/03/2002 - 03/28/2002                    5,400,000       5,392,024
   4.82% due 03/28/2002                                 3,300,000       3,284,233
   4.83% due 03/27/2002                                 1,000,000         995,136
   4.84% due 03/27/2002                                 6,600,000       6,569,457
General Mills, Inc.,
   3.01% due 01/17/2002 - 01/22/2002                    3,100,000       3,095,123
Sprint Capital Corp.
   6.25% due 05/07/2002                                 1,500,000       1,481,887
Swedbank Forenings,
   4.39% due 03/28/2002                                 6,500,000       6,468,168
   6.10% due 03/25/2002                                 5,400,000       5,375,847
UBS Finance, Inc.,
   5.60% due 03/26/2002 - 03/28/2002                   34,000,000      33,852,289
   5.61% due 03/28/2002                                   200,000         199,025
United States Treasury Bills,
   2.10% due 02/07/2002****                               180,000         179,637
   6.25% due 02/07/2002****                               565,000         563,844
Westpac Capital Corp.
   1.885% due 03/28/2002                             $  6,700,000    $  6,669,830
                                                                     ------------
                                                                     $104,020,934
REPURCHASE AGREEMENTS - 0.88% ***
Repurchase Agreement with State
   Street Corp., dated
   12/31/2001 at 0.85%, to be
   repurchased at 7,790,368 on
   01/02/2002, collateralized by
   5,625,000 U.S. Treasury Note,
   9.88% due 1/15/2015 (valued at
   7,949,976 including interest)                     $  7,790,000    $  7,790,000
                                                                     ------------

PUT OPTIONS - 0.00%

   NUMBER OF                          EXPIRATION MONTH/
   CONTRACTS                             STRIKE PRICE                VALUE
   ---------                             ------------                -----
      100        U.S. Treasury Notes    February 2002/
                   10 Years Futures         $90.00                   $1,563
       2             Japanese Yen         March 2002/
                                            $79.00                    8,025
      121         Eurodollar Futures      June 2002/
                                            $93.75                      756
     2,485        Eurodollar Futures      June 2002/
                                            $92.50                   15,531
                                                                    -------

TOTAL PUT OPTIONS (Cost: $38,311)                              $     25,875
                                                               ------------

TOTAL INVESTMENTS (TOTAL RETURN TRUST) (Cost:
$877,130,930)                                                  $881,042,745
                                                               ============


INVESTMENT QUALITY BOND TRUST

                                                          SHARES         VALUE
                                                          ------         -----
COMMON STOCK - 0.00%
COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Decisionone Corp. *                                           233       $     50
                                                                        --------

INDUSTRIALS - 0.00%
SF Holdings Group, Inc., Class C, 144A *                       62            248
                                                                        --------

TOTAL COMMON STOCK
(Cost: $99,205)                                                         $    298
                                                                        --------

PREFERRED STOCK - 0.04%
INDUSTRIALS - 0.01%
SF Holdings Group, Inc., 144A                                   6         12,000
SF Holdings Group, Inc., Series B                              17         17,425
                                                                        --------
                                                                          29,425
MINING - 0.02%
Fairfield Manufacturing, Inc.                                 301         91,053
                                                                        --------

PUBLISHING - 0.01%
Primedia, Inc., Series H                                    1,525         70,531
                                                                        --------

TELEPHONE - 0.00%
XO Communications, Inc., Series B                             218            567
                                                                        --------

TOTAL PREFERRED STOCK
(Cost: $702,637)                                                        $191,576
                                                                        --------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                           SHARES          VALUE
                                                                                           ------          -----
WARRANTS - 0.00%
COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Decisionone Corp., Class A *, (Expiration
   date 04/18/2007; strike price $1.00)                                                     137                 $0
   Class B *, (Expiration date
   04/18/2007; strike price $1.00)                                                          236                  0
   Class C, (Expiration date
   04/18/2007; strike price $40.00)                                                         140                  0
                                                                                                                 0
                                                                                                   ---------------
HOUSEHOLD PRODUCTS - 0.00%
Mattress Discounters Holding Corp.,
   144A *, (Expiration date
   07/15/2007; strike price $ 4.850)                                                        150                244
                                                                                                   ---------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
GT Group Telecom, Inc., 144A *,
 (Expiration date 02/01/2010;
   strike price $4.9106)                                                                    150                825
KMC Telecom Holdings, Inc., 144A *,
 (Expiration date 04/15/2008;
   strike price $ .2178)                                                                    425                 21
                                                                                                   ---------------
                                                                                                               846
TOTAL WARRANTS (Cost: $9,544)                                                                               $1,090
                                                                                                   ---------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
U.S. TREASURY OBLIGATIONS - 11.74%
U.S. TREASURY BONDS - 9.26%
6.25% due 08/15/2023 (a)                                                             $2,200,000         $2,327,534
7.25% due 08/15/2022 (a)                                                              2,000,000          2,353,440
7.875% due 02/15/2021 (a)                                                             3,000,000          3,731,730
8.125% due 08/15/2019 (a)                                                             6,000,000          7,575,960
8.125% due 08/15/2021                                                                12,700,000         16,220,313
8.75% due 05/15/2017 - 08/15/2020 (a)                                                 3,000,000          3,996,870
12.00% due 08/15/2013 (a)                                                             5,000,000          6,975,800
                                                                                                        43,181,647
                                                                                                   ---------------
U.S. TREASURY NOTES - 2.48%
3.875% due 01/15/2009 (a)                                                               802,167            820,465
4.25% due 01/15/2010 (a)                                                             10,249,602         10,752,447
                                                                                                   ---------------
                                                                                                        11,572,912
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $54,928,107)                                                                                    $54,754,559
                                                                                                   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.81%
FEDERAL HOME LOAN BANK - 0.66%
5.80% due 09/02/2008 (a)                                                             $3,000,000         $3,067,980

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.65%
6.00% due 02/01/2003 - 03/01/2029                                                     4,576,870          4,608,023
6.30% due 03/15/2023                                                                    400,000            414,248
6.50% due 04/01/2029 - 07/01/2031                                                     3,720,760          3,728,187
6.875% due 09/15/2010 (a)                                                             1,000,000          1,079,220
7.00% due 03/15/2010 (a)                                                              5,000,000          5,440,600
7.50% due 06/01/2010 - 05/01/2028                                                     1,416,131          1,473,023
REMIC 6.50% due 06/25/2019                                                              251,938            253,590
                                                                                                   ---------------
                                                                                                        16,996,891
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.04%
5.77% due 03/01/2009                                                                  2,806,739          2,825,906
6.00% due 11/01/2016 - 11/01/2028                                                    17,398,892         17,331,626
6.00% TBA **                                                                          3,685,000          3,603,230
6.18% due 07/01/2008                                                                    350,683            361,635


FEDERAL NATIONAL MORTGAGE ASSOCIATION - CONTINUED
6.27% due 11/01/2007                                                                 $1,059,063         $1,097,645
6.28% due 04/01/2011                                                                  1,000,000          1,035,755
6.30% due 01/01/2008                                                                    301,329            312,639
6.34% due 01/01/2008                                                                    275,751            286,631
6.43% due 01/01/2008                                                                    306,063            319,382
6.447% due 01/01/2008                                                                 1,444,432          1,508,422
6.46% due 06/01/2009                                                                  1,462,067          1,525,041
6.50% due 09/01/2031                                                                     33,951             33,951
6.812% due 10/01/2007                                                                   204,167            217,063
7.00% due 12/01/2015 - 06/01/2029                                                     4,145,658          4,284,229
7.04% due 03/01/2007                                                                    646,551            691,964
7.25% due 01/15/2010 (a)                                                              5,000,000          5,522,650
7.50% due 01/01/2030 - 04/01/2031                                                     1,136,572          1,172,921
                                                                                                   ---------------
                                                                                                        42,130,690
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.32%
6.00% due 08/15/2008 - 12/15/2013                                                     2,880,197          2,913,981
6.50% due 07/15/2008 - 05/15/2029                                                       101,516            103,839
7.00% due 04/15/2023 - 03/15/2029                                                     6,931,016          7,106,597
7.50% due 04/15/2002 - 09/15/2030                                                     8,961,612          9,309,773
8.00% due 07/15/2030 - 10/15/2030                                                       653,561            684,194
                                                                                                   ---------------
                                                                                                        20,118,384
HOUSING & URBAN DEVELOPMENT - 0.14%
7.498% due 08/01/2011                                                                   600,000            667,950
                                                                                                   ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $81,963,278)                                                                                    $82,981,895
                                                                                                   ---------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.45%
NATIONAL REPUBLIC OF BULGARIA - 0..20%
FRN, 4.5625% due 07/28/2011                                                           1,089,000            952,875
                                                                                                   ---------------
GOVERNMENT OF CANADA - 0.47%
8.625% due 01/19/2005                                                                 2,000,000          2,212,280
                                                                                                   ---------------
REPUBLIC OF CHILE - 0.36%
6.95% due 07/01/2012                                                                  1,700,000          1,689,511
                                                                                                   ---------------
REPUBLIC OF COLOMBIA - 0.13%
9.75% due 04/09/2011                                                                    581,613            610,694
                                                                                                   ---------------
REPUBLIC OF PANAMA - 0.13%
4.75% due 07/17/2014                                                                    674,074            597,271
                                                                                                   ---------------
GOVERNMENT OF RUSSIA - 0.16%
5.00% due 03/31/2030                                                                  1,300,000            754,780
                                                                                                   ---------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $6,652,205)                                                                                     $6,817,411
                                                                                                   ---------------
CORPORATE BONDS - 45.56%
AEROSPACE - 0.72%
BAE Systems Holdings, Inc., 144A,
   6.40% due 12/15/2011                                                               2,000,000          1,979,270
Dunlop Standard Aerospace Holdings PLC,
   11.875% due 05/15/2009                                                               225,000            227,250
Northrop Grumman Corp.,
   7.875% due 03/01/2026                                                                115,000            125,111
Raytheon Company,
   6.75% due 08/15/2007                                                               1,000,000          1,028,320
                                                                                                   ---------------
                                                                                                         3,359,951

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
AGRICULTURE - 0.01%
IMC Global, Inc., Series B,
   11.25% due 06/01/2011                                                                $40,000            $43,024
                                                                                                   ---------------

AIR TRAVEL - 1.22%
Air Canada,
   10.25% due 03/15/2011                                                                360,000            229,950
American Airlines, Series 2001 Class
   B 144A, 7.377% due 05/23/2019                                                      1,229,096          1,147,250
Argo-Tech Corp.,
   8.625% due 10/01/2007                                                                310,000            198,400
Atlas Air, Inc.,
   9.375% due 11/15/2006                                                                155,000            124,000
   10.75% due 08/01/2005 (a)                                                            155,000            137,950
Continental Airlines,
   6.648% due 09/15/2017                                                                870,497            771,991
   Series 1997-4, Class 4A, 6.90%
 due 01/02/2018                                                                       1,180,078          1,046,364
Delta Air Lines, Inc.
   7.90% due 12/15/2009 (a)                                                             470,000            425,350
   Series 2000 1 Class B, 7.92%
 due 11/18/2010                                                                         565,000            550,208
US Airways, Inc., Series 2001 1G,
   7.076% due 09/20/2022                                                              1,083,118          1,049,812
                                                                                                   ---------------
                                                                                                         5,681,275
ALUMINUM - 0.31%
Alcan Aluminum, Ltd.,
   6.45% due 03/15/2011                                                                 440,000            446,926
Alcoa, Inc.,
   6.75% due 01/15/2028                                                                 800,000            804,376
Century Aluminum Company,
   11.75% due 04/15/2008                                                                185,000            191,475
                                                                                                   ---------------
                                                                                                         1,442,777
APPAREL & TEXTILES - 0.10%
Levi Strauss & Company,
   7.00% due 11/01/2006                                                                 180,000            135,000
   11.625% due 01/15/2008 (a)                                                           270,000            238,275
Westpoint Stevens, Inc. (a),
   7.875% due 06/15/2008                                                                225,000             66,375
                                                                                                   ---------------
                                                                                                           439,650
AUTO PARTS - 0.56%
Accuride Corp. (a),
   9.25% due 02/01/2008                                                                 330,000            165,000
CSK Auto, Inc., 144A,
   12.00% due 06/15/2006                                                                120,000            120,900
Dana Corp.,
   7.00% due 03/01/2029                                                                 300,000            204,000
    144A, 9.00% due 08/15/2011                                                          445,000            402,725
Hayes Lemmerz International Inc.,
   144A, 11.875% due 06/15/2006 **                                                      100,000             47,000
Hayes Wheels International, Inc., Series
   B,
   9.125% due 07/15/2007                                                                515,000             22,000
LDM Technologies, Inc., Series B,
   10.75% due 01/15/2007                                                                215,000            108,575
Lear Corp., Series B,
   8.11% due 05/15/2009 (a)                                                             495,000            506,489

AUTO PARTS - CONTINUED
Visteon Corp.,
   7.95% due 08/01/2005 (a)                                                          $1,000,000         $1,033,230
                                                                                                   ---------------
                                                                                                         2,609,919
AUTO SERVICES - 0.03%
United Rentals North America Inc.,
   10.75% due 04/15/2008                                                                130,000            139,750
                                                                                                   ---------------
AUTOMOBILES - 0.22%
Chrysler Corp.,
   7.45% due 02/01/2097                                                               1,000,000            922,550
Westinghouse Air Brake Company,
   Series B2, 9.375% due 06/15/2005                                                      85,000             85,850
                                                                                                   ---------------
                                                                                                         1,008,400
BANKING - 4.41%
Bank America Corp.,
   7.40% due 01/15/2011                                                               1,500,000          1,608,960
Bank New York, Inc.,
   6.625% due 06/15/2003                                                              1,000,000          1,052,960
Citicorp,
   6.375% due 11/15/2008                                                                600,000            614,550
   7.125% due 06/01/2003                                                              1,000,000          1,056,610
Credit National,
   7.00% due 11/14/2005                                                               1,300,000          1,350,050
First Financial Caribbean Corp.,
   7.84% due 10/10/2006                                                                 810,000            832,178
First Massachusetts Bank NA,
   7.625% due 06/15/2011                                                              1,000,000          1,045,001
First Republic Bank of San
   Francisco, 7.75% due 09/15/2012                                                      825,000            723,547
Frost National Bank,
   6.875% due 08/01/2011                                                              1,000,000            989,190
Grove Worldwide LLC/Cap, Inc.,
   9.25% due 05/01/2008 **                                                              120,000              2,400
National City Corp.,
   6.875% due 05/15/2019                                                              1,000,000            998,880
NBD Bancorp,
   8.25% due 11/01/2024                                                               2,000,000          2,288,820
People Bank Bridgeport Connecticut,
   9.875% due 11/15/2010                                                              1,000,000          1,101,420
Popular North America, Inc.,
   6.625% due 01/15/2004                                                              1,350,000          1,388,394
Regions Financial Corp.,
   7.00% due 03/01/2011                                                                  95,000             98,753
Republic New York Corp.,
   9.50% due 04/15/2014                                                               1,000,000          1,228,730
Royal Bank Scotland Group PLC,
   6.40% due 04/01/2009                                                               2,750,000          2,778,023
Sprint Capital Corp.,
   6.875% due 11/15/2028                                                              1,500,000          1,372,035
                                                                                                   ---------------
                                                                                                        20,530,501
BROADCASTING - 1.88%
Adelphia Communications Corp.,
   10.25% due 06/15/2011                                                                150,000            148,500
CBS, Inc.,
   7.125% due 11/01/2023                                                                250,000            249,937
Century Communications Corp.,
   zero coupon due 01/15/2008                                                           720,000            367,200


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
BROADCASTING - CONTINUED
Charter Communications Holdings,
   zero coupon due 01/15/2011                                                          $235,000           $153,337
   8.625% due 04/01/2009                                                                325,000            310,375
   Step up to 9.92% due 04/01/2011                                                      160,000            115,200
   10.00% due 05/15/2011                                                                100,000            100,500
   10.75% due 10/01/2009                                                                 75,000             78,375
Classic Cable, Inc.,
   10.50% due 03/01/2010 **                                                             430,000            107,500
Comcast Cable Communications,
   8.50% due 05/01/2027                                                               1,400,000          1,561,798
Liberty Media Group,
   7.75% due 07/15/2009                                                                 700,000            704,214
Lin Holdings Corp.,
   Step up to 10.00% due 03/01/2008                                                     695,000            444,800
Quebecor Media, Inc.,
   13.75% due 07/15/2011                                                                585,000            330,525
Rogers Communications, Inc.,
   8.875% due 07/15/2007                                                                235,000            239,113
STC Broadcasting, Inc.,
   11.00% due 03/15/2007                                                                215,000            182,750
Telewest Communications PLC (a),
   9.875% due 02/01/2010                                                                675,000            486,000
USA Networks, Inc.,
   6.75% due 11/15/2005                                                               1,570,000          1,622,846
Viacom, Inc.,
   7.75% due 06/01/2005                                                               1,035,000          1,110,286
   7.875% due 07/30/2030                                                                165,000            182,152
Young Broadcasting, Inc.,
   10.00% due 03/01/2011                                                                300,000            280,500
                                                                                                   ---------------

                                                                                                         8,775,908
BUILDING MATERIALS & CONSTRUCTION - 0.46%
American Standard, Inc.,
   7.625% due 02/15/2010                                                                 70,000             70,000
Lowes Companies, Inc.,
   6.50% due 03/15/2029                                                               1,100,000          1,045,517
   7.50% due 12/15/2005                                                                 350,000            377,566
Masco Corp.,
   5.75% due 10/15/2008                                                                 700,000            661,003
                                                                                                   ---------------
                                                                                                         2,154,086
BUSINESS SERVICES - 0.75%
American Color Graphics, Inc.,
   12.75% due 08/01/2005                                                                300,000            288,375
EOP Operating Limited Partnership,
   6.50% due 01/15/2004                                                               1,795,000          1,866,118
Federal Express Corp., Series 1998
   1A, 6.72% due 01/15/2022                                                           1,046,367          1,002,472
Packaging Corp. of America, Series
   B, 9.625% due 04/01/2009                                                              90,000             98,100
Pierce Leahy Corp.,
   8.125% due 05/15/2008                                                                 50,000             50,688
True Temper Sports, Inc.,
   10.875% due 12/01/2008                                                               200,000            202,000
                                                                                                   ---------------
                                                                                                         3,507,753
CABLE AND TELEVISION - 0.23%
CSC Holdings, Inc., Series B,
   7.625% due 04/01/2011                                                                450,000            450,995

CABLE AND TELEVISION - CONTINUED
Insight Communications Company,
   Inc., 1.00% due 02/15/2011                                                          $475,000           $277,875
Insight Midwest LP Insight
   Capital, Inc., 9.75% due                                                             160,000            166,400
   10/01/2009
Mediacom Broadband LLC ,
   11.00% due 07/15/2013 (a)                                                            150,000            164,625
                                                                                                   ---------------
                                                                                                         1,059,895
CHEMICALS - 0.69%
Airgas, Inc.,
   9.125% due 10/01/2011                                                                 30,000             32,100
Arco Chemical Company,
   9.80% due 02/01/2020                                                                 120,000            109,200
Georgia Gulf Corp. (a),
   10.375% due 11/01/2007                                                               410,000            428,450
ICI Wilmington, Inc.,
   6.95% due 09/15/2004                                                               1,055,000          1,094,394
IMC Global, Inc.,
   7.625% due 11/01/2005                                                                295,000            279,220
Lyondell Chemical Company, Series
   A, 9.625% due 05/01/2007                                                              90,000             90,450
   Series B, 9.875% due 05/01/2007                                                      320,000            319,200
Noveon, Inc., Series B,
   11.00% due 02/28/2011                                                                 20,000             21,000
Olin Corp.,
   9.125% due 12/15/2011                                                                600,000            606,869
Pioneer Americas Acquisition
   Corp., Series B, 9.25% due                                                            55,000             15,469
   06/15/2007
Texas Petrochemicals Corp., Series
   B, 11.125% due 07/01/2006                                                            250,000            207,500
                                                                                                   ---------------
                                                                                                         3,203,852
CELLULAR COMMUNICATIONS - 0.52%
Cingular Wireless LLC, 144A,
   7.125% due 12/15/2031                                                              1,000,000          1,008,610
Nextel Communications, Inc.,
   9.375% due 11/15/2009 (a)                                                             50,000             38,750
   9.50% due 02/01/2011                                                                 150,000            114,750
  Step up to 9.75% due 10/31/2007                                                       880,000            623,700
Rogers Cantel, Inc.,
   9.375% due 06/01/2008                                                                175,000            175,000
   9.75% due 06/01/2016                                                                  50,000             50,500
Rogers Wireless Inc.,
   9.625% due 05/01/2011                                                                375,000            387,656
Winstar Communications, Inc.,
   12.75% due 04/15/2010 (a) **                                                         100,000                125
                                                                                                   ---------------
                                                                                                         2,399,091
COAL - 0.04%
P&L Coal Holdings Corp., Series B
 (a), 9.625% due 05/15/2008                                                             163,000            174,410
                                                                                                   ---------------

COMPUTERS & BUSINESS EQUIPMENT - 0.36%
Computer Associates International,
   Inc., Series 2003, 6.25% due                                                         500,000            507,260
   04/15/2003
   Series 2005 (a), 6.375% due                                                          920,000            911,656
   04/15/2005
Seagate Technology, 144A,
   12.50% due 11/15/2007                                                                240,000            273,600
                                                                                                   ---------------
                                                                                                         1,692,516

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
CONSTRUCTION & MINING EQUIPMENT - 0.04%
Webb Delaware Corp.,
   10.25% due 02/15/2010                                                               $150,000           $162,375
                                                                                                   ---------------
CONTAINERS & GLASS - 0.42%
Owens Illinois, Inc.,
   Series 2005, 7.15% due 05/15/2005                                                     95,000             85,975
   Series 2008, 7.35% due 05/15/2008                                                     40,000             35,400
   Series 2010, 7.50% due 05/15/2010                                                    300,000            265,500
   7.85% due 05/15/2004 (a)                                                             195,000            187,687
Sealed Air Corp., 144A,
   8.75% due 07/01/2008                                                               1,000,000          1,032,651
Stone Container Corp.,
   9.25% due 02/01/2008                                                                 185,000            195,175
   9.75% due 02/01/2011                                                                 150,000            159,750
                                                                                                   ---------------
                                                                                                         1,962,138
COSMETICS & TOILETRIES - 0.06%
Revlon Consumer Products Corp.,
   144A, 12.00% due 12/01/2005                                                          300,000            294,750
                                                                                                   ---------------

CRUDE PETROLEUM & NATURAL GAS - 0.18%
KN Energy, Inc.,
   6.65% due 03/01/2005                                                                 795,000            814,557
                                                                                                   ---------------

DOMESTIC OIL - 0.23%
Clark Refining & Marketing, Inc.,
   8.625% due 08/15/2008                                                                 10,000              8,600
   8.375% due 11/15/2007                                                                550,000            473,000
Consumers International, Inc.,
   10.25% due 04/01/2005                                                                125,000             47,500
Forest Oil Corp.,
   8.00% due 06/15/2008                                                                 125,000            125,625
   144A, 8.00% due 12/15/2011                                                            25,000             25,000
ICO, Inc., Series B,
   10.375% due 06/01/2007                                                               175,000            133,000
Parker Drilling Company, Series D,
   9.75% due 11/15/2006                                                                 245,000            242,550
Pride International, Inc.,
   10.00% due 06/01/2009                                                                 20,000             21,700
                                                                                                   ---------------
                                                                                                         1,076,975
DRUGS & HEALTH CARE - 2.05%
Alaris Medical, Inc.,
   9.75% due 12/01/2006                                                                 560,000            522,200
   Step up to 11.125% due 08/01/2008                                                    275,000            165,000
Allegiance Corp.,
   7.00% due 10/15/2026                                                               4,000,000          4,214,000
Beckman Instruments, Inc.,
   7.10% due 03/04/2003                                                                 240,000            246,293
   7.45% due 03/04/2008                                                               1,065,000          1,107,664
Bio Rad Labs, Inc.,
   11.625% due 02/15/2007                                                                71,000             78,455
Columbia/HCA Healthcare Corp.,
   7.00% due 07/01/2007                                                                   5,000              5,025
   7.25% due 05/20/2008                                                                 195,000            199,875
Fisher Scientific International,
   Inc., 9.00% due 02/01/2008                                                           130,000            133,250
Manor Care Inc.,
   8.00% due 03/01/2008                                                                  30,000             31,586

DRUGS & HEALTH CARE - CONTINUED
MEDIQ Life Support Services,
   11.00% due 06/01/2008                                                               $165,000                 $0
Omnicare, Inc., Series B,
   8.125% due 03/15/2011                                                                 30,000             30,862
Packard BioScience, Inc., Series
   B, 9.375% due 03/01/2007                                                             200,000            209,000
Physician Sales & Service Inc.,
   8.50% due 10/01/2007                                                                 275,000            275,000
Torchmark, Inc.,
   7.875% due 05/15/2023                                                              2,000,000          1,920,100
Universal Hospital Services, Inc.,
   10.25% due 03/01/2008                                                                245,000            242,550
Warner Chilcott, Inc., Series B,
   12.625% due 02/15/2008                                                               140,000            152,600
                                                                                                   ---------------
                                                                                                         9,533,460
ELECTRICAL EQUIPMENT - 0.11%
Energy Corp. of America, Inc.
   Series A, 9.50% due 05/15/2007                                                       475,000            325,375
Wesco Distribution, Inc.,
   9.125% due 06/01/2008                                                                225,000            209,250
                                                                                                   ---------------
                                                                                                           534,625
ELECTRIC UTILITIES - 4.45% AES Corp.,
   8.50% due 11/01/2007                                                                 150,000            117,000
   8.875% due 02/15/2011                                                                465,000            381,300
American Electric Power Inc.,
   Series A, 6.125% due 05/15/2006                                                    2,000,000          1,976,700
Arizona Public Service Company,
   6.375% due 10/15/2011                                                              1,000,000            960,290
Baltimore Gas & Electric Company,
   6.125% due 07/01/2003                                                              1,000,000          1,029,550
Calpine Corp.,
   8.625% due 08/15/2010                                                                220,000            196,900
   8.50% due 02/15/2011 (a)                                                             550,000            492,250
Cinergy Corp.,
   6.125% due 04/15/2004                                                              2,000,000          2,014,620
CMS Energy Corp.,
   7.50% due 01/15/2009                                                                  65,000             61,798
Duke Energy Company,
   5.375% due 01/01/2009                                                              1,000,000            938,060
L-3 Communications Corp., Series
   B, 8.00% due 08/01/2008                                                              160,000            163,600
   8.50% due 05/15/2008                                                                  40,000             41,700
Nevada Power Company, Series A
   144A, 8.25% due 06/01/2011                                                           600,000            614,142
Northern States Power Company,
   6.375% due 04/01/2003                                                              1,000,000          1,027,030
NRG Energy, Inc.,
   7.50% due 06/01/2009                                                                 700,000            653,261
NSTAR,
   8.00% due 02/15/2010                                                               2,000,000          2,148,720
Old Dominion Electric Coop.,
   6.25% due 06/01/2011                                                               1,045,000          1,023,033
Pacificorp Secured Medium Term Note
   Bank, 6.375% due 05/15/2008                                                        1,000,000            996,140
PSEG Power LLC,
   8.625% due 04/15/2031                                                              1,885,000          2,093,249
Tennessee Gas Pipeline Company,
   7.50% due 04/01/2017                                                                 900,000            877,959


    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
ELECTRIC UTILITIES - CONTINUED
Utilicorp United, Inc.,
   7.95% due 02/01/2011                                                              $2,000,000         $1,966,400
Western Resources, Inc.,
   6.875% due 08/01/2004                                                                105,000             98,134
   7.125% due 08/01/2009                                                                230,000            196,091
Wisconsin Electric Power Company,
   6.50% due 06/01/2028                                                                 700,000            665,805
                                                                                                   ---------------
                                                                                                        20,733,732
ELECTRONICS - 0.23%
Mirant Americas Generation, 144A,
   8.50% due 10/01/2021                                                               1,200,000          1,008,000
Viasystems, Inc. (a),
   9.75% due 06/01/2007                                                                 240,000             72,000
                                                                                                   ---------------
                                                                                                         1,080,000
ENERGY - 0.00%
Costilla Energy, Inc. (a),
   10.25% due 10/01/2006                                                                225,000                  0
                                                                                                   ---------------

FINANCIAL SERVICES - 7.80%
AAG Holding, Inc.,
   6.875% due 06/01/2008                                                              1,710,000          1,594,541
American Financial Group, Inc.,
   7.125% due 04/15/2009                                                                340,000            309,944
Amerus Capital I,
   8.85% due 02/01/2027                                                               1,000,000            842,520
Associates Corp. of North America,
   5.75% due 11/01/2003                                                                 610,000            635,175
BanPonce Financial Corp.,
   6.80% due 12/21/2005                                                                 260,000            264,490
Beneficial Corp.,
   8.40% due 05/15/2008                                                                 350,000            389,011
Cigna Corp.,
   7.40% due 05/15/2007                                                               1,300,000          1,379,911
   7.875% due 05/15/2027                                                                790,000            806,629
   8.25% due 01/01/2007                                                                 410,000            448,606
CIT Group, Inc.,
   6.50% due 02/07/2006                                                               1,000,000          1,037,980
Commercial Credit Group, Inc.,
   7.375% due 04/15/2005                                                              1,000,000          1,070,220
Dime Capital Trust, Class A,
   9.33% due 05/06/2027 (a)                                                           1,350,000          1,465,303
Equitable Companies, Inc.,
   7.00% due 04/01/2028                                                               1,000,000            973,540
Erac USA Finance Company, 144A,
   8.00% due 01/15/2011                                                               2,100,000          2,134,839
Ford Motor Credit Company,
   7.375% due 10/28/2009                                                              2,500,000          2,468,200
General Electric Capital Corp.,
   Series A, 8.88% due 06/18/2003                                                       600,000            648,336
H.F. Ahmanson & Company,
   7.875% due 09/01/2004                                                                525,000            564,454
International Lease Finance Corp.,
   5.75% due 10/15/2006                                                                 700,000            686,133
   6.00% due 06/15/2003                                                                 300,000            306,597
Legg Mason Inc.,
   6.75% due 07/02/2008                                                                 600,000            606,324
Manufacturers & Traders Trust
   Company, 8.00% due 10/01/2010                                                      1,250,000          1,370,650

FINANCIAL SERVICES - 7.80%
Marsh & McLennan Companies, Inc.,
   7.125% due 06/15/2009                                                             $1,145,000         $1,207,986
Nationwide Financial Services,
   Inc., 6.25% due 11/15/2011                                                           710,000            692,584
PDVSA Finance, Ltd.,
   8.50% due 11/16/2012                                                               1,000,000            910,000
Private Export Funding Corp.,
   Series WW, 6.62% due 10/01/2005                                                    2,000,000          2,113,500
    Series YY, 7.03% due 10/31/2003                                                     500,000            533,180
Southern Company Capital Trust I,
   8.19% due 02/01/2037                                                               1,000,000            968,090
Sun Canada Financial Company, 144A,
   6.625% due 12/15/2007                                                                650,000            637,286
   7.25% due 12/15/2015                                                               1,700,000          1,730,872
Sunamerica, Inc.,
   8.125% due 04/28/2023                                                              1,000,000          1,144,910
Tembec Finance Corp.,
   9.875% due 09/30/2005                                                                100,000            102,875
Toyota Motor Credit Corp.,
   5.625% due 11/13/2003                                                              1,600,000          1,661,600
United States Bancorp Oregon,
   7.50% due 06/01/2026                                                               2,774,000          3,029,818
United States West Capital
   Funding, Inc., 6.25% due                                                           1,395,000          1,370,699
   07/15/2005
Western Financial Bank,
   8.875% due 08/01/2007                                                                300,000            276,864
                                                                                                   ---------------
                                                                                                        36,383,667
FOOD & BEVERAGES - 1.13%
Aurora Foods, Inc., Series D,
   9.875% due 02/15/2007                                                                 50,000             48,000
ConAgra Foods, Inc.,
   7.875% due 09/15/2010                                                                655,000            725,321
Kellogg Company, Series B,
   7.45% due 04/01/2031                                                                 500,000            539,275
Kroger Company,
   7.50% due 04/01/2031                                                               1,525,000          1,584,841
Nash Finch Company, Series 2008,
   8.50% due 05/01/2008                                                                 125,000            118,750
New World Pasta Company,
   9.25% due 02/15/2009                                                                 145,000            131,950
Tyson Foods, Inc., 144A,
   8.25% due 10/01/2011                                                               2,000,000          2,103,920
                                                                                                   ---------------
                                                                                                         5,252,057
FOREST PRODUCTS - 0.01%
Tembec Industries, Inc.,
   8.50% due 02/01/2011                                                                  30,000             30,900
                                                                                                   ---------------
GAS & PIPELINE UTILITIES - 1.18%
Dynegy Holdings, Inc.,
   6.875% due 04/01/2011                                                                725,000            609,841
Dynegy-Roseton Danskammer, Series
   2001, Class A, 7.27% due 11/08/2010                                                1,000,000            814,190
Northern Border Partners, L.P.,
   7.10% due 03/15/2011                                                               1,000,000            934,299
Sonat, Inc.,
   6.875% due 06/01/2005                                                              2,000,000          2,008,360


    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
GAS & PIPELINE UTILITIES - CONTINUED
The Williams Companies, Inc.,
   7.875% due 09/01/2021                                                             $1,135,000         $1,147,337
                                                                                                   ---------------

                                                                                                         5,514,027
HEALTHCARE PRODUCTS - 0.05%
Conmed Corp.,
   9.00% due 03/15/2008                                                                 240,000            244,800
                                                                                                   ---------------

HEALTHCARE SERVICES - 0.20%
Health Net, Inc.,
   8.375% due 04/15/2011                                                                775,000            779,991
Triad Hospitals, Inc.,
    Series B, 8.75% due 05/01/2009                                                       55,000             57,475
   11.00% due 05/15/2009                                                                100,000            109,500
                                                                                                   ---------------
                                                                                                           946,966
HOMEBUILDERS - 0.63%
Beazer Homes USA, Inc.,
   8.625% due 05/15/2011                                                                260,000            267,800
Centex Corp.,
   7.875% due 02/01/2011                                                              1,000,000          1,021,570
KB Home,
   9.50% due 02/15/2011                                                                 320,000            326,400
Pulte Corp.,
   8.125% due 03/01/2011                                                                930,000            934,836
Standard Pacific Corp.,
   8.00% due 02/15/2008                                                                  50,000             47,000
   8.50% due 06/15/2007                                                                 115,000            110,975
   8.50% due 04/01/2009                                                                 145,000            138,837
   9.50% due 09/15/2010 (a)                                                             100,000            100,500
                                                                                                   ---------------
                                                                                                         2,947,918
HOTELS & RESTAURANTS - 0.12%
John Q.Hammon Hotels,
   8.875% due 02/15/2004 (a)                                                            145,000            137,750
Mandalay Resort Group, 144A,
   9.375% due 02/15/2010                                                                 50,000             49,813
MGM Mirage, Inc.,
   8.375% due 02/01/2011 (a)                                                            375,000            370,312
                                                                                                   ---------------
                                                                                                           557,875
HOUSEHOLD PRODUCTS - 0.34%
Procter & Gamble, Series A,
   9.36% due 01/01/2021                                                               1,000,000          1,241,300
Resolution Performance Products
   Inc., 13.50% due 11/15/2010                                                           55,000             59,950
   144A, 13.50% due 11/15/2010                                                           95,000            103,550
Sealy Mattress Company, Series B (a),
   Step up to 10.875% due 12/15/2007                                                    225,000            192,375
                                                                                                   ---------------
                                                                                                         1,597,175
INDUSTRIALS - 0.44%
Amerisourcebergen Corp., 144A,
   8.125% due 09/01/2008                                                                 20,000             20,500
Anthony Crane Rental LP,
   10.375% due 08/01/2008                                                               250,000             61,250
Frontiervision Holdings LP,
   Step up to 11.875% due 09/15/2007                                                    125,000            131,250
Hexcel Corp.,
   9.75% due 01/15/2009                                                                  70,000             39,200
IT Group Inc., Series B,
   11.25% due 04/01/2009                                                                190,000             34,200

INDUSTRIALS - CONTINUED
Midamerican Funding LLC,
   6.75% due 03/01/2011                                                              $1,000,000           $957,760
Praxair, Inc.,
   6.50% due 03/01/2008                                                                 605,000            617,269
Roller Bearing Company of America,
   Inc., Series B, 9.625% due                                                            25,000             21,875
   06/15/2007
SCG Holding Corp., Series B,
   12.00% due 08/01/2009                                                                383,000            134,050
Sun Media Corp.,
   9.50% due 05/15/2007                                                                  50,000             51,250
                                                                                                   ---------------
                                                                                                         2,068,604
INSURANCE - 4.52%
Amerus Group Company,
   6.95% due 06/15/2005                                                                 715,000            702,423
Conseco, Inc.,
   9.00% due 10/15/2006                                                                  40,000             18,400
   10.75% due 06/15/2008                                                                335,000            154,100
Equitable Life Assurance Society,
   144A, 7.70% due 12/01/2015                                                           680,000            738,228
Everest Reinsurance Holdings,
   Inc., 8.75% due 03/15/2010                                                         1,800,000          2,000,646
Fidelity National Financial Inc.,
   7.30% due 08/15/2011                                                               1,000,000            986,219
Florida Windstorm Underwriting
   Association, Series 1999, 144A,
   7.125% due 02/25/2019                                                              3,720,000          3,647,944
Jackson National Life Insurance
   Company, 144A, 8.15% due 03/15/2027                                                1,500,000          1,614,075
Liberty Mutual Insurance Company, 144A,
   7.697% due 10/15/2097                                                              1,870,000          1,438,703
   8.20% due 05/04/2007                                                                 550,000            577,863
Lumbermans Mutual Casualty Company, Series
   2026, 144A, 9.15% due 07/01/2026                                                     675,000            621,506
Metlife, Inc.,
   6.125% due 12/01/2011                                                              1,400,000          1,388,044
Nationwide Mutual Insurance Company,
   144A, 8.25% due 12/01/2031                                                         1,000,000            997,240
Ohio National Life Insurance Company,
   144A, 8.50% due 05/15/2026                                                         1,150,000          1,112,740
Provident Companies, Inc.,
   7.00% due 07/15/2018                                                                 500,000            473,130
   7.25% due 03/15/2028                                                                 500,000            476,080
Reinsurance Group of America,
   Inc., 6.75% due 12/15/2011                                                         1,000,000            997,088
Security Benefit Life Company,
   144A, 8.75% due 05/15/2016                                                         1,350,000          1,351,719
Unum Corp.,
   6.75% due 12/15/2028                                                               1,000,000            890,100
Zurich Reinsurance Centre Holdings,
   Inc., 7.125% due 10/15/2023                                                        1,000,000            875,560
                                                                                                   ---------------
                                                                                                        21,061,808
INTERNATIONAL OIL - 0.38%
Petroleos Mexicanos,
   9.50% due 09/15/2027                                                               1,100,000          1,206,700
Tosco Trust 2000, Inc., 144A,
   8.58% due 03/01/2010                                                                 500,000            549,294
                                                                                                   ---------------
                                                                                                         1,755,994

    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
INVESTMENT COMPANIES - 0.55%
Canadian Oil Sands, 144A,
   7.90% due 09/01/2021                                                              $1,000,000         $1,007,601
John Hancock Global Funding, 144A,
   7.90% due 07/02/2010                                                               1,400,000          1,546,524
                                                                                                   ---------------
                                                                                                         2,554,125
LEISURE TIME - 0.13%
Circus Circus Enterprises, Inc.,
   9.25% due 12/01/2005                                                                 245,000            245,613
Station Casinos, Inc.,
   8.875% due 12/01/2008                                                                380,000            368,600
                                                                                                   ---------------
                                                                                                           614,213
MEDICAL-HOSPITALS - 0.08% Beverly Enterprises, Inc.,
   9.625% due 04/15/2009                                                                130,000            136,175
Radiologix, Inc., 144A,
   10.50% due 12/15/2008                                                                200,000            199,000
                                                                                                   ---------------
                                                                                                           335,175
METAL & METAL PRODUCTS - 0.02%
Neenah Corp., Series B,
   11.125% due 05/01/2007                                                               150,000             82,500
Neenah Foundry Company,
   11.125% due 05/01/2007                                                                30,000             16,500
                                                                                                   ---------------
                                                                                                            99,000
MINING - 0.01%
Compass Minerals Group, Inc.,
   144A, 10.00% due 08/15/2011                                                           55,000             57,063
                                                                                                   ---------------

NEWSPAPERS - 0.88%
News America Holdings, Inc.,
   8.50% due 02/15/2005                                                               1,000,000          1,076,310
   9.25% due 02/01/2013                                                               2,645,000          3,039,264
                                                                                                   ---------------
                                                                                                         4,115,574
OFFICE FURNISHINGS & SUPPLIES - 0.04%
Xerox Capital Europe PLC,
   5.875% due 05/15/2004                                                                200,000            184,000
                                                                                                   ---------------

PAPER - 1.19%
Abitibi Consolidated Inc.,
   7.875% due 08/01/2009                                                              1,325,000          1,327,411
Boise Cascade Office Products
   Company, 7.05% due 05/15/2005                                                      2,700,000          2,723,409
Caraustar Industries Inc.,
   9.875% due 04/01/2011                                                                350,000            365,750
Norske Skog Canada Ltd., 144A,
   8.625% due 06/15/2011                                                                 10,000             10,350
Norske Skogindustrier, 144A,
   7.625% due 10/15/2011                                                                800,000            807,698
Pacifica Papers, Inc.,
   10.00% due 03/15/2009                                                                220,000            236,500
Paperboard Industries
   International, Inc., 8.375% due 09/15/2007                                            65,000             62,400
                                                                                                   ---------------
                                                                                                         5,533,518
PETROLEUM SERVICES - 0.41%
Pioneer Natural Resources Company, 9.625%
 due 04/01/2010                                                                         170,000            188,275
Plains Resources, Inc., Series B,
   10.25% due 03/15/2006                                                                190,000            193,325
    Series D, 10.25% due 03/15/2006                                                     100,000            101,750

PETROLEUM SERVICES - CONTINUED
Tesero Petroleum Corp., Series B,
   9.00% due 07/01/2008                                                                $250,000           $251,875
   144A, 9.625% due 11/01/2008                                                          105,000            108,937
Ultramar Corp.,
   8.00% due 03/15/2005                                                               1,000,000          1,060,450
                                                                                                   ---------------
                                                                                                         1,904,612
PUBLISHING - 0.27%
E.W. Scripps Company,
   6.625% due 10/15/2007                                                                500,000            510,945
Quebecor Media, Inc.,
   11.125% due 07/15/2011                                                               200,000            213,500
Scholastic Corp.,
   7.00% due 12/15/2003                                                                 530,000            554,073
                                                                                                   ---------------
                                                                                                         1,278,518
RAILROADS & EQUIPMENT - 0.33%
Canadian National Railway Company,
   7.375% due 10/15/2031                                                              1,000,000          1,056,664
Southern Railway Company,
   8.75% due 10/15/2003                                                                 470,000            504,136
                                                                                                   ---------------
                                                                                                         1,560,800
REAL ESTATE - 0.81%
Healthcare Realty Trust, Inc.,
   8.125% due 05/01/2011                                                              1,500,000          1,567,860
Liberty Property Limited Partnership,
   7.25% due 03/15/2011                                                               1,500,000          1,490,745
Regency Centers LP,
   7.95% due 01/15/2011                                                                 700,000            724,031
                                                                                                   ---------------
                                                                                                         3,782,636
RETAIL TRADE - 0.38%
Duane Reade, Inc.,
   9.25% due 02/15/2008                                                                 255,000            251,175
Federated Department Stores Inc.,
   7.45% due 07/15/2017                                                                 900,000            896,283
J. C. Penny, Inc. (a),
   7.375% due 08/15/2008 (a)                                                             90,000             87,750
   7.60% due 04/01/2007 (a)                                                              50,000             49,000
Rite Aid Corp.,
   7.125% due 01/15/2007 (a)                                                            420,000            342,300
   11.25% due 07/01/2008                                                                150,000            147,000
                                                                                                   ---------------
                                                                                                         1,773,508
SANITARY SERVICES - 0.13%
Allied Waste North America, Inc.,
   144A, 8.50% due 12/01/2008                                                           100,000            101,000
   10.00% due 08/01/2009 (a)                                                            420,000            430,500
Azurix Corp.,
   10.75% due 02/15/2010                                                                 75,000             52,500
                                                                                                   ---------------
                                                                                                           584,000
SEMICONDUCTORS - 0.22%
Amkor Technology,  Inc.,
   9.25% due 02/15/2008 (a)                                                             525,000            496,125
  10.50% due 05/01/2009 (a)                                                             200,000            178,000
Fairchild Semiconductor Corp.,
   10.125% due 03/15/2007                                                               105,000            107,888
    10.375% due 10/01/2007 (a)                                                           60,000             62,250
    10.50% due 02/01/2009 (a)                                                           150,000            158,250
                                                                                                   ---------------
                                                                                                         1,002,513


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
SOFTWARE - 0.04%
Concentric Network Corp.,
   12.75% due 12/15/2007 **                                                             300,000             33,000
Exodus Communications, Inc.,
   10.75% due 12/15/2009 **                                                             125,000             23,125
   144A, 11.25% due 07/01/2008 **                                                       145,000             26,825
   11.625% due 07/15/2010 **                                                            550,000            101,750
                                                                                                   ---------------
                                                                                                           184,700
STEEL - 0.24%
Alaska Steel Corp.,
   7.875% due 02/15/2009                                                                595,000            586,075
Algoma Steel, Inc.,
   12.375% due 07/15/2005 **                                                            100,000             25,500
Bayou Steel Corp.,
   9.50% due 05/15/2008                                                                  12,000              5,400
National Steel Corp., Series D,
   9.875% due 03/01/2009                                                                180,000             64,800
United States Steel LLC, 144A,
   10.75% due 08/01/2008                                                                435,000            415,425
Weirton Steel Corp.,
   10.75% due 06/01/2005 **                                                             100,000             10,500
   11.375% due 07/01/2004 **                                                            200,000             21,000
                                                                                                   ---------------
                                                                                                         1,128,700
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.07%
Alaska Communications Holdings,
   9.375% due 05/15/2009                                                               $120,000           $118,800
Crown Castle International Corp.,
   Step up to 10.375% due 05/15/2011                                                     20,000             12,550
   Step up to 10.625% due 11/15/2007                                                    451,000            394,625
Deutsche Telekom International Finance
   BV, 7.75% due 06/15/2005                                                             500,000            535,145
Echostar DBS Corp.,
   9.375% due 02/01/2009                                                                690,000            707,250
Flag Telecom Holdings Ltd.,
   11.625% due 03/30/2010                                                               135,000             58,050
Flag, Ltd.,
   8.25% due 01/30/2008                                                                 100,000             68,000
Frontiervision LP/Capital, Series B,
   Step up to 11.875% due 09/15/2007                                                     90,000             94,388
GCI, Inc.,
   9.75% due 08/01/2007                                                                 550,000            536,250
Global Crossing Holdings,  Ltd.,
   8.70% due 08/01/2007                                                                 325,000             27,625
   9.125% due 11/15/2006                                                                300,000             30,000
GST Telecommunications, Inc.,
   12.75% due 11/15/2007                                                                210,000              1,050
GT Group Telecom, Inc.,
   Step up to 13.25% due 02/01/2010                                                     490,000             66,150
Insight Midwest LP/ Insight
   Capital, Inc., 10.50% due                                                             40,000             43,000
   11/01/2010
ITC Deltacom, Inc.,
   8.875% due 03/01/2008 (a)                                                             50,000             19,000
   9.75% due 11/15/2008                                                                 165,000             67,650
   11.00% due 06/01/2007 (a)                                                             50,000             22,250
KMC Telecom Holdings, Inc.,
   Step up to 12.50% due 02/15/2008                                                     500,000             20,000
Marconi Corp. PLC,
   7.75% due 09/15/2010                                                                 375,000            191,250

TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
McleodUSA, Inc.,
    8.125% due 02/15/2009                                                               $70,000            $15,050
    Series 2008, 8.375% due 03/15/2008                                                  230,000             49,450
    9.50% due 11/01/2008                                                                545,000            117,175
   11.375% due 01/01/2009 (a)                                                            95,000             21,850
Metronet Communications Corp,
    step up to 9.95% due 06/15/2008                                                     500,000            262,500
NTL Communications Corp., Series B (a),
   Step up to 12.375% due 10/01/2008                                                    515,000            127,463
   RCN Corp., Step up to 11.125%
 due 10/15/2007                                                                          39,000             11,700
Satelites Mexicanos SA De CV,
   10.125% due 11/01/2004                                                               125,000             70,000
Singapore Telecommunications, Ltd.,
   144A, 7.375% due 12/01/2031                                                          310,000            309,969
Tele-Communications, Inc.,
   9.65% due 10/01/2003                                                                 213,000            235,073
Time Warner Telecom LLC,
   9.75% due 07/15/2008                                                                 120,000             95,400
Time Warner Telecom, Inc.,
   10.125% due 02/01/2011                                                               540,000            429,300
United Pan Europe Communications
   NV, 11.25% due 02/01/2010                                                            100,000             13,000
   Series B, 11.50% due 02/01/2010                                                      120,000             15,600
Williams Communications Group,
   Inc., 10.875% due 10/01/2009                                                         525,000            224,437
                                                                                                   ---------------
                                                                                                         5,011,000
TELEPHONE - 1.63%
Allbritton Communications Company,
   Series B, 8.875% due 02/01/2008                                                       50,000             51,000
AT&T Corp., 144A,
   8.00% due 11/15/2031                                                                 625,000            653,819
Bellsouth Savings, ESOT,
   9.19% due 07/01/2003                                                                 297,149            312,702
Compania De Telecomunicaciones,
   8.375% due 01/01/2006                                                              1,000,000          1,048,574
GTE California, Inc., Series G,
   5.50% due 01/15/2009                                                               1,000,000            971,900
GTE Corp.,
   8.75% due 11/01/2021                                                               1,000,000          1,195,030
Hyperion Telecommunications, Inc.,
   Series B, 12.25% due 09/01/2004 (a)                                                  125,000             17,500
   Step up to 13.00% due 04/15/2003                                                     175,000              5,687
Lucent Technologies, Inc.,
   5.50% due 11/15/2008 (a)                                                           1,500,000          1,125,000
   7.25% due 07/15/2006 (a)                                                             500,000            425,000
Telecommunications Techniques
   Company, 9.75% due 05/15/2008                                                        290,000             87,000
World Common, Inc.,
   7.55% due 04/01/2004                                                               1,575,000          1,651,876
XO Communications, Inc.,
   Step up to 9.45% due 04/15/2008 **                                                   450,000             39,937
                                                                                                   ---------------
                                                                                                         7,585,025
TOYS, AMUSEMENTS & SPORTING GOODS - 0.01%
Hasbro, Inc. (a),
   8.50% due 03/15/2006                                                                  29,000             29,580
                                                                                                   ---------------


    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
TRANSPORTATION - 0.05%
K & F Industry, Inc. Series B,
   9.25% due 10/15/2007                                                                 125,000            121,875
Navistar International Corp.,
   8.00% due 02/01/2008                                                                 110,000            106,700
   Series B, 9.375% due 06/01/2006                                                       20,000             20,800
                                                                                                   ---------------
                                                                                                           249,375

TOTAL CORPORATE BONDS
(Cost: $217,160,129)                                                                                  $212,344,796
                                                                                                   ---------------
MUNICIPAL BONDS - 2.71%
ALABAMA - 0.22%
Huntsville Alabama Solid Waste
   Disposal, 5.95% due 10/01/2003                                                     1,000,000          1,039,620
                                                                                                   ---------------

ARIZONA - 0.23%
Phoenix Arizona Civic Improvement
   Corp., 6.30% due 07/01/2008                                                        1,010,000          1,051,986
                                                                                                   ---------------

CALIFORNIA - 0.77%
Los Angeles County California Pension,
   Series A, 8.49% due 06/30/2004                                                       500,000            551,530
    8.62% due 06/30/2006                                                              1,500,000          1,709,940
Southern California Public Power
   Authority Project, Series B, 6.93% due                                             1,300,000          1,362,738
   05/15/2017                                                                                      ---------------
                                                                                                         3,624,208
FLORIDA - 0.25%
Miami Beach Florida Redevelopment
   Agency, 8.95% due 12/01/2022                                                       1,000,000          1,153,170
                                                                                                   ---------------
MARYLAND - 0.16%
Baltimore Maryland, Series B,
   6.375% due 10/15/2002                                                                705,000            727,074
                                                                                                   ---------------
MICHIGAN - 0.30%
Detroit Michigan Downtown Development
   Authority, 6.20% due 07/01/2008                                                    1,335,000          1,383,287
                                                                                                   ---------------
PENNSYLVANIA - 0.67%
Philidelphia Pennsylvania
   Authority, Series A, 5.59% due
   04/15/2005                                                                         2,000,000          2,031,580
Pittsburgh Pennsylvania Urban Redevelopment
   Authority, 8.55% due 09/01/2004                                                    1,000,000          1,113,650
                                                                                                   ---------------
                                                                                                         3,145,230
SOUTH CAROLINA - 0.11%
South Carolina Public Service
   Authority, Series B, 6.97% due
   01/01/2005                                                                           475,000            501,989
                                                                                                   ---------------
TOTAL MUNICIPAL BONDS
(Cost: $12,478,570)                                                                                    $12,626,564
                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.17%
Asset Securitization Corp., Series
   1997, Class A 1B, 6.66% due
   02/14/2041                                                                         2,110,000          2,203,365
Chase Commercial Mortgage Securities
   Corp., Series 1998 1 Class A2,
   6.56% due 05/18/2030                                                               1,000,000          1,037,952
   Series 1998 2 Class A2, 6.39%
   due 11/18/2030                                                                     2,500,000          2,566,217
Credit Suisse First Boston, Series
   1997 C2, Class A2, 6.52% due
   01/17/2035                                                                           530,000            553,419


COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
First Union-Lehman Brothers Commercial
   Mortgage, Series 97 Class A2, 6.60% due
   11/18/2029                                                                        $1,950,000         $2,042,013
Morgan Stanley Dean Witter Capital,
   Series 2001, Class A4, 6.39% due
   07/15/2033                                                                           840,000            847,734
Nomura Asset Securities Corp., Series 1998
   D6 Class A 1B, 6.59% due 03/15/2030                                                  850,000            885,454
                                                                                                   ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: ($9,876,358)                                          $10,136,154
                                                                                                   ---------------
ASSET BACKED SECURITIES - 0.99%
AESOP Funding II LLC, Series 1997-1, Class
   A2 144A, 6.40% due 10/20/2003                                                      1,000,000          1,022,428

AESOP Funding II LLC, Series 1998-1, Class
   A 144A, 6.14% due 05/20/2006                                                       1,000,000          1,022,752
Discover Card Master Trust 1, Series 97 2,
   Class A, 6.792% due 04/16/2010                                                       164,130            169,207
Massachusetts RRB Special Purpose
   Trust, 6.53% due 06/01/2015                                                          982,693          1,008,765
Onyx Acceptance Auto Trust, Series 2001
   B Class A 4, 5.49% due 11/15/2007                                                    465,000            479,237
Peco Energy Transition Trust, Series 1999
   A Class A6, 6.05% due 03/01/2009                                                   1,000,000          1,035,983
   Series 2001 A, 6.52% due 12/31/2010                                                  250,000            259,914
                                                                                                   ---------------
TOTAL ASSET BACKED SECURITIES
(Cost: $4,494,822)                                                                                      $4,598,286
                                                                                                   ---------------
SHORT TERM INVESTMENTS - 13.23%
Navigator Securities Lending Trust, 2.25%                                           $61,662,146        $61,662,146
                                                                                                   ---------------

REPURCHASE AGREEMENTS - 4.30%
Repurchase Agreement with Banque Paribas, dated 12/31/2001at 1.67%, to be repurchased at 20,071,862 on 01/02/2002, collateralized by 20,536,000 U.S.
   Treasury Bills, zero coupon due 03/07/2002 (valued
   at 20,472,373 including interest)                                                 $20,070,000        $20,070,000
                                                                                                   ---------------
TOTAL INVESTMENTS(INVESTMENT QUALITY BOND
TRUST) (Cost: $469,756,899)                                                                           $466,184,775
                                                                                                   ===============

DIVERSIFIED BOND TRUST


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
U.S. TREASURY OBLIGATIONS - 18.50%
U.S. TREASURY BONDS - 3.31%
5.25% due 02/15/2029 (a)                                                             $5,000,000         $4,681,250
6.25% due 05/15/2030 (a)                                                                160,000            173,150
6.625% due 02/15/2027 (a)                                                               432,000            480,328
7.50% due 11/15/2016                                                                  1,000,000          1,182,500
7.875% due 02/15/2021                                                                 2,750,000          3,420,752
8.00% due 11/15/2021                                                                    790,000          1,000,093
8.875% due 08/15/2017                                                                 1,000,000          1,328,440
                                                                                                   ---------------
                                                                                                        12,266,513


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
U.S. TREASURY NOTES - 15.14%
5.00% due 02/15/2011 (a)                                                               $555,000           $552,919
5.625% due 02/15/2006 - 05/15/2008 (a)                                               12,320,000         12,963,299
5.75% due 08/15/2010 (a)                                                              8,025,000          8,418,707
6.125% due 08/15/2007 (a)                                                               587,000            631,025
6.25% due 02/15/2003 - 02/15/2007 (a)                                                31,204,000         33,077,298
6.75% due 05/15/2005                                                                    492,000            534,897
                                                                                                   ---------------
                                                                                                        56,178,145
U.S. TREASURY STRIPS - 0.05%
zero coupon due 08/15/2011                                                              330,000            195,723
                                                                                                   ---------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $68,545,934)                                                                                    $68,640,381
                                                                                                   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.79%
FEDERAL HOME LOAN BANK - 0.84%
5.25% due 02/13/2004                                                                  3,000,000          3,107,340
                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.90%
4.50% due 06/15/2003                                                                  2,515,000          2,578,277
5.125% due 10/15/2008                                                                 1,600,000          1,579,744
6.00% due 08/01/2016                                                                  2,883,929          2,895,638
                                                                                                   ---------------
                                                                                                         7,053,659
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.83%
5.125% due 02/13/2004                                                                 1,500,000          1,551,330
6.00% due 12/15/2005 - 06/01/2016                                                    11,230,777         11,531,768
6.00% TBA **                                                                         10,577,000         10,342,296
6.25% due 05/15/2029                                                                  3,000,000          2,987,340
6.50% due 06/01/2014 - 11/01/2031                                                    23,277,011         23,324,952
6.50% due 06/01/2031                                                                 12,337,943         12,337,944
6.625% due 11/15/2010                                                                 1,744,000          1,853,541
7.00% due 09/01/2031 - 10/25/2041                                                    13,420,602         13,658,533
7.125% due 01/15/2030                                                                 1,226,000          1,360,480
7.50% due 10/01/2010 - 10/01/2031                                                     5,820,270          6,026,867
7.50% due 05/01/2031                                                                  3,325,513          3,431,497
                                                                                                   ---------------
                                                                                                        88,406,548
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.22%
6.00% due 02/15/2029 - 06/15/2029                                                     4,048,973          3,974,819
6.50% due 05/15/2029 - 06/15/2029                                                    11,279,059         11,317,746
7.00% due 04/15/2029                                                                  1,808,248          1,846,673
8.00% due 10/15/2026 - 04/15/2030                                                     2,112,008          2,221,157
                                                                                                   ---------------
                                                                                                        19,360,395

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $117,066,982)                                                                                  $117,927,942
                                                                                                   ---------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.31%
GOVERNMENT OF MEXICO - 0.31%
8.375% due 01/14/2011                                                                   500,000            516,250
8.625% due 03/12/2008                                                                   295,000            316,771
9.875% due 02/01/2010                                                                   295,000            329,486
                                                                                                   ---------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,125,978)                                                                                      $1,162,507
                                                                                                   ---------------
CORPORATE BONDS - 18.69%
AIR TRAVEL - 0.54%
American Airlines, Inc., Series 2001-2,
   Class B, 144A, 8.608% due 04/01/2011                                                 360,000            360,410
   Series 2001-1, Class A-2, 144A,
   6.817% due 05/23/2011                                                                180,000            165,148

AIR TRAVEL - CONTINUED
Delta Air Lines, Inc., Series
   2001-1, Class A-2, 7.111% due                                                       $780,000           $744,214
   03/18/2013
US Airways, Series 2000-3, Class G,
   7.89% due 03/01/2019                                                                 743,305            745,453
                                                                                                   ---------------
                                                                                                         2,015,225
APPAREL & TEXTILES - 0.09% VF Corp.,
   8.10% due 10/01/2005                                                                 310,000            326,160
                                                                                                   ---------------
AUTOMOBILES - 0.03%
Ford Motor Company,
   7.45% due 07/16/2031                                                                 100,000             91,753
                                                                                                   ---------------
BANKING - 0.56%
Bank of America Corp.,
   7.125% due 09/15/2006                                                                375,000            403,361
Capital One Bank,
    6.875% due 02/01/2006                                                               400,000            389,516
    8.25% due 06/15/2005                                                                750,000            766,012
Capital One Financial Corp.,
   7.25% due 05/01/2006                                                                 250,000            241,165
First Union National Bank,
   7.80% due 08/18/2010                                                                 250,000            274,088
                                                                                                   ---------------
                                                                                                         2,074,142
BROADCASTING - 2.39%
Acme Television/Finance, Series B,
   10.875% due 09/30/2004                                                               500,000            480,000
Adelphia Communications Corp.,
   10.25% due 06/15/2011                                                                450,000            445,500
CBS Corp.,
   7.15% due 05/20/2005                                                               1,250,000          1,319,250
Charter Communications Holdings,
    10.00% due 05/15/2011                                                             1,250,000          1,256,250
    10.75% due 10/01/2009                                                             1,000,000          1,045,000
Clear Channel Communications,
    7.65% due 09/15/2010                                                              1,000,000          1,032,400
    7.875% due 06/15/2005                                                               300,000            314,109
Cox Radio, Inc.,
   6.375% due 05/15/2005                                                              1,000,000            992,330
Fox/Liberty Networks LLC,
   8.875% due 08/15/2007                                                                750,000            780,000
Viacom, Inc.,
   7.70% due 07/30/2010                                                                 895,000            974,422
Young Broadcasting, Inc., Series B,
   8.75% due 06/15/2007                                                                 250,000            228,125
                                                                                                   ---------------
                                                                                                         8,867,386
BUSINESS SERVICES - 0.32%
Comcast Cable Communications,
   7.125% due 06/15/2013                                                                460,000            470,318
Williams Companies, Inc.,
   6.50% due 12/01/2008                                                                 750,000            724,710
                                                                                                   ---------------
                                                                                                         1,195,028
CABLE AND TELEVISION - 0.74%
Telemundo Holdings, Inc., Series D,
   zero coupon due 08/15/2003 due
   08/15/2008                                                                           625,000            587,500

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
CABLE AND TELEVISION - CONTINUED
Univision Communications, Inc.,
   7.85% due 07/15/2011                                                              $2,150,000         $2,173,355
                                                                                                   ---------------
                                                                                                         2,760,855
CELLULAR COMMUNICATIONS - 1.21%
Cingular Wireless LLC, 144A,
   7.125% due 12/15/2031                                                                375,000            378,229
Nextel Communications, Inc.,
   12.00% due 11/01/2008                                                              2,250,000          1,963,125
Nextel Partners, Inc.,
    11.00% due 03/15/2010                                                             1,375,000          1,113,750
Telus Corp.,
   7.50% due 06/01/2007                                                                 990,000          1,030,481
                                                                                                   ---------------
                                                                                                         4,485,585
ELECTRICAL EQUIPMENT - 0.39%
Peco Energy Company, 144A,
   5.95% due 11/01/2011                                                                 210,000            204,076
Progress Energy, Inc.,
   5.85% due 10/30/2008                                                               1,270,000          1,240,282
                                                                                                   ---------------
                                                                                                         1,444,358
ELECTRIC UTILITIES - 0.40%
Coastal Corp.,
   6.50% due 06/01/2008                                                               1,250,000          1,212,488
Edison Mission,
   9.875% due 04/15/2011                                                                270,000            281,291
                                                                                                   ---------------
                                                                                                         1,493,779
ELECTRONICS - 0.20%
Motorola, Inc.,
   6.75% due 02/01/2006                                                                 725,000            727,516
                                                                                                   ---------------

FINANCIAL SERVICES - 3.03%
Aig Sunamerica Global Financing
   VII, 144A, 5.85% due 08/01/2008                                                      250,000            251,561
Associates Corp. of North America,
   5.75% due 11/01/2003                                                               2,000,000          2,082,540
Ford Motor Credit Company,
   5.80% due 01/12/2009                                                               2,000,000          1,812,780
   7.25% due 10/25/2011                                                                 310,000            301,915
   7.375% due 10/28/2009                                                                500,000            493,640
Ford Motor Credit Company,
   7.375% due 02/01/2011                                                                600,000            592,080
Gemstone Investors, Ltd., 144A,
   7.71% due 10/31/2004                                                               1,300,000          1,263,651
General Motors Acceptance Corp.,
    6.125% due 09/15/2006                                                               200,000            197,910
    6.875% due 09/15/2011                                                               500,000            489,025
Household Finance Corp.,
    6.40% due 06/17/2008                                                              3,100,000          3,095,350
    8.00% due 05/09/2005                                                                600,000            645,546
                                                                                                   ---------------
                                                                                                        11,225,998
FOOD & BEVERAGES - 1.35%
ConAgra Foods, Inc.,
   7.875% due 09/15/2010                                                                375,000            415,260
Delhaize America, Inc.,
   9.00% due 04/15/2031                                                                 400,000            479,464
Kellogg Company, Series B,
   6.60% due 04/01/2011                                                                 490,000            502,843
Kraft Foods, Inc.,
   5.625% due 11/01/2011                                                                200,000            193,918

FOOD & BEVERAGES - CONTINED
Kroger Company,
   6.80% due 04/01/2011                                                              $1,000,000         $1,019,350
   7.50% due 04/01/2031                                                                 490,000            509,228
Nabisco, Inc.,
   7.55% due 06/15/2015                                                               1,705,000          1,881,416
                                                                                                   ---------------
                                                                                                         5,001,479
GAS & PIPELINE UTILITIES - 0.40%
El Paso Energy Corp.,
   7.80% due 08/01/2031                                                                 500,000            495,680
Williams Companies, Inc.,
   7.125% due 09/01/2011                                                                490,000            484,678
    144A, FRN 3.145% due 07/31/2002                                                     490,000            490,410
                                                                                                   ---------------
                                                                                                         1,470,768
HEALTHCARE SERVICES - 0.30%
Aetna, Inc.,
   7.375% due 03/01/2006                                                                810,000            813,953
Humana, Inc.,
   7.25% due 08/01/2006                                                                 280,000            281,781
                                                                                                   ---------------
                                                                                                         1,095,734
HOTELS & RESTAURANTS - 0.13%
Harrahs Operating Company,  Inc.,
   7.125% due 06/01/2007                                                                490,000            495,842
                                                                                                   ---------------

HOUSEHOLD APPLIANCES - 0.21%
Koninklijke Philips Electronics NV,
   7.20% due 06/01/2026                                                                 750,000            770,273
                                                                                                   ---------------

INDUSTRIALS - 0.07%
Raytheon Company,
   8.30% due 03/01/2010                                                                 240,000            267,634
                                                                                                   ---------------

INSURANCE - 0.29%
Prudential Financial, 144A,
   6.375% due 07/23/2006                                                                300,000            309,378
Unumprovident Corp.,
   7.625% due 03/01/2011                                                                750,000            779,093
                                                                                                   ---------------
                                                                                                         1,088,471
LEISURE TIME - 0.11%
Royal Caribbean Cruises Ltd.,
   7.00% due 10/15/2007                                                                 490,000            389,550
                                                                                                   ---------------

PAPER - 0.38%
Bowater Canada Finance Corp., 144A,
   7.95% due 11/15/2011                                                                 725,000            730,329
Georgia-Pacific Corp.,
   8.125% due 05/15/2011                                                                290,000            284,145
International Paper Company,
   6.75% due 09/01/2011                                                                 400,000            402,796
                                                                                                   ---------------
                                                                                                         1,417,270
PUBLISHING - 1.27%
Belo A.H. Corp.,
   7.125% due 06/01/2007                                                              1,098,000          1,084,923
Belo Corp.,
   7.75% due 06/01/2027                                                                  70,000             61,464
Time Warner, Inc.,
   7.25% due 10/15/2017                                                                 375,000            382,912
   7.57% due 02/01/2024                                                               2,000,000          2,068,660


    THE ACCOMPANYING NOTES ARE AN INTERGAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
PUBLISHING - CONTINUED
Time Warner, Inc.,
   8.18% due 08/15/2007                                                              $1,000,000         $1,118,350
                                                                                                   ---------------
                                                                                                         4,716,309
REAL ESTATE - 0.11%
EOP Operating LP,
   7.75% due 11/15/2007                                                                 375,000            400,440
                                                                                                   ---------------

RETAIL TRADE - 0.29%
Federated Department Stores, Inc.,
    6.625% due 09/01/2008                                                               370,000            368,786
    6.625% due 04/01/2011                                                               500,000            491,325
Gap, Inc., 144A,
   8.80% due 12/15/2008                                                                 240,000            209,996
                                                                                                   ---------------
                                                                                                         1,070,107
SANITARY SERVICES - 0.10%
Waste Management, Inc.,
   7.375% due 08/01/2010                                                                375,000            385,466
                                                                                                   ---------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.45%
American Tower Corp.,
   9.375% due 02/01/2009                                                                750,000            594,375
Centennial Cellular Operating Company,
   LLC, 10.75% due 12/15/2008                                                           425,000            344,250
Crown Castle International Corp.,
   Step up to 10.375% due 05/15/2011                                                  1,500,000            941,250
   10.75% due 08/01/2011                                                                750,000            733,125
Dobson Communications Corp.,
   10.875% due 07/01/2010                                                             1,250,000          1,312,500
France Telecom SA, 144A,
   7.75% due 03/01/2011                                                               1,000,000          1,070,920
Nortel Networks, Ltd.,
   6.125% due 02/15/2006                                                                250,000            208,075
PCCW-HKTC Capital, Ltd., 144A,
   7.75% due 11/15/2011                                                                 160,000            159,628
                                                                                                   ---------------
                                                                                                         5,364,123

TELEPHONE - 1.68%
Liberty Media Corp.,
   7.875% due 07/15/2009                                                              1,375,000          1,393,109
Qwest Capital Funding, Inc.,
    7.25% due 02/15/2011                                                                285,000            278,020
    7.625% due 08/03/2021                                                               500,000            476,937
    7.75% due 08/15/2006                                                                750,000            766,365
    7.90% due 08/15/2010                                                                360,000            366,718
SBA Communications Corp.,
    10.25% due 02/01/2009                                                               850,000            718,250
    Step up to 12.00% due 03/01/2008                                                    300,000            222,750
Vodafone Group PLC,
   7.625% due 02/15/2005                                                              1,875,000          2,016,112
                                                                                                   ---------------
                                                                                                         6,238,261
TOYS, AMUSEMENTS & SPORTING GOODS - 0.53%
Centurytel, Inc., Series H,
   8.375% due 10/15/2010                                                                945,000          1,004,110
Toys R Us, Inc., 144A,
   7.625% due 08/01/2011                                                              1,000,000            965,947
                                                                                                   ---------------
                                                                                                         1,970,057
TRANSPORTATION - 0.12%
International Shipholding Corp.,
   Series B, 7.75% due 10/15/2007                                                      $575,000           $460,719
                                                                                                   ---------------

TOTAL CORPORATE BONDS
(Cost: $70,139,835)                                                                                    $69,310,288
                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.62%
Chase Commercial Mortgage Securities
   Corp., Series 2000-2, Class C,
   7.928% due 07/15/2032                                                              1,500,000          1,619,751
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A2, 5.935%  due
   02/15/2034 due 01/15/2006                                                          2,500,000          2,561,760
DLJ Mortgage Acceptance Corp., Series
   1995-CF2, Class A1B, 144A, 6.85%
 due 12/17/2027                                                                         364,060            382,179
GMAC Commercial Mortgage Security,
   Inc., Series 1997-C1, Class A3,
   6.869% due 08/15/2007                                                                375,000            392,479
Merrill Lynch Mortgage Investors,
   Inc., Series 1995-C2, Class A1,
   6.8325% due 06/15/2021                                                               496,531            502,436
    Series 1997-C1, Class A3, 7.12% due
   06/18/2029                                                                           375,000            397,389
Residential Funding Mortgage
   Securities II, Series 2000-HI5,
   Class AI4, 6.94% due 12/25/2014                                                      500,000            521,818
    Series 2001 HS2, Class A4, 6.43%
 due 04/25/2016                                                                       1,000,000          1,021,113
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A, 144A,
   8.527228% due 07/15/2027                                                           2,141,348          2,302,613
                                                                                                   ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $9,504,281)                                                                                      $9,701,538
                                                                                                   ---------------
ASSET BACKED SECURITIES - 1.77%
Citibank Credit Card Master Trust I,
   Series 1999-1, Class A, 5.50% due                                                    375,000            386,719
   02/15/2006
Government Lease Trust, Series 1999-GSA1,
   Class A2, 144A, 6.18% due 05/18/2005
                                                                                      2,000,000          2,079,368
GRCT Consumer Loan Trust, Series 2001-1A,
   Class 2BRV, 144A, 6.251%  due
   02/15/2020                                                                           500,000            510,625
Green Tree Financial Corp., Series
   1997-6, Class A7, 7.14% due 01/15/2029                                               749,389            792,430
Pegasus Aviation Lease Securitization,
   Series 2000-1, Class A2, 144A, 8.37%
 due 03/25/2030                                                                         375,000            345,720
Sears Credit Account Master Trust, Series
   1998-2, Class A, 5.25% due 10/16/2008                                              2,000,000          2,051,240
   Series 1999-1, Class A, 5.65% due
   03/17/2009                                                                           375,000            388,594
                                                                                                   ---------------

TOTAL ASSET BACKED SECURITIES
(Cost: $6,283,744)                                                                                      $6,554,696
                                                                                                   ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----
SHORT TERM INVESTMENTS - 18.92%
Navigator Securities Lending Trust, 2.25%                                           $70,164,194        $70,164,194
                                                                                                   ---------------

REPURCHASE AGREEMENTS - 7.40% ***
Repurchase Agreement with State
   Street Corp., dated 12/31/2001at
   0.85% to be repurchased at
   $27,466,297 on 01/02/2002
   collateralized by $23,050,000
   U.S. Treasury Bonds, 12.38% due
   05/15/2004 (valued at
   $28,018,842 including interest)                                                  $27,465,000        $27,465,000
                                                                                                   ---------------

TOTAL INVESTMENTS(DIVERSIFIED BOND TRUST)
(Cost: $370,162,918)                                                                                  $370,926,546
                                                                                                   ===============


U.S. GOVERNMENT SECURITIES TRUST


U.S. TREASURY OBLIGATIONS - 20.27%
U.S. TREASURY BONDS - 1.64%
5.25% due 11/15/2028 ***                                                             $2,000,000         $1,867,820
5.375% due 02/15/2031                                                                 7,000,000          6,898,290
6.375% due 08/15/2027 ***                                                             2,100,000          2,267,013
6.625% due 02/15/2027 ****                                                              500,000            555,935
                                                                                                   ---------------
                                                                                                        11,589,058
U.S. TREASURY NOTES - 18.63%
2.75% due 09/30/2003                                                                 18,000,000         17,974,620
4.625% due 05/15/2006                                                                49,000,000         49,665,910
5.00% due 02/15/2011                                                                 14,000,000         13,947,500
5.75% due 11/15/2005 ***                                                             14,000,000         14,785,260
5.85% due 11/15/2004 ***                                                             16,000,000         16,935,040
6.50% due 02/15/2010                                                                  6,500,000          7,134,790
6.75% due 05/15/2005 ***                                                             10,500,000         11,415,495
                                                                                                   ---------------
                                                                                                       131,858,615
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $141,780,374)                                                                                  $143,447,673
                                                                                                   ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.18%
FEDERAL HOME LOAN BANK - 1.20%
5.80% due 09/02/2008 ***                                                              8,350,000          8,539,211
                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.36%
6.00% due 10/01/2010 - 11/01/2028 ***                                                 9,499,183          9,342,288
6.00% TBA **                                                                         56,800,000         56,360,608
6.50% due 07/01/2006 - 06/01/2029 ***                                                 1,549,646          1,591,736
7.00% due 12/01/2004 - 01/01/2030 ***                                                13,193,169         13,661,563
7.00% TBA **                                                                         14,000,000         14,275,520
7.50% due 05/01/2007                                                                  1,082,378          1,137,211
8.25% due 07/01/2006                                                                     35,395             37,058
9.00% due 10/01/2017 - 11/01/2020                                                     2,459,252          2,639,862
9.50% due 08/01/2020                                                                    676,367            731,741

FEDERAL HOME LOAN MORTGAGE CORPORATION - CONTINUED
10.00% due 05/01/2005                                                                    66,410             70,282
10.50% due 11/01/2020 ***                                                             1,322,701          1,497,958
11.75% due 10/01/2009 - 12/01/2013                                                       56,067             64,002
12.00% due 07/01/2020                                                                   198,897            226,942
                                                                                                   ---------------
                                                                                                       101,636,771
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.62%
5.50% TBA **                                                                         17,000,000         16,713,040
6.00% due 12/01/2028 ***                                                              5,872,451          5,767,863
6.00% TBA **                                                                         20,000,000         20,050,000
6.50% due 12/01/2003 - 06/01/2029 ***                                                17,029,168         17,079,275
6.50% TBA **                                                                         31,000,000         31,000,000
REMIC 6.50% due 12/28/2028 ***                                                        5,235,837          5,429,210
6.527% due 05/25/2030 ***                                                             9,500,000          9,599,813
7.00% due 07/01/2022 - 01/01/2030                                                    21,870,044         22,293,539
7.00% TBA **                                                                          6,000,000          6,112,500
FRN 7.37% due 01/17/2013                                                              2,676,484          2,848,246
7.50% due 09/01/2029 - 02/01/2031                                                    16,163,039         16,678,906
8.00% due 08/01/2004 - 03/01/2031                                                     4,471,688          4,686,870
8.00% TBA **                                                                          6,000,000          6,288,720
8.25% due 09/01/2008                                                                     76,516             80,767
8.50% due 02/01/2009                                                                     17,879             19,075
8.75% due 08/01/2009 - 10/01/2011                                                       791,947            845,694
9.00% due 05/01/2021 - 05/01/2027                                                       329,878            357,747
10.00% due 04/01/2016 - 09/20/2019 ***                                                3,274,416          3,677,298
11.50% due 09/01/2013 - 09/01/2019                                                      620,634            714,183
11.75% due 12/01/2015                                                                    54,140             62,582
12.00% due 01/01/2013 - 04/01/2016                                                    1,545,356          1,784,845
12.50% due 01/01/2013 - 09/01/2015                                                      936,324          1,085,862
FRN 13.00% due 11/01/2015                                                               586,158            696,426
13.50% due 11/01/2014                                                                   289,151            341,610
                                                                                                   ---------------
                                                                                                       174,214,071
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.00%
7.50% due 02/15/2007 - 12/15/2027                                                     9,715,824         10,074,622
8.00% due 10/15/2005                                                                      4,005              4,214
9.00% due 12/20/2019                                                                  3,680,721          4,010,008
9.50% due 09/15/2020                                                                     49,657             54,250
11.00% due 09/15/2015                                                                     9,285             10,647
                                                                                                   ---------------
                                                                                                        14,153,741
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $296,860,499)                                                                                 $298,543,794
                                                                                                   ---------------

SHORT TERM INVESTMENTS - 21.18%
Daimler Chrysler North America Holding
   Corp., 2.58% due 01/14/2002                                                      $25,000,000        $24,976,708
Ford Motor Credit Company
   2.55% due 01/14/2002                                                              25,000,000         24,976,979
General Mills, Inc.
   2.52% due 01/11/2002                                                              25,000,000         24,982,500
Grand Funding Corp.
   2.45% due 01/14/2002                                                              25,000,000         24,977,882
Kinder Morgan Inc.
   2.55% due 01/14/2002                                                              25,000,000         24,976,979
Mermaid Funding Corp.
   2.45% due 01/14/2002                                                              25,000,000         24,977,882
                                                                                                   ---------------
                                                                                                      $149,868,930

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                        ------              -----


REPURCHASE AGREEMENTS - 16.37% ***
Repurchase Agreement with State
   Street Corp., dated 12/31/2001
   at 1.62%, to be repurchased at
   $115,854,426 on 01/02/2002,
   collateralized by $42,210,000
   U.S. Treasury Bonds, 8.88% due
   08/15/2020 (valued at
   $56,963,704, including interest)
   and $50,350,000 U.S. Treasury
   Bonds, 12.38% due 05/15/2004
 (valued at $61,203,849,
   including interest)                                                             $115,844,000       $115,844,000
                                                                                                   ---------------
TOTAL INVESTMENTS
 (U.S. GOVERNMENT SECURITIES TRUST)(Cost: $704,136,968)                                               $707,704,397
                                                                                                   ===============

MONEY MARKET TRUST

U.S. TREASURY OBLIGATIONS - 35.47%
U.S. TREASURY BILLS - 35.47%
1.61% due 03/07/2002                                                                 80,000,000         79,767,444
1.615% due 03/07/2002                                                                40,000,000         39,883,361
1.70% due 03/21/2002                                                                 50,000,000         49,813,472
1.725% due 02/28/2002                                                                50,000,000         49,861,041
1.73% due 02/14/2002                                                                 30,000,000         29,936,567
2.10% due 02/07/2002                                                                 40,000,000         39,913,667
2.12% due 01/24/2002                                                                 25,000,000         24,966,139
2.13% due 01/24/2002                                                                 30,000,000         29,959,175
2.14% due 01/24/2002                                                                 40,000,000         39,945,311
2.24% due 01/31/2002                                                                 50,000,000         49,906,667
2.29% due 01/03/2002                                                                 15,000,000         14,998,092
3.29% due 01/17/2002                                                                 40,000,000         39,941,511
3.41% due 01/17/2002                                                                 25,000,000         24,962,111
                                                                                                   ---------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $513,854,558)                                                                                 $513,854,558
                                                                                                   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.27%
FEDERAL HOME LOAN BANK - 8.62%
2.00% due 01/30/2002                                                                 25,000,000         24,959,722
2.01% due 01/10/2002                                                                 50,000,000         49,974,875
2.02% due 01/30/2002                                                                 50,000,000         49,918,639
                                                                                                   ---------------
                                                                                                       124,853,236
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.26%
1.68% due 02/05/2002                                                                 30,000,000         29,951,000
1.98% due 02/07/2002                                                                 30,000,000         29,938,950
2.21% due 02/22/2002                                                                 30,000,000         29,904,233
2.22% due 02/27/2002                                                                 50,000,000         49,824,250
2.28% due 01/03/2002                                                                 50,000,000         49,993,667
2.36% due 01/03/2002 - 01/18/2002                                                    75,000,000         74,965,583
                                                                                                   ---------------
                                                                                                       264,577,683

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.39%
1.68% due 03/07/2002                                                                $40,000,000        $39,878,667
1.81% due 02/28/2002                                                                 50,000,000         49,854,195
2.20% due 01/17/2002                                                                 50,000,000         49,951,111
2.21% due 02/22/2002                                                                 35,000,000         34,888,272
2.30% due 01/03/2002                                                                 50,000,000         49,993,611
3.35% due 01/24/2002                                                                 50,000,000         49,892,986
3.51% due 01/03/2002                                                                 20,980,000         20,975,909
                                                                                                   ---------------
                                                                                                       295,434,751

TOTAL U.S. GOVERNMENT AGENCY (Cost: $684,865,670)                                                     $684,865,670
                                                                                                   ---------------

FOREIGN BONDS- 2.07%
Export Development Corp.- 2.07%
1.84% due 02/01/2002                                                                 30,000,000         29,952,467
                                                                                                   ---------------

TOTAL FOREIGN BONDS (Cost: $29,952,467)
                                                                                                       $29,952,467
                                                                                                   ---------------

COMMERCIAL PAPER - 10.57%
AGRICULTURE - 3.13%
Cargill Inc.,
   1.74% due 01/24/2002                                                              45,360,000         45,309,575
                                                                                                   ---------------
COMPUTERS & BUSINESS EQUIPMENT - 2.07%
International Business Machines
   Corp., 1.72% due 01/11/2002                                                       30,000,000         29,985,667
                                                                                                   ---------------
DRUGS & HEALTH CARE - 2.76%
Abbott Labs,
   1.70% due 01/08/2002                                                              40,000,000         39,986,778
                                                                                                   ---------------
TELEPHONE - 2.61%
Bellsouth Corp.,
   1.72% due 01/17/2002                                                              37,899,000         37,870,028
                                                                                                   ---------------
TOTAL COMMERCIAL PAPER
(Cost: $153,152,048)                                                                                  $153,152,048
                                                                                                   ---------------
REPURCHASE AGREEMENTS - 4.62%
Repurchase Agreement with State
   Street Corp., dated 12/31/2001
   at 1.53%, to be repurchased at
   $66,899,686 on 01/02/2002,
   collateralized by $63,625,000
   U.S. Treasury Bonds 6.25% due
   8/15/2023 (valued at
   $68,237,813, including interest)                                                 $66,894,000        $66,894,000
                                                                                                   ---------------
TOTAL INVESTMENTS
(MONEY MARKET TRUST)(Cost: $1,448,718,743)                                                          $1,448,718,743
                                                                                                   ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

SMALL CAP INDEX TRUST

                                                                        SHARES                VALUE
                                                                        ------                -----
COMMON STOCK - 70.73%

ADVERTISING - 0.06%

Grey Global Group, Inc. * (a)                                               44                 $29,337
Ventiv Health, Inc. *                                                    2,148                   7,862
                                                                                           -----------
                                                                                                37,199

AEROSPACE - 0.66%

AAR Corp.                                                                1,326                  11,947
Aeroflex, Inc. *                                                         3,207                  60,708
Alliant Techsystems, Inc. *                                              1,168                  90,170
BE Aerospace, Inc.                                                       1,858                  17,038
Curtiss Wright Corp. *                                                     576                  27,504
DRS Technologies, Inc. *                                                   685                  24,420
Engineered Support Systems, Inc. (a)                                       400                  13,684
Esterline Technologies Corp.                                             1,076                  17,227
GenCorp, Inc.                                                            1,690                  23,846
Heico Corp. *                                                              843                  12,704
Integral Systems, Inc. *                                                   683                  13,148
Moog, Inc., Class A                                                        781                  17,026
Orbital Sciences Corp., Class A (a)                                      2,338                   9,656
REMEC, Inc. * (a)                                                        2,603                  26,004
Teledyne Technologies, Inc.                                              1,907                  31,065
Viasat, Inc. *                                                             699                  10,904
                                                                                           -----------
                                                                                               407,051

AGRICULTURE - 0.11%

Cadiz, Inc. * (a)                                                        1,949                  15,631
Delta & Pine Land Company *                                              1,769                  40,033
Tejon Ranch Company *                                                      486                  11,620
                                                                                           -----------
                                                                                                67,284

AIR TRAVEL - 0.27%

Airtran Holdings, Inc. *                                                 3,547                  23,410
Alaska Air Group, Inc. *                                                 1,352                  39,343
Atlantic Coast Airlines Holdings, Inc. *                                 2,122                  49,422
Atlas Air, Inc. * (a)                                                      999                  14,635
Frontier Airlines, Inc. *                                                1,546                  26,282
Mesa Air Group, Inc. *                                                   1,968                  14,799
                                                                                           -----------
                                                                                               167,891

APPAREL & TEXTILES - 0.80%

Brown Shoe, Inc. *                                                       1,088                  17,669
Collins & Aikman Corp.                                                   6,421                  49,442
Delias Corp. *                                                           2,110                  13,082
Finish Line, Inc.                                                        1,172                  17,920
G & K Services, Class A *                                                1,133                  36,596
Garan, Inc.                                                                225                   9,563
Interface, Inc., Class A *                                               2,727                  15,298
K-Swiss, Inc., Class A *                                                   356                  11,837
Kellwood Company (a)                                                     1,342                  32,221
Movado Group, Inc.                                                         535                  10,272
Nautica Enterprises, Inc. * (a)                                          1,371                  17,535
Oneida, Ltd.                                                               839                  10,865
Oshkosh B'Gosh, Inc., Class A                                              629                  26,380
Oxford Industries, Inc.                                                    344                   8,118
Pacific Sunwear of California, Inc. *                                    1,606                  32,795
Phillips Van Heusen Corp. *                                              1,289                  14,050
Quiksilver, Inc.                                                         1,378                  23,702
Russell Corp. *                                                          1,418                  21,284
Skechers United States of America, Inc., Class A * (a)                     884                  12,924
Stride Rite Corp. *                                                      2,317                  15,176
Unifi, Inc.                                                              3,255                  23,599
Vans, Inc. *                                                               926                  11,797
Wellman, Inc. *                                                          1,606                  24,877
Wolverine World Wide, Inc. *                                             2,376                 $35,759
                                                                                           -----------
                                                                                               492,761

AUTO PARTS - 0.63%

American Axle & Manufacturing Holdings, Inc. * (a)                         590                  12,614
Arvinmeritor, Inc.                                                       3,613                  70,959
Borg-Warner Automotive, Inc. * (a)                                       1,383                  72,262
Copart, Inc. *                                                           2,181                  79,323
CSK Auto Corp. * (a)                                                     1,706                  16,975
Exide Corp. * (a)                                                        1,766                   2,172
Federal Mogul Corp. (a)                                                  2,359                   1,864
Hayes Lemmerz International, Inc. (a)                                      888                     222
Insurance Auto Auctions, Inc. *                                            642                   9,315
Modine Manufacturing Company *                                           1,509                  35,205
Sports Resorts International, Inc. *                                     1,312                  10,116
Superior Industries International, Inc. *                                  986                  39,686
TBC Corp. *                                                              1,052                  14,086
Tower Automotive, Inc. * (a)                                             2,390                  21,582
                                                                                           -----------
                                                                                               386,381

AUTO SERVICES - 0.21%

Dollar Thrifty Automotive Group, Inc. * (a)                              1,138                  17,639
Lithia Motors, Inc., Class A                                               346                   7,162
Midas, Inc. *                                                              996                  11,454
Pennzoil-Quaker State Company *                                          4,296                  62,077
Sonic Automatic, Inc. (a)                                                1,272                  29,816
                                                                                           -----------
                                                                                               128,148

AUTOMOBILES - 0.45%

Dura Automotive Systems, Inc. *                                            765                   8,415
Federal Signal Corp. * (a)                                               2,373                  52,847
Monaco Coach Corp. (a)                                                   1,170                  25,588
O'Reilly Automotive, Inc. *                                              1,996                  72,794
Polaris Industries, Inc. * (a)                                           1,227                  70,859
Thor Industries, Inc. *                                                    370                  13,708
Wabash National Corp. (a)                                                1,490                  11,622
Winnebago Industries, Inc. * (a)                                           636                  23,494
                                                                                           -----------
                                                                                               279,327

BANKING - 5.75%

1st Source Corp.                                                           784                  16,229
Alabama National BanCorp                                                   426                  14,360
American Financial Holdings, Inc. (a)                                    1,114                  28,307
Anchor BanCorp Wisconsin, Inc. (a)                                       1,083                  19,212
Area Bancshares Corp.                                                      850                  16,550
Arrow Financial Corp.                                                      532                  15,529
Bancfirst Ohio Corp. *                                                     433                  10,457
Bancorpsouth, Inc.                                                       4,283                  71,098
Bank Granite Corp.                                                         772                  15,262
Bank Mutual Corp. *                                                        593                   9,061
Bankatlantic Bancorp, Inc., Class A *                                    1,702                  15,624
BankUnited Financial Corp., Class A (a)                                    955                  14,182
Banner Corp. *                                                             658                  11,127
Bay View Capital Corp.                                                   3,526                  25,846
BOK Financial Corp. *                                                      519                  16,354
Boston Private Financial Holdings, Inc. *                                  730                  16,111
Brookline Bancorp, Inc.                                                    471                   7,743
BSB Bancorp Inc. * (a)                                                     485                  11,499
Capital City Bank Group, Inc.                                              289                   7,002
Capitol Federal Financial                                                1,423                  29,655
Cathay Bancorp, Inc.                                                       372                  23,827
CCBT Financial Companies, Inc.                                             601                  14,184
Centennial Bancorp *                                                     1,511                  11,151
Central Coast Bancorp *                                                    576                  12,672
CFS Bancorp, Inc. *                                                        839                  12,040

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
BANKING - CONTINUED

Chemical Financial Corp. *                                               1,198                 $36,132
Chittenden Corp. *                                                       1,553                  42,863
Citizens Banking Corp.                                                   2,412                  79,307
City Holding Company (a)                                                 1,199                  14,436
CityBank *                                                                 577                  13,825
Colonial Bancgroup, Inc. *                                               6,059                  85,371
Columbia Banking System, Inc. (a)                                        1,003                  13,089
Commercial Federal Corp.                                                 2,416                  56,776
Commonwealth Bancorp Inc. *                                                685                  15,173
Community Banks, Inc. *                                                    385                  10,395
Community First Bankshares, Inc. *                                       1,897                  48,734
Community Trust Bancorp, Inc. *                                            507                  12,041
Connecticut Bancshares, Inc. *                                             595                  15,381
Corus Bankshares, Inc. *                                                   440                  19,976
CPB, Inc. * (a)                                                            463                  13,617
CVB Financial Corp. *                                                    1,134                  26,536
Dime Community Bancorp, Inc. *                                             657                  18,435
Doral Financial Corp. *                                                  2,021                  63,075
East West Bancorp, Inc. *                                                1,266                  32,599
F & M Bancorp *                                                            574                  14,608
F.N.B. Corp., (a)                                                        1,398                  36,837
Farmers Capital Bank Corp.                                                 447                  16,391
Fidelity Bankshares, Inc. *                                              1,319                  21,064
Financial Institutions, Inc.                                               580                  13,572
First Bancorp  *                                                           620                  13,981
First Buse Corp.                                                           397                   8,528
First Citizens Bancshares, Inc.                                            318                  31,085
First Commonwealth Financial Corp.   *                                   3,105                  35,770
First Community Bancshares, Inc. *                                         532                  15,678
First Essex Bancorp, Inc.                                                  523                  14,738
First Federal Capital Corp. *                                              959                  15,056
First Financial BanCorp. *                                               1,817                  32,070
First Financial Bankshares, Inc. *                                         625                  18,813
First Financial Corp.                                                      374                  16,400
First Indiana Corp.                                                        526                  11,525
First Merchants Corp.                                                      658                  15,805
First Midwest Bancorp, Inc.                                              2,580                  75,310
First Niagara Financial Group, Inc.                                        429                   7,220
First Place Financial Corp. *                                            1,063                  16,742
First Sentinel Bancorp, Inc.                                             1,566                  19,606
FirstBank Puerto Rico *                                                  1,121                  31,948
Frontier Financial Corp. (a)                                               832                  21,765
GBC Bancorp *                                                              372                  10,974
German American Bancorp *                                                  821                  13,300
Glacier Bancorp, Inc. * (a)                                                882                  18,363
Gold Banc Corp., Inc. *                                                  1,669                  11,867
Great Southern Bancorp, Inc. *                                             350                  10,675
Greater Bay Bancorp * (a)                                                2,581                  73,765
Hancock Holding Company                                                    340                  14,634
Harleysville National Corp., (a)                                           958                  22,561
Hudson River Bancorp, Inc. *                                               940                  20,586
Hudson United Bancorp (a)                                                2,428                  69,684
Iberiabank Corp. *                                                         632                  17,519
Independence Community Bank Corp. *                                      3,115                  70,897
Independent Bank Corp. *                                                   744                  15,989
Independent Bank Corp. *                                                   578                  16,068
Integra Bank Corp.                                                         885                  18,532
Irwin Financial Corp. (a)                                                  526                   8,942
Lakeland Bancorp, Inc. *                                                   940                  15,322
Local Financial Corp. *                                                  1,192                  16,676
MAF Bancorp, Inc. *                                                        947                  27,937
Main Street Banks, Inc.                                                    557                   9,135
MB Financial, Inc. *                                                       724                  19,686
Medford Bancorp, Inc. *                                                    340                   7,194
Mid-State Bancshares *                                                   1,421                 $23,134
MidAmerica Bancorp *                                                       499                  16,517
Mississippi Valley Bankshares, Inc. *                                      347                  13,602
National Penn Bancshares, Inc.                                             869                  19,118
NBC Capital Corp.                                                          449                  13,789
Net.B@nk, Inc. * (a)                                                     1,563                  16,380
New York Community Bancorp, Inc. (a)                                     4,323                  98,867
Old Second Bancorp, Inc.                                                   447                  17,621
Omega Financial Corp.                                                      603                  19,386
Oriental Financial Group, Inc.                                             576                  10,714
Pacific Capital Bancorp *                                                1,376                  38,239
Pacific Northwest Bancorp                                                  820                  16,777
Park National Corp.                                                        608                  56,392
Peoples Holding Company                                                    460                  17,020
PFF Bancorp, Inc.                                                          583                  15,624
Port Financial Corp. *                                                     339                   8,838
Promistar Financial Corp. *                                                870                  21,272
Prosperity Bancshares, Inc. *                                              293                   7,908
Provident Bankshares Corp.                                               1,260                  30,618
R & G Financial Corp., Class B                                             601                  10,301
Republic Bancorp, Inc. *                                                 2,639                  36,550
Riggs National Corp. *                                                     680                   9,500
S & T Bancorp, Inc. *                                                    1,236                  30,010
Sandy Spring Bancorp, Inc. *                                               727                  23,162
Seacoast Banking Corp., Class A * (a)                                      225                  10,440
Second Bancorp, Inc. * (a)                                                 634                  13,701
Silicon Valley Bancshares * (a)                                          2,183                  58,352
Simmons First National Corp., Class A *                                    373                  11,992
South Financial Group, Inc. * (a)                                        2,198                  39,014
Southwest BanCorp of Texas, Inc. *                                       1,326                  40,138
St. Francis Capital Corp.                                                  574                  13,277
Staten Islands Bancorp, Inc. *                                           2,956                  48,212
Sterling Bancorp *                                                         581                  16,965
Sterling Bancshares, Inc. *                                              1,923                  24,076
Sterling Financial Corp. *                                                 712                  17,344
Suffolk Bancorp *                                                          371                  20,242
Susquehanna Bancshares, Inc., *                                          2,093                  43,639
SY Bancorp, Inc. *                                                         413                  13,753
Texas Regional Bancshares, Inc., Class A *                                 744                  28,160
The Trust Company of New Jersey *                                          972                  24,494
Tompkins Trustco, Inc. *                                                   531                  21,373
TrustCo Bank Corp. *                                                     3,784                  47,565
U.S.B. Holding Company, Inc. *                                             534                   8,998
UCBH Holdings, Inc. (a)                                                  1,052                  29,919
Umpqua Holdings Corp. * (a)                                              1,165                  15,728
UNB Corp. *                                                                815                  15,118
United Bankshares, Inc. *                                                2,174                  62,742
United National Bancorp * (a)                                              902                  21,657
W Holding Company, Inc. *                                                1,524                  24,689
Washington Trust Bancorp, Inc. *                                           804                  15,276
Waypoint Financial Corp.                                                 1,731                  26,103
Wesbanco, Inc. * (a)                                                     1,033                  21,827
West Coast Bancorp *                                                     1,133                  15,771
Westamerica BanCorp *                                                    1,708                  67,586
Whitney Holding Corp. *                                                  1,374                  60,250
Wintrust Financial Corp.                                                   485                  14,826
                                                                                           -----------
                                                                                             3,542,227

BIOTECHNOLOGY - 0.74%

Adolor Corp. * (a)                                                       1,853                  33,261
Arena Pharmaceuticals, Inc. * (a)                                        1,067                  12,836
Exelixis, Inc. * (a)                                                     1,958                  32,542
Intermune, Inc. * (a)                                                    1,526                  75,171
Medicines Company (a)                                                    1,206                  13,978

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
BIOTECHNOLOGY - CONTINUED

Neose Technologies, Inc.                                                   600                 $21,972
Neurocrine Biosciences, Inc. *                                           1,301                  66,754
Orchid Biosciences, Inc. (a)                                             2,294                  12,617
Serologicals Corp. *                                                       975                  20,962
Tanox, Inc. (a)                                                          1,254                  23,202
Telik, Inc. *                                                            1,279                  17,266
Transkaryotic Therapies, Inc. * (a)                                      1,240                  53,072
Trimeris, Inc. * (a)                                                     1,014                  45,600
Tularik, Inc. *                                                          1,141                  27,407
                                                                                           -----------
                                                                                               456,640

BROADCASTING - 0.49%

Ackerley Communications, Inc. * (a)                                        977                  17,097
ACTV, Inc. * (a)                                                         2,046                   3,826
Beasley Broadcast Group, Inc., Class A * (a)                               571                   7,429
Crown Media Holdings, Inc., Class A *                                    1,080                  12,193
Cumulus Media, Inc., Class A *                                           1,809                  29,270
Gray Communications Systems, Inc. * (a)                                    755                  10,479
LodgeNet Entertainment Corp. *                                             728                  12,442
Paxson Communications Corp. * (a)                                        1,837                  19,197
Pegasus Communications Corp., Class A (a)                                2,489                  25,910
Proxim, Inc. *                                                           1,499                  14,870
Regent Communications, Inc. *                                            1,669                  11,266
Saga Communications, Inc., Class A *                                       601                  12,441
Salem Communications Corp., Class A *                                      418                   9,614
Sinclair Broadcast Group, Inc., Class A * (a)                            1,437                  13,594
Sirius Satellite Radio, Inc. * (a)                                       2,996                  34,843
Spanish Broadcasting Systems, Inc., Class A *                            2,395                  23,687
World Wrestling Federation Entertainment, Inc., Class A * (a)              821                  10,796
XM Satellite Radio Holdings, Inc., Class A * (a)                           786                  14,431
Young Broadcasting, Inc., Class A *                                      1,003                  18,004
                                                                                           -----------
                                                                                               301,389

BUILDING MATERIALS & CONSTRUCTION - 0.78%

Apogee Enterprises, Inc.                                                 1,627                  25,739
Armstrong Holdings, Inc. * (a)                                           2,597                   8,856
Butler Manufacturing Company *                                             306                   8,476
Dycom Industries, Inc. * (a)                                             2,438                  40,739
Elcor Corp. *                                                            1,010                  28,068
EMCOR Group, Inc. *                                                        603                  27,376
Haemonetics Corp. *                                                      1,088                  36,905
Harsco Corp. *                                                           2,173                  74,534
Hughes Supply, Inc.                                                      1,269                  39,174
Lennox International, Inc.                                               2,490                  24,153
LSI Industries, Inc.                                                       925                  16,095
NCI Building Systems, Inc.                                               1,094                  19,364
Nortek, Inc.                                                               451                  12,583
R.P.M., Inc. *                                                           5,505                  79,602
Standard-Pacific Corp. *                                                 1,420                  34,535
U.S. Concrete, Inc. *                                                    1,047                   6,910
                                                                                           -----------
                                                                                               483,109

BUSINESS SERVICES - 4.38%

ABM Industries, Inc.                                                       933                  29,250
Administaff, Inc. * (a)                                                  1,208                  33,111
Advanced Marketing Services, Inc. (a)                                      913                  16,662
ADVO, Inc. *                                                             1,006                  43,258
Amerco *                                                                   730                  13,739
American Management Systems, Inc. *                                      2,377                  42,976
Answerthink Consulting Group * (a)                                       2,100                  13,713
Apropos Technology, Inc. *                                               3,663                  11,502
Arbitron, Inc. *                                                         1,624                  55,460
Armor Holdings, Inc. *                                                     997                  26,909
Banta Corp.                                                              1,300                  38,376
Barra, Inc. * (a)                                                          644                  30,326
Black Box Corp. * (a)                                                    1,061                 $56,106
Bowne & Company, Inc. *                                                  2,053                  26,278
Bright Horizons Family Solutions, Inc. * (a)                               707                  19,789
Brio Technology, Inc. *                                                  1,144                   3,295
Career Education Corp. * (a)                                             2,239                  76,753
Central Parking Corp. * (a)                                                891                  17,499
Coinstar, Inc. *                                                         1,259                  31,475
Corporate Executive Board Company *                                      1,870                  68,629
Costar Group, Inc. *                                                       735                  17,647
Cuno, Inc.                                                                 795                  24,248
DiamondCluster International, Inc., Class A (a)                          1,501                  19,663
Digimarc Corp. *                                                           719                  13,359
Eclipsys Corp. *                                                         2,408                  40,334
eFunds Corp. *                                                           2,602                  35,777
Electro Rent Corp. *                                                       779                  10,041
Entrust Technologies, Inc. (a)                                           2,901                  29,561
F.Y.I., Inc.                                                               787                  26,365
FactSet Research Systems, Inc. * (a)                                     1,118                  39,074
First Consulting Group                                                     926                  14,353
Forrester Research, Inc.                                                   747                  15,045
FTI Consulting Inc.                                                        566                  18,565
Gartner Group, Inc., Class A * (a)                                       4,452                  52,044
Getty Images, Inc. *                                                     1,825                  41,938
Global Payments, Inc. *                                                  1,890                  65,016
Headwaters, Inc. *                                                       1,444                  16,548
Heidrick & Struggles International, Inc. * (a)                           1,051                  19,076
HI/FN, Inc. *                                                              534                   7,727
HNC Software, Inc. * (a)                                                 1,960                  40,376
Hooper Holmes, Inc. *                                                    3,119                  27,915
Information Holdings, Inc. (a)                                           1,191                  33,717
Information Resources, Inc. * (a)                                        1,793                  14,882
Insight Enterprises, Inc. * (a)                                          2,218                  54,563
Intelidata Technologies Corp. * (a)                                      3,128                   8,852
Interactive Data Corp. *                                                 1,983                  28,040
Intervoice, Inc. * (a)                                                   1,691                  21,645
ITT Educational Services, Inc. *                                         1,295                  47,747
Kelly Services, Inc., Class A                                              847                  18,541
Kendle International, Inc. * (a)                                           522                  10,524
Key3Media Group, Inc.                                                    1,748                   9,317
Korn/Ferry International                                                 2,305                  24,548
Kroll, Inc. * (a)                                                          794                  11,989
Kronos, Inc. *                                                           1,051                  50,847
Labor Ready, Inc. *                                                      2,367                  12,095
Learning Tree International, Inc. *                                        671                  18,721
Legato Systems, Inc. *                                                   4,905                  63,618
Lightbridge, Inc.                                                        1,437                  17,460
MAXIMUS, Inc. (a)                                                          683                  28,727
MedQuist, Inc. *                                                           648                  18,954
Modis Professional Services, Inc.                                        5,089                  36,335
National Processing, Inc. (a)                                              381                  12,383
Navigant Consulting Company *                                            3,208                  17,644
New England Business Service, Inc. *                                       859                  16,450
Newpark Resources, Inc. (a)                                              3,719                  29,380
Nextcard, Inc.                                                           1,470                     764
On Assignment, Inc.                                                      1,133                  26,025
Paxar Corp. *                                                            2,101                  29,834
PDI, Inc. *                                                                610                  13,615
Penton Media, Inc. (a)                                                   1,218                   7,625
Per-Se Technologies, Inc.                                                1,675                  18,006
Pre-Paid Legal Services, Inc. * (a)                                        796                  17,432
Probusiness Services, Inc. (a)                                           1,100                  20,680
Profit Recovery Group International, Inc. * (a)                          2,445                  19,927
R.H. Donnelley Corp. *                                                   1,604                  46,596
Renaissance Learning, Inc. (a)                                             537                  16,362

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
BUSINESS SERVICES - CONTINUED

Rent-A-Center, Inc.                                                        364                 $12,219
Resources Connection, Inc.                                                 325                   8,557
Right Management Consultants, Inc.                                         515                   8,910
Rollins, Inc. *                                                            934                  18,680
Sapient Corp. *                                                          4,509                  34,809
Scansource, Inc. * (a)                                                     342                  16,279
Seachange International, Inc. (a)                                          928                  31,663
SITEL Corp. *                                                            3,703                   8,887
Sonicwall, Inc. * (a)                                                    2,287                  44,459
Sothebys Holdings, Inc., Class A *                                       1,336                  22,191
Spherion Corp. *                                                         3,120                  30,451
StarTek, Inc. *                                                            498                   9,437
Surmodics, Inc.                                                            762                  27,783
Sykes Enterprises, Inc. *                                                1,182                  11,040
Systems & Computer Technology Corp. *                                    1,823                  18,850
Teletech Holdings, Inc. *                                                2,272                  32,558
TETRA Technologies, Inc. (a)                                             2,593                  51,627
The Titan Corp. * (a)                                                    3,281                  81,861
TRC Companies, Inc. * (a)                                                  289                  14,450
URS Corp. *                                                                782                  21,435
Vastera, Inc. * (a)                                                      1,187                  19,716
Wackenhut Corp. *                                                          504                  12,499
Wallace Computer Series, Inc. *                                          2,007                  38,113
Waste Connections, Inc. * (a)                                            1,461                  45,276
Watson Wyatt & Company Holdings, Class A                                   461                  10,050
Zomax Optical Media, Inc. *                                              1,811                  14,470
                                                                                           -----------
                                                                                             2,699,893

CHEMICALS - 1.61%

Airgas, Inc. *                                                           3,077                  46,524
Albemarle Corp. *                                                        1,367                  32,808
Amcol International Corp.                                                1,244                   8,957
Arch Chemicals, Inc. * (a)                                               1,065                  24,708
Calgon Carbon Corp. *                                                    2,037                  17,009
Cambrex Corp. *                                                          1,195                  52,102
Chemfirst, Inc.                                                            704                  16,875
Crompton Corp. *                                                         5,998                  53,982
Cytec Industries, Inc. *                                                 2,099                  56,673
Dionex Corp. *                                                           1,123                  28,648
Ferro Corp. (a)                                                          1,521                  39,242
Georgia Gulf Corp. *                                                     1,255                  23,217
H.B. Fuller Company                                                      1,545                  44,450
IMC Global, Inc.                                                         5,777                  75,101
MacDermid, Inc. * (a)                                                    1,113                  18,865
Martek Biosciences Corp.                                                   900                  19,575
Millennium Chemicals, Inc. *                                             3,378                  42,563
Minerals Technologies, Inc.                                              1,049                  48,925
Nl Industries, Inc.                                                        690                  10,536
Octel Corp. *                                                              532                   9,576
Olin Corp.                                                               1,849                  29,843
Omnova Solutions, Inc.                                                   2,452                  16,674
Polyone Corp. *                                                          4,187                  41,032
Quaker Chemical Corp. *                                                    511                  10,527
Schulman, Inc. *                                                         1,624                  22,168
Scotts Company, Class A (a)                                                840                  39,984
Spartech Corp. *                                                           752                  15,454
Stepan Chemical Company *                                                  509                  12,358
Techne Corp. *                                                           2,218                  81,733
TETRA Technologies, Inc. (a)                                               685                  14,351
Valence Technology, Inc.                                                 2,736                   9,220
WD-40 Company * (a)                                                        957                  25,504
                                                                                           -----------
                                                                                               989,184

CELLULAR COMMUNICATIONS - 0.18%

AirGate PCS, Inc. * (a)                                                    646                 $29,425
Alamosa Holdings, Inc. * (a)                                             3,657                  43,628
UbiquiTel, Inc. *                                                        2,909                  21,672
US Unwired, Inc., Class A                                                1,859                  18,925
                                                                                           -----------
                                                                                               113,650

COLLEGES & UNIVERSITIES - 0.03%

Corinthian Colleges, Inc. *                                                482                  19,709
                                                                                           -----------

COMMERCIAL SERVICES - 0.03%

Rental Way, Inc. *                                                       1,604                   9,608
Resource America, Inc. *                                                 1,095                  10,227
                                                                                           -----------
                                                                                                19,835

COMPUTERS & BUSINESS EQUIPMENT - 2.56%

Act Manufacturing, Inc. * (a)                                              567                     198
Actel Corp. *,                                                           1,331                  26,500
Advanced Digital Information Corp. *                                     3,321                  53,269
Aether Systems, Inc. * (a),                                                886                   8,151
Allen Telecom, Inc. *                                                    1,475                  12,537
Aspen Technology, Inc. * (a)                                             1,769                  29,719
Auspex Systems Inc. *                                                    2,105                   3,789
Avanex Corp. *                                                           1,810                  10,679
Avant Corp. * (a)                                                        2,222                  45,529
Avici Systems, Inc. * (a)                                                3,635                  10,578
Benchmark Electronics, Inc.                                              1,211                  22,961
CACI, Inc., Class A *                                                    1,026                  40,512
Celeritek, Inc. *                                                          719                   9,627
Chippac, Inc., Class A * (a)                                             2,053                  15,233
Concurrent Computer Corp. * (a)                                          3,287                  48,812
Crossroads Systems, Inc.                                                 1,011                   4,539
DMC Stratex Networks, Inc. *                                             4,473                  34,800
Echelon Corp. * (a)                                                      1,437                  20,348
Falconstor Software, Inc. * (a)                                          2,344                  21,237
FEI Company *                                                              904                  28,485
FileNET Corp. *                                                          2,009                  40,763
FSI International, Inc. *                                                1,450                  13,369
Gerber Scientific, Inc. *                                                1,200                  11,160
GTECH Holdings Corp. *                                                   1,441                  65,263
Handspring, Inc. (a)                                                       971                   6,544
Helix Technology Corp. *                                                 1,291                  29,112
Hutchinson Technology, Inc. *                                            1,504                  34,923
Infocus Corp. (a)                                                        2,088                  45,978
Integrated Circuit Systems, Inc. *                                       1,429                  32,281
Intergraph Corp.                                                         2,763                  37,964
Interland, Inc. *                                                        1,587                   3,349
Iomega Corp. *                                                           2,888                  24,115
Ixia * (a)                                                               2,359                  30,313
Mechanical Technology, Inc.                                              1,080                   2,959
Mercury Computer Systems, Inc.                                           1,007                  39,384
Metro One Telecomm, Inc. *                                                 980                  29,645
Micros Systems, Inc. *                                                     938                  23,544
Microtune, Inc.                                                          1,217                  28,551
MTS Systems Corp.                                                        1,411                  14,265
NetIQ Corp. (a)                                                          2,158                  76,091
Netro Corp. *                                                            1,993                   7,314
Nuance Communications, Inc. * (a)                                        1,527                  13,896
Oplink Communications, Inc. (a)                                          5,054                   9,527
Packeteer, Inc. (a)                                                      1,687                  12,433
Perot Systems Corp., Class A *                                           3,368                  68,775
Pinnacle Systems, Inc.                                                   3,654                  29,013
Plexus Corp. (a)                                                         2,220                  58,963
QRS Corp.                                                                  981                  13,832
Radiant Systems, Inc. *                                                    778                   8,947

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED

Radisys Corp.                                                            1,145                 $22,511
Rainbow Technologies, Inc. *                                             1,443                  10,678
Read Rite Corp. * (a)                                                    6,479                  42,826
SCM Microsystems, Inc. * (a)                                             1,045                  15,299
Sorrento Networks Corp. * (a)                                            1,590                   5,708
Spectralink Corp.                                                          833                  14,269
Spectrasite Holdings, Inc. (a)                                           3,479                  12,490
Standard Microsystems Corp. *                                              735                  11,407
Stratos Lightwave, Inc. *                                                3,912                  24,059
TALX Corp. *                                                               765                  19,110
U.S. Wireless Corp. * (a)                                                  294                       0
Universal Access Global Holdings, Inc. *                                 2,995                  14,047
Universal Display Corp. * (a)                                              885                   8,053
Verity, Inc. *                                                           1,551                  31,408
Wave Systems Corp. (a)                                                   3,898                   8,731
Western Digital Corp. *                                                 10,001                  62,706
Western Multiplex Corp., Class A *                                       2,663                  14,380
                                                                                           -----------
                                                                                             1,577,458

CONSTRUCTION MATERIALS - 1.05%

Ameron International Corp. *                                               249                  17,231
Applied Industrial Technologies, Inc. *                                    894                  16,673
Centex Construction Products, Inc. *                                       417                  13,365
Clarcor, Inc. *                                                          1,236                  33,557
Dal-Tile International, Inc. *                                           3,018                  70,168
Florida Rock Industries, Inc. *                                          1,036                  37,897
Forest City Enterprises, Inc. *                                          1,473                  57,005
Granite Construction, Inc. *                                             1,752                  42,188
Griffon Corp. *                                                          1,513                  22,695
Insituform Technologies, Inc., Class A (a)                               1,382                  35,352
JLG Industries, Inc.                                                     2,460                  26,199
Oshkosh Truck Corp., Class B                                               907                  44,216
Regal Beloit Corp. *                                                     1,051                  22,912
Roper Industries, Inc. * (a)                                             1,570                  77,715
Simpson Manufacturing, Inc. *                                              391                  22,404
Standex International Corp. *                                              753                  16,378
Terex Corp. *                                                            1,687                  29,590
Trinity Industries, Inc. *                                               1,927                  52,357
USG Corp. * (a)                                                          1,815                  10,382
                                                                                           -----------
                                                                                               648,284

CONSTRUCTION & MINING EQUIPMENT - 0.24%

Astec Industries, Inc. *                                                   894                  12,927
Carbo Ceramics, Inc. *                                                     442                  17,309
CDI Corp. *                                                                678                  12,882
Dril-Quip, Inc. *                                                          531                  12,797
Kaman Corp., Class A *                                                   1,243                  19,391
Offshore Logistics, Inc. *                                               1,118                  19,856
Parker Drilling Company                                                  4,672                  17,240
RPC, Inc. *                                                                647                  11,419
W H Energy Services, Inc. *                                              1,284                  24,460
                                                                                           -----------
                                                                                               148,281

CONTAINERS & GLASS - 0.52%

Ball Corp. *                                                             1,485                 104,989
Crown Cork & Seal, Inc. *                                                5,937                  15,080
Earthshell Corp. * (a)                                                   2,094                   4,188
Greif Brothers Corp., Class A *                                            729                  24,021
Longview Fibre Company * (a)                                             2,684                  31,698
Mobile Mini, Inc. *                                                        676                  26,445
Owens-Illinois, Inc. *                                                   8,013                  80,050
Silgan Holdings, Inc.                                                      644                  16,847
West Pharmaceutical Services, Inc. * (a)                                   573                  15,242
                                                                                           -----------
                                                                                               318,560

COSMETICS & TOILETRIES - 0.15%

Elizabeth Arden, Inc. *                                                    756                 $11,544
Natures Sunshine Products, Inc.                                            691                   8,112
Nu Skin Enterprises, Inc., Class A                                       2,458                  21,508
Regis Corp. *                                                            2,062                  53,158
                                                                                           -----------
                                                                                                94,322

CRUDE PETROLEUM & NATURAL GAS - 0.24%

Cabot Oil & Gas Corp., Class A (a)                                       1,571                  37,782
Evergreen Resources, Inc. * (a)                                            900                  34,749
Hydril Company                                                             766                  13,505
Key Energy Services, Inc.                                                4,973                  45,752
Nuevo Energy Company *                                                   1,086                  16,290
                                                                                           -----------
                                                                                               148,078

DOMESTIC OIL - 1.08%

3Tec Energy Corp. *                                                        963                  13,482
Berry Petroleum Company, Class A                                           899                  14,114
Chesapeake Energy Corp. *                                                7,475                  49,410
Comstock Resources, Inc. *                                               1,700                  11,900
Denbury Resources, Inc. (a)                                                928                   6,784
EEX Corp. * (a)                                                          1,478                   2,720
Energy Partners, Ltd. *                                                  1,678                  12,669
Frontier Oil Corp. * (a)                                                 1,414                  23,529
Grey Wolf, Inc.                                                          8,534                  25,346
Holly Corp. * (a)                                                          473                   9,105
Houston Exploration Company                                                527                  17,697
Key Production, Inc.                                                       851                  14,467
Magnum Hunter Resources, Inc. * (a)                                      1,683                  13,969
Maverick Tube Corp. *                                                    2,071                  26,819
Meridian Resource Corp. *                                                2,762                  11,020
Patina Oil & Gas Corp.                                                     948                  26,070
Petroquest Energy, Inc. (a)                                              1,303                   6,932
Plains Resources, Inc.                                                   1,414                  34,799
Prima Energy Corp. *                                                       601                  13,072
Range Resources Corp. *                                                  2,726                  12,403
Remington Oil Gas Corp. *                                                  998                  17,265
Spinnaker Exploration Company                                            1,052                  43,300
St. Mary Land & Exploration Company                                      1,569                  33,247
Stone Energy Corp. *                                                     1,133                  44,753
Swift Energy Company *                                                   1,277                  25,795
Syntroleum Corp.                                                         1,825                  12,958
Tom Brown, Inc.                                                          1,773                  47,889
Unit Corp. *                                                             2,165                  27,928
Vintage Petroleum, Inc. *                                                2,648                  38,264
Westport Resources Corp. (a)                                             1,734                  30,085
                                                                                           -----------
                                                                                               667,791

DRUGS & HEALTH CARE - 6.87%

Abiomed, Inc. * (a)                                                        852                  13,479
Accredo Health, Inc. *                                                   1,434                  56,930
Aclara Biosciences, Inc. *                                               2,201                  11,159
Advanced Tissue Sciences, Inc. * (a)                                     4,749                  20,706
Albany Molecular Research, Inc. *                                        1,175                  31,126
ALPHARMA, Inc., Class A * (a)                                            1,575                  41,659
American Healthcorp Inc. * (a)                                             670                  21,400
AmeriPath, Inc. * (a)                                                    1,512                  48,399
Amsurg Corp. *                                                           1,184                  32,181
Amylin Pharmaceuticals, Inc. * (a)                                       3,211                  29,348
Antigenics, Inc. (a)                                                       835                  13,694
Aphton Corp. * (a)                                                         900                  13,140
Applied Molecular Evolution, Inc. *                                      1,200                  14,772
Ariad Pharmaceuticals, Inc. *                                            1,828                   9,743
Arqule, Inc. *                                                           1,169                  19,873
Arrow International, Inc.                                                  555                  22,167
Atrix Labatories, Inc. *                                                 1,129                  23,269
Avanir Pharmaceuticals, Class A *                                        3,547                  15,110

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
DRUGS & HEALTH CARE - CONTINUED

Avant Immunotherapeutics, Inc. * (a)                                     3,761                 $15,082
AVI Biopharma, Inc. * (a)                                                  802                   8,758
Avigen, Inc. (a)                                                         1,139                  13,110
Beverly Enterprises, Inc.                                                5,236                  45,030
Bio Technology General Corp. *                                           3,337                  27,463
Bio-Rad Laboratories, Inc., Class A *                                      430                  27,219
Biomarin Pharmaceutical, Inc. *                                          1,278                  17,176
Biopure Corp., Class A * (a)                                               852                  12,107
Biosite Diagnostics, Inc. *                                                680                  12,492
Bone Care International, Inc.                                              667                  11,426
Cardiodynamics International Corp.                                       1,536                  10,153
Cell Genesys, Inc. (a)                                                   1,871                  43,482
Cell Pathways, Inc. * (a)                                                1,645                  11,449
Cell Therapeutics, Inc. * (a)                                            1,830                  44,176
Cerus Corp. * (a)                                                          663                  30,332
Charles River Laboratories International, Inc. * (a)                     2,272                  76,066
Chemed Corp.                                                               547                  18,543
CIMA Laboratories, Inc. *                                                  859                  31,053
Coherent, Inc. *                                                         1,517                  46,906
Conceptus, Inc. *                                                          531                  12,532
Conmed Corp. *                                                           1,330                  26,547
Connetics Corp.                                                          1,757                  20,908
Cooper Company, Inc. * (a)                                                 798                  39,884
Corixa Corp. * (a)                                                       2,326                  35,053
Corvas International, Inc. (a)                                           1,726                  11,305
Covance, Inc. * (a)                                                      3,227                  73,253
Coventry Health Care, Inc. *                                             3,546                  70,743
Cryolife, Inc. *                                                           907                  27,210
Curis, Inc. *                                                            1,708                   9,582
CV Therapeutics, Inc. * (a)                                              1,064                  55,349
Cyberonics, Inc. * (a)                                                   1,096                  29,077
Cygnus, Inc. *                                                           2,261                  11,870
Cytogen Corp. *                                                          4,321                  13,006
Datascope Corp. *                                                          674                  22,862
Decode Genetics, Inc. *                                                  1,906                  18,679
Dendreon Corp. *                                                         1,186                  11,943
Diagnostic Products Corp. *                                              1,160                  50,982
Digene Corp. *                                                             610                  17,995
Diversa Corp. *                                                          1,640                  23,206
Duane Reade, Inc. *                                                        593                  17,997
Durect Corp., Inc.                                                       1,254                  14,534
Dusa Pharmaceuticals, Inc. * (a)                                         1,184                   9,531
Dyax Corp. *                                                             1,181                  12,956
Edwards Lifesciences Corp. *                                             3,217                  88,886
Emisphere Technologies, Inc. * (a)                                         809                  25,815
Endo Pharmaceutical Holdings, Inc. *                                     1,311                  15,299
Endocare, Inc. * (a)                                                       848                  15,205
Entremed, Inc. * (a)                                                     1,115                   9,422
Enzo Biochem, Inc. *                                                     1,204                  28,294
Genaissance Pharmaceuticals, Inc. * (a)                                  2,000                   9,300
Gene Logic, Inc. * (a)                                                   1,557                  29,334
Genencor International, Inc. *                                             518                   8,267
Genome Therapeutics Corp. * (a)                                          1,496                  10,188
Genta, Inc. * (a)                                                        1,391                  19,794
Gentiva Health Services, Inc. *                                          1,075                  23,596
Genzyme Corp.-Biosurgery Division                                        2,268                  12,043
Genzyme Molecular Oncology * (a)                                           797                   6,376
Geron Corp. * (a)                                                        1,378                  11,989
Herbalife International, Inc., Class A                                   1,103                  15,685
I-STAT Corp. * (a)                                                       1,203                   9,492
ICU Medical, Inc.                                                          380                  16,910
IDEXX Laboratories, Inc. * (a)                                           1,798                  51,261
IDX Systems Corp.                                                        1,062                  13,817
IGEN International, Inc. * (a)                                             697                 $27,950
ILEX Oncology, Inc.                                                      1,692                  45,752
Illumina, Inc. * (a)                                                     1,063                  12,501
Immune Response Corp. * (a)                                              1,677                   2,247
Immunogen, Inc. * (a)                                                    2,128                  35,282
Immunomedics, Inc. *                                                     2,040                  41,330
Impath, Inc. * (a)                                                         848                  37,744
Impax Laboratories, Inc. * (a)                                           1,036                  13,924
INAMED Corp. *                                                             799                  24,026
Inspire Phamaceutical, Inc. *                                            1,121                  15,795
Integra Lifesciences Holdings, Inc. *                                      724                  19,070
Interneuron Pharmaceuticals, Inc. *                                      1,894                  21,004
Intuitive Surgical, Inc. * (a)                                           1,789                  17,944
Invacare Corp. *                                                         1,164                  39,238
Kos Pharmaceuticals, Inc. * (a)                                            346                  11,972
KV Pharmaceutical Company * (a)                                          1,267                  41,127
Landauer, Inc.                                                             438                  14,826
Lexicon Genetics, Inc.                                                   1,843                  21,268
Lifepoint Hospitals, Inc.                                                2,074                  70,599
Louisiana Jolla Pharmaceutical Company *                                 1,952                  17,451
Luminex Corp., Delaware * (a)                                              897                  15,213
Magellan Health Services, Inc.                                           1,317                   8,363
Matrix Pharmaceuticals                                                   1,247                   1,958
Maxim Pharmaceuticals, Inc. * (a)                                        1,605                  11,074
Maxygen, Inc. *                                                          1,666                  29,272
Med Design Corp.                                                           366                   7,210
Mentor Corp. *                                                           1,136                  32,444
MGI Pharma, Inc. * (a)                                                   1,443                  22,049
Microvision, Inc. * (a)                                                    867                  12,346
Mid-Atlantic Medical Services, Inc. *                                    2,625                  59,587
Molecular Devices Corp. (a)                                                869                  18,136
NABI, Inc.                                                               2,368                  24,438
NaPro BioTherapeutics, Inc. (a)                                          1,496                  17,054
NBTY, Inc. (a)                                                           2,429                  28,419
NDCHealth Corp.                                                          1,740                  60,117
NeoPharm, Inc. * (a)                                                       741                  18,562
Neurogen Corp. *                                                           827                  14,456
Novoste Corp. (a)                                                          859                   7,508
Ocular Sciences, Inc. (a)                                                  907                  21,133
Orasure Technologies, Inc. * (a)                                         1,461                  17,751
Organogenesis, Inc. (a)                                                  2,331                  11,189
Owens & Minor, Inc. (a)                                                  1,831                  33,873
Pacificare Health Systems, Inc. (a)                                      1,608                  25,728
Parexel International Corp.                                              1,308                  18,770
Pediatrix Med Group, Inc. (a)                                            1,138                  38,601
Penwest Pharmaceuticals Company (a)                                        928                  18,606
Peregrine Pharmaceuticals, Inc.                                          5,851                  20,069
Perrigo Company                                                          3,327                  39,325
Pharmaceutical Resources, Inc. (a)                                       1,015                  34,307
Pharmacopeia, Inc. *                                                     1,162                  16,140
Pharmacyclics, Inc. *                                                      986                   9,801
Pharmos Corp. (a)                                                        2,782                   6,538
Polymedica Corp. * (a)                                                     618                  10,259
Possis Med, Inc. * (a)                                                   1,104                  19,232
Praecis Pharmaceuticals, Inc. *                                          3,443                  20,038
Prime Hospitality Corp. *                                                2,501                  27,636
PSS World Med, Inc. *                                                    4,023                  32,828
Regeneration Technologies, Inc. *                                          663                   6,756
Rehabcare Group, Inc. * (a)                                                893                  26,433
Renal Care Group, Inc. *                                                 2,679                  85,996
Respironics, Inc. *                                                      1,663                  57,606
Ribozyme Pharmaceuticals, Inc. * (a)                                     1,629                   7,444
Rigel Pharmaceuticals, Inc. *                                            1,740                   8,091
Rightchoice Manage Care, Inc. * (a)                                        216                  15,118

    The accompanying notes are an integral part of the financial statements.


                                      204
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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
DRUGS & HEALTH CARE - CONTINUED

RLI Corp.                                                                  358                 $16,110
Sangstat Medical Corp. *                                                 1,096                  21,525
Scios, Inc. * (a)                                                        2,442                  58,046
Sequenom, Inc. (a)                                                       1,770                  18,886
Sierra Health Services, Inc. *                                           1,301                  10,538
Sola International, Inc. *                                               1,259                  24,425
SonoSight, Inc. *                                                          549                  14,104
STERIS Corp. *                                                           3,533                  64,548
Sunrise Assisted Living, Inc. * (a)                                        987                  28,732
Supergen, Inc. *                                                         1,162                  16,640
Sybron Dental Specialties, Inc. *                                        2,059                  44,433
Syncor International Corp. *                                             1,082                  30,988
Texas Biotechnology Corp. *                                              2,462                  16,003
Theragenics Corp. *                                                      1,847                  18,211
Thoratec Labs Corp. *                                                    2,010                  34,170
Titan Pharmaceuticals, Inc. * (a)                                        1,351                  13,253
Transgenomic, Inc. * (a)                                                   659                   7,249
United Therapeutics Corp. (a)                                              811                   8,442
Urologix, Inc. * (a)                                                       728                  14,596
US Oncology, Inc. * (a)                                                  5,522                  41,636
Valentis, Inc.                                                           2,679                   8,305
Vasomedical, Inc. *                                                      3,607                  13,346
Ventana Medical Systems, Inc. (a)                                          683                  15,449
Versicor, Inc. *                                                           723                  14,713
Vical, Inc. *                                                            1,249                  15,288
Vidamed, Inc. *                                                          2,539                  19,855
Vion Pharmaceuticls, Inc. *                                              2,309                  10,183
VISX, Inc. *                                                             2,863                  37,935
Vital Signs, Inc. *                                                        240                   8,376
Wilson Greatbatch Technologies, Inc. *                                     469                  16,931
Zoll Medical Corp. * (a)                                                   524                  20,405
                                                                                           -----------
                                                                                             4,230,000

EDUCATIONAL SERVICES - 0.19%

Edison Schools, Inc., Class A * (a)                                      1,485                  29,180
Education Management Corp. * (a)                                         1,161                  42,086
Strayer Education, Inc. (a)                                                184                   8,965
Sylvan Learning Systems, Inc.                                            1,742                  38,446
                                                                                           -----------
                                                                                               118,677

ELECTRICAL EQUIPMENT - 1.50%

A.O. Smith Corp. *                                                         698                  13,611
Active Power, Inc. * (a)                                                 1,975                  13,430
Advanced Energy Industries, Inc. * (a)                                   1,066                  28,398
AMETEK, Inc. *                                                           1,763                  56,222
Anaren Microwave, Inc. * (a)                                             1,125                  19,485
Anixter International, Inc. * (a)                                        1,460                  42,355
Artesyn Technologies, Inc. *                                             2,282                  21,245
Artisan Components, Inc. *                                                 702                  11,092
Baldor Electric Company (a)                                              1,335                  27,901
Barnes Group, Inc. * (a)                                                   917                  21,999
Bei Technologies Inc.                                                      735                  12,818
Belden, Inc. *                                                           1,328                  31,274
C-COR.Net Corp.                                                          1,906                  27,770
Cable Design Technologies Corp. *                                        2,426                  33,188
Cohu, Inc. *                                                             1,092                  21,567
Dupont Photomasks, Inc.                                                    242                  10,515
EDO Corp.                                                                  531                  14,045
Electro Scientific Industries, Inc. * (a)                                1,518                  45,555
Encore Wire Corp. *                                                      1,030                  12,463
Excel Technology, Inc. * (a)                                               684                  11,902
FLIR Systems, Inc.                                                         605                  22,942
General Cable Corp. *                                                    1,970                  25,807
General Electric Company *                                                 244                   9,780
Genlyte Group, Inc. *                                                      641                  19,076
H Power Corp. (a)                                                        1,100                  $3,432
Harman International Industries, Inc. (a)                                1,699                  76,625
Lecroy Corp.                                                               433                   7,881
Littelfuse, Inc. (a)                                                     1,083                  28,418
Magnetek, Inc.                                                           1,395                  12,569
Methode Electronics, Inc., Class A                                       2,077                  16,616
National Service Industries, Inc. *                                      1,925                   3,889
Penn Engineering & Manufacturing Corp. *                                   882                  14,774
Rayovac Corp. * (a)                                                      1,125                  19,800
Recoton Corp. *                                                            568                   7,725
SLI, Inc.                                                                2,482                   6,478
SPS Technologies, Inc. *                                                   497                  17,355
Thomas Industries, Inc. *                                                  792                  19,800
UCAR International, Inc.                                                 2,922                  31,265
Universal Electronics, Inc. *                                              910                  15,661
Vialta, Inc., Class A *                                                  1,625                   2,015
Vicor Corp. *                                                            1,461                  23,668
W.H. Brady Company, Class A *                                              984                  36,014
Watsco, Inc.                                                               951                  13,504
Woodhead Industries, Inc.                                                  826                  13,117
                                                                                           -----------
                                                                                               925,046

ELECTRIC UTILITIES - 1.29%

Avista Corp. *                                                           2,736                  36,279
Central Vermont Public Service Corp. *                                     738                  12,325
CH Energy Group, Inc. *                                                    917                  39,862
Cleco Corp. *                                                            2,224                  48,861
Connecticut Water Service, Inc.                                            669                  19,782
DQE, Inc. * (a)                                                          2,836                  53,685
El Paso Electric Company *                                               2,953                  42,819
Empire District Electric Company *                                         984                  20,664
Hawaiian Electric Industries, Inc.                                       1,877                  75,606
Madison Gas & Electric Company                                             960                  25,392
Montana Power Company *                                                  6,034                  34,696
Newpower Holdings, Inc.                                                  1,988                   1,471
Otter Tail Power Company                                                 1,300                  37,882
Public Service Company of New Mexico                                     2,060                  57,577
RGS Energy Group, Inc. * (a)                                             1,878                  70,613
Sierra Pacific Resources * (a)                                           5,312                  79,946
SJW Corp. *                                                                153                  13,049
UIL Holding Corp. *                                                        708                  36,320
Unisource Energy Corp. *                                                 1,704                  30,996
WPS Resources Corp. * (a)                                                1,566                  57,237
                                                                                           -----------
                                                                                               795,062

ELECTRONICS - 2.14%

Adaptec, Inc. *                                                          5,670                  82,215
Anadigics, Inc. *                                                        1,749                  26,672
Analogic Corp. *                                                           387                  14,903
AstroPower, Inc. * (a)                                                     720                  29,110
Asyst Technologies, Inc. * (a)                                           1,908                  24,346
Avid Technology, Inc. *                                                  1,430                  17,375
Bell Microproducts, Inc. * (a)                                             718                   9,061
Brooks Automation, Inc. (a)                                              1,009                  41,036
C & D Technologies, Inc.                                                 1,560                  35,646
Checkpoint Systems, Inc. * (a)                                           1,535                  20,569
CTS Corp. * (a)                                                          1,780                  28,302
Cubic Corp. *                                                              346                  17,771
Cymer, Inc. *                                                            1,717                  45,895
Daktronics, Inc. *                                                       1,037                   8,763
DDI Corp. *                                                              2,353                  23,154
DSP Group, Inc. *                                                        1,374                  31,959
Electronics For Imaging, Inc. *                                          2,888                  64,431
Franklin Electric, Inc. *                                                  251                  20,582
Identix, Inc. * (a)                                                      2,179                  31,792

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
ELECTRONICS - CONTINUED

Ii Vi, Inc. *                                                              696                 $11,992
Interlogix, Inc. * (a)                                                   1,152                  44,548
Intermagnetics General Corp. * (a)                                         726                  18,803
Intermediate Telephone, Inc. * (a)                                       1,030                  19,797
Itron, Inc. (a)                                                            808                  24,482
Lightpath Technologies, Inc., Class A * (a)                              2,099                   7,451
Lufkin Industries, Inc. (a)                                                328                   8,790
Maxwell Technologies, Inc. *                                               770                   7,546
Merix Corp. *                                                              818                  14,111
Nanometrics, Inc. *                                                        399                   7,741
Nu Horizons Electronics Corp.                                              771                   7,926
Park Electrochemical Corp.                                                 873                  23,047
Pemstar, Inc. *                                                          1,267                  15,204
Photon Dynamics, Inc. (a)                                                  756                  34,511
Pixelworks, Inc. (a)                                                     1,332                  21,392
Planar Systems Inc. * (a)                                                  695                  14,665
Research Frontiers, Inc. * (a)                                             614                  10,291
Rogers Corp. *                                                             811                  24,573
SBS Technologies, Inc. *                                                   998                  14,541
Sequa Corp., Class A                                                       204                   9,694
Silicon Graphics, Inc. *                                                 9,215                  19,352
Silicon Storage Technology, Inc.                                         4,116                  39,678
Somera Communications, Inc. *                                            2,085                  15,742
Supertex, Inc.                                                             575                  10,068
Technitrol, Inc. * (a)                                                   1,580                  43,640
Thomas & Betts Corp. *                                                   3,083                  65,205
Trimble Navigation, Ltd. * (a)                                           1,511                  24,493
Tripath Imaging, Inc. * (a)                                              1,774                  13,358
United Industrial Corp. *                                                  711                  11,909
Varian, Inc. * (a)                                                       1,668                  54,110
Viasystems Group, Inc. *                                                 2,842                   1,791
X-Rite, Inc. *                                                           1,187                  10,101
Zebra Technologies Corp., Class A * (a)                                  1,425                  79,102
Zygo Corp.                                                                 896                  14,246
                                                                                           -----------
                                                                                             1,317,482

ENERGY - 0.16%

Covanta Energy Corp. *                                                   2,846                  12,864
Energen Corp. *                                                          1,461                  36,013
Fuelcell Energy, Inc.                                                    1,742                  31,600
Proton Energy Systems, Inc. * (a)                                        2,112                  17,424
                                                                                           -----------
                                                                                                97,901

FINANCIAL SERVICES - 1.58%

Actrade Financial Technologies, Ltd. * (a)                                 390                  11,486
Advanta Corp., Class A * (a)                                             1,706                  16,958
Amcore Financial, Inc. *                                                 1,304                  29,144
Annaly Mortgage Management, Inc., REIT                                   3,209                  51,344
BKF Capital Group Inc. *                                                   467                  13,403
Cash America International, Inc.                                         1,633                  13,881
Charter Municipal Mortgage Acceptance Company, SBI                       1,806                  29,347
Clark/Bardes, Inc. *                                                       611                  15,416
Community Bank Systems, Inc. *                                             547                  14,331
Delphi Financial Group, Inc. * (a)                                         701                  23,343
Downey Financial Corp. (a)                                               1,033                  42,611
DVI, Inc. * (a)                                                            807                  13,880
Federal Agricultural Mortgage Corp., Class C *                             481                  19,481
Financial Federal Corp. (a)                                                636                  19,875
First Charter Corp. * (a)                                                1,732                  30,847
First Financial Holdings, Inc.                                             706                  17,064
First Republic Bank                                                        682                  16,470
Firstfed Financial Corp.                                                   973                  24,938
Flushing Financial Corp.                                                   778                  13,848
Harbor Florida Bancshares, Inc.                                          1,258                  21,386
International Bancshares Corp. *                                           942                 $39,705
Investors Real Estate Trust, SBI * (a)                                   1,937                  18,208
J.D. Edwards & Company * (a)                                             5,343                  87,892
Jeffries Group, Inc. * (a)                                               1,258                  53,226
Jones Lang Lasalle, Inc. (a)                                             1,804                  32,562
Ladenburg Thalmann Financial Services, Inc. * (a)                          332                     289
NBT Bancorp, Inc. *                                                      1,269                  18,388
NCO Group, Inc. (a)                                                      1,168                  26,747
Oceanfirst Financial Corp. *                                               592                  14,303
Ocwen Financial Corp.                                                    1,986                  16,841
PennFed Financial Services, Inc. *                                         313                   7,769
Seacoast Financial Services Corp. *                                      1,195                  20,494
Student Loan Corp.                                                         234                  18,860
SWS Group, Inc. * (a)                                                      762                  19,393
The Intercept Group, Inc. * (a)                                            828                  33,865
Thornburg Mortgage Asset Corp. *                                         1,606                  31,638
Triad Guaranty, Inc.                                                       443                  16,068
UMB Financial Corp. *                                                      881                  35,238
United Community Financial Corp. *                                       1,779                  12,809
Westcorp, Inc. *                                                           507                   9,466
WFS Financial, Inc. *                                                      555                  13,326
WSFS Financial Corp.                                                       476                   8,259
                                                                                           -----------
                                                                                               974,399

FOOD & BEVERAGES - 1.54%

American Italian Pasta Company, Class A *                                  961                  40,391
Aurora Foods, Inc. * (a)                                                 1,372                   6,929
Bob Evans Farms, Inc. *                                                  1,984                  48,747
Boston Beer, Inc. *                                                        567                   9,724
Corn Products International, Inc. *                                      1,915                  67,504
Dean Foods Company * (a)                                                 2,167                 147,789
Del Monte Foods Company *                                                1,724                  14,671
Dole Food, Inc. *                                                        2,259                  60,609
Dreyers Grand Ice Cream, Inc. *                                          1,089                  41,937
Farmer Brothers Company *                                                   48                  12,720
Fisher Communications, Inc. *                                              226                   9,944
Fleming Companies, Inc. (a)                                              2,241                  41,458
Flowers Foods, Inc. *                                                      938                  37,445
Hain Celestial Group, Inc. * (a)                                         1,383                  37,977
International Multifoods Corp. * (a)                                       938                  22,418
Interstate Bakeries Corp. *                                              1,538                  37,189
J & J Snack Foods Corp.                                                    344                   8,411
J. M. Smucker Company (a)                                                1,041                  36,831
Lance, Inc.                                                              1,470                  21,006
Performance Food Group Company *                                         2,364                  83,142
Pilgrims Pride Corp.                                                       861                  11,667
Ralcorp Holdings, Inc.                                                   1,670                  37,909
Robert Mondavi Corp., Class A (a)                                          420                  15,960
Sensient Technologies Corp. * (a)                                        2,516                  52,358
The Steak & Shake Company *                                              1,451                  16,019
Triarc Companies, Inc., Class A *                                          573                  13,924
United Natural Foods, Inc. *                                               618                  15,450
                                                                                           -----------
                                                                                               950,129

FOREST PRODUCTS - 0.34%

American Woodmark Corp. * (a)                                              277                  14,889
Caraustar Industries, Inc.                                               1,955                  13,548
Louisiana Pacific Corp. *                                                5,481                  46,260
Pope & Talbot, Inc. *                                                      830                  11,828
Rayonier, Inc.                                                           1,460                  73,686
Universal Fast Products, Inc. *                                            803                  16,807
Wausau-Mosinee Paper Corp.                                               2,675                  32,367
                                                                                           -----------
                                                                                               209,385

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
FUNERAL SERVICES - 0.06%

Stewart Enterprises, Inc., Class A                                       5,665                 $33,933
                                                                                           -----------

FURNITURE & FIXTURES - 0.28%

Furniture Brands International, Inc.                                     2,703                  86,550
Kimball International, Inc., Class B                                     2,038                  30,876
La-Z-Boy, Inc. *                                                         2,570                  56,077
                                                                                           -----------
                                                                                               173,503

GAS & PIPELINE UTILITIES - 1.40%

AGL Resources, Inc. *                                                    2,853                  65,676
American States Water Company *                                            633                  22,123
Atmos Energy Corp.                                                       2,105                  44,731
California Water Service Group *                                           786                  20,240
Cascade Natural Gas Corp. *                                                792                  17,464
Middlesex Water Company                                                    525                  17,808
New Jersey Resources Corp. * (a)                                           963                  45,068
Northwest Natural Gas Company                                            1,317                  33,584
Northwestern Corp. (a)                                                   1,418                  29,849
NUI Corp. *                                                                766                  18,154
ONEOK, Inc. (a)                                                          2,774                  49,488
Peoples Energy Corp.                                                     1,806                  68,502
Philadelphia Suburban Corp.                                              3,026                  68,236
Piedmont Natural Gas, Inc.                                               1,591                  56,958
Semco Energy, Inc. * (a)                                                 1,276                  13,717
South Jersey Industries, Inc. *                                            647                  21,092
Southern Union Company *                                                 1,911                  36,042
Southwest Gas Corp. * (a)                                                1,540                  34,419
Southwestern Energy Company *                                            1,493                  15,527
The Laclede Group, Inc.                                                    959                  22,920
Transmontaigne, Inc. *                                                   1,634                   8,905
UGI Corp.                                                                1,445                  43,639
Western Gas Resources, Inc.                                              1,094                  35,358
WGL Holdings, Inc. * (a)                                                 2,528                  73,489
                                                                                           -----------
                                                                                               862,989

HEALTHCARE PRODUCTS - 0.22%
Advanced Neuromodulation Systems, Inc. * (a)                               348                  12,267
Apria Healthcare Group, Inc. *                                           2,185                  54,603
Arthrocare Corp. * (a)                                                   1,199                  21,498
Bruker Daltonics, Inc. * (a)                                             2,599                  42,494
Inverness Medical Innovations, Inc. * (a)                                  260                   4,693
                                                                                           -----------
                                                                                               135,555

HEALTHCARE SERVICES - 0.05%

CorVel Corp. *                                                             376                  12,314
National Healthcare Corp.                                                  564                   8,669
Select Medical Corp. *                                                     502                   8,072
                                                                                           -----------
                                                                                                29,055

HOLDINGS COMPANIES/CONGLOMERATES - 0.08%

Horace Mann Educators Corp.                                              2,203                  46,748
                                                                                           -----------

HOMEBUILDERS - 0.58%

Beazer Homes USA, Inc. (a)                                                 464                  33,951
Champion Enterprises, Inc. * (a)                                         2,717                  33,446
Crossmann Communities, Inc. (a)                                            336                  11,088
Hovnanian Enterprises, Inc., Class A * (a)                                 902                  19,195
M.D.C. Holdings, Inc. *                                                    955                  36,090
NVR, Inc. *                                                                319                  65,076
Palm Harbor Homes, Inc. * (a)                                              934                  22,369
Ryland Group, Inc.                                                         669                  48,971
Schottenstein Homes, Inc.                                                  366                  18,216
Toll Brothers, Inc. * (a)                                                1,159                  50,880
Walter Industries Inc.                                                   1,740                  19,679
                                                                                           -----------
                                                                                               358,961

HOTELS & RESTAURANTS - 1.62%

AFC Enterprises, Inc. *                                                    486                 $13,798
Alliance Gaming Corp. * (a)                                                806                  23,688
Applebees International, Inc.                                            1,769                  60,500
Argosy Gaming Corp. *                                                    1,166                  37,918
Aztar Corp. *                                                            1,948                  35,648
Boca Resorts, Inc., Class A                                              1,533                  20,082
Boyd Gaming Corp. *                                                      1,331                   8,651
Buca, Inc. * (a)                                                           835                  13,535
California Pizza Kitchen, Inc. * (a)                                       836                  20,691
CBRL Group, Inc. *                                                       2,918                  85,906
CEC Entertainment, Inc. *                                                1,479                  64,174
Choice Hotels, Inc. *                                                    1,696                  37,566
Crestline Capital Corp.                                                    760                  23,606
IHOP Corp. * (a)                                                           937                  27,454
Isle of Capri Casinos, Inc. * (a)                                        1,326                  17,742
Jack In the Box, Inc. *                                                  1,931                  53,180
Landrys Seafood Restaurant, Inc.                                           759                  14,155
Lone Star Steakhouse & Saloon, Inc. *                                    1,181                  17,514
Luby's Cafeterias, Inc.                                                  1,269                   7,246
Marcus Corp. *                                                           1,050                  14,857
Motor Gaming Group Inc. *                                                1,132                  18,112
O'Charley's, Inc. *                                                        917                  16,974
Panera Bread Company, Class A * (a)                                        528                  27,477
Papa Johns International, Inc. (a)                                         887                  24,375
PF Changes China Bistro, Inc. * (a)                                        472                  22,326
RARE Hospitality International, Inc. *                                   1,285                  28,964
Ruby Tuesday, Inc. *                                                     3,422                  70,596
Ryan's Family Steak Houses, Inc. *                                       1,569                  33,969
Shuffle Master, Inc. * (a)                                                 940                  14,730
Sonic Corp. *                                                            1,111                  39,996
Station Casinos, Inc. * (a)                                              1,919                  21,474
The Cheesecake Factory, Inc. *                                           2,015                  70,062
Trendwest Resorts, Inc. * (a)                                              445                  11,267
Wyndham International, Inc., Class A *                                   6,900                   3,864
                                                                                           -----------
                                                                                             1,002,097

HOUSEHOLD APPLIANCES - 0.44%

Bassett Furniture Industries Inc. *                                        639                   8,952
Blyth Industries, Inc. (a)                                               1,877                  43,640
Foamex International, Inc. (a)                                             970                   7,857
KB HOME (a)                                                              2,193                  87,939
Libbey, Inc. *                                                             883                  28,830
Mission West Properties, Inc. *                                          1,123                  14,285
National Presto Industries Inc.                                            317                   8,797
Schuler Homes Inc., ADR                                                  1,600                  31,760
Stanley Furniture, Inc. *                                                  326                   7,749
The Toro Company *                                                         641                  28,845
                                                                                           -----------
                                                                                               268,654

HOUSEHOLD PRODUCTS - 0.47%

Applica, Inc. *                                                          1,101                   9,920
Bel Fuse, Inc., Class B (a)                                                619                  15,506
Boyds Collection, Ltd. *                                                 3,164                  21,420
Church & Dwight, Inc.                                                    2,006                  53,420
Dial Corp.                                                               5,147                  88,271
Martha Stewart Living Omnimedia, Inc., Class A (a)                         531                   8,735
Playtex Products, Inc. *                                                 1,690                  16,478
Topps, Inc. *                                                            2,056                  24,980
Tupperware Corp.                                                         2,768                  53,284
                                                                                           -----------
                                                                                               292,014

INDUSTRIAL MACHINERY - 1.79%

AGCO Corp. *                                                             3,551                  56,035
Albany International Corp., Class A (a)                                    973                  21,114
AptarGroup, Inc.                                                         1,756                  61,513
Briggs & Stratton Corp. * (a)                                            1,131                  48,294

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
INDUSTRIAL MACHINERY - CONTINUED

Circor International, Inc. *                                               489                  $9,022
Cognex Corp. *                                                           1,767                  45,253
Donaldson Company, Inc. *                                                2,113                  82,069
Energy Conversion Devices, Inc. * (a)                                      869                  16,485
Flow International Corp. *                                                 760                   9,401
Flowserve Corp.                                                          2,357                  62,720
Gardner Denver, Inc. *                                                     813                  18,146
Gorman Rupp Company *                                                      589                  15,815
Graco, Inc.                                                              1,697                  66,268
Idex Corp. * (a)                                                         1,637                  56,476
Kadant, Inc.                                                               587                   8,512
Kaydon Corp.                                                             1,473                  33,408
Kennametal, Inc.                                                         1,646                  66,284
Lindsay Manufacturing Company *                                            614                  11,881
Manitowoc, Inc. * (a)                                                    1,384                  43,042
Milacron, Inc.                                                           1,099                  17,375
Mueller Industry, Inc.                                                   1,605                  53,366
NACCO  Industries, Inc., Class A *                                         318                  18,059
Osmonics, Inc.                                                             587                   8,230
Presstek, Inc. *                                                         1,743                  15,983
Quixote Corp. *                                                            503                   9,557
Roanoke Electric Steel Corp. *                                             895                  12,351
Robbins & Myers, Inc.                                                      520                  12,173
Semitool, Inc. *                                                           887                  10,183
Stewart & Stevenson Services, Inc. *                                     1,409                  26,503
Tecumseh Products Company, Class A * (a)                                   814                  41,213
Tennant Company *                                                          521                  19,329
Tredegar Industries, Inc. *                                                849                  16,131
Triumph Group, Inc. *                                                      849                  27,593
U.S. Industries, Inc. *                                                  4,181                  10,703
UNOVA, Inc. * (a)                                                        2,552                  14,802
Valmont Industries, Inc. *                                                 728                  10,527
Watts Industries, Inc., Class A *                                          994                  14,910
Woodward Governor Company * (a)                                            502                  29,241
                                                                                           -----------
                                                                                             1,099,967

INDUSTRIALS - 0.01%

Hexcel Corp.                                                             1,008                   3,105
Terremark Worldwide, Inc. *                                              6,821                   3,888
                                                                                           -----------
                                                                                                 6,993

INSURANCE - 1.74%

Alfa Corp.                                                               2,076                  46,585
American Physicians Capital Inc. *                                         732                  15,921
Amerus Group Company                                                     2,240                  80,282
Argonaut Group, Inc. (a)                                                 1,320                  25,832
Baldwin & Lyons, Inc., Class B *                                           419                  10,726
Brown & Brown, Inc. *                                                    2,331                  63,636
Capitol Transamerica Corp. (a)                                             442                   7,271
CenturyBusiness Services, Inc. *                                         4,693                  10,794
Citizens, Inc. Class A *                                                 1,084                  13,713
CNA Surety Corp. * (a)                                                     864                  13,392
Commerce Group, Inc.                                                     1,290                  48,620
Crawford & Company, Class B *                                            2,129                  24,952
FBL Financial Group, Inc., Class A *                                       662                  11,042
First American Financial Corp.                                           3,601                  67,483
Fremont General Corp. * (a)                                              3,078                  24,070
Harleysville Group, Inc.                                                 1,644                  39,275
Hilb, Rogal & Hamilton Company *                                           738                  41,365
Kansas City Life Insurance Company *                                       340                  12,614
Landamerica Financial Group, Inc.                                        1,019                  29,245
Liberty Corp.                                                              801                  32,961
Midland Company                                                            181                   7,928
National Western Life Insurance Company, Class A                           105                  11,676
Ohio Casualty Corp.                                                      3,054                 $49,017
Philadelphia Consolidated Holding Corp. *                                  646                  24,361
PICO Holdings, Inc. *                                                      593                   7,412
PMA Capital Corp., Class A                                                 802                  15,479
Presidential Life Corp. *                                                1,130                  23,233
Proassurance Corp. * (a)                                                 1,342                  23,592
SCPIE Holdings, Inc. (a)                                                   559                  16,351
Selective Insurance Group, Inc. *                                        1,457                  31,661
Stancorp Financial Group, Inc. *                                         1,586                  74,938
State Auto Financial Corp. *                                               604                   9,809
Stewart Information Services Corp.                                         748                  14,773
UICI *                                                                   2,192                  29,592
United Fire & Casualty Company *                                           299                   8,560
Universal American Financial Corp.                                       2,697                  18,313
Vesta Insurance Group, Inc.                                              2,441                  19,528
W.R. Berkley Corp. *                                                     1,110                  59,607
Zenith National Insurance Corp. *                                          318                   8,885
                                                                                           -----------
                                                                                             1,074,494

INTERNATIONAL OIL - 0.02%

Trico Marine Services, Inc.                                              1,581                  11,937
                                                                                           -----------

INTERNET CONTENT - 0.31%

Alloy, Inc. * (a)                                                          696                  14,985
Digital Insight Corp. * (a)                                              1,510                  33,764
DigitalThink, Inc. *                                                     1,539                  16,621
Hotjobs.com, Ltd. *                                                      1,795                  18,650
InfoSpace, Inc. * (a)                                                   11,961                  24,520
Internet Capital Group, Inc. (a)                                         8,049                   9,739
ITXC Corp. (a)                                                           1,269                   9,124
Multex.com, Inc.                                                         1,907                   8,582
Safeguard Scientifics, Inc. *                                            6,870                  24,045
Websense, Inc. *                                                           931                  29,857
                                                                                           -----------
                                                                                               189,887

INTERNET RETAIL - 0.15%

Freemarkets, Inc. * (a)                                                  1,697                  40,677
Global Sports, Inc. (a)                                                    812                  16,199
Priceline.com, Inc. (a)                                                  5,970                  34,746
                                                                                           -----------
                                                                                                91,622

INTERNET SERVICE PROVIDER - 0.22%

Digitas, Inc. *                                                            934                   3,755
Internap Network Services Corp. *                                        6,451                   7,483
Overture Service, Inc.                                                   1,067                  37,804
Register.com, Inc. * (a)                                                 1,259                  14,479
S1 Corp. *                                                               3,334                  53,944
Starmedia Network, Inc. *                                                1,638                     622
Trizetto Group, Inc. * (a)                                               1,396                  18,316
                                                                                           -----------
                                                                                               136,403

INTERNET SOFTWARE - 0.96%

Agile Software Corp. *                                                   1,883                  32,425
Akamai Technologies, Inc. * (a)                                          4,223                  25,085
Art Technology Group, Inc. *                                             3,657                  12,726
AsiaInfo Holdings, Inc. *                                                1,580                  27,524
Centillium Communications, Inc. *                                        1,328                  10,438
Clarent Corp.                                                            1,351                   7,255
Digex, Inc., Class A *                                                   2,362                   7,062
E.piphany, Inc. *                                                        3,574                  31,129
Espeed, Inc., Class A (a)                                                1,104                   9,141
F5 Networks, Inc. * (a)                                                  1,129                  24,319
Genuity, Inc., Class A * (a)                                             8,112                  12,817
Inktomi Corp. * (a)                                                      6,656                  44,662
Keynote Systems, Inc. * (a)                                              1,498                  14,006
Liberate Technologies, Inc. *                                            5,744                  65,941

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
INTERNET SOFTWARE - CONTINUED

Macromedia, Inc. *                                                       3,106                 $55,287
PC-Tel, Inc. *                                                           1,085                  10,535
Portal Software, Inc. * (a)                                              4,123                   8,576
Sonicblue, Inc. *                                                        5,912                  23,884
Stellent, Inc. (a)                                                       1,116                  32,989
VeriSign, Inc. *                                                         1,353                  51,468
Vitria Technology, Inc. *                                                4,002                  25,573
Watchguard Technologies, Inc.                                            1,358                   8,841
WebEx Communications, Inc. (a)                                           1,025                  25,471
WebMethods, Inc. * (a)                                                   1,481                  24,822
                                                                                           -----------
                                                                                               591,976

INVESTMENT COMPANIES - 0.36%

Affiliated Managers Group, Inc. *                                        1,177                  82,955
American Capital Strategies, Ltd.                                        1,708                  48,422
Gabelli Asset Management, Inc., Class A *                                  330                  14,256
Medallion Financial Corp. *                                                911                   7,197
Raymond James Financial, Inc. * (a)                                      1,974                  70,116
                                                                                           -----------
                                                                                               222,946

LEISURE TIME - 0.84%

4Kids Entertainment, Inc. * (a)                                            428                   8,573
Action Performance Companies, Inc. * (a)                                   854                  26,141
Ambassadors International, Inc. *                                          606                  12,720
AMC Entertainment, Inc. *                                                1,162                  13,944
Arctic Cat, Inc. *                                                         997                  16,949
Bally Total Fitness Holding Corp. * (a)                                  1,407                  30,335
Championship Auto Racing Team, Inc. * (a)                                  848                  13,644
Concord Camera Corp. *                                                   2,230                  17,662
Dover Downs Entertainment, Inc. *                                        1,064                  16,279
Gaylord Entertainment Company                                            1,153                  28,364
Handleman Company                                                        1,308                  19,424
Hollywood Entertainment Corp. * (a)                                      2,476                  35,382
International Game Technology                                              732                  49,995
K2, Inc. *                                                               1,303                   9,395
Magna Entertainment Corp., Class A                                       1,284                   8,988
Movie Gallery, Inc.                                                        392                   9,549
Navigant International Inc. *                                              713                   8,164
Parkervision, Inc. (a)                                                     614                  12,894
Penn National Gaming, Inc. * (a)                                           585                  17,749
Pinnacle Entertainment, Inc.                                             1,301                   7,845
SCP Pool Corp. *                                                         1,132                  31,073
Speedway Motorsports, Inc. (a)                                             773                  19,541
Sturm Ruger & Company, Inc.                                              1,138                  13,633
THQ, Inc. * (a)                                                          1,336                  64,756
Vail Resorts, Inc. (a)                                                     520                   9,220
WMS Industries, Inc. *                                                   1,057                  21,140
                                                                                           -----------
                                                                                               523,359

LIFE SCIENCES - 0.18%

Acacia Research Corp. * (a)                                              1,254                  13,882
Incyte Pharmacuticals, Inc. *                                            3,567                  69,771
Symyx Technologies, Inc.                                                 1,496                  31,775
                                                                                           -----------
                                                                                               115,428

MANUFACTURING - 0.50%

Acuity Brands, Inc.                                                      1,925                  23,292
CoorsTek, Inc.                                                             526                  16,748
Esco Technologies, Inc.                                                    669                  23,074
Lancaster Colony Corp. *                                                 1,534                  54,472
Lydall, Inc. *                                                           1,103                  11,030
Mathews International Corp., Class A                                     1,686                  41,442
Mine Safety Appliances Company (a)                                         469                  18,830
Nordson Corp.                                                            1,233                  32,564
TTM Technologies, Inc. *                                                   556                   5,627
York International Corp. *                                               2,064                 $78,700
                                                                                           -----------
                                                                                               305,779

MEDICAL-HOSPITALS - 0.21%

American Medical Systems Holdings, Inc. *                                1,853                  38,339
DIANON Systems, Inc. * (a)                                                 538                  32,710
Novavax, Inc.                                                              776                  10,942
Province Healthcare Company * (a)                                        1,689                  52,122
                                                                                           -----------
                                                                                               134,113

METAL & METAL PRODUCTS - 0.11%

Commercial Metals Company                                                  584                  20,428
Lawson Products, Inc. *                                                    248                   6,448
Timken Company *                                                         2,606                  42,165
                                                                                                69,041

MINING - 0.33%

Brush Wellman, Inc. *                                                      996                  14,183
Century Aluminum Company *                                                 655                   8,751
Cleveland-Cliffs, Inc. *                                                   698                  12,773
Kaiser Aluminum Corp.                                                    1,502                   2,433
Lincoln Electric Holding, Inc. *                                         1,670                  40,815
Penn Virginia Corp.                                                        478                  16,300
RTI International Metals, Inc. *                                         1,444                  14,368
Southern Peru Copper Corp. *                                             1,236                  14,770
Stillwater Mining Company *                                              2,134                  39,479
Titanium Metals Corp. *                                                  2,292                   9,145
USEC, Inc. *                                                             4,403                  31,526
                                                                                           -----------
                                                                                               204,543

MOBILE HOMES - 0.08%

Coachmen Industries, Inc. * (a)                                            978                  11,736
Fleetwood Enterprises, Inc. (a)                                          2,003                  22,694
Skyline Corp. *                                                            474                  15,286
                                                                                           -----------
                                                                                                49,716

NEWSPAPERS - 0.19%

Journal Register Company                                                 1,463                  30,781
Lee Enterprises, Inc.                                                    2,334                  84,888
                                                                                           -----------
                                                                                               115,669

OFFICE FURNISHINGS & SUPPLIES - 0.30%

Ikon Office Solutions, Inc. *                                            7,718                  90,223
Office Max, Inc.                                                         5,556                  25,002
The Standard Register Company *                                            637                  11,804
United Stationers,  Inc. *                                               1,712                  57,609
                                                                                           -----------
                                                                                               184,638

PAPER - 0.22%

Buckeye Technologies, Inc. (a)                                           1,240                  14,260
Chesapeake Corp.                                                           804                  22,359
Deltic Timber Corp.                                                        596                  16,330
Ivex Packaging Corp. *                                                     956                  18,164
P.H. Glatfelter Company                                                    904                  14,084
Potlatch Corp. * (a)                                                     1,430                  41,928
Rock-Tenn Company, Class A *                                               652                   9,389
                                                                                           -----------
                                                                                               136,514

PETROLEUM SERVICES - 0.52%

Atwood Oceanics, Inc. * (a)                                                529                  18,436
Cal Dive International, Inc. *                                           1,823                  44,992
Input/Output, Inc. *                                                     2,837                  23,292
Lone Star Technologies, Inc. (a)                                         1,476                  25,978
Oceaneering International, Inc. *                                        1,184                  26,190
Osca, Inc., Class A                                                        431                   8,986
Pure Resources, Inc. *                                                     787                  15,819
SEACOR SMIT, Inc. *                                                        888                  41,203

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
PETROLEUM SERVICES - CONTINUED

Seitel, Inc. *                                                           1,292                 $17,571
Superior Energy Services, Inc.                                           2,525                  21,841
Tesoro Petroleum Corp.                                                   2,035                  26,679
Universal Compression Holdings, Inc. *                                     578                  17,045
Veritas DGC, Inc. * (a)                                                  1,829                  33,836
                                                                                           -----------
                                                                                               321,868

PHARMACEUTICALS - 0.65%

aaiPharma, Inc. *                                                          588                  14,794
Alexion Pharmaceuticals, Inc. * (a)                                        874                  21,361
Array BioPharma, Inc. *                                                    779                  11,576
Cubist Pharmaceuticals, Inc. * (a)                                       1,442                  51,854
Esperion Therapeutics, Inc.                                              1,097                   8,063
First Horizon Pharmaceutical Corp. *                                       597                  17,546
Guilford Pharmaceuticals, Inc. * (a)                                     1,519                  18,228
Isis Pharmaceuticals, Inc. (a)                                           2,239                  49,683
Ligand Pharmaceuticals, Inc., Class B *                                  2,346                  41,993
Noven Pharmaceuticals, Inc.                                              1,201                  21,318
NPS Pharmaceuticals, Inc. * (a)                                          1,492                  57,144
Progenics Pharmaceuticals, Inc. *                                          409                   7,554
Regeneron Pharmaceuticals, Inc. * (a)                                    1,494                  42,071
Triangle Pharmaceuticals, Inc. * (a)                                     2,581                  10,350
ViroPharma, Inc. * (a)                                                   1,084                  24,878
                                                                                           -----------
                                                                                               398,413

PHOTOGRAPHY - 0.02%

CPI Corp. *                                                                539                   8,947
Metromedia International Group, Inc. *                                   3,690                   2,989
Polaroid Corp. *                                                         1,525                     122
                                                                                           -----------
                                                                                                12,058

POLLUTION CONTROL - 0.08%

Stericycle, Inc. * (a)                                                     854                  51,991
                                                                                           -----------

PUBLISHING - 0.50%

American Greetings Corp., Class A * (a)                                  3,345                  46,094
Consolidated Graphics,  Inc.                                               551                  10,607
John H. Harland Company *                                                1,574                  34,785
John Wiley & Son, Class A *                                              2,432                  56,009
Mail-Well Holdings, Inc.                                                 1,562                   6,404
Media General, Inc., Class A *                                             620                  30,894
Playboy Enterprises, Inc., Class B * (a)                                   993                  16,772
Private Media Group, Inc. * (a)                                            790                   7,742
Pulitzer, Inc.                                                             444                  22,644
Scholastic Corp., Series 1202, Class D (a)                               1,481                  74,539
                                                                                           -----------
                                                                                               306,490

RAILROADS & EQUIPMENT - 0.19%

Florida East Coast Indiana, Inc. *                                       1,371                  31,739
J.B. Hunt Transport Services, Inc. *                                       995                  23,084
Kansas City Southern Industries, Inc.                                    3,301                  46,643
Wabtec Corp. *                                                           1,466                  18,032
                                                                                           -----------
                                                                                               119,498

REAL ESTATE - 4.67%

Acadia Realty Trust * (a)                                                2,351                  14,929
Alexandria Real Estate Equities, Inc., REIT                                805                  33,086
Amli Residential Properties Trust, SBI                                     570                  14,375
Anthracite Capital, Inc., REIT                                           1,741                  19,134
Associated Estates Realty Corp. *                                        1,186                  10,888
Avatar Holdings, Inc. * (a)                                                272                   6,408
Bedford Property Investments, Inc. *                                       702                  15,795
Boykin Lodging Company * (a)                                             1,246                   9,931
Brandywine Realty Trust, SBI                                             1,290                  27,180
BRE Properties, Inc.                                                     2,394                  74,118
Camden Property Trust                                                    1,889                  69,326
Capital Automotive, SBI                                                  1,115                 $22,177
Capstead Mortage Corp. * (a)                                               567                  13,325
CBL & Associates Properties, Inc. *                                      1,134                  35,721
CenterPoint Properties Trust                                             1,211                  60,308
Chateau Communities, Inc. *                                                975                  29,153
Chelsea Property Group, Inc. *                                             829                  40,704
Colonial Properties Trust SBI (a)                                          729                  22,708
Commercial Net Lease Realty, REIT (a)                                    1,578                  20,514
Cornerstone Realty Income Trust, Inc. *                                  2,254                  25,583
Corrections Corp. of America *                                           1,331                  24,703
Cousins Properties, Inc. * (a)                                           1,837                  44,749
Crown American Realty Trust * (a)                                        2,199                  17,152
Developers Diversified Realty *                                          2,706                  51,685
EastGroup Properties, Inc. *                                               951                  21,940
Entertainment Properties Trust, SBI *                                      999                  19,331
Equity Inns, Inc. *                                                      2,443                  16,173
Essex Property Trust                                                       711                  35,131
Federal Realty Investment Trust, SBI *                                   1,880                  43,240
Felcor Lodging Trust, Inc.                                               1,742                  29,109
First Industrial Realty Trust, Inc.                                      2,015                  62,667
Gables Residential Trust, SBI *                                          1,299                  38,450
Getty Realty Corp. *                                                       551                  10,386
Glenborough Realty Trust, Inc., REIT                                     1,041                  20,195
Glimcher Realty Trust *                                                  1,235                  23,255
Great Lakes REIT, Inc.                                                     910                  14,560
Health Care REIT, Inc. *                                                 1,584                  38,570
Healthcare Realty Trust * (a)                                            2,218                  62,104
Highwoods Properties, Inc.                                               2,748                  71,311
Home Properties of New York, Inc. *                                        903                  28,535
HRPT Properties Trust SBI                                                6,741                  58,377
IndyMac Mortgage Holdings, Inc.                                          3,209                  75,026
Innkeepers USA Trust, REIT *                                             1,329                  13,024
Insignia Financial Group, Inc. * (a)                                     1,343                  14,504
Interpool, Inc. *                                                          839                  16,151
IRT Property Company *                                                   1,799                  19,069
JDN Realty Corp. *                                                       1,798                  22,169
JP Realty, Inc., REIT *                                                    670                  15,939
Kilroy Realty Corp., REIT *                                              1,315                  34,545
Koger Equity, Inc. *                                                     1,284                  20,929
Kramont Realty Trust *                                                   1,483                  21,652
La Quinta Properties, Inc., Louisiana *                                  7,026                  40,329
Lasalle Hotel Properties, REIT, SBI                                        795                   9,333
Lexington Corporate Property Trust                                       1,222                  18,941
LNR Property Corp.                                                       1,122                  34,984
Manufactured Home Communities, Inc.                                        813                  25,374
McGrath Rentcorp *                                                         509                  19,098
MeriStar Hospitality Corp., REIT                                         2,087                  29,635
Mid-Atlantic Realty Trust, SBI *                                         1,464                  22,765
Mid-America Apartment Communities, Inc.                                    706                  18,568
Mills Corp.                                                                982                  26,003
National Health Investments, Inc.                                        1,301                  19,255
Nationwide Health Properties, Inc. *                                     2,580                  48,220
Pan Pacific Retail Properties, Inc. *                                    1,279                  36,733
Parkway Properties, Inc.                                                   511                  16,965
Pennsylvania Real Estate Investment SBI * (a)                              711                  16,495
Pinnacle Holdings, Inc. *                                                1,928                     656
Post Properties, Inc. *                                                  1,863                  66,155
Prentiss Properties Trust, SBI                                           1,603                  44,002
PS Business Parks, Inc., California *                                      795                  25,043
Realty Income Corp. *                                                    1,775                  52,185
Reckson Associates Realty Corp. * (a)                                    1,787                  41,744
Redwood Trust, Inc. *                                                      290                   7,027
Regency Centers Corp. *                                                  1,245                  34,549
RFS Hotel Investors, Inc. *                                              1,366                  15,545

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
REAL ESTATE - CONTINUED

Saul Centers, Inc. *                                                     1,145                 $24,446
Senior Housing Properties Trust, SBI                                     1,186                  16,497
Shurgard Storage Centers, Inc., Class A *                                1,587                  50,784
SL Green Realty Corp. (a)                                                1,356                  41,643
Sovran Self Storage, Inc.                                                  711                  22,148
Storage USA, Inc. *                                                        902                  37,974
Summit Properties, Inc. *                                                1,194                  29,874
Sun Communities, Inc., REIT *                                              820                  30,545
Taubman Centers, Inc., REIT *                                            1,485                  22,052
The Macerich Company REIT * (a)                                          1,675                  44,555
Town & Country Trust SBI *                                               1,227                  25,644
Trammell Crow Company *                                                  1,552                  18,158
United Dominion Realty Trust, Inc.                                       5,307                  76,421
United States Restaurant Properties, Inc.                                1,312                  19,129
Universal Health Realty Income Trust                                     1,030                  24,205
Ventas, Inc.                                                             3,430                  39,445
Washington REIT,  SBI *                                                  2,098                  52,219
Weingarten Realty Investors, SBI *                                       1,502                  72,096
Winston Hotels, Inc. *                                                   1,313                  10,163
                                                                                           -----------
                                                                                             2,877,596

RETAIL GROCERY - 0.31%

7 Eleven, Inc. *                                                         1,241                  14,532
Caseys General Stores, Inc. *                                            2,264                  33,734
Ingles Markets, Inc. *                                                     779                   9,309
Nash-Finch Company *                                                       646                  20,091
Pathmark Stores, Inc. *                                                  1,544                  38,075
Ruddick Corp. *                                                          1,782                  28,494
Smart & Final, Inc. *                                                      689                   7,193
Spartan Stores Inc. *                                                    1,207                  14,436
The Great Atlantic & Pacific Tea Company, Inc. (a)                       1,066                  25,349
                                                                                           -----------
                                                                                               191,213

RETAIL TRADE - 2.85%

99 Cents Only Stores * (a)                                               1,468                  55,931
Aaron Rents, Inc., Class B                                                 798                  13,007
Ann Taylor Stores Corp. *                                                1,367                  47,845
Buckle, Inc. *                                                             335                   7,470
Building Materials Holding Corp. *                                       1,050                  11,392
Burlington Coat Factory Warehouse Corp. *                                  975                  16,380
Cato Corp., Class A                                                        832                  15,725
Charlotte Russe Holding, Inc.                                            1,296                  24,119
Charming Shoppes, Inc. *                                                 5,367                  28,499
Chicos Fas, Inc. (a)                                                     1,245                  49,426
Childrens Place Retail Stores, Inc. *                                      562                  15,258
Christopher & Banks Corp. * (a)                                          1,300                  44,525
Circuit City Stores, Inc. *                                              1,963                  44,639
Claire's Stores, Inc. *                                                  2,436                  36,784
Cole National Corp. Class A *                                              506                   8,374
Cost Plus, Inc. * (a)                                                    1,224                  32,436
Daisytek International Corp. * (a)                                         821                  10,813
Dillards, Inc., Class A *                                                3,245                  51,920
Electronics Boutique Holdings Corp. * (a)                                  592                  23,644
Factory 2-U Stores, Inc. *                                                 719                  14,409
Fisher Scientific International, Inc. *                                  2,904                  84,797
Footstar, Inc. (a)                                                       1,029                  32,208
Fossil, Inc.                                                               829                  17,409
Fred's, Inc., Class A                                                      672                  27,525
Friedmans, Inc. Class A                                                    790                   6,652
Genesco, Inc. (a)                                                        1,252                  25,991
Genesisintermedia, Inc. (a)                                                570                   3,363
Group 1 Automotive, Inc.                                                   849                  24,205
Guitar Center, Inc.                                                      1,066                  14,540
Gymboree Corp. * (a)                                                     1,676                  19,995
Hancock Fabrics, Inc.                                                      884                 $11,625
Haverty Furniture Companies, Inc.                                        1,023                  16,931
Hot Topic, Inc. * (a)                                                    1,027                  32,238
Intertan, Inc. *                                                         1,608                  20,196
J Jill Group Inc. * (a)                                                    727                  15,652
Lands' End, Inc. (a)                                                       600                  30,096
Linens'n Things, Inc. * (a)                                              1,928                  49,164
Longs Drug Stores Corp. * (a)                                            1,726                  40,354
Mens Wearhouse, Inc. (a)                                                 1,781                  36,778
Michael's Stores, Inc. *                                                 3,500                 115,325
MSC Industrial Direct, Inc., Class A * (a)                               2,089                  41,258
Pep Boys-Manny, Moe & Jack                                               2,555                  43,818
Petsmart, Inc. * (a)                                                     5,417                  53,303
Pier 1 Imports, Inc. *                                                   4,975                  86,266
School Specialty, Inc. *                                                   879                  20,111
Shopko Stores, Inc. * (a)                                                1,556                  14,782
Stein Mart, Inc. *                                                       1,748                  14,613
The Dress Barn, Inc. *                                                     828                  20,708
The Yankee Candle, Inc. * (a)                                              822                  18,627
Too, Inc. *                                                              1,711                  47,052
Transport World Entertainment Corp. * (a)                                1,756                  13,346
Tuesday Morning Corp. * (a)                                                486                   8,792
Tweeter Home Entertainment Group, Inc. * (a)                             1,113                  32,277
Ultimate Electronics, Inc. (a)                                             553                  16,590
Unifirst Corp. *                                                           434                   9,787
Valuevision International, Inc., Class A *                               1,263                  24,742
Wet Seal, Inc. *                                                           841                  19,806
Wild Oats Markets, Inc. * (a)                                              949                   9,424
Wilsons Leather Experts, Inc. * (a)                                        642                   7,325
Zale Corp.                                                               1,747                  73,164
                                                                                           -----------
                                                                                             1,753,431

SANITARY SERVICES - 0.07%

Casella Waste Systems, Inc., Class A                                       911                  13,492
Ionics, Inc.                                                               995                  29,880
                                                                                           -----------
                                                                                                43,372

SEMICONDUCTORS - 2.33%

Alliance Semiconductor Corp. * (a)                                       1,543                  18,639
Alpha Industries, Inc. * (a)                                             2,351                  51,252
American Superconductor Corp. * (a)                                      1,169                  14,332
ATMI, Inc. *                                                             1,472                  35,107
AXT, Inc. * (a),                                                         1,038                  14,978
Caliper Technologies Corp. (a)                                           1,193                  18,623
Credence Systems Corp.                                                   3,063                  56,880
Elantec Semiconductor, Inc.                                              1,271                  48,806
Electroglas, Inc. *                                                      1,145                  16,912
Emcore Corp. *                                                           1,371                  18,440
ESS Technology, Inc. * (a)                                               1,656                  35,207
Exar Corp. *                                                             2,032                  42,367
GlobespanVirata, Inc.                                                    5,786                  74,929
Integrated Silicon Solution, Inc. *                                      1,403                  17,173
Intergrated Electrical Services, Inc. (a)                                2,442                  12,503
JNI Corp. *                                                              1,465                  12,174
Kopin Corp.                                                              3,558                  49,812
Kulicke & Soffa Industries, Inc. (a)                                     2,781                  47,694
LTX Corp. * (a)                                                          2,601                  54,465
Mattson Technology, Inc. (a)                                             1,708                  15,047
MEMC Electronic Materials, Inc. (a)                                      2,986                  10,600
Microsemi Corp. *                                                        1,521                  45,174
MIPS Technologies, Inc., Class A (a)                                     2,373                  20,503
MKS Instruments, Inc.                                                    1,205                  32,571
Oak Technology, Inc. (a)                                                 2,736                  37,620
Pericom Semiconductor Corp.                                              1,202                  17,429
Phoenix Technology, Ltd. *                                               1,404                  16,343

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
SEMICONDUCTORS - CONTINUED

Photronics, Inc. * (a)                                                   1,413                 $44,298
Pioneer Standard Electronics, Inc. (a)                                   1,714                  21,768
PLX Technology, Inc.                                                       912                  11,500
Power Integrations, Inc. *                                               1,492                  34,077
PRI Automation, Inc.                                                     1,220                  24,949
Rambus, Inc. * (a)                                                       4,513                  36,059
Rudolph Technologies, Inc. * (a)                                           530                  18,190
Sage, Inc. *                                                               697                  25,838
Silicon Image, Inc.                                                      3,387                  12,735
Silicon Laboratories, Inc. * (a)                                           457                  15,405
Siliconix, Inc. *                                                          315                   8,637
Sipex Corp. (a)                                                          1,350                  17,347
Therma-Wave, Inc. *                                                        928                  13,846
Three-Five Systems, Inc. (a)                                             1,349                  21,463
TranSwitch Corp. *                                                       5,439                  24,475
Triquint Semiconductor, Inc. *                                           7,013                  85,979
Ultratech Stepper, Inc. *                                                1,286                  21,245
Varian Semiconductor Equipment, Inc. *                                   1,753                  60,636
Veeco Instruments, Inc. * (a)                                            1,537                  55,409
Xicor, Inc. *                                                            1,099                  12,199
Zoran Corp. *                                                              961                  31,367
                                                                                           -----------
                                                                                             1,433,002

SOFTWARE - 2.63%

Acclaim Entertainment, Inc. * (a)                                        2,997                  15,884
Activision, Inc. *                                                       1,839                  47,832
Actuate Corp. *                                                          2,390                  12,595
ANSYS, Inc. *                                                              882                  21,741
Aremissoft Corp. *                                                         677                     663
Ascential Software Corp. *                                              14,471                  58,608
Avocent Corp.                                                            2,375                  57,594
Aware, Inc. *                                                            1,864                  15,471
Borland Software Corp. *                                                 2,772                  43,410
Caminus Corp. (a)                                                          603                  13,869
Centra Software, Inc. * (a)                                              1,599                  12,792
CIBER, Inc. *                                                            3,112                  29,408
Cognizant Technology Solutions Corp., Class A *                            418                  17,130
Commerce One, Inc. (a)                                                  15,293                  54,596
Computer Network Technology Corp. * (a)                                  1,736                  30,883
Convera Corp., Class A *                                                 2,597                   8,700
Covansys Corp. *                                                         1,290                  11,545
Dendrite International, Inc. * (a)                                       1,674                  23,486
Direct Focus, Inc. * (a)                                                 1,654                  51,605
Docent, Inc. * (a)                                                       1,651                   5,234
Documentum, Inc. *                                                       2,052                  44,569
Embarcadero Tech, Inc. * (a)                                               656                  15,875
Entegris, Inc. *                                                         2,034                  22,293
Epiq Systems, Inc. * (a)                                                   340                   6,579
EXE Technologies, Inc. * (a)                                             2,330                  11,860
Fair Issac & Company, Inc. *                                               966                  60,877
Hyperion Solutions Corp. *                                               1,819                  36,125
I Many, Inc. *                                                           2,073                  20,004
Imation Corp. *                                                          1,877                  40,506
Industries International, Inc. *                                         1,702                  12,425
InfoUSA, Inc. *                                                          2,114                  14,671
Interactive Intelligence, Inc. *                                         1,310                   9,105
JDA Software Group, Inc. *                                               1,164                  26,015
Kana Software, Inc. *                                                      191                   3,717
Keane, Inc.                                                              2,878                  51,890
Manhattan Associates, Inc. * (a)                                           864                  25,186
Mapinfo Corp. *                                                            944                  14,811
Matrixone, Inc.                                                          2,023                  26,279
MCSi, Inc. (a)                                                             831                  19,487
Metasolv, Inc.                                                           1,649                  12,960
Micro General Corp. *                                                      603                  $8,267
Midway Games, Inc. * (a)                                                 1,437                  21,569
MRO Software, Inc. * (a)                                                   952                  22,258
MSC Software Corp.                                                       1,459                  22,760
Netegrity, Inc. *                                                        1,371                  26,543
Netscout Systems, Inc. (a)                                               1,320                  10,441
NMS Communications Corp. (a)                                             2,684                  12,937
Novadigm, Inc. *                                                         1,049                   9,955
Novell, Inc. *                                                          19,006                  87,238
Numerical Technologies, Inc. *                                           1,102                  38,790
NYFIX, Inc. * (a)                                                        1,334                  26,707
Onyx Software Corp. (a)                                                  2,573                  10,035
OTG Software, Inc. (a)                                                   1,305                  13,050
Plato Learning, Inc.                                                       876                  14,550
Pomeroy Computer Resources, Inc. *                                         538                   7,263
Progress Software Corp. *                                                1,549                  26,767
Proquest Company *                                                         741                  25,127
Puma Technology, Inc.                                                    2,134                   5,506
Red Hat, Inc. *                                                          1,410                  10,011
Roxio, Inc. *                                                            1,071                  17,725
Saba Software, Inc. (a)                                                  1,568                   8,185
Secure Computing Corp. *                                                 1,674                  34,401
Seebeyond Technology Corp. * (a)                                         1,854                  17,984
Selectica, Inc. *                                                          933                   5,645
Serena Software, Inc. *                                                    846                  18,392
Speechworks International, Inc. (a)                                      1,501                  16,886
SPSS, Inc. *                                                               570                  10,117
Starbase Corp. *                                                         3,345                   2,275
Take-Two Interactive Software, Inc. * (a)                                2,104                  34,022
The 3DO Company * (a)                                                    1,587                   3,301
Transaction Systems Architects, Inc., Class A                            2,217                  27,180
Viewpoint Corp.                                                          2,692                  18,333
                                                                                           -----------
                                                                                             1,622,500

STEEL - 0.36%

Bethleham Steel Corp.                                                    5,028                   2,263
Carpenter Technology Corp. *                                             1,074                  28,590
Pitt DesMoines Inc. *                                                      260                   8,060
Quanex Corp. *                                                             777                  21,989
Reliance Steel & Aluminum Company                                        1,332                  34,965
Ryerson Tull, Inc.                                                       1,332                  14,652
Steel Dynamics, Inc. *                                                   1,336                  15,511
Texas Industries, Inc. *                                                 1,129                  41,660
Worthington Industries, Inc. *                                           3,677                  52,213
                                                                                           -----------
                                                                                               219,903

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.31%

Adelphia Business Solutions, Inc. *                                      2,037                   1,182
ADTRAN, Inc. *                                                           1,200                  30,624
Andrew Corp. *                                                           4,352                  95,265
Arris Group, Inc. *                                                      2,724                  26,586
Aspect Communications, Inc. *                                            2,903                  11,264
Boston Communications Group, Inc. * (a)                                  1,100                  12,485
Carrier Access Corp. *                                                     776                   2,266
Choice One Communications, Inc. * (a)                                      822                   2,877
Commonwealth Telephone Enterprises, Inc. (a)                               569                  25,890
Commscope, Inc. *                                                        2,720                  57,854
Copper Mountain Networks, Inc. *                                         2,384                   4,029
CT Communications, Inc. *                                                1,039                  17,154
Digital Lightwave, Inc. *                                                  802                   7,523
Ditech Communications Corp. *                                            1,215                   7,314
General Communication, Inc. *                                            2,120                  18,084
Ibasis, Inc. (a)                                                         1,720                   2,253
IDT Corp. (a)                                                            2,242                  43,741

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES- CONTINUED

Impsat Corp. *                                                           1,796                    $314
InterDigital Communication Corp. * (a)                                   2,984                  28,945
Intrado, Inc.                                                              637                  17,072
ITC DeltaCom, Inc. (a)                                                   2,971                   2,585
Leap Wireless International, Inc. (a)                                    1,803                  37,809
Mastec, Inc. *                                                           1,936                  13,455
MRV Communications, Inc. (a)                                             4,611                  19,551
New Focus, Inc. * (a)                                                    3,224                  12,283
Newport Corp. (a)                                                        1,809                  34,878
Ntelos, Inc. (a)                                                         1,097                  16,993
Performance Technologies, Inc.                                             531                   7,073
Plantronics, Inc. * (a)                                                  1,933                  49,562
Powerwave Technologies, Inc. * (a)                                       3,194                  55,192
Price Communications Corp. (a)                                           2,589                  49,424
SBA Communications Corp. * (a)                                           2,167                  28,214
Symmetricom, Inc. *                                                      1,664                  12,663
Terayon Communication Systems, Inc. * (a)                                3,286                  27,178
Tollgrade Communications, Inc. *                                           722                  24,079
                                                                                           -----------
                                                                                               803,661

TELEPHONE - 0.19%

AT&T Latin America Corp. *                                               2,247                   2,651
Centennial Communications Corp., Class A                                   752                   7,700
Conestoga Enterprises, Inc. *                                              537                  17,157
Dobson Communications Corp., Class A * (a)                               1,677                  14,322
Harmonic, Inc.                                                           2,987                  35,904
Hickory Tech Corp.                                                         719                  12,187
North Pittsburgh Systems, Inc. *                                           951                  17,594
Rural Cellular Corp., Class A                                              488                  10,858
XO Communications, Inc., Class A (a)                                    10,772                   1,034
                                                                                           -----------
                                                                                               119,407

TIRES & RUBBER - 0.24%

Bandag, Inc.                                                               628                  21,829
Carlisle Companies, Inc. * (a)                                           1,592                  58,872
Cooper Tire & Rubber Company *                                           3,339                  53,291
Myers Indiana, Inc.                                                      1,046                  14,278
                                                                                           -----------
                                                                                               148,270

TOBACCO - 0.21%

Dimon, Inc.                                                              2,258                  16,258
Schweitzer Mauduit International, Inc. *                                   799                  18,976
Standard Commercial Corp. *                                                663                  10,939
Universal Corp., Virginia *                                              1,394                  50,756
Vector Group, Ltd. * (a)                                                   959                  31,503
                                                                                           -----------
                                                                                               128,432

TOYS, AMUSEMENTS & SPORTING GOODS - 0.06%

Jakks Pacific, Inc. *                                                    1,069                  20,258
Russ Berrie & Company, Inc.                                                493                  14,790
                                                                                           -----------
                                                                                                35,048

TRANSPORTATION - 0.21%

Alexander & Baldwin, Inc. *                                              2,133                  56,951
Heartland Express, Inc. *                                                  745                  20,689
Overseas Shipholding Group, Inc. (a)                                     1,580                  35,550
RailAmerica, Inc. (a)                                                    1,126                  16,282
                                                                                           -----------
                                                                                               129,472

TRAVEL SERVICES - 0.03%

Pegasus Systems, Inc. *                                                  1,478                  20,988
                                                                                           -----------

TRUCKING & FREIGHT - 0.89%

Airborne, Inc. *                                                         2,571                  38,128
Arkansas Best Corp. *                                                    1,075                  30,981
EGL, Inc. * (a)                                                          1,974                  27,537
Forward Air Corp.                                                          930                  31,546
Kirby Corp.                                                                955                 $26,310
Knight Transportation, Inc. *                                            1,031                  19,353
Landstar Systems, Inc. * (a)                                               462                  33,500
Midwest Express Holdings, Inc.                                           1,028                  15,009
Pittston Brinks Group *                                                  2,889                  63,847
Roadway Express, Inc. *                                                    572                  20,992
Ryder Systems, Inc.                                                      2,757                  61,067
Swift Transportation, Inc. (a)                                           3,112                  66,939
U.S. Freightways Corp. *                                                 1,407                  44,180
Werner Enterprises, Inc. *                                               1,519                  36,912
Yellow Corp. *                                                           1,348                  33,835
                                                                                           -----------
                                                                                               550,136

TOTAL COMMON STOCK
(Cost: $42,168,436)                                                                        $43,567,816
                                                                                           -----------

                                                                       PRINCIPAL
                                                                         AMOUNT               VALUE
                                                                         ------               -----
SHORT TERM INVESTMENTS - 20.86%

Navigator Securities Lending Trust, 2.25%                            $12,148,812           $12,148,812
United States Treasury Bills, zero coupon due 01/31/2002 ****            600,000               599,196
    1.91% due 02/21/2002 ****                                            100,000                99,729
                                                                                           -----------
                                                                                           $12,847,737

                                                                       PRINCIPAL
                                                                         AMOUNT               VALUE
                                                                         ------               -----
REPURCHASE AGREEMENTS - 8.41%

Repurchase Agreement with State Street Corp., dated
   12/31/2001 at 1.53%, to be repurchased at $5,183,441 on
   1/2/2002, collateralized by $4,930,000 U.S. Treasury
   Bond 6.25% due 8/15/2023 (valued at $5,287,425, including
   interest) and $5,000 U.S. Treasury Bill zero coupon due
   5/2/2002 (valued at $4,970, including interest).                   $5,183,000            $5,183,000
                                                                                           -----------
TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
(Cost: $60,199,173)                                                                        $61,598,553
                                                                                           ===========

INTERNATIONAL INDEX TRUST

                                                                        SHARES                VALUE
                                                                        ------                -----
COMMON STOCK - 90.46%

AUSTRALIA - 3.35%

Amcor, Ltd.                                                              4,889                 $17,892
AMP Diversified Property Trust                                           2,541                   3,356
AMP, Ltd.                                                                7,618                  71,903
Aristocrat Leisure, Ltd. *                                               2,388                   8,067
Austrailia Gas & Light Company, Ltd.                                     2,011                   9,349
Australia & New Zealand Bank Group                                      10,567                  96,324
Australian Stock Exchange, Ltd.                                            957                   5,535
BHP, Ltd. (a)                                                           28,092                 150,978
Boral, Ltd.                                                              3,206                   5,399
Brambles Industries, Ltd. *                                              6,841                  36,416
BRL Hardy, Ltd.                                                          1,352                   7,647
Coca-Cola Amatil, Ltd.                                                   5,903                  18,071

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
AUSTRALIA - CONTINUED

Cochlear, Ltd.                                                             294                  $6,847
Coles Myer, Ltd.                                                         6,604                  28,394
Commonwealth Bank of Australia                                           8,828                 135,287
Computershare, Ltd.                                                      3,053                   8,251
CSL, Ltd. *                                                              1,235                  32,549
CSR, Ltd.                                                                6,829                  23,734
David Jones, Ltd.                                                        2,251                   1,360
Deutsche Office Trust *                                                  6,793                   4,624
ERG Limited                                                              3,508                     988
Fosters Brewing Group * (a)                                             14,247                  35,441
Futuris Corp., Ltd.                                                      8,604                   8,147
Gandel Retail Trust                                                      7,126                   4,249
General Property Trust                                                  12,896                  18,680
Goodman Fielder, Ltd.                                                    7,242                   5,115
Hanson PLC *                                                               387                   2,595
Harvey Norman Holding, Ltd.                                              2,506                   5,195
Iluka Resources *                                                        1,222                   2,783
James Hardie Industries NV *                                             2,344                   7,190
John Fairfax Holdings, Ltd.                                              2,513                   4,943
Leighton Holdings                                                        1,493                   7,909
Lend Lease Corp.                                                         3,191                  21,315
M.I.M Holdings, Ltd. *                                                  17,863                  10,423
Macquarie Bank, Ltd. *                                                   1,620                  31,055
Macquarie Infrastructure Group                                          10,637                  19,056
Mayne Nickless, Ltd.                                                     4,868                  17,143
Mirvac Group                                                             3,427                   6,788
National Australia Bank, Ltd. (a)                                       11,650                 189,983
Newcrest Mining *                                                        1,366                   2,895
News Corp., Ltd. *                                                      13,088                 104,653
Normandy Mining, Ltd.                                                    9,968                   9,235
NRMA Insurance Group, Ltd.                                               8,843                  14,122
OneSteel, Ltd. *                                                         2,567                   1,451
Orica, Ltd.                                                              3,066                  11,315
Origin Energy, Ltd.                                                      6,909                   9,976
Pacific Dunlop, Ltd. *                                                   5,242                   2,764
PaperlinkX, Ltd.                                                         1,451                   3,618
QBE Insurance Group, Ltd. (a)                                            4,591                  18,047
Rio Tinto, Ltd. *                                                        2,490                  47,419
Santos, Ltd. *                                                           5,110                  16,216
Sonic Healthcare, Ltd. *                                                 1,125                   4,607
Sons Of Gwalia, Ltd. (a)                                                   670                   2,569
Southcorp, Ltd. *                                                        4,942                  19,098
Stockland Trust Group *                                                  6,279                  13,884
Suncorp-Metway, Ltd. *                                                   2,926                  21,012
TABCORP Holdings, Ltd.                                                   3,131                  15,770
Telstra Corp. *                                                         24,159                  67,270
Transurban Group                                                         2,877                   6,440
Wesfarmers, Ltd. *                                                       2,445                  38,783
Westfield Holdings                                                       2,583                  22,283
Westfield Trust *                                                       12,952                  22,965
Westpac Banking Corp., Ltd.                                             12,115                  97,698
WMC, Ltd. *                                                              8,502                  41,659
Woodside Petroleum, Ltd. *                                               3,336                  22,866
Woolworths, Ltd. *                                                       6,900                  39,697
                                                                                           -----------
                                                                                             1,749,293

AUSTRIA - 0.13%

Austria Tabakwerke AG *                                                     24                   1,744
Axis Vermoegensverwal Tungs *                                               14                       0
Best Water Technology AG *                                                  93                   2,028
Bohler Uddeholm AG                                                          52                   2,082
Erste Bank AG *                                                            150                   7,971
Flughafen Wien AG                                                          119                   3,178
Mayr Melnhof Karto                                                          68                   3,218
Oesterreichische Elektrizitaets AG, Class A * (a)                          174                 $13,011
OMV AG * (a)                                                               192                  16,086
RHI AG                                                                      94                     611
Telekom Austria AG                                                       1,150                   9,530
VA Technologie AG                                                           71                   1,560
Wienerberger Baustoffindustrie AG (a)                                      392                   5,496
                                                                                           -----------
                                                                                                66,515

BELGIUM - 0.88%

Agfa Gevaert NV *                                                          791                  10,695
Barco NV                                                                    70                   2,455
Bekaert SA                                                                 127                   4,892
Colruyt SA                                                                 221                   9,639
Compagnie Maritime Belge SA *                                               42                   1,924
Delhaize-Le Lion SA                                                        546                  28,408
Dexia *                                                                  2,155                  30,980
Electrabel SA                                                              335                  69,779
Fortis *                                                                 4,523                 117,362
Goupe Bruxelles Lam *                                                      775                  40,737
Interbrew                                                                1,000                  27,372
KBC Bancassurance Holding NV *                                           1,000                  33,559
SA D'Ieteren Trading *                                                      31                   5,105
Solvay SA                                                                  476                  28,664
UCB SA                                                                   1,010                  40,880
Union Miniere SA (a)                                                       145                   5,711
                                                                                           -----------
                                                                                               458,162

DENMARK - 0.70%

AS Dampskibsselskabet Svendborg                                              2                  18,200
AS Det Ostasiatiske Kompagni *                                             100                   2,239
Bang & Olufsen AS, Series B *                                              100                   2,335
Carlsberg AS, B Shares (a)                                                 200                   8,358
D/S 1912 * (a)                                                               3                  20,475
Danisco AS                                                                 400                  14,320
Danske Bank AS *                                                         5,000                  80,222
FLS Industries AS, Series B                                                300                   2,532
GN Store Nord AS *                                                         823                   4,927
Group 4 Falck AS                                                           100                  11,195
H. Lundbeck AS                                                             338                   8,701
ISS International AS *                                                     300                  14,763
Navision Software                                                          200                   5,364
NKT Holding                                                                100                   1,287
Novo Nordisk AS *                                                        2,177                  89,016
Novozymes AS, Series B                                                     426                   8,595
Tele Danmark AS                                                          1,100                  39,183
Topdanmark AS *                                                            200                   4,670
Vestas Wind Systems                                                        600                  16,380
William Demant Holdings * (a)                                              600                  15,589
                                                                                           -----------
                                                                                               368,351

FINLAND - 2.28%

Amer Group, Ltd. *                                                         300                   7,878
Asko Oyj                                                                   200                   3,338
Fortum Corp.                                                             1,400                   5,919
Instrumentarium Corp. *                                                    300                  12,551
Kesko Oyj                                                                  500                   4,584
Kone Corp., Series B *                                                     200                  14,776
Metra Oyj - B Shares                                                       200                   3,703
Nokia AB Oyj                                                            36,255                 934,608
Orion, Series B *                                                          100                   1,789
Outokumpu Oyj *                                                            700                   7,384
Oyj Hartwall ABP                                                           400                   8,154
Pohjola Insurance Group, Series B *                                        200                   3,534
Rautaruukki Oy                                                             800                   2,920
Sampo Oyj, A Shares                                                      2,000                  15,667
Sonera Oyi *                                                             4,800                  24,312

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
FINLAND - CONTINUED

Stora Enso Oyj                                                           4,559                 $58,357
Tieto Corp. * (a)                                                          681                  18,034
UPM-Kymmene Oyj *                                                        1,700                  56,369
Valmet Rauma *                                                             800                   8,403
                                                                                           -----------
                                                                                             1,192,280

FRANCE - 8.51%

Accor SA *                                                               1,331                  48,375
Air France *                                                               321                   4,698
Air Liquide *                                                               36                   5,044
Alcatel SA                                                               7,861                 134,351
Alstom *                                                                 1,293                  14,376
Altran Technologies                                                        277                  12,513
Atos Origin SA *                                                            63                   4,125
Aventis SA                                                               5,047                 358,284
AXA *                                                                   10,969                 229,162
BNP Paribas SA                                                           2,876                 257,287
Bouygues SA *                                                            1,275                  41,766
Business Objects SA *                                                      299                   9,994
Cap Gemini SA *                                                            779                  56,237
Carrefour *                                                              4,057                 210,902
Casino Guich Perrachon SA (a)                                              464                  35,789
Castorama Dubois Investissemnt SA *                                        213                  10,968
Club Mediterranee SA                                                       101                   3,686
Compagnie de Staint-Gobain                                                 547                  82,532
CSF Thomson * (a)                                                          751                  25,904
Dassault Systemes SA *                                                     472                  22,688
Essilor International                                                      600                  18,132
France Telecom, ADS (a)                                                  2,755                 110,111
Groupe Danone                                                              963                 117,438
Imerys *                                                                    91                   8,732
L'Air Liquide SA *                                                         516                  72,297
L'Oreal SA                                                               2,918                 210,134
Lafarge SA                                                                 494                  46,128
Lafarge SA *                                                               366                  34,176
Lagardere S.C.A. *                                                         874                  36,566
LVMH Moet Hennessy (a)                                                   1,984                  80,709
Michelin (CGDE)-B                                                          761                  25,098
Pechiney SA                                                                579                  29,841
Pernod-Ricard SA *                                                         319                  24,704
Peugoet SA                                                               1,701                  72,300
Pinault-Printemps-Redoute (a)                                              613                  78,903
Publicis Groupe SA                                                         930                  24,628
Renault Regie Nationale SA                                                 660                  23,271
Sagem SA *                                                                 214                  13,096
Sanofi-Synthelabo SA                                                     3,040                 226,768
Schneider Electric SA *                                                  1,028                  49,414
Societe BIC SA                                                             435                  14,854
Societe Eurafrance SA                                                       24                   1,366
Societe Generale *                                                       2,524                 141,208
Societe Generale d'Enterprises SA (a)                                      492                  28,839
Sodexho Alliance                                                           930                  39,745
Suez SA (a)                                                              6,568                 198,781
Technip SA                                                                  90                  12,017
Television Francaise 1 (T.F.1)                                             566                  14,304
Thomson Multimedia (a)                                                     550                  16,891
TotalFinaElf SA, B Shares *                                              4,739                 676,635
Unibail SA *                                                               273                  13,864
Usinor SA (a)                                                            1,373                  17,172
Valeo *                                                                    468                  18,663
Vivendi Universal SA *                                                   6,888                 377,078
Zodiac SA *                                                                 29                   5,264
                                                                                           -----------
                                                                                             4,447,808

GERMANY - 6.12%

Adidas-Salomon AG *                                                        300                 $22,512
Aixtron AG                                                                 200                   4,531
Allianz AG Holding (a)                                                   1,200                 284,136
Altana AG *                                                                400                  19,939
BASF AG *                                                                3,900                 144,939
Bayer AG *                                                               4,600                 146,590
Bayerische Hypo-Und Vereinsbank AG *                                     3,148                  96,171
Beiersdorf AG *                                                            400                  45,398
Boss Hugo AG                                                               500                  10,655
Buderus AG                                                                 400                  11,002
Continental AG                                                             700                   9,253
DaimlerChrysler AG *                                                     6,400                 275,448
Deutsche Bank AG NPV *                                                   3,900                 275,644
Deutsche Lufthansa AG *                                                  1,800                  23,762
Deutsche Post AG *                                                       2,000                  26,687
Deutsche Telekom AG *                                                   14,600                 250,826
Douglas Holding AG *                                                       200                   5,519
Epcos AG *                                                                 400                  19,761
Fresenius Medical                                                          500                  30,933
Gehe AG * (a)                                                              400                  15,489
Heidelberg Zement                                                          400                  19,227
Infineon Technologies AG *                                               2,000                  40,858
Kamps AG *                                                                 500                   4,006
Karstadt Quelle AG                                                         500                  19,761
Linde AG                                                                   700                  28,351
MAN AG * (a)                                                               600                  12,685
Merck & Company, Inc. *                                                    800                  29,546
Metro AG *                                                               1,200                  42,567
MLP AG *                                                                   300                  21,847
Preussag AG *                                                            1,300                  31,938
ProSieben Sat.1 Media AG * (a)                                             950                   4,862
RWE AG                                                                   3,200                 120,206
SAP AG *                                                                 1,600                 208,366
Schering AG *                                                            1,300                  68,969
SGL Carbon AG                                                              100                   2,007
Siemens AG NPV * (a)                                                     6,150                 407,023
Software AG Darmst *                                                       100                   3,828
Thyssen Krupp AG                                                         3,100                  45,228
VEBA AG *                                                                4,900                 253,766
Volkswagen AG *                                                          2,000                  93,466
WCM Beteilgungs & Grundbesitz AG (a)                                     1,700                  18,462
                                                                                           -----------
                                                                                             3,196,164

GREECE - 0.32%

Alpha Bank                                                               1,100                  19,603
Attica Enterprises Holding SA *                                            700                   3,166
Bank Of Piraeus                                                            800                   7,107
Coca Cola Hell Bot                                                         700                  10,094
Commercial Bank of Greece                                                  500                  16,512
EFG Eurobank Ergas *                                                       800                  11,123
Hellenic Petroleum                                                         400                   2,478
Interamerican SA                                                           300                   1,068
Intracom                                                                   500                   6,409
National Bank Of Greece *                                                1,500                  35,677
Ote Hellenic Telecom                                                     2,000                  32,580
Panafon Hellenic Telecom SA *                                            1,500                   7,744
Titan Cement Company *                                                     300                  10,671
Viohalco                                                                   400                   3,262
                                                                                           -----------
                                                                                               167,494

HONG KONG - 1.58%

ASM Pacific Technology, Ltd.                                             2,000                   3,937
Bank of East Asia *                                                     10,000                  21,545
Cathay Pacific Airways *                                                10,000                  12,824
Cheung Kong Holdings, Ltd.                                               7,000                  72,713

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
HONG KONG - CONTINUED

CLP Holdings, Ltd.                                                      16,400                 $62,569
Esprit Holdings, Ltd.                                                    6,000                   6,771
Giordano International, Ltd. *                                           8,000                   3,539
Hang Seng Bank, Ltd. *                                                   7,100                  78,077
Henderson Land Development *                                             7,000                  31,868
Hong Kong & China Gas Company, Ltd. *                                   35,900                  44,197
Hong Kong Electric Holdings, Ltd. *                                      4,500                  16,736
Hong Kong Exchange & Clearing, Ltd.                                      4,000                   6,079
Hutchison Whampoa, Ltd. *                                               18,800                 182,027
Hysan Development Company, Ltd.                                          6,000                   6,040
Johnson Electronic Holdings, Ltd.                                       19,000                  19,980
Li & Fung, Ltd. *                                                       14,000                  15,710
MTR Corp.                                                                3,500                   4,578
New World Development Company (a)                                       12,000                  10,465
Pacific Century CyberWorks, Ltd. (a)                                    71,920                  19,830
Shangri-La Asia, Ltd. *                                                 18,000                  14,081
Sino Land Company, Ltd.                                                 22,000                   8,746
South China Morning Post, Ltd.                                          10,000                   6,284
Sun Hung Kai Properties, Ltd. *                                         11,000                  88,872
Swire Pacific, Ltd., Class A                                            10,500                  57,228
Wharf Holdings                                                          12,000                  29,316
                                                                                           -----------
                                                                                               824,012

IRELAND - 0.28%

Allied Irish Banks                                                       1,715                  19,846
Bank of Ireland *                                                        7,450                  69,101
CRH PLC                                                                    107                   1,889
DCC PLC                                                                    100                   1,073
Eircom PLC                                                               1,100                   1,332
Elan Corp. *                                                               597                  27,634
Greencore Group                                                          1,100                   2,742
Independent News & Media PLC *                                             520                     972
Iona Technologies *                                                        100                   2,070
Irish Life & Permanent PLC - EUR                                           200                   2,029
Kerry Group *                                                              200                   2,430
Ryanair Holdings PLC *                                                   1,400                   8,848
Smurfit Jefferson                                                        3,400                   7,415
Waterford Wedgewood *                                                      700                     548
                                                                                           -----------
                                                                                               147,929

ITALY - 3.38%

Alitalia Linee (a)                                                       9,000                   8,027
Alleanza Assicuraz                                                         500                   5,497
Arnoldo Mondadori Editore SPA (a)                                        1,400                   8,848
Assicurazioni Generali SPA *                                             8,075                 224,264
Autogrill SPA *                                                          1,500                  13,900
Autostrade SPA * (a)                                                     7,300                  50,685
Banca Di Roma SPA * (a)                                                  9,000                  17,825
Banca Fideuram SPA *                                                       650                   5,202
Banca Naz Del Lavoro (a)                                                 2,000                   4,050
Banca Popolare di Milano (a)                                             1,500                   5,234
Benetton Group SPA (a)                                                   1,000                  11,323
Bipop-Carire SPA (a)                                                    12,250                  20,282
Bulgari SPA                                                              1,750                  13,584
Enel SPA                                                                20,500                 115,510
Eni SPA (a)                                                             23,700                 297,040
Fiat SPA                                                                   500                   5,145
Fiat SPA *                                                               2,200                  35,289
Fiat SPA * (a)                                                             600                   6,623
Gruppo Editoriale L'Espresso SPA * (a)                                   1,900                   5,683
IntesaBci SPA (a)                                                       29,250                  73,164
IntesaBci SPA - Non convertible                                          4,500                   8,051
Italcementi SPA * (a)                                                    1,500                  11,750
Italgas SPA * (a)                                                        2,550                  23,925
La Rinascente SPA (a)                                                    2,500                   8,701
Luxottica Group SPA                                                        600                  $9,843
Mediaset SPA * (a)                                                       5,100                  37,271
Mediobanca SPA * (a)                                                     3,950                  44,232
Mediolanum SPA *                                                           600                   5,405
Parmalat Finanz (a)                                                      3,900                  10,519
Pirelli SPA                                                             11,000                  19,290
RAS SPA (a)                                                              3,700                  43,574
San Paolo-IMI SPA (a)                                                    7,900                  84,738
Seat Pagine Gialle SPA                                                  32,500                  26,239
Snia SPA * (a)                                                           3,000                   4,032
Societa Assicuratrice Industriale                                           25                     313
Telecom Italia Mobile SPA (a)                                           30,000                 167,437
Telecom Italia SPA                                                      20,650                 176,463
Telecom Italia SPA-RNC * (a)                                             8,650                  46,199
Tiscali SPA *                                                            1,029                   9,325
UniCredito Italiano SPA * (a)                                           25,750                 103,375
                                                                                           -----------
                                                                                             1,767,857

JAPAN - 17.85%

Acom Company (a)                                                           700                  51,027
Advantest Corp. *                                                          600                  33,982
Aeon Credit Service Company, Ltd.                                          100                   5,725
Aiful Corp. *                                                              250                  16,182
Ajinomoto Company, Inc.                                                  4,000                  39,081
Alps Electric Company *                                                  1,000                   6,793
Amada Company, Ltd. *                                                    2,000                   7,938
Amano Corp.                                                              1,000                   5,992
Anritsu Corp. *                                                          1,000                   8,038
Aoyama Trading Company                                                     400                   3,817
Asahi Breweries, Ltd. (a)                                                3,000                  26,998
Asahi Glass Company *                                                    7,000                  41,409
Asahi Kasei Corp.                                                       10,000                  35,112
ASATSU-DK, Inc. *                                                          300                   5,862
Ashikaga Bank, Ltd.                                                      4,000                   3,664
Autobacs Seven Company *                                                   200                   4,656
Avex, Inc.                                                                 100                   2,977
Bank of Yokohama, Ltd. (a)                                               7,000                  24,418
Benesse Corp.                                                              600                  15,571
Bridgestone Corp.                                                        5,000                  52,935
Canon, Inc.                                                              6,000                 206,549
Capcom Company, Ltd.                                                       100                   2,649
Casio Computer Company *                                                 2,000                   8,671
Central Japan Railway Company *                                             11                  71,201
Chichibu Onoda Cement                                                    5,000                   7,595
Chubu Electric Power Company, Inc. (a)                                   2,500                  45,035
Chugai Pharmaceutical Company * (a)                                      2,000                  23,189
Chuo Trust & Banking (a)                                                 5,000                   4,961
Citizen Watch Company                                                    2,000                   9,969
Credit Saison Company, Ltd.                                              1,000                  19,464
CSK Corp. *                                                                600                  14,060
Dai Nippon Printing Company, Ltd.                                        5,000                  49,996
Daicel Chemical Industries, Ltd.                                         2,000                   5,877
Daiei, Inc. (a)                                                          4,000                   2,259
Daifuku Company                                                          1,000                   4,045
Daiichi Pharmaceutical Company                                           2,000                  38,928
Daikin Industries, Ltd.                                                  2,000                  31,372
Daimaru, Inc.                                                            2,000                   8,045
Dainippon Ink & Chemicals, Inc.                                          6,000                   8,564
Dainippon Screen Company, Ltd.                                           1,000                   3,145
Daito Trust Construction Company                                           800                  12,243
Daiwa Bank Holdings, Inc. * (a)                                         12,000                   7,511
Daiwa House Industry Company, Ltd.                                       4,000                  22,838
Daiwa Securities Group, Inc. *                                           9,000                  47,332
Denki Kagaku Kogyo Kabushiki Kaisha *                                    3,000                   6,961

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
JAPAN - CONTINUED

Denso Corp.                                                              4,800                 $63,604
East Japan Railway *                                                        25                 120,792
Ebara Corp. *                                                            2,000                  12,060
Eisai Company *                                                          2,000                  49,767
Fanuc, Ltd.                                                                900                  38,333
Fast Retailing Company                                                     200                  17,800
Fuji Machine Manufacturers Company, Ltd. *                                 300                   3,916
Fuji Photo Film Company *                                                3,000                 107,167
Fuji S Ware ABC                                                            200                   7,969
Fuji Television Network, Inc.                                                2                   8,076
Fujikura, Ltd.                                                           2,000                   7,511
Fujisawa Pharmaceutical Company, Ltd.                                    1,000                  23,052
Fujitsu, Ltd.                                                           13,000                  94,665
Furukawa Electric Company, Ltd. *                                        4,000                  21,250
Gunma Bank *                                                             3,000                  13,739
Gunze, Ltd. *                                                            2,000                   7,236
Hankyu Department Stores *                                               1,000                   6,015
Hirose Electric Company, Ltd.                                              200                  13,633
Hitachi Zosen Corp. *                                                    6,000                   2,794
Hitachi, Ltd. *                                                         21,000                 153,881
Hokuriku Bank                                                            4,000                   4,366
Honda Motor Company *                                                    4,600                 183,635
House Food Corp.                                                         1,000                   8,205
Hoya Corp.                                                                 700                  41,837
Isetan Company, Ltd.                                                     2,000                  20,502
Ishihara Sangyo                                                          2,000                   2,809
Ishikawajima Har                                                         9,000                  14,014
Ito-Yokado Company, Ltd. *                                               3,000                 135,562
Itochu Corp.                                                             9,000                  20,334
Itochu Techno-Science Corp.                                                100                   4,137
Japan Air Lines Company                                                  6,000                  14,381
Japan Energy Corp. * (a)                                                 8,000                   8,976
Japan Tobacco, Inc. *                                                        8                  50,378
JGC Corp.                                                                1,000                   7,381
JSR Corp.                                                                1,000                   6,709
Jusco Company                                                            2,000                  45,187
Kajima Corp. *                                                           7,000                  19,021
Kamigumi Company                                                         2,000                   8,213
Kanebo                                                                   3,000                   4,580
Kaneka Corp.                                                             3,000                  18,296
Kansai Electric Power Company                                            6,100                  87,396
Kao Corp.                                                                4,000                  83,200
Katokichi Company *                                                        300                   4,786
Kawasaki Heavy Industries                                                8,000                   7,328
Kawasaki Kisen                                                           3,000                   4,007
Kawasaki Steel Corp.                                                    22,000                  22,334
Keihin Electric Express Railway Company, Ltd. (a)                        3,000                  11,358
Keyence Corp.                                                              200                  33,265
Kikkoman Corp. *                                                         1,000                   5,412
Kinden Corp.                                                             2,000                   9,358
Kinki Nippon Railway                                                    14,000                  44,882
Kirin Brewery Company, Ltd.                                              7,000                  50,065
Kokuyo Company                                                           1,000                   8,396
Komatsu                                                                  7,000                  25,059
Komori Corp.                                                             1,000                  11,289
Konami Company                                                             700                  20,785
Konica Corp.                                                             2,000                  11,770
Koyo Seiko Company *                                                     1,000                   3,526
Kubota Corp.                                                             8,000                  21,006
Kuraray Company                                                          3,000                  19,166
Kurita Water Industries                                                  1,000                  12,419
Kyocera Corp.                                                            1,200                  78,315
Kyowa Exeo Corp.                                                         1,000                   5,946
Kyowa Hakko Kogyo                                                        3,000                 $14,243
Kyushu Electric Power                                                      800                  11,529
Lawson, Inc.                                                               100                   2,862
Mabuchi Motor Company, Ltd. *                                              100                   8,244
Makita Corp. *                                                           1,000                   4,939
Marubeni Corp. * (a)                                                    11,000                   6,633
Marui Company, Ltd.                                                      2,000                  23,662
Matsushita Communication Industrial Company, Ltd.                          500                  13,549
Matsushita Electric Industrial Company, Ltd. *                          13,000                 167,003
Meiji Milk Product                                                       2,000                   4,900
Meiji Seika Kaisha, Ltd.                                                 3,000                  12,022
Meitec Corp. *                                                             200                   4,885
Minebea Company                                                          3,000                  16,167
Mitsubishi Chemical Corp.                                               13,000                  27,685
Mitsubishi Corp. *                                                       9,000                  58,461
Mitsubishi Electric Corp.                                               14,000                  54,179
Mitsubishi Estate Company, Ltd. *                                        8,000                  58,560
Mitsubishi Gas Chemical Company, Inc.                                    3,000                   4,191
Mitsubishi Heavy Industries, Ltd. *                                     21,000                  56,103
Mitsubishi Logistc Corp. *                                               1,000                   7,083
Mitsubishi Materials Corp.                                               8,000                  10,930
Mitsubishi Paper Company                                                 2,000                   2,855
Mitsubishi Rayon Company, Ltd.                                           4,000                  10,472
Mitsubishi Tokyo Finance                                                    35                 234,829
Mitsui & Company, Ltd.                                                  10,000                  49,538
Mitsui Chemicals, Inc.                                                   2,000                   6,412
Mitsui Energy & Shiping                                                  5,000                   4,961
Mitsui Fudosan Company                                                   5,000                  38,165
Mitsui Marine & Fire Insurance Company, Ltd. (a)                         9,000                  42,249
Mitsui Mining & Smelting Company, Ltd.                                   4,000                  13,129
Mitsui O.S.K. Lines, Ltd.                                                2,000                   4,030
Mitsukoshi, Ltd. (a)                                                     3,000                   8,427
Mizuho Holdings, Inc.                                                       58                 118,205
Mori Seiki Company                                                       1,000                   5,992
Murata Manufacturing Company, Ltd.                                       1,700                 101,992
Namco, Ltd.                                                                300                   5,725
NEC Corp.                                                               11,000                 112,259
NGK Insulators, Ltd. *                                                   3,000                  22,235
NGK Spark Plug Company                                                   2,000                  14,411
Nichirei Corp.                                                           2,000                   4,442
Nidec Corp. (a)                                                            400                  21,067
Nikko Cordial Corp.                                                      8,000                  35,722
Nikon Corp.                                                              2,000                  15,403
Nintendo Company, Ltd.                                                     700                 122,624
Nippon COMSYS Corp.                                                      1,000                   5,351
Nippon Express Company *                                                 7,000                  23,777
Nippon Meat Packer *                                                     1,000                  10,610
Nippon Mitsubishi Oil Corp.                                              9,000                  34,349
Nippon Sheet Glass                                                       3,000                   9,480
Nippon Shokubai Company *                                                1,000                   3,588
Nippon Steel Corp.                                                      44,000                  63,476
Nippon Telegraph & Telephone Corp.                                          26                  84,742
Nippon Unipac Holding                                                        6                  26,792
Nippon Yusen KK                                                          7,000                  21,105
Nishimatsu Construction Company, Ltd. * (a)                              2,000                   5,923
Nissan Motor Company                                                    17,000                  90,184
Nisshin Flour Mill                                                       2,000                  12,060
Nisshinbo Ind, Inc.                                                      2,000                   7,419
Nissin Food Products                                                       700                  13,678
Nitto Denko Corp.                                                        1,300                  30,066
NKK Corp. *                                                             12,000                   8,518

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
JAPAN - CONTINUED

Nomura Securities Company, Ltd.                                         13,000                $166,705
Noritake Company                                                         1,000                   3,801
NSK, Ltd. *                                                              4,000                  13,800
NTN Corp.                                                                3,000                   4,855
NTT Data Corp.                                                               8                  28,456
NTT DoCoMo, Inc.                                                            26                 305,626
Obayashi Corp.                                                           4,000                  11,358
Oji Paper Company                                                        6,000                  23,861
Oki Electric Industry Company, Ltd.                                      2,000                   6,564
Okumura Corp.                                                            2,000                   4,916
Olympus Optical Company                                                  2,000                  28,776
Omron Corp.                                                              1,000                  13,358
Onward Kashiyama Company, Ltd.                                           1,000                   9,602
Oracle Corp.                                                               200                  12,213
Oriental Land Company, Ltd.                                                500                  34,387
Orix Corp.                                                                 500                  44,806
Osaka Gas Company                                                       15,000                  35,837
Pioneer Electronic Corp.                                                 1,000                  21,830
Promise Company, Ltd. *                                                    700                  37,883
Ricoh Company, Ltd. *                                                    4,000                  74,498
Rohm Company                                                               800                 103,870
Sanden Corp. *                                                           1,000                   2,939
Sankyo Company *                                                         3,000                  51,408
Sanrio Company                                                             400                   3,160
Sanyo Electric Company *                                                12,000                  56,698
Sapporo Breweries *                                                      2,000                   5,542
Secom Company, Ltd.                                                      1,500                  75,338
SEGA Enterprises (a)                                                       800                  15,968
Seino Transportation                                                     1,000                   4,061
Seiyu, Ltd. (a)                                                          2,000                   4,168
Sekisui Chemical Company, Ltd. *                                         3,000                   7,900
Sekisui House *                                                          4,000                  29,005
Seven Eleven Japan Company, Ltd.                                         3,000                 109,457
Sharp Corp.                                                              7,000                  81,910
Shimachu Company, Ltd.                                                     300                   4,122
Shimamura Company                                                          200                  11,755
Shimano, Inc.                                                              800                   9,099
Shimizu Corp. *                                                          5,000                  16,945
Shin-Etsu Chemical Company, Ltd.                                         3,000                 107,854
Shionogi & Company *                                                     2,000                  34,196
Shiseido Company                                                         3,000                  27,731
Shizuoka Bank (a)                                                        5,000                  37,860
Showa Denko KK                                                           6,000                   6,412
Showa Shell Sekiyu                                                       2,000                  10,625
Skylark Company                                                          1,000                  16,793
SMC Corp.                                                                  400                  40,730
Snow Brand Milk                                                          2,000                   3,313
SOFTBANK Corp. * (a)                                                     1,300                  21,037
Sony Corp. *                                                             6,100                 278,902
Sumitomo Bank, Ltd. *                                                   25,000                 105,908
Sumitomo Chemical Company, Ltd. *                                       10,000                  33,967
Sumitomo Corp. *                                                         6,000                  27,525
Sumitomo Electric Industries, Ltd. *                                     5,000                  34,921
Sumitomo Forestry *                                                      1,000                   5,252
Sumitomo Heavy Industries, Ltd. *                                        3,000                   1,603
Sumitomo Metal Industry                                                 21,000                   6,732
Sumitomo Metal Mining * (a)                                              4,000                  13,343
Sumitomo Osaka Cement Company, Ltd. *                                    2,000                   2,916
Sumitomo Realty & Development Company, Ltd. *                            2,000                   9,160
Sumitomo Trust & Banking Company *                                       6,000                  24,365
Suruga Bank                                                              1,000                   4,710
Taisei Corp. (a)                                                         7,000                  15,174
Taisho Pharm Company                                                     2,000                 $31,448
Taiyo Yuden Company *                                                    1,000                  15,152
Takara Shuzo Company                                                     1,000                   8,412
Takashimaya Company *                                                    2,000                  11,801
Takeda Chemical Industries, Ltd.                                         6,000                 271,582
Takefuji Corp.                                                             620                  44,864
Takuma Company *                                                         1,000                   6,847
TDK Corp. *                                                                700                  33,020
Teijin, Ltd.                                                             6,000                  23,036
Teikoku Oil Company                                                      2,000                   7,312
Terumo Corp.                                                             1,200                  15,553
The 77th Bank, Ltd. *                                                    3,000                  13,259
The Asahi Bank, Ltd.                                                    18,000                  11,266
The Bank of Fukuoka, Ltd. (a)                                            4,000                  13,556
The Chiba Bank, Ltd.                                                     2,000                   6,534
The Joyo Bank, Ltd.                                                      5,000                  13,854
THK Company, Ltd. *                                                        300                   4,378
TIS, Inc.                                                                  400                   9,557
Tobu Railway Company                                                     5,000                  13,167
Toda Corp.                                                               2,000                   5,496
Toho Company                                                               100                  10,824
Tohoku Electric Power                                                    3,100                  42,545
Tokio Marine & Fire Insurance Company                                   10,000                  73,124
Tokyo Broadcasting Company *                                             1,000                  15,190
Tokyo Electric Power Company                                             8,600                 183,146
Tokyo Electron, Ltd. *                                                   1,100                  53,988
Tokyo Gas Company *                                                     18,000                  48,225
Tokyo Style Company, Ltd.                                                1,000                   8,580
Tokyu Corp. * (a)                                                        4,000                  12,060
TonenGeneral Sekiyu K.K.                                                 1,000                   6,450
Toppan Printing Company *                                                4,000                  36,913
Toray Industries, Inc. *                                                 8,000                  19,357
Toshiba Corp.                                                           21,000                  72,132
Tosoh Corp.                                                              5,000                   9,732
Tostem Corp.                                                             2,000                  27,067
Toto, Ltd.                                                               3,000                  14,312
Toyo Seikan Kaisha *                                                     2,000                  25,555
Toyobo Company                                                           4,000                   5,007
Toyoda Gosei                                                               300                   3,710
Toyota Motor Corp.                                                      17,100                 433,341
Trans Cosmos, Inc.                                                         100                   2,603
Trend Micro, Inc.                                                          500                  11,831
UBE Industries                                                           5,000                   4,923
UFJ Holdings (a)                                                            16                  35,295
UNI Charm Corp. *                                                          400                   8,366
UNY Company, Ltd.                                                        1,000                  10,167
Wacoal Corp.                                                             1,000                   7,969
West Japan Railway                                                           3                  13,419
World Company                                                              300                   9,045
Yakult Honsha Company                                                    1,000                   7,480
Yamada Denki Co                                                            100                   7,022
Yamaha Corp.                                                             1,000                   7,404
Yamanouchi Pharmaceutical Company, Ltd.                                  2,000                  52,820
Yamato Transport Company, Ltd.                                           3,000                  56,561
Yamazaki Baking Company                                                  2,000                  10,976
Yasuda Fire & Marine Insurance *                                         4,000                  22,899
Yokogawa Electric Corp. *                                                1,000                   7,976
                                                                                           -----------
                                                                                             9,327,193

NETHERLANDS - 5.52%

ABN AMRO Holdings NV *                                                   9,833                 158,339
Aegon NV *                                                               7,755                 209,855
Akzo Nobel NV, ADS *                                                     1,955                  87,273
ASML Holding NV* *                                                       3,246                  56,402

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
NETHERLANDS - CONTINUED

Buhrmann NV *                                                            1,143                 $12,545
Elsevier NV                                                              4,910                  58,042
European Aeronautic Defence and Space Company *                          1,170                  14,206
Getronics NV                                                             1,907                   6,179
Hagemeyer NV *                                                             605                  11,309
Heineken NV *                                                            2,091                  79,273
IHC Caland NV                                                              159                   7,430
ING Groep NV                                                            12,640                 322,243
KLM NV *                                                                   261                   3,006
Koninklijke (Royal) Philips Electronics NV                              10,001                 297,162
Koninklijke Ahold NV                                                     5,278                 153,538
KPN NV *                                                                 7,657                  38,919
Numico Kon NV *                                                            561                  13,074
Oce-Van Der Grinten *                                                      489                   4,906
Qiagen NV                                                                1,000                  18,693
Royal Dutch Petroleum Company *                                         15,878                 804,213
STMicroelectronics NV *                                                  3,960                 127,076
Royal Vendex KBB NV                                                        520                   5,916
TNT Post Group NV *                                                      2,926                  63,291
Unilever NV-CVA *                                                        4,130                 242,086
Vedior NV *                                                                594                   7,122
VNU NV                                                                   1,309                  40,211
Wolters Kluwer *                                                         1,747                  39,810
                                                                                           -----------
                                                                                             2,882,119

NEW ZEALAND - 0.10%

Auckland International Airport, Ltd.                                     2,371                   3,573
Carter Holt Harvey * (a)                                                 9,831                   6,958
Contact Energy (a)                                                       3,264                   5,408
Fisher & Paykel *                                                          350                   2,492
Fisher & Paykel Appliances Holdings, Ltd. *                                365                   1,535
Fletcher Building *                                                      1,962                   2,401
Fletcher Challenge Forests                                               4,836                     443
Telecom Corp. of New Zealand, Ltd.                                      12,325                  25,654
The Warehouse Group, Ltd. *                                              1,694                   4,654
                                                                                           -----------
                                                                                                53,118

NORWAY - 0.44%

Bergesen d.y. ASA, A Shares                                                400                   7,085
Den Norske Bank ASA *                                                    5,500                  24,753
Elkem AS *                                                                 300                   5,013
Frontline, Ltd. *                                                          400                   4,144
Kvaerner ASA, Series A (a)                                                 600                     578
Merkantildata ASA *                                                      1,000                   1,181
Nera ASA *                                                                 700                   1,513
Norsk Hydro AS                                                           1,700                  71,207
Norske Skogindustrier ASA *                                                700                  13,140
Opticom ASA *                                                              100                   4,100
Orkla SA                                                                 1,500                  25,399
Petroleum Geo-Services ASA                                                 600                   4,645
Schibsted ASA                                                              400                   3,855
Smedvig *                                                                  200                   1,370
Smedvig, Series A                                                          300                   2,440
Statoil ASA                                                              3,000                  20,553
Storebrand ASA                                                           1,600                   9,269
Tandberg ASA *                                                             300                   6,684
Telenor AS                                                               3,100                  13,330
Tomra Systems ASA *                                                      1,000                   9,581
                                                                                           -----------
                                                                                               229,840

PORTUGAL - 0.42%

Banco Comercial Portugues SA *                                          14,640                  59,295
Banco Espirito Santo SA *                                                1,130                  14,555
BPI-SGPS SA *                                                            5,738                  11,543
Brisa Auto Estrada                                                       4,466                 $18,923
Cimpor-Cimentos de Portugual SA                                            759                  13,310
Elec De Portugal                                                        19,311                  41,943
Jeronimo Martins SGPS                                                      541                   4,454
Portugal Telecom *                                                       6,895                  53,704
Sonae, S.G.P.S. SA                                                       6,586                   4,749
                                                                                           -----------
                                                                                               222,476

SINGAPORE - 0.74%

CapitaLand, Ltd. *                                                      15,000                  15,191
Chartered Semiconductor Manufacturing, Ltd. (a)                          7,000                  18,576
City Developments, Ltd.                                                  5,000                  16,382
Creative Technology, Ltd. * (a)                                            450                   3,607
Cycle & Carriage, Ltd.                                                   1,000                   1,668
DBS Group Holdings, Ltd.                                                 8,000                  59,789
First Capital Corp.                                                      2,000                   1,181
Fraser & Neave, Ltd.                                                     2,000                   8,232
Haw Par Corp., Ltd. *                                                    1,000                   2,199
Hotel Properties, Ltd. *                                                 3,000                   2,080
Keppel Corp.                                                             4,000                   6,152
Neptune Orient Lines, Ltd.                                               7,000                   3,677
Overeas Union Enterprises, Ltd.                                          1,000                   3,466
Overseas-Chinese Banking Corp., Ltd. *                                   9,000                  53,615
Parkway Holdings, Ltd.                                                   6,000                   3,119
Sembcorp Industries, Ltd. *                                              9,000                   7,798
Singapore Airlines, Ltd.                                                 5,000                  29,786
Singapore Press Holdings, Ltd.                                           2,000                  23,612
Singapore Technologies Engineering, Ltd. *                              16,000                  20,363
Singapore Telecommunications, Ltd.                                      40,000                  38,126
United Overseas Bank                                                     7,000                  48,145
United Overseas Land, Ltd.                                               3,000                   2,746
Venture Manufacturing, Ltd.                                              2,000                  14,406
Wing Tai Holdings *                                                      4,000                   1,776
                                                                                           -----------
                                                                                               385,692

SPAIN - 2.85%

Acerinox SA                                                                335                  11,197
ACS, Actividades de Construccion y Servicios SA *                          362                   8,829
Aguas De Barcelona                                                       1,120                  13,958
Altadis SA, Series A                                                     2,056                  34,956
Amadeus Global Travel Distribution SA, Series A *                        1,562                   9,010
Autopistas Concesionaria Espanola SA                                     2,542                  25,320
Banco Bilbao Vizcaya SA                                                 21,795                 269,671
Banco Santander Central, Hispano, SA                                    29,339                 245,753
Corp Mapfre SA *                                                         1,026                   5,946
Endesa SA (a)                                                            6,468                 101,159
Fomento de Construcciones SA *                                             900                  18,626
Gas Natural SDG SA *                                                     2,032                  33,824
Grupo Dragados SA *                                                      1,344                  17,981
Iberdrola SA * (a)                                                       5,806                  75,559
Metrovacesa SA                                                             336                   4,636
Prosegur Company, Seguridad                                                 39                    $526
Puleva Biotech SA *                                                         72                     191
Repsol-YPF SA *                                                          7,998                 116,616
Sol Melia SA                                                             1,043                   7,929
Telefonica SA                                                           30,339                 405,904
TelePizza SA *                                                           1,211                   1,876
Terra Networks SA                                                        2,284                  18,705
Tpi Telef Pub Info                                                       1,168                   4,627
Union Electrica Fenosa SA (a)                                            2,249                  36,395
Vallehermoso SA *                                                        1,471                   9,153

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
SPAIN - CONTINUED

Zeltia SA *                                                              1,128                  $8,776
                                                                                           -----------
                                                                                             1,487,123

SWEDEN - 2.13%

Assa Abloy AB *                                                          2,400                  34,669
AssiDoman AB *                                                             500                  12,580
Atlas Copco AB-A Shares                                                  1,100                  24,677
Atlas Copco AB-B Shares                                                    400                   8,438
Drott AB *                                                                 600                   6,199
Electrolux AB, Series B *                                                2,500                  37,429
Gambro AB - B Shares *                                                     600                   3,788
Granges AB                                                                 200                   2,755
Hennes & Mauritz AB, Series B *                                          4,275                  88,747
Holmen Ab                                                                  200                   4,563
Incentive AB, Series A                                                   1,400                   8,773
L.M. Ericsson Telefonaktiebolaget, Series B *                           54,300                 296,097
Modern Time Group                                                          350                   7,735
Netcom Systems AB                                                        1,000                  36,162
Nobel Biocare AB *                                                         150                   6,278
Nordea AB                                                               19,500                 103,535
OM Gruppen AB *                                                            450                   5,941
Sandvik AB                                                               1,500                  32,216
Securitas AB, Series B *                                                 2,500                  47,594
Skandia Foersaekrings AB                                                 6,600                  47,986
Skandinaviska Enskilda Baken, Series A                                   5,000                  45,681
SKF AB-A Shares                                                            300                   5,367
SKF AB-B Shares (a)                                                        400                   7,883
SSAB Svenskt Stal AB, Series A *                                           400                   3,922
SSAB Svenskt Stal AB, Series B                                             200                   1,808
Svenska Cellulosa *                                                      1,700                  46,676
Svenska Handelsbanken AB, Series A                                       4,000                  58,930
Svenska Handelsbanken AB, Series B *                                       400                   5,587
Swedish Match Company *                                                  3,000                  15,928
Telia AB                                                                 9,400                  41,996
Trelleborg AB *                                                            600                   4,621
Volvo AB, B Shares                                                       2,300                  38,726
Volvo AB-A Shares *                                                        800                  12,972
WM Data AB *                                                             2,000                   5,032
                                                                                           -----------
                                                                                             1,111,291

SWITZERLAND - 6.82%

ABB, Ltd. *                                                              8,546                  82,391
Adecco SA *                                                                957                  52,042
Ascom Holding AG                                                           100                   1,763
Charles Voegele Holding AG *                                                50                   1,921
Ciba Specialty Chemicals Holding, Inc. *                                   423                  26,444
Clariant AG *                                                              957                  18,020
Compagnie Financiere Richemont AG *                                      2,812                  52,272
Credit Suisse Group                                                      7,817                 333,480
Forbo Holdings AG *                                                         10                   3,043
Georg Fischer AG                                                            20                   3,790
Givaudan AG                                                                 49                  14,940
Holcim, Ltd.                                                               176                  37,966
Kudelski SA *                                                              280                  16,365
Kuoni Reisen Holding                                                        17                   4,517
Logitech International SA                                                  300                  10,982
Lonza Group AG *                                                            41                  26,805
Nestle SA *                                                              2,806                 598,532
Novartis AG *                                                           21,322                 770,860
PubliGroupe SA                                                              30                   6,056
Roche Holdings  AG                                                       4,470                 319,170
Roche Holdings AG                                                        1,056                  86,537
Schindler Holding AG                                                        10                  14,401
Serono SA                                                                   44                  38,417
Societe Generale de Surveillance Holding SA *                               60                   9,635
Sulzer AG *                                                                 20                  $3,073
Sulzer Medica AG *                                                          40                   1,687
Swatch Group *                                                             200                  17,986
Swatch Group AG                                                          1,000                  19,824
Swiss Reinsurance Company *                                              2,040                 205,278
Swisscom AG                                                                263                  72,897
Syngenta AG                                                                736                  38,139
Synthes-Stratec, Inc.                                                       26                  18,110
Tecan Group AG                                                              79                   5,236
UBS AG                                                                   9,645                 487,016
Unaxis Holding AG *                                                        100                  10,786
Valora Holding AG                                                           20                   2,910
Zurich Financial Services AG                                               633                 148,562
                                                                                           -----------
                                                                                             3,561,853

UNITED KINGDOM - 26.06%

3I Group *                                                               4,670                  58,354
Abbey National                                                          10,987                 156,534
Aegis Group PLC *                                                        9,102                  12,306
Aggreko PLC                                                              1,673                   8,878
Airtours PLC                                                             4,146                  15,069
Allied Irish Banks                                                       4,700                  54,388
AMEC PLC                                                                 1,286                   7,385
Amey PLC                                                                 1,690                   9,136
Amvescap                                                                 5,896                  84,945
Arm Holdings *                                                           7,893                  41,195
Associated British Ports Holdings PLC                                    2,788                  17,023
AstraZeneca Group PLC                                                   13,293                 598,699
AWG PLC                                                                  2,150                  16,879
BAA PLC                                                                  7,730                  61,864
BAE Systems PLC                                                         15,759                  70,908
Balfour Beatty  PLC *                                                    2,370                   5,961
Barclays PLC                                                            12,772                 422,420
Barratt Developments                                                     1,319                   8,212
Bass PLC                                                                 6,591                  65,158
BBA Group PLC                                                            3,760                  15,470
BG Group PLC                                                            26,635                 108,421
BHP Billiton PLC                                                        16,992                  86,213
BOC Group PLC                                                            3,720                  57,326
Boots Company                                                            5,897                  50,109
BP Amoco PLC                                                           171,230               1,329,308
BPB PLC                                                                  3,098                  13,512
Brambles Industrie *                                                     5,896                  29,143
British Airways                                                          7,353                  20,845
British American Tobacco Australasia, Ltd                               13,559                 114,823
British Land Company PLC                                                 3,641                  24,720
British Sky Broadcast *                                                  7,249                  79,672
BT Group PLC                                                            65,008                 239,107
BTG PLC *                                                                  579                   6,330
Bunzl PLC                                                                3,337                  21,346
Cable & Wireless ADS                                                    20,990                 100,853
Cadbury Schweppes PLC *                                                 14,313                  91,140
Canary Wharf Group PLC *                                                 4,742                  30,730
Capita Group                                                             4,390                  31,289
Caradon PLC *                                                            2,635                   4,863
Carlton Communciations PLC                                               4,448                  15,714
Celltech Group PLC *                                                     2,083                  26,467
Centrica PLC *                                                          29,323                  94,638
CGU PLC                                                                 16,858                 207,094
Chubb                                                                    6,921                  17,306
Close Brothers Group PLC                                                 1,270                  14,863
CMG PLC                                                                  4,604                  16,265
Compass Group PLC                                                       16,265                 121,777
Corus Group                                                             23,297                  24,386

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
UNITED KINGDOM - CONTINUED

CRH PLC                                                                  3,071                 $53,990
Daily Mail and General Trust                                             2,224                  20,951
DCC PLC                                                                    908                   9,702
De Lousiana Rue PLC *                                                    1,732                  11,410
Diageo PLC                                                              25,415                 290,044
Dixons Group                                                            13,946                  47,645
E D & F Manitoba Group *                                                 1,833                  31,765
Eircom PLC                                                              10,400                  12,590
Elan Corp. *                                                             1,869                  85,449
Electrocomponents PLC                                                    3,067                  23,899
EMI Group PLC                                                            5,973                  31,000
FirstGroup PLC                                                           2,848                  12,173
FKI PLC                                                                  5,052                  13,587
George Wimpey PLC *                                                      2,094                   6,667
GKN PLC *                                                                5,520                  21,266
GlaxoSmithKline PLC *                                                   47,417               1,187,746
Granada Compass PLC                                                     21,886                  45,659
Great Portland Estates PLC *                                             1,209                   4,306
Great University Stores                                                  7,023                  65,855
Hammerson PLC                                                            2,334                  15,049
Hanson PLC                                                               4,851                  33,428
Hays PLC                                                                11,799                  35,679
Hbos                                                                    26,152                 302,637
Hilton Group PLC                                                        12,842                  39,393
HSBC Holdings PLC                                                       68,352                 800,923
IMI PLC                                                                  1,985                   7,763
Imperial Chemical Industries PLC                                         5,980                  32,949
Imperial Tobacco                                                         3,610                  47,549
Independent News & Media                                                 4,779                   8,893
International Power PLC                                                  7,929                  23,342
Invensys PLC *                                                          26,948                  46,719
Irish Life & Permanent PLC                                               1,506                  15,479
J. Sainsbury PLC                                                        12,447                  66,229
Johnson Matthey PLC                                                      1,591                  22,066
Kerry Group PLC                                                            800                   9,781
Kidde PLC                                                                9,935                   9,677
Kingfisher PLC *                                                         9,417                  54,899
Land Securities                                                          3,560                  40,550
Lattice Group PLC                                                       24,327                  55,172
Legal & General Group PLC *                                             36,516                  84,408
Lloyds TSB Group PLC *                                                  42,703                 463,129
Logica PLC                                                               3,349                  31,160
Marconi PLC                                                             28,702                  17,421
Marks & Spencer PLC                                                     20,615                 108,192
Misys PLC                                                                4,140                  19,561
National Grid Group                                                     10,454                  65,047
Next PLC                                                                 2,352                  30,603
Nycomed Amersham PLC                                                     4,803                  46,399
Ocean Group *                                                            2,507                  28,611
P&O Princess Cruises PLC                                                 5,641                  32,803
Pace Micro Technology PLC *                                              1,258                   6,401
Pearson PLC *                                                            5,838                  67,134
Peninsular & Oriental Steam Navigation Company *                         5,121                  17,700
Pilkington PLC *                                                         6,940                  11,300
Provident Financial PLC                                                  2,097                  19,664
Prudential Corp. *                                                      14,741                 170,586
Railtrack Group PLC                                                      3,905                   3,974
Rank Group PLC *                                                         4,657                  15,572
Reckitt & Colman *                                                       3,863                  56,160
Reed International PLC                                                   9,265                  76,776
Rentokil Initial PLC *                                                  14,614                  58,638
Reuters Group PLC                                                       10,827                 107,034
Rexam PLC                                                                3,242                 $17,663
Rio Tinto, Ltd.                                                          8,179                 156,481
RMC Group PLC *                                                          1,986                  17,872
Rolls Royce *                                                            3,981                   9,636
Royal & Sun Alliance                                                    11,021                  63,248
Royal Bank Scotland Group                                               20,678                 502,631
Ryanair Holdings PLC                                                     3,354                  21,099
Safeway                                                                  7,312                  34,017
Sage Group PLC *                                                         8,478                  28,163
Schroders PLC                                                            1,690                  20,761
Scottish & Newcastle PLC *                                               4,552                  34,743
Scottish Hydro                                                           5,964                  52,890
Scottish Power                                                          12,933                  71,448
Securicor *                                                              4,375                   7,473
Serco Group, PLC.                                                        2,860                  14,968
Severn Trent PLC                                                         2,015                  21,062
Shell Transport & Trading Company PLC                                   74,351                 510,191
Signet Group PLC                                                        13,218                  18,352
Slough Estates PLC                                                       3,255                  15,687
Smith & Nephew                                                           6,991                  42,179
Smiths Industries PLC *                                                  4,278                  42,105
Smurfit Jefferson                                                        5,576                  12,104
Spirent PLC                                                              6,399                  14,698
SSL International PLC                                                    1,739                  13,715
Stagecoach Holdings PLC                                                  7,461                   8,027
Tate & Lyle PLC *                                                        3,723                  18,673
Taylor Woodrow PLC                                                       3,291                   8,134
Telewest Communications PLC                                             11,742                  10,584
Tesco PLC *                                                             50,139                 181,501
The Berkeley Group PLC                                                     718                   7,411
TI Automotive, Ltd., A Shares                                            2,263                       0
Unilever PLC                                                            21,717                 178,067
United Business Media PLC *                                              2,667                  18,611
United Utilities PLC *                                                   4,144                  37,081
Vodafone Group PLC                                                     518,804               1,355,740
Waterford Wedgewood PLC                                                  8,769                   7,012
Whitbread & Company PLC *                                                2,217                  17,695
Wolseley PLC                                                             4,064                  33,972
WPP Group PLC *                                                          7,833                  86,546
Yorkshire Water PLC *                                                    2,481                  12,804
                                                                                           -----------
                                                                                            13,616,242

TOTAL COMMON STOCK
(Cost: $61,510,341)                                                                        $47,262,812
                                                                                           -----------

PREFERRED STOCK - 0.61%

AUSTRALIA - 0.18%

News Corp., Ltd. - Limited Voting Shares                                14,006                 $93,555
                                                                                           -----------

GERMANY - 0.43%

Man AG                                                                     200                   3,205
Munchener Ruckversicherungs-Gesellschaft AG                                700                 190,016
RWE AG                                                                     200                   5,563
Volkswagen AG - Non Voting Preferred                                       800                  24,817
                                                                                           -----------
                                                                                               223,601

NEW ZEALAND - 0.00%

Fletcher Challenge                                                       9,700                     888
                                                                                           -----------

TOTAL PREFERRED STOCK
(Cost: $384,775)                                                                              $318,044
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
RIGHTS - 0.00%

NORWAY - 0.00%

Kvaerner ABA *, (Expiration date 01/22/2001; strike price NOK 8)           600                     $76
                                                                                           -----------
TOTAL RIGHTS
(Cost: $0)                                                                                         $76
                                                                                           -----------

                                                                       PRINCIPAL
                                                                         AMOUNT               VALUE
                                                                         ------               -----
SHORT TERM INVESTMENTS - 6.12%
Navigator Securities Lending Trust, 2.25%                             $2,845,085            $2,845,085
United States Treasury Bills,
    zero coupon due 01/24/2002 ****                                      150,000               149,846
    2.19% due 01/03/2002 ****                                            100,000                99,988
    2.30% due 01/03/2002 ****                                            100,000                99,987
                                                                                           -----------
                                                                                            $3,194,906

REPURCHASE AGREEMENTS - 2.81% Repurchase Agreement with State
   Street Corp. dated 12/31/2001 at 1.53%, to be repurchased
   at 1,469,124.87 on 1/2/2002, collateralized by 1,400,000
   U.S. Treasury Bond 6.25% due 8/15/2023 (valued at 1,501,500,
   including interest)                                                $1,469,000            $1,469,000
                                                                                           -----------

TOTAL INVESTMENTS (INTERNATIONAL INDEX TRUST)
(Cost: $66,558,991)                                                                        $52,244,838
                                                                                           ===========

The Trust had the following five top industry concentrations at December 31, 2001 (as a percentage of total value of investments):

Banking                                                                   10.08%
Drugs & Healthcare                                                         8.17%
Financial Services                                                         5.93%
Insurance                                                                  5.56%
Telecommunications Equipment & Services                                    5.45%


MID CAP INDEX TRUST

                                                                        SHARES                VALUE
                                                                        ------                -----
COMMON STOCK - 82.76%

AEROSPACE - 0.14%

Precision Castparts Corp. *                                              3,301                 $93,253
                                                                                           -----------

AIR TRAVEL - 0.13%

Alaska Air Group, Inc. *                                                 1,699                  49,441
Atlas Air, Inc. *                                                        2,449                  35,878
                                                                                           -----------
                                                                                                85,319

APPAREL & TEXTILES - 0.63%

Coach, Inc. *                                                            2,782                 108,442
Mohawk Industries, Inc. *                                                3,370                 184,946
Timberland Company, Class A *                                            2,486                  92,181
Unifi, Inc.                                                              3,448                  24,998
                                                                                           -----------
                                                                                               410,567

AUTO PARTS - 0.64%

Arvinmeritor, Inc.                                                       4,259                  83,647
Borg-Warner Automotive, Inc. *                                           1,688                  88,198
Gentex Corp. *                                                           4,808                 128,518
Modine Manufacturing Company *                                           2,126                 $49,599
Superior Industries International, Inc. *                                1,659                  66,775
                                                                                           -----------
                                                                                               416,737

AUTO SERVICES - 0.27%

Pennzoil-Quaker State Company *                                          5,093                  73,594
United Rentals, Inc. * (a)                                               4,696                 106,599
                                                                                           -----------
                                                                                               180,193

AUTOMOBILES - 0.34%

Federal Signal Corp. *                                                   2,884                  64,227
Lear Corp.                                                               4,112                 156,831
                                                                                           -----------
                                                                                               221,058

BANKING - 8.41%

Associated Banc-Corp                                                     4,207                 148,465
Astoria Financial Corp.                                                  5,909                 156,352
Banknorth Group, Inc.                                                    9,735                 219,232
City National Corp. * (a)                                                3,083                 144,439
Colonial Bancgroup, Inc. *                                               7,379                 103,970
Dime Bancorp, Inc. *                                                     7,583                 273,595
First Tennessee National Corp. *                                         8,111                 294,105
First Virginia Banks, Inc.                                               3,063                 155,478
FirstMerit Corp.                                                         5,433                 147,180
Golden State Bancorp, Inc. *                                             8,696                 227,400
Greater Bay Bancorp * (a)                                                3,186                  91,056
Greenpoint Financial Corp. *                                             6,414                 229,300
Hibernia Corp., Class A *                                               10,187                 181,227
Independence Community Bank Corp. *                                      3,767                  85,737
Investors Financial Services Corp. *                                     2,043                 135,267
M & T Bank Corp. *                                                       6,052                 440,888
Marshall & Ilsley Corp. (a)                                              6,761                 427,836
Mercantile Bankshares Corp. *                                            4,471                 192,432
National Commerce Financial Corp.                                       13,035                 329,785
New York Community Bancorp, Inc.                                         6,551                 149,821
North Fork BanCorp, Inc. (a)                                            10,397                 332,600
Pacific Century Financial Corp. *                                        4,919                 127,353
Provident Financial Group, Inc. *                                        3,151                  82,808
Roslyn Bancorp, Inc. *                                                   5,631                  98,542
Silicon Valley Bancshares * (a)                                          2,960                  79,121
Sovereign Bancorp, Inc. *                                               15,825                 193,698
TCF Financial Corp. *                                                    4,924                 236,254
Westamerica BanCorp *                                                    2,215                 $87,648
Wilmington Trust Corp.                                                   2,092                 132,445
                                                                                           -----------
                                                                                             5,504,034

BIOTECHNOLOGY - 1.28%

COR Therapeutics, Inc. * (a)                                             3,564                  85,287
Gilead Sciences, Inc. *                                                  6,146                 403,915
Millennium Pharmaceuticals, Inc.                                        14,179                 347,527
                                                                                           -----------
                                                                                               836,729

BROADCASTING - 1.12%

A.H. Belo Corp., Series A                                                7,051                 132,206
Emmis Communications Corp., Class A * (a)                                3,038                  71,818
Entercom Communications Corp.                                            2,903                 145,150
Hispanic Broadcasting Corp.                                              6,948                 177,174
Westwood One, Inc.                                                       6,872                 206,504
                                                                                           -----------
                                                                                               732,852

BUILDING MATERIALS & CONSTRUCTION - 0.52%

Dycom Industries, Inc. * (a)                                             2,750                  45,953
Harsco Corp. *                                                           2,560                  87,808
Jacobs Engineering Group, Inc.                                           1,714                 113,124
R.P.M., Inc. *                                                           6,548                  94,684
                                                                                           -----------
                                                                                               341,569

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
BUSINESS SERVICES - 5.90%

Acxiom Corp. *                                                           5,568                 $97,273
Affiliated Computer Services, Inc., Class A *                            3,857                 409,343
Banta Corp.                                                              1,581                  46,671
BISYS Group, Inc. *                                                      3,770                 241,242
Catalina Marketing Corp.                                                 3,532                 122,560
Ceridian Corp. *                                                         9,371                 175,706
Certegy, Inc. *                                                          4,404                 150,705
Choicepoint, Inc.                                                        4,027                 204,129
CSG Systems International, Inc. *                                        3,397                 137,409
DeVry, Inc. *                                                            4,471                 127,200
Dun & Bradstreet Corp. *                                                 5,031                 177,594
Gartner Group, Inc., Class B                                             5,504                  61,645
Harte-Hanks, Inc. *                                                      4,037                 113,722
Kelly Services, Inc., Class A                                            2,297                  50,281
Korn/Ferry International                                                 2,422                  25,794
Legato Systems, Inc. *                                                   5,730                  74,318
Manpower, Inc. *                                                         4,870                 164,168
Modis Professional Services, Inc.                                        6,289                  44,903
Quanta Services, Inc. * (a)                                              3,892                  60,054
Rollins, Inc. *                                                          1,926                  38,520
SEI Investment Company                                                   6,919                 312,116
Sothebys Holdings, Inc., Class A *                                       3,927                  65,228
SunGuard Data Systems, Inc.                                             17,899                 517,818
Sykes Enterprises, Inc. *                                                2,575                  24,051
The Titan Corp. * (a)                                                    4,452                 111,077
Valassis Communications, Inc. *                                          3,430                 122,177
Viad Corp. *                                                             5,673                 134,337
Wallace Computer Series, Inc. *                                          2,625                  49,849
                                                                                           -----------
                                                                                             3,859,890

CHEMICALS - 2.00%

Airgas, Inc. *                                                           4,435                  67,057
Albemarle Corp. *                                                        2,913                  69,912
Cabot Corp. *                                                            4,016                 143,371
Cabot Microelectronics Corp. * (a)                                       1,540                 122,045
Crompton Corp. *                                                         7,239                  65,151
Cytec Industries, Inc. *                                                 2,543                  68,661
Ferro Corp. (a)                                                          2,195                  56,631
H.B. Fuller Company                                                      1,812                  52,131
IMC Global, Inc.                                                         7,360                  95,680
Lubrizol Corp.                                                           3,274                 114,885
Lyondell Chemical Company (a)                                            7,530                 107,905
Minerals Technologies, Inc.                                              1,254                  58,487
Olin Corp.                                                               2,782                  44,901
Schulman, Inc. *                                                         1,871                  25,539
Solutia, Inc. *                                                          6,676                  93,598
Valspar Corp. * (a)                                                      3,173                 125,651
                                                                                           -----------
                                                                                             1,311,605

COMPUTERS & BUSINESS EQUIPMENT - 2.71%

3Com Corp. *                                                            22,274                 142,108
Diebold, Inc. *                                                          4,573                 184,932
Enterasys Networks, Inc. *                                              12,416                 109,882
FEI Company *                                                            2,049                  64,564
GTECH Holdings Corp. *                                                   1,841                  83,379
Henry, Jack & Associates, Inc.                                           5,690                 124,270
Infocus Corp.                                                            2,499                  55,028
McDATA Corp., Class A * (a)                                              7,200                 176,400
National Instruments Corp.                                               3,274                 122,644
Plexus Corp.                                                             2,668                  70,862
Quantum Corp.                                                            9,957                  98,076
Sandisk Corp.                                                            4,374                  62,986
Storage Technology Corp.                                                 6,714                 138,778
Sybase, Inc. *                                                           6,326                  99,698
Tech Data Corp.                                                          3,530                 152,778
Wind River Systems, Inc. * (a)                                           4,975                 $89,102
                                                                                           -----------
                                                                                             1,775,487

CONSTRUCTION MATERIALS - 0.68%

Fastenal Company * (a)                                                   2,430                 161,425
Granite Construction, Inc. *                                             2,633                  63,402
Martin Marietta Materials, Inc. (a)                                      3,108                 144,833
Trinity Industries, Inc. *                                               2,818                  76,565
                                                                                           -----------
                                                                                               446,225

CONSTRUCTION & MINING EQUIPMENT - 0.10%

FMC Technologies, Inc.                                                   4,190                  68,926
                                                                                           -----------

CONTAINERS & GLASS - 0.49%

Longview Fibre Company *                                                 3,272                  38,643
Packaging Corp., America *                                               6,762                 122,730
Sonoco Products Company *                                                6,121                 162,696
                                                                                           -----------
                                                                                               324,069

CRUDE PETROLEUM & NATURAL GAS - 0.69%

Helmerich & Payne, Inc. *                                                3,239                 108,118
National Oilwell, Inc. *                                                 5,181                 106,780
Patterson Energy, Inc. *                                                 4,891                 114,009
Pioneer Natural Resources Company                                        6,288                 121,107
                                                                                           -----------
                                                                                               450,014

DOMESTIC OIL - 1.28%

Forest Oil Corp. *                                                       2,994                  84,461
Murphy Oil Corp. * (a)                                                   2,902                 243,884
Noble Affiliates, Inc. *                                                 3,625                 127,926
Ultramar Diamond Shamrock Corp. (a)                                      4,759                 235,476
Valero Energy Corp. * (a)                                                3,884                 148,058
                                                                                           -----------
                                                                                               839,805

DRUGS & HEALTH CARE - 6.28%

Apogent Technologies, Inc. *                                             6,770                 174,666
Barr Laboratories, Inc. (a)                                              2,719                 215,780
Beckman Coulter, Inc. *                                                  3,904                 172,947
Covance, Inc. *                                                          3,806                  86,396
DENTSPLY International, Inc. *                                           3,324                 166,865
Edwards Lifesciences Corp. *                                             3,792                 104,773
Express Scripts, Inc., Class A *                                         5,071                 237,120
First Health Group Corp. *                                               6,380                 157,841
Health Net, Inc. (a)                                                     7,915                 172,389
Henry Schein, Inc.                                                       2,734                 101,240
Hillenbrand Industries, Inc. *                                           4,002                 221,191
Ivax Corp.                                                              12,642                 254,610
Lifepoint Hospitals, Inc. (a)                                            2,516                  85,645
Lincare Holdings, Inc. *                                                 6,899                 197,656
Mylan Laboratories, Inc.                                                 8,044                 301,650
Oxford Health Plans, Inc.                                                5,887                 177,434
Pacificare Health Systems, Inc. (a)                                      2,212                  35,392
Patterson Dental Company *                                               4,334                 177,391
Perrigo Company                                                          4,713                  55,708
Quest Diagnostics, Inc. *                                                6,122                 439,009
Sepracor, Inc. * (a)                                                     4,991                 284,786
STERIS Corp. *                                                           4,442                  81,155
Trigon Healthcare, Inc. *                                                2,292                 159,179
VISX, Inc. *                                                             3,518                  46,613
                                                                                           -----------
                                                                                             4,107,436

EDUCATIONAL SERVICES - 0.71%

Apollo Group, Inc., Class A *                                            7,327                 329,788
Education Management Corp. * (a)                                         2,177                  78,916
Sylvan Learning Systems, Inc.                                            2,481                  54,756
                                                                                           -----------
                                                                                               463,460

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
ELECTRICAL EQUIPMENT - 0.51%

AMETEK, Inc. *                                                           2,101                 $67,001
Hubbell, Inc., Class B                                                   3,755                 110,322
Teleflex, Inc.                                                           2,490                 117,802
UCAR International, Inc.                                                 3,572                  38,220
                                                                                           -----------
                                                                                               333,345

ELECTRIC UTILITIES - 3.35%

Allete, Inc. *                                                           5,329                 134,291
Alliant Corp. * (a)                                                      5,608                 170,259
Black Hills Corp. *                                                      1,698                  57,460
Cleco Corp. *                                                            2,881                  63,296
Conectiv, Inc. *                                                         5,682                 139,152
DPL, Inc. *                                                              8,103                 195,120
DQE, Inc. * (a)                                                          3,580                  67,769
Great Plains Energy, Inc. * (a)                                          3,963                  99,868
Hawaiian Electric Industries, Inc.                                       2,171                  87,448
IDACORP, Inc.                                                            2,400                  97,440
Montana Power Company *                                                  6,647                  38,220
Northeast Utilities                                                      8,976                 158,247
NSTAR                                                                    3,397                 152,356
OGE Energy Corp. (a)                                                     4,991                 115,192
Potomac Electric Power Company (a)                                       6,881                 155,304
Public Service Company of New Mexico                                     2,506                  70,043
Puget Energy, Inc. * (a)                                                 5,554                 121,577
Sierra Pacific Resources * (a)                                           6,539                  98,412
Wisconsin Energy Corp. (a)                                               7,461                 168,320
                                                                                           -----------
                                                                                             2,189,774

ELECTRONICS - 2.30%

Arrow Electronics, Inc. *                                                6,386                 190,941
Avnet, Inc.                                                              7,553                 192,375
DSP Group, Inc. *                                                        1,717                  39,937
Kemet Corp.                                                              5,487                  97,394
L-3 Communications Holdings, Inc. *                                      2,511                 225,990
Microchip Technology, Inc. *                                             8,539                 330,801
Polycom, Inc. *                                                          5,764                 198,282
Sequa Corp., Class A                                                       665                  31,601
Vishay Intertechnology, Inc. *                                          10,201                 198,920
                                                                                           -----------
                                                                                             1,506,241

ENERGY - 0.71%

Covanta Energy Corp. *                                                   3,192                  14,428
Energy East Corp. *                                                      7,483                 142,102
MDU Resources Group, Inc. *                                              4,429                 124,676
Utilicorp United, Inc. (a)                                               7,411                 186,535
                                                                                           -----------
                                                                                               467,741

FINANCIAL SERVICES - 4.04%

A.G. Edwards, Inc. *                                                     5,038                 222,528
Americredit Corp. * (a)                                                  5,403                 170,465
Arthur J. Gallagher & Company                                            5,425                 187,108
Compass Bancshares, Inc. *                                               8,167                 231,126
E*TRADE Group, Inc. * (a)                                               23,867                 244,637
Eaton Vance Corp. *                                                      4,434                 157,629
Investment Technology Group, Inc. *                                      3,111                 121,547
Labranche & Company, Inc. * (a)                                          3,760                 129,569
Legg Mason, Inc. *                                                       4,268                 213,315
Leucadia National Corp.                                                  3,543                 102,286
Metris Companies, Inc. * (a)                                             4,084                 105,000
NCO Group, Inc.                                                          1,653                  37,854
Neuberger Berman, Inc. * (a)                                             4,508                 197,901
Radian Group, Inc.                                                       6,007                 258,001
Waddell & Reed Financial, Inc., Class A *                                5,126                 165,057
Webster Financial Corp. *                                                3,155                  99,477
                                                                                           -----------
                                                                                             2,643,500

FOOD & BEVERAGES - 2.64%

Bob Evans Farms, Inc. *                                                  2,221                 $54,570
Dean Foods Company * (a)                                                 2,785                 189,937
Dole Food, Inc. *                                                        3,578                  95,998
Dreyers Grand Ice Cream, Inc. *                                          2,208                  85,030
Hormel Foods Corp.                                                       8,898                 239,089
Interstate Bakeries Corp., Delaware *                                    3,239                  78,319
J. M. Smucker Company                                                    1,564                  55,334
McCormick & Company, Inc. *                                              4,430                 185,927
Pepsiamericas, Inc.                                                      9,985                 137,793
Sensient Technologies Corp. *                                            3,032                  63,096
Smithfield Foods, Inc.                                                   7,147                 157,520
Tootsie Roll Industries, Inc. *                                          3,235                 126,424
Tyson Foods, Inc., Class A *                                            22,366                 258,327
                                                                                           -----------
                                                                                             1,727,364

FOREST PRODUCTS - 0.20%

Rayonier, Inc.                                                           1,747                  88,171
Wausau-Mosinee Paper Corp.                                               3,299                  39,918
                                                                                           -----------
                                                                                               128,089

FURNITURE & FIXTURES - 0.16%

Furniture Brands International, Inc.                                     3,241                 103,777
                                                                                           -----------

GAS & PIPELINE UTILITIES - 2.37%

AGL Resources, Inc. *                                                    3,511                  80,823
American Water Works Company, Inc.                                       6,404                 267,367
Equitable Resources, Inc. *                                              4,097                 139,585
National Fuel Gas Company                                                5,081                 125,501
Ocean Energy, Inc. *                                                    11,005                 211,296
ONEOK, Inc. (a)                                                          3,825                  68,238
Questar Corp. *                                                          5,217                 130,686
SCANA Corp. * (a)                                                        6,708                 186,684
Vectren Corp. *                                                          4,336                 103,977
Western Gas Resources, Inc.                                              2,093                  67,646
Western Resources, Inc. *                                                4,490                  77,228
WGL Holdings, Inc.* (a)                                                  3,109                  90,378
                                                                                           -----------
                                                                                             1,549,409

HEALTHCARE PRODUCTS - 0.43%

Apria Healthcare Group, Inc. *                                           3,491                  87,240
Cytyc Corp. * (a)                                                        7,432                 193,975
                                                                                           -----------
                                                                                               281,215

HEALTHCARE SERVICES - 0.69%

Omnicare, Inc.                                                           5,984                 148,882
Triad Hospitals, Inc. (a)                                                4,615                 135,450
Universal Health Services, Inc., Class B *                               3,858                 165,045
                                                                                           -----------
                                                                                               449,377

HOLDINGS COMPANIES/CONGLOMERATES - 0.08%

Horace Mann Educators Corp.                                              2,609                  55,363
                                                                                           -----------

HOMEBUILDERS - 0.52%

Clayton Homes, Inc. * (a)                                                8,793                 150,360
Lennar Corp. (a)                                                         4,095                 191,728
                                                                                           -----------
                                                                                               342,088

HOTELS & RESTAURANTS - 1.06%

Brinker International, Inc. *                                            6,291                 187,220
CBRL Group, Inc. *                                                       3,527                 103,835
Extended Stay America, Inc. *                                            5,959                  97,728
Mandalay Resort Group * (a)                                              4,534                  97,028
Outback Steakhouse, Inc.                                                 4,902                 167,893
Papa Johns International, Inc. (a)                                       1,454                  39,956
                                                                                           -----------
                                                                                               693,660

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
HOUSEHOLD APPLIANCES - 0.59%

American Standard Companies, Inc. *                                      4,597                $313,653
Blyth Industries, Inc.                                                   3,015                  70,099
                                                                                           -----------
                                                                                               383,752

HOUSEHOLD PRODUCTS - 0.43%

Church & Dwight, Inc.                                                    2,504                  66,681
Dial Corp.                                                               6,077                 104,221
Energizer Holdings, Inc. *                                               5,875                 111,919
                                                                                           -----------
                                                                                               282,821

INDUSTRIAL MACHINERY - 1.09%

AGCO Corp. *                                                             4,612                  72,777
Albany International Corp., Class A                                      2,000                  43,400
Donaldson Company, Inc. *                                                2,825                 109,723
Flowserve Corp.                                                          2,841                  75,599
Grant Prideco, Inc.                                                      7,006                  80,569
Kaydon Corp.                                                             1,917                  43,478
Kennametal, Inc.                                                         1,979                  79,694
Pentair, Inc. *                                                          3,142                 114,714
Stewart & Stevenson Services, Inc. *                                     1,822                  34,272
Tecumseh Products Company, Class A *                                     1,184                  59,946
                                                                                           -----------
                                                                                               714,172

INSURANCE - 2.55%

Allmerica Financial Corp. *                                              3,388                 150,935
American Financial Group, Inc.                                           4,375                 107,406
Everest Re Group, Ltd. *                                                 2,963                 209,484
Fidelity National Financial, Inc. *                                      5,487                 136,078
HCC Insurance Holdings, Inc. * (a)                                       3,887                 107,087
Mony Group, Inc.                                                         3,049                 105,404
Ohio Casualty Corp.                                                      3,848                  61,760
Old Republic International Corp.                                         7,618                 213,380
Protective Life Corp. *                                                  4,391                 127,032
Stancorp Financial Group, Inc. *                                         1,916                  90,531
The PMI Group, Inc.                                                      2,853                 191,180
Unitrin, Inc. *                                                          4,311                 170,371
                                                                                           -----------
                                                                                             1,670,648

INTERNET SERVICE PROVIDER - 0.10%

RSA Security, Inc. * (a)                                                 3,599                  62,839
                                                                                           -----------

INTERNET SOFTWARE - 0.40%

Internet Security Systems, Inc. * (a)                                    3,061                  98,136
Macromedia, Inc. *                                                       3,722                  66,251
Retek, Inc. * (a)                                                        3,263                  97,466
                                                                                           -----------
                                                                                               261,853

LEISURE TIME - 0.76%

Callaway Golf Company *                                                  4,988                  95,520
International Speedway Corp., Class A                                    3,406                 133,175
Park Place Entertainment Corp.                                          19,296                 176,944
Six Flags, Inc. *                                                        5,918                  91,019
                                                                                           -----------
                                                                                               496,658

LIFE SCIENCES - 0.41%

Incyte Pharmacuticals, Inc. *                                            4,253                  83,189
Protein Design Laboratories, Inc. * (a)                                  5,633                 184,762
                                                                                           -----------
                                                                                               267,951

MANUFACTURING - 0.90%

Lancaster Colony Corp. *                                                 2,373                  84,265
Nordson Corp.                                                            2,117                  55,910
SPX Corp. *                                                              2,580                 353,202
York International Corp. *                                               2,491                  94,982
                                                                                           -----------
                                                                                               588,359

MEDICAL-HOSPITALS - 1.03%

IDEC Pharmaceuticals Corp. (a)                                           9,769                 673,377
                                                                                           -----------

MINING - 0.12%

Arch Coal, Inc. *                                                        3,353                 $76,113
                                                                                           -----------

NEWSPAPERS - 0.65%

Lee Enterprises, Inc.                                                    2,822                 102,636
Washington Post Company, Class B *                                         608                 322,240
                                                                                           -----------
                                                                                               424,876

OFFICE FURNISHINGS & SUPPLIES - 0.50%

HON Industries, Inc. *                                                   3,756                 103,853
Miller Herman, Inc.                                                      4,844                 114,609
Reynolds & Reynolds Company, Class A *                                   4,590                 111,308
                                                                                           -----------
                                                                                               329,770

PAPER - 0.40%

Bowater, Inc. *                                                          3,500                 166,950
P.H. Glatfelter Company                                                  2,736                  42,627
Potlatch Corp. *                                                         1,812                  53,128
                                                                                           -----------
                                                                                               262,705

PETROLEUM SERVICES - 2.43%

BJ Services Company *                                                   10,500                 340,725
Cooper Cameron Corp. *                                                   3,456                 139,484
ENSCO International, Inc.                                                8,623                 214,281
Hanover Compressor Company (a)                                           4,045                 102,177
Pride International, Inc. *                                              8,506                 128,441
Smith International, Inc. * (a)                                          3,164                 169,654
Tidewater, Inc. *                                                        3,878                 131,464
Varco International, Inc., Delaware *                                    6,147                  92,082
Weatherford International, Inc. *                                        7,351                 273,898
                                                                                           -----------
                                                                                             1,592,206

PHARMACEUTICALS - 0.45%

ICN Pharmaceuticals, Inc.                                                5,223                 174,970
Vertex Pharmaceuticals, Inc. *                                           4,801                 118,057
                                                                                           -----------
                                                                                               293,027

POLLUTION CONTROL - 0.33%

Republic Services, Inc., Class A *                                      10,831                 216,295
                                                                                           -----------

PUBLISHING - 0.51%

Media General, Inc., Class A *                                           1,471                  73,300
Readers Digest Association, Inc., Class A *                              6,407                 147,873
Scholastic Corp., Series 1202, Class D                                   2,260                 113,746
                                                                                           -----------
                                                                                               334,919

RAILROADS & EQUIPMENT - 0.24%

GATX Corp.                                                               3,118                 101,397
J.B. Hunt Transport Services, Inc. *                                     2,304                  53,453
                                                                                           -----------
                                                                                               154,850

REAL ESTATE - 0.48%

Hospitality Properties Trust, SBI                                        4,004                 118,118
IndyMac Mortgage Holdings, Inc.                                          3,898                  91,135
New Plan Excel Realty Trust, Inc. * (a)                                  5,594                 106,566
                                                                                           -----------
                                                                                               315,819

RETAIL GROCERY - 0.07%

Ruddick Corp. *                                                          2,966                  47,426
                                                                                           -----------

RETAIL TRADE - 3.10%

Abercrombie & Fitch Company, Class A *                                   6,371                 169,022
American Eagle Outfitters, Inc. *                                        4,604                 120,487
Barnes & Noble, Inc.                                                     4,295                 127,132
BJ's Wholesale Club, Inc. *                                              4,661                 205,550
Borders Group, Inc.                                                      5,208                 103,327
CDW Computer Centers, Inc. *                                             5,654                 303,676
Claire's Stores, Inc. *                                                  3,125                  47,187
Dollar Tree Stores, Inc. *                                               7,191                 222,274

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
RETAIL TRADE - CONTINUED

Lands' End, Inc. (a)                                                     1,906                 $95,605
Longs Drug Stores Corp. * (a)                                            2,428                  56,767
Payless ShoeSource, Inc. *                                               1,426                  80,070
Ross Stores, Inc. *                                                      5,125                 164,410
Saks, Inc. *                                                             9,097                  84,966
The Neiman Marcus Group, Inc., Class A * (a)                             3,055                  94,919
Williams-Sonoma, Inc. *                                                  3,651                 156,628
                                                                                           -----------
                                                                                             2,032,020

SEMICONDUCTORS - 3.06%

Atmel Corp. *                                                           29,820                 219,773
Cirrus Logic, Inc. * (a)                                                 5,089                  67,277
Credence Systems Corp.                                                   3,851                  71,513
Cree, Inc. *                                                             4,700                 138,462
Cypress Semiconductor Corp. *                                            7,704                 153,541
Fairchild Semiconductor Corp., Class A *                                 6,072                 171,230
Integrated Device Technology, Inc. *                                     6,674                 177,462
International Rectifier Corp.                                            4,054                 141,404
LAM Research Corp. *                                                     8,036                 186,596
Lattice Semiconductor Corp. *                                            7,005                $144,093
LTX Corp. *                                                              3,109                  65,102
Micrel, Inc. *                                                           5,949                 156,042
MIPS Technologies, Inc., Class B                                         2,501                  19,958
Semtech Corp. * (a)                                                      4,505                 160,783
TranSwitch Corp. *                                                       5,857                  26,357
Triquint Semiconductor, Inc. *                                           8,343                 102,285
                                                                                           -----------
                                                                                             2,001,878

SOFTWARE - 4.52%

Advent Software, Inc. * (a)                                              2,166                 108,192
Ascential Software Corp. *                                              16,613                  67,283
Avocent Corp.                                                            2,857                  69,282
Cadence Design Systems, Inc. *                                          15,662                 343,311
Checkfree Corp.                                                          4,946                  89,028
DST Systems, Inc.                                                        7,710                 384,343
Electronic Arts, Inc. *                                                  8,781                 526,421
Imation Corp. *                                                          2,238                  48,296
Keane, Inc.                                                              4,835                  87,175
Macrovision Corp. *                                                      3,247                 114,359
Mentor Graphics Corp.                                                    4,130                  97,344
Networks Associates, Inc.                                                8,869                 229,264
Rational Software Corp. *                                               12,435                 242,483
Symantec Corp. *                                                         4,463                 296,031
Synopsys, Inc.                                                           3,798                 224,348
Transaction Systems Architects, Inc., Class A                            2,350                  28,811
                                                                                           -----------
                                                                                             2,955,971

STEEL - 0.18%

Alaska Steel Holding Corp.                                               6,900                  78,522
Carpenter Technology Corp. *                                             1,421                  37,827
                                                                                           -----------
                                                                                               116,349

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.26%

ADTRAN, Inc. *                                                           2,528                  64,515
Advanced Fibre Communications, Inc. * (a)                                5,249                  92,750
Commscope, Inc. *                                                        3,297                  70,127
Harris Corp. *                                                           4,231                 129,088
Newport Corp. (a)                                                        2,347                  45,250
Plantronics, Inc. * (a)                                                  3,004                  77,022
Powerwave Technologies, Inc. *                                           4,132                  71,401
Price Communications Corp. (a)                                           3,515                  67,101
RF Micro Devices, Inc. * (a)                                            10,673                 205,242
                                                                                           -----------
                                                                                               822,496

TELEPHONE - 0.72%

Broadwing, Inc. *                                                       14,010                $133,095
Telephone & Data Systems, Inc. *                                         3,751                 336,652
                                                                                           -----------
                                                                                               469,747

TIRES & RUBBER - 0.18%

Bandag, Inc.                                                             1,322                  45,953
Carlisle Companies, Inc. *                                               1,938                  71,667
                                                                                           -----------
                                                                                               117,620

TOBACCO - 0.62%

R.J. Reynolds Tobacco Holdings, Inc. *                                   6,142                 345,795
Universal Corp., Virginia *                                              1,713                  62,370
                                                                                           -----------
                                                                                               408,165

TRANSPORTATION - 0.42%

Alexander & Baldwin, Inc. *                                              2,593                  69,233
C. H. Robinson Worldwide, Inc. *                                         5,413                 156,517
Overseas Shipholding Group, Inc.                                         2,194                  49,365
                                                                                           -----------
                                                                                               275,115

TRUCKING & FREIGHT - 0.88%

Airborne, Inc. *                                                         3,081                 $45,691
CNF Transportation, Inc.                                                 3,129                 104,978
EGL, Inc. * (a)                                                          3,061                  42,701
Expeditores International of Washington, Inc.                            3,305                 188,220
Pittston Brinks Group *                                                  3,476                  76,820
Swift Transportation, Inc. (a)                                           5,458                 117,401
                                                                                           -----------
                                                                                               575,811

TOTAL COMMON STOCK
(Cost: $54,382,845)                                                                        $54,165,779
                                                                                           -----------

WARRANTS - 0.00%
BANKING - 0.00%
Dime Bancorp, Inc., Warrants *                                           3,798                    $570
                                                                                           -----------

TOTAL WARRANTS
(Cost: $1,442)                                                                                    $570
                                                                                           -----------

                                                                       PRINCIPAL
                                                                         AMOUNT               VALUE
SHORT TERM INVESTMENTS - 11.84%
Navigator Securities Lending Trust, 2.25%                             $7,400,604            $7,400,604
United States Treasury Bills
   1.67% due 02/21/2002 ****                                             200,000               199,534
   zero coupon due 03/07/2002 ****                                       150,000               149,544
                                                                                           -----------
                                                                                            $7,749,682

REPURCHASE AGREEMENTS - 5.40% Repurchase Agreement with State
   Street Corp., dated 12/31/2001 at 1.53%, to be repurchased at $3,533,300 on 1/2/2002, collateralized by $3,635,000
   U.S. Treasury Bill 0.0% due 6/20/2002 (valued at
   $3,604,103, including interest)                                    $3,533,000            $3,533,000
                                                                                           -----------

TOTAL INVESTMENTS (MID CAP INDEX TRUST)
(Cost: $65,666,969)                                                                        $65,449,031
                                                                                           ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

TOTAL STOCK MARKET INDEX

                                                                        SHARES                VALUE
                                                                        ------                -----
COMMON STOCK - 89.69%

ADVERTISING - 0.27%

Avenue A., Inc. * (a)                                                      200                    $339
Grey Global Group, Inc. *                                                    8                   5,334
HA-LO Industries, Inc.                                                     200                       6
Interpublic Group Companies, Inc. *                                      1,992                  58,844
Lamar Advertising Company, Class A (a)                                     553                  23,414
Omnicom Group, Inc.                                                      1,026                  91,673
TMP Worldwide, Inc. *                                                      564                  24,196
Ventiv Health, Inc. *                                                      100                     366
                                                                                           -----------
                                                                                               204,172

AEROSPACE - 1.19%

AAR Corp. (a)                                                              100                     901
Aeroflex, Inc. *                                                           250                   4,732
Alliant Techsystems, Inc. *                                                 88                   6,794
B.F. Goodrich Company *                                                    573                  15,253
BE Aerospace, Inc. (a)                                                     100                     917
Boeing Company *                                                         4,827                 187,191
Esterline Technologies Corp.                                               100                   1,601
GenCorp, Inc.                                                              218                   3,076
General Dynamics Corp. *                                                 1,049                  83,542
Heico Corp., Class A                                                       295                   3,980
Honeywell International, Inc. *                                          4,328                 146,373
Ladish, Inc.                                                               203                   2,217
Lockheed Martin Corp.                                                    2,410                 112,475
Northrop Grumman Corp.                                                     542                  54,639
Orbital Sciences Corp., Class A                                            198                     818
Precision Castparts Corp. *                                                235                   6,639
Raytheon Company *                                                       2,121                  68,869
REMEC, Inc. *                                                              150                   1,498
Rockwell Collins, Inc. *                                                   917                  17,881
Teledyne Technologies, Inc.                                                100                   1,629
Textron, Inc. *                                                            717                  29,727
United Technologies Corp. *                                              2,496                 161,316
Viasat, Inc. *                                                             116                   1,810
                                                                                           -----------
                                                                                               913,878

AGRICULTURE - 0.04%

Bunge, Ltd. *                                                              330                   7,682
Cadiz, Inc. * (a)                                                          219                   1,756
Delta & Pine Land Company *                                                368                   8,328
Fresh Del Monte Produce, Inc. *                                            290                   4,365
Lesco, Inc. *                                                              100                     860
Monsanto Company                                                           139                   4,698
Tejon Ranch Company *                                                      289                   6,910
                                                                                           -----------
                                                                                                34,599

AIR TRAVEL - 0.18%

Airtran Holdings, Inc. *                                                   290                   1,914
Alaska Air Group, Inc. *                                                   100                   2,910
America West Holding Corp., Class B * (a)                                  100                     350
Atlantic Coast Airlines Holdings, Inc. *                                   200                   4,658
Atlas Air, Inc. *                                                          149                   2,183
Continental Airlines, Inc., Class B (a)                                    239                   6,264
Delta Air Lines, Inc. *                                                    629                  18,405
Frontier Airlines, Inc. *                                                  150                   2,550
Mesa Air Group, Inc. *                                                     100                     752
Mesaba Holdings, Inc.                                                      100                     712
Northwest Airlines Corp., Class A (a)                                      430                   6,751
SkyWest, Inc. *                                                            521                  13,259
Southwest Airlines Company *                                             4,049                  74,825
U.S. Airways Group, Inc. (a)                                               331                   2,099
UAL Corp. (a)                                                              242                   3,267
                                                                                           -----------
                                                                                               140,899

ALUMINUM - 0.22%

Alcoa, Inc.                                                              4,697                $166,978
                                                                                           -----------

AMUSEMENT & THEME PARKS - 0.30%

The Walt Disney Company *                                               11,142                 230,862
                                                                                           -----------

APPAREL & TEXTILES - 0.28%

Angelica Corp. *                                                           100                   1,084
Brown Shoe, Inc. *                                                         100                   1,624
Burlington Industries, Inc. * (a)                                          300                      11
Cintas Corp. *                                                             985                  47,280
Coach, Inc. *                                                              189                   7,367
Cole Kenneth Productions, Inc., Class A * (a)                              160                   2,832
Collins & Aikman Corp.                                                     516                   3,973
Columbia Sportswear Company *                                              174                   5,794
Cone Mills Corp. * (a)                                                     200                     360
FAB Industries, Inc. *                                                     143                   2,603
G & K Services, Class A *                                                  100                   3,230
Goodys Family Clothing, Inc. *                                             215                     903
Guess, Inc. *                                                              162                   1,215
Guilford Mills, Inc. *                                                     100                      59
Interface, Inc., Class A *                                                 200                   1,122
Jones Apparel Group, Inc.                                                  655                  21,726
Kellwood Company (a)                                                       100                   2,401
Liz Claiborne, Inc. *                                                      328                  16,318
Mohawk Industries, Inc. *                                                  293                  16,080
Nautica Enterprises, Inc. *                                                100                   1,279
Oneida, Ltd.                                                               100                   1,295
Oshkosh B'Gosh, Inc., Class A                                              100                   4,194
Oxford Industries, Inc.                                                    100                   2,360
Pacific Sunwear of California, Inc. *                                      100                   2,042
Phillips Van Heusen Corp. *                                                100                   1,090
Polo Ralph Lauren Corp., Class A (a)                                       375                  10,035
Quiksilver, Inc.                                                           100                   1,720
Reebok International, Ltd. *                                               366                   9,699
Russell Corp. *                                                            100                   1,501
Stride Rite Corp. *                                                        200                   1,310
Superior Uniform Group, Inc.                                               161                   1,457
Timberland Company, Class A * (a)                                          200                   7,416
Unifi, Inc. (a)                                                            200                   1,450
V.F. Corp. *                                                               503                  19,622
Vans, Inc. *                                                               100                   1,274
Warnaco Group, Inc., Class A (a)                                           200                      12
Wellco Enterprises Inc. *                                                  126                   1,764
Wellman, Inc. *                                                            100                   1,549
Weyco Group, Inc.                                                           73                   1,851
Wolverine World Wide, Inc. *                                               159                   2,393
                                                                                           -----------
                                                                                               211,295

AUTO PARTS - 0.41%

Aftermarket Technology Corp. *                                             150                   2,430
American Axle & Manufacturing Holdings, Inc. *                             170                   3,635
Arvinmeritor, Inc.                                                         607                  11,921
AutoZone, Inc. *                                                           619                  44,444
Borg-Warner Automotive, Inc. *                                             100                   5,225
Copart, Inc. *                                                             387                  14,075
CSK Auto Corp. * (a)                                                       150                   1,493
Dana Corp. *                                                               975                  13,533
Danaher Corp.                                                              781                  47,102
Delphi Automotive Systems Corp. *                                        2,904                  39,669
Donnelly Corp.                                                             100                   1,315
Eaton Corp.                                                                361                  26,862
Exide Corp. * (a)                                                          159                     196
Federal Mogul Corp. (a)                                                    299                     236
Gentex Corp. *                                                             446                  11,922

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
AUTO PARTS - CONTINUED

Genuine Parts Company *                                                    928                 $34,058
Hayes Lemmerz International, Inc. (a)                                      100                      25
Insurance Auto Auctions, Inc. *                                            100                   1,451
Modine Manufacturing Company *                                             100                   2,333
Sauer, Inc. *                                                              275                   2,200
Sports Resorts International, Inc. * (a)                                   302                   2,328
Standard Motor Products, Inc., Class A * (a)                               100                   1,390
Superior Industries International, Inc. *                                  100                   4,025
TBC Corp. *                                                                177                   2,370
Tower Automotive, Inc. * (a)                                               100                     903
TRW, Inc. *                                                                610                  22,594
Visteon Corp. *                                                            760                  11,430
Vulcan International Corp. *                                                42                   1,690
                                                                                           -----------
                                                                                               310,855

AUTO SERVICES - 0.07%

AutoNation, Inc. *                                                       1,903                  23,464
Budget Group, Inc., Class A * (a)                                          200                     178
Dollar Thrifty Automotive Group, Inc. *                                    100                   1,550
Midas, Inc. *                                                              100                   1,150
Miller Industries, Inc. *                                                   40                     127
Pennzoil-Quaker State Company *                                            801                  11,574
Sonic Automotive, Inc. (a)                                                 100                   2,344
The Major Automotive Companies, Inc.                                        20                      16
United Rentals, Inc. * (a)                                                 481                  10,919
                                                                                           -----------
                                                                                                51,322

AUTOMOBILES - 0.52%

Dura Automotive Systems, Inc. *                                            100                   1,100
Federal Signal Corp. *                                                     188                   4,187
Ford Motor Company *                                                     9,745                 153,191
General Motors Corp. *                                                   2,878                 139,871
Lear Corp.                                                                 436                  16,629
Marine Products Corp.                                                    1,740                   7,743
Monaco Coach Corp. (a)                                                     150                   3,280
Monro Muffler Brake, Inc. *                                                100                   1,368
NationsRent, Inc.                                                          200                      18
O'Reilly Automotive, Inc. *                                                393                  14,333
PACCAR, Inc. *                                                             431                  28,282
Polaris Industries, Inc. *                                                 100                   5,775
Spartan Motors, Inc. *                                                     200                   1,280
Tenneco Automotive, Inc. *                                                 219                     447
Thor Industries, Inc. *                                                    177                   6,558
United Auto Group, Inc. *                                                  308                   7,949
Wabash National Corp. (a)                                                  100                     780
Winnebago Industries, Inc. *                                               100                   3,694
                                                                                           -----------
                                                                                               396,485

BANKING - 4.71%

1St Source Corp.                                                           110                   2,277
ABC Bancorp *                                                              138                   1,842
Alabama National BanCorp                                                   100                   3,371
Ambanc Holding Company, Inc.                                               100                   2,135
Ameriana Bancorp                                                           621                   8,321
American National Bankshares, Inc.                                         100                   1,830
Americanwest BanCorp *                                                     110                   1,348
AmSouth BanCorp                                                          1,845                  34,870
Anchor BanCorp Wisconsin, Inc.                                             386                   6,848
Area Bancshares Corp.                                                      150                   2,921
Associated Banc-Corp                                                       220                   7,764
Astoria Financial Corp.                                                    460                  12,172
Bancorp Connecticut, Inc.                                                  100                   1,950
Bancorpsouth, Inc.                                                         616                  10,226
Bank Corp. *                                                               174                   1,209
Bank of New York, Inc.                                                   3,890                 158,712
Bank One Corp.                                                           6,301                $246,054
Bank United Corp., Litigation                                              100                      10
Banknorth Group, Inc.                                                      858                  19,322
Banner Corp. *                                                             110                   1,860
Bay View Capital Corp.                                                     887                   6,502
BB&T Corp.                                                               2,329                  84,100
BOK Financial Corp. *                                                      179                   5,640
Boston Private Financial Holdings, Inc. *                                  100                   2,207
Camco Financial Corp. *                                                    718                   9,119
Camden National Corp. *                                                    100                   1,870
Capitol Bancorp, Ltd.                                                      100                   1,330
Capitol Federal Financial                                                  200                   4,168
Cathay Bancorp, Inc.                                                       113                   7,238
Cavalry BanCorp, Inc.                                                      706                   8,091
Centennial Bancorp * (a)                                                   120                     886
Center Bancorp, Inc. *                                                     105                   1,995
Chemical Financial Corp. *                                                  70                   2,111
Chester Valley Bancorp, Inc.                                               110                   1,562
Chittenden Corp. *                                                         125                   3,450
Citizens Banking Corp.                                                     313                  10,291
City Holding Company (a)                                                   100                   1,204
City National Corp. *                                                      257                  12,040
Civic Bancorp                                                              105                   2,132
Coastal Financial Corp. *                                                  150                   1,439
Cobiz, Inc. *                                                              150                   2,025
Colonial Bancgroup, Inc. *                                                 783                  11,032
Columbia Bancorp *                                                         100                   1,640
Comerica, Inc. *                                                           835                  47,845
Commerce Bancorp, Inc.                                                     346                  13,612
Commerce Bancshares, Inc.                                                  222                   8,656
Commercial Bankshares, Inc. *                                              121                   2,905
Commercial Federal Corp.                                                   200                   4,700
Community First Bankshares, Inc. *                                         100                   2,569
Community Savings Bankshares, Inc.                                         100                   1,899
Connecticut Bancshares, Inc. *                                             266                   6,876
Corus Bankshares, Inc. *                                                    85                   3,859
Cullen Frost Bankers, Inc. *                                               231                   7,133
CVB Financial Corp. *                                                      110                   2,574
Dime Bancorp, Inc. *                                                       503                  18,148
Dime Community Bancorp, Inc. *                                             150                   4,209
Doral Financial Corp. *                                                    158                   4,931
East West Bancorp, Inc. *                                                  100                   2,575
EFC Bancorp, Inc. *                                                        211                   2,922
ESB Financial Corp.                                                        710                   7,348
F & M Bancorp *                                                            100                   2,545
F.M.S. Corp. *                                                             761                   6,796
F.N.B. Corp.                                                               193                   5,086
FFLC Bancorp, Inc. *                                                        67                   1,390
Fidelity Bankshares, Inc. *                                                241                   3,849
Fifth Third BanCorp *                                                    3,027                 185,646
Financial Institutions, Inc.                                               100                   2,340
First Bancorp*                                                             224                   5,051
First Bell Bancorp, Inc. *                                                 483                   6,738
First Citizens Bancshares, Inc.                                             49                   4,790
First Commonwealth Financial Corp. *                                       200                   2,304
First Defiance Financial Corp.                                             100                   1,520
First Federal Financial Corp. *                                            100                   1,676
First Financial BanCorp. *                                                 105                   1,853
First Financial Bankshares, Inc. *                                         240                   7,224
First Midwest Bancorp, Inc.                                                377                  11,005
First Niagara Financial Group, Inc.                                        100                   1,683
First Oak Brook Bancshares, Inc., Class A                                  100                   2,415
First Place Financial Corp. *                                              103                   1,622
First Securityfed Financial, Inc. *                                        100                   2,000

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
BANKING - CONTINUED

First Sentinel Bancorp, Inc.                                               200                  $2,504
First Tennessee National Corp. *                                           662                  24,004
First United Corp.                                                         100                   1,600
First Virginia Banks, Inc.                                                 211                  10,710
Firstfed America Bancorp, Inc. * (a)                                       100                   1,735
FirstMerit Corp.                                                           294                   7,964
Flag Financial Corp. *                                                   1,052                   8,942
FleetBoston Financial Corp.                                              5,695                 207,867
FNB Financial Services Corp. *                                             583                   8,483
Foothill Independent Bancorp *                                             211                   2,659
Frontier Financial Corp.                                                   266                   6,959
Gaston Federal Bancorp *                                                   143                   2,152
Georgia Financial, Inc.                                                    100                   1,675
Glacier Bancorp, Inc. * (a)                                                110                   2,290
Gold Banc Corp., Inc. *                                                    200                   1,422
Golden State Bancorp, Inc. *                                               668                  17,468
Golden West Financial Corp. *                                              736                  43,314
Granite State Bankshares, Inc. *                                           100                   2,360
Greater Bay Bancorp * (a)                                                  194                   5,545
Greenpoint Financial Corp. *                                               436                  15,587
Guaranty Federal Bancshares, Inc. *                                        100                   1,330
Harleysville National Corp.                                                291                   6,853
Heritage Financial Corp.                                                   100                   1,193
HF Financial Corp.                                                         100                   1,105
Hibernia Corp., Class A *                                                  825                  14,677
Home Federal Bancorp *                                                     100                   1,865
Horizon Financial Corp.                                                    230                   2,714
Hudson City Bancorp, Inc.                                                  350                   9,222
Hudson United Bancorp                                                      194                   5,568
Huntington Bancshares, Inc.                                              1,390                  23,894
Iberiabank Corp. *                                                         100                   2,772
Independence Community Bank Corp. *                                        200                   4,552
Independent Bank Corp.  *                                                  100                   2,149
Independent Bank Corp. *                                                   110                   3,058
Indiana United Bancorp *                                                   110                   1,938
Integra Bank Corp.                                                         100                   2,094
Investors Financial Services Corp. *                                       237                  15,692
Irwin Financial Corp. (a)                                                  100                   1,700
KeyCorp.                                                                 2,248                  54,716
Klamath First Bancorp, Inc.                                                543                   7,140
Lakeland Financial Corp. *                                                 100                   1,762
Lincoln Bancorp, Indiana *                                                 100                   1,780
M & T Bank Corp. *                                                         485                  35,332
MAF Bancorp, Inc. *                                                        173                   5,103
Main Street Bancorp, Inc.                                                  100                   1,562
Main Street Banks, Inc.                                                    409                   6,708
Marshall & Ilsley Corp.                                                    518                  32,779
MB Financial, Inc. *                                                       100                   2,719
Mercantile Bankshares Corp. *                                              355                  15,279
Merchants Bancshares, Inc. *                                               150                   3,600
Mid-State Bancshares *                                                     430                   7,000
MidAmerica Bancorp *                                                       215                   7,116
National City Corp.                                                      3,207                  93,773
National Commerce Financial Corp.                                        1,101                  27,855
National Penn Bancshares, Inc.                                             108                   2,376
Net.B@nk, Inc. * (a)                                                       100                   1,048
New York Community Bancorp, Inc.                                           680                  15,552
North Fork BanCorp, Inc. (a)                                               795                  25,432
Northern Trust Corp.                                                     1,157                  69,675
Northwest Bancorp, Inc.                                                    200                   2,288
Oak Hill Financial, Inc.                                                   100                   1,576
Old National Bancorp                                                       442                  11,160
PAB Bankshares, Inc.                                                       797                   7,978
Pacific Capital Bancorp *                                                  100                  $2,779
Pacific Century Financial Corp. *                                          456                  11,806
Park National Corp.                                                         56                   5,194
Patriot Bank Corp.                                                         100                   1,065
People's Bank Corp.                                                        358                   7,611
PNC Bank Corp. *                                                         1,537                  86,379
Popular, Inc. *                                                            558                  16,227
Progress Financial Corp. * (a)                                           1,123                   8,422
Prosperity Bancshares, Inc. *                                              100                   2,699
Provident Bancorp, Inc. * (a)                                              100                   2,920
Provident Bankshares Corp.                                                 105                   2,552
Provident Financial Group, Inc. * (a)                                      151                   3,968
Quaker City Bancorp, Inc. *                                                100                   2,985
Republic Bancorp, Inc. *                                                   242                   3,352
Republic Bancshares, Inc. *                                                100                   1,300
Riggs National Corp. *                                                     100                   1,397
Roslyn Bancorp, Inc. *                                                     580                  10,150
Royal Bancshares Pennsylvania, Inc., Class A *                             105                   2,116
S & T Bancorp, Inc. *                                                      100                   2,428
Savannah Bancorp, Inc.                                                     110                   2,244
Silicon Valley Bancshares *                                                200                   5,346
Sky Financial Group, Inc. *                                                487                   9,906
SNB Bancshares, Inc. *                                                     100                   1,467
South Alabama Bancorp, Inc. *                                              100                     989
South Financial Group, Inc. * (a)                                          387                   6,869
Southtrust Corp. *                                                       1,974                  48,699
Southwest BanCorp of Texas, Inc. *                                         339                  10,262
Sovereign Bancorp, Inc. *                                                1,232                  15,080
State Bancorp, Inc.  * (a)                                                 113                   1,723
State Financial Services Corp., Class A                                    683                   7,889
State Street Corp. *                                                     1,783                  93,162
Staten Islands Bancorp, Inc. *                                             266                   4,338
Sterling Bancorp *                                                         233                   6,804
Sterling Bancshares, Inc. *                                                200                   2,504
Sterling Financial Corp. *                                                  93                   2,265
Summit Bankshares, Inc. *                                                  100                   1,808
SunTrust Banks, Inc. *                                                   1,460                  91,542
Susquehanna Bancshares, Inc. *                                             100                   2,085
TCF Financial Corp. *                                                      437                  20,967
The Trust Company of New Jersey *                                          298                   7,510
Trico Bancshares *                                                         100                   1,900
Troy Financial Corp. *                                                     100                   2,480
TrustCo Bank Corp., New York *                                             264                   3,318
Trustmark Corp. *                                                          444                  10,758
U.S.B. Holding Company, Inc. * (a)                                         100                   1,685
UCBH Holdings, Inc.                                                        170                   4,835
Union Bankshares Corp. *                                                   100                   1,624
Union Planters Corp. *                                                     707                  31,907
UnionBanCal Corp. (a)                                                      870                  33,060
United Bankshares, Inc. *                                                  350                  10,101
United National Bancorp * (a)                                              100                   2,401
US  Bancorp *                                                           10,434                 218,384
Valley National Bancorp *                                                  450                  14,827
VIB Corp. *                                                                112                   1,062
Virginia Commerce Bancorp Inc. *                                            67                   1,407
Vista Bancorp, Inc. *                                                      110                   2,942
W Holding Company, Inc. *                                                  491                   7,954
Wachovia Corp. *                                                         7,550                 236,768
Wainwright Bank & Trust Company                                            114                     846
Warren Bancorp, Inc. *                                                     200                   1,890
Warwick Community Bancorp *                                                 76                   1,589
Washington Federal, Inc.                                                   277                  $7,141
Washington Trust Bancorp, Inc. *                                           100                   1,900
Waypoint Financial Corp.                                                   308                   4,645

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
BANKING - CONTINUED

Webfiancial Corp.                                                          134                    $343
Wells Fargo & Company                                                    9,149                 397,524
Wesbanco, Inc. *                                                           100                   2,113
West Bank Corp.                                                             78                     753
West Coast Bancorp *                                                       110                   1,531
West Essex Bancorp, Inc.                                                   110                   1,678
Westamerica BanCorp *                                                      275                  10,882
Whitney Holding Corp. *                                                    100                   4,385
Willow Grove Bancorp, Inc. *                                               107                   2,059
Wilmington Trust Corp.                                                     100                   6,331
Wintrust Financial Corp.                                                    69                   2,109
WVS Financial Corp. *                                                       78                   1,234
Yardville National Bancorp *                                               100                   1,250
Zions BanCorp *                                                            512                  26,921
                                                                                           -----------
                                                                                             3,609,679

BIOTECHNOLOGY - 1.14%

Adolor Corp. * (a)                                                         245                   4,398
Affymetrix, Inc. *                                                         427                  16,119
Amgen, Inc. *                                                            5,625                 317,475
Applera Corp.-Applied Biosystems Group *                                 1,056                  41,469
Arena Pharmaceuticals, Inc. * (a)                                          250                   3,007
Aviron *                                                                   274                  13,626
Biogen, Inc. *                                                             748                  42,898
Chiron Corp. *                                                           1,057                  46,339
COR Therapeutics, Inc. * (a)                                               234                   5,600
Exelixis, Inc. * (a)                                                       390                   6,482
Genetech, Inc. *                                                         1,153                  62,550
Gilead Sciences, Inc. *                                                    497                  32,663
Human Genome Sciences, Inc. *                                              651                  21,952
Immunex Corp. *                                                          3,048                  84,460
Intermune, Inc. * (a)                                                      241                  11,872
Invitrogen Corp. *                                                         298                  18,455
Medicines Company (a)                                                      283                   3,280
MedImmune, Inc. *                                                        1,246                  57,752
Millennium Pharmaceuticals, Inc.                                         1,185                  29,044
Neose Technologies, Inc.                                                   120                   4,394
Neurocrine Biosciences, Inc. *                                             238                  12,212
Serologicals Corp. *                                                       230                   4,945
Tanox, Inc. (a)                                                            367                   6,790
Transkaryotic Therapies, Inc. *                                            264                  11,299
Trimeris, Inc. * (a)                                                       116                   5,217
Tularik, Inc. * (a)                                                        302                   7,254
                                                                                           -----------
                                                                                               871,552

BROADCASTING - 1.57%

A.H. Belo Corp., Series A                                                  773                  14,494
Ackerley Communications, Inc. * (a)                                        100                   1,750
Acme Communications, Inc. * (a)                                            100                     674
ACTV, Inc. * (a)                                                           243                     454
Cablevision Systems Corp., Class A (a)                                     795                  37,723
Clear Channel Communications, Inc. *                                     3,147                 160,214
Cox Communications, Inc., Class A * (a)                                  3,145                 131,807
Cox Radio, Inc., Class A *                                                 230                   5,860
Crown Media Holdings, Inc., Class A *                                      282                   3,184
Cumulus Media, Inc., Class A *                                             100                   1,618
Dick Clark Productions, Inc. *                                             110                   1,012
EchoStar Communications Corp., Class A (a)                               1,226                  33,678
Emmis Communications Corp., Class A *                                      271                   6,406
Entercom Communications Corp.                                              224                  11,200
Entravision Communications Corp., Class A                                  298                   3,561
Fox Entertainment Group, Inc., Class A *                                 1,459                  38,707
Gray Communications Systems, Inc. * (a)                                    100                   1,388
Gray Communications Systems, Inc., Class B *                               100                   1,039
Hearst Argyle Television, Inc.                                             583                  12,570
Hispanic Broadcasting Corp.                                                624                 $15,912
Liberty Media Corp., Series A *                                         12,598                 176,372
LodgeNet Entertainment Corp. *                                             331                   5,657
Mediacom Communications Corp., Class A *                                   476                   8,692
New Frontier Media, Inc. *                                                 100                     300
On Command Corp.                                                           100                     305
Paxson Communications Corp. * (a)                                          880                   9,196
Pegasus Communications Corp., Class A (a)                                  381                   3,966
Proxim, Inc. * (a)                                                         261                   2,589
Radio One, Inc., Class A (a)                                               100                   1,847
Radio Unica Corp.                                                          100                     140
Regent Communications, Inc. *                                              100                     675
Saga Communications, Inc., Class A *                                       100                   2,070
Sinclair Broadcast Group, Inc., Class A * (a)                              200                   1,892
Sirius Satellite Radio, Inc. * (a)                                         273                   3,175
Spanish Broadcasting Systems, Inc., Class A *                              100                     989
TiVo, Inc. (a)                                                             100                     655
UnitedGlobalCom, Inc., Class A * (a)                                       514                   2,570
Univision Communications, Inc., Class A * (a)                            1,227                  49,644
Viacom, Inc., Class B *                                                  9,526                 420,573
Westwood One, Inc.                                                         559                  16,798
Wink Communications, Inc. *                                                168                     269
XM Satellite Radio Holdings, Inc., Class A * (a)                           481                   8,831
Young Broadcasting, Inc., Class A *                                         58                   1,041
                                                                                           -----------
                                                                                             1,201,497

BUILDING MATERIALS & CONSTRUCTION - 0.08%

Apogee Enterprises, Inc.,                                                  200                    3164
Armstrong Holdings, Inc. * (a)                                             100                     341
Dycom Industries, Inc. *                                                   100                   1,671
Elcor Corp. *                                                              100                   2,779
EMCOR Group, Inc. *                                                        127                   5,766
Haemonetics Corp. *                                                        100                   3,392
Harsco Corp. *                                                             138                   4,733
Hughes Supply, Inc.                                                        100                   3,087
Jacobs Engineering Group, Inc.                                             100                   6,600
Lennox International, Inc.                                                 200                   1,940
NCI Building Systems, Inc.                                                 100                   1,770
Owens-Corning Corp. (a)                                                    200                     380
R.P.M., Inc. *                                                             872                  12,609
Standard-Pacific Corp. *                                                   100                   2,432
Trex Company, Inc. * (a)                                                   330                   6,267
U.S. Concrete, Inc. *                                                      152                   1,003
                                                                                           -----------
                                                                                                57,934

BUSINESS SERVICES - 2.32%

ABM Industries, Inc.                                                       100                   3,135
Acxiom Corp. *                                                             380                   6,639
Administaff, Inc. * (a)                                                    223                   6,112
Advanced Marketing Services, Inc.                                          150                   2,738
ADVO, Inc. *                                                               100                   4,300
Affiliated Computer Services, Inc., Class A *,                             342                  36,296
Amerco *                                                                   100                   1,882
American Management Systems, Inc. *                                        162                   2,929
AMR Corp. *                                                                777                  17,226
Anacomp, Inc. *                                                            100                       5
Analysts International Corp.                                               151                     624
Answerthink Consulting Group *                                             166                   1,084
APAC Customer Services, Inc. *                                             296                     770
Apropos Technology, Inc. *                                                 280                     879
Arbitron, Inc. *                                                           145                   4,952
Automatic Data Processing, Inc.                                          3,404                 200,496
Banta Corp.                                                                100                   2,952
Barra, Inc. *                                                              136                   6,404
BISYS Group, Inc. *                                                        328                  20,989

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
BUSINESS SERVICES - CONTINUED

Black Box Corp. *                                                          100                  $5,288
Bowne & Company, Inc. *                                                    158                   2,022
Braun Consulting, Inc.                                                     100                     355
Breakaway Solutions, Inc. * (a)                                            100                       2
Bright Horizons Family Solutions, Inc. *                                   100                   2,799
Brio Technology, Inc. *                                                    100                     288
Career Education Corp. *                                                   254                   8,707
Catalina Marketing Corp.                                                   300                  10,410
Cendant Corp. (a)                                                        5,404                 105,972
Central Parking Corp. * (a)                                                374                   7,345
Ceridian Corp. *                                                           727                  13,631
Certegy, Inc. *                                                            531                  18,171
Choicepoint, Inc. (a)                                                      304                  15,410
Coinstar, Inc. *                                                           100                   2,500
Comdisco, Inc. *                                                           829                     431
Compucredit Corp. (a)                                                      170                   1,999
Computer Horizons Corp.                                                    157                     504
Computer Sciences Corp. *                                                  893                  43,739
Computer Task Group, Inc. *                                                165                     650
Convergys Corp. *                                                          948                  35,541
Corporate Executive Board Company *                                        154                   5,652
Costar Group, Inc. *                                                       100                   2,401
Cross Media Marketing Corp. *                                               25                     225
CSG Systems International, Inc. *                                          244                   9,870
Cuno, Inc.                                                                 100                   3,050
Deluxe Corp. *                                                             371                  15,426
DeVry, Inc. *                                                              377                  10,726
DiamondCluster International, Inc., Class A (a)                            100                   1,310
Dun & Bradstreet Corp. *                                                   443                  15,638
Eclipsys Corp. *                                                           180                   3,015
Edgewater Technology, Inc. *                                               100                     395
eFunds Corp. *                                                             188                   2,585
Electro Rent Corp. *                                                       100                   1,289
Electronic Data Systems Corp. *                                          2,559                 175,419
Encompass Services Corp. *                                                 292                     847
Entrust Technologies, Inc.                                                 426                   4,341
EpicEdge, Inc. *                                                           100                      16
Excelon Corp. *                                                            225                     263
Exchange Applications, Inc. *                                              100                      25
F.Y.I., Inc.                                                               137                   4,589
FactSet Research Systems, Inc. * (a)                                       140                   4,893
First Consulting Group                                                     100                   1,550
First Data Corp.                                                         2,073                 162,627
Fiserv, Inc.                                                             1,049                  44,394
Fluor Corp. *                                                              428                  16,007
Forrester Research, Inc.                                                   100                   2,014
Franklin Covey Company *                                                   100                     603
Futurelink Corp. *                                                          28                       0
Gartner Group, Inc., Class B                                               359                   4,021
Getty Images, Inc. *                                                       335                   7,698
Global Payments, Inc. *                                                    148                   5,091
H & R Block, Inc.                                                          894                  39,962
Harte-Hanks, Inc. *                                                        271                   7,634
Heidrick & Struggles International, Inc. *                                 100                   1,815
HNC Software, Inc. *                                                       360                   7,416
Hollywood Media Corp. (a)                                                  100                     659
Hooper Holmes, Inc. *                                                      619                   5,540
Hunt Corp.                                                                 100                     770
Imagex.com, Inc. * (a)                                                     100                      73
Industri-Matematik International Corp.                                     100                     103
Information Holdings, Inc.                                                 100                   2,831
Information Resources, Inc. *                                              187                   1,552
Insight Enterprises, Inc. * (a)                                            461                  11,341
Intelidata Technologies Corp. * (a)                                        259                     733
Intelligroup, Inc. *                                                       100                     $98
Interactive Data Corp. *                                                   447                   6,321
Interest Media Group, Inc. *                                               100                     190
Intervoice, Inc. *                                                         100                   1,280
Iron Mountain, Inc.                                                        263                  11,519
ITT Educational Services, Inc. * (a)                                       100                   3,687
ITT Industries, Inc. *                                                     520                  26,260
Jupiter Media Metrix, Inc. *                                               194                     320
Kelly Services, Inc., Class A                                              100                   2,189
Key3Media Group, Inc.                                                      277                   1,476
Kforce.com, Inc. *                                                         100                     629
Kinder Morgan Management LLC                                               181                   6,860
Korn/Ferry International                                                   100                   1,065
KPMG Consulting, Inc.                                                      669                  11,085
Kronos, Inc. *                                                              69                   3,338
Labor Ready, Inc. *                                                        100                     511
Learning Tree International, Inc. *                                        100                   2,790
Legato Systems, Inc. *                                                     371                   4,812
Lightbridge, Inc.                                                          159                   1,932
Loch Harris, Inc.                                                        1,200                      36
Management Network Group, Inc. *                                           100                     690
Manpower, Inc. *                                                           356                  12,001
Marchfirst, Inc. *                                                         400                       0
MAXIMUS, Inc. (a)                                                          100                   4,206
MedQuist, Inc. *                                                           155                   4,534
MerchantOnline.com, Inc. *                                                 200                       0
Modis Professional Services, Inc. (a)                                      300                   2,142
National Processing, Inc.                                                  417                  13,552
Navigant Consulting Company *                                              100                     550
NCR Corp. (a)                                                              445                  16,403
NetLojix Communications, Inc. *                                            300                      51
New England Business Service, Inc. *                                       100                   1,915
Newpark Resources, Inc.                                                    391                   3,089
Nextcard, Inc. (a)                                                         200                     104
NovaMed Eyecare, Inc.                                                      100                     118
Novo Networks, Inc.                                                        100                      29
On Assignment, Inc. (a)                                                    100                   2,297
Organic, Inc. *                                                            200                      64
Paxar Corp. *                                                              221                   3,138
Paychex, Inc. *                                                          1,974                  68,794
PDI, Inc. *                                                                100                   2,232
Pegasystems, Inc. *                                                        173                     753
Penton Media, Inc.                                                         100                     626
Pre-Paid Legal Services, Inc. * (a)                                        100                   2,190
Probusiness Services, Inc.                                                 100                   1,880
Profit Recovery Group International, Inc. * (a)                            169                   1,377
Prosoft Development, Inc. *                                                100                      98
Protection One, Inc. *                                                     500                   1,250
Quanta Services, Inc. *                                                    551                   8,502
Quest Software, Inc. * (a)                                                 477                  10,546
R.H. Donnelley Corp. *                                                     100                   2,905
R.R. Donnelley & Sons Company *                                            755                  22,416
Razorfish, Inc., Class A * (a)                                             300                      66
Renaissance Learning Inc. (a)                                              153                   4,662
Rent-A-Center, Inc.                                                        100                   3,357
Resources Connection, Inc.                                                 197                   5,187
Robert Half International, Inc. *                                          872                  23,282
Rollins, Inc. * (a)                                                        100                   2,000
Sapient Corp. *                                                            512                   3,953
Scient, Inc. *                                                             448                     188
Seachange International, Inc.                                              100                   3,412
SEI Investment Company                                                     639                  28,825
Service Master Company *                                                 1,868                  25,778
SITEL Corp. *                                                              407                     977

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
BUSINESS SERVICES - CONTINUED

Sonicwall, Inc. * (a)                                                      273                  $5,307
Sothebys Holdings, Inc., Class A *                                         520                   8,637
Source Information Management Company * (a)                                100                     533
Spherion Corp. *                                                           200                   1,952
StarTek, Inc. *                                                            268                   5,079
SunGuard Data Systems, Inc.                                              1,594                  46,114
Superior Consultant, Inc. (a)                                              100                     840
Surmodics, Inc. (a)                                                         96                   3,500
SVI Solutions, Inc.                                                        100                      91
Sykes Enterprises, Inc. *                                                  100                     934
Syntel, Inc. *                                                             204                   2,638
Systems & Computer Technology Corp. *                                      152                   1,572
Tanning Technology Corp.                                                   100                     321
Telespectrum Worldwide, Inc.                                               200                       3
Teletech Holdings, Inc. *                                                  788                  11,292
TETRA Technologies, Inc.                                                   210                   4,181
The Advisory Board Company *                                               256                   7,091
The Titan Corp. * (a)                                                      340                   8,483
Total Systems Services, Inc. * (a)                                       1,061                  22,472
Track Data Corp. * (a)                                                     300                     438
Travelocity.com, Inc. * (a)                                                100                   2,871
Tyco International, Ltd. *                                                  51                   3,004
Unisys Corp. *                                                           1,741                  21,832
Universal Broadband Networks, Inc.                                         100                       1
URS Corp. * (a)                                                            100                   2,741
Valassis Communications, Inc. *                                            230                   8,193
Valueclick, Inc. *                                                          41                     117
Vastera, Inc. * (a)                                                        376                   6,245
Ventro Corp.                                                               100                      39
Verado Holdings, Inc., Series B *                                          100                       4
Viad Corp. *                                                               372                   8,809
Virco Manufacturing Company *                                              148                   1,480
Voicenet, Inc.                                                             100                      20
Volt Information Sciences, Inc. *                                           69                   1,180
Wackenhut Corp. * (a)                                                      349                   8,655
Wackenhut Corrections Corp.                                                100                   1,386
Wallace Computer Series, Inc. *                                            408                   7,748
Waste Connections, Inc. * (a)                                              100                   3,099
Waste Holdings Inc. *                                                       79                     498
Water Pik Technology, Inc. *                                               125                   1,086
Watson Wyatt & Company Holdings, Class A                                    52                   1,134
West Corp. *                                                               287                   7,158
Whitman Education Group, Inc. *                                             96                     442
Wireless Facilities, Inc. *                                                249                   1,676
Workflow Management, Inc. *                                                100                     477
World Access, Inc. * (a)                                                   200                       0
Zap.com Corp. *                                                            200                     $38
                                                                                           -----------
                                                                                             1,780,533

CABLE AND TELEVISION - 0.37%

Adelphia Communications Corp., Class A * (a)                               862                  26,877
Charter Communications, Inc., Class A *                                  1,554                  25,532
Comcast Corp., Class A *                                                 5,064                 182,304
Insight Communications, Inc., Class A *                                    319                   7,707
USA Networks, Inc. *                                                     1,531                  41,812
                                                                                           -----------
                                                                                               284,232

CHEMICALS - 1.17%

Aceto Corp.                                                                185                   1,924
Air Products & Chemicals, Inc.,                                          1,285                  60,279
Airgas, Inc. *                                                             296                   4,476
Albemarle Corp. *                                                          180                   4,320
Amcol International Corp.                                                  273                   1,966
Arch Chemicals, Inc. *                                                     100                   2,320
Cabot Corp. *                                                              283                  10,103
Cabot Microelectronics Corp. *                                             113                  $8,955
Calgon Carbon Corp. *                                                      277                   2,313
Cambrex Corp. *                                                            100                   4,360
Chemfirst, Inc.                                                            100                   2,397
Crompton Corp. *                                                           456                   4,104
Cytec Industries, Inc. *                                                   159                   4,293
Dionex Corp. *                                                             100                   2,551
Dow Chemical Company                                                     4,725                 159,610
E.I. Du Pont De Nemours & Company                                        5,541                 235,548
Eastman Chemical Company *                                                 464                  18,105
Engelhard Corp.                                                            693                  19,182
Ethyl Corp. *                                                              300                     276
Ferro Corp.                                                                100                   2,580
FMC Corp.                                                                  174                  10,353
Georgia Gulf Corp. *                                                       100                   1,850
Great Lakes Chemical Corp.                                                 194                   4,710
H.B. Fuller Company                                                        202                   5,812
Hawkins, Inc.                                                              718                   6,390
Hercules, Inc. *                                                         1,145                  11,450
IMC Global, Inc.                                                           685                   8,905
Lubrizol Corp.                                                             321                  11,264
Lyondell Chemical Company                                                  884                  12,668
MacDermid, Inc. * (a)                                                      100                   1,695
Martek Biosciences Corp. (a)                                               100                   2,175
Material Sciences Corp. *                                                  151                   1,528
Millennium Chemicals, Inc. *                                               747                   9,412
Minerals Technologies, Inc.                                                100                   4,664
Mississippi Chemical Corp.                                                 230                     651
Nl Industries, Inc.                                                        198                   3,023
Olin Corp.                                                                 399                   6,440
OM Group, Inc.                                                             100                   6,619
Omnova Solutions, Inc.                                                     307                   2,088
Penford Corp. *                                                            100                   1,245
Polyone Corp. *                                                            371                   3,636
PPG Industries, Inc. *                                                     877                  45,358
Praxair, Inc. *                                                            877                  48,454
Quaker Chemical Corp. *                                                    100                   2,060
Rohm & Haas Company                                                      1,118                  38,716
Schulman, Inc. *                                                           198                   2,703
Scotts Company, Class A                                                    251                  11,948
Sigma-Aldrich Corp. *                                                      337                  13,281
Solutia, Inc. *                                                            426                   5,973
Spartech Corp. *                                                           100                   2,055
Techne Corp. *                                                             200                   7,370
TETRA Technologies, Inc.                                                   100                   2,095
Uniroyal Technology *                                                      162                     518
Valence Technology, Inc. (a)                                               170                     573
Valhi, Inc. *                                                              506                   6,426
Valspar Corp. * (a)                                                        296                  11,722
W. R. Grace & Company *                                                  4,402                   6,823
Waters Corp.                                                               641                  24,839
WD-40 Company * (a)                                                        100                   2,665
Zoltek Companies, Inc. * (a)                                               126                     299
                                                                                           -----------
                                                                                               900,118

CELLULAR COMMUNICATIONS - 0.28%

AirGate PCS, Inc. * (a)                                                    122                   5,557
Alamosa Holdings, Inc. * (a)                                               857                  10,224
Nextel Communications, Inc., Class A                                     4,201                  46,043
Nextel Partners, Inc., Class A                                           1,067                  12,804
Sprint Corp. (PCS Group), Series 1 * (a)                                 5,005                 122,172
UbiquiTel, Inc. *                                                          849                   6,325
Western Wireless Corp., Class A *                                          335                   9,464
                                                                                           -----------
                                                                                               212,589

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
COAL - 0.01%

Massey Energy Corp. *                                                      315                  $6,530
                                                                                           -----------

COLLEGES & UNIVERSITIES - 0.01%

Corinthian Colleges, Inc. *                                                119                   4,866
                                                                                           -----------

COMMERCIAL SERVICES - 0.00%

Rental Way, Inc. *                                                         100                     599
Resource America, Inc. *                                                   100                     934
                                                                                           -----------
                                                                                                 1,533

COMPUTERS & BUSINESS EQUIPMENT - 4.84%

3Com Corp. *                                                             2,011                  12,830
3Dfx Interactive, Inc. * (a)                                               100                      48
8X8, Inc. *                                                                100                      89
Act Manufacturing, Inc. * (a)                                              100                     $35
Actel Corp. *,                                                             100                   1,991
Adaptive Broadband Corp. *                                                 100                       0
ADE Corp. *                                                                100                   1,000
Advanced Digital Information Corp. *                                       327                   5,245
Advanced Radio Telecom Corp. *                                             100                       0
Aether Systems, Inc. * (a),                                                213                   1,960
Allen Telecom, Inc. * (a)                                                  159                   1,351
Apple Computer, Inc. *                                                   1,763                  38,610
Arguss Holdings, Inc. *                                                    100                     406
Aspen Technology, Inc. *                                                   100                   1,680
Avanex Corp. *                                                             275                   1,622
Avant Corp. *                                                              100                   2,049
Avici Systems, Inc. * (a)                                                  417                   1,213
Benchmark Electronics, Inc.                                                100                   1,896
Brocade Communications Systems, Inc. *                                   1,359                  45,010
CACI, Inc., Class A *                                                      238                   9,397
Chippac, Inc., Class A * (a)                                               511                   3,792
Cisco Systems, Inc. *                                                   39,126                 708,572
Clariti Telecommunication International *                                  125                       2
Communication Intelligence Corp. * (a)                                     300                     192
Compaq Computer Corp. *                                                  8,980                  87,645
Concurrent Computer Corp. * (a)                                            642                   9,534
Crossroads Systems, Inc.                                                   100                     449
Cylink Corp. *                                                             100                     275
Datastream Systems, Inc. *                                                 100                     617
Delano Technology Corp. *                                                  100                      80
Dell Computer Corp. *                                                   13,877                 377,177
Diebold, Inc. *                                                            403                  16,297
DMC Stratex Networks, Inc. * (a)                                           295                   2,295
Echelon Corp. * (a)                                                        160                   2,266
eLoyalty Corp. *                                                            23                     122
eMachines, Inc. * (a)                                                      400                     416
EMC Corp.                                                               11,772                 158,216
Emulex Corp.                                                               515                  20,348
Enterasys Networks, Inc. *                                               1,207                  10,682
Extreme Networks, Inc. * (a)                                               746                   9,623
Falconstor Software, Inc. * (a)                                            100                     906
FEI Company * (a)                                                          260                   8,193
FileNET Corp. *                                                            477                   9,678
Fourthstage Technologies, Inc.                                              33                       7
FSI International, Inc. *                                                  169                   1,558
Gateway, Inc.                                                            1,817                  14,609
General Magic, Inc. *                                                      200                      78
Gerber Scientific, Inc. *                                                  171                   1,590
GTECH Holdings Corp. *                                                      96                   4,348
Handspring, Inc. (a)                                                       546                   3,680
Helix Technology Corp. *                                                   100                   2,255
Henry, Jack & Associates, Inc.                                             421                   9,195
Hewlett-Packard Company                                                 10,383                 213,267
Hutchinson Technology, Inc. *                                              100                  $2,322
Hypercom Corp.                                                             183                   1,372
IBM Corp. *                                                              9,286               1,123,235
Infocus Corp.                                                              151                   3,325
Ingram Micro, Inc., Class A *                                              291                   5,040
Integrated Circuit Systems, Inc. * (a)                                     326                   7,364
Intergraph Corp.                                                           200                   2,748
Interland, Inc. *                                                          414                     874
International Fibercom, Inc. *                                             100                      25
INVESTools, Inc. *                                                          55                      32
Iomega Corp. *                                                             215                   1,795
Ixia *                                                                     237                   3,045
Juniper Networks, Inc. *                                                 1,901                  36,024
Lexmark International Group, Inc., Class A                                 726                  42,834
Maxim Integrated Products, Inc.                                          1,713                  89,950
Maxtor Corp.                                                             1,484                   9,409
McDATA Corp., Class A *                                                    743                  18,203
Mechanical Technology, Inc.                                                199                     545
Mercury Computer Systems, Inc.                                             100                   3,911
Metro One Telecomm, Inc. * (a)                                             141                   4,265
Micros Systems, Inc. *                                                     277                   6,953
Microtune, Inc.                                                            317                   7,437
MTS Systems Corp.                                                          169                   1,709
Myrient, Inc.                                                              100                      10
National Instruments Corp. (a)                                             421                  15,771
NetIQ Corp.                                                                435                  15,338
Netro Corp. *                                                              237                     870
New Horizons Worldwide, Inc.                                               100                   1,150
Nuance Communications, Inc. *                                              111                   1,010
ONI Systems Corp. * (a)                                                    610                   3,825
Oplink Communications, Inc.                                                670                   1,263
Optical Cable Corp. (a)                                                    250                     407
Packeteer, Inc. (a)                                                        100                     737
Palm, Inc.                                                               4,443                  17,239
PEC Solutions, Inc. * (a)                                                  256                   9,628
Perot Systems Corp., Class A *                                             767                  15,662
Pinnacle Systems, Inc.                                                     179                   1,421
Pitney Bowes, Inc.                                                       1,253                  47,125
Pixar *                                                                    259                   9,314
Plexus Corp.                                                               200                   5,312
Predictive Systems, Inc.                                                   100                     196
Quantum Corp.                                                              618                   6,087
Quintus Corp. * (a)                                                        100                       5
Radiant Systems, Inc. * (a)                                                100                   1,150
Read Rite Corp. *                                                          683                   4,515
Redback Networks, Inc. * (a)                                               666                   2,631
Riverstone Networks, Inc. * (a)                                            595                   9,877
Robotic Vision Systems, Inc. *                                             218                     244
Sandisk Corp.                                                              342                   4,925
Socket Communications, Inc. *                                              179                     301
Spectralink Corp.                                                          100                   1,713
Spectrasite Holdings, Inc. (a)                                             638                   2,290
Standard Microsystems Corp. *                                              100                   1,552
Storage Technology Corp.                                                   733                  15,151
Stratos Lightwave, Inc. *                                                  537                   3,303
Sun Microsystems, Inc.                                                  17,403                 214,057
Sybase, Inc. *                                                             894                  14,089
TALX Corp. *                                                               306                   7,644
Tech Data Corp.                                                            248                  10,733
Tellium, Inc. (a)                                                          470                   2,928
Tenfold Corp. *                                                            100                      66
Teraforce Technology Corp. *                                               300                      25
Transmeta Corp. *                                                          733                   1,679
Tricord Systems, Inc.                                                      100                     120

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED

Turnstone Systems, Inc. *                                                  200                    $794
Universal Access Global Holdings, Inc. *                                   430                   2,017
Universal Display Corp. * (a)                                              100                     910
VA Linux Systems, Inc. * (a)                                               215                     527
Verity, Inc. *                                                             397                   8,039
Video Network Communications *                                             179                      86
Virage Logic Corp. *                                                       107                   2,058
Visual Networks, Inc. * (a)                                                100                     462
Wave Systems Corp. (a)                                                     236                     529
Western Digital Corp. *                                                  2,066                  12,954
Western Multiplex Corp., Class A *                                         632                   3,413
White Electronic Designs Corp.                                             171                   1,052
Wind River Systems, Inc. * (a)                                             479                   8,579
Witness Systems, Inc. *                                                    100                   1,332
WJ  Communication, Inc. * (a)                                              256                     934
Xerox Corp. * (a)                                                        3,756                  39,138
Xybernaut Corp. * (a)                                                      224                     533
                                                                                           -----------
                                                                                             3,711,533

CONSTRUCTION MATERIALS - 0.29%

Applied Industrial Technologies, Inc. *                                    100                   1,865
Centex Construction Products, Inc. *                                       100                   3,205
Clarcor, Inc. *                                                            148                   4,018
Columbus McKinnon Corp. *                                                  100                   1,025
Comfort Systems USA, Inc. *                                                260                     962
Dal-Tile International, Inc. *                                             200                   4,650
Fastenal Company * (a)                                                     192                  12,755
Florida Rock Industries, Inc. *                                            150                   5,487
Forest City Enterprises, Inc. *                                            192                   7,430
Granite Construction, Inc. *                                               150                   3,612
Griffon Corp. *                                                            225                   3,375
Insituform Technologies, Inc., Class A (a)                                 100                   2,558
JLG Industries, Inc.                                                       171                   1,821
Lafarge Corp.                                                              259                   9,731
Martin Marietta Materials, Inc.                                            278                  12,955
Masco Corp.                                                              2,416                  59,192
Noland Company *                                                           100                   2,913
Oshkosh Truck Corp., Class B                                               100                   4,875
Regal Beloit Corp. *                                                       100                   2,180
Roper Industries, Inc. *                                                   137                   6,782
Shaw Group, Inc. * (a)                                                     166                   3,901
Sherwin-Williams Company *                                                 807                  22,192
Simpson Manufacturing, Inc. *                                               88                   5,042
SpeedFam-IPEC, Inc. *                                                      163                     486
Terex Corp. *                                                              100                   1,754
Trinity Industries, Inc. *                                                 346                   9,401
United States Aggregates, Inc. *                                           100                       4
USG Corp. * (a)                                                            100                     572
Vulcan Materials Company                                                   557                  26,703
Washington Group International, Inc. (a)                                   200                       2
                                                                                           -----------
                                                                                               221,448

CONSTRUCTION & MINING EQUIPMENT - 0.19%

Astec Industries, Inc. * (a)                                               100                   1,446
Buckeye Partners, LP *                                                     193                   7,234
Carbo Ceramics, Inc. *                                                     150                   5,874
Caterpillar, Inc. *                                                      1,759                  91,908
CDI Corp. *                                                                100                   1,900
Dril-Quip, Inc. * (a)                                                      100                   2,410
Friede Goldman Halter, Inc.                                                100                      19
Gulf Islands Fabrication, Inc.                                             100                   1,251
Kaman Corp., Class A *                                                     100                   1,560
Offshore Logistics, Inc. *                                                 100                   1,776
Parker Drilling Company                                                    498                   1,837
RPC, Inc. *                                                                238                   4,201
The Stanley Works *                                                        511                 $23,797
VIPC Communications, Inc. *                                                200                      16
W H Energy Services, Inc. *                                                123                   2,343
Williams Industies, Inc. *                                                 175                     840
                                                                                           -----------
                                                                                               148,412

CONTAINERS & GLASS - 0.18%

Ball Corp. *                                                               100                   7,070
Bemis, Inc.                                                                259                  12,738
Crown Cork & Seal, Inc. *                                                  482                   1,224
Earthshell Corp. * (a)                                                     511                   1,022
Gaylord Container Corp., Class A                                           200                     202
Greif Brothers Corp., Class A *                                            241                   7,941
Longview Fibre Company *                                                   200                   2,362
Mobile Mini, Inc. * (a)                                                    202                   7,902
Owens-Illinois, Inc. *                                                     620                   6,194
Packaging Corp., America *                                                 413                   7,496
Pactiv Corp. *                                                           1,056                  18,744
Sealed Air Corp. * (a)                                                     382                  15,593
Silgan Holdings, Inc. (a)                                                  100                   2,616
Smurfit-Stone Container Corp. *                                          1,298                  20,729
Sonoco Products Company *                                                  386                  10,260
Temple-Inland, Inc. *                                                      265                  15,033
West Pharmaceutical Services, Inc. * (a)                                   100                   2,660
                                                                                           -----------
                                                                                               139,786

COSMETICS & TOILETRIES - 1.58%

Alberto Culver Company, Class B (a)                                        239                  10,693
Avon Products, Inc.                                                      1,316                  61,194
Colgate-Palmolive Company *                                              2,983                 172,268
Estee Lauder Companies, Inc., Class A *                                    679                  21,769
Gillette Company                                                         5,786                 193,252
Helen Troy, Ltd. *                                                         233                   2,892
Intermediate Parfums, Inc. *                                               225                   1,690
International Flavors & Fragrances, Inc.                                   621                  18,450
Kimberly-Clark Corp. *                                                   2,799                 167,380
Nu Skin Enterprises, Inc., Class A                                         179                   1,566
Procter & Gamble Company *                                               6,950                 549,953
Regis Corp. *                                                              388                  10,003
Revlon, Inc., Class A * (a)                                                175                   1,166
                                                                                           -----------
                                                                                             1,212,276

CRUDE PETROLEUM & NATURAL GAS - 0.25%

Burlington Resources, Inc. *                                             1,206                  45,273
Cabot Oil & Gas Corp., Class A                                             100                   2,405
EOG Resources, Inc. *                                                      692                  27,064
Evergreen Resources, Inc. *                                                100                   3,861
Helmerich & Payne, Inc. *                                                  193                   6,442
Key Energy Services, Inc.                                                  368                   3,386
National Oilwell, Inc. *                                                   340                   7,007
Nuevo Energy Company *                                                     100                   1,500
Occidental Petroleum Corp.                                               1,798                  47,701
Patterson Energy, Inc. *                                                   347                   8,089
Pioneer Natural Resources Company                                          586                  11,286
Sunoco, Inc. *                                                             416                  15,534
TEPPCO Partners LP *                                                       326                   9,780
                                                                                           -----------
                                                                                               189,328

DOMESTIC OIL - 0.86%

Amerada Hess Corp.                                                         430                  26,875
Anadarko Petroleum Corp.                                                 1,311                  74,530
Ashland, Inc. *                                                            243                  11,197
Berry Petroleum Company, Class A                                           469                   7,363
Chesapeake Energy Corp. *                                                  943                   6,233
Conoco, Inc. *                                                           3,183                  90,079
Denbury Resources, Inc.                                                    262                   1,915

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
DOMESTIC OIL - CONTINUED

Devon Energy Corp. * (a)                                                   721                 $27,867
Encore Aquisition Company *                                                348                   4,632
Energy Partners, Ltd. *                                                    377                   2,846
Energysouth, Inc. *                                                        100                   2,405
Enterprise Products Partners LP *                                          224                  10,539
Forest Oil Corp. *                                                         371                  10,466
Freeport McMoran Copper & Gold, Inc., Class B * (a)                        843                  11,288
Frontier Oil Corp. *                                                       100                   1,664
Giant Industries, Inc. *                                                   100                     923
Grey Wolf, Inc.                                                            796                   2,364
Holly Corp. *                                                              200                   3,850
Houston Exploration Company                                                100                   3,358
Kerr-McGee Corp. *                                                         531                  29,099
Key Production, Inc.                                                       100                   1,700
Magnum Hunter Resources, Inc. * (a)                                        806                   6,690
Maverick Tube Corp. *                                                      100                   1,295
Maynard Oil Company                                                        100                   1,948
McMoran Exploration Company                                                100                     579
Mitchell Energy & Development Corp., Class A                               200                  10,660
Murphy Oil Corp. * (a)                                                     221                  18,573
Noble Affiliates, Inc. *                                                   348                  12,281
Oil States International, Inc.                                             522                   4,750
Patina Oil & Gas Corp.                                                     100                   2,750
Phillips Petroleum Company *                                             2,010                 121,123
Plains Resources, Inc.                                                     100                   2,461
Pogo Producing Company *                                                   208                   5,464
Quicksilver Resources, Inc. *                                              426                   8,115
Remington Oil Gas Corp. *                                                  200                   3,460
Seven Seas Petroleum, Inc. * (a)                                           274                     578
Spinnaker Exploration Company                                              100                   4,116
St. Mary Land & Exploration Company                                        252                   5,340
Stone Energy Corp. *                                                       139                   5,491
Swift Energy Company *                                                     100                   2,020
Syntroleum Corp.                                                           168                   1,193
Tom Brown, Inc.                                                            152                   4,106
Ultramar Diamond Shamrock Corp. (a)                                        363                  17,961
Unit Corp. *                                                               100                   1,290
Unocal Corp. *                                                           1,211                  43,681
Valero Energy Corp. * (a)                                                  341                  12,999
Vintage Petroleum, Inc. *                                                  566                   8,179
Westport Resources Corp.                                                   320                   5,552
Williams Clayton Energy, Inc. *                                            100                   1,310
Wiser Oil Company, Delaware *                                              136                     728
World Fuel Services Corp. *                                                 58                   1,061
XTO Energy, Inc. *                                                         794                  13,895
                                                                                           -----------
                                                                                               660,842

DRUGS & HEALTH CARE - 4.56%

Abbott Laboratories                                                      8,265                 460,774
Abiomed, Inc. * (a)                                                        362                   5,727
Accredo Health, Inc. * (a)                                                 212                   8,416
Aclara Biosciences, Inc. *                                                 100                     507
Advanced Tissue Sciences, Inc. *                                           321                   1,400
Aetna United States Healthcare, Inc.                                       755                  24,907
Albany Molecular Research, Inc. * (a)                                      312                   8,265
Alkermes, Inc. * (a)                                                       519                  13,681
Allergan, Inc.                                                             668                  50,133
Alliance Imaging, Inc. *                                                   179                   2,184
ALPHARMA, Inc., Class A * (a)                                              146                   3,862
American Home Products Corp. *,                                          7,026                 431,115
AmeriPath, Inc. *                                                          213                   6,818
AmerisourceBergen Corp.                                                    500                  31,775
Amsurg Corp. *                                                             180                   4,892
Amylin Pharmaceuticals, Inc. * (a)                                         279                  $2,550
Andrx Corp. *                                                              363                  25,559
Antigenics, Inc. (a)                                                       100                   1,640
Aphton Corp. * (a)                                                         100                   1,460
Apogent Technologies, Inc. *                                               597                  15,403
Applera Corp., Celera Genomics                                             377                  10,062
Aradigm Corp. * (a)                                                        100                     710
Ariad Pharmaceuticals, Inc. *                                              100                     533
Arqule, Inc. *                                                             246                   4,182
Arrow International, Inc. (a)                                              100                   3,994
Atrix Labatories, Inc. *                                                   276                   5,688
ATS Medical, Inc. *                                                        100                     530
Avant Immunotherapeutics, Inc. * (a)                                       304                   1,219
Axonyx, Inc. *                                                             100                     352
Barr Laboratories, Inc. (a)                                                231                  18,332
Bausch & Lomb, Inc.                                                        400                  15,064
Beckman Coulter, Inc. *                                                    297                  13,157
Becton Dickinson & Company *                                             1,320                  43,758
Beverly Enterprises, Inc.                                                  400                   3,440
Bico Inc.                                                                3,100                      92
Bio Technology General Corp. *                                             200                   1,646
Bio-Rad Laboratories, Inc., Class A *                                      108                   6,836
Biomarin Pharmaceutical, Inc. * (a)                                        155                   2,083
Biopure Corp., Class A * (a)                                               100                   1,421
Biosite Diagnostics, Inc. *                                                125                   2,296
Boston Scientific Corp.                                                  2,258                  54,463
Bristol-Myers Squibb Company *                                          10,379                 529,329
Britesmile, Inc. (a)                                                       421                   2,105
C.R. Bard, Inc. *                                                          249                  16,060
Cardinal Health, Inc.                                                    2,382                 154,020
Cardiodynamics International Corp. (a)                                     263                   1,738
Caremark Rx, Inc. *                                                      1,110                  18,104
Celgene Corp. * (a)                                                        415                  13,247
Cell Genesys, Inc. (a)                                                     376                   8,738
Cell Pathways, Inc. * (a)                                                  100                     696
Cell Therapeutics, Inc. * (a)                                              142                   3,428
Celsion Corp. *                                                            200                     132
Cephalon, Inc. (a)                                                         254                  19,199
Cerus Corp. * (a)                                                           98                   4,484
Charles River Laboratories International, Inc. *                           235                   7,868
Chromavision Medical Systems, Inc. * (a)                                   164                     736
CIMA Laboratories, Inc. *                                                  100                   3,615
Closure Medical Corp. *                                                    100                   2,336
Cobalt Corp.                                                               100                     638
Coherent, Inc. *                                                           100                   3,092
Colormax Technologies, Inc.                                                100                       2
Columbia Laboratories, Inc. * (a)                                          156                     538
Conmed Corp. *                                                             150                   2,994
Connetics Corp.                                                            152                   1,809
Cooper Company, Inc. * (a)                                                 105                   5,248
Corixa Corp. * (a)                                                         200                   3,014
Corvas International, Inc. (a)                                             100                     655
Covance, Inc. *                                                            434                   9,852
Coventry Helath Care, Inc. *                                               483                   9,636
Cryolife, Inc. *                                                           150                   4,500
Curagen Corp. *                                                            271                   6,062
Curis, Inc. *                                                              145                     813
CV Therapeutics, Inc. *                                                    100                   5,202
Cyber Care, Inc. * (a)                                                     310                     298
Cyberonics, Inc. *                                                         100                   2,653
Cygnus, Inc. *                                                             100                     525
Cytogen Corp. *                                                            392                   1,180
Datascope Corp. *                                                          124                   4,206
Daxor Corp. *                                                              100                   1,959

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
DRUGS & HEALTH CARE - CONTINUED

DENTSPLY International, Inc. *                                             251                 $12,600
Diagnostic Products Corp. *                                                200                   8,790
Diametrics Medical, Inc. *                                                 221                   1,251
Digene Corp. *                                                             147                   4,337
Diversa Corp. *                                                            100                   1,415
Drugstore.com, Inc. * (a)                                                  200                     390
Duane Reade, Inc. *                                                        100                   3,035
Durect Corp., Inc.                                                         435                   5,042
eBenX, Inc. * (a)                                                          100                     407
Edwards Lifesciences Corp. *                                               251                   6,935
Embrex, Inc. *                                                             100                   1,790
Emisphere Technologies, Inc. * (a)                                         100                   3,191
Endo Pharmaceutical Holdings, Inc. *                                       922                  10,760
Endocare, Inc. * (a)                                                       100                   1,793
Enzo Biochem, Inc. * (a)                                                   105                   2,468
Enzon, Inc. (a)                                                            198                  11,143
Express Scripts, Inc., Class A * (a)                                       500                  23,380
First Health Group Corp. *                                                 474                  11,727
Fusion Medical Technologies, Inc. (a)                                      100                     573
Gene Logic, Inc. * (a)                                                     100                   1,884
Genelabs Technologies, Inc. *                                              200                     370
Genencor International, Inc. * (a)                                         343                   5,474
Genome Therapeutics Corp. * (a)                                            100                     681
Genta, Inc. * (a)                                                          242                   3,444
Genzyme Corp. *                                                          1,063                  63,631
Genzyme Transgenics Corp. *                                                100                     582
Geron Corp. * (a)                                                          100                     870
Guidant Corp. *                                                          1,642                  81,772
Health Net, Inc.                                                           587                  12,785
Hemispherx Biopharma, Inc.                                                 186                     837
Henry Schein, Inc.                                                         274                  10,146
Hillenbrand Industries, Inc. *                                             265                  14,647
Humana, Inc.                                                               979                  11,542
I-STAT Corp. * (a)                                                         100                     789
ICOS Corp. *                                                               299                  17,175
IDEXX Laboratories, Inc. *                                                 281                   8,011
IDX Systems Corp. (a)                                                      100                   1,301
IGEN International, Inc. * (a)                                             100                   4,010
ILEX Oncology, Inc.                                                        100                   2,704
Illumina, Inc. * (a)                                                       401                   4,716
Imaging Diagnostic Systems, Inc. *                                         300                     144
ImClone Systems, Inc. * (a)                                                444                  20,628
Immune Response Corp., Delaware * (a)                                      100                     134
Immunogen, Inc. *                                                          158                   2,620
Immunomedics, Inc. * (a)                                                   215                   4,356
Impath, Inc. * (a)                                                         114                   5,074
Impax Laboratories, Inc. * (a)                                             384                   5,161
IMS Health, Inc.                                                         1,497                  29,206
INAMED Corp. *                                                             100                   3,007
Inhale Therapeutic Systems, Inc. * (a)                                     200                   3,710
Integra Lifesciences Holdings, Inc. * (a)                                  241                   6,348
International Specialty Products, Inc. *                                   304                   2,721
Intrabiotics Pharmaceuticals, Inc. *                                       100                     273
Intuitive Surgical, Inc. *                                                 372                   3,731
Invacare Corp. *                                                           233                   7,854
Ivax Corp.                                                                 990                  19,939
K-V Pharmaceutical Company, Class A                                        232                   6,844
Kos Pharmaceuticals, Inc. * (a)                                            100                   3,460
Labone, Inc. * (a)                                                         100                   1,540
Landauer, Inc.                                                             100                   3,385
LCA Vision, Inc. *                                                         273                     240
Lexicon Genetics, Inc.                                                     450                   5,193
Lifepoint Hospitals, Inc.                                                  138                   4,698
Lincare Holdings, Inc. *                                                   484                  13,867
Luminex Corp., Delaware * (a)                                              195                  $3,307
Magellan Health Services, Inc.                                             366                   2,324
Manor Care, Inc. *                                                         610                  14,463
Maxygen, Inc. *                                                            457                   8,029
Medarex, Inc. *                                                            386                   6,933
Medtronic, Inc.                                                          6,445                 330,048
Mentor Corp. * (a)                                                         100                   2,856
MGI Pharma, Inc. * (a)                                                     100                   1,528
Mid-Atlantic Medical Services, Inc. *                                      200                   4,540
Miravant Medical Technologies                                              100                     961
Molecular Devices Corp. (a)                                                103                   2,150
Mylan Laboratories, Inc.                                                   636                  23,850
Myriad Genetics, Inc.                                                      170                   8,949
NABI, Inc.                                                                 221                   2,281
Nanogen, Inc. *                                                            100                     577
NaPro BioTherapeutics, Inc. (a)                                            587                   6,692
NBTY, Inc.                                                                 264                   3,089
NDCHealth Corp.                                                            257                   8,879
NeoPharm, Inc. * (a)                                                       350                   8,768
NeoRx Corp.                                                                100                     577
Neurogen Corp. *                                                           100                   1,748
Nexell Therapeutics, Inc. (a)                                               75                     107
Northfield Laboratories, Inc. (a)                                          100                     858
Novoste Corp.                                                              166                   1,451
Ocular Sciences, Inc.                                                      100                   2,330
Omega Healthcare Investors, REITS                                          200                   1,204
Orasure Technologies, Inc. * (a)                                           438                   5,322
Organogenesis, Inc. (a)                                                    161                     773
Orthodontic Centers America, Inc. (a)                                      353                  10,766
Osteotech, Inc.                                                            100                     555
Owens & Minor, Inc.                                                        165                   3,053
Oxford Health Plans, Inc.                                                  567                  17,089
Pacificare Health Systems, Inc. (a)                                        100                   1,600
Parexel International Corp.                                                100                   1,435
Patterson Dental Company *                                                 294                  12,033
Pediatrix Med Group, Inc. (a)                                              166                   5,631
Peregrine Pharmaceuticals, Inc.                                            300                   1,029
Perrigo Company                                                            301                   3,558
Pharmaceutical Resources, Inc.                                             150                   5,070
Pharmacopeia, Inc. *                                                       100                   1,389
Pharmacyclics, Inc. * (a)                                                  178                   1,769
Pharmos Corp. (a)                                                          320                     752
Polymedica Corp. * (a)                                                     116                   1,926
Practiceworks, Inc. *                                                       98                     977
Praecis Pharmaceuticals, Inc. *                                            373                   2,171
Prime Hospitality Corp. *                                                  200                   2,210
Priority Healthcare Corp., Class B *                                       200                   7,038
PSS World Med, Inc. *                                                      354                   2,889
Psychemedics Corp. *                                                     1,373                   5,629
Quest Diagnostics, Inc. *                                                  488                  34,994
Quidel Corp. *                                                             234                   1,799
Quintiles Transnational Corp. *                                            592                   9,502
Rehabcare Group, Inc. * (a)                                                113                   3,345
Renal Care Group, Inc. *                                                   326                  10,465
ResMed, Inc. * (a)                                                         133                   7,171
Resources Care, Inc. (a)                                                   100                     885
Respironics, Inc. *                                                        100                   3,464
Ribozyme Pharmaceuticals, Inc. * (a)                                       100                     457
Rightchoice Manage Care, Inc. *                                            143                  10,009
Sangstat Medical Corp. * (a)                                               100                   1,964
SciClone Pharmaceuticals, Inc. (a)                                         171                     513
Scios, Inc. * (a)                                                          200                   4,754
Sepracor, Inc. * (a)                                                       436                  24,878
Sequenom, Inc. (a)                                                         100                   1,067

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
DRUGS & HEALTH CARE - CONTINUED

Sicor, Inc. *                                                              436                  $6,836
Sola International, Inc. *                                                 379                   7,353
Specialty Laboratories, Inc. * (a)                                         144                   3,959
STAAR Surgical Company *                                                   100                     385
STERIS Corp. *                                                             290                   5,298
Stryker Corp. *                                                          1,066                  62,222
Sunrise Assisted Living, Inc. * (a)                                        100                   2,911
Sunrise Technologies International, Inc. * (a)                             200                      48
Supergen, Inc. *                                                           100                   1,432
Sybron Dental Specialties, Inc. *                                          356                   7,682
Syncor International Corp. * (a)                                           183                   5,241
Targeted Genetics Corp.                                                    226                     612
Texas Biotechnology Corp. *                                                207                   1,346
Theragenics Corp. * (a)                                                    160                   1,578
Therasense, Inc. * (a)                                                     299                   7,415
Thoratec Labs Corp. *                                                      278                   4,726
Titan Pharmaceuticals, Inc. *                                              100                     981
Trigon Healthcare, Inc. *                                                  145                  10,070
Twinlab Corp. *                                                            188                     254
United Surgical Partners * (a)                                             293                   6,197
United Therapeutics Corp.,  Delaware (a)                                   100                   1,041
US Oncology, Inc. * (a)                                                    375                   2,828
Valentis, Inc.                                                             170                     527
Vasomedical, Inc. *                                                        310                   1,147
Vaxgen, Inc. * (a)                                                         100                   1,160
Ventana Medical Systems, Inc.                                              168                   3,800
Versicor, Inc. *                                                           124                   2,523
Vical, Inc. *                                                              100                   1,224
Vidamed, Inc. *                                                            199                   1,556
VISX, Inc. *                                                               253                   3,352
Vital Signs, Inc. *                                                        100                   3,490
VitalWorks, Inc. *                                                         100                     565
Vivus, Inc. *                                                              185                     901
Von Pharmaceuticls, Inc. *                                                 100                     441
Wilson Greatbatch Technologies, Inc. *                                      91                   3,285
Wright Medical Group, Inc. *                                               429                   7,679
XOMA, Ltd. *                                                               282                   2,778
Young Innovations, Inc. *                                                  100                   2,595
Zevex International, Inc. *                                                 75                     210
Zila, Inc. *                                                               295                     708
Zoll Medical Corp. * (a)                                                   177                   6,892
Zonagen, Inc. * (a)                                                        110                     770
                                                                                           -----------
                                                                                             3,498,616

EDUCATIONAL SERVICES - 0.07%

Apollo Group, Inc., Class A *                                              609                  27,411
Edison Schools, Inc., Class A * (a)                                        263                   5,168
Education Management Corp. *                                               235                   8,519
Strayer Education, Inc. (a)                                                100                   4,872
Sylvan Learning Systems, Inc.                                              200                   4,414
                                                                                           -----------
                                                                                                50,384

ELECTRICAL EQUIPMENT - 3.39%

A.O. Smith Corp. *                                                         100                   1,950
Active Power, Inc. * (a)                                                   215                   1,462
Advanced Energy Industries, Inc. * (a)                                     135                   3,596
American Power Conversion Corp. *                                        1,317                  19,044
AMETEK, Inc. *                                                             154                   4,911
Anaren Microwave, Inc. *                                                   110                   1,905
Anixter International, Inc. *                                              156                   4,526
Artesyn Technologies, Inc. *                                               159                   1,480
Audiovox Corp., Class A *                                                  100                     746
AVX Corp.                                                                  946                  22,316
Baldor Electric Company                                                    100                   2,090
Barnes Group, Inc. * (a)                                                   161                   3,862
Belden, Inc. *                                                             100                  $2,355
C-COR.Net Corp.                                                            100                   1,457
Cable Design Technologies Corp. *                                          490                   6,703
Capstone Turbine Corp. *                                                   328                   1,774
Catalytica Energy Systems, Inc. *                                          332                   1,517
Centraxx, Inc. *                                                           100                       1
Cohu, Inc. *                                                               100                   1,975
Cooper Industries, Inc.                                                    557                  19,450
Dauphin Technology, Inc. *                                                 200                     216
Dupont Photomasks, Inc.                                                     85                   3,693
Electro Scientific Industries, Inc. * (a)                                  100                   3,001
Emerson Electric Company                                                 2,297                 131,159
FLIR Systems, Inc.                                                          54                   2,048
General Cable Corp. *                                                      174                   2,279
General Electric Company *                                              53,297               2,136,144
Genlyte Group, Inc. *                                                      100                   2,976
Harman International Industries, Inc.                                      129                   5,818
Hubbell, Inc., Class B                                                     258                   7,580
Johnson Controls, Inc.                                                     470                  37,953
Littelfuse, Inc.                                                           100                   2,624
Magnetek, Inc.                                                             100                     901
Methode Electronics, Inc., Class A                                         100                     800
Millipore Corp.                                                            214                  12,990
Molex, Inc. * (a)                                                        1,038                  32,126
NCT Group, Inc. *                                                        1,000                      85
Plug Power, Inc. * (a)                                                     193                   1,687
Powell Industries, Inc. (a)                                                100                   1,877
Power-One, Inc. * (a)                                                      300                   3,123
Rayovac Corp. * (a)                                                        421                   7,410
SLI, Inc.                                                                  100                     261
SPS Technologies, Inc. *                                                   122                   4,260
Symbol Technologies, Inc. *                                              1,227                  19,485
Tektronix, Inc.                                                            690                  17,788
Teleflex, Inc.                                                             155                   7,333
Thomas Industries, Inc. *                                                  100                   2,500
Twin Disc, Inc. *                                                          100                   1,399
UCAR International, Inc.                                                   168                   1,798
Universal Electronics, Inc. *                                              100                   1,721
Vicor Corp. *                                                              262                   4,244
W.H. Brady Company, Class A *                                              100                   3,660
W.W. Grainger, Inc. *                                                      560                  26,880
Waters Instruments, Inc.                                                    98                     823
Watsco, Inc.                                                               164                   2,329
Wesco International, Inc. *                                                164                     812
Woodhead Industries, Inc.                                                   76                   1,207
Xetel Corp. *                                                              159                      99
                                                                                           -----------
                                                                                             2,596,209

ELECTRIC UTILITIES - 1.92%

Allegheny Energy, Inc. *                                                   598                  21,660
Allete, Inc. *                                                             542                  13,658
Alliant Corp. * (a)                                                        372                  11,294
Ameren Corp. *                                                             698                  29,525
American Electric Power, Inc. *                                          1,693                  73,696
Avista Corp. *                                                             374                   4,959
Baycorp Holdings, Ltd.                                                     875                   8,225
Black Hills Corp. *                                                        100                   3,384
Central Vermont Public Service Corp. *                                     200                   3,340
CH Energy Group, Inc. * (a)                                                100                   4,347
Cinergy Corp.                                                              743                  24,838
Cleco Corp. *                                                              200                   4,394
CMS Energy Corp. *                                                         902                  21,675
Conectiv, Inc. *                                                           592                  14,498
Connecticut Water Service, Inc.                                            246                   7,274

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
ELECTRIC UTILITIES - CONTINUED

Consol Energy, Inc. *                                                      383                  $9,514
Consolidated Edison, Inc. *                                              1,023                  41,288
Constellation Energy Group, Inc. *                                         792                  21,028
Dominion Resources, Inc.                                                 1,365                  82,036
DPL, Inc. *                                                                813                  19,577
DQE, Inc. * (a)                                                            522                   9,881
DTE Energy Company *                                                       849                  35,607
Duke Energy Company *                                                    4,187                 164,382
Edison International *                                                   2,118                  31,982
El Paso Electric Company *                                                 703                  10,194
Empire District Electric Company *                                         100                   2,100
Exelon Corp. *                                                           1,653                  79,146
FirstEnergy Corp. *                                                      1,452                  50,791
Florida Public Utilities Company                                           475                   8,184
FPL Group, Inc. *                                                          834                  47,038
Great Plains Energy, Inc. * (a)                                            489                  12,323
Green Mountain Power Corp. *                                               200                   3,730
Hawaiian Electric Industries, Inc.                                         100                   4,028
IDACORP, Inc.                                                              236                   9,582
Madison Gas & Electric Company                                             100                   2,645
Montana Power Company *                                                    543                   3,122
Newpower Holdings, Inc. (a)                                              1,491                   1,103
Niagara Mohawk Holdings, Inc. *                                            844                  14,964
Northeast Utilities                                                        853                  15,038
NSTAR (a)                                                                  255                  11,437
OGE Energy Corp.                                                           522                  12,048
Orion Power Holdings, Inc. (a)                                             697                  18,192
Otter Tail Power Company                                                   100                   2,914
PG&E Corp.                                                               2,034                  39,134
Pinnacle West Capital Corp.                                                476                  19,921
Potomac Electric Power Company (a)                                         536                  12,098
PPL Corp. *                                                                736                  25,650
Progress Energy, Inc. *                                                  1,136                  51,154
Public Service Company of New Mexico                                       114                   3,186
Public Service Enterprise Group, Inc. *                                    900                  37,971
Puget Energy, Inc. * (a)                                                   391                   8,559
Reliant Energy, Inc. *                                                   1,708                  45,296
Reliant Resources,  Inc.                                                   213                   3,517
RGS Energy Group, Inc. *                                                   100                   3,760
Sierra Pacific Resources * (a)                                             614                   9,241
SJW Corp. *                                                                 78                   6,653
Southern Company *                                                       3,512                  89,029
TECO Energy, Inc. *                                                        660                  17,318
The AES Corp. *                                                          2,791                  45,633
Uil Holding Corp. *                                                        142                   7,285
Unisource Energy Corp. *                                                   100                   1,819
Wisconsin Energy Corp.                                                     661                  14,912
WPS Resources Corp. * (a)                                                  100                   3,655
Xcel Energy, Inc. *                                                      1,876                  52,040
York Research Corp., Class A *                                             189                     147
                                                                                           -----------
                                                                                             1,468,619

ELECTRONICS - 1.12%

Adaptec, Inc. *,                                                           813                  11,788
Agilent Technologies, Inc. *                                             2,465                  70,277
Amkor Technology, Inc. * (a)                                               932                  14,940
Amphenol Corp., Class A * (a)                                              222                  10,667
Anadigics, Inc. * (a)                                                      100                   1,525
Analog Devices, Inc. *                                                   1,884                  83,631
Analogic Corp. *                                                           174                   6,701
APW, Ltd. *                                                                242                     404
Arrow Electronics, Inc. *                                                  503                  15,040
AstroPower, Inc. * (a)                                                     172                   6,954
Asyst Technologies, Inc. * (a)                                             100                   1,276
Avid Technology, Inc. *                                                    100                  $1,215
Avnet, Inc.                                                                757                  19,281
Brooks Automation, Inc. (a)                                                155                   6,304
C & D Technologies, Inc.                                                   329                   7,518
Cellstar Corp. * (a)                                                       200                     168
Checkpoint Systems, Inc. * (a)                                             174                   2,332
CTS Corp. *                                                                100                   1,590
Cymer, Inc. *                                                              361                   9,650
DDI Corp. *                                                                405                   3,985
DSP Group, Inc. *                                                          100                   2,326
Electronics For Imaging, Inc. *                                            416                   9,281
Foundry Networks, Inc. * (a)                                               784                   6,390
Franklin Electric, Inc. *                                                   67                   5,494
General Motors Corp., Class H *                                          4,512                  69,710
Glenayre Technologies, Inc. *                                              322                     525
Identix, Inc. * (a)                                                        163                   2,378
Interlogix, Inc. *                                                         162                   6,265
Intermagnetics General Corp. * (a)                                         165                   4,273
Intermediate Telephone, Inc. * (a)                                         100                   1,922
Irvine Sensors Corp. *                                                       5                       6
Itron, Inc. (a)                                                            207                   6,272
Jabil Circuit, Inc. *                                                    1,072                  24,356
Keithley Instruments, Inc.                                                  94                   1,589
Kemet Corp.                                                                484                   8,591
L-3 Communications Holdings, Inc. *                                        249                  22,410
Linear Technology Corp.                                                  1,636                  63,869
Lufkin Industries, Inc.                                                    100                   2,680
Lumenon Innovation Lightwave Technology, Inc. (a)                          100                      58
Microchip Technology, Inc. *                                               640                  24,794
Mirant Corp. *                                                           1,834                  29,381
MTI Technology Corp. * (a)                                                 100                     180
Network Access Solutions Corp. *                                           100                      19
Park Electrochemical Corp.                                                 268                   7,075
Pemstar, Inc. *                                                            467                   5,604
PerkinElmer, Inc.                                                          773                  27,070
Photon Dynamics, Inc. (a)                                                   37                   1,689
Pixelworks, Inc.                                                           199                   3,196
Polycom, Inc. * (a)                                                        581                  19,986
Rockwell International Corp. *                                             917                  16,378
Rogers Corp. *                                                             228                   6,908
Sanmina-SCI Corp.                                                        2,863                  56,974
Sequa Corp., Class A                                                       114                   5,417
Silicon Graphics, Inc. *                                                   818                   1,718
Silicon Storage Technology, Inc.                                           360                   3,470
Simplex Solutions, Inc. (a)                                                261                   4,320
Solectron Corp. *                                                        4,134                  46,632
Somera Communications, Inc. * (a)                                          275                   2,076
Stoneridge, Inc. *                                                         181                   1,647
Sycamore Networks, Inc. *                                                2,459                  13,180
Technitrol, Inc. *                                                         234                   6,463
Technology Solutions Company *                                             326                     724
Thomas & Betts Corp. *                                                     431                   9,116
Trimble Navigation, Ltd. * (a)                                             100                   1,621
United Industrial Corp. *                                                  184                   3,082
Varian, Inc. *                                                             145                   4,704
Verisity, Ltd. *                                                            30                     568
Viasystems Group, Inc. *                                                   659                     415
Vicon Industries, Inc. *                                                   256                   1,190
Video Display Corp. *                                                      101                     535
Viisage Technology, Inc. * (a)                                              94                     917
Vishay Intertechnology, Inc. *                                             861                  16,789
Visionics Corp., Delaware * (a)                                            142                   2,049
Vixel Corp. *                                                              100                     185

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
ELECTRONICS - CONTINUED

Wells-Gardner Electronics Corp. *                                          205                    $574
Wireless Telecom Group, Inc. *                                             221                     628
X-Rite, Inc. *                                                             162                   1,379
Xata Corp. *                                                               126                     548
Xeta Technologies, Inc. *                                                   91                     528
Zebra Technologies Corp., Class A *                                        259                  14,377
Zygo Corp.                                                                  73                   1,161
                                                                                           -----------
                                                                                               858,908

ENERGY - 0.25%

Aquila, Inc., Class A *                                                    267                   4,566
Calpine Corp. * (a)                                                      1,788                  30,020
Covanta Energy Corp. *                                                     200                     904
Energen Corp. *                                                            100                   2,465
Energy East Corp. *                                                        611                  11,603
Entergy Corp.                                                            1,245                  48,692
Fuelcell Energy, Inc.                                                      164                   2,975
MDU Resources Group, Inc. *                                                253                   7,122
NRG Energy, Inc. *                                                         234                   3,627
TXU Corp.                                                                1,226                  57,806
Utilicorp United, Inc.                                                     758                  19,079
                                                                                           -----------
                                                                                               188,859

FINANCIAL SERVICES - 7.68%

A.G. Edwards, Inc. *                                                       499                  22,041
Ace Cash Express, Inc. *                                                   100                     940
Advanta Corp., Class A * (a)                                               518                   5,149
Aegis Realty, Inc. *                                                       928                  10,384
Alliance Capital Management Holding LP                                     400                  19,328
Allied Capital Corp.                                                       528                  13,728
Ambac Financial Group, Inc.                                                530                  30,666
Amcore Financial, Inc. *                                                   100                   2,235
America First Mortgage Investments, Inc.                                   200                   1,750
American Express Company *,                                              7,249                 258,717
American Insured Mortgage, Series 86, LP                                 2,071                   7,186
American Insured Mortgage, Series 88, LP                                 1,452                   7,696
American Residential Investment Trust *                                    100                     210
Americredit Corp. *                                                        376                  11,863
Ameritrade Holding Corp., Class A *                                        693                   4,103
Amresco Capital Trust SBI *                                              5,382                   7,104
Annaly Mortgage Management, Inc., REIT                                     100                   1,600
Arthur J. Gallagher & Company                                              494                  17,038
Bank of America Corp.                                                    8,570                 539,481
Banyan Strategic Realty Trust, SBI                                         300                     225
Bear Stearns Companies, Inc.                                               487                  28,558
BNP Residential Properties, Inc. *                                         876                   9,032
BP Prudhoe Bay Royalty Trust SBI (a)                                       100                   1,485
BRT Realty Trust SBI                                                       855                  10,269
Capital One Financial Corp.                                              1,073                  57,888
Cash America International, Inc.                                           154                   1,309
Charter Municipal Mortgage Acceptance Company, SBI                         336                   5,460
Charter One Financial, Inc. *                                            1,113                  30,218
Citigroup, Inc.                                                         26,959               1,360,890
Clark/Bardes, Inc. *                                                       318                   8,023
Community Financial Group, Inc. *                                          563                   8,586
Compass Bancshares, Inc. *                                                 630                  17,829
Concord EFS, Inc. *                                                      2,676                  87,719
Corporate Office Properties Trust V *                                      200                   2,374
Correctional Properties Trust                                              200                   3,380
Countrywide Credit Industries, Inc. *                                      604                  24,746
Credit Acceptance Corp. *                                                  200                   1,780
Cross Timbers Realty Trust *                                               100                   1,860
Delphi Financial Group, Inc. * (a)                                         100                   3,330
Downey Financial Corp.                                                     105                  $4,331
DVI, Inc. * (a)                                                            100                   1,720
E*TRADE Group, Inc. * (a)                                                2,097                  21,494
Eaton Vance Corp. *                                                        456                  16,211
Equifax, Inc. *                                                            890                  21,493
Equity One, Inc.                                                           242                   3,325
Federal Agricultural Mortgage Corp., Class A *                             214                   6,227
Federal Home Loan Mortgage Corp. *                                       3,692                 241,457
Federal National Mortgage Association *                                  5,346                 425,007
Federated Investors, Inc., Class B *                                       615                  19,606
Fidelity Bancorp, Inc.                                                      50                   1,387
Financial Federal Corp. (a)                                                100                   3,125
FINOVA Group Inc. *                                                        200                     122
First Charter Corp. * (a)                                                  150                   2,671
First Ecom.com, Inc. *                                                     100                      40
First Street BanCorp                                                       100                   2,130
Firstfed Financial Corp.                                                   177                   4,537
Franklin Resources, Inc. *                                               1,448                  51,071
Fulton Financial Corp. *                                                   356                   7,771
Hoenig Group, Inc.                                                         100                   1,048
Household International, Inc.                                            2,449                 141,895
Hugoton Royalty Trust, Texas *                                             200                   2,040
Humphrey Hospitality Trust                                                 300                     885
Impac Mortgage Holdings, Inc. *                                            400                   3,400
International Bancshares Corp. *                                           134                   5,648
Investment Technology Group, Inc. *                                        313                  12,229
Investors Real Estate Trust, SBI *                                         367                   3,450
Istar Financial, Inc. *                                                    430                  10,728
ITLA Capital Corp. *                                                       100                   2,096
J.D. Edwards & Company * (a)                                               963                  15,841
J.P. Morgan Chase & Company                                             10,585                 384,765
Jameson Inns, Inc.                                                         300                   1,185
Jeffries Group, Inc. *                                                     100                   4,231
John Hancock Financial Services, Inc.                                    1,639                  67,691
Jones Lang Lasalle, Inc.                                                   100                   1,805
Keystone Property Trust Corp.                                              100                   1,309
Knight Trading Group, Inc.                                                 595                   6,557
Labranche & Company, Inc. * (a)                                            259                   8,925
Ladenburg Thalmann Financial Services, Inc. * (a)                           38                      33
Legg Mason, Inc. *                                                         334                  16,693
Lehman Brothers Holdings, Inc. *                                         1,369                  91,449
Leucadia National Corp.                                                    211                   6,092
Liberte Investors, Inc.                                                    280                   1,092
Loudeye Technologies, Inc. (a)                                             100                      73
Malan Realty Investments, Inc.                                             765                   5,125
MBIA, Inc.                                                                 723                  38,774
MBNA Corp.                                                               4,493                 158,154
Mellon Financial Corp.                                                   2,586                  97,285
Merrill Lynch & Company, Inc.                                            4,452                 232,038
Metris Companies, Inc. * (a)                                               386                   9,924
Moodys Corp.                                                               828                  33,004
Morgan Stanley Dean Witter & Company                                     5,982                 334,633
National Health Realty, Inc. *                                             300                   4,650
NBT Bancorp, Inc. *                                                        120                   1,739
NCO Group, Inc.                                                            100                   2,290
Neuberger Berman, Inc. *                                                   285                  12,511
New Century Equity Holdings                                                200                     100
Ocwen Financial Corp.                                                      200                   1,696
Onvia Common, Inc. * (a)                                                   200                     108
Peoples Bancshares, Inc. *                                                 100                   2,150
Philips International Realty Corp. *                                     3,179                   7,979
PMC Capital, Inc.                                                          159                   1,127
Providian Financial Corp.                                                1,500                   5,325

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
FINANCIAL SERVICES - CONTINUED

Radian Group, Inc.                                                         484                 $20,788
Regions Financial Corp.                                                  1,185                  35,479
Resource Bancshares Mortgage Group, Inc. *                                 300                   3,438
Roberts Realty Investments, Inc. *                                       1,197                   8,164
Siebert Financial Corp. *                                                  100                     415
Sizeler Property Investments, Inc.                                       1,055                   9,516
SoundVIew Technology Group, Inc. *                                         497                   1,158
Stilwell Financial, Inc.                                                 1,172                  31,902
Student Loan Corp.                                                          76                   6,126
Switchboard, Inc. *                                                        164                     533
SWS Group, Inc. * (a)                                                      297                   7,559
Synovus Financial Corp. *                                                1,494                  37,425
T. Rowe Price Group, Inc.                                                  672                  23,339
Tarragon Realty Investments, Inc. *                                        110                   1,469
The Charles Schwab Corp. *                                               7,701                 119,134
The Goldman Sachs Group, Inc. *                                          1,042                  96,645
The Intercept Group, Inc. * (a)                                            100                   4,090
Thornburg Mortgage Asset Corp. *                                           100                   1,970
Triad Guaranty, Inc.                                                       100                   3,627
UMB Financial Corp. *                                                      176                   7,056
United Community Financial Corp. *                                         200                   1,440
USA Education, Inc.                                                        878                  73,770
Waddell & Reed Financial, Inc., Class A *                                  382                  12,300
Washington Mutual, Inc. *                                                4,633                 151,499
Webster Financial Corp. *                                                  256                   8,072
Wesco Financial Corp. *                                                     41                  12,915
Westcorp, Inc. *                                                           100                   1,867
WFS Financial, Inc. *                                                      100                   2,401
Willis Lease Finance Corp, *                                                76                     353
World Acceptance Corp. *                                                   183                   1,336
Ziegler Companies, Inc. *                                                  100                   1,500
                                                                                           -----------
                                                                                             5,886,963

FOOD & BEVERAGES - 2.86%

Alico, Inc. *                                                              100                   3,135
American Italian Pasta Company, Class A *                                  100                   4,203
Archer-Daniels-Midland Company *                                         3,761                  53,970
Aurora Foods, Inc. * (a)                                                   373                   1,884
Bob Evans Farms, Inc. *                                                    392                   9,631
Bridgford Foods Corp. *                                                    160                   1,920
Campbell Soup Company *                                                  2,049                  61,204
Chiquita Brands International, Inc. *                                      300                     192
Coca-Cola Bottling Company                                                 183                   6,928
Coca-Cola Enterprises, Inc.                                              2,415                  45,740
ConAgra, Inc. *                                                          2,843                  67,578
Constellation Brands, Inc., Class A *                                      162                   6,942
Corn Products International, Inc. *                                        269                   9,482
Dean Foods Company * (a)                                                   197                  13,435
Del Monte Foods Company *                                                  200                   1,702
Dole Food, Inc. *                                                          200                   5,366
Dreyers Grand Ice Cream, Inc. * (a)                                        100                   3,851
Farmer Brothers Company *                                                   21                   5,565
Fleming Companies, Inc. (a)                                                157                   2,905
Flowers Foods, Inc. *                                                       60                   2,395
General Mills, Inc. *                                                    1,850                  96,219
H.J. Heinz Company                                                       1,851                  76,113
Hain Celestial Group, Inc. * (a)                                           354                   9,721
Hershey Foods Corp.                                                        672                  45,494
Hines Horticulture, Inc. *                                                 235                     870
Hormel Foods Corp.                                                         850                  22,840
International Multifoods Corp. *                                           100                   2,390
Interstate Bakeries Corp *                                                 200                   4,836
J. M. Smucker Company                                                      185                   6,545
Kellogg Company *                                                        2,317                  69,742
Kraft Foods, Inc., Class A                                               1,447                 $49,241
Lance, Inc.                                                                176                   2,515
Maui Land & Pineapple, Inc.                                                100                   2,401
McCormick & Company, Inc. *                                                288                  12,087
National Beverage Corp.                                                    167                   1,979
Pepsi Bottling Group, Inc.                                               1,379                  32,407
Pepsiamericas, Inc.                                                        803                  11,081
PepsiCo, Inc.                                                            9,460                 460,607
Performance Food Group Company *                                           232                   8,159
Pilgrims Pride Corp. (a)                                                   184                   2,493
Ralcorp Holdings, Inc.                                                     167                   3,791
Sanderson Farms, Inc.                                                      100                   2,135
Sara Lee Corp. *                                                         4,104                  91,232
Seabord Corp. *                                                             25                   7,650
Sensient Technologies Corp. *                                              163                   3,392
Smithfield Foods, Inc.                                                     644                  14,194
SUPERVALU, Inc.                                                            742                  16,413
SYSCO Corp. *                                                            3,729                  97,774
Tasty Baking Corp. *                                                       100                   1,770
The Coca-Cola Company *                                                 13,330                 628,510
The Steak & Shake Company *                                                204                   2,252
Tootsie Roll Industries, Inc. *                                            206                   8,051
Triarc Companies, Inc., Class A *                                          100                   2,430
Tyson Foods, Inc., Class A *                                             1,811                  20,917
United Natural Foods, Inc. *                                               100                   2,500
Vita Food Products, Inc. *                                                 281                   1,124
Weider Nutrition International, Inc., Class A *                            208                     349
William Wrigley Jr. Company *                                            1,238                  63,596
Yocream International, Inc.                                                175                     613
                                                                                           -----------
                                                                                             2,194,461

FOREST PRODUCTS - 0.02%

Caraustar Industries, Inc.                                                 100                     693
Louisiana Pacific Corp. *                                                  755                   6,372
Pope & Talbot, Inc. *                                                      100                   1,425
Rayonier, Inc.                                                             100                   5,047
Universal Fast Products, Inc. *                                            100                   2,093
Wausau-Mosinee Paper Corp.                                                 200                   2,420
Wickes, Inc.                                                               113                     345
                                                                                           -----------
                                                                                                18,395

FUNERAL SERVICES - 0.01%

Service Corp. International                                              1,167                   5,823
Stewart Enterprises, Inc., Class A                                         424                   2,540
                                                                                           -----------
                                                                                                 8,363

FURNITURE & FIXTURES - 0.07%

Advanced Lighting Technologies, Inc. *                                     100                     150
Chromcraft Revington Inc. *                                                100                   1,078
Ethan Allen Interiors, Inc. *                                              144                   5,989
Furniture Brands International, Inc.                                       183                   5,860
Kimball International, Inc., Class B                                       241                   3,651
La-Z-Boy, Inc. *                                                           506                  11,041
Leggett & Platt, Inc. *                                                  1,080                  24,840
Steelcase, Inc. * (a)                                                      100                   1,472
                                                                                           -----------
                                                                                                54,081

GAS & PIPELINE UTILITIES - 0.74%

AGL Resources, Inc. *                                                      416                   9,576
American Water Works Company, Inc.                                         582                  24,299
Atmos Energy Corp. (a)                                                     411                   8,734
California Water Service Group *                                           100                   2,575
Cascade Natural Gas Corp. *                                                100                   2,205
Chesapeake Utilities Corp. *                                               100                   1,980
Delta Natural Gas, Inc.                                                    417                   8,423

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
GAS & PIPELINE UTILITIES -CONTINUED

Dynegy, Inc., Class A *                                                  1,697                 $43,273
El Paso Corp. *                                                          2,559                 114,157
Enron Corp. * (a)                                                        3,869                   2,321
Equitable Resources, Inc. *                                                398                  13,560
Global Industries, Ltd. *                                                  401                   3,569
Keyspan Corp.                                                              735                  25,468
Kinder Morgan, Inc. *                                                      586                  32,634
National Fuel Gas Company                                                  398                   9,831
New Jersey Resources Corp. *                                               149                   6,973
NICOR, Inc. *                                                              100                   4,164
NiSource, Inc. *                                                         1,021                  23,544
Northwest Natural Gas Company                                              281                   7,166
Northwestern Corp. (a)                                                     100                   2,105
Ocean Energy, Inc. *                                                     1,152                  22,118
ONEOK, Inc.                                                                200                   3,568
Peoples Energy Corp. (a)                                                   100                   3,793
Philadelphia Suburban Corp. (a)                                            236                   5,322
Piedmont Natural Gas, Inc.                                                 100                   3,580
Questar Corp. *                                                            300                   7,515
RGC Resources, Inc. *                                                      395                   7,904
SCANA Corp. *                                                              576                  16,030
Semco Energy, Inc. * (a)                                                   100                   1,075
Sempra Energy                                                              993                  24,378
Shamrock Logistics, LP *                                                   186                   7,449
Southern Union Company * (a)                                               202                   3,810
Southwest Gas Corp. *                                                      100                   2,235
Southwest Water Company *                                                  131                   1,850
Southwestern Energy Company *                                              100                   1,040
TC Pipelines LP *                                                          100                   2,550
The Laclede Group, Inc.                                                    291                   6,955
Transmontaigne, Inc. *                                                     190                   1,036
UGI Corp.                                                                  100                   3,020
Ultra Petroleum Corp.                                                      204                   1,242
Vectren Corp. *                                                            309                   7,410
Western Gas Resources, Inc.                                                263                   8,500
Western Resources, Inc. *                                                  200                   3,440
WGL Holdings, Inc. * (a)                                                   100                   2,907
Williams Companies, Inc. *                                               2,790                  71,201
                                                                                           -----------
                                                                                               566,485

GOLD - 0.02%

Barrick Gold Corp.                                                         825                  13,159
Meridian Gold, Inc. * (a)                                                  300                   3,099
                                                                                           -----------
                                                                                                16,258

HEALTHCARE PRODUCTS - 1.47%

Align Technology, Inc. (a)                                                 850                   3,825
Apria Healthcare Group, Inc. *                                             344                   8,597
Arthrocare Corp. *                                                         197                   3,532
Biomet, Inc. *                                                           1,378                  42,580
Bruker Daltonics, Inc. * (a)                                               527                   8,616
Cytyc Corp. * (a)                                                          600                  15,660
EPIX Medical, Inc. *                                                       100                   1,429
Inverness Medical Innovations, Inc. * (a)                                   43                     776
Johnson & Johnson                                                       16,227                 959,016
St. Jude Medical, Inc.                                                     490                  38,049
Varian Medical Systems, Inc.                                               136                   9,691
Viasys Healthcare, Inc. *                                                  135                   2,728
Zimmer Holdings, Inc. *                                                  1,125                  34,358
                                                                                           -----------
                                                                                             1,128,857

HEALTHCARE SERVICES - 0.62%

AMN Healthcare Services, Inc. *                                            270                   7,398
CorVel Corp. *                                                             212                   6,943
Davita, Inc. *                                                             541                  13,227
HCA-The Healthcare Company *                                             2,920                 112,537
HEALTHSOUTH Corp. *                                                      1,991                 $29,507
Laboratory Corp. of America Holdings *                                     388                  31,370
McKesson, Inc.                                                           1,640                  61,336
Omnicare, Inc.                                                             382                   9,504
Select Medical Corp. *                                                     261                   4,197
Triad Hospitals, Inc.                                                      429                  12,591
Unilab Corp. *                                                             212                   5,321
Unitedhealth Group, Inc. *                                               1,708                 120,875
Universal Health Services, Inc., Class B *                                 238                  10,182
Weight Watchers International, Inc. *                                      437                  14,779
Wellpoint Health Networks, Inc., Class A *                                 316                  36,925
                                                                                           -----------
                                                                                               476,692

HOLDINGS COMPANIES/CONGLOMERATES - 0.87%

Berkshire Hathaway, Inc., Class A *                                          8                 604,800
Horace Mann Educators Corp.                                                336                   7,130
Loews Corp. *                                                              954                  52,832
                                                                                           -----------
                                                                                               664,762

HOMEBUILDERS - 0.17%

Beazer Homes USA, Inc.                                                      77                   5,634
Centex Corp.                                                               347                  19,810
Champion Enterprises, Inc. * (a)                                           200                   2,462
Clayton Homes, Inc. *                                                      870                  14,877
Crossmann Communities, Inc. (a)                                            100                   3,300
D.R. Horton, Inc. * (a)                                                    493                  16,003
Hovnanian Enterprises, Inc., Class A * (a)                                 100                   2,128
Lennar Corp.                                                               268                  12,548
M.D.C. Holdings, Inc. *                                                    121                   4,573
NVR, Inc. *                                                                 54                  11,016
Oakwood Homes Corp. *                                                       60                     318
Palm Harbor Homes, Inc. * (a)                                              100                   2,395
Pulte Corp. *                                                              241                  10,765
Ryland Group, Inc.                                                         100                   7,320
Toll Brothers, Inc. * (a)                                                  274                  12,029
Walter Industries Inc.                                                     200                   2,262
                                                                                           -----------
                                                                                               127,440

HOTELS & RESTAURANTS - 0.84%

AFC Enterprises, Inc. *                                                    252                   7,154
Alliance Gaming Corp. *                                                    266                   7,818
Ameristar Casinos, Inc. *                                                  306                   7,665
Applebees International, Inc.                                              150                   5,130
Argosy Gaming Corp. *                                                      100                   3,252
Aztar Corp. *                                                              161                   2,946
Boca Resorts, Inc., Class A                                                190                   2,489
Boyd Gaming Corp. *                                                        495                   3,218
Brinker International, Inc. *                                              482                  14,344
Buca, Inc. * (a)                                                           100                   1,621
California Pizza Kitchen, Inc. * (a)                                       343                   8,489
CBRL Group, Inc. *                                                         439                  12,924
CEC Entertainment, Inc. *                                                  100                   4,339
Chart House Enterprises, Inc. *                                            200                     180
Choice Hotels, Inc. *                                                      216                   4,784
CKE Restaurants, Inc.                                                      248                   2,244
Darden Restaurants, Inc.                                                   603                  21,346
Extended Stay America, Inc. *                                              427                   7,003
Frischs Restaurants, Inc. *                                                100                   1,545
Harrah's Entertainment, Inc.                                               748                  27,683
Hilton Hotels Corp. *                                                    2,081                  22,725
IHOP Corp. *                                                               100                   2,930
Isle of Capri Casinos, Inc. * (a)                                          160                   2,141
Jack In the Box, Inc. *                                                    311                   8,565
Krispy Kreme Doughnuts, Inc. * (a)                                         284                  12,553
Landrys Seafood Restaurant, Inc.                                           100                   1,865
Lone Star Steakhouse & Saloon, Inc. *                                      100                   1,483

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
HOTELS & RESTAURANTS - CONTINUED

Mandalay Resort Group * (a)                                                317                  $6,784
Marcus Corp. *                                                             100                   1,415
Marriott International, Inc., Class A                                    1,324                  53,821
McDonalds Corp.                                                          6,833                 180,870
MGM Grand, Inc. (a)                                                        767                  22,143
O'Charley's, Inc. * (a)                                                    100                   1,851
Outback Steakhouse, Inc.                                                   410                  14,043
Panera Bread Company, Class A *                                            100                   5,204
Papa Johns International, Inc. (a)                                         100                   2,748
RARE Hospitality International, Inc. *                                      30                     676
Ruby Tuesday, Inc. *                                                       200                   4,126
Ryan's Family Steak Houses, Inc. *                                         100                   2,165
Shuffle Master, Inc. *                                                     225                   3,526
Sonic Corp. *                                                              150                   5,400
Starbucks Corp. *                                                        1,960                  37,338
Starwood Hotels & Resorts Worldwide, Inc. SBI, Class B *                   963                  28,746
Station Casinos, Inc. * (a)                                                222                   2,484
The Cheesecake Factory, Inc. *                                             225                   7,823
Tickets.Com, Inc. * (a)                                                     25                      56
Trendwest Resorts, Inc. * (a)                                              225                   5,697
Tricon Global Restaurants, Inc. *                                          760                  37,392
Wendy's International, Inc. *                                              527                  15,373
Westcoast Hospitality Corp. *                                              784                   4,814
Worldwide Restaurant Concepts, Inc.                                        300                     357
Wyndham International, Inc., Class A *                                     600                     336
                                                                                           -----------
                                                                                               643,624

HOUSEHOLD APPLIANCES - 0.17%

American Real Estate Partners, LP *                                        520                   4,696
American Standard Companies, Inc. *                                        373                  25,450
Bassett Furniture Industries Inc. *                                        100                   1,401
Black & Decker Corp. *                                                     389                  14,677
Blyth Industries, Inc.                                                     172                   3,999
Consolidated Tomoka Land Company *                                         100                   1,988
Drew Industries, Inc.                                                      168                   1,806
Eastern Company *                                                          100                   1,201
Fedders USA, Inc.                                                          200                     608
Flexsteel Industries Inc. *                                                630                   7,088
International Aluminum Corp. *                                             100                   2,400
KB HOME                                                                    150                   6,015
Libbey, Inc. *                                                             201                   6,563
Lifetime Hoan Corp.                                                        885                   5,310
Maytag Corp. *                                                             366                  11,357
Mission West Properties, Inc. *                                            100                   1,272
Sunbeam Corp. *                                                            400                      20
The Toro Company *                                                         152                   6,840
Transtechnology Corp.                                                      100                   1,020
Westpoint Stevens, Inc. (a)                                                174                     426
Whirlpool Corp.                                                            340                  24,932
Wilshire Oil Company, Texas *                                              244                     761
                                                                                           -----------
                                                                                               129,830

HOUSEHOLD PRODUCTS - 0.24%

Applica, Inc. *                                                            100                     901
Boyds Collection, Ltd. *                                                   200                   1,354
Church & Dwight, Inc.                                                      159                   4,234
Crown Castle International Corp.                                         1,579                  16,864
Department 56, Inc. *                                                      100                     860
Dial Corp.                                                                 388                   6,654
Energizer Holdings, Inc. *                                                 715                  13,621
Fortune Brands, Inc. *                                                     824                  32,622
Graphic Packaging Intl Corp. *                                             310                   1,504
Martha Stewart Living Omnimedia, Inc., Class A (a)                         100                   1,645
Newell Rubbermaid, Inc.                                                  1,373                 $37,854
Playtex Products, Inc. *                                                   282                   2,749
Snap-On, Inc. *                                                            408                  13,733
The Clorox Company *                                                     1,184                  46,827
Topps, Inc. *                                                              200                   2,430
Tupperware Corp.                                                           200                   3,850
                                                                                           -----------
                                                                                               187,702

INDUSTRIAL DEVELOPMENT/POLLUTION BONDS - 0.01%

Kaiser Ventures LLC, Class A *                                             100                     374
Scope Industries                                                           126                   7,056
                                                                                           -----------
                                                                                                 7,430

INDUSTRIAL MACHINERY - 0.47%

ABC Rail Products Corp. *                                                  100                       0
AGCO Corp. *                                                               265                   4,182
Alamo Group, Inc. *                                                        100                   1,425
Albany International Corp., Class A                                        163                   3,537
Ampco-Pittsburgh Corp. *                                                   100                   1,075
AptarGroup, Inc.                                                           149                   5,219
Briggs & Stratton Corp. *                                                  100                   4,270
Cascade Corp. *                                                            100                   1,201
Circor International, Inc. *                                               100                   1,845
Cognex Corp. *                                                             339                   8,682
Crane Company                                                              256                   6,564
Cummins Engine, Inc. *                                                     321                  12,371
Deere & Company *                                                        1,193                  52,086
Donaldson Company, Inc. *                                                  181                   7,030
Dover Corp.                                                              1,039                  38,516
Energy Conversion Devices, Inc. * (a)                                      333                   6,317
Flow International Corp. *                                                 100                   1,237
Flowserve Corp.                                                            153                   4,071
Foster Wheeler, Ltd. * (a)                                                 200                   1,020
Gardner Denver, Inc. *                                                     100                   2,232
GenTek, Inc. *                                                             150                     257
Graco, Inc.                                                                150                   5,858
Grant Prideco, Inc.                                                        643                   7,395
Hardinge Brothers, Inc.                                                    100                     955
Idex Corp. *                                                               100                   3,450
IIC Industries, Inc. *                                                     551                   5,901
Ingersoll-Rand Company *                                                   892                  37,295
Kadant, Inc.                                                               135                   1,958
Kaydon Corp.                                                               100                   2,268
Kennametal, Inc.                                                           100                   4,027
Lindsay Manufacturing Company *                                            100                   1,935
Manitowoc, Inc. * (a)                                                      100                   3,110
Milacron, Inc.                                                             100                   1,581
Mueller Industry, Inc.                                                     132                   4,389
NN, Inc.                                                                   161                   1,795
Osmonics, Inc.                                                             173                   2,425
Pall Corp. *                                                               548                  13,185
Parker-Hannifin Corp.                                                      654                  30,025
Pentair, Inc. *                                                            328                  11,975
Presstek, Inc. * (a)                                                       168                   1,541
Quixote Corp. *                                                            100                   1,900
Roanoke Electric Steel Corp. *                                             100                   1,380
Semitool, Inc. *                                                           151                   1,733
Stewart & Stevenson Services, Inc. *                                       100                   1,881
Tecumseh Products Company, Class A *                                       113                   5,721
Thermo Electron Corp. *                                                    925                  22,071
Titan International, Inc., Illinois                                        273                   1,294
Tredegar Industries, Inc. *                                                156                   2,964
Triumph Group, Inc. *                                                      110                   3,575
U.S. Industries, Inc. *                                                    200                     512
UNOVA, Inc. *                                                              296                   1,717

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
INDUSTRIAL MACHINERY - CONTINUED

Valmont Industries, Inc. *                                                 155                  $2,241
Watts Industries, Inc., Class A *                                          161                   2,415
Westerbeke Corp. *                                                         313                     485
Woodward Governor Company *                                                 45                   2,621
WSI Industries, Inc. *                                                     220                     341
                                                                                           -----------
                                                                                               357,056

INDUSTRIALS - 0.00%

Hexcel Corp.                                                               200                     616
                                                                                           -----------

INSURANCE - 3.53%

21st Century Insurance Group * (a)                                         331                   6,438
AFLAC, Inc.                                                              2,795                  68,645
Alfa Corp.                                                                 335                   7,517
Allcity Insurance Company *                                                100                      36
Alleghany Corp., Delaware *                                                 41                   7,890
Allmerica Financial Corp. *                                                354                  15,771
American Financial Group, Inc.                                             411                  10,090
American International Group, Inc.                                      14,054               1,115,888
American National Insurance Company                                        167                  14,045
AMERIGROUP Corp. *                                                         342                   7,456
Amerus Group Company                                                       297                  10,645
Anthem, Inc. *                                                             444                  21,978
Aon Corp.                                                                1,382                  49,089
Arch Cap Group, Ltd. *                                                      80                   2,060
Argonaut Group, Inc.                                                       100                   1,957
Baldwin & Lyons, Inc., Class B *                                           100                   2,560
Brown & Brown, Inc. *                                                      356                   9,719
CCC Information Services Group, Inc.                                       100                     625
CenturyBusiness Services, Inc. *                                           514                   1,182
Chubb Corp. *                                                              912                  62,928
CIGNA Corp.                                                                792                  73,379
Cincinnati Financial Corp. *                                               862                  32,885
CNA Financial Corp. *                                                    1,246                  36,346
CNA Surety Corp. *                                                         207                   3,209
Commerce Group, Inc.                                                       238                   8,970
Conseco, Inc. (a)                                                        1,787                   7,970
Crawford & Company, Class B *                                              256                   3,000
Donegal Group, Inc., Class B *                                              33                     350
EMC Insurance Group, Inc. *                                                100                   1,715
Erie Indemnity Company, Class A *                                          406                  15,627
FBL Financial Group, Inc., Class A *                                       100                   1,668
Fidelity National Financial, Inc. *                                        567                  14,062
First American Financial Corp.  (a)                                        499                   9,351
Fremont General Corp. * (a)                                                293                   2,291
Great American Financial Resources, Inc.                                   173                   3,244
Harleysville Group, Inc.                                                   100                   2,389
Hartford Financial Services Group, Inc.                                  1,213                  76,213
HCC Insurance Holdings, Inc. *                                             219                   6,033
Highlands Insurance Group, Inc. *                                          100                      11
Hilb, Rogal & Hamilton Company *                                            29                   1,625
Independence Holding Company *                                             110                   1,980
Jefferson-Pilot Corp.                                                      733                  33,916
Kansas City Life Insurance Company *                                       129                   4,786
Landamerica Financial Group, Inc.                                          100                   2,870
Liberty Corp.                                                              100                   4,115
Lincoln National Corp. *                                                   961                  46,676
Markel Corp.                                                                69                  12,396
Marsh & McLennan Companies, Inc.                                         1,463                 157,199
MEEMIC Holdings, Inc. *                                                    100                   2,184
Mercury General Corp.                                                      237                  10,347
Metlife, Inc. *                                                          4,069                 128,906
MGIC Investment Corp. *                                                    556                  34,316
Midland Company                                                            114                   4,993
Mony Group, Inc.                                                           186                  $6,430
Nationwide Financial Services, Inc., Class A                               100                   4,146
Navigators Group, Inc. *                                                   100                   1,975
Odyssey Re Holdings Corp. *                                                292                   5,168
Ohio Casualty Corp.                                                        200                   3,210
Old Republic International Corp.                                           446                  12,492
Philadelphia Consolidated Holding Corp. *                                  100                   3,771
Phoenix Companies, Inc. *                                                  832                  15,392
PICO Holdings, Inc. *                                                      100                   1,250
PMA Capital Corp., Class A                                                 369                   7,122
Presidential Life Corp. *                                                  100                   2,056
Proassurance Corp. *                                                       100                   1,758
Progressive Corp. *                                                        372                  55,540
Protective Life Corp. *                                                    381                  11,022
Reinsurance Group America, Inc. *                                          238                   7,921
Reliance Group Holdings, Inc. *                                            400                       1
SAFECO Corp. *                                                             742                  23,113
Selective Insurance Group, Inc. *                                          100                   2,173
St. Paul Companies, Inc. *                                               1,208                  53,116
Stancorp Financial Group, Inc. *                                           100                   4,725
State Auto Financial Corp. *                                               209                   3,394
Stewart Information Services Corp.                                         100                   1,975
The Allstate Corp.                                                       3,973                 133,890
The MIIX Group, Inc.                                                       100                   1,220
The PMI Group, Inc.                                                        170                  11,392
The Principal Financial Group, Inc. * (a)                                1,788                  42,912
Torchmark, Inc. *                                                          613                  24,109
Transatlantic Holdings, Inc. *                                             288                  26,208
UICI *                                                                     200                   2,700
Unitrin, Inc. *                                                            250                   9,880
Universal American Financial Corp.                                         348                   2,363
UNUMProvident Corp. *                                                    1,218                  32,289
Vesta Insurance Group, Inc.                                                102                     816
W.R. Berkley Corp. *                                                       228                  12,244
White Mountains Insurance Group, Ltd. *                                     41                  14,268
Zenith National Insurance Corp. *                                           86                   2,403
                                                                                           -----------
                                                                                             2,705,985

INTERNATIONAL OIL - 0.06%

Trico Marine Services, Inc.                                                100                     755
USX-Marathon Oil Corp. *                                                 1,622                  48,660
                                                                                           -----------
                                                                                                49,415

INTERNET CONTENT - 0.17%

24/7 Media, Inc. *                                                         100                      23
Alloy, Inc. *                                                              386                   8,311
Ask Jeeves, Inc.                                                           100                     340
CMGI, Inc. (a)                                                           1,511                   2,463
CNET Networks, Inc. * (a)                                                1,020                   9,149
Critical Path, Inc. *                                                      200                     548
Cybernet Internet Services International, Inc. *                           100                      37
Digital Insight Corp. * (a)                                                100                   2,236
DigitalThink, Inc. * (a)                                                   100                   1,080
DoubleClick, Inc.                                                          685                   7,768
Emerge Interactive, Inc. * (a)                                             100                     133
Extensity, Inc.                                                            100                     218
Hotjobs.com, Ltd. *                                                        100                   1,039
I2 Technologies, Inc. *                                                  2,213                  17,483
InfoSpace, Inc. *                                                        1,605                   3,290
Internet Capital Group, Inc. (a)                                         1,698                   2,055
ITXC Corp. (a)                                                             204                   1,467
iVillage, Inc. (a)                                                         164                     312
Lante Corp. *                                                              100                     121
Looksmart, Ltd. * (a)                                                      200                     280

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
INTERNET CONTENT - CONTINUED

Medicalogic, Inc. (a)                                                      164                     $46
Messagemedia, Inc. *                                                       200                      28
Multex.com, Inc. (a)                                                       100                     450
Navisite, Inc.                                                             289                     104
Netratings, Inc. (a)                                                       465                   7,291
Safeguard Scientifics, Inc. *                                              514                   1,799
SkillSoft Corp. *                                                          158                   4,095
SportsLine.com, Inc. * (a)                                                 157                     458
Vicinity Corp. * (a)                                                       100                     181
Websense, Inc. *                                                            85                   2,726
Yahoo!, Inc.                                                             3,176                  56,342
                                                                                           -----------
                                                                                               131,873

INTERNET RETAIL - 0.20%

1-800-Flowers.com, Inc. (a)                                                433                   6,755
Amazon.com, Inc. * (a)                                                   2,336                  25,275
Calico Commerce, Inc. *                                                    100                      17
eBay, Inc.                                                               1,486                  99,413
Freemarkets, Inc. * (a)                                                    399                   9,564
Global Sports, Inc. (a)                                                    414                   8,259
MCY.com, Inc. *                                                            200                      26
Network Commerce, Inc. *                                                    13                       2
Priceline.com, Inc. (a)                                                    873                   5,081
PurchasePro.com, Inc. * (a)                                                313                     379
Sciquest.com, Inc. * (a)                                                   100                     169
Stamps.com, Inc.                                                           246                     881
VerticalNet, Inc. *                                                        425                     595
                                                                                           -----------
                                                                                               156,416

INTERNET SERVICE PROVIDER - 0.10%

Ardent Communications, Inc. *                                              100                       2
At Home Corp., Series A * (a)                                            2,587                      15
Authoriszor, Inc. *                                                        100                      23
Cypress Communications, Inc. *                                              10                      16
Digitas, Inc. *                                                            288                   1,158
Divine, Inc., Class A                                                      325                     241
High Speed Access Corp. *                                                  200                     112
HomeStore.com, Inc. (a)                                                    647                   1,630
Internap Network Services Corp. *                                          669                     776
Neoforma, Inc. *                                                            20                     583
Network Appliance, Inc. *                                                1,927                  42,143
Overture Service, Inc.                                                     236                   8,361
Quokka Sports Inc. *                                                         4                       1
Register.com, Inc. *                                                       100                   1,150
RSA Security, Inc. * (a)                                                   295                   5,151
S1 Corp. *                                                                 233                   3,770
Softnet Systems, Inc. *                                                    100                     185
Starmedia Network, Inc. *                                                  315                     120
Ticketmaster, Class B * (a)                                                603                   9,883
Trizetto Group, Inc. * (a)                                                 163                   2,139
United Online, Inc. *                                                       95                     399
VIA NET. WORKS, Inc. *                                                     276                     284
Webvan Group, Inc. *                                                     1,330                       0
Worldgate Communications, Inc. * (a)                                       100                     250
                                                                                           -----------
                                                                                                78,392

INTERNET SOFTWARE - 0.26%

Agile Software Corp. *                                                     331                   5,700
Akamai Technologies, Inc. * (a)                                            454                   2,697
Appliedtheory Corp. * (a)                                                  100                      16
Ariba, Inc. * (a)                                                        1,108                   6,825
Art Technology Group, Inc. *                                               293                   1,020
Be Free, Inc. *                                                            200                     424
Cacheflow, Inc. *                                                          240                     643
Centillium Communications, Inc. *                                          220                   1,729
Chordiant Software, Inc. *                                                 262                   2,073
Clarent Corp.                                                              158                     849
Covad Communications Group, Inc.                                           400                   1,144
Cybersource Corp. * (a)                                                    200                     352
Data Return Corp. * (a)                                                    198                     287
Digex, Inc., Class A *                                                     100                     299
Digital Impact, Inc. * (a)                                                 100                     145
Digital River, Inc. * (a)                                                  100                   1,592
DSL.net, Inc.                                                              200                     252
E.piphany, Inc. *                                                          350                   3,049
Easylink Services Corp., Class A * (a)                                     100                      49
Egain Communications Corp. * (a)                                           196                     274
Elcom International, Inc. (a)                                              198                     273
Engage, Inc. * (a)                                                         300                     132
Entrade, Inc. *                                                            100                      50
Espeed, Inc., Class A (a)                                                  276                   2,285
Exodus Communications, Inc. * (a)                                        2,467                      96
F5 Networks, Inc. * (a)                                                    100                   2,154
Firepond, Inc. *                                                           100                     130
Genuity, Inc., Class A *                                                 1,966                   3,106
Globix Corp. *                                                             221                      33
GRIC Communications, Inc. *                                                100                     128
Imanage, Inc. *                                                            100                     789
Information Architects Corp. * (a)                                         100                      23
Inktomi Corp. *                                                            534                   3,583
Interliant, Inc.                                                           100                      35
Internet Security Systems, Inc. * (a)                                      279                   8,945
Interwoven, Inc. *                                                         454                   4,422
Intraware, Inc. (a)                                                        100                     175
Keynote Systems, Inc. *                                                    100                     935
Liberate Technologies, Inc. * (a)                                          552                   6,337
Liquid Audio, Inc. *                                                       100                     235
Macromedia, Inc. *                                                         323                   5,749
Marimba, Inc. *                                                            100                     338
National Information Consortium, Inc.                                      292                     929
Net Perceptions, Inc. *                                                    100                     170
Netcentives, Inc.                                                          100                       1
NetObjects, Inc. *                                                         100                       2
Niku Corp. * (a)                                                           200                     326
Northpoint Communications Holdings *                                       400                      60
Openwave Systems, Inc.                                                     948                   9,281
PC-Tel, Inc. *                                                             100                     971
Persistence Software, Inc. *                                               100                     124
Portal Software, Inc. * (a)                                                742                   1,543
Preview Systems, Inc. *                                                    100                      15
Primus Knowledge Solutions, Inc. *                                         100                      84
PSINet, Inc. *                                                             490                       3
Quovadx, Inc. *                                                            106                     970
Rare Medium Group, Inc. *                                                  100                      74
RealNetworks, Inc. *                                                     1,215                   7,217
Retek, Inc. *                                                              224                   6,691
Rhythms Net Connections, Inc. *                                            200                       1
Sonicblue, Inc. *                                                          406                   1,640
Stellent, Inc.                                                             100                   2,956
TIBCO Software, Inc. *                                                   1,355                  20,230
Tumbleweed Communications Corp. * (a)                                      100                     594
US Interactive, Inc.                                                       100                       0
USinternetworking, Inc. * (a)                                              300                      60
Velocityhsi, Inc. *                                                         20                       0
VeriSign, Inc. * (a)                                                     1,410                  53,636
Viador, Inc. *                                                             100                       6
Viant Corp. *                                                              224                     374
Vignette Corp. *                                                         1,301                   6,986
Vitria Technology, Inc. *                                                  590                   3,770
Watchguard Technologies, Inc.                                              100                     651

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
INTERNET SOFTWARE - CONTINUED

WebEx Communications, Inc. (a)                                             153                  $3,802
WebMethods, Inc. * (a)                                                     216                   3,620
Xpedior, Inc. *                                                            100                       1
                                                                                           -----------
                                                                                               196,160

INVESTMENT COMPANIES - 0.05%

Affiliated Managers Group, Inc. * (a),                                     100                   7,048
American Capital Strategies, Ltd.                                          100                   2,835
Atlanta/Sosnoff Capital Corp. *                                            100                   1,020
Gabelli Asset Management, Inc., Class A *                                  100                   4,320
John Nuveen Company, Class A                                               246                  13,156
Medallion Financial Corp. *                                                100                     790
Raymond James Financial, Inc. *                                            283                  10,052
Stifel Financial Corp.                                                     100                   1,050
                                                                                           -----------
                                                                                                40,271

LEISURE TIME - 1.49%

Action Performance Companies, Inc. * (a)                                   100                   3,061
Ambassadors International, Inc. *                                          100                   2,099
American Classic Voyages Company *                                         100                       0
American Dream Entertainment, Inc. *                                       100                       0
AOL Time Warner, Inc. *                                                 23,709                 761,059
Arctic Cat, Inc. *                                                         155                   2,635
Bally's Total Fitness Holding Corp. * (a)                                  100                   2,156
Blockbuster, Inc., Class A                                                 100                   2,520
Brunswick Corp. *                                                          523                  11,380
Callaway Golf Company *                                                    681                  13,041
Carnival Corp., Class A                                                  3,243                  91,063
Cedar Fair LP *                                                            400                   9,916
Championship Auto Racing Team, Inc. * (a)                                  100                   1,609
Churchill Downs, Inc.                                                      237                   8,762
Chyron Corp. *                                                             100                      27
Concord Camera Corp. *                                                     100                     792
Dover Downs Entertainment, Inc. *                                          200                   3,060
Gaylord Entertainment Company                                              403                   9,914
Gemstar TV Guide International, Inc. *                                   2,147                  59,472
Handleman Company                                                          100                   1,485
Hollywood Entertainment Corp. * (a)                                        200                   2,858
International Game Technology                                              549                  37,497
International Speedway Corp., Class A                                      228                   8,915
Loews Cineplex Entertainment Corp. *                                       200                      14
Marval Enterprises, Inc. (a)                                               200                     760
Metro Goldwyn Mayer, Inc. *                                              1,368                  29,959
Park Place Entertainment Corp.                                           1,387                  12,719
Penn National Gaming, Inc. * (a)                                           100                   3,034
Pinnacle Entertainment, Inc.                                               100                     603
Royal Caribbean Cruises, Ltd. (a)                                        1,136                  18,403
Scientific Games Corp. (a)                                                 883                   7,726
SCP Pool Corp. *                                                           250                   6,862
Six Flags, Inc. *                                                          454                   6,983
Speedway Motorsports, Inc. (a)                                             327                   8,267
Sturm Ruger & Company, Inc.                                                 73                     875
THQ, Inc. * (a)                                                            100                   4,847
Vail Resorts, Inc.                                                         100                   1,773
West Marine, Inc. *                                                        109                   1,601
WMS Industries, Inc. *                                                     100                   2,000
                                                                                           -----------
                                                                                             1,139,747

LIFE SCIENCES - 0.04%

Acacia Research Corp. * (a)                                                110                   1,218
Incyte Pharmacuticals, Inc. *                                              607                  11,873
Protein Design Laboratories, Inc. * (a)                                    572                  18,762
Symyx Technologies, Inc.                                                   100                   2,124
                                                                                           -----------
                                                                                                33,977

LIQUOR - 0.32%

Adolph Coors Company, Class B *                                            254                 $13,564
Anheuser-Busch Companies, Inc.                                           4,770                 215,652
Brown Forman Corp., Class B                                                286                  17,903
                                                                                           -----------
                                                                                               247,119

MANUFACTURING - 0.59%

A.T. Cross Company, Class A *                                              200                   1,180
Actuant Corp., Class A *                                                    20                     672
Acuity Brands, Inc.                                                        100                   1,210
Blout International, Inc. * (a)                                            271                     851
CoorsTek, Inc.                                                             210                   6,687
Esco Technologies, Inc. (a)                                                100                   3,449
Illinois Tool Works, Inc. *                                              1,651                 111,806
Joy Global, Inc.                                                           416                   6,989
Lancaster Colony Corp. *                                                   149                   5,291
Mathews International Corp., Class A                                       285                   7,005
Mine Safety Appliances Company                                             188                   7,548
Minnesota Mining & Manufacturing Company *                               2,091                 247,177
Nordson Corp.                                                              196                   5,176
Oakley, Inc. * (a)                                                         291                   4,732
Polymer Group, Inc. * (a)                                                  209                     157
SPX Corp. *                                                                219                  29,981
TTM Technologies, Inc. *                                                    35                     354
York International Corp. *                                                 286                  10,905
                                                                                           -----------
                                                                                               451,170

MEDICAL-HOSPITALS - 0.33%

American Medical Systems Holdings, Inc. * (a)                              304                   6,290
Community Health Systems, Inc. *                                           608                  15,504
Cross Country, Inc. * (a)                                                  254                   6,731
Deltagen, Inc.                                                             697                   6,412
DIANON Systems, Inc. * (a)                                                 140                   8,512
Health Management Association, Inc., Class A *                           1,456                  26,791
IDEC Pharmaceuticals Corp.                                                 816                  56,247
Kindred Healthcare, Inc.                                                   142                   7,384
Novavax, Inc.                                                              531                   7,487
Province Healthcare Company * (a)                                          150                   4,629
Tenet Healthcare Corp. *                                                 1,760                 103,347
                                                                                           -----------
                                                                                               249,334

METAL & METAL PRODUCTS - 0.01%

Amcast Industrial Corp. *                                                  100                     538
Commercial Metals Company                                                  164                   5,736
Metals USA, Inc. *                                                         313                      19
Timken Company *                                                           200                   3,236
Wolverine Tube, Inc. *                                                     100                   1,135
                                                                                           -----------
                                                                                                10,664

MINING - 0.09%

A.M. Castle Company *                                                      100                     820
Alliance Resource Partners LP *                                            100                   2,710
Arch Coal, Inc. *                                                          200                   4,540
Brush Wellman, Inc. *                                                      100                   1,424
Century Aluminum Company *                                                 100                   1,336
Gibraltor Steel Corp. *                                                    100                   1,752
Kaiser Aluminum Corp.                                                      481                     779
Lincoln Electric Holding, Inc. *                                           160                   3,910
National Steel Corp., Class B *                                            313                     454
Newmont Mining Corp. (a)                                                 1,088                  20,792
Peabody Energy Corp.                                                       183                   5,159
Phelps Dodge Corp.                                                         359                  11,632
Rouge Industries, Inc., Delaware, Class A *                                317                     428
RTI International Metals, Inc. *                                           154                   1,532
Shiloh Industries, Inc. *                                                  163                     310
Stillwater Mining Company *                                                156                   2,886

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
MINING- CONTINUED

Synalloy Corp. *                                                           161                    $559
Titanium Metals Corp. * (a)                                                591                   2,358
USEC, Inc. *                                                               647                   4,633
Webco Industries, Inc.                                                     198                     554
Weirton Steel Corp. *                                                      100                      24
Westmoreland Coal Company *                                                 54                     734
WHX Corp. * (a)                                                            100                     154
                                                                                           -----------
                                                                                                69,480

MOBILE HOMES - 0.00%

Coachmen Industries, Inc. * (a)                                            100                   1,200
Fleetwood Enterprises, Inc. (a)                                            100                   1,133
                                                                                           -----------
                                                                                                 2,333

NEWSPAPERS - 0.16%

Dow Jones & Company, Inc. *                                                489                  26,763
E.W. Scripps Company, Class A *                                            401                  26,466
Journal Register Company                                                   163                   3,430
Knight-Ridder, Inc.                                                        409                  26,556
Lee Enterprises, Inc.                                                      303                  11,020
Washington Post Company, Class B *                                          47                  24,910
                                                                                           -----------
                                                                                               119,145

OFFICE FURNISHINGS & SUPPLIES - 0.20%

Avery Dennison Corp.                                                       579                  32,731
Falcon Products, Inc. (a)                                                  100                     675
HON Industries, Inc. *                                                     412                  11,392
Ikon Office Solutions, Inc. *                                              596                   6,967
Imagistics International, Inc.                                             100                   1,235
Miller Herman, Inc.                                                        414                   9,795
Office Depot, Inc. *                                                     1,556                  28,848
Office Max, Inc.                                                           475                   2,138
Reynolds & Reynolds Company, Class A *                                     356                   8,633
Staples, Inc. *                                                          2,315                  43,291
The Standard Register Company *                                            100                   1,853
United Stationers,  Inc. *                                                 273                   9,186
                                                                                           -----------
                                                                                               156,744

PAPER - 0.43%

Boise Cascade Corp.                                                        406                  13,808
Bowater, Inc. *                                                            287                  13,690
Buckeye Technologies, Inc.                                                 100                   1,150
Chesapeake Corp. (a)                                                       100                   2,781
FiberMark, Inc.                                                            100                     572
Georgia-Pacific Corp. *                                                  1,308                  36,114
International Paper Company                                              2,588                 104,426
Ivex Packaging Corp. *                                                     100                   1,900
Mead Corp.                                                                 500                  15,445
P.H. Glatfelter Company                                                    100                   1,558
Plum Creek Timber Company, Inc. *                                          718                  20,355
Potlatch Corp. * (a)                                                       100                   2,932
Rock-Tenn Company, Class A *                                               161                   2,318
US Timberlands Company *                                                 1,008                   1,674
Westvaco Corp. *                                                           623                  17,724
Weyerhaeuser Company *                                                   1,132                  61,219
Willamette Industries, Inc. *                                              659                  34,347
                                                                                           -----------
                                                                                               332,013

PETROLEUM SERVICES - 3.45%

Apache Corp.                                                               761                  37,969
Atwood Oceanics, Inc. *                                                    156                   5,437
Baker Hughes, Inc.                                                       1,829                  66,704
BJ Services Company *                                                      860                  27,907
Cal Dive International, Inc. *                                             187                   4,615
ChevronTexaco Corp.                                                      5,687                 509,612
Cooper Cameron Corp. *                                                     390                  15,740
Dawson Geophysical Company                                                 176                   1,364
Diamond Offshore Drilling, Inc. *                                          684                 $20,794
ENSCO International, Inc.                                                  819                  20,352
Exxon Mobil Corp.                                                       36,970               1,452,921
GlobalSantaFe Corp. *                                                    1,239                  35,336
Halliburton Company                                                      2,441                  31,977
Hanover Compressor Company (a)                                             358                   9,043
Input/Output, Inc. *                                                       272                   2,233
Lone Star Technologies, Inc.                                               100                   1,760
McDermott International, Inc. (a)                                          369                   4,528
Nabors Industries, Inc. *                                                  928                  31,858
Newfield Exploration Company                                               307                  10,902
Noble Drilling Corp. *                                                     618                  21,037
Oceaneering International, Inc. *                                          100                   2,212
Pride International, Inc. *                                                743                  11,219
Pure Resources, Inc. *                                                     204                   4,100
Rowan Companies, Inc. *                                                    425                   8,232
Schlumberger, Ltd. *                                                     3,126                 171,774
SEACOR SMIT, Inc. * (a)                                                    142                   6,589
Smith International, Inc. *                                                288                  15,443
Superior Energy Services, Inc.                                             316                   2,733
Tesoro Petroleum Corp.                                                     100                   1,311
Tidewater, Inc. *                                                          366                  12,407
Transocean Sedco Forex, Inc. *                                           1,758                  59,456
Universal Compression Holdings, Inc. *                                     113                   3,332
Varco International, Inc., Delaware *                                      392                   5,872
Veritas DGC, Inc. * (a)                                                    289                   5,347
Weatherford International, Inc. *                                          544                  20,269
                                                                                           -----------
                                                                                             2,642,385

PHARMACEUTICALS - 4.67%

aaiPharma, Inc. *                                                          333                   8,378
Abgenix, Inc. *,                                                           433                  14,566
AdvancePCS *                                                               360                  10,566
Alexion Pharmaceuticals, Inc. * (a)                                        185                   4,521
Alliance Pharmaceutical Corp. * (a)                                         40                     136
Array BioPharma, Inc. *                                                    466                   6,925
Baxter International, Inc. *                                             3,163                 169,632
Biocryst Pharmaceuticals, Inc. *                                           100                     396
Cubist Pharmaceuticals, Inc. * (a)                                         242                   8,702
Eli Lilly & Company *                                                    6,014                 472,340
First Horizon Pharmaceutical Corp. *                                       252                   7,406
Forest Laboratories, Inc. *                                                932                  76,377
Glycogenesys, Inc. * (a)                                                   100                     197
Guilford Pharmaceuticals, Inc. * (a)                                       100                   1,200
ICN Pharmaceuticals, Inc.                                                  448                  15,008
Isis Pharmaceuticals, Inc. (a)                                             201                   4,460
King Pharmaceuticals, Inc.                                               1,330                  56,033
Ligand Pharmaceuticals, Inc., Class B *                                    200                   3,580
Medicis Pharmaceutical Corp., Class A *                                    197                  12,724
Merck & Company, Inc.                                                   12,260                 720,888
Noven Pharmaceuticals, Inc.                                                100                   1,775
NPS Pharmaceuticals, Inc. * (a)                                            242                   9,269
OSI Pharmaceuticals, Inc. *                                                150                   6,861
Pfizer, Inc.                                                            33,805               1,347,129
Pharmaceutical Product Development, Inc. *                                 200                   6,462
Pharmacia Corp. *                                                        6,969                 297,228
Regeneron Pharmaceuticals, Inc. * (a)                                      161                   4,534
Schering-Plough Corp.                                                    7,813                 279,784
Triangle Pharmaceuticals, Inc. * (a)                                       190                     762
Vertex Pharmaceuticals, Inc. *                                             440                  10,820
ViroPharma, Inc. * (a)                                                     100                   2,295
Watson Pharmaceuticals, Inc. *                                             549                  17,233
Women First Healthcare, Inc. (a)                                           119                   1,189
                                                                                           -----------
                                                                                             3,579,376

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
PHOTOGRAPHY - 0.06%

Eastman Kodak Company *                                                  1,555                 $45,764
Metromedia International Group, Inc. *                                     445                     360
Polaroid Corp. *                                                           100                       8
                                                                                           -----------
                                                                                                46,132

POLLUTION CONTROL - 0.03%

Republic Services, Inc., Class A *                                         807                  16,116
Stericycle, Inc. *                                                         100                   6,088
                                                                                           -----------
                                                                                                22,204

PUBLISHING - 0.44%

American Greetings Corp., Class A * (a)                                    127                   1,750
Gannett, Inc. *                                                          1,429                  96,072
Hollinger International, Inc., Class A (a)                                 568                   6,646
John H. Harland Company *                                                  100                   2,210
John Wiley & Son, Class A *                                                461                  10,617
Mail-Well Holdings, Inc.                                                   258                   1,058
Mcclatchy Company, Class A                                                 238                  11,186
McGraw-Hill Companies, Inc.                                              1,042                  63,541
Media General, Inc., Class A *                                             100                   4,983
Meredith Corp.                                                             272                   9,697
New York Times Company, Class A                                            786                  33,994
Playboy Enterprises, Inc., Class B * (a)                                   100                   1,689
PRIMEDIA, Inc. *                                                         1,120                   4,872
Pulitzer, Inc.                                                              98                   4,998
Readers Digest Association, Inc., Class A *                                516                  11,909
Scholastic Corp., Series 1202, Class D                                     141                   7,096
Tribune Company *                                                        1,585                  59,326
Value Line, Inc.                                                           166                   8,048
                                                                                           -----------
                                                                                               339,692

RAILROADS & EQUIPMENT - 0.32%

Burlington Northern Santa Fe Corp. *                                     2,086                  59,514
CSX Corp. *                                                              1,226                  42,971
Florida East Coast Indiana, Inc. *                                         247                   5,718
GATX Corp.                                                                 270                   8,781
J.B. Hunt Transport Services, Inc. *                                       365                   8,468
Kansas City Southern Industries, Inc.                                      202                   2,854
Norfolk Southern Corp. *                                                 2,134                  39,116
PAM Transportation Services, Inc. *                                        100                   1,268
Union Pacific Corp. *                                                    1,307                  74,499
Wabtec Corp. *                                                             200                   2,460
                                                                                           -----------
                                                                                               245,649

REAL ESTATE - 1.00%

Aaron Rents, Inc., Class A *                                               151                   2,038
Acadia Realty Trust * (a)                                                1,416                   8,992
Alexander's, Inc., REIT *                                                  119                   6,771
Alexandria Real Estate Equities, Inc., REIT                                168                   6,905
AMB Property Corp.                                                         517                  13,442
American Land Lease, Inc. *                                                200                   2,620
ANC Rental Corp. * (a)                                                     125                      10
Apartment Investment & Management Company, Class A                         337                  15,411
Archstone-Smith Trust                                                      844                  22,197
Arden Realty, Inc.                                                         328                   8,692
Associated Estates Realty Corp. *                                          200                   1,836
Atlantic Realty Trust SBI                                                1,028                   8,224
Avalon Bay Communities, Inc.                                               351                  16,606
Avatar Holdings, Inc. * (a)                                                100                   2,356
Boston Properties, Inc.                                                    470                  17,860
Boykin Lodging Company *                                                   100                     797
Brandywine Realty Trust, SBI                                               341                   7,185
BRE Properties, Inc.                                                       317                   9,814
Burnham Pacific Properties, Inc. *                                         289                   1,191
California Coastal Communities, Inc. *                                     200                     900
Camden Property Trust                                                      100                  $3,670
Capital Automotive, SBI                                                    100                   1,989
Capstead Mortage Corp. * (a)                                                75                   1,762
CarrAmerica Realty Corp. *                                                 352                  10,595
Catellus Development Corp. *                                               408                   7,507
Center Trust, Inc. *                                                       200                     850
Chateau Communities, Inc. *                                                100                   2,990
Commercial Net Lease Realty, REIT (a)                                       91                   1,183
Cornerstone Realty Income Trust, Inc. *                                    200                   2,270
Corrections Corp. of America *                                              40                     742
Cousins Properties, Inc. *                                                 150                   3,654
Crescent Real Estate Equities Company *                                    638                  11,554
Crown American Realty Trust *                                              400                   3,120
Developers Diversified Realty *                                            200                   3,820
Duke-Weeks Realty Investments, Inc. *                                      606                  14,744
EastGroup Properties, Inc. *                                               100                   2,307
Entertainment Properties Trust, SBI *                                      100                   1,935
Equity Inns, Inc. *                                                        300                   1,986
Equity Office Properties Trust *                                         2,178                  65,514
Equity Residential Properties Trust SBI *                                1,307                  37,524
Essex Property Trust                                                        76                   3,755
Federal Realty Investment Trust, SBI *                                     100                   2,300
Felcor Lodging Trust, Inc.                                                 100                   1,671
First Industrial Realty Trust, Inc.                                        100                   3,110
First Union Real Estate Equity & Mortgage Investments *                    600                   1,428
Frontline Capital Group * (a)                                              100                      11
Gables Residential Trust, SBI *                                            232                   6,867
General Growth Properties, Inc. *                                          267                  10,360
Getty Realty Corp. *                                                       100                   1,885
Golf Trust America, Inc.                                                 1,197                   5,554
Health Care Property Investors, Inc.                                       246                   8,908
Highwoods Properties, Inc.                                                 273                   7,084
Hospitality Properties Trust, SBI                                          282                   8,319
Host Marriott Corp.                                                      2,134                  19,206
HRPT Properties Trust SBI                                                  400                   3,464
IndyMac Mortgage Holdings, Inc.                                            283                   6,617
Innkeepers USA Trust, REIT *                                               200                   1,960
Insignia Financial Group, Inc. *                                           100                   1,080
Interpool, Inc. *                                                          100                   1,925
IRT Property Company *                                                     200                   2,120
JDN Realty Corp. *                                                         200                   2,466
Kilroy Realty Corp., REIT *                                                100                   2,627
Kimco Realty Corp.                                                         519                  16,966
Koger Equity, Inc. *                                                       100                   1,630
Konover Property Trust, Inc. *                                             200                     300
Kramont Realty Trust *                                                     400                   5,840
La Quinta Properties, Inc. *                                               741                   4,253
Lasalle Hotel Properties, REIT, SBI                                        100                   1,174
Lexington Corporate Property Trust                                         200                   3,100
Liberty Property Trust, SBI                                                392                  11,701
LNR Property Corp.                                                         100                   3,118
LTC Properties, Inc. *                                                     200                   1,254
Mack-California Realty Corp.                                               283                   8,779
McGrath Rentcorp * (a)                                                     100                   3,752
MeriStar Hospitality Corp., REIT                                           614                   8,719
Mid-Atlantic Realty Trust, SBI *                                           200                   3,110
Mills Corp.                                                                100                   2,648
National Health Investments, Inc.                                          100                   1,480
Nationwide Health Properties, Inc. *                                       200                   3,738
New Plan Excel Realty Trust, Inc. *                                        200                   3,810
Newhall Land & Farming Company, ADR                                        100                   2,960
Pan Pacific Retail Properties, Inc. *                                      124                   3,561
Pinnacle Holdings, Inc. *                                                  160                      54

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
REAL ESTATE - CONTINUED

Post Properties, Inc. *                                                    100                  $3,551
Prentiss Properties Trust, SBI                                             100                   2,745
Price Legacy Corp. *                                                       253                     799
Prime Group Realty Trust, SBI *                                            100                     923
Prologis Trust, SBI *                                                      911                  19,596
PS Business Parks, Inc., California *                                      154                   4,851
Public Storage, Inc. *                                                     684                  22,846
RAIT Investment Trust * (a)                                                507                   8,264
Ramco Gershenson Properties Trust, SBI                                     200                   3,210
Reckson Associates Realty Corp. *                                          100                   2,336
Redwood Trust, Inc. *                                                      100                   2,423
Regency Centers Corp. *                                                    311                   8,630
Rouse Company *                                                            213                   6,239
Saul Centers, Inc. *                                                       100                   2,135
Security Capital Group, Inc., Class B *                                    672                  17,049
Senior Housing Properties Trust, SBI                                       200                   2,782
Shurgard Storage Centers, Inc., Class A *                                  174                   5,568
Simon Property Group, Inc. *                                               796                  23,347
SL Green Realty Corp.                                                      100                   3,071
Sovran Self Storage, Inc.                                                  100                   3,115
Storage USA, Inc. *                                                        100                   4,210
Stratus Properties, Inc.                                                   100                     850
Sun Communities, Inc., REIT *                                              100                   3,725
Tanger Factory Outlet Centers, Inc. (a)                                    100                   2,085
Taubman Centers, Inc., REIT *                                              200                   2,970
The Macerich Company REIT *                                                269                   7,155
The St. Joe Company                                                        452                  12,543
Trammell Crow Company *                                                    184                   2,153
Transcontinental Realty Investors, Inc., REIT *                            100                   1,605
United Dominion Realty Trust, Inc.                                         679                   9,778
Ventas, Inc.                                                               300                   3,450
Vornado Operating Company *                                                149                      75
Vornado Realty Trust *                                                     506                  21,050
Washington REIT,  SBI *                                                    100                   2,489
Weingarten Realty Investors, SBI *                                         184                   8,832
Wellsford Real Properties, Inc. *                                          408                   7,842
Winston Hotels, Inc. *                                                     200                   1,548
                                                                                           -----------
                                                                                               764,067

RETAIL GROCERY - 0.44%

7 Eleven, Inc. *                                                           439                   5,141
Albertsons, Inc. *                                                       2,121                  66,790
Caseys General Stores, Inc. *                                              200                   2,980
Fresh Brands, Inc.                                                         113                   2,329
Ingles Markets, Inc. *                                                     630                   7,528
Kroger Company                                                           4,373                  91,264
Nash-Finch Company *                                                       100                   3,110
Pathmark Stores, Inc. *                                                    213                   5,253
Ruddick Corp. *                                                            519                   8,299
Safeway, Inc.                                                            2,703                 112,850
Smart & Final, Inc. *                                                      100                   1,044
The Great Atlantic & Pacific Tea Company, Inc.                             369                   8,775
Weis Markets, Inc. *                                                       100                   2,796
Whole Foods Market, Inc. *                                                 353                  15,377
Willamette Valley Vineyard, Inc. *                                         498                     847
Winn-Dixie Stores, Inc.                                                    630                   8,977
                                                                                           -----------
                                                                                               343,360

RETAIL TRADE - 5.32%

99 Cents Only Stores *                                                     210                   8,001
Abercrombie & Fitch Company, Class A *                                     534                  14,167
American Eagle Outfitters, Inc. *                                          336                   8,793
Ames Department Stores, Inc. *                                             100                      24
Ann Taylor Stores Corp. *                                                  100                   3,500
Barnes & Noble, Inc.                                                       495                  14,652
Barnesandnoble.com, Inc., Class A * (a)                                    249                    $383
Bebe Stores, Inc. *                                                        100                   1,866
Bed Bath & Beyond, Inc.                                                  1,631                  55,291
Best Buy Company, Inc. *                                                 1,112                  82,822
Big Lots, Inc.                                                             447                   4,649
BJ's Wholesale Club, Inc. *                                                351                  15,479
Borders Group, Inc.                                                        531                  10,535
Buckle, Inc. *                                                             100                   2,230
Burlington Coat Factory Warehouse Corp. *                                  185                   3,108
Cato Corp., Class A (a)                                                    100                   1,890
CDW Computer Centers, Inc. *                                               530                  28,466
Charlotte Russe Holding, Inc. (a)                                          100                   1,861
Charming Shoppes, Inc. *                                                   388                   2,060
Chicos Fas, Inc. (a)                                                       150                   5,955
Childrens Place Retail Stores, Inc. * (a)                                  100                   2,715
Christopher & Banks Corp. *                                                 96                   3,288
Circuit City Stores, Inc.                                                1,147                  29,765
Claire's Stores, Inc. *                                                    167                   2,522
Cost Plus, Inc. * (a)                                                      100                   2,650
Costco Wholesale Corp. *                                                 2,456                 108,997
CVS Corp.                                                                2,059                  60,946
Daisytek International Corp. * (a)                                         100                   1,317
Dillards, Inc., Class A *                                                  749                  11,984
Dollar General Corp. *                                                   2,000                  29,800
Dollar Tree Stores, Inc. *                                                 517                  15,980
Electronics Boutique Holdings Corp. * (a)                                  100                   3,994
eToys, Inc. * (a)                                                          300                       2
Family Dollar Stores, Inc. *                                               861                  25,813
Federated Department Stores, Inc.                                        1,092                  44,663
Fisher Scientific International, Inc. *                                    258                   7,534
Foot Locker, Inc. *                                                        960                  15,024
Footstar, Inc.                                                             100                   3,130
Fossil, Inc.                                                               414                   8,694
Fred's, Inc., Class A                                                      125                   5,120
Genesco, Inc. (a)                                                          100                   2,076
Gerald Stevens, Inc. *                                                      40                       0
Group 1 Automotive, Inc.                                                   100                   2,851
Guitar Center, Inc.                                                        100                   1,364
Hanover Direct, Inc.                                                       700                     252
Haverty Furniture Companies, Inc.                                          100                   1,655
Heilig-Meyers Company                                                      300                       1
Home Depot, Inc.                                                        12,464                 635,789
Hot Topic, Inc. * (a)                                                      167                   5,242
Intimate Brands, Inc., Class A * (a)                                     2,457                  36,511
J. C. Penney, Inc.                                                       1,389                  37,364
Kmart Corp. (a)                                                          2,390                  13,049
Kohls Corp. *                                                            1,780                 125,383
Lands' End, Inc.                                                           230                  11,537
Linens'n Things, Inc. *                                                    145                   3,698
Longs Drug Stores Corp. * (a)                                              134                   3,133
Lowe's Companies, Inc.                                                   4,107                 190,606
May Department Stores, Inc. *                                            1,627                  60,166
Mens Wearhouse, Inc. (a)                                                   161                   3,325
Michael's Stores, Inc. *                                                   470                  15,486
MSC Industrial Direct, Inc., Class A *                                     165                   3,259
Nordstrom, Inc. *                                                          864                  17,479
Pantry, Inc.                                                               100                     545
Payless ShoeSource, Inc. *                                                 100                   5,615
PC Connection, Inc. *                                                      418                   6,199
Pep Boys-Manny, Moe & Jack                                                 200                   3,430
Petrie Stores Liquidating Trust, SBI *                                     800                     680
Petsmart, Inc. * (a)                                                       509                   5,009
Pier 1 Imports, Inc. *                                                     792                  13,733
Radioshack Corp. *                                                         979                  29,468

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
RETAIL TRADE - CONTINUED

Rite Aid Corp. * (a)                                                     2,536                 $12,832
Ross Stores, Inc. *                                                        486                  15,591
Saks, Inc. *                                                               834                   7,790
School Specialty, Inc. *                                                   100                   2,288
Sears Roebuck & Company *                                                1,690                  80,512
Shop At Home, Inc. * (a)                                                   100                     273
Shopko Stores, Inc. *                                                      100                     950
Spiegel Inc., Class A                                                      838                   3,813
Stein Mart, Inc. *                                                         200                   1,672
Systemax, Inc. *                                                           201                     482
Talbots, Inc. * (a)                                                        473                  17,146
Target Corp. *                                                           4,922                 202,048
The Dress Barn, Inc. *                                                     100                   2,501
The Gap, Inc. *                                                          4,953                  69,045
The Limited, Inc. *                                                      2,672                  39,332
The Neiman Marcus Group, Inc., Class A *                                   199                   6,183
The Yankee Candle, Inc. * (a)                                              531                  12,032
Tiffany & Company *                                                        828                  26,057
TJX Companies, Inc.                                                      1,457                  58,076
Too, Inc. *                                                                100                   2,750
Toys R Us, Inc.                                                          1,043                  21,632
Transport World Entertainment Corp. * (a)                                  200                   1,520
Tuesday Morning Corp. *                                                    160                   2,894
Tweeter Home Entertainment Group, Inc. *                                   100                   2,900
Urban Outfitters, Inc. *                                                   100                   2,412
Value City Department Stores, Inc. *                                       100                     470
Valuevision International, Inc., Class A *                                 347                   6,798
Wal-Mart Stores, Inc.                                                   23,939               1,377,689
Walgreen Company *                                                       5,529                 186,106
Wet Seal, Inc. *                                                           150                   3,533
Whitehall Jewellers, Inc.                                                   74                     813
Wild Oats Markets, Inc. * (a)                                              100                     993
Williams-Sonoma, Inc. * (a)                                                343                  14,715
Wilsons Leather Experts, Inc. * (a)                                         98                   1,118
Zale Corp.                                                                 260                  10,889
                                                                                           -----------
                                                                                             4,080,430

SANITARY SERVICES - 0.21%

Allied Waste Industries, Inc. *                                          1,249                  17,561
Ecolab, Inc. *                                                             719                  28,940
IMCO Recycling, Inc. * (a)                                                 100                     715
Ionics, Inc.                                                               100                   3,003
Waste Management, Inc. *                                                 3,453                 110,185
                                                                                           -----------
                                                                                               160,404

SEMICONDUCTORS - 3.45%

Advanced Micro Devices, Inc. *                                           2,077                  32,941
Agere Systems, Inc., Class A *                                           4,456                  25,355
Alliance Semiconductor Corp. *                                             161                   1,945
Alltel Corp.                                                             1,680                 103,706
Alpha Industries, Inc. *                                                   197                   4,295
Altera Corp. *                                                           1,962                  41,634
American Superconductor Corp. *                                            100                   1,226
Applied Materials, Inc. *                                                4,434                 177,803
Applied Micro Circuits Corp. *                                           1,707                  19,323
Atmel Corp. *                                                            2,504                  18,454
ATMI, Inc. * (a)                                                           100                   2,385
Axcelis Technologies, Inc. *                                               353                   4,550
AXT, Inc. *,                                                               100                   1,443
Broadcom Corp., Class A *                                                1,392                  56,891
Caliper Technologies Corp. (a)                                             100                   1,561
Cirrus Logic, Inc. *                                                       385                   5,090
Conexant Systems, Inc. *                                                 1,530                  21,971
Credence Systems Corp.                                                     541                  10,046
Cree, Inc. * (a)                                                           375                  11,048
Cypress Semiconductor Corp. *                                              781                 $15,565
Elantec Semiconductor, Inc.                                                206                   7,910
Electroglas, Inc. *                                                        100                   1,477
Emcore Corp. * (a)                                                         133                   1,789
ESS Technology, Inc. * (a)                                                 184                   3,912
Exar Corp. *                                                               200                   4,170
Fairchild Semiconductor Corp., Class A *                                   532                  15,002
Genus, Inc. * (a)                                                          150                     365
GlobespanVirata, Inc.                                                      628                   8,133
Integrated Device Technology, Inc. *                                       695                  18,480
Integrated Silicon Solution, Inc. *                                        100                   1,224
Intel Corp. *                                                           35,918               1,129,621
Intergrated Electrical Services, Inc.                                      200                   1,024
International Rectifier Corp.                                              275                   9,592
Intersil Corp., Class A *                                                  473                  15,254
JNI Corp. * (a)                                                            100                     831
KLA-Tencor Corp. *                                                       1,059                  52,484
Kopin Corp.                                                                255                   3,570
Kulicke & Soffa Industries, Inc. (a)                                       200                   3,430
LAM Research Corp. *                                                       845                  19,621
Lattice Semiconductor Corp. *                                              671                  13,802
LSI Logic Corp.                                                          1,866                  29,446
LTX Corp. *                                                                199                   4,167
Mattson Technology, Inc. (a)                                               100                     881
MEMC Electronic Materials, Inc.                                            323                   1,147
Micrel, Inc. *                                                             575                  15,082
Micron Technology, Inc. *                                                3,249                 100,719
Microsemi Corp. *                                                          184                   5,465
MIPS Technologies, Inc., Class A (a)                                       170                   1,469
MKS Instruments, Inc.                                                      163                   4,406
Monolithic System Technology, Inc. *                                       344                   7,086
Multilink Technology Corp. *                                               405                   2,624
National Semiconductor Corp. *                                             968                  29,805
Novellus Systems, Inc. *                                                   740                  29,193
NVIDIA Corp. * (a)                                                         790                  52,851
Oak Technology, Inc. (a)                                                   200                   2,750
ON Semiconductor Corp. (a)                                               1,978                   4,094
Pericom Semiconductor Corp.                                                417                   6,047
Phoenix Technology, Ltd. *                                                 100                   1,164
Photronics, Inc. * (a)                                                     100                   3,135
Pioneer Standard Electronics, Inc. (a)                                     161                   2,045
PLX Technology, Inc.                                                       100                   1,261
Power Integrations, Inc. *                                                 100                   2,284
PRI Automation, Inc.                                                       100                   2,045
QLogic Corp.                                                               502                  22,344
Quicklogic Corp.                                                           100                     500
Rambus, Inc. * (a)                                                         400                   3,196
Rudolph Technologies, Inc. *                                               147                   5,045
Sage, Inc. *                                                               203                   7,525
Semtech Corp. *                                                            294                  10,493
Silicon Image, Inc.                                                        272                   1,023
Silicon Laboratories, Inc. * (a)                                           210                   7,079
Siliconix, Inc. *                                                          135                   3,702
Sipex Corp. (a)                                                            100                   1,285
Teradyne, Inc. *                                                         1,002                  30,200
Texas Instruments, Inc. *                                                9,307                 260,596
Therma-Wave, Inc. *                                                        100                   1,492
Three-Five Systems, Inc.                                                   301                   4,789
TranSwitch Corp. *                                                         510                   2,295
Triquint Semiconductor, Inc. *                                             644                   7,895
Ultratech Stepper, Inc. *                                                  100                   1,652
Varian Semiconductor Equipment, Inc. *                                     138                   4,773
Veeco Instruments, Inc. * (a)                                              100                   3,605
Vitesse Semiconductor Corp. *                                            1,320                  16,408

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
SEMICONDUCTORS- CONTINUED

Xicor, Inc. * (a)                                                          100                  $1,110
Xilinx, Inc.                                                             1,794                  70,056
Zoran Corp. *                                                               64                   2,089
                                                                                           -----------
                                                                                             2,647,241

SHIPBUILDING - 0.02%

Maritrans, Inc.                                                            200                   2,394
Newport News Shipbuilding, Inc.                                            163                  11,614
Todd Shipyards Corp. *                                                     100                     890
                                                                                           -----------
                                                                                                14,898

SOFTWARE - 4.51%

Accrue Software, Inc. *                                                    100                      60
Activision, Inc. *                                                         345                   8,973
Actuate Corp. *                                                            200                   1,054
Adobe Systems, Inc. *                                                    1,377                  42,756
Advent Software, Inc. *                                                    131                   6,543
Allscripts Heathcare Solution, Inc. * (a)                                  100                     324
America Online Latin America, Inc., Class A * (a)                          733                   3,335
ANSYS, Inc. *                                                              100                   2,465
Applied Digital Solutions, Inc. *                                          200                      86
Artisoft, Inc. * (a)                                                       100                     171
Ascential Software Corp. *                                               1,538                   6,229
Autodesk, Inc. *                                                           408                  15,206
Avocent Corp.                                                              209                   5,068
Aware, Inc. *                                                              100                     830
BE, Inc. * (a)                                                             100                      14
BEA Systems, Inc. *                                                      2,206                  33,972
Bindview Development Corp.                                                 200                     402
Blue Martini Software, Inc. *                                              547                   1,646
BMC Software, Inc. *                                                     1,503                  24,604
Borland Software Corp. *                                                   366                   5,732
BroadVision, Inc. * (a)                                                  1,213                   3,324
Bsquare Corp. *                                                            100                     417
Cadence Design Systems, Inc. *                                           1,411                  30,929
Caldera International Inc. * (a)                                           241                     207
Caminus Corp. (a)                                                          100                   2,300
Captaris, Inc.                                                             100                     369
Carreker Antinori, Inc. * (a)                                              100                     590
Cerner Corp. *                                                             141                   7,040
Checkfree Corp.                                                            491                   8,838
CIBER, Inc. *                                                              200                   1,890
Citrix Systems, Inc. *                                                   1,122                  25,425
Click Commerece, Inc. (a)                                                  457                   1,444
Cognizant Technology Solutions Corp., Class A *                            174                   7,131
Commerce One, Inc. (a)                                                   2,912                  10,396
Computer Associates International, Inc. *                                3,172                 109,402
Computer Network Technology Corp. *                                        100                   1,779
Compuware Corp. *                                                        2,025                  23,875
Covansys Corp. *                                                           100                     895
Cybear Group                                                                 7                       2
Daleen Technologies, Inc. * (a)                                            100                      35
Datatec Systems, Inc. *                                                    100                      91
Deltek Systems, Inc. *                                                     100                     442
Dendrite International, Inc. *                                             100                   1,403
Digital Courier Technologies, Inc.                                         100                       7
Digital Generation Systems, Inc. *                                         410                     455
Direct Focus, Inc. * (a)                                                   177                   5,522
Documentum, Inc. * (a)                                                     200                   4,344
DST Systems, Inc.                                                          649                  32,353
Earthlink, Inc.                                                            872                  10,612
Electronic Arts, Inc. *                                                    775                  46,461
Embarcadero Tech, Inc. * (a)                                               327                   7,913
Entegris, Inc. *                                                           715                   7,836
Epicor Software Corp. *                                                    200                     298
Epresence, Inc. *                                                          154                    $645
Exult, Inc. Delaware * (a)                                                 481                   7,720
Fair Issac & Company, Inc. *                                               193                  12,163
FairMarket, Inc. *                                                         100                     112
Gadzoox Networks, Inc. *                                                   100                      70
Geoworks Corp. *                                                           100                      98
Hartcourt Companies, Inc.                                                  200                      72
Hyperion Solutions Corp. *                                                 100                   1,986
Igate Capital Corp. * (a)                                                  239                     980
Imation Corp. *                                                            317                   6,841
Industries International, Inc. *                                           191                   1,394
Infogrames, Inc.                                                           357                   2,531
Informatica Corp. *                                                        372                   5,398
InfoUSA, Inc. *                                                            317                   2,200
Internet Pictures Corp. (a)                                                 10                      21
Intertrust Technologies Corp. *                                            434                     534
InterWorld Corp. (a)                                                         2                       1
Intrusion.com, Inc. *                                                      100                     172
Intuit, Inc. *                                                           1,220                  52,192
JDA Software Group, Inc. *                                                 100                   2,235
Kana Software, Inc. *                                                       51                     992
Keane, Inc.                                                                337                   6,076
Lightspan, Inc. *                                                          272                     375
Luminant Worlwide Corp. (a)                                                100                      12
Macrovision Corp. * (a)                                                    290                  10,214
Magma Design Automation, Inc. (a)                                          349                  10,568
Manhattan Associates, Inc. * (a)                                           100                   2,915
Manugistics Group, Inc. *                                                  291                   6,134
Matrixone, Inc.                                                            197                   2,559
MCSi, Inc.                                                                  27                     633
Mentor Graphics Corp.                                                      259                   6,105
Mercator Software, Inc. * (a)                                              100                     836
Mercury Interactive Corp. *                                                472                  16,039
Metasolv, Inc.                                                             100                     786
Micromuse, Inc. *                                                          317                   4,755
Microsoft Corp.                                                         28,801               1,908,066
MicroStrategy, Inc., Class A * (a)                                         100                     385
Midway Games, Inc. * (a)                                                   100                   1,501
MRO Software, Inc. *                                                       100                   2,338
MSC Software Corp.                                                         100                   1,560
Netegrity, Inc. *                                                          150                   2,904
NetManage, Inc. *                                                          200                     204
Netscout Systems, Inc. (a)                                                 100                     791
Networks Associates, Inc.                                                  858                  22,179
Netzee, Inc. *                                                              12                      20
NMS Communications Corp.                                                   280                   1,350
Novell, Inc. *                                                           1,834                   8,418
Numerical Technologies, Inc. * (a)                                         210                   7,392
NYFIX, Inc. * (a)                                                          100                   2,002
On2 Common, Inc. (a)                                                       100                      34
Onyx Software Corp.                                                        173                     675
Oracle Corp. *                                                          30,185                 416,855
OTG Software, Inc.                                                         100                   1,000
Parametric Technology Corp.                                              1,700                  13,277
PeopleSoft, Inc.                                                         1,676                  67,375
Peregrine Systems, Inc.                                                  1,130                  16,758
Pfsweb, Inc.                                                               181                     154
Pomeroy Computer Resources, Inc. * (a)                                     100                   1,350
Progress Software Corp. *                                                  436                   7,534
Proquest Company *                                                         100                   3,391
Puma Technology, Inc.                                                      184                     475
Rational Software Corp. *                                                1,172                  22,854
Red Hat, Inc. *                                                          1,585                  11,254
Roxio, Inc. *                                                               61                   1,010

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
SOFTWARE - CONTINUED

Rstar Corp. *                                                              200                     $78
Saba Software, Inc. (a)                                                    397                   2,072
Sagent Technology, Inc.                                                    100                      95
Sanchez Computer Associates, Inc. * (a)                                    100                     855
Secure Computing Corp. *                                                   100                   2,055
Seebeyond Technology Corp. * (a)                                           312                   3,026
Selectica, Inc. *                                                          166                   1,004
Serena Software, Inc. *                                                    168                   3,652
Siebel Systems, Inc. *                                                   2,412                  67,488
Silverstream Software, Inc. *                                              100                     681
Speechworks International, Inc.                                            266                   2,993
SPSS, Inc. *                                                                13                     231
Starbase Corp. * (a)                                                       249                     169
Storagenetworks, Inc. * (a)                                                124                     766
Symantec Corp. *                                                           471                  31,241
Synavant, Inc. *                                                            84                     336
Synopsys, Inc.                                                             297                  17,544
Take-Two Interactive Software, Inc. * (a)                                  100                   1,617
Tarantella, Inc.                                                           222                     129
The 3DO Company * (a)                                                      231                     481
TR Systems, Inc. * (a)                                                     100                     313
Transaction Systems Architects, Inc., Class A                              100                   1,226
Tyler Technologies, Inc. *                                                 200                     910
Ulticom, Inc. *                                                            326                   3,280
VERITAS Software Corp. *                                                 2,118                  94,950
Versata, Inc. *                                                            100                      92
Vertex Industries, Inc. *                                                  158                     149
Vialink Company                                                            123                      23
Viewpoint Corp.                                                            184                   1,253
Virage, Inc. * (a)                                                         119                     394
Visual Data Corp. * (a)                                                     80                      62
Web Maryland Corp. *                                                     1,690                  11,931
Webb Interactive Services Inc.                                              70                      50
Wire One Technologies, Inc. (a)                                            166                   1,033
Worldport Communications, Inc. *                                           212                      87
Worldwide Xceed Group, Inc. *                                               10                       0
Xanser Corp. *                                                             200                     402
                                                                                           -----------
                                                                                             3,455,633

STEEL - 0.10%

Alaska Steel Holding Corp.                                                 814                   9,263
Allegheny Technologies, Inc. *                                             504                   8,442
Bethleham Steel Corp.                                                      612                     275
Carpenter Technology Corp. *                                               100                   2,662
Intermet Corp. *                                                           100                     335
LTV Corp. (a)                                                              400                       6
NS Group, Inc. *                                                           100                     748
Nucor Corp. *                                                              481                  25,474
Quanex Corp. *                                                             100                   2,830
Reliance Steel & Aluminum Company                                          100                   2,625
Ryerson Tull, Inc.                                                         100                   1,100
Steel Dynamics, Inc. *                                                     193                   2,241
Texas Industries, Inc. *                                                   100                   3,690
USX-United States Steel Group *                                            566                  10,250
Worthington Industries, Inc. *                                             679                   9,642
                                                                                           -----------
                                                                                                79,583

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.33%

ADC Telecommunications, Inc. *                                           4,286                  19,716
Adelphia Business Solutions, Inc. *                                        227                     132
ADTRAN, Inc. *                                                             167                   4,262
Advanced Fibre Communications, Inc. *                                      514                   9,082
Airnet Commerce Corp. *                                                    166                      70
Alaska Communications Systems, Inc. *                                      169                   1,347
Allied Riser Communications Corp. *                                        200                      34
American Tower Corp., Class A *                                          1,094                 $10,360
Andrew Corp. *                                                             493                  10,792
Arch Wireless, Inc. *                                                      200                       3
Arris Group, Inc. *                                                        637                   6,217
Aspect Communications, Inc. *                                              192                     745
Avaya, Inc. *                                                            1,625                  19,744
Carrier Access Corp. *                                                     100                     292
Choice One Communications, Inc. * (a)                                      161                     564
CIENA Corp. *                                                            1,796                  25,701
Com21, Inc. *                                                              100                     137
Commonwealth Telephone Enterprises, Inc. (a)                               100                   4,550
Commscope, Inc. *                                                          387                   8,231
Comverse Technology, Inc. *                                                874                  19,551
Convergent Communications, Inc. *                                          100                       0
Copper Mountain Networks, Inc. *                                           216                     365
Corning, Inc.                                                            4,983                  44,448
Corvis Corp. *                                                           1,625                   5,249
Cosine Communications, Inc. *                                              944                   1,463
CT Communications, Inc. *                                                  100                   1,651
CTC Communications Group, Inc. (a)                                         100                     515
Digital Lightwave, Inc. * (a)                                              130                   1,219
Ditech Communications Corp. * (a)                                          100                     602
Eglobe, Inc. *                                                              63                       0
Fibernet Telecom Group, Inc. * (a)                                         228                      84
Finisar Corp. (a)                                                          971                   9,875
Focal Communications Corp. *                                               255                     156
General Communication, Inc. *                                              272                   2,320
Global Telesystems Group, Inc. *                                           500                       3
Harris Corp. *                                                             279                   8,512
Ibasis, Inc. (a)                                                           178                     233
ICG Communications, Inc.                                                   100                       5
IDT Corp.                                                                  100                   1,951
Inet Technologies, Inc.                                                    227                   2,399
Infonet Services Corp., Class B *                                        1,616                   3,959
Inrange Technologies Corp. Class B * (a)                                   351                   4,335
InterDigital Communication Corp. *                                         454                   4,404
ITC DeltaCom, Inc. (a)                                                     200                     174
JDS Uniphase Corp. *                                                     7,166                  62,201
Latitude Communications, Inc.                                              100                     265
Leap Wireless International, Inc. (a)                                      294                   6,165
Level 3 Communications, Inc. (a)                                         2,792                  13,960
Liberty Satellite & Technology, Class A (a)                                296                     278
Loral Space & Communications, Ltd. * (a)                                 2,419                   7,233
Lucent Technologies, Inc.                                               18,652                 117,321
Mastec, Inc. *                                                             150                   1,043
MCK Communications, Inc. *                                                 100                     148
Metawave Communications Corp. * (a)                                        484                   1,510
Metricom, Inc. * (a)                                                       100                       6
Metrocall, Inc.                                                            100                      $3
Metromedia Fiber Network, Inc., Class A * (a)                            2,366                   1,041
Motorola, Inc.                                                          12,011                 180,405
MRV Communications, Inc. (a)                                               660                   2,798
Net2Phone, Inc. (a)                                                        100                     675
Net2000 Communication, Inc. *                                              100                       0
Network Equipment Technologies, Inc. *                                     194                   1,057
Network Plus Corp. * (a)                                                   300                     348
New Focus, Inc. *                                                          338                   1,288
Newport Corp.                                                              154                   2,969
Next Level Communications, Inc., Class A (a)                               361                   1,209
Nx Networks, Inc.                                                          100                       0
P-Com, Inc. *                                                              200                      66
Pac-West Telecomm, Inc. (a)                                                182                     100
PanAmSat Corp.                                                             819                  17,920
Paradyne Corp. *                                                           100                     390

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED

Plantronics, Inc. *                                                        293                  $7,513
Powerwave Technologies, Inc. *                                             300                   5,184
Price Communications Corp. (a)                                             200                   3,818
PTEK Holdings, Inc. * (a)                                                  200                     680
QUALCOMM, Inc. *                                                         4,091                 206,595
RCN Corp. * (a)                                                            401                   1,175
RF Micro Devices, Inc. * (a)                                               965                  18,557
Savvis Communications Corp.                                                300                     171
SBA Communications Corp. *                                                 231                   3,008
Scientific-Atlanta, Inc.                                                   858                  20,541
Sonus Networks, Inc. * (a)                                               1,192                   5,507
Star Telecommunications, Inc. * (a)                                        200                       1
Startec Global Communications Corp. * (a)                                  100                       4
Sunrise Telecom, Inc. *                                                    411                   1,648
Superior Telecom, Inc. (a)                                                 100                     114
Symmetricom, Inc. *                                                        150                   1,141
Tekelec (a)                                                                264                   4,781
Telaxis Communications Corp.                                               100                      72
TeleCorp PCS, Inc., Class A * (a)                                        1,044                  13,019
Teligent, Inc., Class A * (a)                                              100                       0
Tellabs, Inc. *                                                          2,178                  32,583
Terayon Communication Systems, Inc. * (a)                                  306                   2,531
Time Warner Telecom, Inc., Class A * (a)                                   181                   3,202
TippingPoint Technologies, Inc. * (a)                                       14                     103
Tollgrade Communications, Inc. *                                           226                   7,537
Triton PCS Holdings, Inc., Class A *                                       248                   7,279
Tut Systems, Inc. *                                                        153                     355
UTStarcom, Inc.                                                            200                   5,700
Vertel Corp. *                                                             100                      67
Waverider Communications, Inc.                                             200                      50
Weblink Wireless, Inc. * (a)                                               100                       5
Westell Technologies, Inc., Class A *                                      100                     264
Williams Communications Group, Inc. * (a)                                2,174                   5,109
Winstar Communications, Inc. * (a)                                         501                       9
                                                                                           -----------
                                                                                             1,014,174

TELEPHONE - 3.75%

Allegiance Telecom, Inc. *                                                 469                   3,888
AT&T Corp. *,                                                           18,399                 333,758
AT&T Latin America Corp. *                                                 241                     284
AT&T Wireless Services, Inc. *                                          13,761                 197,745
BellSouth Corp.                                                         10,002                 381,576
Broadwing, Inc. *                                                        1,296                  12,312
Centennial Communications Corp., Class A (a)                               403                   4,127
CenturyTel, Inc. *                                                         667                  21,878
Citizens Communications Company                                          1,825                  19,454
Conestoga Enterprises, Inc. *                                              100                   3,195
Corecomm, Ltd. *                                                            61                      10
Dobson Communications Corp., Class A *                                     177                   1,512
e.spire Communications, Inc. *                                             200                      22
Harmonic, Inc.                                                             248                   2,981
Hickory Tech Corp.                                                         100                   1,695
McLeodUSA, Inc. * (a)                                                    2,883                   1,067
Mpower Holding Corp.                                                       255                     115
North Pittsburgh Systems, Inc. *                                           100                   1,850
NTL, Inc. * (a)                                                          1,229                   1,155
Primus Telecommunication Group, Inc. (a)                                   100                      65
Qwest Communications International, Inc. *                               9,158                 129,402
SBC Communications, Inc.                                                18,034                 706,392
Sprint Corp. (FON Group)                                                 4,596                  92,288
Talk America Holdings, Inc. * (a)                                          200                      82
Telephone & Data Systems, Inc. *                                           245                  21,989
U.S. Cellular Corp. (a)                                                    516                  23,349
Verizon Communications, Inc. *                                          14,471                 686,794
Viatel, Inc. * (a)                                                         100                      $2
Warwick Valley Telephone Company *                                          25                   1,450
WorldCom, Inc.-MCI Group (a)                                               536                   6,807
WorldCom, Inc.-WorldCom Group                                           15,525                 218,592
XO Communications, Inc., Class A (a)                                     1,191                     114
Z Telephone Technologies, Inc. * (a)                                       100                     130
                                                                                           -----------
                                                                                             2,876,080

TIRES & RUBBER - 0.07%

Bandag, Inc.                                                               100                   3,476
Carlisle Companies, Inc. *                                                 286                  10,576
Cooper Tire & Rubber Company *                                             563                   8,985
Goodyear Tire &  Rubber Company * (a)                                    1,065                  25,358
Myers Indiana, Inc.                                                        121                   1,652
                                                                                           -----------
                                                                                                50,047

TOBACCO - 0.80%

Dimon, Inc.                                                                729                   5,249
Philip Morris Companies, Inc.                                           11,697                 536,307
R.J. Reynolds Tobacco Holdings, Inc. *                                     582                  32,767
Universal Corp., Virginia *                                                100                   3,641
UST, Inc. *                                                                926                  32,410
Vector Group, Ltd. * (a)                                                   110                   3,613
                                                                                           -----------
                                                                                               613,987

TOYS, AMUSEMENTS & SPORTING GOODS - 0.19%

Hasbro, Inc. *                                                             974                  15,808
Jakks Pacific, Inc. *                                                      100                   1,895
Mattel, Inc. *                                                           2,316                  39,835
NIKE, Inc., Class B *                                                    1,462                  82,223
Russ Berrie & Company, Inc.                                                100                   3,000
                                                                                           -----------
                                                                                               142,761

TRANSPORTATION - 0.16%

Alexander & Baldwin, Inc. *                                                313                   8,357
C. H. Robinson Worldwide, Inc. *                                           409                  11,826
General Maritime Corp.                                                     545                   5,450
Harley Davidson, Inc. *                                                  1,589                  86,299
Heartland Express, Inc. *                                                  125                   3,471
Overseas Shipholding Group, Inc.                                           279                   6,277
RailAmerica, Inc. (a)                                                      100                   1,446
                                                                                           -----------
                                                                                               123,126

TRAVEL SERVICES - 0.07%

Expedia, Inc., Class A *                                                   392                  15,919
Hotel Reservations Network, Inc., Class A *                                100                   4,600
Pegasus Systems, Inc. *                                                    100                   1,420
Sabre Holdings, Inc. *                                                     680                  28,798
                                                                                           -----------
                                                                                                50,737

TRUCKING & FREIGHT - 0.37%

Airborne, Inc. *                                                           563                   8,349
Arkansas Best Corp. *                                                      100                   2,882
CNF Transportation, Inc.                                                   178                   5,972
EGL, Inc. * (a)                                                            200                   2,790
Expeditores International of Washington, Inc.                              257                  14,636
Fedex Corp.                                                              1,613                  83,683
First Aviation Services, Inc. *                                            297                   1,265
Forward Air Corp. (a)                                                      100                   3,392
Kirby Corp.                                                                100                   2,755
Knight Transportation, Inc. *                                              225                   4,226
Landstar Systems, Inc. *                                                    75                   5,438
Navistar International Corp. *                                             370                  14,615
OMI Corp. * (a)                                                            296                   1,178
Pittston Brinks Group *                                                    381                   8,420
Plains All American Pipeline, LP *                                         100                   2,599

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
TRUCKING & FREIGHT  - CONTINUED

Roadway Express, Inc. *                                                    100                  $3,670
Ryder Systems, Inc.                                                        200                   4,430
Swift Transportation, Inc.                                                 526                  11,314
U.S. Freightways Corp. *                                                   100                   3,140
United Parcel Service, Inc., Class B *                                   1,701                  92,705
Werner Enterprises, Inc. *                                                 193                   4,690
Yellow Corp. *                                                             100                   2,510
                                                                                           -----------
                                                                                               284,659

TOTAL COMMON STOCK
(Cost: $82,576,067)                                                                        $68,753,499
                                                                                           -----------


PREFERRED STOCK - 0.00%
REAL ESTATE - 0.00%
Commercial Net Lease Realty, REITS, Series A                                42                     966
Corrections Corp. of America, Series B                                      25                     491
                                                                                           -----------
                                                                                                 1,457

TOTAL PREFERRED STOCK
(Cost: $1,146)                                                                                  $1,457
                                                                                           -----------

WARRANTS - 0.00%
BANKING - 0.00%
Dime Bancorp, Inc., Warrants *                                             300                      45
                                                                                           -----------

DRUGS & HEALTH CARE - 0.00%
Endo Pharmaceutical Holdings, Inc., Warrants *,
   (Expiration date 12/31/2002; strike price
   $0.01)                                                                  100                      78
                                                                                           -----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
Focal Communications Corp., Warrants *,
   (Expiration date 12/14/2007; strike price
   $2.34)                                                                   40                       0
                                                                                           -----------

TOTAL WARRANTS
(Cost: $465)                                                                                      $123
                                                                                           -----------

                                                                       PRINCIPAL
                                                                         AMOUNT               VALUE
                                                                         ------               -----
SHORT TERM INVESTMENTS - 4.50%
Navigator Securities Lending Trust, 2.25%                             $3,149,234            $3,149,234
United States Treasury Bills,
    1.69% due 03/28/2002                                                 150,000               149,394
    1.91% due 02/21/2002                                                  50,000                49,865
    2.21% due 01/10/2002                                                 100,000                99,945
                                                                                           -----------
                                                                                            $3,448,438

REPURCHASE AGREEMENTS - 5.81% Repurchase Agreement with State
   Street Corp., dated 12/31/2001 at 1.53%, to be repurchased at $4,455,379 on 1/2/2002, collaterized by $4,240,000 U.S.
   Treasury Bond 6.25% due 8/15/2023 (valued at $4,547,400,
   including interest)                                                $4,455,000            $4,455,000
                                                                                           -----------

TOTAL INVESTMENTS (TOTAL STOCK MARKET INDEX TRUST)
(Cost: $90,481,116)                                                                        $76,658,524
                                                                                           ===========

500 INDEX TRUST

                                                                        SHARES                VALUE
                                                                        ------                -----
COMMON STOCK - 95.54%

ADVERTISING - 0.30%

Interpublic Group Companies, Inc. *                                     27,369                $808,480
Omnicom Group, Inc.                                                     13,469               1,203,455
TMP Worldwide, Inc. * (a)                                                8,012                 343,715
                                                                                           -----------
                                                                                             2,355,650

AEROSPACE - 1.49%

B.F. Goodrich Company *                                                  7,390                 196,722
Boeing Company *                                                        60,699               2,353,907
General Dynamics Corp. *                                                14,623               1,164,576
Honeywell International, Inc. *                                         58,936               1,993,216
Lockheed Martin Corp.                                                   31,928               1,490,080
Northrop Grumman Corp.                                                   8,003                 806,782
Raytheon Company *                                                      28,333                 919,972
Rockwell Collins, Inc. *                                                13,309                 259,525
Textron, Inc. *                                                         10,239                 424,509
United Technologies Corp. *                                             33,958               2,194,706
                                                                                           -----------
                                                                                            11,803,995

AIR TRAVEL - 0.17%

Delta Air Lines, Inc. *                                                  8,936                 261,468
Southwest Airlines Company *                                            55,467               1,025,030
U.S. Airways Group, Inc. (a)                                             4,951                  31,389
                                                                                           -----------
                                                                                             1,317,887

ALUMINUM - 0.38%

Alcan Aluminum, Ltd. *                                                  23,257                 835,624
Alcoa, Inc.                                                             61,556               2,188,316
                                                                                           -----------
                                                                                             3,023,940

AMUSEMENT & THEME PARKS - 0.38%

The Walt Disney Company *                                              147,758               3,061,546
                                                                                           -----------

APPAREL & TEXTILES - 0.19%

Cintas Corp. * (a)                                                      12,300                 590,400
Jones Apparel Group, Inc.                                                9,094                 301,648
Liz Claiborne, Inc. *                                                    3,814                 189,746
Reebok International, Ltd. * (a)                                         4,271                 113,182
V.F. Corp. *                                                             8,043                 313,757
                                                                                           -----------
                                                                                             1,508,733

AUTO PARTS - 0.40%

AutoZone, Inc. *                                                         7,812                 560,902
Dana Corp. *                                                            10,772                 149,515
Danaher Corp.                                                           10,356                 624,571
Delphi Automotive Systems Corp. *                                       40,609                 554,719
Eaton Corp.                                                              5,061                 376,589
Genuine Parts Company *                                                 12,550                 460,585
TRW, Inc. *                                                              9,154                 339,064
Visteon Corp. *                                                          9,456                 142,218
                                                                                           -----------
                                                                                             3,208,163

AUTOMOBILES - 0.55%

Ford Motor Company *                                                   131,258               2,063,376
General Motors Corp. *                                                  40,263               1,956,782
PACCAR, Inc. *                                                           5,563                 365,044
                                                                                           -----------
                                                                                             4,385,202

BANKING - 4.25%

AmSouth BanCorp                                                         26,409                 499,130
Bank of New York, Inc.                                                  53,377               2,177,782
Bank One Corp.                                                          84,512               3,300,194
BB&T Corp.                                                              32,834               1,185,636
Comerica, Inc. *                                                        12,906                 739,514
Fifth Third BanCorp *                                                   41,876               2,568,255
FleetBoston Financial Corp.                                             75,740               2,764,510

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
BANKING - CONTINUED

Golden West Financial Corp. *                                           11,425                $672,361
Huntington Bancshares, Inc. (a)                                         18,203                 312,910
KeyCorp.                                                                30,692                 747,043
National City Corp.                                                     43,950               1,285,098
Northern Trust Corp.                                                    16,098                 969,422
PNC Bank Corp. *                                                        20,465               1,150,133
Southtrust Corp. *                                                      24,834                 612,655
State Street Corp. *                                                    23,581               1,232,107
SunTrust Banks, Inc. *                                                  21,034               1,318,832
Union Planters Corp. *                                                   9,955                 449,269
US  Bancorp *                                                          141,395               2,959,397
Wachovia Corp. *                                                        98,632               3,093,099
Wells Fargo & Company                                                  122,864               5,338,441
Zions BanCorp * (a)                                                      6,649                 349,604
                                                                                           -----------
                                                                                            33,725,392

BIOTECHNOLOGY - 1.00%

Amgen, Inc. *                                                           75,776               4,276,797
Applera Corp.-Applied Biosystems Group *                                15,361                 603,226
Biogen, Inc. *                                                          10,720                 614,792
Chiron Corp. * (a)                                                      13,709                 601,003
Immunex Corp. *                                                         39,474               1,093,825
MedImmune, Inc. * (a)                                                   15,514                 719,074
                                                                                           -----------
                                                                                             7,908,717

BROADCASTING - 1.07%

Clear Channel Communications, Inc. *                                    43,318               2,205,320
Univision Communications, Inc., Class A * (a)                           15,229                 616,165
Viacom, Inc., Class B *                                                128,529               5,674,555
                                                                                           -----------
                                                                                             8,496,040

BUSINESS SERVICES - 2.83%

AMR Corp. *                                                             11,202                 248,348
Automatic Data Processing, Inc.                                         44,688               2,632,123
Cendant Corp.                                                           71,139               1,395,036
Computer Sciences Corp. *                                               12,345                 604,658
Convergys Corp. *                                                       12,471                 467,538
Deluxe Corp. *                                                           4,810                 200,000
Electronic Data Systems Corp. *                                         34,357               2,355,172
First Data Corp.                                                        27,649               2,169,064
Fiserv, Inc.                                                            13,564                 574,028
Fluor Corp. *                                                            5,806                 217,144
H & R Block, Inc.                                                       13,298                 594,421
ITT Industries, Inc. *                                                   6,405                 323,453
NCR Corp.                                                                7,039                 259,458
Paychex, Inc. *                                                         27,127                 945,376
R.R. Donnelley & Sons Company *                                          8,301                 246,457
Robert Half International, Inc. *                                       12,711                 339,384
Sapient Corp. *                                                          9,160                  70,715
Tyco International, Ltd. *                                             144,598               8,516,822
Unisys Corp. *                                                          23,126                 290,000
                                                                                           -----------
                                                                                            22,449,197

CABLE AND TELEVISION - 0.31%

Comcast Corp., Class A *                                                68,489               2,465,604
                                                                                           -----------

CHEMICALS - 1.17%

Air Products & Chemicals, Inc.,                                         16,473                 772,748
Dow Chemical Company                                                    65,361               2,207,895
E.I. DuPont De Nemours & Company                                        74,299               3,158,451
Eastman Chemical Company *                                               5,587                 218,005
Engelhard Corp.                                                          9,405                 260,330
FMC Corp.                                                                2,260                 134,470
Great Lakes Chemical Corp.                                               3,638                  88,331
Hercules, Inc. *                                                         7,869                  78,690
PPG Industries, Inc. *                                                  12,201                 631,036
Praxair, Inc. *                                                         11,656                $643,994
Rohm & Haas Company                                                     15,970                 553,041
Sigma-Aldrich Corp. *                                                    5,315                 209,464
Waters Corp.                                                             9,385                 363,856
                                                                                           -----------
                                                                                             9,320,311

CELLULAR COMMUNICATIONS - 0.30%

Nextel Communications, Inc., Class A (a)                                57,850                 634,036
Sprint Corp. (PCS Group), Series 1 * (a)                                71,433               1,743,680
                                                                                           -----------
                                                                                             2,377,716

COMPUTERS & BUSINESS EQUIPMENT - 5.40%

Apple Computer, Inc. *                                                  25,424                 556,786
Cisco Systems, Inc. *                                                  531,611               9,627,475
Compaq Computer Corp. *                                                122,777               1,198,304
Dell Computer Corp. *                                                  189,164               5,141,477
EMC Corp.                                                              160,578               2,158,168
Gateway, Inc.                                                           23,481                 188,787
Hewlett-Packard Company                                                140,605               2,888,027
IBM Corp. *                                                            124,851              15,101,977
Lexmark International Group, Inc., Class A                               9,421                 555,839
Maxim Integrated Products, Inc.                                         23,435               1,230,572
Palm, Inc.                                                              41,174                 159,755
Pitney Bowes, Inc.                                                      17,670                 664,569
Sun Microsystems, Inc.                                                 234,941               2,889,774
Xerox Corp. * (a)                                                       52,183                 543,747
                                                                                           -----------
                                                                                            42,905,257

CONSTRUCTION MATERIALS - 0.19%

Masco Corp.                                                             33,261                 814,894
Sherwin-Williams Company *                                              11,190                 307,725
Vulcan Materials Company                                                 7,341                 351,928
                                                                                           -----------
                                                                                             1,474,547

CONSTRUCTION & MINING EQUIPMENT - 0.20%

Caterpillar, Inc. *                                                     24,877               1,299,823
The Stanley Works * (a)                                                  6,184                 287,989
                                                                                           -----------
                                                                                             1,587,812

CONTAINERS & GLASS - 0.12%

Ball Corp. *                                                             1,987                 140,481
Bemis, Inc.                                                              3,826                 188,163
Pactiv Corp. *                                                          11,548                 204,977
Sealed Air Corp. * (a)                                                   6,067                 247,655
Temple-Inland, Inc. *                                                    3,584                 203,320
                                                                                           -----------
                                                                                               984,596

COSMETICS & TOILETRIES - 1.98%

Alberto Culver Company, Class B (a)                                      4,110                 183,881
Avon Products, Inc.                                                     17,123                 796,220
Colgate-Palmolive Company *                                             39,987               2,309,249
Gillette Company                                                        76,487               2,554,666
International Flavors & Fragrances, Inc.                                 6,871                 204,138
Kimberly-Clark Corp. *                                                  38,061               2,276,048
Procter & Gamble Company *                                              93,903               7,430,544
                                                                                           -----------
                                                                                            15,754,746

CRUDE PETROLEUM & NATURAL GAS - 0.23%

Burlington Resources, Inc. *                                            14,537                 545,719
EOG Resources, Inc. * (a)                                                8,360                 326,960
Occidental Petroleum Corp.                                              27,308                 724,481
Sunoco, Inc. *                                                           5,688                 212,390
                                                                                           -----------
                                                                                             1,809,550

DOMESTIC OIL - 0.75%

Amerada Hess Corp.                                                       6,444                 402,750
Anadarko Petroleum Corp.                                                18,021               1,024,494
Ashland, Inc. *                                                          4,965                 228,787
Conoco, Inc. *                                                          45,310               1,282,273

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
DOMESTIC OIL - CONTINUED

Devon Energy Corp. *                                                     9,124                $352,643
Kerr-McGee Corp. *                                                       7,254                 397,519
Phillips Petroleum Company *                                            27,614               1,664,020
Unocal Corp. *                                                          17,835                 643,308
                                                                                           -----------
                                                                                             5,995,794

DRUGS & HEALTH CARE - 4.14%

Abbott Laboratories,                                                   112,519               6,272,934
Aetna United States Healthcare, Inc.                                    10,347                 341,348
Allergan, Inc.                                                           9,477                 711,249
American Home Products Corp. *,                                         95,615               5,866,936
AmerisourceBergen Corp. (a)                                              7,457                 473,892
Bausch & Lomb, Inc.                                                      3,888                 146,422
Becton Dickinson & Company *                                            18,739                 621,198
Boston Scientific Corp.                                                 29,234                 705,124
Bristol-Myers Squibb Company *                                         140,233               7,151,883
C.R. Bard, Inc. *                                                        3,705                 238,972
Cardinal Health, Inc.                                                   32,680               2,113,089
Genzyme Corp. *                                                         15,379                 920,587
Guidant Corp. *                                                         22,051               1,098,140
Humana, Inc.                                                            12,228                 144,168
IMS Health, Inc.                                                        21,417                 417,846
Manor Care, Inc. *                                                       7,420                 175,928
Medtronic, Inc.                                                         87,743               4,493,319
Quintiles Transnational Corp. * (a)                                      8,670                 139,154
Stryker Corp. *                                                         14,250                 831,772
                                                                                           -----------
                                                                                            32,863,961

ELECTRICAL EQUIPMENT - 4.16%

American Power Conversion Corp. *                                       14,164                 204,811
Cooper Industries, Inc.                                                  6,786                 236,967
Emerson Electric Company                                                31,012               1,770,785
General Electric Company *                                             719,507              28,837,840
Johnson Controls, Inc.                                                   6,324                 510,663
Millipore Corp.                                                          3,460                 210,022
Molex, Inc. *                                                           14,224                 440,233
Power-One, Inc. * (a)                                                    5,714                  59,483
Symbol Technologies, Inc. *                                             16,552                 262,846
Tektronix, Inc.                                                          6,665                 171,824
W.W. Grainger, Inc. *                                                    6,778                 325,344
                                                                                           -----------
                                                                                            33,030,818

ELECTRIC UTILITIES - 2.05%

Allegheny Energy, Inc. *                                                 9,069                 328,479
Ameren Corp. *                                                           9,981                 422,196
American Electric Power, Inc. * (a)                                     23,361               1,016,904
Cinergy Corp. (a)                                                       11,541                 385,816
CMS Energy Corp. *                                                       9,643                 231,721
Consolidated Edison, Inc. * (a)                                         15,385                 620,939
Constellation Energy Group, Inc. *                                      11,869                 315,122
Dominion Resources, Inc.                                                19,062               1,145,626
DTE Energy Company *                                                    11,791                 494,515
Duke Energy Company *                                                   56,249               2,208,336
Edison International *                                                  23,624                 356,722
Exelon Corp. *                                                          23,261               1,113,737
FirstEnergy Corp. *                                                     21,564                 754,309
FPL Group, Inc. *                                                       12,751                 719,156
Niagara Mohawk Holdings, Inc. *                                         11,625                 206,111
PG&E Corp.                                                              28,072                 540,105
Pinnacle West Capital Corp.                                              6,141                 257,001
PPL Corp. *                                                             10,618                 370,037
Progress Energy, Inc. *                                                 15,857                 714,041
Public Service Enterprise Group, Inc. *                                 15,099                 637,027
Reliant Energy, Inc. *                                                  21,613                 573,177
Southern Company * (a)                                                  50,386               1,277,285
TECO Energy, Inc. *                                                     10,115                 265,418
The AES Corp. *                                                         38,643                $631,813
Xcel Energy, Inc. *                                                     25,045                 694,748
                                                                                           -----------
                                                                                            16,280,341

ELECTRONICS - 0.74%

Agilent Technologies, Inc. *                                            33,383                 951,749
Analog Devices, Inc. *                                                  26,218               1,163,817
Jabil Circuit, Inc. *                                                   14,286                 324,578
Linear Technology Corp.                                                 22,942                 895,656
Mirant Corp. *                                                          29,120                 466,502
PerkinElmer, Inc.                                                        8,926                 312,589
Rockwell International Corp. *                                          13,312                 237,752
Sanmina-SCI Corp.                                                       37,752                 751,265
Solectron Corp. *                                                       59,471                 670,833
Thomas & Betts Corp. *                                                   4,210                  89,041
                                                                                           -----------
                                                                                             5,863,782

ENERGY - 0.24%

Calpine Corp. *                                                         22,135                 371,647
Entergy Corp.                                                           15,887                 621,340
TXU Corp. (a)                                                           19,219                 906,176
                                                                                           -----------
                                                                                             1,899,163

FINANCIAL SERVICES - 8.92%

Ambac Financial Group, Inc.                                              7,646                 442,398
American Express Company *,                                             96,703               3,451,330
Bank of America Corp.                                                  114,029               7,178,126
Bear Stearns Companies, Inc.                                             6,824                 400,159
Capital One Financial Corp.                                             15,575                 840,271
Charter One Financial, Inc. *                                           16,290                 442,274
Citigroup, Inc.                                                        372,882              18,823,083
Concord EFS, Inc. *                                                     36,511               1,196,831
Countrywide Credit Industries, Inc. *                                    8,860                 362,994
Equifax, Inc. *                                                         10,498                 253,527
Federal Home Loan Mortgage Corp. *                                      50,379               3,294,787
Federal National Mortgage Association *                                 72,371               5,753,494
Franklin Resources, Inc. *                                              18,901                 666,638
Household International, Inc.                                           33,176               1,922,217
J.P. Morgan Chase & Company                                            142,998               5,197,977
John Hancock Financial Services, Inc.                                   21,660                 894,558
Lehman Brothers Holdings, Inc. *                                        17,273               1,153,836
MBIA, Inc.                                                              10,754                 576,737
MBNA Corp.                                                              61,737               2,173,142
Mellon Financial Corp.                                                  33,906               1,275,544
Merrill Lynch & Company, Inc.                                           61,340               3,197,041
Moodys Corp.                                                            11,294                 450,179
Morgan Stanley Dean Witter & Company                                    79,488               4,446,559
Providian Financial Corp.                                               20,616                  73,187
Regions Financial Corp.                                                 16,480                 493,411
Stilwell Financial, Inc.                                                16,042                 436,663
Synovus Financial Corp. *                                               21,110                 528,806
T. Rowe Price Group, Inc.                                                8,948                 310,764
The Charles Schwab Corp. *                                              99,053               1,532,350
USA Education, Inc.                                                     11,364                 954,803
Washington Mutual, Inc. *                                               63,486               2,075,992
                                                                                           -----------
                                                                                            70,799,678

FOOD & BEVERAGES - 3.55%

Archer-Daniels-Midland Company *                                        47,917                 687,609
Campbell Soup Company *                                                 29,687                 886,751
Coca-Cola Enterprises, Inc.                                             32,231                 610,455
ConAgra, Inc. *                                                         38,932                 925,414
General Mills, Inc. *                                                   26,400               1,373,064
H.J. Heinz Company                                                      25,372               1,043,297
Hershey Foods Corp.                                                      9,824                 665,085
Kellogg Company *                                                       29,596                 890,839

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
FOOD & BEVERAGES - CONTINUED

Pepsi Bottling Group, Inc.                                              20,568                $483,348
PepsiCo, Inc.                                                          126,800               6,173,892
Sara Lee Corp. *                                                        56,768               1,261,953
SUPERVALU, Inc.                                                          9,657                 213,613
SYSCO Corp. *                                                           48,300               1,266,426
The Coca-Cola Company *                                                180,230               8,497,844
Unilever NV *                                                           41,424               2,386,436
William Wrigley Jr. Company *                                           16,317                 838,204
                                                                                           -----------
                                                                                            28,204,230

FOREST PRODUCTS - 0.01%

Louisiana Pacific Corp. *                                                7,584                  64,009
                                                                                           -----------

FURNITURE & FIXTURES - 0.04%

Leggett & Platt, Inc. *                                                 14,239                 327,497
                                                                                           -----------

GAS & PIPELINE UTILITIES - 0.62%

Dynegy, Inc., Class A *                                                 23,625                 602,437
El Paso Corp. *                                                         36,973               1,649,366
Keyspan Corp.                                                           10,086                 349,480
Kinder Morgan, Inc. *                                                    8,089                 450,476
NICOR, Inc. *                                                            3,225                 134,289
NiSource, Inc. *                                                        14,988                 345,623
Peoples Energy Corp. (a)                                                 2,483                  94,180
Sempra Energy                                                           15,018                 368,692
Williams Companies, Inc. *                                              37,336                 952,815
                                                                                           -----------
                                                                                             4,947,358

GOLD - 0.11%

Barrick Gold Corp.                                                      38,794                 618,764
Placer Dome, Inc.                                                       23,774                 259,375
                                                                                           -----------
                                                                                               878,139

HEALTHCARE PRODUCTS - 1.85%

Biomet, Inc. *                                                          19,542                 603,848
Johnson & Johnson                                                      222,319              13,139,053
St. Jude Medical, Inc.                                                   6,310                 489,971
Zimmer Holdings, Inc. *                                                 13,991                 427,285
                                                                                           -----------
                                                                                            14,660,157

HEALTHCARE SERVICES - 0.60%

HCA-The Healthcare Company *                                            37,328               1,438,621
HEALTHSOUTH Corp. *                                                     28,435                 421,407
McKesson, Inc.                                                          20,780                 777,172
Unitedhealth Group, Inc. *                                              22,597               1,599,189
Wellpoint Health Networks, Inc., Class A * (a)                           4,621                 539,964
                                                                                           -----------
                                                                                             4,776,353

HOLDINGS COMPANIES/CONGLOMERATES - 0.10%

Loews Corp. *                                                           13,874                 768,342
                                                                                           -----------

HOMEBUILDERS - 0.06%

Centex Corp.                                                             4,405                 251,481
Pulte Corp. * (a)                                                        4,271                 190,786
                                                                                           -----------
                                                                                               442,267

HOTELS & RESTAURANTS - 0.73%

Darden Restaurants, Inc.                                                 8,530                 301,962
Harrah's Entertainment, Inc.                                             8,132                 300,965
Hilton Hotels Corp. *                                                   26,765                 292,274
Marriott International, Inc., Class A                                   17,462                 709,830
McDonalds Corp.                                                         93,146               2,465,575
Starbucks Corp. *                                                       27,627                 526,294
Starwood Hotels & Resorts Worldwide, Inc. SBI, Class B *                14,332                 427,810
Tricon Global Restaurants, Inc. *                                       10,567                 519,897
Wendy's International, Inc. * (a)                                        7,563                $220,613
                                                                                           -----------
                                                                                             5,765,220

HOUSEHOLD APPLIANCES - 0.11%

Black & Decker Corp. *                                                   5,782                 218,155
KB HOME                                                                  3,649                 146,325
Maytag Corp. *                                                           5,563                 172,620
Whirlpool Corp.                                                          4,849                 355,577
                                                                                           -----------
                                                                                               892,677

HOUSEHOLD PRODUCTS - 0.23%

Fortune Brands, Inc. *                                                  10,767                 426,266
Newell Rubbermaid, Inc.                                                 19,328                 532,873
Snap-On, Inc. * (a)                                                      4,196                 141,237
The Clorox Company *                                                    16,857                 666,694
Tupperware Corp.                                                         4,216                  81,158
                                                                                           -----------
                                                                                             1,848,228

INDUSTRIAL MACHINERY - 0.37%

Crane Company                                                            4,322                 110,816
Cummins Engine, Inc. *                                                   2,992                 115,312
Deere & Company *                                                       17,018                 743,006
Dover Corp.                                                             14,666                 543,668
Ingersoll-Rand Company *                                                12,174                 508,995
Pall Corp. *                                                             8,849                 212,907
Parker-Hannifin Corp.                                                    8,499                 390,189
Thermo Electron Corp. *                                                 12,886                 307,460
                                                                                           -----------
                                                                                             2,932,353

INSURANCE - 3.88%

AFLAC, Inc.                                                             37,851                 929,621
American International Group, Inc.                                     189,344              15,033,914
Aon Corp.                                                               19,512                 693,066
Chubb Corp. *                                                           12,303                 848,907
CIGNA Corp.                                                             10,483                 971,250
Cincinnati Financial Corp. *                                            11,703                 446,469
Conseco, Inc. (a)                                                       25,006                 111,527
Hartford Financial Services Group, Inc.                                 17,850               1,121,515
Jefferson-Pilot Corp.                                                   10,900                 504,343
Lincoln National Corp. *                                                13,734                 667,060
Marsh & McLennan Companies, Inc.                                        19,905               2,138,792
Metlife, Inc. *                                                         52,532               1,664,214
MGIC Investment Corp. *                                                  7,766                 479,317
Progressive Corp. *                                                      5,312                 793,082
SAFECO Corp. *                                                           9,258                 288,387
St. Paul Companies, Inc. *                                              15,031                 660,913
The Allstate Corp.                                                      51,673               1,741,380
Torchmark, Inc. *                                                        8,926                 351,060
UNUMProvident Corp. *                                                   17,549                 465,224
XL Capital, Ltd., Class A *                                              9,614                 878,335
                                                                                           -----------
                                                                                            30,788,376

INTERNATIONAL OIL - 1.03%

Royal Dutch Petroleum Company-NY Shares *                              153,916               7,544,962
USX-Marathon Oil Corp. *                                                22,405                 672,150
                                                                                           -----------
                                                                                             8,217,112

INTERNET CONTENT - 0.09%

Yahoo!, Inc. (a)                                                        41,282                 732,343
                                                                                           -----------

INTERNET SERVICE PROVIDER - 0.07%

Network Appliance, Inc. *                                               23,999                 524,858
                                                                                           -----------

LEISURE TIME - 1.52%

AOL Time Warner, Inc. *                                                320,830              10,298,643
Brunswick Corp. *                                                        6,360                 138,394
Carnival Corp., Class A                                                 42,484               1,192,951

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
LEISURE TIME - CONTINUED

International Game Technology (a)                                        6,455                $440,876
                                                                                           -----------
                                                                                            12,070,864

LIQUOR - 0.42%

Adolph Coors Company, Class B *                                          2,568                 137,131
Anheuser-Busch Companies, Inc.                                          64,080               2,897,057
Brown Forman Corp., Class B                                              5,018                 314,127
                                                                                           -----------
                                                                                             3,348,315

MANUFACTURING - 0.61%

Illinois Tool Works, Inc. *                                             22,080               1,495,257
Minnesota Mining & Manufacturing Company *                              28,465               3,364,848
                                                                                           -----------
                                                                                             4,860,105

MEDICAL-HOSPITALS - 0.21%

Health Management Association, Inc., Class A *                          17,771                $326,986
Tenet Healthcare Corp. *                                                23,590               1,385,205
                                                                                           -----------
                                                                                             1,712,191

METAL & METAL PRODUCTS - 0.05%
Freeport-McMoran Copper & Gold, Inc., Class B * (a)                     10,426                 139,604
Inco, Ltd. *                                                            13,186                 223,371
                                                                                           -----------
                                                                                               362,975

MINING - 0.06%

Newmont Mining Corp. (a)                                                14,278                 272,853
Phelps Dodge Corp.                                                       5,705                 184,842
                                                                                           -----------
                                                                                               457,695

NEWSPAPERS - 0.09%

Dow Jones & Company, Inc. *                                              6,143                 336,207
Knight-Ridder, Inc. (a)                                                  6,096                 395,813
                                                                                           -----------
                                                                                               732,020

OFFICE FURNISHINGS & SUPPLIES - 0.19%

Avery Dennison Corp.                                                     7,963                 450,149
Office Depot, Inc. *                                                    22,245                 412,422
Staples, Inc. *                                                         33,453                 625,571
                                                                                           -----------
                                                                                             1,488,142

PAPER - 0.47%

Boise Cascade Corp.                                                      4,210                 143,182
Georgia-Pacific Corp. *                                                 16,657                 459,900
International Paper Company                                             34,934               1,409,587
Mead Corp.                                                               7,081                 218,732
Westvaco Corp. *                                                         7,416                 210,985
Weyerhaeuser Company *                                                  15,674                 847,650
Willamette Industries, Inc. *                                            7,964                 415,084
                                                                                           -----------
                                                                                             3,705,120

PETROLEUM SERVICES - 4.05%

Apache Corp.                                                             9,952                 496,391
Baker Hughes, Inc.                                                      24,330                 887,315
ChevronTexaco Corp.                                                     77,308               6,927,570
Exxon Mobil Corp.                                                      495,753              19,483,093
Halliburton Company                                                     31,096                 407,358
McDermott International, Inc.                                            4,464                  54,773
Nabors Industries, Inc. *                                               10,264                 352,363
Noble Drilling Corp. *                                                   9,574                 325,899
Rowan Companies, Inc. *                                                  6,784                 131,406
Schlumberger, Ltd. *                                                    41,719               2,292,459
Transocean Sedco Forex, Inc. *                                          23,094                 781,039
                                                                                           -----------
                                                                                            32,139,666

PHARMACEUTICALS - 5.84%

Baxter International, Inc. *                                            42,788               2,294,720
Eli Lilly & Company *                                                   81,480               6,399,439
Forest Laboratories, Inc. *                                             12,898               1,056,991
King Pharmaceuticals, Inc.                                              17,803                $750,040
Merck & Company, Inc.                                                  164,865               9,694,062
Pfizer, Inc.                                                           455,644              18,157,413
Pharmacia Corp. *                                                       93,453               3,985,771
Schering-Plough Corp.                                                  106,113               3,799,907
Watson Pharmaceuticals, Inc. *                                           7,718                 242,268
                                                                                           -----------
                                                                                            46,380,611

PHOTOGRAPHY - 0.08%

Eastman Kodak Company *                                                 21,087                 620,590
                                                                                           -----------

PUBLISHING - 0.46%

American Greetings Corp., Class A * (a)                                  4,609                  63,512
Gannett, Inc. *                                                         19,156               1,287,858
McGraw-Hill Companies, Inc.                                             14,096                 859,574
Meredith Corp. (a)                                                       3,475                 123,884
New York Times Company, Class A                                         10,988                 475,231
Tribune Company *                                                       21,593                 808,226
                                                                                           -----------
                                                                                             3,618,285

RAILROADS & EQUIPMENT - 0.36%

Burlington Northern Santa Fe Corp. *                                    28,024                 799,525
CSX Corp. *                                                             15,450                 541,522
Norfolk Southern Corp. *                                                27,943                 512,195
Union Pacific Corp. *                                                   18,003               1,026,171
                                                                                           -----------
                                                                                             2,879,413

REAL ESTATE - 0.18%

Equity Office Properties Trust *                                        30,033                 903,393
Equity Residential Properties Trust SBI *                               19,630                 563,577
                                                                                           -----------
                                                                                             1,466,970

RETAIL GROCERY - 0.48%

Albertsons, Inc. *                                                      29,429                 926,719
Kroger Company                                                          58,218               1,215,010
Safeway, Inc.                                                           36,375               1,518,656
Winn-Dixie Stores, Inc.                                                 10,187                 145,165
                                                                                           -----------
                                                                                             3,805,550

RETAIL TRADE - 6.14%

Bed Bath & Beyond, Inc.                                                 21,018                 712,510
Best Buy Company, Inc. *                                                15,282               1,138,203
Big Lots, Inc.                                                           8,248                  85,779
Circuit City Stores, Inc.                                               15,096                 391,741
Costco Wholesale Corp. *                                                32,775               1,454,555
CVS Corp.                                                               28,322                 838,331
Dillards, Inc., Class A *                                                6,071                  97,136
Dollar General Corp. *                                                  23,958                 356,974
Family Dollar Stores, Inc. *                                            12,492                 374,510
Federated Department Stores, Inc.                                       13,964                 571,128
Home Depot, Inc.                                                       169,835               8,663,283
J. C. Penney, Inc.                                                      19,119                 514,301
Kmart Corp. (a)                                                         36,133                 197,286
Kohls Corp. *                                                           24,276               1,710,002
Lowe's Companies, Inc.                                                  56,118               2,604,436
May Department Stores, Inc. *                                           21,685                 801,911
Nordstrom, Inc. *                                                        9,739                 197,020
Radioshack Corp. *                                                      13,037                 392,414
Sears Roebuck & Company *                                               23,380               1,113,823
Target Corp. *                                                          65,430               2,685,902
The Gap, Inc. *                                                         62,504                 871,306
The Limited, Inc. *                                                     31,058                 457,174
Tiffany & Company *                                                     10,585                 333,110
TJX Companies, Inc.                                                     19,764                 787,793
Toys R Us, Inc.                                                         14,386                 298,366
Wal-Mart Stores, Inc.                                                  323,035              18,590,664

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                        SHARES                VALUE
                                                                        ------                -----
RETAIL TRADE - CONTINUED

Walgreen Company *                                                      73,929              $2,488,450
                                                                                           -----------
                                                                                            48,728,108

SANITARY SERVICES - 0.25%

Allied Waste Industries, Inc. * (a)                                     14,277                 200,735
Ecolab, Inc. *                                                           9,262                 372,795
Waste Management, Inc. *                                                45,499               1,451,873
                                                                                           -----------
                                                                                             2,025,403

SEMICONDUCTORS - 3.88%

Advanced Micro Devices, Inc. *                                          24,627                 390,584
Alltel Corp.                                                            22,551               1,392,073
Altera Corp. *                                                          27,913                 592,314
Applied Materials, Inc. *                                               59,158               2,372,236
Applied Micro Circuits Corp. *                                          21,622                 244,761
Broadcom Corp., Class A * (a)                                           19,011                 776,980
Conexant Systems, Inc. *                                                18,468                 265,201
Intel Corp. *                                                          486,461              15,299,198
KLA-Tencor Corp. *                                                      13,430                 665,591
LSI Logic Corp.                                                         26,586                 419,527
Micron Technology, Inc. *                                               43,432               1,346,392
National Semiconductor Corp. *                                          12,747                 392,480
Novellus Systems, Inc. *                                                10,385                 409,688
NVIDIA Corp. * (a)                                                      10,477                 700,911
PMC-Sierra, Inc. (a)                                                    11,963                 254,333
QLogic Corp.                                                             6,715                 298,885
Teradyne, Inc. * (a)                                                    13,105                 394,985
Texas Instruments, Inc. *                                              125,540               3,515,120
Vitesse Semiconductor Corp. *                                           13,806                 171,609
Xilinx, Inc.                                                            24,207                 945,283
                                                                                           -----------
                                                                                            30,848,151

SOFTWARE - 4.88%

Adobe Systems, Inc. *                                                   17,190                 533,749
Autodesk, Inc. *                                                         3,971                 147,999
BMC Software, Inc. *                                                    17,700                 289,749
Citrix Systems, Inc. * (a)                                              13,605                 308,289
Computer Associates International, Inc. *                               41,745               1,439,785
Compuware Corp. *                                                       26,950                 317,741
Intuit, Inc. *                                                          15,369                 657,486
Mercury Interactive Corp. * (a)                                          5,995                 203,710
Microsoft Corp.                                                        390,343              25,860,224
Novell, Inc. *                                                          26,251                 120,492
Oracle Corp. *                                                         403,092               5,566,701
Parametric Technology Corp.                                             19,087                 149,069
PeopleSoft, Inc.                                                        21,951                 882,430
Siebel Systems, Inc. *                                                  33,511                 937,638
VERITAS Software Corp. *                                                29,054               1,302,491
                                                                                           -----------
                                                                                            38,717,553

STEEL - 0.07%

Allegheny Technologies, Inc. *                                           5,773                  96,698
Nucor Corp. *                                                            5,638                 298,589
USX-United States Steel Group *                                          6,475                 117,262
Worthington Industries, Inc. *                                           6,192                  87,926
                                                                                           -----------
                                                                                               600,475

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.51%

ADC Telecommunications, Inc. *                                          57,221                 263,217
Andrew Corp. *                                                           5,895                 129,041
Avaya, Inc. * (a)                                                       20,792                 252,623
CIENA Corp. * (a)                                                       23,712                 339,319
Comverse Technology, Inc. *                                             13,443                 300,720
Corning, Inc.                                                           68,547                 611,439
JDS Uniphase Corp. *                                                    96,226                $835,242
Lucent Technologies, Inc. (a)                                          247,444               1,556,423
Motorola, Inc.                                                         161,311               2,422,891
Nortel Networks Corp.                                                  231,982               1,739,865
QUALCOMM, Inc. *                                                        55,401               2,797,750
Scientific-Atlanta, Inc.                                                11,324                 271,097
Tellabs, Inc. *                                                         29,712                 444,491
                                                                                           -----------
                                                                                            11,964,118

TELEPHONE - 4.77%

AT&T Corp. *,                                                          256,424               4,651,531
AT&T Wireless Services, Inc. *                                         183,374               2,635,085
BellSouth Corp.                                                        136,022               5,189,239
CenturyTel, Inc. *                                                      10,221                 335,249
Citizens Communications Company (a)                                     20,297                 216,366
Qwest Communications International, Inc. *                             120,671               1,705,081
SBC Communications, Inc.                                               243,631               9,543,026
Sprint Corp. (FON Group)                                                64,290               1,290,943
Verizon Communications, Inc. *                                         196,726               9,336,616
WorldCom, Inc.-WorldCom Group                                          213,760               3,009,741
                                                                                           -----------
                                                                                            37,912,877

TIRES & RUBBER - 0.05%

Cooper Tire & Rubber Company *                                           5,138                  82,002
Goodyear Tire & Rubber Company *                                        11,823                 281,506
                                                                                           -----------
                                                                                               363,508

TOBACCO - 0.96%

Philip Morris Companies, Inc.                                          157,037               7,200,146
UST, Inc. *                                                             11,990                 419,650
                                                                                           -----------
                                                                                             7,619,796

TOYS, AMUSEMENTS & SPORTING GOODS - 0.23%

Hasbro, Inc. *                                                          12,523                 203,248
Mattel, Inc. *                                                          31,284                 538,085
NIKE, Inc., Class B *                                                   19,470               1,094,993
                                                                                           -----------
                                                                                             1,836,326

TRANSPORTATION - 0.15%

Harley Davidson, Inc. *                                                 21,942               1,191,670
                                                                                           -----------

TRAVEL SERVICES - 0.05%

Sabre Holdings, Inc. *                                                   9,674                 409,694
                                                                                           -----------

TRUCKING & FREIGHT - 0.17%

Fedex Corp.                                                             21,607               1,120,971
Navistar International Corp. *                                           4,307                 170,127
Ryder Systems, Inc.                                                      4,400                  97,460
                                                                                           -----------
                                                                                             1,388,558

TOTAL COMMON STOCK
(Cost: $877,966,700)                                                                      $758,682,406
                                                                                          ------------

                                                                       PRINCIPAL
                                                                         AMOUNT               VALUE
SHORT TERM INVESTMENTS - 2.61%
Navigator Securities Lending Trust, 2.25%                            $19,219,518           $19,219,518
United States Treasury Bills
    1.76% due 02/28/2002 ****                                            300,000               299,149
    2.16% due 01/03/2002 ****                                            600,000               599,928
    2.135% due 01/10/2002 ****                                           600,000               599,680
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                         AMOUNT               VALUE
                                                                         ------               -----
REPURCHASE AGREEMENTS - 1.85%

Repurchase Agreement with State Street Corp., dated 12/31/2001 at 1.53%, to be repurchased at $14,666,247 on 1/2/2002,
   collaterized by $13,950,000 U.S. Treasury Bond 6.25% due
   8/15/2023 (valued at $14,961,375, including interest)             $14,666,000           $14,666,000
                                                                                          ------------

TOTAL INVESTMENTS (500 INDEX TRUST)
(Cost: $913,350,975)                                                                      $794,066,681
                                                                                          ============

LIFESTYLE AGGRESSIVE 1000 TRUST

                                                                       SHARES                 VALUE
                                                                       ------                 -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
Aggressive Growth Trust                                                567,164              $7,497,902
Blue Chip Growth Trust                                               1,065,716              16,870,280
Capital Appreciation Trust                                           1,256,632              11,246,853
Dynamic Growth Trust                                                 1,968,987               9,372,378
Equity-Income Trust                                                  1,486,696              22,493,706
International Stock Trust                                            2,150,076              20,619,231
International Value Trust                                            1,778,440              18,744,756
Large Cap Growth Trust                                                 568,597               5,623,427
Mid Cap Growth Trust                                                   358,066               3,748,951
Mid Cap Stock Trust                                                    348,092               3,748,951
Overseas Trust                                                       2,408,789              20,619,231
Small Company Blend Trust                                              512,152               5,623,427
Small Company Value Trust                                            1,086,652              14,995,805
Strategic Growth Trust                                                 850,488               9,372,378
U.S. Large Cap Value Trust                                           1,337,849              16,870,280
                                                                                          ------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE 1000 TRUST)
(Cost: $197,789,999)                                                                      $187,447,556
                                                                                          ============

LIFESTYLE GROWTH 820 TRUST

                                                                       SHARES                 VALUE
                                                                       ------                 -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
Blue Chip Growth Trust                                               2,294,814             $36,326,910
Dynamic Growth Trust                                                 4,579,022              21,796,146
Emerging Small Company Trust                                           557,589              14,530,764
Equity-Income Trust                                                  3,361,380              50,857,674
Growth & Income Trust                                                2,430,910              58,123,055
Growth Trust                                                         1,562,448              21,796,146
High Yield Trust                                                     2,206,088              21,796,146
International Stock Trust                                            3,030,399              29,061,528
International Value Trust                                            4,825,206              50,857,674
Mid Cap Opportunities Trust                                          1,372,121               4,530,764
Mid Cap Stock Trust                                                  2,023,783              21,796,146
Overseas Trust                                                       8,487,596              72,653,819
Quantitative Equity Trust                                            1,267,218              21,796,146
Small Company Blend Trust                                            2,646,769              29,061,528
Small Company Value Trust                                            2,105,908              29,061,528
Strategic Bond Trust                                                 1,352,958              14,530,764
Strategic Growth Trust                                               2,637,162              29,061,528
Total Return Trust                                                   7,328,195             101,715,347
U.S. Government Securities Trust                                     1,588,640              21,796,146
U.S. Large Cap Value Trust                                           5,185,443              65,388,437
                                                                                          ------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH 820 TRUST)
(Cost: $746,964,197)                                                                      $726,538,196
                                                                                          ============

LIFESTYLE BALANCED 640 TRUST

                                                                       SHARES                 VALUE
                                                                       ------                 -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
Blue Chip Growth Trust                                               4,236,776             $67,068,160
Emerging Small Company Trust                                           857,869              22,356,053
Equity-Income Trust                                                    985,065              14,904,036
Growth & Income Trust                                                1,558,348              37,260,089
Growth Trust                                                         2,670,974              37,260,089
High Yield Trust                                                     9,805,287              96,876,231
International Stock Trust                                            3,108,245              29,808,071
International Value Trust                                            3,535,113              37,260,089
Overseas Trust                                                       4,352,814              37,260,089
Quantitative Equity Trust                                            1,299,771              22,356,053
Real Estate Securities Trust                                         2,880,935              44,712,107
Strategic Bond Trust                                                 1,387,713              14,904,035
Total Return Trust                                                  10,200,889             141,588,337
U.S. Government Securities Trust                                     4,888,350              67,068,160
U.S. Large Cap Value Trust                                           4,727,688              59,616,142
Value Trust                                                            904,920              14,904,035
                                                                                          ------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED 640 TRUST)
(Cost: $758,184,645)                                                                      $745,201,776
                                                                                          ============

LIFESTYLE MODERATE 460 TRUST

                                                                       SHARES                 VALUE
                                                                       ------                 -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
Blue Chip Growth Trust                                                 620,286              $9,819,122
Growth Trust                                                         1,231,790              17,183,464
High Yield Trust                                                     2,981,515              29,457,366
International Stock Trust                                              511,946               4,909,561
International Value Trust                                              698,704               7,364,342
Investment Quality Bond Trust                                        3,107,317              36,821,708
Money Market Trust                                                   2,454,781              24,547,805
Overseas Trust                                                       1,147,094               9,819,122
Real Estate Securities Trust                                           949,013              14,728,683
Strategic Bond Trust                                                   914,257               9,819,122
Total Return Trust                                                     530,572               7,364,342
U.S. Government Securities Trust                                     3,578,397              49,095,611
U.S. Large Cap Value Trust                                             973,347              12,273,903
Value Trust                                                            745,228              12,273,903
                                                                                          ------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE 460 TRUST)
(Cost: $244,264,760)                                                                      $245,478,054
                                                                                          ============

LIFESTYLE CONSERVATIVE 280 TRUST

                                                                       SHARES                 VALUE
                                                                       ------                 -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
Diversified Bond Trust                                               2,300,482             $24,362,108
Fundamental Value Trust                                                741,752               8,700,753
High Yield Trust                                                     1,232,900              12,181,054
International Stock Trust                                              907,274               8,700,753
Money Market Trust                                                   3,480,301              34,803,012
Real Estate Securities Trust                                           560,616               8,700,753
Total Return Trust                                                   2,507,422              34,803,011
U.S. Government Securities Trust                                     2,536,663              34,803,011
U.S. Large Cap Value Trust                                             551,991               6,960,602
                                                                                          ------------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE 280 TRUST)
(Cost: $170,775,270)                                                                      $174,015,057
                                                                                          ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


Key to Currency Abbreviations
-----------------------------
AUD - Australian Dollar
CAD - Canadian Dollar
CZK - Czech Koruna
DKK - Danish Krone
EUR - European Currency
FIM - Finnish Markka
FRF - French Franc
DEM - German Deustche Mark
GBP - British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
ITL - Italian Lira
IEP - Irish Punt
JPY - Japanese Yen
NLG - Netherland Guilder
NZD - New Zealand Dollar
NOK - Norwegian Krone
PLZ - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar




Key to Security Abbreviations and Legend
----------------------------------------

ADR    -  American Depositary Receipts
ADS    -  American Depositary Shares
ESOP   -  Employee Stock Ownership Plan
EWCO   -  European Written Call Option
FRN    -  Floating Rate Note (Rate effective as of December 31, 2001).
GDR    -  Global Depositary Receipts
GTD    -  Guaranteed
IO     -  Interest Only (Carries notional principal amount)
OTC    -  Over The Counter
PIK    -  Paid In Kind
PO     -  Principal Only
REMIC  -  Real Estate Mortgage Investment Conduit
SBI    -  Shares Beneficial Interest
SPDR   -  Standard & Poor's Depositary Receipts
TBA    -  To Be Announced
VR     -  Variable Rate Demand Note (Rate effective as of December 31, 2001)
**     -  Non-Income producing, issuer is in bankruptcy and is in default of interest payments.
*      -  Non-Income producing
**     -  Purchased on a forward commitment (Note 2)
***    -  At December 31, 2001 a portion of this security was pledged to cover forward commitments purchased.
****   -  At December 31, 2001 a portion of this security was pledged to cover margin requirements for open futures contracts.
(a) - At December 31, 2001 all or a portion of this security was out on loan.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following sixty-seven separate investment portfolios, sixty of which are described here as follows: The Internet Technologies Trust ("Internet Technologies"), the Pacific Rim Emerging Markets Trust ("Pacific Rim Emerging Markets"), the Telecommunications Trust ("Telecommunications"), the Science & Technology Trust ("Science & Technology"), the International Small Cap Trust ("International Small Cap"), the Health Sciences Trust ("Health Sciences"), the Aggressive Growth Trust ("Aggressive Growth"), the Emerging Small Company Trust ("Emerging Small Company"), the Small Company Blend Trust ("Small Company Blend"), the Dynamic Growth Trust ("Dynamic Growth"), the Mid Cap Growth Trust ("Mid Cap Growth"), the Mid Cap Opportunities Trust ("Mid Cap Opportunities"), the Mid Cap Stock Trust ("Mid Cap Stock"), the All Cap Growth Trust ("All Cap Growth"), the Financial Services Trust ("Financial Services"), the Overseas Trust ("Overseas"), the International Stock Trust ("International Stock"), the International Value Trust ("International Value"), the Capital Appreciation Trust ("Capital Appreciation"), the Strategic Opportunities Trust ("Strategic Opportunities", formerly "Mid Cap Blend"), the Quantitative Mid Cap Trust ("Quantitative Mid Cap"), the Global Equity Trust ("Global Equity"), the Strategic Growth Trust ("Strategic Growth"), the Growth Trust ("Growth"), the Large Cap Growth Trust ("Large Cap Growth"), the All Cap Value Trust ("All Cap Value"), the Capital Opportunities Trust ("Capital Opportunities"), the Quantitative Equity Trust ("Quantitative Equity"), the Blue Chip Growth Trust ("Blue Chip Growth"), the Utilities Trust ("Utilities"), the Real Estate Securities Trust ("Real Estate Securities"), the Small Company Value Trust ("Small Company Value"), the Mid Cap Value Trust ("Mid Cap Value"), the Value Trust ("Value"), the Equity Index Trust ("Equity Index"), the Tactical Allocation Trust ("Tactical Allocation"), the Fundamental Value Trust ("Fundamental Value"), the Growth & Income Trust ("Growth & Income"), the U.S. Large Cap Value Trust ("U.S. Large Cap Value"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value"), the Balanced Trust ("Balanced"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Global Bond Trust ("Global Bond"), the Total Return Trust ("Total Return"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Diversified Bond Trust ("Diversified Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the International Index Trust ("International Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index"), the 500 Index Trust ("500 Index"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460") and the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"). Each of the Portfolios with the exception of Health Sciences, Dynamic Growth, Real Estate Securities, Global Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to: Separate Accounts A, B and C, which are separate accounts of The Manufacturers Life Insurance Company of North America ("MNA"); to Separate Accounts A, B and E, which are separate accounts of The Manufacturers Life Insurance Company of New York ("MNY"); to Separate Accounts One, Two, Three, and Four, which are separate accounts of The Manufacturers Life Insurance Company of America ("Manulife America"); and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). MNA, MNY, Manulife America and Manulife USA are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". MNY is a wholly owned subsidiary of MNA and Manulife America is a wholly owned subsidiary of Manulife USA.

CHANGE IN SUBADVISERS. Effective April 30, 2001, Morgan Stanley Asset Management, Inc. ("MSAM") resigned as subadviser to Global Equity, Manufacturers Adviser Corporation ("MAC") resigned as subadviser to Real Estate Securities and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") resigned as subadviser to Small Company Value. The Trustees, including a majority of Trustees who are not interested persons of the Trust voted to approve the following new subadvisers: Putnam Investment Management, LLC ("Putnam") as subadviser to Global Equity, Cohen & Steers Capital Management, Inc. ("Cohen & Steers") as subadviser to Real Estate Securities and T. Rowe Price Associates, Inc. ("T. Rowe Price") as subadviser to Small Company Value.

NEW PORTFOLIOS. Effective April 30, 2001, Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, Quantitative Mid Cap, Strategic Growth, All Cap Value, Capital Opportunities, Utilities, Mid Cap Value, and Fundamental Value commenced operations. INVESCO Funds Group, Inc. ("INVESCO") is the subadviser to Telecommunications and Mid Cap Growth, T. Rowe Price is the subadviser to Health Sciences, Putnam is the subadviser to Mid Cap Opportunities, Davis Selected Advisers, LP ("Davis") is the subadviser to Financial Services and Fundamental Value, MAC is the subadviser to Quantitative Mid Cap, Massachusetts Financial Services Company ("MFS") is the subadviser to Strategic Growth, Capital Opportunities, and Utilities, The Dreyfus Corporation ("Dreyfus") is the subadviser to All Cap Value, and Lord, Abbett & Co. ("Lord Abbett") is the subadviser to Mid Cap Value.

Effective May 4, 2001, Founders Asset Management, LLC resigned as subadviser to Balanced. The Trustees, including a majority of Trustees who are not interested persons of the Trust voted to approve MAC as subadviser to Balanced. The proposed change was approved by the shareholders of Balanced on May 4, 2001.

At December 31, 2001, of the Trust portfolios noted above, Manulife USA owned seed money shares in Telecommunications, Financial Services, All Cap Value, Capital Opportunities, Utilities, Mid Cap Value, Capital Appreciation, Small Cap Index, International Index, Mid Cap Index and Total Stock Market Index.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by MNA, serves as investment adviser for the Trust (See Note
6). MSS is also the principal underwriter of the variable contracts issued by MNA and MNY.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

SECURITY VALUATION. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

         (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell financial futures contracts and options on those contracts. The Portfolios that invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

The following is a summary of open futures contracts at December 31, 2001:

                                          SALES OF FUTURES CONTRACTS                     PURCHASES OF FUTURES CONTRACTS
                                          --------------------------                     ------------------------------
                                            NUMBER    AGGREGATE                       NUMBER      AGGREGATE
                             EXPIRATION    OF OPEN   MARKET VALUE   UNREALIZED       OF OPEN    MARKET VALUE    UNREALIZED
                                DATE      CONTRACTS  OF CONTRACTS   GAIN (LOSS)     CONTRACTS   OF CONTRACTS    GAIN (LOSS)
                                ----      ---------  ------------   -----------     ---------   ------------    -----------
OVERSEAS
Nikkei 225 Index              Mar-2002                                                 149       $7,744,275       ($141,107)
                                                                                                                 ===========

EQUITY INDEX
S&P 500 Index                 Mar-2002                                                   2          574,600           1,834
                                                                                                                 ===========

HIGH YIELD
U.S. 10 yr. Treasury          Mar-2002                                                   6          630,844          (1,024)
                                                                                                                 ===========

GLOBAL BOND
Euro                          Dec-2002                                                  91       21,918,488           8,913
Japan 10 yr. Govt. Bond       Mar-2002                                                  14       14,770,476          48,037
                                                                                                                 -----------
U.S. 5 yr. Treasury           Mar-2002       (63)    ($6,667,172)      $87,922                                      $56,950
Euro                          Jun-2002        (1)       (244,138)         (894)                                  ===========

U.S. 10 yr. Treasury          Mar-2002       (62)     (6,518,719)       44,891
                                                                      --------
                                                                      $131,919
                                                                      ========

TOTAL RETURN
Euro                          Mar-2003                                                  21       5,023,725            1,575
Euro                          Jun-2003                                                  21       4,990,913           (9,975)
Euro                          Sep-2002                                                 269      65,279,575          155,338
Euro                          Sep-2003                                                  21       4,966,500          (17,325)
Euro                          Dec-2002                                                 290      69,850,125          148,438
U.S. 10 yr. Treasury          Mar-2002                                                  21       2,207,953              984

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


                                             SALES OF FUTURES CONTRACTS                       PURCHASES OF FUTURES CONTRACTS
                                             --------------------------                       ------------------------------
                                              NUMBER       AGGREGATE                       NUMBER       AGGREGATE
                               EXPIRATION    OF OPEN     MARKET VALUE    UNREALIZED       OF OPEN     MARKET VALUE    UNREALIZED
                                  DATE      CONTRACTS    OF CONTRACTS    GAIN (LOSS)     CONTRACTS    OF CONTRACTS    GAIN (LOSS)
                                  ----      ---------    ------------    -----------     ---------    ------------    -----------
U.S. 20 yr. Treasury            Mar-2002                                                    362       $36,754,313      ($171,313)
                                                                                                                        --------
                                                                                                                        $107,722
                                                                                                                        ========
U.S. 5 yr. Treasury             Mar-2002       (3)        ($317,484)       $3,140
                                                                           ======
U.S. GOVERNMENT SECURITIES
U.S. 5 yr. Treasury             Mar-2002                                                    100        10,582,813        $57,213
                                                                                                                        ========

SMALL CAP INDEX
Russell 2000 Index              Mar-2002                                                     24         5,871,600        $99,596
                                                                                                                        ========

INTERNATIONAL INDEX
Japanese Yen                    Mar-2002                                                      2           190,725        ($8,287)
British Pound                   Mar-2002                                                      5           452,688          3,682
Australian Dollar               Mar-2002                                                      2           101,480           (572)
Share Price Index               Mar-2002                                                      3           131,174            814
Euro                            Mar-2002                                                      9           998,775          4,121
MSCI Pan Euro Index             Mar-2002                                                     77         1,470,109         14,391
TOPIX Index                     Mar-2002                                                      6           466,135          3,444
                                                                                                                        --------
                                                                                                                         $17,593
                                                                                                                        ========

MID CAP INDEX
S&P MidCap 400 Index            Mar-2002                                                     15         3,798,750        $41,510
                                                                                                                        ========

TOTAL STOCK MARKET INDEX
NASDAQ 100 Index                Mar-2002                                                      1           158,350        ($2,257)
Russell 2000 Index              Mar-2002                                                      2           489,300          9,211
S&P 500 Index                   Mar-2002                                                     14         4,022,200         19,352
                                                                                                                        --------
                                                                                                                         $26,306
                                                                                                                        ========

500 INDEX
S&P 500 Index                   Mar-2002                                                     60       $17,238,000        $44,428
                                                                                                                        ========

PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment, the price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statement of Operations.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At December 31, 2001, the value of securities loaned and cash collateral was as follows:

                                 MARKET VALUE                                               MARKET VALUE
                                OF SECURITIES   VALUE OF CASH                               OF SECURITIES    VALUE OF CASH
                                    LOANED        COLLATERAL                                    LOANED         COLLATERAL
                                    ------        ----------                                    ------         ----------
Internet Technologies             $3,679,617      $3,965,425    Quantitative Equity          $14,776,063      $17,621,359

Pacific Rim Emerging Markets       2,918,757       3,091,805    Blue Chip Growth              65,323,704       68,143,336

Telecommunications                 3,926,183       4,218,216    Utilities                      3,830,489        4,001,700

Science & Technology              52,947,595      56,157,114    Real Estate Securities         9,481,437        9,822,952

Health Sciences                   11,682,931      12,283,625    Small Company Value           18,453,001       19,646,466

Aggressive Growth                 47,442,824      50,088,567    Mid Cap Value                 18,230,722       18,873,248

Emerging Small Company            49,168,346      52,149,627    Value                          3,493,066        3,609,355

Small Company Blend               36,474,193      38,769,369    Equity Index                   2,567,224        2,712,585

Dynamic Growth                    30,547,442      32,361,297    Tactical Allocation              634,506          659,900

Mid Cap Growth                     7,104,407       7,479,406    Fundamental Value             13,956,260       14,348,792

Mid Cap Opportunities              6,953,370       7,327,218    Growth & Income                8,700,929        9,468,996

Mid Cap Stock                     16,545,071      17,440,975    U.S. Large Cap Value          19,908,667       21,063,402

All Cap Growth                    38,114,500      39,449,488    Equity-Income                 30,376,839       31,696,677

Financial Services                 5,362,401       5,547,840    Income & Value                66,775,245       68,551,777

Overseas                          27,125,861      28,373,929    Balanced                       4,732,048        5,386,232

International Stock               38,901,991      40,669,362    High Yield                    40,130,327       41,908,191

International Value                9,930,499      10,471,926    Strategic Bond                22,251,706       22,658,604

Capital Appreciation               6,508,651       6,731,614    Investment Quality Bond       60,747,780       61,662,146

Strategic Opportunities          101,396,080     107,435,926    Diversified Bond              69,050,137       70,164,194

Global Equity                     17,984,798      18,745,438    Small Cap Index               11,441,786       12,148,812

Strategic Growth                  14,516,208      15,149,894    International Index            2,717,498        2,845,085

Growth                            30,607,537      32,162,410    Mid Cap Index                  7,028,227        7,400,604

Large Cap Growth                  30,139,293      31,787,586    Total Stock Market Index       2,955,224        3,149,234

All Cap Value                        320,339         328,660    500 Index                     18,222,649       19,219,518

Capital Opportunities              6,172,018       6,426,296

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market, Lifestyle Moderate 460 and Lifestyle Conservative 280 is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

As required, effective January 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. The revised Audit Guide requires that the Trust amortize premium and accrete discount on all debt securities. Prior to January 1, 2001, the Trust did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of each Portfolio but resulted in the following increase to cost of securities and decrease to net unrealized appreciation/(depreciation).

                                                  Net Unrealized
                                    Cost of        Appreciation
          Portfolio                Securities     (Depreciation)
          ---------                ----------     --------------
Income & Value                      $193,403         ($193,403)
Balanced                              24,575           (24,575)
High Yield                           410,411          (410,411)
Strategic Bond                       330,468          (330,468)
Global Bond                           37,629           (37,629)
Total Return                         350,046          (350,046)
Investment Quality Bond            1,302,126        (1,302,126)
Diversified Bond                     281,000          (281,000)
US Government Securities             431,449          (431,449)

The effect of this change for the year ended December 31, 2001 was as follows:

                                                       Net
                                                   Unrealized      Net Realized
                                Net Investment    Appreciation        Gains
         Portfolio                  Income        (Depreciation)     (Losses)
         ---------                  ------        --------------     --------
Income & Value                     ($140,556)        $58,363         $82,193
Balanced                             (93,232)         18,849          74,383
High Yield                          (169,607)        123,865          45,742
Strategic Bond                      (300,877)         40,144         260,733
Global Bond                          (28,417)         11,212          17,205
Total Return                        (259,199)        169,420          89,779
Investment Quality Bond             (571,004)        339,977         231,027
Diversified Bond                    (315,736)        133,030         182,706
US Government Securities            (284,047)        216,836          67,211

The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

The revised Audit Guide also requires that paydown gains and losses on mortgage and asset-backed securities be classified as interest income. Adopting this change will have no impact to the total net assets of the Trust, but will change the classification of certain amounts between interest income and realized gain/loss in the statements of operations.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred, except as discussed in footnote 5.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

 The following is a summary of open written options outstanding at December 31, 2001:

                            TELECOMMUNICATIONS     ALL CAP GROWTH                 GLOBAL BOND                 TOTAL RETURN
                            ------------------     --------------                 -----------                 ------------
                            NUMBER OF  PREMIUMS  NUMBER OF   PREMIUMS      NUMBER OF       PREMIUMS      NUMBER OF      PREMIUMS
                            CONTRACTS  RECEIVED  CONTRACTS   RECEIVED      CONTRACTS       RECEIVED      CONTRACTS      RECEIVED
                            ---------  --------  ---------   --------      ---------       --------      ---------      --------
Options outstanding
12/31/2000                         --        --         --            --             6   $      4,093    103,200,276   $   263,577
Options written
                                   90  $ 20,419        748  $    333,597    25,800,509      1,274,745     33,205,927     4,959,186
Options closed & expired          (34)  (12,047)      (748)     (333,597)  (11,300,371)      (531,549)  (103,202,179)   (1,052,179)
                             --------  --------  ---------  ------------   -----------   ------------   ------------   -----------
Options outstanding
12/31/2001                         56  $  8,372         --            --    14,500,138   $    747,289     33,204,024   $ 4,170,584
                             ========  ========                            ===========   ============   ============   ===========

Written options outstanding at December 31, 2001:

                                                                      NUMBER OF
      PORTFOLIO                    DESCRIPTION              TYPE      CONTRACTS   EXPIRATION DATE        VALUE
      ---------                    -----------              ----      ---------   ---------------        -----
TELECOMMUNICATIONS      Ciena Corp.
                        (Strike price of $17.50)            Put              28     January 2002     $    8,120
                        Ciena Corp.
                        (Strike price of $22.50)            Call             28     January 2002            140
                                                                                                     ----------
                                                                                                     $    8,260
                                                                                                     ==========
                        EuroDollar Futures
GLOBAL BOND             (Strike price of $97.25)            Call             86        June 2002        117,175
                        US Treasury Notes 10 yr Futures
                        (Strike price of $106.00)           Call             52    February 2002         60,125
                        Interest Rate Swap
                        (Strike price of $6.00)             Put       2,500,000     October 2003        178,965
                        Interest Rate Swap
                        (Strike price of $6.00)             Call      2,500,000     October 2003         74,939
                        Interest Rate Swap
                        (Strike price of $5.65)             Call      3,900,000    November 2003         82,152
                        Interest Rate Swap
                        (Strike price of $6.00)             Put       2,800,000     October 2003        199,973
                        Interest Rate Swap
                        (Strike price of $6.00)             Call      2,800,000     October 2003         84,004
                                                                                                     ----------
                                                                                                     $  797,333
                                                                                                     ==========
                        EuroDollar Futures
TOTAL RETURN            (Strike price of $96.50)            Put              61   September 2002         39,650
                        EuroDollar Futures
                        (Strike price of $95.75)            Put             771        June 2002         28,912
                        EuroDollar Futures
                        (Strike price of $95.50)            Put             967        June 2002         24,175
                        EuroDollar Futures
                        (Strike price of $96.00)            Put              87    February 2002         84,825
                        EuroDollar Futures
                        (Strike price of $97.00)            Put              61        June 2002         12,963
                        Interest Rate Swap
                        (Strike price of $5.97)             Call     13,200,000     October 2004        355,001
                        Interest Rate Swap
                        (Strike price of $5.97)             Put      13,200,000     October 2004        795,130
                        EuroDollar Futures
                        (Strike price of $96.00)            Put             686        June 2002         42,875
                        3 month LIBOR Swap Option
                        (Strike price of $6.00)             Put       3,400,000     October 2004        202,450
                        3 month LIBOR Swap Option
                        (Strike price of $6.00)             Call      3,400,000     October 2004         93,961

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                                      NUMBER OF
      PORTFOLIO                    DESCRIPTION              TYPE      CONTRACTS   EXPIRATION DATE        VALUE
      ---------                    -----------              ----      ---------   ---------------        -----
TOTAL RETURN,           US Treasury Notes 10 yr Futures
CONTINUED               (Strike price of $112.00)           Call            115    February 2002     $    8,984
                        US Treasury Bonds 10 yr Futures
                        (Strike price of $100.00)           Put              20    February 2002         24,688
                        US Treasury Notes 10 yr Futures
                        (Strike price of $111.00)           Call             81    February 2002         12,656
                        US Treasury Notes 10 yr Futures
                        (Strike price of $102.00)           Put             136    February 2002         59,500
                        US Treasury Notes 10 yr Futures
                        (Strike price of $103.00)           Put             228    February 2002        167,438
                        US Treasury Notes 10 yr Futures
                        (Strike price of $104.00)           Put             148    February 2002        154,938
                        US Treasury Notes 10 yr Futures
                        (Strike price of $107.00)           Call            485    February 2002        409,219
                        US Treasury Notes 10 yr Futures
                        (Strike price of $108.00)           Call            178    February 2002         83,437
                                                                                                     ----------
                                                                                                     $2,600,802
                                                                                                     ==========

The following is a summary of open interest rate swap contracts outstanding in Global Bond and Total Return at December 31, 2001:

GLOBAL BOND

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
 NOTIONAL AMOUNT                           DESCRIPTION                                                            (DEPRECIATION)
 ---------------                           -----------                                                            --------------

       $38,500,000           Agreement with Morgan Stanley terminating February 19, 2007                           ($261,477)
                             to pay 3 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 4.1285% semi-annually

  JPY  950,000,000           Agreement with J.P. Morgan terminating March 17, 2003                                    (7,425)
                             to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of .20% semi-annually

  JPY  310,000,000           Agreement with Goldman Sachs & Company terminating September 21, 2011                      7,816
                             to pay  a fixed rate of 1.30% semi-annually and to receive 6 month
                             LIBOR ( London Interbank Offer rate) semi-annually

  GBP      800,000           Agreement with Merrill Lynch terminating August 8, 2003                                   35,104
                             to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 6.949% semi-annually

  HKD   53,000,000           Agreement with Goldman Sachs & Company terminating February 8, 2006                    (136,480)
                             to pay  a fixed rate of 5.753% quarterly and to receive 3 month
                             HIBOR ( Hong Kong Interbank Offer rate) quartely

  EUR    3,400,000           Agreement with Goldman Sachs & Company terminating March 15, 2016                         31,694
                             to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 6.5% annually

  EUR   10,410,000           Agreement with Morgan Stanley March 15, 2016                                              97,038
                             to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 6.5% annually

  EUR    2,000,000           Agreement with Morgan Stanley terminating March 15, 2031                               (117,877)
                             to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 6% annually

  GBP    3,000,000           Agreement with Goldman Sachs & Company terminating January 26, 2004                       57,047
                             to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.90% semi-annually

        $6,800,000           Agreement with Goldman Sachs & Company terminating February 8, 2006                      214,683
                             to pay 3 month LIBOR ( London Interbank Offer rate) quarterly and to receive a fixed rate of 5.67% semi-annually

        $5,500,000           Agreement with Bank of America terminating June 15, 2011                                  59,098
                             to pay 3 month LIBOR ( London Interbank Offer rate) semi-annually

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED
GLOBAL BOND, CONTINUED


                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
    NOTIONAL AMOUNT                                     DESCRIPTION                                                (DEPRECIATION)
    ---------------                                     -----------                                                --------------
                               and to receive a fixed rate of 6.0% semi-annually

        GBP   2,000,000        Agreement with Goldman Sachs & Company terminating March 15, 2016                      ($23,505)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.5% semi-annually

        GBP  21,610,000        Agreement with Goldman Sachs & Company terminating March 19, 2003                        160,068
                               to pay 3 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.25% semi-annually

        GBP   6,270,000        Agreement with Morgan Stanley terminating March 15, 2016                                (73,688)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.5% semi-annually

        GBP   1,700,000        Agreement with Morgan Stanley terminating March 15, 2004                                   (989)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.25% semi-annually

        GBP   1,700,000        Agreement with Morgan Stanley terminating September 15, 2002                            (14,087)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.25% semi-annually

        GBP   2,000,000        Agreement with Morgan Stanley terminating June 15, 2006                                  (7,909)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.5% semi-annually

            $ 2,200,000        Agreement with Goldman Sachs & Company terminating December 17, 2021                      44,416
                               to pay 3 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 6.0% semi-annually

        GBP   5,900,000        Agreement with Morgan Stanley terminating March 15, 2007                                (59,441)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.5% semi-annually

            $ 1,400,000        Agreement with Bank of America terminating December 17, 2004                              18,392
                               to pay 3 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 6.0% semi-annually

            $ 1,000,000        Agreement with Morgan Stanley terminating December 17, 2011                               20,373
                               to pay 3 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 6.0% semi-annually

            $ 1,700,000        Agreement with Bank of America terminating December 18, 2003                               (398)
                               to pay 3 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 4.50% semi-annually

        EUR   1,000,000        Agreement with Morgan Stanley terminating December 15, 2031                               12,042
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.50% annually

            $65,200,000        Agreement with Goldman Sachs & Company terminating March 18, 2003                        (9,650)
                               to pay 3 month LIBOR ( London Interbank Offer rate) quarterly and to receive a fixed rate of 3.60% quarterly

            $ 6,100,000        Agreement with Morgan Stanley terminating June 17, 2007                                (123,373)
                               to pay 3 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 6.0% semi-annually

            $ 21,100,000       Agreement with Morgan Stanley terminating June 17, 2012                                  107,167
                               to pay a fixed rate of 6.0% semi-annually and to receive 3 month
                               LIBOR ( London Interbank Offer rate)  semi-annually

            $ 4,200,000        Agreement with Goldman Sachs & Company terminating June 17, 2022                         169,970
                                                                                                                        -------
                               to pay 3 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 6.0% semi-annually
                                                                                                                     $  198,607
                                                                                                                     ==========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED
     TOTAL RETURN

                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
    NOTIONAL AMOUNT                                     DESCRIPTION                                                (DEPRECIATION)
    ---------------                                     -----------                                                --------------
       JPY  285,000,000        Agreement with Morgan Stanley, terminating January 11, 2011                            ($112,416)
                               to pay a fixed rate of 1.805% semi-annually and to receive 6 month LIBOR
                               (London Interbank Offer rate) semi-annually
       GBP    8,200,000        Agreement with Goldman Sachs and Co., terminating March 02, 2004                          55,672
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.4997% semi-annually
       GBP    4,400,000        Agreement with Lehman Brothers, terminating March 02, 2004                                29,873
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.4997% semi-annually
       GBP    1,500,000        Agreement with Goldman Sachs and Co., terminating March 19, 2006                        (28,923)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.25% semi-annually
       GBP    3,200,000        Agreement with Goldman Sachs and Co., terminating March 15, 2006                        (61,190)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.25% semi-annually
       GBP    1,900,000        Agreement with J.P. Morgan, terminating March 15, 2006                                  (36,332)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.25% semi-annually
       GBP    1,100,000        Agreement with J.P. Morgan, terminating March 19, 2006                                  (21,210)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.25% semi-annually
       GBP    4,000,000        Agreement with J.P. Morgan, terminating March 15, 2004                                   (9,868)
                               to pay a fixed rate of 5.25% semi-annually and to receive 6 month LIBOR
                               ( London Interbank Offer rate) semi-annually
       GBP    3,100,000        Agreement with Goldman Sachs and Co., terminating March 15, 2004                          21,484
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.50% semi-annually
       GBP   21,100,000        Agreement with Morgan Stanley, terminating March 15, 2003                                195,401
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually and to receive a fixed rate of 5.50% semi-annually
       GBP   10,030,000        Agreement with Morgan Stanley, terminating June 15, 2006                               (396,620)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually
                               And to receive a fixed rate of 5.50% semi-annually
       GBP   10,100,000        Agreement with Morgan Stanley, terminating September 17, 2003                            (1,689)
                               to pay 6 month LIBOR ( London Interbank Offer rate) semi-annually
                               And to receive a fixed rate of 5.50% semi-annually
           $ 18,600,000        Agreement with Bank of America, terminating June 7, 2007                                 390,414
                               to pay 3 month LIBOR ( London Interbank Offer rate) semi-annually                      ---------
                               And to receive a fixed rate of 6.00% semi-annually
                                                                                                                      $  24,596
                                                                                                                      =========


4. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the year ended December 31, 2001:

                                                          PURCHASES                                         SALES
                                                          ---------                                         -----
PORTFOLIO                                 U.S. Government           Other Issues             U.S. Government      Other Issues
---------                                 ---------------           ------------             ---------------      ------------

Internet Technologies                          --                    $47,436,537                    --             $26,361,943
Pacific Rim Emerging Markets                   --                     50,155,861                    --              58,171,481
Telecommunications *                           --                     24,773,384                    --               5,306,576
Science & Technology                           --                  1,206,017,202                    --           1,194,129,356
International Small Cap                        --                  1,264,603,663                    --           1,298,756,396
Health Sciences *                              --                     61,456,203                    --              13,788,224

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


PURCHASES AND SALES OF SECURITIES, CONTINUED


                                            PURCHASES                               SALES
                                            ---------                               -----
PORTFOLIO                      U.S. Government     Other Issues      U.S. Government     Other Issues
---------                      ---------------     ------------      ---------------     ------------
---------
Aggressive Growth                          --     $  306,203,793                 --     $  306,465,716
Emerging Small Company                     --        197,238,538                 --        193,857,514
Small Company Blend                        --        110,449,498                 --         45,262,372
Dynamic Growth                             --        289,664,187                 --        213,958,392
Mid Cap Growth *                           --         37,550,121                 --          5,182,702
Mid Cap Opportunities *                    --         48,033,813                 --         17,220,064
Mid Cap Stock                              --        243,689,572                 --        200,361,850
All Cap Growth                             --        498,078,844                 --        467,731,906
Financial Services *                       --         27,823,977                 --          4,699,790
Overseas                                   --        415,148,739                 --        383,431,284
International Stock                        --        122,930,192                 --         80,638,560
International Value                        --        110,447,762                 --         53,871,813
Capital Appreciation                       --         60,700,890                 --         23,010,932
Strategic Opportunities                    --      3,177,480,507                 --      3,317,970,924
Quantitative Mid Cap *                     --        315,686,997                 --        202,049,435
Global Equity                              --        930,910,673                 --        979,917,895
Strategic Growth *                         --        131,397,093                 --         40,638,113
Growth                                     --        635,050,819                 --        637,472,154
Large Cap Growth                           --        643,215,608                 --        589,850,302
All Cap Value *                            --         36,591,056                 --         16,513,284
Capital Opportunities *                    --         40,848,019                 --          9,428,116
Quantitative Equity                        --        548,846,560                 --        546,898,900
Blue Chip Growth                           --        820,951,227                 --        829,138,133
Utilities *                                --         25,111,881                 --          6,228,255
Real Estate Securities                     --        243,272,463                 --        284,167,754
Small Company Value                        --        254,439,517                 --        172,608,351
Mid Cap Value *                            --         78,524,501                 --          5,921,142
Value                                      --        245,510,224                 --         73,165,074
Equity Index                               --          7,856,953                 --          4,055,038
Tactical Allocation                        --         64,664,736                 --         14,816,712
Fundamental Value *                        --        110,180,343                 --          5,813,933
Growth & Income                            --        608,680,359                 --        810,042,341
U.S. Large Cap Value                       --        263,980,196                 --        167,718,274
Equity-Income                              --        380,623,204                 --        186,892,717
Income & Value                 $  203,376,633        175,320,745     $  160,150,063        191,213,401
Balanced                          157,188,366        266,055,371        169,803,761        252,511,729
High Yield                             99,449        283,849,606            100,000        166,229,757
Strategic Bond                    136,044,251        129,442,220        165,880,388         90,414,525
Global Bond                       150,123,909        702,079,700        114,246,564        723,525,583
Total Return                      879,860,441      2,062,019,467        851,836,990      2,078,422,134
Investment Quality Bond           143,598,950        135,562,075        121,462,584         49,045,532
Diversified Bond                  176,588,120        211,755,122        147,728,761        174,356,681
U.S. Government                   222,628,577                 --        161,965,476                 --
Small Cap Index                            --         35,261,379                 --          9,947,616
International Index                        --         17,390,964                 --          5,402,797
Mid Cap Index                              --         31,390,971                 --          7,885,954
Total Stock Market Index                   --         26,391,728                 --          2,977,753
500 Index                                  --        204,619,681                 --          9,338,316
Lifestyle Aggressive 1000                  --        203,720,697                 --        135,395,657
Lifestyle Growth 820                       --        773,846,714                 --        511,052,542
Lifestyle Balanced 640                     --        691,719,893                 --        435,380,459
Lifestyle Moderate 460                     --        248,563,818                 --        172,679,585
Lifestyle Conservative 280                 --        120,126,035                 --         50,776,294


*    For the period April 30, 2001 (commencement of operations) to December 31,
     2001.


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--------------------------------------------------------------------------------



PURCHASES AND SALES OF SECURITIES, CONTINUED

At December 31, 2001, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:


                                                       TAX BASIS NET
                                                         UNREALIZED         TAX BASIS        TAX BASIS
                                                        APPRECIATION        UNREALIZED      UNREALIZED
    PORTFOLIO                     TAX BASIS COST       (DEPRECIATION)      APPRECIATION     DEPRECIATION
    ---------                     --------------       --------------      ------------     ------------
Internet Technologies            $   71,792,814     ($  26,659,108)     $    2,057,864     $   28,716,972
Pacific Rim Emerging Markets         73,655,925        (13,725,412)          3,065,179         16,790,591
Telecommunications                   24,732,377         (3,252,367)            328,661          3,581,028
Science & Technology                964,502,926       (182,692,439)         44,846,789        227,539,228
International Small Cap             154,761,218         (1,244,257)          4,680,158          5,924,415
Health Sciences                      64,606,846          2,291,548           3,193,451            901,903
Aggressive Growth                   362,438,783         (2,848,843)         24,027,751         26,876,594
Emerging Small Company              484,218,754         16,790,081          71,954,258         55,164,177
Small Company Blend                 208,434,675         (7,217,434)         21,374,192         28,591,626
Dynamic Growth                      178,045,712        (11,136,967)          4,852,670         15,989,637
Mid Cap Growth                       40,064,728           (961,264)          1,788,421          2,749,685
Mid Cap Opportunities                36,358,866            321,833           1,576,035          1,254,202
Mid Cap Stock                       163,698,815         12,868,763          15,186,151          2,317,388
All Cap Growth                      689,207,858         (3,833,676)         57,231,932         61,065,608
Financial Services                   31,432,548           (189,941)          1,121,200          1,311,141
Overseas                            520,784,362        (65,072,053)          1,244,235         66,316,288
International Stock                 357,243,935        (49,409,983)          5,412,001         54,821,984
International Value                 239,266,433        (15,884,157)         14,028,811         29,912,968
Capital Appreciation                 48,091,105         (1,023,946)            529,967          1,553,913
Strategic Opportunities           1,184,554,332            616,297          44,898,242         44,281,945
Quantitative Mid Cap                 99,908,197          2,475,490           5,217,754          2,742,264
Global Equity                       571,632,739        (18,418,358)         22,754,422         41,172,780
Strategic Growth                    110,582,037            214,884           3,629,706          3,414,822
Growth                              569,921,342        (44,567,823)         37,208,013         81,775,836
Large Cap Growth                    600,652,110        (64,531,133)         16,639,733         81,170,866
All Cap Value                        21,556,269            830,680           1,411,279            580,599
Capital Opportunities                42,330,986            970,912           1,689,052            718,140
Quantitative Equity                 485,631,096        (15,245,106)         30,496,139         45,741,245
Blue Chip Growth                  1,629,828,245         74,597,867         201,170,830        126,572,963
Utilities                            23,648,960         (1,229,603)            104,383          1,333,986
Real Estate Securities              220,130,623         12,117,254          12,572,289            455,035
Small Company Value                 226,134,064         11,014,527          20,690,979          9,676,452
Mid Cap Value                        97,062,996          3,889,486           5,702,616          1,813,130
Value                               350,646,701         13,767,599          33,773,113         19,905,514
Equity Index                        111,272,673         (5,613,392)         12,809,440         18,422,832
Tactical Allocation                  86,786,453        (12,207,817)          3,154,442         15,362,259
Fundamental Value                   128,148,918            927,076           4,290,427          3,363,351
Growth & Income                   2,076,030,500        319,301,235         523,431,906        204,130,671
U.S. Large Cap Value                539,300,878          3,397,353          54,408,083         51,010,730
Equity-Income                     1,127,590,116         58,160,438         140,470,016         82,309,578
Income & Value                      626,369,863          7,832,068          47,975,501         40,143,433
Balanced                            183,143,305         (3,459,162)          4,319,562          7,778,724
High Yield                          450,545,846        (93,622,055)          9,001,414        102,623,469
Strategic Bond                      349,031,678        (15,634,262)          7,101,079         22,735,341
Global Bond                         182,214,657         (2,698,213)            974,073          3,672,286
Total Return                        877,477,398          3,565,347           8,096,054          4,530,707
Investment Quality Bond             470,182,835         (3,998,060)          8,303,474         12,301,534
Diversified Bond                    370,613,014            313,532           3,589,547          3,276,015


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
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--------------------------------------------------------------------------------


PURCHASES AND SALES OF SECURITIES, CONTINUED


                                                 TAX BASIS NET
                                                   UNREALIZED         TAX BASIS        TAX BASIS
                                                  APPRECIATION        UNREALIZED      UNREALIZED
    PORTFOLIO                   TAX BASIS COST   (DEPRECIATION)      APPRECIATION     DEPRECIATION
    ---------                   --------------   --------------      ------------     ------------
U.S. Government Securities     $ 706,126,710     $   1,577,687      $   4,568,444     $   2,990,757
Small Cap Index                   60,171,988         1,426,565          5,191,221         3,764,656
International Index               66,568,094       (14,323,256)         1,565,969        15,889,225
Mid Cap Index                     65,670,688          (221,657)         5,723,526         5,945,183
Total Stock Market Index          90,471,028       (13,812,504)         5,535,825        19,348,329
500 Index                        914,740,298      (120,673,617)        48,218,624       168,892,241
Lifestyle Aggressive 1000        215,805,964       (28,358,408)         1,456,281        29,814,689
Lifestyle Growth 820             806,756,232       (80,218,036)        10,004,941        90,222,977
Lifestyle Balanced 640           815,181,918       (69,980,142)        11,964,711        81,944,853
Lifestyle Moderate 460           254,741,858        (9,263,804)         4,782,631        14,046,435
Lifestyle Conservative 280       174,213,243          (198,186)           584,418           782,604

5. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Advisory fees charged to each Portfolio were as follows:

                                    ALL ASSET                            ALL ASSET                                     ALL ASSET
PORTFOLIO                            LEVELS      PORTFOLIO                LEVELS       PORTFOLIO                         LEVELS
---------                            ------      ---------                ------       ---------                         ------

Internet Technologies                1.150%    Global Equity               0.900%     Strategic Bond                    0.775%
Pacific Rim Emerging Markets         0.850%    Growth                      0.850%     Global Bond                       0.800%
Science & Technology                 1.100%    Large Cap Growth            0.880%     Total Return                      0.775%
International Small  Cap             1.100%    Quantitative Equity         0.700%     Investment Quality Bond           0.650%
Aggressive Growth                    1.000%    Blue Chip Growth            0.875%     Diversified Bond                  0.750%
Emerging Small Company               1.050%    Small Company Value         1.050%     U.S. Government Securities        0.650%
Small Company Blend                  1.050%    Value                       0.800%     Money Market                      0.500%
Dynamic Growth                       1.000%    Equity Index                0.250%     Small Cap Index                   0.525%
Mid Cap Stock                        0.925%    Tactical Allocation         0.900%     International Index               0.550%
All Cap Growth                       0.950%    Growth & Income             0.750%     Mid Cap Index                     0.525%
Overseas                             0.950%    U.S. Large Cap Value        0.875%     Total Stock Market Index          0.525%
International Stock                  1.050%    Equity-Income               0.875%     500 Index                         0.525%
International Value                  1.000%    Income & Value              0.800%
Strategic Opportunities              0.850%    High Yield                  0.775%


                                                BETWEEN      BETWEEN      BETWEEN      BETWEEN     BETWEEN      BETWEEN
                                                  $50         $200         $250         $300        $500         $600
                                                MILLION      MILLION      MILLION      MILLION     MILLION      MILLION
                                  FIRST $50    AND $200     AND $250     AND $300     AND $500    AND $600     AND $900    OVER $900
              PORTFOLIO            MILLION      MILLION      MILLION      MILLION      MILLION     MILLION      MILLION     MILLION
              ---------            -------      -------      -------      -------      -------     -------      -------     -------

Telecommunications  *             1.100%        1.075%        1.075%       1.025%      1.025%      0.950%       0.950%      0.950%
Health Sciences *                 1.100%        1.100%        1.100%       1.100%      1.100%      1.050%       1.050%      1.050%
Mid Cap Growth *                  1.000%        0.975%        0.975%       0.950%      0.950%      0.925%       0.925%      0.925%
Mid Cap Opportunities *           1.000%        1.000%        1.000%       0.950%      0.950%      0.950%       0.950%      0.950%
Financial Services *              0.950%        0.900%        0.900%       0.900%      0.900%      0.850%       0.850%      0.850%
Capital Appreciation              0.900%        0.900%        0.900%       0.900%      0.850%      0.850%       0.850%      0.850%
Quantitative Mid Cap *            0.800%        0.800%        0.700%       0.700%      0.700%      0.700%       0.700%      0.700%
Strategic Growth *                0.900%        0.900%        0.900%       0.900%      0.875%      0.875%       0.850%      0.825%
All Cap Value *                   0.950%        0.950%        0.950%       0.950%      0.950%      0.900%       0.900%      0.900%
Capital Opportunities *           0.900%        0.900%        0.900%       0.900%      0.900%      0.875%       0.875%      0.850%
Utilities *                       0.900%        0.900%        0.900%       0.900%      0.900%      0.875%       0.875%      0.825%
Real Estate Securities            0.800%        0.800%        0.750%       0.750%      0.750%      0.750%       0.750%      0.750%
Mid Cap Value *                   0.950%        0.950%        0.950%       0.900%      0.900%      0.900%       0.875%      0.875%
Fundamental Value *               0.950%        0.900%        0.900%       0.900%      0.900%      0.900%       0.850%      0.850%
Balanced                          0.750%        0.700%        0.700%       0.650%      0.650%      0.650%       0.650%      0.650%
Lifestyle Aggressive 1000         0.075%        0.075%        0.050%       0.050%      0.050%      0.050%       0.050%      0.050%

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                              BETWEEN    BETWEEN    BETWEEN    BETWEEN   BETWEEN     BETWEEN
                                                $50       $200       $250       $300      $500        $600
                                              MILLION    MILLION    MILLION    MILLION   MILLION     MILLION
                                 FIRST $50   AND $200   AND $250   AND $300   AND $500  AND $600    AND $900    OVER $900
              PORTFOLIO           MILLION     MILLION    MILLION    MILLION    MILLION   MILLION     MILLION     MILLION
              ---------           -------     -------    -------    -------    -------   -------     -------     -------

Lifestyle Growth 820               0.075%     0.075%     0.050%     0.050%     0.050%     0.050%     0.050%      0.050%
Lifestyle Balanced 640             0.075%     0.075%     0.050%     0.050%     0.050%     0.050%     0.050%      0.050%
Lifestyle Moderate 460             0.075%     0.075%     0.050%     0.050%     0.050%     0.050%     0.050%      0.050%
Lifestyle Conservative 280         0.075%     0.075%     0.050%     0.050%     0.050%     0.050%     0.050%      0.050%

*    For the period April 30, 2001 (commencement of operations) to December 31,
     2001.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.050% of the average annual net assets of International Index and 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.15% of the average daily net assets of Equity Index, 0.50% of the average daily net assets of Internet Technologies, Telecommunications, Science & Technology, Health Sciences, Aggressive Growth, Emerging Small Company, Small Company Blend, Dynamic Growth, Mid Cap Growth, Mid Cap Opportunities, Mid Cap Stock, All Cap Growth, Financial Services, Capital Appreciation, Strategic Opportunities, Quantitative Mid Cap, Strategic Growth, Growth, Large Cap Growth, All Cap Value, Capital Opportunities, Quantitative Equity, Blue Chip Growth, Utilities, Real Estate Securities, Small Company Value, Mid Cap Value, Value, Tactical Allocation, Fundamental Value, Growth & Income, U.S. Large Cap Value, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Total Return, Investment Quality Bond, Diversified Bond, U.S. Government Securities, Money Market and 0.75% of the average daily net assets of Pacific Rim Emerging Markets, International Small Cap, Overseas, International Stock, International Value, Global Equity and Global Bond. In the case of the Lifestyle Trust, if total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that the total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business).

In addition, effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for Science & Technology, Blue Chip Growth, Equity-Income, and International Stock. Effective April 30, 2001, Health Sciences and Small Company Value were added to this voluntary waiver. The fee reduction is based on the combined asset level of all six portfolios. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

                                                                       FEE REDUCTION
                      COMBINED ASSET LEVELS                (AS A PERCENTAGE OF THE ADVISORY FEE)
                      ---------------------                -------------------------------------

           First $750 million                                              0.00%
           Between $750 million and $1.5 billion                           2.50%
           Between $1.5 billion and $3.0 billion                           3.75%
           Over $3.0 billion                                               5.00%

The fee reductions are applied to the advisory fees of each of the six portfolios. Any of these expense reimbursements may be terminated at any time.

FUND ADMINISTRATION FEES. The Amended Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the year ended December 31, 2001 was $2,130,960, of which $257,424 remains payable to the Adviser at December 31, 2001.

6. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $45,000.

7. COMMITMENTS. At December 31, 2001, Telecommunications, International Small Cap, Health Sciences, Overseas, International Stock, International Value, Global Equity, Strategic Growth, Large Cap Growth, Capital Opportunities, Utilities, High Yield, Strategic Bond, Global Bond, Total Return, and International Index had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open purchases and sales contracts at December 31, 2001 were as follows:

                                                                                                                  NET UNREALIZED
                                                                                                                   APPRECIATION/
                           CONTRACTS TO DELIVER      IN EXCHANGE FOR      SETTLEMENT DATE           VALUE         (DEPRECIATION)
                           --------------------      ---------------      ---------------           -----         --------------
TELECOMMUNICATIONS
          PURCHASES
          British Pound        $   10,546                   7,270            1/2/2002            $   10,570         $       24
          Hong Kong Dollar          3,518                  27,431            1/2/2002                 3,518                 --
          Euro                      9,431                  10,669            1/3/2002                 9,497                 66
          Hong Kong Dollar          4,455                  34,743            1/3/2002                 4,455                 --
          Japanese Yen             11,653               1,523,040            1/8/2002                11,625                (28)
                               ----------                                                        ----------         ----------
                               $   39,603                                                        $   39,665         $       62
                                                                                                                    ==========

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


COMMITMENTS, CONTINUED


                                                                                                                    NET UNREALIZED
                                                                                                                     APPRECIATION/
                             CONTRACTS TO DELIVER     IN EXCHANGE FOR      SETTLEMENT DATE           VALUE           (DEPRECIATION)
                             --------------------     ---------------      ---------------           -----           ---------------
INTERNATIONAL SMALL CAP
          PURCHASES
          Canadian Dollar       $     484,464               773,689          1/2/2002          $     485,893         $       1,429
          Euro                        245,013               276,185          1/2/2002                245,846                   833
          British Pounds              403,792               277,921          1/2/2002                404,042                   250
          Mexican Peso                199,206             1,823,802          1/2/2002                199,192                   (14)
          Norwegian Krone             411,706             3,688,680          1/2/2002                410,922                  (784)
          Canadian Dollar               8,597                13,710          1/3/2002                  8,611                    14
          Euro                        379,253               429,116          1/3/2002                381,978                 2,725
          British Pounds              233,524               161,151          1/3/2002                234,282                   758
          Hong Kong Dollar             31,069               242,233          1/3/2002                 31,065                    (4)
          Norwegian Krone             556,826             5,010,706          1/3/2002                558,197                 1,371
          Swedish Krona                 9,483               101,629          1/3/2002                  9,722                   239
          Swiss Franc                 187,801               314,755          1/3/2002                189,657                 1,856
          Euro                        803,268               908,599          1/4/2002                808,790                 5,522
          Norwegian Krone             505,648             4,555,885          1/4/2002                507,529                 1,881
          Swedish Krona               297,965             3,137,568          1/4/2002                300,160                 2,195
          Japanese Yen              1,300,135           170,382,668          1/8/2002              1,300,532                   397
                                -------------                                                  -------------         -------------
                                $   6,057,750                                                  $   6,076,418         $      18,668
          SALES
          Canadian Dollar                  96         $          59          1/2/2002          $          60         ($          1)
          Euro                         86,308                75,953          1/2/2002                 76,828                  (875)
          British Pounds               43,079                62,479          1/2/2002                 62,629                  (150)
          Hong Kong Dollar            284,320                33,828          1/2/2002                 33,897                   (69)
          Swedish Krona               463,146                43,347          1/2/2002                 44,308                  (961)
          Singapore Dollar             12,487                 6,654          1/2/2002                  6,762                  (108)
          Euro                        147,444               130,311          1/3/2002                131,248                  (937)
          British Pounds               29,317                42,483          1/3/2002                 42,621                  (138)
          Hong Kong Dollar            297,473                38,143          1/3/2002                 38,149                    (6)
          New Zealand Dollar           48,325                19,775          1/3/2002                 20,118                  (343)
          Canadian Dollar              55,319                34,739          1/4/2002                 34,741                    (2)
          Euro                         65,750                58,124          1/4/2002                 58,528                  (404)
          British Pounds               35,856                52,142          1/4/2002                 52,127                    15
          Japanese Yen                675,962                 5,077          1/4/2002                  5,160                   (83)
          Japanese Yen             82,339,307               624,161          1/7/2002                628,496                (4,335)
          Japanese Yen             31,366,439               239,347          1/8/2002                239,420                   (73)
                                                      -------------                            -------------         --------------
                                                      $   1,466,622                            $   1,475,092         ($      8,470)
                                                                                                                     -------------
                                                                                                                     $      10,198
                                                                                                                     =============

HEALTH SCIENCES
          PURCHASES
          Euro                  $     142,949               161,252          1/2/2002          $     143,538         $         589
                                                                                                                     =============

OVERSEAS
          PURCHASES
          Japanese Yen          $   1,819,952           238,709,232          1/8/2002          $   1,822,069         $       2,117
                                                                                                                     =============

INTERNATIONAL STOCK
          PURCHASES
          Danish Krone          $      74,001               623,610          1/2/2002          $      74,667          $         666
          Swedish Krona               214,952             2,297,301          1/2/2002                219,775                  4,823
                                -------------                                                  -------------          -------------
                                $     288,953                                                  $     294,442          $       5,489
                                                                                                                      =============

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


COMMITMENTS, CONTINUED


                                                                                                                     NET UNREALIZED
                                                                                                                       APPRECIATION/
                                CONTRACTS TO DELIVER    IN EXCHANGE FOR      SETTLEMENT DATE          VALUE           (DEPRECIATION)
                                --------------------    ---------------      ---------------          -----           --------------
INTERNATIONAL VALUE
          PURCHASES
          Canadian Dollar           $   627,122              997,124              1/3/2002          $   626,216         ($      906)
          Canadian Dollar                29,146               46,575             1/31/2002               29,250                 104
                                    -----------                                                     -----------         -----------
                                    $   656,268                                                     $   655,466         ($      802)
                                                                                                                        ===========

GLOBAL EQUITY
          SALES
          Euro                            3,203          $     2,785              1/2/2002          $     2,851         ($       66)

          SALES
          Japanese Yen                6,143,230          $    47,075              1/4/2002          $    46,891         $       184
          Japanese Yen               28,098,045              214,080              1/7/2002              214,473                (393)
          Japanese Yen               16,325,861              124,549              1/8/2002              124,615                 (66)
                                                         -----------                                -----------         -----------
                                                         $   388,489                                $   388,830         ($      341)
                                                                                                                        ===========
STRATEGIC GROWTH
          PURCHASES
          British Pound             $    32,855               22,601              1/2/2002          $    32,858         $         3
          Euro                           26,726               30,282              1/3/2002               26,956                 230
                                    -----------                                                     -----------         -----------
                                    $    59,581                                                     $    59,814         $       233
                                                                                                                        ===========
LARGE CAP GROWTH
          PURCHASES
          Canadian Dollar           $    67,443              107,589              1/2/2002          $    67,568         $       125

          SALES
          Singapore Dollar              682,389          $   368,019              1/2/2002          $   369,558         ($    1,539)
                                                                                                                        -----------
                                                                                                                        ($    1,414)
                                                                                                                        ===========
CAPITAL OPPORTUNITIES
          PURCHASES
          British Pound             $    96,279               66,454              1/3/2002          $    96,611         $       332
          Hong Kong Dollar               35,394              275,987              1/3/2002               35,393                  (1)
                                    -----------                                                     -----------         -----------
                                    $   131,673                                                     $   132,004         $       331

          SALES
          Euro                           18,233          $    16,104              1/3/2002          $    16,231         ($      127)
                                                                                                                        -----------
                                                                                                                        $       204
                                                                                                                        ===========
UTILITIES
          SALES
          Euro                           16,563          $    14,703              1/2/2002          $    14,744         ($       41)
          Euro                           12,972               11,449              1/3/2002               11,547                 (98)
          Euro                           13,105               11,574              1/4/2002               11,666                 (92)
                                                         -----------                                -----------         -----------
                                                         $    37,726                                $    37,957         ($      231)
                                                                                                                        ===========

HIGH YIELD
          SALES
          Euro                          755,000          $   673,838             1/29/2002          $   671,239         $     2,599
          Euro                        3,090,000            2,783,318             1/31/2002            2,747,072              36,246
          British Pound               3,605,000          $ 5,248,880             2/11/2002            5,228,032              20,848
          Euro                        3,010,000            2,680,376             2/14/2002            2,674,601               5,775
          British Pound                  30,000               43,500             2/14/2002               43,500                  --
          Euro                        1,460,000            1,302,318             2/28/2002            1,296,568               5,750
                                                         -----------                                -----------         -----------
                                                         $12,732,230                                $12,661,012         $    71,218
                                                                                                                        ===========

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


COMMITMENTS, CONTINUED

STRATEGIC BOND


                                                                                                                     NET UNREALIZED
                                                     CURRENCY                                                        APPRECIATION/
          PAYABLE CURRENCY            VALUE         RECEIVABLE   IN EXCHANGE FOR   SETTLEMENT DATE      VALUE        (DEPRECIATION)
          ----------------            -----         ----------   ---------------   ---------------      -----        --------------

          Polish Zloty            $      588,495          Euro          650,810       1/31/2002     $   578,583     ($      9,912)

          RECEIVABLE CURRENCY
          Euro                         2,490,000  Polish Zloty  $       588,495       1/31/2002     $   622,282     ($     33,787)

          PURCHASES
          Danish Krone            $       41,862                        348,000       1/31/2002     $    41,603     ($        259)
          Euro                           188,108                        209,241       1/31/2002         186,020             (2,088)
          Euro                         2,386,045                      2,683,663       1/31/2002       2,385,831               (214)
          Polish Zloty                   676,972                      2,770,848       1/31/2002         692,469             15,497
                                  --------------                                                    -----------       -------------
                                  $    3,292,987                                                    $ 3,305,923      $      12,936
          SALES
          Danish Krone                   348,000                $        41,542       1/31/2002     $    41,603     ($         61)
          Euro                         3,350,222                      3,001,799       1/31/2002       2,978,415             23,384
          Euro                           196,000                        175,263       1/31/2002         174,248              1,015
          Polish Zloty                   280,848                         66,583       1/31/2002          70,187             (3,604)
                                                                  --------------                    -----------       -------------
                                                                $     3,285,187                     $ 3,264,453      $      20,734
                                                                                                                     -------------
                                                                                                                     ($     10,029)
                                                                                                                     =============
GLOBAL BOND
          PURCHASES
          Euro                    $   10,824,954                     12,299,000       1/11/2002     $10,942,856      $     117,902
          British Pound                  924,436                        649,000       1/17/2002         942,513             18,077
          Swedish Krona                  892,722                      9,435,000       1/17/2002         901,688              8,966
          Japanese Yen                19,015,471                  2,351,282,000       1/18/2002      17,964,132         (1,051,339)
          Canadian Dollar              1,992,707                      3,141,000        2/5/2002       1,972,128            (20,579)
          Hong Kong Dollar             1,513,838                     11,804,000       2/15/2002       1,513,489               (349)
          Danish Krone                   578,106                      4,865,000       3/12/2002         580,563              2,457
                                  --------------                                                    -----------      -------------
                                  $   35,742,234                                                    $34,817,369      ($    924,865)

          SALES
          Australian Dollar            5,338,000                $     2,749,070       1/18/2002     $ 2,728,810      $      20,260
          Australian Dollar              651,000                        338,780       1/29/2002         332,538              6,242
          Swiss Franc                  4,944,000                      3,012,571       1/11/2002       2,979,133             33,438
          Euro                           450,000                        399,150       1/11/2002         400,381             (1,231)
          Japanese Yen               323,801,430                      2,564,035       1/18/2002       2,473,889             90,146
          New Zealand Dollar             127,000                         52,854       1/18/2002          52,789                 65
                                                                ---------------                     -----------      -------------
                                                                $     9,116,460                     $ 8,967,540      $     148,920
                                                                                                                     -------------
                                                                                                                     ($    775,945)
                                                                                                                     =============
TOTAL RETURN
          PURCHASES
          Euro                    $   28,239,002                     31,405,381       1/11/2002     $27,942,481      ($    296,521)
          Japanese Yen                 9,100,000                  1,151,494,600       1/18/2002       8,797,584           (302,416)
                                  --------------                                                    -----------       -------------
                                  $   37,339,002                                                    $36,740,065      ($    598,937)

          SALES
          Euro                        31,405,381                $    28,036,159       1/11/2002     $27,942,481      $      93,678
          British Pound                3,464,000                      4,947,048       1/17/2002       5,030,606            (83,558)
          Japanese Yen             4,211,710,210                     33,753,292       1/18/2002      32,178,070          1,575,222
                                                                ---------------                     -----------      -------------
                                                                $    66,736,499                     $65,151,157      $   1,585,342
                                                                                                                     -------------
                                                                                                                     $     986,405
                                                                                                                     =============
INTERNATIONAL INDEX
          SALES
          Euro                                49                $            43        1/2/2002     $        44      ($          1)
                                                                                                                     =============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


8. LINE OF CREDIT. All Portfolios with the exception of Growth, US Government, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the year ended December 31, 2001, interest charged under the agreement was $4,072 for Quantitative Equity.

9. CAPITAL LOSS CARRYFORWARDS. At December 31, 2001, capital loss carryforwards available to offset future realized gains were approximately:

PORTFOLIO                                  2002           2004           2006             2007             2008             2009
---------                                  ----           ----           ----             ----             ----             ----
Internet Technologies Trust                    --             --             --               --               --     $ 34,702,000
Pacific Rim Emerging Markets Trust             --             --   $    599,000               --               --     $  7,852,000
Telecommunications Trust                       --             --             --               --               --        1,997,000

Science and Technology Trust                   --             --             --               --               --      661,244,000
International Small  Cap Trust                 --             --             --               --     $ 49,523,000       67.800,000
Aggressive Growth Trust                        --             --        572,000               --        4,331,000       93,743,000
Emerging Small Company Trust                   --             --             --               --               --       24,978,000
Small Company Blend Trust                      --             --             --               --               --       19,321,000
Dynamic Growth Trust                           --             --             --               --       12,535,000      103,381,000
Mid Cap Growth Trust                           --             --             --               --               --        1,402,000
Mid Cap Opportunities Trust                    --             --             --               --               --        2,317,000
Mid Cap Stock Trust                            --             --             --     $  1,875,000        5,859,000       20,715,000
All Cap Growth Trust                           --             --             --               --               --      178,151,000
Financial Services Trust                       --             --             --               --               --          135,000
Overseas Trust                                 --             --             --               --               --       88,227,000
International Stock Trust                      --             --             --               --               --       19,465,000
International Value Trust                      --             --             --               --               --        8,907,000
Capital Appreciation Trust                     --             --             --               --               --        3,270,000
Strategic Opportunities Trust                  --             --             --               --               --      342,084,000
Quantitative Mid Cap Trust                     --             --             --               --               --       23,605,000
Global Equity Trust                            --             --             --               --               --       38,418,000
Strategic Growth Trust                         --             --             --               --               --        3,862,000
Growth Trust                                   --             --             --               --       17,455,000      189,385,000
Large Cap Growth Trust                         --             --             --               --               --       86,185,000
All Cap Value Trust                            --             --             --               --               --          277,000
Capital Opportunities Trust                    --             --             --               --               --        1,225,000
Quantitative Equity Trust                      --             --             --               --               --      128,938,000
Blue Chip Growth Trust                         --             --             --               --               --       65,883,000
Utilities Trust                                --             --             --               --               --          694,000
Real Estate Securities Trust                   --             --             --       14,903,000        2,061,000               --
Mid Cap Value Trust                            --             --             --               --               --          471,000
Equity Index Trust                             --             --             --               --               --          424,000
Fundamental Value Trust                        --             --             --               --               --          266,000
U.S. Large Cap Value Trust                     --             --             --               --               --        2,397,000
Income and Value Trust                         --             --             --               --               --        2,211,000
Balanced Trust                                 --             --             --               --        5,432,000       35,067,000
High Yield Trust                               --             --             --        2,607,000        5,017,000        6,052,000
Strategic Bond Trust                           --             --     10,173,000       11,638,000        3,587,000        1,478,000
Global Bond Trust                              --             --      1,978,000        4,338,000               --               --
Investment Quality Bond Trust          $2,504,000     $  213,000         95,000       2,131,0000        6,096,000        2,482,000
Diversified Bond Trust                         --             --             --               --          171,000               --
U.S. Government Securities Trust               --             --             --               --       7,823,0000               --
Small Cap Index Trust                          --             --             --               --        2,210,000        3,267,000
International Index Trust                      --             --             --               --         130,0000          884,000
Mid Cap Index Trust                            --             --             --               --               --          327,000
Total Stock Market Index Trust                 --             --             --               --               --          547,000
500 Index Trust                                --             --             --               --          374,000        5,746,000

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


CAPITAL LOSS CARRYFORWARDS, CONTINUED

PORTFOLIO                                 2002           2004            2006            2007             2008            2009
---------                                 ----           ----            ----            ----             ----            ----
Lifestyle Aggressive 1000 Trust                --             --               --              --               --    $ 6,453,000
Lifestyle Growth 820 Trust                     --             --               --              --               --     15,153,000
Lifestyle Moderate 460 Trust                   --             --               --              --               --      3,656,000

10. FEDERAL INCOME TAX INFORMATION. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for futures and options transactions, foreign currency transactions, paydowns, market discount on debt securities, losses deferred with respect to wash sales, investments in passive foreign investment companies and excise tax regulations.

The tax character of distributions paid (with the exception of Money Market) during 2001 was as follows:


                                                    LONG TERM        TAX RETURN        TOTAL
            PORTFOLIO           ORDINARY INCOME   CAPITAL GAINS      OF CAPITAL     DISTRIBUTIONS
            ---------           ---------------   -------------      ----------     -------------


Pacific Rim Emerging Markets     $    273,042               --               --     $    273,042
Science & Technology                       --     $ 49,029,735               --       49,029,735
Emerging Small Company                     --       18,772,975               --       18,772,975
Small Company Blend                   542,014               --               --          542,014
Dynamic Growth                        231,237               --               --          231,237
All Cap Growth                             --       42,761,463               --       42,761,463
Financial Services                      6,678               --               --            6,678
Overseas                           18,807,315       20,465,625               --       39,272,940
International Stock                   537,526       12,045,532               --       12,583,058
International Value                 4,589,456               --               --        4,589,456
Strategic Opportunities           188,530,064               --               --      188,530,064
Global Equity                      25,014,348       78,780,951               --      103,795,299
Large Cap Growth                    1,595,308       19,079,750               --       20,675,058
All Cap Value                           3,613               --               --            3,613
Quantitative Equity                58,043,829       22,252,930               --       80,296,759
Blue Chip Growth                           --      132,653,982               --      132,653,982
Utilities                              87,620               --               --           87,620
Real Estate Securities              8,304,834               --               --        8,304,834
Small Company Value                   247,360               --               --          247,360
Mid Cap Value                         177,922               --               --          177,922
Value                               2,980,758        5,141,047               --        8,121,805
Equity Index                        1,097,501        1,646,150               --        2,743,651
Tactical Allocation                   485,383               --               --          485,383
Growth & Income                    10,407,561      130,574,062               --      140,981,623
U.S. Large Cap Value                3,634,077        1,477,297               --        5,111,374
Equity-Income                      22,588,258       87,618,922               --      110,207,180
Income & Value                     21,016,381        5,023,868               --       26,040,249
Balanced                            4,067,476               --               --        4,067,476
High Yield                         26,393,060               --               --       26,393,060
Strategic Bond                     25,014,970               --               --       25,014,970
Total Return                       19,174,896               --               --       19,174,896
Investment Quality Bond            19,361,929               --               --       19,361,929
Diversified Bond                   13,274,035               --               --       13,274,035
U.S. Government Securities         20,935,256               --               --       20,935,256
Small Cap Index                       769,668               --               --          769,668
International Index                   577,137               --               --          577,137
Mid Cap Index                         367,723               --               --          367,723
Total Stock Market Index              589,908               --               --          589,908
500 Index                           5,897,069               --               --        5,897,069
Lifestyle Aggressive 1000           4,720,964        3,038,622     $  4,845,784       12,605,370
Lifestyle Growth 820               29,133,077        6,661,537       14,380,851       50,175,465
Lifestyle Balanced 640             29,141,207       17,159,293               --       46,300,500
Lifestyle Moderate 460              8,302,883               --        2,754,320       11,057,203
Lifestyle Conservative 280          5,778,575          309,634               --        6,088,209

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


FEDERAL INCOME TAX INFORMATION, CONTINUED

The tax-basis components of distributable earnings at December 31, 2001 was as follows:

                                    UNDISTRIBUTED     UNDISTRIBUTED    UNREALIZED
                                      ORDINARY          REALIZED      APPRECIATION       CAPITAL LOSS
          PORTFOLIO                     INCOME            GAIN       (DEPRECIATION)      CARRYFORWARDS
          ---------                     ------            ----       --------------      -------------

Internet Technologies                       --                --     ($ 29,406,130)     ($ 34,702,279)
Pacific Rim Emerging Markets     $      67,950                --       (13,724,190)        (8,451,193)
Telecommunications                          --                --        (3,466,568)        (1,997,387)
Science & Technology                        --                --      (182,692,439)      (661,243,909)
International Small Cap                     --                --        (1,259,403)      (117,323,155)
Health Sciences                        155,128                --         2,290,592                 --
Aggressive Growth                           --                --        (2,848,843)       (98,645,777)
Emerging Small Company                      --                --        16,784,180        (24,978,476)
Small Company Blend                    330,218                --        (9,454,180)       (19,320,843)
Dynamic Growth                              --                --       (11,136,967)      (115,916,246)
Mid Cap Growth                              --                --        (1,180,281)        (1,402,314)
Mid Cap Opportunities                       --                --            40,383         (2,316,650)
Mid Cap Stock                               --                --        12,868,763        (28,448,942)
All Cap Growth                              --                --        (3,833,676)      (178,151,169)
Financial Services                         777                --          (378,942)          (135,290)
Overseas                             2,262,088                --       (65,177,051)       (88,227,034)
International Stock                  1,144,916                --       (49,374,599)       (19,464,809)
International Value                  1,856,047                --       (15,880,442)        (8,906,826)
Capital Appreciation                        --                --        (1,354,671)        (3,270,396)
Strategic Opportunities                     --                --           616,297       (342,083,738)
Quantitative Mid Cap                        --                --         2,475,490        (23,604,887)
Global Equity                        6,111,579                --       (18,451,035)       (38,417,574)
Strategic Growth                            --                --           214,755         (3,862,484)
Growth                                      --                --       (44,567,841)      (206,840,202)
Large Cap Growth                     1,467,443                --       (64,531,765)       (86,184,611)
All Cap Value                              845                --           830,676           (277,359)
Capital Opportunities                       --                --           388,175         (1,225,215)
Quantitative Equity                  1,077,631                --       (15,245,107)      (128,938,052)
Blue Chip Growth                            --                --        74,597,867        (65,882,998)
Utilities                                1,033                --        (2,603,643)          (694,099)
Real Estate Securities               8,237,956                --        12,090,038        (16,963,872)
Small Company Value                    897,097         1,228,154        11,013,662                 --
Mid-Cap Value                               --                --         3,889,486           (470,569)
Value                                2,730,137         4,307,635        13,767,601                 --
Equity Index                         1,019,444                --        (5,613,391)          (424,270)
Tactical Allocation                      1,617                --       (12,605,756)                --
Fundamental Value                      152,780                --           927,076           (265,514)
Growth & Income                     12,307,222        74,936,045       319,301,235                 --
U.S. Large Cap Value                 1,472,309                --         3,390,588         (2,397,158)
Equity-Income                       18,021,008        29,751,648        57,363,099                 --
Income & Value                      10,545,302                --         7,796,255         (2,210,984)
Balanced                             3,966,825                --        (3,459,599)       (40,499,157)
High Yield                          29,238,979                --       (93,627,153)       (13,676,069)
Strategic Bond                      22,248,254                --       (16,753,701)       (26,876,180)
Global Bond                                 --                --        (2,304,405)        (6,315,927)
Total Return                        42,172,422         2,532,874         3,175,780                 --
Investment Quality Bond             22,928,748                --        (3,999,598)       (13,521,194)
Diversified Bond                    13,630,432                --           297,757           (170,736)
U.S. Government Securities          23,900,322                --         1,437,645         (7,823,053)
Small Cap Index                             --                --         1,425,607         (5,476,803)
International Index                        774                --       (16,963,185)        (1,014,067)
Mid Cap Index                            4,229                --          (221,657)          (327,267)
Total Stock Market Index                    --                --       (13,815,736)          (546,966)
500 Index                               16,495                --      (124,266,523)        (6,119,965)
Lifestyle Aggressive 1000                   --                --       (28,358,409)        (6,453,331)
Lifestyle Growth 820                        --                --       (80,218,037)       (15,152,711)
Lifestyle Balanced 640                      --         1,157,287       (69,980,141)                --
Lifestyle Moderate 460                      --                --        (9,263,804)        (3,655,907)
Lifestyle Conservative 280              44,593                --          (198,186)                --

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


11. MANAGEMENT OF THE TRUST. The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (currently, there are 67 portfolios).

                             DISINTERESTED TRUSTEES

                                   POSITION WITH                  PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                THE TRUST                     DURING PAST FIVE YEARS


Don B. Allen                         Trustee            Senior Lecturer, William E. Simon Graduate School
73 Tremont Street                    (since 1985)       of Business Administration, University of Rochester.
Boston, MA  02108
Age: 73

Charles L. Bardelis                  Trustee            President and Executive Officer, Island Commuter
73 Tremont Street                    (since 1988)       Corp. (Marine Transport).
Boston, MA  02108
Age: 60

Samuel Hoar                          Trustee            Senior Mediator, Arbitrator, Regional Manager,
73 Tremont Street                    (since 1989)       JAMS, LLC, August 1999 to date; Senior Mediator,
Boston, MA  02108                                       Arbitrator, Regional Director of Professional
Age: 74                                                 Services, J.A.M.S./Endispute, Inc., June 1994 to
                                                         August 1999.

F. David Rolwing                     Trustee            Former Chairman, President and CEO, Montgomery
73 Tremont Street                    (since 1997*)      Mutual Insurance Company, 1991 to 1999. (Retired
Boston, MA  02108                                       1999).
Age: 67


* Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc., which merged into the Trust on December 31, 1996.

                       TRUSTEES AFFILIATED WITH THE TRUST

                                  POSITION WITH                    PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                THE TRUST                     DURING PAST FIVE YEARS
---------------------                ---------                     ----------------------

John D. DesPrez III#                 Trustee            Executive Vice President, U.S. Operations, Manulife
73 Tremont Street                    (since 2000)       Financial, January 1999 to date; Senior Vice
Boston, MA  02108                                       President, US Annuities, Manulife Financial,
Age:45                                                  September 1996 to December, 1998; President, The
                                                        Manufacturers Life Insurance Company of North
                                                        America, September 1996 to December, 1998; Vice
                                                        President, Mutual Funds,Manulife Financial,
                                                        January 1995 to September 1996.

John D. Richardson #                 Chairman of  the   Senior Executive Vice President, U.S. Operations,
200 Bloor Street East                Board  of          Manulife Financial, January 1999 to date; Executive
Toronto, Ontario, Canada             Trustees           Vice President and General Manager, U.S.
M4W 1E5                              (since 1997)       Operations, Manulife Financial, January 1995 to
Age: 63                                                 January 1999.

                                                        Director of Manulife Financial Corporation, a
                                                        publicly traded company and the ultimate parent
                                                        of the adviser.

# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other companies except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029.

MANUFACTURERS INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

         On December 19, 2001, a Special Meeting of Shareholders of Manufacturers Investment Trust (the "Trust") was held at 73 Tremont Street, Boston, MA at 10 a.m. E.S.T. for the purpose of considering and voting upon:

Proposal 1        Approval of Amended Advisory Agreement between the Trust and
                  Manufacturers Securities Services, LLC ("MSS"), for adding one advisory fee breakpoints and, in the case of the Large Cap
                  Growth Trust, Quantitative Equity Trust and U.S. Government
                  Securities Trust, increasing advisory fee rates before certain breakpoints. (Only shareholders of the Internet Technologies
                  Trust, Pacific Rim Emerging Markets Trust, Science &
                  Technology Trust, International Small Cap Trust, Aggressive
                  Growth Trust, Emerging Small Company Trust, Dynamic Growth
                  Trust, Mid Cap Stock Trust, All Cap Growth Trust,
                  International Stock Trust, International Value Trust, Global
                  Equity Trust, Growth Trust, Large Cap Growth Trust,
                  Quantitative Equity Trust, Blue Chip Growth Trust, Value
                  Trust, Tactical Allocation Trust, Growth & Income Trust,
                  Equity-Income Trust, High Yield Trust, Strategic Bond Trust,
                  Global Bond Trust, Total Return Trust, Investment Quality Bond
                  Trust and U.S. Government Securities Trust voted on Proposal
                  1);

Proposal 2        Approval of a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 pursuant to which each Portfolio will pay MSS, as the Trust's distributor, a fee
                  ("12b-1 fee") at an annual rate of 0.15% of the Portfolio's average daily net assets which MSS may use for expenses relating to the distribution of shares of, and administrative and other services provided to investors in the Portfolio.
                  (Shareholders of each Portfolio, except the Equity Index Trust and the Lifestyle Trusts voted on Proposal 2);

Proposal 3        Approval of Amended Subadvisory Agreement with Manufacturers
                  Adviser Corporation ("MAC") changing the subadvisory fee rates for Pacific Rim Emerging Markets Trust, Quantitative Equity
                  Trust, and Money Market Trust. (Only shareholders of Pacific
                  Rim Emerging Markets Trust, Quantitative Equity Trust, and
                  Money Market Trust, voted on Proposal 3);

Proposal 4        Approval of a Change in the Classification of the Real Estate
                  Securities Trust under the 1940 Act from "Diversified" to
                  "Non-Diversified." (Only shareholders of Real Estate
                  Securities Trust voted on Proposal 4).

At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

                                                      SHARES
          ---------                -------------------------------------------
          PORTFOLIO                   FOR             AGAINST        ABSTAINED
          ---------                ----------        ---------       ---------

          PROPOSAL 1
          ----------
        Internet Technologies
        Trust                       8,422,904          825,027         611,356
        Pacific Rim Emerging
        Markets Trust               8,365,952          694,881         598,801
        Science & Technology
        Trust                      44,200,917        6,958,512       4,230,899
        International Small
        Cap Trust                  10,970,295        1,416,963       1,117,111
        Aggressive Growth
        Trust                      18,131,227        2,861,751       1,688,286
        Emerging Small
        Company Trust              13,610,508        2,265,375       1,179,017
        Dynamic Growth Trust       21,272,008        3,041,206       2,022,611
        Mid Cap Stock Trust        10,504,866        1,530,719         908,404
        All Cap Growth Trust       35,063,837        4,966,627       3,673,952
        International Stock
        Trust                      22,550,361        3,033,003       1,739,192
        International Value
        Trust                      15,831,198        1,162,524       1,602,960
        Global Equity Trust        33,803,316        4,019,559       3,672,774
        Growth Trust               29,373,434        3,992,905       2,517,509
        Large Cap Growth Trust     38,278,863        6,343,302       3,757,707
        Quantitative Equity
        Trust                      21,106,447        3,234,959       1,705,451
        Blue Chip Growth Trust     83,516,150       11,091,736       8,211,222
        Value Trust                17,197,389        2,647,778       1,779,958
        Tactical Allocation
        Trust                       4,947,288          725,912         782,329
        Growth & Income Trust      81,760,613       10,237,477       8,256,387
        Equity-Income Trust        59,891,602        7,526,585       6,250,364
        High Yield Trust           24,532,748        2,879,295       2,790,015
        Strategic Bond Trust       22,927,813        2,649,220       2,576,039
        Global Bond Trust           7,517,794          647,448         818,523
        Total Return Trust         37,309,269        5,629,205       3,763,785
        Investment Quality
        Bond Trust                 28,268,696        3,535,035       2,215,127
        U.S. Government
        Securities Trust           29,055,632        5,487,751       3,391,813

         PROPOSAL 2
         ----------
        Internet Technologies
        Trust                       7,916,548        1,322,503         620,236
        Pacific Rim Emerging
        Markets Trust               8,189,304          794,241         676,089
        Telecommunications
        Trust                       1,067,664          542,523          20,352
        Science and
        Technology Trust           43,877,735        7,325,699       4,186,895

MANUFACTURERS INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

        PROPOSAL 2, CONTINUED
        International Small
        Cap Trust                  10,998,450        1,416,133       1,089,786
        Health Sciences Trust       2,311,980          208,811         180,252
        Aggressive Growth
        Trust                      18,080,305        2,921,361       1,679,598
        Emerging Small
        Company Trust              13,351,254        2,383,705       1,319,941
        Small Company Blend
        Trust                      11,313,763        1,350,059         724,313
        Dynamic Growth Trust       21,868,241        2,781,722       1,685,862
        Mid Cap Growth Trust        1,992,784          341,817         264,276
        Mid Cap Opportunities
        Trust                       2,146,112          295,416         171,773
        Mid Cap Stock Trust        10,462,281        1,585,649         896,059
        All Cap Growth Trust       34,591,521        5,382,952       3,729,943
        Financial Services
        Trust                       1,373,789          113,874         106,250
        Overseas Trust             40,480,046        5,482,993       3,913,456
        International Stock
        Trust                      22,125,479        3,346,509       1,850,567
        International Value
        Trust                      15,641,212        1,332,532       1,622,938
        Capital Appreciation
        Trust                       3,583,108          237,470         302,616
        Strategic
        Opportunities Trust        69,132,673        9,367,514       7,344,475
        Quantitative Mid Cap
        Trust                       6,038,511        3,127,895         268,600
        Global Equity Trust        34,008,210        3,847,745       3,639,694
        Strategic Growth Trust      5,410,264          648,192         481,150
        Growth Trust               29,090,899        4,263,705       2,529,244
        Large Cap Growth Trust     38,577,585        5,835,701       3,966,587
        All Cap Value Trust         1,077,295          122,962         125,022
        Capital Opportunities
        Trust                       2,229,108          138,277         118,681
        Quantitative Equity
        Trust                      20,497,182        3,778,028       1,771,648
        Blue Chip Growth Trust     83,553,653       11,195,804       8,069,650
        Utilities Trust             1,468,924          144,363         104,483
        Real Estate
        Securities Trust           11,163,362        1,553,120       1,236,880
        Small Company Value
        Trust                      11,248,159        1,440,065         926,788
        Mid Cap Value Trust         3,025,216          653,014         412,334
        Value Trust                17,143,477        2,571,252       1,910,396
        Tactical Allocation
        Trust                       5,108,964          754,816         591,749
        Fundamental Value
        Trust                       5,230,741          653,808         443,571
        Growth & Income Trust      81,279,105       10,727,443       8,247,930
        U.S. Large Cap Value
        Trust                      30,993,087        4,223,509       3,202,757
        Equity-Income Trust        60,130,984        7,617,456       5,920,110
        Income and Value Trust     44,724,843        4,467,941       5,181,845
        Balanced Trust             10,287,769        1,752,701         854,403
        High Yield Trust           24,931,286        2,686,357       2,584,415
        Strategic Bond Trust       22,886,397        2,729,043       2,537,632
        Global Bond Trust           7,409,619          730,865         843,281
        Total Return Trust         37,819,521        5,260,092       3,622,647
        Investment Quality
        Bond Trust                 28,243,547        3,440,959       2,334,352
        Diversified Bond Trust     20,109,517        2,285,487       2,881,965
        U.S. Government
        Securities Trust           29,527,882        4,821,765       3,585,549
        Small Cap Index Trust       3,033,007          599,955         176,840
        International Index
        Trust                       3,872,631        1,219,329         379,105
        Mid Cap Index Trust         3,244,975          578,720         190,372
        Total Stock Market
        Index Trust                 5,231,417        1,293,501         477,090
        Money Market Trust        108,035,572       18,162,825      16,077,571
        500 Index Trust            55,262,701       13,066,648       5,969,213

         PROPOSAL 3
         ----------
        Pacific Rim Emerging
        Markets Trust               8,199,052          796,395         664,187
        Quantitative Equity Trust  20,788,730        3,390,517       1,867,610
        Money Market Trust        105,811,373       20,438,471      16,026,124

         PROPOSAL 4
         ----------
        Real Estate Securities
        Trust                      11,679,250        1,043,327       1,230,784

MANAGEMENT OF THE TRUST


TRUSTEES

John D. Richardson, Chairman of the Board
Don B. Allen
Charles L. Bardelis
John D. DesPrez, III
Samuel Hoar
F. David Rolwing


OFFICERS

James D. Gallagher, President
John R. Ostler, Treasurer
Gordon M. Shone, Assistant Treasurer
Tracy Kane Lannigan, Secretary


INVESTMENT ADVISER

Manufacturers Securities Services, LLC
Boston, Massachusetts


ISSUER OF VENTURE ANNUITIES

The Manufacturers Life Insurance
Company (U.S.A.)
PO Box 9230
Boston, Massachusetts 02205-9230
800-344-1029


ISSUER OF VENTURE SPVL,VENTURE VUL, SURVIVORSHIP VUL AND COLI VUL

The Manufacturers Life Insurance
Company (U.S.A.)
200 Bloor Street East
Toronto, Ontario, Canada M4W1E5
800-827-4546


PRINCIPAL UNDERWRITER OF VENTURE ANNUITIES

Manulife Financial Securities LLC
Boston, Massachusetts


PRINCIPAL UNDERWRITER OF VENTURE
SPVL, VENTURE VUL, SURVIVORSHIP VUL
AND COLI VUL

Manulife Financial Securities LLC
Toronto, Ontario, Canada


PROMOTIONAL AGENT OF VENTURE ANNUITIES

Manulife Wood Logan
Stamford, Connecticut


Manulife Financial and the block design are registered service marks and trademarks of The Manufacturers Life Insurance Company and are used by it and its affiliates, including Manulife Financial Corporation.


[MANULIFE FINANCIAL LOGO]                                    PRESORTED STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                   PERMIT #6
                                                                HUDSON MA 01749


[MANULIFE FINANCIAL LOGO]

Manufacturers Investment Trust
73 Tremont Street, Suite 1300
Boston, MA 02108-3915